UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Lincoln Street, Boston, Massachusetts 02111

(Address of principal executive offices) (zip code)

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, Massachusetts 02111

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Item 1. Reports to Shareholders.

Semi-Annual Report

December 31, 2017

SPDR® Series Trust - Equity Funds

SPDR Dow Jones REIT ETF

SPDR S&P Biotech ETF

SPDR S&P Dividend ETF

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (UNAUDITED)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR DOW JONES REIT ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Simon Property Group, Inc. REIT	7.9%
Prologis, Inc. REIT	5.1
Public Storage REIT	4.6
AvalonBay Communities, Inc. REIT	3.6
Welltower, Inc. REIT	3.5
Equity Residential REIT	3.5
Digital Realty Trust, Inc. REIT	3.5
Ventas, Inc. REIT	3.2
Boston Properties, Inc. REIT	3.0
Essex Property Trust, Inc. REIT	2.4
TOTAL	40.3%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017

% of Net Assets
Retail REITS	20.6%
Residential REITS	20.4
Office REITS	16.8
Specialized REITS	11.7
Health Care REITS	10.4
Industrial REITS	8.6
Hotel & Resort REITS	8.1
Diversified REITS	2.8
Short-Term Investments	0.4
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

(The industry breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

1

SPDR S&P BIOTECH ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Immunomedics, Inc.	1.7%
Array BioPharma, Inc.	1.7
Exelixis, Inc.	1.7
Clovis Oncology, Inc.	1.6
BioMarin Pharmaceutical, Inc.	1.6
United Therapeutics Corp.	1.6
Amicus Therapeutics, Inc.	1.6
MiMedx Group, Inc.	1.6
Avexis, Inc.	1.6
Neurocrine Biosciences, Inc.	1.6
TOTAL	16.3%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017

% of Net Assets
Biotechnology	99.9%
Short Term Investments	13.4
Liabilities in Excess of Other Assets	(13.3)
TOTAL	100.0%

(The industry breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

2

SPDR S&P DIVIDEND ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Tanger Factory Outlet Centers, Inc. REIT	2.3%
AT&T, Inc.	2.3
National Retail Properties, Inc. REIT	2.0
Realty Income Corp. REIT	1.9
Target Corp.	1.8
International Business Machines Corp.	1.6
Chevron Corp.	1.6
People’s United Financial, Inc.	1.6
Exxon Mobil Corp.	1.5
Kimberly-Clark Corp.	1.5
TOTAL	18.1%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Consumer Staples	15.8%
Industrials	14.9
Financials	14.2
Consumer Discretionary	11.2
Utilities	10.3
Materials	9.5
Real Estate	8.6
Health Care	6.0
Energy	3.1
Telecommunication Services	3.0
Information Technology	2.9
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%

(The sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

3

SPDR DOW JONES REIT ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.1%
Alexandria Real Estate Equities, Inc. REIT	399,484	$52,168,616
AvalonBay Communities, Inc. REIT	576,350	102,826,603
Chatham Lodging Trust REIT	190,655	4,339,308
QTS Realty Trust, Inc. Class A REIT	209,953	11,371,054

		170,705,581

REAL ESTATE INVESTMENT TRUSTS (REITS) — 93.3%
Acadia Realty Trust REIT	349,394	9,559,420
American Assets Trust, Inc. REIT	172,997	6,615,405
American Campus Communities, Inc. REIT	569,405	23,362,687
American Homes 4 Rent Class A REIT	1,050,850	22,950,564
Apartment Investment & Management Co. Class A REIT	655,340	28,644,911
Apple Hospitality REIT, Inc.	875,092	17,160,554
Ashford Hospitality Prime, Inc. REIT	134,960	1,313,161
Ashford Hospitality Trust, Inc. REIT	373,050	2,510,627
Boston Properties, Inc. REIT	644,100	83,752,323
Brandywine Realty Trust REIT	732,344	13,321,337
Brixmor Property Group, Inc. REIT	1,272,539	23,745,578
Camden Property Trust REIT.	386,791	35,607,979
CBL & Associates Properties, Inc. REIT (a)	723,127	4,092,899
Cedar Realty Trust, Inc. REIT	330,733	2,010,857
Chesapeake Lodging Trust REIT	250,775	6,793,495
Columbia Property Trust, Inc. REIT	500,058	11,476,331
Corporate Office Properties Trust REIT	415,781	12,140,805
Cousins Properties, Inc. REIT	1,752,932	16,214,621
CubeSmart REIT	754,921	21,832,315
DCT Industrial Trust, Inc. REIT	388,691	22,847,257
DDR Corp. REIT	1,276,433	11,436,840
DiamondRock Hospitality Co. REIT	836,030	9,438,779
Digital Realty Trust, Inc. REIT	857,508	97,670,161
Douglas Emmett, Inc. REIT	665,048	27,306,871
Duke Realty Corp. REIT	1,486,401	40,444,971
Easterly Government Properties, Inc. REIT (a)	185,357	3,955,518
EastGroup Properties, Inc. REIT	143,658	12,696,494
Education Realty Trust, Inc. REIT	309,247	10,798,905
Equity Commonwealth REIT (b)	517,945	15,802,502
Equity LifeStyle Properties, Inc. REIT	366,652	32,639,361
Equity Residential REIT	1,533,825	97,812,020
Essex Property Trust, Inc. REIT	275,667	66,537,744
Extra Space Storage, Inc. REIT	525,547	45,959,085
Federal Realty Investment Trust REIT	302,752	40,208,493

See accompanying notes to financial statements.

4

SPDR DOW JONES REIT ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
First Industrial Realty Trust, Inc. REIT	500,163	$15,740,130
Forest City Realty Trust, Inc. Class A REIT	1,113,286	26,830,193
Franklin Street Properties Corp. REIT	453,089	4,866,176
GGP, Inc. REIT	2,605,785	60,949,311
HCP, Inc. REIT	1,957,878	51,061,458
Healthcare Realty Trust, Inc. REIT	521,246	16,742,422
Hersha Hospitality Trust REIT	164,837	2,868,164
Highwoods Properties, Inc. REIT	430,905	21,937,374
Hospitality Properties Trust REIT	685,987	20,476,712
Host Hotels & Resorts, Inc. REIT	3,088,723	61,311,152
Hudson Pacific Properties, Inc. REIT	648,216	22,201,398
Independence Realty Trust, Inc. REIT	348,262	3,513,964
Invitation Homes, Inc. REIT	1,190,124	28,051,223
JBG SMITH Properties REIT	389,786	13,537,268
Kilroy Realty Corp. REIT	410,640	30,654,276
Kimco Realty Corp. REIT	1,776,538	32,244,165
Kite Realty Group Trust REIT	348,913	6,838,695
LaSalle Hotel Properties REIT	472,574	13,265,152
Liberty Property Trust REIT	615,246	26,461,730
Life Storage, Inc. REIT (a)	194,193	17,296,771
LTC Properties, Inc. REIT	165,112	7,190,628
Macerich Co. REIT	452,419	29,714,880
Mack-Cali Realty Corp. REIT	375,017	8,085,367
Mid-America Apartment Communities, Inc. REIT	474,277	47,693,295
National Storage Affiliates Trust REIT	206,687	5,634,288
NorthStar Realty Europe Corp. REIT	231,580	3,110,119
Paramount Group, Inc. REIT	851,748	13,500,206
Park Hotels & Resorts, Inc. REIT	672,382	19,330,982
Pebblebrook Hotel Trust REIT (a)	287,770	10,696,411
Pennsylvania Real Estate Investment Trust (a)	294,252	3,498,656
Piedmont Office Realty Trust, Inc. Class A REIT	602,598	11,816,947
Prologis, Inc. REIT	2,220,721	143,258,712
PS Business Parks, Inc. REIT	83,059	10,389,850
Public Storage REIT	624,659	130,553,731
Quality Care Properties, Inc. REIT (b)	391,548	5,407,278
Ramco-Gershenson Properties Trust REIT	331,267	4,879,563
Regency Centers Corp. REIT	617,571	42,723,562
Retail Opportunity Investments Corp. REIT	457,943	9,135,963
Retail Properties of America, Inc. Class A REIT	947,840	12,738,970
Rexford Industrial Realty, Inc. REIT	325,172	9,482,016
RLJ Lodging Trust REIT	729,362	16,024,083
Ryman Hospitality Properties, Inc. REIT	213,635	14,745,088
Saul Centers, Inc. REIT	50,456	3,115,658
Senior Housing Properties Trust REIT	991,830	18,993,544

See accompanying notes to financial statements.

5

SPDR DOW JONES REIT ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Seritage Growth Properties Class A REIT (a)	106,270	$4,299,684
Simon Property Group, Inc. REIT	1,297,378	222,811,698
SL Green Realty Corp. REIT	410,165	41,397,953
Summit Hotel Properties, Inc. REIT	435,076	6,626,207
Sun Communities, Inc. REIT	331,106	30,720,015
Sunstone Hotel Investors, Inc. REIT	940,509	15,546,614
Tanger Factory Outlet Centers, Inc. REIT (a)	394,544	10,459,361
Taubman Centers, Inc. REIT (a)	253,380	16,578,653
Tier REIT, Inc.	202,142	4,121,675
UDR, Inc. REIT	1,116,727	43,016,324
Universal Health Realty Income Trust REIT	52,868	3,970,915
Urban Edge Properties REIT	441,825	11,262,119
Ventas, Inc. REIT	1,486,443	89,201,444
Vornado Realty Trust REIT	719,571	56,256,061
Washington Prime Group, Inc. REIT (a)	775,304	5,520,164
Washington Real Estate Investment Trust REIT	325,045	10,115,400
Weingarten Realty Investors REIT	498,415	16,382,901
Welltower, Inc. REIT	1,545,790	98,575,028
Xenia Hotels & Resorts, Inc. REIT	445,490	9,618,129

		2,633,708,746

TOTAL COMMON STOCKS (Cost $2,480,054,334)		2,804,414,327

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d)	4,507,025	4,507,025
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	7,544,481	7,544,481

TOTAL SHORT-TERM INVESTMENTS (Cost $12,051,506)		12,051,506

TOTAL INVESTMENTS — 99.8% (Cost $2,492,105,840)		2,816,465,833

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		4,990,190

NET ASSETS — 100.0%		$2,821,456,023

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

6

SPDR DOW JONES REIT ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Equity Real Estate Investment Trusts (REITS)	$170,705,581	$—	$—	$170,705,581
Real Estate Investment Trusts (REITs)	2,633,708,746	—	—	2,633,708,746
Short-Term Investments	12,051,506	—	—	12,051,506

TOTAL INVESTMENTS	$2,816,465,833	$—	$—	$2,816,465,833

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,911,031	$6,911,031	$96,943,593	$99,347,599	$—	$—	4,507,025	$4,507,025	$18,811
State Street Navigator Securities Lending Government Money Market Portfolio	4,414,810	4,414,810	86,798,482	83,668,811	—	—	7,544,481	7,544,481	68,729

Total		$11,325,841	$183,742,075	$183,016,410	$—	$—		$12,051,506	$87,540

See accompanying notes to financial statements.

7

SPDR S&P BIOTECH ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
AbbVie, Inc.	649,419	$62,805,312
Abeona Therapeutics, Inc. (a) (b)	1,837,719	29,127,846
ACADIA Pharmaceuticals, Inc. (a) (b)	2,043,692	61,535,566
Acceleron Pharma, Inc. (a)	632,802	26,856,117
Achaogen, Inc. (a) (b)	1,791,961	19,245,661
Achillion Pharmaceuticals, Inc. (a)	3,491,469	10,055,431
Acorda Therapeutics, Inc. (a)	1,378,879	29,576,955
Adamas Pharmaceuticals, Inc. (a) (b)	1,096,770	37,169,535
Aduro Biotech, Inc. (a) (b)	990,336	7,427,520
Agios Pharmaceuticals, Inc. (a) (b)	802,713	45,891,102
Aimmune Therapeutics, Inc. (a) (b)	616,679	23,322,800
Akebia Therapeutics, Inc. (a)	727,880	10,823,576
Alder Biopharmaceuticals, Inc. (a) (b)	2,036,421	23,317,020
Alexion Pharmaceuticals, Inc. (a)	544,398	65,104,557
Alkermes PLC (a) (b)	1,178,420	64,494,927
Alnylam Pharmaceuticals, Inc. (a)	476,086	60,486,726
AMAG Pharmaceuticals, Inc. (a) (b) (c)	1,970,441	26,108,343
Amgen, Inc.	355,219	61,772,584
Amicus Therapeutics, Inc. (a) (b)	4,695,808	67,572,677
AnaptysBio, Inc. (a)	348,734	35,124,488
Arena Pharmaceuticals, Inc. (a)	695,997	23,643,018
Array BioPharma, Inc. (a) (b)	5,538,979	70,898,931
Audentes Therapeutics, Inc. (a)	290,910	9,090,938
Avexis, Inc. (a)	603,654	66,806,388
BioCryst Pharmaceuticals, Inc. (a) (b)	2,246,904	11,032,299
Biogen, Inc. (a)	191,312	60,946,264
BioMarin Pharmaceutical, Inc. (a)	759,964	67,765,990
Bioverativ, Inc. (a)	1,210,636	65,277,493
Bluebird Bio, Inc. (a) (b)	364,109	64,847,813
Blueprint Medicines Corp. (a)	654,704	49,371,229
Cara Therapeutics, Inc. (a) (b)	1,426,251	17,457,312
Celgene Corp. (a)	587,335	61,294,281
Clovis Oncology, Inc. (a) (b)	1,002,610	68,177,480
Coherus Biosciences, Inc. (a) (b)	1,362,224	11,987,571
Cytokinetics, Inc. (a)	1,501,164	12,234,487
CytomX Therapeutics, Inc. (a)	568,261	11,995,990
Dynavax Technologies Corp. (a) (b) (c)	3,405,120	63,675,744
Eagle Pharmaceuticals, Inc. (a) (b)	533,972	28,524,784
Editas Medicine, Inc. (a) (b)	1,787,248	54,922,131
Emergent BioSolutions, Inc. (a)	510,140	23,706,206
Enanta Pharmaceuticals, Inc. (a)	292,030	17,136,320
Epizyme, Inc. (a) (b)	1,142,559	14,339,115

See accompanying notes to financial statements.

8

SPDR S&P BIOTECH ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Esperion Therapeutics, Inc. (a)	853,147	$56,171,198
Exact Sciences Corp. (a) (b)	1,157,581	60,819,306
Exelixis, Inc. (a)	2,298,487	69,874,005
FibroGen, Inc. (a)	1,221,321	57,890,615
Five Prime Therapeutics, Inc. (a)	1,131,828	24,809,670
Flexion Therapeutics, Inc. (a) (b) (c)	2,020,659	50,597,301
Foundation Medicine, Inc. (a) (b)	174,011	11,867,550
Genomic Health, Inc. (a)	251,260	8,593,092
Geron Corp. (a) (b)	1,888,118	3,398,612
Gilead Sciences, Inc.	839,541	60,144,717
Global Blood Therapeutics, Inc. (a) (b)	1,123,388	44,205,318
Halozyme Therapeutics, Inc. (a) (b)	1,902,909	38,552,936
Heron Therapeutics, Inc. (a)	1,384,325	25,056,283
Ignyta, Inc. (a)	1,786,546	47,700,778
ImmunoGen, Inc. (a)	6,471,514	41,482,405
Immunomedics, Inc. (a) (b)	4,398,654	71,082,249
Incyte Corp. (a)	645,238	61,110,491
Inovio Pharmaceuticals, Inc. (a) (b)	2,559,513	10,570,789
Insmed, Inc. (a)	1,439,450	44,882,051
Intellia Therapeutics, Inc. (a) (b)	932,018	17,913,386
Intercept Pharmaceuticals, Inc. (a) (b)	1,010,291	59,021,200
Intrexon Corp. (a) (b)	2,457,747	28,313,245
Ionis Pharmaceuticals, Inc. (a) (b)	1,141,223	57,403,517
Iovance Biotherapeutics, Inc. (a)	850,051	6,800,408
Ironwood Pharmaceuticals, Inc. (a) (b)	2,180,844	32,690,852
Juno Therapeutics, Inc. (a) (b)	1,062,498	48,566,784
Keryx Biopharmaceuticals, Inc. (a) (b)	4,079,612	18,970,196
La Jolla Pharmaceutical Co. (a) (b)	526,111	16,930,252
Lexicon Pharmaceuticals, Inc. (a) (b)	1,459,715	14,421,984
Ligand Pharmaceuticals, Inc. (a) (b)	439,357	60,161,154
Loxo Oncology, Inc. (a) (b)	735,081	61,879,119
MacroGenics, Inc. (a) (b)	395,780	7,519,820
MiMedx Group, Inc. (a) (b)	5,303,247	66,873,945
Mirati Therapeutics, Inc. (a) (b)	683,881	12,480,828
Momenta Pharmaceuticals, Inc. (a) (b)	1,494,022	20,841,607
Myriad Genetics, Inc. (a) (b)	1,677,905	57,627,647
Neurocrine Biosciences, Inc. (a) (b)	844,929	65,558,041
Novavax, Inc. (a) (b)	6,587,931	8,169,034
OPKO Health, Inc. (a) (b)	9,586,194	46,972,351
PDL BioPharma, Inc. (a)	3,394,692	9,301,456
Portola Pharmaceuticals, Inc. (a)	1,175,287	57,212,971
Progenics Pharmaceuticals, Inc. (a) (b)	1,732,753	10,309,880
Prothena Corp. PLC (a) (b)	637,666	23,906,098
PTC Therapeutics, Inc. (a) (b)	2,004,690	33,438,229

See accompanying notes to financial statements.

9

SPDR S&P BIOTECH ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Puma Biotechnology, Inc. (a) (b)	618,533	$61,141,987
Radius Health, Inc. (a) (b)	1,782,187	56,620,081
Regeneron Pharmaceuticals, Inc. (a)	163,654	61,527,358
REGENXBIO, Inc. (a)	571,412	18,999,449
Repligen Corp. (a)	781,195	28,341,755
Retrophin, Inc. (a)	506,559	10,673,198
Rigel Pharmaceuticals, Inc. (a)	1,666,064	6,464,328
Sage Therapeutics, Inc. (a) (b)	372,388	61,336,028
Sangamo Therapeutics, Inc. (a)	2,265,206	37,149,378
Sarepta Therapeutics, Inc. (a) (b)	1,148,436	63,898,979
Seattle Genetics, Inc. (a) (b)	1,051,491	56,254,769
Spark Therapeutics, Inc. (a) (b)	849,198	43,665,761
Spectrum Pharmaceuticals, Inc. (a)	2,036,020	38,582,579
Synergy Pharmaceuticals, Inc. (a) (b) (c)	16,232,448	36,198,359
TESARO, Inc. (a) (b)	738,437	61,194,274
TG Therapeutics, Inc. (a) (b)	2,440,183	20,009,501
Ultragenyx Pharmaceutical, Inc. (a) (b)	814,189	37,762,086
United Therapeutics Corp. (a)	457,515	67,689,344
Vanda Pharmaceuticals, Inc. (a)	1,282,493	19,493,894
Vertex Pharmaceuticals, Inc. (a)	433,862	65,018,559
Xencor, Inc. (a) (b)	309,150	6,776,568
ZIOPHARM Oncology, Inc. (a) (b)	3,332,771	13,797,672

TOTAL COMMON STOCKS (Cost $4,304,704,697)		4,147,639,804

RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0%
Dyax Corp. (CVR) (a) (e)	859,799	2,106,507

TOTAL RIGHTS (Cost $954,377)		2,106,507

SHORT-TERM INVESTMENTS — 13.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (f) (g)	2,744,881	2,744,881
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	551,503,505	551,503,505

TOTAL SHORT-TERM INVESTMENTS (Cost $554,248,385)		554,248,386

TOTAL INVESTMENTS — 113.3% (Cost $4,859,907,459)		4,703,994,697

LIABILITIES IN EXCESS OF OTHER ASSETS — (13.3)%		(551,378,997)

NET ASSETS — 100.0%		$4,152,615,700

See accompanying notes to financial statements.

10

SPDR S&P BIOTECH ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2017, total aggregate fair value of securities is $2,106,507, representing less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2017.
(h)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Biotechnology	$4,147,639,804	$—	$—	$4,147,639,804
Rights
Biotechnology	—	2,106,507	—	2,106,507
Short-Term Investments	554,248,386	—	—	554,248,386

TOTAL INVESTMENTS	$4,701,888,190	$2,106,507	$—	$4,703,994,697

See accompanying notes to financial statements.

11

SPDR S&P BIOTECH ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17		Dividend Income
AMAG Pharmaceuticals, Inc.	1,931,134	$35,532,866	$34,217,534	$36,291,544	$(4,714,876)	$(2,635,637)	1,970,441	$26,108,343		$—
Cara Therapeutics, Inc.	2,705,340	41,635,183	36,993,225	52,106,256	(9,738,549)	673,709	1,426,251	—	*	—
Dynavax Technologies Corp.	—	—	91,000,785	21,604,008	(208,444)	(5,512,589)	3,405,120	63,675,744		—
Esperion Therapeutics, Inc.	1,229,752	56,912,923	51,579,291	72,531,462	16,812,230	3,398,216	853,147	—	*	—
Flexion Therapeutics, Inc.	889,466	17,985,003	52,154,773	23,314,442	4,069,773	(297,806)	2,020,659	50,597,301		—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,136,397	4,136,397	19,498,434	20,889,950	—	—	2,744,881	2,744,881		19,757
State Street Navigator Securities Lending Government Money Market Portfolio	247,643,061	247,643,061	1,000,142,378	696,281,934	—	— 551,503,505		551,503,505		5,995,281
Synergy Pharmaceuticals, Inc.	9,064,764	40,338,200	41,434,507	25,332,609	(3,146,167)	(17,095,572)	16,232,448	36,198,359		—

Total		$444,183,633	$1,327,020,927	$948,352,205	$3,073,967	$(21,469,679)		$730,828,133		$6,015,038

*	As of December 31, 2017, no longer an affiliate.

See accompanying notes to financial statements.

12

SPDR S&P DIVIDEND ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 1.7%
General Dynamics Corp.	519,388	$105,669,489
United Technologies Corp.	1,327,857	169,394,717

		275,064,206

AIR FREIGHT & LOGISTICS — 0.6%
Expeditors International of Washington, Inc.	1,598,121	103,382,447

BANKS — 4.9%
Commerce Bancshares, Inc.	1,851,971	103,414,061
Community Bank System, Inc.	1,299,805	69,864,519
Cullen/Frost Bankers, Inc.	1,599,597	151,401,856
People’s United Financial, Inc. (a)	13,524,223	252,902,970
United Bankshares, Inc. (a) (b)	6,329,002	219,932,819

		797,516,225

BEVERAGES — 3.3%
Brown-Forman Corp. Class B	1,624,924	111,583,531
Coca-Cola Co.	4,704,405	215,838,101
PepsiCo, Inc.	1,736,881	208,286,770

		535,708,402

BIOTECHNOLOGY — 1.2%
AbbVie, Inc.	2,107,872	203,852,301

BUILDING PRODUCTS — 0.4%
AO Smith Corp.	1,035,211	63,437,730

CAPITAL MARKETS — 3.7%
Eaton Vance Corp.	2,948,594	166,271,216
Franklin Resources, Inc.	2,670,284	115,703,406
S&P Global, Inc.	440,795	74,670,673
SEI Investments Co.	983,247	70,656,129
T Rowe Price Group, Inc.	1,750,904	183,722,357

		611,023,781

CHEMICALS — 5.3%
Air Products & Chemicals, Inc.	1,097,041	180,002,487
Albemarle Corp.	460,878	58,941,687
Ecolab, Inc.	567,178	76,103,944
HB Fuller Co.	1,223,879	65,930,362
PPG Industries, Inc.	925,029	108,061,888
Praxair, Inc.	1,060,195	163,990,963
RPM International, Inc.	2,946,983	154,480,849

See accompanying notes to financial statements.

13

SPDR S&P DIVIDEND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Sherwin-Williams Co.	166,149	$68,127,736

		875,639,916

COMMERCIAL SERVICES & SUPPLIES — 1.6%
ABM Industries, Inc.	2,168,282	81,787,597
Cintas Corp.	416,086	64,838,682
MSA Safety, Inc.	1,420,568	110,122,431

		256,748,710

CONTAINERS & PACKAGING — 3.0%
AptarGroup, Inc.	1,089,193	93,975,572
Bemis Co., Inc.	3,750,110	179,217,757
Sonoco Products Co.	3,962,832	210,584,892

		483,778,221

DISTRIBUTORS — 1.2%
Genuine Parts Co.	2,099,000	199,425,990

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	9,553,431	371,437,397

ELECTRIC UTILITIES — 1.1%
NextEra Energy, Inc.	1,167,544	182,358,697

ELECTRICAL EQUIPMENT — 1.3%
Emerson Electric Co.	3,054,618	212,876,328

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.0%
National Retail Properties, Inc. REIT	7,411,095	319,640,527

FOOD & STAPLES RETAILING — 3.2%
Sysco Corp.	3,001,033	182,252,734
Wal-Mart Stores, Inc.	1,991,449	196,655,589
Walgreens Boots Alliance, Inc.	2,027,273	147,220,565

		526,128,888

FOOD PRODUCTS — 3.7%
Archer-Daniels-Midland Co.	4,543,067	182,086,125
Hormel Foods Corp. (b)	4,629,500	168,467,505
Lancaster Colony Corp.	1,036,787	133,963,248
McCormick & Co., Inc.	1,245,329	126,911,479

		611,428,357

GAS UTILITIES — 4.3%
Atmos Energy Corp.	1,637,926	140,681,464
National Fuel Gas Co. (b)	2,871,485	157,673,241
New Jersey Resources Corp.	2,624,692	105,512,619
UGI Corp.	2,931,320	137,625,474

See accompanying notes to financial statements.

14

SPDR S&P DIVIDEND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
WGL Holdings, Inc.	1,862,962	$159,916,658

		701,409,456

HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Abbott Laboratories	2,416,733	137,922,952
Becton Dickinson and Co.	495,362	106,037,121
Medtronic PLC	1,991,150	160,785,363
West Pharmaceutical Services, Inc.	402,723	39,736,678

		444,482,114

HEALTH CARE PROVIDERS & SERVICES — 1.0%
Cardinal Health, Inc.	2,742,526	168,034,568

HOTELS, RESTAURANTS & LEISURE — 1.1%
McDonald’s Corp.	1,037,949	178,651,782

HOUSEHOLD DURABLES — 1.2%
Leggett & Platt, Inc.	4,101,286	195,754,381

HOUSEHOLD PRODUCTS — 5.6%
Church & Dwight Co., Inc.	2,316,998	116,243,790
Clorox Co.	1,343,789	199,875,176
Colgate-Palmolive Co.	2,019,989	152,408,170
Kimberly-Clark Corp.	1,945,063	234,691,302
Procter & Gamble Co.	2,302,421	211,546,441

		914,764,879

INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.	641,784	151,056,700
Carlisle Cos., Inc.	915,683	104,067,373
Roper Technologies, Inc.	153,736	39,817,624

		294,941,697

INSURANCE — 5.6%
Aflac, Inc.	1,681,676	147,617,519
Brown & Brown, Inc.	1,539,606	79,228,125
Chubb, Ltd.	847,993	123,917,217
Cincinnati Financial Corp.	2,301,546	172,546,904
Mercury General Corp.	1,255,869	67,113,639
Old Republic International Corp.	9,640,968	206,123,896
RenaissanceRe Holdings, Ltd.	442,754	55,605,475
RLI Corp.	1,090,558	66,153,248

		918,306,023

IT SERVICES — 2.5%
Automatic Data Processing, Inc.	1,205,767	141,303,835

See accompanying notes to financial statements.

15

SPDR S&P DIVIDEND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
International Business Machines Corp.	1,755,538	$269,334,640

		410,638,475

LEISURE EQUIPMENT & PRODUCTS — 0.9%
Polaris Industries, Inc. (b)	1,210,460	150,084,935

MACHINERY — 6.2%
Caterpillar, Inc. (b)	1,215,432	191,527,775
Donaldson Co., Inc.	2,150,752	105,279,310
Dover Corp.	1,444,657	145,895,911
Illinois Tool Works, Inc.	876,215	146,196,473
Lincoln Electric Holdings, Inc.	1,020,379	93,446,309
Nordson Corp.	523,788	76,682,563
Pentair PLC	1,934,141	136,589,037
Stanley Black & Decker, Inc.	679,903	115,372,740

		1,010,990,118

MEDIA — 1.7%
John Wiley & Sons, Inc. Class A	1,337,829	87,962,257
Meredith Corp. (a) (b)	2,844,000	187,846,200

		275,808,457

METALS & MINING — 1.2%
Nucor Corp.	3,002,970	190,928,833

MULTI-UTILITIES — 4.0%
Black Hills Corp. (b)	2,071,007	124,488,231
Consolidated Edison, Inc.	2,636,859	224,001,172
MDU Resources Group, Inc.	5,508,548	148,069,770
Vectren Corp.	2,543,159	165,356,198

		661,915,371

MULTILINE RETAIL — 1.8%
Target Corp.	4,424,740	288,714,285

OIL, GAS & CONSUMABLE FUELS — 3.1%
Chevron Corp.	2,065,896	258,629,520
Exxon Mobil Corp.	2,976,648	248,966,839

		507,596,359

PHARMACEUTICALS — 1.0%
Johnson & Johnson.	1,203,283	168,122,701

REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.6%
Essex Property Trust, Inc. REIT	705,629	170,317,672
Federal Realty Investment Trust REIT	1,704,037	226,313,154
Realty Income Corp. REIT	5,369,368	306,161,363

See accompanying notes to financial statements.

16

SPDR S&P DIVIDEND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Tanger Factory Outlet Centers, Inc. REIT (b)	14,486,945	$384,048,912

		1,086,841,101

SOFTWARE — 0.4%
CDK Global, Inc.	859,048	61,232,941

SPECIALTY RETAIL — 2.2%
Lowe’s Cos., Inc.	1,701,136	158,103,580
Ross Stores, Inc.	1,046,277	83,963,729
TJX Cos., Inc.	1,551,234	118,607,352

		360,674,661

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
VF Corp. (b)	2,481,646	183,641,804

TRADING COMPANIES & DISTRIBUTORS — 1.4%
W.W. Grainger, Inc. (b)	955,899	225,831,139

WATER UTILITIES — 0.8%
Aqua America, Inc. (b)	3,479,292	136,492,625

WIRELESS TELECOMMUNICATION SERVICES — 0.8%
Telephone & Data Systems, Inc.	4,504,902	125,236,276

TOTAL COMMON STOCKS (Cost $11,906,584,198)		16,290,543,104

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d)	38,518,727	38,518,727
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	143,112,485	143,112,485

TOTAL SHORT-TERM INVESTMENTS (Cost $181,631,212)		181,631,212

TOTAL INVESTMENTS — 100.6% (Cost $12,088,215,410)		16,472,174,316

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(104,726,468)

NET ASSETS — 100.0%		$16,367,447,848

(a)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

17

SPDR S&P DIVIDEND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$275,064,206	$—	$—	$275,064,206
Air Freight & Logistics	103,382,447	—	—	103,382,447
Banks	797,516,225	—	—	797,516,225
Beverages	535,708,402	—	—	535,708,402
Biotechnology	203,852,301	—	—	203,852,301
Building Products	63,437,730	—	—	63,437,730
Capital Markets	611,023,781	—	—	611,023,781
Chemicals	875,639,916	—	—	875,639,916
Commercial Services & Supplies	256,748,710	—	—	256,748,710
Containers & Packaging	483,778,221	—	—	483,778,221
Distributors	199,425,990	—	—	199,425,990
Diversified Telecommunication Services	371,437,397	—	—	371,437,397
Electric Utilities	182,358,697	—	—	182,358,697
Electrical Equipment	212,876,328	—	—	212,876,328
Equity Real Estate Investment Trusts (REITS)	319,640,527	—	—	319,640,527
Food & Staples Retailing	526,128,888	—	—	526,128,888
Food Products	611,428,357	—	—	611,428,357
Gas Utilities	701,409,456	—	—	701,409,456
Health Care Equipment & Supplies	444,482,114	—	—	444,482,114
Health Care Providers & Services	168,034,568	—	—	168,034,568
Hotels, Restaurants & Leisure	178,651,782	—	—	178,651,782
Household Durables	195,754,381	—	—	195,754,381
Household Products	914,764,879	—	—	914,764,879
Industrial Conglomerates	294,941,697	—	—	294,941,697
Insurance	918,306,023	—	—	918,306,023
IT Services	410,638,475	—	—	410,638,475
Leisure Equipment & Products	150,084,935	—	—	150,084,935
Machinery	1,010,990,118	—	—	1,010,990,118
Media	275,808,457	—	—	275,808,457
Metals & Mining	190,928,833	—	—	190,928,833
Multi-Utilities	661,915,371	—	—	661,915,371
Multiline Retail	288,714,285	—	—	288,714,285
Oil, Gas & Consumable Fuels	507,596,359	—	—	507,596,359

See accompanying notes to financial statements.

18

SPDR S&P DIVIDEND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Pharmaceuticals	$168,122,701	$—	$—	$168,122,701
Real Estate Investment Trusts (REITs)	1,086,841,101	—	—	1,086,841,101
Software	61,232,941	—	—	61,232,941
Specialty Retail	360,674,661	—	—	360,674,661
Textiles, Apparel & Luxury Goods	183,641,804	—	—	183,641,804
Trading Companies & Distributors	225,831,139	—	—	225,831,139
Water Utilities	136,492,625	—	—	136,492,625
Wireless Telecommunication Services	125,236,276	—	—	125,236,276
Short-Term Investments	181,631,212	—	—	181,631,212

TOTAL INVESTMENTS	$16,472,174,316	$—	$—	$16,472,174,316

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17		Dividend Income
Community Bank System, Inc.	2,595,546	$144,753,600	$2,582,065	$73,887,066	$(4,311,011)	$726,931	1,299,805	$—	*	$1,308,304
Meredith Corp.	3,134,465	186,343,944	35,668,150	48,530,281	(5,638,539)	20,002,926	2,844,000	187,846,200		3,389,035
State Street Institutional U.S. Government Money Market Fund, Class G Shares	12,988,151	12,988,151	754,657,961	729,127,385	—	—	38,518,727	38,518,727		310,310
State Street Navigator Securities Lending Government Money Market Portfolio	152,097,469	152,097,469	663,940,253	672,925,237	—	—	143,112,485	143,112,485		660,241
Telephone & Data Systems, Inc.	5,381,774	149,344,229	3,491,053	28,394,718	1,146,414	(350,702)	4,504,902	—	*	1,494,393
United Bankshares, Inc.	4,756,639	186,460,249	64,374,572	13,966,458	(2,626,060)	(14,309,484)	6,329,002	219,932,819		4,087,724

Total		$831,987,642	$1,524,714,054	$1,566,831,145	$(11,429,196)	$6,069,671		$589,410,231		$11,250,007

*	As of December 31, 2017, no longer an affiliate.

See accompanying notes to financial statements.

19

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (Unaudited)

	SPDR Dow Jones REIT ETF	SPDR S&P Biotech ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,804,414,327	$3,973,166,564
Investments in affiliated issuers, at value	12,051,506	730,828,133

Total Investments	2,816,465,833	4,703,994,697
Cash	—	2,894
Dividends receivable — unaffiliated issuers	13,123,214	—
Dividends receivable — affiliated issuers	6,662	3,197
Securities lending income receivable — unaffiliated issuers	4,326	138,783
Securities lending income receivable — affiliated issuers	8,793	1,190,091

TOTAL ASSETS	2,829,608,828	4,705,329,662

LIABILITIES
Payable upon return of securities loaned	7,544,481	551,503,505
Payable for fund shares repurchased	—	1,879
Advisory fee payable	600,817	1,208,471
Trustees’ fees and expenses payable	7,507	—
Accrued expenses and other liabilities	—	107

TOTAL LIABILITIES	8,152,805	552,713,962

NET ASSETS	$2,821,456,023	$4,152,615,700

NET ASSETS CONSIST OF:
Paid-in Capital	$2,786,830,959	$5,505,753,086
Undistributed (distribution in excess of) net investment income (loss)	10,024,848	78,665
Accumulated net realized gain (loss) on investments and foreign currency transactions	(299,759,777)	(1,197,303,289)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	324,359,993	(110,000,163)
Investments — affiliated issuers	—	(45,912,599)

NET ASSETS	$2,821,456,023	$4,152,615,700

NET ASSET VALUE PER SHARE
Net asset value per share	$93.64	$84.83

Shares outstanding (unlimited amount authorized, $0.01 par value)	30,131,617	48,950,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,480,054,334	$4,083,166,727
Investments in affiliated issuers	12,051,506	776,740,732

Total cost of investments	$2,492,105,840	$4,859,907,459

* Includes investments in securities on loan, at value	$49,331,993	$1,371,476,083

See accompanying notes to financial statements.

20

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

December 31, 2017 (Unaudited)

SPDR S&P Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value*	$15,882,764,085
Investments in affiliated issuers, at value	589,410,231

Total Investments	16,472,174,316
Receivable for investments sold	21,314,293
Receivable for fund shares sold	12,688
Dividends receivable — unaffiliated issuers	28,252,048
Dividends receivable — affiliated issuers	628,819
Securities lending income receivable — unaffiliated issuers	42,651
Securities lending income receivable — affiliated issuers	57,529

TOTAL ASSETS	16,522,482,344

LIABILITIES
Payable upon return of securities loaned	143,112,485
Payable for investments purchased	7,035,850
Advisory fee payable	4,879,457
Trustees’ fees and expenses payable	6,598
Accrued expenses and other liabilities	106

TOTAL LIABILITIES	155,034,496

NET ASSETS	$16,367,447,848

NET ASSETS CONSIST OF:
Paid-in Capital	$11,958,009,673
Undistributed (distribution in excess of) net investment income (loss)	(7,959,013)
Accumulated net realized gain (loss) on investments and foreign currency transactions	33,438,282
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	4,385,130,034
Investments — affiliated issuers	(1,171,128)

NET ASSETS	$16,367,447,848

NET ASSET VALUE PER SHARE
Net asset value per share	$94.42

Shares outstanding (unlimited amount authorized, $0.01 par value)	173,353,658

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$11,497,634,051
Investments in affiliated issuers	590,581,359

Total cost of investments	$12,088,215,410

* Includes investments in securities on loan, at value	$463,689,366

See accompanying notes to financial statements.

21

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2017

	SPDR Dow Jones REIT ETF	SPDR S&P Biotech ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$58,071,451	$3,334,529
Dividend income — affiliated issuers	18,811	19,757
Unaffiliated securities lending income	28,323	842,342
Affiliated securities lending income	68,729	5,995,281

TOTAL INVESTMENT INCOME (LOSS)	58,187,314	10,191,909

EXPENSES
Advisory fee	3,638,899	7,038,993
Trustees’ fees and expenses	31,760	28,947
Miscellaneous expenses	642	700

TOTAL EXPENSES	3,671,301	7,068,640

NET INVESTMENT INCOME (LOSS)	54,516,013	3,123,269

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(9,967,650)	(27,960,246)
Investments — affiliated issuers	—	821,186
In-kind redemptions — unaffiliated issuers	64,957,388	539,984,573
In-kind redemptions — affiliated issuers	—	(4,820,900)

Net realized gain (loss)	54,989,738	508,024,613

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(44,966,575)	(135,495,447)
Investment transactions — affiliated issuers	—	(25,541,604)

Net change in unrealized appreciation/depreciation	(44,966,575)	(161,037,051)

NET REALIZED AND UNREALIZED GAIN (LOSS)	10,023,163	346,987,562

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$64,539,176	$350,110,831

See accompanying notes to financial statements.

22

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended December 31, 2017

SPDR S&P Dividend ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$209,342,056
Dividend income — affiliated issuers	7,787,069
Unaffiliated securities lending income	275,500
Affiliated securities lending income	660,241

TOTAL INVESTMENT INCOME (LOSS)	218,064,866

EXPENSES
Advisory fee	27,924,114
Trustees’ fees and expenses	133,915
Miscellaneous expenses	3,249

TOTAL EXPENSES	28,061,278

NET INVESTMENT INCOME (LOSS)	190,003,588

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	277,959,791
Investments — affiliated issuers	(8,597,685)
In-kind redemptions — unaffiliated issuers	135,650,147
In-kind redemptions — affiliated issuers	333,086

Net realized gain (loss)	405,345,339

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	944,418,719
Investment transactions — affiliated issuers	5,693,442

Net change in unrealized appreciation/depreciation	950,112,161

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,355,457,500

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,545,461,088

See accompanying notes to financial statements.

23

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones REIT ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$54,516,013	$57,930,594
Net realized gain (loss)	54,989,738	301,552,203
Net change in unrealized appreciation/depreciation	(44,966,575)	(483,321,970)

Net increase (decrease) in net assets resulting from operations	64,539,176	(123,839,173)

Net equalization credits and charges	(827,705)	(3,298,579)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(44,491,165)	(131,189,242)

Total distributions to shareholders	(44,491,165)	(131,189,242)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	32,496,982	342,902,864
Cost of shares redeemed	(246,989,725)	(888,495,057)
Net income equalization	827,705	3,298,579

Net increase (decrease) in net assets from beneficial interest transactions	(213,665,038)	(542,293,614)

Net increase (decrease) in net assets during the period	(194,444,732)	(800,620,608)

Net assets at beginning of period	3,015,900,755	3,816,521,363

NET ASSETS AT END OF PERIOD	$2,821,456,023	$3,015,900,755

Undistributed (distribution in excess of) net investment income (loss)	$10,024,848	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	350,000	3,600,000
Shares redeemed	(2,650,000)	(9,550,000)

Net increase (decrease)	(2,300,000)	(5,950,000)

See accompanying notes to financial statements.

24

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Biotech ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,123,269	$8,225,676
Net realized gain (loss)	508,024,613	421,588,128
Net change in unrealized appreciation/depreciation	(161,037,051)	463,721,475

Net increase (decrease) in net assets resulting from operations	350,110,831	893,535,279

Net equalization credits and charges	93,922	(11,857)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,548,684)	(7,721,596)

Total distributions to shareholders	(3,548,684)	(7,721,596)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	5,006,019,351	11,191,609,492
Cost of shares redeemed	(4,748,934,451)	(10,402,287,279)
Net income equalization	(93,922)	11,857

Net increase (decrease) in net assets from beneficial interest transactions	256,990,978	789,334,070

Net increase (decrease) in net assets during the period	603,647,047	1,675,135,896

Net assets at beginning of period	3,548,968,653	1,873,832,757

NET ASSETS AT END OF PERIOD	$4,152,615,700	$3,548,968,653

Undistributed (distribution in excess of) net investment income (loss)	$78,665	$504,080

SHARES OF BENEFICIAL INTEREST:
Shares sold	61,250,000	170,400,000
Shares redeemed	(58,300,000)	(159,000,000)

Net increase (decrease)	2,950,000	11,400,000

See accompanying notes to financial statements.

25

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Dividend ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$190,003,588	$314,401,416
Net realized gain (loss)	405,345,339	900,539,719
Net change in unrealized appreciation/depreciation	950,112,161	145,905,981

Net increase (decrease) in net assets resulting from operations	1,545,461,088	1,360,847,116

Net equalization credits and charges	(745,439)	897,479

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(197,962,601)	(385,503,146)
Net realized gains	(400,528,578)	(103,446,599)

Total distributions to shareholders	(598,491,179)	(488,949,745)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	365,385,758	1,964,273,663
Cost of shares redeemed	(423,094,534)	(1,367,545,559)
Net income equalization	745,439	(897,479)

Net increase (decrease) in net assets from beneficial interest transactions	(56,963,337)	595,830,625

Net increase (decrease) in net assets during the period	889,261,133	1,468,625,475

Net assets at beginning of period	15,478,186,715	14,009,561,240

NET ASSETS AT END OF PERIOD	$16,367,447,848	$15,478,186,715

Undistributed (distribution in excess of) net investment income (loss)	$(7,959,013)	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	3,950,000	23,050,000
Shares redeemed	(4,650,000)	(15,950,000)

Net increase (decrease)	(700,000)	7,100,000

See accompanying notes to financial statements.

26

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Dow Jones REIT ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$92.99		$99.44	$84.38	$82.99	$75.91	$72.90

Income (loss) from investment operations:
Net investment income (loss) (a)	1.76		1.62	2.83	2.28	2.03	1.85
Net realized and unrealized gain (loss) (b)	0.37		(4.28)	15.72	1.91	7.56	3.44

Total from investment operations	2.13		(2.66)	18.55	4.19	9.59	5.29

Net equalization credits and charges	(0.03)		(0.09)	0.03	0.01	0.01	0.01

Distributions to shareholders from:
Net investment income	(1.45)		(3.70)	(3.52)	(2.81)	(2.52)	(2.29)

Net asset value, end of period	$93.64		$92.99	$99.44	$84.38	$82.99	$75.91

Total return (c)	2.28%		(2.73)%	22.43%	4.97%	13.02%	7.36%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,821,456		$3,015,901	$3,816,521	$2,863,030	$2,579,540	$2,180,930
Ratios to average net assets:
Total expenses	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	3.75	%(d)	1.71%	3.14%	2.55%	2.66%	2.45%
Portfolio turnover rate (e)	4	%(f)	9%	10%	5%	6%	7%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

27

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Biotech ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17		Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)	Year Ended 6/30/13(a)
Net asset value, beginning of period	$77.15		$54.16		$84.11	$51.33	$34.97	$29.49

Income (loss) from investment operations:
Net investment income (loss) (b)	0.06		0.20		0.29	0.52	0.37	0.10
Net realized and unrealized gain (loss) (c)	7.69		22.97		(29.93)	32.83	16.33	5.48

Total from investment operations	7.75		23.17		(29.64)	33.35	16.70	5.58

Net equalization credits and charges (b)	0.00	(d)	(0.00	)(d)	(0.01)	0.01	0.02	(0.00	)(d)

Distributions to shareholders from:
Net investment income	(0.07)		(0.18)		(0.30)	(0.58)	(0.36)	(0.10)

Net asset value, end of period	$84.83		$77.15		$54.16	$84.11	$51.33	$34.97

Total return (e)	10.05%		42.80%		(35.30)%	65.37%	48.59%	18.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,152,616		$3,548,969		$1,873,833	$2,750,480	$1,108,657	$849,853
Ratios to average net assets:
Total expenses	0.35	%(f)	0.35%		0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.16	%(f)	0.30%		0.45%	0.81%	0.84%	0.31%
Portfolio turnover rate (g)	31	%(h)	59%		75%	78%	86%	61%

(a)	On September 8, 2015, the SPDR S&P Biotech ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 10.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

28

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Dividend ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$88.93		$83.91	$76.23	$76.57	$66.41	$55.66

Income (loss) from investment operations:
Net investment income (loss) (a)	1.10		1.81	2.01	1.88	1.69	1.79
Net realized and unrealized gain (loss) (b)	7.87		6.01	10.29	1.59	11.42	10.78

Total from investment operations	8.97		7.82	12.30	3.47	13.11	12.57

Net equalization credits and charges (a)	(0.00	)(c)	0.01	0.01	0.00 (c)	(0.02)	0.01

Distributions to shareholders from:
Net investment income	(1.15)		(2.22)	(2.02)	(1.86)	(1.70)	(1.83)
Net realized gains	(2.33)		(0.59)	(2.61)	(1.95)	(1.23)	—

Total distributions	(3.48)		(2.81)	(4.63)	(3.81)	(2.93)	(1.83)

Net asset value, end of period	$94.42		$88.93	$83.91	$76.23	$76.57	$66.41

Total return (d)	10.13%		9.46%	16.94%	4.45%	20.00%	22.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,367,448		$15,478,187	$14,009,561	$12,925,516	$12,806,768	$11,936,789
Ratios to average net assets:
Total expenses	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.38	%(e)	2.10%	2.62%	2.41%	2.35%	2.92%
Portfolio turnover rate (f)	13	%(g)	32%	32%	28%	33%	44%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

29

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (Unaudited)

1.	Organization

SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of seventy-eight (78) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):

SPDR Dow Jones REIT ETF

SPDR S&P Biotech ETF

SPDR S&P Dividend ETF

Each Fund is classified as a non-diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a

30

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ underlying benchmarks.

Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily

31

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2017, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no material transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Fund’s may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

32

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.

Equalization

Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

The following Funds utilized equalization during the period ended December 31, 2017:

SPDR Dow Jones REIT ETF

SPDR S&P Biotech ETF

SPDR S&P Dividend ETF

Distributions

Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

33

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

3.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate
SPDR Dow Jones REIT ETF	0.25%
SPDR S&P Biotech ETF	0.35
SPDR S&P Dividend ETF	0.35

The Adviser pays all expenses of each Fund other than management fee, taxes, interest, the fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Distributor

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.

Other Transactions with Affiliates — Securities Lending

State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

34

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2017 are disclosed in the Schedules of Investments.

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended December 31, 2017, were as follows:

	Purchases	Sales
SPDR Dow Jones REIT ETF	$108,674,424	$106,363,299
SPDR S&P Biotech ETF	1,247,373,237	1,242,963,703
SPDR S&P Dividend ETF	2,112,303,634	2,550,675,923

For the period ended December 31, 2017, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones REIT ETF	$18,465,391	$232,865,063	$64,957,388
SPDR S&P Biotech ETF	3,573,205,916	3,317,186,524	535,163,673
SPDR S&P Dividend ETF	324,083,445	381,174,902	135,983,233

35

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

6.	Shareholder Transactions

Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or Custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes on Net Assets.

7.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2017, SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

36

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones REIT ETF	$2,492,105,840	$415,663,984	$91,303,991	$324,359,993
SPDR S&P Biotech ETF	4,859,907,459	368,806,686	524,719,448	(155,912,762)
SPDR S&P Dividend ETF	12,088,215,410	4,446,355,886	62,396,980	4,383,958,906

8.	Securities Lending

Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of December 31, 2017, and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities . Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

37

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2017:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
SPDR Dow Jones REIT ETF	$49,331,993	$7,544,481	$43,529,492	$51,073,973
SPDR S&P Biotech ETF	1,371,476,083	551,503,505	884,332,360	1,435,835,865
SPDR S&P Dividend ETF	463,689,366	143,112,485	334,409,980	477,522,465

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2017:

		Remaining Contractual Maturity of theAgreements As of December 31, 2017
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones REIT ETF	Common Stocks	$7,544,481	$—	$—	$—	$7,544,481	$7,544,481
SPDR S&P Biotech ETF	Common Stocks	551,503,505	—	—	—	551,503,505	551,503,505
SPDR S&P Dividend ETF	Common Stocks	143,112,485	—	—	—	143,112,485	143,112,485

9.	Risks

Concentration Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds’ were more broadly diversified.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to

38

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10.	Stock Splits

The Board approved a 3-for-1 stock split for the SPDR S&P Biotech ETF effective after the close of trading on September 8, 2015 for the shareholders of record on September 8, 2015. The impact of the stock split was to increase the number of shares outstanding by a factor of 3, while decreasing the NAV per share by a factor of 3, resulting in no effect to the net assets of the aforementioned Fund. The financial statements and financial highlights of the aforementioned Fund have been adjusted to reflect the stock splits.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

39

SPDR SERIES TRUST

OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

40

SPDR SERIES TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

	SPDR Dow Jones REIT ETF	SPDR S&P Biotech ETF	SPDR S&P Dividend ETF
Annualized Expense Ratio	0.25%	0.35%	0.35%
Actual:
Ending Account Value	$1,022.80	$1,100.50	$1,101.30
Expenses Paid During Period (a)	1.27	1.85	1.85
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.90	1,023.40	1,023.40
Expenses Paid During Period (a)	1.28	1.79	1.79

(a)	Expenses are equal to the Funds annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at http://www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

41

SPDR Series Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce S. Rosenberg, Treasurer

Ann Carpenter, Vice President; Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse D. Hallee, Secretary

Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20006

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust.You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust — Equity Funds

For more complete information, please call 866.787.2257 or

visit www.spdrs.com today.

State Street Global Advisors

State Street Financial Center

One Lincoln Street

Boston, MA 02111

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.

The Russell 1000® Index, Russell 2000® Index, Russell 3000® Index, and Russell Small Cap Completeness® Index are trademarks of Russell Investment Group and have been licensed for use by State Street Bank and Trust Company through its State Street Global Advisors Division. The Products are not sponsored, endorsed, sold or promoted by Russell Investment Group and Russell Investment Group makes no representation regarding the advisability of investing in the Product.

Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500, SPDR S&P MidCap 400 and SPDR Dow Jones Industrial Average, each an unit investment trust. ALPS Portfolio Solutions Distributor, Inc. is distributor for The Select Sector SPDR Trust. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Advisors Funds Distributors, LLC.

Distributor: State Street Global Advisors Funds Distributors, LLC is the distributor for all registered products on behalf of the adviser. SSGA Funds Management has retained GSO Capital Partners, Nuveen Asset Management, Massachusetts Financial Services Company & DoubleLine Capital LP as sub advisers for certain series of the Trust.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

© 2018 State Street Corporation - All Rights Reserved SPDRTOPEQSAR

Semi-Annual Report

December 31, 2017

SPDR® Series Trust – Equity Funds

SPDR Portfolio Large Cap ETF (formerly, SPDR Russell 1000® ETF)

SPDR Portfolio Mid Cap ETF (formerly, SPDR S&P 1000® ETF)

SPDR Portfolio Small Cap ETF (formerly, SPDR Russell 2000® ETF)

SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000® ETF)

SPDR Portfolio S&P 500 Growth ETF (formerly, SPDR S&P 500 Growth ETF)

SPDR Portfolio S&P 500 High Dividend ETF (formerly, SPDR S&P 500 High Dividend ETF)

SPDR Portfolio S&P 500 Value ETF (formerly, SPDR S&P 500 Value ETF)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

The information in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR PORTFOLIO LARGE CAP ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Apple, Inc.	3.7%
Microsoft Corp.	2.7
Amazon.com, Inc.	2.0
Facebook, Inc. Class A	1.8
JPMorgan Chase & Co.	1.5
Exxon Mobil Corp.	1.5
Johnson & Johnson	1.5
Alphabet, Inc. Class A	1.3
Wells Fargo & Co.	1.3
AT&T, Inc.	1.2
TOTAL	18.5%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Information Technology	22.2%
Financials	14.2
Health Care	13.3
Consumer Discretionary	11.9
Industrials	10.8
Consumer Staples	8.5
Energy	6.4
Real Estate	3.7
Materials	3.4
Utilities	3.1
Telecommunication Services	2.3
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

1

SPDR PORTFOLIO MID CAP ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Take-Two Interactive Software, Inc.	0.5%
SVB Financial Group	0.5
NVR, Inc.	0.5
MSCI, Inc.	0.4
Teleflex, Inc.	0.4
Huntington Ingalls Industries, Inc.	0.4
Cognex Corp.	0.4
Broadridge Financial Solutions, Inc.	0.4
Trimble, Inc.	0.4
Steel Dynamics, Inc.	0.4
TOTAL	4.3%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Financials	17.0%
Industrials	16.9
Information Technology	16.3
Consumer Discretionary	13.2
Health Care	9.3
Real Estate	8.1
Materials	6.6
Utilities	4.5
Energy	4.0
Consumer Staples	3.5
Telecommunication Services	0.4
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

2

SPDR PORTFOLIO SMALL CAP ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Nektar Therapeutics	0.4%
Sage Therapeutics, Inc.	0.3
MAXIMUS, Inc.	0.2
GrubHub, Inc.	0.2
Encompass Health Corp.	0.2
Trinity Industries, Inc.	0.2
Patterson-UTI Energy, Inc.	0.2
Wintrust Financial Corp.	0.2
Snyder’s-Lance, Inc.	0.2
EPAM Systems, Inc.	0.2
TOTAL	2.3%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Financials	16.5%
Information Technology	15.5
Industrials	15.2
Consumer Discretionary	13.8
Health Care	13.7
Real Estate	8.6
Energy	5.0
Materials	4.7
Consumer Staples	3.3
Utilities	2.7
Telecommunication Services	0.7
Short-Term Investments	4.1
Liabilities in Excess of Other Assets	(3.8)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

3

SPDR PORTFOLIO TOTAL STOCK MARKET ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Apple, Inc.	3.4%
Microsoft Corp.	2.4
Amazon.com, Inc.	1.9
Facebook, Inc. Class A	1.6
JPMorgan Chase & Co.	1.4
Exxon Mobil Corp.	1.4
Johnson & Johnson	1.3
Alphabet, Inc. Class A	1.2
Wells Fargo & Co.	1.2
AT&T, Inc.	1.1
TOTAL	16.9%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Information Technology	21.5%
Financials	14.4
Health Care	13.3
Consumer Discretionary	12.1
Industrials	11.2
Consumer Staples	8.0
Energy	6.3
Real Estate	4.3
Materials	3.4
Utilities	3.1
Telecommunication Services	2.2
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

4

SPDR PORTFOLIO S&P 500 GROWTH ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Apple, Inc.	7.4%
Microsoft Corp.	5.6
Amazon.com, Inc.	4.0
Facebook, Inc. Class A	3.6
Alphabet, Inc. Class C	2.7
Alphabet, Inc. Class A	2.7
Home Depot, Inc.	1.9
UnitedHealth Group, Inc.	1.8
Visa, Inc. Class A	1.8
Johnson & Johnson	1.7
TOTAL	33.2%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Information Technology	40.2%
Health Care	17.3
Consumer Discretionary	15.5
Industrials	10.5
Financials	5.5
Consumer Staples	5.3
Real Estate	2.8
Materials	1.7
Utilities	0.7
Energy	0.3
Short-Term Investments	0.0
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

5

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Gap, Inc.	1.7%
CF Industries Holdings, Inc.	1.7
Kohl’s Corp.	1.6
L Brands, Inc.	1.6
Valero Energy Corp.	1.6
Intel Corp.	1.6
AbbVie, Inc.	1.5
LyondellBasell Industries NV Class A	1.5
Occidental Petroleum Corp.	1.5
Phillips 66	1.5
TOTAL	15.8%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Real Estate	21.6%
Utilities	17.6
Consumer Discretionary	12.8
Information Technology	11.9
Energy	10.9
Financials	4.9
Consumer Staples	4.7
Industrials	4.5
Materials	4.3
Telecommunication Services	3.6
Health Care	2.8
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

6

SPDR PORTFOLIO S&P 500 VALUE ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Berkshire Hathaway, Inc. Class B	3.4%
JPMorgan Chase & Co.	3.3
Exxon Mobil Corp.	3.2
Wells Fargo & Co.	2.4
AT&T, Inc.	2.1
Chevron Corp.	2.1
Verizon Communications, Inc.	1.9
Citigroup, Inc.	1.8
Johnson & Johnson	1.5
DowDuPont, Inc.	1.5
TOTAL	23.2%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Financials	24.4%
Energy	12.1
Consumer Staples	11.2
Health Care	10.1
Industrials	9.9
Consumer Discretionary	8.8
Information Technology	6.5
Utilities	5.2
Materials	4.4
Telecommunication Services	4.2
Real Estate	3.0
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

7

SPDR Portfolio Large Cap ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.9%
Arconic, Inc.	11,344	$309,124
Boeing Co.	15,226	4,490,300
BWX Technologies, Inc.	2,376	143,724
General Dynamics Corp.	7,763	1,579,382
HEICO Corp.	754	71,140
HEICO Corp. Class A,	384	30,355
Hexcel Corp.	2,263	139,967
Huntington Ingalls Industries, Inc.	1,151	271,291
L3 Technologies, Inc.	1,953	386,401
Lockheed Martin Corp.	7,661	2,459,564
Northrop Grumman Corp.	4,354	1,336,286
Orbital ATK, Inc.	1,522	200,143
Raytheon Co.	7,713	1,448,887
Rockwell Collins, Inc.	4,112	557,669
Spirit AeroSystems Holdings, Inc. Class A,	3,101	270,562
Teledyne Technologies, Inc. (a)	776	140,572
Textron, Inc.	6,879	389,283
TransDigm Group, Inc.	1,204	330,643
United Technologies Corp.	20,143	2,569,643

		17,124,936

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	3,508	312,528
Expeditors International of Washington, Inc.	4,624	299,126
FedEx Corp.	6,390	1,594,561
United Parcel Service, Inc. Class B,	17,805	2,121,466
XPO Logistics, Inc. (a)	3,006	275,319

		4,603,000

AIRLINES — 0.6%
Alaska Air Group, Inc.	3,468	254,933
American Airlines Group, Inc.	11,809	614,422
Delta Air Lines, Inc.	17,281	967,736
JetBlue Airways Corp. (a)	8,033	179,457
Southwest Airlines Co.	15,395	1,007,603
United Continental Holdings, Inc. (a)	7,967	536,976

		3,561,127

AUTO COMPONENTS — 0.2%
Autoliv, Inc. (b)	2,190	278,305
BorgWarner, Inc.	5,372	274,456
Gentex Corp.	7,572	158,633
Goodyear Tire & Rubber Co.	6,460	208,723
Lear Corp.	1,846	326,114

		1,246,231

AUTOMOBILES — 0.7%
Ford Motor Co.	99,988	1,248,850
General Motors Co.	31,425	1,288,111
Harley-Davidson, Inc. (b)	4,393	223,516
Tesla, Inc. (a) (b)	3,388	1,054,854
Thor Industries, Inc.	1,167	175,890

		3,991,221

BANKS — 6.9%
Bank of America Corp.	232,160	6,853,363
Bank of the Ozarks, Inc.	3,192	154,652
BB&T Corp.	20,280	1,008,322
BOK Financial Corp.	627	57,885
CIT Group, Inc.	3,650	179,689
Citigroup, Inc.	70,229	5,225,740
Citizens Financial Group, Inc.	12,672	531,971
Comerica, Inc.	3,823	331,875
Commerce Bancshares, Inc.	2,658	148,423
Cullen/Frost Bankers, Inc.	1,488	140,839
East West Bancorp, Inc.	3,165	192,527
Fifth Third Bancorp	16,864	511,654
First Hawaiian, Inc.	1,470	42,895
First Horizon National Corp.	5,946	118,860
First Republic Bank	4,265	369,520
FNB Corp.	8,400	116,088
Huntington Bancshares, Inc.	27,709	403,443
Investors Bancorp, Inc.	7,000	97,160
JPMorgan Chase & Co.	85,017	9,091,718
KeyCorp	28,524	575,329
M&T Bank Corp.	3,519	601,714
PacWest Bancorp	3,103	156,391
People’s United Financial, Inc.	7,914	147,992
Pinnacle Financial Partners, Inc.	1,882	124,777
PNC Financial Services Group, Inc.	12,067	1,741,147
Prosperity Bancshares, Inc.	1,692	118,558
Regions Financial Corp.	27,185	469,757
Signature Bank (a)	1,193	163,751
SunTrust Banks, Inc.	12,302	794,586
SVB Financial Group (a)	1,208	282,394
Synovus Financial Corp.	2,814	134,903
Texas Capital Bancshares, Inc. (a)	1,130	100,457
US Bancorp	42,946	2,301,047
Webster Financial Corp.	2,328	130,740
Wells Fargo & Co.	127,251	7,720,318
Western Alliance Bancorp (a)	2,039	115,448
Zions Bancorp	5,273	268,027

		41,523,960

BEVERAGES — 2.0%
Brown-Forman Corp. Class B,	2,395	164,464
Coca-Cola Co.	107,251	4,920,676
Constellation Brands, Inc. Class A,	4,142	946,737
Dr. Pepper Snapple Group, Inc.	4,845	470,256
Molson Coors Brewing Co. Class B,	4,275	350,849
Monster Beverage Corp. (a)	9,860	624,039
National Beverage Corp.	370	36,053
PepsiCo, Inc.	37,227	4,464,262

		11,977,336

BIOTECHNOLOGY — 3.4%
AbbVie, Inc.	40,698	3,935,904
ACADIA Pharmaceuticals, Inc. (a)	3,398	102,314
Alexion Pharmaceuticals, Inc. (a)	6,340	758,201
Alnylam Pharmaceuticals, Inc. (a)	1,976	251,051
Amgen, Inc.	20,042	3,485,304
Biogen, Inc. (a)	5,410	1,723,464
BioMarin Pharmaceutical, Inc. (a)	4,994	445,315
Bioverativ, Inc. (a)	2,704	145,800
Bluebird Bio, Inc. (a)	1,110	197,691
Celgene Corp. (a)	30,317	3,163,882
Exact Sciences Corp. (a)	2,890	151,841

See accompanying notes to financial statements.

8

SPDR Portfolio Large Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Exelixis, Inc. (a)	6,984	$212,314
Gilead Sciences, Inc.	34,662	2,483,186
Incyte Corp. (a)	5,361	507,740
Ionis Pharmaceuticals, Inc. (a)	3,041	152,962
Juno Therapeutics, Inc. (a)	2,223	101,613
Neurocrine Biosciences, Inc. (a)	2,277	176,672
Regeneron Pharmaceuticals, Inc. (a)	2,240	842,150
Seattle Genetics, Inc. (a)	3,175	169,862
TESARO, Inc. (a) (b)	1,116	92,483
United Therapeutics Corp. (a)	1,150	170,142
Vertex Pharmaceuticals, Inc. (a)	6,812	1,020,846

		20,290,737

BUILDING PRODUCTS — 0.2%
AO Smith Corp.	1,220	74,762
Fortune Brands Home & Security, Inc.	3,790	259,388
Lennox International, Inc.	806	167,857
Masco Corp.	8,112	356,441
Owens Corning	2,745	252,375
USG Corp. (a)	3,051	117,647

		1,228,470

CAPITAL MARKETS — 3.3%
Affiliated Managers Group, Inc.	1,472	302,128
Ameriprise Financial, Inc.	3,571	605,177
Bank of New York Mellon Corp.	26,919	1,449,857
BlackRock, Inc.	3,791	1,947,475
Cboe Global Markets, Inc.	2,745	342,000
Charles Schwab Corp.	29,746	1,528,052
CME Group, Inc.	8,839	1,290,936
E*TRADE Financial Corp. (a)	6,857	339,902
FactSet Research Systems, Inc.	847	163,268
Franklin Resources, Inc.	8,699	376,928
Goldman Sachs Group, Inc.	9,216	2,347,868
Intercontinental Exchange, Inc.	15,661	1,105,040
Invesco, Ltd.	9,895	361,563
MarketAxess Holdings, Inc.	1,069	215,671
Moody’s Corp.	4,581	676,201
Morgan Stanley	34,186	1,793,739
MSCI, Inc.	2,239	283,323
Nasdaq, Inc.	3,183	244,550
Northern Trust Corp.	5,652	564,578
Raymond James Financial, Inc.	3,381	301,923
S&P Global, Inc.	6,446	1,091,952
SEI Investments Co.	3,209	230,599
State Street Corp. (c)	9,472	924,562
T Rowe Price Group, Inc.	5,820	610,693
TD Ameritrade Holding Corp.	11,604	593,313

		19,691,298

CHEMICALS — 2.3%
Air Products & Chemicals, Inc.	5,385	883,571
Albemarle Corp.	2,737	350,035
Ashland Global Holdings, Inc.	1,546	110,075
Axalta Coating Systems, Ltd. (a)	6,353	205,583
Celanese Corp. Series A,	3,473	371,889
CF Industries Holdings, Inc.	5,696	242,308
Chemours Co.	3,918	196,135
DowDuPont, Inc.	57,967	4,128,410
Eastman Chemical Co.	3,785	350,642
Ecolab, Inc.	7,339	984,747
FMC Corp.	3,353	317,395
Huntsman Corp.	4,932	164,186
International Flavors & Fragrances, Inc.	1,945	296,826
Monsanto Co.	11,053	1,290,769
Mosaic Co.	9,094	233,352
NewMarket Corp.	312	123,986
Olin Corp.	4,160	148,013
PPG Industries, Inc.	6,289	734,681
Praxair, Inc.	7,277	1,125,606
RPM International, Inc.	3,389	177,651
Scotts Miracle-Gro Co.	1,134	121,327
Sherwin-Williams Co.	1,952	800,398
Valvoline, Inc.	5,009	125,526
Westlake Chemical Corp.	815	86,822
WR Grace & Co.	1,596	111,928

		13,681,861

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	2,257	351,708
Copart, Inc. (a)	5,020	216,814
KAR Auction Services, Inc.	3,655	184,614
Republic Services, Inc.	8,689	587,463
Rollins, Inc.	2,548	118,559
Stericycle, Inc. (a)	1,465	99,606
Waste Management, Inc.	11,071	955,427

		2,514,191

COMMUNICATIONS EQUIPMENT — 1.2%
Arista Networks, Inc. (a)	1,185	279,162
ARRIS International PLC (a)	4,614	118,534
Cisco Systems, Inc.	126,936	4,861,649
CommScope Holding Co., Inc. (a)	5,214	197,246
F5 Networks, Inc. (a)	1,607	210,871
Harris Corp.	3,051	432,174
Juniper Networks, Inc.	10,620	302,670
Motorola Solutions, Inc.	3,930	355,036
Palo Alto Networks, Inc. (a)	2,246	325,535
Ubiquiti Networks, Inc. (a) (b)	420	29,828

		7,112,705

CONSTRUCTION & ENGINEERING — 0.1%
AECOM (a)	4,207	156,290
Fluor Corp.	3,509	181,240
Jacobs Engineering Group, Inc.	3,013	198,737
Quanta Services, Inc. (a)	3,826	149,635

		685,902

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	1,179	133,581
Martin Marietta Materials, Inc.	1,585	350,348
Vulcan Materials Co.	3,376	433,377

		917,306

CONSUMER FINANCE — 0.9%
Ally Financial, Inc.	10,945	319,156
American Express Co.	22,233	2,207,959
Capital One Financial Corp.	11,680	1,163,094
Credit Acceptance Corp. (a) (b)	359	116,129
Discover Financial Services	9,256	711,972
Navient Corp.	13,065	174,026

See accompanying notes to financial statements.

9

SPDR Portfolio Large Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Santander Consumer USA Holdings, Inc.	3,027	$56,363
SLM Corp. (a)	11,824	133,611
Synchrony Financial	19,654	758,841

		5,641,151

CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	1,552	133,907
Avery Dennison Corp.	2,233	256,482
Ball Corp.	8,746	331,036
Bemis Co., Inc.	2,349	112,259
Berry Global Group, Inc. (a)	3,111	182,522
Crown Holdings, Inc. (a)	3,388	190,575
International Paper Co.	10,395	602,286
Packaging Corp. of America	2,337	281,725
Sealed Air Corp.	4,717	232,548
Sonoco Products Co.	2,339	124,295
WestRock Co.	6,205	392,218

		2,839,853

DISTRIBUTORS — 0.1%
Genuine Parts Co.	4,072	386,881
LKQ Corp. (a)	7,674	312,101
Pool Corp.	846	109,684

		808,666

DIVERSIFIED CONSUMER SERVICES — 0.1%
Bright Horizons Family Solutions, Inc. (a)	1,214	114,116
H&R Block, Inc.	5,472	143,476
Service Corp. International	4,631	172,829
ServiceMaster Global Holdings, Inc. (a)	3,481	178,471

		608,892

DIVERSIFIED FINANCIAL SERVICES — 0.6%
Berkshire Hathaway, Inc. Class B, (a)	17,177	3,404,825
Cannae Holdings, Inc. (a)	1,520	25,885
Leucadia National Corp.	6,673	176,768
Voya Financial, Inc.	4,751	235,032

		3,842,510

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	185,731	7,221,221
CenturyLink, Inc.	27,755	462,954
Verizon Communications, Inc.	107,743	5,702,837
Zayo Group Holdings, Inc. (a)	4,635	170,568

		13,557,580

ELECTRIC UTILITIES — 1.8%
Alliant Energy Corp.	5,747	244,880
American Electric Power Co., Inc.	12,296	904,617
Duke Energy Corp.	17,443	1,467,131
Edison International	8,090	511,612
Entergy Corp.	4,270	347,535
Eversource Energy	7,951	502,344
Exelon Corp.	23,647	931,928
FirstEnergy Corp.	11,159	341,689
Great Plains Energy, Inc.	5,381	173,483
IDACORP, Inc.	1,140	104,150
NextEra Energy, Inc.	11,550	1,803,995
OGE Energy Corp.	4,984	164,023
PG&E Corp.	15,806	708,583
Pinnacle West Capital Corp.	2,707	230,582
PPL Corp.	17,753	549,455
Southern Co.	24,520	1,179,167
Westar Energy, Inc.	3,465	182,952
Xcel Energy, Inc.	12,689	610,468

		10,958,594

ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	1,160	204,160
AMETEK, Inc.	5,737	415,760
Emerson Electric Co.	15,827	1,102,984
Hubbell, Inc.	1,210	163,762
Rockwell Automation, Inc.	3,129	614,379

		2,501,045

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A,	7,531	661,222
Arrow Electronics, Inc. (a)	2,268	182,370
Avnet, Inc.	3,121	123,654
CDW Corp.	3,564	247,662
Cognex Corp.	3,782	231,307
Coherent, Inc. (a)	468	132,079
Corning, Inc.	22,188	709,794
FLIR Systems, Inc.	2,934	136,783
IPG Photonics Corp. (a)	761	162,953
Jabil, Inc.	4,590	120,488
Keysight Technologies, Inc. (a)	4,606	191,610
National Instruments Corp.	2,872	119,561
SYNNEX Corp.	710	96,525
Trimble, Inc. (a)	6,105	248,107
Universal Display Corp.	1,134	195,785
Zebra Technologies Corp. Class A, (a)	1,033	107,225

		3,667,125

ENERGY EQUIPMENT & SERVICES — 0.8%
Baker Hughes a GE Co.	13,236	418,787
Halliburton Co.	24,987	1,221,115
Helmerich & Payne, Inc. (b)	3,774	243,951
National Oilwell Varco, Inc.	10,375	373,708
RPC, Inc. (b)	1,572	40,133
Schlumberger, Ltd.	39,672	2,673,496

		4,971,190

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.5%
Alexandria Real Estate Equities, Inc. REIT	2,345	306,234
American Campus Communities, Inc. REIT	3,776	154,929
AvalonBay Communities, Inc. REIT	3,472	619,439
Colony NorthStar, Inc. Class A, REIT	9,126	104,128
CyrusOne, Inc. REIT	2,273	135,312
EPR Properties REIT	1,917	125,487
Gaming and Leisure Properties, Inc. REIT	5,334	197,358
Healthcare Trust of America, Inc. Class A, REIT	5,301	159,242
Lamar Advertising Co. Class A, REIT	2,237	166,075
Medical Properties Trust, Inc. REIT	9,096	125,343

See accompanying notes to financial statements.

10

SPDR Portfolio Large Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
National Retail Properties, Inc. REIT	3,870	$166,913
Omega Healthcare Investors, Inc. REIT (b)	4,995	137,562
VEREIT, Inc.	26,880	209,395
WP Carey, Inc. REIT	2,665	183,618

		2,791,035

FOOD & STAPLES RETAILING — 1.8%
Casey’s General Stores, Inc.	851	95,261
Costco Wholesale Corp.	11,435	2,128,282
CVS Health Corp.	28,076	2,035,510
Kroger Co.	22,351	613,535
Sysco Corp.	13,346	810,503
US Foods Holding Corp. (a)	3,735	119,258
Wal-Mart Stores, Inc.	33,231	3,281,561
Walgreens Boots Alliance, Inc.	26,461	1,921,598

		11,005,508

FOOD PRODUCTS — 1.5%
Archer-Daniels-Midland Co.	13,952	559,196
Blue Buffalo Pet Products, Inc. (a)	4,505	147,719
Bunge, Ltd.	3,491	234,176
Campbell Soup Co.	4,588	220,729
Conagra Brands, Inc.	10,873	409,586
General Mills, Inc.	14,778	876,188
Hershey Co.	4,145	470,499
Hormel Foods Corp.	7,278	264,846
Ingredion, Inc.	1,838	256,952
J.M. Smucker Co.	2,992	371,726
Kellogg Co.	9,018	613,044
Kraft Heinz Co.	24,201	1,881,870
Lamb Weston Holdings, Inc.	3,490	197,010
McCormick & Co., Inc.	181	18,446
Mondelez International, Inc. Class A,	38,513	1,648,356
Pinnacle Foods, Inc.	3,096	184,119
Post Holdings, Inc. (a)	1,853	146,813
Tyson Foods, Inc. Class A,	7,196	583,380

		9,084,655

GAS UTILITIES — 0.1%
Atmos Energy Corp.	2,662	228,639
National Fuel Gas Co.	1,966	107,953
UGI Corp.	4,740	222,543
WGL Holdings, Inc.	1,150	98,716

		657,851

HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abbott Laboratories	42,678	2,435,634
ABIOMED, Inc. (a)	1,134	212,523
Align Technology, Inc. (a)	1,705	378,834
Baxter International, Inc.	13,878	897,074
Becton Dickinson and Co.	6,405	1,371,156
Boston Scientific Corp. (a)	35,025	868,270
Cooper Cos., Inc.	1,190	259,277
Danaher Corp.	15,056	1,397,498
DENTSPLY SIRONA, Inc.	5,721	376,614
DexCom, Inc. (a)	2,325	133,432
Edwards Lifesciences Corp. (a)	5,721	644,814
Hill-Rom Holdings, Inc.	1,522	128,289
Hologic, Inc. (a)	7,220	308,655
IDEXX Laboratories, Inc. (a)	2,030	317,451
Intuitive Surgical, Inc. (a)	2,739	999,571
Masimo Corp. (a)	1,130	95,824
ResMed, Inc.	3,487	295,314
Stryker Corp.	8,699	1,346,953
Teleflex, Inc.	1,149	285,894
Varian Medical Systems, Inc. (a)	2,346	260,758
West Pharmaceutical Services, Inc.	1,863	183,822
Zimmer Biomet Holdings, Inc.	4,981	601,057

		13,798,714

HEALTH CARE PROVIDERS & SERVICES — 2.7%
Aetna, Inc.	8,371	1,510,045
AmerisourceBergen Corp.	4,143	380,410
Anthem, Inc.	6,173	1,388,987
Cardinal Health, Inc.	7,972	488,444
Centene Corp. (a)	4,575	461,526
Cigna Corp.	6,146	1,248,191
DaVita, Inc. (a)	4,560	329,460
Envision Healthcare Corp. (a)	2,035	70,330
Express Scripts Holding Co. (a)	15,256	1,138,708
HCA Healthcare, Inc. (a)	7,698	676,192
Henry Schein, Inc. (a)	3,920	273,930
Humana, Inc.	3,679	912,650
Laboratory Corp. of America Holdings (a)	2,644	421,744
McKesson Corp.	5,370	837,451
Quest Diagnostics, Inc.	3,443	339,101
UnitedHealth Group, Inc.	23,584	5,199,329
Universal Health Services, Inc. Class B,	516	58,489
WellCare Health Plans, Inc. (a)	1,141	229,466

		15,964,453

HEALTH CARE TECHNOLOGY — 0.1%
athenahealth, Inc. (a)	1,102	146,610
Cerner Corp. (a)	7,439	501,314
Veeva Systems, Inc. Class A, (a)	2,721	150,417

		798,341

HOTELS, RESTAURANTS & LEISURE — 2.1%
Aramark	6,075	259,646
Chipotle Mexican Grill, Inc. (a)	809	233,825
Darden Restaurants, Inc.	3,060	293,821
Domino’s Pizza, Inc.	1,214	229,397
Dunkin’ Brands Group, Inc.	2,291	147,701
Hilton Worldwide Holdings, Inc.	7,133	569,641
Las Vegas Sands Corp.	9,561	664,394
Marriott International, Inc. Class A,	7,765	1,053,944
McDonald’s Corp.	20,260	3,487,151
MGM Resorts International	14,071	469,831
Norwegian Cruise Line Holdings, Ltd. (a)	4,475	238,294
Royal Caribbean Cruises, Ltd.	4,579	546,183
Six Flags Entertainment Corp.	1,915	127,482
Starbucks Corp.	35,658	2,047,839
Vail Resorts, Inc.	1,090	231,592
Wyndham Worldwide Corp.	2,668	309,141
Wynn Resorts, Ltd.	2,229	375,787
Yum China Holdings, Inc.	9,216	368,824
Yum! Brands, Inc.	8,740	713,271

		12,367,764

See accompanying notes to financial statements.

11

SPDR Portfolio Large Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
HOUSEHOLD DURABLES — 0.5%
CalAtlantic Group, Inc.	2,726	$153,719
D.R. Horton, Inc.	8,166	417,038
Leggett & Platt, Inc.	3,406	162,568
Lennar Corp. Class A,	4,709	297,797
Lennar Corp. Class B,	379	19,561
Mohawk Industries, Inc. (a)	1,543	425,714
Newell Brands, Inc.	13,313	411,372
NVR, Inc. (a)	71	249,084
PulteGroup, Inc.	6,570	218,452
Toll Brothers, Inc.	3,613	173,496
Whirlpool Corp.	1,958	330,197

		2,858,998

HOUSEHOLD PRODUCTS — 1.7%
Church & Dwight Co., Inc.	6,832	342,762
Clorox Co.	3,441	511,814
Colgate-Palmolive Co.	23,212	1,751,345
Kimberly-Clark Corp.	9,495	1,145,667
Procter & Gamble Co.	69,181	6,356,350
Spectrum Brands Holdings, Inc.	1,458	163,879

		10,271,817

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	17,515	189,687
Calpine Corp. (a)	8,847	133,855
NRG Energy, Inc.	8,306	236,555

		560,097

INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	14,043	3,305,301
Carlisle Cos., Inc.	1,548	175,930
General Electric Co.	253,425	4,422,266
Honeywell International, Inc.	19,468	2,985,613
Roper Technologies, Inc.	2,376	615,384

		11,504,494

INSURANCE — 2.2%
Aflac, Inc.	9,772	857,786
Alleghany Corp. (a)	400	238,436
Allstate Corp.	9,199	963,227
American Financial Group, Inc.	1,900	206,226
American International Group, Inc.	22,391	1,334,056
Arthur J Gallagher & Co.	4,438	280,837
Assurant, Inc.	1,210	122,016
Brown & Brown, Inc.	2,966	152,630
Cincinnati Financial Corp.	3,853	288,859
First American Financial Corp.	2,698	151,196
FNF Group	8,690	340,996
Hartford Financial Services Group, Inc.	9,324	524,755
Lincoln National Corp.	4,977	382,582
Loews Corp.	7,209	360,666
Markel Corp. (a)	377	429,452
Marsh & McLennan Cos., Inc.	13,784	1,121,880
MetLife, Inc.	22,534	1,139,319
Old Republic International Corp.	6,457	138,051
Principal Financial Group, Inc.	6,923	488,487
Progressive Corp.	15,081	849,362
Prudential Financial, Inc.	10,643	1,223,732
Reinsurance Group of America, Inc.	1,581	246,525
Torchmark Corp.	2,803	254,260
Travelers Cos. Inc.	6,682	906,346
Unum Group	5,837	320,393
WR Berkley Corp.	2,347	168,163

		13,490,238

INTERNET & CATALOG RETAIL — 2.8%
Amazon.com, Inc. (a)	10,295	12,039,694
Expedia, Inc.	3,067	367,335
Liberty Ventures Series A, (a)	2,252	122,148
Netflix, Inc. (a)	10,024	1,924,207
Priceline Group, Inc. (a)	1,177	2,045,320
TripAdvisor, Inc. (a)	2,107	72,607

		16,571,311

INTERNET SOFTWARE & SERVICES — 3.5%
Akamai Technologies, Inc. (a)	3,943	256,453
Alphabet, Inc. Class A, (a)	7,550	7,953,170
CoStar Group, Inc. (a)	820	243,499
eBay, Inc. (a)	27,033	1,020,225
Facebook, Inc. Class A, (a)	60,893	10,745,179
IAC/InterActiveCorp (a)	1,870	228,664
LogMeIn, Inc.	1,184	135,568
Twitter, Inc. (a)	14,883	357,341
VeriSign, Inc. (a)	2,580	295,255
Zillow Group, Inc. Class A, (a)	1,207	49,173

		21,284,527

IT SERVICES — 3.9%
Alliance Data Systems Corp.	1,222	309,753
Amdocs, Ltd.	3,700	242,276
Automatic Data Processing, Inc.	10,909	1,278,426
Booz Allen Hamilton Holding Corp.	3,787	144,398
Broadridge Financial Solutions, Inc.	2,750	249,095
Cognizant Technology Solutions Corp. Class A,	14,797	1,050,883
CSRA, Inc.	4,216	126,143
DXC Technology Co.	6,939	658,511
Euronet Worldwide, Inc. (a)	1,198	100,955
Fidelity National Information Services, Inc.	8,336	784,334
First Data Corp. Class A, (a)	7,292	121,849
Fiserv, Inc. (a)	5,342	700,496
FleetCor Technologies, Inc. (a)	2,301	442,781
Gartner, Inc. (a)	2,273	279,920
Global Payments, Inc.	3,463	347,131
International Business Machines Corp.	22,771	3,493,527
Jack Henry & Associates, Inc.	1,955	228,657
Leidos Holdings, Inc.	3,445	222,444
Mastercard, Inc. Class A,	23,367	3,536,829
Paychex, Inc.	7,826	532,794
PayPal Holdings, Inc. (a)	26,324	1,937,973
Sabre Corp.	5,058	103,689
Square, Inc. Class A, (a)	5,316	184,306
Total System Services, Inc.	4,274	338,031
Vantiv, Inc. Class A, (a)	4,214	309,940
Visa, Inc. Class A,	45,730	5,214,135
Western Union Co.	11,800	224,318
WEX, Inc. (a)	1,075	151,822

		23,315,416

See accompanying notes to financial statements.

12

SPDR Portfolio Large Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	2,602	$143,682
Hasbro, Inc.	3,060	278,123
Mattel, Inc. (b)	5,647	86,851
Polaris Industries, Inc. (b)	1,320	163,667

		672,323

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	7,236	484,595
Bio-Rad Laboratories, Inc. Class A, (a)	138	32,936
Charles River Laboratories International, Inc. (a)	1,030	112,734
Illumina, Inc. (a)	3,673	802,514
INC Research Holdings, Inc. Class A, (a)	1,160	50,576
IQVIA Holdings, Inc. (a)	3,650	357,335
Mettler-Toledo International, Inc. (a)	644	398,971
PerkinElmer, Inc.	2,695	197,058
Thermo Fisher Scientific, Inc.	9,983	1,895,572
Waters Corp. (a)	1,940	374,789

		4,707,080

MACHINERY — 1.9%
AGCO Corp.	1,892	135,146
Allison Transmission Holdings, Inc.	3,476	149,711
Caterpillar, Inc.	13,913	2,192,411
Colfax Corp. (a)	1,585	62,798
Crane Co.	1,187	105,904
Cummins, Inc.	4,088	722,104
Deere & Co.	8,016	1,254,584
Donaldson Co., Inc.	3,157	154,535
Dover Corp.	3,818	385,580
Flowserve Corp.	2,350	99,005
Fortive Corp.	7,673	555,142
Graco, Inc.	3,702	167,404
IDEX Corp.	1,926	254,174
Illinois Tool Works, Inc.	8,441	1,408,381
Lincoln Electric Holdings, Inc.	1,327	121,527
Middleby Corp. (a)	1,540	207,823
Nordson Corp.	1,308	191,491
Oshkosh Corp.	1,926	175,054
PACCAR, Inc.	9,103	647,041
Parker-Hannifin Corp.	3,244	647,438
Snap-on, Inc.	1,520	264,936
Stanley Black & Decker, Inc.	3,693	626,665
Toro Co.	2,664	173,773
WABCO Holdings, Inc. (a)	1,205	172,917
Wabtec Corp. (b)	2,250	183,217
Woodward, Inc.	1,420	108,687
Xylem, Inc.	4,523	308,469

		11,475,917

MEDIA — 1.9%
CBS Corp. Class B,	233	13,747
Charter Communications, Inc. Class A, (a)	5,823	1,956,295
Cinemark Holdings, Inc.	2,700	94,014
Comcast Corp. Class A,	26,507	1,061,605
Discovery Communications, Inc. Class A, (a) (b)	2,700	60,426
Discovery Communications, Inc. Class C, (a)	236	4,996
DISH Network Corp. Class A, (a)	6,442	307,606
Interpublic Group of Cos., Inc.	10,320	208,051
Liberty Broadband Corp. Class A, (a)	726	61,746
Liberty Media Corp.-Liberty Braves Class A, (a)	330	7,277
Liberty Media Corp.-Liberty Formula One Class A, (a)	776	25,391
Liberty Media Corp.-Liberty SiriusXM Class A, (a)	2,493	98,872
Lions Gate Entertainment Corp. Class A, (a)	1,914	64,712
Live Nation Entertainment, Inc. (a)	3,517	149,719
News Corp. Class B,	2,754	45,716
Omnicom Group, Inc.	6,117	445,501
Scripps Networks Interactive, Inc. Class A,	2,259	192,874
Sirius XM Holdings, Inc. (b)	36,038	193,164
Time Warner, Inc.	21,076	1,927,822
Twenty-First Century Fox, Inc. Class B,	12,575	429,059
Viacom, Inc. Class B,	604	18,609
Walt Disney Co.	38,732	4,164,077

		11,531,279

METALS & MINING — 0.4%
Alcoa Corp. (a)	4,103	221,029
Freeport-McMoRan, Inc. (a)	35,493	672,947
Newmont Mining Corp.	14,530	545,166
Nucor Corp.	7,793	495,479
Reliance Steel & Aluminum Co.	2,029	174,068
Royal Gold, Inc.	1,579	129,667
Steel Dynamics, Inc.	5,433	234,325
United States Steel Corp.	4,178	147,024

		2,619,705

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
AGNC Investment Corp. REIT	10,320	208,361
Annaly Capital Management, Inc. REIT	29,422	349,828
New Residential Investment Corp. REIT	7,692	137,533
Starwood Property Trust, Inc. REIT	6,501	138,796

		834,518

MULTI-UTILITIES — 1.0%
Ameren Corp.	5,999	353,881
CenterPoint Energy, Inc.	10,595	300,474
CMS Energy Corp.	6,979	330,107
Consolidated Edison, Inc.	7,607	646,215
Dominion Energy, Inc.	16,122	1,306,849
DTE Energy Co.	4,564	499,575
MDU Resources Group, Inc.	4,933	132,599
NiSource, Inc.	8,057	206,823
Public Service Enterprise Group, Inc.	12,437	640,506
SCANA Corp.	3,780	150,368
Sempra Energy	6,424	686,854
Vectren Corp.	1,942	126,269
WEC Energy Group, Inc.	7,655	508,522

		5,889,042

See accompanying notes to financial statements.

13

SPDR Portfolio Large Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
MULTILINE RETAIL — 0.5%
Dollar General Corp.	6,967	$648,001
Dollar Tree, Inc. (a)	5,707	612,418
Kohl’s Corp.	4,488	243,384
Macy’s, Inc.	8,053	202,855
Nordstrom, Inc.	3,375	159,908
Target Corp.	13,582	886,225

		2,752,791

OIL, GAS & CONSUMABLE FUELS — 5.6%
Anadarko Petroleum Corp.	14,865	797,359
Andeavor	3,900	445,926
Antero Resources Corp. (a)	6,083	115,577
Apache Corp.	11,248	474,891
Cabot Oil & Gas Corp.	12,907	369,140
Cheniere Energy, Inc. (a)	6,098	328,316
Chevron Corp.	49,045	6,139,944
Cimarex Energy Co.	2,360	287,944
Concho Resources, Inc. (a)	3,827	574,892
ConocoPhillips	30,816	1,691,490
Devon Energy Corp.	14,358	594,421
Diamondback Energy, Inc. (a)	2,350	296,688
Energen Corp. (a)	2,706	155,784
EOG Resources, Inc.	14,876	1,605,269
EQT Corp.	7,663	436,178
Exxon Mobil Corp.	108,439	9,069,838
Hess Corp.	8,345	396,137
HollyFrontier Corp.	4,591	235,151
Kinder Morgan, Inc.	52,841	954,837
Marathon Oil Corp.	22,103	374,204
Marathon Petroleum Corp.	12,911	851,868
Murphy Oil Corp.	3,047	94,609
Newfield Exploration Co. (a)	5,308	167,361
Noble Energy, Inc.	13,975	407,231
Occidental Petroleum Corp.	19,496	1,436,075
ONEOK, Inc.	10,234	547,007
Parsley Energy, Inc. Class A, (a)	6,133	180,556
Phillips 66	13,254	1,340,642
Pioneer Natural Resources Co.	4,533	783,529
Range Resources Corp.	4,378	74,689
RSP Permian, Inc. (a)	3,804	154,747
Targa Resources Corp.	6,400	309,888
Valero Energy Corp.	11,470	1,054,208
Whiting Petroleum Corp. (a)	1	26
Williams Cos., Inc.	22,482	685,476
WPX Energy, Inc. (a)	11,068	155,727

		33,587,625

PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A,	12,471	248,048
Edgewell Personal Care Co. (a)	1,108	65,804
Estee Lauder Cos., Inc. Class A,	5,410	688,369

		1,002,221

PHARMACEUTICALS — 4.1%
Bristol-Myers Squibb Co.	44,191	2,708,024
Catalent, Inc. (a)	2,980	122,418
Eli Lilly & Co.	25,760	2,175,690
Johnson & Johnson	63,334	8,849,026
Merck & Co., Inc.	73,365	4,128,249
Pfizer, Inc.	153,841	5,572,121
Zoetis, Inc.	12,500	900,500

		24,456,028

PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	3,043	358,831
ManpowerGroup, Inc.	1,619	204,172
Nielsen Holdings PLC	9,663	351,733
Robert Half International, Inc.	3,167	175,895
TransUnion (a)	3,837	210,882
Verisk Analytics, Inc. (a)	4,160	399,360

		1,700,873

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.1%
American Homes 4 Rent Class A, REIT	6,084	132,875
American Tower Corp. REIT	11,135	1,588,630
Apartment Investment & Management Co. Class A, REIT	4,164	182,008
Apple Hospitality REIT, Inc.	5,391	105,718
Boston Properties, Inc. REIT	4,133	537,414
Brixmor Property Group, Inc. REIT	8,368	156,147
Camden Property Trust REIT	2,333	214,776
Crown Castle International Corp. REIT	10,046	1,115,206
CubeSmart REIT	4,852	140,320
DCT Industrial Trust, Inc. REIT	2,352	138,251
Digital Realty Trust, Inc. REIT	5,378	612,554
Douglas Emmett, Inc. REIT	3,872	158,984
Duke Realty Corp. REIT	9,219	250,849
Equinix, Inc. REIT	1,928	873,808
Equity LifeStyle Properties, Inc. REIT	1,976	175,904
Equity Residential REIT	9,192	586,174
Essex Property Trust, Inc. REIT	1,576	380,399
Extra Space Storage, Inc. REIT	3,198	279,665
Federal Realty Investment Trust REIT	1,905	253,003
Forest City Realty Trust, Inc. Class A, REIT	6,528	157,325
GGP, Inc. REIT	16,416	383,970
HCP, Inc. REIT	13,317	347,307
Highwoods Properties, Inc. REIT	2,680	136,439
Hospitality Properties Trust REIT	4,222	126,027
Host Hotels & Resorts, Inc. REIT	18,139	360,059
Hudson Pacific Properties, Inc. REIT	3,880	132,890
Invitation Homes, Inc. REIT	2,964	69,862
Iron Mountain, Inc. REIT	6,533	246,490
Kilroy Realty Corp. REIT	2,612	194,986
Kimco Realty Corp. REIT	11,435	207,545
Liberty Property Trust REIT	3,767	162,019
Macerich Co. REIT	3,486	228,961
Mid-America Apartment Communities, Inc. REIT	3,061	307,814
Park Hotels & Resorts, Inc. REIT	4,915	141,306
Prologis, Inc. REIT	13,372	862,628
Public Storage REIT	4,146	866,514
Realty Income Corp. REIT	7,569	431,584
Regency Centers Corp. REIT	3,823	264,475
SBA Communications Corp. REIT (a)	3,043	497,105
Senior Housing Properties Trust REIT	6,448	123,479
Simon Property Group, Inc. REIT	7,976	1,369,798
SL Green Realty Corp. REIT	2,673	269,786
Sun Communities, Inc. REIT	1,849	171,550

See accompanying notes to financial statements.

14

SPDR Portfolio Large Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Two Harbors Investment Corp. REIT (a)	88	$1,431
UDR, Inc. REIT	6,846	263,708
Ventas, Inc. REIT	9,846	590,858
Vornado Realty Trust REIT	4,624	361,504
Weingarten Realty Investors REIT	4,639	152,484
Welltower, Inc. REIT	10,226	652,112
Weyerhaeuser Co. REIT	18,716	659,926

		18,624,627

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A, (a)	8,335	360,989
Howard Hughes Corp. (a)	1,080	141,772
Jones Lang LaSalle, Inc.	1,151	171,418
Realogy Holdings Corp.	2,337	61,930

		736,109

ROAD & RAIL — 1.0%
AMERCO	66	24,942
CSX Corp.	23,281	1,280,688
Genesee & Wyoming, Inc. Class A, (a)	1,687	132,817
JB Hunt Transport Services, Inc.	2,289	263,189
Kansas City Southern	2,722	286,409
Norfolk Southern Corp.	7,563	1,095,879
Old Dominion Freight Line, Inc.	1,574	207,060
Union Pacific Corp.	20,958	2,810,468

		6,101,452

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Advanced Micro Devices, Inc. (a) (b)	24,134	248,098
Analog Devices, Inc.	9,130	812,844
Applied Materials, Inc.	26,110	1,334,743
Cavium, Inc. (a)	1,592	133,457
Cypress Semiconductor Corp.	7,978	121,585
Intel Corp.	113,914	5,258,270
KLA-Tencor Corp.	3,453	362,807
Lam Research Corp.	3,931	723,579
Marvell Technology Group, Ltd.	10,600	227,582
Maxim Integrated Products, Inc.	6,831	357,125
Microchip Technology, Inc.	5,746	504,958
Micron Technology, Inc. (a)	26,444	1,087,377
Microsemi Corp. (a)	2,946	152,161
MKS Instruments, Inc.	1,140	107,730
NVIDIA Corp.	13,726	2,655,981
ON Semiconductor Corp. (a)	9,893	207,159
Qorvo, Inc. (a)	3,256	216,850
QUALCOMM, Inc.	36,911	2,363,042
Skyworks Solutions, Inc.	4,555	432,497
Teradyne, Inc.	4,673	195,659
Texas Instruments, Inc.	24,429	2,551,365
Xilinx, Inc.	6,360	428,791

		20,483,660

SOFTWARE — 5.4%
Activision Blizzard, Inc.	18,579	1,176,422
Adobe Systems, Inc. (a)	10,998	1,927,290
ANSYS, Inc. (a)	2,000	295,180
Aspen Technology, Inc. (a)	1,790	118,498
Autodesk, Inc. (a)	5,319	557,591
CA, Inc.	8,394	279,352
Cadence Design Systems, Inc. (a)	6,505	272,039
CDK Global, Inc.	3,502	249,623
Citrix Systems, Inc. (a)	3,785	333,080
Dell Technologies, Inc. Class V, (a)	5,052	410,627
Electronic Arts, Inc. (a)	8,119	852,982
Fortinet, Inc. (a)	3,436	150,119
Guidewire Software, Inc. (a)	1,935	143,693
Intuit, Inc.	5,876	927,115
Microsoft Corp.	186,824	15,980,925
Nuance Communications, Inc. (a)	5,142	84,072
Oracle Corp.	76,105	3,598,244
PTC, Inc. (a)	2,755	167,421
Red Hat, Inc. (a)	4,132	496,253
salesforce.com, Inc. (a)	16,491	1,685,875
ServiceNow, Inc. (a)	4,168	543,466
Splunk, Inc. (a)	3,474	287,786
SS&C Technologies Holdings, Inc.	4,495	181,958
Symantec Corp.	16,165	453,590
Synopsys, Inc. (a)	3,521	300,130
Take-Two Interactive Software, Inc. (a)	2,658	291,795
Tyler Technologies, Inc. (a)	802	141,994
Ultimate Software Group, Inc. (a)	763	166,509
VMware, Inc. Class A, (a) (b)	1,521	190,612
Workday, Inc. Class A, (a)	3,414	347,340

		32,611,581

SPECIALTY RETAIL — 2.3%
Advance Auto Parts, Inc.	2,188	218,122
AutoNation, Inc. (a) (b)	2,272	116,622
AutoZone, Inc. (a)	774	550,600
Best Buy Co., Inc.	6,836	468,061
Burlington Stores, Inc. (a)	1,881	231,419
CarMax, Inc. (a)	4,846	310,774
Foot Locker, Inc.	2,206	103,417
Gap, Inc.	6,162	209,878
Home Depot, Inc.	30,091	5,703,147
L Brands, Inc.	5,864	353,130
Lowe’s Cos., Inc.	21,059	1,957,223
O’Reilly Automotive, Inc. (a)	2,309	555,407
Ross Stores, Inc.	9,892	793,833
Tiffany & Co.	3,066	318,711
TJX Cos., Inc.	16,832	1,286,975
Tractor Supply Co.	4,353	325,387
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,586	354,725
Williams-Sonoma, Inc. (b)	2,020	104,434

		13,961,865

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.2%
Apple, Inc.	131,771	22,299,606
Hewlett Packard Enterprise Co.	43,526	625,034
HP, Inc.	41,127	864,078
NCR Corp. (a)	3,722	126,511
NetApp, Inc.	6,981	386,189
Western Digital Corp.	7,276	578,660
Xerox Corp.	6,815	198,657

		25,078,735

See accompanying notes to financial statements.

15

SPDR Portfolio Large Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Carter’s, Inc.	1,201	$141,105
Hanesbrands, Inc. (b)	10,203	213,345
lululemon athletica, Inc. (a)	2,390	187,830
NIKE, Inc. Class B,	31,532	1,972,327
PVH Corp.	1,938	265,913
Ralph Lauren Corp.	994	103,068
Tapestry, Inc.	7,262	321,198
Under Armour, Inc. Class A, (a) (b)	3,177	45,844
VF Corp.	9,119	674,806

		3,925,436

THRIFTS & MORTGAGE FINANCE — 0.0% (d)
New York Community Bancorp, Inc.	12,641	164,586

TOBACCO — 1.3%
Altria Group, Inc.	48,395	3,455,887
Philip Morris International, Inc.	41,801	4,416,276

		7,872,163

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	7,227	395,245
HD Supply Holdings, Inc. (a)	5,083	203,473
United Rentals, Inc. (a)	2,265	389,376
Univar, Inc. (a)	2,978	92,199
W.W. Grainger, Inc.	1,221	288,461
Watsco, Inc.	762	129,570

		1,498,324

TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	2,260	145,092

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	4,244	388,284
Aqua America, Inc.	4,240	166,335

		554,619

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile US, Inc. (a)	7,592	482,168

TOTAL COMMON STOCKS (Cost $546,101,458)		599,341,925

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (e) (f)	151,162	151,162
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	1,475,733	1,475,733

TOTAL SHORT-TERM INVESTMENTS (Cost $1,626,895)		1,626,895

TOTAL INVESTMENTS — 100.1% (Cost $547,728,353)		600,968,820
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(495,769)

NET ASSETS — 100.0%		$600,473,051

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2017.
(g)	Investment of cash collateral for securities loaned.

MSCI = Morgan Stanley Capital International

REIT = Real Estate Investment Trust

S&P = Standards & Poor’s

At December 31, 2017, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index Futures (long)	4	03/16/2018	292,869	296,244	$3,375

					$3,375

During the period ended December 31, 2017, average notional value related to futures contracts was $772,035 or less than 0.5% of net assets.

See accompanying notes to financial statements.

16

SPDR Portfolio Large Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$17,124,936	$—	$—	$17,124,936
Air Freight & Logistics	4,603,000	—	—	4,603,000
Airlines	3,561,127	—	—	3,561,127
Auto Components	1,246,231	—	—	1,246,231
Automobiles	3,991,221	—	—	3,991,221
Banks	41,523,960	—	—	41,523,960
Beverages	11,977,336	—	—	11,977,336
Biotechnology	20,290,737	—	—	20,290,737
Building Products	1,228,470	—	—	1,228,470
Capital Markets	19,691,298	—	—	19,691,298
Chemicals	13,681,861	—	—	13,681,861
Commercial Services & Supplies	2,514,191	—	—	2,514,191
Communications Equipment	7,112,705	—	—	7,112,705
Construction & Engineering	685,902	—	—	685,902
Construction Materials	917,306	—	—	917,306
Consumer Finance	5,641,151	—	—	5,641,151
Containers & Packaging	2,839,853	—	—	2,839,853
Distributors	808,666	—	—	808,666
Diversified Consumer Services	608,892	—	—	608,892
Diversified Financial Services	3,842,510	—	—	3,842,510
Diversified Telecommunication Services	13,557,580	—	—	13,557,580
Electric Utilities	10,958,594	—	—	10,958,594
Electrical Equipment	2,501,045	—	—	2,501,045
Electronic Equipment, Instruments & Components	3,667,125	—	—	3,667,125
Energy Equipment & Services	4,971,190	—	—	4,971,190
Equity Real Estate Investment Trusts (REITS)	2,791,035	—	—	2,791,035
Food & Staples Retailing	11,005,508	—	—	11,005,508
Food Products	9,084,655	—	—	9,084,655
Gas Utilities	657,851	—	—	657,851
Health Care Equipment & Supplies	13,798,714	—	—	13,798,714
Health Care Providers & Services	15,964,453	—	—	15,964,453
Health Care Technology	798,341	—	—	798,341
Hotels, Restaurants & Leisure	12,367,764	—	—	12,367,764
Household Durables	2,858,998	—	—	2,858,998
Household Products	10,271,817	—	—	10,271,817
Independent Power Producers & Energy Traders	560,097	—	—	560,097
Industrial Conglomerates	11,504,494	—	—	11,504,494
Insurance	13,490,238	—	—	13,490,238
Internet & Catalog Retail	16,571,311	—	—	16,571,311
Internet Software & Services	21,284,527	—	—	21,284,527
IT Services	23,315,416	—	—	23,315,416
Leisure Equipment & Products	672,323	—	—	672,323
Life Sciences Tools & Services	4,707,080	—	—	4,707,080
Machinery	11,475,917	—	—	11,475,917
Media	11,531,279	—	—	11,531,279
Metals & Mining	2,619,705	—	—	2,619,705
Mortgage Real Estate Investment Trust (REITs)	834,518	—	—	834,518
Multi-Utilities	5,889,042	—	—	5,889,042
Multiline Retail	2,752,791	—	—	2,752,791
Oil, Gas & Consumable Fuels	33,587,625	—	—	33,587,625
Personal Products	1,002,221	—	—	1,002,221

See accompanying notes to financial statements.

17

SPDR Portfolio Large Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Pharmaceuticals	$24,456,028	$—	$—	$24,456,028
Professional Services	1,700,873	—	—	1,700,873
Real Estate Investment Trusts (REITs)	18,624,627	—	—	18,624,627
Real Estate Management & Development	736,109	—	—	736,109
Road & Rail	6,101,452	—	—	6,101,452
Semiconductors & Semiconductor Equipment	20,483,660	—	—	20,483,660
Software	32,611,581	—	—	32,611,581
Specialty Retail	13,961,865	—	—	13,961,865
Technology Hardware, Storage & Peripherals	25,078,735	—	—	25,078,735
Textiles, Apparel & Luxury Goods	3,925,436	—	—	3,925,436
Thrifts & Mortgage Finance	164,586	—	—	164,586
Tobacco	7,872,163	—	—	7,872,163
Trading Companies & Distributors	1,498,324	—	—	1,498,324
Transportation Infrastructure	145,092	—	—	145,092
Water Utilities	554,619	—	—	554,619
Wireless Telecommunication Services	482,168	—	—	482,168
Short-Term Investments	1,626,895	—	—	1,626,895

TOTAL INVESTMENTS	$600,968,820	$—	$—	$600,968,820

OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (a)	3,375	—	—	3,375

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$600,972,195	$—	$—	$600,972,195

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Corp.	2,488	$223,248	$676,999	$9,403	$526	$33,192	9,472	$924,562	$4,981
State Street Institutional U.S. Government Money Market Fund, Class G Shares	296,308	296,308	6,323,785	6,468,931	—	—	151,162	151,162	2,949
State Street Navigator Securities Lending Government Money Market Portfolio	245,172	245,172	2,628,558	1,397,997	—	—	1,475,733	1,475,733	2,484

TOTAL		$764,728	$9,629,342	$7,876,331	$526	$33,192		$2,551,457	$10,414

See accompanying notes to financial statements.

18

SPDR Portfolio Mid Cap ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.0%
AAR Corp.	5,605	$220,220
Aerojet Rocketdyne Holdings, Inc. (a)	13,006	405,787
Aerovironment, Inc. (a)	3,617	203,131
Axon Enterprise, Inc. (a) (b)	9,219	244,304
Cubic Corp.	4,291	252,954
Curtiss-Wright Corp.	7,620	928,497
Engility Holdings, Inc. (a)	3,087	87,578
Esterline Technologies Corp. (a)	4,598	343,471
Huntington Ingalls Industries, Inc.	7,820	1,843,174
KLX, Inc. (a)	8,927	609,268
Mercury Systems, Inc. (a)	8,441	433,445
Moog, Inc. Class A, (a)	5,657	491,310
National Presto Industries, Inc. (b)	813	80,853
Orbital ATK, Inc.	10,014	1,316,841
Teledyne Technologies, Inc. (a)	6,161	1,116,065
Triumph Group, Inc.	8,734	237,565

		8,814,463

AIR FREIGHT & LOGISTICS — 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	4,305	252,488
Echo Global Logistics, Inc. (a)	4,642	129,976
Forward Air Corp.	5,093	292,542
Hub Group, Inc. Class A, (a)	5,889	282,083

		957,089

AIRLINES — 0.5%
Allegiant Travel Co. (b)	2,184	337,974
Hawaiian Holdings, Inc.	9,070	361,439
JetBlue Airways Corp. (a)	55,494	1,239,736
SkyWest, Inc.	9,086	482,467

		2,421,616

AUTO COMPONENTS — 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	17,327	295,079
Cooper Tire & Rubber Co. (b)	8,885	314,085
Cooper-Standard Holdings, Inc. (a)	2,766	338,835
Dana, Inc.	25,214	807,100
Delphi Technologies PLC (a)	15,516	814,124
Dorman Products, Inc. (a)	5,155	315,177
Fox Factory Holding Corp. (a)	6,447	250,466
Gentex Corp.	49,175	1,030,216
Gentherm, Inc. (a)	6,373	202,343
LCI Industries	4,337	563,810
Motorcar Parts of America, Inc. (a)	3,206	80,118
Standard Motor Products, Inc.	3,534	158,712
Superior Industries International, Inc.	3,913	58,108

		5,228,173

AUTOMOBILES — 0.3%
Thor Industries, Inc.	8,456	1,274,488
Winnebago Industries, Inc.	4,854	269,883

		1,544,371

BANKS — 8.2%
Ameris Bancorp	6,421	309,492
Associated Banc-Corp.	26,417	670,992
Banc of California, Inc. (b)	7,409	152,996
BancorpSouth Bank	14,547	457,503
Bank of Hawaii Corp.	7,387	633,066
Bank of the Ozarks, Inc.	21,003	1,017,595
Banner Corp.	5,647	311,263
Boston Private Financial Holdings, Inc.	14,676	226,744
Brookline Bancorp, Inc.	13,319	209,108
Canadian Imperial Bank of Commerce	1	97
Cathay General Bancorp	13,257	559,048
Central Pacific Financial Corp.	5,348	159,531
Chemical Financial Corp.	12,268	655,970
City Holding Co.	2,690	181,494
Columbia Banking System, Inc.	12,728	552,904
Commerce Bancshares, Inc.	16,351	913,040
Community Bank System, Inc.	8,695	467,356
Cullen/Frost Bankers, Inc.	9,957	942,430
Customers Bancorp, Inc. (a)	4,993	129,768
CVB Financial Corp.	17,854	420,640
East West Bancorp, Inc.	25,025	1,522,271
Fidelity Southern Corp.	3,636	79,265
First BanCorp (a)	32,520	165,852
First Commonwealth Financial Corp.	16,757	239,960
First Financial Bancorp	10,668	281,102
First Financial Bankshares, Inc. (b)	11,538	519,787
First Horizon National Corp.	56,215	1,123,738
First Midwest Bancorp, Inc.	17,969	431,436
FNB Corp.	55,916	772,759
Fulton Financial Corp.	30,564	547,096
Glacier Bancorp, Inc.	13,482	531,056
Great Western Bancorp, Inc.	10,201	406,000
Hancock Holding Co.	14,680	726,660
Hanmi Financial Corp.	5,549	168,412
Home BancShares, Inc.	27,320	635,190
Hope Bancorp, Inc.	22,299	406,957
Independent Bank Corp.	4,835	337,725
International Bancshares Corp.	9,513	377,666
LegacyTexas Financial Group, Inc.	7,370	311,088
MB Financial, Inc.	14,483	644,783
National Bank Holdings Corp. Class A,	4,728	153,329
NBT Bancorp, Inc.	7,674	282,403
OFG Bancorp.	7,552	70,989
Old National Bancorp.	23,503	410,127
Opus Bank (a)	3,141	85,749
Pacific Premier Bancorp, Inc. (a)	6,867	274,680
PacWest Bancorp.	22,338	1,125,835
Pinnacle Financial Partners, Inc.	12,715	843,004
Prosperity Bancshares, Inc.	12,069	845,675
S&T Bancorp, Inc.	6,162	245,309
ServisFirst Bancshares, Inc. (b)	7,844	325,526
Signature Bank (a)	9,301	1,276,655
Simmons First National Corp. Class A,	6,737	384,683
Southside Bancshares, Inc.	4,795	161,496
Sterling Bancorp.	38,456	946,018
SVB Financial Group (a)	9,063	2,118,658
Synovus Financial Corp.	20,675	991,159
TCF Financial Corp.	29,739	609,650
Texas Capital Bancshares, Inc. (a)	8,547	759,828
Tompkins Financial Corp.	2,171	176,611
Trustmark Corp.	11,753	374,451
UMB Financial Corp.	7,595	546,232
Umpqua Holdings Corp.	38,425	799,240

See accompanying notes to financial statements.

19

SPDR Portfolio Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
United Bankshares, Inc. (b)	18,350	$637,663
United Community Banks, Inc.	12,582	354,057
Valley National Bancorp.	46,047	516,647
Webster Financial Corp.	15,906	893,281
Westamerica Bancorporation (b)	4,590	273,335
Wintrust Financial Corp.	9,693	798,412

		36,480,542

BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A, (a) (b)	1,504	287,414
Coca-Cola Bottling Co. Consolidated	841	181,034

		468,448

BIOTECHNOLOGY — 1.1%
Acorda Therapeutics, Inc. (a)	8,250	176,962
AMAG Pharmaceuticals, Inc. (a)	6,151	81,501
Bioverativ, Inc. (a)	18,744	1,010,676
Cytokinetics, Inc. (a)	8,560	69,764
Eagle Pharmaceuticals, Inc. (a) (b)	1,533	81,893
Emergent BioSolutions, Inc. (a)	6,081	282,584
Enanta Pharmaceuticals, Inc. (a)	2,345	137,605
Ligand Pharmaceuticals, Inc. (a) (b)	3,631	497,193
MiMedx Group, Inc. (a) (b)	17,977	226,690
Momenta Pharmaceuticals, Inc. (a)	13,630	190,138
Myriad Genetics, Inc. (a) (b)	11,932	409,804
Progenics Pharmaceuticals, Inc. (a) (b)	12,129	72,168
Repligen Corp. (a)	6,470	234,732
Spectrum Pharmaceuticals, Inc. (a)	15,246	288,912
United Therapeutics Corp. (a)	7,515	1,111,844

		4,872,466

BUILDING PRODUCTS — 1.0%
AAON, Inc.	7,011	257,304
American Woodmark Corp. (a)	2,459	320,285
Apogee Enterprises, Inc.	5,023	229,702
Gibraltar Industries, Inc. (a)	5,514	181,962
Griffon Corp.	5,381	109,503
Insteel Industries, Inc.	3,098	87,735
Lennox International, Inc.	6,485	1,350,566
Patrick Industries, Inc. (a)	4,045	280,925
PGT Innovations, Inc. (a)	8,804	148,347
Quanex Building Products Corp.	6,139	143,653
Simpson Manufacturing Co., Inc.	7,293	418,691
Trex Co., Inc. (a)	5,141	557,233
Universal Forest Products, Inc.	10,564	397,418

		4,483,324

CAPITAL MARKETS — 3.0%
Donnelley Financial Solutions, Inc. (a)	6,021	117,349
Eaton Vance Corp.	20,164	1,137,048
Evercore, Inc. Class A,	6,642	597,780
FactSet Research Systems, Inc. (b)	6,714	1,294,191
Federated Investors, Inc. Class B, (b)	16,551	597,160
Financial Engines, Inc.	10,980	332,694
Greenhill & Co., Inc. (b)	4,480	87,360
Interactive Brokers Group, Inc. Class A,	12,336	730,415
INTL. FCStone, Inc. (a)	2,632	111,939
Investment Technology Group, Inc.	5,677	109,282
Janus Henderson Group PLC	31,169	1,192,526
Legg Mason, Inc.	14,841	623,025
MarketAxess Holdings, Inc.	6,520	1,315,410
MSCI, Inc.	15,585	1,972,126
Piper Jaffray Cos	2,414	208,207
SEI Investments Co.	22,595	1,623,677
Stifel Financial Corp.	11,802	702,927
Virtus Investment Partners, Inc.	1,254	144,273
Waddell & Reed Financial, Inc. Class A, (b)	14,620	326,611
WisdomTree Investments, Inc.	20,100	252,255

		13,476,255

CHEMICALS — 3.0%
A Schulman, Inc.	5,045	187,926
AdvanSix, Inc. (a)	5,297	222,845
American Vanguard Corp.	4,446	87,364
Ashland Global Holdings, Inc.	10,722	763,406
Balchem Corp.	5,585	450,151
Cabot Corp.	10,673	657,350
Calgon Carbon Corp.	8,867	188,867
Chemours Co.	32,096	1,606,726
Flotek Industries, Inc. (a) (b)	9,846	45,882
FutureFuel Corp.	4,208	59,291
Hawkins, Inc.	1,577	55,510
HB Fuller Co.	8,809	474,541
Ingevity Corp. (a)	7,221	508,864
Innophos Holdings, Inc.	3,400	158,882
Innospec, Inc.	4,211	297,297
Koppers Holdings, Inc. (a)	3,690	187,821
Kraton Corp. (a)	5,328	256,650
LSB Industries, Inc. (a)	3,450	30,222
Minerals Technologies, Inc.	6,129	421,982
NewMarket Corp.	1,611	640,195
Olin Corp.	28,805	1,024,882
PolyOne Corp.	13,924	605,694
Quaker Chemical Corp.	2,350	354,357
Rayonier Advanced Materials, Inc.	8,195	167,588
RPM International, Inc.	23,170	1,214,571
Scotts Miracle-Gro Co.	7,071	756,526
Sensient Technologies Corp.	7,476	546,869
Stepan Co.	3,421	270,156
Tredegar Corp.	4,423	84,922
Valvoline, Inc.	35,037	878,027

		13,205,364

COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc.	9,640	363,621
Brady Corp. Class A,	8,233	312,031
Brink’s Co.	8,730	687,051
Clean Harbors, Inc. (a)	8,920	483,464
Copart, Inc. (a)	34,865	1,505,819
Deluxe Corp.	8,324	639,616
Essendant, Inc.	6,516	60,403
Healthcare Services Group, Inc.	12,806	675,132
Herman Miller, Inc.	10,367	415,198
HNI Corp.	7,445	287,154
Interface, Inc.	10,337	259,976
LSC Communications, Inc.	6,056	91,748
Matthews International Corp. Class A,	5,621	296,789
Mobile Mini, Inc.	7,818	269,721
MSA Safety, Inc.	5,889	456,515
Multi-Color Corp.	2,411	180,463

See accompanying notes to financial statements.

20

SPDR Portfolio Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Pitney Bowes, Inc.	32,577	$364,211
Rollins, Inc.	16,609	772,817
RR Donnelley & Sons Co. (b)	12,303	114,418
Team, Inc. (a) (b)	5,193	77,376
Tetra Tech, Inc.	9,647	464,503
UniFirst Corp.	2,662	438,964
US Ecology, Inc.	3,761	191,811
Viad Corp.	3,529	195,507

		9,604,308

COMMUNICATIONS EQUIPMENT — 1.2%
ADTRAN, Inc.	8,272	160,063
Applied Optoelectronics, Inc. (a) (b)	3,318	125,487
ARRIS International PLC (a)	30,550	784,830
CalAmp Corp. (a)	6,105	130,830
Ciena Corp. (a)	24,748	517,976
Comtech Telecommunications Corp.	4,008	88,657
Digi International, Inc. (a)	4,521	43,176
Harmonic, Inc. (a)	13,625	57,225
InterDigital, Inc.	6,096	464,210
Lumentum Holdings, Inc. (a) (b)	10,661	521,323
NETGEAR, Inc. (a)	5,400	317,250
NetScout Systems, Inc. (a)	15,114	460,221
Oclaro, Inc. (a) (b)	29,583	199,389
Plantronics, Inc.	5,657	285,000
ViaSat, Inc. (a) (b)	9,312	697,003
Viavi Solutions, Inc. (a)	39,807	347,913

		5,200,553

CONSTRUCTION & ENGINEERING — 1.0%
AECOM (a)	27,361	1,016,461
Aegion Corp. (a)	5,829	148,231
Comfort Systems USA, Inc.	6,490	283,289
Dycom Industries, Inc. (a) (b)	5,381	599,605
EMCOR Group, Inc.	10,124	827,637
Granite Construction, Inc.	6,969	442,044
KBR, Inc.	24,236	480,600
MYR Group, Inc. (a)	2,844	101,616
Orion Group Holdings, Inc. (a)	4,890	38,289
Valmont Industries, Inc.	3,890	645,156

		4,582,928

CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	8,424	954,439
US Concrete, Inc. (a) (b)	2,608	218,159

		1,172,598

CONSUMER FINANCE — 0.6%
Encore Capital Group, Inc. (a) (b)	4,165	175,346
Enova International, Inc. (a)	5,655	85,956
EZCORP, Inc. Class A, (a)	8,688	105,994
FirstCash, Inc.	8,199	553,023
Green Dot Corp. Class A, (a)	7,823	471,414
PRA Group, Inc. (a) (b)	7,761	257,665
SLM Corp. (a)	74,676	843,839
World Acceptance Corp. (a) (b)	1,036	83,626

		2,576,863

CONTAINERS & PACKAGING — 0.9%
AptarGroup, Inc.	10,820	933,550
Bemis Co., Inc.	15,754	752,884
Greif, Inc. Class A,	4,572	276,972
Myers Industries, Inc.	3,759	73,300
Owens-Illinois, Inc. (a)	28,444	630,603
Silgan Holdings, Inc.	13,014	382,481
Sonoco Products Co.	17,318	920,279

		3,970,069

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	8,028	253,524
Pool Corp.	6,918	896,919

		1,150,443

DIVERSIFIED CONSUMER SERVICES — 0.7%
Adtalem Global Education, Inc.	10,481	440,726
American Public Education, Inc. (a)	2,981	74,674
Capella Education Co.	2,099	162,463
Career Education Corp. (a)	11,310	136,625
Graham Holdings Co. Class B,	798	445,563
Regis Corp. (a)	6,044	92,836
Service Corp. International	32,471	1,211,818
Sotheby’s (a)	6,551	338,031
Strayer Education, Inc.	1,902	170,381

		3,073,117

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
ATN International, Inc.	1,887	104,276
Cincinnati Bell, Inc. (a)	7,277	151,725
Cogent Communications Holdings, Inc.	7,181	325,299
Consolidated Communications Holdings, Inc.	11,202	136,552
Frontier Communications Corp. (b)	13,572	91,747
General Communication, Inc. Class A, (a)	4,534	176,917
Iridium Communications, Inc. (a) (b)	14,496	171,053
Vonage Holdings Corp. (a)	35,380	359,815

		1,517,384

ELECTRIC UTILITIES — 1.5%
ALLETE, Inc.	8,849	658,012
El Paso Electric Co.	7,127	394,479
Great Plains Energy, Inc.	37,369	1,204,777
Hawaiian Electric Industries, Inc.	18,990	686,489
IDACORP, Inc.	8,761	800,405
OGE Energy Corp.	34,595	1,138,521
PNM Resources, Inc.	13,925	563,266
Westar Energy, Inc.	24,558	1,296,662

		6,742,611

ELECTRICAL EQUIPMENT — 0.7%
AZZ, Inc.	4,538	231,892
Encore Wire Corp.	3,704	180,200
EnerSys	7,274	506,489
General Cable Corp.	8,724	258,230
Hubbell, Inc.	9,488	1,284,106
Powell Industries, Inc.	1,533	43,920
Regal Beloit Corp.	7,622	583,845
Vicor Corp. (a)	2,863	59,837

		3,148,519

See accompanying notes to financial statements.

21

SPDR Portfolio Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.8%
Anixter International, Inc. (a)	5,028	$382,128
Arrow Electronics, Inc. (a)	15,203	1,222,473
Avnet, Inc.	20,931	829,286
Badger Meter, Inc.	5,103	243,923
Bel Fuse, Inc. Class B,	1,559	39,248
Belden, Inc.	7,323	565,116
Benchmark Electronics, Inc. (a)	8,765	255,061
Cognex Corp.	29,971	1,833,026
Coherent, Inc. (a)	4,232	1,194,355
Control4 Corp. (a)	3,352	99,756
CTS Corp.	5,714	147,136
Daktronics, Inc.	6,748	61,609
Electro Scientific Industries, Inc. (a)	5,981	128,173
ePlus, Inc. (a)	2,358	177,322
Fabrinet (a)	6,557	188,186
FARO Technologies, Inc. (a)	2,874	135,078
II-VI, Inc. (a)	9,455	443,912
Insight Enterprises, Inc. (a)	6,229	238,508
IPG Photonics Corp. (a)	6,521	1,396,342
Itron, Inc. (a)	5,903	402,585
Jabil, Inc.	30,555	802,069
KEMET Corp. (a)	8,596	129,456
Keysight Technologies, Inc. (a)	32,069	1,334,070
Knowles Corp. (a)	15,701	230,177
Littelfuse, Inc. (b)	3,882	767,937
Methode Electronics, Inc.	6,395	256,439
MTS Systems Corp.	2,949	158,361
National Instruments Corp.	18,585	773,694
OSI Systems, Inc. (a)	3,092	199,063
Park Electrochemical Corp.	3,245	63,764
Plexus Corp. (a)	5,872	356,548
Rogers Corp. (a)	3,154	510,696
Sanmina Corp. (a)	12,463	411,279
ScanSource, Inc. (a)	4,486	160,599
SYNNEX Corp.	5,037	684,780
Tech Data Corp. (a)	5,964	584,293
Trimble, Inc. (a)	43,606	1,772,148
TTM Technologies, Inc. (a)	15,493	242,775
VeriFone Systems, Inc. (a)	19,568	346,549
Vishay Intertechnology, Inc.	22,819	473,494
Zebra Technologies Corp. Class A, (a)	9,206	955,583

		21,196,997

ENERGY EQUIPMENT & SERVICES — 1.6%
Archrock, Inc.	12,611	132,416
Bristow Group, Inc. (b)	5,628	75,809
CARBO Ceramics, Inc. (a) (b)	3,507	35,701
Core Laboratories NV (b)	7,650	838,058
Diamond Offshore Drilling, Inc. (a) (b)	11,094	206,237
Dril-Quip, Inc. (a)	6,599	314,772
Ensco PLC Class A, (b)	74,878	442,529
Era Group, Inc. (a)	3,408	36,636
Exterran Corp. (a)	5,528	173,800
Geospace Technologies Corp. (a)	2,326	30,168
Gulf Island Fabrication, Inc.	2,322	31,173
Helix Energy Solutions Group, Inc. (a)	24,128	181,925
Matrix Service Co. (a)	4,545	80,901
McDermott International, Inc. (a)	49,417	325,164
Nabors Industries, Ltd. (b)	55,142	376,620
Newpark Resources, Inc. (a)	15,280	131,408
Noble Corp. PLC (a) (b)	42,483	192,023
Oceaneering International, Inc.	17,104	361,579
Oil States International, Inc. (a)	8,798	248,983
Patterson-UTI Energy, Inc.	37,436	861,402
Pioneer Energy Services Corp. (a)	13,436	40,980
Rowan Cos. PLC Class A, (a) (b)	19,781	309,771
SEACOR Holdings, Inc. (a)	2,867	132,513
Superior Energy Services, Inc. (a)	26,839	258,460
TETRA Technologies, Inc. (a)	20,048	85,605
Transocean, Ltd. (a) (b)	68,337	729,839
Unit Corp. (a)	9,316	204,952
US Silica Holdings, Inc. (b)	14,150	460,724

		7,300,148

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.6%
Alexander & Baldwin, Inc. REIT	7,978	221,310
Armada Hoffler Properties, Inc. REIT	7,878	122,345
CareTrust REIT, Inc.	12,919	216,522
Chatham Lodging Trust REIT	7,096	161,505
Community Healthcare Trust, Inc. REIT (b)	2,999	84,272
CoreCivic, Inc. REIT	20,683	465,367
CoreSite Realty Corp. REIT	5,872	668,821
CyrusOne, Inc. REIT	15,812	941,288
EPR Properties REIT	11,187	732,301
Four Corners Property Trust, Inc. REIT	10,537	270,801
GEO Group, Inc. REIT	21,618	510,185
Getty Realty Corp. REIT	5,646	153,345
Government Properties Income Trust REIT	17,022	315,588
Lamar Advertising Co. Class A, REIT	14,499	1,076,406
Lexington Realty Trust REIT	38,012	366,816
Medical Properties Trust, Inc. REIT	62,984	867,919
National Retail Properties, Inc. REIT	26,132	1,127,073
Omega Healthcare Investors, Inc. REIT (b)	34,246	943,135
Potlatch Corp. REIT	7,124	355,488
Rayonier, Inc. REIT	22,293	705,128
Sabra Health Care REIT, Inc.	30,728	576,765
Uniti Group, Inc. REIT (a) (b)	28,488	506,801
Urstadt Biddle Properties, Inc. Class A, REIT	5,226	113,613
Whitestone REIT (b)	6,648	95,798

		11,598,592

FOOD & STAPLES RETAILING — 0.5%
Andersons, Inc.	4,530	141,109
Casey’s General Stores, Inc. (b)	6,650	744,401
SpartanNash Co.	6,470	172,620
Sprouts Farmers Market, Inc. (a)	21,394	520,944
SUPERVALU, Inc. (a)	6,685	144,396
United Natural Foods, Inc. (a)	8,814	434,266

		2,157,736

FOOD PRODUCTS — 2.3%
B&G Foods, Inc. (b)	11,637	409,041

See accompanying notes to financial statements.

22

SPDR Portfolio Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Bob Evans Farms, Inc.	3,485	$274,688
Calavo Growers, Inc. (b)	2,689	226,952
Cal-Maine Foods, Inc. (a) (b)	5,265	234,029
Darling Ingredients, Inc. (a)	28,875	523,504
Dean Foods Co.	15,908	183,896
Flowers Foods, Inc. (b)	31,939	616,742
Hain Celestial Group, Inc. (a)	17,944	760,646
Ingredion, Inc.	12,418	1,736,036
J&J Snack Foods Corp.	2,557	388,229
John B Sanfilippo & Son, Inc.	1,585	100,251
Lamb Weston Holdings, Inc.	25,300	1,428,185
Lancaster Colony Corp.	3,406	440,089
Post Holdings, Inc. (a)	11,503	911,383
Sanderson Farms, Inc. (b)	3,457	479,762
Seneca Foods Corp. Class A, (a)	1,097	33,733
Snyder’s-Lance, Inc.	14,970	749,698
Tootsie Roll Industries, Inc. (b)	3,301	120,156
TreeHouse Foods, Inc. (a)	10,012	495,194

		10,112,214

GAS UTILITIES — 1.8%
Atmos Energy Corp.	19,232	1,651,837
National Fuel Gas Co.	14,928	819,696
New Jersey Resources Corp.	15,175	610,035
Northwest Natural Gas Co.	4,982	297,176
ONE Gas, Inc.	9,055	663,369
South Jersey Industries, Inc.	13,825	431,755
Southwest Gas Holdings, Inc.	8,279	666,294
Spire, Inc.	8,319	625,173
UGI Corp.	29,931	1,405,260
WGL Holdings, Inc.	8,846	759,341

		7,929,936

HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
Abaxis, Inc.	4,004	198,278
ABIOMED, Inc. (a)	7,234	1,355,724
Analogic Corp.	2,215	185,506
AngioDynamics, Inc. (a)	6,233	103,655
Anika Therapeutics, Inc. (a)	2,571	138,603
Cantel Medical Corp.	6,221	639,954
CONMED Corp.	4,314	219,885
CryoLife, Inc. (a)	5,710	109,347
Cutera, Inc. (a)	2,362	107,117
Globus Medical, Inc. Class A, (a)	12,588	517,367
Haemonetics Corp. (a)	9,138	530,735
Halyard Health, Inc. (a)	8,163	376,967
Heska Corp. (a)	1,086	87,108
Hill-Rom Holdings, Inc.	11,460	965,963
ICU Medical, Inc. (a)	2,563	553,608
Inogen, Inc. (a)	2,960	352,477
Integer Holdings Corp. (a)	4,866	220,430
Integra LifeSciences Holdings Corp. (a) (b)	10,888	521,100
Invacare Corp.	5,572	93,888
Lantheus Holdings, Inc. (a)	5,097	104,234
LeMaitre Vascular, Inc.	2,475	78,804
LivaNova PLC (a)	7,525	601,398
Masimo Corp. (a)	8,214	696,547
Meridian Bioscience, Inc.	7,253	101,542
Merit Medical Systems, Inc. (a)	8,764	378,605
Natus Medical, Inc. (a)	5,316	203,071
Neogen Corp. (a)	6,667	548,094
NuVasive, Inc. (a)	8,855	517,929
OraSure Technologies, Inc. (a)	10,338	194,975
Orthofix International NV (a)	3,165	173,125
STERIS PLC	14,720	1,287,558
Surmodics, Inc. (a)	2,308	64,624
Tactile Systems Technology, Inc. (a) (b)	2,472	71,639
Teleflex, Inc.	7,742	1,926,364
Varex Imaging Corp. (a)	6,543	262,832
West Pharmaceutical Services, Inc.	12,882	1,271,067

		15,760,120

HEALTH CARE PROVIDERS & SERVICES — 2.1%
Acadia Healthcare Co., Inc. (a)	14,335	467,751
Aceto Corp.	5,231	54,036
Almost Family, Inc. (a)	2,126	117,674
Amedisys, Inc. (a)	4,983	262,654
AMN Healthcare Services, Inc. (a)	8,346	411,040
BioTelemetry, Inc. (a)	5,361	160,294
Chemed Corp.	2,770	673,165
Community Health Systems, Inc. (a) (b)	20,072	85,507
CorVel Corp. (a)	1,655	87,550
Cross Country Healthcare, Inc. (a)	5,968	76,152
Diplomat Pharmacy, Inc. (a)	8,539	171,378
Encompass Health Corp.	17,098	844,812
Ensign Group, Inc.	8,287	183,971
HealthEquity, Inc. (a)	8,828	411,914
Kindred Healthcare, Inc.	15,088	146,354
LHC Group, Inc. (a)	2,782	170,398
LifePoint Health, Inc. (a)	6,845	340,881
Magellan Health, Inc. (a)	4,186	404,158
MEDNAX, Inc. (a)	16,306	871,393
Molina Healthcare, Inc. (a)	7,612	583,688
Owens & Minor, Inc.	10,613	200,373
Providence Service Corp. (a)	1,991	118,146
Quorum Health Corp. (a)	5,067	31,618
Select Medical Holdings Corp. (a)	18,615	328,555
Tenet Healthcare Corp. (a) (b)	13,999	212,225
Tivity Health, Inc. (a)	5,871	214,585
US Physical Therapy, Inc.	2,137	154,291
WellCare Health Plans, Inc. (a)	7,662	1,540,905

		9,325,468

HEALTH CARE TECHNOLOGY — 0.4%
Allscripts Healthcare Solutions, Inc. (a)	31,463	457,787
Computer Programs & Systems, Inc. (b)	1,799	54,060
HealthStream, Inc. (a)	4,547	105,309
HMS Holdings Corp. (a)	14,653	248,368
Medidata Solutions, Inc. (a)	10,203	646,564
Omnicell, Inc. (a)	6,582	319,227
Quality Systems, Inc. (a)	8,200	111,356

		1,942,671

HOTELS, RESTAURANTS & LEISURE — 2.7%
Belmond, Ltd. Class A, (a)	14,824	181,594
Biglari Holdings, Inc. (a)	187	77,493
BJ’s Restaurants, Inc.	3,194	116,262
Boyd Gaming Corp. (b)	14,337	502,512
Brinker International, Inc. (b)	8,003	310,837

See accompanying notes to financial statements.

23

SPDR Portfolio Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Buffalo Wild Wings, Inc. (a)	2,657	$415,422
Cheesecake Factory, Inc. (b)	7,390	356,050
Churchill Downs, Inc.	2,205	513,103
Chuy’s Holdings, Inc. (a)	3,034	85,104
Cracker Barrel Old Country Store, Inc. (b)	4,151	659,552
Dave & Buster’s Entertainment, Inc. (a)	7,085	390,879
DineEquity, Inc. (b)	3,116	158,075
Domino’s Pizza, Inc.	7,603	1,436,663
Dunkin’ Brands Group, Inc.	15,630	1,007,666
El Pollo Loco Holdings, Inc. (a).	3,640	36,036
Fiesta Restaurant Group, Inc. (a) (b)	4,691	89,129
ILG, Inc.	18,213	518,706
International Speedway Corp. Class A,	4,361	173,786
Jack in the Box, Inc.	5,155	505,757
Marcus Corp.	3,387	92,634
Marriott Vacations Worldwide Corp.	4,093	553,415
Monarch Casino & Resort, Inc. (a)	1,854	83,096
Papa John’s International, Inc. .	4,450	249,689
Penn National Gaming, Inc. (a) .	14,575	456,635
Red Robin Gourmet Burgers, Inc. (a) (b)	2,213	124,813
Ruth’s Hospitality Group, Inc. .	5,159	111,692
Scientific Games Corp. Class A, (a)	9,199	471,909
Shake Shack, Inc. Class A, (a) (b)	3,168	136,858
Six Flags Entertainment Corp. (b)	13,541	901,424
Sonic Corp. (b)	6,894	189,447
Texas Roadhouse, Inc.	11,339	597,339
Wendy’s Co.	31,825	522,566
Wingstop, Inc.	5,009	195,251

		12,221,394

HOUSEHOLD DURABLES — 2.1%
CalAtlantic Group, Inc.	13,131	740,457
Cavco Industries, Inc. (a)	1,446	220,660
Ethan Allen Interiors, Inc.	4,499	128,671
Helen of Troy, Ltd (a)	4,765	459,108
Installed Building Products, Inc. (a)	3,671	278,812
iRobot Corp. (a) (b)	4,804	368,467
KB Home	14,565	465,352
La-Z-Boy, Inc.	8,513	265,606
LGI Homes, Inc. (a) (b)	3,011	225,915
M/I Homes, Inc. (a)	4,491	154,490
MDC Holdings, Inc.	7,706	245,667
Meritage Homes Corp. (a)	6,658	340,890
NVR, Inc. (a)	598	2,097,916
Tempur Sealy International, Inc. (a)	7,980	500,266
Toll Brothers, Inc.	25,507	1,224,846
TopBuild Corp. (a)	6,176	467,770
TRI Pointe Group, Inc. (a)	25,983	465,615
Tupperware Brands Corp.	8,857	555,334
Universal Electronics, Inc. (a)	2,480	117,180
William Lyon Homes Class A, (a)	4,057	117,978

		9,441,000

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. Class A, (a)	5,991	225,920
Central Garden & Pet Co. (a)	1,788	69,589
Energizer Holdings, Inc. (b)	10,465	502,111
WD-40 Co. (b)	2,415	284,970

		1,082,590

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	10,712	1,217,419
Raven Industries, Inc.	6,305	216,577

		1,433,996

INSURANCE — 4.0%
Alleghany Corp. (a)	2,685	1,600,502
American Equity Investment Life Holding Co.	15,549	477,821
American Financial Group, Inc.	11,902	1,291,843
AMERISAFE, Inc.	3,409	209,994
Aspen Insurance Holdings, Ltd	10,413	422,768
Brown & Brown, Inc.	19,973	1,027,810
CNO Financial Group, Inc.	28,997	715,936
eHealth, Inc. (a)	2,879	50,008
Employers Holdings, Inc.	5,655	251,082
First American Financial Corp.	19,203	1,076,136
Genworth Financial, Inc. Class A, (a)	86,780	269,886
Hanover Insurance Group, Inc.	7,346	793,956
HCI Group, Inc.	1,433	42,847
Horace Mann Educators Corp.	7,107	313,419
Infinity Property & Casualty Corp.	1,867	197,902
Kemper Corp.	8,481	584,341
Maiden Holdings, Ltd	12,516	82,606
Mercury General Corp.	6,249	333,946
Navigators Group, Inc.	3,978	193,729
Old Republic International Corp.	42,402	906,555
Primerica, Inc.	7,643	776,147
ProAssurance Corp.	9,340	533,781
Reinsurance Group of America, Inc.	11,106	1,731,758
RenaissanceRe Holdings, Ltd	6,901	866,696
RLI Corp.	6,681	405,269
Safety Insurance Group, Inc.	2,587	207,995
Selective Insurance Group, Inc.	10,182	597,683
Stewart Information Services Corp.	4,163	176,095
Third Point Reinsurance, Ltd (a)	15,229	223,105
United Fire Group, Inc.	3,752	171,016
United Insurance Holdings Corp. (b)	3,268	56,373
Universal Insurance Holdings, Inc. (b)	5,583	152,695
WR Berkley Corp.	16,708	1,197,128

		17,938,828

INTERNET & CATALOG RETAIL — 0.2%
FTD Cos., Inc. (a)	2,955	21,246
Nutrisystem, Inc.	5,129	269,785
PetMed Express, Inc. (b)	3,621	164,756
Shutterfly, Inc. (a)	5,648	280,988

		736,775

INTERNET SOFTWARE & SERVICES — 0.8%
Alarm.com Holdings, Inc. (a)	4,300	162,325
Blucora, Inc. (a)	7,505	165,860
Cars.com, Inc. (a) (b)	12,593	363,182
DHI Group, Inc. (a)	8,078	15,348
j2 Global, Inc.	8,317	624,024
Liquidity Services, Inc. (a)	4,388	21,282
LivePerson, Inc. (a)	9,612	110,538
LogMeIn, Inc.	9,066	1,038,057

See accompanying notes to financial statements.

24

SPDR Portfolio Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
NIC, Inc.	11,202	$185,953
QuinStreet, Inc. (a)	6,407	53,691
Shutterstock, Inc. (a)	3,235	139,202
SPS Commerce, Inc. (a)	2,947	143,195
Stamps.com, Inc. (a)	2,726	512,488
XO Group, Inc. (a)	4,223	77,957

		3,613,102

IT SERVICES — 2.9%
Acxiom Corp. (a)	13,735	378,537
Broadridge Financial Solutions, Inc.	20,236	1,832,977
CACI International, Inc. Class A, (a)	4,233	560,238
Cardtronics PLC Class A, (a)	7,945	147,141
Convergys Corp.	15,930	374,355
CoreLogic, Inc. (a)	14,261	659,001
CSG Systems International, Inc.	5,901	258,582
DST Systems, Inc.	10,400	645,528
ExlService Holdings, Inc. (a)	5,841	352,504
Jack Henry & Associates, Inc.	13,395	1,566,679
Leidos Holdings, Inc.	24,606	1,588,809
ManTech International Corp.
Class A,	4,507	226,206
MAXIMUS, Inc.	11,309	809,498
Perficient, Inc. (a)	6,085	116,041
Sabre Corp.	36,317	744,499
Science Applications International Corp.	7,443	569,911
Sykes Enterprises, Inc. (a)	6,849	215,401
TeleTech Holdings, Inc.	2,480	99,820
Teradata Corp. (a)	20,938	805,275
Virtusa Corp. (a)	4,767	210,129
WEX, Inc. (a)	6,883	972,086

		13,133,217

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Brunswick Corp.	15,221	840,503
Callaway Golf Co.	16,479	229,552
Nautilus, Inc. (a)	5,254	70,141
Polaris Industries, Inc. (b)	10,033	1,243,992
Sturm Ruger & Co., Inc. (b)	2,942	164,311
Vista Outdoor, Inc. (a)	9,861	143,675

		2,692,174

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Bio-Rad Laboratories, Inc. Class A, (a)	3,492	833,436
Bio-Techne Corp.	6,524	845,184
Cambrex Corp. (a)	5,702	273,696
Charles River Laboratories International, Inc. (a)	8,209	898,475
INC Research Holdings, Inc. Class A, (a)	9,741	424,707
Luminex Corp.	7,107	140,008

		3,415,506

MACHINERY — 5.3%
Actuant Corp. Class A,	10,374	262,462
AGCO Corp.	11,391	813,659
Alamo Group, Inc.	1,640	185,107
Albany International Corp. Class A,	5,048	310,200
Astec Industries, Inc.	3,371	197,204
Barnes Group, Inc.	8,479	536,466
Briggs & Stratton Corp.	7,544	191,391
Chart Industries, Inc. (a)	5,330	249,764
CIRCOR International, Inc.	2,899	141,123
Crane Co.	8,752	780,853
Donaldson Co., Inc.	22,482	1,100,494
EnPro Industries, Inc.	3,689	344,958
ESCO Technologies, Inc.	4,550	274,138
Federal Signal Corp.	10,460	210,141
Franklin Electric Co., Inc.	6,693	307,209
Graco, Inc.	29,004	1,311,561
Greenbrier Cos., Inc. (b)	5,044	268,845
Harsco Corp. (a)	14,025	261,566
Hillenbrand, Inc.	10,947	489,331
IDEX Corp.	13,226	1,745,435
ITT, Inc.	15,213	811,918
John Bean Technologies Corp.	5,444	603,195
Kennametal, Inc.	14,060	680,645
Lincoln Electric Holdings, Inc.	10,646	974,961
Lindsay Corp.	1,820	160,524
Lydall, Inc. (a)	2,928	148,596
Mueller Industries, Inc.	10,056	356,284
Nordson Corp.	8,764	1,283,050
Oshkosh Corp.	13,047	1,185,842
Proto Labs, Inc. (a)	4,325	445,475
SPX Corp. (a)	7,377	231,564
SPX FLOW, Inc. (a)	7,371	350,491
Standex International Corp.	2,167	220,709
Tennant Co.	3,163	229,792
Terex Corp.	13,915	670,981
Timken Co.	11,770	578,496
Titan International, Inc.	8,538	109,969
Toro Co.	18,609	1,213,865
Trinity Industries, Inc.	26,265	983,887
Wabash National Corp. (b)	10,503	227,915
Wabtec Corp. (b)	14,743	1,200,522
Watts Water Technologies, Inc. Class A,	4,799	364,484
Woodward, Inc.	9,598	734,631

		23,749,703

MARINE — 0.2%
Kirby Corp. (a)	9,392	627,386
Matson, Inc.	7,475	223,054

		850,440

MEDIA — 1.3%
AMC Networks, Inc. Class A, (a) (b)	8,711	471,091
Cable One, Inc.	802	564,087
Cinemark Holdings, Inc. (b)	18,528	645,145
EW Scripps Co. Class A, (a)	9,674	151,205
Gannett Co., Inc.	19,802	229,505
John Wiley & Sons, Inc. Class A,	7,734	508,510
Live Nation Entertainment, Inc. (a)	23,184	986,943
Meredith Corp. (b)	6,849	452,376
New Media Investment Group, Inc.	9,441	158,420
New York Times Co. Class A,	21,759	402,542
Scholastic Corp.	4,745	190,322
TEGNA, Inc.	37,615	529,619
Time, Inc.	17,195	317,248
World Wrestling Entertainment, Inc. Class A,	6,816	208,433

		5,815,446

See accompanying notes to financial statements.

25

SPDR Portfolio Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
METALS & MINING — 1.9%
AK Steel Holding Corp. (a) (b)	54,713	$309,676
Allegheny Technologies, Inc. (a) (b)	21,691	523,621
Carpenter Technology Corp. (b)	8,164	416,282
Century Aluminum Co. (a)	8,841	173,637
Commercial Metals Co.	20,266	432,071
Compass Minerals International, Inc. (b)	5,898	426,130
Haynes International, Inc.	2,137	68,491
Kaiser Aluminum Corp.	2,898	309,651
Materion Corp.	3,433	166,844
Olympic Steel, Inc.	1,607	34,534
Reliance Steel & Aluminum Co.	12,626	1,083,185
Royal Gold, Inc.	11,356	932,555
Steel Dynamics, Inc.	41,032	1,769,710
SunCoke Energy, Inc. (a)	11,051	132,501
TimkenSteel Corp. (a) (b)	6,741	102,396
United States Steel Corp.	30,200	1,062,738
Worthington Industries, Inc.	7,680	338,381

		8,282,403

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.2%
Apollo Commercial Real Estate
Finance, Inc. REIT (b)	16,563	305,587
Capstead Mortgage Corp. REIT	16,904	146,220
Invesco Mortgage Capital, Inc. REIT (b)	19,366	345,296

		797,103

MULTI-UTILITIES — 0.8%
Avista Corp.	11,189	576,122
Black Hills Corp. (b)	9,320	560,225
MDU Resources Group, Inc.	33,840	909,619
NorthWestern Corp.	8,441	503,928
Vectren Corp.	14,450	939,539

		3,489,433

MULTILINE RETAIL — 0.3%
Big Lots, Inc. (b)	7,341	412,197
Dillard’s, Inc. Class A, (b)	3,654	219,423
Fred’s, Inc. Class A, (b)	6,035	24,442
JC Penney Co., Inc. (a) (b)	53,880	170,261
Ollie’s Bargain Outlet Holdings, Inc. (a)	8,494	452,305

		1,278,628

OIL, GAS & CONSUMABLE FUELS — 2.4%
Bill Barrett Corp. (a)	13,275	68,101
Callon Petroleum Co. (a) (b)	35,179	427,425
Carrizo Oil & Gas, Inc. (a) (b)	13,454	286,301
Cloud Peak Energy, Inc. (a)	13,137	58,460
CNX Resources Corp. (a)	36,196	529,547
CONSOL Energy, Inc. (a)	4,510	178,190
Denbury Resources, Inc. (a) (b)	68,870	152,203
Energen Corp. (a)	16,793	966,773
Green Plains, Inc.	6,765	113,990
Gulfport Energy Corp. (a)	28,415	362,575
HollyFrontier Corp.	30,739	1,574,452
Matador Resources Co. (a) (b)	16,579	516,104
Murphy Oil Corp.	28,036	870,518
Par Pacific Holdings, Inc. (a)	4,484	86,452
PBF Energy, Inc. Class A,	19,169	679,541
PDC Energy, Inc. (a)	11,539	594,720
QEP Resources, Inc. (a)	42,036	402,285
REX American Resources Corp. (a) (b)	1,054	87,261
SM Energy Co. (b)	17,424	384,722
Southwestern Energy Co. (a)	88,604	494,410
SRC Energy, Inc. (a)	41,304	352,323
World Fuel Services Corp.	11,688	328,900
WPX Energy, Inc. (a)	68,788	967,847

		10,483,100

PAPER & FOREST PRODUCTS — 0.6%
Boise Cascade Co.	6,647	265,215
Clearwater Paper Corp. (a)	2,896	131,478
Deltic Timber Corp.	1,901	174,037
Domtar Corp.	10,929	541,204
KapStone Paper and Packaging Corp.	15,213	345,183
Louisiana-Pacific Corp. (a)	25,256	663,223
Neenah Paper, Inc.	2,936	266,148
PH Glatfelter Co.	7,711	165,324
Schweitzer-Mauduit International, Inc.	5,319	241,270

		2,793,082

PERSONAL PRODUCTS — 0.4%
Avon Products, Inc. (a)	76,379	164,215
Edgewell Personal Care Co. (a)	9,680	574,895
Inter Parfums, Inc.	2,929	127,265
Medifast, Inc.	1,808	126,217
Nu Skin Enterprises, Inc. Class A,	8,531	582,070

		1,574,662

PHARMACEUTICALS — 1.4%
Akorn, Inc. (a)	16,374	527,734
Amphastar Pharmaceuticals, Inc. (a)	6,051	116,421
ANI Pharmaceuticals, Inc. (a)	1,517	97,771
Catalent, Inc. (a)	22,511	924,752
Corcept Therapeutics, Inc. (a) (b)	16,434	296,798
Depomed, Inc. (a)	10,699	86,127
Endo International PLC (a)	35,046	271,607
Impax Laboratories, Inc. (a)	12,942	215,484
Innoviva, Inc. (a)	13,164	186,797
Lannett Co., Inc. (a) (b)	5,277	122,427
Mallinckrodt PLC (a)	16,370	369,307
Medicines Co. (a) (b)	11,173	305,470
Nektar Therapeutics (a)	27,213	1,625,160
Phibro Animal Health Corp. Class A,	3,318	111,153
Prestige Brands Holdings, Inc. (a)	9,132	405,552
Sucampo Pharmaceuticals, Inc. Class A, (a)	4,299	77,167
Supernus Pharmaceuticals, Inc. (a)	8,767	349,365

		6,089,092

PROFESSIONAL SERVICES — 1.2%
Dun & Bradstreet Corp.	6,426	760,903
Exponent, Inc.	4,558	324,074
Forrester Research, Inc.	1,652	73,018
FTI Consulting, Inc. (a)	6,551	281,431
Heidrick & Struggles International, Inc.	3,157	77,504
Insperity, Inc.	6,484	371,858
Kelly Services, Inc. Class A,	5,204	141,913
Korn/Ferry International	9,716	402,048
ManpowerGroup, Inc.	11,434	1,441,942
Navigant Consulting, Inc. (a)	8,149	158,172

See accompanying notes to financial statements.

26

SPDR Portfolio Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
On Assignment, Inc. (a)	8,442	$542,567
Resources Connection, Inc.	4,976	76,879
TrueBlue, Inc. (a)	7,137	196,268
WageWorks, Inc. (a)	6,930	429,660

		5,278,237

REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.2%
Acadia Realty Trust REIT	14,482	396,228
Agree Realty Corp. REIT	5,130	263,887
American Assets Trust, Inc. REIT	7,164	273,951
American Campus Communities, Inc. REIT	23,734	973,806
ARMOUR Residential REIT, Inc. (b)	7,250	186,470
Camden Property Trust REIT	16,075	1,479,864
CBL & Associates Properties, Inc. REIT (b)	29,648	167,808
Cedar Realty Trust, Inc. REIT	13,289	80,797
Chesapeake Lodging Trust REIT	10,463	283,443
Corporate Office Properties Trust REIT	17,302	505,218
Cousins Properties, Inc. REIT	73,155	676,684
DCT Industrial Trust, Inc. REIT	16,208	952,706
DiamondRock Hospitality Co. REIT	34,849	393,445
Douglas Emmett, Inc. REIT	26,977	1,107,676
Easterly Government Properties, Inc. REIT	7,581	161,779
EastGroup Properties, Inc. REIT	5,981	528,601
Education Realty Trust, Inc. REIT	12,781	446,313
First Industrial Realty Trust, Inc. REIT	20,819	655,174
Franklin Street Properties Corp. REIT	18,619	199,968
Healthcare Realty Trust, Inc. REIT	21,653	695,494
Hersha Hospitality Trust REIT	6,723	116,980
Highwoods Properties, Inc. REIT	17,953	913,987
Hospitality Properties Trust REIT	28,409	848,009
Independence Realty Trust, Inc. REIT	14,308	144,368
JBG SMITH Properties REIT	16,348	567,766
Kilroy Realty Corp. REIT	17,001	1,269,125
Kite Realty Group Trust REIT	14,581	285,788
LaSalle Hotel Properties REIT	19,555	548,909
Liberty Property Trust REIT	25,508	1,097,099
Life Storage, Inc. REIT	8,081	719,775
LTC Properties, Inc. REIT	6,953	302,803
Mack-Cali Realty Corp. REIT	15,657	337,565
National Storage Affiliates Trust REIT	7,771	211,837
Pennsylvania Real Estate Investment Trust (b)	12,362	146,984
PS Business Parks, Inc. REIT	3,488	436,314
Quality Care Properties, Inc. REIT (a)	16,340	225,655
Ramco-Gershenson Properties Trust REIT	13,746	202,479
Retail Opportunity Investments Corp. REIT	19,199	383,020
Saul Centers, Inc. REIT	2,155	133,071
Senior Housing Properties Trust REIT	41,069	786,471
Summit Hotel Properties, Inc. REIT	18,184	276,942
Tanger Factory Outlet Centers, Inc. REIT (b)	16,315	432,511
Taubman Centers, Inc. REIT (b)	10,459	684,332
Universal Health Realty Income Trust REIT	2,137	160,510
Urban Edge Properties REIT	18,473	470,877
Washington Prime Group, Inc. REIT (b)	32,356	230,375
Weingarten Realty Investors REIT	20,743	681,822

		23,044,686

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
HFF, Inc. Class A,	6,272	305,070
Jones Lang LaSalle, Inc.	7,873	1,172,526
RE/MAX Holdings, Inc. Class A,	3,101	150,398

		1,627,994

ROAD & RAIL — 1.5%
ArcBest Corp.	4,286	153,224
Avis Budget Group, Inc. (a) (b)	12,378	543,147
Genesee & Wyoming, Inc. Class A, (a)	10,712	843,356
Heartland Express, Inc.	8,596	200,631
Knight-Swift Transportation Holdings, Inc.	22,302	975,043
Landstar System, Inc.	7,256	755,350
Marten Transport, Ltd.	6,561	133,188
Old Dominion Freight Line, Inc.	11,841	1,557,684
Roadrunner Transportation Systems, Inc. (a)	5,355	41,287
Ryder System, Inc.	9,130	768,472
Saia, Inc. (a)	4,424	312,998
Werner Enterprises, Inc.	7,856	303,634

		6,588,014

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Advanced Energy Industries, Inc. (a)	6,949	468,919
Axcelis Technologies, Inc. (a)	5,396	154,865
Brooks Automation, Inc.	12,172	290,302
Cabot Microelectronics Corp.	4,366	410,753
CEVA, Inc. (a)	3,730	172,140
Cirrus Logic, Inc. (a)	11,013	571,134
Cohu, Inc.	4,629	101,607
Cree, Inc. (a)	17,117	635,725
Cypress Semiconductor Corp.	57,759	880,247
Diodes, Inc. (a)	6,587	188,849
DSP Group, Inc. (a)	3,899	48,738
First Solar, Inc. (a)	14,113	952,910
Integrated Device Technology, Inc. (a)	22,961	682,631
Kopin Corp. (a) (b)	10,693	34,218
Kulicke & Soffa Industries, Inc. (a)	12,391	301,535
MaxLinear, Inc. (a)	10,796	285,230
Microsemi Corp. (a)	20,230	1,044,879
MKS Instruments, Inc.	9,407	888,962
Monolithic Power Systems, Inc.	6,657	747,981
Nanometrics, Inc. (a)	4,408	109,847
PDF Solutions, Inc. (a) (b)	4,872	76,490
Photronics, Inc. (a)	11,985	102,172
Power Integrations, Inc.	5,166	379,959
Rambus, Inc. (a)	19,163	272,498
Rudolph Technologies, Inc. (a)	5,611	134,103
Semtech Corp. (a)	11,498	393,232
Silicon Laboratories, Inc. (a)	7,418	655,009
SolarEdge Technologies, Inc. (a)	6,148	230,857
Synaptics, Inc. (a) (b)	5,989	239,201
Teradyne, Inc.	33,992	1,423,245

See accompanying notes to financial statements.

27

SPDR Portfolio Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Veeco Instruments, Inc. (a)	8,452	$125,512
Versum Materials, Inc.	18,845	713,283
Xperi Corp.	8,574	209,206

		13,926,239

SOFTWARE — 3.1%
8x8, Inc. (a)	15,924	224,528
ACI Worldwide, Inc. (a)	20,580	466,549
Agilysys, Inc. (a)	2,606	32,002
Barracuda Networks, Inc. (a)	6,998	192,445
Blackbaud, Inc.	8,268	781,243
Bottomline Technologies de, Inc. (a)	6,023	208,878
CDK Global, Inc.	22,711	1,618,840
CommVault Systems, Inc. (a)	7,372	387,030
Ebix, Inc. (b)	3,805	301,546
Fair Isaac Corp.	5,166	791,431
Fortinet, Inc. (a)	25,886	1,130,959
Manhattan Associates, Inc. (a)	11,904	589,724
MicroStrategy, Inc. Class A, (a)	1,595	209,424
Monotype Imaging Holdings, Inc.	7,256	174,870
Progress Software Corp.	8,231	350,394
PTC, Inc. (a)	19,981	1,214,245
Qualys, Inc. (a)	5,458	323,932
Synchronoss Technologies, Inc. (a) (b)	7,545	67,452
Take-Two Interactive Software, Inc. (a)	19,799	2,173,534
TiVo Corp.	21,276	331,906
Tyler Technologies, Inc. (a) (b)	6,044	1,070,090
Ultimate Software Group, Inc. (a) (b)	4,916	1,072,819
VASCO Data Security International, Inc. (a)	5,244	72,892

		13,786,733

SPECIALTY RETAIL — 2.5%
Aaron’s, Inc.	10,767	429,065
Abercrombie & Fitch Co. Class A,	11,702	203,966
American Eagle Outfitters, Inc.	29,255	549,994
Asbury Automotive Group, Inc. (a)	3,271	209,344
Ascena Retail Group, Inc. (a)	29,013	68,181
AutoNation, Inc. (a) (b)	10,360	531,779
Barnes & Noble Education, Inc. (a)	6,451	53,156
Barnes & Noble, Inc.	9,538	63,905
Bed Bath & Beyond, Inc.	24,759	544,450
Big 5 Sporting Goods Corp. (b)	3,410	25,916
Buckle, Inc. (b)	4,887	116,066
Caleres, Inc.	7,491	250,799
Cato Corp. Class A,	4,276	68,074
Chico’s FAS, Inc.	22,355	197,171
Children’s Place, Inc. (b)	2,979	432,998
Dick’s Sporting Goods, Inc.	14,329	411,815
DSW, Inc. Class A, (b)	12,453	266,619
Express, Inc. (a)	13,356	135,563
Finish Line, Inc. Class A,	6,954	101,042
Five Below, Inc. (a)	9,652	640,121
Francesca’s Holdings Corp. (a)	6,350	46,418
GameStop Corp. Class A, (b)	17,662	317,033
Genesco, Inc. (a)	3,522	114,465
Group 1 Automotive, Inc.	3,424	243,001
Guess?, Inc. (b)	10,414	175,788
Haverty Furniture Cos., Inc.	3,391	76,806
Hibbett Sports, Inc. (a) (b)	3,702	75,521
Kirkland’s, Inc. (a)	2,656	31,779
Lithia Motors, Inc. Class A, (b)	4,130	469,127
Lumber Liquidators Holdings, Inc. (a) (b)	5,020	157,578
MarineMax, Inc. (a)	4,218	79,720
Michaels Cos., Inc. (a)	19,047	460,747
Monro, Inc. (b)	5,653	321,938
Murphy USA, Inc. (a)	5,546	445,677
Office Depot, Inc.	90,249	319,481
Rent-A-Center, Inc. (b)	9,147	101,532
RH (a) (b)	3,249	280,096
Sally Beauty Holdings, Inc. (a) (b)	22,140	415,346
Shoe Carnival, Inc.	2,016	53,928
Sleep Number Corp. (a)	6,909	259,709
Sonic Automotive, Inc. Class A, (b)	4,513	83,265
Tailored Brands, Inc.	8,391	183,176
Tile Shop Holdings, Inc.	5,697	54,691
Urban Outfitters, Inc. (a)	13,862	486,002
Vitamin Shoppe, Inc. (a)	4,152	18,269
Williams-Sonoma, Inc. (b)	13,405	693,038
Zumiez, Inc. (a)	3,160	65,807

		11,329,962

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a) (b)	19,573	169,111
Cray, Inc. (a)	6,952	168,238
Diebold Nixdorf, Inc. (b)	13,162	215,199
Electronics For Imaging, Inc. (a)	8,103	239,282
NCR Corp. (a)	21,092	716,917
Super Micro Computer, Inc. (a)	6,570	137,477

		1,646,224

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter’s, Inc.	8,169	959,776
Crocs, Inc. (a)	12,465	157,558
Deckers Outdoor Corp. (a)	5,536	444,264
Fossil Group, Inc. (a) (b)	7,263	56,433
G-III Apparel Group, Ltd (a)	7,360	271,510
Movado Group, Inc.	2,705	87,101
Oxford Industries, Inc.	2,842	213,690
Perry Ellis International, Inc. (a)	2,113	52,909
Skechers U.S.A., Inc. Class A, (a)	23,179	877,093
Steven Madden, Ltd (a)	9,348	436,552
Unifi, Inc. (a)	2,770	99,360
Vera Bradley, Inc. (a)	3,471	42,277
Wolverine World Wide, Inc.	16,500	526,020

		4,224,543

THRIFTS & MORTGAGE FINANCE — 0.9%
Bank Mutual Corp.	7,277	77,500
BofI Holding, Inc. (a) (b)	9,676	289,312
Dime Community Bancshares, Inc.	5,297	110,972
HomeStreet, Inc. (a)	4,767	138,005
LendingTree, Inc. (a)	1,300	442,585
Meta Financial Group, Inc.	1,602	148,425
New York Community Bancorp, Inc.	84,642	1,102,039
NMI Holdings, Inc. Class A, (a)	9,360	159,120
Northfield Bancorp, Inc.	7,869	134,403
Northwest Bancshares, Inc.	17,867	298,915

See accompanying notes to financial statements.

28

SPDR Portfolio Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Oritani Financial Corp.	6,742	$110,569
Provident Financial Services, Inc.	10,600	285,882
TrustCo Bank Corp. NY	16,473	151,552
Walker & Dunlop, Inc. (a)	5,013	238,117
Washington Federal, Inc.	15,077	516,387

		4,203,783

TOBACCO — 0.1%
Universal Corp.	4,328	227,220

TRADING COMPANIES & DISTRIBUTORS — 0.7%
Applied Industrial Technologies, Inc.	6,749	459,607
DXP Enterprises, Inc. (a)	2,657	78,568
GATX Corp.	6,708	416,969
Kaman Corp.	4,822	283,726
MSC Industrial Direct Co., Inc. Class A,	7,754	749,502
NOW, Inc. (a) (b)	18,996	209,526
Veritiv Corp. (a)	1,926	55,661
Watsco, Inc.	5,311	903,082

		3,156,641

WATER UTILITIES — 0.4%
American States Water Co.	6,443	373,114
Aqua America, Inc.	30,783	1,207,617
California Water Service Group	8,337	378,083

		1,958,814

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	3,532	55,276
Telephone & Data Systems, Inc.	16,124	448,247

		503,523

TOTAL COMMON STOCKS (Cost $413,484,513)		444,429,673

RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0%
Chelsea Therapeutics International, Ltd. (CVR) (a) (d)	696	—
Durata Therapeutics, Inc. (CVR) (expiring 12/31/18) (a) (d)	218	—
Dyax Corp. (CVR) (expiring 12/31/19) (a) (e)	2,607	6,387
Omthera Pharmaceuticals, Inc. (CVR) (expiring 12/31/20) (a) (b) (d)	212	—

TOTAL RIGHTS (Cost $2,894)		6,387

SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (f) (g)	209,694	209,694
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	10,593,684	10,593,684

TOTAL SHORT-TERM INVESTMENTS (Cost $10,803,378)		10,803,378

TOTAL INVESTMENTS — 102.2% (Cost $424,290,785)		455,239,438
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(9,978,193)

NET ASSETS — 100.0%		$445,261,245

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2017, total aggregate fair value of the security is $0, representing less than 0.05% of the Fund’s net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2017, total aggregate fair value of securities is $6,387 representing less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2017.
(h)	Investment of cash collateral for securities loaned.

CVR = Contingent Value Rights

MSCI = Morgan Stanley Capital International

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$8,814,463	$—	$—	$8,814,463
Air Freight & Logistics	957,089	—	—	957,089
Airlines	2,421,616	—	—	2,421,616

See accompanying notes to financial statements.

29

SPDR Portfolio Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Auto Components	$5,228,173	$—	$—	$5,228,173
Automobiles	1,544,371	—	—	1,544,371
Banks	36,480,542	—	—	36,480,542
Beverages	468,448	—	—	468,448
Biotechnology	4,872,466	—	—	4,872,466
Building Products	4,483,324	—	—	4,483,324
Capital Markets	13,476,255	—	—	13,476,255
Chemicals	13,205,364	—	—	13,205,364
Commercial Services & Supplies	9,604,308	—	—	9,604,308
Communications Equipment	5,200,553	—	—	5,200,553
Construction & Engineering	4,582,928	—	—	4,582,928
Construction Materials	1,172,598	—	—	1,172,598
Consumer Finance	2,576,863	—	—	2,576,863
Containers & Packaging	3,970,069	—	—	3,970,069
Distributors	1,150,443	—	—	1,150,443
Diversified Consumer Services	3,073,117	—	—	3,073,117
Diversified Telecommunication Services	1,517,384	—	—	1,517,384
Electric Utilities	6,742,611	—	—	6,742,611
Electrical Equipment	3,148,519	—	—	3,148,519
Electronic Equipment, Instruments & Components	21,196,997	—	—	21,196,997
Energy Equipment & Services	7,300,148	—	—	7,300,148
Equity Real Estate Investment Trusts (REITS)	11,598,592	—	—	11,598,592
Food & Staples Retailing	2,157,736	—	—	2,157,736
Food Products	10,112,214	—	—	10,112,214
Gas Utilities	7,929,936	—	—	7,929,936
Health Care Equipment & Supplies	15,760,120	—	—	15,760,120
Health Care Providers & Services	9,325,468	—	—	9,325,468
Health Care Technology	1,942,671	—	—	1,942,671
Hotels, Restaurants & Leisure	12,221,394	—	—	12,221,394
Household Durables	9,441,000	—	—	9,441,000
Household Products	1,082,590	—	—	1,082,590
Industrial Conglomerates	1,433,996	—	—	1,433,996
Insurance	17,938,828	—	—	17,938,828
Internet & Catalog Retail	736,775	—	—	736,775
Internet Software & Services	3,613,102	—	—	3,613,102
IT Services	13,133,217	—	—	13,133,217
Leisure Equipment & Products	2,692,174	—	—	2,692,174
Life Sciences Tools & Services	3,415,506	—	—	3,415,506
Machinery	23,749,703	—	—	23,749,703
Marine	850,440	—	—	850,440
Media	5,815,446	—	—	5,815,446
Metals & Mining	8,282,403	—	—	8,282,403
Mortgage Real Estate Investment Trust (REITs)	797,103	—	—	797,103
Multi-Utilities	3,489,433	—	—	3,489,433
Multiline Retail	1,278,628	—	—	1,278,628
Oil, Gas & Consumable Fuels	10,483,100	—	—	10,483,100
Paper & Forest Products	2,793,082	—	—	2,793,082
Personal Products	1,574,662	—	—	1,574,662
Pharmaceuticals	6,089,092	—	—	6,089,092
Professional Services	5,278,237	—	—	5,278,237
Real Estate Investment Trusts (REITs)	23,044,686	—	—	23,044,686
Real Estate Management & Development	1,627,994	—	—	1,627,994
Road & Rail	6,588,014	—	—	6,588,014
Semiconductors & Semiconductor Equipment	13,926,239	—	—	13,926,239
Software	13,786,733	—	—	13,786,733
Specialty Retail	11,329,962	—	—	11,329,962
Technology Hardware, Storage & Peripherals	1,646,224	—	—	1,646,224

See accompanying notes to financial statements.

30

SPDR Portfolio Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Textiles, Apparel & Luxury Goods	$4,224,543	$—	$—		$4,224,543
Thrifts & Mortgage Finance	4,203,783	—	—		4,203,783
Tobacco	227,220	—	—		227,220
Trading Companies & Distributors	3,156,641	—	—		3,156,641
Water Utilities	1,958,814	—	—		1,958,814
Wireless Telecommunication Services	503,523	—	—		503,523
Rights
Biotechnology	—	6,387	0	(a)	6,387
Short-Term Investments	10,803,378	—	—		10,803,378

TOTAL INVESTMENTS	$455,233,051	$6,387	$0		$455,239,438

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2017.

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	637,866	$637,866	$8,694,041	$9,122,213	$—	$—	209,694	$209,694	$2,612
State Street Navigator Securities Lending Government Money Market Portfolio	2,122,429	2,122,429	18,809,433	10,338,178	—	—	10,593,684	10,593,684	53,181

Total		$2,760,295	$27,503,474	$19,460,391	$—	$—		$10,803,378	$55,793

See accompanying notes to financial statements.

31

SPDR Portfolio Small Cap ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.1%
AAR Corp.	9,377	$368,422
Aerojet Rocketdyne Holdings, Inc. (a)	19,775	616,980
Aerovironment, Inc. (a)	5,850	328,536
Arotech Corp. (a)	5,374	19,078
Astronics Corp. (a)	7,072	293,276
Axon Enterprise, Inc. (a) (b)	15,423	408,710
Cubic Corp.	4,660	274,707
Curtiss-Wright Corp.	7,849	956,401
Ducommun, Inc. (a)	3,171	90,215
Engility Holdings, Inc. (a)	5,013	142,219
Esterline Technologies Corp. (a)	3,602	269,069
KeyW Holding Corp. (a) (b)	924	5,424
KLX, Inc. (a)	10,049	685,844
Kratos Defense & Security Solutions, Inc. (a)	21,759	230,428
Mercury Systems, Inc. (a)	13,661	701,492
Moog, Inc. Class A, (a)	2,312	200,797
National Presto Industries, Inc.	1,611	160,214
Sparton Corp. (a)	2,055	47,388
Triumph Group, Inc. (b)	14,457	393,230
Vectrus, Inc. (a)	2,822	87,059
Wesco Aircraft Holdings, Inc. (a)	15,830	117,142

		6,396,631

AIR FREIGHT & LOGISTICS — 0.3%
Air Transport Services Group, Inc. (a)	17,364	401,803
Atlas Air Worldwide Holdings, Inc. (a)	7,060	414,069
Echo Global Logistics, Inc. (a)	866	24,248
Forward Air Corp.	5,324	305,810
Hub Group, Inc. Class A, (a)	9,814	470,091
Radiant Logistics, Inc. (a)	12,047	55,416

		1,671,437

AIRLINES — 0.4%
Allegiant Travel Co. (b)	4,020	622,095
Hawaiian Holdings, Inc.	15,608	621,979
SkyWest, Inc.	8,879	471,475
Spirit Airlines, Inc. (a)	14,076	631,308

		2,346,857

AUTO COMPONENTS — 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	27,150	462,364
Cooper Tire & Rubber Co. (b)	16,442	581,225
Cooper-Standard Holdings, Inc. (a)	4,357	533,732
Dana, Inc.	29,290	937,573
Dorman Products, Inc. (a)	8,265	505,322
Fox Factory Holding Corp. (a)	6,887	267,560
Gentherm, Inc. (a)	10,386	329,756
Horizon Global Corp. (a)	7,771	108,949
LCI Industries	4,660	605,800
Modine Manufacturing Co. (a)	8,456	170,811
Motorcar Parts of America, Inc. (a)	5,011	125,225
Shiloh Industries, Inc. (a)	3,519	28,856
Standard Motor Products, Inc.	6,131	275,343
Stoneridge, Inc. (a)	5,075	116,015
Strattec Security Corp.	682	29,701
Superior Industries International, Inc.	414	6,148
Tenneco, Inc.	16,918	990,380
Tower International, Inc.	5,782	176,640
Visteon Corp. (a)	6,938	868,221
VOXX International Corp. (a)	5,865	32,844
Workhorse Group, Inc. (a) (b)	6,446	16,502

		7,168,967

AUTOMOBILES — 0.0% (c)
Winnebago Industries, Inc.	5,345	297,182

BANKS — 9.0%
1st Constitution Bancorp	1,464	27,011
1st Source Corp.	5,297	261,937
Access National Corp.	5,053	140,676
ACNB Corp.	3,374	99,702
Allegiance Bancshares, Inc. (a)	3,754	141,338
American National Bankshares, Inc.	3,374	129,224
Ameris Bancorp	11,217	540,659
Arrow Financial Corp.	4,379	148,667
Associated Banc-Corp.	32,420	823,468
Atlantic Capital Bancshares, Inc. (a)	6,296	110,810
Banc of California, Inc. (b)	6,579	135,856
BancFirst Corp.	2,657	135,906
Bancorp, Inc. (a)	10,545	104,185
BancorpSouth Bank	11,581	364,222
Bank of Commerce Holdings	3,519	40,469
Bank of Hawaii Corp.	9,575	820,577
Bank of Marin Bancorp	749	50,932
BankUnited, Inc.	24,433	994,912
Bankwell Financial Group, Inc.	1,427	49,003
Banner Corp.	9,025	497,458
Bar Harbor Bankshares	1,615	43,621
BCB Bancorp, Inc.	2,737	39,687
Berkshire Hills Bancorp, Inc.	9,930	363,438
Blue Hills Bancorp, Inc.	5,351	107,555
Boston Private Financial Holdings, Inc.	23,838	368,297
Bridge Bancorp, Inc.	2,985	104,475
Brookline Bancorp, Inc.	20,958	329,041
Bryn Mawr Bank Corp.	5,759	254,548
C&F Financial Corp.	782	45,356
Camden National Corp.	4,588	193,292
Capital City Bank Group, Inc.	3,902	89,512
Capstar Financial Holdings, Inc. (a) (b)	1,664	34,561
Carolina Financial Corp.	4,434	164,723
Cathay General Bancorp	13,260	559,174
CenterState Bank Corp.	13,579	349,388
Central Pacific Financial Corp.	3,619	107,955
Central Valley Community Bancorp	3,995	80,619
Chemical Financial Corp.	19,487	1,041,970
Chemung Financial Corp.	882	42,424
Citizens & Northern Corp.	5,308	127,392
City Holding Co.	4,610	311,037
Civista Bancshares, Inc.	2,055	45,210

See accompanying notes to financial statements.

32

SPDR Portfolio Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
CNB Financial Corp.	3,230	$84,755
CoBiz Financial, Inc.	8,073	161,379
Codorus Valley Bancorp, Inc.	2,239	61,640
Columbia Banking System, Inc.	12,363	537,049
Community Bank System, Inc.	13,593	730,624
Community Bankers Trust Corp. (a)	4,983	40,611
Community Financial Corp.	882	33,781
Community Trust Bancorp, Inc.	4,544	214,022
ConnectOne Bancorp, Inc.	5,074	130,656
County Bancorp, Inc.	1,173	34,908
Customers Bancorp, Inc. (a)	7,760	201,682
CVB Financial Corp.	29,784	701,711
DNB Financial Corp.	782	26,353
Eagle Bancorp, Inc. (a)	5,948	344,389
Enterprise Bancorp, Inc.	1,887	64,252
Enterprise Financial Services Corp.	6,184	279,208
Evans Bancorp, Inc.	1,173	49,149
Farmers & Merchants Bancorp, Inc.	1,536	62,669
Farmers Capital Bank Corp.	2,830	108,955
Farmers National Banc Corp.	8,691	128,192
FB Financial Corp. (a)	3,082	129,413
FCB Financial Holdings, Inc. Class A, (a)	9,111	462,839
Fidelity Southern Corp.	6,548	142,746
Financial Institutions, Inc.	4,188	130,247
First BanCorp (a)	51,152	260,875
First Bancorp, Inc.	1,802	49,068
First Bancorp/Southern Pines	7,769	274,323
First Bancshares, Inc.	3,516	120,247
First Busey Corp.	9,280	277,843
First Business Financial Services, Inc.	1,955	43,245
First Citizens BancShares, Inc. Class A,	1,305	525,915
First Commonwealth Financial Corp.	13,114	187,792
First Community Bancshares, Inc.	5,809	166,893
First Connecticut Bancorp, Inc.	2,672	69,873
First Financial Bancorp	17,374	457,805
First Financial Bankshares, Inc. (b)	9,235	416,037
First Financial Corp.	3,631	164,666
First Financial Northwest, Inc.	1,955	30,322
First Foundation, Inc. (a)	4,662	86,433
First Guaranty Bancshares, Inc.	1,165	29,125
First Internet Bancorp	1,564	59,667
First Interstate BancSystem, Inc. Class A,	7,610	304,780
First Merchants Corp.	13,190	554,771
First Mid-Illinois Bancshares, Inc.	1,947	75,037
First Midwest Bancorp, Inc.	29,827	716,146
First Northwest Bancorp (a)	2,346	38,240
First of Long Island Corp.	7,334	209,019
Flushing Financial Corp.	8,247	226,793
Franklin Financial Network, Inc. (a)	517	17,630
Fulton Financial Corp.	50,313	900,603
German American Bancorp, Inc.	4,546	160,610
Glacier Bancorp, Inc.	21,951	864,650
Great Southern Bancorp, Inc.	3,174	163,937
Great Western Bancorp, Inc.	16,842	670,312
Green Bancorp, Inc. (a)	4,326	87,818
Guaranty Bancorp	6,919	191,310
Hancock Holding Co.	24,265	1,201,117
Hanmi Financial Corp.	3,607	109,472
HarborOne Bancorp, Inc. (a)	5,743	110,036
Heartland Financial USA, Inc.	6,543	351,032
Heritage Commerce Corp.	8,014	122,774
Heritage Financial Corp.	5,175	159,390
Hilltop Holdings, Inc.	21,370	541,302
Home BancShares, Inc.	45,807	1,065,013
HomeTrust Bancshares, Inc. (a)	5,293	136,295
Hope Bancorp, Inc.	37,881	691,328
Horizon Bancorp	7,765	215,867
Howard Bancorp, Inc. (a)	1,955	43,010
IBERIABANK Corp.	14,070	1,090,425
Independent Bank Corp.	8,139	568,509
Independent Bank Corp.	6,522	145,767
Independent Bank Group, Inc.	4,272	288,787
International Bancshares Corp.	9,034	358,650
Investar Holding Corp.	1,855	44,706
Lakeland Bancorp, Inc.	7,696	148,148
Lakeland Financial Corp.	7,406	359,117
LCNB Corp.	1,107	22,638
LegacyTexas Financial Group, Inc.	5,136	216,791
Live Oak Bancshares, Inc.	3,461	82,545
Macatawa Bank Corp.	14,715	147,150
MainSource Financial Group, Inc.	3,737	135,690
MB Financial, Inc.	21,946	977,036
MBT Financial Corp.	8,820	93,492
Mercantile Bank Corp.	5,325	188,345
Middlefield Banc Corp.	682	32,872
Midland States Bancorp, Inc.	643	20,885
MidSouth Bancorp, Inc.	2,637	34,940
MidWestOne Financial Group, Inc.	1,668	55,928
MutualFirst Financial, Inc.	2,380	91,749
National Bank Holdings Corp. Class A,	7,873	255,321
National Bankshares, Inc.	1,462	66,448
National Commerce Corp. (a)	3,983	160,316
NBT Bancorp, Inc.	4,557	167,698
Nicolet Bankshares, Inc. (a)	2,841	155,516
Northeast Bancorp	1,464	33,892
Northrim BanCorp, Inc.	2,045	69,223
Norwood Financial Corp.	1,173	38,709
OFG Bancorp	828	7,783
Ohio Valley Banc Corp.	782	31,593
Old Line Bancshares, Inc.	3,203	94,296
Old National Bancorp	22,843	398,610
Old Point Financial Corp.	882	26,240
Old Second Bancorp, Inc.	6,983	95,318
Opus Bank (a)	6,983	190,636
Orrstown Financial Services, Inc.	1,664	42,016
Pacific Mercantile Bancorp (a)	3,519	30,791
Pacific Premier Bancorp, Inc. (a)	5,380	215,200
Paragon Commercial Corp. (a)	2,244	119,403
Park National Corp.	4,147	431,288
Parke Bancorp, Inc.	1,464	30,085
Peapack Gladstone Financial Corp.	2,686	94,064
Penns Woods Bancorp, Inc.	882	41,084

See accompanying notes to financial statements.

33

SPDR Portfolio Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Peoples Bancorp of North Carolina, Inc.	1,023	$31,396
Peoples Bancorp, Inc.	5,398	176,083
Peoples Financial Services Corp.	2,592	120,735
People’s Utah Bancorp	4,668	141,440
Plumas Bancorp	782	18,025
Popular, Inc.	22,969	815,170
Premier Financial Bancorp, Inc.	1,420	28,514
QCR Holdings, Inc.	1,450	62,133
Reliant Bancorp, Inc.	1,664	42,665
Renasant Corp.	11,999	490,639
Republic Bancorp, Inc. Class A,	3,777	143,602
Republic First Bancorp, Inc. (a)	15,163	128,127
S&T Bancorp, Inc.	6,647	264,617
Sandy Spring Bancorp, Inc.	7,373	287,694
Seacoast Banking Corp. of Florida (a)	10,799	272,243
ServisFirst Bancshares, Inc.	12,444	516,426
Shore Bancshares, Inc.	5,411	90,364
Sierra Bancorp	4,456	118,351
Simmons First National Corp. Class A,	4,608	263,117
SmartFinancial, Inc. (a)	1,564	33,939
South State Corp.	11,742	1,023,315
Southern First Bancshares, Inc. (a)	2,027	83,614
Southern National Bancorp of Virginia, Inc.	5,083	81,480
Southside Bancshares, Inc.	7,400	249,232
State Bank Financial Corp.	7,284	217,355
Sterling Bancorp	28,708	706,217
Stock Yards Bancorp, Inc.	3,031	114,269
Summit Financial Group, Inc.	1,608	42,323
Sun Bancorp, Inc.	2,340	56,862
Sunshine Bancorp, Inc. (a)	1,564	35,878
Sussex Bancorp	1,073	28,864
TCF Financial Corp.	35,939	736,749
Tompkins Financial Corp.	4,197	341,426
Towne Bank	15,018	461,803
TriCo Bancshares	6,171	233,634
TriState Capital Holdings, Inc. (a)	6,953	159,919
Triumph Bancorp, Inc. (a)	4,974	156,681
Trustmark Corp.	6,944	221,236
Two River Bancorp	1,564	28,355
UMB Financial Corp.	13,233	951,717
Umpqua Holdings Corp.	38,419	799,115
Union Bankshares Corp.	13,214	477,950
Union Bankshares, Inc./Morrisville	1,408	74,554
United Bankshares, Inc. (b)	27,926	970,428
United Community Banks, Inc.	8,263	232,521
United Security Bancshares	3,028	33,308
Unity Bancorp, Inc.	1,664	32,864
Univest Corp. of Pennsylvania	8,827	247,597
Valley National Bancorp	70,607	792,211
Veritex Holdings, Inc. (a)	5,068	139,826
Washington Trust Bancorp, Inc.	2,468	131,421
WashingtonFirst Bankshares, Inc.	3,783	129,606
WesBanco, Inc.	11,196	455,117
West Bancorp, Inc.	6,544	164,582
Westamerica Bancorporation (b)	7,443	443,231
Wintrust Financial Corp.	15,426	1,270,640
Xenith Bankshares, Inc. (a)	2,779	94,014

		52,794,832

BEVERAGES — 0.1%
Castle Brands, Inc. (a) (b)	23,651	28,854
Celsius Holdings, Inc. (a)	4,592	24,108
Coca-Cola Bottling Co. Consolidated	734	158,001
Craft Brew Alliance, Inc. (a)	2,430	46,656
MGP Ingredients, Inc. (b)	2,256	173,441
New Age Beverages Corp. (a) (b)	4,592	9,965
Primo Water Corp. (a)	8,203	103,112

		544,137

BIOTECHNOLOGY — 5.2%
Abeona Therapeutics, Inc. (a) (b)	6,952	110,189
Acceleron Pharma, Inc. (a)	9,587	406,872
Achaogen, Inc. (a) (b)	11,050	118,677
Achillion Pharmaceuticals, Inc. (a)	46,676	134,427
Acorda Therapeutics, Inc. (a)	12,402	266,023
Adamas Pharmaceuticals, Inc. (a) (b)	4,679	158,571
Aduro Biotech, Inc. (a) (b)	11,206	84,045
Advaxis, Inc. (a) (b)	695	1,974
Adverum Biotechnologies, Inc. (a)	7,038	24,633
Agenus, Inc. (a) (b)	22,994	74,960
Agios Pharmaceuticals, Inc. (a) (b)	9,384	536,483
Aimmune Therapeutics, Inc. (a)	5,137	194,281
Akebia Therapeutics, Inc. (a)	6,482	96,387
Albireo Pharma, Inc. (a)	882	22,579
Alder Biopharmaceuticals, Inc. (a)	18,547	212,363
Aldeyra Therapeutics, Inc. (a)	3,619	24,609
Alpine Immune Sciences, Inc. (a)	3,128	35,034
AMAG Pharmaceuticals, Inc. (a)	9,615	127,399
Amicus Therapeutics, Inc. (a) (b)	48,573	698,965
AnaptysBio, Inc. (a)	1,890	190,361
Anavex Life Sciences Corp. (a) (b)	11,514	37,075
Aquinox Pharmaceuticals, Inc. (a)	6,547	76,993
Ardelyx, Inc. (a)	7,720	50,952
Arena Pharmaceuticals, Inc. (a)	8,978	304,983
Array BioPharma, Inc. (a)	56,557	723,930
Arrowhead Pharmaceuticals, Inc. (a) (b)	18,031	66,354
Asterias Biotherapeutics, Inc. (a)	8,602	19,355
Atara Biotherapeutics, Inc. (a) (b)	8,225	148,873
Athersys, Inc. (a) (b)	26,923	48,731
aTyr Pharma, Inc. (a)	4,692	16,422
Audentes Therapeutics, Inc. (a)	5,816	181,750
AVEO Pharmaceuticals, Inc. (a) (b)	30,298	84,531
Avexis, Inc. (a)	4,348	481,193
Bellicum Pharmaceuticals, Inc. (a) (b)	7,414	62,352
BioCryst Pharmaceuticals, Inc. (a) (b)	29,508	144,884
BioSpecifics Technologies Corp. (a)	421	18,242
BioTime, Inc. (a) (b)	32,645	70,187
Blueprint Medicines Corp. (a)	8,425	635,329
Calithera Biosciences, Inc. (a)	11,542	96,376
Cara Therapeutics, Inc. (a) (b)	7,472	91,457

See accompanying notes to financial statements.

34

SPDR Portfolio Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Catalyst Pharmaceuticals, Inc. (a)	14,884	$58,196
Celldex Therapeutics, Inc. (a) (b)	3,783	10,744
Cellular Biomedicine Group, Inc. (a)	2,637	29,930
ChemoCentryx, Inc. (a)	7,329	43,608
Chimerix, Inc. (a)	1,255	5,811
Cidara Therapeutics, Inc. (a) (b)	2,055	13,974
Clovis Oncology, Inc. (a) (b)	12,843	873,324
Coherus Biosciences, Inc. (a) (b)	11,946	105,125
Conatus Pharmaceuticals, Inc. (a)	6,938	32,054
Concert Pharmaceuticals, Inc. (a)	2,368	61,260
Corbus Pharmaceuticals Holdings, Inc. (a)	11,700	83,070
Corvus Pharmaceuticals, Inc. (a) (b)	3,619	37,493
CTI BioPharma Corp. (a)	9,184	24,613
Curis, Inc. (a)	2,275	1,593
Cytokinetics, Inc. (a)	13,274	108,183
CytomX Therapeutics, Inc. (a)	5,902	124,591
Dicerna Pharmaceuticals, Inc. (a) (b)	4,401	39,741
Dynavax Technologies Corp. (a) (b)	14,302	267,447
Eagle Pharmaceuticals, Inc. (a) (b)	2,592	138,465
Edge Therapeutics, Inc. (a) (b)	1,802	16,885
Editas Medicine, Inc. (a) (b)	8,062	247,745
Emergent BioSolutions, Inc. (a)	9,601	446,158
Enanta Pharmaceuticals, Inc. (a)	2,731	160,255
Epizyme, Inc. (a) (b)	13,043	163,690
Esperion Therapeutics, Inc. (a) (b)	5,544	365,017
Fate Therapeutics, Inc. (a)	7,720	47,169
FibroGen, Inc. (a)	19,301	914,867
Five Prime Therapeutics, Inc. (a)	8,186	179,437
Flexion Therapeutics, Inc. (a) (b)	8,244	206,430
Fortress Biotech, Inc. (a)	7,820	31,202
Foundation Medicine, Inc. (a) (b)	4,188	285,622
Gemphire Therapeutics, Inc. (a)	1,464	11,639
Genomic Health, Inc. (a)	6,638	227,020
Geron Corp. (a) (b)	4,116	7,409
Global Blood Therapeutics, Inc. (a) (b)	6,783	266,911
GlycoMimetics, Inc. (a) (b)	7,038	118,168
GTx, Inc. (a) (b)	1,464	18,607
Halozyme Therapeutics, Inc. (a) (b)	34,140	691,676
Heron Therapeutics, Inc. (a) (b)	13,261	240,024
Idera Pharmaceuticals, Inc. (a)	43,655	92,112
Ignyta, Inc. (a)	9,612	256,640
Immune Design Corp. (a)	6,547	25,533
ImmunoGen, Inc. (a)	38,971	249,804
Immunomedics, Inc. (a) (b)	41,247	666,552
Inovio Pharmaceuticals, Inc. (a) (b)	1,656	6,839
Insmed, Inc. (a)	21,386	666,816
Insys Therapeutics, Inc. (a) (b)	376	3,617
Intellia Therapeutics, Inc. (a) (b)	2,724	52,355
Intercept Pharmaceuticals, Inc. (a) (b)	4,010	234,264
Intrexon Corp. (a) (b)	16,613	191,382
Invitae Corp. (a)	12,456	113,101
Iovance Biotherapeutics, Inc. (a)	21,387	171,096
Ironwood Pharmaceuticals, Inc. (a) (b)	41,361	620,001
Jounce Therapeutics, Inc. (a) (b)	3,619	46,142
Kadmon Holdings, Inc. (a) (b)	13,194	47,762
Karyopharm Therapeutics, Inc. (a)	9,853	94,589
Keryx Biopharmaceuticals, Inc. (a) (b)	34,390	159,914
Kindred Biosciences, Inc. (a)	6,156	58,174
Kura Oncology, Inc. (a)	5,754	88,036
La Jolla Pharmaceutical Co. (a) (b)	5,297	170,457
Lexicon Pharmaceuticals, Inc. (a) (b)	29,505	291,509
Ligand Pharmaceuticals, Inc. (a) (b)	3,401	465,699
Loxo Oncology, Inc. (a) (b)	6,988	588,250
MacroGenics, Inc. (a) (b)	9,434	179,246
Madrigal Pharmaceuticals, Inc. (a)	1,073	98,491
MannKind Corp. (a) (b)	8,793	20,400
Matinas BioPharma Holdings, Inc. (a)	18,031	20,916
MediciNova, Inc. (a)	6,647	43,006
Merrimack Pharmaceuticals, Inc. (b)	3,519	36,070
MiMedx Group, Inc. (a) (b)	31,466	396,786
Minerva Neurosciences, Inc. (a)	638	3,860
Miragen Therapeutics, Inc. (a)	2,055	21,434
Molecular Templates, Inc. (a) (b)	2,246	22,505
Momenta Pharmaceuticals, Inc. (a)	21,415	298,739
Myriad Genetics, Inc. (a) (b)	19,740	677,970
NantKwest, Inc. (a)	733	3,291
Natera, Inc. (a)	9,358	84,128
NewLink Genetics Corp. (a) (b)	6,186	50,168
Novavax, Inc. (a) (b)	5,925	7,347
Oncocyte Corp. (a) (b)	2,346	10,909
OncoMed Pharmaceuticals, Inc. (a)	6,547	26,843
Ophthotech Corp. (a)	9,675	30,186
OPKO Health, Inc. (a) (b)	79,186	388,011
Organovo Holdings, Inc. (a) (b)	1,918	2,570
PDL BioPharma, Inc. (a)	22,450	61,513
Peregrine Pharmaceuticals, Inc. (a) (b)	7,429	28,825
Pieris Pharmaceuticals, Inc. (a)	11,921	90,004
Pluristem Therapeutics, Inc. (a) (b)	15,275	21,080
PolarityTE, Inc. (a) (b)	1,073	24,904
Portola Pharmaceuticals, Inc. (a)	17,055	830,237
Progenics Pharmaceuticals, Inc. (a) (b)	20,942	124,605
Protagonist Therapeutics, Inc. (a)	1,855	38,584
PTC Therapeutics, Inc. (a)	11,483	191,536
Puma Biotechnology, Inc. (a) (b)	8,227	813,239
Ra Pharmaceuticals, Inc. (a)	490	4,165
Radius Health, Inc. (a) (b)	13,992	444,526
Recro Pharma, Inc. (a)	3,419	31,626
REGENXBIO, Inc. (a)	8,206	272,850
Regulus Therapeutics, Inc. (a) (b)	19,059	19,821
Repligen Corp. (a)	5,498	199,467
Retrophin, Inc. (a) (b)	6,199	130,613
Rigel Pharmaceuticals, Inc. (a)	19,089	74,065
Sage Therapeutics, Inc. (a) (b)	9,962	1,640,841
Sangamo Therapeutics, Inc. (a)	24,653	404,309
Sarepta Therapeutics, Inc. (a) (b)	17,389	967,524
Savara, Inc. (a)	4,201	62,343
Selecta Biosciences, Inc. (a) (b)	319	3,129
Seres Therapeutics, Inc. (a)	7,759	78,676
Sorrento Therapeutics, Inc. (a) (b)	6,256	23,773

See accompanying notes to financial statements.

35

SPDR Portfolio Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Spark Therapeutics, Inc. (a) (b)	9,824	$505,150
Spectrum Pharmaceuticals, Inc. (a)	18,191	344,719
Spring Bank Pharmaceuticals, Inc. (a) (b)	2,446	32,899
Stemline Therapeutics, Inc. (a) (b)	6,952	108,451
Strongbridge Biopharma PLC (a)	7,385	53,541
Syndax Pharmaceuticals, Inc. (a)	3,419	29,950
Synergy Pharmaceuticals, Inc. (a) (b)	69,281	154,497
Synlogic, Inc. (a)	2,346	22,756
Syros Pharmaceuticals, Inc. (a) (b)	471	4,583
T2 Biosystems, Inc. (a) (b)	5,213	21,478
TG Therapeutics, Inc. (a) (b)	19,613	160,827
Trevena, Inc. (a) (b)	1,204	1,926
Ultragenyx Pharmaceutical, Inc. (a) (b)	11,520	534,298
Vanda Pharmaceuticals, Inc. (a)	11,615	176,548
Veracyte, Inc. (a)	4,792	31,292
Verastem, Inc. (a)	9,384	28,809
Vericel Corp. (a) (b)	10,357	56,446
Vital Therapies, Inc. (a) (b)	6,010	35,760
Voyager Therapeutics, Inc. (a)	2,032	33,731
XBiotech, Inc. (a) (b)	3,619	14,259
Xencor, Inc. (a)	12,898	282,724
ZIOPHARM Oncology, Inc. (a) (b)	38,692	160,185

		30,744,558

BUILDING PRODUCTS — 1.2%
AAON, Inc.	12,032	441,574
Advanced Drainage Systems, Inc.	9,965	237,665
American Woodmark Corp. (a)	2,351	306,218
Apogee Enterprises, Inc.	9,187	420,122
Armstrong Flooring, Inc. (a)	7,007	118,558
Armstrong World Industries, Inc. (a)	11,630	704,197
Builders FirstSource, Inc. (a)	26,758	583,057
Continental Building Products, Inc. (a)	10,856	305,596
CSW Industrials, Inc. (a)	4,392	201,812
Gibraltar Industries, Inc. (a)	9,031	298,023
Griffon Corp.	10,006	203,622
Insteel Industries, Inc.	5,398	152,871
JELD-WEN Holding, Inc. (a)	15,234	599,763
NCI Building Systems, Inc. (a)	10,196	196,783
Patrick Industries, Inc. (a)	4,167	289,398
PGT Innovations, Inc. (a)	15,004	252,817
Ply Gem Holdings, Inc. (a)	6,520	120,620
Quanex Building Products Corp.	9,947	232,760
Simpson Manufacturing Co., Inc.	8,417	483,220
Trex Co., Inc. (a)	5,450	590,726
Universal Forest Products, Inc.	10,129	381,053

		7,120,455

CAPITAL MARKETS — 1.7%
Arlington Asset Investment Corp. Class A, (b)	357	4,205
Artisan Partners Asset Management, Inc. Class A,	9,878	390,181
B. Riley Financial, Inc. (b)	7,401	133,958
BGC Partners, Inc. Class A,	44,832	677,412
Cohen & Steers, Inc.	3,779	178,709
Cowen, Inc. (a) (b)	6,645	90,704
Diamond Hill Investment Group, Inc.	814	168,221
Donnelley Financial Solutions, Inc. (a)	9,767	190,359
Evercore, Inc. Class A,	9,570	861,300
Financial Engines, Inc.	16,118	488,375
GAIN Capital Holdings, Inc. (b)	2,251	22,510
GAMCO Investors, Inc. Class A,	2,055	60,931
Great Elm Capital Corp.	2,346	23,085
Greenhill & Co., Inc. (b)	741	14,450
Hamilton Lane, Inc. Class A,	3,579	126,661
Hennessy Advisors, Inc.	1,073	17,747
Houlihan Lokey, Inc.	5,821	264,448
Interactive Brokers Group, Inc. Class A,	12,803	758,066
INTL. FCStone, Inc. (a)	3,606	153,363
Investment Technology Group, Inc.	2,752	52,976
Ladenburg Thalmann Financial Services, Inc.	31,277	98,835
Legg Mason, Inc.	20,232	849,339
LPL Financial Holdings, Inc.	19,617	1,120,915
Moelis & Co. Class A,	6,715	325,677
Morningstar, Inc.	3,810	369,456
Piper Jaffray Cos	1,665	143,606
PJT Partners, Inc. Class A,	2,661	121,342
Pzena Investment Management, Inc. Class A,	4,235	45,187
Safeguard Scientifics, Inc. (a)	1,844	20,653
Silvercrest Asset Management Group, Inc. Class A,	1,273	20,432
Stifel Financial Corp.	18,621	1,109,067
Virtus Investment Partners, Inc.	458	52,693
Waddell & Reed Financial, Inc. Class A, (b)	13,534	302,350
Westwood Holdings Group, Inc.	2,039	135,002
WisdomTree Investments, Inc.	34,245	429,775

		9,821,990

CHEMICALS — 2.0%
A Schulman, Inc.	8,575	319,419
Advanced Emissions Solutions, Inc. (b)	4,301	41,548
AdvanSix, Inc. (a)	6,571	276,442
AgroFresh Solutions, Inc. (a)	12,312	91,109
American Vanguard Corp.	4,182	82,176
Balchem Corp.	9,437	760,622
Cabot Corp.	13,194	812,618
Calgon Carbon Corp.	14,378	306,251
Chase Corp.	2,008	241,964
Codexis, Inc. (a)	9,499	79,317
Core Molding Technologies, Inc.	1,664	36,109
Ferro Corp. (a)	14,714	347,103
Flotek Industries, Inc. (a) (b)	885	4,124
FutureFuel Corp.	8,228	115,933
GCP Applied Technologies, Inc. (a)	20,553	655,641
Hawkins, Inc.	243	8,554
HB Fuller Co.	8,838	476,103
Ingevity Corp. (a)	7,547	531,837
Innophos Holdings, Inc.	5,842	272,997

See accompanying notes to financial statements.

36

SPDR Portfolio Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Innospec, Inc.	6,950	$490,670
Intrepid Potash, Inc. (a)	26,792	127,530
KMG Chemicals, Inc.	2,802	185,156
Koppers Holdings, Inc. (a)	3,204	163,084
Kraton Corp. (a)	5,149	248,027
LSB Industries, Inc. (a)	881	7,718
Minerals Technologies, Inc.	11,125	765,956
OMNOVA Solutions, Inc. (a)	8,456	84,560
Platform Specialty Products Corp. (a)	59,858	593,791
PolyOne Corp.	15,835	688,822
Quaker Chemical Corp.	3,623	546,312
Rayonier Advanced Materials, Inc.	13,223	270,410
Sensient Technologies Corp.	12,852	940,124
Stepan Co.	5,725	452,103
Trecora Resources (a)	6,117	82,580
Tredegar Corp.	7,415	142,368
Trinseo SA	7,781	564,901
Tronox, Ltd. Class A,	10,067	206,474

		12,020,453

COMMERCIAL SERVICES & SUPPLIES — 2.3%
ABM Industries, Inc.	16,646	627,887
ACCO Brands Corp. (a)	31,728	387,082
Advanced Disposal Services, Inc. (a)	14,438	345,646
Aqua Metals, Inc. (a) (b)	6,647	14,158
ARC Document Solutions, Inc. (a)	8,211	20,938
Brink’s Co.	14,603	1,149,256
Casella Waste Systems, Inc. Class A, (a)	6,970	160,449
CECO Environmental Corp.	528	2,709
Civeo Corp. (a)	39,973	109,126
Clean Harbors, Inc. (a)	12,312	667,310
Covanta Holding Corp.	27,515	465,004
Deluxe Corp.	14,778	1,135,542
Ennis, Inc.	7,818	162,224
Essendant, Inc.	676	6,267
Healthcare Services Group, Inc.	12,769	673,182
Heritage-Crystal Clean, Inc. (a)	2,715	59,051
Herman Miller, Inc.	16,964	679,408
HNI Corp.	14,411	555,832
Hudson Technologies, Inc. (a) (b)	18,157	110,213
InnerWorkings, Inc. (a)	14,068	141,102
Interface, Inc.	10,903	274,210
Kimball International, Inc. Class B,	7,615	142,172
Knoll, Inc.	13,971	321,892
LSC Communications, Inc.	809	12,256
Matthews International Corp. Class A,	9,198	485,654
McGrath RentCorp.	4,439	208,544
Mobile Mini, Inc.	12,813	442,049
MSA Safety, Inc.	9,966	772,564
Multi-Color Corp.	4,508	337,424
Pitney Bowes, Inc.	42,586	476,111
Quad/Graphics, Inc.	10,706	241,956
RR Donnelley & Sons Co. (b)	1,975	18,368
SP Plus Corp. (a)	5,346	198,337
Steelcase, Inc. Class A,	24,797	376,914
Team, Inc. (a) (b)	490	7,301
Tetra Tech, Inc.	10,629	511,786
UniFirst Corp.	2,750	453,475
US Ecology, Inc.	6,258	319,158
Viad Corp.	3,546	196,448
VSE Corp.	1,514	73,323

		13,342,328

COMMUNICATIONS EQUIPMENT — 1.6%
Acacia Communications, Inc. (a)	6,544	237,089
ADTRAN, Inc.	13,523	261,670
Applied Optoelectronics, Inc. (a) (b)	7,285	275,519
CalAmp Corp. (a)	5,442	116,622
Calix, Inc. (a)	1,064	6,331
Ciena Corp. (a)	44,130	923,641
Clearfield, Inc. (a)	100	1,225
Comtech Telecommunications Corp.	4,360	96,443
Digi International, Inc. (a)	742	7,086
EchoStar Corp. Class A, (a)	9,284	556,112

EMCORE Corp. (a)	3,112	20,072
Extreme Networks, Inc. (a)	31,247	391,212
Finisar Corp. (a) (b)	32,228	655,840
Harmonic, Inc. (a)	1,599	6,716
Infinera Corp. (a) (b)	40,896	258,872
InterDigital, Inc.	10,594	806,733
KVH Industries, Inc. (a)	3,228	33,410
Lumentum Holdings, Inc. (a) (b)	18,465	902,938
NETGEAR, Inc. (a)	9,581	562,884
NetScout Systems, Inc. (a)	28,077	854,945
Oclaro, Inc. (a) (b)	52,687	355,110
PC-Tel, Inc. (a)	3,619	26,672
Plantronics, Inc.	9,884	497,956
Quantenna Communications, Inc. (a) (b)	638	7,784
Ribbon Communications, Inc. (a)	3,441	26,599
ViaSat, Inc. (a) (b)	15,596	1,167,360
Viavi Solutions, Inc. (a)	66,843	584,208

		9,641,049

CONSTRUCTION & ENGINEERING — 1.1%
Aegion Corp. (a)	9,985	253,919
Ameresco, Inc. Class A, (a)	3,910	33,626
Argan, Inc.	4,398	197,910
Comfort Systems USA, Inc.	5,864	255,964
Dycom Industries, Inc. (a) (b)	9,027	1,005,879
EMCOR Group, Inc.	10,894	890,584
Goldfield Corp. (a)	5,765	28,248
Granite Construction, Inc.	7,292	462,532
Great Lakes Dredge & Dock Corp. (a)	7,717	41,672
HC2 Holdings, Inc. (a)	2,426	14,435
IES Holdings, Inc. (a)	4,592	79,212
KBR, Inc.	28,700	569,121
Layne Christensen Co. (a) (b)	3,910	49,070
Limbach Holdings, Inc. (a)	682	9,432
MasTec, Inc. (a)	19,032	931,616
MYR Group, Inc. (a)	5,283	188,762
Northwest Pipe Co. (a)	2,246	42,988
NV5 Global, Inc. (a)	1,460	79,059
Orion Group Holdings, Inc. (a)	5,474	42,861

See accompanying notes to financial statements.

37

SPDR Portfolio Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Primoris Services Corp.	12,375	$336,476
Sterling Construction Co., Inc. (a)	7,328	119,300
Tutor Perini Corp. (a)	11,147	282,576
Valmont Industries, Inc.	4,983	826,431

		6,741,673

CONSTRUCTION MATERIALS — 0.2%
Forterra, Inc. (a) (b)	3,810	42,291
Summit Materials, Inc. Class A, (a)	30,950	973,045
United States Lime & Minerals, Inc.	415	31,996
US Concrete, Inc. (a) (b)	4,201	351,414

		1,398,746

CONSUMER FINANCE — 0.5%
Consumer Portfolio Services, Inc. (a)	4,010	16,641
Elevate Credit, Inc. (a)	2,055	15,474
Encore Capital Group, Inc. (a) (b)	4,224	177,830
Enova International, Inc. (a)	2,601	39,535
FirstCash, Inc.	14,379	969,864
Green Dot Corp. Class A, (a)	7,620	459,181
LendingClub Corp. (a)	101,045	417,316
Nelnet, Inc. Class A,	3,492	191,292
OneMain Holdings, Inc. (a)	11,921	309,827
PRA Group, Inc. (a) (b)	13,270	440,564
Regional Management Corp. (a)	2,658	69,932
World Acceptance Corp. (a) (b)	2,055	165,880

		3,273,336

CONTAINERS & PACKAGING — 0.5%
Graphic Packaging Holding Co.	62,428	964,513
Greif, Inc. Class A,	2,035	123,280
Myers Industries, Inc.	6,704	130,728
Owens-Illinois, Inc. (a)	39,191	868,865
Silgan Holdings, Inc.	24,546	721,407
UFP Technologies, Inc. (a)	1,273	35,389

		2,844,182

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	13,634	430,562
Weyco Group, Inc.	1,464	43,510

		474,072

DIVERSIFIED CONSUMER SERVICES — 0.9%
Adtalem Global Education, Inc.	18,224	766,319
American Public Education, Inc. (a)	4,206	105,360
Ascent Capital Group, Inc. Class A, (a)	409	4,699
Bridgepoint Education, Inc. (a)	1,293	10,732
Cambium Learning Group, Inc. (a)	3,519	19,988
Capella Education Co.	3,366	260,528
Career Education Corp. (a)	16,478	199,054
Carriage Services, Inc.	1,287	33,089
Chegg, Inc. (a) (b)	15,434	251,883
Collectors Universe, Inc.	1,855	53,127
Graham Holdings Co. Class B,	1,173	654,945
Grand Canyon Education, Inc. (a)	11,755	1,052,425
Houghton Mifflin Harcourt Co. (a)	36,002	334,819
K12, Inc. (a)	9,614	152,863
Laureate Education, Inc. Class A, (a)	885	12,001
Liberty Tax, Inc.	2,055	22,605
Regis Corp. (a)	11,142	171,141
Sotheby’s (a)	12,399	639,788
Strayer Education, Inc.	1,671	149,688
Weight Watchers International, Inc. (a) (b)	13,091	579,670

		5,474,724

DIVERSIFIED FINANCIAL SERVICES — 0.2%
A-Mark Precious Metals, Inc.	1,073	15,784
Marlin Business Services Corp.	2,847	63,773
On Deck Capital, Inc. (a)	2,077	11,922
Texas Pacific Land Trust	1,855	828,498
Tiptree, Inc.	1,244	7,402

		927,379

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Alaska Communications Systems Group, Inc. (a)	10,948	29,341
ATN International, Inc.	3,195	176,556
Cincinnati Bell, Inc. (a)	12,408	258,707
Cogent Communications Holdings, Inc.	6,968	315,650
Consolidated Communications Holdings, Inc.	19,740	240,631
Frontier Communications Corp. (b)	27,961	189,016
General Communication, Inc. Class A, (a)	5,371	209,576
Globalstar, Inc. (a) (b)	143,854	188,449
Hawaiian Telcom Holdco, Inc. (a)	1,955	60,331
IDT Corp. Class B, (a)	675	7,155
Iridium Communications, Inc. (a) (b)	23,906	282,091
Ooma, Inc. (a)	3,619	43,247
ORBCOMM, Inc. (a)	18,663	189,989
pdvWireless, Inc. (a)	1,795	57,619
Straight Path Communications, Inc. Class B, (a) (b)	496	90,168
Vonage Holdings Corp. (a)	56,906	578,734
Windstream Holdings, Inc.	3,555	6,577

		2,923,837

ELECTRIC UTILITIES — 0.8%
ALLETE, Inc.	12,024	894,105
El Paso Electric Co.	7,080	391,878
Hawaiian Electric Industries, Inc.	23,260	840,849
MGE Energy, Inc.	10,196	643,368
Otter Tail Corp.	11,222	498,818
PNM Resources, Inc.	18,649	754,352
Portland General Electric Co.	21,754	991,547
Spark Energy, Inc. Class A,	281	3,484

		5,018,401

ELECTRICAL EQUIPMENT — 0.7%
Allied Motion Technologies, Inc.	1,564	51,753
Atkore International Group, Inc. (a)	1,107	23,745
AZZ, Inc.	7,855	401,390
Babcock & Wilcox Enterprises, Inc. (a) (b)	1,223	6,947
Encore Wire Corp.	5,747	279,592
Energous Corp. (a) (b)	5,347	103,999
EnerSys	12,829	893,283

See accompanying notes to financial statements.

38

SPDR Portfolio Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Enphase Energy, Inc. (a) (b)	16,466	$39,683
FuelCell Energy, Inc. (a) (b)	10,748	18,272
Generac Holdings, Inc. (a)	9,763	483,464
General Cable Corp.	6,979	206,578
LSI Industries, Inc.	6,448	44,362
Plug Power, Inc. (a) (b)	64,345	151,854
Powell Industries, Inc.	133	3,810
Preformed Line Products Co.	491	34,886
Regal Beloit Corp.	9,775	748,765
Revolution Lighting Technologies, Inc. (a)	3,519	11,578
Sunrun, Inc. (a) (b)	25,948	153,093
Thermon Group Holdings, Inc. (a)	4,251	100,621
TPI Composites, Inc. (a)	2,837	58,045
Ultralife Corp. (a)	1,855	12,150
Vicor Corp. (a)	5,422	113,320

		3,941,190

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Akoustis Technologies, Inc. (a) (b)	3,028	18,864
Anixter International, Inc. (a)	9,308	707,408
AVX Corp.	14,498	250,815
Badger Meter, Inc.	8,648	413,374
Bel Fuse, Inc. Class B,	728	18,327
Belden, Inc.	7,830	604,241
Benchmark Electronics, Inc. (a)	14,459	420,757
Control4 Corp. (a)	6,596	196,297
CTS Corp.	5,926	152,595
Daktronics, Inc.	10,796	98,567
Dolby Laboratories, Inc. Class A,	12,903	799,986
Electro Scientific Industries, Inc. (a)	8,442	180,912
ePlus, Inc. (a)	2,072	155,814
FARO Technologies, Inc. (a)	5,018	235,846
Fitbit, Inc. Class A, (a) (b)	61,981	353,912
ID Systems, Inc. (a)	3,228	22,402
II-VI, Inc. (a)	12,910	606,125
Insight Enterprises, Inc. (a)	11,205	429,039
Iteris, Inc. (a)	6,156	42,907
Itron, Inc. (a)	10,020	683,364
KEMET Corp. (a)	9,402	141,594
Kimball Electronics, Inc. (a)	5,731	104,591
Knowles Corp. (a)	25,671	376,337
Littelfuse, Inc.	5,076	1,004,134
Maxwell Technologies, Inc. (a) (b)	10,312	59,397
Mesa Laboratories, Inc.	362	44,997
Methode Electronics, Inc.	6,497	260,530
MicroVision, Inc. (a) (b)	20,914	34,090
MTS Systems Corp.	5,484	294,491
Napco Security Technologies, Inc. (a)	2,446	21,403
Novanta, Inc. (a)	9,078	453,900
OSI Systems, Inc. (a)	4,952	318,810
PAR Technology Corp. (a)	2,346	21,935
Park Electrochemical Corp.	2,626	51,601
PC Connection, Inc.	3,775	98,943
PCM, Inc. (a)	1,955	19,355
Plexus Corp. (a)	5,804	352,419
Rogers Corp. (a)	4,142	670,673
Sanmina Corp. (a)	21,111	696,663
ScanSource, Inc. (a)	7,785	278,703
Systemax, Inc.	3,207	106,697
Tech Data Corp. (a)	6,759	662,179
TTM Technologies, Inc. (a)	28,529	447,049
VeriFone Systems, Inc. (a)	36,600	648,186
Vishay Intertechnology, Inc. (b)	23,723	492,252
Vishay Precision Group, Inc. (a)	3,536	88,930

		14,141,411

ENERGY EQUIPMENT & SERVICES — 1.8%
Archrock, Inc.	21,518	225,939
Aspen Aerogels, Inc. (a)	5,083	24,805
Basic Energy Services, Inc. (a)	7,062	165,745
Bristow Group, Inc. (b)	9,985	134,498
C&J Energy Services, Inc. (a)	17,926	599,983
CARBO Ceramics, Inc. (a) (b)	6,156	62,668
Diamond Offshore Drilling, Inc. (a) (b)	30,764	571,903
Dril-Quip, Inc. (a)	9,767	465,886
Eco-Stim Energy Solutions, Inc. (a)	19,617	24,717
Ensco PLC Class A,	5,586	33,013
Era Group, Inc. (a)	7,125	76,594
Exterran Corp. (a)	9,784	307,609
Fairmount Santrol Holdings, Inc. (a) (b)	62,990	329,438
Forum Energy Technologies, Inc. (a) (b)	24,507	381,084
Geospace Technologies Corp. (a)	277	3,593
Gulf Island Fabrication, Inc.	3,228	43,336
Helix Energy Solutions Group, Inc. (a)	39,584	298,463
Hornbeck Offshore Services, Inc. (a)	7,820	24,320
Independence Contract Drilling, Inc. (a)	8,602	34,236
ION Geophysical Corp. (a)	2,446	48,308
Keane Group, Inc. (a)	7,357	139,857
Key Energy Services, Inc. (a)	3,228	38,058
Mammoth Energy Services, Inc. (a)	7,720	151,544
Matrix Service Co. (a)	7,784	138,555
McDermott International, Inc. (a)	91,283	600,642
Nabors Industries, Ltd. (b)	718	4,904
Natural Gas Services Group, Inc. (a)	1,043	27,327
Newpark Resources, Inc. (a)	26,110	224,546
Oceaneering International, Inc.	32,671	690,665
Oil States International, Inc. (a)	16,082	455,121
Parker Drilling Co. (a)	2,175	2,175
Patterson-UTI Energy, Inc.	55,637	1,280,207
PHI, Inc. NVDR (a)	2,761	31,945
Pioneer Energy Services Corp. (a)	33,849	103,239
ProPetro Holding Corp. (a) (b)	10,242	206,479
RigNet, Inc. (a)	262	3,917
Rowan Cos. PLC Class A, (a)	30,727	481,185
SEACOR Holdings, Inc. (a)	1,871	86,478
Smart Sand, Inc. (a) (b)	4,792	41,499
Superior Energy Services, Inc. (a)	49,988	481,384
TETRA Technologies, Inc. (a)	39,475	168,558
Tidewater, Inc. (a) (b)	6,256	152,646
Unit Corp. (a)	15,217	334,774

See accompanying notes to financial statements.

39

SPDR Portfolio Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
US Silica Holdings, Inc. (b)	25,867	$842,229
Willbros Group, Inc. (a)	14,267	20,259

		10,564,331

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.2%
Alexander & Baldwin, Inc.	12,764	354,073
Altisource Residential Corp. REIT	1,933	22,925
Armada Hoffler Properties, Inc. REIT	10,945	169,976
Bluerock Residential Growth REIT, Inc.	1,092	11,040
CareTrust REIT, Inc.	21,857	366,323
CatchMark Timber Trust, Inc. Class A, REIT	8,477	111,303
Chatham Lodging Trust REIT	4,306	98,005
City Office REIT, Inc.	4,678	60,861
Clipper Realty, Inc. REIT (b)	3,419	34,156
Community Healthcare Trust, Inc. REIT (b)	3,369	94,669
CoreCivic, Inc. REIT	29,011	652,747
CorEnergy Infrastructure Trust, Inc. REIT	4,187	159,943
CoreSite Realty Corp. REIT	7,820	890,698
Empire State Realty Trust, Inc. Class A, REIT	31,673	650,247
Farmland Partners, Inc. REIT (b)	790	6,857
Four Corners Property Trust, Inc. REIT	10,456	268,719
GEO Group, Inc. REIT	35,447	836,549
Getty Realty Corp. REIT	9,169	249,030
Gladstone Commercial Corp. REIT	8,608	181,284
Gladstone Land Corp. REIT (b)	2,346	31,507
Global Medical REIT, Inc.	4,592	37,654
Global Net Lease, Inc. REIT	21,126	434,773
Government Properties Income Trust REIT	26,791	496,705
Gramercy Property Trust REIT	42,430	1,131,184
InfraREIT, Inc. (a)	6,636	123,297
Investors Real Estate Trust	6,939	39,414
iStar, Inc. (a) (b)	2,683	30,318
Jernigan Capital, Inc. REIT (b)	704	13,383
Lexington Realty Trust REIT	66,113	637,990
MedEquities Realty Trust, Inc. REIT	1,618	18,154
MGM Growth Properties LLC Class A, (b)	10,557	307,737
Monmouth Real Estate Investment Corp.	11,772	209,542
National Health Investors, Inc. REIT	11,017	830,461
New Senior Investment Group, Inc. REIT	1,542	11,658
New York REIT, Inc. (b)	39,582	155,557
One Liberty Properties, Inc.	3,842	99,585
Outfront Media, Inc. REIT	33,829	784,833
Physicians Realty Trust REIT	50,604	910,366
Potlatch Corp. REIT	9,622	480,138
Preferred Apartment Communities, Inc. Class A,	7,341	148,655
QTS Realty Trust, Inc. Class A, REIT	10,971	594,189
Rayonier, Inc. REIT	29,011	917,618
Sabra Health Care REIT, Inc.	51,874	973,675
Select Income REIT	20,517	515,592
Spirit Realty Capital, Inc. REIT	104,267	894,611
STAG Industrial, Inc. REIT	24,700	675,051
STORE Capital Corp. REIT	43,268	1,126,699
Terreno Realty Corp.	13,626	477,728
UMH Properties, Inc.	10,338	154,036
Uniti Group, Inc. REIT (a) (b)	32,536	578,815
Urstadt Biddle Properties, Inc. Class A, REIT	2,051	44,589
Whitestone REIT (b)	4,277	61,632

		19,166,551

FOOD & STAPLES RETAILING — 0.7%
Andersons, Inc.	8,217	255,960
Chefs’ Warehouse, Inc. (a) (b)	6,101	125,071
Ingles Markets, Inc. Class A,	440	15,224
Performance Food Group Co. (a)	24,861	822,899
PriceSmart, Inc.	6,554	564,299
Rite Aid Corp. (a) (b)	269,162	530,249
Smart & Final Stores, Inc. (a) (b)	20,929	178,943
SpartanNash Co.	676	18,036
Sprouts Farmers Market, Inc. (a)	29,270	712,724
SUPERVALU, Inc. (a)	11,192	241,747
United Natural Foods, Inc. (a)	14,536	716,189
Village Super Market, Inc. Class A,	281	6,443
Weis Markets, Inc.	3,012	124,667

		4,312,451

FOOD PRODUCTS — 1.7%
Amplify Snack Brands, Inc. (a) (b)	676	8,119
B&G Foods, Inc. (b)	19,341	679,836
Bob Evans Farms, Inc.	4,966	391,420
Calavo Growers, Inc. (b)	2,454	207,117
Cal-Maine Foods, Inc. (a) (b)	9,465	420,719
Darling Ingredients, Inc. (a)	47,157	854,956
Dean Foods Co.	1,580	18,265
Farmer Brothers Co. (a)	2,578	82,883
Flowers Foods, Inc.	40,508	782,209
Fresh Del Monte Produce, Inc.	9,586	456,965
Freshpet, Inc. (a)	7,054	133,673
Hain Celestial Group, Inc. (a)	25,997	1,102,013
Hostess Brands, Inc. (a) (b)	25,770	381,654
J&J Snack Foods Corp.	3,729	566,174
John B Sanfilippo & Son, Inc.	460	29,095
Lancaster Colony Corp.	5,819	751,873
Landec Corp. (a)	7,474	94,172
Lifeway Foods, Inc. (a)	882	7,056
Limoneira Co.	2,002	44,845
Sanderson Farms, Inc. (b)	5,292	734,424
Seneca Foods Corp. Class A, (a)	114	3,505
Simply Good Foods Co. (a)	11,730	167,270
Snyder’s-Lance, Inc.	25,071	1,255,556
Tootsie Roll Industries, Inc. (b)	1,724	62,754
TreeHouse Foods, Inc. (a)	11,630	575,220

		9,811,773

See accompanying notes to financial statements.

40

SPDR Portfolio Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
GAS UTILITIES — 0.8%
Chesapeake Utilities Corp.	4,550	$357,403
New Jersey Resources Corp.	25,190	1,012,638
Northwest Natural Gas Co.	7,754	462,526
ONE Gas, Inc.	9,630	705,494
RGC Resources, Inc.	1,273	34,473
South Jersey Industries, Inc.	23,923	747,115
Southwest Gas Holdings, Inc.	9,109	733,092
Spire, Inc.	7,854	590,228

		4,642,969

HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abaxis, Inc.	6,591	326,386
Accuray, Inc. (a) (b)	1,542	6,631
Analogic Corp.	3,998	334,832
AngioDynamics, Inc. (a)	9,811	163,157
Anika Therapeutics, Inc. (a)	4,140	223,187
Antares Pharma, Inc. (a) (b)	61,342	122,071
AtriCure, Inc. (a)	9,879	180,193
Atrion Corp.	404	254,762
AxoGen, Inc. (a)	5,337	151,037
Bovie Medical Corp. (a) (b)	5,374	13,972
Cantel Medical Corp.	8,848	910,194
Cardiovascular Systems, Inc. (a)	9,583	227,021
Cerus Corp. (a) (b)	32,175	108,752
Cogentix Medical, Inc. (a)	4,983	15,696
ConforMIS, Inc. (a)	7,619	18,133
CONMED Corp.	7,875	401,389
Corindus Vascular Robotics, Inc. (a) (b)	30,689	30,996
CryoLife, Inc. (a)	4,917	94,161
CryoPort, Inc. (a)	7,429	63,815
Cutera, Inc. (a)	4,010	181,854
CytoSorbents Corp. (a)	5,765	37,473
Endologix, Inc. (a) (b)	1,941	10,384
Entellus Medical, Inc. (a)	3,228	78,731
Exactech, Inc. (a)	2,079	102,807
FONAR Corp. (a)	1,464	35,648
GenMark Diagnostics, Inc. (a) (b)	904	3,770
Glaukos Corp. (a) (b)	9,980	255,987
Globus Medical, Inc. Class A, (a)	16,655	684,520
Haemonetics Corp. (a)	10,014	581,613
Halyard Health, Inc. (a)	8,868	409,524
Heska Corp. (a)	1,088	87,268
ICU Medical, Inc. (a)	3,630	784,080
Inogen, Inc. (a)	4,947	589,089
Insulet Corp. (a)	13,109	904,521
Integer Holdings Corp. (a)	3,900	176,670
Integra LifeSciences Holdings Corp. (a)	18,472	884,070
Invacare Corp. (b)	9,557	161,035
Invuity, Inc. (a)	2,837	17,589
iRadimed Corp. (a) (b)	882	13,362
iRhythm Technologies, Inc. (a)	3,529	197,800
IRIDEX Corp. (a)	2,446	18,639
K2M Group Holdings, Inc. (a)	1,948	35,064
Lantheus Holdings, Inc. (a)	9,177	187,670
LeMaitre Vascular, Inc.	4,202	133,792
Meridian Bioscience, Inc.	1,036	14,504
Merit Medical Systems, Inc. (a)	15,697	678,110
Natus Medical, Inc. (a)	9,409	359,424
Neogen Corp. (a)	6,599	542,504
Nevro Corp. (a) (b)	8,152	562,814
NuVasive, Inc. (a)	15,588	911,742
Nuvectra Corp. (a)	1,955	15,171
NxStage Medical, Inc. (a)	19,317	468,051
Obalon Therapeutics, Inc. (a)	1,855	12,262
OraSure Technologies, Inc. (a)	16,637	313,774
Penumbra, Inc. (a) (b)	8,213	772,843
Quidel Corp. (a)	8,248	357,551
Rockwell Medical, Inc. (a) (b)	14,794	86,101
RTI Surgical, Inc. (a)	16,614	68,117
SeaSpine Holdings Corp. (a)	2,055	20,797
Senseonics Holdings, Inc. (a) (b)	12,412	33,016
Sientra, Inc. (a)	3,419	48,071
STAAR Surgical Co. (a)	12,705	196,928
Surmodics, Inc. (a)	4,402	123,256
Tactile Systems Technology, Inc. (a) (b)	319	9,245
TransEnterix, Inc. (a)	10,066	19,427
Utah Medical Products, Inc.	867	70,574
Varex Imaging Corp. (a)	8,762	351,970
Vermillion, Inc. (a)	9,675	18,673
ViewRay, Inc. (a) (b)	7,038	65,172
Viveve Medical, Inc. (a) (b)	3,419	16,992

		16,356,434

HEALTH CARE PROVIDERS & SERVICES — 2.5%
AAC Holdings, Inc. (a)	3,228	29,052
Acadia Healthcare Co., Inc. (a)	28,620	933,871
Aceto Corp.	471	4,865
Addus HomeCare Corp. (a)	2,991	104,087
Almost Family, Inc. (a)	4,190	231,916
Amedisys, Inc. (a)	8,560	451,198
American Renal Associates Holdings, Inc. (a)	7,720	134,328
AMN Healthcare Services, Inc. (a)	12,359	608,681
BioScrip, Inc. (a)	37,855	110,158
BioTelemetry, Inc. (a)	8,176	244,462
Brookdale Senior Living, Inc. (a)	46,005	446,248
Capital Senior Living Corp. (a) (b)	8,571	115,623
Chemed Corp.	2,654	644,975
Civitas Solutions, Inc. (a)	5,715	97,726
Community Health Systems, Inc. (a) (b)	31,791	135,430
CorVel Corp. (a)	1,978	104,636
Cross Country Healthcare, Inc. (a)	11,139	142,134
Diplomat Pharmacy, Inc. (a)	13,998	280,940
Encompass Health Corp.	26,802	1,324,287
Ensign Group, Inc.	8,051	178,732
HealthEquity, Inc. (a)	14,448	674,144
Kindred Healthcare, Inc.	25,178	244,227
LHC Group, Inc. (a)	4,594	281,382
LifePoint Health, Inc. (a)	9,184	457,363
Magellan Health, Inc. (a)	4,232	408,600
MEDNAX, Inc. (a)	20,399	1,090,123
Molina Healthcare, Inc. (a)	13,654	1,046,989

See accompanying notes to financial statements.

41

SPDR Portfolio Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
National HealthCare Corp.	258	$15,722
National Research Corp. Class A,	1,510	56,323
Owens & Minor, Inc.	17,457	329,588
Patterson Cos., Inc. (b)	18,031	651,460
Premier, Inc. Class A, (a)	11,630	339,480
Providence Service Corp. (a)	3,830	227,272
Psychemedics Corp.	1,273	26,173
Quorum Health Corp. (a)	6,010	37,502
R1 RCM, Inc. (a)	4,269	18,826
RadNet, Inc. (a)	11,158	112,696
Select Medical Holdings Corp. (a)	31,337	553,098
Surgery Partners, Inc. (a) (b)	11,678	141,304
Teladoc, Inc. (a) (b)	16,906	589,174
Tenet Healthcare Corp. (a) (b)	27,584	418,173
Tivity Health, Inc. (a)	9,820	358,921
Triple-S Management Corp. Class B, (a)	6,953	172,782
US Physical Therapy, Inc.	1,523	109,961

		14,684,632

HEALTH CARE TECHNOLOGY — 0.7%
Allscripts Healthcare Solutions, Inc. (a)	60,250	876,637
Castlight Health, Inc. Class B, (a) (b)	20,636	77,385
Computer Programs & Systems, Inc. (b)	883	26,534
Cotiviti Holdings, Inc. (a)	10,313	332,182
Evolent Health, Inc. Class A, (a) (b)	15,152	186,370
HealthStream, Inc. (a)	7,415	171,731
HMS Holdings Corp. (a)	25,627	434,378
Inovalon Holdings, Inc. Class A, (a) (b)	15,167	227,505
Medidata Solutions, Inc. (a)	16,235	1,028,812
Omnicell, Inc. (a)	5,836	283,046
Quality Systems, Inc. (a)	14,790	200,848
Simulations Plus, Inc.	1,855	29,866
Tabula Rasa HealthCare, Inc. (a)	2,055	57,643
Vocera Communications, Inc. (a)	3,992	120,638

		4,053,575

HOTELS, RESTAURANTS & LEISURE — 3.3%
BBX Capital Corp.	12,312	98,127
Biglari Holdings, Inc. (a)	414	171,562
BJ’s Restaurants, Inc.	694	25,262
Bloomin’ Brands, Inc.	32,627	696,260
Bojangles’, Inc. (a) (b)	4,401	51,932
Boyd Gaming Corp.	15,312	536,686
Brinker International, Inc. (b)	15,144	588,193
Buffalo Wild Wings, Inc. (a)	4,920	769,242
Carrols Restaurant Group, Inc. (a)	9,395	114,149
Century Casinos, Inc. (a)	5,083	46,408
Cheesecake Factory, Inc. (b)	13,603	655,392
Choice Hotels International, Inc.	7,720	599,072
Churchill Downs, Inc.	3,471	807,702
Chuy’s Holdings, Inc. (a)	457	12,819
Cracker Barrel Old Country Store, Inc. (b)	5,720	908,851
Dave & Buster’s Entertainment, Inc. (a)	12,894	711,362
Del Frisco’s Restaurant Group, Inc. (a)	395	6,024
Del Taco Restaurants, Inc. (a)	8,997	109,044
Denny’s Corp. (a)	9,652	127,792
DineEquity, Inc. (b)	480	24,350
Drive Shack, Inc.	13,194	72,963
El Pollo Loco Holdings, Inc. (a)	376	3,722
Eldorado Resorts, Inc. (a) (b)	16,788	556,522
Fiesta Restaurant Group, Inc. (a) (b)	433	8,227
Fogo De Chao, Inc. (a)	2,737	31,749
Golden Entertainment, Inc. (a)	2,290	74,768
Habit Restaurants, Inc. Class A, (a) (b)	357	3,409
Hilton Grand Vacations, Inc. (a)	20,623	865,135
Hyatt Hotels Corp. Class A, (a)	10,066	740,254
ILG, Inc.	19,176	546,132
Inspired Entertainment, Inc. (a)	2,637	25,843
International Speedway Corp. Class A,	1,814	72,288
J Alexander’s Holdings, Inc. (a)	3,228	31,312
Jack in the Box, Inc.	9,000	882,990
La Quinta Holdings, Inc. (a)	10,890	201,029
Lindblad Expeditions Holdings, Inc. (a)	5,209	50,996
Marcus Corp.	2,037	55,712
Marriott Vacations Worldwide Corp.	3,955	534,756
Monarch Casino & Resort, Inc. (a)	2,341	104,924
Nathan’s Famous, Inc.	1,055	79,652
Noodles & Co. (a)	6,256	32,844
Papa John’s International, Inc.	8,192	459,653
Papa Murphy’s Holdings, Inc. (a) (b)	2,446	13,159
Penn National Gaming, Inc. (a)	20,013	627,007
Pinnacle Entertainment, Inc. (a)	11,654	381,435
Planet Fitness, Inc. Class A, (a)	21,762	753,618
Playa Hotels & Resorts NV (a)	18,277	197,209
Potbelly Corp. (a)	7,562	93,013
RCI Hospitality Holdings, Inc.	1,855	51,903
Red Lion Hotels Corp. (a)	3,619	35,647
Red Robin Gourmet Burgers, Inc. (a)	3,797	214,151
Red Rock Resorts, Inc. Class A,	16,513	557,149
Ruth’s Hospitality Group, Inc.	4,915	106,410
Scientific Games Corp. Class A, (a)	15,154	777,400
SeaWorld Entertainment, Inc. (a) (b)	19,746	267,953
Shake Shack, Inc. Class A, (a) (b)	5,382	232,502
Sonic Corp. (b)	13,670	375,652
Speedway Motorsports, Inc.	4,262	80,424
Texas Roadhouse, Inc.	19,412	1,022,624
Town Sports International Holdings, Inc. (a)	5,765	31,996
Wendy’s Co.	53,559	879,439
Wingstop, Inc.	7,282	283,852
Zoe’s Kitchen, Inc. (a) (b)	338	5,651

		19,483,303

HOUSEHOLD DURABLES — 1.5%
AV Homes, Inc. (a) (b)	4,169	69,414
Bassett Furniture Industries, Inc.	1,881	70,726
Beazer Homes USA, Inc. (a)	7,552	145,074
Cavco Industries, Inc. (a)	1,576	240,498

See accompanying notes to financial statements.

42

SPDR Portfolio Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Century Communities, Inc. (a)	4,200	$130,620
CSS Industries, Inc.	2,634	73,304
Ethan Allen Interiors, Inc.	7,360	210,496
Flexsteel Industries, Inc.	2,440	114,143
GoPro, Inc. Class A, (a) (b)	30,407	230,181
Green Brick Partners, Inc. (a)	10,577	119,520
Hamilton Beach Brands Holding Co. Class A,	2,211	56,801
Helen of Troy, Ltd. (a)	8,219	791,901
Hooker Furniture Corp.	2,235	94,876
Hovnanian Enterprises, Inc. Class A, (a) (b)	14,057	47,091
Installed Building Products, Inc. (a)	5,845	443,928
iRobot Corp. (a) (b)	7,777	596,496
KB Home	16,589	530,018
La-Z-Boy, Inc.	14,914	465,317
LGI Homes, Inc. (a) (b)	3,620	271,609
Libbey, Inc.	4,401	33,095
Lifetime Brands, Inc.	2,737	45,160
M/I Homes, Inc. (a)	4,232	145,581
MDC Holdings, Inc.	8,290	264,288
Meritage Homes Corp. (a)	6,308	322,970
New Home Co. Inc. (a)	2,837	35,548
PICO Holdings, Inc. (a)	3,139	40,179
Skyline Corp. (a)	1,464	18,812
Taylor Morrison Home Corp. Class A, (a)	17,679	432,605
Tempur Sealy International, Inc. (a) (b)	11,630	729,085
TopBuild Corp. (a)	6,867	520,106
TRI Pointe Group, Inc. (a)	26,376	472,658
Tupperware Brands Corp.	11,339	710,955
Universal Electronics, Inc. (a)	4,177	197,363
Vuzix Corp. (a) (b)	4,010	25,062
William Lyon Homes Class A, (a) (b)	7,111	206,788
ZAGG, Inc. (a)	6,592	121,622

		9,023,890

HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (a)	2,446	95,198
Energizer Holdings, Inc. (b)	14,367	689,329
HRG Group, Inc. (a)	39,021	661,406
Oil-Dri Corp. of America	1,187	49,261
Orchids Paper Products Co.	133	1,702
WD-40 Co. (b)	3,380	398,840

		1,895,736

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
Dynegy, Inc. (a)	33,906	401,786
NRG Yield, Inc. Class A,	4,162	78,454
NRG Yield, Inc. Class C,	3,100	58,590
Ormat Technologies, Inc.	6,929	443,179
Pattern Energy Group, Inc. (b)	20,210	434,313
TerraForm Power, Inc. Class A, (b)	19,695	235,554

		1,651,876

INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	10,258	352,362

INSURANCE — 2.3%
Ambac Financial Group, Inc. (a)	12,349	197,337
American Equity Investment Life Holding Co.	15,567	478,374
American National Insurance Co.	4,401	564,428
AMERISAFE, Inc.	5,457	336,151
AmTrust Financial Services, Inc. (b)	29,707	299,149
Atlas Financial Holdings, Inc. (a)	2,246	46,155
Baldwin & Lyons, Inc. Class B,	302	7,233
Citizens, Inc. (a) (b)	14,799	108,773
CNO Financial Group, Inc.	31,794	784,994
Crawford & Co. Class B,	2,346	22,569
Donegal Group, Inc. Class A,	491	8,494
eHealth, Inc. (a)	5,424	94,215
EMC Insurance Group, Inc.	3,576	102,595
Employers Holdings, Inc.	9,112	404,573
FBL Financial Group, Inc. Class A,	1,689	117,639
Federated National Holding Co.	415	6,877
Genworth Financial, Inc. Class A, (a)	145,612	452,853
Hallmark Financial Services, Inc. (a)	4,301	44,859
Hanover Insurance Group, Inc.	9,575	1,034,866
HCI Group, Inc.	415	12,409
Health Insurance Innovations, Inc. Class A, (a) (b)	300	7,485
Heritage Insurance Holdings, Inc.	3,468	62,493
Horace Mann Educators Corp.	8,985	396,239
Independence Holding Co.	1,173	32,199
Infinity Property & Casualty Corp.	2,790	295,740
Investors Title Co.	361	71,604
Kemper Corp.	8,785	605,287
Kingstone Cos., Inc.	2,055	38,634
Kinsale Capital Group, Inc.	3,471	156,195
MBIA, Inc. (a) (b)	38,784	283,899
Mercury General Corp.	6,446	344,474
National General Holdings Corp.	13,645	267,988
National Western Life Group, Inc. Class A,	855	283,022
Navigators Group, Inc.	6,677	325,170
Primerica, Inc.	10,420	1,058,151
ProAssurance Corp.	11,630	664,654
RLI Corp.	11,608	704,141
Safety Insurance Group, Inc.	3,973	319,429
Selective Insurance Group, Inc.	10,147	595,629
State Auto Financial Corp.	2,589	75,392
Stewart Information Services Corp.	6,267	265,094
Trupanion, Inc. (a)	6,529	191,104
United Fire Group, Inc.	6,172	281,320
United Insurance Holdings Corp.	5,704	98,394
Universal Insurance Holdings, Inc. (b)	9,029	246,943
White Mountains Insurance Group, Ltd.	682	580,573

		13,375,796

See accompanying notes to financial statements.

43

SPDR Portfolio Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
INTERNET & CATALOG RETAIL — 0.7%
1-800-Flowers.com, Inc. Class A, (a)	1,800	$19,260
Duluth Holdings, Inc. Class B, (a) (b)	4,304	76,826
FTD Cos., Inc. (a)	338	2,430
Gaia, Inc. (a)	2,246	27,850
Groupon, Inc. (a) (b)	111,388	568,079
HSN, Inc.	8,976	362,181
Lands’ End, Inc. (a)	300	5,865
Liberty Expedia Holdings, Inc. Class A, (a)	12,121	537,324
Liberty TripAdvisor Holdings, Inc. Class A, (a)	1,242	11,706
Nutrisystem, Inc.	8,583	451,466
Overstock.com, Inc. (a) (b)	2,754	175,981
PetMed Express, Inc. (b)	2,985	135,817
Shutterfly, Inc. (a)	10,189	506,903
US Auto Parts Network, Inc. (a)	6,938	17,484
Wayfair, Inc. Class A, (a)	12,021	964,926

		3,864,098

INTERNET SOFTWARE & SERVICES — 2.7%
2U, Inc. (a) (b)	8,574	553,109
Actua Corp. (a)	8,112	126,547
Alarm.com Holdings, Inc. (a)	4,541	171,423
Alteryx, Inc. Class A, (a)	1,955	49,403
Amber Road, Inc. (a)	5,083	37,309
ANGI Homeservices, Inc. Class A, (a)	11,530	120,604
Appfolio, Inc. Class A, (a)	2,414	100,181
Apptio, Inc. Class A, (a)	5,857	137,757
Bazaarvoice, Inc. (a)	25,683	139,972
Benefitfocus, Inc. (a) (b)	7,259	195,993
Blucora, Inc. (a)	12,030	265,863
Box, Inc. Class A, (a)	24,333	513,913
Brightcove, Inc. (a)	9,971	70,794
Carbonite, Inc. (a)	4,130	103,663
Care.com, Inc. (a)	4,611	83,182
ChannelAdvisor Corp. (a)	471	4,239
Cision, Ltd. (a) (b)	7,329	86,995
Cloudera, Inc. (a)	16,613	274,447
CommerceHub, Inc. Series A, (a)	3,028	66,586
Cornerstone OnDemand, Inc. (a)	15,961	563,902
Coupa Software, Inc. (a)	6,206	193,751
DHI Group, Inc. (a)	12,412	23,583
Endurance International Group Holdings, Inc. (a)	18,534	155,686
Envestnet, Inc. (a)	12,327	614,501
Etsy, Inc. (a)	18,412	376,525
Five9, Inc. (a)	10,086	250,940
GoDaddy, Inc. Class A, (a)	19,059	958,287
Gogo, Inc. (a) (b)	15,704	177,141
GrubHub, Inc. (a)	19,251	1,382,222
GTT Communications, Inc. (a) (b)	7,019	329,542
Hortonworks, Inc. (a)	15,153	304,727
Instructure, Inc. (a)	5,495	181,885
Internap Corp. (a)	5,286	83,043
j2 Global, Inc.	14,400	1,080,432
Leaf Group, Ltd. (a)	2,446	24,215
Limelight Networks, Inc. (a)	25,973	114,541
Liquidity Services, Inc. (a)	5,765	27,960
LivePerson, Inc. (a)	16,637	191,325
Marchex, Inc. Class B, (a)	7,329	23,673
Match Group, Inc. (a) (b)	8,211	257,086
Meet Group, Inc. (a) (b)	1,147	3,235
MINDBODY, Inc. Class A, (a)	7,422	226,000
MuleSoft, Inc. Class A, (a)	916	21,306
New Relic, Inc. (a)	8,649	499,653
NIC, Inc.	18,994	315,300
Nutanix, Inc. Class A, (a) (b)	15,273	538,831
Pandora Media, Inc. (a) (b)	57,244	275,916
Q2 Holdings, Inc. (a)	7,762	286,030
QuinStreet, Inc. (a)	7,820	65,532
Quotient Technology, Inc. (a)	20,693	243,143
Reis, Inc.	1,955	40,371
Seven Stars Cloud Group, Inc. (a)	7,720	35,589
Shutterstock, Inc. (a)	5,436	233,911
SPS Commerce, Inc. (a)	4,947	240,375
Stamps.com, Inc. (a)	2,726	512,488
Synacor, Inc. (a)	8,010	18,423
TechTarget, Inc. (a)	6,957	96,841
Telaria, Inc. (a)	4,983	20,081
Trade Desk, Inc. Class A, (a) (b)	6,702	306,482
TrueCar, Inc. (a) (b)	18,631	208,667
Twilio, Inc. Class A, (a) (b)	19,053	449,651
Web.com Group, Inc. (a)	12,751	277,972
XO Group, Inc. (a)	7,829	144,523
Yelp, Inc. (a)	13,757	577,244
YuMe, Inc.	7,820	37,380

		16,091,891

IT SERVICES — 2.2%
Acxiom Corp. (a)	22,275	613,899
ALJ Regional Holdings, Inc. (a)	3,519	11,085
Black Knight, Inc. (a)	6,156	271,787
Blackhawk Network Holdings, Inc. (a)	16,233	578,706
CACI International, Inc. Class A, (a)	3,842	508,489
Cardtronics PLC Class A, (a)	790	14,631
Cass Information Systems, Inc.	3,221	187,494
Conduent, Inc. (a)	46,259	747,545
Convergys Corp.	26,035	611,822
CoreLogic, Inc. (a)	18,444	852,297
CSG Systems International, Inc.	9,048	396,483
DST Systems, Inc.	13,094	812,745
EPAM Systems, Inc. (a)	11,606	1,246,833
Everi Holdings, Inc. (a)	13,568	102,303
EVERTEC, Inc.	18,566	253,426
ExlService Holdings, Inc. (a)	5,869	354,194
Hackett Group, Inc.	7,444	116,945
Helios & Matheson Analytics, Inc. (a) (b)	1,173	7,402
Information Services Group, Inc. (a)	6,010	25,062
ManTech International Corp. Class A,	7,010	351,832
MAXIMUS, Inc.	19,483	1,394,593
MoneyGram International, Inc. (a)	3,404	44,865
Perficient, Inc. (a)	9,813	187,134

See accompanying notes to financial statements.

44

SPDR Portfolio Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
PFSweb, Inc. (a)	3,519	$26,146
PRGX Global, Inc. (a)	4,301	30,537
Science Applications International Corp.	12,761	977,110
ServiceSource International, Inc. (a)	1,918	5,927
StarTek, Inc. (a)	2,837	28,285
Sykes Enterprises, Inc. (a)	12,017	377,935
Syntel, Inc. (a)	2,243	51,567
TeleTech Holdings, Inc.	2,608	104,972
Teradata Corp. (a)	30,578	1,176,030
Unisys Corp. (a) (b)	897	7,310
Virtusa Corp. (a)	8,291	365,467

		12,842,858

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Acushnet Holdings Corp. (b)	769	16,211
American Outdoor Brands Corp. (a) (b)	17,383	223,198
Callaway Golf Co.	25,496	355,159
Clarus Corp. (a)	4,983	39,117
Escalade, Inc.	2,346	28,856
Johnson Outdoors, Inc. Class A,	1,961	121,758
Malibu Boats, Inc. Class A, (a)	3,491	103,787
MCBC Holdings, Inc. (a)	4,373	97,168
Nautilus, Inc. (a)	9,235	123,287
Sturm Ruger & Co., Inc. (b)	5,422	302,819
Vista Outdoor, Inc. (a)	1,204	17,542

		1,428,902

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Accelerate Diagnostics, Inc. (a) (b)	9,409	246,516
Bio-Techne Corp.	8,211	1,063,735
Bruker Corp.	22,869	784,864
Cambrex Corp. (a)	9,112	437,376
ChromaDex Corp. (a) (b)	6,156	36,197
Enzo Biochem, Inc. (a)	12,848	104,711
Fluidigm Corp. (a)	2,788	16,421
Harvard Bioscience, Inc. (a)	7,429	24,516
Luminex Corp.	11,138	219,419
NanoString Technologies, Inc. (a)	357	2,667
NeoGenomics, Inc. (a)	16,664	147,643
Pacific Biosciences of California, Inc. (a) (b)	31,022	81,898
PRA Health Sciences, Inc. (a)	9,309	847,771

		4,013,734

MACHINERY — 4.1%
Actuant Corp. Class A,	19,327	488,973
Alamo Group, Inc.	2,788	314,682
Albany International Corp. Class A,	8,219	505,058
Altra Industrial Motion Corp.	7,889	397,606
American Railcar Industries, Inc.	4,560	189,878
Astec Industries, Inc.	5,810	339,885
Barnes Group, Inc.	8,957	566,709
Blue Bird Corp. (a)	2,637	52,476
Briggs & Stratton Corp.	6,712	170,283
Chart Industries, Inc. (a)	3,892	182,379
CIRCOR International, Inc.	4,615	224,658
Columbus McKinnon Corp.	5,786	231,324
Commercial Vehicle Group, Inc. (a)	5,765	61,628
DMC Global, Inc.	2,986	74,799
Douglas Dynamics, Inc.	4,062	153,544
Eastern Co.	1,273	33,289
Energy Recovery, Inc. (a) (b)	10,789	94,404
EnPro Industries, Inc.	4,003	374,321
ESCO Technologies, Inc.	7,753	467,118
ExOne Co. (a)	2,346	19,706
Federal Signal Corp.	12,908	259,322
Franklin Electric Co., Inc.	7,985	366,511
FreightCar America, Inc.	2,837	48,456
Gencor Industries, Inc. (a)	1,955	32,355
Global Brass & Copper Holdings, Inc.	6,117	202,473
Gorman-Rupp Co.	6,176	192,753
Graham Corp.	3,016	63,125
Greenbrier Cos., Inc. (b)	7,830	417,339
Hardinge, Inc.	2,737	47,679
Harsco Corp. (a)	22,726	423,840
Hillenbrand, Inc.	16,929	756,726
Hurco Cos., Inc.	1,249	52,708
Hyster-Yale Materials Handling, Inc.	1,574	134,042
ITT, Inc.	18,959	1,011,842
John Bean Technologies Corp.	5,555	615,494
Kadant, Inc.	2,027	203,511
Kennametal, Inc.	14,329	693,667
Key Technology, Inc. (a)	1,173	21,618
LB Foster Co. Class A, (a)	1,855	50,363
Lindsay Corp.	1,909	168,374
Lydall, Inc. (a)	5,018	254,663
Manitex International, Inc. (a)	3,128	30,029
Manitowoc Co., Inc. (a)	9,019	354,807
Meritor, Inc. (a)	24,374	571,814
Milacron Holdings Corp. (a)	19,716	377,364
Miller Industries, Inc.	3,390	87,462
Mueller Industries, Inc.	16,234	575,171
Mueller Water Products, Inc. Class A,	44,960	563,349
Navistar International Corp. (a)	20,287	869,907
NN, Inc.	7,830	216,108
Omega Flex, Inc.	672	47,988
Park-Ohio Holdings Corp.	909	41,769
Proto Labs, Inc. (a)	7,060	727,180
RBC Bearings, Inc. (a)	4,148	524,307
REV Group, Inc.	7,866	255,881
Rexnord Corp. (a)	28,760	748,335
Spartan Motors, Inc.	6,126	96,485
SPX Corp. (a)	12,390	388,922
SPX FLOW, Inc. (a)	9,759	464,040
Standex International Corp.	2,392	243,625
Sun Hydraulics Corp.	4,686	303,137
Tennant Co.	5,420	393,763
Terex Corp.	18,835	908,224
Timken Co.	15,831	778,094
Titan International, Inc.	13,671	176,082
TriMas Corp. (a)	8,093	216,488
Trinity Industries, Inc.	34,499	1,292,333
Twin Disc, Inc. (a)	1,464	38,898
Wabash National Corp. (b)	18,236	395,721

See accompanying notes to financial statements.

45

SPDR Portfolio Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Watts Water Technologies, Inc. Class A,	6,892	$523,447
Welbilt, Inc. (a)	34,221	804,536

		23,974,847

MARINE — 0.2%
Genco Shipping & Trading, Ltd. (a)	6,010	80,053
Kirby Corp. (a)	10,457	698,528
Matson, Inc.	13,203	393,977

		1,172,558

MEDIA — 1.9%
AMC Entertainment Holdings, Inc. Class A, (b)	924	13,952
AMC Networks, Inc. Class A, (a)	10,748	581,252
Beasley Broadcast Group, Inc. Class A,	1,464	19,618
Cable One, Inc.	1,073	754,695
Clear Channel Outdoor Holdings, Inc. Class A,	9,384	43,166
Daily Journal Corp. (a) (b)	357	82,189
Entercom Communications Corp. Class A,	3,510	37,908
Entravision Communications Corp. Class A,	21,512	153,811
EW Scripps Co. Class A, (a)	19,737	308,489
Gannett Co., Inc.	33,960	393,596
Global Eagle Entertainment, Inc. (a) (b)	1,090	2,496
Gray Television, Inc. (a)	19,003	318,300
Hemisphere Media Group, Inc. (a)	4,201	48,522
Lee Enterprises, Inc. (a) (b)	10,948	25,728
Loral Space & Communications, Inc. (a)	5,070	223,334
Madison Square Garden Co. Class A, (a)	3,910	824,423
MDC Partners, Inc. Class A, (a)	17,616	171,756
Meredith Corp. (b)	11,107	733,617
MSG Networks, Inc. Class A, (a)	17,775	359,944
National CineMedia, Inc.	1,283	8,801
New Media Investment Group, Inc.	6,956	116,722
New York Times Co. Class A,	37,881	700,798
Nexstar Media Group, Inc. Class A, (b)	12,787	999,943
Regal Entertainment Group Class A, (b)	26,779	616,185
Saga Communications, Inc. Class A,	1,073	43,403
Salem Media Group, Inc.	2,837	12,767
Scholastic Corp.	7,843	314,583

Sinclair Broadcast Group, Inc. Class A, (b)	20,990	794,471
TEGNA, Inc.	51,088	719,319
Time, Inc.	30,199	557,172
Townsquare Media, Inc. Class A, (a)	1,855	14,246
Tribune Media Co. Class A,	19,617	833,134
tronc, Inc. (a)	2,846	50,061
World Wrestling Entertainment, Inc. Class A,	8,534	260,970

		11,139,371

METALS & MINING — 1.2%
AK Steel Holding Corp. (a) (b)	91,942	520,392
Allegheny Technologies, Inc. (a) (b)	18,928	456,922
Ampco-Pittsburgh Corp.	1,955	24,242
Carpenter Technology Corp.	8,866	452,077
Century Aluminum Co. (a)	14,440	283,602
Cleveland-Cliffs, Inc. (a) (b)	84,570	609,750
Coeur Mining, Inc. (a)	54,469	408,517
Commercial Metals Co.	33,014	703,858
Compass Minerals International, Inc. (b)	5,923	427,937
Ferroglobe Representation & Warranty Insurance Trust (a) (c)	5,429	—
Gold Resource Corp.	16,637	73,203
Haynes International, Inc.	3,783	121,245
Hecla Mining Co.	117,904	468,079
Kaiser Aluminum Corp.	3,175	339,249
Materion Corp.	3,675	178,605
McEwen Mining, Inc. (a) (b)	55,289	126,059
Mesabi Trust	331	8,358
Olympic Steel, Inc.	2,346	50,416
Ryerson Holding Corp. (a)	4,201	43,690
Schnitzer Steel Industries, Inc. Class A,	5,307	177,784
SunCoke Energy, Inc. (a)	6,233	74,734
Synalloy Corp.	1,464	19,618
Tahoe Resources, Inc.	83,984	402,283
TimkenSteel Corp. (a) (b)	12,484	189,632
Universal Stainless & Alloy Products, Inc. (a)	1,464	31,359
Warrior Met Coal, Inc. (b)	8,582	215,837
Worthington Industries, Inc.	13,574	598,070

		7,005,518

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.0%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	26,774	493,980
Arbor Realty Trust, Inc. (b)	10,848	93,727
Ares Commercial Real Estate Corp. REIT	2,796	36,068
Blackstone Mortgage Trust, Inc. Class A, (b)	17,886	575,572
Capstead Mortgage Corp. REIT	27,707	239,666
Cherry Hill Mortgage Investment Corp.	2,737	49,239
Chimera Investment Corp. REIT	42,319	782,055
CYS Investments, Inc. REIT	45,727	367,188
Dynex Capital, Inc. REIT	12,729	89,230
Ellington Residential Mortgage REIT	2,637	31,749
Granite Point Mortgage Trust, Inc.	7,429	131,790
Great Ajax Corp. REIT	3,525	48,716
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	8,757	210,693
Invesco Mortgage Capital, Inc. REIT	17,746	316,411
Ladder Capital Corp. REIT	26,335	358,946
MFA Financial, Inc. REIT	93,551	740,924
MTGE Investment Corp. REIT	13,232	244,792

See accompanying notes to financial statements.

46

SPDR Portfolio Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
New York Mortgage Trust, Inc. REIT (b)	32,619	$201,259
Orchid Island Capital, Inc. REIT (b)	1,209	11,220
Owens Realty Mortgage, Inc. REIT	1,274	20,397
PennyMac Mortgage Investment Trust REIT	20,571	330,576
Redwood Trust, Inc. REIT	21,349	316,392
Resource Capital Corp. REIT (b)	1,799	16,857
Sutherland Asset Management Corp.	7,038	106,626
Western Asset Mortgage Capital Corp.	1,052	10,467

		5,824,540

MULTI-UTILITIES — 0.5%
Avista Corp.	18,563	955,809
Black Hills Corp. (b)	15,271	917,940
NorthWestern Corp.	14,786	882,724
Unitil Corp.	4,188	191,056

		2,947,529

MULTILINE RETAIL — 0.4%
Big Lots, Inc. (b)	10,784	605,521
Dillard’s, Inc. Class A, (b)	4,735	284,337
Fred’s, Inc. Class A, (b)	695	2,815
JC Penney Co., Inc. (a) (b)	107,224	338,828
Ollie’s Bargain Outlet Holdings, Inc. (a)	15,215	810,199
Sears Holdings Corp. (a)	19,617	70,229
Tuesday Morning Corp. (a) (b)	9,675	26,606

		2,138,535

OIL, GAS & CONSUMABLE FUELS — 3.2%
Abraxas Petroleum Corp. (a)	14,403	35,431
Adams Resources & Energy, Inc.	491	21,359
Approach Resources, Inc. (a)	19,318	57,181
Arch Coal, Inc. Class A, (b)	6,296	586,535
Bill Barrett Corp. (a)	22,577	115,820
Bonanza Creek Energy, Inc. (a)	4,723	130,308
California Resources Corp. (a) (b)	14,836	288,412
Callon Petroleum Co. (a) (b)	59,090	717,943
Carrizo Oil & Gas, Inc. (a) (b)	22,285	474,225
Centennial Resource Development, Inc. Class A, (a) (b)	28,225	558,855
Chesapeake Energy Corp. (a) (b)	248,769	985,125
Clean Energy Fuels Corp. (a)	2,408	4,888
Cloud Peak Energy, Inc. (a)	16,712	74,368
CNX Resources Corp. (a)	60,069	878,809
CONSOL Energy, Inc. (a)	7,491	295,969
Contango Oil & Gas Co. (a)	14,442	68,022
CVR Energy, Inc. (b)	19,641	731,431
Delek US Holdings, Inc.	24,399	852,501
Denbury Resources, Inc. (a) (b)	132,757	293,393
Dorian LPG, Ltd. (a)	6,810	55,978
Eclipse Resources Corp. (a)	31,722	76,133
Enbridge Energy Management LLC (a) (b)	20,008	267,907
Enduro Royalty Trust	662	2,052
Evolution Petroleum Corp.	733	5,021
Extraction Oil & Gas, Inc. (a) (b)	21,796	311,901
Gener8 Maritime, Inc. (a) (b)	15,217	100,737
Green Plains, Inc.	10,593	178,492
Gulfport Energy Corp. (a)	38,676	493,506
Halcon Resources Corp. (a)	37,488	283,784
Hallador Energy Co.	3,519	21,431
International Seaways, Inc. (a)	3,091	57,060
Jones Energy, Inc. Class A, (a) (b)	25,997	28,597
Laredo Petroleum, Inc. (a)	44,050	467,370
Lilis Energy, Inc. (a) (b)	2,256	11,528
Matador Resources Co. (a) (b)	27,691	862,021
Midstates Petroleum Co., Inc. (a)	5,865	97,242
NACCO Industries, Inc. Class A,	1,279	48,154
Oasis Petroleum, Inc. (a)	69,377	583,461
Pacific Ethanol, Inc. (a)	1,409	6,411
Panhandle Oil and Gas, Inc. Class A,	2,702	55,526
Par Pacific Holdings, Inc. (a)	9,394	181,116
PBF Energy, Inc. Class A,	23,360	828,112
PDC Energy, Inc. (a)	19,714	1,016,060
Penn Virginia Corp. (a)	3,379	132,153
QEP Resources, Inc. (a)	61,956	592,919
Renewable Energy Group, Inc. (a) (b)	5,983	70,599
Resolute Energy Corp. (a) (b)	6,614	208,143
REX American Resources Corp. (a)	1,621	134,203
Ring Energy, Inc. (a)	14,926	207,471
Sabine Royalty Trust	375	16,725
San Juan Basin Royalty Trust	1,257	10,358
Sanchez Energy Corp. (a) (b)	21,894	116,257
SandRidge Energy, Inc. (a)	8,051	169,635
SandRidge Permian Trust	1,125	2,306
SemGroup Corp. Class A,	20,646	623,509
SilverBow Resources, Inc. (a)	2,446	72,695
SM Energy Co.	24,852	548,732
Southwestern Energy Co. (a)	141,152	787,628
SRC Energy, Inc. (a) (b)	58,257	496,932
Stone Energy Corp. (a)	5,341	171,767
Tellurian, Inc. (a)	17,816	173,528
Uranium Energy Corp. (a) (b)	38,676	68,457
W&T Offshore, Inc. (a)	21,796	72,145
Whiting Petroleum Corp. (a)	24,101	638,194
World Fuel Services Corp.	14,367	404,287
Zion Oil & Gas, Inc. (a) (b)	15,149	32,722

		18,961,540

PAPER & FOREST PRODUCTS — 0.8%
Boise Cascade Co.	11,147	444,765
Clearwater Paper Corp. (a)	5,076	230,450
Deltic Timber Corp.	2,271	207,910
Domtar Corp.	14,267	706,502
KapStone Paper and Packaging Corp.	25,188	571,516
Louisiana-Pacific Corp. (a)	26,371	692,503
Mercer International, Inc.	8,010	114,543
Neenah Paper, Inc.	5,446	493,680
PH Glatfelter Co.	13,647	292,592
Resolute Forest Products, Inc. (a)	17,640	194,922
Schweitzer-Mauduit International, Inc.	9,640	437,270
Verso Corp. Class A, (a)	5,474	96,178

		4,482,831

See accompanying notes to financial statements.

47

SPDR Portfolio Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
PERSONAL PRODUCTS — 0.3%
Avon Products, Inc. (a)	102,835	$221,095
elf Beauty, Inc. (a) (b)	6,955	155,166
Inter Parfums, Inc.	3,398	147,643
Medifast, Inc.	3,391	236,726
Natural Health Trends Corp.	95	1,443
Nature’s Sunshine Products, Inc.	3,228	37,283
Nu Skin Enterprises, Inc. Class A,	11,139	760,014
USANA Health Sciences, Inc. (a)	2,994	221,706
Veru, Inc. (a) (b)	12,512	14,389

		1,795,465

PHARMACEUTICALS — 1.8%
AcelRx Pharmaceuticals, Inc. (a) (b)	20,132	40,767
Aclaris Therapeutics, Inc. (a) (b)	870	21,454
Adamis Pharmaceuticals Corp. (a) (b)	6,256	27,526
Aerie Pharmaceuticals, Inc. (a) (b)	5,783	345,534
Agile Therapeutics, Inc. (a)	4,201	11,301
Akorn, Inc. (a)	21,696	699,262
Amphastar Pharmaceuticals, Inc. (a)	10,731	206,465
ANI Pharmaceuticals, Inc. (a)	877	56,523
Aratana Therapeutics, Inc. (a) (b)	11,916	62,678
Assembly Biosciences, Inc. (a)	3,850	174,213
Axsome Therapeutics, Inc. (a) (b)	3,519	19,706
BioDelivery Sciences International, Inc. (a) (b)	11,730	34,604
Clearside Biomedical, Inc. (a)	4,692	32,844
Collegium Pharmaceutical, Inc. (a)	7,051	130,162
Corcept Therapeutics, Inc. (a) (b)	27,136	490,076
Corium International, Inc. (a) (b)	7,482	71,902
Cumberland Pharmaceuticals, Inc. (a)	2,246	16,665
Cymabay Therapeutics, Inc. (a) (b)	8,602	79,138
Depomed, Inc. (a)	18,240	146,832
Dermira, Inc. (a)	1,232	34,262
Durect Corp. (a)	77,088	71,060
Impax Laboratories, Inc. (a)	21,476	357,575
Innoviva, Inc. (a)	23,138	328,328
Intersect ENT, Inc. (a)	7,491	242,708
Intra-Cellular Therapies, Inc. (a)	9,877	143,019
Lannett Co., Inc. (a) (b)	8,275	191,980
Marinus Pharmaceuticals, Inc. (a)	6,647	54,240
Medicines Co. (a) (b)	20,266	554,073
Melinta Therapeutics, Inc. (a)	133	2,101
MyoKardia, Inc. (a)	5,514	232,139
Nektar Therapeutics (a)	38,275	2,285,783
Neos Therapeutics, Inc. (a)	4,201	42,850
Ocular Therapeutix, Inc. (a)	714	3,177
Omeros Corp. (a) (b)	16,512	320,828
Pacira Pharmaceuticals, Inc. (a)	11,162	509,545
Paratek Pharmaceuticals, Inc. (a)	6,986	125,049
Phibro Animal Health Corp. Class A,	5,298	177,483
Prestige Brands Holdings, Inc. (a)	16,781	745,244
Reata Pharmaceuticals, Inc. Class A, (a) (b)	3,596	101,839
Revance Therapeutics, Inc. (a)	6,234	222,866
Sucampo Pharmaceuticals, Inc. Class A, (a) (b)	414	7,431
Supernus Pharmaceuticals, Inc. (a)	13,629	543,116
Teligent, Inc. (a)	790	2,868
Tetraphase Pharmaceuticals, Inc. (a)	13,533	85,258
TherapeuticsMD, Inc. (a) (b)	44,598	269,372
WaVe Life Sciences, Ltd. (a) (b)	4,898	171,920
Zogenix, Inc. (a)	3,624	145,141
Zynerba Pharmaceuticals, Inc. (a) (b)	1,955	24,477

		10,663,384

PROFESSIONAL SERVICES — 1.2%
Acacia Research Corp. (a)	11,921	48,280
Barrett Business Services, Inc.	2,068	133,365
BG Staffing, Inc.	1,564	24,930
CBIZ, Inc. (a)	15,136	233,851
CRA International, Inc.	1,943	87,338
Dun & Bradstreet Corp.	8,402	994,881
Exponent, Inc.	4,536	322,510
Forrester Research, Inc.	1,823	80,577
Franklin Covey Co. (a)	2,346	48,679
FTI Consulting, Inc. (a)	12,006	515,778
GP Strategies Corp. (a)	4,188	97,162
Heidrick & Struggles International, Inc.	6,162	151,277
Hill International, Inc. (a)	9,184	50,053
Huron Consulting Group, Inc. (a)	6,581	266,201
ICF International, Inc. (a)	5,322	279,405
Insperity, Inc.	8,642	495,619
Kelly Services, Inc. Class A,	2,703	73,711
Kforce, Inc.	7,006	176,901
Korn/Ferry International	12,502	517,333
Mistras Group, Inc. (a)	5,369	126,010
Navigant Consulting, Inc. (a)	14,794	287,151
On Assignment, Inc. (a)	10,780	692,831
Resources Connection, Inc.	3,815	58,942
RPX Corp.	4,290	57,658
TriNet Group, Inc. (a)	10,010	443,843
TrueBlue, Inc. (a)	12,299	338,222
WageWorks, Inc. (a)	11,603	719,386
Willdan Group, Inc. (a)	300	7,182

		7,329,076

REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.2%
Acadia Realty Trust REIT	24,743	676,969
AG Mortgage Investment Trust, Inc. REIT	8,311	157,992
Agree Realty Corp. REIT	7,804	401,438
Alexander’s, Inc. REIT	795	314,701
American Assets Trust, Inc. REIT	11,543	441,404
Anworth Mortgage Asset Corp. REIT	27,173	147,821
ARMOUR Residential REIT, Inc. (b)	12,697	326,567
Ashford Hospitality Prime, Inc. REIT	638	6,208
Ashford Hospitality Trust, Inc. REIT	25,073	168,741
Brandywine Realty Trust REIT	31,360	570,438
CBL & Associates Properties, Inc. REIT (b)	49,549	280,447
Cedar Realty Trust, Inc. REIT	28,185	171,365

See accompanying notes to financial statements.

48

SPDR Portfolio Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Chesapeake Lodging Trust REIT	8,311	$225,145
Columbia Property Trust, Inc. REIT	28,734	659,445
Corporate Office Properties Trust REIT	24,042	702,026
Cousins Properties, Inc. REIT	121,367	1,122,645
DDR Corp. REIT	81,677	731,826
DiamondRock Hospitality Co. REIT	58,148	656,491
Easterly Government Properties, Inc. REIT (b)	12,443	265,534
EastGroup Properties, Inc. REIT	8,200	724,716
Education Realty Trust, Inc. REIT	21,018	733,949
Equity Commonwealth REIT (a)	24,359	743,193
First Industrial Realty Trust, Inc. REIT	28,685	902,717
Franklin Street Properties Corp. REIT	34,140	366,664
Healthcare Realty Trust, Inc. REIT	33,025	1,060,763
Hersha Hospitality Trust REIT	771	13,415
Independence Realty Trust, Inc. REIT	19,417	195,918
Invitation Homes, Inc. REIT	539	12,704
Kite Realty Group Trust REIT	24,859	487,236
LaSalle Hotel Properties REIT	32,174	903,124
Life Storage, Inc. REIT	10,848	966,231
LTC Properties, Inc. REIT	10,824	471,385
Mack-Cali Realty Corp. REIT	25,997	560,495
National Storage Affiliates Trust REIT	10,885	296,725
NexPoint Residential Trust, Inc. REIT	7,428	207,538
NorthStar Realty Europe Corp. REIT	12,007	161,254
Paramount Group, Inc. REIT	50,563	801,424
Pebblebrook Hotel Trust REIT (b)	22,284	828,296
Pennsylvania Real Estate Investment Trust (b)	19,848	235,993
Piedmont Office Realty Trust, Inc. Class A, REIT	34,625	678,996
PS Business Parks, Inc. REIT	4,752	594,428
Ramco-Gershenson Properties Trust REIT	23,883	351,797
Retail Opportunity Investments Corp. REIT	30,420	606,879
Retail Properties of America, Inc. Class A, REIT	44,832	602,542
Rexford Industrial Realty, Inc. REIT	16,780	489,305
RLJ Lodging Trust REIT	49,903	1,096,369
Ryman Hospitality Properties, Inc. REIT	13,264	915,481
Saul Centers, Inc. REIT	3,984	246,012
Seritage Growth Properties Class A, REIT (b)	7,007	283,503
Summit Hotel Properties, Inc. REIT	29,259	445,615
Sunstone Hotel Investors, Inc. REIT	64,268	1,062,350
Tanger Factory Outlet Centers, Inc. REIT (b)	21,572	571,874
Taubman Centers, Inc. REIT (b)	13,876	907,907
Tier REIT, Inc.	8,782	179,065
Two Harbors Investment Corp.	31,173	506,873
Universal Health Realty Income Trust REIT	4,070	305,698
Urban Edge Properties REIT	27,562	702,555
Washington Prime Group, Inc. REIT (b)	53,359	379,916
Washington Real Estate Investment Trust	20,637	642,223
Xenia Hotels & Resorts, Inc. REIT	15,523	335,142

		30,605,473

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Altisource Asset Management Corp. (a)	291	23,746
Consolidated-Tomoka Land Co.	1,247	79,185
Forestar Group, Inc. (a) (b)	8,532	187,704
FRP Holdings, Inc. (a)	2,415	106,864
Griffin Industrial Realty, Inc.	682	25,029
HFF, Inc. Class A,	6,132	298,260
Kennedy-Wilson Holdings, Inc.	35,726	619,846
Marcus & Millichap, Inc. (a)	1,458	47,545
Maui Land & Pineapple Co., Inc. (a)	1,273	22,023
RE/MAX Holdings, Inc. Class A,	1,676	81,286
RMR Group, Inc. Class A,	1,482	87,883
St. Joe Co. (a)	17,406	314,178
Stratus Properties, Inc.	845	25,097
Tejon Ranch Co. (a)	6,215	129,023
Trinity Place Holdings, Inc. (a)	5,765	40,067

		2,087,736

ROAD & RAIL — 0.9%
ArcBest Corp.	7,559	270,234
Avis Budget Group, Inc. (a) (b)	16,001	702,124
Celadon Group, Inc.	5,865	37,536
Covenant Transportation Group, Inc. Class A, (a)	3,586	103,026
Daseke, Inc. (a)	4,983	71,207
Heartland Express, Inc.	13,269	309,698
Hertz Global Holdings, Inc. (a)	18,466	408,099
Landstar System, Inc.	9,575	996,758
Marten Transport, Ltd.	11,538	234,221
PAM Transportation Services, Inc. (a)	391	13,599
Roadrunner Transportation Systems, Inc. (a)	6,547	50,477
Ryder System, Inc.	12,312	1,036,301
Saia, Inc. (a)	7,069	500,132
Universal Logistics Holdings, Inc.	2,673	63,484
USA Truck, Inc. (a)	1,273	23,080
Werner Enterprises, Inc.	7,688	297,141
YRC Worldwide, Inc. (a)	8,995	129,348

		5,246,465

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Adesto Technologies Corp. (a)	3,028	19,531
Advanced Energy Industries, Inc. (a)	6,950	468,986
Alpha & Omega Semiconductor, Ltd. (a)	2,221	36,336
Ambarella, Inc. (a)	9,584	563,060

See accompanying notes to financial statements.

49

SPDR Portfolio Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Amkor Technology, Inc. (a)	29,356	$295,028
Amtech Systems, Inc. (a)	2,346	23,624
Axcelis Technologies, Inc. (a)	5,332	153,028
AXT, Inc. (a)	10,180	88,566
Brooks Automation, Inc.	13,517	322,380
Cabot Microelectronics Corp.	4,009	377,167
CEVA, Inc. (a)	6,169	284,699
Cirrus Logic, Inc. (a)	18,975	984,043
Cohu, Inc.	7,792	171,034
Cree, Inc. (a)	18,578	689,987
CyberOptics Corp. (a) (b)	1,855	27,825
Diodes, Inc. (a)	6,481	185,810
DSP Group, Inc. (a)	4,722	59,025
Entegris, Inc.	24,822	755,830
Everspin Technologies, Inc. (a) (b)	2,055	15,413
First Solar, Inc. (a)	17,104	1,154,862
FormFactor, Inc. (a)	13,080	204,702
GSI Technology, Inc. (a)	3,419	27,215
Ichor Holdings, Ltd. (a) (b)	3,130	76,998
Impinj, Inc. (a) (b)	5,704	128,511
Inphi Corp. (a) (b)	12,024	440,078
Integrated Device Technology, Inc. (a)	24,910	740,574
IXYS Corp. (a)	7,069	169,303
Kopin Corp. (a) (b)	19,800	63,360
Kulicke & Soffa Industries, Inc. (a)	15,831	385,247
Lattice Semiconductor Corp. (a)	34,365	198,630
MACOM Technology Solutions Holdings, Inc. (a) (b)	12,103	393,832
MagnaChip Semiconductor Corp. (a)	8,402	83,600
MaxLinear, Inc. (a)	16,507	436,115
Monolithic Power Systems, Inc.	6,952	781,127
Nanometrics, Inc. (a)	6,970	173,692
NeoPhotonics Corp. (a) (b)	9,777	64,333
NVE Corp.	1,020	87,720
PDF Solutions, Inc. (a) (b)	8,274	129,902
Photronics, Inc. (a)	21,430	182,691
Pixelworks, Inc. (a)	5,865	37,125
Power Integrations, Inc.	8,200	603,110
QuickLogic Corp. (a) (b)	20,132	35,030
Rambus, Inc. (a)	18,327	260,610
Rudolph Technologies, Inc. (a)	8,986	214,765
Semtech Corp. (a)	18,971	648,808
Sigma Designs, Inc. (a)	3,506	24,367
Silicon Laboratories, Inc. (a)	7,456	658,365
SolarEdge Technologies, Inc. (a)	7,329	275,204
SunPower Corp. (a) (b)	23,903	201,502
Synaptics, Inc. (a) (b)	10,736	428,796
Ultra Clean Holdings, Inc. (a)	11,162	257,731
Veeco Instruments, Inc. (a)	13,986	207,692
Versum Materials, Inc.	23,651	895,190
Xcerra Corp. (a)	14,053	137,579
Xperi Corp.	14,377	350,799

		16,680,537

SOFTWARE — 3.3%
8x8, Inc. (a)	25,936	365,698
A10 Networks, Inc. (a)	15,023	115,978
ACI Worldwide, Inc. (a)	17,362	393,597
Agilysys, Inc. (a)	5,083	62,419
American Software, Inc. Class A,	2,832	32,936
Asure Software, Inc. (a) (b)	2,737	38,646
Aware, Inc. (a)	3,228	14,526
Barracuda Networks, Inc. (a)	7,226	198,715
Blackbaud, Inc.	10,595	1,001,122
Blackline, Inc. (a) (b)	6,203	203,458
Bottomline Technologies de, Inc. (a)	11,135	386,162
BroadSoft, Inc. (a) (b)	5,020	275,598
Callidus Software, Inc. (a)	18,967	543,405
CommVault Systems, Inc. (a)	11,968	628,320
Datawatch Corp. (a)	2,346	22,287
Digimarc Corp. (a)	3,009	108,775
Digital Turbine, Inc. (a) (b)	11,339	20,297
Ebix, Inc. (b)	5,444	431,437
Ellie Mae, Inc. (a) (b)	9,811	877,103
Everbridge, Inc. (a)	5,406	160,666
Fair Isaac Corp.	5,711	874,925
FireEye, Inc. (a)	39,849	565,856
Glu Mobile, Inc. (a)	15,182	55,262
HubSpot, Inc. (a)	6,511	575,572
Imperva, Inc. (a)	10,790	428,363
Manhattan Associates, Inc. (a)	14,267	706,787
MicroStrategy, Inc. Class A, (a)	133	17,463
Mitek Systems, Inc. (a)	9,173	82,098
MobileIron, Inc. (a)	15,579	60,758
Model N, Inc. (a)	6,544	103,068
Monotype Imaging Holdings, Inc.	11,205	270,041
Park City Group, Inc. (a) (b)	3,228	30,827
Paycom Software, Inc. (a) (b)	10,972	881,381
Paylocity Holding Corp. (a)	7,080	333,893
Pegasystems, Inc.	10,425	491,539
Progress Software Corp.	8,457	360,014
Proofpoint, Inc. (a) (b)	12,340	1,095,915
PROS Holdings, Inc. (a)	8,718	230,591
QAD, Inc. Class A,	1,535	59,635
Qualys, Inc. (a)	7,451	442,217
Rapid7, Inc. (a) (b)	6,232	116,289
RealNetworks, Inc. (a)	4,592	15,705
RealPage, Inc. (a)	16,435	728,070
RingCentral, Inc. Class A, (a)	17,706	856,970
Rosetta Stone, Inc. (a)	3,750	46,763
Rubicon Project, Inc. (a)	937	1,752
SecureWorks Corp. Class A, (a)	2,055	18,228
Silver Spring Networks, Inc. (a)	11,077	179,890
SITO Mobile, Ltd. (a) (b)	3,028	20,348
Synchronoss Technologies, Inc. (a) (b)	752	6,723
Tableau Software, Inc. Class A, (a)	13,194	913,025
Telenav, Inc. (a)	695	3,823
TiVo Corp.	37,654	587,402
Upland Software, Inc. (a)	2,246	48,648
Varonis Systems, Inc. (a)	3,895	189,102
VASCO Data Security International, Inc. (a)	8,594	119,457
Verint Systems, Inc. (a)	18,273	764,725
VirnetX Holding Corp. (a) (b)	6,455	23,884
Workiva, Inc. (a)	3,997	85,536
Zendesk, Inc. (a)	18,403	622,758

See accompanying notes to financial statements.

50

SPDR Portfolio Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Zix Corp. (a)	18,973	$83,102
Zynga, Inc. Class A, (a)	178,622	714,488

		19,694,038

SPECIALTY RETAIL — 2.7%
Aaron’s, Inc.	19,397	772,970
Abercrombie & Fitch Co. Class A,	20,142	351,075
American Eagle Outfitters, Inc.	49,522	931,014
America’s Car-Mart, Inc. (a)	879	39,247
Asbury Automotive Group, Inc. (a)	5,806	371,584
Ascena Retail Group, Inc. (a)	3,217	7,560
At Home Group, Inc. (a)	8,010	243,424
Barnes & Noble Education, Inc. (a)	714	5,883
Barnes & Noble, Inc.	5,704	38,217
Bed Bath & Beyond, Inc.	33,717	741,437
Big 5 Sporting Goods Corp. (b)	319	2,424
Boot Barn Holdings, Inc. (a) (b)	3,128	51,956
Buckle, Inc. (b)	7,874	187,007
Build-A-Bear Workshop, Inc. (a)	3,810	35,052
Caleres, Inc.	12,300	411,804
Camping World Holdings, Inc. Class A,	4,218	188,671
Cato Corp. Class A,	452	7,196
Chico’s FAS, Inc.	37,458	330,380
Children’s Place, Inc. (b)	4,698	682,854
Citi Trends, Inc.	1,910	50,539
Conn’s, Inc. (a) (b)	6,258	222,472
Container Store Group Inc. (a)	4,201	19,913
Dick’s Sporting Goods, Inc.	19,059	547,756
DSW, Inc. Class A, (b)	19,397	415,290
Express, Inc. (a)	9,858	100,059
Finish Line, Inc. Class A,	888	12,903
Five Below, Inc. (a)	15,828	1,049,713
Francesca’s Holdings Corp. (a)	733	5,358
GameStop Corp. Class A, (b)	24,309	436,347
Genesco, Inc. (a)	497	16,152
GNC Holdings, Inc. Class A, (b)	19,858	73,276
Group 1 Automotive, Inc.	6,202	440,156
Guess?, Inc. (b)	17,286	291,788
Haverty Furniture Cos., Inc.	5,842	132,321
Hibbett Sports, Inc. (a) (b)	648	13,219
J. Jill, Inc. (a) (b)	6,446	50,279
Kirkland’s, Inc. (a)	3,128	37,427
Lithia Motors, Inc. Class A,	6,961	790,700
Lumber Liquidators Holdings, Inc. (a) (b)	7,942	249,299
MarineMax, Inc. (a)	6,602	124,778
Michaels Cos., Inc. (a)	25,215	609,951
Monro, Inc. (b)	9,576	545,353
Murphy USA, Inc. (a)	6,938	557,538
New York & Co., Inc. (a)	6,547	18,724
Office Depot, Inc.	160,111	566,793
Penske Automotive Group, Inc.	7,820	374,187
Pier 1 Imports, Inc.	1,428	5,912
Rent-A-Center, Inc. (b)	18,228	202,331
RH (a) (b)	3,867	333,374
Sally Beauty Holdings, Inc. (a)	33,202	622,869
Shoe Carnival, Inc.	300	8,025
Sleep Number Corp. (a)	7,010	263,506
Sonic Automotive, Inc. Class A, (b)	7,943	146,548
Sportsman’s Warehouse Holdings, Inc. (a) (b)	8,993	59,444
Tailored Brands, Inc. (b)	2,352	51,344
Tile Shop Holdings, Inc.	695	6,672
Tilly’s, Inc. Class A,	2,737	40,398
TravelCenters of America LLC (a)	7,329	30,049
Urban Outfitters, Inc. (a)	16,075	563,589
Vitamin Shoppe, Inc. (a)	6,040	26,576
Winmark Corp.	758	98,085
Zumiez, Inc. (a)	5,394	112,330

		15,723,098

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a) (b)	31,318	270,587
Avid Technology, Inc. (a)	471	2,539
Cray, Inc. (a)	11,622	281,252
Diebold Nixdorf, Inc. (b)	20,573	336,369
Eastman Kodak Co. (a)	9,284	28,780
Electronics For Imaging, Inc. (a)	15,159	447,645
Immersion Corp. (a) (b)	471	3,325
Intevac, Inc. (a)	695	4,761
Pure Storage, Inc. Class A, (a) (b)	16,937	268,621
Quantum Corp. (a)	8,211	46,228
Stratasys, Ltd. (a)	14,032	280,079

Super Micro Computer, Inc. (a)	11,139	233,084
USA Technologies, Inc. (a)	11,317	110,341

		2,313,611

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Columbia Sportswear Co.	7,757	557,573
Crocs, Inc. (a)	7,705	97,391
Culp, Inc.	3,397	113,800
Deckers Outdoor Corp. (a)	10,328	828,822
Delta Apparel, Inc. (a)	1,464	29,573
Fossil Group, Inc. (a) (b)	733	5,695
G-III Apparel Group, Ltd. (a)	12,480	460,387
Iconix Brand Group, Inc. (a) (b)	927	1,196
Kingold Jewelry, Inc. (a) (b)	9,384	18,956
Lakeland Industries, Inc. (a)	1,464	21,301
Movado Group, Inc.	4,150	133,630
Oxford Industries, Inc.	4,394	330,385
Perry Ellis International, Inc. (a)	3,780	94,651
Sequential Brands Group, Inc. (a) (b)	9,775	17,400
Skechers U.S.A., Inc. Class A, (a)	22,745	860,671
Steven Madden, Ltd. (a)	7,639	356,741
Superior Uniform Group, Inc.	1,664	44,445
Unifi, Inc. (a)	2,452	87,953
Vera Bradley, Inc. (a)	4,983	60,693
Wolverine World Wide, Inc.	29,312	934,467

		5,055,730

THRIFTS & MORTGAGE FINANCE — 1.7%
Atlantic Coast Financial Corp. (a)	2,837	26,753
Bank Mutual Corp.	8,557	91,132
BankFinancial Corp.	4,547	69,751
Bear State Financial, Inc.	8,798	90,004
Beneficial Bancorp, Inc.	21,815	358,857
BofI Holding, Inc. (a) (b)	17,861	534,044

See accompanying notes to financial statements.

51

SPDR Portfolio Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
BSB Bancorp, Inc. (a)	3,816	$111,618
Capitol Federal Financial, Inc.	38,009	509,701
Charter Financial Corp.	2,464	43,219
Clifton Bancorp, Inc.	7,415	126,796
Dime Community Bancshares, Inc.	3,829	80,218
Entegra Financial Corp. (a)	1,464	42,822
ESSA Bancorp, Inc.	2,246	35,195
Federal Agricultural Mortgage Corp. Class C,	917	71,746
First Defiance Financial Corp.	2,978	154,767
Flagstar Bancorp, Inc. (a)	4,743	177,483
FS Bancorp, Inc.	682	37,217
Home Bancorp, Inc.	1,066	46,072
HomeStreet, Inc. (a)	3,732	108,041
Impac Mortgage Holdings, Inc. (a)	281	2,855
Kearny Financial Corp.	9,995	144,428
LendingTree, Inc. (a) (b)	1,685	573,658
Malvern Bancorp, Inc. (a)	1,273	33,353
Meridian Bancorp, Inc.	14,030	289,018
Meta Financial Group, Inc.	2,395	221,897
MGIC Investment Corp. (a)	61,012	860,879
MMA Capital Management LLC (a)	1,073	26,074
Nationstar Mortgage Holdings, Inc. (a) (b)	2,207	40,829
NMI Holdings, Inc. Class A, (a).	10,026	170,442
Northfield Bancorp, Inc.	12,712	217,121
Northwest Bancshares, Inc.	27,972	467,972
OceanFirst Financial Corp.	8,144	213,780
Ocwen Financial Corp. (a) (b)	4,593	14,376
Oritani Financial Corp.	11,912	195,357
PennyMac Financial Services, Inc. Class A, (a)	4,765	106,498
PHH Corp. (a)	1,185	12,205
Provident Bancorp, Inc. (a)	882	23,329
Provident Financial Holdings, Inc.	1,273	23,423
Provident Financial Services, Inc.	8,932	240,896
Prudential Bancorp, Inc.	1,955	34,408
Radian Group, Inc.	38,701	797,628
Riverview Bancorp, Inc.	4,592	39,813
SI Financial Group, Inc.	7,436	109,309
Southern Missouri Bancorp, Inc.	2,405	90,404
Territorial Bancorp, Inc.	2,427	74,921
Timberland Bancorp, Inc.	1,464	38,869
TrustCo Bank Corp. NY	16,906	155,535
United Community Financial Corp.	15,561	142,072
United Financial Bancorp, Inc.	14,846	261,883
Walker & Dunlop, Inc. (a)	4,950	235,125
Washington Federal, Inc.	26,886	920,845
Waterstone Financial, Inc.	7,040	120,032
Western New England Bancorp, Inc.	8,268	90,121
WSFS Financial Corp.	7,870	376,579

		10,081,370

TOBACCO — 0.2%
22nd Century Group, Inc. (a) (b)	21,405	59,934
Turning Point Brands, Inc.	3,810	80,505
Universal Corp.	7,029	369,023
Vector Group, Ltd.	29,187	653,205

		1,162,667

TRADING COMPANIES & DISTRIBUTORS — 1.6%
Air Lease Corp.	21,696	1,043,361
Aircastle, Ltd.	15,257	356,861
Applied Industrial Technologies, Inc.	10,729	730,645
Beacon Roofing Supply, Inc. (a)	15,464	985,985
BMC Stock Holdings, Inc. (a)	18,937	479,106
CAI International, Inc. (a)	2,830	80,146
DXP Enterprises, Inc. (a)	281	8,309
Foundation Building Materials, Inc. (a)	4,301	63,612
GATX Corp.	11,160	693,706
General Finance Corp. (a)	2,446	16,633
GMS, Inc. (a)	5,873	221,060
H&E Equipment Services, Inc.	9,871	401,256
Herc Holdings, Inc. (a)	5,823	364,578
Huttig Building Products, Inc. (a) (b)	5,083	33,802
Kaman Corp.	4,985	293,317
Lawson Products, Inc. (a)	1,464	36,234
MRC Global, Inc. (a)	27,974	473,320
MSC Industrial Direct Co., Inc. Class A,	9,775	944,851
Nexeo Solutions, Inc. (a)	12,021	109,391
NOW, Inc. (a) (b)	31,317	345,426
Rush Enterprises, Inc. Class A, (a)	2,764	140,439
Rush Enterprises, Inc. Class B, (a)	782	37,700
SiteOne Landscape Supply, Inc. (a)	8,434	646,888
Titan Machinery, Inc. (a)	5,297	112,137
Veritiv Corp. (a)	243	7,023
WESCO International, Inc. (a)	10,066	685,998
Willis Lease Finance Corp. (a)	682	17,029

		9,328,813

WATER UTILITIES — 0.3%
American States Water Co.	6,918	400,621
AquaVenture Holdings, Ltd. (a)	2,837	44,030
Cadiz, Inc. (a) (b)	9,426	134,321
California Water Service Group	8,896	403,434
Connecticut Water Service, Inc.	2,235	128,311
Global Water Resources, Inc.	1,664	15,542
Middlesex Water Co.	2,845	113,544
Pure Cycle Corp. (a)	4,792	40,013
SJW Group	2,986	190,596
York Water Co.	4,456	151,059

		1,621,471

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Boingo Wireless, Inc. (a)	6,904	155,340
Shenandoah Telecommunications Co.	7,824	264,451
Spok Holdings, Inc.	6,258	97,938
Telephone & Data Systems, Inc.	21,696	603,149
United States Cellular Corp. (a)	3,128	117,705

		1,238,583

TOTAL COMMON STOCKS (Cost $545,165,924)		586,961,775

LIMITED PARTNERSHIPS — 0.1%
CAPITAL MARKETS — 0.0%
JMP Group LLC	2,446	13,698

See accompanying notes to financial statements.

52

SPDR Portfolio Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Fortress Transportation & Infrastructure Investors LLC .	15,440	$307,719

TOTAL LIMITED PARTNERSHIPS (Cost $290,362)		321,417

RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Chelsea Therapeutics International, Ltd. (CVR) (a) (c)	1,465	—
Durata Therapeutics, Inc. (CVR) (expiring 12/31/18) (a) (c)	580	—
Dyax Corp. (CVR) (expiring 12/31/19) (a) (e)	6,839	16,756
Omthera Pharmaceuticals, Inc. (CVR) (expiring 12/31/20) (a) (c)	24	—
Tobira Therapeutics, Inc. (CVR) (expiring 12/31/28) (a) (e)	740	8,710

		25,466

DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
NewStar Financial, Inc. (CVR) (expiring) (a) (e)	4,067	2,196

MEDIA — 0.0% (d)
Media General, Inc. (CVR) (expiring) (a) (e)	10,713	1,071

TOTAL RIGHTS (Cost $9,832)		28,733

SHORT-TERM INVESTMENTS — 4.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (f) (g)	1,266,683	1,266,683
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	23,277,305	23,277,305

TOTAL SHORT-TERM INVESTMENTS (Cost $24,543,988)		24,543,988

TOTAL INVESTMENTS — 103.8% (Cost $570,010,106)		611,855,913
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(22,584,699)

NET ASSETS — 100.0%		$589,271,214

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2017, total aggregate fair value of the security is $0, representing less than 0.05% of the Fund’s net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2017, total aggregate fair value of securities is $28,733 representing less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2017.
(h)	Investment of cash collateral for securities loaned.

CVR = Contingent Value Rights

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

At December 31, 2017, open futures contracts purchased were as follows:

Futures Contracts		Number of Contracts	Notional Amount	Value	Unrealized Depreciation
Russell 2000 Mini Index Futures (long)	3/16/2018	23	1,766,975	1,781,303	$14,328

During the period ended December 31, 2017, average notional value related to futures contracts was $858,166 or less than 0.5% of net assets.

See accompanying notes to financial statements.

53

SPDR Portfolio Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$6,396,631	$—	$—		$6,396,631
Air Freight & Logistics	1,671,437	—	—		1,671,437
Airlines	2,346,857	—	—		2,346,857
Auto Components	7,168,967	—	—		7,168,967
Automobiles	297,182	—	—		297,182
Banks	52,794,832	—	—		52,794,832
Beverages	544,137	—	—		544,137
Biotechnology	30,744,558	—	—		30,744,558
Building Products	7,120,455	—	—		7,120,455
Capital Markets	9,821,990	—	—		9,821,990
Chemicals	12,020,453	—	—		12,020,453
Commercial Services & Supplies	13,342,328	—	—		13,342,328
Communications Equipment	9,641,049	—	—		9,641,049
Construction & Engineering	6,741,673	—	—		6,741,673
Construction Materials	1,398,746	—	—		1,398,746
Consumer Finance	3,273,336	—	—		3,273,336
Containers & Packaging	2,844,182	—	—		2,844,182
Distributors	474,072	—	—		474,072
Diversified Consumer Services	5,474,724	—	—		5,474,724
Diversified Financial Services	927,379	—	—		927,379
Diversified Telecommunication Services	2,923,837	—	—		2,923,837
Electric Utilities	5,018,401	—	—		5,018,401
Electrical Equipment	3,941,190	—	—		3,941,190
Electronic Equipment, Instruments & Components	14,141,411	—	—		14,141,411
Energy Equipment & Services	10,564,331	—	—		10,564,331
Equity Real Estate Investment Trusts (REITS)	19,166,551	—	—		19,166,551
Food & Staples Retailing	4,312,451	—	—		4,312,451
Food Products	9,811,773	—	—		9,811,773
Gas Utilities	4,642,969	—	—		4,642,969
Health Care Equipment & Supplies	16,356,434	—	—		16,356,434
Health Care Providers & Services	14,684,632	—	—		14,684,632
Health Care Technology	4,053,575	—	—		4,053,575
Hotels, Restaurants & Leisure	19,483,303	—	—		19,483,303
Household Durables	9,023,890	—	—		9,023,890
Household Products	1,895,736	—	—		1,895,736
Independent Power Producers & Energy Traders	1,651,876	—	—		1,651,876
Industrial Conglomerates	352,362	—	—		352,362
Insurance	13,375,796	—	—		13,375,796
Internet & Catalog Retail	3,864,098	—	—		3,864,098
Internet Software & Services	16,091,891	—	—		16,091,891
IT Services	12,842,858	—	—		12,842,858
Leisure Equipment & Products	1,428,902	—	—		1,428,902
Life Sciences Tools & Services	4,013,734	—	—		4,013,734
Machinery	23,974,847	—	—		23,974,847
Marine	1,172,558	—	—		1,172,558
Media	11,139,371	—	—		11,139,371
Metals & Mining	7,005,518	—	0	(a)	7,005,518
Mortgage Real Estate Investment Trust (REITs)	5,824,540	—	—		5,824,540
Multi-Utilities	2,947,529	—	—		2,947,529
Multiline Retail	2,138,535	—	—		2,138,535

See accompanying notes to financial statements.

54

SPDR Portfolio Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Oil, Gas & Consumable Fuels	$18,961,540	$—	$—		$18,961,540
Paper & Forest Products	4,482,831	—	—		4,482,831
Personal Products	1,795,465	—	—		1,795,465
Pharmaceuticals	10,663,384	—	—		10,663,384
Professional Services	7,329,076	—	—		7,329,076
Real Estate Investment Trusts (REITs)	30,605,473	—	—		30,605,473
Real Estate Management & Development	2,087,736	—	—		2,087,736
Road & Rail	5,246,465	—	—		5,246,465
Semiconductors & Semiconductor Equipment	16,680,537	—	—		16,680,537
Software	19,694,038	—	—		19,694,038
Specialty Retail	15,723,098	—	—		15,723,098
Technology Hardware, Storage & Peripherals	2,313,611	—	—		2,313,611
Textiles, Apparel & Luxury Goods	5,055,730	—	—		5,055,730
Thrifts & Mortgage Finance	10,081,370	—	—		10,081,370
Tobacco	1,162,667	—	—		1,162,667
Trading Companies & Distributors	9,328,813	—	—		9,328,813
Water Utilities	1,621,471	—	—		1,621,471
Wireless Telecommunication Services	1,238,583	—	—		1,238,583
Limited Partnerships
Capital Markets	13,698	—	—		13,698
Trading Companies & Distributors	307,719	—	—		307,719
Rights
Biotechnology	—	25,466	0	(a)	25,466
Diversified Financial Services	—	2,196	—		2,196
Media	—	1,071	—		1,071

Short-Term Investments	24,543,988	—	—		24,543,988

TOTAL INVESTMENTS	$611,827,180	$28,733	$0		$611,855,913

OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (b)	14,328	—	—		14,328

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$611,841,508	$28,733	$0		$611,870,241

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2017.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	599,160	$599,160	$12,097,374	$11,429,851	$—	$—	1,266,683	$1,266,683	$7,139
State Street Navigator Securities Lending Government Money Market Portfolio	5,558,769	5,558,769	39,974,857	22,256,321	—	—	23,277,305	23,277,305	212,039

Total		$6,157,929	$52,072,231	$33,686,172	$—	$—		$24,543,988	$219,178

See accompanying notes to financial statements.

55

SPDR Portfolio Total Stock Market ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.7%
AAR Corp.	1,242	$48,798
Aerojet Rocketdyne Holdings, Inc. (a)	2,781	86,767
Aerovironment, Inc. (a)	711	39,930
Arconic, Inc.	15,580	424,555
Arotech Corp. (a)	720	2,556
Astronics Corp. (a)	695	28,822
Axon Enterprise, Inc. (a) (b)	1,797	47,621
Boeing Co.	20,905	6,165,094
BWX Technologies, Inc.	3,282	198,528
Cubic Corp.	919	54,175
Curtiss-Wright Corp.	1,551	188,989
Ducommun, Inc. (a)	409	11,636
Engility Holdings, Inc. (a)	653	18,526
Esterline Technologies Corp. (a)	504	37,649
General Dynamics Corp.	10,864	2,210,281
HEICO Corp.	961	90,670
HEICO Corp. Class A,	1,214	95,967
Hexcel Corp.	3,285	203,177
Huntington Ingalls Industries, Inc.	1,656	390,319
KeyW Holding Corp. (a) (b)	42	247
KLX, Inc. (a)	1,697	115,820
Kratos Defense & Security Solutions, Inc. (a)	3,171	33,581
L3 Technologies, Inc.	2,870	567,829
Lockheed Martin Corp.	10,441	3,352,083
Mercury Systems, Inc. (a)	1,684	86,473
Moog, Inc. Class A, (a)	1,241	107,781
National Presto Industries, Inc.	108	10,741
Northrop Grumman Corp.	5,971	1,832,560
Orbital ATK, Inc.	2,092	275,098
Raytheon Co.	10,693	2,008,680
Rockwell Collins, Inc.	5,603	759,879
Sparton Corp. (a)	390	8,993
Spirit AeroSystems Holdings, Inc. Class A,	4,799	418,713
Teledyne Technologies, Inc. (a)	1,156	209,409
Textron, Inc.	9,527	539,133
TransDigm Group, Inc. (b)	1,734	476,191
Triumph Group, Inc. (b)	517	14,062
United Technologies Corp.	27,879	3,556,524
Vectrus, Inc. (a)	440	13,574
Wesco Aircraft Holdings, Inc. (a)	85	629

		24,732,060

AIR FREIGHT & LOGISTICS — 0.7%
Air Transport Services Group, Inc. (a)	2,118	49,011
Atlas Air Worldwide Holdings, Inc. (a)	1,180	69,207
C.H. Robinson Worldwide, Inc. (b)	5,071	451,775
Echo Global Logistics, Inc. (a)	701	19,628
Expeditors International of Washington, Inc.	6,727	435,170
FedEx Corp.	8,795	2,194,704
Forward Air Corp.	1,097	63,012
Hub Group, Inc. Class A, (a)	1,196	57,288
Radiant Logistics, Inc. (a)	1,200	5,520
United Parcel Service, Inc. Class B,	24,742	2,948,009
XPO Logistics, Inc. (a) (b)	3,989	365,353

		6,658,677

AIRLINES — 0.6%
Alaska Air Group, Inc.	4,943	363,360
Allegiant Travel Co. (b)	511	79,077
American Airlines Group, Inc.	16,436	855,165
Delta Air Lines, Inc.	25,095	1,405,320
Hawaiian Holdings, Inc.	2,057	81,972
JetBlue Airways Corp. (a)	11,062	247,125
SkyWest, Inc.	1,657	87,987
Southwest Airlines Co.	20,935	1,370,196
Spirit Airlines, Inc. (a) (b)	84	3,767
United Continental Holdings, Inc. (a)	11,025	743,085

		5,237,054

AUTO COMPONENTS — 0.3%
American Axle & Manufacturing Holdings, Inc. (a)	2,818	47,991
Autoliv, Inc. (b)	2,900	368,532
BorgWarner, Inc.	7,558	386,138
Cooper Tire & Rubber Co. (b)	2,129	75,260
Cooper-Standard Holdings, Inc. (a)	611	74,848
Dana, Inc.	5,286	169,205
Dorman Products, Inc. (a)	1,100	67,254
Fox Factory Holding Corp. (a)	1,039	40,365
Gentex Corp.	10,424	218,383
Gentherm, Inc. (a)	1,494	47,435
Goodyear Tire & Rubber Co.	9,550	308,560
Horizon Global Corp. (a)	713	9,996
LCI Industries	619	80,470
Lear Corp.	2,391	422,394
Modine Manufacturing Co. (a)	1,551	31,330
Motorcar Parts of America, Inc. (a)	21	525
Shiloh Industries, Inc. (a)	530	4,346
Standard Motor Products, Inc.	379	17,021
Stoneridge, Inc. (a)	719	16,436
Strattec Security Corp.	80	3,484
Superior Industries International, Inc.	734	10,900
Tenneco, Inc.	1,811	106,016
Tower International, Inc.	644	19,674
Visteon Corp. (a)	1,517	189,837
VOXX International Corp. (a)	960	5,376
Workhorse Group, Inc. (a) (b)	1,010	2,586

		2,724,362

AUTOMOBILES — 0.6%
Ford Motor Co.	138,687	1,732,201
General Motors Co.	42,595	1,745,969
Harley-Davidson, Inc. (b)	7,240	368,371
Tesla, Inc. (a) (b)	4,538	1,412,906
Thor Industries, Inc.	1,590	239,645
Winnebago Industries, Inc.	997	55,433

		5,554,525

BANKS — 7.2%
1st Source Corp.	465	22,994
Access National Corp.	500	13,920
ACNB Corp.	160	4,728
Allegiance Bancshares, Inc. (a)	420	15,813
American National Bankshares, Inc.	380	14,554
Ameris Bancorp	1,210	58,322
Arrow Financial Corp.	470	15,957

See accompanying notes to financial statements.

56

SPDR Portfolio Total Stock Market ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Associated Banc-Corp	5,433	$137,998
Atlantic Capital Bancshares, Inc. (a)	960	16,896
Banc of California, Inc. (b)	1,580	32,627
BancFirst Corp.	668	34,168
Bancorp, Inc. (a)	114	1,126
BancorpSouth Bank	3,148	99,005
Bank of America Corp.	323,238	9,541,986
Bank of Commerce Holdings	530	6,095
Bank of Hawaii Corp.	1,557	133,435
Bank of Marin Bancorp	162	11,016
Bank of NT Butterfield & Son, Ltd.	114	4,137
Bank of the Ozarks, Inc.	4,465	216,329
BankUnited, Inc.	3,855	156,976
Bankwell Financial Group, Inc.	130	4,464
Banner Corp.	1,162	64,049
Bar Harbor Bankshares	530	14,315
BB&T Corp.	28,109	1,397,579
BCB Bancorp, Inc.	450	6,525
Berkshire Hills Bancorp, Inc.	1,239	45,347
Blue Hills Bancorp, Inc.	670	13,467
BOK Financial Corp.	700	64,624
Boston Private Financial Holdings, Inc.	2,904	44,867
Bridge Bancorp, Inc.	578	20,230
Brookline Bancorp, Inc.	2,674	41,982
Bryn Mawr Bank Corp.	488	21,570
C&F Financial Corp.	70	4,060
Camden National Corp.	539	22,708
Capital City Bank Group, Inc.	430	9,864
Capstar Financial Holdings, Inc. (a) (b)	170	3,531
Carolina Financial Corp.	600	22,290
Cathay General Bancorp	2,650	111,750
CenterState Bank Corp.	4,319	111,128
Central Pacific Financial Corp.	1,064	31,739
Central Valley Community Bancorp	420	8,476
Chemical Financial Corp.	2,349	125,601
CIT Group, Inc.	6,543	322,112
Citigroup, Inc.	95,935	7,138,523
Citizens & Northern Corp.	449	10,776
Citizens Financial Group, Inc.	18,177	763,070
City Holding Co.	558	37,648
Civista Bancshares, Inc.	380	8,360
CNB Financial Corp.	605	15,875
CoBiz Financial, Inc.	1,122	22,429
Codorus Valley Bancorp, Inc.	380	10,461
Columbia Banking System, Inc.	2,600	112,944
Comerica, Inc.	6,098	529,367
Commerce Bancshares, Inc.	3,672	205,044
Community Bank System, Inc.	1,732	93,095
Community Bankers Trust Corp. (a)	690	5,624
Community Financial Corp.	90	3,447
Community Trust Bancorp, Inc.	547	25,764
ConnectOne Bancorp, Inc.	1,000	25,750
County Bancorp, Inc.	110	3,274
Cullen/Frost Bankers, Inc.	2,054	194,411
Customers Bancorp, Inc. (a)	1,125	29,239
CVB Financial Corp. (b)	3,722	87,690
DNB Financial Corp.	80	2,696
Eagle Bancorp, Inc. (a)	1,695	98,140
East West Bancorp, Inc.	5,010	304,758
Enterprise Bancorp, Inc.	370	12,599
Enterprise Financial Services Corp.	691	31,199
Evans Bancorp, Inc.	110	4,609
Farmers & Merchants Bancorp, Inc.	180	7,344
Farmers Capital Bank Corp.	170	6,545
Farmers National Banc Corp.	720	10,620
FB Financial Corp. (a)	460	19,315
FCB Financial Holdings, Inc. Class A, (a)	1,550	78,740
Fidelity Southern Corp.	720	15,696
Fifth Third Bancorp	19,850	602,249
Financial Institutions, Inc.	508	15,799
First BanCorp (a)	7,076	36,088
First Bancorp, Inc.	390	10,620
First Bancorp/Southern Pines	557	19,668
First Busey Corp.	1,257	37,635
First Business Financial Services, Inc.	370	8,184
First Citizens BancShares, Inc. Class A,	409	164,827
First Commonwealth Financial Corp.	3,355	48,044
First Community Bancshares, Inc.	512	14,710
First Connecticut Bancorp, Inc.	511	13,363
First Financial Bancorp	2,099	55,309
First Financial Bankshares, Inc. (b)	2,129	95,911
First Financial Corp.	418	18,956
First Financial Northwest, Inc.	370	5,739
First Foundation, Inc. (a)	950	17,613
First Hawaiian, Inc.	1,803	52,612
First Horizon National Corp.	26,515	530,035
First Internet Bancorp	160	6,104
First Interstate BancSystem, Inc. Class A,	1,111	44,496
First Merchants Corp.	1,677	70,535
First Mid-Illinois Bancshares, Inc.	380	14,645
First Midwest Bancorp, Inc.	3,744	89,893
First Northwest Bancorp (a)	410	6,683
First of Long Island Corp.	623	17,756
First Republic Bank	5,919	512,822
Flushing Financial Corp.	1,033	28,407
FNB Corp.	12,144	167,830
Franklin Financial Network, Inc. (a)	470	16,027
Fulton Financial Corp.	6,247	111,821
German American Bancorp, Inc.	2,357	83,273
Glacier Bancorp, Inc.	2,794	110,056
Great Southern Bancorp, Inc.	1,674	86,462
Great Western Bancorp, Inc.	2,101	83,620
Green Bancorp, Inc. (a)	670	13,601
Guaranty Bancorp	710	19,631
Hancock Holding Co.	2,864	141,768
Hanmi Financial Corp.	1,124	34,113
HarborOne Bancorp, Inc. (a)	490	9,388
Heartland Financial USA, Inc.	1,010	54,186
Heritage Commerce Corp.	1,170	17,924
Heritage Financial Corp.	1,018	31,354
Hilltop Holdings, Inc.	2,651	67,150
Home BancShares, Inc.	6,070	141,127
HomeTrust Bancshares, Inc. (a)	644	16,583
Hope Bancorp, Inc.	4,358	79,533
Horizon Bancorp	690	19,182
Howard Bancorp, Inc. (a)	380	8,360

See accompanying notes to financial statements.

57

SPDR Portfolio Total Stock Market ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Huntington Bancshares, Inc.	29,922	$435,664
IBERIABANK Corp.	2,131	165,152
Independent Bank Corp.	1,028	71,806
Independent Bank Corp.	650	14,528
Independent Bank Group, Inc.	990	66,924
International Bancshares Corp.	1,818	72,175
Investar Holding Corp.	180	4,338
Investors Bancorp, Inc.	11,648	161,674
JPMorgan Chase & Co.	118,180	12,638,169
KeyCorp	38,657	779,712
Lakeland Bancorp, Inc.	1,530	29,452
Lakeland Financial Corp.	927	44,950
LCNB Corp.	390	7,976
LegacyTexas Financial Group, Inc.	1,572	66,354
Live Oak Bancshares, Inc.	610	14,549
M&T Bank Corp.	4,409	753,895
Macatawa Bank Corp.	950	9,500
MainSource Financial Group, Inc.	719	26,107
MB Financial, Inc.	2,790	124,211
MBT Financial Corp.	590	6,254
Mercantile Bank Corp.	520	18,392
Middlefield Banc Corp.	60	2,892
Midland States Bancorp, Inc.	470	15,266
MidSouth Bancorp, Inc.	450	5,963
MidWestOne Financial Group, Inc.	390	13,077
MutualFirst Financial, Inc.	130	5,012
National Bank Holdings Corp. Class A,	1,144	37,100
National Bankshares, Inc.	1,266	57,540
National Commerce Corp. (a)	440	17,710
NBT Bancorp, Inc.	1,497	55,090
Nicolet Bankshares, Inc. (a)	180	9,853
Northrim BanCorp, Inc.	150	5,078
Norwood Financial Corp. (b)	130	4,290
OFG Bancorp	142	1,335
Ohio Valley Banc Corp. (b)	80	3,232
Old Line Bancshares, Inc. (b)	390	11,482
Old National Bancorp	4,567	79,694
Old Second Bancorp, Inc.	940	12,831
Opus Bank (a)	920	25,116
Orrstown Financial Services, Inc.	170	4,293
Pacific Premier Bancorp, Inc. (a)	1,199	47,960
PacWest Bancorp	4,586	231,134
Park National Corp.	1,034	107,536
Peapack Gladstone Financial Corp.	530	18,561
Penns Woods Bancorp, Inc.	90	4,192
Peoples Bancorp, Inc.	569	18,561
Peoples Financial Services Corp.	160	7,453
People’s United Financial, Inc.	12,003	224,456
People’s Utah Bancorp	520	15,756
Pinnacle Financial Partners, Inc.	3,133	207,718
PNC Financial Services Group, Inc.	16,681	2,406,901
Popular, Inc.	3,694	131,100
Premier Financial Bancorp, Inc.	390	7,831
Prosperity Bancshares, Inc.	7,108	498,058
QCR Holdings, Inc.	430	18,425
Regions Financial Corp.	29,997	518,348
Reliant Bancorp, Inc.	170	4,359
Renasant Corp.	1,674	68,450
Republic Bancorp, Inc. Class A,	158	6,007
S&T Bancorp, Inc.	1,128	44,906
Sandy Spring Bancorp, Inc.	687	26,807
Seacoast Banking Corp. of Florida (a)	1,250	31,512
ServisFirst Bancshares, Inc. (b)	1,508	62,582
Shore Bancshares, Inc.	460	7,682
Sierra Bancorp	420	11,155
Signature Bank (a)	1,735	238,146
Simmons First National Corp. Class A,	1,246	71,147
SmartFinancial, Inc. (a)	150	3,255
South State Corp.	1,189	103,621
Southern First Bancshares, Inc. (a)	150	6,188
Southern National Bancorp of Virginia, Inc.	690	11,061
Southside Bancshares, Inc.	994	33,478
State Bank Financial Corp.	3,942	117,629
Sterling Bancorp	6,476	159,310
Stock Yards Bancorp, Inc.	690	26,013
Summit Financial Group, Inc.	390	10,265
Sun Bancorp, Inc.	410	9,963
SunTrust Banks, Inc.	16,678	1,077,232
SVB Financial Group (a)	1,785	417,279
Synovus Financial Corp.	3,735	179,056
TCF Financial Corp.	5,588	114,554
Texas Capital Bancshares, Inc. (a)	1,682	149,530
Tompkins Financial Corp.	441	35,875
Towne Bank	2,023	62,207
TriCo Bancshares	2,744	103,888
TriState Capital Holdings, Inc. (a)	680	15,640
Triumph Bancorp, Inc. (a)	580	18,270
Trustmark Corp.	2,241	71,398
UMB Financial Corp.	1,566	112,627
Umpqua Holdings Corp.	8,285	172,328
Union Bankshares Corp.	2,163	78,236
Union Bankshares, Inc./Morrisville	80	4,236
United Bankshares, Inc.	10,999	382,215
United Community Banks, Inc.	2,359	66,382
Univest Corp. of Pennsylvania	995	27,910
US Bancorp	58,950	3,158,541
Valley National Bancorp	9,480	106,366
Veritex Holdings, Inc. (a)	680	18,761
Washington Trust Bancorp, Inc.	538	28,648
Webster Financial Corp.	3,164	177,690
Wells Fargo & Co.	176,578	10,712,987
WesBanco, Inc.	1,550	63,007
West Bancorp, Inc.	3,630	91,294
Westamerica Bancorporation (b)	1,026	61,098
Western Alliance Bancorp (a)	3,374	191,036
Wintrust Financial Corp.	1,827	150,490
Xenith Bankshares, Inc. (a)	450	15,224
Zions Bancorp	7,326	372,381

		66,449,652

BEVERAGES — 1.8%
Brown-Forman Corp. Class B,	5,399	370,749
Castle Brands, Inc. (a) (b)	3,450	4,209
Celsius Holdings, Inc. (a)	630	3,308
Coca-Cola Bottling Co. Consolidated	86	18,512
Coca-Cola Co.	148,356	6,806,573
Constellation Brands, Inc. Class A,	5,643	1,289,821
Craft Brew Alliance, Inc. (a)	400	7,680

See accompanying notes to financial statements.

58

SPDR Portfolio Total Stock Market ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Dr. Pepper Snapple Group, Inc.	6,618	$642,343
MGP Ingredients, Inc.	450	34,596
Molson Coors Brewing Co. Class B,	6,031	494,964
Monster Beverage Corp. (a)	14,399	911,313
National Beverage Corp. (b)	714	69,572
New Age Beverages Corp. (a) (b)	640	1,389
PepsiCo, Inc.	51,190	6,138,705
Primo Water Corp. (a)	1,020	12,821

		16,806,555

BIOTECHNOLOGY — 3.5%
AbbVie, Inc.	56,438	5,458,119
Abeona Therapeutics, Inc. (a) (b)	710	11,253
ACADIA Pharmaceuticals, Inc. (a) (b)	4,788	144,167
Acceleron Pharma, Inc. (a)	1,191	50,546
Achaogen, Inc. (a) (b)	1,170	12,566
Achillion Pharmaceuticals, Inc. (a)	489	1,408
Acorda Therapeutics, Inc. (a)	1,550	33,247
Adamas Pharmaceuticals, Inc. (a) (b)	630	21,351
Aduro Biotech, Inc. (a) (b)	8,630	64,725
Advaxis, Inc. (a) (b)	1,670	4,743
Adverum Biotechnologies, Inc. (a)	1,070	3,745
Agenus, Inc. (a) (b)	3,260	10,628
Agios Pharmaceuticals, Inc. (a) (b)	1,525	87,184
Aimmune Therapeutics, Inc. (a) (b)	620	23,448
Akebia Therapeutics, Inc. (a)	1,470	21,859
Albireo Pharma, Inc. (a)	80	2,048
Alder Biopharmaceuticals, Inc. (a)	496	5,679
Aldeyra Therapeutics, Inc. (a) (b)	550	3,740
Alexion Pharmaceuticals, Inc. (a)	8,729	1,043,901
Alnylam Pharmaceuticals, Inc. (a)	2,841	360,949
Alpine Immune Sciences, Inc. (a)	480	5,376
AMAG Pharmaceuticals, Inc. (a)	42	557
Amgen, Inc.	27,620	4,803,118
Amicus Therapeutics, Inc. (a) (b)	6,099	87,765
AnaptysBio, Inc. (a)	120	12,086
Anavex Life Sciences Corp. (a) (b)	1,470	4,733
Aquinox Pharmaceuticals, Inc. (a)	1,010	11,878
Ardelyx, Inc. (a)	1,130	7,458
Array BioPharma, Inc. (a)	8,788	112,486
Arrowhead Pharmaceuticals, Inc. (a) (b)	2,700	9,936
Asterias Biotherapeutics, Inc. (a) (b)	1,220	2,745
Atara Biotherapeutics, Inc. (a) (b)	21	380
Athersys, Inc. (a) (b)	3,950	7,150
aTyr Pharma, Inc. (a)	650	2,275
Audentes Therapeutics, Inc. (a)	710	22,187
AVEO Pharmaceuticals, Inc. (a) (b)	4,470	12,471
Avexis, Inc. (a)	724	80,125
Bellicum Pharmaceuticals, Inc. (a) (b)	1,150	9,671
BioCryst Pharmaceuticals, Inc. (a) (b)	4,336	21,290
Biogen, Inc. (a)	7,676	2,445,343
BioMarin Pharmaceutical, Inc. (a)	7,080	631,324
BioSpecifics Technologies Corp. (a)	130	5,633
BioTime, Inc. (a) (b)	4,760	10,234
Bioverativ, Inc. (a)	3,797	204,734
Bluebird Bio, Inc. (a) (b)	1,604	285,672
Blueprint Medicines Corp. (a)	1,209	91,171
Calithera Biosciences, Inc. (a)	980	8,183
Cara Therapeutics, Inc. (a) (b)	1,070	13,097
Catalyst Pharmaceuticals, Inc. (a)	2,210	8,641
Celgene Corp. (a)	41,958	4,378,737
Celldex Therapeutics, Inc. (a) (b)	126	358
Cellular Biomedicine Group, Inc. (a)	430	4,881
ChemoCentryx, Inc. (a)	1,123	6,682
Chimerix, Inc. (a)	127	588
Cidara Therapeutics, Inc. (a) (b)	400	2,720
Clovis Oncology, Inc. (a)	1,736	118,048
Coherus Biosciences, Inc. (a) (b)	42	370
Conatus Pharmaceuticals, Inc. (a)	1,050	4,851
Concert Pharmaceuticals, Inc. (a)	580	15,005
Corbus Pharmaceuticals Holdings, Inc. (a)	1,570	11,147
Corvus Pharmaceuticals, Inc. (a) (b)	540	5,594
CTI BioPharma Corp. (a) (b)	1,270	3,404
Curis, Inc. (a)	4,191	2,934
Cytokinetics, Inc. (a)	1,821	14,841
CytomX Therapeutics, Inc. (a)	980	20,688
Dicerna Pharmaceuticals, Inc. (a) (b)	620	5,599
Dynavax Technologies Corp. (a) (b)	2,240	41,888
Eagle Pharmaceuticals, Inc. (a) (b)	423	22,597
Edge Therapeutics, Inc. (a) (b)	650	6,091
Editas Medicine, Inc. (a) (b)	1,070	32,881
Emergent BioSolutions, Inc. (a)	1,158	53,812
Enanta Pharmaceuticals, Inc. (a)	567	33,272
Epizyme, Inc. (a) (b)	1,810	22,715
Esperion Therapeutics, Inc. (a)	714	47,010
Exact Sciences Corp. (a)	3,965	208,321
Exelixis, Inc. (a)	10,920	331,968
Fate Therapeutics, Inc. (a) (b)	1,140	6,965
FibroGen, Inc. (a)	2,690	127,506
Five Prime Therapeutics, Inc. (a)	963	21,109
Flexion Therapeutics, Inc. (a) (b)	1,020	25,541
Fortress Biotech, Inc. (a)	1,140	4,549
Foundation Medicine, Inc. (a) (b)	490	33,418
Gemphire Therapeutics, Inc. (a)	140	1,113
Genomic Health, Inc. (a)	1,141	39,022
Geron Corp. (a) (b)	6,019	10,834
Gilead Sciences, Inc.	48,064	3,443,305
Global Blood Therapeutics, Inc. (a) (b)	2,086	82,084
GlycoMimetics, Inc. (a) (b)	1,070	17,965
GTx, Inc. (a)	130	1,652
Halozyme Therapeutics, Inc. (a) (b)	4,453	90,218
Heron Therapeutics, Inc. (a)	2,050	37,105
Idera Pharmaceuticals, Inc. (a)	12,016	25,354
Ignyta, Inc. (a)	1,180	31,506
Immune Design Corp. (a)	1,020	3,978
ImmunoGen, Inc. (a)	5,646	36,191
Immunomedics, Inc. (a) (b)	6,006	97,057
Incyte Corp. (a)	7,612	720,933
Inovio Pharmaceuticals, Inc. (a) (b)	126	520
Insmed, Inc. (a)	3,219	100,368
Insys Therapeutics, Inc. (a) (b)	21	202
Intellia Therapeutics, Inc. (a) (b)	530	10,187
Intercept Pharmaceuticals, Inc. (a) (b)	42	2,454
Intrexon Corp. (a) (b)	63	726
Invitae Corp. (a) (b)	1,530	13,892
Ionis Pharmaceuticals, Inc. (a) (b)	4,066	204,520
Iovance Biotherapeutics, Inc. (a)	2,270	18,160

See accompanying notes to financial statements.

59

SPDR Portfolio Total Stock Market ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Ironwood Pharmaceuticals, Inc. (a) (b)	7,060	$105,829
Jounce Therapeutics, Inc. (a) (b)	540	6,885
Juno Therapeutics, Inc. (a)	2,889	132,056
Kadmon Holdings, Inc. (a) (b)	2,030	7,349
Karyopharm Therapeutics, Inc. (a)	1,160	11,136
Keryx Biopharmaceuticals, Inc. (a) (b)	4,974	23,129
Kindred Biosciences, Inc. (a)	970	9,166
Kura Oncology, Inc. (a) (b)	700	10,710
La Jolla Pharmaceutical Co. (a) (b)	690	22,204
Lexicon Pharmaceuticals, Inc. (a) (b)	4,474	44,203
Ligand Pharmaceuticals, Inc. (a) (b)	1,101	150,760
Loxo Oncology, Inc. (a) (b)	944	79,466
MacroGenics, Inc. (a) (b)	1,110	21,090
Madrigal Pharmaceuticals, Inc. (a)	110	10,097
MannKind Corp. (a) (b)	1,240	2,877
Matinas BioPharma Holdings, Inc. (a)	2,710	3,144
MediciNova, Inc. (a)	1,030	6,664
Merrimack Pharmaceuticals, Inc. (b)	29	297
MiMedx Group, Inc. (a) (b)	3,499	44,122
Minerva Neurosciences, Inc. (a)	1,490	9,014
Miragen Therapeutics, Inc. (a)	400	4,172
Molecular Templates, Inc. (a) (b)	410	4,108
Momenta Pharmaceuticals, Inc. (a)	3,212	44,807
Myriad Genetics, Inc. (a) (b)	2,615	89,812
NantKwest, Inc. (a)	1,080	4,849
Natera, Inc. (a)	1,200	10,788
Neurocrine Biosciences, Inc. (a)	3,374	261,789
NewLink Genetics Corp. (a) (b)	112	908
Novavax, Inc. (a) (b)	1,016	1,260
Oncocyte Corp. (a) (b)	420	1,953
OncoMed Pharmaceuticals, Inc. (a)	1,020	4,182
Ophthotech Corp. (a)	1,510	4,711
OPKO Health, Inc. (a) (b)	12,272	60,133
Organovo Holdings, Inc. (a) (b)	147	197
PDL BioPharma, Inc. (a)	1,328	3,639
Peregrine Pharmaceuticals, Inc. (a) (b)	1,100	4,268
Pieris Pharmaceuticals, Inc. (a)	1,730	13,061
Pluristem Therapeutics, Inc. (a) (b)	2,250	3,105
PolarityTE, Inc. (a) (b)	110	2,553
Portola Pharmaceuticals, Inc. (a)	2,576	125,400
Progenics Pharmaceuticals, Inc. (a) (b)	8,548	50,861
Protagonist Therapeutics, Inc. (a)	180	3,744
PTC Therapeutics, Inc. (a)	112	1,868
Puma Biotechnology, Inc. (a) (b)	1,097	108,438
Ra Pharmaceuticals, Inc. (a) (b)	400	3,400
Radius Health, Inc. (a) (b)	1,660	52,738
Recro Pharma, Inc. (a) (b)	530	4,903
Regeneron Pharmaceuticals, Inc. (a)	2,937	1,104,195
REGENXBIO, Inc. (a)	1,030	34,247
Regulus Therapeutics, Inc. (a) (b)	2,810	2,922
Repligen Corp. (a)	1,174	42,593
Retrophin, Inc. (a)	1,470	30,973
Rigel Pharmaceuticals, Inc. (a)	2,826	10,965
Sage Therapeutics, Inc. (a) (b)	1,240	204,240
Sangamo Therapeutics, Inc. (a)	4,400	72,160
Sarepta Therapeutics, Inc. (a) (b)	2,090	116,288
Savara, Inc. (a)	620	9,201
Seattle Genetics, Inc. (a)	4,473	239,305
Selecta Biosciences, Inc. (a) (b)	410	4,022
Seres Therapeutics, Inc. (a)	1,110	11,255
Sorrento Therapeutics, Inc. (a) (b)	990	3,762
Spark Therapeutics, Inc. (a) (b)	1,132	58,207
Spectrum Pharmaceuticals, Inc. (a)	2,121	40,193
Spring Bank Pharmaceuticals, Inc. (a) (b)	430	5,784
Stemline Therapeutics, Inc. (a) (b)	701	10,936
Strongbridge Biopharma PLC (a)	940	6,815
Syndax Pharmaceuticals, Inc. (a)	530	4,643
Synergy Pharmaceuticals, Inc. (a) (b)	9,824	21,908
Synlogic, Inc. (a)	400	3,880
Syros Pharmaceuticals, Inc. (a) (b)	430	4,184
T2 Biosystems, Inc. (a) (b)	700	2,884
TESARO, Inc. (a) (b)	1,571	130,189
TG Therapeutics, Inc. (a) (b)	2,790	22,878
Trevena, Inc. (a)	2,340	3,744
Ultragenyx Pharmaceutical, Inc. (a) (b)	3,201	148,462
United Therapeutics Corp. (a)	1,561	230,950
Vanda Pharmaceuticals, Inc. (a)	1,789	27,193
Veracyte, Inc. (a)	670	4,375
Verastem, Inc. (a)	1,490	4,574
Vericel Corp. (a) (b)	1,580	8,611
Vertex Pharmaceuticals, Inc. (a)	9,384	1,406,286
Vital Therapies, Inc. (a) (b)	960	5,712
Voyager Therapeutics, Inc. (a)	460	7,636
XBiotech, Inc. (a) (b)	550	2,167
Xencor, Inc. (a)	1,780	39,018
ZIOPHARM Oncology, Inc. (a) (b)	5,930	24,550

		32,572,213

BUILDING PRODUCTS — 0.3%
AAON, Inc.	1,220	44,774
Advanced Drainage Systems, Inc.	1,471	35,083
American Woodmark Corp. (a)	498	64,865
AO Smith Corp.	2,911	178,386
Apogee Enterprises, Inc.	1,048	47,925
Armstrong Flooring, Inc. (a)	1,010	17,089
Armstrong World Industries, Inc. (a)	1,771	107,234
Builders FirstSource, Inc. (a)	3,411	74,326
Continental Building Products, Inc. (a)	1,240	34,906
CSW Industrials, Inc. (a)	510	23,435
Fortune Brands Home & Security, Inc.	4,289	293,539
Gibraltar Industries, Inc. (a)	684	22,572
Griffon Corp.	1,529	31,115
Insteel Industries, Inc.	591	16,737
JELD-WEN Holding, Inc. (a)	1,760	69,291
Lennox International, Inc.	1,517	315,931
Masco Corp.	10,371	455,702
NCI Building Systems, Inc. (a)	1,274	24,588
Owens Corning	3,848	353,785
Patrick Industries, Inc. (a)	967	67,158
PGT Innovations, Inc. (a)	1,753	29,538
Ply Gem Holdings, Inc. (a)	644	11,914
Quanex Building Products Corp.	1,219	28,525
Simpson Manufacturing Co., Inc.	1,513	86,861
Trex Co., Inc. (a)	1,146	124,215
Universal Forest Products, Inc.	1,647	61,960
USG Corp. (a) (b)	4,343	167,466

		2,788,920

See accompanying notes to financial statements.

60

SPDR Portfolio Total Stock Market ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
CAPITAL MARKETS — 3.1%
Affiliated Managers Group, Inc.	2,057	$422,199
Ameriprise Financial, Inc.	5,521	935,644
Arlington Asset Investment Corp. Class A, (b)	21	247
Artisan Partners Asset Management, Inc. Class A,	418	16,511
B. Riley Financial, Inc. (b)	550	9,955
Bank of New York Mellon Corp.	37,289	2,008,386
BGC Partners, Inc. Class A,	7,107	107,387
BlackRock, Inc.	5,131	2,635,846
Cboe Global Markets, Inc.	3,885	484,032
Charles Schwab Corp.	41,308	2,121,992
CME Group, Inc.	12,161	1,776,114
Cohen & Steers, Inc.	579	27,381
Cowen, Inc. (a) (b)	1,113	15,192
Diamond Hill Investment Group, Inc.	96	19,839
Donnelley Financial Solutions, Inc. (a)	1,139	22,199
E*TRADE Financial Corp. (a)	7,609	377,178
Evercore, Inc. Class A,	1,284	115,560
FactSet Research Systems, Inc. (b)	1,247	240,372
Financial Engines, Inc.	63	1,909
Franklin Resources, Inc.	13,267	574,859
GAIN Capital Holdings, Inc. (b)	980	9,800
GAMCO Investors, Inc. Class A,	82	2,431
Goldman Sachs Group, Inc.	12,733	3,243,859
Great Elm Capital Corp.	410	4,034
Greenhill & Co., Inc. (b)	109	2,126
Hamilton Lane, Inc. Class A,	390	13,802
Hennessy Advisors, Inc.	100	1,654
Houlihan Lokey, Inc.	660	29,984
Interactive Brokers Group, Inc. Class A,	2,241	132,690
Intercontinental Exchange, Inc.	21,815	1,539,266
INTL. FCStone, Inc. (a)	553	23,519
Invesco, Ltd.	14,408	526,468
Investment Technology Group, Inc.	1,122	21,598
Ladenburg Thalmann Financial Services, Inc.	3,287	10,387
Legg Mason, Inc.	3,715	155,956
LPL Financial Holdings, Inc.	3,154	180,220
MarketAxess Holdings, Inc.	1,266	255,415
Moelis & Co. Class A,	1,543	74,835
Moody’s Corp.	6,498	959,170
Morgan Stanley	47,384	2,486,238
Morningstar, Inc.	539	52,267
MSCI, Inc.	3,409	431,375
Nasdaq, Inc.	4,413	339,051
Northern Trust Corp.	7,821	781,240
Piper Jaffray Cos.	583	50,284
PJT Partners, Inc. Class A,	550	25,080
Pzena Investment Management, Inc. Class A,	510	5,442
Raymond James Financial, Inc.	4,529	404,440
S&P Global, Inc.	7,852	1,330,129
Safeguard Scientifics, Inc. (a)	84	941
SEI Investments Co.	4,564	327,969
Silvercrest Asset Management Group, Inc. Class A,	130	2,087
State Street Corp. (c)	13,339	1,302,020
Stifel Financial Corp.	2,359	140,502
T Rowe Price Group, Inc.	7,727	810,794
TD Ameritrade Holding Corp.	15,985	817,313
Virtus Investment Partners, Inc.	150	17,258
Waddell & Reed Financial, Inc. Class A, (b)	594	13,270
Westwood Holdings Group, Inc.	182	12,050
WisdomTree Investments, Inc.	3,735	46,874

		28,496,640

CHEMICALS — 2.2%
A Schulman, Inc.	967	36,021
Advanced Emissions Solutions, Inc. (b)	610	5,893
AdvanSix, Inc. (a)	997	41,944
AgroFresh Solutions, Inc. (a)	1,760	13,024
Air Products & Chemicals, Inc.	7,560	1,240,445
Albemarle Corp.	3,953	505,549
American Vanguard Corp.	159	3,124
Ashland Global Holdings, Inc.	2,699	192,169
Axalta Coating Systems, Ltd. (a)	8,760	283,474
Balchem Corp.	1,108	89,305
Cabot Corp.	2,103	129,524
Calgon Carbon Corp.	1,758	37,445
Celanese Corp. Series A,	5,076	543,538
CF Industries Holdings, Inc.	8,141	346,318
Chase Corp.	160	19,280
Chemours Co.	5,147	257,659
Codexis, Inc. (a)	1,180	9,853
Core Molding Technologies, Inc.	160	3,472
DowDuPont, Inc.	81,005	5,769,176
Eastman Chemical Co.	5,103	472,742
Ecolab, Inc.	9,699	1,301,412
Ferro Corp. (a)	2,774	65,439
Flotek Industries, Inc. (a) (b)	42	196
FMC Corp.	4,549	430,608
FutureFuel Corp.	974	13,724
GCP Applied Technologies, Inc. (a)	2,726	86,959
Hawkins, Inc.	408	14,362
HB Fuller Co.	1,767	95,188
Huntsman Corp.	6,697	222,943
Ingevity Corp. (a)	1,591	112,118
Innophos Holdings, Inc.	669	31,262
Innospec, Inc.	980	69,188
International Flavors & Fragrances, Inc.	2,699	411,894
Intrepid Potash, Inc. (a)	3,730	17,755
KMG Chemicals, Inc.	390	25,771
Koppers Holdings, Inc. (a)	669	34,052
Kraton Corp. (a)	1,084	52,216
LSB Industries, Inc. (a)	660	5,782
Minerals Technologies, Inc.	1,166	80,279
Monsanto Co.	15,040	1,756,371
Mosaic Co.	2,349	60,275
NewMarket Corp.	405	160,943
Olin Corp.	5,627	200,209
OMNOVA Solutions, Inc. (a)	1,542	15,420
Platform Specialty Products Corp. (a)	709	7,033
PolyOne Corp.	3,275	142,462
PPG Industries, Inc.	9,325	1,089,346
Praxair, Inc.	10,065	1,556,854

See accompanying notes to financial statements.

61

SPDR Portfolio Total Stock Market ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Quaker Chemical Corp.	511	$77,054
Rayonier Advanced Materials, Inc.	488	9,980
RPM International, Inc.	4,524	237,148
Scotts Miracle-Gro Co.	1,517	162,304
Sensient Technologies Corp.	1,647	120,478
Sherwin-Williams Co.	2,625	1,076,355
Stepan Co.	673	53,147
Trecora Resources (a)	650	8,775
Tredegar Corp.	4,012	77,030
Trinseo SA	1,585	115,071
Tronox, Ltd. Class A,	1,762	36,139
Valvoline, Inc.	7,241	181,459
Westlake Chemical Corp.	1,236	131,671
WR Grace & Co.	2,520	176,728

		20,523,355

COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	2,244	84,644
ACCO Brands Corp. (a)	3,719	45,372
Advanced Disposal Services, Inc. (a)	2,090	50,035
Aqua Metals, Inc. (a) (b)	1,030	2,194
ARC Document Solutions, Inc. (a)	1,180	3,009
Brink’s Co.	1,948	153,307
Casella Waste Systems, Inc. Class A, (a)	1,270	29,235
CECO Environmental Corp.	21	108
Cintas Corp.	2,971	462,971
Civeo Corp. (a)	5,980	16,325
Clean Harbors, Inc. (a)	1,948	105,582
Copart, Inc. (a)	8,299	358,434
Covanta Holding Corp.	4,469	75,526
Deluxe Corp.	1,710	131,396
Ennis, Inc.	988	20,501
Essendant, Inc.	42	389
Healthcare Services Group, Inc.	2,640	139,181
Heritage-Crystal Clean, Inc. (a)	520	11,310
Herman Miller, Inc.	2,170	86,908
HNI Corp.	5,501	212,173
Hudson Technologies, Inc. (a) (b)	1,630	9,894
InnerWorkings, Inc. (a)	1,681	16,860
Interface, Inc.	2,121	53,343
KAR Auction Services, Inc.	4,972	251,136
Kimball International, Inc. Class B,	1,180	22,031
Knoll, Inc.	1,591	36,657
LSC Communications, Inc.	21	318
Matthews International Corp. Class A,	1,092	57,658
McGrath RentCorp	980	46,040
Mobile Mini, Inc.	1,592	54,924
MSA Safety, Inc.	1,178	91,318
Multi-Color Corp.	488	36,527
Pitney Bowes, Inc.	432	4,830
Quad/Graphics, Inc.	1,081	24,431
Republic Services, Inc.	12,129	820,042
Rollins, Inc.	2,917	135,728
RR Donnelley & Sons Co. (b)	84	781
SP Plus Corp. (a)	688	25,525
Steelcase, Inc. Class A,	3,144	47,789
Stericycle, Inc. (a)	105	7,139
Team, Inc. (a) (b)	70	1,043
Tetra Tech, Inc.	2,129	102,511
UniFirst Corp.	451	74,370
US Ecology, Inc.	693	35,343
Viad Corp.	679	37,617
VSE Corp.	156	7,555
Waste Management, Inc.	15,019	1,296,140

		5,286,150

COMMUNICATIONS EQUIPMENT — 1.2%
Acacia Communications, Inc. (a) (b)	620	22,463
ADTRAN, Inc.	1,811	35,043
Aerohive Networks, Inc. (a)	1,100	6,413
Applied Optoelectronics, Inc. (a) (b)	1,074	40,619
Arista Networks, Inc. (a)	1,736	408,967
ARRIS International PLC (a)	7,327	188,231
CalAmp Corp. (a)	1,202	25,759
Calix, Inc. (a)	1,505	8,955
Ciena Corp. (a)	5,694	119,175
Cisco Systems, Inc.	175,627	6,726,514
Clearfield, Inc. (a)	450	5,513
CommScope Holding Co., Inc. (a)	7,141	270,144
Comtech Telecommunications Corp.	50	1,106
DASAN Zhone Solutions, Inc. (a)	140	1,296
Digi International, Inc. (a)	1,001	9,560
EchoStar Corp. Class A, (a)	1,733	103,807
EMCORE Corp. (a)	960	6,192
Extreme Networks, Inc. (a)	3,977	49,792
F5 Networks, Inc. (a)	2,374	311,516
Finisar Corp. (a) (b)	744	15,140
Harmonic, Inc. (a)	126	529
Harris Corp.	3,942	558,384
Infinera Corp. (a) (b)	126	798
InterDigital, Inc.	1,242	94,578
Juniper Networks, Inc.	14,638	417,183
KVH Industries, Inc. (a)	523	5,413
Lumentum Holdings, Inc. (a) (b)	2,185	106,847
Motorola Solutions, Inc.	6,175	557,849
NETGEAR, Inc. (a)	1,252	73,555
NetScout Systems, Inc. (a)	3,452	105,113
Oclaro, Inc. (a)	210	1,415
Palo Alto Networks, Inc. (a)	3,141	455,257
PC-Tel, Inc. (a)	540	3,980
Plantronics, Inc.	1,477	74,411
Quantenna Communications, Inc. (a) (b)	730	8,906
Ribbon Communications, Inc. (a)	170	1,314
TESSCO Technologies, Inc.	100	2,015
Ubiquiti Networks, Inc. (a) (b)	1,217	86,431
ViaSat, Inc. (a) (b)	1,822	136,377
Viavi Solutions, Inc. (a)	8,249	72,096

		11,118,656

CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	5,755	213,798
Aegion Corp. (a)	1,252	31,838
Ameresco, Inc. Class A, (a)	570	4,902
Argan, Inc.	518	23,310
Comfort Systems USA, Inc.	1,146	50,023
Dycom Industries, Inc. (a) (b)	1,084	120,790
EMCOR Group, Inc.	2,238	182,956
Fluor Corp.	5,209	269,045
Goldfield Corp. (a)	950	4,655

See accompanying notes to financial statements.

62

SPDR Portfolio Total Stock Market ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Granite Construction, Inc.	1,492	$94,638
Great Lakes Dredge & Dock Corp. (a)	422	2,279
HC2 Holdings, Inc. (a)	1,386	8,247
IES Holdings, Inc. (a)	630	10,867
Jacobs Engineering Group, Inc.	4,244	279,934
KBR, Inc.	2,185	43,329
Layne Christensen Co. (a) (b)	580	7,279
MasTec, Inc. (a)	2,361	115,571
MYR Group, Inc. (a)	637	22,760
Northwest Pipe Co. (a)	390	7,465
NV5 Global, Inc. (a)	170	9,205
Orion Group Holdings, Inc. (a)	91	713
Primoris Services Corp.	956	25,994
Quanta Services, Inc. (a)	4,555	178,146
Sterling Construction Co., Inc. (a)	940	15,303
Tutor Perini Corp. (a)	1,286	32,600
Valmont Industries, Inc.	701	116,261

		1,871,908

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	1,709	193,630
Forterra, Inc. (a) (b)	560	6,216
Martin Marietta Materials, Inc.	2,183	482,530
Summit Materials, Inc. Class A, (a)	6,110	192,121
United States Lime & Minerals, Inc.	40	3,084
US Concrete, Inc. (a) (b)	531	44,418
Vulcan Materials Co.	4,527	581,131

		1,503,130

CONSUMER FINANCE — 0.9%
Ally Financial, Inc.	15,588	454,546
American Express Co.	30,118	2,991,019
Capital One Financial Corp.	16,694	1,662,389
Consumer Portfolio Services, Inc. (a)	590	2,448
Credit Acceptance Corp. (a) (b)	479	154,947
Discover Financial Services	13,172	1,013,190
Elevate Credit, Inc. (a)	390	2,937
Encore Capital Group, Inc. (a) (b)	942	39,658
Enova International, Inc. (a)	84	1,277
FirstCash, Inc.	1,643	110,820
Green Dot Corp. Class A, (a)	1,481	89,245
LendingClub Corp. (a) (b)	579	2,391
Navient Corp.	14,450	192,474
Nelnet, Inc. Class A,	609	33,361
OneMain Holdings, Inc. (a)	63	1,637
PRA Group, Inc. (a) (b)	1,724	57,237
Regional Management Corp. (a)	410	10,787
Santander Consumer USA Holdings, Inc.	1,208	22,493
SLM Corp. (a)	16,500	186,450
Synchrony Financial	29,037	1,121,119
World Acceptance Corp. (a) (b)	378	30,512

		8,180,937

CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	1,690	145,813
Avery Dennison Corp.	2,835	325,628
Ball Corp.	11,862	448,977
Bemis Co., Inc.	3,371	161,100
Berry Global Group, Inc. (a)	3,749	219,954
Crown Holdings, Inc. (a)	4,580	257,625
Graphic Packaging Holding Co.	10,532	162,719
Greif, Inc. Class A,	1,068	64,699
International Paper Co.	14,484	839,203
Myers Industries, Inc.	999	19,481
Owens-Illinois, Inc. (a)	6,088	134,971
Packaging Corp. of America	3,248	391,546
Sealed Air Corp.	7,017	345,938
Silgan Holdings, Inc.	3,816	112,152
Sonoco Products Co.	3,355	178,285
UFP Technologies, Inc. (a)	130	3,614
WestRock Co.	9,266	585,704

		4,397,409

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	1,589	50,181
Genuine Parts Co.	5,548	527,115
LKQ Corp. (a)	10,594	430,858
Pool Corp.	1,599	207,310
Weyco Group, Inc.	150	4,458

		1,219,922

DIVERSIFIED CONSUMER SERVICES — 0.2%
Adtalem Global Education, Inc.	2,197	92,384
American Public Education, Inc. (a)	561	14,053
Ascent Capital Group, Inc. Class A, (a)	57	655
Bridgepoint Education, Inc. (a)	661	5,486
Bright Horizons Family Solutions, Inc. (a)	1,669	156,886
Cambium Learning Group, Inc. (a)	530	3,010
Capella Education Co.	487	37,694
Career Education Corp. (a)	2,334	28,195
Carriage Services, Inc.	558	14,346
Chegg, Inc. (a) (b)	4,512	73,636
Collectors Universe, Inc.	180	5,155
Graham Holdings Co. Class B,	86	48,018
Grand Canyon Education, Inc. (a)	1,711	153,186
H&R Block, Inc.	8,743	229,241
Houghton Mifflin Harcourt Co. (a)	126	1,172
K12, Inc. (a)	99	1,574
Laureate Education, Inc. Class A, (a)	1,130	15,323
Liberty Tax, Inc.	390	4,290
Regis Corp. (a)	1,562	23,992
Service Corp. International	6,761	252,321
ServiceMaster Global Holdings, Inc. (a)	4,961	254,351
Sotheby’s (a)	1,662	85,759
Strayer Education, Inc.	431	38,609
Weight Watchers International, Inc. (a)	2,032	89,977

		1,629,313

DIVERSIFIED FINANCIAL SERVICES — 0.6%
A-Mark Precious Metals, Inc.	100	1,471
Berkshire Hathaway, Inc. Class B, (a)	24,099	4,776,904
Cannae Holdings, Inc. (a)	1,179	20,078
Leucadia National Corp.	11,996	317,774
Marlin Business Services Corp.	440	9,856
On Deck Capital, Inc. (a)	1,480	8,495
Texas Pacific Land Trust	180	80,393
Tiptree, Inc.	640	3,808
Voya Financial, Inc.	7,559	373,944

		5,592,723

See accompanying notes to financial statements.

63

SPDR Portfolio Total Stock Market ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
Alaska Communications Systems Group, Inc. (a)	1,640	$4,395
AT&T, Inc.	257,767	10,021,981
ATN International, Inc.	448	24,756
CenturyLink, Inc.	40,836	681,144
Cincinnati Bell, Inc. (a)	1,558	32,484
Cogent Communications Holdings, Inc.	1,618	73,295
Consolidated Communications Holdings, Inc.	126	1,536
Frontier Communications Corp.	105	710
General Communication, Inc. Class A, (a)	663	25,870
Globalstar, Inc. (a) (b)	2,190	2,869
Hawaiian Telcom Holdco, Inc. (a)	378	11,665
IDT Corp. Class B, (a)	488	5,173
Iridium Communications, Inc. (a) (b)	2,592	30,586
Ooma, Inc. (a)	560	6,692
ORBCOMM, Inc. (a)	2,200	22,396
pdvWireless, Inc. (a)	180	5,778
Verizon Communications, Inc.	148,516	7,860,952
Vonage Holdings Corp. (a)	7,257	73,804
Windstream Holdings, Inc.	768	1,421
Zayo Group Holdings, Inc. (a)	6,587	242,402

		19,129,909

ELECTRIC UTILITIES — 1.7%
ALLETE, Inc.	1,809	134,517
Alliant Energy Corp.	8,254	351,703
American Electric Power Co., Inc.	16,934	1,245,834
Duke Energy Corp.	24,330	2,046,396
Edison International	11,448	723,972
El Paso Electric Co.	1,282	70,959
Entergy Corp.	5,002	407,113
Eversource Energy	11,045	697,823
Exelon Corp.	31,592	1,245,041
FirstEnergy Corp.	15,461	473,416
Great Plains Energy, Inc.	8,199	264,336
Hawaiian Electric Industries, Inc.	4,302	155,517
IDACORP, Inc.	1,707	155,952
MGE Energy, Inc.	1,472	92,883
NextEra Energy, Inc.	16,099	2,514,503
OGE Energy Corp.	7,036	231,555
Otter Tail Corp.	2,281	101,390
PG&E Corp.	23,798	1,066,864
Pinnacle West Capital Corp.	3,868	329,476
PNM Resources, Inc.	2,704	109,377
Portland General Electric Co.	3,186	145,218
PPL Corp.	24,506	758,461
Southern Co.	34,803	1,673,676
Spark Energy, Inc. Class A, (b)	460	5,704
Westar Energy, Inc.	4,833	255,182
Xcel Energy, Inc.	17,625	847,939

		16,104,807

ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc. (b)	1,650	290,400
Allied Motion Technologies, Inc.	160	5,294
AMETEK, Inc.	7,115	515,624
Atkore International Group, Inc. (a)	1,120	24,024
AZZ, Inc.	1,010	51,611
Babcock & Wilcox Enterprises, Inc. (a) (b)	433	2,459
Emerson Electric Co.	21,832	1,521,472
Encore Wire Corp.	679	33,033
Energous Corp. (a) (b)	680	13,226
EnerSys	1,551	107,996
Enphase Energy, Inc. (a) (b)	2,508	6,044
FuelCell Energy, Inc. (a) (b)	1,610	2,737
Generac Holdings, Inc. (a)	2,220	109,934
General Cable Corp.	631	18,678
Hubbell, Inc.	1,673	226,424
LSI Industries, Inc.	930	6,398
Plug Power, Inc. (a) (b)	7,675	18,113
Powell Industries, Inc.	38	1,089
Preformed Line Products Co.	50	3,553
Regal Beloit Corp.	1,591	121,871
Revolution Lighting Technologies, Inc. (a)	530	1,744
Rockwell Automation, Inc.	4,478	879,255
Sunrun, Inc. (a) (b)	2,330	13,747
Thermon Group Holdings, Inc. (a)	989	23,410
TPI Composites, Inc. (a)	480	9,821
Vicor Corp. (a)	600	12,540

		4,020,497

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Akoustis Technologies, Inc. (a) (b)	480	2,990
Amphenol Corp. Class A,	10,425	915,315
Anixter International, Inc. (a)	1,278	97,128
Arrow Electronics, Inc. (a)	3,388	272,429
Avnet, Inc.	4,457	176,586
AVX Corp.	1,642	28,407
Badger Meter, Inc.	1,135	54,253
Bel Fuse, Inc. Class B,	40	1,007
Belden, Inc.	1,537	118,610
Benchmark Electronics, Inc. (a)	2,056	59,830
CDW Corp.	4,915	341,543
Cognex Corp.	5,484	335,401
Coherent, Inc. (a)	980	276,576
Control4 Corp. (a)	920	27,379
Corning, Inc.	32,923	1,053,207
CTS Corp.	1,103	28,402
Daktronics, Inc.	1,242	11,339
Dolby Laboratories, Inc. Class A,	2,080	128,960
Electro Scientific Industries, Inc. (a)	940	20,144
ePlus, Inc. (a)	526	39,555
FARO Technologies, Inc. (a)	581	27,307
Fitbit, Inc. Class A, (a) (b)	553	3,158
FLIR Systems, Inc.	4,792	223,403
ID Systems, Inc. (a)	510	3,539
II-VI, Inc. (a)	1,807	84,839
Insight Enterprises, Inc. (a)	1,017	38,941
IPG Photonics Corp. (a)	1,154	247,106
Iteris, Inc. (a)	960	6,691
Itron, Inc. (a)	1,272	86,750
Jabil, Inc.	6,670	175,087
KEMET Corp. (a)	1,190	17,921
Keysight Technologies, Inc. (a)	6,481	269,610
Kimball Electronics, Inc. (a)	950	17,337

See accompanying notes to financial statements.

64

SPDR Portfolio Total Stock Market ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Knowles Corp. (a)	8,208	$120,329
Littelfuse, Inc.	679	134,320
Maxwell Technologies, Inc. (a) (b)	1,060	6,106
Mesa Laboratories, Inc. (b)	70	8,701
Methode Electronics, Inc.	1,146	45,955
MicroVision, Inc. (a) (b)	3,190	5,200
MTS Systems Corp.	588	31,576
Napco Security Technologies, Inc. (a)	430	3,763
National Instruments Corp.	3,971	165,313
Novanta, Inc. (a)	1,103	55,150
OSI Systems, Inc. (a)	669	43,070
PAR Technology Corp. (a)	420	3,927
Park Electrochemical Corp.	164	3,223
PC Connection, Inc.	450	11,795
PCM, Inc. (a)	390	3,861
Plexus Corp. (a)	1,146	69,585
Rogers Corp. (a)	583	94,399
Sanmina Corp. (a)	2,747	90,651
ScanSource, Inc. (a)	978	35,012
SYNNEX Corp.	1,040	141,388
Systemax, Inc.	450	14,972
Tech Data Corp. (a)	1,210	118,544
Trimble, Inc. (a)	8,295	337,109
TTM Technologies, Inc. (a)	3,180	49,831
Universal Display Corp. (b)	1,502	259,320
VeriFone Systems, Inc. (a)	179	3,170
Vishay Intertechnology, Inc.	4,399	91,279
Vishay Precision Group, Inc. (a)	499	12,550
Zebra Technologies Corp. Class A, (a)	1,780	184,764

		7,335,613

ENERGY EQUIPMENT & SERVICES — 0.9%
Archrock, Inc.	2,681	28,150
Aspen Aerogels, Inc. (a)	680	3,318
Baker Hughes a GE Co.	18,272	578,126
Basic Energy Services, Inc. (a)	1,070	25,113
Bristow Group, Inc. (b)	92	1,239
C&J Energy Services, Inc. (a)	2,677	89,599
CARBO Ceramics, Inc. (a) (b)	21	214
Diamond Offshore Drilling, Inc. (a) (b)	475	8,830
Dril-Quip, Inc. (a)	63	3,005
Eco-Stim Energy Solutions, Inc. (a)	2,870	3,616
Era Group, Inc. (a)	124	1,333
Exterran Corp. (a)	1,227	38,577
Fairmount Santrol Holdings, Inc. (a) (b)	6,720	35,146
Forum Energy Technologies, Inc. (a)	3,644	56,664
Geospace Technologies Corp. (a)	33	428
Gulf Island Fabrication, Inc.	500	6,713
Halliburton Co.	34,289	1,675,703
Helix Energy Solutions Group, Inc. (a)	429	3,235
Helmerich & Payne, Inc. (b)	4,407	284,868
Hornbeck Offshore Services, Inc. (a)	1,140	3,545
Independence Contract Drilling, Inc. (a)	1,220	4,856
ION Geophysical Corp. (a)	410	8,098
Keane Group, Inc. (a)	1,190	22,622
Key Energy Services, Inc. (a)	490	5,777
Mammoth Energy Services, Inc. (a)	1,130	22,182
Matrix Service Co. (a)	1,031	18,352
McDermott International, Inc. (a)	17,777	116,973
Nabors Industries, Ltd.	374	2,554
National Oilwell Varco, Inc.	14,329	516,131
Natural Gas Services Group, Inc. (a)	458	12,000
Newpark Resources, Inc. (a)	3,246	27,916
Oceaneering International, Inc.	126	2,664
Oil States International, Inc. (a)	63	1,783
Parker Drilling Co. (a)	126	126
Patterson-UTI Energy, Inc.	14,948	343,953
PHI, Inc. NVDR (a)	21	243
Pioneer Energy Services Corp. (a)	3,521	10,739
ProPetro Holding Corp. (a)	1,610	32,458
RigNet, Inc. (a)	19	284
Rowan Cos. PLC Class A, (a) (b)	10,919	170,992
RPC, Inc. (b)	2,259	57,672
Schlumberger, Ltd.	54,347	3,662,444
SEACOR Holdings, Inc. (a)	669	30,921
Smart Sand, Inc. (a) (b)	670	5,802
Superior Energy Services, Inc. (a)	16,593	159,791
TETRA Technologies, Inc. (a)	493	2,105
Tidewater, Inc. (a) (b)	1,000	24,400
Unit Corp. (a)	2,177	47,894
US Silica Holdings, Inc. (b)	3,274	106,601
Willbros Group, Inc. (a)	2,150	3,053

		8,268,808

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.8%
Agree Realty Corp. REIT	1,034	53,189
Alexander & Baldwin, Inc.	1,637	45,410
Alexander’s, Inc. REIT	66	26,126
Alexandria Real Estate Equities, Inc. REIT	3,257	425,332
Altisource Residential Corp. REIT	63	747
American Assets Trust, Inc. REIT	2,173	83,096
American Campus Communities, Inc. REIT	5,113	209,786
Armada Hoffler Properties, Inc. REIT	1,594	24,755
Ashford Hospitality Prime, Inc. REIT	84	817
Ashford Hospitality Trust, Inc. REIT	3,170	21,334
AvalonBay Communities, Inc. REIT	4,920	877,777
Bluerock Residential Growth REIT, Inc.	720	7,279
CareTrust REIT, Inc.	3,244	54,369
CatchMark Timber Trust, Inc. Class A, REIT	1,250	16,413
Chatham Lodging Trust REIT	3,442	78,340
City Office REIT, Inc.	1,050	13,661
Clipper Realty, Inc. REIT	520	5,195
Colony NorthStar, Inc. Class A, REIT	1,200	13,692
Community Healthcare Trust, Inc. REIT	570	16,017
CoreCivic, Inc. REIT	4,474	100,665
CorEnergy Infrastructure Trust, Inc. REIT	460	17,572
CoreSite Realty Corp. REIT	1,191	135,655
CyrusOne, Inc. REIT	3,176	189,067
Empire State Realty Trust, Inc. Class A, REIT	4,583	94,089
EPR Properties REIT	2,661	174,189
Farmland Partners, Inc. REIT (b)	1,100	9,548
Four Corners Property Trust, Inc. REIT	4,114	105,730

See accompanying notes to financial statements.

65

SPDR Portfolio Total Stock Market ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Gaming and Leisure Properties, Inc. REIT	7,320	$270,840
GEO Group, Inc. REIT	4,499	106,176
Getty Realty Corp. REIT	1,659	45,058
Gladstone Commercial Corp. REIT	1,039	21,881
Gladstone Land Corp. REIT (b)	420	5,641
Global Medical REIT, Inc.	640	5,248
Global Net Lease, Inc. REIT	2,652	54,578
Government Properties Income Trust REIT	2,910	53,951
Gramercy Property Trust REIT	5,790	154,361
Healthcare Trust of America, Inc. Class A, REIT (b)	7,241	217,520
Infra REIT, Inc. (a)	1,267	23,541
Investors Real Estate Trust	9,555	54,272
iStar, Inc. (a) (b)	2,805	31,697
Jernigan Capital, Inc. REIT (b)	480	9,125
Lamar Advertising Co. Class A, REIT	2,900	215,296
Lexington Realty Trust REIT	2,260	21,809
MedEquities Realty Trust, Inc. REIT	1,080	12,118
Medical Properties Trust, Inc. REIT	16,548	228,032
MGM Growth Properties LLC Class A, (b)	2,360	68,794
Monmouth Real Estate Investment Corp.	3,376	60,093
National Health Investors, Inc. REIT	1,498	112,919
National Retail Properties, Inc. REIT	5,487	236,654
New Senior Investment Group, Inc. REIT	84	635
New York REIT, Inc.	5,960	23,423
Omega Healthcare Investors, Inc. REIT (b)	7,042	193,937
One Liberty Properties, Inc.	3,386	87,765
Outfront Media, Inc. REIT	5,367	124,514
Physicians Realty Trust REIT	6,557	117,960
Potlatch Corp. REIT	1,482	73,952
Preferred Apartment Communities, Inc. Class A,	1,030	20,858
QTS Realty Trust, Inc. Class A, REIT	1,608	87,089
Rayonier, Inc. REIT	1,833	57,978
Sabra Health Care REIT, Inc.	6,604	123,957
Select Income REIT	2,862	71,922
Spirit Realty Capital, Inc. REIT	37,047	317,863
STAG Industrial, Inc. REIT	3,310	90,462
STORE Capital Corp. REIT	6,781	176,577
Terreno Realty Corp.	2,131	74,713
UMH Properties, Inc.	1,070	15,943
Uniti Group, Inc. REIT (a) (b)	210	3,736
Universal Health Realty Income Trust	1,027	77,138
Urstadt Biddle Properties, Inc. Class A, REIT	2,148	46,698
VEREIT, Inc.	43,276	337,120
Whitestone REIT (b)	3,319	47,827
WP Carey, Inc. REIT	3,780	260,442

		7,241,963

FOOD & STAPLES RETAILING — 1.7%
Andersons, Inc.	42	1,308
Casey’s General Stores, Inc. (b)	1,242	139,030
Chefs’ Warehouse, Inc. (a) (b)	658	13,489
Costco Wholesale Corp.	15,906	2,960,425
CVS Health Corp.	38,925	2,822,063
Ingles Markets, Inc. Class A,	3,812	131,895
Kroger Co.	33,711	925,367
Natural Grocers by Vitamin Cottage, Inc. (a) (b)	22	196
Performance Food Group Co. (a)	3,128	103,537
PriceSmart, Inc.	693	59,667
Rite Aid Corp. (a) (b)	1,695	3,339
Smart & Final Stores, Inc. (a)	3,130	26,762
SpartanNash Co.	42	1,121
Sprouts Farmers Market, Inc. (a)	4,981	121,287
SUPERVALU, Inc. (a)	42	907
Sysco Corp.	18,646	1,132,372
United Natural Foods, Inc. (a)	1,807	89,031
US Foods Holding Corp. (a)	5,011	160,001
Village Super Market, Inc. Class A,	52	1,192
Wal-Mart Stores, Inc.	46,387	4,580,716
Walgreens Boots Alliance, Inc.	36,571	2,655,786
Weis Markets, Inc.	498	20,612

		15,950,103

FOOD PRODUCTS — 1.5%
Amplify Snack Brands, Inc. (a) (b)	1,170	14,052
Archer-Daniels-Midland Co.	19,484	780,919
B&G Foods, Inc. (b)	2,910	102,286
Blue Buffalo Pet Products, Inc. (a) (b)	6,169	202,281
Bob Evans Farms, Inc.	976	76,928
Bunge, Ltd.	4,957	332,516
Calavo Growers, Inc. (b)	628	53,003
Cal-Maine Foods, Inc. (a) (b)	1,038	46,139
Campbell Soup Co. (b)	6,218	299,148
Conagra Brands, Inc.	14,995	564,862
Darling Ingredients, Inc. (a)	5,628	102,036
Dean Foods Co.	105	1,214
Farmer Brothers Co. (a)	420	13,503
Flowers Foods, Inc. (b)	6,592	127,292
Fresh Del Monte Produce, Inc.	1,090	51,960
Freshpet, Inc. (a)	690	13,075
General Mills, Inc.	20,430	1,211,295
Hain Celestial Group, Inc. (a)	3,995	169,348
Hershey Co.	5,600	635,656
Hormel Foods Corp.	10,079	366,775
Hostess Brands, Inc. (a) (b)	3,803	56,322
Ingredion, Inc.	2,384	333,283
J&J Snack Foods Corp.	990	150,312
J.M. Smucker Co.	3,998	496,711
John B Sanfilippo & Son, Inc.	180	11,385
Kellogg Co.	12,408	843,496
Kraft Heinz Co.	32,750	2,546,640
Lamb Weston Holdings, Inc.	4,839	273,162
Lancaster Colony Corp.	417	53,881
Landec Corp. (a)	971	12,235
Lifeway Foods, Inc. (a)	100	800
Limoneira Co.	449	10,058
McCormick & Co., Inc.	1,179	120,152
Mondelez International, Inc. Class A,	53,505	2,290,014
Pinnacle Foods, Inc.	4,408	262,144
Post Holdings, Inc. (a)	2,357	186,745
Sanderson Farms, Inc. (b)	701	97,285

See accompanying notes to financial statements.

66

SPDR Portfolio Total Stock Market ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Seneca Foods Corp. Class A, (a)	162	$4,981
Snyder’s-Lance, Inc.	3,306	165,564
Tootsie Roll Industries, Inc. (b)	481	17,508
TreeHouse Foods, Inc. (a)	63	3,116
Tyson Foods, Inc. Class A,	10,019	812,240

		13,912,322

GAS UTILITIES — 0.2%
Atmos Energy Corp.	3,734	320,713
Chesapeake Utilities Corp.	557	43,752
National Fuel Gas Co.	2,796	153,528
New Jersey Resources Corp.	2,915	117,183
Northwest Natural Gas Co.	2,164	129,083
ONE Gas, Inc.	1,759	128,864
RGC Resources, Inc.	130	3,520
South Jersey Industries, Inc.	2,861	89,349
Southwest Gas Holdings, Inc.	1,641	132,068
Spire, Inc.	1,610	120,992
UGI Corp.	6,561	308,039
WGL Holdings, Inc.	1,477	126,786

		1,673,877

HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abaxis, Inc.	669	33,129
Abbott Laboratories	59,383	3,388,988
ABIOMED, Inc. (a)	1,600	299,856
Accuray, Inc. (a) (b)	2,615	11,244
Align Technology, Inc. (a)	2,629	584,138
Analogic Corp.	498	41,707
AngioDynamics, Inc. (a)	1,201	19,973
Anika Therapeutics, Inc. (a)	548	29,543
Antares Pharma, Inc. (a) (b)	8,240	16,398
AtriCure, Inc. (a)	1,144	20,867
Atrion Corp.	40	25,224
AxoGen, Inc. (a)	930	26,319
Baxter International, Inc.	18,831	1,217,236
Becton Dickinson and Co.	8,759	1,874,896
Boston Scientific Corp. (a)	47,446	1,176,186
Bovie Medical Corp. (a) (b)	710	1,846
Cantel Medical Corp.	2,050	210,883
Cardiovascular Systems, Inc. (a)	1,184	28,049
Cerus Corp. (a) (b)	3,705	12,523
Cogentix Medical, Inc. (a)	670	2,111
ConforMIS, Inc. (a) (b)	1,110	2,642
CONMED Corp.	1,038	52,907
Cooper Cos., Inc.	1,735	378,022
Corindus Vascular Robotics, Inc. (a) (b)	4,520	4,565
CryoLife, Inc. (a)	1,110	21,256
CryoPort, Inc. (a)	1,100	9,449
Cutera, Inc. (a)	500	22,675
CytoSorbents Corp. (a) (b)	940	6,110
Danaher Corp.	21,520	1,997,486
DENTSPLY SIRONA, Inc.	7,999	526,574
DexCom, Inc. (a) (b)	3,304	189,617
Edwards Lifesciences Corp. (a)	7,868	886,802
Endologix, Inc. (a) (b)	478	2,557
Entellus Medical, Inc. (a) (b)	510	12,439
Exactech, Inc. (a)	380	18,791
FONAR Corp. (a)	130	3,165
GenMark Diagnostics, Inc. (a) (b)	2,191	9,136
Glaukos Corp. (a) (b)	42	1,077
Globus Medical, Inc. Class A, (a)	2,324	95,516
Haemonetics Corp. (a)	1,747	101,466
Halyard Health, Inc. (a)	1,695	78,275
Heska Corp. (a)	140	11,229
Hill-Rom Holdings, Inc.	2,383	200,863
Hologic, Inc. (a)	9,945	425,149
ICU Medical, Inc. (a)	551	119,016
IDEXX Laboratories, Inc. (a)	2,330	364,365
Inogen, Inc. (a)	980	116,698
Insulet Corp. (a)	2,016	139,104
Integer Holdings Corp. (a)	1,040	47,112
Integra LifeSciences Holdings Corp. (a) (b)	2,339	111,945
Intuitive Surgical, Inc. (a)	3,468	1,265,612
Invacare Corp. (b)	1,173	19,765
Invuity, Inc. (a)	450	2,790
iRadimed Corp. (a) (b)	80	1,212
iRhythm Technologies, Inc. (a)	570	31,948
IRIDEX Corp. (a)	420	3,200
K2M Group Holdings, Inc. (a)	84	1,512
Lantheus Holdings, Inc. (a)	1,110	22,699
LeMaitre Vascular, Inc.	510	16,238
Masimo Corp. (a)	1,686	142,973
Meridian Bioscience, Inc.	169	2,366
Merit Medical Systems, Inc. (a)	1,787	77,198
Natus Medical, Inc. (a)	1,088	41,562
Neogen Corp. (a)	2,112	173,628
Nevro Corp. (a)	1,067	73,666
NuVasive, Inc. (a)	1,714	100,252
Nuvectra Corp. (a)	380	2,949
NxStage Medical, Inc. (a)	2,291	55,511
Obalon Therapeutics, Inc. (a)	380	2,512
OraSure Technologies, Inc. (a)	1,170	22,066
Penumbra, Inc. (a) (b)	1,031	97,017
Quidel Corp. (a)	1,039	45,041
ResMed, Inc.	4,943	418,623
Rockwell Medical, Inc. (a) (b)	63	367
RTI Surgical, Inc. (a)	2,026	8,307
SeaSpine Holdings Corp. (a)	400	4,048
Senseonics Holdings, Inc. (a) (b)	1,780	4,735
Sientra, Inc. (a) (b)	530	7,452
STAAR Surgical Co. (a)	1,282	19,871
Stryker Corp.	11,989	1,856,377
Surmodics, Inc. (a)	488	13,664
Tactile Systems Technology, Inc. (a) (b)	430	12,461
Teleflex, Inc.	1,702	423,492
TransEnterix, Inc. (a)	1,550	2,991
Utah Medical Products, Inc.	579	47,131
Varex Imaging Corp. (a)	1,255	50,413
Varian Medical Systems, Inc. (a)	3,384	376,132
Vermillion, Inc. (a)	1,520	2,934
ViewRay, Inc. (a) (b)	1,060	9,816
Viveve Medical, Inc. (a) (b)	520	2,584
West Pharmaceutical Services, Inc.	2,584	254,963
Zimmer Biomet Holdings, Inc.	7,052	850,965

		21,546,167

HEALTH CARE PROVIDERS & SERVICES — 2.6%
AAC Holdings, Inc. (a)	500	4,500
Acadia Healthcare Co., Inc. (a)	4,389	143,213

See accompanying notes to financial statements.

67

SPDR Portfolio Total Stock Market ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Aceto Corp.	21	$217
Addus HomeCare Corp. (a)	450	15,660
Aetna, Inc.	11,696	2,109,841
Almost Family, Inc. (a)	530	29,336
Amedisys, Inc. (a)	1,268	66,836
American Renal Associates Holdings, Inc. (a)	1,150	20,010
AmerisourceBergen Corp.	6,045	555,052
AMN Healthcare Services, Inc. (a)	1,771	87,222
Anthem, Inc.	8,927	2,008,664
BioScrip, Inc. (a)	42	122
BioTelemetry, Inc. (a)	1,180	35,282
Brookdale Senior Living, Inc. (a)	189	1,833
Capital Senior Living Corp. (a) (b)	1,029	13,881
Cardinal Health, Inc.	11,034	676,053
Centene Corp. (a)	6,385	644,119
Chemed Corp.	573	139,251
Cigna Corp.	7,793	1,582,680
Civitas Solutions, Inc. (a)	540	9,234
Community Health Systems, Inc. (a) (b)	126	537
CorVel Corp. (a)	1,495	79,086
Cross Country Healthcare, Inc. (a)	1,180	15,057
DaVita, Inc. (a)	6,449	465,940
Diplomat Pharmacy, Inc. (a)	94	1,887
Encompass Health Corp.	3,692	182,422
Ensign Group, Inc.	1,648	36,586
Envision Healthcare Corp. (a)	147	5,080
Express Scripts Holding Co. (a)	21,271	1,587,667
HCA Healthcare, Inc. (a)	10,903	957,720
HealthEquity, Inc. (a)	2,171	101,299
Henry Schein, Inc. (a)	5,614	392,306
Humana, Inc.	5,095	1,263,917
Kindred Healthcare, Inc.	3,306	32,068
Laboratory Corp. of America Holdings (a)	3,626	578,383
LHC Group, Inc. (a)	568	34,790
LifePoint Health, Inc. (a)	63	3,137
Magellan Health, Inc. (a)	988	95,391
McKesson Corp.	7,673	1,196,604
MEDNAX, Inc. (a)	6,135	327,854
Molina Healthcare, Inc. (a)	1,660	127,289
National HealthCare Corp.	378	23,035
Owens & Minor, Inc.	84	1,586
Patterson Cos., Inc. (b)	5,653	204,243
Premier, Inc. Class A, (a)	42	1,226
Providence Service Corp. (a)	1,285	76,252
Psychemedics Corp.	120	2,467
Quest Diagnostics, Inc.	3,349	329,843
Quorum Health Corp. (a)	960	5,990
R1 RCM, Inc. (a)	2,820	12,436
RadNet, Inc. (a)	1,260	12,726
Select Medical Holdings Corp. (a)	4,513	79,655
Surgery Partners, Inc. (a) (b)	1,680	20,328
Teladoc, Inc. (a) (b)	1,803	62,835
Tenet Healthcare Corp. (a) (b)	4,247	64,385
Tivity Health, Inc. (a)	1,473	53,838
Triple-S Management Corp. Class B, (a)	731	18,165
UnitedHealth Group, Inc.	33,195	7,318,170
Universal Health Services, Inc. Class B,	194	21,990
US Physical Therapy, Inc.	428	30,902
WellCare Health Plans, Inc. (a)	1,581	317,955

		24,286,053

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	6,579	95,725
athenahealth, Inc. (a)	1,507	200,491
Castlight Health, Inc. Class B, (a) (b)	2,340	8,775
Cerner Corp. (a)	10,530	709,617
Computer Programs & Systems, Inc. (b)	28	841
Cotiviti Holdings, Inc. (a)	63	2,029
Evolent Health, Inc. Class A, (a) (b)	84	1,033
HealthStream, Inc. (a)	984	22,790
HMS Holdings Corp. (a)	105	1,780
Inovalon Holdings, Inc. Class A, (a) (b)	3,450	51,750
Medidata Solutions, Inc. (a)	2,103	133,267
Omnicell, Inc. (a)	1,176	57,036
Quality Systems, Inc. (a)	1,745	23,697
Simulations Plus, Inc.	430	6,923
Tabula Rasa HealthCare, Inc. (a)	390	10,940
Veeva Systems, Inc. Class A, (a)	3,880	214,486
Vocera Communications, Inc. (a)	1,014	30,643

		1,571,823

HOTELS, RESTAURANTS & LEISURE — 2.2%
Aramark	7,455	318,627
BBX Capital Corp.	1,770	14,107
Biglari Holdings, Inc. (a)	49	20,306
BJ’s Restaurants, Inc.	90	3,276
Bloomin’ Brands, Inc.	147	3,137
Bojangles’, Inc. (a) (b)	620	7,316
Boyd Gaming Corp. (b)	2,765	96,913
Brinker International, Inc. (b)	3,840	149,146
Buffalo Wild Wings, Inc. (a)	583	91,152
Carrols Restaurant Group, Inc. (a)	1,120	13,608
Century Casinos, Inc. (a)	690	6,300
Cheesecake Factory, Inc. (b)	1,708	82,291
Chipotle Mexican Grill, Inc. (a)	1,124	324,870
Choice Hotels International, Inc.	1,178	91,413
Churchill Downs, Inc.	501	116,583
Chuy’s Holdings, Inc. (a)	81	2,272
Cracker Barrel Old Country Store, Inc. (b)	731	116,149
Darden Restaurants, Inc.	4,330	415,767
Dave & Buster’s Entertainment, Inc. (a)	2,359	130,146
Del Frisco’s Restaurant Group, Inc. (a)	699	10,660
Del Taco Restaurants, Inc. (a)	1,270	15,392
Denny’s Corp. (a)	3,145	41,640
DineEquity, Inc. (b)	83	4,211
Domino’s Pizza, Inc.	1,825	344,852
Drive Shack, Inc.	2,050	11,336
Dunkin’ Brands Group, Inc.	3,460	223,066
El Pollo Loco Holdings, Inc. (a)	720	7,128
Eldorado Resorts, Inc. (a) (b)	1,800	59,670
Fiesta Restaurant Group, Inc. (a) (b)	21	399
Fogo De Chao, Inc. (a)	470	5,452
Habit Restaurants, Inc. Class A, (a) (b)	680	6,494
Hilton Grand Vacations, Inc. (a)	3,208	134,576
Hilton Worldwide Holdings, Inc.	9,780	781,031
Hyatt Hotels Corp. Class A, (a)	1,539	113,178
ILG, Inc.	3,208	91,364
Inspired Entertainment, Inc. (a)	450	4,410

See accompanying notes to financial statements.

68

SPDR Portfolio Total Stock Market ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
International Speedway Corp. Class A,	978	$38,973
J Alexander’s Holdings, Inc. (a)	500	4,850
Jack in the Box, Inc.	1,227	120,381
La Quinta Holdings, Inc. (a)	1,160	21,414
Las Vegas Sands Corp.	13,308	924,773
Lindblad Expeditions Holdings, Inc. (a)	710	6,951
Marcus Corp.	641	17,531
Marriott International, Inc. Class A,	9,896	1,343,184
Marriott Vacations Worldwide Corp.	706	95,458
McDonald’s Corp.	28,714	4,942,254
MGM Resorts International	19,428	648,701
Monarch Casino & Resort, Inc. (a)	410	18,376
Nathan’s Famous, Inc.	60	4,530
Noodles & Co. (a)	1,000	5,250
Norwegian Cruise Line Holdings, Ltd. (a)	6,088	324,186
Papa John’s International, Inc. (b)	1,048	58,803
Papa Murphy’s Holdings, Inc. (a) (b)	420	2,260
Penn National Gaming, Inc. (a)	2,838	88,914
Pinnacle Entertainment, Inc. (a)	1,747	57,179
Planet Fitness, Inc. Class A, (a)	3,214	111,301
Playa Hotels & Resorts NV (a)	2,740	29,565
Potbelly Corp. (a)	930	11,439
RCI Hospitality Holdings, Inc.	180	5,036
Red Lion Hotels Corp. (a)	550	5,417
Red Robin Gourmet Burgers, Inc. (a)	46	2,594
Red Rock Resorts, Inc. Class A,	2,330	78,614
Royal Caribbean Cruises, Ltd.	6,339	756,116
Ruth’s Hospitality Group, Inc.	1,122	24,291
Scientific Games Corp. Class A, (a)	2,037	104,498
SeaWorld Entertainment, Inc. (a) (b)	84	1,140
Shake Shack, Inc. Class A, (a) (b)	650	28,080
Six Flags Entertainment Corp. (b)	2,729	181,669
Sonic Corp. (b)	1,815	49,876
Speedway Motorsports, Inc.	459	8,661
Starbucks Corp.	49,775	2,858,578
Texas Roadhouse, Inc.	2,251	118,583
Town Sports International Holdings, Inc. (a)	940	5,217
Vail Resorts, Inc.	1,494	317,430
Wendy’s Co.	8,303	136,335
Wingstop, Inc.	1,020	39,760
Wyndham Worldwide Corp.	3,688	427,329
Wynn Resorts, Ltd.	2,904	489,585
Yum China Holdings, Inc.	13,232	529,545
Yum! Brands, Inc.	13,232	1,079,863
Zoe’s Kitchen, Inc. (a)	21	351

		19,983,079

HOUSEHOLD DURABLES — 0.6%
AV Homes, Inc. (a) (b)	430	7,160
Bassett Furniture Industries, Inc.	400	15,040
Beazer Homes USA, Inc. (a)	1,071	20,574
CalAtlantic Group, Inc.	2,685	151,407
Cavco Industries, Inc. (a)	369	56,309
Century Communities, Inc. (a)	600	18,660
CSS Industries, Inc.	162	4,508
D.R. Horton, Inc.	11,656	595,272
Ethan Allen Interiors, Inc.	1,010	28,886
Flexsteel Industries, Inc.	180	8,420
GoPro, Inc. Class A, (a) (b)	105	795
Green Brick Partners, Inc. (a)	1,540	17,402
Hamilton Beach Brands Holding Co. Class A,	290	7,450
Helen of Troy, Ltd. (a)	1,084	104,443
Hooker Furniture Corp.	440	18,678
Hovnanian Enterprises, Inc. Class A, (a)	573	1,920
Installed Building Products, Inc. (a)	722	54,836
iRobot Corp. (a) (b)	1,138	87,285
KB Home	2,351	75,114
La-Z-Boy, Inc.	1,724	53,789
Leggett & Platt, Inc.	4,557	217,506
Lennar Corp. Class A,	4,380	276,991
Lennar Corp. Class B,	289	14,936
LGI Homes, Inc. (a) (b)	510	38,265
Libbey, Inc.	21	158
Lifetime Brands, Inc.	450	7,425
M/I Homes, Inc. (a)	721	24,802
MDC Holdings, Inc.	1,482	47,246
Meritage Homes Corp. (a)	1,195	61,184
Mohawk Industries, Inc. (a)	2,111	582,425
New Home Co. Inc (a)	470	5,889
Newell Brands, Inc.	18,317	565,995
NVR, Inc. (a)	69	242,067
PICO Holdings, Inc. (a)	184	2,355
PulteGroup, Inc.	11,733	390,122
Skyline Corp. (a)	160	2,056
Taylor Morrison Home Corp. Class A, (a)	2,323	56,844
Tempur Sealy International, Inc. (a)	1,821	114,158
Toll Brothers, Inc.	6,194	297,436
TopBuild Corp. (a)	1,206	91,342
TRI Pointe Group, Inc. (a)	4,367	78,257
Tupperware Brands Corp.	1,754	109,976
Universal Electronics, Inc. (a)	31	1,465
Vuzix Corp. (a) (b)	590	3,688
Whirlpool Corp.	2,859	482,142
William Lyon Homes Class A, (a)	978	28,440
ZAGG, Inc. (a)	990	18,266

		5,089,384

HOUSEHOLD PRODUCTS — 1.6%
Central Garden & Pet Co. (a)	430	16,736
Church & Dwight Co., Inc.	9,453	474,257
Clorox Co.	4,814	716,034
Colgate-Palmolive Co.	32,111	2,422,775
Energizer Holdings, Inc. (b)	2,377	114,048
HRG Group, Inc. (a)	5,679	96,259
Kimberly-Clark Corp.	13,123	1,583,421
Oil-Dri Corp. of America	120	4,980
Orchids Paper Products Co.	420	5,376
Procter & Gamble Co.	95,261	8,752,581
Spectrum Brands Holdings, Inc. (b)	2,029	228,060
WD-40 Co. (b)	511	60,298

		14,474,825

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	28,775	311,633
Calpine Corp. (a)	12,606	190,729
Dynegy, Inc. (a)	572	6,778

See accompanying notes to financial statements.

69

SPDR Portfolio Total Stock Market ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
NRG Energy, Inc.	11,467	$326,580
NRG Yield, Inc. Class A,	3,363	63,393
NRG Yield, Inc. Class C,	3,266	61,727
Ormat Technologies, Inc.	1,176	75,217
Pattern Energy Group, Inc. (b)	42	903
TerraForm Global, Inc. Class A, (a)	90	457
TerraForm Power, Inc. Class A,	152	1,818
TerraForm Power, Inc. Class A, (b)	199	2,380

		1,041,615

INDUSTRIAL CONGLOMERATES — 1.7%
3M Co.	19,181	4,514,632
Carlisle Cos., Inc.	2,139	243,097
General Electric Co.	351,872	6,140,166
Honeywell International, Inc.	26,554	4,072,322
Raven Industries, Inc.	1,182	40,602
Roper Technologies, Inc.	3,172	821,548

		15,832,367

INSURANCE — 2.3%
Aflac, Inc.	12,229	1,073,462
Alleghany Corp. (a)	583	347,520
Allstate Corp.	12,638	1,323,325
Ambac Financial Group, Inc. (a)	10,180	162,676
American Equity Investment Life Holding Co.	2,829	86,935
American Financial Group, Inc.	2,384	258,759
American International Group, Inc.	32,025	1,908,049
American National Insurance Co.	639	81,952
AMERISAFE, Inc.	613	37,761
AmTrust Financial Services, Inc. (b)	84	846
Arthur J Gallagher & Co.	6,107	386,451
Assurant, Inc.	2,337	235,663
Atlas Financial Holdings, Inc. (a)	400	8,220
Baldwin & Lyons, Inc. Class B,	158	3,784
Brown & Brown, Inc.	3,848	198,018
Cincinnati Financial Corp.	5,462	409,486
Citizens, Inc. (a) (b)	1,511	11,106
CNO Financial Group, Inc.	6,494	160,337
Crawford & Co. Class B,	420	4,040
eHealth, Inc. (a)	642	11,152
EMC Insurance Group, Inc.	380	10,902
Employers Holdings, Inc.	1,114	49,462
FBL Financial Group, Inc. Class A,	402	27,999
Federated National Holding Co.	440	7,291
First American Financial Corp.	3,460	193,898
FNF Group	12,042	472,528
Genworth Financial, Inc. Class A, (a)	768	2,388
Hallmark Financial Services, Inc. (a)	600	6,258
Hanover Insurance Group, Inc.	1,535	165,903
Hartford Financial Services Group, Inc.	13,188	742,221
HCI Group, Inc	108	3,229
Health Insurance Innovations, Inc. Class A, (a)	180	4,491
Heritage Insurance Holdings, Inc. (b)	650	11,713
Horace Mann Educators Corp.	1,242	54,772
Independence Holding Co.	110	3,020
Infinity Property & Casualty Corp.	455	48,230
Kemper Corp.	1,551	106,864
Kingstone Cos., Inc.	380	7,144
Kinsale Capital Group, Inc.	580	26,100
Lincoln National Corp.	7,746	595,435
Loews Corp.	10,505	525,565
Markel Corp. (a)	451	513,748
Marsh & McLennan Cos., Inc.	18,894	1,537,783
MBIA, Inc. (a) (b)	5,575	40,809
Mercury General Corp.	1,030	55,043
MetLife, Inc.	31,212	1,578,079
National General Holdings Corp.	2,071	40,674
National Western Life Group, Inc. Class A,	96	31,778
Navigators Group, Inc.	709	34,528
Old Republic International Corp.	8,905	190,389
Primerica, Inc.	1,815	184,313
Principal Financial Group, Inc.	9,822	693,040
ProAssurance Corp.	2,043	116,757
Progressive Corp.	19,548	1,100,943
Prudential Financial, Inc.	15,308	1,760,114
Reinsurance Group of America, Inc.	2,286	356,456
RLI Corp.	1,527	92,628
Safety Insurance Group, Inc.	501	40,280
Selective Insurance Group, Inc.	1,834	107,656
State Auto Financial Corp.	488	14,211
Stewart Information Services Corp.	734	31,048
Torchmark Corp.	3,920	355,583
Travelers Cos. Inc.	9,479	1,285,732
Trupanion, Inc. (a)	630	18,440
United Fire Group, Inc.	669	30,493
United Insurance Holdings Corp. (b)	730	12,593
Universal Insurance Holdings, Inc. (b)	1,079	29,511
Unum Group	8,701	477,598
White Mountains Insurance Group, Ltd.	113	96,195
WR Berkley Corp.	3,147	225,483

		20,826,860

INTERNET & CATALOG RETAIL — 2.6%
1-800-Flowers.com, Inc. Class A, (a)	950	10,165
Amazon.com, Inc. (a)	14,401	16,841,537
Duluth Holdings, Inc. Class B, (a) (b)	580	10,353
Expedia, Inc.	4,332	518,844
FTD Cos., Inc. (a)	21	151
Gaia, Inc. (a)	390	4,836
Groupon, Inc. (a) (b)	16,982	86,608
HSN, Inc.	1,157	46,685
Lands’ End, Inc. (a) (b)	21	411
Liberty Expedia Holdings, Inc. Class A, (a)	1,422	63,037
Liberty TripAdvisor Holdings, Inc. Class A, (a)	105	990
Liberty Ventures Series A, (a)	3,257	176,660
Netflix, Inc. (a)	14,287	2,742,532
Nutrisystem, Inc.	1,107	58,228
Overstock.com, Inc. (a) (b)	429	27,413
PetMed Express, Inc. (b)	644	29,302
Priceline Group, Inc. (a)	1,712	2,975,011
Shutterfly, Inc. (a)	1,252	62,287
TripAdvisor, Inc. (a) (b)	147	5,066
US Auto Parts Network, Inc. (a)	1,060	2,671
Wayfair, Inc. Class A, (a) (b)	1,793	143,924

		23,806,711

See accompanying notes to financial statements.

70

SPDR Portfolio Total Stock Market ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
INTERNET SOFTWARE & SERVICES — 3.4%
2U, Inc. (a) (b)	1,630	$105,151
Actua Corp. (a)	2,851	44,476
Akamai Technologies, Inc. (a)	5,590	363,574
Alarm.com Holdings, Inc. (a)	690	26,047
Alphabet, Inc. Class A, (a)	10,418	10,974,321
Alteryx, Inc. Class A, (a)	380	9,603
Amber Road, Inc. (a)	690	5,065
ANGI Homeservices, Inc. Class A, (a)	1,690	17,677
Apptio, Inc. Class A, (a)	680	15,994
Bazaarvoice, Inc. (a)	42	229
Benefitfocus, Inc. (a) (b)	42	1,134
Blucora, Inc. (a)	1,565	34,586
Box, Inc. Class A, (a)	3,273	69,126
Brightcove, Inc. (a)	1,111	7,888
Carbonite, Inc. (a)	670	16,817
Care.com, Inc. (a)	650	11,726
ChannelAdvisor Corp. (a)	84	756
Cloudera, Inc. (a)	2,504	41,366
CommerceHub, Inc. Series A, (a)	451	9,917
Cornerstone OnDemand, Inc. (a)	2,312	81,683
CoStar Group, Inc. (a)	1,147	340,602
Coupa Software, Inc. (a)	1,040	32,469
DHI Group, Inc. (a)	42	80
eBay, Inc. (a)	37,543	1,416,873
Endurance International Group Holdings, Inc. (a)	423	3,553
Envestnet, Inc. (a)	1,570	78,264
Etsy, Inc. (a)	3,965	81,084
Facebook, Inc. Class A, (a)	84,587	14,926,222
Five9, Inc. (a)	1,803	44,859
GoDaddy, Inc. Class A, (a)	3,816	191,868
Gogo, Inc. (a) (b)	63	711
GrubHub, Inc. (a)	2,774	199,173
GTT Communications, Inc. (a) (b)	1,010	47,419
Hortonworks, Inc. (a)	1,670	33,584
IAC/InterActiveCorp (a)	2,435	297,752
Instructure, Inc. (a)	630	20,853
Internap Corp. (a)	627	9,850
j2 Global, Inc.	1,661	124,625
Leaf Group, Ltd. (a)	420	4,158
Limelight Networks, Inc. (a)	10,554	46,543
Liquidity Services, Inc. (a)	21	102
LivePerson, Inc. (a)	1,131	13,007
LogMeIn, Inc.	1,706	195,337
Marchex, Inc. Class B, (a)	1,090	3,521
Match Group, Inc. (a) (b)	1,200	37,572
Meet Group, Inc. (a)	2,610	7,360
MINDBODY, Inc. Class A, (a)	1,030	31,363
MuleSoft, Inc. Class A, (a)	480	11,165
New Relic, Inc. (a)	1,221	70,537
NIC, Inc.	2,289	37,997
Nutanix, Inc. Class A, (a)	2,160	76,205
Pandora Media, Inc. (a) (b)	432	2,082
Q2 Holdings, Inc. (a)	1,151	42,414
QuinStreet, Inc. (a)	3,592	30,101
Quotient Technology, Inc. (a)	2,286	26,860
Reis, Inc.	380	7,847
Seven Stars Cloud Group, Inc. (a).	1,122	5,172
Shutterstock, Inc. (a)	119	5,121
SPS Commerce, Inc. (a)	42	2,041
Stamps.com, Inc. (a)	401	75,388
Synacor, Inc. (a)	1,160	2,668
TechTarget, Inc. (a)	3,749	52,186
Telaria, Inc. (a)	680	2,740
Trade Desk, Inc. Class A, (a) (b)	990	45,273
TrueCar, Inc. (a)	84	941
Twilio, Inc. Class A, (a) (b)	2,162	51,023
Twitter, Inc. (a)	21,555	517,536
VeriSign, Inc. (a) (b)	3,420	391,385
Web.com Group, Inc. (a)	1,717	37,431
XO Group, Inc. (a)	721	13,310
Yelp, Inc. (a)	1,600	67,136
YuMe, Inc.	1,150	5,497
Zillow Group, Inc. Class A, (a)	1,737	70,765

		31,676,761

IT SERVICES — 3.7%
Acxiom Corp. (a)	2,726	75,129
ALJ Regional Holdings, Inc. (a)	530	1,670
Alliance Data Systems Corp.	1,785	452,462
Amdocs, Ltd.	5,365	351,300
Automatic Data Processing, Inc.	13,788	1,615,816
Black Knight, Inc. (a)	2,779	122,693
Blackhawk Network Holdings, Inc. (a)	2,582	92,048
Booz Allen Hamilton Holding Corp.	5,905	225,158
Broadridge Financial Solutions, Inc.	3,881	351,541
CACI International, Inc. Class A, (a)	919	121,630
Cardtronics PLC Class A, (a)	63	1,167
Cass Information Systems, Inc.	415	24,157
Cognizant Technology Solutions Corp. Class A,	20,351	1,445,328
Conduent, Inc. (a)	7,896	127,599
Convergys Corp.	3,371	79,218
CoreLogic, Inc. (a)	2,358	108,963
CSG Systems International, Inc.	1,134	49,692
CSRA, Inc.	5,922	177,186
DST Systems, Inc.	2,731	169,513
DXC Technology Co.	9,846	934,385
EPAM Systems, Inc. (a)	1,698	182,416
Euronet Worldwide, Inc. (a)	1,727	145,534
Everi Holdings, Inc. (a)	2,210	16,663
EVERTEC, Inc.	84	1,147
ExlService Holdings, Inc. (a)	1,124	67,833
Fidelity National Information Services, Inc.	11,082	1,042,705
First Data Corp. Class A, (a)	12,711	212,401
Fiserv, Inc. (a)	7,840	1,028,059
FleetCor Technologies, Inc. (a)	3,346	643,871
Gartner, Inc. (a)	3,340	411,321
Global Payments, Inc.	5,088	510,021
Hackett Group, Inc.	730	11,468
Helios & Matheson Analytics, Inc. (a) (b)	120	757
Information Services Group, Inc. (a)	960	4,003
International Business Machines Corp.	31,475	4,828,894
Jack Henry & Associates, Inc.	2,784	325,617
Leidos Holdings, Inc.	5,128	331,115
ManTech International Corp. Class A,	980	49,186

See accompanying notes to financial statements.

71

SPDR Portfolio Total Stock Market ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Mastercard, Inc. Class A,	32,638	$4,940,088
MAXIMUS, Inc.	2,220	158,908
MoneyGram International, Inc. (a)	45	593
Paychex, Inc.	11,107	756,165
PayPal Holdings, Inc. (a)	36,206	2,665,486
Perficient, Inc. (a)	1,183	22,560
PFSweb, Inc. (a)	530	3,938
PRGX Global, Inc. (a)	620	4,402
Sabre Corp.	7,117	145,898
Science Applications International Corp.	1,348	103,216
ServiceSource International, Inc. (a)	63	195
Square, Inc. Class A, (a)	7,624	264,324
StarTek, Inc. (a)	470	4,686
Sykes Enterprises, Inc. (a)	1,502	47,238
Syntel, Inc. (a)	127	2,920
TeleTech Holdings, Inc.	554	22,298
Teradata Corp. (a)	2,162	83,151
Total System Services, Inc.	6,232	492,889
Unisys Corp. (a) (b)	140	1,141
Vantiv, Inc. Class A, (a) (b)	5,963	438,579
Virtusa Corp. (a)	977	43,066
Visa, Inc. Class A,	64,045	7,302,411
Western Union Co.	18,171	345,431
WEX, Inc. (a)	1,282	181,057

		34,370,306

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Acushnet Holdings Corp. (b)	670	14,124
American Outdoor Brands Corp. (a) (b)	509	6,536
Brunswick Corp.	3,434	189,625
Callaway Golf Co.	3,274	45,607
Clarus Corp. (a)	680	5,338
Escalade, Inc.	410	5,043
Hasbro, Inc.	4,291	390,009
Johnson Outdoors, Inc. Class A,	180	11,176
Malibu Boats, Inc. Class A, (a)	630	18,730
Mattel, Inc. (b)	19,376	298,003
MCBC Holdings, Inc. (a)	550	12,221
Nautilus, Inc. (a)	173	2,309
Polaris Industries, Inc. (b)	2,139	265,215
Sturm Ruger & Co., Inc. (b)	583	32,560
Vista Outdoor, Inc. (a)	84	1,224

		1,297,720

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Accelerate Diagnostics, Inc. (a) (b)	1,260	33,012
Agilent Technologies, Inc.	11,446	766,539
Bio-Rad Laboratories, Inc. Class A, (a)	569	135,803
Bio-Techne Corp.	1,227	158,958
Bruker Corp.	3,439	118,026
Cambrex Corp. (a)	1,218	58,464
Charles River Laboratories International, Inc. (a)	1,243	136,046
ChromaDex Corp. (a) (b)	980	5,762
Enzo Biochem, Inc. (a)	1,560	12,714
Fluidigm Corp. (a) (b)	61	359
Harvard Bioscience, Inc. (a)	1,100	3,630
Illumina, Inc. (a)	5,026	1,098,131
INC Research Holdings, Inc. Class A, (a)	621	27,076
IQVIA Holdings, Inc. (a)	5,023	491,752
Luminex Corp.	1,518	29,905
Mettler-Toledo International, Inc. (a)	727	450,391
NanoString Technologies, Inc. (a)	1,150	8,590
NeoGenomics, Inc. (a) (b)	2,620	23,213
Pacific Biosciences of California, Inc. (a) (b)	4,290	11,326
Patheon NV (a) (d)	74	2,589
PerkinElmer, Inc.	3,754	274,492
PRA Health Sciences, Inc. (a)	1,623	147,807
Thermo Fisher Scientific, Inc.	13,826	2,625,281
Waters Corp. (a)	2,808	542,477

		7,162,343

MACHINERY — 2.1%
Actuant Corp. Class A,	2,304	58,291
AGCO Corp.	3,262	233,005
Alamo Group, Inc.	442	49,889
Albany International Corp. Class A,	1,058	65,014
Allison Transmission Holdings, Inc.	5,953	256,396
Altra Industrial Motion Corp.	1,058	53,323
American Railcar Industries, Inc.	618	25,734
Astec Industries, Inc.	729	42,646
Barnes Group, Inc.	1,494	94,525
Blue Bird Corp. (a)	440	8,756
Briggs & Stratton Corp.	1,551	39,349
Caterpillar, Inc.	19,729	3,108,896
Chart Industries, Inc. (a)	540	25,304
CIRCOR International, Inc.	583	28,380
Colfax Corp. (a)	555	21,989
Columbus McKinnon Corp.	671	26,827
Commercial Vehicle Group, Inc. (a)	930	9,942
Crane Co.	1,696	151,317
Cummins, Inc.	5,528	976,466
Deere & Co.	11,004	1,722,236
DMC Global, Inc.	470	11,773
Donaldson Co., Inc.	4,802	235,058
Douglas Dynamics, Inc.	674	25,477
Dover Corp.	5,627	568,271
Eastern Co.	130	3,400
Energy Recovery, Inc. (a) (b)	1,160	10,150
EnPro Industries, Inc.	1,559	145,782
ESCO Technologies, Inc.	980	59,045
ExOne Co. (a) (b)	420	3,528
Federal Signal Corp.	2,161	43,414
Flowserve Corp.	4,799	202,182
Fortive Corp.	10,406	752,874
Franklin Electric Co., Inc.	1,551	71,191
FreightCar America, Inc.	459	7,840
Gencor Industries, Inc. (a)	370	6,123
Global Brass & Copper Holdings, Inc.	660	21,846
Gorman-Rupp Co.	620	19,350
Graco, Inc.	5,357	242,244
Graham Corp.	29	607
Greenbrier Cos., Inc. (b)	1,020	54,366
Hardinge, Inc.	460	8,013
Harsco Corp. (a)	2,797	52,164
Hillenbrand, Inc.	2,194	98,072
Hurco Cos., Inc.	162	6,836
Hyster-Yale Materials Handling, Inc.	417	35,512

See accompanying notes to financial statements.

72

SPDR Portfolio Total Stock Market ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
IDEX Corp.	2,371	$312,901
Illinois Tool Works, Inc.	11,683	1,949,309
ITT, Inc.	2,902	154,880
John Bean Technologies Corp.	1,053	116,672
Kadant, Inc.	418	41,967
Kennametal, Inc.	2,654	128,480
Key Technology, Inc. (a)	110	2,027
LB Foster Co. Class A, (a)	380	10,317
Lincoln Electric Holdings, Inc.	2,130	195,065
Lindsay Corp.	501	44,188
Lydall, Inc. (a)	573	29,080
Manitex International, Inc. (a)	500	4,800
Manitowoc Co., Inc (a)	1,199	47,169
Meritor, Inc. (a)	3,285	77,066
Middleby Corp. (a)	2,212	298,509
Milacron Holdings Corp. (a)	1,790	34,261
Miller Industries, Inc.	420	10,836
Mueller Industries, Inc.	2,074	73,482
Mueller Water Products, Inc. Class A,	5,882	73,701
Navistar International Corp. (a)	2,915	124,995
NN, Inc.	730	20,148
Nordson Corp.	2,129	311,686
Omega Flex, Inc.	70	4,999
Oshkosh Corp.	2,643	240,222
PACCAR, Inc.	12,588	894,755
Parker-Hannifin Corp.	4,848	967,564
Park-Ohio Holdings Corp.	132	6,065
Proto Labs, Inc. (a)	723	74,469
RBC Bearings, Inc. (a)	729	92,146
REV Group, Inc.	610	19,843
Rexnord Corp. (a)	3,689	95,988
Snap-on, Inc.	1,825	318,097
Spartan Motors, Inc.	660	10,395
SPX Corp. (a)	1,598	50,161
SPX FLOW, Inc. (a)	578	27,484
Standex International Corp.	501	51,027
Stanley Black & Decker, Inc.	5,366	910,557
Sun Hydraulics Corp.	719	46,512
Tennant Co.	573	41,628
Terex Corp.	3,464	167,034
Timken Co.	2,383	117,124
Titan International, Inc.	2,100	27,048
Toro Co.	2,892	188,645
TriMas Corp. (a)	637	17,040
Trinity Industries, Inc.	5,455	204,344
Twin Disc, Inc. (a)	150	3,986
Wabash National Corp. (b)	2,220	48,174
WABCO Holdings, Inc. (a)	1,782	255,717
Wabtec Corp. (b)	3,148	256,342
Watts Water Technologies, Inc. Class A,	1,046	79,444
Welbilt, Inc. (a)	5,381	126,507
Woodward, Inc.	2,220	169,919
Xylem, Inc.	6,153	419,635

		19,677,813

MARINE — 0.0% (d)
Genco Shipping & Trading, Ltd. (a)	970	12,921
Kirby Corp. (a)	1,815	121,242
Matson, Inc.	1,567	46,759

		180,922

MEDIA — 1.9%
AMC Entertainment Holdings, Inc. Class A, (b)	21	317
AMC Networks, Inc. Class A, (a)	2,067	111,783
Beasley Broadcast Group, Inc. Class A,	140	1,876
Cable One, Inc.	76	53,455
CBS Corp. Class B,	7,466	440,494
Charter Communications, Inc. Class A, (a)	8,020	2,694,399
Cinemark Holdings, Inc. (b)	3,784	131,759
Clear Channel Outdoor Holdings, Inc. Class A,	42	193
Comcast Corp. Class A,	37,732	1,511,167
Daily Journal Corp. (a) (b)	30	6,907
Discovery Communications, Inc. Class A, (a) (b)	189	4,230
Discovery Communications, Inc. Class C, (a) (b)	537	11,368
DISH Network Corp. Class A, (a)	8,838	422,014
Entercom Communications Corp. Class A,	5,628	60,782
Entravision Communications Corp. Class A,	2,580	18,447
EW Scripps Co. Class A, (a)	2,215	34,620
Gannett Co., Inc.	4,031	46,719
Global Eagle Entertainment, Inc. (a) (b)	147	337
Gray Television, Inc. (a)	2,274	38,089
Hemisphere Media Group, Inc. (a)	590	6,815
Interpublic Group of Cos., Inc.	14,370	289,699
John Wiley & Sons, Inc. Class A,	1,011	66,473
Lee Enterprises, Inc. (a) (b)	1,640	3,854
Liberty Broadband Corp. Class A, (a)	1,042	88,622
Liberty Media Corp.-Liberty Braves Class A, (a)	82	1,808
Liberty Media Corp.-Liberty Formula One Class A, (a) (b)	948	31,019
Liberty Media Corp.-Liberty SiriusXM Class A, (a)	3,463	137,343
Lions Gate Entertainment Corp. Class A, (a) (b)	2,703	91,388
Live Nation Entertainment, Inc. (a)	4,968	211,488
Loral Space & Communications, Inc. (a)	88	3,876
Madison Square Garden Co. Class A, (a)	623	131,360
MDC Partners, Inc. Class A, (a)	109	1,063
Meredith Corp. (b)	1,486	98,150
MSG Networks, Inc. Class A, (a)	2,207	44,692
National CineMedia, Inc.	63	432
New Media Investment Group, Inc.	517	8,675
New York Times Co. Class A,	1,143	21,146
News Corp. Class B,	3,935	65,321
Nexstar Media Group, Inc. Class A, (b)	1,544	120,741
Omnicom Group, Inc.	8,757	637,772
Regal Entertainment Group Class A, (b)	11,529	265,282
Saga Communications, Inc. Class A,	110	4,450
Salem Media Group, Inc.	470	2,115
Scholastic Corp.	1,070	42,918
Scripps Networks Interactive, Inc. Class A,	2,379	203,119
Sinclair Broadcast Group, Inc. Class A, (b)	2,710	102,573
Sirius XM Holdings, Inc. (b)	51,149	274,159

See accompanying notes to financial statements.

73

SPDR Portfolio Total Stock Market ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
TEGNA, Inc.	8,043	$113,245
Time Warner, Inc.	28,789	2,633,330
Time, Inc.	126	2,325
Townsquare Media, Inc. Class A, (a)	370	2,842
Tribune Media Co. Class A,	744	31,598
tronc, Inc. (a)	490	8,619
Twenty-First Century Fox, Inc. Class B,	17,562	599,215
Viacom, Inc. Class B,	600	18,486
Walt Disney Co.	54,229	5,830,160
World Wrestling Entertainment, Inc. Class A,	1,169	35,748

		17,820,877

METALS & MINING — 0.5%
AK Steel Holding Corp. (a) (b)	10,533	59,617
Alcoa Corp. (a)	3,723	200,558
Allegheny Technologies, Inc. (a)	1,283	30,972
Ampco-Pittsburgh Corp.	390	4,836
Carpenter Technology Corp. (b)	1,611	82,145
Century Aluminum Co. (a)	1,829	35,922
Cleveland-Cliffs, Inc. (a) (b)	756	5,451
Coeur Mining, Inc. (a)	410	3,075
Commercial Metals Co.	10,056	214,394
Compass Minerals International, Inc. (b)	1,164	84,099
Ferroglobe Representation & Warranty Insurance Trust (a) (f)	929	—
Freeport-McMoRan, Inc. (a)	50,201	951,811
Gold Resource Corp.	1,820	8,008
Haynes International, Inc.	458	14,679
Hecla Mining Co.	14,032	55,707
Kaiser Aluminum Corp.	593	63,362
Materion Corp.	637	30,958
McEwen Mining, Inc. (a) (b)	8,240	18,787
Mesabi Trust	133	3,358
Newmont Mining Corp.	20,323	762,519
Nucor Corp.	11,574	735,875
Olympic Steel, Inc.	410	8,811
Reliance Steel & Aluminum Co.	4,551	390,430
Royal Gold, Inc.	2,290	188,055
Ryerson Holding Corp. (a)	600	6,240
Schnitzer Steel Industries, Inc. Class A,	446	14,941
Steel Dynamics, Inc.	7,256	312,951
SunCoke Energy, Inc. (a)	695	8,333
Synalloy Corp.	160	2,144
Tahoe Resources, Inc.	600	2,874
TimkenSteel Corp. (a) (b)	436	6,623
United States Steel Corp.	7,007	246,576
Universal Stainless & Alloy Products, Inc. (a)	150	3,213
Warrior Met Coal, Inc. (b)	1,180	29,677
Worthington Industries, Inc.	1,659	73,095

		4,660,096

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.2%
AG Mortgage Investment Trust, Inc. REIT	1,019	19,371
AGNC Investment Corp. REIT	14,254	287,788
Annaly Capital Management, Inc. REIT	39,006	463,781
Anworth Mortgage Asset Corp. REIT	3,231	17,577
Apollo Commercial Real Estate Finance, Inc. REIT (b)	3,614	66,678
Arbor Realty Trust, Inc. REIT	1,630	14,083
Ares Commercial Real Estate Corp. REIT	960	12,384
ARMOUR Residential REIT, Inc. (b)	397	10,211
Blackstone Mortgage Trust, Inc. Class A, (b)	2,920	93,966
Capstead Mortgage Corp. REIT	6,021	52,082
Cherry Hill Mortgage Investment Corp.	450	8,096
Chimera Investment Corp. REIT	6,690	123,631
CYS Investments, Inc. REIT	5,672	45,546
Dynex Capital, Inc. REIT	420	2,944
Ellington Residential Mortgage REIT	440	5,298
Granite Point Mortgage Trust, Inc.	42	745
Great Ajax Corp. REIT	540	7,463
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	2,689	64,697
Invesco Mortgage Capital, Inc. REIT (b)	4,445	79,254
Ladder Capital Corp. REIT	2,580	35,165
MFA Financial, Inc. REIT	14,477	114,658
MTGE Investment Corp. REIT	1,815	33,578
New Residential Investment Corp. REIT	10,879	194,517
New York Mortgage Trust, Inc. REIT (b)	3,852	23,767
Orchid Island Capital, Inc. REIT (b)	1,369	12,704
Owens Realty Mortgage, Inc. REIT	400	6,404
PennyMac Mortgage Investment Trust REIT	407	6,540
Redwood Trust, Inc. REIT	449	6,654
Resource Capital Corp. REIT (b)	42	394
Starwood Property Trust, Inc. REIT	495	10,568
Sutherland Asset Management Corp.	1,070	16,211
Western Asset Mortgage Capital Corp. (b)	42	418

		1,837,173

MULTI-UTILITIES — 0.9%
Ameren Corp.	8,238	485,960
Avista Corp.	2,792	143,760
Black Hills Corp. (b)	2,068	124,307
CenterPoint Energy, Inc.	14,887	422,195
CMS Energy Corp.	9,818	464,391
Consolidated Edison, Inc.	10,468	889,257
Dominion Energy, Inc.	22,230	1,801,964
DTE Energy Co.	6,158	674,055
MDU Resources Group, Inc.	7,862	211,331
NiSource, Inc.	11,591	297,541
NorthWestern Corp.	1,815	108,355
Public Service Enterprise Group, Inc.	17,221	886,881
SCANA Corp.	5,145	204,668
Sempra Energy	8,931	954,903
Unitil Corp.	565	25,775
Vectren Corp.	2,849	185,242
WEC Energy Group, Inc.	10,918	725,283

		8,605,868

MULTILINE RETAIL — 0.5%
Big Lots, Inc. (b)	1,771	99,442
Dillard’s, Inc. Class A, (b)	713	42,816
Dollar General Corp.	9,494	883,037
Dollar Tree, Inc. (a)	7,896	847,320

See accompanying notes to financial statements.

74

SPDR Portfolio Total Stock Market ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Fred’s, Inc. Class A, (b)	42	$170
JC Penney Co., Inc. (a) (b)	537	1,697
Kohl’s Corp. (b)	7,295	395,608
Macy’s, Inc. (b)	15,347	386,591
Nordstrom, Inc.	4,579	216,953
Ollie’s Bargain Outlet Holdings, Inc. (a)	1,687	89,833
Sears Holdings Corp. (a) (b)	42	150
Target Corp.	19,102	1,246,405
Tuesday Morning Corp. (a) (b)	1,510	4,152

		4,214,174

OIL, GAS & CONSUMABLE FUELS — 5.4%
Abraxas Petroleum Corp. (a)	5,227	12,858
Adams Resources & Energy, Inc.	44	1,914
Anadarko Petroleum Corp.	24,329	1,305,008
Andeavor	5,394	616,750
Antero Resources Corp. (a) (b)	8,358	158,802
Apache Corp.	17,212	726,691
Approach Resources, Inc. (a) (b)	. 1,540	4,558
Arch Coal, Inc. Class A, (b)	932	86,825
Bill Barrett Corp. (a)	2,674	13,718
Bonanza Creek Energy, Inc. (a)	640	17,658
Cabot Oil & Gas Corp.	17,775	508,365
California Resources Corp. (a) (b)	157	3,052
Callon Petroleum Co. (a) (b)	9,822	119,337
Carrizo Oil & Gas, Inc. (a) (b)	3,171	67,479
Centennial Resource Development, Inc. Class A, (a) (b)	4,484	88,783
Cheniere Energy, Inc. (a)	8,446	454,733
Chesapeake Energy Corp. (a) (b)	. 1,694	6,708
Chevron Corp.	67,580	8,460,340
Cimarex Energy Co.	3,413	416,420
Clean Energy Fuels Corp. (a)	84	171
Cloud Peak Energy, Inc. (a)	2,140	9,523
CNX Resources Corp. (a)	8,810	128,890
Concho Resources, Inc. (a)	5,406	812,089
ConocoPhillips	42,663	2,341,772
CONSOL Energy, Inc. (a)	1,101	43,501
Contango Oil & Gas Co. (a)	1,070	5,040
CVR Energy, Inc. (b)	2,858	106,432
Delek US Holdings, Inc.	3,475	121,416
Denbury Resources, Inc. (a) (b)	621	1,372
Devon Energy Corp.	19,821	820,589
Diamondback Energy, Inc. (a)	3,718	469,397
Dorian LPG, Ltd. (a)	1,155	9,494
Eclipse Resources Corp. (a)	3,300	7,920
Enbridge Energy Management LLC (a) (b)	2,910	38,965
Enduro Royalty Trust	135	419
Energen Corp. (a)	3,858	222,105
EOG Resources, Inc.	20,647	2,228,018
EQT Corp.	12,207	694,822
Evolution Petroleum Corp.	1,090	7,466
Extraction Oil & Gas, Inc. (a) (b)	4,263	61,004
Exxon Mobil Corp.	149,748	12,524,923
Gener8 Maritime, Inc. (a) (b)	2,570	17,013
Green Plains, Inc.	1,551	26,134
Gulfport Energy Corp. (a)	720	9,187
Halcon Resources Corp. (a)	5,470	41,408
Hallador Energy Co.	530	3,228
Hess Corp.	14,682	696,955
HollyFrontier Corp.	6,666	341,433
International Seaways, Inc. (a)	1,010	18,645
Jones Energy, Inc. Class A, (a) (b)	3,850	4,235
Kinder Morgan, Inc.	73,204	1,322,796
Laredo Petroleum, Inc. (a) (b)	6,769	71,819
Lilis Energy, Inc. (a) (b)	1,060	5,417
Marathon Oil Corp.	30,533	516,924
Marathon Petroleum Corp.	17,798	1,174,312
Matador Resources Co. (a) (b)	3,447	107,305
Midstates Petroleum Co., Inc. (a)	950	15,751
Murphy Oil Corp.	11,123	345,369
NACCO Industries, Inc. Class A,	145	5,459
Newfield Exploration Co. (a)	7,284	229,665
Noble Energy, Inc.	24,181	704,634
Oasis Petroleum, Inc. (a)	16,583	139,463
Occidental Petroleum Corp.	27,133	1,998,617
ONEOK, Inc.	13,794	737,289
Pacific Ethanol, Inc. (a)	1,700	7,735
Panhandle Oil and Gas, Inc. Class A,	1,540	31,647
Par Pacific Holdings, Inc. (a)	1,590	30,655
Parsley Energy, Inc. Class A, (a)	8,694	255,951
PBF Energy, Inc. Class A,	3,718	131,803
PDC Energy, Inc. (a)	2,624	135,241
Penn Virginia Corp. (a)	500	19,555
Phillips 66	18,301	1,851,146
Pioneer Natural Resources Co.	6,177	1,067,694
QEP Resources, Inc. (a)	726	6,948
Range Resources Corp. (b)	708	12,078
Renewable Energy Group, Inc. (a) (b)	1,254	14,797
Resolute Energy Corp. (a) (b)	630	19,826
REX American Resources Corp. (a) (b)	142	11,756
Ring Energy, Inc. (a)	2,120	29,468
RSP Permian, Inc. (a)	5,377	218,736
Sabine Royalty Trust	133	5,932
San Juan Basin Royalty Trust	399	3,288
Sanchez Energy Corp. (a) (b)	63	335
SandRidge Energy, Inc. (a)	1,110	23,388
SandRidge Permian Trust	332	681
SemGroup Corp. Class A,	167	5,043
SilverBow Resources, Inc. (a)	430	12,780
SM Energy Co. (b)	3,832	84,611
Southwestern Energy Co. (a)	810	4,520
SRC Energy, Inc. (a) (b)	9,362	79,858
Stone Energy Corp. (a)	670	21,547
Targa Resources Corp.	8,751	423,723
Tellurian, Inc. (a) (b)	2,220	21,623
Uranium Energy Corp. (a) (b)	5,779	10,229
Valero Energy Corp.	16,010	1,471,479
W&T Offshore, Inc. (a)	3,270	10,824
Whiting Petroleum Corp. (a) (b)	63	1,668
Williams Cos., Inc.	31,251	952,843
World Fuel Services Corp.	84	2,364
WPX Energy, Inc. (a)	15,423	217,002
Zion Oil & Gas, Inc. (a) (b)	2,240	4,838

		49,461,997

PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co.	1,249	49,835
Clearwater Paper Corp. (a)	21	953

See accompanying notes to financial statements.

75

SPDR Portfolio Total Stock Market ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Deltic Timber Corp.	418	$38,268
Domtar Corp.	2,246	111,222
KapStone Paper and Packaging Corp.	2,896	65,710
Louisiana-Pacific Corp. (a)	5,059	132,849
Mercer International, Inc.	1,160	16,588
Neenah Paper, Inc.	581	52,668
PH Glatfelter Co.	1,597	34,240
Resolute Forest Products, Inc. (a)	2,670	29,504
Schweitzer-Mauduit International, Inc.	1,084	49,170
Verso Corp. Class A, (a)	730	12,826

		593,833

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	15,350	33,002
Coty, Inc. Class A, (b)	17,148	341,074
Edgewell Personal Care Co. (a)	84	4,989
elf Beauty, Inc. (a) (b)	670	14,948
Estee Lauder Cos., Inc. Class A,	7,662	974,913
Inter Parfums, Inc.	561	24,375
Medifast, Inc.	498	34,765
Natural Health Trends Corp.	380	5,772
Nature’s Sunshine Products, Inc.	520	6,006
Nu Skin Enterprises, Inc. Class A,	1,815	123,837
USANA Health Sciences, Inc. (a)	577	42,727
Veru, Inc. (a) (b)	1,790	2,059

		1,608,467

PHARMACEUTICALS — 3.9%
AcelRx Pharmaceuticals, Inc. (a) (b)	2,924	5,921
Aclaris Therapeutics, Inc. (a) (b)	650	16,029
Adamis Pharmaceuticals Corp. (a) (b)	970	4,268
Aerie Pharmaceuticals, Inc. (a) (b)	1,091	65,187
Agile Therapeutics, Inc. (a)	590	1,587
Akorn, Inc. (a)	3,366	108,486
Amphastar Pharmaceuticals, Inc. (a)	1,150	22,126
ANI Pharmaceuticals, Inc. (a)	180	11,601
Aratana Therapeutics, Inc. (a) (b)	1,540	8,100
Assembly Biosciences, Inc. (a)	560	25,340
Axsome Therapeutics, Inc. (a) (b)	540	3,024
BioDelivery Sciences International, Inc. (a) (b)	1,710	5,045
Bristol-Myers Squibb Co.	61,442	3,765,166
Catalent, Inc. (a)	4,565	187,530
Clearside Biomedical, Inc. (a)	650	4,550
Collegium Pharmaceutical, Inc. (a) (b)	590	10,891
Corcept Therapeutics, Inc. (a) (b)	4,039	72,944
Corium International, Inc. (a)	1,070	10,283
Cumberland Pharmaceuticals, Inc. (a)	400	2,968
Cymabay Therapeutics, Inc. (a) (b)	1,220	11,224
Depomed, Inc. (a)	63	507
Dermira, Inc. (a) (b)	3,959	110,100
Durect Corp. (a)	11,030	10,167
Eli Lilly & Co.	35,513	2,999,428
Impax Laboratories, Inc. (a)	2,640	43,956
Innoviva, Inc. (a)	412	5,846
Intersect ENT, Inc. (a)	1,030	33,372
Intra-Cellular Therapies, Inc. (a)	1,518	21,981
Johnson & Johnson	87,463	12,220,330
Lannett Co., Inc. (a) (b)	711	16,495
Marinus Pharmaceuticals, Inc. (a)	1,030	8,405
Medicines Co. (a) (b)	5,652	154,526
Melinta Therapeutics, Inc. (a)	21	332
Merck & Co., Inc.	100,991	5,682,764
MyoKardia, Inc. (a)	730	30,733
Nektar Therapeutics (a)	5,681	339,269
Neos Therapeutics, Inc. (a) (b)	600	6,120
Ocular Therapeutix, Inc. (a)	720	3,204
Omeros Corp. (a) (b)	2,336	45,388
Pacira Pharmaceuticals, Inc. (a)	1,627	74,273
Paratek Pharmaceuticals, Inc. (a) (b)	730	13,067
Pfizer, Inc.	212,337	7,690,846
Phibro Animal Health Corp. Class A,	651	21,809
Prestige Brands Holdings, Inc. (a)	5,067	225,025
Reata Pharmaceuticals, Inc. Class A, (a) (b)	530	15,010
Revance Therapeutics, Inc. (a)	931	33,283
Sucampo Pharmaceuticals, Inc. Class A, (a) (b)	8,880	159,396
Supernus Pharmaceuticals, Inc. (a)	1,707	68,024
Teligent, Inc. (a)	21,127	76,691
Tetraphase Pharmaceuticals, Inc. (a)	42	265
TherapeuticsMD, Inc. (a) (b)	9,535	57,591
WaVe Life Sciences, Ltd. (a) (b)	580	20,358
Zoetis, Inc.	17,619	1,269,273
Zogenix, Inc. (a)	650	26,033
Zynerba Pharmaceuticals, Inc. (a) (b)	380	4,758

		35,830,895

PROFESSIONAL SERVICES — 0.4%
Acacia Research Corp. (a)	124	502
Barrett Business Services, Inc.	162	10,447
BG Staffing, Inc.	160	2,550
CBIZ, Inc. (a)	1,205	18,617
CRA International, Inc.	169	7,597
Dun & Bradstreet Corp.	1,250	148,013
Equifax, Inc.	4,385	517,079
Exponent, Inc.	979	69,607
Forrester Research, Inc.	498	22,012
Franklin Covey Co. (a)	420	8,715
FTI Consulting, Inc. (a)	1,242	53,356
GP Strategies Corp. (a)	570	13,224
Heidrick & Struggles International, Inc.	946	23,224
Hill International, Inc. (a)	1,356	7,390
Huron Consulting Group, Inc. (a)	99	4,005
ICF International, Inc. (a)	603	31,658
Insperity, Inc.	1,389	79,659
Kelly Services, Inc. Class A,	729	19,880
Kforce, Inc.	719	18,155
Korn/Ferry International.	1,737	71,877
ManpowerGroup, Inc.	2,347	295,980
Mistras Group, Inc. (a)	568	13,331
Navigant Consulting, Inc. (a)	1,747	33,909
Nielsen Holdings PLC	13,355	486,122
On Assignment, Inc. (a)	1,641	105,467
Resources Connection, Inc.	970	14,987
Robert Half International, Inc.	4,561	253,318
RPX Corp.	423	5,685
TransUnion (a)	5,489	301,675
TriNet Group, Inc. (a)	1,501	66,554
TrueBlue, Inc. (a)	1,472	40,480

See accompanying notes to financial statements.

76

SPDR Portfolio Total Stock Market ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Verisk Analytics, Inc. (a)	5,694	$546,624
WageWorks, Inc. (a)	1,547	95,914
Willdan Group, Inc. (a)	370	8,858

		3,396,471

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.4%
Acadia Realty Trust REIT	2,894	79,180
American Homes 4 Rent Class A, REIT	8,302	181,316
American Tower Corp. REIT	15,340	2,188,558
Apartment Investment & Management Co. Class A, REIT	5,600	244,776
Apple Hospitality REIT, Inc.	7,595	148,938
Boston Properties, Inc. REIT	5,574	724,787
Brandywine Realty Trust REIT	6,172	112,269
Brixmor Property Group, Inc. REIT	20,771	387,587
Camden Property Trust REIT	3,299	303,706
CBL & Associates Properties, Inc. REIT (b)	189	1,070
Cedar Realty Trust, Inc. REIT	9,286	56,459
Chesapeake Lodging Trust REIT	2,783	75,391
Columbia Property Trust, Inc. REIT	4,466	102,495
Corporate Office Properties Trust REIT	3,778	110,318
Cousins Properties, Inc. REIT	15,290	141,433
Crown Castle International Corp. REIT	14,279	1,585,112
CubeSmart REIT	7,253	209,757
DCT Industrial Trust, Inc. REIT	3,342	196,443
DDR Corp. REIT	558	5,000
DiamondRock Hospitality Co. REIT	7,186	81,130
Digital Realty Trust, Inc. REIT	7,565	861,654
Douglas Emmett, Inc. REIT	5,492	225,502
Duke Realty Corp. REIT	12,795	348,152
Easterly Government Properties, Inc. REIT	1,368	29,193
EastGroup Properties, Inc. REIT	1,168	103,228
Education Realty Trust, Inc. REIT	2,700	94,284
Equinix, Inc. REIT	2,744	1,243,636
Equity Commonwealth REIT (a)	4,478	136,624
Equity LifeStyle Properties, Inc. REIT	2,804	249,612
Equity Residential REIT	12,792	815,746
Essex Property Trust, Inc. REIT	2,281	550,565
Extra Space Storage, Inc. REIT	4,467	390,639
Federal Realty Investment Trust REIT	2,695	357,923
First Industrial Realty Trust, Inc. REIT	4,240	133,433
Forest City Realty Trust, Inc. Class A, REIT	9,142	220,322
Franklin Street Properties Corp. REIT	6,665	71,582
GGP, Inc. REIT	27,017	631,928
HCP, Inc. REIT	18,384	479,455
Healthcare Realty Trust, Inc. REIT	4,417	141,874
Hersha Hospitality Trust REIT	11,956	208,034
Highwoods Properties, Inc. REIT	3,775	192,185
Hospitality Properties Trust REIT	5,951	177,637
Host Hotels & Resorts, Inc. REIT	25,173	499,684
Hudson Pacific Properties, Inc. REIT	5,513	188,820
Independence Realty Trust, Inc. REIT	2,770	27,949
Invitation Homes, Inc. REIT	10,469	246,754
Iron Mountain, Inc. REIT	8,797	331,911
Kilroy Realty Corp. REIT	3,418	255,154
Kimco Realty Corp. REIT	23,760	431,244
Kite Realty Group Trust REIT	11,684	229,006
LaSalle Hotel Properties REIT	4,304	120,813
Liberty Property Trust REIT	5,039	216,727
Life Storage, Inc. REIT	1,690	150,528
LTC Properties, Inc. REIT	1,496	65,151
Macerich Co. REIT	5,028	330,239
Mack-Cali Realty Corp. REIT	3,264	70,372
Mid-America Apartment Communities, Inc. REIT	4,309	433,313
National Storage Affiliates Trust REIT	2,735	74,556
NexPoint Residential Trust, Inc. REIT	610	17,043
NorthStar Realty Europe Corp. REIT	1,742	23,395
Paramount Group, Inc. REIT	7,292	115,578
Park Hotels & Resorts, Inc. REIT	6,700	192,625
Pebblebrook Hotel Trust REIT (b)	2,371	88,130
Pennsylvania Real Estate Investment Trust (b)	10,752	127,841
Piedmont Office Realty Trust, Inc. Class A, REIT	5,433	106,541
Prologis, Inc. REIT	18,506	1,193,822
PS Business Parks, Inc. REIT	650	81,309
Public Storage REIT	5,621	1,174,789
Ramco-Gershenson Properties Trust REIT	3,470	51,113
Realty Income Corp. REIT	10,447	595,688
Regency Centers Corp. REIT	5,389	372,811
Retail Opportunity Investments Corp. REIT	3,942	78,643
Retail Properties of America, Inc. Class A, REIT	20,451	274,861
Rexford Industrial Realty, Inc. REIT	2,376	69,284
RLJ Lodging Trust REIT	6,192	136,038
Ryman Hospitality Properties, Inc. REIT	1,686	116,368
Saul Centers, Inc. REIT	648	40,014
SBA Communications Corp. REIT (a)	4,263	696,404
Senior Housing Properties Trust REIT	8,882	170,090
Seritage Growth Properties Class A, REIT (b)	1,031	41,714
Simon Property Group, Inc. REIT	11,030	1,894,292
SL Green Realty Corp. REIT	3,771	380,607
Summit Hotel Properties, Inc. REIT	6,315	96,177
Sun Communities, Inc. REIT	2,666	247,351
Sunstone Hotel Investors, Inc. REIT	8,018	132,538
Tanger Factory Outlet Centers, Inc. REIT (b)	9,250	245,218
Taubman Centers, Inc. REIT (b)	2,369	155,004
Tier REIT, Inc.	1,630	33,236
UDR, Inc. REIT	9,453	364,130
Urban Edge Properties REIT	3,895	99,284
Ventas, Inc. REIT	13,639	818,476
Vornado Realty Trust REIT	6,552	512,235
Washington Prime Group, Inc. REIT (b)	210	1,495
Washington Real Estate Investment Trust	2,770	86,202
Weingarten Realty Investors REIT	4,404	144,759
Welltower, Inc. REIT	14,085	898,200
Weyerhaeuser Co. REIT	18,761	661,513
Xenia Hotels & Resorts, Inc. REIT	3,711	80,120

		30,886,092

See accompanying notes to financial statements.

77

SPDR Portfolio Total Stock Market ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Altisource Asset Management Corp. (a)	20	$1,632
Altisource Portfolio Solutions SA (a)	287	8,036
CBRE Group, Inc. Class A, (a)	11,527	499,234
Consolidated-Tomoka Land Co.	162	10,287
Forestar Group, Inc. (a) (b)	1,257	27,654
FRP Holdings, Inc. (a)	172	7,611
Griffin Industrial Realty, Inc.	70	2,569
HFF, Inc. Class A,	1,174	57,103
Howard Hughes Corp. (a)	1,282	168,288
Jones Lang LaSalle, Inc.	1,657	246,777
Kennedy-Wilson Holdings, Inc.	3,965	68,793
Marcus & Millichap, Inc. (a)	131	4,272
Maui Land & Pineapple Co., Inc. (a)	130	2,249
RE/MAX Holdings, Inc. Class A,	1,070	51,895
Realogy Holdings Corp.	477	12,640
RMR Group, Inc. Class A,	129	7,650
St. Joe Co. (a)	2,654	47,905
Stratus Properties, Inc.	150	4,455
Tejon Ranch Co. (a)	3,106	64,481
Trinity Place Holdings, Inc. (a)	940	6,533

		1,300,064

ROAD & RAIL — 1.0%
AMERCO	409	154,565
ArcBest Corp.	962	34,392
Avis Budget Group, Inc. (a) (b)	3,425	150,289
Celadon Group, Inc.	940	6,016
Covenant Transportation Group, Inc. Class A, (a)	450	12,929
CSX Corp.	32,430	1,783,974
Daseke, Inc. (a)	670	9,574
Genesee & Wyoming, Inc. Class A, (a)	2,206	173,678
Heartland Express, Inc.	1,711	39,935
Hertz Global Holdings, Inc. (a)	429	9,481
JB Hunt Transport Services, Inc.	3,227	371,040
Kansas City Southern	3,873	407,517
Landstar System, Inc.	1,542	160,522
Marten Transport, Ltd.	1,282	26,025
Norfolk Southern Corp.	10,407	1,507,974
Old Dominion Freight Line, Inc.	2,294	301,776
PAM Transportation Services, Inc. (a)	40	1,391
Roadrunner Transportation Systems, Inc. (a)	81	625
Ryder System, Inc.	1,827	153,779
Saia, Inc. (a)	980	69,335
Union Pacific Corp.	28,753	3,855,777
Universal Logistics Holdings, Inc.	180	4,275
USA Truck, Inc. (a)	140	2,538
Werner Enterprises, Inc.	1,621	62,652
YRC Worldwide, Inc. (a)	182	2,617

		9,302,676

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Adesto Technologies Corp. (a)	480	3,096
Advanced Energy Industries, Inc. (a)	1,162	78,412
Advanced Micro Devices, Inc. (a) (b)	33,386	343,208
Alpha & Omega Semiconductor, Ltd. (a)	590	9,652
Ambarella, Inc. (a)	1,167	68,561
Amkor Technology, Inc. (a)	7,056	70,913
Amtech Systems, Inc. (a)	410	4,129
Analog Devices, Inc.	12,850	1,144,035
Applied Materials, Inc.	37,484	1,916,182
Axcelis Technologies, Inc. (a)	723	20,750
AXT, Inc. (a)	1,220	10,614
Brooks Automation, Inc.	1,730	41,261
Cabot Microelectronics Corp.	669	62,940
Cavium, Inc. (a)	2,880	241,430
CEVA, Inc. (a)	637	29,398
Cirrus Logic, Inc. (a)	2,244	116,374
Cohu, Inc.	990	21,731
Cree, Inc. (a)	1,569	58,273
CyberOptics Corp. (a) (b)	370	5,550
Cypress Semiconductor Corp.	11,051	168,417
Diodes, Inc. (a)	1,066	30,562
DSP Group, Inc. (a)	670	8,375
Entegris, Inc.	4,521	137,664
Everspin Technologies, Inc. (a) (b)	390	2,925
First Solar, Inc. (a)	2,704	182,574
FormFactor, Inc. (a)	2,360	36,934
GSI Technology, Inc. (a)	520	4,139
Ichor Holdings, Ltd. (a) (b)	560	13,776
Impinj, Inc. (a) (b)	610	13,743
Inphi Corp. (a) (b)	1,710	62,586
Integrated Device Technology, Inc. (a)	4,394	130,634
Intel Corp.	164,867	7,610,261
IXYS Corp. (a)	711	17,028
KLA-Tencor Corp.	4,736	497,612
Kopin Corp. (a) (b)	2,646	8,467
Kulicke & Soffa Industries, Inc. (a)	2,290	55,727
Lam Research Corp.	5,008	921,823
Lattice Semiconductor Corp. (a)	3,760	21,733
MACOM Technology Solutions Holdings, Inc. (a) (b)	1,753	57,043
MagnaChip Semiconductor Corp. (a)	1,190	11,841
Marvell Technology Group, Ltd.	. 16,301	349,982
Maxim Integrated Products, Inc.	. 9,362	489,445
MaxLinear, Inc. (a)	3,394	89,669
Microchip Technology, Inc. (b)	7,235	635,812
Micron Technology, Inc. (a)	37,023	1,522,386
Microsemi Corp. (a)	4,984	257,424
MKS Instruments, Inc.	1,577	149,026
Monolithic Power Systems, Inc.	1,146	128,765
Nanometrics, Inc. (a)	659	16,422
NeoPhotonics Corp. (a)	1,040	6,843
NVE Corp.	92	7,912
NVIDIA Corp.	18,898	3,656,763
ON Semiconductor Corp. (a)	14,800	309,912
PDF Solutions, Inc. (a) (b)	1,001	15,716
Photronics, Inc. (a)	2,252	19,198
Pixelworks, Inc. (a)	940	5,950
Power Integrations, Inc.	1,048	77,080
Qorvo, Inc. (a)	5,393	359,174
QUALCOMM, Inc.	51,191	3,277,248
QuickLogic Corp. (a) (b)	2,910	5,063
Rambus, Inc. (a)	2,252	32,023
Rudolph Technologies, Inc. (a)	1,043	24,928
Semtech Corp. (a)	2,220	75,924
Sigma Designs, Inc. (a)	1,250	8,688

See accompanying notes to financial statements.

78

SPDR Portfolio Total Stock Market ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Silicon Laboratories, Inc. (a)	1,227	$108,344
Skyworks Solutions, Inc.	7,238	687,248
SolarEdge Technologies, Inc. (a)	1,090	40,930
SunPower Corp. (a) (b)	42	354
Synaptics, Inc. (a)	42	1,677
Teradyne, Inc.	6,122	256,328
Texas Instruments, Inc.	31,925	3,334,247
Ultra Clean Holdings, Inc. (a)	1,200	27,708
Veeco Instruments, Inc. (a)	63	936
Versum Materials, Inc.	3,190	120,741
Xcerra Corp. (a)	1,276	12,492
Xilinx, Inc.	8,581	578,531
Xperi Corp.	63	1,537

		30,932,799

SOFTWARE — 5.2%
8x8, Inc. (a)	3,386	47,743
A10 Networks, Inc. (a)	1,700	13,124
ACI Worldwide, Inc. (a)	3,848	87,234
Activision Blizzard, Inc.	26,129	1,654,488
Adobe Systems, Inc. (a)	15,356	2,690,985
Agilysys, Inc. (a)	690	8,473
American Software, Inc. Class A,	1,556	18,096
ANSYS, Inc. (a)	3,145	464,171
Aspen Technology, Inc. (a)	3,145	208,199
Asure Software, Inc. (a) (b)	450	6,354
Autodesk, Inc. (a)	7,288	764,001
Barracuda Networks, Inc. (a)	1,270	34,925
Blackbaud, Inc.	1,551	146,554
Blackline, Inc. (a)	950	31,160
Bottomline Technologies de, Inc. (a)	1,262	43,766
BroadSoft, Inc. (a) (b)	1,028	56,437
CA, Inc.	11,648	387,645
Cadence Design Systems, Inc. (a)	9,171	383,531
Callidus Software, Inc. (a)	3,262	93,456
CDK Global, Inc.	4,479	319,263
Citrix Systems, Inc. (a)	5,094	448,272
CommVault Systems, Inc. (a)	1,741	91,403
Datawatch Corp. (a)	410	3,895
Dell Technologies, Inc. Class V, (a)	6,625	538,480
Digimarc Corp. (a)	440	15,906
Ebix, Inc. (b)	1,074	85,115
Electronic Arts, Inc. (a)	11,087	1,164,800
Ellie Mae, Inc. (a) (b)	1,110	99,234
Everbridge, Inc. (a)	680	20,210
Fair Isaac Corp.	1,146	175,567
FireEye, Inc. (a)	997	14,157
Fortinet, Inc. (a)	4,845	211,678
Glu Mobile, Inc. (a)	1,290	4,696
Guidewire Software, Inc. (a)	2,716	201,690
HubSpot, Inc. (a)	1,472	130,125
Imperva, Inc. (a)	1,119	44,424
Intuit, Inc.	7,298	1,151,478
Manhattan Associates, Inc. (a)	474	23,482
Microsoft Corp.	261,225	22,345,187
MicroStrategy, Inc. Class A, (a)	55	7,222
Mitek Systems, Inc. (a)	1,130	10,114
MobileIron, Inc. (a)	2,070	8,073
Model N, Inc. (a)	690	10,868
Monotype Imaging Holdings, Inc.	1,242	29,932
Nuance Communications, Inc. (a)	10,489	171,495
Oracle Corp.	104,820	4,955,890
Park City Group, Inc. (a) (b)	520	4,966
Paycom Software, Inc. (a) (b)	1,689	135,677
Paylocity Holding Corp. (a)	722	34,050
Pegasystems, Inc.	967	45,594
Progress Software Corp.	1,724	73,391
Proofpoint, Inc. (a)	1,528	135,702
PROS Holdings, Inc. (a)	974	25,762
PTC, Inc. (a)	3,949	239,981
Qualys, Inc. (a)	1,548	91,874
Rapid7, Inc. (a)	620	11,569
RealNetworks, Inc. (a)	640	2,189
RealPage, Inc. (a)	2,751	121,869
Red Hat, Inc. (a)	5,822	699,222
RingCentral, Inc. Class A, (a)	2,190	105,996
Rosetta Stone, Inc. (a)	700	8,729
Rubicon Project, Inc. (a)	1,640	3,067
salesforce.com, Inc. (a)	22,427	2,292,712
SecureWorks Corp. Class A, (a)	400	3,548
ServiceNow, Inc. (a)	5,914	771,126
Silver Spring Networks, Inc. (a)	1,368	22,216
SITO Mobile, Ltd. (a) (b)	490	3,293
Splunk, Inc. (a)	4,956	410,555
SS&C Technologies Holdings, Inc.	4,981	201,631
Symantec Corp.	22,629	634,970
Synchronoss Technologies, Inc. (a) (b)	63	563
Synopsys, Inc. (a)	4,522	385,455
Tableau Software, Inc. Class A, (a)	2,112	146,150
Take-Two Interactive Software, Inc. (a)	3,731	409,589
Telenav, Inc. (a)	1,170	6,435
TiVo Corp.	432	6,739
Tyler Technologies, Inc. (a)	1,120	198,296
Ultimate Software Group, Inc. (a) (b)	1,028	224,340
Varonis Systems, Inc. (a)	1,664	80,787
VASCO Data Security International, Inc. (a)	1,069	14,859
Verint Systems, Inc. (a)	2,187	91,526
VirnetX Holding Corp. (a) (b)	138	511
VMware, Inc. Class A, (a) (b)	2,299	288,111
Workday, Inc. Class A, (a)	4,732	481,434
Workiva, Inc. (a)	650	13,910
Zendesk, Inc. (a)	3,419	115,699
Zix Corp. (a)	1,762	7,718
Zynga, Inc. Class A, (a)	27,615	110,460

		48,085,269

SPECIALTY RETAIL — 2.3%
Aaron’s, Inc.	2,636	105,045
Abercrombie & Fitch Co. Class A,	199	3,468
Advance Auto Parts, Inc.	4,451	443,720
American Eagle Outfitters, Inc.	6,122	115,093
America’s Car-Mart, Inc. (a)	172	7,680
Asbury Automotive Group, Inc. (a)	1,074	68,736
Ascena Retail Group, Inc. (a)	189	444
At Home Group, Inc. (a) (b)	1,150	34,948
AutoNation, Inc. (a) (b)	3,206	164,564
AutoZone, Inc. (a)	1,094	778,239

See accompanying notes to financial statements.

79

SPDR Portfolio Total Stock Market ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Barnes & Noble Education, Inc. (a)	21	$173
Barnes & Noble, Inc.	2,085	13,969
Bed Bath & Beyond, Inc.	411	9,038
Best Buy Co., Inc.	9,855	674,772
Big 5 Sporting Goods Corp. (b)	21	160
Boot Barn Holdings, Inc. (a) (b)	490	8,139
Buckle, Inc. (b)	127	3,016
Build-A-Bear Workshop, Inc. (a)	560	5,152
Burlington Stores, Inc. (a)	2,628	323,323
Caleres, Inc.	1,537	51,459
Camping World Holdings, Inc. Class A,	690	30,864
CarMax, Inc. (a)	7,327	469,880
Cato Corp. Class A,	8,227	130,974
Chico’s FAS, Inc.	189	1,667
Children’s Place, Inc. (b)	679	98,693
Citi Trends, Inc.	482	12,754
Conn’s, Inc. (a) (b)	184	6,541
Container Store Group Inc (a)	600	2,844
Dick’s Sporting Goods, Inc.	126	3,621
DSW, Inc. Class A, (b)	7,614	163,016
Express, Inc. (a)	394	3,999
Finish Line, Inc. Class A,	63	915
Five Below, Inc. (a)	1,804	119,641
Foot Locker, Inc.	189	8,860
Francesca’s Holdings Corp. (a)	42	307
GameStop Corp. Class A, (b)	147	2,639
Gap, Inc.	8,991	306,233
Genesco, Inc. (a)	21	682
GNC Holdings, Inc. Class A, (b)	105	387
Group 1 Automotive, Inc.	679	48,189
Guess?, Inc. (b)	501	8,457
Haverty Furniture Cos., Inc.	644	14,587
Hibbett Sports, Inc. (a) (b)	42	857
Home Depot, Inc.	41,636	7,891,271
J. Jill, Inc. (a) (b)	990	7,722
Kirkland’s, Inc. (a)	58	694
L Brands, Inc. (b)	8,408	506,330
Lithia Motors, Inc. Class A, (b)	949	107,797
Lowe’s Cos., Inc.	29,834	2,772,772
Lumber Liquidators Holdings, Inc. (a) (b)	99	3,108
MarineMax, Inc. (a)	721	13,627
Michaels Cos., Inc. (a)	3,890	94,099
Monro, Inc. (b)	1,244	70,846
Murphy USA, Inc. (a)	1,600	128,576
New York & Co., Inc. (a)	1,010	2,889
Office Depot, Inc.	1,095	3,876
O’Reilly Automotive, Inc. (a)	3,289	791,136
Penske Automotive Group, Inc.	1,227	58,712
Pier 1 Imports, Inc.	105	435
Rent-A-Center, Inc. (b)	170	1,887
RH (a) (b)	454	39,139
Ross Stores, Inc.	13,677	1,097,579
Sally Beauty Holdings, Inc. (a)	189	3,546
Shoe Carnival, Inc.	488	13,054
Sleep Number Corp. (a)	1,815	68,226
Sonic Automotive, Inc. Class A, (b)	1,242	22,915
Sportsman’s Warehouse Holdings, Inc. (a) (b)	1,371	9,062
Tailored Brands, Inc.	390	8,514
Tiffany & Co.	4,311	448,128
Tile Shop Holdings, Inc.	21	202
Tilly’s, Inc. Class A,	460	6,790
TJX Cos., Inc.	23,476	1,794,975
Tractor Supply Co.	5,008	374,348
TravelCenters of America LLC (a)	1,100	4,510
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,309	516,431
Urban Outfitters, Inc. (a)	3,479	121,974
Vitamin Shoppe, Inc. (a)	42	185
Williams-Sonoma, Inc. (b)	3,285	169,834
Winmark Corp.	60	7,764
Zumiez, Inc. (a)	94	1,957

		21,412,655

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.8%
3D Systems Corp. (a) (b)	126	1,089
Apple, Inc.	182,784	30,932,536
Avid Technology, Inc. (a)	1,260	6,791
Cray, Inc. (a)	42	1,016
Diebold Nixdorf, Inc. (b)	8,649	141,411
Eastman Kodak Co. (a) (b)	1,470	4,557
Electronics For Imaging, Inc. (a)	1,671	49,345
Hewlett Packard Enterprise Co.	61,024	876,305
HP, Inc.	59,483	1,249,738
Immersion Corp. (a) (b)	21	148
Intevac, Inc. (a)	680	4,658
NCR Corp. (a)	5,415	184,056
NetApp, Inc.	9,512	526,204
Pure Storage, Inc. Class A, (a) (b)	3,252	51,577
Quantum Corp. (a)	1,190	6,700
Stratasys, Ltd. (a) (b)	63	1,257
Super Micro Computer, Inc. (a)	1,494	31,262
USA Technologies, Inc. (a)	1,610	15,697
Western Digital Corp.	10,066	800,549
Xerox Corp.	9,928	289,401

		35,174,297

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Carter’s, Inc.	2,120	249,079
Columbia Sportswear Co.	1,058	76,049
Crocs, Inc. (a)	2,935	37,098
Culp, Inc.	430	14,405
Deckers Outdoor Corp. (a)	1,156	92,769
Delta Apparel, Inc. (a)	140	2,828
Fossil Group, Inc. (a) (b)	63	490
G-III Apparel Group, Ltd. (a)	1,586	58,508
Hanesbrands, Inc. (b)	13,934	291,360
Iconix Brand Group, Inc. (a) (b)	63	81
Kingold Jewelry, Inc. (a) (b)	1,470	2,969
Lakeland Industries, Inc. (a)	150	2,182
lululemon athletica, Inc. (a)	3,721	292,433
Movado Group, Inc.	561	18,064
NIKE, Inc. Class B,.	46,419	2,903,508
Oxford Industries, Inc.	561	42,182
Perry Ellis International, Inc. (a)	479	11,994
PVH Corp.	2,709	371,702
Ralph Lauren Corp.	151	15,657
Sequential Brands Group, Inc. (a) (b)	1,520	2,706
Skechers U.S.A., Inc. Class A, (a)	3,953	149,582

See accompanying notes to financial statements.

80

SPDR Portfolio Total Stock Market ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Steven Madden, Ltd. (a)	1,967	$91,859
Superior Uniform Group, Inc.	180	4,808
Tapestry, Inc.	10,058	444,865
Under Armour, Inc. Class A, (a)	210	3,030
Under Armour, Inc. Class C, (a) (b)	3,571	47,566
Unifi, Inc. (a)	558	20,015
Vera Bradley, Inc. (a)	21	256
VF Corp.	12,672	937,728
Wolverine World Wide, Inc.	3,311	105,555

		6,291,328

THRIFTS & MORTGAGE FINANCE — 0.2%
Atlantic Coast Financial Corp. (a) (b)	470	4,432
Bank Mutual Corp.	1,282	13,653
Bear State Financial, Inc.	600	6,138
Beneficial Bancorp, Inc.	2,184	35,927
BofI Holding, Inc. (a) (b)	2,292	68,531
Capitol Federal Financial, Inc.	4,865	65,240
Charter Financial Corp.	594	10,419
Clifton Bancorp, Inc.	630	10,773
Dime Community Bancshares, Inc.	1,103	23,108
ESSA Bancorp, Inc.	400	6,268
Federal Agricultural Mortgage Corp. Class C,	158	12,362
First Defiance Financial Corp.	398	20,684
Flagstar Bancorp, Inc. (a)	644	24,098
Home Bancorp, Inc.	130	5,619
HomeStreet, Inc. (a)	942	27,271
Impac Mortgage Holdings, Inc. (a)	480	4,877
Kearny Financial Corp.	2,927	42,295
LendingTree, Inc. (a)	397	135,159
Meridian Bancorp, Inc.	1,760	36,256
Meta Financial Group, Inc.	180	16,677
MGIC Investment Corp. (a)	7,276	102,664
Nationstar Mortgage Holdings, Inc. (a)	84	1,554
New York Community Bancorp, Inc.	17,487	227,681
NMI Holdings, Inc. Class A, (a)	1,670	28,390
Northfield Bancorp, Inc.	1,815	31,000
Northwest Bancshares, Inc.	3,345	55,962
OceanFirst Financial Corp.	1,012	26,565
Ocwen Financial Corp. (a) (b)	1,117	3,496
Oritani Financial Corp.	1,551	25,436
PennyMac Financial Services, Inc. Class A, (a)	673	15,042
PHH Corp. (a)	63	649
Provident Bancorp, Inc. (a)	100	2,645
Provident Financial Holdings, Inc.	130	2,392
Provident Financial Services, Inc.	2,131	57,473
Prudential Bancorp, Inc.	370	6,512
Radian Group, Inc.	6,783	139,798
Riverview Bancorp, Inc.	640	5,549
SI Financial Group, Inc.	440	6,468
Southern Missouri Bancorp, Inc.	150	5,638
Territorial Bancorp, Inc.	158	4,877
Timberland Bancorp, Inc.	130	3,452
TrustCo Bank Corp. NY	3,248	29,882
United Community Financial Corp.	1,640	14,973
United Financial Bancorp, Inc.	3,235	57,065
Walker & Dunlop, Inc. (a)	991	47,072
Washington Federal, Inc.	3,371	115,457
Waterstone Financial, Inc.	730	12,446
Western New England Bancorp, Inc.	1,020	11,118
WSFS Financial Corp.	1,076	51,487

		1,662,530

TOBACCO — 1.2%
22nd Century Group, Inc. (a) (b)	3,220	9,016
Altria Group, Inc.	67,135	4,794,110
Philip Morris International, Inc.	57,520	6,076,988
Turning Point Brands, Inc. (b)	570	12,044
Universal Corp.	980	51,450
Vector Group, Ltd. (b)	3,433	76,831

		11,020,439

TRADING COMPANIES & DISTRIBUTORS — 0.4%
Air Lease Corp.	3,375	162,304
Aircastle, Ltd.	2,220	51,926
Applied Industrial Technologies, Inc.	1,348	91,799
Beacon Roofing Supply, Inc. (a)	2,247	143,269
BMC Stock Holdings, Inc. (a)	2,280	57,684
CAI International, Inc. (a)	492	13,933
DXP Enterprises, Inc. (a)	29	858
Fastenal Co.	9,900	541,431
Foundation Building Materials, Inc. (a) (b)	610	9,022
GATX Corp.	1,561	97,032
General Finance Corp. (a)	440	2,992
GMS, Inc. (a)	1,030	38,769
H&E Equipment Services, Inc.	1,089	44,268
HD Supply Holdings, Inc. (a)	8,182	327,525
Herc Holdings, Inc. (a)	1,081	67,681
Huttig Building Products, Inc. (a)	690	4,589
Kaman Corp.	1,004	59,075
Lawson Products, Inc. (a)	150	3,713
MRC Global, Inc. (a)	449	7,597
MSC Industrial Direct Co., Inc. Class A,	1,581	152,819
Nexeo Solutions, Inc. (a)	1,740	15,834
NOW, Inc. (a) (b)	126	1,390
Rush Enterprises, Inc. Class A, (a)	1,056	53,655
Rush Enterprises, Inc. Class B, (a)	80	3,857
SiteOne Landscape Supply, Inc. (a)	1,199	91,963
Titan Machinery, Inc. (a)	641	13,570
United Rentals, Inc. (a)	3,155	542,376
Univar, Inc. (a)	3,990	123,530
Veritiv Corp. (a)	436	12,600
W.W. Grainger, Inc. (b)	1,760	415,800
Watsco, Inc.	1,090	185,344
WESCO International, Inc. (a)	1,597	108,836
Willis Lease Finance Corp. (a)	70	1,748

		3,448,789

TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	3,144	201,845

WATER UTILITIES — 0.1%
American States Water Co.	1,288	74,588
American Water Works Co., Inc.	5,840	534,302
Aqua America, Inc. (b)	5,495	215,569
AquaVenture Holdings, Ltd. (a)	470	7,294
Cadiz, Inc. (a) (b)	680	9,690
California Water Service Group	2,337	105,983

See accompanying notes to financial statements.

81

SPDR Portfolio Total Stock Market ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Connecticut Water Service, Inc.	924	$53,047
Middlesex Water Co.	500	19,955
Pure Cycle Corp. (a)	670	5,594
SJW Group	1,211	77,298
York Water Co.	460	15,594

		1,118,914

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc. (a)	1,200	27,000
Shenandoah Telecommunications Co.	1,724	58,271
Spok Holdings, Inc.	654	10,235
Telephone & Data Systems, Inc. .	3,357	93,325
T-Mobile US, Inc. (a)	10,444	663,298
United States Cellular Corp. (a)	508	19,116

		871,245

TOTAL COMMON STOCKS (Cost $822,877,039)		919,545,602

LIMITED PARTNERSHIPS — 0.0% (d)
CAPITAL MARKETS — 0.0% (d)
JMP Group LLC	440	2,464

TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
Fortress Transportation & Infrastructure Investors LLC	2,270	45,241

TOTAL LIMITED PARTNERSHIPS (Cost $43,395)		47,705

RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Chelsea Therapeutics International, Ltd. (CVR) (expiring) (a) (f)	1,096	—
Dyax Corp. (CVR) (expiring 12/31/19) (expiring) (a) (d)	1,923	4,711

		4,711

DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
NewStar Financial, Inc. (CVR) (expiring) (a) (d)	875	473

MEDIA — 0.0% (d)
Media General, Inc. (CVR) (expiring) (a) (d)	1,318	132

TOTAL RIGHTS (Cost $2,607)		5,316

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (g) (h)	607,145	607,145
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	5,303,945	5,303,945

TOTAL SHORT-TERM INVESTMENTS (Cost $5,911,090)		5,911,090

TOTAL INVESTMENTS — 100.4% (Cost $828,834,131)		925,509,713
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(3,803,806)

NET ASSETS — 100.0%		$921,705,907

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2017, total aggregate fair value of securities is $7,905 representing less than 0.05% of net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2017, total aggregate fair value of the security is $0, representing less than 0.05% of the Fund’s net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2017.
(i)	Investment of cash collateral for securities loaned.

CVR = Contingent Value Rights

MSCI = Morgan Stanley Capital International

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

S&P = Standards & Poor’s

At December 31, 2017, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Index (long)	8	03/16/2018	1,056,878	1,070,023	$13,145

					$13,145

During the period ended December 31, 2017, average notional value related to futures contracts was $2,108,690 or less than 0.5% of net assets.

See accompanying notes to financial statements.

82

SPDR Portfolio Total Stock Market ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$24,732,060	$—	$—		$24,732,060
Air Freight & Logistics	6,658,677	—	—		6,658,677
Airlines	5,237,054	—	—		5,237,054
Auto Components	2,724,362	—	—		2,724,362
Automobiles	5,554,525	—	—		5,554,525
Banks	66,449,652	—	—		66,449,652
Beverages	16,806,555	—	—		16,806,555
Biotechnology	32,572,213	—	—		32,572,213
Building Products	2,788,920	—	—		2,788,920
Capital Markets	28,496,640	—	—		28,496,640
Chemicals	20,523,355	—	—		20,523,355
Commercial Services & Supplies	5,286,150	—	—		5,286,150
Communications Equipment	11,118,656	—	—		11,118,656
Construction & Engineering	1,871,908	—	—		1,871,908
Construction Materials	1,503,130	—	—		1,503,130
Consumer Finance	8,180,937	—	—		8,180,937
Containers & Packaging	4,397,409	—	—		4,397,409
Distributors	1,219,922	—	—		1,219,922
Diversified Consumer Services	1,629,313	—	—		1,629,313
Diversified Financial Services	5,592,723	—	—		5,592,723
Diversified Telecommunication Services	19,129,909	—	—		19,129,909
Electric Utilities	16,104,807	—	—		16,104,807
Electrical Equipment	4,020,497	—	—		4,020,497
Electronic Equipment, Instruments & Components	7,335,613	—	—		7,335,613
Energy Equipment & Services	8,268,808	—	—		8,268,808
Equity Real Estate Investment Trusts (REITS)	7,241,963	—	—		7,241,963
Food & Staples Retailing	15,950,103	—	—		15,950,103
Food Products	13,912,322	—	—		13,912,322
Gas Utilities	1,673,877	—	—		1,673,877
Health Care Equipment & Supplies	21,546,167	—	—		21,546,167
Health Care Providers & Services	24,286,053	—	—		24,286,053
Health Care Technology	1,571,823	—	—		1,571,823
Hotels, Restaurants & Leisure	19,983,079	—	—		19,983,079
Household Durables	5,089,384	—	—		5,089,384
Household Products	14,474,825	—	—		14,474,825
Independent Power Producers & Energy Traders	1,041,615	—	—		1,041,615
Industrial Conglomerates	15,832,367	—	—		15,832,367
Insurance	20,826,860	—	—		20,826,860
Internet & Catalog Retail	23,806,711	—	—		23,806,711
Internet Software & Services	31,676,761	—	—		31,676,761
IT Services	34,370,306	—	—		34,370,306
Leisure Equipment & Products	1,297,720	—	—		1,297,720
Life Sciences Tools & Services	7,159,754	2,589	—		7,162,343
Machinery	19,677,813	—	—		19,677,813
Marine	180,922	—	—		180,922
Media	17,820,877	—	—		17,820,877
Metals & Mining	4,660,096	—	0	(a)	4,660,096
Mortgage Real Estate Investment Trust (REITs)	1,837,173	—	—		1,837,173
Multi-Utilities	8,605,868	—	—		8,605,868
Multiline Retail	4,214,174	—	—		4,214,174

See accompanying notes to financial statements.

83

SPDR Portfolio Total Stock Market ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Oil, Gas & Consumable Fuels	$49,461,997	$—	$—		$49,461,997
Paper & Forest Products	593,833	—	—		593,833
Personal Products	1,608,467	—	—		1,608,467
Pharmaceuticals	35,830,895	—	—		35,830,895
Professional Services	3,396,471	—	—		3,396,471
Real Estate Investment Trusts (REITs)	30,886,092	—	—		30,886,092
Real Estate Management & Development	1,300,064	—	—		1,300,064
Road & Rail	9,302,676	—	—		9,302,676
Semiconductors & Semiconductor Equipment	30,932,799	—	—		30,932,799
Software	48,085,269	—	—		48,085,269
Specialty Retail	21,412,655	—	—		21,412,655
Technology Hardware, Storage & Peripherals	35,174,297	—	—		35,174,297
Textiles, Apparel & Luxury Goods	6,291,328	—	—		6,291,328
Thrifts & Mortgage Finance	1,662,530	—	—		1,662,530
Tobacco	11,020,439	—	—		11,020,439
Trading Companies & Distributors	3,448,789	—	—		3,448,789
Transportation Infrastructure	201,845	—	—		201,845
Water Utilities	1,118,914	—	—		1,118,914
Wireless Telecommunication Services	871,245	—	—		871,245
Limited Partnerships
Capital Markets	2,464	—	—		2,464
Trading Companies & Distributors	45,241	—	—		45,241
Rights
Biotechnology	—	4,711	0	(a)	4,711
Diversified Financial Services	—	473	—		473
Media	—	132	—		132

Short-Term Investments	5,911,090	—	—		5,911,090

TOTAL INVESTMENTS	$925,501,808	$7,905	$0		$925,509,713

OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (b)	13,145	—	—		13,145

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$925,514,953	$7,905	$0		$925,522,858

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2017.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Corp.	6,161	$552,827	$724,831	$44,638	$19,564	$49,436	13,339	$1,302,020	$8,549
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,147,670	1,147,670	10,547,999	11,088,524	—	—	607,145	607,145	13,032
State Street Navigator Securities Lending Government Money Market Portfolio	1,424,445	1,424,445	8,976,452	5,096,952	—	—	5,303,945	5,303,945	31,446

Total		$3,124,942	$20,249,282	$16,230,114	$19,564	$49,436		$7,213,110	$53,027

See accompanying notes to financial statements.

84

SPDR Portfolio S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.0%
Boeing Co.	57,778	$17,039,310
General Dynamics Corp.	14,322	2,913,811
Lockheed Martin Corp.	15,940	5,117,537
Northrop Grumman Corp.	12,251	3,759,954
Raytheon Co.	18,215	3,421,688
Rockwell Collins, Inc.	16,812	2,280,044
TransDigm Group, Inc. (a)	4,810	1,320,922

		35,853,266

AIR FREIGHT & LOGISTICS — 0.7%
Expeditors International of Washington, Inc.	11,203	724,722
FedEx Corp.	14,525	3,624,569
United Parcel Service, Inc. Class B,	34,789	4,145,109

		8,494,400

AIRLINES — 0.3%
American Airlines Group, Inc.	23,752	1,235,817
Southwest Airlines Co.	37,799	2,473,944

		3,709,761

AUTO COMPONENTS — 0.2%
Aptiv PLC	27,432	2,327,056
BorgWarner, Inc.	13,684	699,116

		3,026,172

BANKS — 1.2%
Bank of America Corp.	480,719	14,190,825
Comerica, Inc.	9,812	851,780

		15,042,605

BEVERAGES — 2.1%
Brown-Forman Corp. Class B,	13,512	927,869
Coca-Cola Co.	178,113	8,171,825
Constellation Brands, Inc. Class A,	17,728	4,052,089
Dr. Pepper Snapple Group, Inc.	8,970	870,628
Monster Beverage Corp. (b)	42,476	2,688,306
PepsiCo, Inc.	71,902	8,622,488

		25,333,205

BIOTECHNOLOGY — 4.4%
AbbVie, Inc.	164,621	15,920,497
Alexion Pharmaceuticals, Inc. (b)	11,944	1,428,383
Amgen, Inc.	44,184	7,683,598
Biogen, Inc. (b)	15,099	4,810,088
Celgene Corp. (b)	81,251	8,479,354
Gilead Sciences, Inc.	87,704	6,283,115
Incyte Corp. (b)	18,054	1,709,894
Regeneron Pharmaceuticals, Inc. (b)	7,990	3,003,920
Vertex Pharmaceuticals, Inc. (b)	26,132	3,916,142

		53,234,991

BUILDING PRODUCTS — 0.3%
Allegion PLC	6,033	479,985
AO Smith Corp.	14,506	888,928
Fortune Brands Home & Security, Inc.	15,882	1,086,964
Masco Corp.	21,387	939,745

		3,395,622

CAPITAL MARKETS — 2.9%
Affiliated Managers Group, Inc.	2,644	542,681
Ameriprise Financial, Inc.	10,521	1,782,994
BlackRock, Inc.	7,526	3,866,182
Cboe Global Markets, Inc.	11,707	1,458,575
Charles Schwab Corp.	123,127	6,325,034
CME Group, Inc.	23,506	3,433,051
E*TRADE Financial Corp. (b)	27,208	1,348,701
Intercontinental Exchange, Inc.	60,411	4,262,600
Moody’s Corp.	17,128	2,528,264
Nasdaq, Inc.	5,264	404,433
Northern Trust Corp.	11,929	1,191,588
Raymond James Financial, Inc.	6,906	616,706
S&P Global, Inc.	26,338	4,461,657
T Rowe Price Group, Inc.	24,984	2,621,571

		34,844,037

CHEMICALS — 1.4%
Air Products & Chemicals, Inc.	8,049	1,320,680
Albemarle Corp.	6,722	859,676
CF Industries Holdings, Inc.	10,304	438,332
Ecolab, Inc.	12,391	1,662,624
FMC Corp.	13,910	1,316,721
International Flavors & Fragrances, Inc.	4,969	758,319
Monsanto Co.	23,609	2,757,059
PPG Industries, Inc.	12,639	1,476,488
Praxair, Inc.	15,820	2,447,038
Sherwin-Williams Co.	8,496	3,483,700

		16,520,637

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	8,885	1,384,550
Republic Services, Inc.	10,791	729,579
Waste Management, Inc.	41,183	3,554,093

		5,668,222

COMMUNICATIONS EQUIPMENT — 1.0%
Cisco Systems, Inc.	234,756	8,991,155
F5 Networks, Inc. (b)	3,766	494,175
Harris Corp.	7,751	1,097,929
Motorola Solutions, Inc.	16,295	1,472,090

		12,055,349

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	2,805	620,017
Vulcan Materials Co.	6,945	891,530

		1,511,547

CONSUMER FINANCE — 0.4%
American Express Co.	44,643	4,433,496

CONTAINERS & PACKAGING — 0.2%
Avery Dennison Corp.	9,096	1,044,767
Packaging Corp. of America	6,325	762,479
Sealed Air Corp.	7,091	349,586

		2,156,832

DISTRIBUTORS — 0.1%
LKQ Corp. (b)	18,482	751,663

See accompanying notes to financial statements.

85

SPDR Portfolio S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
H&R Block, Inc.	13,784	$361,416

ELECTRIC UTILITIES — 0.4%
FirstEnergy Corp.	18,836	576,758
NextEra Energy, Inc.	24,764	3,867,889

		4,444,647

ELECTRICAL EQUIPMENT — 0.4%
AMETEK, Inc.	23,888	1,731,163
Emerson Electric Co.	27,137	1,891,178
Rockwell Automation, Inc.	9,198	1,806,027

		5,428,368

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A,	31,483	2,764,207
Corning, Inc.	90,531	2,896,087
FLIR Systems, Inc.	9,308	433,939
TE Connectivity, Ltd.	26,156	2,485,866

		8,580,099

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Alexandria Real Estate Equities, Inc. REIT	5,354	699,179
AvalonBay Communities, Inc. REIT	6,309	1,125,589

		1,824,768

FOOD PRODUCTS — 0.3%
General Mills, Inc.	20,531	1,217,283
Hershey Co.	7,901	896,843
Kellogg Co.	9,209	626,028
McCormick & Co., Inc.	6,008	612,275

		3,352,429

HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%
Abbott Laboratories	179,720	10,256,620
Align Technology, Inc. (b)	7,404	1,645,095
Baxter International, Inc.	29,040	1,877,146
Becton Dickinson and Co.	27,402	5,865,691
Boston Scientific Corp. (b)	141,800	3,515,222
Cooper Cos., Inc.	5,077	1,106,177
Edwards Lifesciences Corp. (b)	21,817	2,458,994
Hologic, Inc. (b)	28,456	1,216,494
IDEXX Laboratories, Inc. (b)	8,753	1,368,794
Intuitive Surgical, Inc. (b)	11,590	4,229,654
Medtronic PLC	60,052	4,849,199
ResMed, Inc.	14,620	1,238,168
Stryker Corp.	33,256	5,149,359
Varian Medical Systems, Inc. (b)	5,000	555,750
Zimmer Biomet Holdings, Inc.	11,686	1,410,150

		46,742,513

HEALTH CARE PROVIDERS & SERVICES — 3.1%
Aetna, Inc.	16,814	3,033,077
Anthem, Inc.	14,084	3,169,041
Centene Corp. (b)	17,764	1,792,032
Cigna Corp.	25,460	5,170,671
HCA Healthcare, Inc. (b)	15,814	1,389,102
Laboratory Corp. of America Holdings (b)	6,108	974,287
UnitedHealth Group, Inc.	100,073	22,062,094

		37,590,304

HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp. (b)	32,631	2,199,003

HOTELS, RESTAURANTS & LEISURE — 2.8%
Carnival Corp.	18,936	1,256,782
Chipotle Mexican Grill, Inc. (b)	946	273,422
Darden Restaurants, Inc.	7,676	737,050
Hilton Worldwide Holdings, Inc.	8,364	667,949
Marriott International, Inc. Class A,	31,607	4,290,018
McDonald’s Corp.	82,320	14,168,918
MGM Resorts International	23,163	773,413
Norwegian Cruise Line Holdings, Ltd. (b)	18,436	981,717
Royal Caribbean Cruises, Ltd.	11,707	1,396,411
Starbucks Corp.	93,951	5,395,606
Wyndham Worldwide Corp.	10,494	1,215,940
Wynn Resorts, Ltd.	8,232	1,387,833
Yum! Brands, Inc.	15,643	1,276,625

		33,821,684

HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	35,228	1,799,094
Garmin, Ltd.	5,709	340,085
Lennar Corp. Class A,	12,412	784,935
Mohawk Industries, Inc. (b)	4,255	1,173,954
PulteGroup, Inc.	27,868	926,611

		5,024,679

HOUSEHOLD PRODUCTS — 1.3%
Church & Dwight Co., Inc.	13,637	684,168
Clorox Co.	7,548	1,122,689
Colgate-Palmolive Co.	42,579	3,212,586
Kimberly-Clark Corp.	15,986	1,928,871
Procter & Gamble Co.	97,299	8,939,832

		15,888,146

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (c)
NRG Energy, Inc.	16,728	476,413

INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	61,596	14,497,850
Honeywell International, Inc.	46,352	7,108,543
Roper Technologies, Inc.	10,570	2,737,630

		24,344,023

INSURANCE — 1.0%
Allstate Corp.	17,464	1,828,655
Aon PLC	15,248	2,043,232
Arthur J Gallagher & Co.	9,491	600,590
Marsh & McLennan Cos., Inc.	29,994	2,441,212
Principal Financial Group, Inc.	12,712	896,959
Progressive Corp.	60,052	3,382,129
Torchmark Corp.	4,616	418,717
Willis Towers Watson PLC	5,688	857,125

		12,468,619

See accompanying notes to financial statements.

86

SPDR Portfolio S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
INTERNET & CATALOG RETAIL — 5.5%
Amazon.com, Inc. (b)	41,315	$48,316,653
Expedia, Inc.	7,435	890,490
Netflix, Inc. (b)	44,671	8,575,045
Priceline Group, Inc. (b)	5,048	8,772,112
TripAdvisor, Inc. (a) (b)	6,281	216,443

		66,770,743

INTERNET SOFTWARE & SERVICES — 9.4%
Akamai Technologies, Inc. (b)	6,980	453,979
Alphabet, Inc. Class C, (b)	31,180	32,626,752
Alphabet, Inc. Class A, (b)	30,756	32,398,371
eBay, Inc. (b)	100,335	3,786,643
Facebook, Inc. Class A, (b)	246,244	43,452,216
VeriSign, Inc. (a) (b)	8,480	970,451

		113,688,412

IT SERVICES — 6.1%
Accenture PLC Class A,	40,233	6,159,270
Alliance Data Systems Corp.	2,897	734,332
Automatic Data Processing, Inc.	45,806	5,368,005
Cognizant Technology Solutions Corp. Class A,	60,856	4,321,993
DXC Technology Co.	14,946	1,418,376
Fidelity National Information Services, Inc.	21,385	2,012,115
Fiserv, Inc. (b)	21,546	2,825,327
Gartner, Inc. (b)	9,075	1,117,586
Global Payments, Inc.	16,368	1,640,728
Mastercard, Inc. Class A,	95,849	14,507,705
Paychex, Inc.	21,488	1,462,903
PayPal Holdings, Inc. (b)	116,626	8,586,006
Total System Services, Inc.	17,290	1,367,466
Visa, Inc. Class A, (a)	187,198	21,344,316
Western Union Co.	18,527	352,198

		73,218,326

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	6,337	575,970
Mattel, Inc. (a)	9,536	146,664

		722,634

LIFE SCIENCES TOOLS & SERVICES — 1.3%
Agilent Technologies, Inc.	33,173	2,221,596
Illumina, Inc. (b)	15,124	3,304,443
IQVIA Holdings, Inc. (b)	8,708	852,513
Mettler-Toledo International, Inc. (b)	2,645	1,638,630
PerkinElmer, Inc.	7,060	516,227
Thermo Fisher Scientific, Inc.	29,816	5,661,462
Waters Corp. (b)	8,235	1,590,920

		15,785,791

MACHINERY — 1.7%
Caterpillar, Inc.	31,978	5,039,093
Deere & Co.	18,206	2,849,421
Dover Corp.	9,032	912,142
Fortive Corp.	20,850	1,508,497
Illinois Tool Works, Inc.	31,820	5,309,167
Ingersoll-Rand PLC	10,820	965,036
Parker-Hannifin Corp.	7,688	1,534,371
Stanley Black & Decker, Inc.	10,435	1,770,715
Xylem, Inc.	12,735	868,527

		20,756,969

MEDIA — 2.1%
CBS Corp. Class B,	16,827	992,793
Charter Communications, Inc. Class A, (b)	19,913	6,689,972
Comcast Corp. Class A,	240,806	9,644,280
Scripps Networks Interactive, Inc. Class A,	7,181	613,114
Walt Disney Co.	73,257	7,875,860

		25,816,019

MULTI-UTILITIES — 0.2%
Dominion Energy, Inc.	25,190	2,041,901
WEC Energy Group, Inc.	13,650	906,770

		2,948,671

MULTILINE RETAIL — 0.3%
Dollar General Corp.	12,938	1,203,364
Dollar Tree, Inc. (b)	24,501	2,629,202

		3,832,566

OIL, GAS & CONSUMABLE FUELS — 0.3%
Cabot Oil & Gas Corp.	22,141	633,233
Cimarex Energy Co.	3,108	379,207
EOG Resources, Inc.	20,930	2,258,556
Hess Corp.	8,632	409,761

		3,680,757

PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A,	23,154	2,946,115

PHARMACEUTICALS — 4.4%
Bristol-Myers Squibb Co.	106,416	6,521,172
Eli Lilly & Co.	61,022	5,153,918
Johnson & Johnson	149,791	20,928,799
Merck & Co., Inc.	104,470	5,878,527
Perrigo Co. PLC	4,852	422,900
Pfizer, Inc.	283,088	10,253,447
Zoetis, Inc.	50,342	3,626,638

		52,785,401

PROFESSIONAL SERVICES — 0.2%
Equifax, Inc.	7,358	867,655
Robert Half International, Inc.	7,660	425,437
Verisk Analytics, Inc. (b)	10,306	989,376

		2,282,468

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.6%
American Tower Corp. REIT	44,270	6,316,001
Apartment Investment & Management Co. Class A, REIT	7,157	312,832
Boston Properties, Inc. REIT	7,060	918,012
Crown Castle International Corp. REIT	28,475	3,161,010
Digital Realty Trust, Inc. REIT	12,690	1,445,391
Equinix, Inc. REIT	8,076	3,660,205
Essex Property Trust, Inc. REIT	3,491	842,623
Extra Space Storage, Inc. REIT	12,448	1,088,578
Federal Realty Investment Trust REIT	3,526	468,288

See accompanying notes to financial statements.

87

SPDR Portfolio S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
GGP, Inc. REIT	25,143	$588,095
Iron Mountain, Inc. REIT	12,413	468,342
Prologis, Inc. REIT	54,948	3,544,695
Public Storage REIT	8,666	1,811,194
SBA Communications Corp. REIT (b)	12,160	1,986,458
Simon Property Group, Inc. REIT	15,688	2,694,257
UDR, Inc. REIT	18,275	703,953
Vornado Realty Trust REIT	11,558	903,604

		30,913,538

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A, (b)	31,169	1,349,929

ROAD & RAIL — 1.1%
CSX Corp.	92,277	5,076,158
JB Hunt Transport Services, Inc.	5,017	576,855
Kansas City Southern	5,052	531,571
Norfolk Southern Corp.	13,248	1,919,635
Union Pacific Corp.	42,288	5,670,821

		13,775,040

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.2%
Advanced Micro Devices, Inc. (a) (b)	28,807	296,136
Analog Devices, Inc.	38,089	3,391,064
Applied Materials, Inc.	110,052	5,625,858
Broadcom, Ltd.	41,972	10,782,607
Intel Corp.	275,403	12,712,603
KLA-Tencor Corp.	16,173	1,699,297
Lam Research Corp.	16,679	3,070,104
Microchip Technology, Inc. (a)	24,180	2,124,938
Micron Technology, Inc. (b)	119,068	4,896,076
NVIDIA Corp.	62,592	12,111,552
Qorvo, Inc. (b)	13,148	875,657
QUALCOMM, Inc.	53,265	3,410,025
Skyworks Solutions, Inc.	18,378	1,744,991
Texas Instruments, Inc.	101,801	10,632,096
Xilinx, Inc.	16,086	1,084,518

		74,457,522

SOFTWARE — 9.4%
Activision Blizzard, Inc.	78,094	4,944,912
Adobe Systems, Inc. (b)	50,912	8,921,819
ANSYS, Inc. (b)	8,716	1,286,394
Autodesk, Inc. (b)	14,362	1,505,568
Cadence Design Systems, Inc. (b)	29,144	1,218,802
Citrix Systems, Inc. (b)	8,271	727,848
Electronic Arts, Inc. (b)	31,785	3,339,332
Intuit, Inc.	25,027	3,948,760
Microsoft Corp.	796,403	68,124,313
Oracle Corp.	160,457	7,586,407
Red Hat, Inc. (b)	18,286	2,196,149
salesforce.com, Inc. (b)	70,821	7,240,031
Symantec Corp.	29,927	839,752
Synopsys, Inc. (b)	14,944	1,273,826

		113,153,913

SPECIALTY RETAIL — 3.1%
AutoZone, Inc. (b)	1,266	900,594
CarMax, Inc. (b)	9,466	607,055
Home Depot, Inc.	120,596	22,856,560
Lowe’s Cos., Inc.	58,434	5,430,856
O’Reilly Automotive, Inc. (b)	4,718	1,134,868
Ross Stores, Inc.	26,261	2,107,445
Tiffany & Co.	5,296	550,519
TJX Cos., Inc.	29,584	2,261,993
Tractor Supply Co.	5,296	395,876
Ulta Salon Cosmetics & Fragrance, Inc. (b)	4,178	934,451

		37,180,217

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.6%
Apple, Inc.	530,033	89,697,485
NetApp, Inc.	27,825	1,539,279

		91,236,764

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Hanesbrands, Inc. (a)	19,077	398,900
Michael Kors Holdings, Ltd. (b)	15,103	950,734
NIKE, Inc. Class B,	90,869	5,683,856
Tapestry, Inc.	11,453	506,566
VF Corp.	21,044	1,557,256

		9,097,312

TOBACCO — 1.4%
Altria Group, Inc.	110,380	7,882,236
Philip Morris International, Inc.	80,119	8,464,572

		16,346,808

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	16,673	911,847
United Rentals, Inc. (b)	8,764	1,506,619

		2,418,466

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	10,171	930,545

TOTAL COMMON STOCKS (Cost $942,750,934)		1,204,673,842

SHORT-TERM INVESTMENTS — 0.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e)	532,232	532,232
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	19,058	19,058

TOTAL SHORT-TERM INVESTMENTS (Cost $551,290)		551,290

TOTAL INVESTMENTS — 99.8% (Cost $943,302,224)		1,205,225,132
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		2,476,685

NET ASSETS — 100.0%		$1,207,701,817

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.

88

SPDR Portfolio S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

S&P = Standards & Poor’s

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$35,853,266	$—	$—	$35,853,266
Air Freight & Logistics	8,494,400	—	—	8,494,400
Airlines	3,709,761	—	—	3,709,761
Auto Components	3,026,172	—	—	3,026,172
Banks	15,042,605	—	—	15,042,605
Beverages	25,333,205	—	—	25,333,205
Biotechnology	53,234,991	—	—	53,234,991
Building Products	3,395,622	—	—	3,395,622
Capital Markets	34,844,037	—	—	34,844,037
Chemicals	16,520,637	—	—	16,520,637
Commercial Services & Supplies	5,668,222	—	—	5,668,222
Communications Equipment	12,055,349	—	—	12,055,349
Construction Materials	1,511,547	—	—	1,511,547
Consumer Finance	4,433,496	—	—	4,433,496
Containers & Packaging	2,156,832	—	—	2,156,832
Distributors	751,663	—	—	751,663
Diversified Consumer Services	361,416	—	—	361,416
Electric Utilities	4,444,647	—	—	4,444,647
Electrical Equipment	5,428,368	—	—	5,428,368
Electronic Equipment, Instruments & Components	8,580,099	—	—	8,580,099
Equity Real Estate Investment Trusts (REITS)	1,824,768	—	—	1,824,768
Food Products	3,352,429	—	—	3,352,429
Health Care Equipment & Supplies	46,742,513	—	—	46,742,513
Health Care Providers & Services	37,590,304	—	—	37,590,304
Health Care Technology	2,199,003	—	—	2,199,003
Hotels, Restaurants & Leisure	33,821,684	—	—	33,821,684
Household Durables	5,024,679	—	—	5,024,679
Household Products	15,888,146	—	—	15,888,146
Independent Power Producers & Energy Traders	476,413	—	—	476,413
Industrial Conglomerates	24,344,023	—	—	24,344,023
Insurance	12,468,619	—	—	12,468,619
Internet & Catalog Retail	66,770,743	—	—	66,770,743
Internet Software & Services	113,688,412	—	—	113,688,412
IT Services	73,218,326	—	—	73,218,326
Leisure Equipment & Products	722,634	—	—	722,634
Life Sciences Tools & Services	15,785,791	—	—	15,785,791
Machinery	20,756,969	—	—	20,756,969
Media	25,816,019	—	—	25,816,019
Multi-Utilities	2,948,671	—	—	2,948,671
Multiline Retail	3,832,566	—	—	3,832,566
Oil, Gas & Consumable Fuels	3,680,757	—	—	3,680,757
Personal Products	2,946,115	—	—	2,946,115
Pharmaceuticals	52,785,401	—	—	52,785,401

See accompanying notes to financial statements.

89

SPDR Portfolio S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Professional Services	$2,282,468	$—	$—	$2,282,468
Real Estate Investment Trusts (REITs)	30,913,538	—	—	30,913,538
Real Estate Management & Development	1,349,929	—	—	1,349,929
Road & Rail	13,775,040	—	—	13,775,040
Semiconductors & Semiconductor Equipment	74,457,522	—	—	74,457,522
Software	113,153,913	—	—	113,153,913
Specialty Retail	37,180,217	—	—	37,180,217
Technology Hardware, Storage & Peripherals	91,236,764	—	—	91,236,764
Textiles, Apparel & Luxury Goods	9,097,312	—	—	9,097,312
Tobacco	16,346,808	—	—	16,346,808
Trading Companies & Distributors	2,418,466	—	—	2,418,466
Water Utilities	930,545	—	—	930,545
Short-Term Investments	551,290	—	—	551,290

TOTAL INVESTMENTS	$1,205,225,132	$—	$—	$1,205,225,132

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,065,245	$1,065,245	$14,385,544	$14,918,557	$—	$—	532,232	$532,232	$8,152
State Street Navigator Securities Lending Government Money Market	111,901	111,901	1,339,023	1,431,866	—	—	19,058	19,058	2,601

Total		$1,177,146	$15,724,567	$16,350,423	$—	$—		$551,290	$10,753

See accompanying notes to financial statements.

90

SPDR Portfolio S&P 500 High Dividend ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUTOMOBILES — 2.7%
Ford Motor Co.	332,561	$4,153,687
General Motors Co.	104,817	4,296,449

		8,450,136

BANKS — 1.2%
People’s United Financial, Inc.	212,604	3,975,695

BEVERAGES — 1.2%
Coca-Cola Co.	83,736	3,841,808

BIOTECHNOLOGY — 1.5%
AbbVie, Inc.	50,803	4,913,158

CAPITAL MARKETS — 2.6%
CME Group, Inc.	31,179	4,553,693
Invesco, Ltd.	103,517	3,782,511

		8,336,204

CHEMICALS — 3.1%
CF Industries Holdings, Inc.	124,245	5,285,382
LyondellBasell Industries NV Class A,	43,033	4,747,401

		10,032,783

COMMUNICATIONS EQUIPMENT — 1.4%
Cisco Systems, Inc.	117,845	4,513,463

CONSUMER FINANCE — 1.1%
Navient Corp.	252,667	3,365,524

CONTAINERS & PACKAGING — 1.2%
International Paper Co.	66,158	3,833,195

DIVERSIFIED CONSUMER SERVICES — 1.0%
H&R Block, Inc.	126,079	3,305,791

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.6%
AT&T, Inc.	103,631	4,029,173
CenturyLink, Inc.	164,965	2,751,616
Verizon Communications, Inc.	85,902	4,546,793

		11,327,582

ELECTRIC UTILITIES — 8.2%
American Electric Power Co., Inc.	54,266	3,992,350
Duke Energy Corp.	44,410	3,735,325
Entergy Corp.	49,199	4,004,306
Exelon Corp.	100,930	3,977,651
FirstEnergy Corp.	120,148	3,678,932
PPL Corp.	97,778	3,026,229
Southern Co.	79,465	3,821,472

		26,236,265

ELECTRICAL EQUIPMENT — 2.6%
Eaton Corp. PLC	47,743	3,772,175
Emerson Electric Co.	62,544	4,358,691

		8,130,866

ENERGY EQUIPMENT & SERVICES — 1.4%
Helmerich & Payne, Inc. (a)	69,057	4,463,844

FOOD PRODUCTS — 1.3%
General Mills, Inc.	68,919	4,086,208

HOUSEHOLD DURABLES — 1.4%
Garmin, Ltd.	72,651	4,327,820

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.1%
AES Corp.	331,679	3,592,084

INDUSTRIAL CONGLOMERATES — 0.8%
General Electric Co.	147,644	2,576,388

IT SERVICES — 3.8%
International Business Machines Corp.	25,719	3,945,809
Paychex, Inc.	65,941	4,489,263
Western Union Co.	195,960	3,725,200

		12,160,272

MULTI-UTILITIES — 8.3%
Ameren Corp.	67,142	3,960,707
CenterPoint Energy, Inc.	133,283	3,779,906
Consolidated Edison, Inc.	45,710	3,883,064
Dominion Energy, Inc.	48,908	3,964,482
Public Service Enterprise Group, Inc.	85,275	4,391,662
SCANA Corp.	58,156	2,313,446
WEC Energy Group, Inc.	60,074	3,990,716

		26,283,983

MULTILINE RETAIL — 4.4%
Kohl’s Corp.	95,395	5,173,271
Macy’s, Inc.	165,473	4,168,265
Target Corp.	69,468	4,532,787

		13,874,323

OIL, GAS & CONSUMABLE FUELS — 9.5%
Chevron Corp.	36,383	4,554,788
Exxon Mobil Corp.	47,006	3,931,582
Occidental Petroleum Corp.	63,198	4,655,165
ONEOK, Inc.	68,417	3,656,889
Phillips 66	45,430	4,595,244
Valero Energy Corp.	55,474	5,098,615
Williams Cos., Inc.	118,556	3,614,772

		30,107,055

PHARMACEUTICALS — 1.3%
Pfizer, Inc.	112,681	4,081,306

PROFESSIONAL SERVICES — 1.1%
Nielsen Holdings PLC	94,266	3,431,282

REAL ESTATE INVESTMENT TRUSTS (REITS) — 21.6%
Apartment Investment & Management Co. Class A, REIT	85,957	3,757,181
Crown Castle International Corp. REIT	37,868	4,203,727
Digital Realty Trust, Inc. REIT	33,156	3,776,468
Extra Space Storage, Inc. REIT	47,748	4,175,563
GGP, Inc. REIT	162,538	3,801,764
HCP, Inc. REIT	119,802	3,124,436
Host Hotels & Resorts, Inc. REIT	208,935	4,147,360
Iron Mountain, Inc. REIT	107,614	4,060,276
Kimco Realty Corp. REIT	198,445	3,601,777
Macerich Co. REIT	64,346	4,226,245
Mid-America Apartment Communities, Inc. REIT	36,773	3,697,893
Public Storage REIT	17,966	3,754,894
Realty Income Corp. REIT	65,672	3,744,617
Regency Centers Corp. REIT	58,379	4,038,659

See accompanying notes to financial statements.

91

SPDR Portfolio S&P 500 High Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Simon Property Group, Inc. REIT	23,458	$4,028,677
Ventas, Inc. REIT	55,172	3,310,872
Welltower, Inc. REIT	51,329	3,273,250
Weyerhaeuser Co. REIT	110,008	3,878,882

		68,602,541

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Intel Corp.	108,829	5,023,547
QUALCOMM, Inc.	70,545	4,516,291

		9,539,838

SPECIALTY RETAIL — 3.3%
Gap, Inc.	162,048	5,519,355
L Brands, Inc. (a)	84,829	5,108,402

		10,627,757

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.7%
HP, Inc.	195,145	4,099,996
Seagate Technology PLC (a)	94,433	3,951,077
Xerox Corp.	122,859	3,581,340

		11,632,413

TOBACCO — 2.2%
Altria Group, Inc.	51,688	3,691,040
Philip Morris International, Inc.	31,580	3,336,427

		7,027,467

TOTAL COMMON STOCKS (Cost $300,378,380)		316,677,051

SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c)	297,496	297,496
State Street Navigator Securities Lending Government Money Market Portfolio (b) (d)	3,380,738	3,380,738

TOTAL SHORT-TERM INVESTMENTS (Cost $3,678,234)		3,678,234

TOTAL INVESTMENTS — 100.8% (Cost $304,056,614)		320,355,285
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(2,506,149)

NET ASSETS — 100.0%		$317,849,136

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.
(d)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Automobiles	$8,450,136	$—	$—	$8,450,136
Banks	3,975,695	—	—	3,975,695
Beverages	3,841,808	—	—	3,841,808
Biotechnology	4,913,158	—	—	4,913,158
Capital Markets	8,336,204	—	—	8,336,204
Chemicals	10,032,783	—	—	10,032,783
Communications Equipment	4,513,463	—	—	4,513,463
Consumer Finance	3,365,524	—	—	3,365,524
Containers & Packaging	3,833,195	—	—	3,833,195
Diversified Consumer Services	3,305,791	—	—	3,305,791
Diversified Telecommunication Services	11,327,582	—	—	11,327,582
Electric Utilities	26,236,265	—	—	26,236,265
Electrical Equipment	8,130,866	—	—	8,130,866
Energy Equipment & Services	4,463,844	—	—	4,463,844
Food Products	4,086,208	—	—	4,086,208
Household Durables	4,327,820	—	—	4,327,820
Independent Power Producers & Energy Traders	3,592,084	—	—	3,592,084
Industrial Conglomerates	2,576,388	—	—	2,576,388

See accompanying notes to financial statements.

92

SPDR Portfolio S&P 500 High Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
IT Services	$12,160,272	$—	$—	$12,160,272
Multi-Utilities	26,283,983	—	—	26,283,983
Multiline Retail	13,874,323	—	—	13,874,323
Oil, Gas & Consumable Fuels	30,107,055	—	—	30,107,055
Pharmaceuticals	4,081,306	—	—	4,081,306
Professional Services	3,431,282	—	—	3,431,282
Real Estate Investment Trusts (REITs)	68,602,541	—	—	68,602,541
Semiconductors & Semiconductor Equipment	9,539,838	—	—	9,539,838
Specialty Retail	10,627,757	—	—	10,627,757
Technology Hardware, Storage & Peripherals	11,632,413	—	—	11,632,413
Tobacco	7,027,467	—	—	7,027,467
Short-Term Investments	3,678,234	—	—	3,678,234

TOTAL INVESTMENTS	$320,355,285	$—	$—	$320,355,285

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	225,851	$225,851	$11,287,601	$11,215,956	$—	$—	297,496	$297,496	$2,853
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	7,253,066	3,872,328	—	—	3,380,738	3,380,738	2,412

Total		$225,851	$18,540,667	$15,088,284	—	—		$3,678,234	$5,265

See accompanying notes to financial statements.

93

SPDR Portfolio S&P 500 Value ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.1%
Arconic, Inc.	23,966	$653,073
General Dynamics Corp.	7,865	1,600,134
L3 Technologies, Inc.	4,416	873,706
Lockheed Martin Corp.	5,355	1,719,223
Northrop Grumman Corp.	3,180	975,974
Raytheon Co.	6,415	1,205,058
Textron, Inc.	14,907	843,587
United Technologies Corp.	42,056	5,365,084

		13,235,839

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc. (a)	7,906	704,346
Expeditors International of Washington, Inc.	4,452	288,000
FedEx Corp.	6,025	1,503,478
United Parcel Service, Inc. Class B,	19,780	2,356,787

		4,852,611

AIRLINES — 0.8%
Alaska Air Group, Inc.	6,923	508,910
American Airlines Group, Inc.	11,055	575,191
Delta Air Lines, Inc.	37,079	2,076,424
Southwest Airlines Co.	10,175	665,954
United Continental Holdings, Inc. (b)	14,225	958,765

		4,785,244

AUTO COMPONENTS — 0.1%
BorgWarner, Inc.	3,724	190,259
Goodyear Tire & Rubber Co.	13,962	451,112

		641,371

AUTOMOBILES — 1.0%
Ford Motor Co.	220,565	2,754,857
General Motors Co.	72,239	2,961,077
Harley-Davidson, Inc. (a)	9,505	483,614

		6,199,548

BANKS — 12.2%
Bank of America Corp.	285,406	8,425,185
BB&T Corp.	44,583	2,216,667
Citigroup, Inc.	149,655	11,135,828
Citizens Financial Group, Inc.	27,791	1,166,666
Comerica, Inc.	4,780	414,952
Fifth Third Bancorp	39,923	1,211,264
Huntington Bancshares, Inc.	61,085	889,398
JPMorgan Chase & Co.	196,344	20,997,027
KeyCorp	60,780	1,225,933
M&T Bank Corp.	8,564	1,464,358
People’s United Financial, Inc.	19,608	366,670
PNC Financial Services Group, Inc.	26,950	3,888,615
Regions Financial Corp.	65,592	1,133,430
SunTrust Banks, Inc.	26,872	1,735,662
US Bancorp	89,088	4,773,335
Wells Fargo & Co.	250,792	15,215,551
Zions Bancorp	11,248	571,736

		76,832,277

BEVERAGES — 1.9%
Brown-Forman Corp. Class B,	3,679	252,637
Coca-Cola Co.	119,186	5,468,254
Dr. Pepper Snapple Group, Inc.	5,347	518,980
Molson Coors Brewing Co. Class B,	10,476	859,765
PepsiCo, Inc.	41,071	4,925,234

		12,024,870

BIOTECHNOLOGY — 1.1%
Alexion Pharmaceuticals, Inc. (b) .	6,025	720,530
Amgen, Inc.	16,873	2,934,215
Biogen, Inc. (b)	3,715	1,183,487
Gilead Sciences, Inc.	25,805	1,848,670

		6,686,902

BUILDING PRODUCTS — 0.4%
Allegion PLC	1,839	146,311
Johnson Controls International PLC	52,270	1,992,009
Masco Corp.	6,017	264,387

		2,402,707

CAPITAL MARKETS — 3.2%
Affiliated Managers Group, Inc.	1,776	364,524
Ameriprise Financial, Inc.	2,612	442,656
Bank of New York Mellon Corp.	57,877	3,117,255
BlackRock, Inc.	2,860	1,469,211
CME Group, Inc.	6,358	928,586
Franklin Resources, Inc.	18,504	801,778
Goldman Sachs Group, Inc.	19,801	5,044,503
Invesco, Ltd.	22,972	839,397
Morgan Stanley	78,639	4,126,188
Nasdaq, Inc.	3,427	263,296
Northern Trust Corp.	5,620	561,382
Raymond James Financial, Inc.	3,805	339,786
State Street Corp. (c)	20,983	2,048,151

		20,346,713

CHEMICALS — 3.1%
Air Products & Chemicals, Inc.	7,906	1,297,217
Albemarle Corp.	2,510	321,004
CF Industries Holdings, Inc.	7,512	319,560
DowDuPont, Inc.	132,399	9,429,457
Eastman Chemical Co.	8,117	751,959
Ecolab, Inc.	7,990	1,072,098
International Flavors & Fragrances, Inc.	1,795	273,935
LyondellBasell Industries NV Class A,	18,260	2,014,443
Monsanto Co.	11,940	1,394,353
Mosaic Co.	19,793	507,888
PPG Industries, Inc.	7,490	874,982
Praxair, Inc.	7,781	1,203,565

		19,460,461

COMMERCIAL SERVICES & SUPPLIES — 0.1%
Republic Services, Inc.	6,895	466,171
Stericycle, Inc. (b)	4,791	325,740

		791,911

COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc.	150,920	5,780,236
F5 Networks, Inc. (b)	1,540	202,079
Harris Corp.	2,510	355,542
Juniper Networks, Inc.	21,255	605,767

		6,943,624

See accompanying notes to financial statements.

94

SPDR Portfolio S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp.	7,906	$408,345
Jacobs Engineering Group, Inc.	6,788	447,736
Quanta Services, Inc. (b)	8,735	341,626

		1,197,707

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	2,075	458,658
Vulcan Materials Co.	3,715	476,894

		935,552

CONSUMER FINANCE — 1.2%
American Express Co.	16,348	1,623,520
Capital One Financial Corp.	27,444	2,732,873
Discover Financial Services	20,550	1,580,706
Navient Corp.	14,852	197,829
Synchrony Financial	41,596	1,606,022

		7,740,950

CONTAINERS & PACKAGING — 0.6%
Ball Corp.	19,742	747,235
International Paper Co.	23,347	1,352,725
Packaging Corp. of America	1,875	226,031
Sealed Air Corp.	6,314	311,280
WestRock Co.	14,394	909,845

		3,547,116

DISTRIBUTORS — 0.2%
Genuine Parts Co.	8,281	786,778
LKQ Corp. (b)	7,330	298,111

		1,084,889

DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc.	4,265	111,828

DIVERSIFIED FINANCIAL SERVICES — 3.5%
Berkshire Hathaway, Inc. Class B, (b)	108,868	21,579,815
Leucadia National Corp.	17,753	470,277

		22,050,092

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.2%
AT&T, Inc.	347,436	13,508,312
CenturyLink, Inc.	55,022	917,767
Verizon Communications, Inc.	230,828	12,217,726

		26,643,805

ELECTRIC UTILITIES — 3.3%
Alliant Energy Corp.	13,099	558,148
American Electric Power Co., Inc.	27,833	2,047,674
Duke Energy Corp.	39,526	3,324,532
Edison International	18,419	1,164,818
Entergy Corp.	10,209	830,911
Eversource Energy	17,963	1,134,902
Exelon Corp.	54,281	2,139,214
FirstEnergy Corp.	14,849	454,676
NextEra Energy, Inc.	13,071	2,041,559
PG&E Corp.	28,984	1,299,353
Pinnacle West Capital Corp.	6,301	536,719
PPL Corp.	38,625	1,195,444
Southern Co.	56,773	2,730,214
Xcel Energy, Inc.	28,753	1,383,307

		20,841,471

ELECTRICAL EQUIPMENT — 0.7%
Acuity Brands, Inc.	2,410	424,160
Eaton Corp. PLC	24,905	1,967,744
Emerson Electric Co.	21,408	1,491,924
Rockwell Automation, Inc.	2,275	446,696

		4,330,524

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
FLIR Systems, Inc.	2,609	121,632
TE Connectivity, Ltd.	5,564	528,802

		650,434

ENERGY EQUIPMENT & SERVICES — 1.6%
Baker Hughes a GE Co.	24,214	766,131
Halliburton Co.	49,308	2,409,682
Helmerich & Payne, Inc. (a)	6,143	397,084
National Oilwell Varco, Inc.	21,491	774,106
Schlumberger, Ltd.	78,268	5,274,480
TechnipFMC PLC	24,748	774,860

		10,396,343

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
Alexandria Real Estate Equities, Inc. REIT	2,510	327,781
AvalonBay Communities, Inc. REIT	4,385	782,328

		1,110,109

FOOD & STAPLES RETAILING — 3.7%
Costco Wholesale Corp.	24,718	4,600,514
CVS Health Corp.	57,297	4,154,033
Kroger Co.	50,304	1,380,845
Sysco Corp.	27,121	1,647,058
Wal-Mart Stores, Inc.	82,813	8,177,784
Walgreens Boots Alliance, Inc.	49,062	3,562,882

		23,523,116

FOOD PRODUCTS — 2.2%
Archer-Daniels-Midland Co.	31,613	1,267,049
Campbell Soup Co. (a)	10,884	523,629
Conagra Brands, Inc.	23,121	870,968
General Mills, Inc.	20,939	1,241,473
Hershey Co.	3,715	421,690
Hormel Foods Corp.	15,212	553,565
J.M. Smucker Co.	6,447	800,975
Kellogg Co.	8,969	609,713
Kraft Heinz Co.	33,720	2,622,067
McCormick & Co., Inc.	3,485	355,156
Mondelez International, Inc.
Class A,	84,441	3,614,075
Tyson Foods, Inc. Class A,	16,815	1,363,192

		14,243,552

HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Baxter International, Inc.	12,488	807,224
Danaher Corp.	34,629	3,214,264
DENTSPLY SIRONA, Inc.	12,951	852,564
Medtronic PLC	43,632	3,523,284
Varian Medical Systems, Inc. (b)	2,410	267,872
Zimmer Biomet Holdings, Inc.	5,023	606,125

		9,271,333

See accompanying notes to financial statements.

95

SPDR Portfolio S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.4%
Aetna, Inc.	9,270	$1,672,215
AmerisourceBergen Corp.	9,146	839,786
Anthem, Inc.	6,876	1,547,169
Cardinal Health, Inc.	17,758	1,088,033
DaVita, Inc. (b)	8,529	616,220
Envision Healthcare Corp. (b)	6,878	237,704
Express Scripts Holding Co. (b)	32,037	2,391,242
HCA Healthcare, Inc. (b)	7,410	650,894
Henry Schein, Inc. (b)	8,885	620,884
Humana, Inc.	8,100	2,009,367
Laboratory Corp. of America Holdings (b)	2,456	391,756
McKesson Corp.	11,813	1,842,237
Patterson Cos., Inc. (a)	4,608	166,487
Quest Diagnostics, Inc.	7,689	757,290
Universal Health Services, Inc. Class B,	4,964	562,669

		15,393,953

HOTELS, RESTAURANTS & LEISURE — 0.8%
Carnival Corp.	12,663	840,443
Chipotle Mexican Grill, Inc. (a) (b)	851	245,965
Darden Restaurants, Inc.	2,845	273,177
Hilton Worldwide Holdings, Inc.	6,880	549,437
MGM Resorts International	16,076	536,778
Royal Caribbean Cruises, Ltd.	3,296	393,147
Starbucks Corp.	28,950	1,662,598
Yum! Brands, Inc.	10,482	855,436

		5,356,981

HOUSEHOLD DURABLES — 0.4%
Garmin, Ltd.	3,180	189,433
Leggett & Platt, Inc.	7,422	354,252
Lennar Corp. Class A,	4,775	301,971
Mohawk Industries, Inc. (b)	1,259	347,358
Newell Brands, Inc.	27,659	854,663
Whirlpool Corp.	4,059	684,510

		2,732,187

HOUSEHOLD PRODUCTS — 2.0%
Church & Dwight Co., Inc.	6,672	334,734
Clorox Co.	3,189	474,332
Colgate-Palmolive Co.	26,362	1,989,013
Kimberly-Clark Corp.	11,151	1,345,480
Procter & Gamble Co.	90,807	8,343,347

		12,486,906

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	37,349	404,490
NRG Energy, Inc.	7,779	221,546

		626,036

INDUSTRIAL CONGLOMERATES — 1.8%
General Electric Co.	490,727	8,563,186
Honeywell International, Inc.	17,690	2,712,938

		11,276,124

INSURANCE — 4.3%
Aflac, Inc.	22,194	1,948,189
Allstate Corp.	10,699	1,120,292
American International Group, Inc.	50,867	3,030,656
Aon PLC	5,790	775,860
Arthur J Gallagher & Co.	5,020	317,666
Assurant, Inc.	3,071	309,680
Brighthouse Financial, Inc. (b)	5,459	320,116
Chubb, Ltd.	26,301	3,843,365
Cincinnati Financial Corp.	8,411	630,573
Everest Re Group, Ltd.	2,340	517,748
Hartford Financial Services Group, Inc.	20,183	1,135,899
Lincoln National Corp.	12,340	948,576
Loews Corp.	15,627	781,819
Marsh & McLennan Cos., Inc.	12,350	1,005,167
MetLife, Inc.	59,481	3,007,359
Principal Financial Group, Inc.	8,211	579,368
Prudential Financial, Inc.	23,956	2,754,461
Torchmark Corp.	3,558	322,746
Travelers Cos. Inc.	15,525	2,105,811
Unum Group	12,727	698,585
Willis Towers Watson PLC	4,376	659,419
XL Group, Ltd.	14,503	509,925

		27,323,280

INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc.	2,845	340,746
TripAdvisor, Inc. (a) (b)	3,961	136,496

		477,242

INTERNET SOFTWARE & SERVICES — 0.1%
Akamai Technologies, Inc. (b)	5,690	370,078

IT SERVICES — 1.9%
Accenture PLC Class A,	12,885	1,972,565
Alliance Data Systems Corp.	1,094	277,307
CSRA, Inc.	9,253	276,850
DXC Technology Co.	7,761	736,519
Fidelity National Information Services, Inc.	7,195	676,977
International Business Machines Corp.	48,668	7,466,645
Paychex, Inc.	6,325	430,606
Western Union Co.	15,848	301,270

		12,138,739

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	2,945	267,671
Mattel, Inc. (a)	14,202	218,427

		486,098

LIFE SCIENCES TOOLS & SERVICES — 0.3%
IQVIA Holdings, Inc. (b)	3,480	340,692
PerkinElmer, Inc.	2,335	170,735
Thermo Fisher Scientific, Inc.	6,329	1,201,751

		1,713,178

MACHINERY — 1.8%
Caterpillar, Inc.	16,201	2,552,954
Cummins, Inc.	8,835	1,560,614
Deere & Co.	8,196	1,282,756
Dover Corp.	3,816	385,378
Flowserve Corp.	7,395	311,551
Fortive Corp.	5,890	426,142
Ingersoll-Rand PLC	8,200	731,358
PACCAR, Inc.	19,901	1,414,563

See accompanying notes to financial statements.

96

SPDR Portfolio S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Parker-Hannifin Corp.	3,291	$656,818
Pentair PLC	9,315	657,825
Snap-on, Inc.	3,241	564,906
Stanley Black & Decker, Inc.	2,925	496,343
Xylem, Inc.	3,180	216,876

		11,258,084

MEDIA — 3.4%
CBS Corp. Class B,	11,245	663,455
Comcast Corp. Class A,	131,835	5,279,992
Discovery Communications, Inc. Class A, (a) (b)	8,735	195,489
Discovery Communications, Inc. Class C, (a) (b)	11,480	243,032
DISH Network Corp. Class A, (b)	12,833	612,776
Interpublic Group of Cos., Inc.	21,977	443,056
News Corp. Class A,	21,686	351,530
News Corp. Class B,	6,729	111,701
Omnicom Group, Inc.	13,068	951,742
Scripps Networks Interactive, Inc. Class A,	1,540	131,485
Time Warner, Inc.	44,045	4,028,796
Twenty-First Century Fox, Inc. Class A,	59,560	2,056,607
Twenty-First Century Fox, Inc. Class B,	24,813	846,620
Viacom, Inc. Class B,	19,923	613,828
Walt Disney Co.	45,262	4,866,118

		21,396,227

METALS & MINING — 0.6%
Freeport-McMoRan, Inc. (b)	76,099	1,442,837
Newmont Mining Corp.	30,155	1,131,416
Nucor Corp.	17,956	1,141,642

		3,715,895

MULTI-UTILITIES — 1.8%
Ameren Corp.	13,712	808,871
CenterPoint Energy, Inc.	24,389	691,672
CMS Energy Corp.	15,988	756,232
Consolidated Edison, Inc.	17,519	1,488,239
Dominion Energy, Inc.	22,555	1,828,308
DTE Energy Co.	10,127	1,108,501
NiSource, Inc.	19,031	488,526
Public Service Enterprise Group, Inc.	28,608	1,473,312
SCANA Corp.	8,125	323,213
Sempra Energy	14,182	1,516,340
WEC Energy Group, Inc.	10,359	688,148

		11,171,362

MULTILINE RETAIL — 0.6%
Dollar General Corp.	7,665	712,922
Kohl’s Corp. (a)	9,521	516,324
Macy’s, Inc. (a)	17,221	433,797
Nordstrom, Inc. (a)	6,604	312,897
Target Corp.	30,776	2,008,134

		3,984,074

OIL, GAS & CONSUMABLE FUELS — 10.4%
Anadarko Petroleum Corp.	30,956	1,660,480
Andeavor	8,091	925,125
Apache Corp.	21,519	908,532
Cabot Oil & Gas Corp.	14,085	402,831
Chesapeake Energy Corp. (a) (b)	51,365	203,405
Chevron Corp.	107,504	13,458,426
Cimarex Energy Co.	3,640	444,116
Concho Resources, Inc. (b)	8,424	1,265,453
ConocoPhillips	67,607	3,710,948
Devon Energy Corp.	29,694	1,229,332
EOG Resources, Inc.	21,286	2,296,972
EQT Corp.	13,902	791,302
Exxon Mobil Corp.	239,775	20,054,781
Hess Corp.	10,540	500,334
Kinder Morgan, Inc.	108,530	1,961,137
Marathon Oil Corp.	47,999	812,623
Marathon Petroleum Corp.	27,619	1,822,302
Newfield Exploration Co. (b)	11,198	353,073
Noble Energy, Inc.	27,543	802,603
Occidental Petroleum Corp.	43,265	3,186,900
ONEOK, Inc.	21,683	1,158,956
Phillips 66	24,337	2,461,688
Pioneer Natural Resources Co.	9,605	1,660,224
Range Resources Corp. (a)	12,778	217,993
Valero Energy Corp.	24,755	2,275,232
Williams Cos., Inc.	46,770	1,426,017

		65,990,785

PERSONAL PRODUCTS — 0.1%
Coty, Inc. Class A, (a)	26,666	530,387

PHARMACEUTICALS — 4.8%
Allergan PLC	18,825	3,079,393
Bristol-Myers Squibb Co.	34,206	2,096,144
Eli Lilly & Co.	21,340	1,802,376
Johnson & Johnson	69,885	9,764,332
Merck & Co., Inc.	97,401	5,480,754
Mylan NV (b)	30,363	1,284,659
Perrigo Co. PLC	4,738	412,964
Pfizer, Inc.	182,021	6,592,801

		30,513,423

PROFESSIONAL SERVICES — 0.4%
Equifax, Inc.	2,745	323,690
IHS Markit, Ltd. (b)	20,498	925,485
Nielsen Holdings PLC	18,876	687,086
Robert Half International, Inc.	2,883	160,122
Verisk Analytics, Inc. (b)	3,180	305,280

		2,401,663

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.8%
Apartment Investment & Management Co. Class A, REIT	4,920	215,053
Boston Properties, Inc. REIT	4,941	642,478
Crown Castle International Corp. REIT	7,329	813,592
Digital Realty Trust, Inc. REIT	4,685	533,622
Duke Realty Corp. REIT	20,115	547,329
Equity Residential REIT	20,775	1,324,822
Essex Property Trust, Inc. REIT	1,786	431,087
Federal Realty Investment Trust REIT	2,194	291,385
GGP, Inc. REIT	21,520	503,353
HCP, Inc. REIT	26,541	692,189
Host Hotels & Resorts, Inc. REIT	41,870	831,120
Iron Mountain, Inc. REIT	8,395	316,743
Kimco Realty Corp. REIT	24,065	436,780

See accompanying notes to financial statements.

97

SPDR Portfolio S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Macerich Co. REIT	6,125	$402,290
Mid-America Apartment Communities, Inc. REIT	6,388	642,377
Public Storage REIT	3,743	782,287
Realty Income Corp. REIT	15,902	906,732
Regency Centers Corp. REIT	8,340	576,961
Simon Property Group, Inc. REIT	9,027	1,550,297
SL Green Realty Corp. REIT	5,530	558,143
UDR, Inc. REIT	5,155	198,571
Ventas, Inc. REIT	20,124	1,207,641
Vornado Realty Trust REIT	3,427	267,923
Welltower, Inc. REIT	20,985	1,338,213
Weyerhaeuser Co. REIT	42,702	1,505,673

		17,516,661

ROAD & RAIL — 0.7%
JB Hunt Transport Services, Inc.	2,075	238,583
Kansas City Southern	3,076	323,657
Norfolk Southern Corp.	8,895	1,288,885
Union Pacific Corp.	21,377	2,866,656

		4,717,781

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
Advanced Micro Devices, Inc. (a) (b)	30,590	314,465
Intel Corp.	113,791	5,252,593
QUALCOMM, Inc.	54,220	3,471,164
Xilinx, Inc.	5,527	372,630

		9,410,852

SOFTWARE — 0.9%
Autodesk, Inc. (b)	4,850	508,426
CA, Inc.	17,765	591,219
Citrix Systems, Inc. (b)	3,615	318,120
Oracle Corp.	84,355	3,988,304
Symantec Corp.	19,175	538,051

		5,944,120

SPECIALTY RETAIL — 1.4%
Advance Auto Parts, Inc.	4,150	413,714
AutoZone, Inc. (b)	870	618,892
Best Buy Co., Inc.	14,391	985,352
CarMax, Inc. (b)	5,207	333,925
Foot Locker, Inc.	6,977	327,082
Gap, Inc.	12,356	420,845
L Brands, Inc. (a)	13,978	841,755
Lowe’s Cos., Inc.	15,090	1,402,465
O’Reilly Automotive, Inc. (b)	2,175	523,175
Ross Stores, Inc.	7,430	596,257
Signet Jewelers, Ltd. (a)	3,348	189,329
Tiffany & Co.	3,353	348,544
TJX Cos., Inc.	19,780	1,512,379
Tractor Supply Co.	4,195	313,576
Ulta Salon Cosmetics & Fragrance, Inc. (b)	970	216,950

		9,044,240

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
Hewlett Packard Enterprise Co.	90,136	1,294,353
HP, Inc.	94,473	1,984,878
Seagate Technology PLC (a)	16,405	686,385
Western Digital Corp.	16,764	1,333,241
Xerox Corp.	12,094	352,540

		5,651,397

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Hanesbrands, Inc. (a)	11,882	248,453
NIKE, Inc. Class B,	24,508	1,532,976
PVH Corp.	4,397	603,312
Ralph Lauren Corp.	3,156	327,246
Tapestry, Inc.	9,893	437,567
Under Armour, Inc. Class A, (a) (b)	10,475	151,154
Under Armour, Inc. Class C, (a) (b)	10,375	138,195
VF Corp.	7,088	524,512

		3,963,415

TOBACCO — 1.3%
Altria Group, Inc.	47,432	3,387,119
Philip Morris International, Inc.	43,950	4,643,318

		8,030,437

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	7,095	388,026
W.W. Grainger, Inc.	2,945	695,756

		1,083,782

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	4,585	419,482

TOTAL COMMON STOCKS (Cost $581,437,986)		630,007,768

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (e) (f)	684,239	684,239
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	1,250,962	1,250,962

TOTAL SHORT-TERM INVESTMENTS (Cost $1,935,201)		1,935,201

TOTAL INVESTMENTS — 100.1% (Cost $583,373,187)		631,942,969
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(500,528)

NET ASSETS — 100.0%		$631,442,441

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

(f)	The rate shown is the annualized seven-day yield at December 31, 2017.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$13,235,839	$—	$—	$13,235,839
Air Freight & Logistics	4,852,611	—	—	4,852,611
Airlines	4,785,244	—	—	4,785,244
Auto Components	641,371	—	—	641,371
Automobiles	6,199,548	—	—	6,199,548
Banks	76,832,277	—	—	76,832,277
Beverages	12,024,870	—	—	12,024,870
Biotechnology	6,686,902	—	—	6,686,902
Building Products	2,402,707	—	—	2,402,707
Capital Markets	20,346,713	—	—	20,346,713
Chemicals	19,460,461	—	—	19,460,461
Commercial Services & Supplies	791,911	—	—	791,911
Communications Equipment	6,943,624	—	—	6,943,624
Construction & Engineering	1,197,707	—	—	1,197,707
Construction Materials	935,552	—	—	935,552
Consumer Finance	7,740,950	—	—	7,740,950
Containers & Packaging	3,547,116	—	—	3,547,116
Distributors	1,084,889	—	—	1,084,889
Diversified Consumer Services	111,828	—	—	111,828
Diversified Financial Services	22,050,092	—	—	22,050,092
Diversified Telecommunication Services	26,643,805	—	—	26,643,805
Electric Utilities	20,841,471	—	—	20,841,471
Electrical Equipment	4,330,524	—	—	4,330,524
Electronic Equipment, Instruments & Components	650,434	—	—	650,434
Energy Equipment & Services	10,396,343	—	—	10,396,343
Equity Real Estate Investment Trusts (REITS)	1,110,109	—	—	1,110,109
Food & Staples Retailing	23,523,116	—	—	23,523,116
Food Products	14,243,552	—	—	14,243,552
Health Care Equipment & Supplies	9,271,333	—	—	9,271,333
Health Care Providers & Services	15,393,953	—	—	15,393,953
Hotels, Restaurants & Leisure	5,356,981	—	—	5,356,981
Household Durables	2,732,187	—	—	2,732,187
Household Products	12,486,906	—	—	12,486,906
Independent Power Producers & Energy Traders	626,036	—	—	626,036
Industrial Conglomerates	11,276,124	—	—	11,276,124
Insurance	27,323,280	—	—	27,323,280
Internet & Catalog Retail	477,242	—	—	477,242
Internet Software & Services	370,078	—	—	370,078
IT Services	12,138,739	—	—	12,138,739
Leisure Equipment & Products	486,098	—	—	486,098
Life Sciences Tools & Services	1,713,178	—	—	1,713,178
Machinery	11,258,084	—	—	11,258,084
Media	21,396,227	—	—	21,396,227
Metals & Mining	3,715,895	—	—	3,715,895
Multi-Utilities	11,171,362	—	—	11,171,362
Multiline Retail	3,984,074	—	—	3,984,074

See accompanying notes to financial statements.

99

SPDR Portfolio S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Oil, Gas & Consumable Fuels	$65,990,785	$—	$—	$65,990,785
Personal Products	530,387	—	—	530,387
Pharmaceuticals	30,513,423	—	—	30,513,423
Professional Services	2,401,663	—	—	2,401,663
Real Estate Investment Trusts (REITs)	17,516,661	—	—	17,516,661
Road & Rail	4,717,781	—	—	4,717,781
Semiconductors & Semiconductor Equipment	9,410,852	—	—	9,410,852
Software	5,944,120	—	—	5,944,120
Specialty Retail	9,044,240	—	—	9,044,240
Technology Hardware, Storage & Peripherals	5,651,397	—	—	5,651,397
Textiles, Apparel & Luxury Goods	3,963,415	—	—	3,963,415
Tobacco	8,030,437	—	—	8,030,437
Trading Companies & Distributors	1,083,782	—	—	1,083,782
Water Utilities	419,482	—	—	419,482
Short-Term Investments	1,935,201	—	—	1,935,201

TOTAL INVESTMENTS	$631,942,969	$—	$—	$631,942,969

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Corp.	13,136	$1,178,693	$1,150,152	$405,542	$9,589	$115,259	20,983	$2,048,151	$14,390
State Street Institutional U.S. Government Money Market Fund, Class G Shares	941,838	941,838	13,084,426	13,342,025	—	—	684,239	684,239	6,617
State Street Navigator Securities Lending Government Money Market Portfolio	201,410	201,410	3,717,688	2,668,136	—	—	1,250,962	1,250,962	1,771

TOTAL		$2,321,941	$17,952,266	$16,415,703	$9,589	$115,259		$3,983,352	$22,778

See accompanying notes to financial statements.

100

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101

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (Unaudited)

	SPDR Portfolio Large Cap ETF	SPDR Portfolio Mid Cap ETF	SPDR Portfolio Small Cap ETF
ASSETS
Investments in unaffiliated issuers, at value*	$598,417,363	$444,436,060	$587,311,925
Investments in affiliated issuers, at value	2,551,457	10,803,378	24,543,988

Total Investments	600,968,820	455,239,438	611,855,913
Cash at broker	7,600	—	67,850
Cash	18,350	—	4,407
Receivable from broker — variation margin on open futures contracts	232	—	—
Receivable for investments sold	625,628	249,916	757
Receivable for fund shares sold	9,431,184	5,980	—
Dividends receivable — unaffiliated issuers	525,553	530,478	980,609
Dividends receivable — affiliated issuer	5,225	1,329	3,467
Securities lending income receivable — unaffiliated issuers	655	3,339	14,098
Securities lending income receivable — affiliated issuers	787	15,649	66,508

TOTAL ASSETS	611,584,034	456,046,129	612,993,609

LIABILITIES
Due to custodian	—	12,113	—
Payable upon return of securities loaned	1,475,733	10,593,684	23,277,305
Payable for investments purchased	9,622,592	162,335	406,962
Payable to broker — variation margin on open futures contracts	—	—	15,060
Advisory fee payable	12,658	16,752	23,068
Accrued expenses and other liabilities	—	—	—

TOTAL LIABILITIES	11,110,983	10,784,884	23,722,395

NET ASSETS	$600,473,051	$445,261,245	$589,271,214

NET ASSETS CONSIST OF:
Paid-in Capital	$550,538,742	$415,090,710	$561,023,099
Undistributed (distribution in excess of) net investment income (loss)	(1,281,773)	(560,977)	(1,180,797)
Accumulated net realized gain (loss) on investments and futures contracts	(2,027,760)	(217,141)	(12,431,223)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	53,144,593	30,948,653	41,845,807
Investments — affiliated issuers	95,874	—	—
Futures contracts	3,375	—	14,328

NET ASSETS	$600,473,051	$445,261,245	$589,271,214

NET ASSET VALUE PER SHARE
Net asset value per share	$31.27	$33.35	$30.14

Shares outstanding (unlimited amount authorized, $0.01 par value)	19,200,000	13,350,000	19,550,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$545,272,770	$413,487,407	$545,466,118
Investments in affiliated issuers	2,455,583	10,803,378	24,543,988

Total cost of investments	$547,728,353	$424,290,785	$570,010,106

* Includes investments in securities on loan, at value	$5,550,133	$28,916,615	$64,245,535

See accompanying notes to financial statements.

102

SPDR Portfolio Total Stock Market ETF	SPDR Portfolio S&P 500 Growth ETF	SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF

$918,296,603	$1,204,673,842	$316,677,051	$627,959,617
7,213,110	551,290	3,678,234	3,983,352

925,509,713	1,205,225,132	320,355,285	631,942,969
36,000	—	—	—
1,245	24	108,933	6,117
—	—	—	—
723,472	2,510,500	—	—
28,199,526	13,246,403	3,744,592	10,726,897
902,832	853,447	780,457	751,979
9,746	2,433	1,757	11,484
2,046	1,027	85	362
8,482	500	151	648

955,393,062	1,221,839,466	324,991,260	643,440,456

—	—	—	—
5,303,945	19,058	3,380,738	1,250,962
28,358,776	14,079,402	3,743,434	10,727,675
3,921	—	—	—
20,513	39,165	17,594	19,364
—	24	358	14

33,687,155	14,137,649	7,142,124	11,998,015

$921,705,907	$1,207,701,817	$317,849,136	$631,442,441

$835,383,672	$999,403,362	$303,010,233	$587,777,632
(709,744)	(998,541)	(720,605)	(1,052,878)
(9,656,748)	(52,625,912)	(739,163)	(3,852,095)

96,475,701	261,922,908	16,298,671	48,303,542
199,881	—	—	266,240
13,145	—	—	—

$921,705,907	$1,207,701,817	$317,849,136	$631,442,441

$33.15	$32.95	$37.39	$30.65

27,800,216	36,650,108	8,500,000	20,602,864

$821,820,902	$942,750,934	$300,378,380	$579,656,075
7,013,229	551,290	3,678,234	3,717,112

$828,834,131	$943,302,224	$304,056,614	$583,373,187

$17,928,795	$4,398,396	$7,469,912	$4,659,414

103

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2017 (Unaudited)

	SPDR Portfolio Large Cap ETF	SPDR Portfolio Mid Cap ETF	SPDR Portfolio Small Cap ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$2,213,301	$1,974,100	$2,934,467
Dividend income - affiliated issuers	7,930	2,612	7,139
Unaffiliated securities lending income	2,601	14,909	38,795
Affiliated securities lending income	2,484	53,181	212,039
Foreign taxes withheld	(23)	(608)	(627)

TOTAL INVESTMENT INCOME (LOSS)	2,226,293	2,044,194	3,191,813

EXPENSES
Advisory fee	64,845	83,583	115,188
Trustees’ fees and expenses	1,209	1,504	1,849
Miscellaneous expenses	423	407	44

TOTAL EXPENSES	66,477	85,494	117,081

NET INVESTMENT INCOME (LOSS)	2,159,816	1,958,700	3,074,732

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,424,654)	687,479	(8,256,965)
Investments - affiliated issuers	526	—	—
In-kind redemptions — unaffiliated issuers	2,509,956	2,391,159	4,309,964
In-kind redemptions — affiliated issuers	—	—	—
Foreign currency transactions	—	7	10
Futures contracts	47,335	—	111,816

Net realized gain (loss)	1,133,163	3,078,645	(3,835,175)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	21,185,083	16,307,824	32,615,826
Investments — affiliated issuers	33,192	—	—
Foreign currency translations	—	(2)	(3)
Futures contracts	3,375	—	14,843

Net change in unrealized appreciation/depreciation	21,221,650	16,307,822	32,630,666

NET REALIZED AND UNREALIZED GAIN (LOSS)	22,354,813	19,386,467	28,795,491

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$24,514,629	$21,345,167	$31,870,223

See accompanying notes to financial statements.

104

SPDR Portfolio Total Stock Market ETF	SPDR Portfolio S&P 500 Growth ETF	SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF

$5,414,911	$7,803,914	$4,532,017	$5,000,499
21,851	8,152	2,853	21,007
10,079	10,562	850	1,896
31,446	2,601	2,412	1,771
(147)	—	—	—

5,478,140	7,825,229	4,538,132	5,025,173

176,765	475,696	102,576	191,023
3,572	6,972	1,424	2,961
822	1,513	—	356

181,159	484,181	104,000	194,340

5,296,981	7,341,048	4,434,132	4,830,833

(8,445,768)	(7,528,774)	1,913,863	(3,923,517)
19,564	—	—	9,589
16,320,047	11,515,302	853,925	11,649,157
19,564	—	—	9,856
26	—	—	—
121,653	—	—	—

8,035,086	3,986,528	2,767,788	7,745,085

46,953,488	97,670,518	12,575,403	26,419,009
49,436	—	—	115,259
(8)	—	—	—
13,145	—	—	—

47,016,061	97,670,518	12,575,403	26,534,268

55,051,147	101,657,046	15,343,191	34,279,353

$60,348,128	$108,998,094	$19,777,323	$39,110,186

105

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended December 31, 2017 (Unaudited)

	SPDR Portfolio Large Cap ETF		SPDR Portfolio Mid Cap ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,159,816	$2,300,853	$1,958,700	$2,092,526
Net realized gain (loss)	1,133,163	72,682	3,078,645	14,874,473
Net change in unrealized appreciation/depreciation	21,221,650	16,999,016	16,307,822	9,496,866

Net increase (decrease) in net assets resulting from operations	24,514,629	19,372,551	21,345,167	26,463,865

Net equalization credits and charges	1,269,532	68,082	540,301	921

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,439,507)	(2,397,761)	(2,519,677)	(2,255,542)
Net realized gains	—	—	(2,420,927)	(871,357)

Total distributions to shareholders	(3,439,507)	(2,397,761)	(4,940,604)	(3,126,899)

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares sold	443,930,110	37,325,031	259,824,717	124,792,719
Cost of shares redeemed	(12,023,228)	—	(11,134,146)	(30,543,694)
Net income equalization	(1,269,532)	(68,082)	(540,301)	(921)

Net increase (decrease) in net assets from beneficial interest transactions	430,637,350	37,256,949	248,150,270	94,248,104

Net increase (decrease) in net assets during the period	452,982,004	54,299,821	265,095,134	117,585,991
Net assets at beginning of period	147,491,047	93,191,226	180,166,111	62,580,120

NET ASSETS AT END OF PERIOD	$600,473,051	$147,491,047	$445,261,245	$180,166,111

Undistributed (distribution in excess of) net investment income (loss)	$(1,281,773)	$(2,082)	$(560,977)	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	18,300,000	350,000	11,750,000	1,500,000
Shares redeemed	(400,000)	—	(350,000)	(350,000)

Net increase (decrease)	17,900,000	350,000	11,400,000	1,150,000

See accompanying notes to financial statements.

106

SPDR Portfolio Small Cap ETF		SPDR Portfolio Total Stock Market ETF		SPDR Portfolio S&P 500 Growth ETF
Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17

$3,074,732	$2,309,451	$5,296,981	$7,152,973	$7,341,048	$11,092,789
(3,835,175)	9,766,145	8,035,086	31,157,916	3,986,528	56,752,416
32,630,666	17,993,866	47,016,061	27,562,736	97,670,518	60,772,360

31,870,223	30,069,462	60,348,128	65,873,625	108,998,094	128,617,565

520,483	168,918	794,548	(99,009)	653,886	(97,203)

(4,252,298)	(2,532,741)	(6,140,158)	(7,165,276)	(8,339,589)	(11,457,159)
—	—	—	—	—	—

(4,252,298)	(2,532,741)	(6,140,158)	(7,165,276)	(8,339,589)	(11,457,159)

363,290,043	136,804,046	508,748,467	106,071,018	340,712,349	165,568,283
(25,899,874)	(28,069,935)	(56,103,918)	(91,565,764)	(73,184,392)	(154,336,494)
(520,483)	(168,918)	(794,548)	99,009	(653,886)	97,203

336,869,686	108,565,193	451,850,001	14,604,263	266,874,071	11,328,992

365,008,094	136,270,832	506,852,519	73,213,603	368,186,462	128,392,195
224,263,120	87,992,288	414,853,388	341,639,785	839,515,355	711,123,160

$589,271,214	$224,263,120	$921,705,907	$414,853,388	$1,207,701,817	$839,515,355

$(1,180,797)	$(3,231)	$(709,744)	$133,433	$(998,541)	$—

17,750,000	1,750,000	27,300,180	650,000	31,800,081	1,500,000
(900,000)	(350,000)	(1,800,000)	(550,000)	(2,250,000)	(1,450,000)

16,850,000	1,400,000	25,500,180	100,000	29,550,081	50,000

107

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the Six Months Ended December 31, 2017 (Unaudited)

	SPDR Portfolio S&P 500 High Dividend ETF		SPDR Portfolio S&P 500 Value ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,434,132	$3,743,297	$4,830,833	$7,425,478
Net realized gain (loss)	2,767,788	1,364,830	7,745,085	25,489,843
Net change in unrealized appreciation/depreciation	12,575,403	1,751,428	26,534,268	10,075,212

Net increase (decrease) in net assets resulting from operations	19,777,323	6,859,555	39,110,186	42,990,533

Net equalization credits and charges	598,915	473,616	1,054,272	(81,327)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,154,737)	(4,214,295)	(5,883,711)	(7,399,483)
Net realized gains	(2,537,430)	(357,797)	(3,438,397)	—

Total distributions to shareholders	(7,692,167)	(4,572,092)	(9,322,108)	(7,399,483)

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares sold	145,478,351	136,832,733	309,179,736	127,233,610
Cost of shares redeemed	(7,237,181)	(3,463,091)	(48,173,603)	(68,484,476)
Net income equalization	(598,915)	(473,616)	(1,054,272)	81,327

Net increase (decrease) in net assets from beneficial interest transactions	137,642,255	132,896,026	259,951,861	58,830,461

Net increase (decrease) in net assets during the period	150,326,326	135,657,105	290,794,211	94,340,184
Net assets at beginning of period	167,522,810	31,865,705	340,648,230	246,308,046

NET ASSETS AT END OF PERIOD	$317,849,136	$167,522,810	$631,442,441	$340,648,230

Undistributed (distribution in excess of) net investment income (loss)	$(720,605)	$—	$(1,052,878)	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	3,950,000	3,900,000	19,202,148	1,150,000
Shares redeemed	(200,000)	(100,000)	(1,600,000)	(600,000)

Net increase (decrease)	3,750,000	3,800,000	17,602,148	550,000

See accompanying notes to financial statements.

108

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Portfolio Large Cap ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)		Year Ended 6/30/13(a)
Net asset value, beginning of period	$28.36		$24.53	$24.35	$23.12	$18.82		$15.94

Income (loss) from investment operations:
Net investment income (loss) (b)	0.24		0.52	0.50	0.46	0.41		0.37
Net realized and unrealized gain (loss) (c)	2.80		3.83	0.17	1.20	4.30		2.88

Total from investment operations	3.04		4.35	0.67	1.66	4.71		3.25

Net equalization credits and charges (b)	0.17		0.01	0.01	0.02	(0.00	)(d)	(0.00	)(d)

Distributions to shareholders from:
Net investment income	(0.30)		(0.53)	(0.50)	(0.45)	(0.41)		(0.37)

Net asset value, end of period	$31.27		$28.36	$24.53	$24.35	$23.12		$18.82

Total return (e)	11.35%		17.94%	2.90%	7.31%	25.14%		20.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$600,473		$147,491	$93,191	$73,036	$46,230		$37,646
Ratios to average net assets:
Total expenses	0.06	%(f)	0.10%	0.10%	0.11%	0.11%		0.20%
Net investment income (loss)	1.91	%(f)	1.94%	2.08%	1.89%	1.92%		2.11%
Portfolio turnover rate (g)	6	%(h)	4%	5%	3%	8%		6%

(a)	On October 16, 2017, the SPDR Portfolio Large Cap ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

109

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Portfolio Mid Cap ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)	Year Ended 6/30/13(a)
Net asset value, beginning of period	$30.80		$26.08	$29.00	$28.92	$25.34	$20.55

Income (loss) from investment operations:
Net investment income (loss) (b)	0.28		0.42	0.41	0.39	0.38	0.39
Net realized and unrealized gain (loss) (c)	2.64		4.93	(1.94)	1.28	6.20	4.96

Total from investment operations	2.92		5.35	(1.53)	1.67	6.58	5.35

Net equalization credits and charges (b)	0.08		—	(0.01)	0.01	(0.02)	0.00 (d)

Distributions to shareholders from:
Net investment income	(0.26)		(0.46)	(0.43)	(0.39)	(0.38)	(0.40)
Net realized gains	(0.19)		(0.17)	(0.95)	(1.21)	(2.60)	(0.16)

Total distributions	(0.45)		(0.63)	(1.38)	(1.60)	(2.98)	(0.56)

Net asset value, end of period	$33.35		$30.80	$26.08	$29.00	$28.92	$25.34

Total return (e)	9.80%		20.65%	(5.20)%	6.03%	26.70%	26.19%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$445,261		$180,166	$62,580	$100,062	$78,077	$95,008
Ratios to average net assets:
Total expenses	0.06	%(f)	0.10%	0.10%	0.10%	0.11%	0.25%
Net investment income (loss)	1.71	%(f)	1.44%	1.57%	1.36%	1.37%	1.71%
Portfolio turnover rate (g)	4	%(h)	37%	16%	17%	75%	29%

(a)	On October 16, 2017, the SPDR Portfolio Mid Cap ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

110

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Portfolio Small Cap ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	For the Period 7/8/13* - 6/30/14(a)
Net asset value, beginning of period	$27.69		$22.56	$24.66	$23.64	$20.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.28		0.38	0.37	0.34	0.32
Net realized and unrealized gain (loss) (c)	2.40		5.12	(2.00)	1.12	3.59

Total from investment operations	2.68		5.50	(1.63)	1.46	3.91

Net equalization credits and charges (b)	0.05		0.03	0.03	0.04	0.02

Distributions to shareholders from:
Net investment income	(0.28)		(0.40)	(0.38)	(0.38)	(0.28)
Net realized gains	—		—	(0.12)	(0.10)	(0.01)

Total distributions	(0.28)		(0.40)	(0.50)	(0.48)	(0.29)

Net asset value, end of period	$30.14		$27.69	$22.56	$24.66	$23.64

Total return (d)	9.30%		24.59%	(6.45)%	6.43%	19.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$589,271		$224,263	$87,992	$73,986	$53,198
Ratios to average net assets:
Total expenses	0.07	%(e)	0.10%	0.12%	0.12%	0.12	%(e)
Net investment income (loss)	1.90	%(e)	1.47%	1.68%	1.44%	1.42	%(e)
Portfolio turnover rate (f)	30	%(g)	20%	18%	17%	19	%(g)

*	Commencement of operations.
(a)	On October 16, 2017, the SPDR Portfolio Small Cap ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

111

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Portfolio Total Stock Market ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)		Year Ended 6/30/13(a)
Net asset value, beginning of period	$30.06		$25.88	$25.83	$24.62	$20.05		$16.91

Income (loss) from investment operations:
Net investment income (loss) (b)	0.34		0.54	0.51	0.45	0.42		0.38
Net realized and unrealized gain (loss) (c)	2.99		4.19	0.07	1.43	4.57		3.13

Total from investment operations	3.33		4.73	0.58	1.88	4.99		3.51

Net equalization credits and charges (b)	0.05		(0.01)	(0.01)	(0.13)	(0.00	)(d)	(0.00	)(d)

Distributions to shareholders from:
Net investment income	(0.29)		(0.54)	(0.52)	(0.54)	(0.42)		(0.37)

Net asset value, end of period	$33.15		$30.06	$25.88	$25.83	$24.62		$20.05

Total return (e)	11.30%		18.37%	2.34%	7.17%	25.02%		20.91%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$921,706		$414,853	$341,640	$247,978	$612,924		$499,249
Ratios to average net assets:
Total expenses	0.07	%(f)	0.10%	0.10%	0.11%	0.10%		0.20%
Net investment income (loss)	1.91	%(f)	1.90%	2.04%	1.79%	1.87%		2.03%
Portfolio turnover rate (g)	7	%(h)	3%	4%	3%	19%		1%

(a)	On October 16, 2017, the SPDR Portfolio Total Stock Market ETF underwent a 6-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

112

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Growth ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17(a)		Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)	Year Ended 6/30/13(a)
Net asset value, beginning of period	$29.56		$25.22		$24.62	$22.74	$18.21	$15.91

Income (loss) from investment operations:
Net investment income (loss) (b)	0.24		0.42		0.39	0.36	0.32	0.31
Net realized and unrealized gain (loss) (c)	3.38		4.36		0.60	1.87	4.52	2.30

Total from investment operations	3.62		4.78		0.99	2.23	4.84	2.61

Net equalization credits and charges (b)	0.02		(0.00	)(d)	0.01	0.01	0.01	(0.00	)(d)

Distributions to shareholders from:
Net investment income	(0.25)		(0.44)		(0.40)	(0.36)	(0.32)	(0.31)

Net asset value, end of period	$32.95		$29.56		$25.22	$24.62	$22.74	$18.21

Total return (e)	12.36%		19.07	%(f)	4.12%	9.90%	26.78%	16.49%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,207,702		$839,515		$711,123	$556,464	$427,451	$247,627
Ratios to average net assets:
Total expenses	0.10	%(g)	0.15%		0.15%	0.18%	0.20%	0.20%
Net investment income (loss)	1.53	%(g)	1.52%		1.59%	1.51%	1.54%	1.83%
Portfolio turnover rate (h)	18	%(i)	20%		23%	22%	23%	26%

(a)	On October 16, 2017, the SPDR Portfolio S&P 500 Growth ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to less than $0.005 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of less than 0.005% for the period ended June 30, 2017.
(g)	Annualized.
(h)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.

See accompanying notes to financial statements.

113

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 High Dividend ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	For the Period 10/22/15* - 6/30/16
Net asset value, beginning of period	$35.27		$33.54	$30.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.75		1.40	0.98
Net realized and unrealized gain (loss) (b)	2.34		1.72	3.26

Total from investment operations	3.09		3.12	4.24

Net equalization credits and charges (a)	0.10		0.18	0.23

Distributions to shareholders from:
Net investment income	(0.76)		(1.41)	(0.93)
Net realized gains	(0.31)		(0.16)	—

Total distributions	(1.07)		(1.57)	(0.93)

Net asset value, end of period	$37.39		$35.27	$33.54

Total return (c)	9.13%		9.94%	15.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$317,849		$167,523	$31,866
Ratios to average net assets:
Total expenses	0.08	%(d)	0.12%	0.12	%(d)
Net investment income (loss)	4.11	%(d)	4.00%	4.50	%(d)
Portfolio turnover rate (e)	18	%(f)	40%	23	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

114

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Value ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)	Year Ended 6/30/13(a)
Net asset value, beginning of period	$28.38		$25.13	$24.98	$24.49	$20.57	$16.91

Income (loss) from investment operations:
Net investment income (loss) (b)	0.33		0.65	0.63	0.58	0.51	0.46
Net realized and unrealized gain (loss) (c)	2.44		3.27	0.14	0.48	3.92	3.67

Total from investment operations	2.77		3.92	0.77	1.06	4.43	4.13

Net equalization credits and charges (b)	0.04		(0.01)	0.01	0.01	(0.01)	0.01

Distributions to shareholders from:
Net investment income	(0.37)		(0.66)	(0.63)	(0.58)	(0.50)	(0.48)
Net realized gains	(0.17)		—	—	—	—	—

Total distributions	(0.54)		(0.66)	(0.63)	(0.58)	(0.50)	(0.48)

Net asset value, end of period	$30.65		$28.38	$25.13	$24.98	$24.49	$20.57

Total return (d)	9.92%		15.70%	3.29%	4.40%	21.67%	24.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$631,442		$340,648	$246,308	$229,890	$205,773	$156,368
Ratios to average net assets:
Total expenses	0.10	%(e)	0.15%	0.15%	0.18%	0.20%	0.20%
Net investment income (loss)	2.43	%(e)	2.40%	2.61%	2.31%	2.26%	2.45%
Portfolio turnover rate (f)	28	%(g)	21%	24%	24%	23%	30%

(a)	On October 16, 2017, the SPDR Portfolio S&P 500 Value ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

115

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (Unaudited)

1.	Organization

SPDR Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on June 12, 1998.

As of December 31, 2017, the Trust consists of seventy-eight (78) series, each of which represents a separate series of beneficial interest in the Trust (each a “Fund,” and collectively, the “Funds”). The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following Funds:

SPDR Portfolio Large Cap ETF

SPDR Portfolio Mid Cap ETF

SPDR Portfolio Small Cap ETF

SPDR Portfolio Total Stock Market ETF

SPDR Portfolio S&P 500 Growth ETF

SPDR Portfolio S&P 500 High Dividend ETF

SPDR Portfolio S&P 500 Value ETF

Each Fund is classified as a non-diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (NAV) per share or unit.

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SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ underlying benchmarks. Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2017, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no material transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

117

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Equalization

The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

The following Funds utilized equalization during the period ended December 31, 2017:

SPDR Portfolio Large Cap ETF

SPDR Portfolio Mid Cap ETF

SPDR Portfolio Small Cap ETF

SPDR Portfolio Total Stock Market ETF

SPDR Portfolio S&P 500 Growth ETF

SPDR Portfolio S&P 500 High Dividend ETF

SPDR Portfolio S&P 500 Value ETF

Distributions

Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts

Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

118

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended December 31, 2017, the SPDR Portfolio Large Cap ETF, the SPDR Portfolio Small Cap ETF and the SPDR Portfolio Total Stock Market ETF entered into futures contracts to seek cash equitization, return enhancement and to facilitate daily liquidity.

The following tables summarize the value of the Funds’ derivative instruments as of December 31, 2017, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Large Cap ETF
Futures Contracts (a)	$—	$—	$—	$3,375	$—	$3,375
SPDR Portfolio Small Cap ETF
Futures Contracts (a)	—	—	—	14,328	—	14,328
SPDR Portfolio Total Stock Market ETF
Futures Contracts (a)	—	—	—	13,145	—	13,145

(a)	Unrealized appreciation (depreciation) on open futures contracts. The Statements of Assets and Liabilities only reflects the current day’s net variation margin.

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Large Cap ETF
Futures Contracts	$—	$—	$—	$47,355	$—	$47,355
SPDR Portfolio Small Cap ETF
Futures Contracts	—	—	—	111,816	—	111,816
SPDR Portfolio Total Stock Market ETF
Futures Contracts	—	—	—	121,653	—	121,653

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Large Cap ETF
Futures Contracts	$—	$—	$—	$3,375	$—	$3,375
SPDR Portfolio Small Cap ETF
Futures Contracts	—	—	—	14,843	—	14,843
SPDR Portfolio Total Stock Market ETF
Futures Contracts	—	—	—	13,145	—	13,145

119

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate*
SPDR Portfolio Large Cap ETF	0.03%
SPDR Portfolio Mid Cap ETF	0.05
SPDR Portfolio Small Cap ETF	0.05
SPDR Portfolio Total Stock Market ETF	0.03
SPDR Portfolio S&P 500 Growth ETF	0.04
SPDR Portfolio S&P 500 High Dividend ETF	0.07
SPDR Portfolio S&P 500 Value ETF	0.04

*	These annual rates were effective October 16, 2017. Prior to October 16, 2017, the annual rates were 0.10%, 0.10%, 0.10,% 0.10%, 0.15%, 0.12%, 0.15%, respectively.

For SPDR Portfolio Large Cap ETF, SPDR Portfolio Small Cap ETF AND Portfolio Total Stock Market ETF, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2018. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2018 except with the approval of the Funds’ Board.

The Adviser pays all expenses of each Fund other than management fee, taxes, interest, the fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation fees, acquired fund fees and expenses and other extraordinary expenses.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Distributor

State Street Global Advisors Funds Distributors, LLC ( “SSGAFD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.

Other Transactions with Affiliates — Securities Lending

State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or

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SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

outstanding shares. Amounts relating to these transactions during the period ended December 31, 2017, are disclosed in the Schedules of Investments.

Due to Custodian

In certain circumstances, the Funds may have cash overdrafts with the custodian. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds. As of December 31, 2017, the SPDR Portfolio Mid Cap ETF has a cash overdraft related to investment operations of the Fund.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended December 31, 2017, were as follows:

	Purchases	Sales
SPDR Portfolio Large Cap ETF	$15,021,399	$13,536,253
SPDR Portfolio Mid Cap ETF	9,607,301	12,652,796
SPDR Portfolio Small Cap ETF	99,158,618	97,468,571
SPDR Portfolio Total Stock Market ETF	41,398,608	38,375,037
SPDR Portfolio S&P 500 Growth ETF	170,257,145	169,119,535
SPDR Portfolio S&P 500 High Dividend ETF	40,347,367	44,366,365
SPDR Portfolio S&P 500 Value ETF	112,241,360	115,782,233

For the period ended December 31, 2017, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio Large Cap ETF	441,569,964	12,602,106	2,509,956
SPDR Portfolio Mid Cap ETF	259,682,072	11,131,760	2,391,159
SPDR Portfolio Small Cap ETF	360,959,778	26,834,575	8,619,927
SPDR Portfolio Total Stock Market ETF	505,914,741	56,520,649	16,339,611
SPDR Portfolio S&P 500 Growth ETF	334,242,499	66,976,325	11,515,302
SPDR Portfolio S&P 500 High Dividend ETF	143,645,681	5,425,854	853,925
SPDR Portfolio S&P 500 Value ETF	305,903,099	45,941,368	11,659,013

7.	Shareholder Transactions

Each Fund issues and redeems its shares, at net asset value, by each fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.

121

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

8.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2017, SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Large Cap ETF	$547,728,353	$55,118,772	$1,874,930	$53,243,842
SPDR Portfolio Mid Cap ETF	424,290,785	39,649,508	8,700,855	30,948,653
SPDR Portfolio Small Cap ETF	570,010,106	54,666,300	12,806,165	41,860,135
SPDR Portfolio Total Stock Market ETF	828,834,131	107,722,448	11,033,721	96,688,727
SPDR Portfolio S&P 500 Growth ETF	943,302,224	264,573,133	2,650,225	261,922,908
SPDR Portfolio S&P 500 High Dividend ETF	304,056,614	22,490,909	6,192,238	16,298,671
SPDR Portfolio S&P 500 Value ETF	583,373,187	56,344,572	7,774,790	48,569,782

9.	Securities Lending

Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities’ values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of December 31, 2017, and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non cash collateral and investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

122

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2017:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
SPDR Portfolio Large Cap ETF	$5,550,133	$1,475,733	$4,245,770	$5,721,503
SPDR Portfolio Mid Cap ETF	28,916,615	10,593,684	19,253,262	29,846,946
SPDR Portfolio Small Cap ETF	64,245,535	23,277,305	43,605,622	66,882,927
SPDR Portfolio Total Stock Market ETF	17,928,795	5,303,945	13,249,441	18,553,386
SPDR Portfolio S&P 500 Growth ETF	4,398,396	19,058	4,509,494	4,528,552
SPDR Portfolio S&P 500 High Dividend ETF	7,469,912	3,380,738	4,287,531	7,668,269
SPDR Portfolio S&P 500 Value ETF	4,659,414	1,250,962	3,574,016	4,824,978

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2017:

		Remaining Contractual Maturity of the Agreements As of December 31, 2017
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Large Cap ETF	Common Stocks	$1,475,733	$—	$—	$—	$—	$1,475,733
SPDR Portfolio Mid Cap ETF	Common Stocks	10,593,684	—	—	—	—	10,593,684
SPDR Portfolio Small Cap ETF	Common Stocks	23,277,305	—	—	—	—	23,277,305
SPDR Portfolio Total Stock Market ETF	Common Stocks	5,303,945	—	—	—	—	5,303,945
SPDR Portfolio S&P 500 Growth ETF	Common Stocks	19,058	—	—	—	—	19,058
SPDR Portfolio S&P 500 High Dividend ETF	Common Stocks	3,380,738	—	—	—	—	3,380,738
SPDR Portfolio S&P 500 Value ETF	Common Stocks	1,250,962	—	—	—	—	1,250,962

10.	Risks

Concentration of Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

123

SPDR SERIES TRUST

OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Portfolio Large Cap ETF	0.06%	$1,113.50	$0.32	$1,024.90	$0.31
SPDR Portfolio Mid Cap ETF	0.06	1,098.00	0.32	1,024.90	0.31
SPDR Portfolio Small Cap ETF	0.07	1,093.00	0.37	1,024.85	0.36
SPDR Portfolio Total Stock Market ETF	0.07	1,113.00	0.37	1,024.85	0.36
SPDR Portfolio S&P 500 Growth ETF	0.10	1,123.60	0.54	1,024.70	0.51
SPDR Portfolio S&P 500 High Dividend ETF	0.08	1,091.30	0.42	1,024.80	0.41
SPDR Portfolio S&P 500 Value ETF	0.10	1,099.20	0.53	1,024.70	0.51

(a)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the year multiplied by 184, then divided by 365.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov.

124

SPDR SERIES TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Information regarding how the investment adviser voted for the prior 12-months period ended December 31, 2017 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

125

SPDR Series Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce S. Rosenberg, Treasurer

Ann Carpenter, Vice President; Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse D. Hallee, Secretary

Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20006

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

SPDR® Series Trust — Equity Funds

For more complete information, please call 866.787.2257 or

visit www.spdrs.com today.

State Street Global Advisors

State Street Financial Center

One Lincoln Street

Boston, MA 02111

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.

The Russell 1000® Index, Russell 2000® Index, Russell 3000® Index, and Russell Small Cap Completeness® Index are trademarks of Russell Investment Group and have been licensed for use by State Street Bank and Trust Company through its State Street Global Advisors Division. The Products are not sponsored, endorsed, sold or promoted by Russell Investment Group and Russell Investment Group makes no representation regarding the advisability of investing in the Product.

Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500, SPDR S&P MidCap 400 and SPDR Dow Jones Industrial Average, each an unit investment trust. ALPS Portfolio Solutions Distributor, Inc. is distributor for The Select Sector SPDR Trust. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Advisors Funds Distributors, LLC.

Distributor: State Street Global Advisors Funds Distributors, LLC is the distributor for all registered products on behalf of the adviser. SSGA Funds Management has retained GSO Capital Partners, Nuveen Asset Management, Massachusetts Financial Services Company & DoubleLine Capital LP as sub-advisers for certain series of the Trust.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

© 2018 State Street Corporation - All Rights Reserved

SPDRPORTEQSAR

Semi-Annual Report

December 31, 2017

SPDR® Series Trust – Equity Funds

SPDR Russell 1000® Yield Focus ETF

SPDR Russell 1000 Momentum Focus ETF

SPDR Russell 1000 Low Volatility Focus ETF

SPDR S&P 500® Buyback ETF

SPDR S&P 1500 Value Tilt ETF

SPDR S&P 1500 Momentum Tilt ETF

SPDR SSGA US Large Cap Low Volatility Index ETF

(formerly, SPDR Russell 1000 Low Volatility ETF)

SPDR SSGA US Small Cap Low Volatility Index ETF

(formerly, SPDR Russell 2000 Low Volatility ETF)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

The information in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR RUSSELL 1000 YIELD FOCUS ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings

as of December 31, 2017

Description	% of Net Assets
HP, Inc.	2.8%
Target Corp.	1.9
LyondellBasell Industries NV	1.8
Valero Energy Corp.	1.5
Corning, Inc.	1.4
Equity Residential REIT	1.4
Host Hotels & Resorts, Inc. REIT	1.2
L Brands, Inc.	1.2
Genuine Parts Co.	1.0
NetApp, Inc.	1.0

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown

as of December 31, 2017

% of Net Assets
Consumer Discretionary	23.1%
Real Estate	13.2
Financials	11.7
Industrials	10.7
Materials	10.1
Information Technology	9.5
Utilities	9.1
Energy	5.5
Consumer Staples	4.9
Health Care	1.0
Telecommunication Services	0.9
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

1

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings

as of December 31, 2017

Description	% of Net Assets
Lear Corp.	0.7%
Best Buy Co., Inc.	0.7
Baxter International, Inc.	0.7
Aptiv PLC	0.7
Micron Technology, Inc.	0.7
Corning, Inc.	0.7
ManpowerGroup, Inc.	0.7
XPO Logistics, Inc.	0.6
Michael Kors Holdings, Ltd.	0.5
Spirit AeroSystems Holdings, Inc.	0.5

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown

as of December 31, 2017

% of Net Assets
Consumer Discretionary	20.6%
Industrials	17.2
Information Technology	16.3
Financials	11.3
Health Care	9.1
Materials	7.0
Utilities	6.4
Real Estate	5.2
Consumer Staples	4.8
Energy	1.6
Telecommunication Services	0.2
Short-Term Investments	0.5
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

2

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings

as of December 31, 2017

Description	% of Net Assets
Equity Residential REIT	1.1%
Sysco Corp.	1.0
Baxter International, Inc.	1.0
Target Corp.	0.9
Genuine Parts Co.	0.9
AutoZone, Inc.	0.8
Express Scripts Holding Co.	0.8
Amdocs, Ltd.	0.8
Corning, Inc.	0.7
Synopsys, Inc.	0.7

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown

as of December 31, 2017

% of Net Assets
Consumer Discretionary	19.1%
Industrials	18.0
Financials	14.5
Information Technology	10.7
Health Care	8.9
Utilities	8.4
Consumer Staples	7.5
Real Estate	7.1
Materials	5.3
Telecommunication Services	0.3
Energy	0.0 *
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	Amount shown represents less than 0.05%.

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

3

SPDR S&P 500 BUYBACK ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings

as of December 31, 2017

Description	% of Net Assets
DaVita, Inc.	1.2%
Michael Kors Holdings, Ltd.	1.2
Express Scripts Holding Co.	1.2
W.W. Grainger, Inc.	1.2
Kroger Co.	1.2
Kohl’s Corp.	1.2
NetApp, Inc.	1.2
Synchrony Financial	1.1
Best Buy Co., Inc.	1.2
PulteGroup, Inc.	1.1

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown

as of December 31, 2017

% of Net Assets
Financials	29.6%
Consumer Discretionary	24.3
Information Technology	18.3
Health Care	12.0
Industrials	8.0
Consumer Staples	3.3
Energy	2.2
Materials	2.0
Short-Term Investment	0.3
Other Assets in Excess of Liabilities	0.0 *
TOTAL	100.0%

*	Amount shown represents less than 0.05%.

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

4

SPDR S&P 1500 VALUE TILT ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings

as of December 31, 2017

Description	% of Net Assets
Apple, Inc.	2.3%
Wal-Mart Stores, Inc.	2.2
Berkshire Hathaway, Inc.	2.1
JPMorgan Chase & Co.	1.9
Exxon Mobil Corp.	1.9
Citigroup, Inc.	1.6
Bank of America Corp.	1.4
Wells Fargo & Co.	1.4
AT&T, Inc.	1.3
Chevron Corp.	1.3

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown

as of December 31, 2017

% of Net Assets
Financials	21.2%
Information Technology	15.5
Consumer Discretionary	11.6
Health Care	11.2
Industrials	10.5
Consumer Staples	8.6
Energy	8.5
Utilities	4.0
Materials	3.7
Telecommunication Services	2.7
Real Estate	2.2
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

5

SPDR S&P 1500 MOMENTUM TILT ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings

as of December 31, 2017

Description	% of Net Assets
Apple, Inc.	5.3%
Microsoft Corp.	2.7
JPMorgan Chase & Co.	2.4
Bank of America Corp.	2.1
Facebook, Inc.	2.1
Berkshire Hathaway, Inc.	1.7
Amazon.com, Inc.	1.6
Citigroup, Inc.	1.4
UnitedHealth Group, Inc.	1.4
Home Depot, Inc.	1.3

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown

as of December 31, 2017

% of Net Assets
Information Technology	27.2%
Financials	20.1
Health Care	14.3
Industrials	13.2
Consumer Discretionary	11.5
Materials	3.6
Consumer Staples	3.1
Energy	2.4
Real Estate	1.9
Utilities	1.6
Telecommunication Services	0.8
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

6

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings

as of December 31, 2017

Description	% of Net Assets
Berkshire Hathaway, Inc.	1.4%
Honeywell International, Inc.	1.4
Marsh & McLennan Cos., Inc.	1.3
Chubb, Ltd.	1.2
McDonald’s Corp.	1.2
PepsiCo, Inc.	1.2
Loews Corp.	1.1
US Bancorp	1.1
Allstate Corp.	1.1
Praxair, Inc.	1.1

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown

as of December 31, 2017

% of Net Assets
Financials	27.2%
Industrials	17.7
Information Technology	13.3
Consumer Staples	9.2
Materials	8.0
Consumer Discretionary	6.3
Utilities	5.8
Health Care	5.4
Real Estate	5.1
Energy	1.2
Telecommunication Services	0.6
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

*	Amount shown represents less than 0.05%.

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

7

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings

as of December 31, 2017

Description	% of Net Assets
Capitol Federal Financial, Inc.	1.1%
Capstead Mortgage Corp. REIT	0.8
Brookline Bancorp, Inc.	0.7
Oritani Financial Corp.	0.7
Meridian Bancorp, Inc.	0.7
Apollo Commercial Real Estate Finance, Inc. REIT	0.7
MFA Financial, Inc. REIT	0.7
Spire, Inc.	0.7
Churchill Downs, Inc.	0.7
ProAssurance Corp.	0.7

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown

as of December 31, 2017

% of Net Assets
Financials	29.4%
Industrials	14.2
Real Estate	14.0
Consumer Discretionary	11.5
Health Care	8.3
Information Technology	8.1
Utilities	3.9
Materials	3.8
Consumer Staples	2.9
Energy	2.1
Telecommunication Services	1.2
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

8

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.5%
Huntington Ingalls Industries, Inc.	2,325	$548,002
L3 Technologies, Inc.	5,761	1,139,814
Orbital ATK, Inc.	3,677	483,526

		2,171,342

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc. (a)	21,796	1,941,806
Expeditors International of Washington, Inc.	14,200	918,598

		2,860,404

AIRLINES — 0.2%
Copa Holdings SA Class A,	7,119	954,373

AUTO COMPONENTS — 0.6%
BorgWarner, Inc.	16,206	827,964
Gentex Corp.	67,785	1,420,096

		2,248,060

AUTOMOBILES — 1.3%
Ford Motor Co.	218,164	2,724,868
Harley-Davidson, Inc. (a)	35,642	1,813,465
Thor Industries, Inc.	5,193	782,689

		5,321,022

BANKS — 0.8%
Associated Banc-Corp.	9,663	245,440
Bank of Hawaii Corp.	2,302	197,282
BankUnited, Inc.	8,579	349,337
FNB Corp.	19,654	271,618
PacWest BanCorp.	18,787	946,865
People’s United Financial, Inc.	22,296	416,935
Popular, Inc.	6,192	219,754
Prosperity Bancshares, Inc.	3,700	259,259
TCF Financial Corp.	13,968	286,344

		3,192,834

BEVERAGES — 0.3%
Dr. Pepper Snapple Group, Inc.	13,146	1,275,951

BUILDING PRODUCTS — 0.2%
Owens Corning	8,257	759,149

CAPITAL MARKETS — 3.5%
BGC Partners, Inc. Class A,	45,830	692,491
Eaton Vance Corp.	29,152	1,643,881
FactSet Research Systems, Inc. (a)	2,085	401,905
Federated Investors, Inc. Class B, (a)	28,895	1,042,532
Franklin Resources, Inc.	25,737	1,115,184
Invesco, Ltd.	35,761	1,306,707
Lazard, Ltd. Class A,	38,116	2,001,090
Legg Mason, Inc.	18,935	794,891
LPL Financial Holdings, Inc.	27,191	1,553,694
Morningstar, Inc.	1,355	131,394
T Rowe Price Group, Inc.	31,889	3,346,113

		14,029,882

CHEMICALS — 5.3%
Ashland Global Holdings, Inc.	11,267	802,210
Cabot Corp.	17,264	1,063,290
Celanese Corp. Series A,	10,090	1,080,437
Eastman Chemical Co.	20,454	1,894,859
Huntsman Corp.	56,361	1,876,258
International Flavors & Fragrances, Inc.	5,051	770,833
LyondellBasell Industries NV Class A,	64,966	7,167,049
Mosaic Co.	109,442	2,808,282
NewMarket Corp.	504	200,285
Olin Corp.	53,199	1,892,820
RPM International, Inc.	21,551	1,129,703
Scotts Miracle-Gro Co.	4,774	510,770

		21,196,796

COMMERCIAL SERVICES & SUPPLIES — 0.4%
KAR Auction Services, Inc.	19,175	968,529
Pitney Bowes, Inc.	55,216	617,315

		1,585,844

COMMUNICATIONS EQUIPMENT — 1.0%
Harris Corp.	14,973	2,120,925
Motorola Solutions, Inc.	21,243	1,919,093

		4,040,018

CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp.	12,510	646,142

CONSUMER FINANCE — 0.6%
Discover Financial Services	21,753	1,673,241
Navient Corp.	57,468	765,474

		2,438,715

CONTAINERS & PACKAGING — 3.2%
AptarGroup, Inc.	2,998	258,667
Avery Dennison Corp.	15,233	1,749,662
Bemis Co., Inc.	22,834	1,091,237
Graphic Packaging Holding Co.	60,049	927,757
International Paper Co.	37,151	2,152,529
Packaging Corp. of America	11,809	1,423,575
Sealed Air Corp.	10,265	506,065
Sonoco Products Co.	31,603	1,679,383
WestRock Co.	44,533	2,814,931

		12,603,806

DISTRIBUTORS — 1.0%
Genuine Parts Co.	43,507	4,133,600

DIVERSIFIED CONSUMER SERVICES — 0.4%
H&R Block, Inc.	64,025	1,678,735

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
CenturyLink, Inc.	168,552	2,811,447

ELECTRIC UTILITIES — 4.6%
Alliant Energy Corp.	21,838	930,517
Avangrid, Inc. (a)	7,604	384,610
Edison International	15,169	959,288
Entergy Corp.	23,560	1,917,548
Eversource Energy	18,896	1,193,849
Exelon Corp.	56,594	2,230,370
FirstEnergy Corp.	57,828	1,770,693
Great Plains Energy, Inc.	35,452	1,142,973
Hawaiian Electric Industries, Inc.	33,345	1,205,422
OGE Energy Corp.	38,271	1,259,499
PG&E Corp.	16,362	733,508
Pinnacle West Capital Corp.	12,348	1,051,803
PPL Corp.	39,550	1,224,073
Westar Energy, Inc.	18,164	959,059

See accompanying notes to financial statements.

9

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Xcel Energy, Inc.	28,093	$1,351,554

		18,314,766

ELECTRICAL EQUIPMENT — 0.9%
Eaton Corp. PLC	23,913	1,889,366
Hubbell, Inc.	10,499	1,420,935
Regal Beloit Corp.	2,400	183,840

		3,494,141

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
Avnet, Inc.	5,967	236,412
Corning, Inc.	171,722	5,493,387
FLIR Systems, Inc.	7,645	356,410
National Instruments Corp.	11,592	482,575

		6,568,784

ENERGY EQUIPMENT & SERVICES — 0.7%
Helmerich & Payne, Inc. (a)	34,253	2,214,114
Nabors Industries, Ltd.	16,666	113,829
Oceaneering International, Inc.	28,783	608,472

		2,936,415

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.8%
Colony NorthStar, Inc. Class A, REIT	46,812	534,125
CoreCivic, Inc. REIT	37,277	838,733
CoreSite Realty Corp. REIT	2,700	307,530
EPR Properties REIT	14,813	969,659
Gaming and Leisure Properties, Inc. REIT	53,419	1,976,503
Lamar Advertising Co. Class A, REIT	26,689	1,981,391
Medical Properties Trust, Inc. REIT	87,046	1,199,494
National Retail Properties, Inc. REIT	25,604	1,104,301
Omega Healthcare Investors, Inc. REIT	60,062	1,654,107
Outfront Media, Inc. REIT	35,275	818,380
Rayonier, Inc. REIT	41,072	1,299,107
Spirit Realty Capital, Inc. REIT	49,904	428,176
STORE Capital Corp. REIT (a)	24,353	634,152
WP Carey, Inc. REIT	17,424	1,200,514

		14,946,172

FOOD & STAPLES RETAILING — 0.9%
Sysco Corp.	57,074	3,466,104

FOOD PRODUCTS — 3.2%
Archer-Daniels-Midland Co.	38,758	1,553,421
Bunge, Ltd.	14,767	990,570
Campbell Soup Co. (a)	14,909	717,272
Flowers Foods, Inc.	53,901	1,040,828
General Mills, Inc.	37,091	2,199,125
Hershey Co.	7,856	891,734
Hormel Foods Corp. (a)	24,530	892,647
Ingredion, Inc.	6,536	913,733
J.M. Smucker Co.	11,082	1,376,828
McCormick & Co., Inc.	7,049	718,364
Tyson Foods, Inc. Class A,	15,717	1,274,177

		12,568,699

GAS UTILITIES — 0.3%
Atmos Energy Corp.	5,515	473,683
National Fuel Gas Co.	5,315	291,847
UGI Corp.	12,081	567,203

		1,332,733

HEALTH CARE PROVIDERS & SERVICES — 1.0%
Cardinal Health, Inc.	50,727	3,108,043
Patterson Cos., Inc. (a)	24,941	901,119

		4,009,162

HOTELS, RESTAURANTS & LEISURE — 2.6%
Carnival Corp.	22,267	1,477,861
Darden Restaurants, Inc.	28,522	2,738,682
Dunkin’ Brands Group, Inc.	5,615	361,999
Extended Stay America, Inc.	39,493	750,367
International Game Technology PLC	35,537	942,086
Six Flags Entertainment Corp. (a).	18,068	1,202,787
Wyndham Worldwide Corp.	11,594	1,343,397
Yum! Brands, Inc.	18,441	1,504,970

		10,322,149

HOUSEHOLD DURABLES — 1.9%
Garmin, Ltd.	38,299	2,281,471
Leggett & Platt, Inc.	39,584	1,889,344
PulteGroup, Inc.	21,317	708,790
Tupperware Brands Corp.	15,958	1,000,567
Whirlpool Corp.	9,504	1,602,755

		7,482,927

HOUSEHOLD PRODUCTS — 0.3%
Clorox Co.	6,973	1,037,164

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
AES Corp.	145,437	1,575,083

INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	6,099	693,151

INSURANCE — 4.2%
American National Insurance Co.	967	124,018
Arthur J Gallagher & Co.	22,676	1,434,937
Aspen Insurance Holdings, Ltd.	4,879	198,087
Assurant, Inc.	6,096	614,721
Assured Guaranty, Ltd.	13,728	464,967
Axis Capital Holdings, Ltd.	11,571	581,558
Cincinnati Financial Corp.	17,244	1,292,783
CNA Financial Corp.	1,832	97,188
Erie Indemnity Co. Class A,	5,677	691,686
Everest Re Group, Ltd.	6,187	1,368,936
First American Financial Corp.	34,750	1,947,390
FNF Group	39,432	1,547,312
Hanover Insurance Group, Inc.	5,540	598,763
Mercury General Corp.	5,026	268,589
Old Republic International Corp.	77,639	1,659,922
ProAssurance Corp.	4,189	239,401
Progressive Corp.	31,596	1,779,487
Unum Group	13,078	717,851
Validus Holdings, Ltd.	18,822	883,128

		16,510,724

IT SERVICES — 1.4%
Booz Allen Hamilton Holding Corp.	10,131	386,295
Broadridge Financial Solutions, Inc.	8,438	764,314
CSRA, Inc.	18,722	560,162

See accompanying notes to financial statements.

10

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Paychex, Inc.	28,716	$1,954,985
Sabre Corp.	32,626	668,833
Western Union Co. (a)	73,937	1,405,543

		5,740,132

LEISURE EQUIPMENT & PRODUCTS — 1.1%
Brunswick Corp.	8,187	452,086
Hasbro, Inc.	10,466	951,255
Mattel, Inc. (a)	105,993	1,630,172
Polaris Industries, Inc. (a)	9,754	1,209,399

		4,242,912

MACHINERY — 2.4%
Allison Transmission Holdings, Inc.	9,731	419,114
Crane Co.	5,778	515,513
Cummins, Inc.	18,270	3,227,213
Donaldson Co., Inc.	7,705	377,160
ITT, Inc.	12,393	661,414
Lincoln Electric Holdings, Inc.	3,781	346,264
Oshkosh Corp.	11,360	1,032,510
Snap-on, Inc. (a)	6,513	1,135,216
Timken Co.	22,577	1,109,660
Trinity Industries, Inc.	14,394	539,199

		9,363,263

MEDIA — 2.7%
Cinemark Holdings, Inc.	24,678	859,288
Interpublic Group of Cos., Inc.	58,516	1,179,683
John Wiley & Sons, Inc. Class A, .	14,527	955,150
News Corp. Class A,	54,377	881,451
News Corp. Class B,	16,278	270,215
Omnicom Group, Inc.	30,345	2,210,026
Regal Entertainment Group Class A,	37,256	857,261
Scripps Networks Interactive, Inc. Class A,	12,131	1,035,745
TEGNA, Inc.	64,602	909,596
Tribune Media Co. Class A,	7,413	314,830
Viacom, Inc. Class B,	40,873	1,259,297

		10,732,542

METALS & MINING — 1.3%
Nucor Corp.	35,908	2,283,031
Reliance Steel & Aluminum Co.	15,146	1,299,376
Steel Dynamics, Inc.	31,402	1,354,368
Tahoe Resources, Inc.	79,808	382,280

		5,319,055

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.4%
AGNC Investment Corp. REIT	71,548	1,444,554
Chimera Investment Corp. REIT	61,342	1,133,600
MFA Financial, Inc. REIT	91,478	724,506
New Residential Investment Corp. REIT	99,208	1,773,839
Starwood Property Trust, Inc. REIT	30,016	640,842

		5,717,341

MULTI-UTILITIES — 3.6%
Ameren Corp.	30,373	1,791,703
CenterPoint Energy, Inc.	76,464	2,168,519
CMS Energy Corp.	22,375	1,058,338
Consolidated Edison, Inc.	18,296	1,554,245
DTE Energy Co.	10,694	1,170,565
MDU Resources Group, Inc.	35,169	945,343
NiSource, Inc.	22,210	570,131
Public Service Enterprise Group, Inc.	39,891	2,054,386
SCANA Corp.	16,007	636,758
Vectren Corp.	13,290	864,116
WEC Energy Group, Inc.	23,927	1,589,471

		14,403,575

MULTILINE RETAIL — 4.1%
Dollar General Corp.	16,070	1,494,671
Kohl’s Corp. (a)	55,149	2,990,730
Macy’s, Inc. (a)	94,896	2,390,430
Nordstrom, Inc.	35,991	1,705,254
Target Corp.	116,986	7,633,336

		16,214,421

OIL, GAS & CONSUMABLE FUELS — 4.8%
Andeavor	10,898	1,246,077
HollyFrontier Corp.	32,259	1,652,306
Marathon Petroleum Corp.	28,408	1,874,360
Murphy Oil Corp. (a)	27,436	851,888
ONEOK, Inc.	49,596	2,650,906
PBF Energy, Inc. Class A,	33,311	1,180,875
Targa Resources Corp.	34,737	1,681,966
Valero Energy Corp.	63,711	5,855,678
Williams Cos., Inc.	67,608	2,061,368

		19,055,424

PAPER & FOREST PRODUCTS — 0.3%
Domtar Corp.	20,574	1,018,824

PERSONAL PRODUCTS — 0.3%
Nu Skin Enterprises, Inc. Class A,	16,846	1,149,403

PROFESSIONAL SERVICES — 1.6%
Dun & Bradstreet Corp.	3,184	377,017
ManpowerGroup, Inc.	17,658	2,226,850
Nielsen Holdings PLC	42,642	1,552,169
Robert Half International, Inc.	38,938	2,162,617

		6,318,653

REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.3%
Annaly Capital Management, Inc. REIT	226,451	2,692,502
Apple Hospitality REIT, Inc.	54,647	1,071,628
Brixmor Property Group, Inc. REIT	77,051	1,437,772
Camden Property Trust REIT	26,855	2,472,271
Columbia Property Trust, Inc. REIT	16,828	386,203
CubeSmart REIT	18,000	520,560
DDR Corp. REIT	27,539	246,749
Duke Realty Corp. REIT	22,987	625,476
Equity LifeStyle Properties, Inc. REIT	5,012	446,168
Equity Residential REIT	85,858	5,475,165
Extra Space Storage, Inc. REIT	20,052	1,753,547
Federal Realty Investment Trust REIT	6,270	832,719
GGP, Inc. REIT	72,913	1,705,435
HCP, Inc. REIT	57,512	1,499,913
Highwoods Properties, Inc. REIT	7,297	371,490
Hospitality Properties Trust REIT	52,626	1,570,886
Host Hotels & Resorts, Inc. REIT	232,859	4,622,251
Iron Mountain, Inc. REIT	17,704	667,972
JBG SMITH Properties REIT	4,630	160,800
Kilroy Realty Corp. REIT	6,260	467,309

See accompanying notes to financial statements.

11

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Kimco Realty Corp. REIT	55,365	$1,004,875
Liberty Property Trust REIT	44,284	1,904,655
Life Storage, Inc. REIT	6,289	560,161
Macerich Co. REIT	31,729	2,083,961
Piedmont Office Realty Trust, Inc. Class A, REIT	19,742	387,141
Retail Properties of America, Inc. Class A, REIT	71,842	965,556
Senior Housing Properties Trust REIT	37,082	710,120
Tanger Factory Outlet Centers, Inc. REIT (a)	28,021	742,837
Taubman Centers, Inc. REIT (a)	11,150	729,545
Two Harbors Investment Corp.	52,232	849,292
Vornado Realty Trust REIT	12,043	941,522
Weingarten Realty Investors REIT	37,850	1,244,129

		41,150,610

ROAD & RAIL — 0.4%
Ryder System, Inc.	16,710	1,406,481

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Maxim Integrated Products, Inc.	46,199	2,415,283
Xilinx, Inc.	31,928	2,152,586

		4,567,869

SOFTWARE — 0.5%
CA, Inc.	59,316	1,974,036

SPECIALTY RETAIL — 4.9%
Bed Bath & Beyond, Inc.	26,908	591,707
Best Buy Co., Inc.	29,270	2,004,117
Dick’s Sporting Goods, Inc.	22,932	659,066
Foot Locker, Inc.	40,455	1,896,530
GameStop Corp. Class A, (a)	29,308	526,079
Gap, Inc.	77,170	2,628,410
L Brands, Inc. (a)	76,046	4,579,490
Penske Automotive Group, Inc.	6,523	312,126
Signet Jewelers, Ltd. (a)	21,560	1,219,218
Tiffany & Co.	13,174	1,369,437
Tractor Supply Co.	32,387	2,420,928
Williams-Sonoma, Inc.	26,503	1,370,205

		19,577,313

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.3%
HP, Inc.	537,474	11,292,328
NetApp, Inc.	74,218	4,105,740
Xerox Corp.	53,459	1,558,330

		16,956,398

TEXTILES,APPAREL & LUXURY GOODS — 2.5%
Carter’s, Inc.	13,088	1,537,709
Hanesbrands, Inc. (a)	43,570	911,049
Ralph Lauren Corp.	17,324	1,796,325
Tapestry, Inc.	45,834	2,027,238
VF Corp.	48,278	3,572,572

		9,844,893

THRIFTS & MORTGAGE FINANCE — 0.2%
New York Community Bancorp, Inc.	76,219	992,371

TRADING COMPANIES & DISTRIBUTORS — 2.4%
Fastenal Co.	46,799	2,559,437
MSC Industrial Direct Co., Inc. Class A,	13,893	1,342,898
W.W. Grainger, Inc. (a)	16,887	3,989,554
Watsco, Inc.	9,605	1,633,234

		9,525,123

TRANSPORTATION INFRASTRUCTURE — 0.2%
Macquarie Infrastructure Corp.	13,670	877,614

WATER UTILITIES — 0.1%
Aqua America, Inc.	12,350	484,491

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Telephone & Data Systems, Inc.	31,356	871,697

TOTAL COMMON STOCKS (Cost $336,923,907)		396,710,735

SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c)	663,439	663,439
State Street Navigator Securities Lending Government Money Market Portfolio (b) (d)	2,767,252	2,767,252

TOTAL SHORT-TERM INVESTMENTS (Cost $ 3,430,691)		3,430,691

TOTAL INVESTMENTS — 100.6% (Cost $ 340,354,598)		400,141,426
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(2,335,336)

NET ASSETS — 100.0%		$397,806,090

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.
(d)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

12

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$2,171,342	$—	$—	$2,171,342
Air Freight & Logistics	2,860,404	—	—	2,860,404
Airlines	954,373	—	—	954,373
Auto Components	2,248,060	—	—	2,248,060
Automobiles	5,321,022	—	—	5,321,022
Banks	3,192,834	—	—	3,192,834
Beverages	1,275,951	—	—	1,275,951
Building Products	759,149	—	—	759,149
Capital Markets	14,029,882	—	—	14,029,882
Chemicals	21,196,796	—	—	21,196,796
Commercial Services & Supplies	1,585,844	—	—	1,585,844
Communications Equipment	4,040,018	—	—	4,040,018
Construction & Engineering	646,142	—	—	646,142
Consumer Finance	2,438,715	—	—	2,438,715
Containers & Packaging	12,603,806	—	—	12,603,806
Distributors	4,133,600	—	—	4,133,600
Diversified Consumer Services	1,678,735	—	—	1,678,735
Diversified Telecommunication Services	2,811,447	—	—	2,811,447
Electric Utilities	18,314,766	—	—	18,314,766
Electrical Equipment	3,494,141	—	—	3,494,141
Electronic Equipment, Instruments & Components	6,568,784	—	—	6,568,784
Energy Equipment & Services	2,936,415	—	—	2,936,415
Equity Real Estate Investment Trusts (REITS)	14,946,172	—	—	14,946,172
Food & Staples Retailing	3,466,104	—	—	3,466,104
Food Products	12,568,699	—	—	12,568,699
Gas Utilities	1,332,733	—	—	1,332,733
Health Care Providers & Services	4,009,162	—	—	4,009,162
Hotels, Restaurants & Leisure	10,322,149	—	—	10,322,149
Household Durables	7,482,927	—	—	7,482,927
Household Products	1,037,164	—	—	1,037,164
Independent Power Producers & Energy Traders	1,575,083	—	—	1,575,083
Industrial Conglomerates	693,151	—	—	693,151
Insurance	16,510,724	—	—	16,510,724
IT Services	5,740,132	—	—	5,740,132
Leisure Equipment & Products	4,242,912	—	—	4,242,912
Machinery	9,363,263	—	—	9,363,263
Media	10,732,542	—	—	10,732,542
Metals & Mining	5,319,055	—	—	5,319,055
Mortgage Real Estate Investment Trust (REITs)	5,717,341	—	—	5,717,341
Multi-Utilities	14,403,575	—	—	14,403,575
Multiline Retail	16,214,421	—	—	16,214,421
Oil, Gas & Consumable Fuels	19,055,424	—	—	19,055,424
Paper & Forest Products	1,018,824	—	—	1,018,824
Personal Products	1,149,403	—	—	1,149,403
Professional Services	6,318,653	—	—	6,318,653
Real Estate Investment Trusts (REITs)	41,150,610	—	—	41,150,610
Road & Rail	1,406,481	—	—	1,406,481
Semiconductors & Semiconductor Equipment	4,567,869	—	—	4,567,869
Software	1,974,036	—	—	1,974,036
Specialty Retail	19,577,313	—	—	19,577,313

See accompanying notes to financial statements.

13

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Technology Hardware, Storage & Peripherals	$16,956,398	$—	$—	$16,956,398
Textiles, Apparel & Luxury Goods	9,844,893	—	—	9,844,893
Thrifts & Mortgage Finance	992,371	—	—	992,371
Trading Companies & Distributors	9,525,123	—	—	9,525,123
Transportation Infrastructure	877,614	—	—	877,614
Water Utilities	484,491	—	—	484,491
Wireless Telecommunication Services	871,697	—	—	871,697
Short-Term Investments	3,430,691	—	—	3,430,691

TOTAL INVESTMENTS	$400,141,426	$—	$—	$400,141,426

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	382,998	$382,998	$44,749,594	$44,469,153	$—	$—	663,439	$663,439	$11,429	$—
State Street Navigator Securities Lending Government Money Market Portfolio	3,242,093	3,242,093	27,147,238	27,622,079	—	—	2,767,252	2,767,252	11,674	—

TOTAL		$3,625,091	$71,896,832	$72,091,232	$—	$—		$3,430,691	$23,103	$—

See accompanying notes to financial statements.

14

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 3.2%
Arconic, Inc.	21,758	$592,906
Boeing Co.	2,434	717,811
BWX Technologies, Inc.	14,751	892,288
General Dynamics Corp.	3,540	720,213
HEICO Corp.	2,170	204,740
HEICO Corp. Class A,	4,931	389,796
Hexcel Corp.	15,784	976,240
Huntington Ingalls Industries, Inc.	7,483	1,763,743
L3 Technologies, Inc.	6,138	1,214,403
Lockheed Martin Corp.	2,668	856,561
Northrop Grumman Corp.	2,518	772,799
Orbital ATK, Inc.	11,309	1,487,134
Raytheon Co.	5,379	1,010,445
Rockwell Collins, Inc.	1,176	159,489
Spirit AeroSystems Holdings, Inc. Class A,	31,754	2,770,537
Teledyne Technologies, Inc. (a)	4,183	757,750
Textron, Inc.	13,947	789,261
TransDigm Group, Inc. (b)	1,850	508,047
United Technologies Corp.	1,793	228,733

		16,812,896

AIR FREIGHT & LOGISTICS — 1.1%
C.H. Robinson Worldwide, Inc. (b)	7,127	634,944
Expeditors International of Washington, Inc.	14,243	921,380
FedEx Corp.	2,698	673,259
United Parcel Service, Inc. Class B,	2,793	332,786
XPO Logistics, Inc. (a) (b)	37,802	3,462,285

		6,024,654

AIRLINES — 1.5%
Alaska Air Group, Inc.	2,053	150,916
American Airlines Group, Inc.	19,096	993,565
Copa Holdings SA Class A,	11,103	1,488,468
Delta Air Lines, Inc.	34,660	1,940,960
JetBlue Airways Corp. (a)	44,678	998,106
Southwest Airlines Co.	30,599	2,002,705
Spirit Airlines, Inc. (a)	1,283	57,543
United Continental Holdings, Inc. (a)	7,102	478,675

		8,110,938

AUTO COMPONENTS — 2.6%
Adient PLC	16,545	1,302,092
Aptiv PLC	45,142	3,829,396
BorgWarner, Inc.	40,495	2,068,890
Delphi Technologies PLC (a)	13,869	727,706
Gentex Corp.	40,501	848,496
Goodyear Tire & Rubber Co.	16,294	526,459
Lear Corp.	22,362	3,950,471
Visteon Corp. (a)	4,424	553,619

		13,807,129

AUTOMOBILES — 0.8%
Ford Motor Co.	42,075	525,517
General Motors Co.	22,391	917,807
Harley-Davidson, Inc. (b)	6,955	353,870
Thor Industries, Inc.	15,950	2,403,984

		4,201,178

BANKS — 0.9%
Associated Banc-Corp.	1,320	33,528
Bank of America Corp.	2,752	81,239
Bank of Hawaii Corp.	39	3,342
Bank of the Ozarks, Inc.	102	4,942
BankUnited, Inc.	1,945	79,200
BB&T Corp.	4,198	208,725
CIT Group, Inc.	285	14,031
Citigroup, Inc.	1,904	141,677
Citizens Financial Group, Inc.	6,080	255,238
Comerica, Inc.	3,242	281,438
Commerce Bancshares, Inc.	2,266	126,533
Cullen/Frost Bankers, Inc.	1,114	105,440
East West Bancorp, Inc.	3,539	215,277
Fifth Third Bancorp	14,169	429,887
First Horizon National Corp.	4,477	89,495
First Republic Bank	1,692	146,595
FNB Corp.	153	2,114
Huntington Bancshares, Inc.	3,758	54,716
KeyCorp	16,436	331,514
M&T Bank Corp.	1,271	217,328
PacWest Bancorp	2,127	107,201
People’s United Financial, Inc.	229	4,282
Pinnacle Financial Partners, Inc.	. 12	796
PNC Financial Services Group, Inc.	2,076	299,546
Popular, Inc.	1,328	47,131
Prosperity Bancshares, Inc.	82	5,746
Regions Financial Corp.	27,184	469,740
Signature Bank (a)	28	3,843
SunTrust Banks, Inc.	3,820	246,734
SVB Financial Group (a)	1,200	280,524
Synovus Financial Corp.	1,924	92,237
TCF Financial Corp.	12,227	250,654
US Bancorp	1,424	76,298
Webster Financial Corp.	109	6,121
Western Alliance Bancorp (a)	2,669	151,119
Zions Bancorp	3,448	175,262

		5,039,493

BEVERAGES — 0.5%
Brown-Forman Corp. Class B,	5,935	407,556
Brown-Forman Corp. Class A,	1,525	102,541
Coca-Cola Co.	2,011	92,265
Constellation Brands, Inc. Class A,	3,304	755,195
Dr. Pepper Snapple Group, Inc.	6,070	589,154
Molson Coors Brewing Co. Class B,	708	58,106
Monster Beverage Corp. (a)	10,296	651,634
PepsiCo, Inc.	1,374	164,770

		2,821,221

BIOTECHNOLOGY — 1.1%
AbbVie, Inc.	2,779	268,757
Agios Pharmaceuticals, Inc. (a)	612	34,988
Alexion Pharmaceuticals, Inc. (a) .	1,559	186,441
Amgen, Inc.	2,175	378,233
Biogen, Inc. (a)	3,544	1,129,012
Bioverativ, Inc. (a)	24,095	1,299,202
Celgene Corp. (a)	724	75,557
Exelixis, Inc. (a)	9,893	300,747
Gilead Sciences, Inc.	11,092	794,631

See accompanying notes to financial statements.

15

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Incyte Corp. (a)	220	$20,836
Neurocrine Biosciences, Inc. (a)	2,288	177,526
Regeneron Pharmaceuticals, Inc. (a)	466	175,197
Seattle Genetics, Inc. (a) (b)	190	10,165
United Therapeutics Corp. (a)	4,763	704,686
Vertex Pharmaceuticals, Inc. (a)	2,466	369,555

		5,925,533

BUILDING PRODUCTS — 1.5%
Allegion PLC	9,397	747,625
AO Smith Corp.	16,619	1,018,412
Armstrong World Industries, Inc. (a)	1,497	90,644
Fortune Brands Home & Security, Inc.	16,455	1,126,180
Johnson Controls International PLC	3,369	128,393
Lennox International, Inc.	5,312	1,106,277
Masco Corp.	24,516	1,077,233
Owens Corning	23,363	2,147,994
USG Corp. (a)	12,916	498,041

		7,940,799

CAPITAL MARKETS — 3.9%
Affiliated Managers Group, Inc. .	6,332	1,299,643
Ameriprise Financial, Inc.	3,946	668,729
Bank of New York Mellon Corp.	6,420	345,781
BGC Partners, Inc. Class A,	21,605	326,452
BlackRock, Inc.	210	107,879
Cboe Global Markets, Inc.	8,241	1,026,746
Charles Schwab Corp.	3,965	203,682
CME Group, Inc.	2,389	348,913
E*TRADE Financial Corp. (a)	15,362	761,494
Eaton Vance Corp.	26,239	1,479,617
FactSet Research Systems, Inc. (b)	3,136	604,495
Federated Investors, Inc. Class B, (b)	27,147	979,464
Franklin Resources, Inc.	12,231	529,969
Goldman Sachs Group, Inc.	844	215,017
Interactive Brokers Group, Inc. Class A,	1,123	66,493
Intercontinental Exchange, Inc.	3,858	272,220
Invesco, Ltd.	13,123	479,514
Lazard, Ltd. Class A,	37,349	1,960,823
Legg Mason, Inc.	15,716	659,758
LPL Financial Holdings, Inc.	20,968	1,198,112
MarketAxess Holdings, Inc.	1,659	334,703
Moody’s Corp.	3,981	587,635
Morgan Stanley	4,196	220,164
Morningstar, Inc.	3,080	298,668
MSCI, Inc.	9,781	1,237,688
Nasdaq, Inc.	1,130	86,818
Northern Trust Corp.	2,457	245,430
Raymond James Financial, Inc.	3,150	281,295
S&P Global, Inc.	9,289	1,573,557
SEI Investments Co.	16,199	1,164,060
State Street Corp. (c)	3,095	302,103
T Rowe Price Group, Inc.	8,703	913,206
TD Ameritrade Holding Corp.	4,970	254,116

		21,034,244

CHEMICALS — 4.0%
Air Products & Chemicals, Inc.	4,246	696,684
Albemarle Corp. (b)	12,562	1,606,554
Ashland Global Holdings, Inc.	5,008	356,570
Axalta Coating Systems, Ltd. (a) .	19,015	615,325
Cabot Corp.	14,965	921,694
Celanese Corp. Series A,	14,239	1,524,712
CF Industries Holdings, Inc.	1,272	54,111
Chemours Co.	20,866	1,044,552
DowDuPont, Inc.	5,159	367,424
Eastman Chemical Co.	10,195	944,465
Ecolab, Inc.	2,739	367,519
FMC Corp.	8,768	829,979
Huntsman Corp.	68,488	2,279,966
International Flavors & Fragrances, Inc.	7,050	1,075,900
LyondellBasell Industries NV Class A,	18,560	2,047,539
Monsanto Co.	5,643	658,990
Mosaic Co.	6,217	159,528
NewMarket Corp.	598	237,639
Olin Corp.	56,085	1,995,504
Platform Specialty Products Corp. (a)	1,657	16,437
PPG Industries, Inc.	7,486	874,515
Praxair, Inc.	4,563	705,805
RPM International, Inc.	5,788	303,407
Scotts Miracle-Gro Co.	4,495	480,920
Sherwin-Williams Co.	1,699	696,658
Valvoline, Inc.	6,714	168,253
Westlake Chemical Corp.	1,750	186,428
WR Grace & Co.	409	28,683

		21,245,761

COMMERCIAL SERVICES & SUPPLIES — 0.7%
Cintas Corp.	2,417	376,641
Clean Harbors, Inc. (a)	1,050	56,910
Copart, Inc. (a)	22,752	982,659
KAR Auction Services, Inc.	8,894	449,236
Pitney Bowes, Inc.	175	1,957
Republic Services, Inc.	7,794	526,952
Rollins, Inc.	8,532	396,994
Stericycle, Inc. (a)	2,057	139,855
Waste Management, Inc.	9,229	796,463

		3,727,667

COMMUNICATIONS EQUIPMENT — 0.7%
Arista Networks, Inc. (a)	1,497	352,663
Cisco Systems, Inc.	5,238	200,615
CommScope Holding Co., Inc. (a)	8,515	322,123
EchoStar Corp. Class A, (a)	6,461	387,014
F5 Networks, Inc. (a)	3,405	446,804
Harris Corp.	4,985	706,125
Juniper Networks, Inc.	18,696	532,836
Motorola Solutions, Inc.	6,565	593,082
Palo Alto Networks, Inc. (a)	2,489	360,756

		3,902,018

CONSTRUCTION & ENGINEERING — 0.5%
AECOM (a)	9,825	364,999
Fluor Corp.	276	14,255
Jacobs Engineering Group, Inc.	18,863	1,244,204
Quanta Services, Inc. (a)	23,484	918,459
Valmont Industries, Inc.	2,155	357,407

		2,899,324

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	4,709	533,530
Martin Marietta Materials, Inc.	1,035	228,776

See accompanying notes to financial statements.

16

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Vulcan Materials Co.	1,591	$204,237

		966,543

CONSUMER FINANCE — 0.9%
Ally Financial, Inc.	24,727	721,039
American Express Co.	8,164	810,767
Capital One Financial Corp.	6,626	659,817
Credit Acceptance Corp. (a) (b)	3,565	1,153,206
Discover Financial Services	6,575	505,749
Navient Corp.	3,576	47,632
OneMain Holdings, Inc. (a)	2,073	53,877
Santander Consumer USA Holdings, Inc.	17,143	319,203
SLM Corp. (a)	369	4,170
Synchrony Financial	12,404	478,919

		4,754,379

CONTAINERS & PACKAGING — 1.9%
AptarGroup, Inc.	5,954	513,711
Avery Dennison Corp.	15,967	1,833,970
Bemis Co., Inc.	6,548	312,929
Berry Global Group, Inc. (a)	9,413	552,261
Crown Holdings, Inc. (a)	11,927	670,894
Graphic Packaging Holding Co.	63,449	980,287
International Paper Co.	12,148	703,855
Owens-Illinois, Inc. (a)	43,182	957,345
Packaging Corp. of America	8,455	1,019,250
Sealed Air Corp.	9,500	468,350
Silgan Holdings, Inc.	5,183	152,328
Sonoco Products Co.	11,146	592,298
WestRock Co.	17,679	1,117,490

		9,874,968

DISTRIBUTORS — 0.4%
Genuine Parts Co.	9,339	887,298
LKQ Corp. (a)	4,062	165,202
Pool Corp.	6,328	820,425

		1,872,925

DIVERSIFIED CONSUMER SERVICES — 0.5%
Bright Horizons Family Solutions, Inc. (a)	3,440	323,360
Graham Holdings Co. Class B,	877	489,673
H&R Block, Inc.	27,240	714,233
Service Corp. International	14,372	536,363
ServiceMaster Global Holdings, Inc. (a)	6,530	334,793

		2,398,422

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Berkshire Hathaway, Inc. Class B, (a)	977	193,661
Leucadia National Corp.	5,397	142,966
Voya Financial, Inc.	6,144	303,944

		640,571

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
AT&T, Inc.	2,793	108,592
CenturyLink, Inc.	2,016	33,627
Verizon Communications, Inc.	1,691	89,505
Zayo Group Holdings, Inc. (a)	8,007	294,657

		526,381

ELECTRIC UTILITIES — 2.8%
Alliant Energy Corp.	18,363	782,448
American Electric Power Co., Inc.	13,773	1,013,280
Avangrid, Inc. (b)	3,492	176,625
Duke Energy Corp.	7,219	607,190
Edison International	16,443	1,039,855
Entergy Corp.	14,570	1,185,852
Eversource Energy	18,172	1,148,107
Exelon Corp.	35,435	1,396,493
FirstEnergy Corp.	23,628	723,489
Great Plains Energy, Inc.	23,491	757,350
Hawaiian Electric Industries, Inc.	18,043	652,255
NextEra Energy, Inc.	4,158	649,438
OGE Energy Corp.	15,532	511,158
PG&E Corp.	10,618	476,005
Pinnacle West Capital Corp.	11,202	954,186
PPL Corp.	26,323	814,697
Southern Co.	8,256	397,031
Westar Energy, Inc.	7,429	392,251
Xcel Energy, Inc.	27,825	1,338,661

		15,016,371

ELECTRICAL EQUIPMENT — 1.0%
Acuity Brands, Inc.	140	24,640
AMETEK, Inc.	11,736	850,508
Eaton Corp. PLC	12,355	976,169
Emerson Electric Co.	7,852	547,206
Hubbell, Inc.	5,521	747,212
Regal Beloit Corp.	5,409	414,329
Rockwell Automation, Inc.	5,877	1,153,949
Sensata Technologies Holding NV (a) (b)	9,003	460,143

		5,174,156

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Amphenol Corp. Class A,	6,595	579,041
Arrow Electronics, Inc. (a)	5,253	422,394
CDW Corp.	21,527	1,495,911
Cognex Corp.	10,316	630,927
Coherent, Inc. (a)	4,025	1,135,935
Corning, Inc.	118,609	3,794,302
Dolby Laboratories, Inc. Class A, .	12,312	763,344
FLIR Systems, Inc.	13,489	628,857
IPG Photonics Corp. (a)	2,887	618,193
Jabil, Inc.	54,870	1,440,337
Keysight Technologies, Inc. (a)	18,921	787,114
National Instruments Corp.	12,557	522,748
Trimble, Inc. (a)	18,297	743,590
Universal Display Corp. (b)	2,286	394,678
Zebra Technologies Corp. Class A, (a)	2,486	258,047

		14,215,418

ENERGY EQUIPMENT & SERVICES — 0.1%
Baker Hughes a GE Co.	2,183	69,070
Helmerich & Payne, Inc. (b)	3,573	230,959
RPC, Inc. (b)	2,454	62,651
Transocean, Ltd. (a) (b)	7,540	80,527

		443,207

See accompanying notes to financial statements.

17

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.2%
AvalonBay Communities, Inc. REIT	3,607	$643,525
Colony NorthStar, Inc. Class A, REIT	4,448	50,752
CoreCivic, Inc. REIT	27,289	614,002
CoreSite Realty Corp. REIT	3,294	375,187
CyrusOne, Inc. REIT	1,547	92,093
Empire State Realty Trust, Inc. Class A, REIT	4,044	83,023
EPR Properties REIT	3,692	241,678
Gaming and Leisure Properties, Inc. REIT	23,302	862,174
Healthcare Trust of America, Inc. Class A, REIT	2,326	69,873
Lamar Advertising Co. Class A, REIT	13,237	982,715
Medical Properties Trust, Inc. REIT	27,468	378,509
National Retail Properties, Inc. REIT	5,778	249,205
Omega Healthcare Investors, Inc. REIT	14,802	407,647
Outfront Media, Inc. REIT	6,193	143,678
Rayonier, Inc. REIT	23,306	737,169
Spirit Realty Capital, Inc. REIT	3,475	29,816
STORE Capital Corp. REIT	5,311	138,298
WP Carey, Inc. REIT	6,911	476,168

		6,575,512

FOOD & STAPLES RETAILING — 1.0%
Casey’s General Stores, Inc. (b)	3,952	442,387
Costco Wholesale Corp.	7,202	1,340,436
CVS Health Corp.	9,249	670,552
Kroger Co.	8,898	244,250
Sprouts Farmers Market, Inc. (a) .	30,245	736,466
Sysco Corp.	19,197	1,165,834
US Foods Holding Corp. (a)	13,386	427,415
Wal-Mart Stores, Inc.	1,640	161,950
Walgreens Boots Alliance, Inc.	5,382	390,841

		5,580,131

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	9,777	391,862
Blue Buffalo Pet Products, Inc. (a) (b)	3,366	110,371
Bunge, Ltd.	4,774	320,240
Campbell Soup Co. (b)	5,737	276,007
Conagra Brands, Inc.	9,465	356,547
Flowers Foods, Inc.	30,097	581,173
General Mills, Inc.	5,739	340,265
Hain Celestial Group, Inc. (a)	5,457	231,322
Hershey Co.	6,154	698,541
Hormel Foods Corp. (b)	12,729	463,208
Ingredion, Inc.	4,819	673,696
J.M. Smucker Co.	2,635	327,372
Kellogg Co. (b)	3,446	234,259
Kraft Heinz Co.	723	56,220
Lamb Weston Holdings, Inc.	35,695	2,014,983
McCormick & Co., Inc.	7,569	771,357
Mondelez International, Inc. Class A,	3,436	147,061
Pilgrim’s Pride Corp. (a) (b)	22,092	686,178
Pinnacle Foods, Inc.	5,813	345,699
Post Holdings, Inc. (a)	1,609	127,481
Seaboard Corp.	2	8,820
Tyson Foods, Inc. Class A,	10,339	838,183

		10,000,845

GAS UTILITIES — 0.4%
Atmos Energy Corp.	7,861	675,181
National Fuel Gas Co. (b)	9,731	534,329
UGI Corp.	19,360	908,952

		2,118,462

HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Abbott Laboratories	5,925	338,140
ABIOMED, Inc. (a)	2,653	497,199
Align Technology, Inc. (a)	3,602	800,328
Baxter International, Inc.	59,281	3,831,924
Becton Dickinson and Co.	4,101	877,865
Boston Scientific Corp. (a)	14,094	349,390
Cooper Cos., Inc.	3,418	744,714
Danaher Corp.	2,825	262,217
DENTSPLY SIRONA, Inc.	109	7,175
DexCom, Inc. (a) (b)	31	1,779
Edwards Lifesciences Corp. (a)	6,502	732,840
Hill-Rom Holdings, Inc.	8,391	707,277
Hologic, Inc. (a)	8,528	364,572
IDEXX Laboratories, Inc. (a)	4,583	716,690
Intuitive Surgical, Inc. (a)	2,177	794,474
Medtronic PLC	2,984	240,958
ResMed, Inc.	10,267	869,512
STERIS PLC	8,957	783,469
Stryker Corp.	1,781	275,770
Teleflex, Inc.	3,596	894,757
Varian Medical Systems, Inc. (a) .	12,138	1,349,139
West Pharmaceutical Services, Inc.	7,097	700,261
Zimmer Biomet Holdings, Inc.	3,325	401,228

		16,541,678

HEALTH CARE PROVIDERS & SERVICES — 2.8%
Acadia Healthcare Co., Inc. (a)	2,042	66,631
Aetna, Inc.	1,636	295,118
AmerisourceBergen Corp.	9,773	897,357
Anthem, Inc.	7,888	1,774,879
Brookdale Senior Living, Inc. (a) .	398	3,861
Cardinal Health, Inc.	734	44,972
Centene Corp. (a)	3,551	358,225
Cigna Corp.	11,755	2,387,323
DaVita, Inc. (a)	5,997	433,283
Express Scripts Holding Co. (a)	11,489	857,539
HCA Healthcare, Inc. (a)	11,042	969,929
Henry Schein, Inc. (a)	9,572	668,891
Humana, Inc.	4,290	1,064,220
Laboratory Corp. of America Holdings (a)	6,593	1,051,650
LifePoint Health, Inc. (a)	83	4,133
McKesson Corp.	8,262	1,288,459
MEDNAX, Inc. (a)	700	37,408
Patterson Cos., Inc. (b)	6,296	227,475
Quest Diagnostics, Inc.	6,557	645,799
UnitedHealth Group, Inc.	1,937	427,031
Universal Health Services, Inc. Class B,	5,804	657,883
WellCare Health Plans, Inc. (a)	4,094	823,344

		14,985,410

See accompanying notes to financial statements.

18

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
HEALTH CARE TECHNOLOGY — 0.3%
athenahealth, Inc. (a)	1,646	$218,984
Cerner Corp. (a)	18,183	1,225,352
Veeva Systems, Inc. Class A, (a)	5,998	331,570

		1,775,906

HOTELS, RESTAURANTS & LEISURE — 3.3%
Aramark	22,259	951,350
Carnival Corp.	28,336	1,880,660
Chipotle Mexican Grill, Inc. (a) (b)	381	110,120
Choice Hotels International, Inc.	3,369	261,434
Darden Restaurants, Inc.	19,306	1,853,762
Domino’s Pizza, Inc. (b)	3,760	710,490
Dunkin’ Brands Group, Inc.	5,184	334,212
Extended Stay America, Inc.	5,814	110,466
Hilton Grand Vacations, Inc. (a)	2,328	97,660
Hilton Worldwide Holdings, Inc.	4,719	376,859
Hyatt Hotels Corp. Class A, (a)	3,531	259,670
International Game Technology PLC	14,563	386,065
Las Vegas Sands Corp.	6,297	437,579
McDonald’s Corp.	2,095	360,591
MGM Resorts International	16,548	552,538
Norwegian Cruise Line Holdings, Ltd. (a)	15,623	831,925
Royal Caribbean Cruises, Ltd.	10,147	1,210,334
Six Flags Entertainment Corp. (b)	6,901	459,400
Starbucks Corp.	4,296	246,719
Vail Resorts, Inc.	1,291	274,299
Wendy’s Co.	6,476	106,336
Wyndham Worldwide Corp.	15,576	1,804,791
Wynn Resorts, Ltd.	3,277	552,469
Yum China Holdings, Inc.	53,182	2,128,344
Yum! Brands, Inc.	16,320	1,331,875

		17,629,948

HOUSEHOLD DURABLES — 2.5%
CalAtlantic Group, Inc.	33,318	1,878,802
D.R. Horton, Inc.	31,147	1,590,677
Garmin, Ltd.	19,635	1,169,657
Leggett & Platt, Inc.	13,133	626,838
Lennar Corp. Class A,	14,059	889,091
Lennar Corp. Class B,	907	46,874
Mohawk Industries, Inc. (a)	5,987	1,651,813
NVR, Inc. (a)	575	2,017,227
PulteGroup, Inc.	31,819	1,057,982
Tempur Sealy International, Inc. (a)	2,225	139,485
Toll Brothers, Inc.	12,706	610,142
Tupperware Brands Corp.	14,706	922,066
Whirlpool Corp.	5,213	879,121

		13,479,775

HOUSEHOLD PRODUCTS — 0.7%
Church & Dwight Co., Inc.	13,384	671,475
Clorox Co.	7,525	1,119,269
Colgate-Palmolive Co.	8,610	649,625
Energizer Holdings, Inc. (b)	9,090	436,138
Kimberly-Clark Corp.	6,636	800,700
Procter & Gamble Co.	1,681	154,450
Spectrum Brands Holdings, Inc. (b)	1,423	159,945

		3,991,602

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.8%
AES Corp.	53,737	581,972
Calpine Corp. (a)	63,934	967,322
NRG Energy, Inc.	71,565	2,038,171
Vistra Energy Corp. (a) (b)	26,985	494,365

		4,081,830

INDUSTRIAL CONGLOMERATES — 0.3%
3M Co.	1,305	307,158
Carlisle Cos., Inc.	4,977	565,636
Honeywell International, Inc.	1,932	296,291
Roper Technologies, Inc.	730	189,070

		1,358,155

INSURANCE — 4.6%
Aflac, Inc.	8,886	780,013
Alleghany Corp. (a)	356	212,208
Allstate Corp.	10,248	1,073,068
American Financial Group, Inc.	4,878	529,458
American International Group, Inc.	46	2,741
American National Insurance Co.	271	34,756
Aon PLC	8,731	1,169,954
Arch Capital Group, Ltd. (a)	3,320	301,356
Arthur J Gallagher & Co.	14,538	919,965
Aspen Insurance Holdings, Ltd.	374	15,184
Assurant, Inc.	4,084	411,831
Assured Guaranty, Ltd.	7,025	237,937
Athene Holding, Ltd. Class A, (a) .	2,955	152,803
Axis Capital Holdings, Ltd.	1,696	85,241
Brighthouse Financial, Inc. (a)	294	17,240
Brown & Brown, Inc.	11,430	588,188
Chubb, Ltd.	2,705	395,282
Cincinnati Financial Corp.	5,450	408,586
CNA Financial Corp.	1,199	63,607
Erie Indemnity Co. Class A,	1,349	164,362
Everest Re Group, Ltd.	4,552	1,007,176
First American Financial Corp.	27,718	1,553,317
FNF Group	67,043	2,630,767
Hanover Insurance Group, Inc.	3,579	386,818
Hartford Financial Services Group, Inc.	6,199	348,880
Lincoln National Corp.	7,064	543,010
Loews Corp.	7,315	365,969
Markel Corp. (a)	153	174,287
Marsh & McLennan Cos., Inc.	16,090	1,309,565
Mercury General Corp.	609	32,545
MetLife, Inc.	5,181	261,951
Old Republic International Corp.	30,296	647,728
Principal Financial Group, Inc.	8,222	580,144
ProAssurance Corp.	4,923	281,349
Progressive Corp.	34,686	1,953,516
Prudential Financial, Inc.	3,147	361,842
Reinsurance Group of America, Inc.	5,730	893,479
RenaissanceRe Holdings, Ltd.	2,243	281,698
Torchmark Corp.	9,147	829,724
Travelers Cos., Inc.	5,929	804,210
Unum Group	17,922	983,739
Validus Holdings, Ltd.	2,888	135,505
Willis Towers Watson PLC	1,523	229,501
WR Berkley Corp.	6,392	457,987

See accompanying notes to financial statements.

19

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
XL Group, Ltd.	4,075	$143,277

		24,761,764

INTERNET & CATALOG RETAIL — 0.9%
Amazon.com, Inc. (a)	80	93,558
Expedia, Inc.	4,533	542,917
Liberty Interactive Corp. QVC Group Class A, (a)	75,962	1,854,992
Liberty Ventures Series A, (a)	33,219	1,801,798
Priceline Group, Inc. (a)	211	366,663
TripAdvisor, Inc. (a) (b)	1,171	40,353
Wayfair, Inc. Class A, (a)	4,177	335,288

		5,035,569

INTERNET SOFTWARE & SERVICES — 1.1%
Akamai Technologies, Inc. (a)	5,697	370,533
Alphabet, Inc. Class C, (a)	89	93,130
Alphabet, Inc. Class A, (a)	82	86,379
CoStar Group, Inc. (a)	1,856	551,139
eBay, Inc. (a)	60,551	2,285,195
Facebook, Inc. Class A, (a)	427	75,348
GoDaddy, Inc. Class A, (a)	5,269	264,925
IAC/InterActiveCorp (a)	1,825	223,161
LogMeIn, Inc.	2,337	267,586
Match Group, Inc. (a) (b)	2,935	91,895
Twitter, Inc. (a)	5,302	127,301
VeriSign, Inc. (a) (b)	11,207	1,282,529

		5,719,121

IT SERVICES — 3.3%
Accenture PLC Class A,	3,346	512,239
Alliance Data Systems Corp.	2,000	506,960
Amdocs, Ltd.	17,860	1,169,473
Automatic Data Processing, Inc. .	5,748	673,608
Black Knight, Inc. (a)	3,063	135,231
Booz Allen Hamilton Holding Corp.	14,419	549,797
Broadridge Financial Solutions, Inc.	16,477	1,492,487
Cognizant Technology Solutions Corp. Class A,	16,821	1,194,627
Conduent, Inc. (a)	14,556	235,225
CoreLogic, Inc. (a)	14,590	674,204
CSRA, Inc.	5,525	165,308
DST Systems, Inc.	3,643	226,121
DXC Technology Co.	3,504	332,530
Euronet Worldwide, Inc. (a)	9,297	783,458
Fidelity National Information Services, Inc.	5,955	560,306
First Data Corp. Class A, (a)	9,373	156,623
Fiserv, Inc. (a)	5,647	740,491
FleetCor Technologies, Inc. (a)	1,870	359,844
Gartner, Inc. (a)	3,508	432,010
Genpact, Ltd.	26,484	840,602
Global Payments, Inc.	593	59,442
International Business Machines Corp.	946	145,135
Jack Henry & Associates, Inc.	7,720	902,931
Mastercard, Inc. Class A,	1,883	285,011
Paychex, Inc.	8,535	581,063
PayPal Holdings, Inc. (a)	9,478	697,770
Sabre Corp.	6,053	124,087
Square, Inc. Class A, (a)	11,887	412,122
Switch, Inc. Class A, (b)	6,229	113,306
Teradata Corp. (a) (b)	28,479	1,095,302
Total System Services, Inc.	7,903	625,048
Vantiv, Inc. Class A, (a) (b)	3,732	274,489
Visa, Inc. Class A,	1,253	142,867
Western Union Co. (b)	17,586	334,310

		17,534,027

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Brunswick Corp.	13,882	766,564
Hasbro, Inc.	16,282	1,479,871
Mattel, Inc. (b)	5,108	78,561
Polaris Industries, Inc. (b)	5,794	718,398

		3,043,394

LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	15,352	1,028,123
Bio-Rad Laboratories, Inc. Class A, (a)	1,754	418,627
Bio-Techne Corp.	1,870	242,259
Bruker Corp.	13,799	473,582
Charles River Laboratories International, Inc. (a)	5,031	550,643
Illumina, Inc. (a)	2,920	637,991
Mettler-Toledo International, Inc. (a)	1,633	1,011,676
PerkinElmer, Inc.	8,341	609,894
QIAGEN NV (a)	9,457	292,505
Thermo Fisher Scientific, Inc.	1,633	310,074
Waters Corp. (a)	4,858	938,517

		6,513,891

MACHINERY — 3.8%
AGCO Corp.	5,224	373,150
Allison Transmission Holdings, Inc.	12,402	534,154
Caterpillar, Inc.	2,695	424,678
Colfax Corp. (a)	1,392	55,151
Crane Co.	5,576	497,491
Cummins, Inc.	11,508	2,032,773
Deere & Co.	5,564	870,822
Donaldson Co., Inc.	12,067	590,680
Dover Corp.	4,892	494,043
Flowserve Corp.	1,785	75,202
Fortive Corp.	14,876	1,076,278
Gardner Denver Holdings, Inc. (a)	18	611
Graco, Inc.	17,748	802,564
IDEX Corp.	4,340	572,750
Illinois Tool Works, Inc.	4,529	755,664
Ingersoll-Rand PLC	12,944	1,154,475
ITT, Inc.	16,089	858,670
Lincoln Electric Holdings, Inc.	5,124	469,256
Middleby Corp. (a)	1,783	240,616
Nordson Corp.	2,805	410,652
Oshkosh Corp.	9,257	841,369
PACCAR, Inc.	7,954	565,370
Parker-Hannifin Corp.	1,840	367,227
Pentair PLC	3,795	268,003
Snap-on, Inc. (b)	3,297	574,667
Stanley Black & Decker, Inc.	8,741	1,483,260
Terex Corp.	4,830	232,903
Timken Co.	15,641	768,755
Toro Co.	12,403	809,048
Trinity Industries, Inc.	18,656	698,854
WABCO Holdings, Inc. (a)	6,713	963,315

See accompanying notes to financial statements.

20

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Welbilt, Inc. (a)	16,266	$382,414
Xylem, Inc.	2,088	142,402

		20,387,267

MARINE — 0.0% (d)
Kirby Corp. (a)	2,807	187,508

MEDIA — 2.0%
AMC Networks, Inc. Class A, (a) (b)	6,966	376,721
Cable One, Inc.	464	326,354
CBS Corp. Class B,	7,551	445,509
Charter Communications, Inc. Class A, (a)	117	39,307
Cinemark Holdings, Inc.	5,552	193,321
Comcast Corp. Class A,	4,305	172,415
Discovery Communications, Inc. Class A, (a) (b)	514	11,503
Discovery Communications, Inc. Class C, (a) (b)	767	16,237
DISH Network Corp. Class A, (a) .	3,540	169,035
Interpublic Group of Cos., Inc.	14,490	292,118
John Wiley & Sons, Inc. Class A, .	7,518	494,309
Liberty Broadband Corp. Class A, (a)	1,475	125,449
Liberty Broadband Corp. Class C, (a)	6,073	517,177
Liberty Media Corp.-Liberty Formula One Class C, (a)	11,256	384,505
Liberty Media Corp.-Liberty Formula One Class A, (a) (b)	5,133	167,952
Liberty Media Corp.-Liberty SiriusXM Class A, (a)	7,998	317,201
Liberty Media Corp.-Liberty SiriusXM Class C, (a)	16,689	661,886
Live Nation Entertainment, Inc. (a)	20,618	877,708
Madison Square Garden Co. Class A, (a)	1,621	341,788
News Corp. Class A,	34,824	564,497
News Corp. Class B,	19,818	328,979
Omnicom Group, Inc.	6,562	477,910
Regal Entertainment Group Class A,	9,492	218,411
Scripps Networks Interactive, Inc. Class A,	13,441	1,147,593
Sirius XM Holdings, Inc. (b)	64,400	345,184
TEGNA, Inc.	25,098	353,380
Time Warner, Inc.	2,198	201,051
Tribune Media Co. Class A,	8,309	352,883
Twenty-First Century Fox, Inc. Class A,	9,766	337,220
Twenty-First Century Fox, Inc. Class B,	3,850	131,362
Viacom, Inc. Class B,	6,554	201,929
Walt Disney Co.	1,902	204,484

		10,795,378

METALS & MINING — 0.8%
Alcoa Corp. (a)	2,254	121,423
Freeport-McMoRan, Inc. (a)	30,797	583,911
Newmont Mining Corp.	18,419	691,081
Nucor Corp.	11,309	719,026
Reliance Steel & Aluminum Co.	2,959	253,853
Royal Gold, Inc.	6,702	550,368
Southern Copper Corp. (b)	1,504	71,365
Steel Dynamics, Inc.	22,166	956,020
United States Steel Corp.	6,697	235,667

		4,182,714

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.6%
AGNC Investment Corp. REIT	25,846	521,831
Chimera Investment Corp. REIT	53,476	988,237
MFA Financial, Inc. REIT	17,844	141,324
New Residential Investment Corp. REIT	52,413	937,144
Starwood Property Trust, Inc. REIT	17,269	368,693

		2,957,229

MULTI-UTILITIES — 2.2%
Ameren Corp.	24,245	1,430,213
CenterPoint Energy, Inc.	59,519	1,687,959
CMS Energy Corp.	23,050	1,090,265
Consolidated Edison, Inc.	14,654	1,244,857
Dominion Energy, Inc.	3,594	291,330
DTE Energy Co.	8,976	982,513
MDU Resources Group, Inc.	12,371	332,532
NiSource, Inc.	27,953	717,553
Public Service Enterprise Group, Inc.	21,431	1,103,696
SCANA Corp.	100	3,978
Sempra Energy	5,490	586,991
Vectren Corp.	13,838	899,747
WEC Energy Group, Inc.	18,881	1,254,265

		11,625,899

MULTILINE RETAIL — 1.1%
Dollar General Corp.	22,726	2,113,745
Dollar Tree, Inc. (a)	15,570	1,670,817
Kohl’s Corp. (b)	18,703	1,014,263
Macy’s, Inc. (b)	852	21,462
Nordstrom, Inc.	9,326	441,866
Target Corp.	6,208	405,072

		5,667,225

OIL, GAS & CONSUMABLE FUELS — 1.5%
Andeavor	6,228	712,109
Antero Resources Corp. (a)	151	2,869
Cabot Oil & Gas Corp.	3,878	110,911
Chevron Corp.	411	51,453
Cimarex Energy Co.	755	92,118
CNX Resources Corp. (a)	727	10,636
Concho Resources, Inc. (a) (b)	398	59,788
ConocoPhillips	1,862	102,205
CONSOL Energy, Inc. (a)	4,088	161,517
Diamondback Energy, Inc. (a)	843	106,429
Energen Corp. (a)	1,471	84,685
EOG Resources, Inc.	1,000	107,910
EQT Corp.	118	6,717
Exxon Mobil Corp.	6	502
HollyFrontier Corp.	9,161	469,226
Kinder Morgan, Inc.	905	16,353
Marathon Petroleum Corp.	21,560	1,422,529
Murphy Oil Corp. (b)	2,207	68,527
Occidental Petroleum Corp.	654	48,174
ONEOK, Inc.	6,509	347,906
PBF Energy, Inc. Class A,	26,463	938,113
Phillips 66	2,239	226,475
Pioneer Natural Resources Co.	788	136,206

See accompanying notes to financial statements.

21

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Targa Resources Corp.	4,483	$217,067
Valero Energy Corp.	23,595	2,168,616
Williams Cos., Inc.	4,586	139,827

		7,808,868

PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	21,808	1,079,932

PERSONAL PRODUCTS — 0.5%
Edgewell Personal Care Co. (a)	1,066	63,310
Estee Lauder Cos., Inc. Class A,	6,527	830,495
Herbalife, Ltd. (a) (b)	7,102	480,947
Nu Skin Enterprises, Inc. Class A,	21,459	1,464,148

		2,838,900

PHARMACEUTICALS — 0.5%
Akorn, Inc. (a)	12,402	399,716
Allergan PLC	2,157	352,842
Bristol-Myers Squibb Co.	4,713	288,813
Eli Lilly & Co.	4,391	370,864
Johnson & Johnson	919	128,403
Merck & Co., Inc.	1,712	96,334
Mylan NV (a)	5,886	249,037
Perrigo Co. PLC	409	35,648
Pfizer, Inc.	3,660	132,565
Zoetis, Inc.	6,089	438,652

		2,492,874

PROFESSIONAL SERVICES — 1.3%
Dun & Bradstreet Corp.	1,801	213,256
Equifax, Inc.	3,420	403,286
IHS Markit, Ltd. (a)	4,003	180,736
ManpowerGroup, Inc.	28,019	3,533,476
Nielsen Holdings PLC	7,853	285,849
Robert Half International, Inc.	28,929	1,606,717
TransUnion (a)	4,503	247,485
Verisk Analytics, Inc. (a)	4,810	461,760

		6,932,565

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.5%
American Campus Communities, Inc. REIT	1,028	42,179
American Homes 4 Rent Class A, REIT	223	4,870
American Tower Corp. REIT	2,393	341,409
Annaly Capital Management, Inc. REIT	88,620	1,053,692
Apartment Investment & Management Co. Class A, REIT	1,350	59,009
Apple Hospitality REIT, Inc.	11,761	230,633
Boston Properties, Inc. REIT	1,847	240,165
Brandywine Realty Trust REIT	3,885	70,668
Brixmor Property Group, Inc. REIT	5,712	106,586
Camden Property Trust REIT	10,391	956,595
Columbia Property Trust, Inc. REIT	4,726	108,462
Corporate Office Properties Trust REIT	1,977	57,728
Crown Castle International Corp. REIT	1,508	167,403
CubeSmart REIT	6,122	177,048
DCT Industrial Trust, Inc. REIT	3,521	206,964
Digital Realty Trust, Inc. REIT	3,350	381,565
Douglas Emmett, Inc. REIT	2,692	110,534
Duke Realty Corp. REIT	15,636	425,456
Equinix, Inc. REIT	371	168,145
Equity Commonwealth REIT (a)	7,338	223,882
Equity LifeStyle Properties, Inc. REIT	5,952	529,847
Equity Residential REIT	38,351	2,445,643
Essex Property Trust, Inc. REIT	1,417	342,021
Extra Space Storage, Inc. REIT	7,642	668,293
Federal Realty Investment Trust REIT	1,459	193,770
GGP, Inc. REIT	12,077	282,481
HCP, Inc. REIT	14,447	376,778
Highwoods Properties, Inc. REIT	3,007	153,086
Hospitality Properties Trust REIT	16,233	484,555
Host Hotels & Resorts, Inc. REIT	68,660	1,362,901
Hudson Pacific Properties, Inc. REIT	1,655	56,684
Iron Mountain, Inc. REIT	6,063	228,757
JBG SMITH Properties REIT	149	5,175
Kilroy Realty Corp. REIT	5,933	442,898
Kimco Realty Corp. REIT	3,675	66,701
Liberty Property Trust REIT	15,779	678,655
Life Storage, Inc. REIT	1,636	145,719
Macerich Co. REIT	4,832	317,366
Mid-America Apartment Communities, Inc. REIT	1,614	162,304
Park Hotels & Resorts, Inc. REIT .	4,060	116,725
Piedmont Office Realty Trust, Inc. Class A, REIT	5,997	117,601
Prologis, Inc. REIT	9,354	603,427
Public Storage REIT	1,914	400,026
Realty Income Corp. REIT	3,384	192,956
Regency Centers Corp. REIT	1,939	134,140
Retail Properties of America, Inc. Class A, REIT	10,327	138,795
SBA Communications Corp. REIT (a)	1,129	184,433
Senior Housing Properties Trust REIT	13,847	265,170
Simon Property Group, Inc. REIT .	1,842	316,345
SL Green Realty Corp. REIT	598	60,356
Sun Communities, Inc. REIT	964	89,440
Tanger Factory Outlet Centers, Inc. REIT (b)	3,900	103,389
Taubman Centers, Inc. REIT (b)	353	23,097
Two Harbors Investment Corp. (b)	6,233	101,349
UDR, Inc. REIT	2,823	108,742
Ventas, Inc. REIT	4,003	240,220
Vornado Realty Trust REIT	4,506	352,279
Weingarten Realty Investors REIT .	7,708	253,362
Welltower, Inc. REIT	4,504	287,220
Weyerhaeuser Co. REIT	8,951	315,612

		18,481,311

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
CBRE Group, Inc. Class A, (a)	33,901	1,468,252
Howard Hughes Corp. (a)	788	103,441
Jones Lang LaSalle, Inc.	10,586	1,576,573
Realogy Holdings Corp. (b)	14,785	391,803

		3,540,069

ROAD & RAIL — 1.1%
AMERCO	319	120,553
CSX Corp.	10,575	581,731
Genesee & Wyoming, Inc. Class A, (a)	1,403	110,458
JB Hunt Transport Services, Inc.	8,562	984,459
Kansas City Southern	4,971	523,049
Landstar System, Inc.	5,870	611,067

See accompanying notes to financial statements.

22

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Norfolk Southern Corp.	5,587	$809,556
Old Dominion Freight Line, Inc.	9,628	1,266,563
Ryder System, Inc.	5,039	424,133
Union Pacific Corp.	4,012	538,009

		5,969,578

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Applied Materials, Inc.	37,617	1,922,981
Cypress Semiconductor Corp. (b)	42	640
First Solar, Inc. (a)	5,411	365,351
Intel Corp.	7,208	332,721
KLA-Tencor Corp.	13,703	1,439,774
Lam Research Corp. (b)	10,375	1,909,726
Maxim Integrated Products, Inc.	25,083	1,311,339
Microchip Technology, Inc. (b)	1,562	137,269
Micron Technology, Inc. (a)	92,895	3,819,842
Microsemi Corp. (a)	2,657	137,234
NVIDIA Corp.	2,263	437,891
NXP Semiconductors NV (a)	3,530	413,328
ON Semiconductor Corp. (a)	9,619	201,422
Qorvo, Inc. (a)	16,288	1,084,781
QUALCOMM, Inc.	4,070	260,561
Skyworks Solutions, Inc.	26,583	2,524,056
Teradyne, Inc.	27,050	1,132,583
Texas Instruments, Inc.	9,170	957,715
Versum Materials, Inc.	28,423	1,075,811
Xilinx, Inc.	19,441	1,310,712

		20,775,737

SOFTWARE — 3.3%
Activision Blizzard, Inc.	15,182	961,324
Adobe Systems, Inc. (a)	3,369	590,384
ANSYS, Inc. (a)	7,114	1,049,955
Atlassian Corp. PLC Class A, (a)	4,392	199,924
Autodesk, Inc. (a)	455	47,698
CA, Inc.	10,435	347,277
Cadence Design Systems, Inc. (a)	30,264	1,265,640
CDK Global, Inc.	8,436	601,318
Citrix Systems, Inc. (a)	16,329	1,436,952
Dell Technologies, Inc. Class V, (a)	10,452	849,539
Electronic Arts, Inc. (a)	12,219	1,283,728
Fortinet, Inc. (a)	15,566	680,079
Guidewire Software, Inc. (a)	6,193	459,892
Intuit, Inc.	6,939	1,094,835
Manhattan Associates, Inc. (a)	2,637	130,637
Microsoft Corp.	1,885	161,243
Nuance Communications, Inc. (a)	988	16,154
Oracle Corp.	1,207	57,067
PTC, Inc. (a)	1,434	87,144
Red Hat, Inc. (a)	6,858	823,646
salesforce.com, Inc. (a)	1,042	106,524
ServiceNow, Inc. (a)	632	82,406
Splunk, Inc. (a)	2,984	247,195
SS&C Technologies Holdings, Inc.	5,838	236,322
Synopsys, Inc. (a)	15,325	1,306,303
Tableau Software, Inc. Class A, (a)	3,417	236,456
Take-Two Interactive Software, Inc. (a)	8,096	888,779
Tyler Technologies, Inc. (a)	2,841	502,999
Ultimate Software Group, Inc. (a)	1,237	269,950
VMware, Inc. Class A, (a) (b)	9,473	1,187,156
Workday, Inc. Class A, (a)	2,290	232,985
Zynga, Inc. Class A, (a)	46,592	186,368

		17,627,879

SPECIALTY RETAIL — 3.4%
Advance Auto Parts, Inc.	258	25,720
AutoNation, Inc. (a)	6,968	357,667
AutoZone, Inc. (a)	598	425,399
Best Buy Co., Inc.	56,907	3,896,422
Burlington Stores, Inc. (a)	17,819	2,192,272
CarMax, Inc. (a)	4,042	259,213
Floor & Decor Holdings, Inc. Class A, (a)	901	43,861
Foot Locker, Inc.	2,294	107,543
GameStop Corp. Class A, (b)	369	6,624
Gap, Inc.	73,399	2,499,970
Home Depot, Inc.	1,796	340,396
L Brands, Inc. (b)	6,163	371,136
Lowe’s Cos., Inc.	10,508	976,613
Michaels Cos., Inc. (a)	10,019	242,360
Murphy USA, Inc. (a)	7,175	576,583
O’Reilly Automotive, Inc. (a)	1,866	448,848
Penske Automotive Group, Inc.	3,120	149,292
Ross Stores, Inc.	13,767	1,104,802
Sally Beauty Holdings, Inc. (a)	136	2,551
Signet Jewelers, Ltd. (b)	5,949	336,416
Tiffany & Co.	12,020	1,249,479
TJX Cos., Inc.	9,196	703,126
Tractor Supply Co.	8,680	648,830
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,355	303,059
Urban Outfitters, Inc. (a)	13,114	459,777
Williams-Sonoma, Inc. (b)	10,945	565,856

		18,293,815

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Apple, Inc.	2,644	447,444
Hewlett Packard Enterprise Co.	44,261	635,588
HP, Inc.	118,904	2,498,173
NCR Corp. (a)	4,662	158,461
NetApp, Inc.	28,959	1,602,012
Western Digital Corp.	26,284	2,090,367
Xerox Corp.	23,127	674,152

		8,106,197

TEXTILES,APPAREL & LUXURY GOODS — 2.6%
Carter’s, Inc.	12,248	1,439,017
Hanesbrands, Inc. (b)	14,666	306,666
lululemon athletica, Inc. (a)	6,218	488,673
Michael Kors Holdings, Ltd. (a)	46,305	2,914,900
NIKE, Inc. Class B,	12,780	799,389
PVH Corp.	14,688	2,015,340
Ralph Lauren Corp.	7,010	726,867
Skechers U.S.A., Inc. Class A, (a) .	46,187	1,747,716
Tapestry, Inc.	41,729	1,845,674
VF Corp.	19,761	1,462,314

		13,746,556

See accompanying notes to financial statements.

23

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.0% (d)
New York Community Bancorp, Inc.	4,501	$58,603

TOBACCO — 0.1%
Altria Group, Inc.	2,948	210,517
Philip Morris International, Inc.	2,326	245,742

		456,259

TRADING COMPANIES & DISTRIBUTORS — 1.1%
Air Lease Corp.	12,803	615,696
Fastenal Co. (b)	10,326	564,729
HD Supply Holdings, Inc. (a)	8,175	327,245
MSC Industrial Direct Co., Inc. Class A,	4,032	389,733
United Rentals, Inc. (a)	12,042	2,070,140
Univar, Inc. (a)	9,881	305,916
W.W. Grainger, Inc. (b)	2,135	504,394
Watsco, Inc.	4,043	687,472
WESCO International, Inc. (a)	3,115	212,287

		5,677,612

TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	674	43,271

WATER UTILITIES — 0.2%
American Water Works Co., Inc.	8,722	797,976
Aqua America, Inc.	13,401	525,721

		1,323,697

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	9,621	267,464
T-Mobile US, Inc. (a)	6,155	390,904
United States Cellular Corp. (a)	40	1,505

		659,873

TOTAL COMMON STOCKS (Cost $454,422,629)		531,820,032

SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (e) (f)	364,767	364,767
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	2,115,003	2,115,003

TOTAL SHORT-TERM INVESTMENTS (Cost $2,479,770)		2,479,770

TOTAL INVESTMENTS — 100.2% (Cost $456,902,399)		534,299,802
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(802,976)

NET ASSETS — 100.0%		$533,496,826

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2017.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$16,812,896	$—	$—	$16,812,896
Air Freight & Logistics	6,024,654	—	—	6,024,654
Airlines	8,110,938	—	—	8,110,938
Auto Components	13,807,129	—	—	13,807,129
Automobiles	4,201,178	—	—	4,201,178
Banks	5,039,493	—	—	5,039,493
Beverages	2,821,221	—	—	2,821,221
Biotechnology	5,925,533	—	—	5,925,533
Building Products	7,940,799	—	—	7,940,799
Capital Markets	21,034,244	—	—	21,034,244
Chemicals	21,245,761	—	—	21,245,761
Commercial Services & Supplies	3,727,667	—	—	3,727,667
Communications Equipment	3,902,018	—	—	3,902,018
Construction & Engineering	2,899,324	—	—	2,899,324

See accompanying notes to financial statements.

24

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Construction Materials	$966,543	$—	$—	$966,543
Consumer Finance	4,754,379	—	—	4,754,379
Containers & Packaging	9,874,968	—	—	9,874,968
Distributors	1,872,925	—	—	1,872,925
Diversified Consumer Services	2,398,422	—	—	2,398,422
Diversified Financial Services	640,571	—	—	640,571
Diversified Telecommunication Services	526,381	—	—	526,381
Electric Utilities	15,016,371	—	—	15,016,371
Electrical Equipment	5,174,156	—	—	5,174,156
Electronic Equipment, Instruments & Components	14,215,418	—	—	14,215,418
Energy Equipment & Services	443,207	—	—	443,207
Equity Real Estate Investment Trusts (REITS)	6,575,512	—	—	6,575,512
Food & Staples Retailing	5,580,131	—	—	5,580,131
Food Products	10,000,845	—	—	10,000,845
Gas Utilities	2,118,462	—	—	2,118,462
Health Care Equipment & Supplies	16,541,678	—	—	16,541,678
Health Care Providers & Services	14,985,410	—	—	14,985,410
Health Care Technology	1,775,906	—	—	1,775,906
Hotels, Restaurants & Leisure	17,629,948	—	—	17,629,948
Household Durables	13,479,775	—	—	13,479,775
Household Products	3,991,602	—	—	3,991,602
Independent Power Producers & Energy Traders	4,081,830	—	—	4,081,830
Industrial Conglomerates	1,358,155	—	—	1,358,155
Insurance	24,761,764	—	—	24,761,764
Internet & Catalog Retail	5,035,569	—	—	5,035,569
Internet Software & Services	5,719,121	—	—	5,719,121
IT Services	17,534,027	—	—	17,534,027
Leisure Equipment & Products	3,043,394	—	—	3,043,394
Life Sciences Tools & Services	6,513,891	—	—	6,513,891
Machinery	20,387,267	—	—	20,387,267
Marine	187,508	—	—	187,508
Media	10,795,378	—	—	10,795,378
Metals & Mining	4,182,714	—	—	4,182,714
Mortgage Real Estate Investment Trust (REITs)	2,957,229	—	—	2,957,229
Multi-Utilities	11,625,899	—	—	11,625,899
Multiline Retail	5,667,225	—	—	5,667,225
Oil, Gas & Consumable Fuels	7,808,868	—	—	7,808,868
Paper & Forest Products	1,079,932	—	—	1,079,932
Personal Products	2,838,900	—	—	2,838,900
Pharmaceuticals	2,492,874	—	—	2,492,874
Professional Services	6,932,565	—	—	6,932,565
Real Estate Investment Trusts (REITs)	18,481,311	—	—	18,481,311
Real Estate Management & Development	3,540,069	—	—	3,540,069
Road & Rail	5,969,578	—	—	5,969,578
Semiconductors & Semiconductor Equipment	20,775,737	—	—	20,775,737
Software	17,627,879	—	—	17,627,879
Specialty Retail	18,293,815	—	—	18,293,815
Technology Hardware, Storage & Peripherals	8,106,197	—	—	8,106,197
Textiles, Apparel & Luxury Goods	13,746,556	—	—	13,746,556
Thrifts & Mortgage Finance	58,603	—	—	58,603
Tobacco	456,259	—	—	456,259
Trading Companies & Distributors	5,677,612	—	—	5,677,612
Transportation Infrastructure	43,271	—	—	43,271
Water Utilities	1,323,697	—	—	1,323,697
Wireless Telecommunication Services	659,873	—	—	659,873
Short-Term Investments	2,479,770	—	—	2,479,770

TOTAL INVESTMENTS	$534,299,802	$—	$—	$534,299,802

See accompanying notes to financial statements.

25

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Corp.	13,473	$1,208,932	$62,872	$1,047,312	$79,721	$(2,110)	3,095	$302,103	$3,668	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	664,600	664,600	44,556,304	44,856,137	—	—	364,767	364,767	12,126	—
State Street Navigator Securities Lending Government Money Market Portfolio	291,833	291,833	18,390,779	16,567,609	—	—	2,115,003	2,115,003	7,888	—

TOTAL		$2,165,365	$63,009,955	$62,471,058	$79,721	$(2,110)		$2,781,873	$23,682	$—

See accompanying notes to financial statements.

26

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.3%
BWX Technologies, Inc.	14,876	$899,849
Harris Corp.	21,542	3,051,424
HEICO Corp.	1,592	150,205
HEICO Corp. Class A,	3,976	314,303
Hexcel Corp.	18,111	1,120,166
Huntington Ingalls Industries, Inc.	9,506	2,240,564
L3 Technologies, Inc.	10,418	2,061,201
Orbital ATK, Inc.	5,809	763,884
Rockwell Collins, Inc.	9,942	1,348,334
Spirit AeroSystems Holdings, Inc. Class A,	14,843	1,295,052
Teledyne Technologies, Inc. (a)	5,471	991,072
Textron, Inc.	15,409	871,995

		15,108,049

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc. (b)	17,389	1,549,186
Expeditors International of Washington, Inc.	35,112	2,271,395

		3,820,581

AIRLINES — 0.1%
JetBlue Airways Corp. (a)	22,608	505,063

AUTO COMPONENTS — 1.1%
Aptiv PLC	15,706	1,332,340
BorgWarner, Inc.	11,641	594,739
Delphi Technologies PLC (a)	3,775	198,074
Gentex Corp.	22,283	466,829
Lear Corp.	12,886	2,276,441
Visteon Corp. (a)	1,917	239,893

		5,108,316

AUTOMOBILES — 0.4%
Harley-Davidson, Inc. (b)	19,263	980,101
Thor Industries, Inc.	4,040	608,909

		1,589,010

BANKS — 0.4%
Associated Banc-Corp.	8,851	224,815
Bank of Hawaii Corp.	2,805	240,389
BankUnited, Inc.	7,326	298,315
Commerce Bancshares, Inc.	5,705	318,567
People’s United Financial, Inc.	17,782	332,523
TCF Financial Corp.	10,637	218,059

		1,632,668

BEVERAGES — 0.7%
Brown-Forman Corp. Class B,	14,005	961,723
Brown-Forman Corp. Class A,	4,041	271,717
Dr. Pepper Snapple Group, Inc.	18,461	1,791,825

		3,025,265

BIOTECHNOLOGY — 0.2%
Bioverativ, Inc. (a)	12,715	685,593

BUILDING PRODUCTS — 1.0%
Allegion PLC	10,064	800,692
AO Smith Corp.	15,325	939,116
Fortune Brands Home & Security, Inc.	8,804	602,546
Lennox International, Inc.	5,730	1,193,330
Owens Corning	11,997	1,103,004

		4,638,688

CAPITAL MARKETS — 3.1%
Affiliated Managers Group, Inc.	5,740	1,178,135
Cboe Global Markets, Inc.	9,278	1,155,946
Eaton Vance Corp.	18,217	1,027,257
FactSet Research Systems, Inc. (b)	9,299	1,792,475
Federated Investors, Inc. Class B, (b)	26,702	963,408
Franklin Resources, Inc.	25,854	1,120,254
Lazard, Ltd. Class A,	11,805	619,763
Legg Mason, Inc.	9,107	382,312
LPL Financial Holdings, Inc.	3,643	208,161
Morningstar, Inc.	6,360	616,729
MSCI, Inc.	7,511	950,442
SEI Investments Co.	20,148	1,447,835
T Rowe Price Group, Inc.	26,187	2,747,802

		14,210,519

CHEMICALS — 2.2%
Albemarle Corp. (b)	5,320	680,375
Ashland Global Holdings, Inc.	11,475	817,020
Axalta Coating Systems, Ltd. (a)	11,791	381,557
Cabot Corp.	7,771	478,616
Celanese Corp. Series A,	8,684	929,883
Eastman Chemical Co.	10,174	942,519
International Flavors & Fragrances, Inc.	9,552	1,457,730
NewMarket Corp.	1,475	586,150
Olin Corp.	10,460	372,167
PPG Industries, Inc.	10,807	1,262,474
RPM International, Inc.	25,516	1,337,549
Scotts Miracle-Gro Co.	5,364	573,894
Valvoline, Inc.	13,163	329,865

		10,149,799

COMMERCIAL SERVICES & SUPPLIES — 1.8%
Cintas Corp.	12,890	2,008,649
Copart, Inc. (a)	26,377	1,139,222
KAR Auction Services, Inc.	14,517	733,254
Republic Services, Inc.	16,302	1,102,178
Rollins, Inc.	10,262	477,491
Stericycle, Inc. (a)	6,732	457,709
Waste Management, Inc.	25,204	2,175,105

		8,093,608

COMMUNICATIONS EQUIPMENT — 0.9%
EchoStar Corp. Class A, (a)	12,965	776,603
F5 Networks, Inc. (a)	6,139	805,560
Motorola Solutions, Inc.	27,112	2,449,298

		4,031,461

CONSTRUCTION & ENGINEERING — 0.8%
Fluor Corp.	8,489	438,457
Jacobs Engineering Group, Inc.	30,096	1,985,132
Quanta Services, Inc. (a)	15,383	601,629
Valmont Industries, Inc.	3,216	533,374

		3,558,592

CONSUMER FINANCE — 0.5%
Discover Financial Services	26,353	2,027,073

See accompanying notes to financial statements.

27

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
CONTAINERS & PACKAGING — 2.9%
AptarGroup, Inc.	11,550	$996,534
Avery Dennison Corp.	21,894	2,514,745
Bemis Co., Inc.	26,117	1,248,131
Berry Global Group, Inc. (a)	5,274	309,426
Crown Holdings, Inc. (a)	23,040	1,296,000
Graphic Packaging Holding Co.	71,110	1,098,649
International Paper Co.	17,366	1,006,186
Owens-Illinois, Inc. (a)	11,886	263,513
Packaging Corp. of America	6,145	740,780
Sealed Air Corp.	16,440	810,492
Silgan Holdings, Inc.	24,524	720,760
Sonoco Products Co.	35,855	1,905,335

		12,910,551

DISTRIBUTORS — 1.1%
Genuine Parts Co.	40,651	3,862,252
Pool Corp.	9,070	1,175,925

		5,038,177

DIVERSIFIED CONSUMER SERVICES — 0.5%
Bright Horizons Family Solutions, Inc. (a)	3,602	338,588
Graham Holdings Co. Class B,	915	510,890
H&R Block, Inc.	35,365	927,270
Service Corp. International	18,623	695,011

		2,471,759

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Leucadia National Corp.	10,965	290,463

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
CenturyLink, Inc.	57,572	960,301

ELECTRIC UTILITIES — 4.0%
Alliant Energy Corp.	26,305	1,120,856
American Electric Power Co., Inc.	16,656	1,225,382
Avangrid, Inc. (b)	4,086	206,670
Edison International	19,785	1,251,203
Entergy Corp.	17,995	1,464,613
Eversource Energy	23,013	1,453,961
Exelon Corp.	37,154	1,464,239
FirstEnergy Corp.	34,768	1,064,596
Great Plains Energy, Inc.	32,843	1,058,858
Hawaiian Electric Industries, Inc.	28,310	1,023,407
OGE Energy Corp.	27,790	914,569
PG&E Corp.	18,866	845,763
Pinnacle West Capital Corp.	13,905	1,184,428
PPL Corp.	33,790	1,045,801
Westar Energy, Inc.	22,493	1,187,630
Xcel Energy, Inc.	34,935	1,680,723

		18,192,699

ELECTRICAL EQUIPMENT — 1.0%
AMETEK, Inc.	16,808	1,218,076
Hubbell, Inc.	9,938	1,345,009
Regal Beloit Corp.	5,149	394,413
Rockwell Automation, Inc.	5,596	1,098,775
Sensata Technologies Holding NV (a) (b)	10,348	528,886

		4,585,159

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
Arrow Electronics, Inc. (a)	6,453	518,886
Avnet, Inc.	7,473	296,080
CDW Corp.	35,064	2,436,597
Corning, Inc.	103,024	3,295,738
Dolby Laboratories, Inc. Class A,	9,718	602,516
FLIR Systems, Inc.	14,988	698,741
Jabil, Inc.	10,170	266,962
Keysight Technologies, Inc. (a)	12,170	506,272
National Instruments Corp.	10,482	436,366

		9,058,158

ENERGY EQUIPMENT & SERVICES — 0.0% (c)
Oceaneering International, Inc.	6,414	135,592

FOOD & STAPLES RETAILING — 1.6%
Casey’s General Stores, Inc. (b)	4,216	471,939
Kroger Co.	58,809	1,614,307
Sysco Corp.	75,586	4,590,338
US Foods Holding Corp. (a)	21,833	697,128

		7,373,712

FOOD PRODUCTS — 3.5%
Bunge, Ltd.	10,657	714,871
Campbell Soup Co. (b)	19,950	959,794
Flowers Foods, Inc.	24,852	479,892
General Mills, Inc.	36,402	2,158,274
Hershey Co.	11,759	1,334,764
Hormel Foods Corp. (b)	41,558	1,512,296
Ingredion, Inc.	9,546	1,334,531
J.M. Smucker Co.	15,941	1,980,510
Kellogg Co. (b)	11,936	811,409
Lamb Weston Holdings, Inc.	15,766	889,991
McCormick & Co., Inc.	16,711	1,703,018
Pinnacle Foods, Inc.	8,612	512,156
Seaboard Corp.	32	141,120
Tyson Foods, Inc. Class A,	17,067	1,383,622

		15,916,248

GAS UTILITIES — 0.5%
Atmos Energy Corp.	9,652	829,010
National Fuel Gas Co. (b)	3,815	209,482
UGI Corp.	24,283	1,140,087

		2,178,579

HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Baxter International, Inc.	69,416	4,487,050
Cooper Cos., Inc.	3,236	705,060
Hill-Rom Holdings, Inc.	6,181	520,996
ResMed, Inc.	6,548	554,550
STERIS PLC	9,350	817,845
Teleflex, Inc.	4,641	1,154,774
Varian Medical Systems, Inc. (a) .	12,772	1,419,608
West Pharmaceutical Services, Inc.	8,223	811,363

		10,471,246

HEALTH CARE PROVIDERS & SERVICES — 4.9%
AmerisourceBergen Corp.	10,754	987,432
Cardinal Health, Inc.	47,773	2,927,052
Cigna Corp.	11,769	2,390,166
DaVita, Inc. (a)	31,184	2,253,044
Express Scripts Holding Co. (a)	46,179	3,446,801
Henry Schein, Inc. (a)	28,421	1,986,059
Laboratory Corp. of America Holdings (a)	12,119	1,933,102

See accompanying notes to financial statements.

28

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
LifePoint Health, Inc. (a)	7,224	$359,755
McKesson Corp.	10,273	1,602,074
MEDNAX, Inc. (a)	15,727	840,451
Patterson Cos., Inc. (b)	19,318	697,959
Quest Diagnostics, Inc.	15,106	1,487,790
Universal Health Services, Inc. Class B,	11,416	1,294,004

		22,205,689

HEALTH CARE TECHNOLOGY — 0.4%
Cerner Corp. (a)	28,403	1,914,078

HOTELS, RESTAURANTS & LEISURE — 2.5%
Aramark	31,131	1,330,539
Carnival Corp.	19,156	1,271,384
Choice Hotels International, Inc.	2,752	213,555
Darden Restaurants, Inc.	23,404	2,247,252
Domino’s Pizza, Inc. (b)	3,409	644,165
Dunkin’ Brands Group, Inc.	5,129	330,667
Hyatt Hotels Corp. Class A, (a)	4,149	305,117
Six Flags Entertainment Corp. (b)	8,341	555,260
Vail Resorts, Inc.	3,126	664,181
Wyndham Worldwide Corp.	12,270	1,421,725
Yum China Holdings, Inc.	19,081	763,622
Yum! Brands, Inc.	16,842	1,374,475

		11,121,942

HOUSEHOLD DURABLES — 1.9%
CalAtlantic Group, Inc.	3,512	198,042
Garmin, Ltd.	28,490	1,697,149
Leggett & Platt, Inc.	36,856	1,759,137
Mohawk Industries, Inc. (a)	4,686	1,292,867
NVR, Inc. (a)	715	2,508,377
Tupperware Brands Corp.	9,438	591,763
Whirlpool Corp.	3,524	594,287

		8,641,622

HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc.	33,966	1,704,074
Clorox Co.	10,742	1,597,765
Kimberly-Clark Corp.	14,136	1,705,650
Spectrum Brands Holdings, Inc. (b)	2,410	270,884

		5,278,373

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
AES Corp.	74,434	806,120
Calpine Corp. (a)	13,844	209,460
Vistra Energy Corp. (a) (b)	14,244	260,950

		1,276,530

INDUSTRIAL CONGLOMERATES — 0.5%
Carlisle Cos., Inc.	19,264	2,189,354

INSURANCE — 9.2%
Aflac, Inc.	21,349	1,874,015
Alleghany Corp. (a)	1,787	1,065,213
Allstate Corp.	16,447	1,722,165
American Financial Group, Inc.	9,006	977,511
American National Insurance Co.	891	114,271
Aon PLC	10,849	1,453,766
Arch Capital Group, Ltd. (a)	12,195	1,106,940
Arthur J Gallagher & Co.	25,811	1,633,320
Aspen Insurance Holdings, Ltd.	12,385	502,831
Assurant, Inc.	7,382	744,401
Assured Guaranty, Ltd.	6,066	205,455
Axis Capital Holdings, Ltd.	18,049	907,143
Brown & Brown, Inc.	22,114	1,137,986
Cincinnati Financial Corp.	20,242	1,517,543
CNA Financial Corp.	2,453	130,132
Erie Indemnity Co. Class A,	5,796	706,185
Everest Re Group, Ltd.	12,223	2,704,461
First American Financial Corp.	29,637	1,660,857
FNF Group	45,246	1,775,453
Hanover Insurance Group, Inc.	7,067	763,801
Loews Corp.	17,663	883,680
Marsh & McLennan Cos., Inc.	28,852	2,348,264
Mercury General Corp.	3,200	171,008
Old Republic International Corp.	51,186	1,094,357
ProAssurance Corp.	8,469	484,003
Progressive Corp.	52,340	2,947,789
Reinsurance Group of America, Inc.	8,780	1,369,065
RenaissanceRe Holdings, Ltd.	11,266	1,414,897
Torchmark Corp.	23,245	2,108,554
Travelers Cos., Inc.	15,870	2,152,607
Unum Group	19,040	1,045,106
Validus Holdings, Ltd.	23,826	1,117,916
WR Berkley Corp.	19,602	1,404,483
XL Group, Ltd.	14,660	515,446

		41,760,624

INTERNET & CATALOG RETAIL — 0.4%
Liberty Interactive Corp. QVC Group Class A, (a)	38,862	949,010
Liberty Ventures Series A, (a)	15,451	838,062

		1,787,072

INTERNET SOFTWARE & SERVICES — 0.4%
VeriSign, Inc. (a) (b)	17,661	2,021,125

IT SERVICES — 3.6%
Alliance Data Systems Corp.	2,519	638,516
Amdocs, Ltd.	52,414	3,432,069
Booz Allen Hamilton Holding Corp.	7,941	302,790
Broadridge Financial Solutions, Inc.	17,175	1,555,712
CoreLogic, Inc. (a)	6,569	303,553
DST Systems, Inc.	9,834	610,396
Fiserv, Inc. (a)	10,069	1,320,348
Gartner, Inc. (a)	9,310	1,146,527
Genpact, Ltd.	34,078	1,081,636
Jack Henry & Associates, Inc.	14,356	1,679,078
Paychex, Inc.	27,581	1,877,714
Sabre Corp.	20,477	419,779
Teradata Corp. (a)	14,394	553,593
Total System Services, Inc.	7,913	625,839
Western Union Co. (b)	29,640	563,456

		16,111,006

LEISURE EQUIPMENT & PRODUCTS — 0.4%
Brunswick Corp.	7,629	421,273
Hasbro, Inc.	11,075	1,006,607
Mattel, Inc. (b)	25,116	386,284

		1,814,164

LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	15,823	1,059,667

See accompanying notes to financial statements.

29

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Bio-Rad Laboratories, Inc. Class A, (a)	1,812	$432,470
Bio-Techne Corp.	5,366	695,165
Charles River Laboratories International, Inc. (a)	3,793	415,144
Mettler-Toledo International, Inc. (a)	1,555	963,354
PerkinElmer, Inc.	8,094	591,833
Waters Corp. (a)	4,843	935,619

		5,093,252

MACHINERY — 3.7%
AGCO Corp.	5,115	365,364
Allison Transmission Holdings, Inc.	12,922	556,551
Crane Co.	7,347	655,499
Cummins, Inc.	8,093	1,429,547
Donaldson Co., Inc.	17,345	849,038
Graco, Inc.	16,296	736,905
IDEX Corp.	6,914	912,441
Ingersoll-Rand PLC	14,998	1,337,672
ITT, Inc.	15,158	808,982
Lincoln Electric Holdings, Inc.	5,651	517,519
Nordson Corp.	3,523	515,767
Parker-Hannifin Corp.	6,184	1,234,203
Snap-on, Inc. (b)	14,091	2,456,061
Stanley Black & Decker, Inc.	11,966	2,030,510
Timken Co.	6,577	323,260
Toro Co.	21,503	1,402,641
WABCO Holdings, Inc. (a)	4,320	619,920

		16,751,880

MARINE — 0.1%
Kirby Corp. (a)	4,794	320,239

MEDIA — 2.7%
AMC Networks, Inc. Class A, (a) (b)	6,516	352,385
Cable One, Inc.	642	451,551
Cinemark Holdings, Inc.	17,120	596,118
Discovery Communications, Inc. Class A, (a) (b)	14,313	320,325
Discovery Communications, Inc. Class C, (a) (b)	19,088	404,093
Interpublic Group of Cos., Inc.	37,443	754,851
John Wiley & Sons, Inc. Class A, .	14,842	975,861
Liberty Broadband Corp. Class C, (a)	4,587	390,629
Liberty Media Corp.-Liberty Formula One Class A, (a) (b)	3,394	111,052
Liberty Media Corp.-Liberty SiriusXM Class A, (a)	5,188	205,756
Liberty Media Corp.-Liberty SiriusXM Class C, (a)	10,245	406,317
Live Nation Entertainment, Inc. (a)	7,417	315,742
News Corp. Class A,	75,765	1,228,151
News Corp. Class B,	25,394	421,540
Omnicom Group, Inc.	35,205	2,563,980
Regal Entertainment Group Class A,	35,334	813,035
Scripps Networks Interactive, Inc. Class A,	15,374	1,312,632
Sirius XM Holdings, Inc. (b)	71,351	382,441
TEGNA, Inc.	12,145	171,002

		12,177,461

METALS & MINING — 0.1%
Reliance Steel & Aluminum Co.	5,188	445,078

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.7%
AGNC Investment Corp. REIT	33,503	676,426
Chimera Investment Corp. REIT	62,105	1,147,700
MFA Financial, Inc. REIT	50,302	398,392
New Residential Investment Corp. REIT	33,862	605,453
Starwood Property Trust, Inc. REIT	16,953	361,946

		3,189,917

MULTI-UTILITIES — 3.2%
Ameren Corp.	33,510	1,976,755
CenterPoint Energy, Inc.	58,531	1,659,939
CMS Energy Corp.	27,331	1,292,756
Consolidated Edison, Inc.	19,537	1,659,668
DTE Energy Co.	12,861	1,407,765
MDU Resources Group, Inc.	22,691	609,934
NiSource, Inc.	29,471	756,521
Public Service Enterprise Group, Inc.	35,978	1,852,867
SCANA Corp.	14,240	566,467
Vectren Corp.	15,800	1,027,316
WEC Energy Group, Inc.	26,294	1,746,711

		14,556,699

MULTILINE RETAIL — 2.3%
Dollar General Corp.	29,672	2,759,793
Dollar Tree, Inc. (a)	20,043	2,150,814
Kohl’s Corp. (b)	7,812	423,645
Nordstrom, Inc.	19,048	902,494
Target Corp.	63,088	4,116,492

		10,353,238

PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp.	9,940	492,229

PERSONAL PRODUCTS — 0.5%
Edgewell Personal Care Co. (a)	3,884	230,671
Estee Lauder Cos., Inc. Class A,	17,326	2,204,560

		2,435,231

PROFESSIONAL SERVICES — 1.6%
Dun & Bradstreet Corp.	3,429	406,028
Equifax, Inc.	11,134	1,312,921
ManpowerGroup, Inc.	10,573	1,333,361
Nielsen Holdings PLC	30,620	1,114,568
Robert Half International, Inc.	33,936	1,884,806
Verisk Analytics, Inc. (a)	12,230	1,174,080

		7,225,764

REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.1%
Annaly Capital Management, Inc. REIT	125,520	1,492,433
Apple Hospitality REIT, Inc.	29,017	569,023
AvalonBay Communities, Inc. REIT	5,348	954,137
Brixmor Property Group, Inc. REIT	35,614	664,557
Camden Property Trust REIT	18,879	1,738,001
CubeSmart REIT	8,490	245,531
DCT Industrial Trust, Inc. REIT	4,659	273,856
Duke Realty Corp. REIT	21,806	593,341
Empire State Realty Trust, Inc. Class A, REIT	8,664	177,872
EPR Properties REIT	8,408	550,388

See accompanying notes to financial statements.

30

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Equity Commonwealth REIT (a)	8,984	$274,102
Equity LifeStyle Properties, Inc. REIT	8,230	732,635
Equity Residential REIT	74,827	4,771,718
Extra Space Storage, Inc. REIT	10,135	886,306
Federal Realty Investment Trust REIT	4,954	657,941
Gaming and Leisure Properties, Inc. REIT	21,398	791,726
GGP, Inc. REIT	37,578	878,949
Highwoods Properties, Inc. REIT	6,564	334,173
Hospitality Properties Trust REIT	25,879	772,488
Host Hotels & Resorts, Inc. REIT	90,076	1,788,009
JBG SMITH Properties REIT	5,462	189,695
Kilroy Realty Corp. REIT	8,045	600,559
Kimco Realty Corp. REIT	22,860	414,909
Lamar Advertising Co. Class A, REIT	18,291	1,357,924
Liberty Property Trust REIT	26,264	1,129,615
Life Storage, Inc. REIT	3,174	282,708
Macerich Co. REIT	15,756	1,034,854
Medical Properties Trust, Inc. REIT	19,932	274,663
National Retail Properties, Inc. REIT	12,818	552,840
Omega Healthcare Investors, Inc. REIT	22,136	609,625
Outfront Media, Inc. REIT	9,441	219,031
Piedmont Office Realty Trust, Inc. Class A, REIT	16,656	326,624
Retail Properties of America, Inc. Class A, REIT	46,222	621,224
Rayonier, Inc. REIT	26,328	832,755
Senior Housing Properties Trust REIT	15,162	290,352
STORE Capital Corp. REIT (b)	9,765	254,281
Tanger Factory Outlet Centers, Inc. REIT (b)	33,706	893,546
Taubman Centers, Inc. REIT (b)	7,120	465,862
Two Harbors Investment Corp. (b)	23,770	386,500
Vornado Realty Trust REIT	11,501	899,148
Weingarten Realty Investors REIT	27,307	897,581
WP Carey, Inc. REIT	8,267	569,596

		32,251,078

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CBRE Group, Inc. Class A, (a)	15,684	679,274
Jones Lang LaSalle, Inc.	4,587	683,142
Realogy Holdings Corp.	9,541	252,836

		1,615,252

ROAD & RAIL — 1.5%
AMERCO	449	169,682
JB Hunt Transport Services, Inc.	24,901	2,863,117
Kansas City Southern	5,638	593,230
Landstar System, Inc.	12,426	1,293,547
Old Dominion Freight Line, Inc.	8,690	1,143,169
Ryder System, Inc.	7,947	668,899

		6,731,644

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
Maxim Integrated Products, Inc.	26,942	1,408,528
Teradyne, Inc.	19,353	810,310
Versum Materials, Inc.	17,122	648,068
Xilinx, Inc.	26,923	1,815,148

		4,682,054

SOFTWARE — 2.0%
ANSYS, Inc. (a)	13,320	1,965,899
CA, Inc.	45,203	1,504,356
Cadence Design Systems, Inc. (a) .	44,433	1,858,188
Synopsys, Inc. (a)	38,308	3,265,374
Tyler Technologies, Inc. (a)	3,465	613,478

		9,207,295

SPECIALTY RETAIL — 4.8%
Advance Auto Parts, Inc.	4,806	479,110
AutoNation, Inc. (a)	6,266	321,634
AutoZone, Inc. (a)	5,076	3,610,914
Bed Bath & Beyond, Inc.	46,185	1,015,608
Dick’s Sporting Goods, Inc.	14,838	426,444
Floor & Decor Holdings, Inc. Class A, (a)	639	31,107
Foot Locker, Inc.	33,309	1,561,526
L Brands, Inc. (b)	23,712	1,427,937
Michaels Cos., Inc. (a)	7,996	193,423
Murphy USA, Inc. (a)	5,700	458,052
O’Reilly Automotive, Inc. (a)	8,260	1,986,860
Ross Stores, Inc.	33,499	2,688,295
Sally Beauty Holdings, Inc. (a)	26,769	502,186
Signet Jewelers, Ltd. (b)	5,876	332,288
Tiffany & Co.	8,598	893,762
TJX Cos., Inc.	36,319	2,776,951
Tractor Supply Co.	25,035	1,871,366
Williams-Sonoma, Inc.	18,482	955,519

		21,532,982

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
NetApp, Inc.	52,171	2,886,100
Xerox Corp.	11,320	329,978

		3,216,078

TEXTILES,APPAREL & LUXURY GOODS — 1.1%
Carter’s, Inc.	17,234	2,024,822
Ralph Lauren Corp.	6,343	657,706
VF Corp.	31,769	2,350,906

		5,033,434

THRIFTS & MORTGAGE FINANCE — 0.1%
New York Community Bancorp, Inc.	43,708	569,078

TRADING COMPANIES & DISTRIBUTORS — 1.7%
Air Lease Corp.	7,309	351,490
Fastenal Co. (b)	22,746	1,243,979
MSC Industrial Direct Co., Inc. Class A,	14,245	1,376,922
W.W. Grainger, Inc. (b)	13,206	3,119,917
Watsco, Inc.	10,441	1,775,387

		7,867,695

TRANSPORTATION INFRASTRUCTURE — 0.1% (c)
Macquarie Infrastructure Corp.	3,248	208,522

WATER UTILITIES — 0.4%
American Water Works Co., Inc.	13,739	1,256,981
Aqua America, Inc.	18,420	722,617

		1,979,598

See accompanying notes to financial statements.

31

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	10,646	$295,959
United States Cellular Corp. (a)	1,964	73,905

		369,864

TOTAL COMMON STOCKS (Cost $375,572,132)		452,194,070

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e) (Cost $466,350)	466,350	466,350

TOTAL INVESTMENTS — 99.9% (Cost $376,038,482)		452,660,420
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		667,566

NET ASSETS — 100.0%		$453,327,986

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$15,108,049	$—	$—	$15,108,049
Air Freight & Logistics	3,820,581	—	—	3,820,581
Airlines	505,063	—	—	505,063
Auto Components	5,108,316	—	—	5,108,316
Automobiles	1,589,010	—	—	1,589,010
Banks	1,632,668	—	—	1,632,668
Beverages	3,025,265	—	—	3,025,265
Biotechnology	685,593	—	—	685,593
Building Products	4,638,688	—	—	4,638,688
Capital Markets	14,210,519	—	—	14,210,519
Chemicals	10,149,799	—	—	10,149,799
Commercial Services & Supplies	8,093,608	—	—	8,093,608
Communications Equipment	4,031,461	—	—	4,031,461
Construction & Engineering	3,558,592	—	—	3,558,592
Consumer Finance	2,027,073	—	—	2,027,073
Containers & Packaging	12,910,551	—	—	12,910,551
Distributors	5,038,177	—	—	5,038,177
Diversified Consumer Services	2,471,759	—	—	2,471,759
Diversified Financial Services	290,463	—	—	290,463
Diversified Telecommunication Services	960,301	—	—	960,301
Electric Utilities	18,192,699	—	—	18,192,699
Electrical Equipment	4,585,159	—	—	4,585,159
Electronic Equipment, Instruments & Components	9,058,158	—	—	9,058,158
Energy Equipment & Services	135,592	—	—	135,592
Food & Staples Retailing	7,373,712	—	—	7,373,712
Food Products	15,916,248	—	—	15,916,248
Gas Utilities	2,178,579	—	—	2,178,579
Health Care Equipment & Supplies	10,471,246	—	—	10,471,246
Health Care Providers & Services	22,205,689	—	—	22,205,689
Health Care Technology	1,914,078	—	—	1,914,078

See accompanying notes to financial statements.

32

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Hotels, Restaurants & Leisure	$11,121,942	$—	$—	$11,121,942
Household Durables	8,641,622	—	—	8,641,622
Household Products	5,278,373	—	—	5,278,373
Independent Power Producers & Energy Traders	1,276,530	—	—	1,276,530
Industrial Conglomerates	2,189,354	—	—	2,189,354
Insurance	41,760,624	—	—	41,760,624
Internet & Catalog Retail	1,787,072	—	—	1,787,072
Internet Software & Services	2,021,125	—	—	2,021,125
IT Services	16,111,006	—	—	16,111,006
Leisure Equipment & Products	1,814,164	—	—	1,814,164
Life Sciences Tools & Services	5,093,252	—	—	5,093,252
Machinery	16,751,880	—	—	16,751,880
Marine	320,239	—	—	320,239
Media	12,177,461	—	—	12,177,461
Metals & Mining	445,078	—	—	445,078
Mortgage Real Estate Investment Trust (REITs)	3,189,917	—	—	3,189,917
Multi-Utilities	14,556,699	—	—	14,556,699
Multiline Retail	10,353,238	—	—	10,353,238
Paper & Forest Products	492,229	—	—	492,229
Personal Products	2,435,231	—	—	2,435,231
Professional Services	7,225,764	—	—	7,225,764
Real Estate Investment Trusts (REITs)	32,251,078	—	—	32,251,078
Real Estate Management & Development	1,615,252	—	—	1,615,252
Road & Rail	6,731,644	—	—	6,731,644
Semiconductors & Semiconductor Equipment	4,682,054	—	—	4,682,054
Software	9,207,295	—	—	9,207,295
Specialty Retail	21,532,982	—	—	21,532,982
Technology Hardware, Storage & Peripherals	3,216,078	—	—	3,216,078
Textiles, Apparel & Luxury Goods	5,033,434	—	—	5,033,434
Thrifts & Mortgage Finance	569,078	—	—	569,078
Trading Companies & Distributors	7,867,695	—	—	7,867,695
Transportation Infrastructure	208,522	—	—	208,522
Water Utilities	1,979,598	—	—	1,979,598
Wireless Telecommunication Services	369,864	—	—	369,864
Short-Term Investments	466,350	—	—	466,350

TOTAL INVESTMENTS	$452,660,420	$—	$—	$452,660,420

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	372,776	$372,776	$33,232,905	$33,139,331	$—	$—	466,350	$466,350	$9,411	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	10,586,535	10,586,535	—	—	—	—	2,194	—

Total			$43,819,440	$43,725,866					$11,605

See accompanying notes to financial statements.

33

SPDR S&P 500 Buyback ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.1%
Boeing Co.	441	$130,055

AIRLINES — 3.8%
American Airlines Group, Inc.	2,180	113,425
Delta Air Lines, Inc.	2,129	119,224
Southwest Airlines Co.	1,944	127,235
United Continental Holdings, Inc. (a) .	1,720	115,928

		475,812

AUTO COMPONENTS — 0.9%
Goodyear Tire & Rubber Co.	3,480	112,439

AUTOMOBILES — 1.8%
General Motors Co.	2,533	103,828
Harley-Davidson, Inc. (b)	2,465	125,419

		229,247

BANKS — 9.2%
Bank of America Corp.	4,449	131,335
Citigroup, Inc.	1,593	118,535
Citizens Financial Group, Inc.	3,108	130,474
Comerica, Inc.	1,521	132,038
Fifth Third Bancorp	4,095	124,242
M&T Bank Corp.	704	120,377
PNC Financial Services Group, Inc.	859	123,945
Regions Financial Corp.	7,749	133,903
SunTrust Banks, Inc.	1,933	124,852

		1,139,701

CAPITAL MARKETS — 5.9%
Ameriprise Financial, Inc.	752	127,442
Bank of New York Mellon Corp.	2,102	113,214
Goldman Sachs Group, Inc.	482	122,794
Morgan Stanley	2,379	124,826
State Street Corp. (c)	1,157	112,935
T Rowe Price Group, Inc.	1,210	126,965

		728,176

CHEMICALS — 1.0%
LyondellBasell Industries NV Class A,	1,176	129,736

COMMUNICATIONS EQUIPMENT — 1.0%
F5 Networks, Inc. (a)	991	130,039

CONSUMER FINANCE — 5.4%
American Express Co.	1,237	122,846
Capital One Financial Corp.	1,346	134,035
Discover Financial Services	1,799	138,379
Navient Corp.	9,890	131,735
Synchrony Financial	3,729	143,977

		670,972

CONTAINERS & PACKAGING — 1.0%
Sealed Air Corp.	2,579	127,145

DIVERSIFIED CONSUMER SERVICES — 1.0%
H&R Block, Inc.	4,560	119,563

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Corning, Inc.	3,864	123,609

FOOD & STAPLES RETAILING — 2.2%
Kroger Co.	5,396	148,120
Sysco Corp.	2,111	128,201

		276,321

FOOD PRODUCTS — 1.1%
Tyson Foods, Inc. Class A,	1,637	132,712

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
IDEXX Laboratories, Inc. (a)	720	112,593
Intuitive Surgical, Inc. (a)	320	116,781

		229,374

HEALTH CARE PROVIDERS & SERVICES — 7.6%
Aetna, Inc.	751	135,473
AmerisourceBergen Corp.	1,447	132,864
DaVita, Inc. (a)	2,100	151,725
Express Scripts Holding Co. (a)	2,011	150,101
HCA Healthcare, Inc. (a)	1,541	135,361
Humana, Inc.	488	121,058
McKesson Corp.	781	121,797

		948,379

HOTELS, RESTAURANTS & LEISURE — 4.0%
Marriott International, Inc. Class A,	998	135,458
McDonald’s Corp.	695	119,623
Wyndham Worldwide Corp.	1,041	120,621
Yum! Brands, Inc.	1,508	123,068

		498,770

HOUSEHOLD DURABLES — 1.1%
PulteGroup, Inc.	4,246	141,180

INSURANCE — 9.2%
American International Group, Inc.	1,840	109,627
Aon PLC	778	104,252
Assurant, Inc.	1,201	121,109
Hartford Financial Services Group, Inc.	2,052	115,487
Lincoln National Corp.	1,535	117,995
MetLife, Inc.	2,179	110,170
Prudential Financial, Inc.	1,053	121,074
Travelers Cos., Inc.	907	123,025
Unum Group	2,211	121,362
XL Group, Ltd.	2,800	98,448

		1,142,549

INTERNET SOFTWARE & SERVICES — 1.9%
eBay, Inc. (a)	2,996	113,069
VeriSign, Inc. (a) (b)	1,062	121,535

		234,604

IT SERVICES — 4.7%
Alliance Data Systems Corp	503	127,501
Cognizant Technology Solutions Corp. Class A,	1,562	110,933
Fiserv, Inc. (a)	910	119,328
Visa, Inc. Class A,	1,057	120,519
Western Union Co.	5,805	110,353

		588,634

LIFE SCIENCES TOOLS & SERVICES — 1.8%
IQVIA Holdings, Inc. (a)	1,158	113,368
Mettler-Toledo International, Inc. (a)	176	109,036

		222,404

See accompanying notes to financial statements.

34

SPDR S&P 500 Buyback ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
MEDIA — 2.9%
CBS Corp. Class B,	2,030	$119,770
Charter Communications, Inc. Class A, (a)	323	108,515
Discovery Communications, Inc. Class A, (a) (b)	2,682	60,023
Discovery Communications, Inc. Class C, (a) (b)	3,540	74,942

		363,250

MULTILINE RETAIL — 3.2%
Kohl’s Corp.	2,727	147,885
Nordstrom, Inc.	2,694	127,642
Target Corp.	1,888	123,192

		398,719

OIL, GAS & CONSUMABLE FUELS — 2.2%
Marathon Petroleum Corp.	2,039	134,533
Valero Energy Corp.	1,472	135,292

		269,825

PHARMACEUTICALS — 0.7%
Allergan PLC	566	92,586

PROFESSIONAL SERVICES — 1.0%
IHS Markit, Ltd. (a)	2,617	118,158

ROAD & RAIL — 1.0%
CSX Corp.	2,175	119,647

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Lam Research Corp.	609	112,099
Skyworks Solutions, Inc.	1,090	103,495

		215,594

SOFTWARE — 3.7%
ANSYS, Inc. (a)	884	130,470
Autodesk, Inc. (a)	971	101,790
Cadence Design Systems, Inc. (a)	2,736	114,419
Synopsys, Inc. (a)	1,358	115,756

		462,435

SPECIALTY RETAIL — 7.1%
AutoZone, Inc. (a)	192	136,583
Best Buy Co., Inc.	2,086	142,829
CarMax, Inc. (a)	1,541	98,824
Home Depot, Inc.	703	133,240
Lowe’s Cos., Inc.	1,396	129,744
O’Reilly Automotive, Inc. (a)	548	131,816
Signet Jewelers, Ltd.	1,937	109,537

		882,573

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.2%
Apple, Inc.	732	123,876
Hewlett Packard Enterprise Co.	7,715	110,787
NetApp, Inc.	2,635	145,768
Seagate Technology PLC (b)	3,341	139,788

		520,219

TEXTILES,APPAREL & LUXURY GOODS — 2.3%
Michael Kors Holdings, Ltd. (a)	2,406	151,458
VF Corp.	1,799	133,126

		284,584

TRADING COMPANIES & DISTRIBUTORS — 1.2%
W.W. Grainger, Inc.	635	150,019

TOTAL COMMON STOCKS (Cost $11,008,344)		12,409,030

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e) (Cost $29,034)	29,034	29,034

TOTAL INVESTMENTS — 100.0% (Cost $11,037,378)		12,438,064
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (f)		5,382

NET ASSETS — 100.0%		$12,443,446

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.
(f)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$130,055	$—	$—	$130,055
Airlines	475,812	—	—	475,812

See accompanying notes to financial statements.

35

SPDR S&P 500 Buyback ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Auto Components	$112,439	$—	$—	$112,439
Automobiles	229,247	—	—	229,247
Banks	1,139,701	—	—	1,139,701
Capital Markets	728,176	—	—	728,176
Chemicals	129,736	—	—	129,736
Communications Equipment	130,039	—	—	130,039
Consumer Finance	670,972	—	—	670,972
Containers & Packaging	127,145	—	—	127,145
Diversified Consumer Services	119,563	—	—	119,563
Electronic Equipment, Instruments & Components	123,609	—	—	123,609
Food & Staples Retailing	276,321	—	—	276,321
Food Products	132,712	—	—	132,712
Health Care Equipment & Supplies	229,374	—	—	229,374
Health Care Providers & Services	948,379	—	—	948,379
Hotels, Restaurants & Leisure	498,770	—	—	498,770
Household Durables	141,180	—	—	141,180
Insurance	1,142,549	—	—	1,142,549
Internet Software & Services	234,604	—	—	234,604
IT Services	588,634	—	—	588,634
Life Sciences Tools & Services	222,404	—	—	222,404
Media	363,250	—	—	363,250
Multiline Retail	398,719	—	—	398,719
Oil, Gas & Consumable Fuels	269,825	—	—	269,825
Pharmaceuticals	92,586	—	—	92,586
Professional Services	118,158	—	—	118,158
Road & Rail	119,647	—	—	119,647
Semiconductors & Semiconductor Equipment	215,594	—	—	215,594
Software	462,435	—	—	462,435
Specialty Retail	882,573	—	—	882,573
Technology Hardware, Storage & Peripherals	520,219	—	—	520,219
Textiles, Apparel & Luxury Goods	284,584	—	—	284,584
Trading Companies & Distributors	150,019	—	—	150,019
Short-Term Investments	29,034	—	—	29,034

TOTAL INVESTMENTS	$12,438,064	$—	$—	$12,438,064

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Corp.	1,033	$92,691	$28,619	$17,806	$2,451	$6,980	1,157	$112,935	$881	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,535	9,535	239,994	220,495	—	—	29,034	29,034	109	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	684,901	684,901	—	—	—	—	45	—

TOTAL		$102,226	$953,514	$923,202	$2,451	$6,980		$141,969	$1,035	$—

See accompanying notes to financial statements.

36

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.3%
AAR Corp.	18	$707
Aerojet Rocketdyne Holdings, Inc. (a)	48	1,498
Aerovironment, Inc. (a)	9	505
Arconic, Inc.	313	8,529
Boeing Co.	355	104,693
Cubic Corp.	15	884
Curtiss-Wright Corp.	12	1,462
Engility Holdings, Inc. (a)	36	1,021
Esterline Technologies Corp. (a)	21	1,569
General Dynamics Corp.	113	22,990
Huntington Ingalls Industries, Inc.	21	4,950
KLX, Inc. (a)	38	2,594
L3 Technologies, Inc.	47	9,299
Lockheed Martin Corp.	144	46,231
Mercury Systems, Inc. (a)	18	924
Moog, Inc. Class A, (a)	33	2,866
National Presto Industries, Inc. (b)	6	597
Northrop Grumman Corp.	78	23,939
Orbital ATK, Inc.	36	4,734
Raytheon Co.	123	23,106
Rockwell Collins, Inc.	44	5,967
Teledyne Technologies, Inc. (a)	21	3,804
Textron, Inc.	177	10,016
TransDigm Group, Inc. (b)	8	2,197
Triumph Group, Inc. (b)	105	2,856
United Technologies Corp.	496	63,275

		351,213

AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	68	3,988
C.H. Robinson Worldwide, Inc. (b)	69	6,147
Expeditors International of Washington, Inc.	66	4,270
FedEx Corp.	152	37,930
Forward Air Corp.	9	517
Hub Group, Inc. Class A, (a)	21	1,006
United Parcel Service, Inc. Class B,	456	54,332

		108,190

AIRLINES — 1.2%
Alaska Air Group, Inc.	71	5,219
Allegiant Travel Co. (b)	9	1,393
American Airlines Group, Inc.	982	51,094
Delta Air Lines, Inc.	806	45,136
Hawaiian Holdings, Inc.	33	1,315
JetBlue Airways Corp. (a)	407	9,092
SkyWest, Inc.	84	4,460
Southwest Airlines Co.	305	19,962
United Continental Holdings, Inc. (a)	585	39,429

		177,100

AUTO COMPONENTS — 0.4%
American Axle & Manufacturing Holdings, Inc. (a)	186	3,168
Aptiv PLC	153	12,979
BorgWarner, Inc.	132	6,744
Cooper Tire & Rubber Co. (b)	63	2,227
Cooper-Standard Holdings, Inc. (a)	21	2,573
Dana, Inc.	313	10,019
Delphi Technologies PLC (a)	51	2,676
Dorman Products, Inc. (a)	21	1,284
Gentex Corp.	96	2,011
Goodyear Tire & Rubber Co.	307	9,919
LCI Industries	12	1,560
Standard Motor Products, Inc.	21	943
Superior Industries International, Inc.	24	356

		56,459

AUTOMOBILES — 1.6%
Ford Motor Co.	8,837	110,374
General Motors Co.	2,987	122,437
Harley-Davidson, Inc. (b)	111	5,648
Thor Industries, Inc.	36	5,426
Winnebago Industries, Inc.	15	834

		244,719

BANKS — 8.7%
Associated Banc-Corp.	123	3,124
BancorpSouth Bank	78	2,453
Bank of America Corp.	7,433	219,422
Bank of Hawaii Corp.	30	2,571
Bank of the Ozarks, Inc. (b)	24	1,163
Banner Corp.	24	1,323
BB&T Corp.	562	27,943
Boston Private Financial Holdings, Inc.	39	603
Brookline Bancorp, Inc.	42	659
Cathay General Bancorp	39	1,645
Chemical Financial Corp.	30	1,604
Citigroup, Inc.	3,251	241,907
Citizens Financial Group, Inc.	370	15,533
City Holding Co.	12	810
Columbia Banking System, Inc.	18	782
Comerica, Inc.	87	7,552
Commerce Bancshares, Inc.	53	2,960
Community Bank System, Inc. (b)	24	1,290
Cullen/Frost Bankers, Inc.	57	5,395
CVB Financial Corp. (b)	63	1,484
East West Bancorp, Inc.	66	4,015
Fifth Third Bancorp	631	19,145
First BanCorp (a)	337	1,719
First Commonwealth Financial Corp.	84	1,203
First Financial Bancorp	48	1,265
First Financial Bankshares, Inc. (b)	30	1,351
First Horizon National Corp.	198	3,958
First Midwest Bancorp, Inc.	51	1,225
FNB Corp.	114	1,575
Fulton Financial Corp.	132	2,363
Glacier Bancorp, Inc. (b)	51	2,009
Hancock Holding Co.	84	4,158
Hanmi Financial Corp.	24	728
Home BancShares, Inc.	48	1,116
Hope Bancorp, Inc.	54	985
Huntington Bancshares, Inc.	538	7,833
Independent Bank Corp.	12	838
International Bancshares Corp.	54	2,144
JPMorgan Chase & Co.	2,649	283,284
KeyCorp.	610	12,304
LegacyTexas Financial Group, Inc.	15	633
M&T Bank Corp.	78	13,337
MB Financial, Inc.	33	1,469

See accompanying notes to financial statements.

37

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
NBT Bancorp, Inc.	27	$994
OFG Bancorp	150	1,410
Old National Bancorp	144	2,513
PacWest Bancorp	66	3,326
People’s United Financial, Inc.	283	5,292
Pinnacle Financial Partners, Inc.	24	1,591
PNC Financial Services Group, Inc.	338	48,770
Prosperity Bancshares, Inc.	33	2,312
Regions Financial Corp.	952	16,451
S&T Bancorp, Inc.	24	955
Signature Bank (a)	18	2,471
Simmons First National Corp. Class A,	12	685
Sterling Bancorp	188	4,625
SunTrust Banks, Inc.	325	20,992
SVB Financial Group (a)	21	4,909
Synovus Financial Corp.	105	5,034
TCF Financial Corp.	144	2,952
Texas Capital Bancshares, Inc. (a)	15	1,333
Tompkins Financial Corp. (b)	12	976
Trustmark Corp.	45	1,434
UMB Financial Corp.	24	1,726
Umpqua Holdings Corp.	150	3,120
United Bankshares, Inc. (b)	72	2,502
United Community Banks, Inc.	84	2,364
US Bancorp	1,069	57,277
Valley National Bancorp	325	3,646
Webster Financial Corp.	51	2,864
Wells Fargo & Co.	3,559	215,925
Westamerica Bancorporation (b)	15	893
Wintrust Financial Corp.	24	1,977
Zions Bancorp	92	4,676

		1,334,875

BEVERAGES — 1.0%
Boston Beer Co., Inc. Class A, (a) (b)	3	573
Brown-Forman Corp. Class B,	117	8,035
Coca-Cola Co.	1,526	70,013
Constellation Brands, Inc. Class A,	72	16,457
Dr. Pepper Snapple Group, Inc. (b)	51	4,950
Molson Coors Brewing Co. Class B,	105	8,617
Monster Beverage Corp. (a)	90	5,696
PepsiCo, Inc.	391	46,889

		161,230

BIOTECHNOLOGY — 1.7%
AbbVie, Inc.	516	49,902
Acorda Therapeutics, Inc. (a)	24	515
Alexion Pharmaceuticals, Inc. (a)	62	7,415
Amgen, Inc.	298	51,822
Biogen, Inc. (a)	87	27,716
Bioverativ, Inc. (a)	30	1,618
Celgene Corp. (a)	156	16,280
Emergent BioSolutions, Inc. (a)	21	976
Gilead Sciences, Inc.	1,099	78,732
Incyte Corp. (a)	26	2,462
Momenta Pharmaceuticals, Inc. (a) (b)	30	418
Regeneron Pharmaceuticals, Inc. (a)	21	7,895
Spectrum Pharmaceuticals, Inc. (a)	129	2,445
United Therapeutics Corp. (a)	27	3,995
Vertex Pharmaceuticals, Inc. (a)	36	5,395

		257,586

BUILDING PRODUCTS — 0.3%
AAON, Inc.	18	661
Allegion PLC	15	1,193
AO Smith Corp.	48	2,941
Apogee Enterprises, Inc. (b)	27	1,235
Fortune Brands Home & Security, Inc.	54	3,696
Gibraltar Industries, Inc. (a)	24	792
Griffon Corp.	51	1,038
Johnson Controls International PLC	501	19,093
Lennox International, Inc.	12	2,499
Masco Corp.	117	5,141
Quanex Building Products Corp.	21	491
Simpson Manufacturing Co., Inc.	21	1,206
Universal Forest Products, Inc.	54	2,031

		42,017

CAPITAL MARKETS — 3.2%
Affiliated Managers Group, Inc.	32	6,568
Ameriprise Financial, Inc.	107	18,133
Bank of New York Mellon Corp.	743	40,018
BlackRock, Inc.	81	41,611
Cboe Global Markets, Inc.	21	2,616
Charles Schwab Corp.	355	18,236
CME Group, Inc.	201	29,356
Donnelley Financial Solutions, Inc. (a)	48	936
E*TRADE Financial Corp. (a)	182	9,022
Eaton Vance Corp.	48	2,707
Evercore, Inc. Class A,	24	2,160
FactSet Research Systems, Inc. (b)	9	1,735
Federated Investors, Inc. Class B, (b)	66	2,381
Financial Engines, Inc. (b)	9	273
Franklin Resources, Inc.	416	18,025
Goldman Sachs Group, Inc.	257	65,473
Greenhill & Co., Inc. (b)	15	292
Interactive Brokers Group, Inc. Class A,	36	2,132
Intercontinental Exchange, Inc.	250	17,640
Invesco, Ltd.	271	9,902
Investment Technology Group, Inc.	42	808
Janus Henderson Group PLC	207	7,920
Legg Mason, Inc.	108	4,534
MarketAxess Holdings, Inc.	6	1,210
Moody’s Corp.	48	7,085
Morgan Stanley	1,738	91,193
MSCI, Inc.	27	3,417
Nasdaq, Inc.	60	4,610
Northern Trust Corp.	105	10,488
Piper Jaffray Cos.	27	2,329
Raymond James Financial, Inc.	90	8,037
S&P Global, Inc.	39	6,607
SEI Investments Co.	38	2,731
State Street Corp. (c)	216	21,084
Stifel Financial Corp.	69	4,110
T Rowe Price Group, Inc.	138	14,480
Waddell & Reed Financial, Inc. Class A, (b)	191	4,267

		484,126

CHEMICALS — 2.4%
A Schulman, Inc.	27	1,006

See accompanying notes to financial statements.

38

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
AdvanSix, Inc. (a)	9	$379
Air Products & Chemicals, Inc.	93	15,259
Albemarle Corp. (b)	36	4,604
American Vanguard Corp.	9	177
Ashland Global Holdings, Inc.	39	2,777
Balchem Corp	6	484
Cabot Corp.	45	2,772
Calgon Carbon Corp.	27	575
CF Industries Holdings, Inc.	295	12,549
Chemours Co.	59	2,954
DowDuPont, Inc.	1,559	111,032
Eastman Chemical Co.	99	9,171
Ecolab, Inc.	86	11,539
FMC Corp.	42	3,976
FutureFuel Corp.	78	1,099
Hawkins, Inc.	6	211
HB Fuller Co.	24	1,293
Ingevity Corp. (a)	21	1,480
Innophos Holdings, Inc.	21	981
Innospec, Inc.	27	1,906
International Flavors & Fragrances, Inc.	21	3,205
Koppers Holdings, Inc. (a)	15	764
Kraton Corp. (a)	27	1,301
LSB Industries, Inc. (a) (b)	12	105
LyondellBasell Industries NV Class A,	747	82,409
Minerals Technologies, Inc.	18	1,239
Monsanto Co.	143	16,700
Mosaic Co.	445	11,419
NewMarket Corp.	3	1,192
Olin Corp.	66	2,348
PolyOne Corp.	33	1,435
PPG Industries, Inc.	104	12,149
Praxair, Inc.	126	19,490
Quaker Chemical Corp.	9	1,357
Rayonier Advanced Materials, Inc.	27	552
RPM International, Inc.	54	2,831
Scotts Miracle-Gro Co.	27	2,889
Sensient Technologies Corp.	30	2,194
Sherwin-Williams Co.	35	14,351
Stepan Co.	12	948
Tredegar Corp	21	403

		365,505

COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	54	2,037
Brady Corp. Class A,	30	1,137
Brink’s Co.	30	2,361
Cintas Corp.	29	4,519
Clean Harbors, Inc. (a)	18	976
Copart, Inc. (a)	102	4,405
Deluxe Corp.	24	1,844
Essendant, Inc.	45	417
Healthcare Services Group, Inc	27	1,423
Herman Miller, Inc.	30	1,202
HNI Corp.	33	1,273
Interface, Inc.	27	679
LSC Communications, Inc.	48	727
Matthews International Corp. Class A,	18	950
Mobile Mini, Inc.	24	828
MSA Safety, Inc.	18	1,395
Pitney Bowes, Inc.	422	4,718
Republic Services, Inc.	189	12,778
Rollins, Inc. (b)	32	1,489
RR Donnelley & Sons Co. (b)	132	1,228
Stericycle, Inc. (a)	27	1,836
Tetra Tech, Inc.	39	1,878
UniFirst Corp.	12	1,979
Viad Corp.	18	997
Waste Management, Inc.	200	17,260

		70,336

COMMUNICATIONS EQUIPMENT — 0.9%
ADTRAN, Inc.	24	464
ARRIS International PLC (a)	126	3,237
Ciena Corp. (a)	33	691
Cisco Systems, Inc.	2,850	109,155
Comtech Telecommunications Corp.	15	332
Digi International, Inc. (a)	18	172
F5 Networks, Inc. (a)	18	2,362
Harmonic, Inc. (a) (b)	63	265
Harris Corp.	41	5,808
InterDigital, Inc.	27	2,056
Juniper Networks, Inc.	186	5,301
Lumentum Holdings, Inc. (a) (b)	18	880
Motorola Solutions, Inc.	72	6,504
NETGEAR, Inc. (a)	18	1,057
NetScout Systems, Inc. (a)	18	548
Plantronics, Inc.	15	756
ViaSat, Inc. (a) (b)	15	1,123
Viavi Solutions, Inc. (a)	90	786

		141,497

CONSTRUCTION & ENGINEERING — 0.3%
AECOM (a)	162	6,018
Aegion Corp. (a)	27	687
Comfort Systems USA, Inc.	42	1,833
Dycom Industries, Inc. (a) (b)	21	2,340
EMCOR Group, Inc.	48	3,924
Fluor Corp.	171	8,832
Granite Construction, Inc	30	1,903
Jacobs Engineering Group, Inc.	135	8,905
KBR, Inc.	186	3,688
Orion Group Holdings, Inc. (a)	24	188
Quanta Services, Inc. (a)	117	4,576
Valmont Industries, Inc.	12	1,990

		44,884

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	15	1,699
Martin Marietta Materials, Inc.	15	3,316
Vulcan Materials Co.	27	3,466

		8,481

CONSUMER FINANCE — 1.5%
American Express Co.	511	50,748
Capital One Financial Corp.	1,088	108,343
Discover Financial Services	289	22,230
Encore Capital Group, Inc. (a)	72	3,031
EZCORP, Inc. Class A, (a)	27	329
FirstCash, Inc.	51	3,440
Green Dot Corp. Class A, (a)	69	4,158

See accompanying notes to financial statements.

39

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Navient Corp.	723	$9,630
PRA Group, Inc. (a) (b)	27	896
SLM Corp. (a)	180	2,034
Synchrony Financial	546	21,081
World Acceptance Corp. (a) (b)	12	969

		226,889

CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	30	2,588
Avery Dennison Corp.	51	5,858
Ball Corp.	147	5,564
Bemis Co., Inc.	51	2,437
Greif, Inc. Class A, (b)	48	2,908
International Paper Co.	325	18,831
Myers Industries, Inc.	21	410
Owens-Illinois, Inc. (a)	265	5,875
Packaging Corp. of America	51	6,148
Sealed Air Corp.	96	4,733
Silgan Holdings, Inc.	72	2,116
Sonoco Products Co.	81	4,304
WestRock Co.	168	10,619

		72,391

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	105	3,316
Genuine Parts Co.	104	9,881
LKQ Corp. (a)	180	7,320
Pool Corp.	21	2,723

		23,240

DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc.	42	1,766
American Public Education, Inc. (a)	6	150
Capella Education Co.	9	697
Career Education Corp. (a)	84	1,015
Graham Holdings Co. Class B,	9	5,025
H&R Block, Inc. (b)	256	6,712
Regis Corp. (a)	57	876
Service Corp. International	69	2,575
Sotheby’s (a)	24	1,238
Strayer Education, Inc.	9	806

		20,860

DIVERSIFIED FINANCIAL SERVICES — 2.2%
Berkshire Hathaway, Inc. Class B, (a)	1,631	323,297
Leucadia National Corp.	272	7,205

		330,502

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
AT&T, Inc.	5,229	203,303
ATN International, Inc.	15	829
CenturyLink, Inc.	1,996	33,293
Cincinnati Bell, Inc. (a)	129	2,690
Frontier Communications Corp. (b)	176	1,190
General Communication, Inc. Class A, (a)	54	2,107
Iridium Communications, Inc. (a) (b)	150	1,770
Verizon Communications, Inc.	3,220	170,435

		415,617

ELECTRIC UTILITIES — 2.4%
ALLETE, Inc.	30	2,231
Alliant Energy Corp.	132	5,625
American Electric Power Co., Inc.	365	26,853
Duke Energy Corp.	553	46,513
Edison International	227	14,355
El Paso Electric Co.	27	1,494
Entergy Corp.	216	17,580
Eversource Energy	221	13,963
Exelon Corp.	1,162	45,794
FirstEnergy Corp.	1,001	30,651
Great Plains Energy, Inc.	159	5,126
Hawaiian Electric Industries, Inc.	87	3,145
IDACORP, Inc.	42	3,837
NextEra Energy, Inc.	266	41,547
OGE Energy Corp.	132	4,344
PG&E Corp.	353	15,825
Pinnacle West Capital Corp.	75	6,389
PNM Resources, Inc.	87	3,519
PPL Corp.	504	15,599
Southern Co.	735	35,346
Westar Energy, Inc.	75	3,960
Xcel Energy, Inc.	353	16,983

		360,679

ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	6	1,056
AMETEK, Inc.	69	5,000
AZZ, Inc.	12	613
Eaton Corp. PLC	301	23,782
Emerson Electric Co.	403	28,085
Encore Wire Corp.	12	584
EnerSys	15	1,044
General Cable Corp.	81	2,398
Hubbell, Inc.	27	3,654
Powell Industries, Inc.	9	258
Regal Beloit Corp.	33	2,528
Rockwell Automation, Inc.	45	8,836
Vicor Corp. (a)	33	690

		78,528

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Amphenol Corp. Class A,	69	6,058
Anixter International, Inc. (a)	51	3,876
Arrow Electronics, Inc. (a)	195	15,680
Avnet, Inc.	277	10,975
Badger Meter, Inc.	12	574
Bel Fuse, Inc. Class B,	9	227
Belden, Inc.	30	2,315
Benchmark Electronics, Inc. (a)	60	1,746
Cognex Corp.	28	1,712
Coherent, Inc. (a)	9	2,540
Corning, Inc.	693	22,169
CTS Corp.	24	618
Daktronics, Inc.	30	274
Electro Scientific Industries, Inc. (a)	12	257
FARO Technologies, Inc. (a)	3	141
FLIR Systems, Inc.	57	2,657
II-VI, Inc. (a)	24	1,127
Insight Enterprises, Inc. (a)	72	2,757
IPG Photonics Corp. (a)	15	3,212
Itron, Inc. (a)	27	1,841

See accompanying notes to financial statements.

40

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Jabil, Inc.	376	$9,870
Keysight Technologies, Inc. (a)	96	3,994
Knowles Corp. (a)	48	704
Littelfuse, Inc.	9	1,780
Methode Electronics, Inc.	27	1,083
MTS Systems Corp.	6	322
National Instruments Corp.	36	1,499
OSI Systems, Inc. (a)	9	579
Park Electrochemical Corp.	9	177
Plexus Corp. (a)	27	1,639
Rogers Corp. (a)	9	1,457
Sanmina Corp. (a)	90	2,970
ScanSource, Inc. (a)	75	2,685
SYNNEX Corp.	57	7,749
TE Connectivity, Ltd.	219	20,814
Tech Data Corp. (a)	84	8,230
Trimble, Inc. (a)	78	3,170
TTM Technologies, Inc. (a)	201	3,150
VeriFone Systems, Inc. (a)	27	478
Vishay Intertechnology, Inc.	144	2,988
Zebra Technologies Corp. Class A, (a)	24	2,491

		158,585

ENERGY EQUIPMENT & SERVICES — 0.9%
Archrock, Inc.	153	1,606
Baker Hughes a GE Co.	298	9,429
Diamond Offshore Drilling, Inc. (a) (b)	153	2,844
Dril-Quip, Inc. (a)	15	715
Ensco PLC Class A,	907	5,360
Era Group, Inc. (a)	18	194
Exterran Corp. (a)	68	2,138
Geospace Technologies Corp. (a)	3	39
Gulf Island Fabrication, Inc.	9	121
Halliburton Co.	281	13,732
Helix Energy Solutions Group, Inc. (a)	232	1,749
Helmerich & Payne, Inc. (b)	105	6,787
Matrix Service Co. (a)	21	374
Nabors Industries, Ltd. (b)	405	2,766
National Oilwell Varco, Inc.	459	16,533
Newpark Resources, Inc. (a)	150	1,290
Noble Corp. PLC (a) (b)	534	2,414
Oceaneering International, Inc.	135	2,854
Oil States International, Inc. (a)	102	2,887
Patterson-UTI Energy, Inc.	192	4,418
Pioneer Energy Services Corp. (a)	54	165
Rowan Cos. PLC Class A, (a) (b)	244	3,821
Schlumberger, Ltd.	564	38,008
SEACOR Holdings, Inc. (a)	18	832
Superior Energy Services, Inc. (a)	319	3,072
TechnipFMC PLC	189	5,918
TETRA Technologies, Inc. (a)	63	269
Transocean, Ltd. (a) (b)	881	9,409
Unit Corp. (a)	114	2,508
US Silica Holdings, Inc. (b)	24	781

		143,033

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.3%
Alexander & Baldwin, Inc.	18	499
Alexandria Real Estate Equities, Inc. REIT (b)	44	5,746
AvalonBay Communities, Inc. REIT	39	6,958
CareTrust REIT, Inc.	18	302
CoreCivic, Inc. REIT	143	3,217
CoreSite Realty Corp. REIT	6	683
EPR Properties REIT	24	1,571
Four Corners Property Trust, Inc. REIT	36	925
GEO Group, Inc. REIT	81	1,912
Getty Realty Corp. REIT	45	1,222
Government Properties Income Trust REIT (b)	51	946
Lamar Advertising Co. Class A, REIT	30	2,227
Lexington Realty Trust REIT	81	782
Medical Properties Trust, Inc. REIT	212	2,921
National Retail Properties, Inc. REIT	63	2,717
Omega Healthcare Investors, Inc. REIT (b)	137	3,773
Potlatch Corp. REIT	27	1,347
Rayonier, Inc. REIT	87	2,752
Sabra Health Care REIT, Inc.	27	507
Uniti Group, Inc. REIT (a) (b)	15	267
Urstadt Biddle Properties, Inc. Class A, REIT	21	457

		41,731

FOOD & STAPLES RETAILING — 4.1%
Andersons, Inc.	39	1,215
Casey’s General Stores, Inc. (b)	30	3,358
Costco Wholesale Corp.	272	50,625
CVS Health Corp.	1,240	89,900
Kroger Co.	2,091	57,398
SpartanNash Co.	60	1,601
Sprouts Farmers Market, Inc. (a)	80	1,948
SUPERVALU, Inc. (a)	74	1,598
Sysco Corp.	392	23,806
United Natural Foods, Inc. (a)	114	5,617
Wal-Mart Stores, Inc.	3,380	333,775
Walgreens Boots Alliance, Inc.	729	52,940

		623,781

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	1,293	51,823
B&G Foods, Inc. (b)	27	949
Bob Evans Farms, Inc.	24	1,892
Calavo Growers, Inc. (b)	6	506
Cal-Maine Foods, Inc. (a) (b)	68	3,023
Campbell Soup Co. (b)	134	6,447
Conagra Brands, Inc.	183	6,894
Darling Ingredients, Inc. (a)	177	3,209
Dean Foods Co.	183	2,115
Flowers Foods, Inc.	78	1,506
General Mills, Inc.	331	19,625
Hain Celestial Group, Inc. (a)	36	1,526
Hershey Co.	69	7,832
Hormel Foods Corp. (b)	227	8,261
Ingredion, Inc.	39	5,452
J&J Snack Foods Corp.	9	1,366
J.M. Smucker Co.	66	8,200
Kellogg Co.	167	11,353
Kraft Heinz Co.	415	32,270
Lamb Weston Holdings, Inc.	60	3,387
Lancaster Colony Corp.	12	1,551

See accompanying notes to financial statements.

41

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
McCormick & Co., Inc.	33	$3,363
Mondelez International, Inc. Class A,	849	36,337
Post Holdings, Inc. (a) (b)	42	3,328
Sanderson Farms, Inc. (b)	29	4,025
Seneca Foods Corp. Class A, (a)	12	369
Snyder’s-Lance, Inc.	35	1,753
Tootsie Roll Industries, Inc. (b)	21	764
TreeHouse Foods, Inc. (a)	21	1,039
Tyson Foods, Inc. Class A,	347	28,131

		258,296

GAS UTILITIES — 0.2%
Atmos Energy Corp.	72	6,184
National Fuel Gas Co. (b)	54	2,965
New Jersey Resources Corp.	66	2,653
Northwest Natural Gas Co.	21	1,253
ONE Gas, Inc.	30	2,198
South Jersey Industries, Inc.	36	1,124
Southwest Gas Holdings, Inc.	36	2,897
Spire, Inc.	24	1,804
UGI Corp.	114	5,352
WGL Holdings, Inc.	45	3,863

		30,293

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Abaxis, Inc.	6	297
Abbott Laboratories	561	32,016
Align Technology, Inc. (a)	24	5,333
Analogic Corp.	6	502
Baxter International, Inc.	409	26,438
Becton Dickinson and Co.	103	22,170
Boston Scientific Corp. (a)	382	9,470
Cantel Medical Corp.	12	1,234
CONMED Corp.	18	917
Cooper Cos., Inc.	15	3,268
CryoLife, Inc. (a)	18	345
Danaher Corp.	241	22,370
DENTSPLY SIRONA, Inc.	63	4,147
Edwards Lifesciences Corp. (a)	51	5,748
Haemonetics Corp. (a)	24	1,394
Halyard Health, Inc. (a)	51	2,355
Hill-Rom Holdings, Inc.	33	2,782
Hologic, Inc. (a)	117	5,002
ICU Medical, Inc. (a)	6	1,296
IDEXX Laboratories, Inc. (a)	18	2,815
Integer Holdings Corp. (a)	18	815
Integra LifeSciences Holdings Corp. (a) (b)	30	1,436
Intuitive Surgical, Inc. (a)	27	9,853
Invacare Corp. (b)	48	809
LivaNova PLC (a)	9	719
Masimo Corp. (a)	12	1,018
Medtronic PLC	444	35,853
Meridian Bioscience, Inc.	18	252
Merit Medical Systems, Inc. (a)	21	907
Natus Medical, Inc. (a)	15	573
Neogen Corp. (a)	9	740
NuVasive, Inc. (a)	24	1,404
ResMed, Inc.	27	2,287
STERIS PLC	33	2,887
Stryker Corp.	129	19,974
Surmodics, Inc. (a)	6	168
Teleflex, Inc.	15	3,732
Varex Imaging Corp. (a)	9	362
Varian Medical Systems, Inc. (a)	45	5,002
West Pharmaceutical Services, Inc.	15	1,480
Zimmer Biomet Holdings, Inc.	48	5,792

		245,962

HEALTH CARE PROVIDERS & SERVICES — 4.5%
Aetna, Inc.	230	41,490
Almost Family, Inc. (a)	9	498
Amedisys, Inc. (a)	3	158
AmerisourceBergen Corp.	386	35,443
AMN Healthcare Services, Inc. (a)	45	2,216
Anthem, Inc.	320	72,003
Cardinal Health, Inc.	714	43,747
Centene Corp. (a)	207	20,882
Chemed Corp. (b)	12	2,916
Cigna Corp.	146	29,651
Community Health Systems, Inc. (a) (b)	238	1,014
CorVel Corp. (a)	12	635
Cross Country Healthcare, Inc. (a)	51	651
DaVita, Inc. (a)	188	13,583
Diplomat Pharmacy, Inc. (a)	98	1,967
Encompass Health Corp.	62	3,063
Ensign Group, Inc.	30	666
Envision Healthcare Corp. (a)	51	1,763
Express Scripts Holding Co. (a)	1,314	98,077
HCA Healthcare, Inc. (a)	242	21,257
Henry Schein, Inc. (a)	101	7,058
Humana, Inc.	99	24,559
Kindred Healthcare, Inc.	96	931
Laboratory Corp. of America Holdings (a)	59	9,411
LHC Group, Inc. (a)	18	1,103
LifePoint Health, Inc. (a)	90	4,482
Magellan Health, Inc. (a)	54	5,214
McKesson Corp.	480	74,856
MEDNAX, Inc. (a)	48	2,565
Molina Healthcare, Inc. (a)	90	6,901
Owens & Minor, Inc.	138	2,605
Patterson Cos., Inc. (b)	57	2,059
Providence Service Corp. (a)	39	2,314
Quest Diagnostics, Inc.	84	8,273
Quorum Health Corp. (a)	57	356
Select Medical Holdings Corp. (a)	313	5,524
Tenet Healthcare Corp. (a) (b)	207	3,138
Tivity Health, Inc. (a) (b)	54	1,974
UnitedHealth Group, Inc.	547	120,592
Universal Health Services, Inc. Class B,	45	5,101
WellCare Health Plans, Inc. (a)	48	9,653

		690,349

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	66	960
Cerner Corp. (a)	95	6,402
Computer Programs & Systems, Inc. (b)	3	90
HMS Holdings Corp. (a)	21	356
Medidata Solutions, Inc. (a)	12	760
Omnicell, Inc. (a)	15	728

See accompanying notes to financial statements.

42

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Quality Systems, Inc. (a)	12	$163

		9,459

HOTELS, RESTAURANTS & LEISURE — 1.3%
Biglari Holdings, Inc. (a)	3	1,243
BJ’s Restaurants, Inc.	9	328
Boyd Gaming Corp.	93	3,260
Brinker International, Inc. (b)	59	2,292
Buffalo Wild Wings, Inc. (a)	6	938
Carnival Corp.	505	33,517
Cheesecake Factory, Inc. (b)	30	1,445
Chipotle Mexican Grill, Inc. (a)	6	1,734
Cracker Barrel Old Country Store, Inc. (b)	12	1,907
Darden Restaurants, Inc.	81	7,778
DineEquity, Inc. (b)	9	457
Domino’s Pizza, Inc. (b)	6	1,134
Dunkin’ Brands Group, Inc.	33	2,127
ILG, Inc.	36	1,025
International Speedway Corp. Class A,	27	1,076
Jack in the Box, Inc.	15	1,472
Marcus Corp.	33	903
Marriott International, Inc. Class A,	86	11,673
Marriott Vacations Worldwide Corp.	12	1,622
McDonald’s Corp.	259	44,579
Monarch Casino & Resort, Inc. (a)	9	403
Papa John’s International, Inc. (b)	18	1,010
Penn National Gaming, Inc. (a)	101	3,164
Red Robin Gourmet Burgers, Inc. (a)	15	846
Royal Caribbean Cruises, Ltd.	117	13,956
Ruth’s Hospitality Group, Inc.	24	520
Scientific Games Corp. Class A, (a)	51	2,616
Starbucks Corp.	293	16,827
Texas Roadhouse, Inc.	36	1,896
Wendy’s Co.	223	3,662
Wyndham Worldwide Corp.	65	7,531
Wynn Resorts, Ltd.	56	9,441
Yum! Brands, Inc.	207	16,893

		199,275

HOUSEHOLD DURABLES — 0.7%
CalAtlantic Group, Inc.	164	9,248
D.R. Horton, Inc.	216	11,031
Ethan Allen Interiors, Inc.	15	429
Garmin, Ltd.	135	8,042
Helen of Troy, Ltd. (a)	24	2,312
iRobot Corp. (a) (b)	12	920
KB Home (b)	180	5,751
La-Z-Boy, Inc.	33	1,030
Leggett & Platt, Inc.	57	2,721
Lennar Corp. Class A,	126	7,968
M/I Homes, Inc. (a)	18	619
MDC Holdings, Inc.	100	3,188
Meritage Homes Corp. (a)	18	922
Mohawk Industries, Inc. (a)	36	9,932
Newell Brands, Inc.	135	4,172
NVR, Inc. (a)	2	7,016
PulteGroup, Inc.	322	10,706
Tempur Sealy International, Inc. (a)	24	1,505
Toll Brothers, Inc.	110	5,282
TopBuild Corp. (a)	12	909
TRI Pointe Group, Inc. (a) (b)	105	1,882
Tupperware Brands Corp.	30	1,881
Universal Electronics, Inc. (a) (b)	12	567
Whirlpool Corp.	63	10,624

		108,657

HOUSEHOLD PRODUCTS — 1.0%
Central Garden & Pet Co. Class A, (a)	66	2,489
Church & Dwight Co., Inc.	107	5,368
Clorox Co.	45	6,693
Colgate-Palmolive Co.	242	18,259
Energizer Holdings, Inc. (b)	24	1,151
Kimberly-Clark Corp.	116	13,997
Procter & Gamble Co.	1,033	94,912
WD-40 Co. (b)	27	3,186

		146,055

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
AES Corp.	1,493	16,169
NRG Energy, Inc.	750	21,360

		37,529

INDUSTRIAL CONGLOMERATES — 1.1%
3M Co.	194	45,662
Carlisle Cos., Inc.	21	2,387
General Electric Co.	3,550	61,947
Honeywell International, Inc.	310	47,542
Roper Technologies, Inc.	18	4,662

		162,200

INSURANCE — 5.5%
Aflac, Inc.	486	42,661
Alleghany Corp. (a)	12	7,153
Allstate Corp.	442	46,282
American Equity Investment Life Holding Co.	207	6,361
American Financial Group, Inc.	87	9,443
American International Group, Inc.	1,126	67,087
AMERISAFE, Inc.	12	739
Aon PLC	90	12,060
Arthur J Gallagher & Co.	117	7,404
Aspen Insurance Holdings, Ltd.	135	5,481
Assurant, Inc.	66	6,655
Brighthouse Financial, Inc. (a)	223	13,077
Brown & Brown, Inc.	66	3,396
Chubb, Ltd.	289	42,232
Cincinnati Financial Corp.	96	7,197
CNO Financial Group, Inc.	394	9,728
eHealth, Inc. (a)	9	156
Employers Holdings, Inc.	24	1,066
Everest Re Group, Ltd.	50	11,063
First American Financial Corp.	149	8,350
Genworth Financial, Inc. Class A, (a)	1,141	3,549
Hanover Insurance Group, Inc.	48	5,188
Hartford Financial Services Group, Inc.	453	25,495
HCI Group, Inc.	18	538
Horace Mann Educators Corp.	42	1,852
Infinity Property & Casualty Corp.	12	1,272
Kemper Corp.	60	4,134
Lincoln National Corp.	272	20,909

See accompanying notes to financial statements.

43

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Loews Corp.	625	$31,269
Maiden Holdings, Ltd.	165	1,089
Marsh & McLennan Cos., Inc.	180	14,650
Mercury General Corp.	83	4,436
MetLife, Inc.	2,461	124,428
Navigators Group, Inc.	36	1,753
Old Republic International Corp.	247	5,281
Primerica, Inc.	42	4,265
Principal Financial Group, Inc.	323	22,791
ProAssurance Corp.	30	1,714
Progressive Corp.	404	22,753
Prudential Financial, Inc.	974	111,991
Reinsurance Group of America, Inc.	138	21,518
RenaissanceRe Holdings, Ltd.	27	3,391
RLI Corp.	24	1,456
Safety Insurance Group, Inc.	15	1,206
Selective Insurance Group, Inc.	60	3,522
Stewart Information Services Corp.	30	1,269
Torchmark Corp.	78	7,075
Travelers Cos., Inc.	338	45,846
United Fire Group, Inc.	36	1,641
Universal Insurance Holdings, Inc. (b)	18	492
Unum Group	277	15,205
Willis Towers Watson PLC	41	6,178
WR Berkley Corp.	123	8,813
XL Group, Ltd.	320	11,251

		845,811

INTERNET & CATALOG RETAIL — 0.9%
Amazon.com, Inc. (a)	81	94,727
Expedia, Inc.	36	4,312
FTD Cos., Inc. (a)	27	194
HSN, Inc.	72	2,905
Netflix, Inc. (a)	66	12,669
Nutrisystem, Inc.	30	1,578
PetMed Express, Inc. (b)	15	683
Priceline Group, Inc. (a)	14	24,329
TripAdvisor, Inc. (a) (b)	18	620

		142,017

INTERNET SOFTWARE & SERVICES — 2.6%
Akamai Technologies, Inc. (a)	71	4,618
Alphabet, Inc. Class C, (a)	126	131,846
Alphabet, Inc. Class A, (a)	125	131,675
Blucora, Inc. (a)	21	464
Cars.com, Inc. (a) (b)	74	2,134
DHI Group, Inc. (a)	102	194
eBay, Inc. (a)	762	28,758
Facebook, Inc. Class A, (a)	475	83,818
j2 Global, Inc.	18	1,351
Liquidity Services, Inc. (a)	6	29
LivePerson, Inc. (a)	12	138
LogMeIn, Inc.	15	1,718
NIC, Inc.	54	896
QuinStreet, Inc. (a)	177	1,483
Stamps.com, Inc. (a) (b)	6	1,128
VeriSign, Inc. (a) (b)	27	3,090
XO Group, Inc. (a)	12	222

		393,562

IT SERVICES — 2.3%
Accenture PLC Class A,	201	30,771
Acxiom Corp. (a)	45	1,240
Alliance Data Systems Corp.	18	4,563
Automatic Data Processing, Inc.	188	22,032
Broadridge Financial Solutions, Inc.	24	2,174
CACI International, Inc. Class A, (a)	24	3,176
Cardtronics PLC Class A, (a)	18	333
Cognizant Technology Solutions Corp. Class A,	248	17,613
Convergys Corp.	69	1,622
CoreLogic, Inc. (a)	45	2,079
CSG Systems International, Inc.	30	1,315
CSRA, Inc.	57	1,705
DST Systems, Inc.	60	3,724
DXC Technology Co.	161	15,279
Fidelity National Information Services, Inc.	114	10,726
Fiserv, Inc. (a)	60	7,868
Gartner, Inc. (a)	14	1,724
Global Payments, Inc.	30	3,007
International Business Machines Corp.	597	91,592
Jack Henry & Associates, Inc.	29	3,392
Leidos Holdings, Inc.	71	4,585
ManTech International Corp. Class A,	39	1,957
Mastercard, Inc. Class A,	146	22,099
MAXIMUS, Inc.	18	1,288
Paychex, Inc.	104	7,080
PayPal Holdings, Inc. (a)	471	34,675
Perficient, Inc. (a)	15	286
Science Applications International Corp.	30	2,297
Sykes Enterprises, Inc. (a)	36	1,132
TeleTech Holdings, Inc.	36	1,449
Teradata Corp. (a)	84	3,231
Total System Services, Inc.	45	3,559
Virtusa Corp. (a)	12	529
Visa, Inc. Class A,	287	32,724
Western Union Co. (b)	286	5,437
WEX, Inc. (a)	12	1,695

		349,958

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	36	1,988
Callaway Golf Co.	69	961
Hasbro, Inc.	39	3,545
Mattel, Inc. (b)	271	4,168
Polaris Industries, Inc.	44	5,456
Sturm Ruger & Co., Inc. (b)	3	167
Vista Outdoor, Inc. (a)	129	1,879

		18,164

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Agilent Technologies, Inc.	89	5,960
Bio-Rad Laboratories, Inc. Class A, (a)	15	3,580
Bio-Techne Corp.	12	1,555
Cambrex Corp. (a)	18	864
Charles River Laboratories International, Inc. (a)	9	985
Illumina, Inc. (a)	18	3,933
Luminex Corp.	45	886
Mettler-Toledo International, Inc. (a)	9	5,576

See accompanying notes to financial statements.

44

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
PerkinElmer, Inc.	57	$4,168
Thermo Fisher Scientific, Inc.	164	31,140
Waters Corp. (a)	30	5,796

		64,443

MACHINERY — 2.1%
Actuant Corp. Class A,	30	759
AGCO Corp.	81	5,786
Albany International Corp. Class A,	24	1,475
Astec Industries, Inc.	15	878
Barnes Group, Inc.	30	1,898
Briggs & Stratton Corp.	51	1,294
Caterpillar, Inc. (b)	407	64,135
Chart Industries, Inc. (a)	42	1,968
CIRCOR International, Inc.	9	438
Crane Co.	27	2,409
Cummins, Inc.	108	19,077
Deere & Co.	236	36,936
Donaldson Co., Inc.	42	2,056
Dover Corp.	111	11,210
EnPro Industries, Inc.	15	1,403
ESCO Technologies, Inc.	12	723
Federal Signal Corp.	54	1,085
Flowserve Corp.	48	2,022
Fortive Corp.	66	4,775
Franklin Electric Co., Inc.	24	1,102
Graco, Inc.	45	2,035
Greenbrier Cos., Inc. (b)	54	2,878
Harsco Corp. (a)	177	3,301
Hillenbrand, Inc.	39	1,743
IDEX Corp.	18	2,376
Illinois Tool Works, Inc.	101	16,852
Ingersoll-Rand PLC	150	13,379
ITT, Inc.	69	3,683
John Bean Technologies Corp.	21	2,327
Kennametal, Inc.	84	4,067
Lincoln Electric Holdings, Inc.	36	3,297
Lindsay Corp.	3	265
Lydall, Inc. (a)	15	761
Mueller Industries, Inc.	30	1,063
Nordson Corp.	18	2,635
Oshkosh Corp.	69	6,271
PACCAR, Inc.	253	17,983
Parker-Hannifin Corp.	54	10,777
Pentair PLC	107	7,556
Snap-on, Inc. (b)	18	3,137
SPX Corp. (a)	93	2,919
SPX FLOW, Inc. (a)	54	2,568
Standex International Corp.	6	611
Stanley Black & Decker, Inc.	87	14,763
Tennant Co.	36	2,615
Terex Corp.	123	5,931
Timken Co.	54	2,654
Titan International, Inc.	102	1,314
Toro Co.	23	1,500
Trinity Industries, Inc.	322	12,062
Wabash National Corp. (b)	72	1,562
Wabtec Corp. (b)	33	2,687
Watts Water Technologies, Inc. Class A,	21	1,595
Woodward, Inc.	24	1,837
Xylem, Inc.	57	3,887

		326,320

MARINE — 0.0% (d)
Kirby Corp. (a)	54	3,607
Matson, Inc.	24	716

		4,323

MEDIA — 2.3%
AMC Networks, Inc. Class A, (a) (b)	18	973
Cable One, Inc.	3	2,110
CBS Corp. Class B,	196	11,564
Charter Communications, Inc. Class A, (a)	60	20,158
Cinemark Holdings, Inc.	63	2,194
Comcast Corp. Class A,	2,342	93,797
Discovery Communications, Inc. Class A, (a) (b)	120	2,686
Discovery Communications, Inc. Class C, (a) (b)	170	3,599
DISH Network Corp. Class A, (a)	191	9,120
EW Scripps Co. Class A, (a)	45	703
Gannett Co., Inc.	257	2,979
Interpublic Group of Cos., Inc.	195	3,931
John Wiley & Sons, Inc. Class A,	30	1,972
Live Nation Entertainment, Inc. (a)	84	3,576
Meredith Corp. (b)	36	2,378
New Media Investment Group, Inc.	122	2,047
New York Times Co. Class A,	42	777
News Corp. Class A,	801	12,984
News Corp. Class B,	226	3,752
Omnicom Group, Inc.	144	10,487
Scholastic Corp.	62	2,487
Scripps Networks Interactive, Inc. Class A,	63	5,379
TEGNA, Inc.	223	3,140
Time Warner, Inc.	313	28,630
Time, Inc.	105	1,937
Twenty-First Century Fox, Inc. Class A,	696	24,033
Twenty-First Century Fox, Inc. Class B,	322	10,987
Viacom, Inc. Class B,	421	12,971
Walt Disney Co.	630	67,731

		349,082

METALS & MINING — 0.7%
AK Steel Holding Corp. (a) (b)	219	1,240
Allegheny Technologies, Inc. (a)	229	5,528
Carpenter Technology Corp. (b)	21	1,071
Century Aluminum Co. (a)	150	2,946
Commercial Metals Co.	259	5,522
Compass Minerals International, Inc. (b)	15	1,084
Freeport-McMoRan, Inc. (a)	1,609	30,507
Haynes International, Inc.	6	192
Kaiser Aluminum Corp.	18	1,923
Materion Corp.	18	875
Newmont Mining Corp.	346	12,982
Nucor Corp.	229	14,560
Olympic Steel, Inc.	15	322
Reliance Steel & Aluminum Co.	93	7,978
Royal Gold, Inc.	18	1,478
Steel Dynamics, Inc.	171	7,375
SunCoke Energy, Inc. (a)	48	576
TimkenSteel Corp. (a) (b)	90	1,367

See accompanying notes to financial statements.

45

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
United States Steel Corp.	138	$4,856
Worthington Industries, Inc.	48	2,115

		104,497

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (d)
Capstead Mortgage Corp. REIT	150	1,298

MULTI-UTILITIES — 1.1%
Ameren Corp.	192	11,326
Avista Corp.	57	2,935
Black Hills Corp. (b)	39	2,344
CenterPoint Energy, Inc.	319	9,047
CMS Energy Corp.	185	8,750
Consolidated Edison, Inc.	253	21,492
Dominion Energy, Inc.	311	25,210
DTE Energy Co.	117	12,807
MDU Resources Group, Inc.	186	5,000
NiSource, Inc.	325	8,343
NorthWestern Corp.	33	1,970
Public Service Enterprise Group, Inc.	425	21,887
SCANA Corp.	144	5,728
Sempra Energy	155	16,573
Vectren Corp.	51	3,316
WEC Energy Group, Inc.	179	11,891

		168,619

MULTILINE RETAIL — 1.1%
Big Lots, Inc.	60	3,369
Dillard’s, Inc. Class A, (b)	54	3,243
Dollar General Corp.	177	16,463
Dollar Tree, Inc. (a)	117	12,555
Fred’s, Inc. Class A, (b)	36	146
JC Penney Co., Inc. (a) (b)	698	2,206
Kohl’s Corp. (b)	400	21,692
Macy’s, Inc. (b)	689	17,356
Nordstrom, Inc.	259	12,271
Target Corp.	1,260	82,215

		171,516

OIL, GAS & CONSUMABLE FUELS — 7.6%
Anadarko Petroleum Corp.	182	9,762
Andeavor	352	40,248
Apache Corp. (b)	281	11,864
Cabot Oil & Gas Corp.	96	2,746
Carrizo Oil & Gas, Inc. (a) (b)	33	702
Chesapeake Energy Corp. (a) (b)	1,714	6,787
Chevron Corp.	1,612	201,806
Cimarex Energy Co.	33	4,026
CNX Resources Corp. (a)	382	5,589
Concho Resources, Inc. (a)	36	5,408
ConocoPhillips	1,039	57,031
CONSOL Energy, Inc. (a)	47	1,857
Denbury Resources, Inc. (a) (b)	964	2,130
Devon Energy Corp.	347	14,366
Dorian LPG, Ltd. (a)	3	25
Energen Corp. (a)	39	2,245
EOG Resources, Inc.	158	17,050
EQT Corp.	39	2,220
Exxon Mobil Corp.	3,384	283,038
Green Plains, Inc.	60	1,011
Gulfport Energy Corp. (a)	105	1,340
Hess Corp. (b)	591	28,055
HollyFrontier Corp.	401	20,539
Kinder Morgan, Inc.	1,517	27,412
Marathon Oil Corp.	1,025	17,353
Marathon Petroleum Corp.	1,095	72,248
Murphy Oil Corp. (b)	340	10,557
Newfield Exploration Co. (a)	105	3,311
Noble Energy, Inc.	280	8,159
Occidental Petroleum Corp.	567	41,765
ONEOK, Inc.	290	15,500
PDC Energy, Inc. (a)	21	1,082
Phillips 66	998	100,948
Pioneer Natural Resources Co.	30	5,186
QEP Resources, Inc. (a)	316	3,024
Range Resources Corp. (b)	81	1,382
REX American Resources Corp. (a)	21	1,739
SM Energy Co. (b)	186	4,107
Southwestern Energy Co. (a)	603	3,365
Valero Energy Corp.	1,021	93,840
Williams Cos., Inc.	574	17,501
World Fuel Services Corp.	153	4,305
WPX Energy, Inc. (a)	245	3,447

		1,156,076

PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co.	57	2,274
Clearwater Paper Corp. (a)	24	1,090
Deltic Timber Corp.	3	275
Domtar Corp.	120	5,942
KapStone Paper and Packaging Corp.	66	1,498
Louisiana-Pacific Corp. (a)	63	1,654
Neenah Paper, Inc.	12	1,088
PH Glatfelter Co.	45	965
Schweitzer-Mauduit International, Inc.	15	680

		15,466

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	1,033	2,221
Coty, Inc. Class A, (b)	189	3,759
Edgewell Personal Care Co. (a)	24	1,426
Estee Lauder Cos., Inc. Class A,	137	17,432
Inter Parfums, Inc.	18	782
Medifast, Inc.	9	628
Nu Skin Enterprises, Inc. Class A,	35	2,388

		28,636

PHARMACEUTICALS — 2.9%
Akorn, Inc. (a)	15	483
Allergan PLC	207	33,861
Bristol-Myers Squibb Co.	466	28,556
Catalent, Inc. (a)	69	2,835
Eli Lilly & Co.	328	27,703
Endo International PLC (a)	450	3,488
Impax Laboratories, Inc. (a)	9	150
Johnson & Johnson	1,103	154,111
Lannett Co., Inc. (a) (b)	39	905
Mallinckrodt PLC (a) (b)	126	2,843
Medicines Co. (a) (b)	27	738
Merck & Co., Inc.	1,110	62,460
Mylan NV (a)	305	12,905

See accompanying notes to financial statements.

46

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Perrigo Co. PLC	95	$8,280
Pfizer, Inc.	2,947	106,740
Prestige Brands Holdings, Inc. (a)	24	1,066
Zoetis, Inc.	62	4,466

		451,590

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp.	18	2,131
Equifax, Inc.	24	2,830
Exponent, Inc.	12	853
Forrester Research, Inc.	6	265
FTI Consulting, Inc. (a)	30	1,289
Heidrick & Struggles International, Inc.	12	295
Insperity, Inc.	42	2,409
Kelly Services, Inc. Class A,	45	1,227
Korn/Ferry International	33	1,366
ManpowerGroup, Inc.	87	10,972
Navigant Consulting, Inc. (a)	33	641
Nielsen Holdings PLC	191	6,952
On Assignment, Inc. (a)	21	1,350
Resources Connection, Inc.	21	324
Robert Half International, Inc.	72	3,999
TrueBlue, Inc. (a)	27	742
Verisk Analytics, Inc. (a)	65	6,240
WageWorks, Inc. (a)	15	930

		44,815

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.8%
Acadia Realty Trust REIT	21	575
Agree Realty Corp. REIT	30	1,543
American Assets Trust, Inc. REIT	30	1,147
American Campus Communities, Inc. REIT	54	2,216
American Tower Corp. REIT	66	9,416
Apartment Investment & Management Co. Class A, REIT	48	2,098
Boston Properties, Inc. REIT	33	4,291
Camden Property Trust REIT	54	4,971
Cedar Realty Trust, Inc. REIT	60	365
Chesapeake Lodging Trust REIT	72	1,950
Corporate Office Properties Trust REIT	42	1,226
Cousins Properties, Inc. REIT	108	999
Crown Castle International Corp. REIT	120	13,321
DCT Industrial Trust, Inc. REIT	30	1,763
DiamondRock Hospitality Co. REIT	96	1,084
Digital Realty Trust, Inc. REIT	45	5,125
Douglas Emmett, Inc. REIT	48	1,971
Duke Realty Corp. REIT	114	3,102
EastGroup Properties, Inc. REIT	12	1,061
Equinix, Inc. REIT	14	6,345
Equity Residential REIT	272	17,345
Essex Property Trust, Inc. REIT	15	3,621
Extra Space Storage, Inc. REIT	30	2,623
Federal Realty Investment Trust REIT	12	1,594
Franklin Street Properties Corp. REIT	78	838
GGP, Inc. REIT	462	10,806
HCP, Inc. REIT	334	8,711
Healthcare Realty Trust, Inc. REIT	48	1,542
Hersha Hospitality Trust REIT	95	1,653
Highwoods Properties, Inc. REIT	45	2,291
Hospitality Properties Trust REIT	180	5,373
Host Hotels & Resorts, Inc. REIT	451	8,952
Iron Mountain, Inc. REIT	162	6,112
JBG SMITH Properties REIT	35	1,216
Kilroy Realty Corp. REIT	27	2,016
Kimco Realty Corp. REIT	144	2,614
Kite Realty Group Trust REIT	12	235
LaSalle Hotel Properties REIT (b)	135	3,789
Liberty Property Trust REIT	78	3,355
Life Storage, Inc. REIT	15	1,336
LTC Properties, Inc. REIT	18	784
Macerich Co. REIT	102	6,699
Mack-Cali Realty Corp. REIT	57	1,229
Mid-America Apartment Communities, Inc. REIT	54	5,430
Pennsylvania Real Estate Investment Trust (b)	39	464
Prologis, Inc. REIT	147	9,483
PS Business Parks, Inc. REIT	12	1,501
Public Storage REIT	42	8,778
Quality Care Properties, Inc. REIT (a)	212	2,928
Realty Income Corp. REIT	69	3,934
Regency Centers Corp. REIT	45	3,113
Saul Centers, Inc. REIT	9	556
Senior Housing Properties Trust REIT	241	4,615
Simon Property Group, Inc. REIT	104	17,861
SL Green Realty Corp. REIT	50	5,046
Tanger Factory Outlet Centers, Inc. REIT (b)	21	557
Taubman Centers, Inc. REIT (b)	18	1,178
UDR, Inc. REIT	84	3,236
Universal Health Realty Income Trust REIT	9	676
Urban Edge Properties REIT	39	994
Ventas, Inc. REIT	201	12,062
Vornado Realty Trust REIT	69	5,394
Washington Prime Group, Inc. REIT (b)	391	2,784
Weingarten Realty Investors REIT	57	1,874
Welltower, Inc. REIT	224	14,284
Weyerhaeuser Co. REIT	302	10,649

		276,700

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A, (a)	174	7,536
HFF, Inc. Class A,	27	1,313
Jones Lang LaSalle, Inc.	32	4,766

		13,615

ROAD & RAIL — 1.0%
ArcBest Corp.	27	965
Avis Budget Group, Inc. (a) (b)	194	8,513
CSX Corp.	377	20,739
Genesee & Wyoming, Inc. Class A, (a)	36	2,834
Heartland Express, Inc. (b)	27	630
JB Hunt Transport Services, Inc.	45	5,174
Kansas City Southern	39	4,104
Knight-Swift Transportation Holdings, Inc.	39	1,705
Landstar System, Inc.	15	1,561
Norfolk Southern Corp.	180	26,082
Old Dominion Freight Line, Inc.	36	4,736
Ryder System, Inc.	122	10,269
Saia, Inc. (a)	15	1,061
Union Pacific Corp.	403	54,042

See accompanying notes to financial statements.

47

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Werner Enterprises, Inc.	101	$3,904

		146,319

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Advanced Energy Industries, Inc. (a)	24	1,620
Advanced Micro Devices, Inc. (a) (b)	119	1,223
Analog Devices, Inc.	120	10,684
Applied Materials, Inc.	295	15,080
Broadcom, Ltd.	62	15,928
Brooks Automation, Inc.	36	859
Cabot Microelectronics Corp.	12	1,129
CEVA, Inc. (a)	6	277
Cirrus Logic, Inc. (a)	27	1,400
Cohu, Inc.	15	329
Cree, Inc. (a)	36	1,337
Cypress Semiconductor Corp. (b)	144	2,195
Diodes, Inc. (a)	24	688
DSP Group, Inc. (a)	18	225
First Solar, Inc. (a)	177	11,951
Integrated Device Technology, Inc. (a)	18	535
Intel Corp.	3,129	144,435
KLA-Tencor Corp.	57	5,989
Kopin Corp. (a) (b)	30	96
Kulicke & Soffa Industries, Inc. (a)	48	1,168
Lam Research Corp. (b)	68	12,517
Microchip Technology, Inc. (b)	78	6,855
Micron Technology, Inc. (a)	770	31,662
Microsemi Corp. (a)	36	1,859
MKS Instruments, Inc.	27	2,551
Monolithic Power Systems, Inc.	15	1,685
Nanometrics, Inc. (a)	12	299
NVIDIA Corp.	90	17,415
Power Integrations, Inc.	9	662
Qorvo, Inc. (a)	45	2,997
QUALCOMM, Inc.	976	62,484
Rudolph Technologies, Inc. (a)	18	430
Semtech Corp. (a)	24	821
Silicon Laboratories, Inc. (a)	15	1,324
Skyworks Solutions, Inc.	42	3,988
Synaptics, Inc. (a) (b)	15	599
Teradyne, Inc.	108	4,522
Texas Instruments, Inc.	418	43,656
Veeco Instruments, Inc. (a)	35	520
Versum Materials, Inc.	45	1,703
Xilinx, Inc.	111	7,484
Xperi Corp.	30	732

		423,913

SOFTWARE — 2.6%
ACI Worldwide, Inc. (a)	36	816
Activision Blizzard, Inc.	140	8,865
Adobe Systems, Inc. (a)	77	13,494
Agilysys, Inc. (a)	15	184
ANSYS, Inc. (a)	27	3,985
Autodesk, Inc. (a)	45	4,717
Blackbaud, Inc.	9	850
Bottomline Technologies de, Inc. (a)	9	312
CA, Inc.	379	12,613
Cadence Design Systems, Inc. (a)	93	3,889
CDK Global, Inc.	24	1,711
Citrix Systems, Inc. (a)	57	5,016
CommVault Systems, Inc. (a)	9	473
Ebix, Inc.	12	951
Electronic Arts, Inc. (a)	129	13,553
Fair Isaac Corp.	12	1,838
Fortinet, Inc. (a)	39	1,704
Intuit, Inc.	38	5,996
Manhattan Associates, Inc. (a)	9	446
Microsoft Corp.	2,156	184,424
MicroStrategy, Inc. Class A, (a)	3	394
Monotype Imaging Holdings, Inc.	15	362
Oracle Corp.	1,854	87,657
Progress Software Corp.	30	1,277
PTC, Inc. (a)	39	2,370
Red Hat, Inc. (a)	45	5,405
salesforce.com, Inc. (a)	93	9,507
Symantec Corp.	307	8,614
Synchronoss Technologies, Inc. (a) (b)	9	81
Synopsys, Inc. (a)	54	4,603
Take-Two Interactive Software, Inc. (a)	36	3,952
TiVo Corp.	42	655
Tyler Technologies, Inc. (a)	9	1,593
VASCO Data Security International, Inc. (a)	48	667

		392,974

SPECIALTY RETAIL — 2.2%
Aaron’s, Inc.	95	3,786
Abercrombie & Fitch Co. Class A,	69	1,203
Advance Auto Parts, Inc.	21	2,093
American Eagle Outfitters, Inc.	141	2,651
Asbury Automotive Group, Inc. (a)	30	1,920
Ascena Retail Group, Inc. (a)	274	644
AutoNation, Inc. (a)	150	7,699
AutoZone, Inc. (a) (b)	12	8,536
Barnes & Noble Education, Inc. (a)	39	321
Barnes & Noble, Inc.	63	422
Bed Bath & Beyond, Inc.	340	7,477
Best Buy Co., Inc.	613	41,972
Big 5 Sporting Goods Corp. (b)	27	205
Buckle, Inc. (b)	21	499
Caleres, Inc.	30	1,004
CarMax, Inc. (a)	123	7,888
Cato Corp. Class A,	18	287
Chico’s FAS, Inc.	78	688
Children’s Place, Inc. (b)	18	2,616
Dick’s Sporting Goods, Inc.	90	2,587
DSW, Inc. Class A, (b)	152	3,254
Express, Inc. (a)	177	1,797
Finish Line, Inc. Class A,	30	436
Foot Locker, Inc.	66	3,094
Francesca’s Holdings Corp. (a)	54	395
GameStop Corp. Class A, (b)	219	3,931
Gap, Inc.	475	16,178
Genesco, Inc. (a)	45	1,462
Group 1 Automotive, Inc.	48	3,407
Guess?, Inc. (b)	126	2,127
Haverty Furniture Cos., Inc.	21	476
Hibbett Sports, Inc. (a) (b)	9	184
Home Depot, Inc.	329	62,355

See accompanying notes to financial statements.

48

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Kirkland’s, Inc. (a)	12	$144
L Brands, Inc.	290	17,464
Lithia Motors, Inc. Class A, (b)	54	6,134
Lowe’s Cos., Inc.	343	31,878
MarineMax, Inc. (a)	39	737
Michaels Cos., Inc. (a)	128	3,096
Monro, Inc. (b)	9	513
Murphy USA, Inc. (a)	87	6,991
Office Depot, Inc.	1,165	4,124
O’Reilly Automotive, Inc. (a)	30	7,216
Rent-A-Center, Inc. (b)	105	1,166
RH (a) (b)	30	2,586
Ross Stores, Inc.	165	13,241
Sally Beauty Holdings, Inc. (a)	107	2,007
Signet Jewelers, Ltd. (b)	84	4,750
Sleep Number Corp. (a) (b)	18	677
Sonic Automotive, Inc. Class A, (b)	60	1,107
Tailored Brands, Inc.	108	2,358
Tiffany & Co.	39	4,054
TJX Cos., Inc.	210	16,057
Tractor Supply Co.	53	3,962
Ulta Salon Cosmetics & Fragrance, Inc. (a)	12	2,684
Urban Outfitters, Inc. (a)	200	7,012
Vitamin Shoppe, Inc. (a) (b)	12	53
Williams-Sonoma, Inc. (b)	45	2,326
Zumiez, Inc. (a) (b)	9	187

		336,118

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.3%
Apple, Inc.	2,073	350,814
Diebold Nixdorf, Inc. (b)	42	687
Electronics For Imaging, Inc. (a)	33	974
Hewlett Packard Enterprise Co.	1,315	18,883
HP, Inc.	3,834	80,552
NCR Corp. (a)	99	3,365
NetApp, Inc.	177	9,792
Seagate Technology PLC (b)	356	14,895
Super Micro Computer, Inc. (a)	18	377
Western Digital Corp.	177	14,077
Xerox Corp.	483	14,079

		508,495

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Carter’s, Inc.	24	2,820
Crocs, Inc. (a)	36	455
Deckers Outdoor Corp. (a)	18	1,445
Fossil Group, Inc. (a) (b)	57	443
G-III Apparel Group, Ltd. (a)	99	3,652
Hanesbrands, Inc. (b)	188	3,931
Michael Kors Holdings, Ltd. (a)	197	12,401
Movado Group, Inc. (b)	12	386
NIKE, Inc. Class B,	428	26,771
Oxford Industries, Inc.	6	451
Perry Ellis International, Inc. (a)	18	451
PVH Corp.	45	6,175
Ralph Lauren Corp.	128	13,272
Skechers U.S.A., Inc. Class A, (a)	89	3,368
Steven Madden, Ltd. (a)	21	981
Tapestry, Inc.	153	6,767
Under Armour, Inc. Class A, (a) (b)	24	346
Under Armour, Inc. Class C, (a) (b)	24	320
Unifi, Inc. (a)	54	1,937
VF Corp.	219	16,206
Wolverine World Wide, Inc.	48	1,530

		104,108

THRIFTS & MORTGAGE FINANCE — 0.1%
Bank Mutual Corp.	48	511
BofI Holding, Inc. (a) (b)	36	1,076
Dime Community Bancshares, Inc.	27	566
New York Community Bancorp, Inc.	591	7,695
Northwest Bancshares, Inc. (b)	66	1,104
Oritani Financial Corp.	18	295
Provident Financial Services, Inc.	48	1,295
TrustCo Bank Corp. NY	75	690
Walker & Dunlop, Inc. (a)	63	2,993
Washington Federal, Inc.	72	2,466

		18,691

TOBACCO — 0.6%
Altria Group, Inc.	628	44,845
Philip Morris International, Inc.	504	53,248
Universal Corp.	39	2,048

		100,141

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	24	1,634
DXP Enterprises, Inc. (a)	21	621
Fastenal Co.	123	6,727
GATX Corp.	87	5,408
Kaman Corp.	15	883
MSC Industrial Direct Co., Inc. Class A,	18	1,740
NOW, Inc. (a) (b)	66	728
United Rentals, Inc. (a)	56	9,627
Veritiv Corp. (a)	6	173
W.W. Grainger, Inc. (b)	27	6,379
Watsco, Inc.	21	3,571

		37,491

WATER UTILITIES — 0.1%
American States Water Co.	24	1,390
American Water Works Co., Inc.	60	5,489
Aqua America, Inc.	90	3,531

		10,410

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Spok Holdings, Inc.	36	563
Telephone & Data Systems, Inc.	207	5,756

		6,319

TOTAL COMMON STOCKS (Cost $13,250,880)		15,243,616

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (e) (f)	22,071	22,071

See accompanying notes to financial statements.

49

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	37,202	$37,202

TOTAL SHORT-TERM INVESTMENTS (Cost $59,273)		59,273

TOTAL INVESTMENTS — 100.1% (Cost $13,310,153)		15,302,889
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(20,724)

NET ASSETS — 100.0%		$15,282,165

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2017.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$351,213	$—	$—	$351,213
Air Freight & Logistics	108,190	—	—	108,190
Airlines	177,100	—	—	177,100
Auto Components	56,459	—	—	56,459
Automobiles	244,719	—	—	244,719
Banks	1,334,875	—	—	1,334,875
Beverages	161,230	—	—	161,230
Biotechnology	257,586	—	—	257,586
Building Products	42,017	—	—	42,017
Capital Markets	484,126	—	—	484,126
Chemicals	365,505	—	—	365,505
Commercial Services & Supplies	70,336	—	—	70,336
Communications Equipment	141,497	—	—	141,497
Construction & Engineering	44,884	—	—	44,884
Construction Materials	8,481	—	—	8,481
Consumer Finance	226,889	—	—	226,889
Containers & Packaging	72,391	—	—	72,391
Distributors	23,240	—	—	23,240
Diversified Consumer Services	20,860	—	—	20,860
Diversified Financial Services	330,502	—	—	330,502
Diversified Telecommunication Services	415,617	—	—	415,617
Electric Utilities	360,679	—	—	360,679
Electrical Equipment	78,528	—	—	78,528
Electronic Equipment, Instruments & Components	158,585	—	—	158,585
Energy Equipment & Services	143,033	—	—	143,033
Equity Real Estate Investment Trusts (REITS)	41,731	—	—	41,731
Food & Staples Retailing	623,781	—	—	623,781
Food Products	258,296	—	—	258,296
Gas Utilities	30,293	—	—	30,293
Health Care Equipment & Supplies	245,962	—	—	245,962
Health Care Providers & Services	690,349	—	—	690,349
Health Care Technology	9,459	—	—	9,459
Hotels, Restaurants & Leisure	199,275	—	—	199,275

See accompanying notes to financial statements.

50

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Household Durables	$108,657	$—	$—	$108,657
Household Products	146,055	—	—	146,055
Independent Power Producers & Energy Traders	37,529	—	—	37,529
Industrial Conglomerates	162,200	—	—	162,200
Insurance	845,811	—	—	845,811
Internet & Catalog Retail	142,017	—	—	142,017
Internet Software & Services	393,562	—	—	393,562
IT Services	349,958	—	—	349,958
Leisure Equipment & Products	18,164	—	—	18,164
Life Sciences Tools & Services	64,443	—	—	64,443
Machinery	326,320	—	—	326,320
Marine	4,323	—	—	4,323
Media	349,082	—	—	349,082
Metals & Mining	104,497	—	—	104,497
Mortgage Real Estate Investment Trust (REITs)	1,298	—	—	1,298
Multi-Utilities	168,619	—	—	168,619
Multiline Retail	171,516	—	—	171,516
Oil, Gas & Consumable Fuels	1,156,076	—	—	1,156,076
Paper & Forest Products	15,466	—	—	15,466
Personal Products	28,636	—	—	28,636
Pharmaceuticals	451,590	—	—	451,590
Professional Services	44,815	—	—	44,815
Real Estate Investment Trusts (REITs)	276,700	—	—	276,700
Real Estate Management & Development	13,615	—	—	13,615
Road & Rail	146,319	—	—	146,319
Semiconductors & Semiconductor Equipment	423,913	—	—	423,913
Software	392,974	—	—	392,974
Specialty Retail	336,118	—	—	336,118
Technology Hardware, Storage & Peripherals	508,495	—	—	508,495
Textiles, Apparel & Luxury Goods	104,108	—	—	104,108
Thrifts & Mortgage Finance	18,691	—	—	18,691
Tobacco	100,141	—	—	100,141
Trading Companies & Distributors	37,491	—	—	37,491
Water Utilities	10,410	—	—	10,410
Wireless Telecommunication Services	6,319	—	—	6,319
Short-Term Investments	59,273	—	—	59,273

TOTAL INVESTMENTS	$15,302,889	$—	$—	$15,302,889

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Corp.	144	$12,921	$6,575	$—	$—	$1,588	216	$21,084	$151	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	35,542	35,542	217,569	231,040	—	—	22,071	22,071	213	—
State Street Navigator Securities Lending Government Money Market Portfolio	35,435	35,435	160,550	158,783	—	—	37,202	37,202	393	—

TOTAL		$83,898	$384,694	$389,823	$—	$1,588		$80,357	$757	$—

See accompanying notes to financial statements.

51

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 3.6%
AAR Corp.	57	$2,240
Aerojet Rocketdyne Holdings, Inc. (a)	130	4,056
Aerovironment, Inc. (a)	31	1,741
Arconic, Inc.	357	9,728
Axon Enterprise, Inc. (a) (b)	7	186
Boeing Co.	976	287,832
Cubic Corp.	32	1,886
Curtiss-Wright Corp.	17	2,071
Engility Holdings, Inc. (a)	4	113
Esterline Technologies Corp. (a)	25	1,867
General Dynamics Corp.	404	82,194
Huntington Ingalls Industries, Inc.	71	16,735
KLX, Inc. (a)	92	6,279
L3 Technologies, Inc.	115	22,753
Lockheed Martin Corp.	301	96,636
Mercury Systems, Inc. (a)	69	3,543
Moog, Inc. Class A, (a)	49	4,256
Northrop Grumman Corp.	178	54,630
Orbital ATK, Inc.	100	13,150
Raytheon Co.	400	75,140
Rockwell Collins, Inc.	267	36,211
Teledyne Technologies, Inc. (a)	55	9,963
Textron, Inc.	341	19,297
TransDigm Group, Inc. (b)	11	3,021
Triumph Group, Inc. (b)	16	435
United Technologies Corp.	495	63,147

		819,110

AIR FREIGHT & LOGISTICS — 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	36	2,111
C.H. Robinson Worldwide, Inc.	56	4,989
Expeditors International of Washington, Inc.	119	7,698
FedEx Corp.	274	68,374
Forward Air Corp.	29	1,666
Hub Group, Inc. Class A, (a)	7	335
United Parcel Service, Inc. Class B,	332	39,558

		124,731

AIRLINES — 0.6%
Alaska Air Group, Inc.	49	3,602
Allegiant Travel Co.	1	155
American Airlines Group, Inc.	366	19,043
Delta Air Lines, Inc.	562	31,472
Hawaiian Holdings, Inc.	25	996
JetBlue Airways Corp. (a)	132	2,949
SkyWest, Inc.	84	4,460
Southwest Airlines Co.	857	56,091
United Continental Holdings, Inc. (a)	103	6,942

		125,710

AUTO COMPONENTS — 0.4%
American Axle & Manufacturing Holdings, Inc. (a)	11	187
Aptiv PLC	439	37,240
BorgWarner, Inc.	309	15,787
Cooper Tire & Rubber Co. (b)	34	1,202
Cooper-Standard Holdings, Inc. (a)	15	1,838
Dana, Inc.	254	8,131
Delphi Technologies PLC (a)	146	7,661
Dorman Products, Inc. (a)	39	2,384
Fox Factory Holding Corp. (a)	59	2,292
Gentex Corp.	189	3,960
Gentherm, Inc. (a)	37	1,175
Goodyear Tire & Rubber Co.	145	4,685
LCI Industries	21	2,730
Standard Motor Products, Inc.	20	898
Superior Industries International, Inc.	4	59

		90,229

AUTOMOBILES — 0.5%
Ford Motor Co.	1,564	19,534
General Motors Co.	1,923	78,824
Harley-Davidson, Inc. (b)	8	407
Thor Industries, Inc.	89	13,414
Winnebago Industries, Inc.	44	2,447

		114,626

BANKS — 10.0%
Ameris Bancorp	60	2,892
Associated Banc-Corp.	128	3,251
Banc of California, Inc.	15	310
BancorpSouth Bank	112	3,522
Bank of America Corp.	16,042	473,560
Bank of Hawaii Corp.	21	1,800
Bank of the Ozarks, Inc. (b)	157	7,607
Banner Corp.	48	2,646
BB&T Corp.	682	33,909
Boston Private Financial Holdings, Inc.	92	1,421
Brookline Bancorp, Inc.	166	2,606
Cathay General Bancorp	105	4,428
Central Pacific Financial Corp.	49	1,462
Chemical Financial Corp.	72	3,850
Citigroup, Inc.	4,372	325,321
Citizens Financial Group, Inc.	734	30,813
City Holding Co.	26	1,754
Columbia Banking System, Inc.	89	3,866
Comerica, Inc.	272	23,612
Commerce Bancshares, Inc.	80	4,467
Community Bank System, Inc. (b)	65	3,494
Cullen/Frost Bankers, Inc.	60	5,679
Customers Bancorp, Inc. (a)	39	1,014
CVB Financial Corp. (b)	136	3,204
East West Bancorp, Inc.	248	15,086
Fifth Third Bancorp	819	24,848
First BanCorp (a)	275	1,403
First Commonwealth Financial Corp.	164	2,348
First Financial Bancorp	112	2,951
First Financial Bankshares, Inc. (b)	84	3,784
First Horizon National Corp.	257	5,137
First Midwest Bancorp, Inc.	140	3,361
FNB Corp.	129	1,783
Fulton Financial Corp.	235	4,206
Glacier Bancorp, Inc.	124	4,884
Great Western Bancorp, Inc.	81	3,224
Hancock Holding Co.	148	7,326
Hanmi Financial Corp.	48	1,457
Home BancShares, Inc.	160	3,720
Hope Bancorp, Inc.	150	2,738
Huntington Bancshares, Inc.	1,308	19,044

See accompanying notes to financial statements.

52

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Independent Bank Corp.	44	$3,073
International Bancshares Corp.	74	2,938
JPMorgan Chase & Co.	5,118	547,319
KeyCorp.	1,402	28,278
LegacyTexas Financial Group, Inc.	28	1,182
M&T Bank Corp.	182	31,120
MB Financial, Inc.	70	3,116
National Bank Holdings Corp. Class A,	45	1,459
NBT Bancorp, Inc.	21	773
Old National Bancorp	228	3,979
PacWest Bancorp	110	5,544
People’s United Financial, Inc. (b)	168	3,142
Pinnacle Financial Partners, Inc.	73	4,840
PNC Financial Services Group, Inc.	703	101,436
Prosperity Bancshares, Inc.	52	3,644
Regions Financial Corp.	1,859	32,124
S&T Bancorp, Inc.	59	2,349
ServisFirst Bancshares, Inc. (b)	69	2,864
Signature Bank (a)	17	2,333
Simmons First National Corp. Class A,	27	1,542
Southside Bancshares, Inc.	44	1,482
Sterling Bancorp	342	8,413
SunTrust Banks, Inc.	619	39,981
SVB Financial Group (a)	89	20,806
Synovus Financial Corp.	198	9,492
TCF Financial Corp.	215	4,407
Texas Capital Bancshares, Inc. (a)	85	7,556
Tompkins Financial Corp. (b)	8	651
Trustmark Corp.	92	2,931
UMB Financial Corp.	37	2,661
Umpqua Holdings Corp.	261	5,429
United Bankshares, Inc. (b)	56	1,946
United Community Banks, Inc.	127	3,574
US Bancorp	1,342	71,904
Valley National Bancorp	344	3,860
Webster Financial Corp.	111	6,234
Wells Fargo & Co.	3,772	228,847
Westamerica Bancorporation (b)	24	1,429
Wintrust Financial Corp.	91	7,496
Zions Bancorp	312	15,859

		2,281,801

BEVERAGES — 0.8%
Boston Beer Co., Inc. Class A, (a) (b)	5	955
Brown-Forman Corp. Class B,	131	8,996
Coca-Cola Bottling Co. Consolidated	7	1,507
Coca-Cola Co.	1,535	70,426
Constellation Brands, Inc. Class A,	130	29,714
Dr. Pepper Snapple Group, Inc.	40	3,882
Molson Coors Brewing Co. Class B,	24	1,970
Monster Beverage Corp. (a)	203	12,848
PepsiCo, Inc.	444	53,244

		183,542

BIOTECHNOLOGY — 3.5%
AbbVie, Inc.	2,763	267,210
Acorda Therapeutics, Inc. (a)	13	279
Alexion Pharmaceuticals, Inc. (a)	69	8,252
Amgen, Inc.	940	163,466
Biogen, Inc. (a)	179	57,024
Bioverativ, Inc. (a)	82	4,421
Celgene Corp. (a)	1,147	119,701
Eagle Pharmaceuticals, Inc. (a) (b)	16	855
Emergent BioSolutions, Inc. (a)	58	2,695
Enanta Pharmaceuticals, Inc. (a)	29	1,702
Gilead Sciences, Inc.	638	45,706
Incyte Corp. (a)	190	17,995
Ligand Pharmaceuticals, Inc. (a) (b)	31	4,245
MiMedx Group, Inc. (a) (b)	163	2,055
Momenta Pharmaceuticals, Inc. (a)	79	1,102
Myriad Genetics, Inc. (a)	119	4,087
Regeneron Pharmaceuticals, Inc. (a)	92	34,588
Repligen Corp. (a)	45	1,633
Spectrum Pharmaceuticals, Inc. (a)	146	2,767
United Therapeutics Corp. (a)	10	1,479
Vertex Pharmaceuticals, Inc. (a)	437	65,489

		806,751

BUILDING PRODUCTS — 0.3%
AAON, Inc.	53	1,945
Allegion PLC	122	9,706
American Woodmark Corp. (a)	23	2,996
AO Smith Corp.	161	9,866
Apogee Enterprises, Inc.	43	1,966
Fortune Brands Home & Security, Inc.	130	8,897
Gibraltar Industries, Inc. (a)	13	429
Griffon Corp.	20	407
Johnson Controls International PLC	207	7,889
Lennox International, Inc.	38	7,914
Masco Corp.	326	14,324
Patrick Industries, Inc. (a)	18	1,250
Quanex Building Products Corp.	44	1,030
Simpson Manufacturing Co., Inc.	33	1,895
Trex Co., Inc. (a)	52	5,636
Universal Forest Products, Inc.	3	113

		76,263

CAPITAL MARKETS — 4.6%
Affiliated Managers Group, Inc.	87	17,857
Ameriprise Financial, Inc.	260	44,062
Bank of New York Mellon Corp.	964	51,921
BlackRock, Inc.	160	82,194
Cboe Global Markets, Inc.	195	24,295
Charles Schwab Corp.	1,748	89,795
CME Group, Inc.	529	77,260
Donnelley Financial Solutions, Inc. (a)	9	175
E*TRADE Financial Corp. (a)	452	22,406
Eaton Vance Corp.	156	8,797
Evercore, Inc. Class A,	65	5,850
FactSet Research Systems, Inc. (b)	26	5,012
Federated Investors, Inc. Class B, (b)	72	2,598
Financial Engines, Inc.	77	2,333
Franklin Resources, Inc.	435	18,849
Goldman Sachs Group, Inc.	455	115,916
Greenhill & Co., Inc. (b)	11	214
Interactive Brokers Group, Inc. Class A,	105	6,217
Intercontinental Exchange, Inc.	654	46,146
Invesco, Ltd.	482	17,612
Investment Technology Group, Inc.	10	192
Janus Henderson Group PLC	103	3,941

See accompanying notes to financial statements.

53

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Legg Mason, Inc.	72	$3,023
MarketAxess Holdings, Inc.	32	6,456
Moody’s Corp.	244	36,017
Morgan Stanley	2,200	115,434
MSCI, Inc.	140	17,716
Nasdaq, Inc.	99	7,606
Northern Trust Corp.	239	23,874
Piper Jaffray Cos.	16	1,380
Raymond James Financial, Inc.	206	18,396
S&P Global, Inc.	308	52,175
SEI Investments Co.	192	13,797
State Street Corp. (d)	515	50,269
Stifel Financial Corp.	104	6,194
T Rowe Price Group, Inc.	374	39,244
Virtus Investment Partners, Inc.	10	1,150
Waddell & Reed Financial, Inc. Class A, (b)	62	1,385
WisdomTree Investments, Inc.	45	565

		1,038,323

CHEMICALS — 2.7%
A Schulman, Inc.	20	745
AdvanSix, Inc. (a)	33	1,388
Air Products & Chemicals, Inc.	124	20,346
Albemarle Corp. (b)	191	24,427
American Vanguard Corp.	40	786
Ashland Global Holdings, Inc.	69	4,913
Balchem Corp.	13	1,048
Cabot Corp.	47	2,895
CF Industries Holdings, Inc.	384	16,335
Chemours Co.	318	15,919
DowDuPont, Inc.	3,007	214,159
Eastman Chemical Co.	148	13,711
Ecolab, Inc.	150	20,127
Flotek Industries, Inc. (a) (b)	75	349
FMC Corp.	230	21,772
Hawkins, Inc.	4	141
HB Fuller Co.	41	2,209
Ingevity Corp. (a)	73	5,144
Innophos Holdings, Inc.	11	514
Innospec, Inc.	8	565
International Flavors & Fragrances, Inc.	31	4,731
Koppers Holdings, Inc. (a)	17	865
Kraton Corp. (a)	40	1,927
LSB Industries, Inc. (a) (b)	20	175
LyondellBasell Industries NV Class A,	361	39,826
Minerals Technologies, Inc.	26	1,790
Monsanto Co.	327	38,187
Mosaic Co.	46	1,180
NewMarket Corp.	7	2,782
Olin Corp.	272	9,678
PolyOne Corp.	120	5,220
PPG Industries, Inc.	194	22,663
Praxair, Inc.	238	36,814
Quaker Chemical Corp.	27	4,071
Rayonier Advanced Materials, Inc.	71	1,452
RPM International, Inc.	53	2,778
Scotts Miracle-Gro Co.	20	2,140
Sensient Technologies Corp.	29	2,121
Sherwin-Williams Co.	135	55,355
Stepan Co.	31	2,448
Tredegar Corp.	39	749
Valvoline, Inc.	90	2,255

		606,700

COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	42	1,584
Brady Corp. Class A,	27	1,023
Brink’s Co.	77	6,060
Cintas Corp.	118	18,388
Clean Harbors, Inc. (a)	44	2,385
Copart, Inc. (a)	243	10,495
Deluxe Corp.	23	1,767
Healthcare Services Group, Inc.	91	4,798
Herman Miller, Inc.	39	1,562
HNI Corp.	17	656
Interface, Inc.	41	1,031
LSC Communications, Inc.	9	136
Matthews International Corp. Class A,	13	686
Mobile Mini, Inc.	65	2,242
MSA Safety, Inc.	55	4,264
Multi-Color Corp.	12	898
Pitney Bowes, Inc.	45	503
Republic Services, Inc.	234	15,821
Rollins, Inc. (b)	151	7,026
RR Donnelley & Sons Co. (b)	27	251
Stericycle, Inc. (a)	11	748
Team, Inc. (a) (b)	4	60
Tetra Tech, Inc.	47	2,263
UniFirst Corp.	19	3,133
US Ecology, Inc.	7	357
Viad Corp.	30	1,662
Waste Management, Inc.	339	29,256

		119,055

COMMUNICATIONS EQUIPMENT — 0.7%
ADTRAN, Inc.	23	445
Applied Optoelectronics, Inc. (a) (b)	30	1,135
ARRIS International PLC (a)	74	1,901
Black Box Corp.	4	14
CalAmp Corp. (a)	55	1,179
Ciena Corp. (a)	69	1,444
Cisco Systems, Inc.	2,411	92,341
F5 Networks, Inc. (a)	3	394
Harmonic, Inc. (a) (b)	171	718
Harris Corp.	197	27,905
InterDigital, Inc.	11	838
Juniper Networks, Inc.	118	3,363
Lumentum Holdings, Inc. (a) (b)	97	4,743
Motorola Solutions, Inc.	123	11,112
NETGEAR, Inc. (a)	1	59
NetScout Systems, Inc. (a)	106	3,228
Oclaro, Inc. (a)	217	1,463
Plantronics, Inc.	22	1,108
ViaSat, Inc. (a) (b)	3	224
Viavi Solutions, Inc. (a)	350	3,059

		156,673

CONSTRUCTION & ENGINEERING — 0.1%
AECOM (a)	188	6,984
Aegion Corp. (a)	44	1,119
Comfort Systems USA, Inc.	47	2,052

See accompanying notes to financial statements.

54

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Dycom Industries, Inc. (a) (b)	7	$780
EMCOR Group, Inc.	34	2,779
Fluor Corp.	19	981
Granite Construction, Inc.	25	1,586
Jacobs Engineering Group, Inc.	48	3,166
KBR, Inc.	92	1,824
MYR Group, Inc. (a)	35	1,251
Orion Group Holdings, Inc. (a)	12	94
Quanta Services, Inc. (a)	188	7,353
Valmont Industries, Inc.	13	2,156

		32,125

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	54	6,118
Martin Marietta Materials, Inc.	25	5,526
US Concrete, Inc. (a) (b)	4	335
Vulcan Materials Co.	52	6,675

		18,654

CONSUMER FINANCE — 0.8%
American Express Co.	1,000	99,310
Capital One Financial Corp.	322	32,065
Discover Financial Services	248	19,076
Encore Capital Group, Inc. (a)	46	1,937
Enova International, Inc. (a)	17	258
FirstCash, Inc.	43	2,900
Green Dot Corp. Class A, (a)	77	4,640
Navient Corp.	328	4,369
PRA Group, Inc. (a) (b)	6	199
SLM Corp. (a)	742	8,385
Synchrony Financial	365	14,093
World Acceptance Corp. (a) (b)	15	1,211

		188,443

CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	47	4,055
Avery Dennison Corp.	137	15,736
Ball Corp.	109	4,126
Bemis Co., Inc.	24	1,147
Greif, Inc. Class A, (b)	27	1,636
International Paper Co.	459	26,594
Myers Industries, Inc.	40	780
Owens-Illinois, Inc. (a)	207	4,589
Packaging Corp. of America	154	18,565
Sealed Air Corp.	24	1,183
Silgan Holdings, Inc.	69	2,028
Sonoco Products Co.	48	2,551
WestRock Co.	282	17,825

		100,815

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	13	410
Genuine Parts Co.	59	5,606
LKQ Corp. (a)	151	6,141
Pool Corp.	34	4,408

		16,565

DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc.	97	4,079
American Public Education, Inc. (a)	4	100
Capella Education Co.	20	1,548
Career Education Corp. (a)	110	1,329
Graham Holdings Co. Class B,	5	2,791
H&R Block, Inc. (b)	158	4,143
Regis Corp. (a)	36	553
Service Corp. International	229	8,546
Sotheby’s (a)	45	2,322
Strayer Education, Inc.	17	1,523

		26,934

DIVERSIFIED FINANCIAL SERVICES — 1.8%
Berkshire Hathaway, Inc. Class B, (a)	1,978	392,079
Leucadia National Corp.	406	10,755

		402,834

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	2,456	95,489
ATN International, Inc.	8	442
CenturyLink, Inc.	24	401
Cincinnati Bell, Inc. (a)	6	125
Cogent Communications Holdings, Inc.	61	2,763
Consolidated Communications Holdings, Inc.	11	134
Frontier Communications Corp. (b)	17	115
General Communication, Inc. Class A, (a)	40	1,561
Iridium Communications, Inc. (a) (b)	100	1,180
Verizon Communications, Inc.	1,269	67,168

		169,378

ELECTRIC UTILITIES — 0.9%
ALLETE, Inc.	43	3,198
Alliant Energy Corp.	90	3,835
American Electric Power Co., Inc.	197	14,493
Duke Energy Corp.	271	22,794
Edison International	101	6,387
El Paso Electric Co.	33	1,827
Entergy Corp.	55	4,477
Eversource Energy	156	9,856
Exelon Corp.	469	18,483
FirstEnergy Corp.	59	1,807
Great Plains Energy, Inc.	85	2,740
Hawaiian Electric Industries, Inc.	72	2,603
IDACORP, Inc.	29	2,649
NextEra Energy, Inc.	312	48,731
OGE Energy Corp.	131	4,311
PG&E Corp.	251	11,252
Pinnacle West Capital Corp.	55	4,685
PNM Resources, Inc.	78	3,155
PPL Corp.	336	10,399
Southern Co.	133	6,396
Westar Energy, Inc.	6	317
Xcel Energy, Inc.	289	13,904

		198,299

ELECTRICAL EQUIPMENT — 0.7%
Acuity Brands, Inc.	1	176
AMETEK, Inc.	380	27,539
AZZ, Inc.	12	613
Eaton Corp. PLC	415	32,789
Emerson Electric Co.	654	45,577
Encore Wire Corp.	8	389
EnerSys	13	905

See accompanying notes to financial statements.

55

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
General Cable Corp.	49	$1,451
Hubbell, Inc.	31	4,196
Powell Industries, Inc.	8	229
Regal Beloit Corp.	65	4,979
Rockwell Automation, Inc.	211	41,430

		160,273

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Amphenol Corp. Class A,	341	29,940
Anixter International, Inc. (a)	36	2,736
Arrow Electronics, Inc. (a)	106	8,523
Avnet, Inc.	38	1,506
Badger Meter, Inc.	16	765
Bel Fuse, Inc. Class B,	4	101
Belden, Inc.	20	1,543
Benchmark Electronics, Inc. (a)	79	2,299
Cognex Corp.	296	18,103
Coherent, Inc. (a)	41	11,571
Corning, Inc.	1,164	37,236
CTS Corp.	16	412
Daktronics, Inc.	8	73
Electro Scientific Industries, Inc. (a)	4	86
ePlus, Inc. (a)	23	1,730
Fabrinet (a)	52	1,492
FARO Technologies, Inc. (a)	31	1,457
FLIR Systems, Inc.	128	5,967
II-VI, Inc. (a)	104	4,883
Insight Enterprises, Inc. (a)	53	2,029
IPG Photonics Corp. (a)	66	14,133
Itron, Inc. (a)	53	3,615
Jabil, Inc.	276	7,245
KEMET Corp. (a)	85	1,280
Keysight Technologies, Inc. (a)	173	7,197
Knowles Corp. (a)	20	293
Littelfuse, Inc.	33	6,528
Methode Electronics, Inc.	37	1,484
MTS Systems Corp.	4	215
National Instruments Corp.	169	7,036
OSI Systems, Inc. (a)	27	1,738
Plexus Corp. (a)	28	1,700
Rogers Corp. (a)	33	5,343
Sanmina Corp. (a)	127	4,191
SYNNEX Corp.	29	3,943
TE Connectivity, Ltd.	455	43,243
Tech Data Corp. (a)	23	2,253
Trimble, Inc. (a)	373	15,159
TTM Technologies, Inc. (a)	157	2,460
VeriFone Systems, Inc. (a)	134	2,373
Vishay Intertechnology, Inc.	192	3,984
Zebra Technologies Corp. Class A, (a)	91	9,446

		277,311

ENERGY EQUIPMENT & SERVICES — 0.1%
Archrock, Inc.	119	1,250
Baker Hughes a GE Co.	57	1,803
CARBO Ceramics, Inc. (a) (b)	24	244
Diamond Offshore Drilling, Inc. (a) (b)	3	56
Ensco PLC Class A, (b)	41	242
Era Group, Inc. (a)	4	43
Exterran Corp. (a)	48	1,509
Geospace Technologies Corp. (a)	3	39
Gulf Island Fabrication, Inc.	4	54
Halliburton Co.	116	5,669
Helix Energy Solutions Group, Inc. (a)	5	38
Helmerich & Payne, Inc. (b)	5	323
Matrix Service Co. (a)	4	71
McDermott International, Inc. (a)	411	2,704
Nabors Industries, Ltd.	63	430
National Oilwell Varco, Inc.	150	5,403
Newpark Resources, Inc. (a)	151	1,299
Noble Corp. PLC (a) (b)	11	50
Oil States International, Inc. (a)	7	198
Patterson-UTI Energy, Inc.	80	1,841
Pioneer Energy Services Corp. (a)	139	424
Rowan Cos. PLC Class A, (a) (b)	5	78
Schlumberger, Ltd.	61	4,111
SEACOR Holdings, Inc. (a)	4	185
Superior Energy Services, Inc. (a)	7	67
TechnipFMC PLC	20	626
TETRA Technologies, Inc. (a)	144	615
Transocean, Ltd. (a) (b)	17	182
Unit Corp. (a)	93	2,046
US Silica Holdings, Inc. (b)	29	944

		32,544

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
Alexander & Baldwin, Inc.	39	1,082
Alexandria Real Estate Equities, Inc. REIT	47	6,138
AvalonBay Communities, Inc. REIT	43	7,672
CareTrust REIT, Inc.	104	1,743
CoreCivic, Inc. REIT	205	4,612
CoreSite Realty Corp. REIT	40	4,556
CyrusOne, Inc. REIT	118	7,024
EPR Properties REIT	8	524
Four Corners Property Trust, Inc. REIT	81	2,082
GEO Group, Inc. REIT	198	4,673
Getty Realty Corp. REIT	20	543
Government Properties Income Trust REIT (b)	4	74
Lamar Advertising Co. Class A, REIT	33	2,450
Lexington Realty Trust REIT	67	646
Medical Properties Trust, Inc. REIT	69	951
National Retail Properties, Inc. REIT	7	302
Omega Healthcare Investors, Inc. REIT (b)	65	1,790
Potlatch Corp. REIT	48	2,395
Rayonier, Inc. REIT	112	3,542
Sabra Health Care REIT, Inc.	91	1,708
Uniti Group, Inc. REIT (a) (b)	21	374
Urstadt Biddle Properties, Inc. Class A, REIT	20	435

		55,316

FOOD & STAPLES RETAILING — 0.8%
Andersons, Inc.	6	187
Casey’s General Stores, Inc. (b)	7	784
Costco Wholesale Corp.	292	54,347
CVS Health Corp.	134	9,715
Kroger Co.	45	1,235

See accompanying notes to financial statements.

56

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
SpartanNash Co.	5	$133
Sprouts Farmers Market, Inc. (a)	5	122
SUPERVALU, Inc. (a) (b)	35	756
Sysco Corp.	237	14,393
United Natural Foods, Inc. (a)	2	99
Wal-Mart Stores, Inc.	838	82,752
Walgreens Boots Alliance, Inc.	123	8,932

		173,455

FOOD PRODUCTS — 0.3%
Archer-Daniels-Midland Co.	125	5,010
B&G Foods, Inc. (b)	15	527
Bob Evans Farms, Inc.	28	2,207
Calavo Growers, Inc. (b)	8	675
Cal-Maine Foods, Inc. (a) (b)	5	222
Campbell Soup Co. (b)	25	1,203
Conagra Brands, Inc.	55	2,072
Darling Ingredients, Inc. (a)	198	3,590
Dean Foods Co.	75	867
Flowers Foods, Inc.	172	3,321
General Mills, Inc.	25	1,482
Hain Celestial Group, Inc. (a)	13	551
Hershey Co.	43	4,881
Hormel Foods Corp. (b)	12	437
Ingredion, Inc.	9	1,258
J&J Snack Foods Corp.	10	1,518
J.M. Smucker Co.	5	621
John B Sanfilippo & Son, Inc.	17	1,075
Kellogg Co.	33	2,243
Kraft Heinz Co.	27	2,100
Lamb Weston Holdings, Inc.	199	11,234
Lancaster Colony Corp.	4	517
McCormick & Co., Inc.	35	3,567
Mondelez International, Inc. Class A,	201	8,603
Post Holdings, Inc. (a) (b)	35	2,773
Sanderson Farms, Inc. (b)	31	4,302
Seneca Foods Corp. Class A, (a)	12	369
Snyder’s-Lance, Inc.	34	1,703
Tootsie Roll Industries, Inc. (b)	12	437
TreeHouse Foods, Inc. (a)	5	247
Tyson Foods, Inc. Class A,	67	5,432

		75,044

GAS UTILITIES — 0.1%
Atmos Energy Corp.	52	4,466
National Fuel Gas Co. (b)	41	2,251
New Jersey Resources Corp.	61	2,452
Northwest Natural Gas Co.	6	358
ONE Gas, Inc.	41	3,004
South Jersey Industries, Inc.	52	1,624
Southwest Gas Holdings, Inc.	15	1,207
Spire, Inc.	48	3,607
UGI Corp.	39	1,831
WGL Holdings, Inc.	60	5,151

		25,951

HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abaxis, Inc.	24	1,189
Abbott Laboratories	2,394	136,626
ABIOMED, Inc. (a)	73	13,681
Align Technology, Inc. (a)	124	27,552
Analogic Corp.	7	586
AngioDynamics, Inc. (a)	11	183
Baxter International, Inc.	602	38,913
Becton Dickinson and Co.	208	44,600
Boston Scientific Corp. (a)	1,646	40,804
Cantel Medical Corp.	36	3,703
CONMED Corp.	32	1,631
Cooper Cos., Inc.	63	13,726
CryoLife, Inc. (a)	36	689
Danaher Corp.	245	22,741
DENTSPLY SIRONA, Inc.	31	2,041
Edwards Lifesciences Corp. (a)	103	11,609
Globus Medical, Inc. Class A, (a) (b)	111	4,562
Haemonetics Corp. (a)	65	3,775
Halyard Health, Inc. (a)	57	2,632
Heska Corp. (a)	11	882
Hill-Rom Holdings, Inc.	96	8,092
Hologic, Inc. (a)	62	2,651
ICU Medical, Inc. (a)	20	4,320
IDEXX Laboratories, Inc. (a)	136	21,268
Inogen, Inc. (a)	31	3,692
Integer Holdings Corp. (a)	52	2,356
Integra LifeSciences Holdings Corp. (a) (b)	81	3,877
Intuitive Surgical, Inc. (a)	194	70,798
LeMaitre Vascular, Inc.	31	987
LivaNova PLC (a)	43	3,437
Masimo Corp. (a)	85	7,208
Medtronic PLC	181	14,616
Meridian Bioscience, Inc.	20	280
Merit Medical Systems, Inc. (a)	72	3,110
Natus Medical, Inc. (a)	7	267
Neogen Corp. (a)	55	4,522
NuVasive, Inc. (a)	2	117
OraSure Technologies, Inc. (a)	108	2,037
ResMed, Inc.	158	13,381
STERIS PLC	109	9,534
Stryker Corp.	300	46,452
Surmodics, Inc. (a)	20	560
Teleflex, Inc.	78	19,408
Varex Imaging Corp. (a)	28	1,125
Varian Medical Systems, Inc. (a)	78	8,670
West Pharmaceutical Services, Inc.	75	7,400
Zimmer Biomet Holdings, Inc.	81	9,774

		642,064

HEALTH CARE PROVIDERS & SERVICES — 3.6%
Acadia Healthcare Co., Inc. (a)	98	3,198
Aetna, Inc.	545	98,313
Almost Family, Inc. (a)	4	221
Amedisys, Inc. (a)	30	1,581
AmerisourceBergen Corp.	124	11,386
AMN Healthcare Services, Inc. (a)	66	3,250
Anthem, Inc.	448	100,804
BioTelemetry, Inc. (a)	48	1,435
Cardinal Health, Inc.	69	4,228
Centene Corp. (a)	284	28,650
Chemed Corp. (b)	25	6,075
Cigna Corp.	436	88,547
Community Health Systems, Inc. (a) (b)	16	68
Cross Country Healthcare, Inc. (a)	4	51

See accompanying notes to financial statements.

57

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
DaVita, Inc. (a)	7	$506
Encompass Health Corp.	75	3,706
Ensign Group, Inc.	2	44
Envision Healthcare Corp. (a)	17	587
Express Scripts Holding Co. (a)	78	5,822
HCA Healthcare, Inc. (a)	64	5,622
HealthEquity, Inc. (a)	79	3,686
Henry Schein, Inc. (a)	63	4,402
Humana, Inc.	225	55,816
Kindred Healthcare, Inc.	29	281
Laboratory Corp. of America Holdings (a)	67	10,687
LHC Group, Inc. (a)	33	2,021
LifePoint Health, Inc. (a)	37	1,843
Magellan Health, Inc. (a)	41	3,959
McKesson Corp.	159	24,796
MEDNAX, Inc. (a)	15	802
Molina Healthcare, Inc. (a)	47	3,604
Owens & Minor, Inc.	27	510
Patterson Cos., Inc. (b)	35	1,265
Quest Diagnostics, Inc.	79	7,781
Quorum Health Corp. (a)	3	19
Select Medical Holdings Corp. (a)	159	2,806
Tenet Healthcare Corp. (a) (b)	4	61
Tivity Health, Inc. (a) (b)	52	1,901
UnitedHealth Group, Inc.	1,429	315,037
Universal Health Services, Inc. Class B,	13	1,474
US Physical Therapy, Inc.	17	1,227
WellCare Health Plans, Inc. (a)	76	15,284

		823,356

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	24	349
Cerner Corp. (a)	266	17,926
Computer Programs & Systems, Inc. (b)	4	120
HealthStream, Inc. (a)	32	741
HMS Holdings Corp. (a)	18	305
Medidata Solutions, Inc. (a)	95	6,020
Omnicell, Inc. (a)	73	3,541
Quality Systems, Inc. (a)	47	638

		29,640

HOTELS, RESTAURANTS & LEISURE — 2.4%
Belmond, Ltd. Class A, (a)	70	857
BJ’s Restaurants, Inc.	1	36
Boyd Gaming Corp.	84	2,944
Brinker International, Inc. (b)	15	583
Buffalo Wild Wings, Inc. (a)	1	156
Carnival Corp.	489	32,455
Cheesecake Factory, Inc. (b)	14	675
Chipotle Mexican Grill, Inc. (a)	1	289
Churchill Downs, Inc.	21	4,887
Cracker Barrel Old Country Store, Inc. (b)	16	2,542
Darden Restaurants, Inc.	117	11,234
Dave & Buster’s Entertainment, Inc. (a)	64	3,531
DineEquity, Inc. (b)	3	152
Domino’s Pizza, Inc. (b)	37	6,992
Dunkin’ Brands Group, Inc.	44	2,837
Hilton Worldwide Holdings, Inc.	336	26,833
ILG, Inc.	170	4,842
International Speedway Corp. Class A,	24	956
Jack in the Box, Inc.	22	2,158
Marcus Corp.	39	1,067
Marriott International, Inc. Class A,	542	73,566
Marriott Vacations Worldwide Corp.	41	5,544
McDonald’s Corp.	1,247	214,634
MGM Resorts International	345	11,520
Papa John’s International, Inc. (b)	8	449
Penn National Gaming, Inc. (a)	129	4,042
Red Robin Gourmet Burgers, Inc. (a)	22	1,241
Royal Caribbean Cruises, Ltd.	283	33,756
Ruth’s Hospitality Group, Inc.	48	1,039
Scientific Games Corp. Class A, (a)	80	4,104
Six Flags Entertainment Corp.	39	2,596
Sonic Corp. (b)	13	357
Starbucks Corp.	321	18,435
Texas Roadhouse, Inc.	36	1,896
Wendy’s Co.	327	5,369
Wingstop, Inc.	37	1,442
Wyndham Worldwide Corp.	180	20,857
Wynn Resorts, Ltd.	133	22,422
Yum! Brands, Inc.	256	20,892

		550,187

HOUSEHOLD DURABLES — 0.7%
CalAtlantic Group, Inc.	23	1,297
Cavco Industries, Inc. (a)	12	1,831
D.R. Horton, Inc.	500	25,535
Ethan Allen Interiors, Inc.	16	458
Garmin, Ltd.	35	2,085
Helen of Troy, Ltd. (a)	5	482
Installed Building Products, Inc. (a)	33	2,506
iRobot Corp. (a) (b)	49	3,758
KB Home	134	4,281
La-Z-Boy, Inc.	15	468
Leggett & Platt, Inc.	40	1,909
Lennar Corp. Class A,	226	14,292
LGI Homes, Inc. (a) (b)	38	2,851
M/I Homes, Inc. (a)	32	1,101
MDC Holdings, Inc.	66	2,104
Meritage Homes Corp. (a)	64	3,277
Mohawk Industries, Inc. (a)	81	22,348
Newell Brands, Inc.	65	2,008
NVR, Inc. (a)	6	21,049
PulteGroup, Inc.	432	14,364
Tempur Sealy International, Inc. (a)	8	502
Toll Brothers, Inc.	234	11,237
TopBuild Corp. (a)	53	4,014
TRI Pointe Group, Inc. (a)	168	3,011
Tupperware Brands Corp.	33	2,069
Universal Electronics, Inc. (a) (b)	3	142
Whirlpool Corp.	68	11,468
William Lyon Homes Class A, (a)	51	1,483

		161,930

HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. Class A, (a)	56	2,112
Church & Dwight Co., Inc.	55	2,759
Clorox Co.	51	7,586
Colgate-Palmolive Co.	196	14,788
Energizer Holdings, Inc. (b)	14	672

See accompanying notes to financial statements.

58

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Kimberly-Clark Corp.	110	$13,272
Procter & Gamble Co.	793	72,861
WD-40 Co. (b)	6	708

		114,758

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	143	1,549
NRG Energy, Inc.	521	14,838

		16,387

INDUSTRIAL CONGLOMERATES — 1.6%
3M Co.	716	168,525
Carlisle Cos., Inc.	20	2,273
General Electric Co.	385	6,718
Honeywell International, Inc.	915	140,325
Raven Industries, Inc.	61	2,095
Roper Technologies, Inc.	159	41,181

		361,117

INSURANCE — 2.9%
Aflac, Inc.	334	29,319
Alleghany Corp. (a)	5	2,980
Allstate Corp.	466	48,795
American Equity Investment Life Holding Co.	151	4,640
American Financial Group, Inc.	111	12,048
American International Group, Inc.	201	11,976
AMERISAFE, Inc.	20	1,232
Aon PLC	302	40,468
Arthur J Gallagher & Co.	216	13,668
Aspen Insurance Holdings, Ltd.	35	1,421
Assurant, Inc.	41	4,134
Brighthouse Financial, Inc. (a)	4	235
Brown & Brown, Inc.	115	5,918
Chubb, Ltd.	269	39,309
Cincinnati Financial Corp.	46	3,449
CNO Financial Group, Inc.	301	7,432
eHealth, Inc. (a)	24	417
Employers Holdings, Inc.	53	2,353
Everest Re Group, Ltd.	20	4,425
First American Financial Corp.	133	7,453
Genworth Financial, Inc. Class A, (a)	22	68
Hanover Insurance Group, Inc.	30	3,242
Hartford Financial Services Group, Inc.	372	20,936
Horace Mann Educators Corp.	56	2,470
Infinity Property & Casualty Corp.	4	424
Kemper Corp.	76	5,236
Lincoln National Corp.	362	27,827
Loews Corp.	135	6,754
Maiden Holdings, Ltd.	115	759
Marsh & McLennan Cos., Inc.	661	53,799
Mercury General Corp.	14	748
MetLife, Inc.	1,086	54,908
Navigators Group, Inc.	29	1,412
Old Republic International Corp.	119	2,544
Primerica, Inc.	76	7,718
Principal Financial Group, Inc.	227	16,017
ProAssurance Corp.	26	1,486
Progressive Corp.	957	53,898
Prudential Financial, Inc.	474	54,501
Reinsurance Group of America, Inc.	77	12,007
RenaissanceRe Holdings, Ltd.	16	2,009
RLI Corp.	2	121
Safety Insurance Group, Inc.	8	643
Selective Insurance Group, Inc.	75	4,403
Stewart Information Services Corp.	28	1,184
Torchmark Corp.	101	9,162
Travelers Cos., Inc.	159	21,567
United Fire Group, Inc.	3	137
Universal Insurance Holdings, Inc. (b)	55	1,504
Unum Group	356	19,541
Willis Towers Watson PLC	124	18,686
WR Berkley Corp.	72	5,159
XL Group, Ltd.	126	4,430

		656,972

INTERNET & CATALOG RETAIL — 2.5%
Amazon.com, Inc. (a)	304	355,519
Expedia, Inc.	60	7,186
FTD Cos., Inc. (a)	36	259
Netflix, Inc. (a)	672	128,997
Nutrisystem, Inc.	61	3,209
PetMed Express, Inc. (b)	47	2,138
Priceline Group, Inc. (a)	46	79,936
TripAdvisor, Inc. (a) (b)	25	862

		578,106

INTERNET SOFTWARE & SERVICES — 4.6%
Akamai Technologies, Inc. (a)	8	520
Alphabet, Inc. Class C, (a)	255	266,832
Alphabet, Inc. Class A, (a)	225	237,015
Blucora, Inc. (a)	68	1,503
Cars.com, Inc. (a) (b)	47	1,356
DHI Group, Inc. (a)	4	8
eBay, Inc. (a)	1,283	48,420
Facebook, Inc. Class A, (a)	2,665	470,266
j2 Global, Inc.	15	1,125
Liquidity Services, Inc. (a)	3	15
LivePerson, Inc. (a)	76	874
LogMeIn, Inc.	40	4,580
NIC, Inc.	59	979
Shutterstock, Inc. (a)	4	172
Stamps.com, Inc. (a) (b)	25	4,700
VeriSign, Inc. (a) (b)	88	10,071
XO Group, Inc. (a)	4	74

		1,048,510

IT SERVICES — 4.2%
Accenture PLC Class A,	412	63,073
Acxiom Corp. (a)	25	689
Alliance Data Systems Corp.	19	4,816
Automatic Data Processing, Inc.	494	57,892
Broadridge Financial Solutions, Inc.	126	11,413
CACI International, Inc. Class A, (a)	27	3,573
Cardtronics PLC Class A, (a)	2	37
Cognizant Technology Solutions Corp. Class A,	866	61,503
Convergys Corp.	28	658
CoreLogic, Inc. (a)	59	2,726
CSG Systems International, Inc.	1	44
CSRA, Inc.	154	4,608

See accompanying notes to financial statements.

59

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
DST Systems, Inc.	14	$869
DXC Technology Co.	487	46,216
ExlService Holdings, Inc. (a)	25	1,509
Fidelity National Information Services, Inc.	340	31,991
Fiserv, Inc. (a)	234	30,684
Gartner, Inc. (a)	141	17,364
Global Payments, Inc.	192	19,246
International Business Machines Corp.	116	17,797
Jack Henry & Associates, Inc.	64	7,485
Leidos Holdings, Inc.	219	14,141
Mastercard, Inc. Class A,	1,120	169,523
MAXIMUS, Inc.	37	2,649
Paychex, Inc.	156	10,621
PayPal Holdings, Inc. (a)	1,859	136,860
Perficient, Inc. (a)	36	687
Science Applications International Corp.	6	459
Sykes Enterprises, Inc. (a)	8	252
TeleTech Holdings, Inc.	4	161
Teradata Corp. (a)	133	5,115
Total System Services, Inc.	201	15,897
Virtusa Corp. (a)	60	2,645
Visa, Inc. Class A, (b)	1,870	213,217
Western Union Co.	147	2,795
WEX, Inc. (a)	19	2,683

		961,898

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	124	6,847
Callaway Golf Co.	110	1,532
Hasbro, Inc.	76	6,908
Mattel, Inc. (b)	15	231
Polaris Industries, Inc.	85	10,539
Sturm Ruger & Co., Inc.	1	56
Vista Outdoor, Inc. (a)	2	29

		26,142

LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	528	35,360
Bio-Rad Laboratories, Inc. Class A, (a)	34	8,115
Bio-Techne Corp.	17	2,202
Cambrex Corp. (a)	21	1,008
Charles River Laboratories International, Inc. (a)	70	7,661
Illumina, Inc. (a)	227	49,597
INC Research Holdings, Inc. Class A, (a)	32	1,395
IQVIA Holdings, Inc. (a)	182	17,818
Mettler-Toledo International, Inc. (a)	40	24,781
PerkinElmer, Inc.	142	10,383
Thermo Fisher Scientific, Inc.	445	84,497
Waters Corp. (a)	89	17,194

		260,011

MACHINERY — 3.2%
AGCO Corp.	102	7,286
Alamo Group, Inc.	14	1,580
Albany International Corp. Class A,	24	1,475
Astec Industries, Inc.	4	234
Barnes Group, Inc.	76	4,809
Briggs & Stratton Corp.	21	533
Caterpillar, Inc. (b)	972	153,168
Chart Industries, Inc. (a)	26	1,218
CIRCOR International, Inc.	5	243
Crane Co.	43	3,836
Cummins, Inc.	203	35,858
Deere & Co.	498	77,942
Donaldson Co., Inc.	168	8,224
Dover Corp.	228	23,026
EnPro Industries, Inc.	36	3,366
ESCO Technologies, Inc.	32	1,928
Federal Signal Corp.	82	1,647
Flowserve Corp.	28	1,180
Fortive Corp.	447	32,340
Franklin Electric Co., Inc.	22	1,010
Graco, Inc.	270	12,209
Greenbrier Cos., Inc. (b)	52	2,772
Harsco Corp. (a)	136	2,536
Hillenbrand, Inc.	71	3,174
IDEX Corp.	119	15,704
Illinois Tool Works, Inc.	392	65,405
Ingersoll-Rand PLC	327	29,165
ITT, Inc.	113	6,031
John Bean Technologies Corp.	30	3,324
Kennametal, Inc.	140	6,777
Lincoln Electric Holdings, Inc.	96	8,792
Lindsay Corp.	12	1,058
Lydall, Inc. (a)	20	1,015
Mueller Industries, Inc.	43	1,524
Nordson Corp.	38	5,563
Oshkosh Corp.	123	11,179
PACCAR, Inc.	453	32,199
Parker-Hannifin Corp.	206	41,114
Pentair PLC	169	11,935
Proto Labs, Inc. (a)	30	3,090
Snap-on, Inc. (b)	8	1,394
SPX Corp. (a)	68	2,135
SPX FLOW, Inc. (a)	61	2,901
Standex International Corp.	12	1,222
Stanley Black & Decker, Inc.	197	33,429
Tennant Co.	15	1,090
Terex Corp.	143	6,895
Timken Co.	88	4,325
Titan International, Inc.	95	1,224
Toro Co.	120	7,828
Trinity Industries, Inc.	262	9,815
Wabash National Corp. (b)	92	1,996
Wabtec Corp. (b)	11	896
Watts Water Technologies, Inc. Class A,	11	835
Woodward, Inc.	71	5,434
Xylem, Inc.	215	14,663

		721,551

MARINE — 0.0% (c)
Kirby Corp. (a)	21	1,403
Matson, Inc.	5	149

		1,552

MEDIA — 2.0%
AMC Networks, Inc. Class A, (a) (b)	13	703
Cable One, Inc.	4	2,813
CBS Corp. Class B,	73	4,307
Charter Communications, Inc. Class A, (a)	303	101,796

See accompanying notes to financial statements.

60

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Cinemark Holdings, Inc.	14	$487
Comcast Corp. Class A,	4,357	174,498
Discovery Communications, Inc. Class A, (a) (b)	60	1,343
Discovery Communications, Inc. Class C, (a) (b)	80	1,694
DISH Network Corp. Class A, (a)	30	1,433
EW Scripps Co. Class A, (a)	27	422
Gannett Co., Inc.	13	151
Interpublic Group of Cos., Inc.	52	1,048
John Wiley & Sons, Inc. Class A,	25	1,644
Live Nation Entertainment, Inc. (a)	220	9,365
Meredith Corp. (b)	30	1,981
New York Times Co. Class A,	189	3,496
News Corp. Class A,	235	3,809
News Corp. Class B,	85	1,411
Omnicom Group, Inc.	31	2,258
Scholastic Corp.	24	963
Scripps Networks Interactive, Inc. Class A,	124	10,587
TEGNA, Inc.	140	1,971
Time Warner, Inc.	519	47,473
Time, Inc.	13	240
Twenty-First Century Fox, Inc. Class A,	234	8,080
Twenty-First Century Fox, Inc. Class B,	98	3,344
Viacom, Inc. Class B,	15	462
Walt Disney Co.	617	66,334
World Wrestling Entertainment, Inc. Class A,	55	1,682

		455,795

METALS & MINING — 0.4%
AK Steel Holding Corp. (a) (b)	97	549
Allegheny Technologies, Inc. (a)	189	4,563
Carpenter Technology Corp. (b)	81	4,130
Century Aluminum Co. (a)	81	1,591
Commercial Metals Co.	129	2,750
Compass Minerals International, Inc. (b)	4	289
Freeport-McMoRan, Inc. (a)	1,375	26,070
Kaiser Aluminum Corp.	13	1,389
Materion Corp.	36	1,750
Newmont Mining Corp.	118	4,427
Nucor Corp.	210	13,352
Reliance Steel & Aluminum Co.	16	1,373
Royal Gold, Inc.	61	5,009
Steel Dynamics, Inc.	245	10,567
SunCoke Energy, Inc. (a)	3	36
TimkenSteel Corp. (a) (b)	21	319
United States Steel Corp.	225	7,918
Worthington Industries, Inc.	6	264

		86,346

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (c)
Apollo Commercial Real Estate Finance, Inc. REIT (b)	120	2,214
Capstead Mortgage Corp. REIT	106	917

		3,131

MULTI-UTILITIES — 0.5%
Ameren Corp.	183	10,795
Avista Corp.	72	3,707
Black Hills Corp.	35	2,104
CenterPoint Energy, Inc.	435	12,337
CMS Energy Corp.	135	6,386
Consolidated Edison, Inc.	125	10,619
Dominion Energy, Inc.	200	16,212
DTE Energy Co.	88	9,632
MDU Resources Group, Inc.	43	1,156
NiSource, Inc.	127	3,260
NorthWestern Corp.	17	1,015
Public Service Enterprise Group, Inc.	247	12,720
SCANA Corp.	19	756
Sempra Energy	99	10,585
Vectren Corp.	107	6,957
WEC Energy Group, Inc.	130	8,636

		116,877

MULTILINE RETAIL — 0.2%
Big Lots, Inc.	17	955
Dollar General Corp.	174	16,184
Dollar Tree, Inc. (a)	116	12,448
Fred’s, Inc. Class A, (b)	28	113
JC Penney Co., Inc. (a) (b)	13	41
Kohl’s Corp. (b)	52	2,820
Macy’s, Inc. (b)	13	327
Nordstrom, Inc.	5	237
Ollie’s Bargain Outlet Holdings, Inc. (a)	89	4,739
Target Corp.	24	1,566

		39,430

OIL, GAS & CONSUMABLE FUELS — 2.3%
Anadarko Petroleum Corp.	25	1,341
Andeavor	135	15,436
Apache Corp. (b)	17	718
Bill Barrett Corp. (a)	76	390
Cabot Oil & Gas Corp.	473	13,528
Carrizo Oil & Gas, Inc. (a) (b)	3	64
Chesapeake Energy Corp. (a) (b)	33	131
Chevron Corp.	1,095	137,083
Cimarex Energy Co.	4	488
Cloud Peak Energy, Inc. (a)	59	263
CNX Resources Corp. (a)	9	132
Concho Resources, Inc. (a)	45	6,760
ConocoPhillips	703	38,588
CONSOL Energy, Inc. (a)	1	39
Denbury Resources, Inc. (a) (b)	17	38
Devon Energy Corp.	69	2,857
Energen Corp. (a)	47	2,706
EOG Resources, Inc.	180	19,424
EQT Corp.	8	455
Exxon Mobil Corp.	929	77,702
Green Plains, Inc.	9	152
Gulfport Energy Corp. (a)	61	778
Hess Corp. (b)	12	570
HollyFrontier Corp.	292	14,956
Kinder Morgan, Inc.	256	4,626
Marathon Oil Corp.	264	4,469
Marathon Petroleum Corp.	607	40,050
Matador Resources Co. (a) (b)	43	1,339
Murphy Oil Corp. (b)	58	1,801
Newfield Exploration Co. (a)	9	284

See accompanying notes to financial statements.

61

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Noble Energy, Inc.	57	$1,661
Northern Oil and Gas, Inc. (a)	4	8
Occidental Petroleum Corp.	102	7,513
ONEOK, Inc.	253	13,523
PBF Energy, Inc. Class A,	129	4,573
PDC Energy, Inc. (a)	12	618
Phillips 66	327	33,076
Pioneer Natural Resources Co.	8	1,383
QEP Resources, Inc. (a)	11	105
Range Resources Corp. (b)	8	136
REX American Resources Corp. (a)	12	993
SM Energy Co. (b)	4	88
Southwestern Energy Co. (a)	21	117
SRC Energy, Inc. (a) (b)	166	1,416
Valero Energy Corp.	569	52,297
Williams Cos., Inc.	257	7,836
World Fuel Services Corp.	3	84
WPX Energy, Inc. (a)	122	1,716

		514,311

PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co.	53	2,115
Clearwater Paper Corp. (a)	19	863
Deltic Timber Corp.	4	366
Domtar Corp.	64	3,169
KapStone Paper and Packaging Corp.	149	3,381
Louisiana-Pacific Corp. (a)	225	5,909
Neenah Paper, Inc.	14	1,269
PH Glatfelter Co.	5	107
Schweitzer-Mauduit International, Inc.	12	544

		17,723

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. (a)	57	123
Coty, Inc. Class A, (b)	25	497
Edgewell Personal Care Co. (a)	8	475
Estee Lauder Cos., Inc. Class A,	209	26,593
Inter Parfums, Inc.	4	174
Medifast, Inc.	20	1,396
Nu Skin Enterprises, Inc. Class A,	11	751

		30,009

PHARMACEUTICALS — 3.1%
Akorn, Inc. (a)	121	3,900
Allergan PLC	74	12,105
Bristol-Myers Squibb Co.	1,822	111,652
Catalent, Inc. (a)	233	9,572
Depomed, Inc. (a)	3	24
Eli Lilly & Co.	732	61,825
Endo International PLC (a)	28	217
Impax Laboratories, Inc. (a)	3	50
Johnson & Johnson	1,551	216,706
Lannett Co., Inc. (a) (b)	4	93
Mallinckrodt PLC (a) (b)	8	180
Medicines Co. (a) (b)	22	601
Merck & Co., Inc.	1,337	75,233
Mylan NV (a)	24	1,015
Nektar Therapeutics (a)	271	16,184
Perrigo Co. PLC	29	2,528
Pfizer, Inc.	3,978	144,083
Phibro Animal Health Corp. Class A,	33	1,105
Prestige Brands Holdings, Inc. (a)	7	311
Supernus Pharmaceuticals, Inc. (a)	89	3,547
Zoetis, Inc.	581	41,855

		702,786

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp.	8	947
Equifax, Inc.	5	590
Exponent, Inc.	24	1,706
FTI Consulting, Inc. (a)	9	387
IHS Markit, Ltd. (a)	242	10,926
Insperity, Inc.	8	459
Korn/Ferry International	94	3,890
ManpowerGroup, Inc.	115	14,503
Navigant Consulting, Inc. (a)	14	272
Nielsen Holdings PLC	19	692
On Assignment, Inc. (a)	65	4,177
Resources Connection, Inc.	40	618
Robert Half International, Inc.	162	8,997
TrueBlue, Inc. (a)	77	2,117
Verisk Analytics, Inc. (a)	47	4,512
WageWorks, Inc. (a)	26	1,612

		56,405

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.5%
Acadia Realty Trust REIT	16	438
Agree Realty Corp. REIT	6	309
American Assets Trust, Inc. REIT	9	344
American Campus Communities, Inc. REIT	18	739
American Tower Corp. REIT	286	40,804
Apartment Investment & Management Co. Class A, REIT	48	2,098
Boston Properties, Inc. REIT	20	2,601
Camden Property Trust REIT	35	3,222
Cedar Realty Trust, Inc. REIT	80	486
Chesapeake Lodging Trust REIT	80	2,167
Corporate Office Properties Trust REIT	134	3,913
Cousins Properties, Inc. REIT	485	4,486
Crown Castle International Corp. REIT	199	22,091
DCT Industrial Trust, Inc. REIT	60	3,527
DiamondRock Hospitality Co. REIT	167	1,885
Digital Realty Trust, Inc. REIT	227	25,855
Douglas Emmett, Inc. REIT	58	2,381
Duke Realty Corp. REIT	109	2,966
EastGroup Properties, Inc. REIT	41	3,624
Education Realty Trust, Inc. REIT	22	768
Equinix, Inc. REIT	72	32,632
Equity Residential REIT	148	9,438
Essex Property Trust, Inc. REIT	49	11,827
Extra Space Storage, Inc. REIT	62	5,422
Federal Realty Investment Trust REIT	3	398
First Industrial Realty Trust, Inc. REIT	36	1,133
Franklin Street Properties Corp. REIT	100	1,074
GGP, Inc. REIT	33	772
HCP, Inc. REIT	21	548
Healthcare Realty Trust, Inc. REIT	61	1,959
Highwoods Properties, Inc. REIT	23	1,171
Hospitality Properties Trust REIT	50	1,492
Host Hotels & Resorts, Inc. REIT	625	12,406
Iron Mountain, Inc. REIT	223	8,414

See accompanying notes to financial statements.

62

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
JBG SMITH Properties REIT	33	$1,146
Kilroy Realty Corp. REIT	22	1,642
Kimco Realty Corp. REIT	19	345
Kite Realty Group Trust REIT	12	235
LaSalle Hotel Properties REIT	95	2,667
Liberty Property Trust REIT	58	2,495
Life Storage, Inc. REIT	11	980
LTC Properties, Inc. REIT	23	1,002
Macerich Co. REIT	5	328
Mack-Cali Realty Corp. REIT	35	755
Mid-America Apartment Communities, Inc. REIT	76	7,643
Pennsylvania Real Estate Investment Trust (b)	3	36
Prologis, Inc. REIT	496	31,997
PS Business Parks, Inc. REIT	23	2,877
Public Storage REIT	33	6,897
Quality Care Properties, Inc. REIT (a)	20	276
Realty Income Corp. REIT	61	3,478
Regency Centers Corp. REIT	19	1,314
Retail Opportunity Investments Corp. REIT (b)	52	1,037
Saul Centers, Inc. REIT	16	988
SBA Communications Corp. REIT (a)	112	18,296
Senior Housing Properties Trust REIT	73	1,398
Simon Property Group, Inc. REIT	13	2,233
SL Green Realty Corp. REIT	31	3,129
Summit Hotel Properties, Inc. REIT	153	2,330
Tanger Factory Outlet Centers, Inc. REIT (b)	12	318
Taubman Centers, Inc. REIT (b)	8	523
UDR, Inc. REIT	108	4,160
Universal Health Realty Income Trust REIT	16	1,202
Urban Edge Properties REIT	28	714
Ventas, Inc. REIT	48	2,880
Vornado Realty Trust REIT	54	4,222
Washington Prime Group, Inc. REIT (b)	8	57
Weingarten Realty Investors REIT	16	526
Welltower, Inc. REIT	112	7,142
Weyerhaeuser Co. REIT	502	17,701

		348,359

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A, (a)	468	20,269
Forestar Group, Inc. (a) (b)	4	88
HFF, Inc. Class A,	54	2,627
Jones Lang LaSalle, Inc.	54	8,042
RE/MAX Holdings, Inc. Class A,	31	1,503

		32,529

ROAD & RAIL — 1.5%
ArcBest Corp.	11	393
Avis Budget Group, Inc. (a) (b)	55	2,413
CSX Corp.	1,570	86,366
Genesee & Wyoming, Inc. Class A, (a)	19	1,496
Heartland Express, Inc.	24	560
JB Hunt Transport Services, Inc.	110	12,648
Kansas City Southern	91	9,575
Knight-Swift Transportation Holdings, Inc.	152	6,645
Landstar System, Inc.	46	4,789
Marten Transport, Ltd.	60	1,218
Norfolk Southern Corp.	448	64,915
Old Dominion Freight Line, Inc.	99	13,024
Ryder System, Inc.	31	2,609
Saia, Inc. (a)	47	3,325
Union Pacific Corp.	960	128,736
Werner Enterprises, Inc.	41	1,585

		340,297

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.8%
Advanced Energy Industries, Inc. (a)	68	4,589
Advanced Micro Devices, Inc. (a) (b)	1,380	14,186
Analog Devices, Inc.	474	42,200
Applied Materials, Inc.	1,835	93,805
Broadcom, Ltd.	596	153,113
Brooks Automation, Inc.	128	3,053
Cabot Microelectronics Corp.	43	4,046
CEVA, Inc. (a)	39	1,800
Cirrus Logic, Inc. (a)	14	726
Cohu, Inc.	55	1,207
Cree, Inc. (a)	100	3,714
Cypress Semiconductor Corp. (b)	547	8,336
Diodes, Inc. (a)	47	1,348
DSP Group, Inc. (a)	4	50
First Solar, Inc. (a)	51	3,444
Integrated Device Technology, Inc. (a)	145	4,311
Intel Corp.	2,715	125,324
KLA-Tencor Corp.	230	24,166
Kopin Corp. (a) (b)	8	26
Kulicke & Soffa Industries, Inc. (a)	121	2,945
Lam Research Corp.	276	50,803
MaxLinear, Inc. (a)	77	2,034
Microchip Technology, Inc. (b)	383	33,658
Micron Technology, Inc. (a)	2,010	82,651
Microsemi Corp. (a)	116	5,991
MKS Instruments, Inc.	92	8,694
Monolithic Power Systems, Inc.	52	5,843
Nanometrics, Inc. (a)	43	1,072
NVIDIA Corp.	1,056	204,336
Power Integrations, Inc.	15	1,103
Qorvo, Inc. (a)	130	8,658
QUALCOMM, Inc.	66	4,225
Rambus, Inc. (a)	72	1,024
Rudolph Technologies, Inc. (a)	48	1,147
Semtech Corp. (a)	106	3,625
Silicon Laboratories, Inc. (a)	63	5,563
Skyworks Solutions, Inc.	237	22,503
SolarEdge Technologies, Inc. (a)	68	2,553
Synaptics, Inc. (a)	1	40
Teradyne, Inc.	339	14,194
Texas Instruments, Inc.	1,100	114,884
Veeco Instruments, Inc. (a)	76	1,129
Versum Materials, Inc.	148	5,602
Xilinx, Inc.	365	24,608
Xperi Corp.	11	268

		1,098,597

SOFTWARE — 5.9%
8x8, Inc. (a)	44	620
ACI Worldwide, Inc. (a)	98	2,222

See accompanying notes to financial statements.

63

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Activision Blizzard, Inc.	1,162	$73,578
Adobe Systems, Inc. (a)	680	119,163
Agilysys, Inc. (a)	4	49
ANSYS, Inc. (a)	110	16,235
Autodesk, Inc. (a)	376	39,416
Blackbaud, Inc.	56	5,291
Bottomline Technologies de, Inc. (a)	47	1,630
CA, Inc.	149	4,959
Cadence Design Systems, Inc. (a)	461	19,279
CDK Global, Inc.	83	5,916
Citrix Systems, Inc. (a)	83	7,304
CommVault Systems, Inc. (a)	35	1,837
Ebix, Inc.	9	713
Electronic Arts, Inc. (a)	480	50,429
Fair Isaac Corp.	20	3,064
Fortinet, Inc. (a)	85	3,714
Intuit, Inc.	292	46,072
Manhattan Associates, Inc. (a)	5	248
Microsoft Corp.	7,241	619,395
MicroStrategy, Inc. Class A, (a)	5	656
Monotype Imaging Holdings, Inc.	28	675
Oracle Corp.	3,132	148,081
Progress Software Corp.	36	1,533
PTC, Inc. (a)	77	4,679
Qualys, Inc. (a)	47	2,789
Red Hat, Inc. (a)	276	33,148
salesforce.com, Inc. (a)	637	65,121
Symantec Corp.	737	20,680
Synchronoss Technologies, Inc. (a)	1	9
Synopsys, Inc. (a)	195	16,622
Take-Two Interactive Software, Inc. (a)	185	20,309
TiVo Corp.	56	874
Tyler Technologies, Inc. (a) (b)	21	3,718
Ultimate Software Group, Inc. (a) (b)	7	1,528
VASCO Data Security International, Inc. (a)	20	278

		1,341,834

SPECIALTY RETAIL — 2.1%
Aaron’s, Inc.	108	4,304
Abercrombie & Fitch Co. Class A,	3	52
Advance Auto Parts, Inc.	9	897
American Eagle Outfitters, Inc.	7	132
Asbury Automotive Group, Inc. (a)	4	256
Ascena Retail Group, Inc. (a) (b)	128	301
AutoNation, Inc. (a)	9	462
AutoZone, Inc. (a)	1	711
Barnes & Noble Education, Inc. (a)	55	453
Barnes & Noble, Inc.	91	610
Bed Bath & Beyond, Inc.	8	176
Best Buy Co., Inc.	443	30,332
Big 5 Sporting Goods Corp. (b)	24	182
Buckle, Inc. (b)	11	261
Caleres, Inc.	5	167
CarMax, Inc. (a)	301	19,303
Cato Corp. Class A,	24	382
Chico’s FAS, Inc.	107	944
Children’s Place, Inc. (b)	21	3,052
Dick’s Sporting Goods, Inc.	27	776
Express, Inc. (a)	112	1,137
Finish Line, Inc. Class A,	36	523
Five Below, Inc. (a)	86	5,704
Foot Locker, Inc.	6	281
GameStop Corp. Class A, (b)	13	233
Gap, Inc.	88	2,997
Genesco, Inc. (a)	16	520
Group 1 Automotive, Inc.	13	923
Haverty Furniture Cos., Inc.	20	453
Hibbett Sports, Inc. (a) (b)	7	143
Home Depot, Inc.	1,519	287,896
L Brands, Inc.	12	723
Lithia Motors, Inc. Class A, (b)	37	4,203
Lowe’s Cos., Inc.	713	66,266
Lumber Liquidators Holdings, Inc. (a) (b)	49	1,538
MarineMax, Inc. (a)	8	151
Monro, Inc. (b)	5	285
Murphy USA, Inc. (a)	11	884
Office Depot, Inc.	883	3,126
O’Reilly Automotive, Inc. (a)	4	962
Rent-A-Center, Inc. (b)	20	222
RH (a) (b)	32	2,759
Ross Stores, Inc.	121	9,710
Sally Beauty Holdings, Inc. (a)	27	507
Signet Jewelers, Ltd. (b)	3	170
Sleep Number Corp. (a)	74	2,782
Sonic Automotive, Inc. Class A, (b)	44	812
Tailored Brands, Inc.	61	1,332
Tiffany & Co.	113	11,746
TJX Cos., Inc.	141	10,781
Tractor Supply Co.	7	523
Ulta Salon Cosmetics & Fragrance, Inc. (a)	8	1,789
Urban Outfitters, Inc. (a)	4	140
Vitamin Shoppe, Inc. (a) (b)	11	48
Williams-Sonoma, Inc. (b)	11	569
Zumiez, Inc. (a)	20	417

		487,008

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.9%
3D Systems Corp. (a) (b)	156	1,348
Apple, Inc.	7,114	1,203,902
Cray, Inc. (a)	1	24
Diebold Nixdorf, Inc. (b)	23	376
Electronics For Imaging, Inc. (a)	27	797
Hewlett Packard Enterprise Co	803	11,531
HP, Inc.	2,450	51,474
NCR Corp. (a)	38	1,292
NetApp, Inc.	324	17,924
Seagate Technology PLC (b)	90	3,766
Super Micro Computer, Inc. (a)	5	105
Western Digital Corp.	459	36,504
Xerox Corp.	256	7,462

		1,336,505

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Carter’s, Inc.	26	3,055
Crocs, Inc. (a)	12	152
Deckers Outdoor Corp. (a)	38	3,049
Fossil Group, Inc. (a) (b)	3	23
G-III Apparel Group, Ltd. (a)	12	443
Hanesbrands, Inc. (b)	16	334

See accompanying notes to financial statements.

64

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Iconix Brand Group, Inc. (a) (b)	13	$17
Michael Kors Holdings, Ltd. (a)	7	441
Movado Group, Inc. (b)	28	902
NIKE, Inc. Class B,	409	25,583
Oxford Industries, Inc.	1	75
PVH Corp.	52	7,135
Ralph Lauren Corp.	9	933
Skechers U.S.A., Inc. Class A, (a)	90	3,406
Steven Madden, Ltd. (a)	44	2,055
Tapestry, Inc.	138	6,104
Under Armour, Inc. Class A, (a) (b)	24	346
Under Armour, Inc. Class C, (a) (b)	11	146
VF Corp.	276	20,424
Wolverine World Wide, Inc.	81	2,582

		77,205

THRIFTS & MORTGAGE FINANCE — 0.1%
Bank Mutual Corp.	60	639
BofI Holding, Inc. (a) (b)	104	3,110
Dime Community Bancshares, Inc.	32	670
HomeStreet, Inc. (a)	42	1,216
LendingTree, Inc. (a)	11	3,745
New York Community Bancorp, Inc.	64	833
Northwest Bancshares, Inc. (b)	68	1,138
Oritani Financial Corp.	36	590
Provident Financial Services, Inc.	56	1,510
TrustCo Bank Corp. NY	92	846
Walker & Dunlop, Inc. (a)	35	1,663
Washington Federal, Inc.	91	3,117

		19,077

TOBACCO — 0.6%
Altria Group, Inc.	256	18,281
Philip Morris International, Inc.	1,035	109,348
Universal Corp.	24	1,260

		128,889

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	61	4,154
DXP Enterprises, Inc. (a)	16	473
Fastenal Co.	218	11,922
GATX Corp.	67	4,165
Kaman Corp.	12	706
MSC Industrial Direct Co., Inc. Class A,	14	1,353
NOW, Inc. (a)	13	143
United Rentals, Inc. (a)	146	25,099
W.W. Grainger, Inc. (b)	2	473
Watsco, Inc.	20	3,401

		51,889

WATER UTILITIES — 0.1%
American States Water Co.	12	695
American Water Works Co., Inc.	87	7,960
Aqua America, Inc.	61	2,393
California Water Service Group	32	1,451

		12,499

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
Spok Holdings, Inc.	4	63
Telephone & Data Systems, Inc.	4	111

		174

TOTAL COMMON STOCKS (Cost $17,890,365)		22,749,311

SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (e) (f)	26,102	26,101
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	27,239	27,239

TOTAL SHORT-TERM INVESTMENTS (Cost $53,340)		53,340

TOTAL INVESTMENTS — 99.9% (Cost $17,943,705)		22,802,651
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		11,843

NET ASSETS — 100.0%		$22,814,494

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2017.
(g)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

See accompanying notes to financial statements.

65

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$819,110	$—	$—	$819,110
Air Freight & Logistics	124,731	—	—	124,731
Airlines	125,710	—	—	125,710
Auto Components	90,229	—	—	90,229
Automobiles	114,626	—	—	114,626
Banks	2,281,801	—	—	2,281,801
Beverages	183,542	—	—	183,542
Biotechnology	806,751	—	—	806,751
Building Products	76,263	—	—	76,263
Capital Markets	1,038,323	—	—	1,038,323
Chemicals	606,700	—	—	606,700
Commercial Services & Supplies	119,055	—	—	119,055
Communications Equipment	156,673	—	—	156,673
Construction & Engineering	32,125	—	—	32,125
Construction Materials	18,654	—	—	18,654
Consumer Finance	188,443	—	—	188,443
Containers & Packaging	100,815	—	—	100,815
Distributors	16,565	—	—	16,565
Diversified Consumer Services	26,934	—	—	26,934
Diversified Financial Services	402,834	—	—	402,834
Diversified Telecommunication Services	169,378	—	—	169,378
Electric Utilities	198,299	—	—	198,299
Electrical Equipment	160,273	—	—	160,273
Electronic Equipment, Instruments & Components	277,311	—	—	277,311
Energy Equipment & Services	32,544	—	—	32,544
Equity Real Estate Investment Trusts (REITS)	55,316	—	—	55,316
Food & Staples Retailing	173,455	—	—	173,455
Food Products	75,044	—	—	75,044
Gas Utilities	25,951	—	—	25,951
Health Care Equipment & Supplies	642,064	—	—	642,064
Health Care Providers & Services	823,356	—	—	823,356
Health Care Technology	29,640	—	—	29,640
Hotels, Restaurants & Leisure	550,187	—	—	550,187
Household Durables	161,930	—	—	161,930
Household Products	114,758	—	—	114,758
Independent Power Producers & Energy Traders	16,387	—	—	16,387
Industrial Conglomerates	361,117	—	—	361,117
Insurance	656,972	—	—	656,972
Internet & Catalog Retail	578,106	—	—	578,106
Internet Software & Services	1,048,510	—	—	1,048,510
IT Services	961,898	—	—	961,898
Leisure Equipment & Products	26,142	—	—	26,142
Life Sciences Tools & Services	260,011	—	—	260,011
Machinery	721,551	—	—	721,551
Marine	1,552	—	—	1,552
Media	455,795	—	—	455,795
Metals & Mining	86,346	—	—	86,346
Mortgage Real Estate Investment Trust (REITs)	3,131	—	—	3,131
Multi-Utilities	116,877	—	—	116,877
Multiline Retail	39,430	—	—	39,430

See accompanying notes to financial statements.

66

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Oil, Gas & Consumable Fuels	$514,311	$—	$—	$514,311
Paper & Forest Products	17,723	—	—	17,723
Personal Products	30,009	—	—	30,009
Pharmaceuticals	702,786	—	—	702,786
Professional Services	56,405	—	—	56,405
Real Estate Investment Trusts (REITs)	348,359	—	—	348,359
Real Estate Management & Development	32,529	—	—	32,529
Road & Rail	340,297	—	—	340,297
Semiconductors & Semiconductor Equipment	1,098,597	—	—	1,098,597
Software	1,341,834	—	—	1,341,834
Specialty Retail	487,008	—	—	487,008
Technology Hardware, Storage & Peripherals	1,336,505	—	—	1,336,505
Textiles, Apparel & Luxury Goods	77,205	—	—	77,205
Thrifts & Mortgage Finance	19,077	—	—	19,077
Tobacco	128,889	—	—	128,889
Trading Companies & Distributors	51,889	—	—	51,889
Water Utilities	12,499	—	—	12,499
Wireless Telecommunication Services	174	—	—	174
Short-Term Investments	53,340	—	—	53,340

TOTAL INVESTMENTS	$22,802,651	$—	$—	$22,802,651

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Corp.	483	$43,339	$5,553	$2,774	$142	$4,009	515	$50,269	$444	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	30,274	30,274	457,788	461,961	—	—	26,101	26,101	112	—
State Street Navigator Securities Lending Government Money Market Portfolio	20,201	20,201	179,786	172,748	—	—	27,239	27,239	471	—

TOTAL		$93,814	$643,127	$637,483	$142	$4,009		$103,609	$1,027	$—

See accompanying notes to financial statements.

67

SPDR SSGA US Large Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 4.7%
BWX Technologies, Inc.	6,684	$404,315
General Dynamics Corp.	3,294	670,164
Lockheed Martin Corp.	2,755	884,493
Northrop Grumman Corp.	2,745	842,468
Raytheon Co.	3,550	666,868
Rockwell Collins, Inc.	5,662	767,880

		4,236,188

AIR FREIGHT & LOGISTICS — 0.9%
United Parcel Service, Inc. Class B,	6,740	803,071

BANKS — 4.3%
Bank of Hawaii Corp.	3,010	257,957
Commerce Bancshares, Inc.	7,421	414,389
Investors Bancorp, Inc.	22,767	316,006
People’s United Financial, Inc.	21,098	394,532
PNC Financial Services Group, Inc.	5,204	750,885
US Bancorp	18,933	1,014,430
Wells Fargo & Co.	12,379	751,034

		3,899,233

BEVERAGES — 2.7%
Coca-Cola Co.	15,727	721,555
Dr. Pepper Snapple Group, Inc.	6,300	611,478
PepsiCo, Inc.	9,024	1,082,158

		2,415,191

CAPITAL MARKETS — 0.5%
FactSet Research Systems, Inc.	2,539	489,418

CHEMICALS — 5.0%
Air Products & Chemicals, Inc.	2,976	488,302
Ashland Global Holdings, Inc.	2,553	181,774
Ecolab, Inc.	5,472	734,233
International Flavors & Fragrances, Inc.	3,212	490,183
NewMarket Corp.	581	230,884
PPG Industries, Inc.	3,357	392,165
Praxair, Inc.	6,387	987,941
RPM International, Inc.	5,891	308,806
Scotts Miracle-Gro Co.	3,187	340,977
Sensient Technologies Corp.	3,114	227,789
Valvoline, Inc.	7,008	175,620

		4,558,674

COMMERCIAL SERVICES & SUPPLIES — 3.0%
Cintas Corp.	5,257	819,198
Republic Services, Inc.	13,815	934,032
Waste Management, Inc.	10,848	936,183

		2,689,413

COMMUNICATIONS EQUIPMENT — 0.5%
Motorola Solutions, Inc.	5,462	493,437

CONTAINERS & PACKAGING — 2.6%
AptarGroup, Inc.	4,187	361,255
Avery Dennison Corp.	4,984	572,462
Ball Corp.	14,693	556,130
Bemis Co., Inc.	6,687	319,572
Silgan Holdings, Inc.	5,134	150,888
Sonoco Products Co.	7,252	385,371

		2,345,678

DIVERSIFIED CONSUMER SERVICES — 0.9%
Bright Horizons Family Solutions, Inc. (a)	2,939	276,266
Service Corp. International	13,338	497,774

		774,040

DIVERSIFIED FINANCIAL SERVICES — 1.4%
Berkshire Hathaway, Inc. Class B, (a)	6,331	1,254,931

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc.	14,045	546,070

ELECTRIC UTILITIES — 2.5%
Duke Energy Corp.	7,133	599,957
Portland General Electric Co.	6,356	289,706
PPL Corp.	18,850	583,408
Southern Co.	16,146	776,461

		2,249,532

ELECTRICAL EQUIPMENT — 0.6%
Hubbell, Inc.	4,064	550,022

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp. Class A,	8,554	751,041

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.7%
AvalonBay Communities, Inc. REIT	3,449	615,336

FOOD & STAPLES RETAILING — 2.6%
Casey’s General Stores, Inc. (b)	2,735	306,156
Costco Wholesale Corp.	4,270	794,732
CVS Health Corp.	6,296	456,460
Sysco Corp.	13,146	798,357

		2,355,705

FOOD PRODUCTS — 1.5%
General Mills, Inc.	11,089	657,467
McCormick & Co., Inc.	6,425	654,772

		1,312,239

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Becton Dickinson and Co.	2,995	641,110
Danaher Corp.	8,435	782,936
Stryker Corp.	3,900	603,876

		2,027,922

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Cardinal Health, Inc.	5,911	362,167

HOTELS, RESTAURANTS & LEISURE — 1.9%
Aramark	15,067	643,964
McDonald’s Corp.	6,338	1,090,896

		1,734,860

HOUSEHOLD PRODUCTS — 2.4%
Clorox Co.	4,817	716,481
Colgate-Palmolive Co.	9,959	751,406
Procter & Gamble Co.	7,964	731,732

		2,199,619

INDUSTRIAL CONGLOMERATES — 3.8%
3M Co.	3,956	931,124
Carlisle Cos., Inc.	4,664	530,064
Honeywell International, Inc.	8,073	1,238,075
Roper Technologies, Inc.	2,688	696,192

		3,395,455

See accompanying notes to financial statements.

68

SPDR SSGA US Large Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
INSURANCE — 19.0%
Aflac, Inc.	9,312	$817,407
Alleghany Corp. (a)	1,108	660,468
Allstate Corp.	9,437	988,148
American Financial Group, Inc.	4,947	536,947
Aon PLC	5,913	792,342
Arch Capital Group, Ltd. (a)	8,314	754,662
Arthur J Gallagher & Co.	12,451	787,899
Axis Capital Holdings, Ltd.	5,178	260,246
Chubb, Ltd.	7,626	1,114,388
Cincinnati Financial Corp.	9,456	708,916
Erie Indemnity Co. Class A,	1,583	192,873
Everest Re Group, Ltd.	2,754	609,350
Loews Corp.	20,506	1,025,915
Markel Corp. (a)	787	896,495
Marsh & McLennan Cos., Inc.	14,062	1,144,506
Progressive Corp.	15,769	888,110
Reinsurance Group of America, Inc.	4,762	742,539
RenaissanceRe Holdings, Ltd.	2,726	342,358
Torchmark Corp.	8,595	779,653
Travelers Cos., Inc.	5,370	728,387
Validus Holdings, Ltd.	5,410	253,837
White Mountains Insurance Group, Ltd.	322	274,112
Willis Towers Watson PLC	4,601	693,325
WR Berkley Corp.	7,070	506,566
XL Group, Ltd.	18,381	646,276

		17,145,725

INTERNET SOFTWARE & SERVICES — 0.4%
Alphabet, Inc. Class A, (a)	367	386,598

IT SERVICES — 5.0%
Amdocs, Ltd.	9,973	653,032
Automatic Data Processing, Inc.	7,539	883,496
Fiserv, Inc. (a)	6,847	897,847
Gartner, Inc. (a)	2,896	356,642
International Business Machines Corp.	2,546	390,607
Jack Henry & Associates, Inc.	5,564	650,766
Paychex, Inc.	10,464	712,389

		4,544,779

MACHINERY — 2.1%
IDEX Corp.	5,330	703,400
Illinois Tool Works, Inc.	4,489	748,990
Toro Co.	7,315	477,157

		1,929,547

MEDIA — 1.4%
Comcast Corp. Class A,	12,308	492,935
Omnicom Group, Inc.	6,205	451,910
Walt Disney Co.	3,378	363,169

		1,308,014

METALS & MINING — 0.4%
Reliance Steel & Aluminum Co.	3,958	339,557

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.5%
Granite Point Mortgage Trust, Inc.	2,261	40,110
Starwood Property Trust, Inc. REIT	17,653	376,892

		417,002

MULTI-UTILITIES — 2.5%
Dominion Energy, Inc.	10,600	859,236
DTE Energy Co.	6,527	714,445
Sempra Energy	6,104	652,640

		2,226,321

OIL, GAS & CONSUMABLE FUELS — 1.2%
Chevron Corp.	3,655	457,570
Exxon Mobil Corp.	7,316	611,910

		1,069,480

PHARMACEUTICALS — 2.7%
Eli Lilly & Co.	6,345	535,899
Johnson & Johnson	6,249	873,110
Merck & Co., Inc.	7,849	441,663
Pfizer, Inc.	16,303	590,495

		2,441,167

PROFESSIONAL SERVICES — 2.1%
Equifax, Inc.	5,155	607,877
Nielsen Holdings PLC	10,519	382,892
Verisk Analytics, Inc. (a)	9,021	866,016

		1,856,785

REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.4%
Annaly Capital Management, Inc. REIT	55,912	664,794
Boston Properties, Inc. REIT	4,944	642,868
Crown Castle International Corp. REIT	7,368	817,922
Equity Residential REIT	9,524	607,346
Federal Realty Investment Trust REIT	5,178	687,690
JBG SMITH Properties REIT	3,043	105,684
Two Harbors Investment Corp	11,855	192,762
UDR, Inc. REIT	16,841	648,715
Vornado Realty Trust REIT	6,285	491,361

		4,859,142

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Analog Devices, Inc.	3,783	336,800
Intel Corp.	9,155	422,595
Microchip Technology, Inc. (b)	4,444	390,539
MKS Instruments, Inc.	3,741	353,524
Texas Instruments, Inc.	5,345	558,232

		2,061,690

SOFTWARE — 4.2%
Adobe Systems, Inc. (a)	2,897	507,670
ANSYS, Inc. (a)	3,613	533,243
CA, Inc.	10,119	336,761
Cadence Design Systems, Inc. (a)	11,621	485,990
Check Point Software Technologies, Ltd. (a)	3,668	380,078
Intuit, Inc.	3,554	560,750
Oracle Corp	7,757	366,751
Synopsys, Inc. (a)	7,326	624,468

		3,795,711

SPECIALTY RETAIL — 2.1%
AutoZone, Inc. (a)	907	645,213
Home Depot, Inc.	3,442	652,362
TJX Cos., Inc.	7,248	554,182

		1,851,757

See accompanying notes to financial statements.

69

SPDR SSGA US Large Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.5%
New York Community Bancorp, Inc.	34,716	$452,002

TRADING COMPANIES & DISTRIBUTORS — 0.6%
W.W. Grainger, Inc. (b)	2,176	514,080

WATER UTILITIES — 0.9%
American Water Works Co., Inc.	8,796	804,746

TOTAL COMMON STOCKS (Cost $78,232,936)		90,063,345

SHORT-TERM INVESTMENTS — 0.0% (d)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (e) (Cost $56,321)	56,321	56,321

TOTAL INVESTMENTS — 99.8% (Cost $78,289,257)		90,119,666
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		146,301

NET ASSETS — 100.0%		$90,265,967

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$4,236,188	$—	$—	$4,236,188
Air Freight & Logistics	803,071	—	—	803,071
Banks	3,899,233	—	—	3,899,233
Beverages	2,415,191	—	—	2,415,191
Capital Markets	489,418	—	—	489,418
Chemicals	4,558,674	—	—	4,558,674
Commercial Services & Supplies	2,689,413	—	—	2,689,413
Communications Equipment	493,437	—	—	493,437
Containers & Packaging	2,345,678	—	—	2,345,678
Diversified Consumer Services	774,040	—	—	774,040
Diversified Financial Services	1,254,931	—	—	1,254,931
Diversified Telecommunication Services	546,070	—	—	546,070
Electric Utilities	2,249,532	—	—	2,249,532
Electrical Equipment	550,022	—	—	550,022
Electronic Equipment, Instruments & Components	751,041	—	—	751,041
Equity Real Estate Investment Trusts (REITS)	615,336	—	—	615,336
Food & Staples Retailing	2,355,705	—	—	2,355,705
Food Products	1,312,239	—	—	1,312,239
Health Care Equipment & Supplies	2,027,922	—	—	2,027,922
Health Care Providers & Services	362,167	—	—	362,167
Hotels, Restaurants & Leisure	1,734,860	—	—	1,734,860
Household Products	2,199,619	—	—	2,199,619
Industrial Conglomerates	3,395,455	—	—	3,395,455
Insurance	17,145,725	—	—	17,145,725
Internet Software & Services	386,598	—	—	386,598
IT Services	4,544,779	—	—	4,544,779
Machinery	1,929,547	—	—	1,929,547
Media	1,308,014	—	—	1,308,014

See accompanying notes to financial statements.

70

SPDR SSGA US Large Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Metals & Mining	$339,557	$—	$—	$339,557
Mortgage Real Estate Investment Trust (REITs)	417,002	—	—	417,002
Multi-Utilities	2,226,321	—	—	2,226,321
Oil, Gas & Consumable Fuels	1,069,480	—	—	1,069,480
Pharmaceuticals	2,441,167	—	—	2,441,167
Professional Services	1,856,785	—	—	1,856,785
Real Estate Investment Trusts (REITs)	4,859,142	—	—	4,859,142
Semiconductors & Semiconductor Equipment	2,061,690	—	—	2,061,690
Software	3,795,711	—	—	3,795,711
Specialty Retail	1,851,757	—	—	1,851,757
Thrifts & Mortgage Finance	452,002	—	—	452,002
Trading Companies & Distributors	514,080	—	—	514,080
Water Utilities	804,746	—	—	804,746
Short-Term Investments	56,321	—	—	56,321

TOTAL INVESTMENTS	$90,119,666	$—	$—	$90,119,666

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	101,628	$101,628	$3,197,255	$3,242,562	$—	$—	56,321	$56,321	$2,043	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	95,641	95,641	—	—	—	—	9	—

TOTAL		$101,628	$3,292,896	$3,338,203	$—	$—		$56,321	$2,052	$—

See accompanying notes to financial statements.

71

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 0.9%
Cubic Corp.	9,499	$559,966
Curtiss-Wright Corp.	3,476	423,551
National Presto Industries, Inc. (a)	7,211	717,134
Teledyne Technologies, Inc. (b)	2,479	449,071
Wesco Aircraft Holdings, Inc. (b)	10,623	78,610

		2,228,332

AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp.	15,366	882,623
Hub Group, Inc. Class A, (b)	8,160	390,864

		1,273,487

AUTO COMPONENTS — 0.8%
Cooper Tire & Rubber Co. (a)	7,737	273,503
Cooper-Standard Holdings, Inc. (b)	4,193	513,643
Dorman Products, Inc. (b)	5,227	319,579
Fox Factory Holding Corp. (b)	14,438	560,916
LCI Industries	418	54,340
Superior Industries International, Inc.	19,473	289,174

		2,011,155

BANKS — 12.4%
American National Bankshares, Inc.	19,574	749,684
Ameris Bancorp	16,746	807,157
Arrow Financial Corp.	4,705	159,735
BancorpSouth Bank	204	6,416
Bar Harbor Bankshares	33,739	911,290
BCB Bancorp, Inc.	25,121	364,255
Berkshire Hills Bancorp, Inc.	34,294	1,255,160
Blue Hills Bancorp, Inc.	59,670	1,199,367
Brookline Bancorp, Inc.	112,692	1,769,264
Central Pacific Financial Corp.	13,659	407,448
Chemical Financial Corp.	543	29,034
Citizens & Northern Corp. (a)	32,277	774,648
City Holding Co.	8,252	556,762
Columbia Banking System, Inc.	10,382	450,994
Community Bank System, Inc.	898	48,268
CVB Financial Corp. (a)	268	6,314
Enterprise Financial Services Corp.	12,669	572,005
Farmers National Banc Corp.	56,200	828,950
First Commonwealth Financial Corp.	85,334	1,221,983
First Connecticut Bancorp, Inc.	31,821	832,119
First Financial Bancorp	32,395	853,608
First Financial Corp.	31,418	1,424,806
First Financial Northwest, Inc.	14,323	222,150
First Merchants Corp.	35,078	1,475,381
First Midwest Bancorp, Inc.	1,188	28,524
FNB Corp.	439	6,067
Glacier Bancorp, Inc.	5,787	227,950
Hancock Holding Co.	2,278	112,761
Home BancShares, Inc.	21,566	501,410
Independent Bank Corp.	11,478	801,738
Independent Bank Corp.	32,463	725,548
Investors Bancorp, Inc.	6,368	88,388
Lakeland Financial Corp.	7,013	340,060
LCNB Corp.	24,601	503,091
National Bank Holdings Corp. Class A,	27,203	882,193
NBT Bancorp, Inc.	1,012	37,242
Old Line Bancshares, Inc. (a)	17,010	500,774
Old National Bancorp	351	6,125
Pinnacle Financial Partners, Inc.	6,183	409,933
Renasant Corp.	677	27,683
Sandy Spring Bancorp, Inc.	15,699	612,575
ServisFirst Bancshares, Inc. (a)	4,300	178,450
South State Corp.	488	42,529
Southern National Bancorp of Virginia, Inc.	27,548	441,594
Sterling Bancorp	14,853	365,384
Towne Bank	30,368	933,816
TriCo Bancshares	13,757	520,840
Trustmark Corp.	44,699	1,424,110
Umpqua Holdings Corp.	83	1,726
Union Bankshares Corp.	864	31,251
United Bankshares, Inc. (a)	678	23,561
United Community Banks, Inc.	9,571	269,328
Valley National Bancorp	31,423	352,566
WashingtonFirst Bankshares, Inc.	25,300	866,778
Webster Financial Corp.	199	11,176
Westamerica Bancorporation (a)	10,821	644,391
Wintrust Financial Corp.	13,708	1,129,128

		29,975,488

BEVERAGES — 0.1%
Coca-Cola Bottling Co. Consolidated	1,461	314,495

BIOTECHNOLOGY — 0.3%
Emergent BioSolutions, Inc. (b)	6,042	280,772
Genomic Health, Inc. (b)	14	479
PDL BioPharma, Inc. (b)	140,542	385,085

		666,336

BUILDING PRODUCTS — 0.4%
AAON, Inc.	9,290	340,943
CSW Industrials, Inc. (b)	7,560	347,382
Masonite International Corp. (b)	4,804	356,217
Simpson Manufacturing Co., Inc.	286	16,419

		1,060,961

CAPITAL MARKETS — 0.1%
Evercore, Inc. Class A,	2,305	207,450

CHEMICALS — 1.3%
Calgon Carbon Corp.	18,976	404,189
HB Fuller Co.	14,925	804,010
Innophos Holdings, Inc.	6,262	292,623
Innospec, Inc.	5,765	407,009
PolyOne Corp.	12,446	541,401
Quaker Chemical Corp.	3,290	496,099
Sensient Technologies Corp.	3,577	261,657

		3,206,988

COMMERCIAL SERVICES & SUPPLIES — 3.0%
ABM Industries, Inc.	18,768	707,929
Brady Corp. Class A,	15,014	569,031
Clean Harbors, Inc. (b)	6,709	363,628
Covanta Holding Corp. (a)	44,687	755,210
Deluxe Corp.	325	24,973
Ennis, Inc.	39,416	817,882
Healthcare Services Group, Inc.	22,822	1,203,176
Herman Miller, Inc.	5,518	220,996
Matthews International Corp. Class A,	2,844	150,163
McGrath RentCorp	2,948	138,497

See accompanying notes to financial statements.

72

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
MSA Safety, Inc.	4,221	$327,212
Pitney Bowes, Inc.	36,250	405,275
SP Plus Corp. (b)	18,953	703,156
UniFirst Corp.	106	17,479
Viad Corp.	13,624	754,770

		7,159,377

COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN, Inc.	16,775	324,596
EchoStar Corp. Class A, (b)	7,556	452,604
Ituran Location and Control, Ltd.	20,323	695,047
NETGEAR, Inc. (b)	3,584	210,560
Plantronics, Inc.	11,139	561,183
Radware, Ltd. (b)	22,057	427,906

		2,671,896

CONSTRUCTION & ENGINEERING — 0.4%
Comfort Systems USA, Inc.	10,050	438,682
EMCOR Group, Inc.	3,225	263,644
MYR Group, Inc. (b)	8,662	309,493

		1,011,819

CONTAINERS & PACKAGING — 0.6%
Greif, Inc. Class A, (a)	8,237	498,998
Owens-Illinois, Inc. (b)	13,055	289,429
UFP Technologies, Inc. (b)	20,013	556,361

		1,344,788

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	5,862	185,122
Weyco Group, Inc.	20,172	599,512

		784,634

DIVERSIFIED CONSUMER SERVICES — 0.5%
Graham Holdings Co. Class B,	1,327	740,931
Grand Canyon Education, Inc. (b).	4,065	363,939
Regis Corp. (b)	6,605	101,453

		1,206,323

DIVERSIFIED FINANCIAL SERVICES — 0.6%
Compass Diversified Holdings	77,854	1,319,625
Texas Pacific Land Trust (a)	362	161,680

		1,481,305

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
ATN International, Inc.	7,130	394,004
Cogent Communications Holdings, Inc. (a)	13,997	634,064
Consolidated Communications Holdings, Inc.	6,343	77,321
Frontier Communications Corp. (a)	3,596	24,309
General Communication, Inc. Class A, (b)	5,294	206,572
Hawaiian Telcom Holdco, Inc. (b)	26,118	806,001

		2,142,271

ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	3,653	271,637
El Paso Electric Co.	20,526	1,136,114
IDACORP, Inc.	75	6,852
MGE Energy, Inc.	17,371	1,096,110
Otter Tail Corp.	653	29,026

		2,539,739

ELECTRICAL EQUIPMENT — 0.2%
Regal Beloit Corp.	38	2,911
Thermon Group Holdings, Inc. (b)	17,971	425,373

		428,284

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.9%
Badger Meter, Inc.	14,907	712,555
Benchmark Electronics, Inc. (b)	20,060	583,746
Coherent, Inc. (b)	692	195,296
CTS Corp.	485	12,489
Dolby Laboratories, Inc. Class A,	7,625	472,750
ePlus, Inc. (b)	9,044	680,109
Littelfuse, Inc. (a)	88	17,408
Novanta, Inc. (b)	11,785	589,250
Orbotech, Ltd. (b)	13,056	655,933
Plexus Corp. (b)	5,024	305,057
ScanSource, Inc. (b)	11,569	414,170
Tech Data Corp. (b)	271	26,550

		4,665,313

ENERGY EQUIPMENT & SERVICES — 1.0%
Diamond Offshore Drilling, Inc. (a) (b)	20,327	377,879
Nabors Industries, Ltd. (a)	22,044	150,561
Natural Gas Services Group, Inc. (b)	1,864	48,837
Newpark Resources, Inc. (b)	27,405	235,683
Oceaneering International, Inc.	21,268	449,605
Oil States International, Inc. (b)	13,750	389,125
Rowan Cos. PLC Class A, (a) (b)	7,580	118,703
SEACOR Holdings, Inc. (b)	10,281	475,188
SEACOR Marine Holdings, Inc. (b)	3,055	35,743

		2,281,324

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.1%
Armada Hoffler Properties, Inc. REIT (a)	58,787	912,962
CatchMark Timber Trust, Inc. Class A, REIT	92,549	1,215,168
City Office REIT, Inc.	74,344	967,215
Empire State Realty OP, L.P	55,647	1,150,780
Empire State Realty Trust, Inc. Class A, REIT	33,190	681,391
Farmland Partners, Inc. REIT (a)	79,484	689,921
Getty Realty Corp. REIT	24,692	670,635
Gladstone Commercial Corp. REIT	62,843	1,323,473
Government Properties Income Trust REIT (a)	4,548	84,320
Lexington Realty Trust REIT	62,056	598,840
Monmouth Real Estate Investment Corp.	81,771	1,455,524
National Health Investors, Inc. REIT	10,849	817,798
One Liberty Properties, Inc.	42,880	1,111,450
Physicians Realty Trust REIT	28,034	504,332
Potlatch Corp. REIT	85	4,241
Select Income REIT	32,534	817,579
Terreno Realty Corp.	30,516	1,069,891
UMH Properties, Inc.	55,634	828,947
Urstadt Biddle Properties, Inc. Class A, REIT	50,107	1,089,326
Whitestone REIT (a)	75,307	1,085,174

		17,078,967

See accompanying notes to financial statements.

73

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
FOOD PRODUCTS — 1.6%
B&G Foods, Inc. (a)	11,703	$411,361
Bob Evans Farms, Inc.	7,422	585,002
Cal-Maine Foods, Inc. (a) (b)	11,107	493,706
Fresh Del Monte Produce, Inc.	13,002	619,805
J&J Snack Foods Corp.	7,951	1,207,200
Sanderson Farms, Inc. (a)	3,998	554,843
Tootsie Roll Industries, Inc. (a)	655	23,842

		3,895,759

GAS UTILITIES — 1.2%
Northwest Natural Gas Co.	19,220	1,146,473
Spire, Inc.	22,229	1,670,509

		2,816,982

HEALTH CARE EQUIPMENT & SUPPLIES — 4.2%
Analogic Corp.	1,143	95,726
AngioDynamics, Inc. (b)	23,657	393,416
AtriCure, Inc. (b)	427	7,788
Cantel Medical Corp.	3,584	368,686
CONMED Corp.	12,447	634,424
Cutera, Inc. (b)	9,008	408,513
Exactech, Inc. (b)	19,850	981,582
Globus Medical, Inc. Class A, (a) (b)	10,211	419,672
Haemonetics Corp. (b)	16,329	948,388
ICU Medical, Inc. (b)	1,873	404,568
Insulet Corp. (b)	4,493	310,017
Integra LifeSciences Holdings Corp. (a) (b)	16,335	781,793
LeMaitre Vascular, Inc.	18,514	589,486
LivaNova PLC (b)	5,752	459,700
Masimo Corp. (b)	3,944	334,451
Meridian Bioscience, Inc.	14,166	198,324
Merit Medical Systems, Inc. (b)	9,763	421,762
Natus Medical, Inc. (b)	5,799	221,522
Neogen Corp. (b)	5,639	463,582
NxStage Medical, Inc. (b)	7,278	176,346
Orthofix International NV (b)	9,394	513,852
Oxford Immunotec Global PLC (a) (b)	12,362	172,697
Quidel Corp. (b)	11,314	490,462
Surmodics, Inc. (b)	13,875	388,500

		10,185,257

HEALTH CARE PROVIDERS & SERVICES — 2.8%
Almost Family, Inc. (b)	7,071	391,380
Brookdale Senior Living, Inc. (b)	17,673	171,428
Capital Senior Living
Corp. (a) (b)	35,819	483,198
Chemed Corp. (a)	4,123	1,001,971
CorVel Corp. (b)	10,654	563,597
Ensign Group, Inc.	1,743	38,695
LHC Group, Inc. (b)	7,419	454,414
LifePoint Health, Inc. (b)	8,666	431,567
Molina Healthcare, Inc. (b)	5,557	426,111
National HealthCare Corp.	18,456	1,124,709
Owens & Minor, Inc.	17,590	332,099
Premier, Inc. Class A, (b)	32,703	954,600
Select Medical Holdings Corp. (b)	20,186	356,283
Triple-S Management Corp. Class B, (b)	5,083	126,312

		6,856,364

HEALTH CARE TECHNOLOGY — 0.7%
Allscripts Healthcare Solutions, Inc. (b)	14,277	207,730
Computer Programs & Systems, Inc. (a)	5,141	154,487
HealthStream, Inc. (b)	8,587	198,875
Omnicell, Inc. (b)	13,596	659,406
Simulations Plus, Inc.	25,901	417,006

		1,637,504

HOTELS, RESTAURANTS & LEISURE — 3.8%
Brinker International, Inc. (a)	371	14,410
Cheesecake Factory, Inc. (a)	17,345	835,682
Churchill Downs, Inc.	7,126	1,658,220
Denny’s Corp. (b)	55,437	733,986
DineEquity, Inc. (a)	6,777	343,797
Hyatt Hotels Corp. Class A, (b)	10,767	791,805
International Speedway Corp. Class A,	24,050	958,393
Lindblad Expeditions Holdings, Inc. (b)	71,599	700,954
Marcus Corp.	24,457	668,899
Marriott Vacations Worldwide Corp.	1,156	156,303
Penn National Gaming, Inc. (b)	21,998	689,197
Ruth’s Hospitality Group, Inc.	24,916	539,432
Texas Roadhouse, Inc.	13,293	700,275
Wendy’s Co.	25,331	415,935

		9,207,288

HOUSEHOLD DURABLES — 1.2%
Century Communities, Inc. (b)	15,485	481,583
CSS Industries, Inc.	22,672	630,962
Helen of Troy, Ltd. (b)	4,277	412,089
MDC Holdings, Inc.	14,391	458,785
Meritage Homes Corp. (b)	11,320	579,584
TRI Pointe Group, Inc. (b)	1,415	25,357
Tupperware Brands Corp.	6,126	384,100

		2,972,460

HOUSEHOLD PRODUCTS — 0.4%
Orchids Paper Products Co. (a)	13,735	175,808
WD-40 Co. (a)	6,210	732,780

		908,588

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Pattern Energy Group, Inc. (a)	15,083	324,134

INSURANCE — 4.8%
American National Insurance Co.	8,207	1,052,548
Argo Group International Holdings, Ltd.	13,686	843,742
Aspen Insurance Holdings, Ltd.	23,803	966,402
Baldwin & Lyons, Inc. Class B,	32,496	778,279
Donegal Group, Inc. Class A,	36,771	636,138
Enstar Group, Ltd. (b)	4,202	843,552
Greenlight Capital Re, Ltd. Class A, (b)	51,513	1,035,411
Infinity Property & Casualty Corp.	10,429	1,105,474
Navigators Group, Inc.	19,876	967,961
Primerica, Inc.	2,400	243,720
ProAssurance Corp.	28,528	1,630,375
Safety Insurance Group, Inc.	18,470	1,484,988
Selective Insurance Group, Inc.	49	2,876
Third Point Reinsurance, Ltd. (b)	5,861	85,864

		11,677,330

See accompanying notes to financial statements.

74

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
INTERNET & CATALOG RETAIL — 0.3%
FTD Cos., Inc. (b)	8,988	$64,624
HSN, Inc.	14,861	599,641
PetMed Express, Inc. (a)	2,122	96,551

		760,816

INTERNET SOFTWARE & SERVICES — 0.0% (c)
NIC, Inc.	681	11,305

IT SERVICES — 1.3%
CACI International, Inc. Class A, (b)	92	12,176
Cardtronics PLC Class A, (b)	2,582	47,819
Convergys Corp.	36,245	851,758
EVERTEC, Inc.	5,141	70,175
InterXion Holding NV (b)	13,236	779,997
Perficient, Inc. (b)	22,286	424,994
Sykes Enterprises, Inc. (b)	26,843	844,212

		3,031,131

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Luminex Corp.	23,226	457,552

MACHINERY — 4.2%
Actuant Corp. Class A,	16,789	424,762
Albany International Corp. Class A,	8,315	510,957
Altra Industrial Motion Corp.	11,243	566,647
Barnes Group, Inc.	6,974	441,245
Briggs & Stratton Corp.	22,950	582,242
Douglas Dynamics, Inc.	13,291	502,400
ESCO Technologies, Inc.	18,256	1,099,924
Franklin Electric Co., Inc.	9,937	456,108
Gorman-Rupp Co.	15,224	475,141
Hillenbrand, Inc.	29,503	1,318,784
John Bean Technologies Corp.	3,564	394,891
Kadant, Inc.	6,603	662,941
Lindsay Corp.	5,649	498,242
Miller Industries, Inc.	19,340	498,972
RBC Bearings, Inc. (b)	5,037	636,677
Tennant Co.	5,449	395,870
Watts Water Technologies, Inc. Class A,	10,071	764,892

		10,230,695

MARINE — 0.2%
Matson, Inc.	13,743	410,091

MEDIA — 2.4%
AMC Entertainment Holdings, Inc. Class A, (a)	9,357	141,291
AMC Networks, Inc. Class A, (a) (b)	8,555	462,654
John Wiley & Sons, Inc. Class A,	14,437	949,233
Loral Space & Communications, Inc. (a) (b)	18,080	796,424
Manchester United PLC Class A, (a)	36,770	728,046
Meredith Corp. (a)	6,972	460,500
MSG Networks, Inc. Class A, (b)	24,863	503,476
National CineMedia, Inc.	32,759	224,727
Regal Entertainment Group Class A,	32,121	739,104
Scholastic Corp.	389	15,603
Time, Inc.	20,213	372,930
Tribune Media Co. Class A,	10,434	443,132

		5,837,120

METALS & MINING — 0.8%
Compass Minerals International, Inc. (a)	11,412	824,517
Kaiser Aluminum Corp.	10,854	1,159,750

		1,984,267

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 3.9%
Apollo Commercial Real Estate Finance, Inc. REIT (a)	92,611	1,708,673
Ares Commercial Real Estate Corp. REIT	75,903	979,149
Capstead Mortgage Corp. REIT	219,703	1,900,431
Dynex Capital, Inc. REIT	148,113	1,038,272
Invesco Mortgage Capital, Inc. REIT (a)	55,368	987,211
MFA Financial, Inc. REIT	213,721	1,692,670
MTGE Investment Corp. REIT	59,745	1,105,283

		9,411,689

MULTI-UTILITIES — 1.5%
Avista Corp.	26,958	1,388,067
NorthWestern Corp.	15,764	941,111
Unitil Corp.	30,588	1,395,425

		3,724,603

OIL, GAS & CONSUMABLE FUELS — 1.2%
Dorian LPG, Ltd. (b)	2,287	18,799
Evolution Petroleum Corp.	34,647	237,332
Gulfport Energy Corp. (b)	13,860	176,854
Par Pacific Holdings, Inc. (b)	17,966	346,384
PBF Energy, Inc. Class A,	10,513	372,686
Permian Basin Royalty Trust (a)	33,490	297,056
Sabine Royalty Trust (a)	11,835	527,841
Ship Finance International, Ltd.	33,621	521,126
World Fuel Services Corp.	12,416	349,386

		2,847,464

PAPER & FOREST PRODUCTS — 1.1%
Clearwater Paper Corp. (b)	537	24,380
Deltic Timber Corp.	9,251	846,929
Domtar Corp.	12,312	609,690
Louisiana-Pacific Corp. (b)	4,030	105,828
Neenah Paper, Inc.	250	22,663
PH Glatfelter Co.	18,539	397,476
Schweitzer-Mauduit International, Inc.	11,276	511,479

		2,518,445

PHARMACEUTICALS — 0.1%
Prestige Brands Holdings, Inc. (b)	4,498	199,756

PROFESSIONAL SERVICES — 1.9%
CBIZ, Inc. (b)	58,417	902,543
Exponent, Inc.	11,385	809,473
Forrester Research, Inc.	17,341	766,472
Franklin Covey Co. (b)	27,298	566,434
ICF International, Inc. (b)	10,648	559,020
Kelly Services, Inc. Class A,	23,159	631,546
Navigant Consulting, Inc. (b)	16,749	325,098

		4,560,586

REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.6%
Acadia Realty Trust REIT	37,860	1,035,850
American Assets Trust, Inc. REIT	22,538	861,853
Anworth Mortgage Asset Corp. REIT	214,864	1,168,860

See accompanying notes to financial statements.

75

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
ARMOUR Residential REIT, Inc. (a)	42,065	$1,081,912
Columbia Property Trust, Inc. REIT	37,586	862,599
DiamondRock Hospitality Co. REIT	1,515	17,104
EastGroup Properties, Inc. REIT	9,884	873,548
Education Realty Trust, Inc. REIT	24,792	865,737
Franklin Street Properties Corp. REIT	84,131	903,567
Hudson Pacific Properties, Inc. REIT	74	2,535
Independence Realty Trust, Inc. REIT	93,149	939,873
Kite Realty Group Trust REIT	46,094	903,442
LaSalle Hotel Properties REIT	169	4,744
LTC Properties, Inc. REIT	17,270	752,109
Pebblebrook Hotel Trust REIT (a)	224	8,326
Piedmont Office Realty Trust, Inc. Class A, REIT	49,099	962,831
PS Business Parks, Inc. REIT	8,262	1,033,494
Ramco-Gershenson Properties Trust REIT	67,383	992,552
Retail Opportunity Investments Corp. REIT	52,292	1,043,225
Rexford Industrial Realty, Inc. REIT	42,173	1,229,765
Saul Centers, Inc. REIT	17,663	1,090,690
Summit Hotel Properties, Inc. REIT	576	8,772
Sunstone Hotel Investors, Inc. REIT	5,234	86,518
Tanger Factory Outlet Centers, Inc. REIT (a)	33,918	899,166
Washington Real Estate Investment Trust	23,868	742,772

		18,371,844

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
RE/MAX Holdings, Inc. Class A,	13,862	672,307

ROAD & RAIL — 0.9%
Heartland Express, Inc.	37,811	882,509
Marten Transport, Ltd.	3,812	77,384
Werner Enterprises, Inc.	28,996	1,120,695

		2,080,588

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Brooks Automation, Inc.	8,191	195,355
Cabot Microelectronics Corp.	7,291	685,937
CEVA, Inc. (b)	6,011	277,408
Cohu, Inc.	14,550	319,372
DSP Group, Inc. (b)	41,851	523,137
Entegris, Inc.	12,588	383,305
GSI Technology, Inc. (b)	31,184	248,225
Microsemi Corp. (b)	4,435	229,068
MKS Instruments, Inc.	2,293	216,689
Monolithic Power Systems, Inc.	1,616	181,574
Nanometrics, Inc. (b)	5,194	129,434
Nova Measuring Instruments, Ltd. (b)	15,966	413,679
NVE Corp.	6,673	573,878
Photronics, Inc. (b)	31,996	272,766
Semtech Corp. (b)	6,580	225,036
Silicon Laboratories, Inc. (b)	4,334	382,692

		5,257,555

SOFTWARE — 1.5%
ACI Worldwide, Inc. (b)	22,478	509,576
American Software, Inc. Class A,	76,626	891,160
Bottomline Technologies de, Inc. (b)	17,380	602,738
Magic Software Enterprises, Ltd.	3,017	25,494
MicroStrategy, Inc. Class A, (b)	850	111,605
Monotype Imaging Holdings, Inc.	19,232	463,491
Progress Software Corp.	341	14,516
RealNetworks, Inc. (b)	68,490	234,236
Verint Systems, Inc. (b)	11,963	500,652
Zix Corp. (b)	56,925	249,332

		3,602,800

SPECIALTY RETAIL — 1.5%
Buckle, Inc. (a)	27,699	657,851
Cato Corp. Class A,	30,689	488,569
Children’s Place, Inc. (a)	1,450	210,758
Genesco, Inc. (b)	4,685	152,263
Hibbett Sports, Inc. (a) (b)	17,058	347,983
Monro, Inc. (a)	11,271	641,883
Murphy USA, Inc. (b)	6,331	508,759
Sally Beauty Holdings, Inc. (a) (b)	35,430	664,667
Vitamin Shoppe, Inc. (a) (b)	566	2,490

		3,675,223

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Diebold Nixdorf, Inc. (a)	10,694	174,847
Electronics For Imaging, Inc. (b)	8,536	252,068

		426,915

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Culp, Inc.	2,679	89,747
Steven Madden, Ltd. (b)	15,075	704,002
Wolverine World Wide, Inc.	19,070	607,952

		1,401,701

THRIFTS & MORTGAGE FINANCE — 6.6%
BSB Bancorp, Inc. (b)	25,344	741,312
Capitol Federal Financial, Inc.	205,242	2,752,295
Charter Financial Corp.	39,475	692,391
Clifton Bancorp, Inc.	70,210	1,200,591
Dime Community Bancshares, Inc.	56,251	1,178,458
First Defiance Financial Corp.	401	20,840
Kearny Financial Corp.	100,806	1,456,647
Meridian Bancorp, Inc.	84,621	1,743,193
Northwest Bancshares, Inc. (a)	34,715	580,782
Oritani Financial Corp.	107,573	1,764,197
Provident Financial Services, Inc.	1,549	41,777
Southern Missouri Bancorp, Inc.	4,621	173,703
Territorial Bancorp, Inc.	30,020	926,717
TrustCo Bank Corp. NY	5,243	48,236
United Financial Bancorp, Inc.	73,798	1,301,797
Waterstone Financial, Inc.	20,861	355,680
Western New England Bancorp, Inc.	83,537	910,553

		15,889,169

TOBACCO — 0.7%
Universal Corp.	6,364	334,110
Vector Group, Ltd. (a)	64,997	1,454,633

		1,788,743

TRADING COMPANIES & DISTRIBUTORS — 1.5%
Aircastle, Ltd.	16,675	390,028
Applied Industrial Technologies, Inc.	19,975	1,360,297

See accompanying notes to financial statements.

76

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Beacon Roofing Supply, Inc. (b)	316	$20,148
GATX Corp.	9,274	576,472
Kaman Corp.	11,601	682,603
NOW, Inc. (a) (b)	16,629	183,418
Rush Enterprises, Inc. Class A, (b)	9,934	504,747

		3,717,713

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Spok Holdings, Inc.	25,168	393,879
Telephone & Data Systems, Inc.	17,218	478,661

		872,540

TOTAL COMMON STOCKS (Cost $222,946,293)		239,965,016

SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e)	377,384	377,384
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	4,518,568	4,518,568

TOTAL SHORT-TERM INVESTMENTS (Cost $4,895,952)		4,895,952

TOTAL INVESTMENTS — 101.4% (Cost $227,842,245)		244,860,968
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(3,483,935)

NET ASSETS — 100.0%		$241,377,033

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$2,228,332	$—	$—	$2,228,332
Air Freight & Logistics	1,273,487	—	—	1,273,487
Auto Components	2,011,155	—	—	2,011,155
Banks	29,975,488	—	—	29,975,488
Beverages	314,495	—	—	314,495
Biotechnology	666,336	—	—	666,336
Building Products	1,060,961	—	—	1,060,961
Capital Markets	207,450	—	—	207,450
Chemicals	3,206,988	—	—	3,206,988
Commercial Services & Supplies	7,159,377	—	—	7,159,377
Communications Equipment	2,671,896	—	—	2,671,896
Construction & Engineering	1,011,819	—	—	1,011,819
Containers & Packaging	1,344,788	—	—	1,344,788
Distributors	784,634	—	—	784,634
Diversified Consumer Services	1,206,323	—	—	1,206,323
Diversified Financial Services	1,481,305	—	—	1,481,305
Diversified Telecommunication Services	2,142,271	—	—	2,142,271
Electric Utilities	2,539,739	—	—	2,539,739
Electrical Equipment	428,284	—	—	428,284
Electronic Equipment, Instruments & Components	4,665,313	—	—	4,665,313

See accompanying notes to financial statements.

77

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Energy Equipment & Services	$2,281,324	$—	$—	$2,281,324
Equity Real Estate Investment Trusts (REITS)	17,078,967	—	—	17,078,967
Food Products	3,895,759	—	—	3,895,759
Gas Utilities	2,816,982	—	—	2,816,982
Health Care Equipment & Supplies	10,185,257	—	—	10,185,257
Health Care Providers & Services	6,856,364	—	—	6,856,364
Health Care Technology	1,637,504	—	—	1,637,504
Hotels, Restaurants & Leisure	9,207,288	—	—	9,207,288
Household Durables	2,972,460	—	—	2,972,460
Household Products	908,588	—	—	908,588
Independent Power Producers & Energy Traders	324,134	—	—	324,134
Insurance	11,677,330	—	—	11,677,330
Internet & Catalog Retail	760,816	—	—	760,816
Internet Software & Services	11,305	—	—	11,305
IT Services	3,031,131	—	—	3,031,131
Life Sciences Tools & Services	457,552	—	—	457,552
Machinery	10,230,695	—	—	10,230,695
Marine	410,091	—	—	410,091
Media	5,837,120	—	—	5,837,120
Metals & Mining	1,984,267	—	—	1,984,267
Mortgage Real Estate Investment Trust (REITs)	9,411,689	—	—	9,411,689
Multi-Utilities	3,724,603	—	—	3,724,603
Oil, Gas & Consumable Fuels	2,847,464	—	—	2,847,464
Paper & Forest Products	2,518,445	—	—	2,518,445
Pharmaceuticals	199,756	—	—	199,756
Professional Services	4,560,586	—	—	4,560,586
Real Estate Investment Trusts (REITs)	18,371,844	—	—	18,371,844
Real Estate Management & Development	672,307	—	—	672,307
Road & Rail	2,080,588	—	—	2,080,588
Semiconductors & Semiconductor Equipment	5,257,555	—	—	5,257,555
Software	3,602,800	—	—	3,602,800
Specialty Retail	3,675,223	—	—	3,675,223
Technology Hardware, Storage & Peripherals	426,915	—	—	426,915
Textiles, Apparel & Luxury Goods	1,401,701	—	—	1,401,701
Thrifts & Mortgage Finance	15,889,169	—	—	15,889,169
Tobacco	1,788,743	—	—	1,788,743
Trading Companies & Distributors	3,717,713	—	—	3,717,713
Wireless Telecommunication Services	872,540	—	—	872,540
Short-Term Investments	4,895,952	—	—	4,895,952

TOTAL INVESTMENTS	$244,860,968	$—	$—	$244,860,968

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	495,051	$495,051	$19,688,434	$19,806,101	$—	$—	377,384	$377,384	$7,178	$—
State Street Navigator Securities Lending Government Money Market Portfolio	3,879,856	3,879,856	10,704,978	10,066,266	—	—	4,518,568	4,518,568	48,323	—

TOTAL		$4,374,907	$30,393,412	$29,872,367	$—	$—		$4,895,952	$55,501	$—

See accompanying notes to financial statements.

78

[This Page Intentionally Left Blank]

79

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (Unaudited)

	SPDR Russell 1000 Yield Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Low Volatility Focus ETF
ASSETS
Investments in unaffiliated issuers, at value*	$396,710,735	$531,517,929	$452,194,070
Investments in affiliated issuers, at value	3,430,691	2,781,873	466,350

Total Investments	400,141,426	534,299,802	452,660,420
Cash	21,633	8,485	—
Receivable for investments sold	—	1,081,539	—
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers	1,066,434	657,680	738,808
Dividends receivable — affiliated issuers	9,555	10,925	7,348
Securities lending income receivable — unaffiliated issuers	4,466	3,062	3,239
Securities lending income receivable — affiliated issuers	1,484	1,181	155
Other Receivable	—	—	—

TOTAL ASSETS	401,244,998	536,062,674	453,409,970

LIABILITIES
Due to custodian	—	—	67
Payable upon return of securities loaned	2,767,252	2,115,003	—
Payable for investments purchased	598,811	357,016	—
Advisory fee payable	70,151	91,391	79,107
Trustees’ fees and expenses payable	223	—	142
Accrued expenses and other liabilities	2,471	2,438	2,668

TOTAL LIABILITIES	3,438,908	2,565,848	81,984

NET ASSETS	$397,806,090	$533,496,826	$453,327,986

NET ASSETS CONSIST OF:
Paid-in Capital	$338,834,133	$451,172,735	$377,278,812
Undistributed (distribution in excess of) net investment income (loss)	(573,415)	(252,626)	(390,622)
Accumulated net realized gain (loss) on investments	(241,456)	5,179,314	(182,142)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	59,786,828	77,341,523	76,621,938
Investments — affiliated issuers	—	55,880	—

NET ASSETS	$397,806,090	$533,496,826	$453,327,986

NET ASSET VALUE PER SHARE
Net asset value per share	$69.79	$72.58	$72.53

Shares outstanding (unlimited amount authorized, $0.01 par value)	5,700,000	7,350,000	6,250,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$336,923,907	$454,176,406	$375,572,132
Investments in affiliated issuers	3,430,691	2,725,993	466,350

Total cost of investments	$340,354,598	$456,902,399	$376,038,482

* Includes investments in securities on loan, at value	$29,880,862	$20,079,963	$21,253,182

See accompanying notes to financial statements.

80

SPDR S&P 500 Buyback ETF	SPDR S&P 1500 Value Tilt ETF	SPDR S&P 1500 Momentum Tilt ETF	SPDR SSGA US Large Cap Low Volatility Index ETF	SPDR SSGA US Small Cap Low Volatility Index ETF

$12,296,095	$15,222,532	$22,699,042	$90,063,345	$239,965,016
141,969	80,357	103,609	56,321	4,895,952

12,438,064	15,302,889	22,802,651	90,119,666	244,860,968
—	—	—	—	—
—	2,995	37,101	—	294,635
—	—	—	—	4,554,276
8,520	15,719	16,120	154,693	727,524
536	153	260	969	4,206
57	64	43	—	4,545
17	89	83	—	9,603
—	—	—	—	24,596

12,447,194	15,321,909	22,856,258	90,275,328	250,480,353

—	—	—	—	7,377
—	37,202	27,239	—	4,518,568
—	989	12,194	—	4,553,082
3,687	1,553	2,324	9,348	24,293
11	—	7	13	—
50	—	—	—	—

3,748	39,744	41,764	9,361	9,103,320

$12,443,446	$15,282,165	$22,814,494	$90,265,967	$241,377,033

$10,976,239	$13,346,550	$18,706,469	$78,674,649	$225,668,541
(79,576)	(15,513)	66,879	(115,946)	(391,990)
146,097	(41,608)	(817,800)	(123,145)	(918,241)

1,382,408	1,988,912	4,848,995	11,830,409	17,018,723
18,278	3,824	9,951	—	—

$12,443,446	$15,282,165	$22,814,494	$90,265,967	$241,377,033

$62.22	$101.88	$114.07	$90.27	$91.09

200,000	150,000	200,000	1,000,000	2,650,000

$10,913,687	$13,233,620	$17,850,047	$78,232,936	$222,946,293
123,691	76,533	93,658	56,321	4,895,952

$11,037,378	$13,310,153	$17,943,705	$78,289,257	$227,842,245

$469,364	$360,167	$332,498	$769,611	$21,736,862

81

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2017 (Unaudited)

	SPDR Russell 1000 Yield Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Low Volatility Focus ETF
INVESTMENT INCOME
Dividend income — affiliated issuers	$11,429	$15,794	$9,411
Dividend income — unaffiliated issuers	7,257,423	4,957,120	4,876,785
Unaffiliated securities lending income	26,286	14,516	17,898
Affiliated securities lending income	11,674	7,888	2,194
Foreign taxes withheld	(601)	(433)	—

TOTAL INVESTMENT INCOME (LOSS)	7,306,211	4,994,885	4,906,288

EXPENSES
Advisory fee	406,682	504,930	453,730
Trustees’ fees and expenses	3,453	3,885	3,686
Miscellaneous expenses	—	—	—

TOTAL EXPENSES	410,135	508,815	457,416

NET INVESTMENT INCOME (LOSS)	6,896,076	4,486,070	4,448,872

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	247,487	11,104,367	319,753
Investments — affiliated issuers	—	79,721	—
In-kind redemptions — unaffiliated issuers	—	—	1,765,050

Net realized gain (loss)	247,487	11,184,088	2,084,803

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	30,783,913	44,905,967	34,853,608
Investment — affiliated issuers	—	(2,110)	—

Net change in unrealized appreciation/depreciation	30,783,913	44,903,857	34,853,608

NET REALIZED AND UNREALIZED GAIN (LOSS)	31,031,400	56,087,945	36,938,411

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$37,927,476	$60,574,015	$41,387,283

See accompanying notes to financial statements.

82

SPDR S&P 500 Buyback ETF	SPDR S&P 1500 Value Tilt ETF	SPDR S&P 1500 Momentum Tilt ETF	SPDR SSGA US Large Cap Low Volatility Index ETF	SPDR SSGA US Small Cap Low Volatility Index ETF

$990	$364	$556	$2,043	$7,178
77,615	123,999	183,183	954,880	3,088,137
60	347	255	1,181	16,757
45	393	471	9	48,323
—	(2)	—	—	(2,326)

78,710	125,101	184,465	958,113	3,158,069

16,388	6,589	13,024	51,483	132,336
70	62	153	692	1,722
—	2	4	17	44

16,458	6,653	13,181	52,192	134,102

62,252	118,448	171,284	905,921	3,023,967

363,555	5,001	43,135	(119,865)	(545,431)
2,451	—	142	—	—
—	—	—	—	3,546,761

366,006	5,001	43,277	(119,865)	3,001,330

786,746	1,199,300	2,464,299	6,109,526	6,338,626
6,980	1,588	4,009	—	—

793,726	1,200,888	2,468,308	6,109,526	6,338,626

1,159,732	1,205,889	2,511,585	5,989,661	9,339,956

$1,221,984	$1,324,337	$2,682,869	$6,895,582	$12,363,923

83

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Russell 1000 Yield Focus ETF		SPDR Russell 1000 Momentum Focus ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,896,076	$11,771,072	$4,486,070	$6,897,039
Net realized gain (loss)	247,487	30,582,522	11,184,088	32,993,759
Net change in unrealized appreciation/depreciation	30,783,913	16,402,744	44,903,857	14,628,183

Net increase (decrease) in net assets resulting from operations	37,927,476	58,756,338	60,574,015	54,518,981

Net equalization credits and charges	—	1,705	57,154	(1,716)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,469,491)	(12,181,162)	(4,738,696)	(7,114,030)
Net realized gains	(29,957,450)	(11,866,661)	(31,986,727)	—

Total distributions to shareholders	(37,426,941)	(24,047,823)	(36,725,423)	(7,114,030)

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares sold	—	3,405,679	40,515,835	75,781,411
Cost of shares redeemed	—	—	—	—
Net income equalization	—	(1,705)	(57,154)	1,716

Net increase (decrease) in net assets from beneficial interest transactions	—	3,403,974	40,458,681	75,783,127

Voluntary contribution from Adviser	—	—	—	—

Net increase (decrease) in net assets during the period	500,535	38,114,194	64,364,427	123,186,362

Net assets at beginning of period	397,305,555	359,191,361	469,132,399	345,946,037

NET ASSETS AT END OF PERIOD	$397,806,090	$397,305,555	$533,496,826	$469,132,399

Undistributed (distribution in excess of) net investment income (loss)	$(573,415)	$—	$(252,626)	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	50,000	550,000	1,150,000
Shares redeemed	—	—	—	—

Net increase (decrease)	—	50,000	550,000	1,150,000

See accompanying notes to financial statements.

84

SPDR Russell 1000 Low Volatility Focus ETF		SPDR S&P 500 Buyback ETF		SPDR S&P 1500 Value Tilt ETF
Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17

$4,448,872	$7,782,796	$62,252	$108,262	$118,448	$142,323
2,084,803	23,994,986	366,006	532,214	5,001	(40,550)
34,853,608	23,139,947	793,726	1,035,113	1,200,888	840,068

41,387,283	54,917,729	1,221,984	1,675,589	1,324,337	941,841

31,726	24,699	5,499	(1,399)	13,369	(1,082)

(4,839,494)	(7,993,229)	(141,828)	(111,367)	(135,105)	(140,557)
(22,883,294)	(6,923,104)	—	—	—	—

(27,722,788)	(14,916,333)	(141,828)	(111,367)	(135,105)	(140,557)

17,862,605	13,219,684	2,964,246	—	4,864,825	4,482,464
(10,620,920)	(6,661,191)	—	(2,409,602)	—	—
(31,726)	(24,699)	(5,499)	1,399	(13,369)	1,082

7,209,959	6,533,794	2,958,747	(2,408,203)	4,851,456	4,483,546

—	—	—	12,650	—	—

20,906,180	46,559,889	4,044,402	(832,730)	6,054,057	5,283,748

432,421,806	385,861,917	8,399,044	9,231,774	9,228,108	3,944,360

$453,327,986	$432,421,806	$12,443,446	$8,399,044	$15,282,165	$9,228,108

$(390,622)	$—	$(79,576)	$—	$(15,513)	$1,144

250,000	200,000	50,000	—	50,000	50,000
(150,000)	(100,000)	—	(50,000)	—	—

100,000	100,000	50,000	(50,000)	50,000	50,000

85

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P 1500 Momentum Tilt ETF		SPDR SSGA US Large Cap Low Volatility Index ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$171,284	$332,307	$905,921	$1,695,018
Net realized gain (loss)	43,277	1,134,131	(119,865)	5,440,084
Net change in unrealized appreciation/depreciation	2,468,308	694,894	6,109,526	718,790

Net increase (decrease) in net assets resulting from operations	2,682,869	2,161,332	6,895,582	7,853,892

Net equalization credits and charges	—	17,227	23,952	(16,181)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(179,609)	(359,064)	(1,021,867)	(1,732,685)
Net realized gains	—	—	(2,165,355)	(76,050)

Total distributions to shareholders	(179,609)	(359,064)	(3,187,222)	(1,808,735)

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares sold	—	5,115,111	8,896,899	24,396,545
Cost of shares redeemed	—	(4,745,363)	—	(20,650,488)
Net income equalization	—	(17,227)	(23,952)	16,181

Net increase (decrease) in net assets from beneficial interest transactions	—	352,521	8,872,947	3,762,238

Net increase (decrease) in net assets during the period	2,503,260	2,172,016	12,605,259	9,791,214

Net assets at beginning of period	20,311,234	18,139,218	77,660,708	67,869,494

NET ASSETS AT END OF PERIOD	$22,814,494	$20,311,234	$90,265,967	$77,660,708

Undistributed (distribution in excess of) net investment income (loss)	$66,879	$75,204	$(115,946)	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	50,000	100,000	300,000
Shares redeemed	—	(50,000)	—	(250,000)

Net increase (decrease)	—	—	100,000	50,000

See accompanying notes to financial statements.

86

SPDR SSGA US Small Cap Low Volatility Index ETF
Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17

$3,023,967	$3,567,865
3,001,330	14,906,340
6,338,626	7,921,641

12,363,923	26,395,846

(24,699)	616,448

(3,415,371)	(4,738,803)
(11,887,231)	(580,020)

(15,302,602)	(5,318,823)

56,507,526	133,617,165
(23,908,591)	(9,022,098)
24,699	(616,448)

32,623,634	123,978,619

29,660,256	145,672,090

211,716,777	66,044,687

$241,377,033	$211,716,777

$(391,990)	$(586)

600,000	1,550,000
(250,000)	(100,000)

350,000	1,450,000

87

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Yield Focus ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	For the Period 12/3/15* - 6/30/16
Net asset value, beginning of period	$69.70		$63.57	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.21		2.08	1.21
Net realized and unrealized gain (loss) (b)	5.45		8.30	3.48

Total from investment operations	6.66		10.38	4.69

Net equalization credits and charges (a)	—		0.00 (c)	0.01

Distributions to shareholders from:
Net investment income	(1.31)		(2.15)	(1.13)
Net realized gains	(5.26)		(2.10)	—

Total distributions	(6.57)		(4.25)	(1.13)

Net asset value, end of period	$69.79		$69.70	$63.57

Total return (d)	9.59%		16.61%	7.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$397,806		$397,306	$359,191
Ratios to average net assets:
Total expenses	0.20	%(e)	0.20%	0.20	%(e)
Net investment income (loss)	3.39	%(e)	3.06%	3.50	%(e)
Portfolio turnover rate (f)	3	%(g)	42%	44	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

88

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Momentum Focus ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	For the Period 12/3/15* - 6/30/16
Net asset value, beginning of period	$68.99		$61.23	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.65		1.11	0.65
Net realized and unrealized gain (loss) (b)	8.04		7.80	1.19

Total from investment operations	8.69		8.91	1.84

Net equalization credits and charges (a)	0.01		0.00 (c)	0.00	(c)

Distributions to shareholders from:
Net investment income	(0.67)		(1.15)	(0.61)
Net realized gains	(4.44)		—	—

Total distributions	(5.11)		(1.15)	(0.61)

Net asset value, end of period	$72.58		$68.99	$61.23

Total return (d)	12.66%		14.66%	3.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$533,497		$469,132	$345,946
Ratios to average net assets:
Total expenses	0.20	%(e)	0.20%	0.20	%(e)
Net investment income (loss)	1.78	%(e)	1.70%	1.91	%(e)
Portfolio turnover rate (f)	84	%(g)	101%	55	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

89

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Low Volatility Focus ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	For the Period 12/3/15* - 6/30/16
Net asset value, beginning of period	$70.31		$63.78	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.71		1.26	0.79
Net realized and unrealized gain (loss) (b)	5.93		7.69	3.73

Total from investment operations	6.64		8.95	4.52

Net equalization credits and charges (a)	0.01		0.00 (c)	0.01

Distributions to shareholders from:
Net investment income	(0.77)		(1.29)	(0.75)
Net realized gains	(3.66)		(1.13)	—

Total distributions	(4.43)		(2.42)	(0.75)

Net asset value, end of period	$72.53		$70.31	$63.78

Total return (d)	9.49%		14.27%	7.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$453,328		$432,422	$385,862
Ratios to average net assets:
Total expenses	0.20	%(e)	0.20%	0.20	%(e)
Net investment income (loss)	1.96	%(e)	1.88%	2.28	%(e)
Portfolio turnover rate (f)	1	%(g)	37%	68	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

90

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 500 Buyback ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17		Year Ended 6/30/16	For the Period 2/4/15* - 6/30/15
Net asset value, beginning of period	$55.99		$46.16		$50.09	$50.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.39		0.71		0.78	0.26
Net realized and unrealized gain (loss) (b)	6.56		9.79		(3.50)	—

Total from investment operations	6.95		10.50		(2.72)	0.26

Net equalization credits and charges (a)	0.03		(0.01)		(0.01)	0.07

Distributions to shareholders from:
Net investment income	(0.75)		(0.74)		(0.80)	(0.24)
Net realized gains	—		—		(0.40)	—

Total distributions	(0.75)		(0.74)		(1.20)	(0.24)

Voluntary contribution from Adviser	—		0.08		—	—

Net asset value, end of period	$62.22		$55.99		$46.16	$50.09

Total return (c)	12.48%		23.02	%(d)	(5.43)%	0.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,443		$8,399		$9,232	$15,028
Ratios to average net assets:
Total expenses	0.35	%(e)	0.35%		0.35%	0.35	%(e)
Net investment income (loss)	1.33	%(e)	1.36%		1.65%	1.28	%(e)
Portfolio turnover rate (f)	47	%(g)	97%		98%	18	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If the Adviser had not made a contribution during the period ended June 30, 2017, the total return would have remained 22.82%. See Note 4.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

91

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Value Tilt ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	For the Period 10/24/12* - 6/30/13
Net asset value, beginning of period	$92.28		$78.89	$83.36	$84.11	$70.33	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.05		1.89	1.88	1.74	1.45	0.95
Net realized and unrealized gain (loss) (b)	9.50		13.40	(1.28)	2.19	15.16	10.31

Total from investment operations	10.55		15.29	0.60	3.93	16.61	11.26

Net equalization credits and charges (a)	0.12		(0.01)	(0.05)	0.10	—	—

Distributions to shareholders from:
Net investment income	(1.07)		(1.89)	(1.92)	(1.71)	(1.45)	(0.93)
Net realized gains	—		—	(3.10)	(3.07)	(1.38)	—

Total distributions	(1.07)		(1.89)	(5.02)	(4.78)	(2.83)	(0.93)

Net asset value, end of period	$101.88		$92.28	$78.89	$83.36	$84.11	$70.33

Total return (c)	11.61%		19.51%	0.87%	4.76%	23.91%	18.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,282		$9,228	$3,944	$12,504	$8,411	$7,033
Ratios to average net assets:
Total expenses	0.12	%(d)	0.12%	0.13%	0.24%	0.35%	0.35	%(d)
Net investment income (loss)	2.16	%(d)	2.14%	2.37%	2.06%	1.87%	2.12	%(d)
Portfolio turnover rate (e)	1	%(f)	18%	12%	12%	12%	12	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

92

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Momentum Tilt ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	For the Period 10/24/12* - 6/30/13
Net asset value, beginning of period	$101.56		$90.70	$88.05	$83.39	$67.80	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.86		1.85	1.58	1.39	1.06	0.79
Net realized and unrealized gain (loss) (b)	12.55		10.81	2.72	4.85	15.94	7.75

Total from investment operations	13.41		12.66	4.30	6.24	17.00	8.54

Net equalization credits and charges (a)	—		0.10	(0.04)	(0.03)	(0.01)	0.06

Distributions to shareholders from:
Net investment income	(0.90)		(1.90)	(1.61)	(1.27)	(1.00)	(0.80)
Net realized gains	—		—	—	(0.28)	(0.40)	—

Total distributions	(0.90)		(1.90)	(1.61)	(1.55)	(1.40)	(0.80)

Net asset value, end of period	$114.07		$101.56	$90.70	$88.05	$83.39	$67.80

Total return (c)	13.25%		14.20%	4.93%	7.47%	25.21%	14.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$22,814		$20,311	$18,139	$17,611	$12,508	$10,170
Ratios to average net assets:
Total expenses	0.12	%(d)	0.12%	0.12%	0.25%	0.35%	0.35	%(d)
Net investment income (loss)	1.58	%(d)	1.95%	1.82%	1.61%	1.38%	1.78	%(d)
Portfolio turnover rate (e)	26	%(f)	75%	62%	70%	55%	36	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

93

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR SSGA US Large Cap Low Volatility Index ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	For the Period 2/20/13* - 6/30/13
Net asset value, beginning of period	$86.29		$79.85	$72.41	$72.96	$62.81	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.95		1.75	1.97	1.79	1.63	0.55
Net realized and unrealized gain (loss) (b)	6.21		6.61	7.50	2.93	10.80	2.67

Total from investment operations	7.16		8.36	9.47	4.72	12.43	3.22

Net equalization credits and charges (a)	0.03		(0.02)	0.26	0.11	—	0.11

Distributions to shareholders from:
Net investment income	(1.04)		(1.82)	(1.94)	(1.71)	(1.55)	(0.52)
Net realized gains	(2.17)		(0.08)	(0.35)	(3.67)	(0.73)	—

Total distributions	(3.21)		(1.90)	(2.29)	(5.38)	(2.28)	(0.52)

Net asset value, end of period	$90.27		$86.29	$79.85	$72.41	$72.96	$62.81

Total return (c)	8.36%		10.59%	13.72%	6.50%	20.06%	5.55%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$90,266		$77,661	$67,869	$28,962	$10,944	$9,422
Ratios to average net assets:
Total expenses	0.12	%(d)	0.12%	0.12%	0.15%	0.20%	0.20	%(d)
Net investment income (loss)	2.11	%(d)	2.14%	2.64%	2.41%	2.40%	2.46	%(d)
Portfolio turnover rate (e)	0	%(f)(g)	108%	68%	75%	59%	31	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
(g)	Amount is less than 0.5%.

See accompanying notes to financial statements.

94

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR SSGA US Small Cap Low Volatility Index ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	For the Period 2/20/13* - 6/30/13
Net asset value, beginning of period	$92.05		$77.70	$77.00	$73.85	$62.28	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.30		1.94	2.23	1.97	1.84	0.72
Net realized and unrealized gain (loss) (b)	4.16		14.83	0.49	3.40	12.33	2.07

Total from investment operations	5.46		16.77	2.72	5.37	14.17	2.79

Net equalization credits and charges (a)	(0.01)		0.33	0.23	(0.18)	0.20	0.06

Distributions to shareholders from:
Net investment income	(1.46)		(2.45)	(2.15)	(1.65)	(1.90)	(0.57)
Net realized gains	(4.95)		(0.30)	(0.10)	(0.39)	(0.90)	—

Total distributions	(6.41)		(2.75)	(2.25)	(2.04)	(2.80)	(0.57)

Net asset value, end of period	$91.09		$92.05	$77.70	$77.00	$73.85	$62.28

Total return (c)	5.91%		22.11%	4.00%	7.06%	23.32%	4.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$241,377		$211,717	$66,045	$34,649	$14,770	$9,342
Ratios to average net assets:
Total expenses	0.12	%(d)	0.12%	0.12%	0.18%	0.25%	0.25	%(d)
Net investment income (loss)	2.74	%(d)	2.17%	2.97%	2.59%	2.65%	3.24	%(d)
Portfolio turnover rate (e)	2	%(f)	158%	62%	38%	54%	29	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

95

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (Unaudited)

1.	Organization

SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of seventy-eight (78) series, each of which represents a separate series of beneficial interest in the Trust (each a “Fund,” and collectively, the “Funds”). The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following Funds:

SPDR Russell 1000 Yield Focus ETF

SPDR Russell 1000 Momentum Focus ETF

SPDR Russell 1000 Low Volatility Focus ETF

SPDR S&P 500 Buyback ETF

SPDR S&P 1500 Value Tilt ETF

SPDR S&P 1500 Momentum Tilt ETF

SPDR SSGA US Large Cap Low Volatility Index ETF

SPDR SSGA US Small Cap Low Volatility Index ETF

Each Fund is classified as a non-diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

96

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ underlying benchmarks.

Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2017, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

97

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Equalization

The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

The following Funds utilized equalization during the period ended December 31, 2017:

SPDR Russell 1000 Momentum Focus ETF

SPDR Russell 1000 Low Volatility Focus ETF

SPDR S&P 500 Buyback ETF

SPDR S&P 1500 Value Tilt ETF

SPDR SSGA US Large Cap Low Volatility Index ETF

SPDR SSGA US Small Cap Low Volatility Index ETF

Distributions

Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate
SPDR Russell 1000 Yield Focus ETF	0.20%
SPDR Russell 1000 Momentum Focus ETF	0.20
SPDR Russell 1000 Low Volatility Focus ETF	0.20
SPDR S&P 500 Buyback ETF	0.35
SPDR S&P 1500 Value Tilt ETF	0.12
SPDR S&P 1500 Momentum Tilt ETF	0.12

98

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Annual Rate
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12%
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12

The Adviser pays all expenses of each Fund other than management fee, taxes, interest, the fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation fees, acquired fund fees and expenses and other extraordinary expenses.

On January 23, 2017, the Adviser agreed to make a voluntary contribution of $12,650 to the SPDR S&P 500 Buyback ETF in connection with a portfolio matter.

Administrator, Custodian, and Sub-Administrator Transfer Agent Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Distributor

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.

Other Transactions with Affiliates — Securities Lending

State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2017, are disclosed in the Schedules of Investments.

Due to Custodian

In certain circumstances, the Funds may have cash overdrafts with the custodian. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds. As of December 31, 2017, the SPDR Russell 1000 Low Volatility Focus ETF and the SPDR US Small Cap Low Volatility ETF have cash overdrafts related to the trading of securities.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

99

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2017, were as follows:

	Purchases	Sales
SPDR Russell 1000 Yield Focus ETF	$10,227,193	$40,892,182
SPDR Russell 1000 Momentum Focus ETF	420,988,988	453,533,052
SPDR Russell 1000 Low Volatility Focus ETF	6,145,396	29,608,486
SPDR S&P 500 Buyback ETF	4,507,165	4,579,588
SPDR S&P 1500 Value Tilt ETF	116,295	109,902
SPDR S&P 1500 Momentum Tilt ETF	5,614,459	5,616,051
SPDR SSGA US Large Cap Low Volatility Index ETF	41,970	2,292,288
SPDR SSGA US Small Cap Low Volatility Index ETF	4,593,647	16,805,361

For the period ended December 31, 2017, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Russell 1000 Momentum Focus ETF	$40,503,603	$—	$—
SPDR Russell 1000 Low Volatility Focus ETF	17,853,968	10,615,764	1,765,050
SPDR S&P 500 Buyback ETF	2,935,915	—	—
SPDR S&P 1500 Value Tilt ETF	4,863,016	—	—
SPDR SSGA US Large Cap Low Volatility Index ETF	8,894,317	—	—
SPDR SSGA US Small Cap Low Volatility Index ETF	56,441,949	23,908,170	3,546,761

7.	Shareholder Transactions

Each Fund issues and redeems its shares, at net asset value, by each fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash, except for certain funds that invest in “To Be Announced” or mortgage-backed securities. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.

8.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. At June 30, 2017, SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

100

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Russell 1000 Yield Focus ETF	$340,263,218	$72,204,220	$12,326,012	$59,878,208
SPDR Russell 1000 Momentum Focus ETF	456,939,413	79,816,243	2,455,854	77,360,389
SPDR Russell 1000 Low Volatility Focus ETF	376,130,218	86,054,371	9,524,169	76,530,202
SPDR S&P 500 Buyback ETF	11,051,998	1,580,662	194,596	1,386,066
SPDR S&P 1500 Value Tilt ETF	13,310,997	2,291,776	299,884	1,991,892
SPDR S&P 1500 Momentum Tilt ETF	17,946,298	5,003,433	147,080	4,856,353
SPDR SSGA US Large Cap Low Volatility Index ETF	78,292,537	12,923,695	1,096,566	11,827,129
SPDR SSGA US Small Cap Low Volatility Index ETF	227,875,445	24,402,985	7,417,462	16,985,523

9.	Securities Lending

Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities’ values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of December 31, 2017, and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2017:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
SPDR Russell 1000 Yield Focus ETF	$29,880,862	$2,767,252	$28,021,890	$30,789,142
SPDR Russell 1000 Momentum Focus ETF	20,079,963	2,115,003	18,490,752	20,605,755
SPDR Russell 1000 Low Volatility Focus ETF	21,253,182	—	21,852,879	21,852,879
SPDR S&P 500 Buyback ETF	469,364	—	484,345	484,345
SPDR S&P 1500 Value Tilt ETF	360,167	37,202	335,238	372,440
SPDR S&P 1500 Momentum Tilt ETF	332,498	27,239	315,825	343,064

101

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
SPDR SSGA US Large Cap Low Volatility Index ETF	$769,611	$—	$790,930	$790,930
SPDR SSGA US Small Cap Low Volatility Index ETF	21,736,862	4,518,568	17,948,298	22,466,866

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2017:

		Remaining Contractual Maturity of the Agreements As of December 31, 2017
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Russell 1000 Yield Focus ETF	Common Stocks	$2,767,252	$—	$—	$—	$2,767,252	$2,767,252
SPDR Russell 1000 Momentum Focus ETF	Common Stocks	2,115,003	—	—	—	2,115,003	2,115,003
SPDR S&P 1500 Value Tilt ETF	Common Stocks	37,202	—	—	—	37,202	37,202
SPDR S&P 1500 Momentum Tilt ETF	Common Stocks	27,239	—	—	—	27,239	27,239
SPDR SSGA US Small Cap Low Volatility Index ETF	Common Stocks	4,518,568	—	—	—	4,518,568	4,518,568

10.	Risks

Concentration of Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

102

SPDR SERIES TRUST

OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Russell 1000 Yield Focus ETF	0.20%	$1,095.90	$1.06	$1,024.20	$1.02
SPDR Russell 1000 Momentum Focus ETF	0.20	1,126.60	1.07	1,024.20	1.02
SPDR Russell 1000 Low Volatility Focus ETF	0.20	1,094.90	1.06	1,024.20	1.02
SPDR S&P 500 Buyback ETF	0.35	1,124.80	1.87	1,023.40	1.79
SPDR S&P 1500 Value Tilt ETF	0.12	1,116.10	0.64	1,024.60	0.61
SPDR S&P 1500 Momentum Tilt ETF	0.12	1,132.50	0.65	1,024.60	0.61
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12	1,083.60	0.63	1,024.60	0.61
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12	1,059.10	0.62	1,024.60	0.61

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at http://www.spdrs.com.

103

SPDR SERIES TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

104

SPDR Series Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce S. Rosenberg, Treasurer

Ann Carpenter, Vice President; Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse D. Hallee, Secretary

Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20006

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

SPDR® Series Trust — Equity Funds

For more complete information, please call 866.787.2257 or

visit www.spdrs.com today.

State Street Global Advisors

State Street Financial Center

One Lincoln Street

Boston, MA 02111

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.

The Russell 1000® Index, Russell 2000® Index, Russell 3000® Index, and Russell Small Cap Completeness® Index are trademarks of Russell Investment Group and have been licensed for use by State Street Bank and Trust Company through its State Street Global Advisors Division. The Products are not sponsored, endorsed, sold or promoted by Russell Investment Group and Russell Investment Group makes no representation regarding the advisability of investing in the Product.

Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500, SPDR S&P MidCap 400 and SPDR Dow Jones Industrial Average, each an unit investment trust. ALPS Portfolio Solutions Distributor, Inc. is distributor for The Select Sector SPDR Trust. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Advisors Funds Distributors, LLC.

Distributor: State Street Global Advisors Funds Distributors, LLC is the distributor for all registered products on behalf of the adviser. SSGA Funds Management has retained GSO Capital Partners, Nuveen Asset Management, Massachusetts Financial Services Company & DoubleLine Capital LP as sub-advisers for certain series of the Trust.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

© 2018 State Street Corporation - All Rights Reserved

SPDRFACTORSAR

Semi-Annual Report

December 31, 2017

SPDR® Series Trust – Equity Funds

SPDR FactSet Innovative Technology ETF

SPDR Global Dow ETF

SPDR MSCI USA StrategicFactorsSM ETF

SPDR NYSE Technology ETF

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SPDR S&P Capital Markets ETF

SPDR S&P Health Care Equipment ETF

SPDR S&P Health Care Services ETF

SPDR S&P Insurance ETF

SPDR S&P Internet ETF

SPDR S&P Metals & Mining ETF

SPDR S&P Oil & Gas Equipment & Services ETF

SPDR S&P Pharmaceuticals ETF

SPDR S&P Retail ETF

SPDR S&P Semiconductor ETF

SPDR S&P Software & Services ETF

SPDR S&P Technology Hardware ETF

SPDR S&P Telecom ETF

SPDR S&P Transportation ETF

SPDR SSGA Gender Diversity Index ETF

SPDR Wells Fargo® Preferred Stock ETF

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

SPDR S&P Transportation ETF (XTN)	74
SPDR SSGA Gender Diversity Index ETF (SHE)	76
SPDR Wells Fargo Preferred Stock ETF (PSK)	81
Financial Statements (Unaudited)	86
Financial Highlights (Unaudited)	107
Notes to Financial Statements (Unaudited)	128
Other Information (Unaudited)	138

The information in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Everbridge, Inc.	1.1%
Globant SA	1.1
Twitter, Inc.	1.1
Ubiquiti Networks, Inc.	1.1
Carbonite, Inc.	1.1
Cheetah Mobile, Inc. ADR	1.1
Mimecast, Ltd.	1.1
Autohome, Inc. ADR	1.1
Lending Tree, Inc.	1.1
FormFactor, Inc.	1.1

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017

% of Net Assets
Internet Software & Services	32.4%
Software	29.5
Semiconductors & Semiconductor Equipment	9.3
IT Services	9.2
Communications Equipment	7.9
Technology Hardware, Storage & Peripherals	4.8
Internet & Catalog Retail	2.0
Thrifts & Mortgage Finance	1.1
Health Care Technology	1.0
Professional Services	1.0
Household Durables	0.9
Electronic Equipment, Instruments & Components	0.8
Short-Term Investments	6.3
Liabilities in Excess of Other Assets	(6.2)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

1

SPDR GLOBAL DOW ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Twenty-First Century Fox, Inc.	0.8%
Caterpillar, Inc.	0.8
Deere & Co.	0.8
Intel Corp.	0.8
Bank of America Corp.	0.8
QUALCOMM, Inc.	0.8
Tencent Holdings, Ltd.	0.8
Union Pacific Corp.	0.8
Naspers, Ltd.	0.8
Komatsu, Ltd.	0.8

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Financials	18.1%
Industrials	14.3
Information Technology	13.8
Consumer Discretionary	12.4
Health Care	9.3
Energy	8.7
Consumer Staples	7.6
Materials	6.1
Telecommunication Services	5.2
Utlities	3.6
Real Estate	0.7
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

2

SPDR MSCI USA STRATEGICFACTORS ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Apple, Inc.	2.7%
Johnson & Johnson	2.5
Microsoft Corp.	2.4
Visa, Inc.	1.7
Intel Corp.	1.6
PepsiCo, Inc.	1.5
Altria Group, Inc.	1.5
Mastercard, Inc.	1.5
International Business Machines Corp.	1.4
Walt Disney Co.	1.3

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Information Technology	25.3%
Health Care	13.6
Financials	12.3
Consumer Discretionary	11.7
Industrials	10.9
Consumer Staples	10.6
Utilities	3.7
Energy	3.5
Real Estate	3.0
Materials	2.9
Telecommunication Services	2.0
Short-Term Investments	0.3
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

3

SPDR NYSE TECHNOLOGY ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Intel Corp.	3.0%
Texas Instruments, Inc.	3.0
JD.com, Inc. ADR	2.9
VMware, Inc.	2.9
NVIDIA Corp.	2.9
Netflix, Inc.	2.9
NXP Semiconductors NV	2.9
International Business Machines Corp.	2.9
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2.9
Baidu, Inc.	2.9

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017

% of Net Assets
Semiconductors & Semiconductor Equipment	28.9%
Software	19.7
Internet Software & Services	17.0
IT Services	14.4
Internet & Catalog Retail	11.6
Communications Equipment	2.9
Technology Hardware, Storage & Peripherals	2.8
Automobiles	2.6
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

4

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Apple, Inc.	4.0%
Microsoft Corp.	3.0
Amazon.com, Inc.	2.1
Facebook, Inc.	1.9
Berkshire Hathaway, Inc.	1.8
Johnson & Johnson	1.7
JPMorgan Chase & Co.	1.7
Alphabet, Inc. Class C	1.5
Alphabet, Inc. Class A	1.4
Bank of America Corp.	1.3

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Information Technology	24.9%
Financials	15.5
Health Care	14.5
Consumer Discretionary	12.8
Industrials	10.8
Consumer Staples	8.6
Real Estate	3.0
Materials	3.0
Utilities	2.7
Telecommunication Services	2.2
Energy	1.7
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

5

SPDR S&P CAPITAL MARKETS ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Janus Henderson Group PLC	2.3%
WisdomTree Investments, Inc.	2.3
Federated Investors, Inc.	2.2
Legg Mason, Inc.	2.2
LPL Financial Holdings, Inc.	2.2
Waddell & Reed Financial, Inc.	2.2
MarketAxess Holdings, Inc.	2.2
Lazard, Ltd.	2.2
Northern Trust Corp.	2.2
Affiliated Managers Group, Inc.	2.2

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017

% of Net Assets
Asset Management & Custody Banks	41.8%
Investment Banking & Brokerage	37.4
Financial Exchanges & Data	20.6
Short-Term Investments	3.0
Liabilities in Excess of Other Assets	(2.8)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

6

SPDR S&P HEALTH CARE EQUIPMENT ETF — PERFORMANCE STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Becton Dickinson and Co.	2.2%
OraSure Technologies, Inc.	1.8
Quidel Corp.	1.8
iRhythm Technologies, Inc.	1.8
Zimmer Biomet Holdings, Inc.	1.8
Globus Medical, Inc.	1.8
Abbott Laboratories	1.7
Nevro Corp.	1.7
Cantel Medical Corp.	1.7
Haemonetics Corp.	1.7

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017

% of Net Assets
Health Care Equipment	76.1%
Health Care Supplies	22.7
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

7

SPDR S&P HEALTH CARE SERVICES ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Tenet Healthcare Corp.	2.7%
Express Scripts Holding Co.	2.6
Envision Healthcare Corp.	2.5
BioTelemetry, Inc.	2.5
DaVita, Inc.	2.5
LifePoint Health, Inc.	2.5
AmerisourceBergen Corp.	2.5
Cardinal Health, Inc.	2.5
HCA Healthcare, Inc.	2.4
MEDNAX, Inc.	2.4

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017

% of Net Assets
Health Care Services	35.7%
Health Care Facilities	25.2
Managed Health Care	23.6
Health Care Distributors	15.3
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(2.3)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

8

SPDR S&P INSURANCE ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Everest Re Group, Ltd.	2.3%
American Financial Group, Inc.	2.3
Markel Corp.	2.3
Old Republic International Corp.	2.3
Progressive Corp.	2.3
Allstate Corp.	2.3
Hartford Financial Services Group, Inc.	2.2
Alleghany Corp.	2.2
WR Berkley Corp.	2.2
Assurant, Inc.	2.2

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017

% of Net Assets
Property & Casualty Insurance	41.0%
Life & Health Insurance	25.8
Multi-line Insurance	11.2
Reinsurance	11.0
Insurance Brokers	10.7
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

9

SPDR S&P INTERNET ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Overstock.com, Inc.	2.1%
GTT Communications, Inc.	1.8
Akamai Technologies, Inc.	1.7
Twitter, Inc.	1.7
Stamps.com, Inc.	1.7
Blucora, Inc.	1.6
Shutterfly, Inc.	1.6
Wayfair, Inc.	1.6
Cars.com, Inc.	1.6
2U, Inc.	1.6

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017

% of Net Assets
Internet Software & Services	76.6%
Internet & Catalog Retail	23.4
Short-Term Investments	6.6
Liabilities in Excess of Other Assets	(6.6)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

10

SPDR S&P METALS & MINING ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
CONSOL Energy, Inc.	6.2%
Century Aluminum Co.	5.6
Alcoa Corp.	5.2
Freeport-McMoRan, Inc.	5.1
Peabody Energy Corp.	4.6
Cleveland-Cliffs, Inc.	4.5
Arch Coal, Inc.	4.4
Allegheny Technologies, Inc.	4.3
AK Steel Holding Corp.	4.3
Newmont Mining Corp.	4.2

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017

% of Net Assets
Steel	46.8%
Coal & Consumable Fuels	15.2
Aluminum	12.8
Gold	9.2
Silver	6.5
Diversified Metals & Mining	4.3
Copper	5.1
Short-Term Investments	4.2
Liabilities in Excess of Other Assets	(4.1)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

11

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Weatherford International PLC	3.8%
TechnipFMC PLC	3.5
Diamond Offshore Drilling, Inc.	3.4
Nabors Industries, Ltd.	3.4
Oceaneering International, Inc.	3.4
Helmerich & Payne, Inc.	3.4
Halliburton Co.	3.4
National Oilwell Varco, Inc.	3.4
Noble Corp. PLC	3.4
Rowan Cos. PLC	3.3

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017

% of Net Assets
Oil & Gas Equipment & Services	71.5%
Oil & Gas Drilling	28.4
Short-Term Investments	10.9
Liabilities in Excess of Other Assets	(10.8)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

12

SPDR S&P PHARMACEUTICALS ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Mylan NV	4.7%
Perrigo Co. PLC	4.4
Pfizer, Inc.	4.4
Merck & Co., Inc.	4.4
Mallinckrodt PLC	4.4
Zoetis, Inc.	4.4
Endo International PLC	4.3
Johnson & Johnson	4.3
Bristol-Myers Squibb Co.	4.3
Akorn, Inc.	4.2

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017

% of Net Assets
Pharmaceuticals	99.7%
Short-Term Investments	4.4
Liabilities in Excess of Other Assets	(4.1)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

13

SPDR S&P RETAIL ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Overstock.com, Inc.	1.7%
Finish Line, Inc.	1.6
Tailored Brands, Inc.	1.3
Tractor Supply Co.	1.3
SUPERVALU, Inc.	1.3
Sally Beauty Holdings, Inc.	1.3
Shutterfly, Inc.	1.3
American Eagle Outfitters, Inc.	1.3
Michaels Cos., Inc.	1.3
Kohl’s Corp.	1.3

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017

% of Net Assets
Apparel Retail	23.2%
Internet Retail	18.2
Specialty Stores	15.0
Automotive Retail	14.2
Department Stores	6.1
General Merchandise Stores	6.1
Food Retail	5.4
Computers & Electronics Retail	4.8
Drug Retail	3.6
Hypermarkets & Super Centers	3.2
Short-Term Investments	5.4
Liabilities in Excess of Other Assets	(5.2)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

14

SPDR S&P SEMICONDUCTOR ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
ON Semiconductor Corp.	3.2%
Cree, Inc.	3.2
Texas Instruments, Inc.	3.2
Intel Corp.	3.2
Analog Devices, Inc.	3.1
Cirrus Logic, Inc.	3.1
Advanced Micro Devices, Inc.	3.1
Synaptics, Inc.	3.0
Microsemi Corp.	3.0
NVIDIA Corp.	3.0

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017

% of Net Assets
Semiconductors	99.9%
Short-Term Investments	6.9
Liabilities in Excess of Other Assets	(6.8)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

15

SPDR S&P SOFTWARE & SERVICES ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
WEX, Inc.	0.9%
Manhattan Associates, Inc.	0.9
Everbridge, Inc.	0.9
Alliance Data Systems Corp.	0.9
ServiceNow, Inc.	0.9
Conduent, Inc.	0.9
HubSpot, Inc.	0.9
Sabre Corp.	0.9
PROS Holdings, Inc.	0.9
Zynga, Inc.	0.9

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017

% of Net Assets
Application Software	37.0%
Data Processing & Outsourced Services	29.8
Systems Software	16.4
IT Consulting & Other Services	13.3
Home Entertainment Software	3.3
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(2.6)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

16

SPDR S&P TECHNOLOGY HARDWARE ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
NCR Corp.	2.9%
II-VI, Inc.	2.9
Rogers Corp.	2.8
Seagate Technology PLC	2.8
Electronics For Imaging, Inc.	2.8
Dolby Laboratories, Inc.	2.7
FLIR Systems, Inc.	2.7
Universal Display Corp.	2.7
Apple, Inc.	2.7
Littelfuse, Inc.	2.7

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017

% of Net Assets
Electronic Equipment & Instruments	37.5%
Technology Hardware, Storage & Peripherals	32.2
Electronic Components	27.4
Data Processing & Outsourced Services	2.7
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

17

SPDR S&P TELECOM ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
CenturyLink, Inc.	2.9%
NETGEAR, Inc.	2.9
Finisar Corp.	2.8
Sprint Corp.	2.7
Ubiquiti Networks, Inc.	2.7
Zayo Group Holdings, Inc.	2.7
AT&T, Inc.	2.7
Arista Networks, Inc.	2.7
Telephone & Data Systems, Inc.	2.7
ViaSat, Inc.	2.6

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017

% of Net Assets
Communications Equipment	60.7%
Wireless Telecommunication Services	11.3
Alternative Carriers	14.3
Integrated Telecommunication Services	13.2
Short-Term Investments	10.7
Liabilities in Excess of Other Assets	(10.2)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

18

SPDR S&P TRANSPORTATION ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
XPO Logistics, Inc.	2.9%
Hertz Global Holdings, Inc.	2.7
Avis Budget Group, Inc.	2.7
United Continental Holdings, Inc.	2.6
Alaska Air Group, Inc.	2.6
Delta Air Lines, Inc.	2.6
Allegiant Travel Co.	2.6
Kirby Corp.	2.6
Union Pacific Corp.	2.6
FedEx Corp.	2.6

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017

% of Net Assets
Trucking	32.3%
Airlines	25.6
Air Freight & Logistics	23.4
Railroads	12.4
Marine	3.8
Airport Services	2.4
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.0 *
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

*	Amount shown represents less than 0.05% of net assets.

19

SPDR SSGA GENDER DIVERSITY INDEX ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Pfizer, Inc.	5.7%
Coca-Cola Co.	5.2
PepsiCo, Inc.	4.5
International Business Machines Corp.	3.8
Mastercard, Inc.	3.8
McDonald’s Corp.	3.7
Amgen, Inc.	3.4
Texas Instruments, Inc.	2.8
Lockheed Martin Corp.	2.4
US Bancorp	2.4

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Information Technology	20.8%
Health Care	16.3
Consumer Staples	14.1
Consumer Discretionary	12.2
Financials	11.1
Industrials	10.7
Energy	6.1
Utilities	3.9
Real Estate	2.6
Materials	1.0
Telecommunication Services	0.9
Short-Term Investments	0.5
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

20

SPDR WELLS FARGO PREFERRED STOCK ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
HSBC Holdings PLC 8.00%	2.5%
PNC Financial Services Group, Inc. 6.13%	2.2
Countrywide Capital V 7.00%	2.0
AT&T, Inc. 5.35%	1.8
US Bancorp 6.50%	1.6
HSBC Holdings PLC 8.13%	1.5
BB&T Corp. 5.63%	1.5
Merrill Lynch Capital Trust I 6.45%	1.4
Southern Co. 6.25%	1.4
ING Groep NV 6.38%	1.4

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Financials	67.1%
Utilities	12.4
Real Estate	7.7
Telecommunication Services	7.3
Industrials	4.3
Information Technology	1.0
Short-Term Investments	3.3
Liabilities in Excess of Other Assets	(3.1)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

21

SPDR FactSet Innovative Technology ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 7.9%
Acacia Communications, Inc. (a)	1,922	$69,634
Applied Optoelectronics, Inc. (a)	1,959	74,089
Arista Networks, Inc. (a)	351	82,689
InterDigital, Inc.	1,032	78,587
Motorola Solutions, Inc.	830	74,982
NetScout Systems, Inc. (a)	2,643	80,479
Oclaro, Inc. (a)	10,390	70,029
Ubiquiti Networks, Inc. (a) (b)	1,216	86,360

		616,849

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Fitbit, Inc. Class A (a)	11,101	63,387

HEALTH CARE TECHNOLOGY — 1.0%
Veeva Systems, Inc. Class A (a)	1,394	77,061

HOUSEHOLD DURABLES — 0.9%
ZAGG, Inc. (a)	3,972	73,283

INTERNET & CATALOG RETAIL — 2.0%
Groupon, Inc. (a) (b)	14,143	72,129
Netflix, Inc. (a)	415	79,664

		151,793

INTERNET SOFTWARE & SERVICES — 32.4%
Alteryx, Inc. Class A (a)	2,725	68,861
Autohome, Inc. ADR (a)	1,286	83,166
Baozun, Inc. ADR (a) (b)	2,480	78,269
Bitauto Holdings, Ltd. ADR (a) (b)	2,553	81,185
Blucora, Inc. (a)	3,642	80,488
Box, Inc. Class A (a)	3,839	81,080
Carbonite, Inc. (a)	3,414	85,691
Cloudera, Inc. (a) (b)	4,697	77,594
Envestnet, Inc. (a)	1,562	77,866
Facebook, Inc. Class A (a)	443	78,172
GrubHub, Inc. (a) (b)	1,107	79,482
Hortonworks, Inc. (a)	3,900	78,429
LogMeIn, Inc.	654	74,883
Mimecast, Ltd. (a)	2,904	83,258
Momo, Inc. ADR (a)	3,191	78,116
MuleSoft, Inc. Class A (a) (b)	3,437	79,945
New Relic, Inc. (a)	1,376	79,491
Okta, Inc. (a)	3,034	77,701
Pandora Media, Inc. (a)	15,554	74,970
Q2 Holdings, Inc. (a)	2,048	75,469
Quotient Technology, Inc. (a)	6,728	79,054
Shopify, Inc. Class A (a)	766	77,366
SINA Corp. (a)	793	79,546
SPS Commerce, Inc. (a)	1,648	80,076
Trade Desk, Inc. Class A (a)	1,590	72,711
TrueCar, Inc. (a)	6,965	78,008
Twilio, Inc. Class A (a) (b)	3,077	72,617
Twitter, Inc. (a)	3,648	87,588
Weibo Corp. ADR (a)	763	78,940
Wix.com, Ltd. (a)	1,373	79,016
Yelp, Inc. (a)	1,869	78,423
YY, Inc. ADR (a)	711	80,386

		2,517,847

IT SERVICES — 9.2%
Accenture PLC Class A	515	78,841
DXC Technology Co.	832	78,957
EPAM Systems, Inc. (a)	735	78,961
International Business Machines Corp.	514	78,858
Jack Henry & Associates, Inc.	680	79,533
Sabre Corp. (b)	3,980	81,590
Teradata Corp. (a) (b)	2,032	78,151
Travelport Worldwide, Ltd.	6,053	79,113
Virtusa Corp. (a)	1,752	77,228

		711,232

PROFESSIONAL SERVICES — 1.0%
IHS Markit, Ltd. (a)	1,757	79,329

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.3%
Cavium, Inc. (a)	921	77,207
FormFactor, Inc. (a)	5,286	82,726
Ichor Holdings, Ltd. (a)	3,334	82,016
MaxLinear, Inc. (a)	3,131	82,721
Micron Technology, Inc. (a)	1,880	77,306
MKS Instruments, Inc.	844	79,758
NVIDIA Corp.	419	81,077
Qorvo, Inc. (a)	1,175	78,255
Silicon Motion Technology Corp. ADR (b)	1,513	80,128

		721,194

SOFTWARE — 29.5%
ACI Worldwide, Inc. (a)	3,513	79,640
Atlassian Corp. PLC Class A (a) (b)	1,719	78,249
CA, Inc.	2,369	78,840
Check Point Software Technologies, Ltd. (a)	743	76,990
Cheetah Mobile, Inc. ADR (a) (b)	6,970	84,197
Citrix Systems, Inc. (a)	907	79,816
CyberArk Software, Ltd. (a)	1,792	74,171
Ebix, Inc. (b)	1,011	80,122
Ellie Mae, Inc. (a) (b)	857	76,616
Everbridge, Inc. (a)	2,964	88,090
Fair Isaac Corp.	501	76,753
FireEye, Inc. (a)	5,666	80,457
Globant SA (a) (b)	1,886	87,623
Guidewire Software, Inc. (a)	1,059	78,641
Imperva, Inc. (a)	1,938	76,939
Paycom Software, Inc. (a)	995	79,928
Paylocity Holding Corp. (a)	1,689	79,653
Proofpoint, Inc. (a) (b)	900	79,929
Qualys, Inc. (a)	1,379	81,844
RealPage, Inc. (a)	1,776	78,677
Snap, Inc. Class A (a)	4,883	71,341
Splunk, Inc. (a)	983	81,432
SS&C Technologies Holdings, Inc.	1,905	77,114
Symantec Corp.	2,761	77,474
Tableau Software, Inc. Class A (a)	1,128	78,057
Talend SAADR (a)	1,870	70,088
TiVo Corp.	5,301	82,695
Varonis Systems, Inc. (a)	1,638	79,525
VMware, Inc. Class A (a) (b)	649	81,333

		2,296,234

See accompanying notes to financial statements.

22

SPDR FactSet Innovative Technology ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.8%
Apple, Inc.	459	$77,676
Diebold Nixdorf, Inc. (b)	4,329	70,779
Hewlett Packard Enterprise Co.	5,519	79,253
Pure Storage, Inc. Class A (a)	4,672	74,098
Western Digital Corp.	932	74,122

		375,928

THRIFTS & MORTGAGE FINANCE — 1.1%
LendingTree, Inc. (a)	243	82,729

TOTAL COMMON STOCKS (Cost $6,909,708)		7,766,866

SHORT-TERM INVESTMENTS — 6.3%
State Street Navigator Securities Lending Government Money Market Portfolio 0.00% (c) (d) (Cost $490,996)	490,996	490,996

TOTAL INVESTMENTS — 106.2% (Cost $7,400,704)		8,257,862
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.2)%		(480,126)

NET ASSETS — 100.0%		$7,777,736

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Communications Equipment	$616,849	$—	$—	$616,849
Electronic Equipment, Instruments & Components	63,387	—	—	63,387
Health Care Technology	77,061	—	—	77,061
Household Durables	73,283	—	—	73,283
Internet & Catalog Retail	151,793	—	—	151,793
Internet Software & Services	2,517,847	—	—	2,517,847
IT Services	711,232	—	—	711,232
Professional Services	79,329	—	—	79,329
Semiconductors & Semiconductor Equipment	721,194	—	—	721,194
Software	2,296,234	—	—	2,296,234
Technology Hardware, Storage & Peripherals	375,928	—	—	375,928
Thrifts & Mortgage Finance	82,729	—	—	82,729
Short-Term Investments	490,996	—	—	490,996

TOTAL INVESTMENTS	$8,257,862	$—	$—	$8,257,862

See accompanying notes to financial statements.

23

SPDR FactSet Innovative Technology ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,520	$8,520	$277,806	$286,326	$—	$—	—	$—	$82
State Street Navigator Securities Lending Government Money Market Portfolio	498,534	498,534	3,896,033	3,903,601	—	—	490,996	490,996	5,128

TOTAL		$507,054	$4,173,839	$4,189,927	$—	$—		490,996	$5,210

See accompanying notes to financial statements.

24

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUSTRALIA — 1.2%
BHP Billiton, Ltd.	26,205	$606,074
National Australia Bank, Ltd.	23,822	550,959

		1,157,033

BELGIUM — 0.6%
Anheuser-Busch InBev SA	4,743	530,412

BRAZIL — 0.6%
Petroleo Brasileiro SA Preference Shares (a)	3,200	15,532
Petroleo Brasileiro SA Preference Shares ADR (a)	59,459	584,482

		600,014

CANADA — 1.4%
Potash Corp. of Saskatchewan, Inc.	32,501	668,723
Royal Bank of Canada	7,781	637,471

		1,306,194

CHINA — 4.6%
Alibaba Group Holding, Ltd. ADR (a)	3,411	588,159
China Construction Bank Corp. Class H	669,461	616,596
China Mobile, Ltd.	55,021	557,790
China Petroleum & Chemical Corp. Class H	738,744	541,492
Industrial & Commercial Bank of China, Ltd. Class H	780,016	627,621
PetroChina Co., Ltd. Class H	899,431	627,058
Tencent Holdings, Ltd.	14,127	733,701

		4,292,417

DENMARK — 0.5%
Vestas Wind Systems A/S	6,368	440,391

FINLAND — 0.6%
Sampo Oyj Class A	11,018	605,953

FRANCE — 5.7%
Air Liquide SA	5,107	644,218
BNP Paribas SA	7,616	569,294
Carrefour SA	28,555	618,571
Cie de Saint-Gobain	10,225	564,551
Engie SA	32,524	559,851
LVMH Moet Hennessy Louis Vuitton SE	2,181	642,689
Societe Generale SA	10,356	535,348
TOTAL SA	11,076	612,401
Vinci SA	6,070	620,646

		5,367,569

GERMANY — 4.6%
Allianz SE	2,663	612,366
BASF SE	5,684	626,157
Daimler AG	7,400	629,123
Deutsche Bank AG	35,962	685,533
E.ON SE	50,070	544,784
SAP SE	5,299	594,626
Siemens AG	4,273	595,968

		4,288,557

HONG KONG — 0.6%
CLP Holdings, Ltd.	55,334	565,918

INDIA — 1.4%
Infosys, Ltd. ADR (b)	40,890	663,236
Reliance Industries, Ltd. GDR (c)	14,811	422,854
Reliance Industries, Ltd.	15,768	227,537

		1,313,627

ITALY — 1.2%
Assicurazioni Generali SpA	32,067	585,292
UniCredit SpA (a)	28,674	536,447

		1,121,739

JAPAN — 10.2%
Bridgestone Corp.	13,249	616,052
Canon, Inc.	16,721	623,420
Honda Motor Co., Ltd.	20,375	698,520
Komatsu, Ltd.	19,973	723,035
Mitsubishi Corp.	24,701	682,594
Mitsubishi UFJ Financial Group, Inc.	95,247	698,732
Mitsui & Co., Ltd.	38,451	625,319
Mizuho Financial Group, Inc.	335,441	609,243
Nippon Steel & Sumitomo Metal Corp.	23,900	613,359
Panasonic Corp.	42,444	621,495
Seven & i Holdings Co., Ltd.	14,596	606,774
SoftBank Group Corp.	7,430	588,332
Sony Corp.	14,447	651,878
Takeda Pharmaceutical Co., Ltd.	10,309	585,778
Toyota Motor Corp.	9,974	638,637

		9,583,168

LUXEMBOURG — 0.7%
ArcelorMittal (a)	21,532	701,075

MEXICO — 0.6%
America Movil SAB de CV Series L	632,063	547,569

NETHERLANDS — 0.7%
Royal Dutch Shell PLC Class A	20,858	695,911

RUSSIA — 0.7%
Gazprom PJSC ADR	138,786	612,046

SOUTH AFRICA — 1.5%
MTN Group, Ltd.	61,126	674,460
Naspers, Ltd. Class N	2,605	726,159

		1,400,619

SOUTH KOREA — 0.7%
Samsung Electronics Co., Ltd.	22	52,362
Samsung Electronics Co., Ltd. GDR	486	582,228

		634,590

SPAIN — 1.8%
Banco Bilbao Vizcaya Argentaria SA	66,870	571,076
Banco Santander SA	90,429	594,949
Telefonica SA	53,558	522,539

		1,688,564

SWEDEN — 0.7%
Telefonaktiebolaget LM Ericsson Class B	99,897	657,033

SWITZERLAND — 4.0%
ABB, Ltd.	24,023	643,900
Credit Suisse Group AG (a)	39,121	698,518
Nestle SA	6,776	582,687
Novartis AG	6,747	570,501

See accompanying notes to financial statements.

25

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Roche Holding AG	2,234	$565,091
UBS Group AG (a)	35,124	646,613

		3,707,310

TAIWAN — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,000	15,424
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,823	587,732

		603,156

UNITED KINGDOM — 6.6%
Anglo American PLC	31,741	665,319
AstraZeneca PLC	9,131	632,544
BAE Systems PLC	72,959	565,524
BP PLC	99,591	704,190
GlaxoSmithKline PLC	29,276	523,751
HSBC Holdings PLC	59,966	622,101
National Grid PLC	44,888	531,380
Rio Tinto PLC	12,148	647,797
Tesco PLC	232,964	659,435
Vodafone Group PLC	204,626	650,498

		6,202,539

UNITED STATES — 48.0%
3M Co.	2,814	662,331
Abbott Laboratories	11,096	633,249
Accenture PLC Class A	4,304	658,899
Alphabet, Inc. Class A (a)	308	324,447
Alphabet, Inc. Class C (a)	309	323,338
Amazon.com, Inc. (a)	597	698,174
American Express Co.	6,823	677,592
American International Group, Inc.	9,668	576,019
Amgen, Inc.	3,157	549,002
Apple, Inc.	3,644	616,674
Arconic, Inc.	23,581	642,582
AT&T, Inc.	16,275	632,772
Bank of America Corp.	25,184	743,432
Bank of New York Mellon Corp.	11,505	619,659
Baxter International, Inc.	9,145	591,133
Berkshire Hathaway, Inc. Class B (a)	3,274	648,972
Boeing Co.	2,410	710,733
Carnival Corp.	8,847	587,175
Caterpillar, Inc.	4,874	768,045
Chevron Corp.	5,166	646,732
Cisco Systems, Inc.	18,317	701,541
Coca-Cola Co.	12,459	571,619
Colgate-Palmolive Co.	8,026	605,562
ConocoPhillips	13,041	715,821
CVS Health Corp.	7,217	523,233
Deere & Co.	4,891	765,490
Duke Energy Corp.	6,583	553,696
eBay, Inc. (a)	15,310	577,799
Express Scripts Holding Co. (a)	9,148	682,807
Exxon Mobil Corp.	7,317	611,994
Facebook, Inc. Class A (a)	3,371	594,847
FedEx Corp.	2,740	683,740
General Electric Co.	24,161	421,609
Gilead Sciences, Inc.	6,813	488,083
Goldman Sachs Group, Inc.	2,644	673,585
Home Depot, Inc.	3,581	678,707
Honeywell International, Inc.	4,221	647,333
HP, Inc.	30,149	633,431
Intel Corp.	16,436	758,686
International Business Machines Corp.	4,009	615,061
Johnson & Johnson	4,371	610,716
JPMorgan Chase & Co.	6,556	701,099
McDonald’s Corp.	3,609	621,181
Medtronic PLC	7,065	570,499
Merck & Co., Inc.	8,961	504,235
Microsoft Corp.	7,838	670,463
Mondelez International, Inc. Class A	14,213	608,316
Monsanto Co.	4,916	574,090
NextEra Energy, Inc.	3,898	608,829
NIKE, Inc. Class B	11,037	690,364
Pfizer, Inc.	16,963	614,400
Philip Morris International, Inc.	4,924	520,221
Priceline Group, Inc. (a)	314	545,650
Procter & Gamble Co.	6,240	573,331
QUALCOMM, Inc.	11,610	743,272
Schlumberger, Ltd.	8,876	598,154
Simon Property Group, Inc. REIT	3,596	617,577
Southwest Airlines Co.	10,942	716,154
Starbucks Corp.	10,817	621,220
Time Warner, Inc.	5,749	525,861
Travelers Cos., Inc.	4,798	650,801
Twenty-First Century Fox, Inc. Class A	22,412	773,886
Union Pacific Corp.	5,429	728,029
United Parcel Service, Inc. Class B	4,973	592,533
United Technologies Corp.	5,292	675,100
UnitedHealth Group, Inc.	2,934	646,830
Verizon Communications, Inc.	12,503	661,784
Visa, Inc. Class A	5,502	627,338
Wal-Mart Stores, Inc.	7,319	722,751
Walt Disney Co.	5,922	636,674
Wells Fargo & Co.	11,677	708,444
Williams Cos., Inc.	19,419	592,085

		45,067,491

TOTAL COMMON STOCKS (Cost $75,263,785)		93,690,895

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e)	36,573	36,573
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	8,332	8,332

TOTAL SHORT-TERM INVESTMENTS (Cost $44,905)		44,905

TOTAL INVESTMENTS — 99.9% (Cost $75,308,690)		93,735,800
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		127,178

NET ASSETS — 100.0%		$93,862,978

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.

See accompanying notes to financial statements.

26

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.
(f)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,157,033	$—	$—	$1,157,033
Belgium	530,412	—	—	530,412
Brazil	600,014	—	—	600,014
Canada	1,306,194	—	—	1,306,194
China	4,292,417	—	—	4,292,417
Denmark	440,391	—	—	440,391
Finland	605,953	—	—	605,953
France	5,367,569	—	—	5,367,569
Germany	4,288,557	—	—	4,288,557
Hong Kong	565,918	—	—	565,918
India	1,313,627	—	—	1,313,627
Italy	1,121,739	—	—	1,121,739
Japan	9,583,168	—	—	9,583,168
Luxembourg	701,075	—	—	701,075
Mexico	547,569	—	—	547,569
Netherlands	695,911	—	—	695,911
Russia	612,046	—	—	612,046
South Africa	1,400,619	—	—	1,400,619
South Korea	634,590	—	—	634,590
Spain	1,688,564	—	—	1,688,564
Sweden	657,033	—	—	657,033
Switzerland	3,707,310	—	—	3,707,310
Taiwan	603,156	—	—	603,156
United Kingdom	6,202,539	—	—	6,202,539
United States	45,067,491	—	—	45,067,491
Short-Term Investments	44,905	—	—	44,905

TOTAL INVESTMENTS	$93,735,800	$—	$—	$93,735,800

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	33,737	$33,737	$3,512,988	$3,510,152	$—	$—	36,573	$36,573	$573
State Street Navigator Securities Lending Government Money Market Portfolio	599,627	599,627	7,437,296	8,028,591	—	—	8,332	8,332	3,134

TOTAL		$633,364	$10,950,284	$11,538,743	$—	$—		$44,905	$3,707

See accompanying notes to financial statements.

27

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 3.0%
Arconic, Inc.	798	$21,746
Boeing Co.	380	112,066
General Dynamics Corp.	1,723	350,544
Huntington Ingalls Industries, Inc.	236	55,625
L3 Technologies, Inc.	255	50,452
Lockheed Martin Corp.	1,089	349,623
Northrop Grumman Corp.	1,845	566,249
Raytheon Co.	2,727	512,267
Rockwell Collins, Inc.	113	15,325
Spirit AeroSystems Holdings, Inc. Class A	139	12,128
Textron, Inc.	394	22,297
TransDigm Group, Inc.	18	4,943
United Technologies Corp.	930	118,640

		2,191,905

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	1,879	167,400
Expeditors International of Washington, Inc.	2,854	184,625
FedEx Corp.	319	79,603
United Parcel Service, Inc. Class B	1,438	171,338

		602,966

AIRLINES — 0.2%
American Airlines Group, Inc.	376	19,563
Delta Air Lines, Inc.	334	18,704
Southwest Airlines Co.	802	52,491
United Continental Holdings, Inc. (a)	314	21,164

		111,922

AUTO COMPONENTS — 0.3%
Aptiv PLC	1,323	112,230
Autoliv, Inc.	121	15,377
BorgWarner, Inc.	318	16,247
Goodyear Tire & Rubber Co.	888	28,691
Lear Corp.	378	66,777

		239,322

AUTOMOBILES — 0.5%
Ford Motor Co.	13,817	172,574
General Motors Co.	4,440	181,996
Harley-Davidson, Inc.	236	12,008
Tesla, Inc. (a) (b)	13	4,047

		370,625

BANKS — 4.5%
Bank of America Corp.	18,843	556,245
BB&T Corp.	1,566	77,861
CIT Group, Inc.	371	18,264
Citigroup, Inc.	7,090	527,567
Citizens Financial Group, Inc.	1,163	48,823
Comerica, Inc.	274	23,786
East West Bancorp, Inc.	185	11,254
Fifth Third Bancorp	1,777	53,914
First Republic Bank	170	14,729
Huntington Bancshares, Inc.	1,789	26,048
JPMorgan Chase & Co.	6,743	721,096
KeyCorp	1,756	35,418
M&T Bank Corp.	211	36,079
People’s United Financial, Inc.	673	12,585
PNC Financial Services Group, Inc.	931	134,334
Regions Financial Corp.	2,646	45,723
Signature Bank (a)	73	10,020
SunTrust Banks, Inc.	1,029	66,463
SVB Financial Group (a)	55	12,857
US Bancorp	3,515	188,334
Wells Fargo & Co.	10,092	612,282
Zions Bancorp	361	18,350

		3,252,032

BEVERAGES — 3.0%
Brown-Forman Corp. Class B	1,339	91,949
Coca-Cola Co.	9,815	450,312
Constellation Brands, Inc. Class A	566	129,371
Dr. Pepper Snapple Group, Inc.	2,485	241,194
Molson Coors Brewing Co. Class B	264	21,667
Monster Beverage Corp. (a)	1,684	106,580
PepsiCo, Inc.	9,301	1,115,376

		2,156,449

BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	704	68,084
Alexion Pharmaceuticals, Inc. (a)	115	13,753
Alkermes PLC (a)	19	1,040
Alnylam Pharmaceuticals, Inc. (a)	6	762
Amgen, Inc.	658	114,426
Biogen, Inc. (a)	1,074	342,144
BioMarin Pharmaceutical, Inc. (a)	35	3,121
Celgene Corp. (a)	327	34,126
Gilead Sciences, Inc.	7,953	569,753
Incyte Corp. (a)	12	1,136
Regeneron Pharmaceuticals, Inc. (a)	334	125,571
Seattle Genetics, Inc. (a)	7	374
TESARO, Inc. (a)	3	249
United Therapeutics Corp. (a)	246	36,396
Vertex Pharmaceuticals, Inc. (a)	7	1,049

		1,311,984

BUILDING PRODUCTS — 0.2%
Allegion PLC	40	3,182
AO Smith Corp.	705	43,203
Fortune Brands Home & Security, Inc.	106	7,255
Johnson Controls International PLC	1,082	41,235
Lennox International, Inc.	20	4,165
Masco Corp.	280	12,303
Owens Corning	121	11,125

		122,468

CAPITAL MARKETS — 1.7%
Affiliated Managers Group, Inc.	. 56	11,494
Ameriprise Financial, Inc.	163	27,624
Bank of New York Mellon Corp.	1,757	94,632
BlackRock, Inc.	99	50,857
Cboe Global Markets, Inc.	464	57,810
Charles Schwab Corp.	656	33,699
CME Group, Inc.	773	112,897
E*TRADE Financial Corp. (a)	385	19,084
Eaton Vance Corp.	615	34,680
Franklin Resources, Inc.	1,806	78,254
Goldman Sachs Group, Inc.	718	182,918
Intercontinental Exchange, Inc.	454	32,034

See accompanying notes to financial statements.

28

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Invesco, Ltd.	540	$19,732
Moody’s Corp.	82	12,104
Morgan Stanley	1,990	104,415
MSCI, Inc.	36	4,555
Nasdaq, Inc.	117	8,989
Northern Trust Corp.	245	24,473
Raymond James Financial, Inc.	140	12,502
S&P Global, Inc.	77	13,044
SEI Investments Co.	715	51,380
State Street Corp. (c)	491	47,927
T Rowe Price Group, Inc.	1,297	136,094
TD Ameritrade Holding Corp.	1,057	54,044

		1,225,242

CHEMICALS — 2.1%
Air Products & Chemicals, Inc.	187	30,683
Albemarle Corp.	72	9,208
Axalta Coating Systems, Ltd. (a)	120	3,883
Celanese Corp. Series A,	629	67,353
CF Industries Holdings, Inc.	423	17,994
Chemours Co.	84	4,205
DowDuPont, Inc.	1,729	123,139
Eastman Chemical Co.	231	21,400
Ecolab, Inc.	750	100,635
FMC Corp.	87	8,235
International Flavors & Fragrances, Inc.	552	84,241
LyondellBasell Industries NV Class A	2,237	246,786
Monsanto Co.	3,345	390,629
Mosaic Co.	809	20,759
PPG Industries, Inc.	225	26,285
Praxair, Inc.	744	115,082
Sherwin-Williams Co.	577	236,593
WR Grace & Co.	51	3,577

		1,510,687

COMMERCIAL SERVICES & SUPPLIES — 1.1%
Cintas Corp.	373	58,125
Republic Services, Inc.	4,583	309,857
Rollins, Inc.	514	23,916
Stericycle, Inc. (a)	67	4,555
Waste Connections, Inc.	599	42,493
Waste Management, Inc.	4,172	360,044

		798,990

COMMUNICATIONS EQUIPMENT — 1.0%
Arista Networks, Inc. (a)	18	4,240
Cisco Systems, Inc.	10,259	392,920
CommScope Holding Co., Inc. (a)	148	5,599
F5 Networks, Inc. (a)	705	92,510
Harris Corp.	882	124,935
Juniper Networks, Inc.	425	12,113
Motorola Solutions, Inc.	956	86,365
Palo Alto Networks, Inc. (a)	14	2,029

		720,711

CONSTRUCTION & ENGINEERING — 0.0% (d)
Fluor Corp.	349	18,026
Jacobs Engineering Group, Inc.	209	13,786

		31,812

CONSTRUCTION MATERIALS — 0.0% (d)
Martin Marietta Materials, Inc.	38	8,399
Vulcan Materials Co.	72	9,243

		17,642

CONSUMER FINANCE — 0.5%
Ally Financial, Inc.	984	28,694
American Express Co.	935	92,855
Capital One Financial Corp.	1,155	115,015
Discover Financial Services	685	52,690
Synchrony Financial	1,220	47,104

		336,358

CONTAINERS & PACKAGING — 0.2%
Avery Dennison Corp.	532	61,106
Ball Corp.	251	9,500
Crown Holdings, Inc. (a)	178	10,012
International Paper Co.	521	30,187
Packaging Corp. of America	91	10,970
Sealed Air Corp.	194	9,564
WestRock Co.	393	24,842

		156,181

DISTRIBUTORS — 0.2%
Genuine Parts Co.	1,100	104,511
LKQ Corp. (a)	344	13,991

		118,502

DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc.	239	6,267

DIVERSIFIED FINANCIAL SERVICES — 0.9%
Berkshire Hathaway, Inc. Class B (a)	2,869	568,693
Leucadia National Corp.	585	15,497
Voya Financial, Inc.	673	33,293

		617,483

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	16,844	654,895
CenturyLink, Inc.	2,659	44,352
Verizon Communications, Inc.	11,986	634,419
Zayo Group Holdings, Inc. (a)	1,112	40,921

		1,374,587

ELECTRIC UTILITIES — 2.3%
Alliant Energy Corp.	814	34,685
American Electric Power Co., Inc.	1,667	122,641
Duke Energy Corp.	4,059	341,402
Edison International	849	53,691
Entergy Corp.	299	24,336
Eversource Energy	1,256	79,354
Exelon Corp.	1,685	66,406
FirstEnergy Corp.	1,211	37,081
NextEra Energy, Inc.	1,592	248,654
OGE Energy Corp.	213	7,010
PG&E Corp.	1,212	54,334
Pinnacle West Capital Corp.	125	10,647
PPL Corp.	1,672	51,748
Southern Co.	5,034	242,085
Westar Energy, Inc.	1,290	68,112
Xcel Energy, Inc.	5,307	255,320

		1,697,506

See accompanying notes to financial statements.

29

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	208	$36,608
AMETEK, Inc.	170	12,320
Eaton Corp. PLC	532	42,033
Emerson Electric Co.	662	46,135
Rockwell Automation, Inc.	634	124,486
Sensata Technologies Holding NV (a)	176	8,995

		270,577

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Amphenol Corp. Class A	3,611	317,046
Arrow Electronics, Inc. (a)	270	21,711
Avnet, Inc.	585	23,178
CDW Corp.	780	54,202
Cognex Corp.	707	43,240
Corning, Inc.	1,350	43,187
Flex, Ltd. (a)	1,177	21,174
FLIR Systems, Inc.	829	38,648
IPG Photonics Corp. (a)	164	35,117
TE Connectivity, Ltd.	1,678	159,477
Trimble, Inc. (a)	142	5,771

		762,751

ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes a GE Co.	730	23,097
Halliburton Co.	885	43,250
Helmerich & Payne, Inc.	165	10,666
National Oilwell Varco, Inc.	734	26,439
Schlumberger, Ltd.	2,581	173,933
TechnipFMC PLC	488	15,279

		292,664

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.4%
Alexandria Real Estate Equities, Inc. REIT	44	5,746
AvalonBay Communities, Inc. REIT	1,233	219,980
Colony NorthStar, Inc. Class A REIT	478	5,454
National Retail Properties, Inc. REIT	1,227	52,920
VEREIT, Inc.	1,268	9,878

		293,978

FOOD & STAPLES RETAILING — 1.9%
Costco Wholesale Corp.	2,556	475,723
CVS Health Corp.	2,664	193,140
Kroger Co.	3,810	104,584
Sysco Corp.	1,920	116,602
Wal-Mart Stores, Inc.	4,045	399,444
Walgreens Boots Alliance, Inc.	1,409	102,321

		1,391,814

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	1,810	72,545
Bunge, Ltd.	489	32,802
Campbell Soup Co.	2,803	134,852
Conagra Brands, Inc.	1,317	49,611
General Mills, Inc.	5,282	313,170
Hershey Co.	975	110,672
Hormel Foods Corp.	2,729	99,308
Ingredion, Inc.	288	40,263
J.M. Smucker Co.	223	27,706
Kellogg Co.	2,297	156,150
Kraft Heinz Co.	499	38,802
McCormick & Co., Inc.	1,464	149,196
Mondelez International, Inc. Class A	1,779	76,141
Tyson Foods, Inc. Class A	652	52,858

		1,354,076

GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	100	8,589
UGI Corp.	192	9,014

		17,603

HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
Abbott Laboratories	1,852	105,694
Align Technology, Inc. (a)	343	76,211
Baxter International, Inc.	2,936	189,783
Becton Dickinson and Co.	1,664	356,177
Boston Scientific Corp. (a)	4,097	101,565
Cooper Cos., Inc.	331	72,118
Danaher Corp.	2,457	228,059
DENTSPLY SIRONA, Inc.	182	11,981
Edwards Lifesciences Corp. (a)	973	109,667
Hologic, Inc. (a)	187	7,994
IDEXX Laboratories, Inc. (a)	17	2,658
Intuitive Surgical, Inc. (a)	1,128	411,652
Medtronic PLC	3,992	322,354
ResMed, Inc.	1,125	95,276
Stryker Corp.	1,397	216,311
Teleflex, Inc.	236	58,722
Varian Medical Systems, Inc. (a)	1,437	159,723
Zimmer Biomet Holdings, Inc.	353	42,597

		2,568,542

HEALTH CARE PROVIDERS & SERVICES — 2.8%
Aetna, Inc.	732	132,045
AmerisourceBergen Corp.	736	67,580
Anthem, Inc.	742	166,957
Cardinal Health, Inc.	1,461	89,515
Centene Corp. (a)	268	27,036
Cigna Corp.	768	155,973
DaVita, Inc. (a)	243	17,557
Envision Healthcare Corp. (a)	628	21,704
Express Scripts Holding Co. (a)	1,611	120,245
HCA Healthcare, Inc. (a)	557	48,927
Henry Schein, Inc. (a)	1,780	124,386
Humana, Inc.	540	133,958
Laboratory Corp. of America Holdings (a)	857	136,700
McKesson Corp.	1,731	269,949
Quest Diagnostics, Inc.	694	68,352
UnitedHealth Group, Inc.	1,828	403,001
Universal Health Services, Inc. Class B	333	37,746

		2,021,631

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	1,491	100,478
Veeva Systems, Inc. Class A (a)	9	498

		100,976

HOTELS, RESTAURANTS & LEISURE — 2.0%
Aramark	2,046	87,446
Carnival Corp.	383	25,420

See accompanying notes to financial statements.

30

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Chipotle Mexican Grill, Inc. (a)	20	$5,781
Darden Restaurants, Inc.	1,247	119,737
Domino’s Pizza, Inc.	17	3,212
Hilton Worldwide Holdings, Inc.	176	14,055
Las Vegas Sands Corp.	308	21,403
Marriott International, Inc. Class A	172	23,345
McDonald’s Corp.	2,535	436,324
MGM Resorts International	419	13,990
Norwegian Cruise Line Holdings, Ltd. (a)	167	8,893
Royal Caribbean Cruises, Ltd.	171	20,397
Starbucks Corp.	10,369	595,492
Vail Resorts, Inc.	115	24,434
Wyndham Worldwide Corp.	98	11,355
Wynn Resorts, Ltd.	52	8,767
Yum! Brands, Inc.	641	52,312

		1,472,363

HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	353	18,028
Garmin, Ltd.	577	34,372
Leggett & Platt, Inc.	688	32,838
Lennar Corp. Class A	286	18,087
Mohawk Industries, Inc. (a)	59	16,278
Newell Brands, Inc.	711	21,970
NVR, Inc. (a)	25	87,705
PulteGroup, Inc.	462	15,362
Toll Brothers, Inc.	215	10,324
Whirlpool Corp.	130	21,923

		276,887

HOUSEHOLD PRODUCTS — 1.9%
Church & Dwight Co., Inc.	3,702	185,729
Clorox Co.	1,373	204,220
Colgate-Palmolive Co.	1,595	120,343
Kimberly-Clark Corp.	3,338	402,763
Procter & Gamble Co.	5,395	495,692
Spectrum Brands Holdings, Inc.	29	3,260

		1,412,007

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (d)
AES Corp.	1,822	19,732
Vistra Energy Corp. (a)	661	12,110

		31,842

INDUSTRIAL CONGLOMERATES — 2.4%
3M Co.	3,960	932,065
General Electric Co.	12,991	226,693
Honeywell International, Inc.	3,860	591,970
Roper Technologies, Inc.	58	15,022

		1,765,750

INSURANCE — 4.3%
Aflac, Inc.	1,555	136,498
Alleghany Corp. (a)	170	101,335
Allstate Corp.	2,230	233,503
American Financial Group, Inc.	96	10,420
American International Group, Inc.	2,244	133,697
Aon PLC	716	95,944
Arch Capital Group, Ltd. (a)	2,565	232,825
Arthur J Gallagher & Co.	179	11,327
Assurant, Inc.	111	11,193
Athene Holding, Ltd. Class A (a)	901	46,591
Axis Capital Holdings, Ltd.	1,265	63,579
Brighthouse Financial, Inc. (a)	680	39,875
Chubb, Ltd.	2,338	341,652
Cincinnati Financial Corp.	733	54,953
Everest Re Group, Ltd.	385	85,185
FNF Group	1,140	44,734
Hartford Financial Services Group, Inc.	736	41,422
Lincoln National Corp.	421	32,362
Loews Corp.	527	26,366
Markel Corp. (a)	165	187,956
Marsh & McLennan Cos., Inc.	4,240	345,094
MetLife, Inc.	2,076	104,963
Principal Financial Group, Inc.	367	25,896
Progressive Corp.	2,031	114,386
Prudential Financial, Inc.	906	104,172
Reinsurance Group of America, Inc.	145	22,610
RenaissanceRe Holdings, Ltd.	903	113,408
Torchmark Corp.	131	11,883
Travelers Cos., Inc.	1,450	196,678
Unum Group	457	25,085
Willis Towers Watson PLC	134	20,192
WR Berkley Corp.	1,433	102,674
XL Group, Ltd.	519	18,248

		3,136,706

INTERNET & CATALOG RETAIL — 0.7%
Amazon.com, Inc. (a)	76	88,880
Expedia, Inc.	79	9,462
Liberty Interactive Corp. QVC Group Class A (a)	696	16,996
Netflix, Inc. (a)	129	24,763
Priceline Group, Inc. (a)	226	392,729
TripAdvisor, Inc. (a)	67	2,309

		535,139

INTERNET SOFTWARE & SERVICES — 3.0%
Akamai Technologies, Inc. (a)	155	10,081
Alphabet, Inc. Class C (a)	739	773,290
Alphabet, Inc. Class A (a)	827	871,162
CoStar Group, Inc. (a)	10	2,970
eBay, Inc. (a)	3,122	117,824
Facebook, Inc. Class A (a)	1,681	296,629
IAC/InterActiveCorp (a)	36	4,402
MercadoLibre, Inc.	181	56,953
Twitter, Inc. (a)	171	4,106
VeriSign, Inc. (a)	744	85,143
Zillow Group, Inc. (a)	39	1,596

		2,224,156

IT SERVICES — 8.7%
Accenture PLC Class A	5,779	884,707
Alliance Data Systems Corp.	43	10,900
Automatic Data Processing, Inc.	3,898	456,807
Broadridge Financial Solutions, Inc.	2,645	239,584
Cognizant Technology Solutions Corp. Class A	446	31,675
DXC Technology Co.	177	16,797
Fidelity National Information Services, Inc.	2,310	217,348
First Data Corp. Class A (a)	189	3,158

See accompanying notes to financial statements.

31

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Fiserv, Inc. (a)	2,951	$386,965
FleetCor Technologies, Inc. (a)	57	10,969
Gartner, Inc. (a)	756	93,101
Global Payments, Inc.	76	7,618
International Business Machines Corp.	6,450	989,559
Jack Henry & Associates, Inc.	1,941	227,019
Leidos Holdings, Inc.	155	10,008
Mastercard, Inc. Class A	6,970	1,054,979
Paychex, Inc.	4,985	339,379
PayPal Holdings, Inc. (a)	413	30,405
Sabre Corp.	214	4,387
Square, Inc. Class A (a)	10	347
Total System Services, Inc.	103	8,146
Vantiv, Inc. Class A (a)	1,312	96,498
Visa, Inc. Class A	10,956	1,249,203
Western Union Co.	532	10,113

		6,379,672

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	532	48,353
Mattel, Inc. (b)	412	6,337
Polaris Industries, Inc.	76	9,423

		64,113

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	208	13,930
Illumina, Inc. (a)	43	9,395
IQVIA Holdings, Inc. (a)	307	30,055
Mettler-Toledo International, Inc. (a)	131	81,157
Thermo Fisher Scientific, Inc.	714	135,574
Waters Corp. (a)	446	86,163

		356,274

MACHINERY — 1.2%
AGCO Corp.	111	7,929
Caterpillar, Inc.	499	78,632
Cummins, Inc.	815	143,962
Deere & Co.	317	49,614
Dover Corp.	165	16,663
Flowserve Corp.	133	5,603
Fortive Corp.	1,285	92,970
IDEX Corp.	51	6,731
Illinois Tool Works, Inc.	1,469	245,103
Ingersoll-Rand PLC	245	21,852
Middleby Corp. (a)	267	36,032
PACCAR, Inc.	477	33,905
Parker-Hannifin Corp.	123	24,548
Pentair PLC	168	11,864
Snap-on, Inc.	298	51,941
Stanley Black & Decker, Inc.	152	25,793
WABCO Holdings, Inc. (a)	236	33,866
Wabtec Corp.	75	6,107
Xylem, Inc.	146	9,957

		903,072

MEDIA — 3.0%
CBS Corp. Class B	1,843	108,737
Charter Communications, Inc. Class A (a)	363	121,954
Comcast Corp. Class A	9,766	391,128
Discovery Communications, Inc. Class A (a)	201	4,498
Discovery Communications, Inc. Class C (a)	398	8,426
DISH Network Corp. Class A (a)	179	8,547
Interpublic Group of Cos., Inc.	2,064	41,610
Liberty Broadband Corp. Class C (a)	426	36,278
Liberty Global PLC Class A (a)	323	11,576
Liberty Global PLC Series C, (a)	831	28,121
Liberty Media Corp.-Liberty Formula One Class C (a)	92	3,143
Liberty Media Corp.-Liberty SiriusXM Class A (a)	92	3,649
Liberty Media Corp.-Liberty SiriusXM Class C (a)	178	7,059
Live Nation Entertainment, Inc. (a)	86	3,661
News Corp. Class A	813	13,179
Omnicom Group, Inc.	1,648	120,024
Scripps Networks Interactive, Inc. Class A	119	10,160
Sirius XM Holdings, Inc. (b)	627	3,361
Time Warner, Inc.	2,416	220,992
Twenty-First Century Fox, Inc. Class A	1,142	39,433
Twenty-First Century Fox, Inc. Class B	436	14,876
Viacom, Inc. Class B	1,639	50,498
Walt Disney Co.	8,845	950,926

		2,201,836

METALS & MINING — 0.6%
Freeport-McMoRan, Inc. (a)	1,443	27,359
Newmont Mining Corp.	9,334	350,212
Nucor Corp.	400	25,432
Steel Dynamics, Inc.	263	11,343

		414,346

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.2%
AGNC Investment Corp. REIT	7,663	154,716

MULTI-UTILITIES — 1.2%
Ameren Corp.	292	17,225
CenterPoint Energy, Inc.	369	10,465
CMS Energy Corp.	1,343	63,524
Consolidated Edison, Inc.	3,904	331,645
Dominion Energy, Inc.	2,423	196,408
DTE Energy Co.	342	37,435
NiSource, Inc.	392	10,063
Public Service Enterprise Group, Inc.	754	38,831
SCANA Corp.	183	7,280
Sempra Energy	269	28,761
WEC Energy Group, Inc.	2,309	153,387

		895,024

MULTILINE RETAIL — 0.5%
Dollar General Corp.	1,696	157,745
Dollar Tree, Inc. (a)	229	24,574
Kohl’s Corp.	645	34,979
Macy’s, Inc.	1,712	43,125
Nordstrom, Inc.	827	39,183
Target Corp.	1,267	82,672

		382,278

OIL, GAS & CONSUMABLE FUELS — 3.1%
Anadarko Petroleum Corp.	512	27,464
Andeavor	317	36,246
Antero Resources Corp. (a)	333	6,327
Apache Corp.	754	31,834

See accompanying notes to financial statements.

32

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Cabot Oil & Gas Corp.	212	$6,063
Cheniere Energy, Inc. (a)	5	269
Chevron Corp.	3,982	498,507
Cimarex Energy Co.	55	6,711
Concho Resources, Inc. (a)	111	16,674
ConocoPhillips	1,514	83,103
Continental Resources, Inc. (a)	70	3,708
Devon Energy Corp.	587	24,302
Diamondback Energy, Inc. (a)	41	5,176
EOG Resources, Inc.	374	40,358
EQT Corp.	147	8,367
Exxon Mobil Corp.	10,094	844,262
Hess Corp.	302	14,336
HollyFrontier Corp.	349	17,876
Kinder Morgan, Inc.	3,346	60,462
Marathon Oil Corp.	1,548	26,208
Marathon Petroleum Corp.	1,237	81,617
Newfield Exploration Co. (a)	116	3,657
Noble Energy, Inc.	493	14,366
Occidental Petroleum Corp.	1,373	101,135
ONEOK, Inc.	162	8,659
Parsley Energy, Inc. Class A (a)	110	3,238
Phillips 66	1,030	104,185
Pioneer Natural Resources Co.	98	16,939
Plains GP Holdings L.P. Class A	1,034	22,696
Range Resources Corp.	295	5,033
Targa Resources Corp.	211	10,217
Valero Energy Corp.	1,294	118,932
Williams Cos., Inc.	614	18,721

		2,267,648

PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	270	5,370
Estee Lauder Cos., Inc. Class A	1,059	134,747

		140,117

PHARMACEUTICALS — 4.9%
Allergan PLC	526	86,043
Bristol-Myers Squibb Co.	8,022	491,588
Eli Lilly & Co.	2,976	251,353
Jazz Pharmaceuticals PLC (a)	33	4,443
Johnson & Johnson	13,084	1,828,097
Merck & Co., Inc.	5,541	311,792
Mylan NV (a)	561	23,736
Perrigo Co. PLC	70	6,101
Pfizer, Inc.	13,857	501,901
Zoetis, Inc.	862	62,098

		3,567,152

PROFESSIONAL SERVICES — 0.2%
Equifax, Inc.	82	9,670
IHS Markit, Ltd. (a)	191	8,624
ManpowerGroup, Inc.	148	18,664
Nielsen Holdings PLC	330	12,012
Robert Half International, Inc.	804	44,654
TransUnion (a)	51	2,803
Verisk Analytics, Inc. (a)	619	59,424

		155,851

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.9%
American Tower Corp. REIT	381	54,357
Annaly Capital Management, Inc. REIT	19,585	232,866
Boston Properties, Inc. REIT	206	26,786
Brixmor Property Group, Inc. REIT	322	6,008
Camden Property Trust REIT	1,183	108,907
Crown Castle International Corp. REIT	1,959	217,469
Digital Realty Trust, Inc. REIT	569	64,809
Duke Realty Corp. REIT	267	7,265
Equinix, Inc. REIT	140	63,451
Equity Residential REIT	2,281	145,459
Essex Property Trust, Inc. REIT	367	88,583
Extra Space Storage, Inc. REIT	203	17,752
Federal Realty Investment Trust REIT	606	80,483
GGP, Inc. REIT	490	11,461
HCP, Inc. REIT	400	10,432
Host Hotels & Resorts, Inc. REIT	879	17,448
Invitation Homes, Inc. REIT	819	19,304
Iron Mountain, Inc. REIT	172	6,489
Kimco Realty Corp. REIT	565	10,255
Liberty Property Trust REIT	126	5,419
Macerich Co. REIT	149	9,786
Mid-America Apartment Communities, Inc. REIT	619	62,247
Prologis, Inc. REIT	449	28,965
Public Storage REIT	1,542	322,278
Realty Income Corp. REIT	2,455	139,984
Regency Centers Corp. REIT	359	24,836
SBA Communications Corp. REIT (a)	21	3,431
Simon Property Group, Inc. REIT	170	29,196
SL Green Realty Corp. REIT	113	11,405
UDR, Inc. REIT	3,114	119,951
Ventas, Inc. REIT	966	57,970
Vornado Realty Trust REIT	115	8,991
Welltower, Inc. REIT	1,286	82,008
Weyerhaeuser Co. REIT	545	19,217

		2,115,268

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
CBRE Group, Inc. Class A (a)	344	14,899
Jones Lang LaSalle, Inc.	79	11,765

		26,664

ROAD & RAIL — 1.0%
AMERCO	5	1,890
CSX Corp.	715	39,332
JB Hunt Transport Services, Inc.	480	55,190
Kansas City Southern	105	11,048
Knight-Swift Transportation Holdings, Inc.	167	7,301
Norfolk Southern Corp.	307	44,484
Old Dominion Freight Line, Inc.	280	36,834
Union Pacific Corp.	3,694	495,366

		691,445

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.4%
Advanced Micro Devices, Inc. (a) (b)	216	2,220
Analog Devices, Inc.	203	18,073
Applied Materials, Inc.	5,193	265,466
Broadcom, Ltd.	133	34,168
Intel Corp.	25,683	1,185,527
KLA-Tencor Corp.	810	85,107
Lam Research Corp.	98	18,039

See accompanying notes to financial statements.

33

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Marvell Technology Group, Ltd.	300	$6,441
Maxim Integrated Products, Inc.	1,245	65,089
Microchip Technology, Inc.	93	8,173
Micron Technology, Inc. (a)	1,017	41,819
NVIDIA Corp.	2,832	547,992
Qorvo, Inc. (a)	87	5,794
QUALCOMM, Inc.	1,578	101,024
Skyworks Solutions, Inc.	949	90,107
Texas Instruments, Inc.	6,254	653,168
Xilinx, Inc.	1,300	87,646

		3,215,853

SOFTWARE — 4.3%
Activision Blizzard, Inc.	338	21,402
Adobe Systems, Inc. (a)	95	16,648
ANSYS, Inc. (a)	984	145,229
Autodesk, Inc. (a)	7	734
CA, Inc.	382	12,713
Cadence Design Systems, Inc. (a)	2,136	89,328
CDK Global, Inc.	344	24,520
Citrix Systems, Inc. (a)	720	63,360
Dell Technologies, Inc. Class V (a)	1,678	136,388
Electronic Arts, Inc. (a)	469	49,273
Fortinet, Inc. (a)	34	1,485
Intuit, Inc.	1,953	308,144
Microsoft Corp.	20,059	1,715,847
Oracle Corp.	5,128	242,452
Red Hat, Inc. (a)	38	4,564
salesforce.com, Inc. (a)	432	44,163
ServiceNow, Inc. (a)	1	130
Splunk, Inc. (a)	17	1,408
SS&C Technologies Holdings, Inc.	91	3,684
Symantec Corp.	415	11,645
Synopsys, Inc. (a)	1,421	121,126
Take-Two Interactive Software, Inc. (a)	15	1,647
VMware, Inc. Class A (a) (b)	765	95,870
Workday, Inc. Class A (a)	15	1,526

		3,113,286

SPECIALTY RETAIL — 3.0%
Advance Auto Parts, Inc.	144	14,355
AutoNation, Inc. (a)	246	12,627
AutoZone, Inc. (a)	158	112,396
Best Buy Co., Inc.	1,721	117,837
CarMax, Inc. (a)	237	15,199
Gap, Inc.	1,540	52,452
Home Depot, Inc.	1,814	343,807
L Brands, Inc.	305	18,367
Lowe’s Cos., Inc.	4,574	425,108
O’Reilly Automotive, Inc. (a)	688	165,492
Ross Stores, Inc.	2,952	236,898
Tiffany & Co.	106	11,019
TJX Cos., Inc.	6,797	519,699
Tractor Supply Co.	770	57,557
Ulta Salon Cosmetics & Fragrance, Inc. (a)	339	75,821

		2,178,634

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.0%
Apple, Inc.	11,580	1,959,683
Hewlett Packard Enterprise Co.	5,410	77,688
HP, Inc.	4,848	101,856
NetApp, Inc.	185	10,234
Seagate Technology PLC	508	21,255
Western Digital Corp.	357	28,392
Xerox Corp.	511	14,896

		2,214,004

TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Hanesbrands, Inc. (b)	395	8,259
lululemon athletica, Inc. (a)	470	36,937
Michael Kors Holdings, Ltd. (a)	968	60,936
NIKE, Inc. Class B	7,045	440,665
PVH Corp.	133	18,249
Ralph Lauren Corp.	135	13,998
Tapestry, Inc.	234	10,350
Under Armour, Inc. Class A (a) (b)	143	2,063
Under Armour, Inc. Class C (a) (b)	105	1,399
VF Corp.	1,768	130,832

		723,688

THRIFTS & MORTGAGE FINANCE — 0.0% (d)
New York Community Bancorp, Inc.	1,020	13,280

TOBACCO — 1.8%
Altria Group, Inc.	15,369	1,097,500
Philip Morris International, Inc.	2,082	219,964

		1,317,464

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	1,511	82,637
HD Supply Holdings, Inc. (a)	186	7,445
United Rentals, Inc. (a)	121	20,801
W.W. Grainger, Inc.	272	64,260

		175,143

TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	60	3,852

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	829	75,845

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Sprint Corp. (a)	1,101	6,485
T-Mobile US, Inc. (a)	835	53,031

		59,516

TOTAL COMMON STOCKS (Cost $66,129,337)		72,707,144

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (e) (f)	129,852	129,852
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	111,513	111,513

TOTAL SHORT-TERM INVESTMENTS (Cost $241,365)		241,365

TOTAL INVESTMENTS — 99.8% (Cost $66,370,702)		72,948,509
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		123,409

NET ASSETS — 100.0%		$73,071,918

See accompanying notes to financial statements.

34

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2017.
(g)	Investment of cash collateral for securities loaned.

MSCI = Morgan Stanley Capital International

REIT = Real Estate Investment Trust

S&P = Standards & Poor’s

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$2,191,905	$—	$—	$2,191,905
Air Freight & Logistics	602,966	—	—	602,966
Airlines	111,922	—	—	111,922
Auto Components	239,322	—	—	239,322
Automobiles	370,625	—	—	370,625
Banks	3,252,032	—	—	3,252,032
Beverages	2,156,449	—	—	2,156,449
Biotechnology	1,311,984	—	—	1,311,984
Building Products	122,468	—	—	122,468
Capital Markets	1,225,242	—	—	1,225,242
Chemicals	1,510,687	—	—	1,510,687
Commercial Services & Supplies	798,990	—	—	798,990
Communications Equipment	720,711	—	—	720,711
Construction & Engineering	31,812	—	—	31,812
Construction Materials	17,642	—	—	17,642
Consumer Finance	336,358	—	—	336,358
Containers & Packaging	156,181	—	—	156,181
Distributors	118,502	—	—	118,502
Diversified Consumer Services	6,267	—	—	6,267
Diversified Financial Services	617,483	—	—	617,483
Diversified Telecommunication Services	1,374,587	—	—	1,374,587
Electric Utilities	1,697,506	—	—	1,697,506
Electrical Equipment	270,577	—	—	270,577
Electronic Equipment, Instruments & Components	762,751	—	—	762,751
Energy Equipment & Services	292,664	—	—	292,664
Equity Real Estate Investment Trusts (REITS)	293,978	—	—	293,978
Food & Staples Retailing	1,391,814	—	—	1,391,814
Food Products	1,354,076	—	—	1,354,076
Gas Utilities	17,603	—	—	17,603
Health Care Equipment & Supplies	2,568,542	—	—	2,568,542
Health Care Providers & Services	2,021,631	—	—	2,021,631
Health Care Technology	100,976	—	—	100,976
Hotels, Restaurants & Leisure	1,472,363	—	—	1,472,363
Household Durables	276,887	—	—	276,887
Household Products	1,412,007	—	—	1,412,007
Independent Power Producers & Energy Traders	31,842	—	—	31,842
Industrial Conglomerates	1,765,750	—	—	1,765,750
Insurance	3,136,706	—	—	3,136,706
Internet & Catalog Retail	535,139	—	—	535,139
Internet Software & Services	2,224,156	—	—	2,224,156

See accompanying notes to financial statements.

35

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
IT Services	$6,379,672	$—	$—	$6,379,672
Leisure Equipment & Products	64,113	—	—	64,113
Life Sciences Tools & Services	356,274	—	—	356,274
Machinery	903,072	—	—	903,072
Media	2,201,836	—	—	2,201,836
Metals & Mining	414,346	—	—	414,346
Mortgage Real Estate Investment Trust (REITs)	154,716	—	—	154,716
Multi-Utilities	895,024	—	—	895,024
Multiline Retail	382,278	—	—	382,278
Oil, Gas & Consumable Fuels	2,267,648	—	—	2,267,648
Personal Products	140,117	—	—	140,117
Pharmaceuticals	3,567,152	—	—	3,567,152
Professional Services	155,851	—	—	155,851
Real Estate Investment Trusts (REITs)	2,115,268	—	—	2,115,268
Real Estate Management & Development	26,664	—	—	26,664
Road & Rail	691,445	—	—	691,445
Semiconductors & Semiconductor Equipment	3,215,853	—	—	3,215,853
Software	3,113,286	—	—	3,113,286
Specialty Retail	2,178,634	—	—	2,178,634
Technology Hardware, Storage & Peripherals	2,214,004	—	—	2,214,004
Textiles, Apparel & Luxury Goods	723,688	—	—	723,688
Thrifts & Mortgage Finance	13,280	—	—	13,280
Tobacco	1,317,464	—	—	1,317,464
Trading Companies & Distributors	175,143	—	—	175,143
Transportation Infrastructure	3,852	—	—	3,852
Water Utilities	75,845	—	—	75,845
Wireless Telecommunication Services	59,516	—	—	59,516
Short-Term Investments	241,365	—	—	241,365

TOTAL INVESTMENTS	$72,948,509	$—	$—	$72,948,509

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Corp.	308	$27,637	$21,608	$4,842	$2,062	$1,462	491	$47,927	$412
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,244	18,244	1,618,918	1,507,310	—	—	129,852	129,852	382
State Street Navigator Securities Lending Government Money Market	—	—	484,091	372,578	—	—	111,513	111,513	90

TOTAL		$45,881	$2,124,617	$1,884,730	$2,062	$1,462		$289,292	$884

See accompanying notes to financial statements.

36

SPDR NYSE Technology ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 5.7%
Adobe Systems, Inc. (a)	136,299	$23,885,037
salesforce.com, Inc. (a)	229,292	23,440,521

		47,325,558

AUTOMOBILE MANUFACTURERS — 2.6%
Tesla, Inc. (a) (b)	70,428	21,927,758

COMMUNICATIONS EQUIPMENT — 2.9%
Cisco Systems, Inc.	633,342	24,256,999

DATA PROCESSING & OUTSOURCED SERVICES — 5.7%
Automatic Data Processing, Inc.	204,817	24,002,504
PayPal Holdings, Inc. (a)	319,700	23,536,314

		47,538,818

HOME ENTERTAINMENT SOFTWARE — 5.5%
Activision Blizzard, Inc.	362,500	22,953,500
Electronic Arts, Inc. (a)	221,300	23,249,778

		46,203,278

INTERNET RETAIL — 11.6%
Amazon.com, Inc. (a)	20,516	23,992,847
JD.com, Inc. (a)	599,900	24,847,858
Netflix, Inc. (a)	127,214	24,419,999
Priceline Group, Inc. (a)	13,746	23,886,974

		97,147,678

INTERNET SOFTWARE & SERVICES — 17.1%
Alibaba Group Holding, Ltd. (a)	139,410	24,038,466
Alphabet, Inc. Class A (a)	22,573	23,778,398
Baidu, Inc. (a)	103,590	24,261,814
eBay, Inc. (a)	630,322	23,788,352
Facebook, Inc. Class A (a)	134,245	23,688,873
NetEase, Inc.	67,980	23,457,859

		143,013,762

IT CONSULTING & OTHER SERVICES — 8.6%
Accenture PLC Class A	158,458	24,258,335
Cognizant Technology Solutions Corp. Class A	335,535	23,829,696
International Business Machines Corp.	158,628	24,336,708

		72,424,739

SEMICONDUCTOR EQUIPMENT — 5.7%
Applied Materials, Inc.	460,392	23,535,239
Lam Research Corp.	129,770	23,886,764

		47,422,003

SEMICONDUCTORS — 23.1%
Broadcom, Ltd.	91,021	23,383,295
Intel Corp.	542,851	25,058,002
Micron Technology, Inc. (a)	570,500	23,458,960
NVIDIA Corp.	126,300	24,439,050
NXP Semiconductors NV (a)	207,900	24,343,011
QUALCOMM, Inc.	373,452	23,908,397
Taiwan Semiconductor Manufacturing Co., Ltd.	612,300	24,277,695
Texas Instruments, Inc.	239,000	24,961,160

		193,829,570

SYSTEMS SOFTWARE — 8.6%
Microsoft Corp.	278,468	23,820,153
Oracle Corp.	500,761	23,675,980
VMware, Inc. Class A (a) (b)	195,414	24,489,282

		71,985,415

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.8%
Apple, Inc.	139,041	23,529,908

TOTAL COMMON STOCKS (Cost $606,612,137)		836,605,486

SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d)	962,651	962,651
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	7,313,870	7,313,870

TOTAL SHORT-TERM INVESTMENTS (Cost $8,276,521)		8,276,521

TOTAL INVESTMENTS — 100.9% (Cost $614,888,658)		844,882,007
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(7,211,895)

NET ASSETS — 100.0%		$837,670,112

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

37

SPDR NYSE Technology ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Application Software	$47,325,558	$—	$—	$47,325,558
Automobile Manufacturers	21,927,758	—	—	21,927,758
Communications Equipment	24,256,999	—	—	24,256,999
Data Processing & Outsourced Services	47,538,818	—	—	47,538,818
Home Entertainment Software	46,203,278	—	—	46,203,278
Internet Retail	97,147,678	—	—	97,147,678
Internet Software & Services	143,013,762	—	—	143,013,762
IT Consulting & Other Services	72,424,739	—	—	72,424,739
Semiconductor Equipment	47,422,003	—	—	47,422,003
Semiconductors	193,829,570	—	—	193,829,570
Systems Software	71,985,415	—	—	71,985,415
Technology Hardware, Storage & Peripherals	23,529,908	—	—	23,529,908
Short-Term Investments	8,276,521	—	—	8,276,521

TOTAL INVESTMENTS	$844,882,007	$—	$—	$844,882,007

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	532,152	$532,152	$12,544,286	$12,113,787	$—	$—	962,651	$962,651	$6,744
State Street Navigator Securities Lending Government Money Market Portfolio	16,897,273	16,897,273	79,150,351	88,733,754	—	—	7,313,870	7,313,870	63,618

TOTAL		$17,429,425	$91,694,637	$100,847,541	$—	$—		$8,276,521	$70,362

See accompanying notes to financial statements.

38

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.7%
Arconic, Inc.	4,629	$126,140
Boeing Co.	5,839	1,721,980
General Dynamics Corp.	2,832	576,170
L3 Technologies, Inc.	828	163,820
Lockheed Martin Corp.	2,572	825,741
Northrop Grumman Corp.	1,833	562,566
Raytheon Co.	3,002	563,926
Rockwell Collins, Inc.	1,660	225,129
Textron, Inc.	2,794	158,112
TransDigm Group, Inc. (a)	504	138,408
United Technologies Corp.	7,780	992,495

		6,054,487

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	1,468	130,784
Expeditors International of Washington, Inc.	1,870	120,970
FedEx Corp.	2,572	641,817
United Parcel Service, Inc. Class B	7,112	847,395

		1,740,966

AIRLINES — 0.6%
Alaska Air Group, Inc.	1,109	81,523
American Airlines Group, Inc.	4,450	231,533
Delta Air Lines, Inc.	6,849	383,544
Southwest Airlines Co.	5,684	372,018
United Continental Holdings, Inc. (b)	2,672	180,093

		1,248,711

AUTO COMPONENTS — 0.2%
Aptiv PLC	2,773	235,234
BorgWarner, Inc.	2,143	109,486
Goodyear Tire & Rubber Co.	2,626	84,846

		429,566

AUTOMOBILES — 0.5%
Ford Motor Co.	40,690	508,218
General Motors Co.	13,306	545,413
Harley-Davidson, Inc. (a)	1,694	86,191

		1,139,822

BANKS — 6.9%
Bank of America Corp.	101,188	2,987,070
BB&T Corp.	8,273	411,334
Citigroup, Inc.	27,595	2,053,344
Citizens Financial Group, Inc.	5,292	222,158
Comerica, Inc.	1,799	156,171
Fifth Third Bancorp	7,797	236,561
Huntington Bancshares, Inc.	11,487	167,251
JPMorgan Chase & Co.	36,149	3,865,774
KeyCorp	11,209	226,086
M&T Bank Corp.	1,532	261,957
People’s United Financial, Inc.	3,028	56,624
PNC Financial Services Group, Inc.	4,915	709,185
Regions Financial Corp.	12,283	212,250
SunTrust Banks, Inc.	5,071	327,536
US Bancorp	16,025	858,619
Wells Fargo & Co.	46,215	2,803,864
Zions Bancorp	2,068	105,116

		15,660,900

BEVERAGES — 2.1%
Brown-Forman Corp. Class B	2,049	140,705
Coca-Cola Co.	39,857	1,828,639
Constellation Brands, Inc. Class A	1,803	412,112
Dr. Pepper Snapple Group, Inc.	1,929	187,229
Molson Coors Brewing Co. Class B	1,927	158,149
Monster Beverage Corp. (b)	4,254	269,235
PepsiCo, Inc.	14,945	1,792,204

		4,788,273

BIOTECHNOLOGY — 2.9%
AbbVie, Inc.	16,632	1,608,481
Alexion Pharmaceuticals, Inc. (b)	2,286	273,383
Amgen, Inc.	7,584	1,318,858
Biogen, Inc. (b)	2,232	711,048
Celgene Corp. (b)	8,210	856,796
Gilead Sciences, Inc.	13,643	977,384
Incyte Corp. (b)	1,821	172,467
Regeneron Pharmaceuticals, Inc. (b)	794	298,512
Vertex Pharmaceuticals, Inc. (b)	2,621	392,783

		6,609,712

BUILDING PRODUCTS — 0.4%
Allegion PLC	950	75,582
AO Smith Corp.	1,486	91,062
Fortune Brands Home & Security, Inc.	1,546	105,808
Johnson Controls International PLC	9,703	369,781
Masco Corp.	3,391	149,001

		791,234

CAPITAL MARKETS — 3.2%
Affiliated Managers Group, Inc.	560	114,940
Ameriprise Financial, Inc.	1,586	268,779
Bank of New York Mellon Corp.	10,833	583,465
BlackRock, Inc.	1,267	650,871
Cboe Global Markets, Inc.	1,161	144,649
Charles Schwab Corp.	12,439	638,991
CME Group, Inc.	3,545	517,747
E*TRADE Financial Corp. (b)	2,849	141,225
Franklin Resources, Inc.	3,412	147,842
Goldman Sachs Group, Inc.	3,717	946,943
Intercontinental Exchange, Inc.	6,071	428,370
Invesco, Ltd.	4,296	156,976
Moody’s Corp.	1,650	243,557
Morgan Stanley	14,607	766,429
Nasdaq, Inc.	1,160	89,123
Northern Trust Corp.	2,236	223,354
Raymond James Financial, Inc.	1,322	118,055
S&P Global, Inc.	2,629	445,353
State Street Corp. (c)	3,913	381,948
T Rowe Price Group, Inc.	2,523	264,738

		7,273,355

CHEMICALS — 2.3%
Air Products & Chemicals, Inc.	2,323	381,158
Albemarle Corp.	1,154	147,585
CF Industries Holdings, Inc.	2,437	103,670
DowDuPont, Inc.	24,400	1,737,768
Eastman Chemical Co.	1,540	142,666
Ecolab, Inc.	2,716	364,433
FMC Corp.	1,353	128,075

See accompanying notes to financial statements.

39

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
International Flavors & Fragrances, Inc.	810	$123,614
LyondellBasell Industries NV Class A	3,450	380,604
Monsanto Co.	4,411	515,116
Mosaic Co.	3,655	93,787
PPG Industries, Inc.	2,666	311,442
Praxair, Inc.	2,987	462,029
Sherwin-Williams Co.	844	346,074

		5,238,021

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Cintas Corp.	920	143,364
Republic Services, Inc.	2,418	163,481
Stericycle, Inc. (b)	545	37,054
Waste Management, Inc.	4,244	366,257

		710,156

COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc.	51,663	1,978,693
F5 Networks, Inc. (b)	669	87,786
Harris Corp.	1,186	167,997
Juniper Networks, Inc.	4,072	116,052
Motorola Solutions, Inc.	1,686	152,313

		2,502,841

CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	1,449	74,841
Jacobs Engineering Group, Inc.	1,270	83,769
Quanta Services, Inc. (b)	1,620	63,358

		221,968

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	667	147,434
Vulcan Materials Co.	1,381	177,279

		324,713

CONSUMER FINANCE — 0.8%
American Express Co.	7,322	727,148
Capital One Financial Corp.	5,059	503,775
Discover Financial Services	3,885	298,834
Navient Corp.	2,916	38,841
Synchrony Financial	7,874	304,015

		1,872,613

CONTAINERS & PACKAGING — 0.4%
Avery Dennison Corp.	900	103,374
Ball Corp.	3,490	132,096
International Paper Co.	4,308	249,605
Packaging Corp. of America	992	119,586
Sealed Air Corp.	2,040	100,572
WestRock Co.	2,651	167,570

		872,803

DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,550	147,266
LKQ Corp. (b)	3,212	130,632

		277,898

DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc.	2,017	52,886

DIVERSIFIED FINANCIAL SERVICES — 1.8%
Berkshire Hathaway, Inc. Class B (b)	20,041	3,972,527
Leucadia National Corp.	2,984	79,046

		4,051,573

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
AT&T, Inc.	64,027	2,489,370
CenturyLink, Inc.	10,148	169,268
Verizon Communications, Inc.	42,530	2,251,113

		4,909,751

ELECTRIC UTILITIES — 1.5%
Alliant Energy Corp.	2,411	102,733
Duke Energy Corp.	7,339	617,283
Edison International	3,408	215,522
Entergy Corp.	1,887	153,583
Eversource Energy	3,311	209,189
NextEra Energy, Inc.	4,895	764,550
PG&E Corp.	5,059	226,795
Pinnacle West Capital Corp.	1,165	99,234
PPL Corp.	6,743	208,696
Southern Co.	10,512	505,522
Xcel Energy, Inc.	5,290	254,502

		3,357,609

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	457	80,432
AMETEK, Inc.	2,353	170,522
Eaton Corp. PLC	4,625	365,421
Emerson Electric Co.	6,704	467,202
Rockwell Automation, Inc.	1,340	263,109

		1,346,686

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. Class A	3,093	271,565
Corning, Inc.	9,367	299,650
FLIR Systems, Inc.	1,451	67,646
TE Connectivity, Ltd.	3,679	349,652

		988,513

ENERGY EQUIPMENT & SERVICES — 0.9%
Baker Hughes a GE Co.	3,943	124,757
Halliburton Co.	9,526	465,536
Helmerich & Payne, Inc. (a)	1,130	73,043
National Oilwell Varco, Inc.	3,964	142,783
Schlumberger, Ltd.	14,421	971,831
TechnipFMC PLC	4,567	142,993

		1,920,943

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
Alexandria Real Estate Equities, Inc. REIT	1,002	130,851
AvalonBay Communities, Inc. REIT	1,446	257,981

		388,832

FOOD & STAPLES RETAILING — 1.9%
Costco Wholesale Corp.	4,604	856,896
CVS Health Corp.	10,454	757,915
Kroger Co.	9,270	254,462
Sysco Corp.	5,041	306,140
Wal-Mart Stores, Inc.	15,163	1,497,346
Walgreens Boots Alliance, Inc.	9,042	656,630

		4,329,389

FOOD PRODUCTS — 1.3%
Archer-Daniels-Midland Co.	5,871	235,310

See accompanying notes to financial statements.

40

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Campbell Soup Co. (a)	2,027	$97,519
Conagra Brands, Inc.	4,367	164,505
General Mills, Inc.	6,077	360,305
Hershey Co.	1,480	167,995
Hormel Foods Corp. (a)	2,803	102,001
J.M. Smucker Co.	1,209	150,206
Kellogg Co. (a)	2,612	177,564
Kraft Heinz Co.	5,963	463,683
McCormick & Co., Inc.	1,243	126,674
Mondelez International, Inc. Class A	15,888	680,007
Tyson Foods, Inc. Class A	3,091	250,587

		2,976,356

HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abbott Laboratories	18,239	1,040,900
Align Technology, Inc. (b)	733	162,865
Baxter International, Inc.	5,270	340,653
Becton Dickinson and Co.	2,714	580,963
Boston Scientific Corp. (b)	13,858	343,540
Cooper Cos., Inc.	516	112,426
Danaher Corp.	6,384	592,563
DENTSPLY SIRONA, Inc.	2,421	159,374
Edwards Lifesciences Corp. (b)	2,220	250,216
Hologic, Inc. (b)	3,018	129,020
IDEXX Laboratories, Inc. (b)	922	144,182
Intuitive Surgical, Inc. (b)	1,165	425,155
Medtronic PLC	14,111	1,139,463
ResMed, Inc.	1,483	125,595
Stryker Corp.	3,356	519,643
Varian Medical Systems, Inc. (b)	990	110,039
Zimmer Biomet Holdings, Inc.	2,107	254,252

		6,430,849

HEALTH CARE PROVIDERS & SERVICES — 2.9%
Aetna, Inc.	3,444	621,263
AmerisourceBergen Corp.	1,713	157,288
Anthem, Inc.	2,697	606,852
Cardinal Health, Inc.	3,218	197,167
Centene Corp. (b)	1,809	182,492
Cigna Corp.	2,564	520,723
DaVita, Inc. (b)	1,686	121,813
Envision Healthcare Corp. (b)	1,270	43,891
Express Scripts Holding Co. (b)	5,912	441,272
HCA Healthcare, Inc. (b)	3,034	266,507
Henry Schein, Inc. (b)	1,502	104,960
Humana, Inc.	1,498	371,609
Laboratory Corp. of America Holdings (b)	1,028	163,976
McKesson Corp.	2,189	341,374
Patterson Cos., Inc. (a)	874	31,578
Quest Diagnostics, Inc.	1,297	127,741
UnitedHealth Group, Inc.	10,113	2,229,512
Universal Health Services, Inc. Class B	920	104,282

		6,634,300

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (b)	3,297	222,185

HOTELS, RESTAURANTS & LEISURE — 1.9%
Carnival Corp.	4,317	286,519
Chipotle Mexican Grill, Inc. (b)	248	71,679
Darden Restaurants, Inc.	1,318	126,554
Hilton Worldwide Holdings, Inc.	2,053	163,953
Marriott International, Inc. Class A	3,222	437,322
McDonald’s Corp.	8,311	1,430,489
MGM Resorts International	5,313	177,401
Norwegian Cruise Line Holdings, Ltd. (b)	1,806	96,170
Royal Caribbean Cruises, Ltd.	1,783	212,676
Starbucks Corp.	14,843	852,434
Wyndham Worldwide Corp.	1,107	128,268
Wynn Resorts, Ltd.	840	141,616
Yum! Brands, Inc.	3,465	282,779

		4,407,860

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	3,673	187,580
Garmin, Ltd.	1,200	71,484
Leggett & Platt, Inc.	1,340	63,958
Lennar Corp. Class A	2,120	134,069
Mohawk Industries, Inc. (b)	670	184,853
Newell Brands, Inc.	4,554	140,719
PulteGroup, Inc.	3,024	100,548
Whirlpool Corp.	780	131,539

		1,014,750

HOUSEHOLD PRODUCTS — 1.7%
Church & Dwight Co., Inc.	2,626	131,746
Clorox Co.	1,350	200,799
Colgate-Palmolive Co.	9,165	691,499
Kimberly-Clark Corp.	3,710	447,649
Procter & Gamble Co.	26,669	2,450,348

		3,922,041

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	6,891	74,630
NRG Energy, Inc.	3,223	91,791

		166,421

INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	6,166	1,451,291
General Electric Co.	90,420	1,577,829
Honeywell International, Inc.	7,928	1,215,838
Roper Technologies, Inc.	1,028	266,252

		4,511,210

INSURANCE — 2.8%
Aflac, Inc.	4,054	355,860
Allstate Corp.	3,768	394,547
American International Group, Inc.	9,380	558,860
Aon PLC	2,512	336,608
Arthur J Gallagher & Co.	1,806	114,284
Assurant, Inc.	612	61,714
Brighthouse Financial, Inc. (b)	980	57,467
Chubb, Ltd.	4,839	707,123
Cincinnati Financial Corp.	1,554	116,503
Everest Re Group, Ltd.	458	101,337
Hartford Financial Services Group, Inc.	3,755	211,331
Lincoln National Corp.	2,343	180,106
Loews Corp.	2,881	144,136
Marsh & McLennan Cos., Inc.	5,280	429,739
MetLife, Inc.	10,983	555,301
Principal Financial Group, Inc.	2,805	197,921

See accompanying notes to financial statements.

41

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Progressive Corp.	6,012	$338,596
Prudential Financial, Inc.	4,525	520,285
Torchmark Corp.	1,131	102,593
Travelers Cos., Inc.	2,901	393,492
Unum Group	2,449	134,426
Willis Towers Watson PLC	1,301	196,048
XL Group, Ltd.	2,506	88,111

		6,296,388

INTERNET & CATALOG RETAIL — 3.0%
Amazon.com, Inc. (b)	4,182	4,890,723
Expedia, Inc.	1,201	143,844
Netflix, Inc. (b)	4,511	865,931
Priceline Group, Inc. (b)	513	891,461
TripAdvisor, Inc. (b)	758	26,121

		6,818,080

INTERNET SOFTWARE & SERVICES — 5.1%
Akamai Technologies, Inc. (b)	1,742	113,300
Alphabet, Inc. Class A (b)	3,102	3,267,647
Alphabet, Inc. Class C (b)	3,154	3,300,345
eBay, Inc. (b)	10,166	383,665
Facebook, Inc. Class A (b)	24,867	4,388,031
VeriSign, Inc. (a) (b)	893	102,195

		11,555,183

IT SERVICES — 4.2%
Accenture PLC Class A	6,441	986,053
Alliance Data Systems Corp.	503	127,500
Automatic Data Processing, Inc.	4,688	549,387
Cognizant Technology Solutions Corp. Class A	6,158	437,341
CSRA, Inc.	1,708	51,103
DXC Technology Co.	2,957	280,619
Fidelity National Information Services, Inc.	3,489	328,280
Fiserv, Inc. (b)	2,239	293,600
Gartner, Inc. (b)	28	3,448
Global Payments, Inc.	1,669	167,301
International Business Machines Corp.	8,966	1,375,564
Mastercard, Inc. Class A	9,764	1,477,879
Paychex, Inc.	3,336	227,115
PayPal Holdings, Inc. (b)	11,783	867,464
Total System Services, Inc.	1,732	136,984
Visa, Inc. Class A	19,149	2,183,369
Western Union Co.	4,969	94,461

		9,587,468

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	1,175	106,796
Mattel, Inc. (a)	3,581	55,076

		161,872

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	3,270	218,992
Illumina, Inc. (b)	1,518	331,668
IQVIA Holdings, Inc. (b)	1,476	144,501
Mettler-Toledo International, Inc. (b)	262	162,314
PerkinElmer, Inc.	1,120	81,894
Thermo Fisher Scientific, Inc.	4,199	797,306
Waters Corp. (b)	810	156,484

		1,893,159

MACHINERY — 1.9%
Caterpillar, Inc.	6,213	979,044
Cummins, Inc.	1,627	287,393
Deere & Co.	3,361	526,030
Dover Corp.	1,629	164,513
Flowserve Corp.	1,366	57,550
Fortive Corp.	3,067	221,897
Illinois Tool Works, Inc.	3,260	543,931
Ingersoll-Rand PLC	2,667	237,870
PACCAR, Inc.	3,663	260,366
Parker-Hannifin Corp.	1,410	281,408
Pentair PLC	1,809	127,752
Snap-on, Inc.	611	106,497
Stanley Black & Decker, Inc.	1,594	270,486
Xylem, Inc.	1,818	123,988

		4,188,725

MEDIA — 2.9%
CBS Corp. Class B	3,679	217,061
Charter Communications, Inc. Class A (b)	2,052	689,390
Comcast Corp. Class A	48,655	1,948,633
Discovery Communications, Inc. Class A (a) (b)	1,606	35,942
Discovery Communications, Inc. Class C (a) (b)	1,790	37,894
DISH Network Corp. Class A (b)	2,312	110,398
Interpublic Group of Cos., Inc.	4,061	81,870
News Corp. Class A	3,860	62,571
News Corp. Class B	1,164	19,322
Omnicom Group, Inc.	2,369	172,534
Scripps Networks Interactive, Inc. Class A	950	81,111
Time Warner, Inc.	7,974	729,382
Twenty-First Century Fox, Inc. Class A	11,034	381,004
Twenty-First Century Fox, Inc. Class B	4,570	155,929
Viacom, Inc. Class B	3,678	113,319
Walt Disney Co.	15,900	1,709,409

		6,545,769

METALS & MINING — 0.2%
Newmont Mining Corp.	5,563	208,724
Nucor Corp.	3,318	210,958

		419,682

MULTI-UTILITIES — 1.0%
Ameren Corp.	2,531	149,304
CenterPoint Energy, Inc.	4,500	127,620
CMS Energy Corp.	2,945	139,298
Consolidated Edison, Inc.	3,231	274,473
Dominion Energy, Inc.	6,728	545,372
DTE Energy Co.	1,880	205,785
NiSource, Inc.	3,506	89,999
Public Service Enterprise Group, Inc.	5,270	271,405
SCANA Corp.	1,480	58,874
Sempra Energy	2,611	279,168
WEC Energy Group, Inc.	3,283	218,090

		2,359,388

MULTILINE RETAIL — 0.5%
Dollar General Corp.	2,691	250,290
Dollar Tree, Inc. (b)	2,470	265,056
Kohl’s Corp.	1,910	103,579

See accompanying notes to financial statements.

42

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Macy’s, Inc.	3,087	$77,762
Nordstrom, Inc.	1,203	56,998
Target Corp.	5,702	372,055

		1,125,740

OIL, GAS & CONSUMABLE FUELS — 0.8%
Andeavor	1,498	171,281
Marathon Petroleum Corp.	5,098	336,366
ONEOK, Inc.	4,022	214,976
Phillips 66	4,415	446,577
Valero Energy Corp.	4,594	422,235
Williams Cos., Inc.	8,221	250,658

		1,842,093

PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	4,922	97,899
Estee Lauder Cos., Inc. Class A	2,248	286,035

		383,934

PHARMACEUTICALS — 4.8%
Allergan PLC	3,424	560,098
Bristol-Myers Squibb Co.	17,072	1,046,172
Eli Lilly & Co.	10,110	853,891
Johnson & Johnson	28,035	3,917,050
Merck & Co., Inc.	28,512	1,604,370
Mylan NV (b)	5,589	236,471
Perrigo Co. PLC	1,340	116,794
Pfizer, Inc.	62,151	2,251,109
Zoetis, Inc.	5,079	365,891

		10,951,846

PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	1,253	147,754
IHS Markit, Ltd. (b)	3,692	166,694
Nielsen Holdings PLC	3,484	126,817
Robert Half International, Inc.	1,340	74,424
Verisk Analytics, Inc. (b)	1,588	152,448

		668,137

REAL ESTATE INVESTMENT TRUSTS ( REITS) — 2.8%
American Tower Corp. REIT	4,480	639,162
Apartment Investment & Management Co. Class A REIT	1,633	71,378
Boston Properties, Inc. REIT	1,611	209,478
Crown Castle International Corp. REIT	4,246	471,348
Digital Realty Trust, Inc. REIT	2,151	244,999
Duke Realty Corp. REIT	3,719	101,194
Equinix, Inc. REIT	816	369,827
Equity Residential REIT	3,353	213,821
Essex Property Trust, Inc. REIT	699	168,718
Extra Space Storage, Inc. REIT	1,316	115,084
Federal Realty Investment Trust REIT	768	101,998
GGP, Inc. REIT	6,510	152,269
HCP, Inc. REIT	4,899	127,766
Host Hotels & Resorts, Inc. REIT	7,709	153,024
Iron Mountain, Inc. REIT	2,798	105,569
Kimco Realty Corp. REIT	4,433	80,459
Macerich Co. REIT	1,196	78,553
Mid-America Apartment Communities, Inc. REIT	1,218	122,482
Prologis, Inc. REIT	5,630	363,191
Public Storage REIT	1,553	324,577
Realty Income Corp. REIT	2,926	166,841
Regency Centers Corp. REIT	1,536	106,260
SBA Communications Corp. REIT (b)	1,194	195,052
Simon Property Group, Inc. REIT	3,235	555,579
SL Green Realty Corp. REIT	1,035	104,463
UDR, Inc. REIT	2,781	107,124
Ventas, Inc. REIT	3,683	221,017
Vornado Realty Trust REIT	1,823	142,522
Welltower, Inc. REIT	3,852	245,642
Weyerhaeuser Co. REIT	7,999	282,045

		6,341,442

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (b)	3,158	136,773

ROAD & RAIL — 1.0%
CSX Corp.	9,324	512,913
JB Hunt Transport Services, Inc.	870	100,033
Kansas City Southern	1,032	108,587
Norfolk Southern Corp.	2,979	431,657
Union Pacific Corp.	8,230	1,103,643

		2,256,833

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.1%
Advanced Micro Devices, Inc. (a) (b)	8,536	87,750
Analog Devices, Inc.	3,816	339,738
Applied Materials, Inc.	10,968	560,684
Broadcom, Ltd.	4,235	1,087,972
Intel Corp.	48,799	2,252,562
KLA-Tencor Corp.	1,621	170,318
Lam Research Corp.	1,662	305,924
Microchip Technology, Inc. (a)	2,378	208,979
Micron Technology, Inc. (b)	12,007	493,728
NVIDIA Corp.	6,305	1,220,018
Qorvo, Inc. (b)	1,300	86,580
QUALCOMM, Inc.	15,384	984,884
Skyworks Solutions, Inc.	1,854	176,037
Texas Instruments, Inc.	10,366	1,082,625
Xilinx, Inc.	2,604	175,562

		9,233,361

SOFTWARE — 5.5%
Activision Blizzard, Inc.	7,886	499,342
Adobe Systems, Inc. (b)	5,148	902,136
ANSYS, Inc. (b)	859	126,780
Autodesk, Inc. (b)	2,134	223,707
CA, Inc.	3,276	109,025
Cadence Design Systems, Inc. (b)	2,866	119,856
Citrix Systems, Inc. (b)	1,592	140,096
Electronic Arts, Inc. (b)	3,178	333,881
Intuit, Inc.	2,524	398,237
Microsoft Corp.	80,454	6,882,035
Oracle Corp.	31,747	1,500,998
Red Hat, Inc. (b)	1,878	225,548
salesforce.com, Inc. (b)	7,150	730,944
Symantec Corp.	6,517	182,867
Synopsys, Inc. (b)	1,546	131,781

		12,507,233

See accompanying notes to financial statements.

43

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
SPECIALTY RETAIL — 2.4%
Advance Auto Parts, Inc.	750	$74,768
AutoZone, Inc. (b)	304	216,256
Best Buy Co., Inc.	2,709	185,485
CarMax, Inc. (b)	1,905	122,168
Foot Locker, Inc.	1,256	58,881
Gap, Inc.	2,329	79,326
Home Depot, Inc.	12,098	2,292,934
L Brands, Inc.	2,530	152,357
Lowe’s Cos., Inc.	8,688	807,463
O’Reilly Automotive, Inc. (b)	899	216,245
Ross Stores, Inc.	4,081	327,500
Signet Jewelers, Ltd.	540	30,537
Tiffany & Co.	1,057	109,875
TJX Cos., Inc.	6,630	506,930
Tractor Supply Co.	1,224	91,494
Ulta Salon Cosmetics & Fragrance, Inc. (b)	573	128,157

		5,400,376

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.5%
Apple, Inc.	53,548	9,061,928
Hewlett Packard Enterprise Co.	17,017	244,364
HP, Inc.	16,983	356,813
NetApp, Inc.	2,916	161,313
Seagate Technology PLC (a)	3,011	125,980
Western Digital Corp.	3,073	244,396
Xerox Corp.	2,175	63,401

		10,258,195

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Hanesbrands, Inc. (a)	3,836	80,211
Michael Kors Holdings, Ltd. (b)	1,603	100,909
NIKE, Inc. Class B	13,777	861,751
PVH Corp.	850	116,628
Ralph Lauren Corp.	601	62,318
Tapestry, Inc.	2,960	130,921
Under Armour, Inc. Class A (a) (b)	1,051	15,166
Under Armour, Inc. Class C (a) (b)	1,089	14,505
VF Corp.	3,443	254,782

		1,637,191

TOBACCO — 1.4%
Altria Group, Inc.	19,940	1,423,915
Philip Morris International, Inc.	16,034	1,693,992

		3,117,907

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	3,005	164,343
United Rentals, Inc. (b)	933	160,392
W.W. Grainger, Inc.	560	132,300

		457,035

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	1,866	170,720

TOTAL COMMON STOCKS (Cost $189,252,901)		225,704,723

SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (e) (f)	204,222	204,222
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	202,114	202,114

TOTAL SHORT-TERM INVESTMENTS (Cost $406,336)		406,336

TOTAL INVESTMENTS — 99.9% (Cost $189,659,237)		226,111,059
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		151,692

NET ASSETS — 100.0%		$226,262,751

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2017.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$6,054,487	$—	$—	$6,054,487
Air Freight & Logistics	1,740,966	—	—	1,740,966

See accompanying notes to financial statements.

44

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Airlines	$1,248,711	$—	$—	$1,248,711
Auto Components	429,566	—	—	429,566
Automobiles	1,139,822	—	—	1,139,822
Banks	15,660,900	—	—	15,660,900
Beverages	4,788,273	—	—	4,788,273
Biotechnology	6,609,712	—	—	6,609,712
Building Products	791,234	—	—	791,234
Capital Markets	7,273,355	—	—	7,273,355
Chemicals	5,238,021	—	—	5,238,021
Commercial Services & Supplies	710,156	—	—	710,156
Communications Equipment	2,502,841	—	—	2,502,841
Construction & Engineering	221,968	—	—	221,968
Construction Materials	324,713	—	—	324,713
Consumer Finance	1,872,613	—	—	1,872,613
Containers & Packaging	872,803	—	—	872,803
Distributors	277,898	—	—	277,898
Diversified Consumer Services	52,886	—	—	52,886
Diversified Financial Services	4,051,573	—	—	4,051,573
Diversified Telecommunication Services	4,909,751	—	—	4,909,751
Electric Utilities	3,357,609	—	—	3,357,609
Electrical Equipment	1,346,686	—	—	1,346,686
Electronic Equipment, Instruments & Components	988,513	—	—	988,513
Energy Equipment & Services	1,920,943	—	—	1,920,943
Equity Real Estate Investment Trusts ( REITS)	388,832	—	—	388,832
Food & Staples Retailing	4,329,389	—	—	4,329,389
Food Products	2,976,356	—	—	2,976,356
Health Care Equipment & Supplies	6,430,849	—	—	6,430,849
Health Care Providers & Services	6,634,300	—	—	6,634,300
Health Care Technology	222,185	—	—	222,185
Hotels, Restaurants & Leisure	4,407,860	—	—	4,407,860
Household Durables	1,014,750	—	—	1,014,750
Household Products	3,922,041	—	—	3,922,041
Independent Power Producers & Energy Traders	166,421	—	—	166,421
Industrial Conglomerates	4,511,210	—	—	4,511,210
Insurance	6,296,388	—	—	6,296,388
Internet & Catalog Retail	6,818,080	—	—	6,818,080
Internet Software & Services	11,555,183	—	—	11,555,183
IT Services	9,587,468	—	—	9,587,468
Leisure Equipment & Products	161,872	—	—	161,872
Life Sciences Tools & Services	1,893,159	—	—	1,893,159
Machinery	4,188,725	—	—	4,188,725
Media	6,545,769	—	—	6,545,769
Metals & Mining	419,682	—	—	419,682
Multi-Utilities	2,359,388	—	—	2,359,388
Multiline Retail	1,125,740	—	—	1,125,740
Oil, Gas & Consumable Fuels	1,842,093	—	—	1,842,093
Personal Products	383,934	—	—	383,934
Pharmaceuticals	10,951,846	—	—	10,951,846
Professional Services	668,137	—	—	668,137
Real Estate Investment Trusts ( REITs)	6,341,442	—	—	6,341,442
Real Estate Management & Development	136,773	—	—	136,773
Road & Rail	2,256,833	—	—	2,256,833
Semiconductors & Semiconductor Equipment	9,233,361	—	—	9,233,361
Software	12,507,233	—	—	12,507,233
Specialty Retail	5,400,376	—	—	5,400,376
Technology Hardware, Storage & Peripherals	10,258,195	—	—	10,258,195
Textiles, Apparel & Luxury Goods	1,637,191	—	—	1,637,191

See accompanying notes to financial statements.

45

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Tobacco	$3,117,907	$—	$—	$3,117,907
Trading Companies & Distributors	457,035	—	—	457,035
Water Utilities	170,720	—	—	170,720
Short-Term Investments	406,336	—	—	406,336

TOTAL INVESTMENTS	$226,111,059	$—	$—	$226,111,059

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Corp.	2,788	$250,167	$118,570	$11,218	$2,428	$22,001	3,913	$381,948	$2,717
State Street Institutional U.S. Government Money Market Fund, Class G Shares	195,120	195,120	3,236,721	3,227,619	—	—	204,222	204,222	1,688
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	770,136	568,022	—	—	202,114	202,114	304

TOTAL		$445,287	$4,125,427	$3,806,859	$2,428	$22,001		$788,284	$4,709

See accompanying notes to financial statements.

46

SPDR S&P Capital Markets ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 41.8%
Affiliated Managers Group, Inc.	15,681	$3,218,525
Ameriprise Financial, Inc.	18,575	3,147,905
Artisan Partners Asset Management, Inc. Class A	78,813	3,113,114
Bank of New York Mellon Corp.	57,583	3,101,420
BlackRock, Inc.	6,086	3,126,439
Cohen & Steers, Inc.	24,486	1,157,943
Diamond Hill Investment Group, Inc.	2,960	611,714
Eaton Vance Corp.	55,439	3,126,205
Federated Investors, Inc. Class B (a)	90,356	3,260,045
Financial Engines, Inc.	104,752	3,173,986
Franklin Resources, Inc.	70,510	3,055,198
Hamilton Lane, Inc. Class A	23,664	837,469
Invesco, Ltd.	83,619	3,055,438
Janus Henderson Group PLC	87,147	3,334,244
Legg Mason, Inc.	77,615	3,258,278
Northern Trust Corp.	32,235	3,219,954
SEI Investments Co.	44,248	3,179,661
State Street Corp. (b)	32,206	3,143,628
T Rowe Price Group, Inc.	30,627	3,213,691
Virtus Investment Partners, Inc.	13,411	1,542,936
Waddell & Reed Financial, Inc. Class A (a)	145,579	3,252,235
WisdomTree Investments, Inc. (a)	263,233	3,303,574

		61,433,602

FINANCIAL EXCHANGES & DATA — 20.6%
Cboe Global Markets, Inc.	25,085	3,125,340
CME Group, Inc.	20,631	3,013,157
Donnelley Financial Solutions, Inc. (c)	66,644	1,298,892
FactSet Research Systems, Inc. (a)	15,618	3,010,526
Intercontinental Exchange, Inc.	44,340	3,128,630
MarketAxess Holdings, Inc.	16,104	3,248,982
Moody’s Corp.	20,618	3,043,423
Morningstar, Inc.	10,794	1,046,694
MSCI, Inc.	24,609	3,114,023
Nasdaq, Inc.	39,958	3,069,973
S&P Global, Inc.	18,437	3,123,228

		30,222,868

INVESTMENT BANKING & BROKERAGE — 37.4%
BGC Partners, Inc. Class A	188,768	2,852,285
Charles Schwab Corp.	61,254	3,146,618
Cowen, Inc. (a) (c)	90,666	1,237,591
E*TRADE Financial Corp. (c)	62,512	3,098,720
Evercore, Inc. Class A	34,906	3,141,540
Goldman Sachs Group, Inc.	12,594	3,208,447
Greenhill & Co., Inc. (a)	161,868	3,156,426
Houlihan Lokey, Inc.	53,408	2,426,325
Interactive Brokers Group, Inc. Class A	51,486	3,048,486
INTL. FCStone, Inc. (c)	18,746	797,267
Investment Technology Group, Inc.	79,515	1,530,664
Lazard, Ltd. Class A	61,353	3,221,033
LPL Financial Holdings, Inc.	56,929	3,252,923
Moelis & Co. Class A	65,436	3,173,646
Morgan Stanley	59,556	3,124,903
Piper Jaffray Cos	19,129	1,649,876
PJT Partners, Inc. Class A	19,736	899,962
Raymond James Financial, Inc.	35,180	3,141,574
Stifel Financial Corp.	52,497	3,126,721
TD Ameritrade Holding Corp.	59,711	3,053,023
Virtu Financial, Inc. Class A (a)	148,089	2,710,029

		54,998,059

TOTAL COMMON STOCKS (Cost $119,663,788)		146,654,529

SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e)	208,410	208,410
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	4,246,922	4,246,922

TOTAL SHORT-TERM INVESTMENTS (Cost $4,455,331)		4,455,332

TOTAL INVESTMENTS — 102.8% (Cost $124,119,119)		151,109,861
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(4,130,505)

NET ASSETS — 100.0%		$146,979,356

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

47

SPDR S&P Capital Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Asset Management & Custody Banks	$61,433,602	$—	$—	$61,433,602
Financial Exchanges & Data	30,222,868	—	—	30,222,868
Investment Banking & Brokerage	54,998,059	—	—	54,998,059
Short-Term Investments	4,455,332	—	—	4,455,332

TOTAL INVESTMENTS	$151,109,861	$—	$—	$151,109,861

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Corp.	24,612	$2,208,435	$1,052,693	$313,880	$84,930	$111,450	32,206	$3,143,628	$23,397
State Street Institutional U.S. Government Money Market Fund, Class G Shares	154,495	154,495	3,523,312	3,469,397	—	—	208,410	208,410	1,972
State Street Navigator Securities Lending Government Money Market Portfolio	1,848,473	1,848,473	11,500,108	9,101,659	—	—	4,246,922	4,246,922	6,853

TOTAL		$4,211,403	$16,076,113	$12,884,936	$84,930	$111,450		$7,598,960	$32,222

See accompanying notes to financial statements.

48

SPDR S&P Health Care Equipment ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.8%
HEALTH CARE EQUIPMENT — 76.1%
Abaxis, Inc.	36,319	$1,798,517
Abbott Laboratories	57,613	3,287,974
ABIOMED, Inc. (a)	16,451	3,083,082
Accuray, Inc. (a) (b)	225,873	971,254
Analogic Corp.	21,994	1,841,998
AngioDynamics, Inc. (a)	60,094	999,363
AtriCure, Inc. (a)	61,953	1,130,023
AxoGen, Inc. (a)	68,004	1,924,513
Baxter International, Inc.	49,149	3,176,991
Becton Dickinson and Co.	19,132	4,095,359
Boston Scientific Corp. (a)	122,157	3,028,272
Cantel Medical Corp.	31,638	3,254,601
Cardiovascular Systems, Inc. (a)	86,682	2,053,497
CONMED Corp.	34,162	1,741,237
CryoLife, Inc. (a)	58,451	1,119,337
Cutera, Inc. (a)	59,048	2,677,827
Danaher Corp.	33,726	3,130,447
DexCom, Inc. (a) (b)	51,161	2,936,130
Edwards Lifesciences Corp. (a)	26,671	3,006,088
Glaukos Corp. (a) (b)	121,263	3,110,396
Globus Medical, Inc. Class A (a) (b)	81,238	3,338,882
Heska Corp. (a)	24,849	1,993,138
Hill-Rom Holdings, Inc.	37,836	3,189,196
Hologic, Inc. (a)	73,741	3,152,428
IDEXX Laboratories, Inc. (a)	19,604	3,065,674
Inogen, Inc. (a)	26,585	3,165,742
Insulet Corp. (a)	45,126	3,113,694
Integer Holdings Corp. (a)	66,854	3,028,486
Integra LifeSciences Holdings Corp. (a) (b)	64,349	3,079,743
Intuitive Surgical, Inc. (a)	8,278	3,020,973
Invacare Corp. (b)	171,350	2,887,247
iRhythm Technologies, Inc. (a)	60,076	3,367,260
K2M Group Holdings, Inc. (a)	169,999	3,059,982
LeMaitre Vascular, Inc.	71,615	2,280,222
LivaNova PLC (a)	38,102	3,045,112
Masimo Corp. (a)	36,541	3,098,677
Medtronic PLC	38,830	3,135,522
Natus Medical, Inc. (a)	83,723	3,198,219
Nevro Corp. (a) (b)	47,323	3,267,180
NuVasive, Inc. (a)	54,117	3,165,303
NxStage Medical, Inc. (a)	120,519	2,920,175
Orthofix International NV (a)	30,501	1,668,405
Penumbra, Inc. (a) (b)	31,960	3,007,436
ResMed, Inc. (b)	36,448	3,086,781
STERIS PLC	35,590	3,113,057
Stryker Corp.	20,720	3,208,285
Tactile Systems Technology, Inc. (a) (b)	110,410	3,199,682
Teleflex, Inc.	12,454	3,098,804
Varex Imaging Corp. (a)	62,872	2,525,568
Varian Medical Systems, Inc. (a)	28,112	3,124,649
Wright Medical Group NV (a) (b)	133,558	2,964,988
Zimmer Biomet Holdings, Inc.	27,717	3,344,610

		144,282,026

HEALTH CARE SUPPLIES — 22.7%
Align Technology, Inc. (a)	13,203	2,933,575
Anika Therapeutics, Inc. (a)	26,419	1,424,248
Atrion Corp.	1,556	981,214
Cerus Corp. (a) (b)	224,472	758,715
Cooper Cos., Inc.	13,870	3,021,996
DENTSPLY SIRONA, Inc.	48,505	3,193,084
Endologix, Inc. (a) (b)	165,983	888,009
Haemonetics Corp. (a)	55,737	3,237,205
Halyard Health, Inc. (a)	66,343	3,063,720
ICU Medical, Inc. (a)	14,933	3,225,528
Lantheus Holdings, Inc. (a)	148,176	3,030,199
Meridian Bioscience, Inc.	72,072	1,009,008
Merit Medical Systems, Inc. (a)	72,702	3,140,726
Neogen Corp. (a)	38,825	3,191,803
OraSure Technologies, Inc. (a)	181,231	3,418,017
Quidel Corp. (a)	77,920	3,377,832
West Pharmaceutical Services, Inc.	31,541	3,112,151

		43,007,030

TOTAL COMMON STOCKS (Cost $161,046,157)		187,289,056

SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d)	45,835	45,835
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	291,284	291,284

TOTAL SHORT-TERM INVESTMENTS (Cost $337,119)		337,119

TOTAL INVESTMENTS — 99.0% (Cost $161,383,276)		187,626,175
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		1,823,835

NET ASSETS — 100.0%		$189,450,010

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

49

SPDR S&P Health Care Equipment ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Health Care Equipment	$144,282,026	$—	$—	$144,282,026
Health Care Supplies	43,007,030	—	—	43,007,030
Short-Term Investments	337,119	—	—	337,119

TOTAL INVESTMENTS	$187,626,175	$—	$—	$187,626,175

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	155,527	$155,527	$1,842,303	$1,951,995	$—	$—	45,835	$45,835	$835
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	1,014,746	723,462	—	—	291,284	291,284	40

TOTAL		$155,527	$2,857,049	$2,675,457	$—	$—		$337,119	$875

See accompanying notes to financial statements.

50

SPDR S&P Health Care Services ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
HEALTH CARE SERVICES — 35.7%
Almost Family, Inc. (a)	17,850	$987,997
Amedisys, Inc. (a)	38,899	2,050,366
AMN Healthcare Services, Inc. (a)	41,769	2,057,123
BioTelemetry, Inc. (a)	75,349	2,252,935
Chemed Corp.	8,778	2,133,229
CorVel Corp. (a)	4,769	252,280
Cross Country Healthcare, Inc. (a)	29,679	378,704
DaVita, Inc. (a)	30,936	2,235,126
Diplomat Pharmacy, Inc. (a)	99,288	1,992,710
Envision Healthcare Corp. (a)	65,316	2,257,321
Express Scripts Holding Co. (a)	30,737	2,294,210
Laboratory Corp. of America Holdings (a)	13,405	2,138,231
LHC Group, Inc. (a)	28,691	1,757,324
MEDNAX, Inc. (a)	40,563	2,167,687
Premier, Inc. Class A (a)	70,340	2,053,225
Providence Service Corp. (a)	7,202	427,367
Quest Diagnostics, Inc.	21,575	2,124,922
Tivity Health, Inc. (a)	58,923	2,153,636

		31,714,393

HEALTH CARE DISTRIBUTORS — 15.3%
Aceto Corp.	64,823	669,622
AmerisourceBergen Corp.	24,160	2,218,371
Cardinal Health, Inc.	35,570	2,179,374
Henry Schein, Inc. (a)	30,850	2,155,798
McKesson Corp.	13,730	2,141,193
Owens & Minor, Inc.	111,837	2,111,483
Patterson Cos., Inc. (b)	59,055	2,133,657

		13,609,498

HEALTH CARE FACILITIES — 25.2%
Acadia Healthcare Co., Inc. (a)	64,831	2,115,435
Brookdale Senior Living, Inc. (a)	213,310	2,069,107
Capital Senior Living Corp. (a) (b)	32,327	436,091
Community Health Systems, Inc. (a) (b)	489,415	2,084,908
Encompass Health Corp.	42,566	2,103,186
Ensign Group, Inc.	23,776	527,827
HCA Healthcare, Inc. (a)	24,690	2,168,770
Kindred Healthcare, Inc.	153,107	1,485,138
LifePoint Health, Inc. (a)	44,807	2,231,389
Select Medical Holdings Corp. (a)	118,680	2,094,702
Tenet Healthcare Corp. (a) (b)	157,141	2,382,258
Universal Health Services, Inc. Class B	18,780	2,128,713
US Physical Therapy, Inc.	8,325	601,065

		22,428,589

MANAGED HEALTH CARE — 23.6%
Aetna, Inc.	11,463	2,067,811
Anthem, Inc.	9,316	2,096,193
Centene Corp. (a)	20,670	2,085,190
Cigna Corp.	9,976	2,026,026
HealthEquity, Inc. (a)	45,816	2,137,774
Humana, Inc.	8,167	2,025,988
Magellan Health, Inc. (a)	17,931	1,731,238
Molina Healthcare, Inc. (a) (b)	27,888	2,138,452
Triple-S Management Corp. Class B (a)	24,050	597,642
UnitedHealth Group, Inc.	9,355	2,062,403
WellCare Health Plans, Inc. (a)	10,073	2,025,781

		20,994,498

TOTAL COMMON STOCKS (Cost $93,664,046)		88,746,978

SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d)	189,272	189,272
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	2,094,242	2,094,242

TOTAL SHORT-TERM INVESTMENTS (Cost $2,283,514)		2,283,514

TOTAL INVESTMENTS — 102.3% (Cost $95,947,560)		91,030,492
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(2,081,567)

NET ASSETS — 100.0%		$88,948,925

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

51

SPDR S&P Health Care Services ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Health Care Services.	$31,714,393	$—	$—	$31,714,393
Health Care Distributors	13,609,498	—	—	13,609,498
Health Care Facilities	22,428,589	—	—	22,428,589
Managed Health Care	20,994,498	—	—	20,994,498
Short-Term Investments	2,283,514	—	—	2,283,514

TOTAL INVESTMENTS	$91,030,492	$—	$—	$91,030,492

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	154,326	$154,326	$3,616,685	$3,581,739	$—	$—	189,272	$189,272	$1,179
State Street Navigator Securities Lending Government Money Market Portfolio	1,432,587	1,432,587	10,385,668	9,724,013	—	—	2,094,242	2,094,242	5,639

TOTAL		$1,586,913	$14,002,353	$13,305,752	$—	$—		$2,283,514	$6,818

See accompanying notes to financial statements.

52

SPDR S&P Insurance ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
INSURANCE BROKERS — 10.7%
Aon PLC	134,512	$18,024,608
Arthur J Gallagher & Co.	283,531	17,941,842
Brown & Brown, Inc.	358,720	18,459,731
Marsh & McLennan Cos., Inc.	221,364	18,016,816
Willis Towers Watson PLC	119,805	18,053,415

		90,496,412

LIFE & HEALTH INSURANCE — 25.8%
Aflac, Inc.	211,321	18,549,757
American Equity Investment Life Holding Co.	394,882	12,134,724
Athene Holding, Ltd. Class A (a)	361,712	18,704,128
Brighthouse Financial, Inc. (a)	309,399	18,143,157
CNO Financial Group, Inc.	667,200	16,473,168
Genworth Financial, Inc. Class A (a)	3,049,413	9,483,674
Lincoln National Corp.	237,156	18,230,182
MetLife, Inc.	346,457	17,516,866
Primerica, Inc.	161,225	16,372,399
Principal Financial Group, Inc.	259,536	18,312,860
Prudential Financial, Inc.	158,953	18,276,416
Torchmark Corp.	207,038	18,780,417
Unum Group	323,984	17,783,482

		218,761,230

MULTI-LINE INSURANCE — 11.2%
American Financial Group, Inc.	177,732	19,291,031
American International Group, Inc.	312,973	18,646,932
Assurant, Inc.	187,911	18,948,945
Hartford Financial Services Group, Inc.	337,648	19,002,830
Loews Corp.	373,736	18,698,012

		94,587,750

PROPERTY & CASUALTY INSURANCE — 41.0%
Allstate Corp.	181,717	19,027,587
Arch Capital Group, Ltd. (a)	202,451	18,376,477
Argo Group International Holdings, Ltd.	119,437	7,363,291
Aspen Insurance Holdings, Ltd.	453,785	18,423,671
Assured Guaranty, Ltd.	530,396	17,964,513
Axis Capital Holdings, Ltd.	370,637	18,628,216
Chubb, Ltd.	124,159	18,143,355
Cincinnati Financial Corp.	250,361	18,769,564
First American Financial Corp.	332,420	18,628,817
FNF Group	464,759	18,237,143
Hanover Insurance Group, Inc.	174,188	18,826,239
Markel Corp. (a)	16,782	19,116,880
Mercury General Corp.	134,194	7,171,327
Old Republic International Corp.	893,808	19,109,615
ProAssurance Corp.	104,902	5,995,149
Progressive Corp.	338,718	19,076,598
RLI Corp.	113,015	6,855,490
Selective Insurance Group, Inc.	121,026	7,104,226
Travelers Cos., Inc.	139,243	18,886,921
White Mountains Insurance Group, Ltd.	17,462	14,865,051
WR Berkley Corp.	264,610	18,959,306
XL Group, Ltd.	505,213	17,763,289

		347,292,725

REINSURANCE — 11.0%
Alleghany Corp. (a)	31,813	18,963,411
Everest Re Group, Ltd.	87,708	19,406,272
Reinsurance Group of America, Inc.	115,065	17,942,086
RenaissanceRe Holdings, Ltd.	146,995	18,461,102
Validus Holdings, Ltd.	398,283	18,687,438

		93,460,309

TOTAL COMMON STOCKS (Cost $773,202,302)		844,598,426

SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c) (Cost $1,625,260)	1,625,260	1,625,260

TOTAL INVESTMENTS — 99.9% (Cost $774,827,562)		846,223,686
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		972,284

NET ASSETS — 100.0%		$847,195,970

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.

See accompanying notes to financial statements.

53

SPDR S&P Insurance ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Insurance Brokers	$90,496,412	$—	$—	$90,496,412
Life & Health Insurance	218,761,230	—	—	218,761,230
Multi-line Insurance	94,587,750	—	—	94,587,750
Property & Casualty Insurance	347,292,725	—	—	347,292,725
Reinsurance	93,460,309	—	—	93,460,309
Short-Term Investments	1,625,260	—	—	1,625,260

TOTAL INVESTMENTS	$846,223,686	$—	$—	$846,223,686

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/i31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,196,474	$2,196,474	$12,790,146	$13,361,360	$—	$—	1,625,260	$1,625,260	$6,622
State Street Navigator Securities Lending Government Money Market Portfolio	1,523,155	1,523,155	4,591,504	6,114,659	—	—	—	—	891

TOTAL		$3,719,629	$17,381,650	$19,476,019	$—	$—		$1,625,260	$7,513

See accompanying notes to financial statements.

54

SPDR S&P Internet ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
INTERNET & CATALOG RETAIL — 23.4%
Amazon.com, Inc. (a)	44	$51,457
Expedia, Inc.	432	51,741
Groupon, Inc. (a) (b)	8,620	43,962
Liberty Expedia Holdings, Inc. Class A (a)	1,161	51,467
Liberty Interactive Corp. QVC Group Class A (a)	2,050	50,061
Liberty TripAdvisor Holdings, Inc. Class A (a)	5,464	51,498
Liberty Ventures Series A (a)	900	48,816
Netflix, Inc. (a)	270	51,829
Nutrisystem, Inc.	981	51,601
Overstock.com, Inc. (a)	1,127	72,015
PetMed Express, Inc.	1,185	53,918
Priceline Group, Inc. (a)	30	52,132
Shutterfly, Inc. (a)	1,116	55,521
TripAdvisor, Inc. (a) (b)	1,473	50,760
Wayfair, Inc. Class A (a)	687	55,145

		791,923

INTERNET SOFTWARE & SERVICES — 76.6%
2U, Inc. (a) (b)	843	54,382
Actua Corp. (a)	763	11,903
Akamai Technologies, Inc. (a)	899	58,471
Alarm.com Holdings, Inc. (a)	1,355	51,151
Alphabet, Inc. Class C (a)	49	51,274
Alteryx, Inc. Class A (a)	1,834	46,345
ANGI Homeservices, Inc. Class A (a)	2,735	28,608
Appfolio, Inc. Class A (a)	1,220	50,630
Benefitfocus, Inc. (a) (b)	1,135	30,645
Blucora, Inc. (a)	2,515	55,581
Box, Inc. Class A (a)	2,443	51,596
Carbonite, Inc. (a)	1,791	44,954
Cars.com, Inc. (a) (b)	1,899	54,767
Cision, Ltd. (a) (b)	1,212	14,386
Cloudera, Inc. (a) (b)	3,017	49,841
Cornerstone OnDemand, Inc. (a) (b)	1,431	50,557
CoStar Group, Inc. (a)	174	51,669
Coupa Software, Inc. (a)	1,557	48,610
eBay, Inc. (a)	1,350	50,949
Endurance International Group Holdings, Inc. (a)	2,847	23,915
Envestnet, Inc. (a)	1,014	50,548
Etsy, Inc. (a)	2,630	53,784
Facebook, Inc. Class A (a)	284	50,115
Five9, Inc. (a)	2,166	53,890
GoDaddy, Inc. Class A (a)	1,040	52,291
Gogo, Inc. (a) (b)	4,636	52,294
GrubHub, Inc. (a) (b)	745	53,491
GTT Communications, Inc. (a) (b)	1,267	59,486
Hortonworks, Inc. (a)	2,641	53,111
IAC/InterActiveCorp (a)	410	50,135
Instructure, Inc. (a)	1,451	48,028
j2 Global, Inc.	694	52,071
LivePerson, Inc. (a)	2,876	33,074
LogMeIn, Inc.	434	49,693
Match Group, Inc. (a) (b)	1,729	54,135
MINDBODY, Inc. Class A (a) (b)	1,658	50,486
New Relic, Inc. (a)	888	51,300
NIC, Inc.	2,849	47,293
Nutanix, Inc. Class A (a)	1,449	51,121
Okta, Inc. (a)	1,844	47,225
Pandora Media, Inc. (a)	10,370	49,983
Q2 Holdings, Inc. (a)	1,238	45,620
Quotient Technology, Inc. (a)	4,418	51,912
Shutterstock, Inc. (a)	1,178	50,689
SPS Commerce, Inc. (a)	965	46,889
Stamps.com, Inc. (a)	297	55,836
Trade Desk, Inc. Class A (a) (b)	1,123	51,355
TrueCar, Inc. (a) (b)	4,332	48,518
Twilio, Inc. Class A (a) (b)	2,054	48,474
Twitter, Inc. (a)	2,408	57,816
VeriSign, Inc. (a) (b)	450	51,498
Web.com Group, Inc. (a)	1,803	39,305
Yelp, Inc. (a)	1,256	52,702
Zillow Group, Inc. (a) (b)	1,265	51,764

		2,596,166

TOTAL COMMON STOCKS (Cost $2,707,198)		3,388,089

SHORT-TERM INVESTMENTS — 6.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d)	2,720	2,720
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	221,092	221,092

TOTAL SHORT-TERM INVESTMENTS (Cost $223,812)		223,812

TOTAL INVESTMENTS — 106.6% (Cost $2,931,010)		3,611,901
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(222,781)

NET ASSETS — 100.0%		$3,389,120

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

55

SPDR S&P Internet ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Internet & Catalog Retail	$791,923	$—	$—	$791,923
Internet Software & Services	2,596,166	—	—	2,596,166
Short-Term Investments	223,812	—	—	223,812

TOTAL INVESTMENTS	$3,611,901	$—	$—	$3,611,901

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,038	$4,038	$481,164	$482,482	$—	$—	2,720	$2,720	$123
State Street Navigator Securities Lending Government Money Market Portfolio	263,897	263,897	2,012,763	2,055,568	—	—	221,092	221,092	1,749

TOTAL		$267,935	$2,493,927	$2,538,050	$—	$—		$223,812	$1,872

See accompanying notes to financial statements.

56

SPDR S&P Metals & Mining ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALUMINUM — 12.8%
Alcoa Corp. (a)	908,712	$48,952,315
Century Aluminum Co. (a)	2,672,029	52,478,650
Kaiser Aluminum Corp.	174,705	18,667,229

		120,098,194

COAL & CONSUMABLE FUELS — 15.2%
Arch Coal, Inc. Class A (b)	442,866	41,257,397
CONSOL Energy, Inc. (a)	1,482,997	58,593,211
Peabody Energy Corp. (a)	1,098,791	43,259,402

		143,110,010

COPPER — 5.1%
Freeport-McMoRan, Inc. (a) (Cost $40,104,884)	2,513,226	47,650,765

DIVERSIFIED METALS & MINING — 4.3%
Compass Minerals International, Inc. (b)	480,643	34,726,457
Materion Corp.	123,094	5,982,368

		40,708,825

GOLD — 9.2%
McEwen Mining, Inc. (a) (b)	4,038,376	9,207,497
Newmont Mining Corp.	1,062,790	39,875,881
Royal Gold, Inc.	452,445	37,154,783

		86,238,161

SILVER — 6.5%
Coeur Mining, Inc. (a)	3,870,160	29,026,200
Hecla Mining Co.	8,060,923	32,001,864

		61,028,064

STEEL — 46.8%
AK Steel Holding Corp. (a) (b)	7,058,486	39,951,031
Allegheny Technologies, Inc. (a) (b)	1,664,661	40,184,916
Carpenter Technology Corp.	514,330	26,225,687
Cleveland-Cliffs, Inc. (a) (b)	5,869,319	42,317,790
Commercial Metals Co.	1,793,258	38,232,261
Haynes International, Inc.	113,436	3,635,624
Nucor Corp.	625,214	39,751,106
Reliance Steel & Aluminum Co.	452,860	38,850,859
Schnitzer Steel Industries, Inc. Class A	450,217	15,082,269
Steel Dynamics, Inc.	924,352	39,867,302
SunCoke Energy, Inc. (a)	458,577	5,498,338
TimkenSteel Corp. (a) (b)	561,057	8,522,456
United States Steel Corp. (b)	1,132,166	39,840,922
Warrior Met Coal, Inc. (b)	1,095,675	27,556,226
Worthington Industries, Inc.	773,663	34,087,592

		439,604,379

TOTAL COMMON STOCKS (Cost $919,141,367)		938,438,398

SHORT-TERM INVESTMENTS — 4.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d)	494,570	494,570
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	38,756,048	38,756,048

TOTAL SHORT-TERM INVESTMENTS (Cost $39,250,618)		39,250,618

TOTAL INVESTMENTS — 104.1% (Cost $958,391,985)		977,689,016
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(38,581,521)

NET ASSETS — 100.0%		$939,107,495

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aluminum	$120,098,194	$—	$—	$120,098,194
Coal & Consumable Fuels	143,110,010	—	—	143,110,010
Copper	47,650,765	—	—	47,650,765
Diversified Metals & Mining	40,708,825	—	—	40,708,825
Gold	86,238,161	—	—	86,238,161
Silver	61,028,064	—	—	61,028,064
Steel	439,604,379	—	—	439,604,379
Short-Term Investments	39,250,618	—	—	39,250,618

TOTAL INVESTMENTS	$977,689,016	$—	$—	$977,689,016

See accompanying notes to financial statements.

57

SPDR S&P Metals & Mining ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	153,872	$153,872	$10,314,595	$9,973,897	$—	$—	494,570	$494,570	$5,643
State Street Navigator Securities Lending Government Money Market Portfolio	17,092,936	17,092,936	166,347,794	144,684,682	—	—	38,756,048	38,756,048	102,990

TOTAL		$17,246,808	$176,662,389	$154,658,579	$—	$—		$39,250,618	$108,633

See accompanying notes to financial statements.

58

SPDR S&P Oil & Gas Equipment & Services ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 28.4%
Diamond Offshore Drilling, Inc. (a) (b)	629,281	$11,698,334
Ensco PLC Class A (b)	1,839,570	10,871,859
Helmerich & Payne, Inc. (b)	178,255	11,522,403
Nabors Industries, Ltd. (b)	1,711,663	11,690,658
Noble Corp. PLC (a) (b)	2,521,652	11,397,867
Patterson-UTI Energy, Inc.	478,224	11,003,934
Rowan Cos. PLC Class A (a) (b)	724,504	11,345,733
Transocean, Ltd. (a) (b)	1,043,264	11,142,060
Unit Corp. (a)	259,428	5,707,416

		96,380,264

OIL & GAS EQUIPMENT & SERVICES — 71.5%
Archrock, Inc.	279,377	2,933,459
Baker Hughes a GE Co.	341,631	10,809,205
Basic Energy Services, Inc. (a)	236,031	5,539,648
Bristow Group, Inc.	315,453	4,249,152
C&J Energy Services, Inc. (a)	324,506	10,861,216
Core Laboratories NV (b)	102,381	11,215,839
Dril-Quip, Inc. (a)	229,750	10,959,075
Exterran Corp. (a)	97,870	3,077,033
Fairmount Santrol Holdings, Inc. (a) (b)	2,114,192	11,057,224
Forum Energy Technologies, Inc. (a) (b)	457,857	7,119,676
Frank’s International NV	810,182	5,387,710
Halliburton Co.	235,030	11,485,916
Helix Energy Solutions Group, Inc. (a)	1,048,932	7,908,947
Keane Group, Inc. (a) (b)	439,091	8,347,120
Matrix Service Co. (a)	167,812	2,987,054
McDermott International, Inc. (a)	1,258,306	8,279,653
National Oilwell Varco, Inc.	316,979	11,417,584
Newpark Resources, Inc. (a)	338,641	2,912,313
Oceaneering International, Inc.	548,760	11,600,786
Oil States International, Inc. (a)	398,335	11,272,880
ProPetro Holding Corp. (a) (b)	547,852	11,044,696
RPC, Inc. (b)	425,082	10,852,343
Schlumberger, Ltd.	162,742	10,967,183
SEACOR Holdings, Inc. (a)	59,573	2,753,464
Superior Energy Services, Inc. (a)	1,115,282	10,740,166
TechnipFMC PLC	378,055	11,836,902
TETRA Technologies, Inc. (a)	455,170	1,943,576
US Silica Holdings, Inc. (b)	310,569	10,112,127
Weatherford International PLC (a)	3,067,814	12,792,784

		242,464,731

TOTAL COMMON STOCKS (Cost $375,114,078)		338,844,995

SHORT-TERM INVESTMENTS — 10.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d)	112,633	112,633
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	36,844,399	36,844,399

TOTAL SHORT-TERM INVESTMENTS (Cost $36,957,032)		36,957,032

TOTAL INVESTMENTS — 110.8% (Cost $412,071,110)		375,802,027
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.8)%		(36,625,316)

NET ASSETS — 100.0%		$339,176,711

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Oil & Gas Drilling	$96,380,264	$—	$—	$96,380,264
Oil & Gas Equipment & Services	242,464,731	—	—	242,464,731
Short-Term Investments	36,957,032	—	—	36,957,032

TOTAL INVESTMENTS	$375,802,027	$—	$—	$375,802,027

See accompanying notes to financial statements.

59

SPDR S&P Oil & Gas Equipment & Services ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	375,653	$375,653	$5,749,640	$6,012,660	$—	$—	112,633	$112,633	$3,417
State Street Navigator Securities Lending Government Money Market Portfolio	14,191,051	14,191,051	179,603,513	156,950,165	—	—	36,844,399	36,844,399	425,883

TOTAL		$14,566,704	$185,353,153	$162,962,825	$—	$—		$36,957,032	$429,300

See accompanying notes to financial statements.

60

SPDR S&P Pharmaceuticals ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
PHARMACEUTICALS — 99.7%
Aclaris Therapeutics, Inc. (a) (b)	80,022	$1,973,343
Aerie Pharmaceuticals, Inc. (a) (b)	175,423	10,481,524
Akorn, Inc. (a)	498,472	16,065,753
Allergan PLC	97,789	15,996,325
Amphastar Pharmaceuticals, Inc. (a)	63,537	1,222,452
ANI Pharmaceuticals, Inc. (a)	29,236	1,884,260
Bristol-Myers Squibb Co.	262,893	16,110,083
Catalent, Inc. (a)	331,575	13,621,101
Corcept Therapeutics, Inc. (a) (b)	546,824	9,875,641
Depomed, Inc. (a)	361,580	2,910,719
Dermira, Inc. (a) (b)	129,007	3,587,685
Eli Lilly & Co.	189,818	16,032,028
Endo International PLC (a)	2,113,261	16,377,773
Horizon Pharma PLC (a)	778,565	11,367,049
Impax Laboratories, Inc. (a)	500,846	8,339,086
Innoviva, Inc. (a)	322,120	4,570,883
Intersect ENT, Inc. (a)	80,051	2,593,652
Intra-Cellular Therapies, Inc. (a)	214,729	3,109,276
Jazz Pharmaceuticals PLC (a)	118,077	15,899,068
Johnson & Johnson	116,717	16,307,699
Lannett Co., Inc. (a) (b)	174,702	4,053,086
Mallinckrodt PLC (a)	735,863	16,601,069
Medicines Co. (a) (b)	478,553	13,083,639
Merck & Co., Inc.	295,298	16,616,418
Mylan NV (a)	424,349	17,954,206
MyoKardia, Inc. (a)	133,296	5,611,762
Nektar Therapeutics (a)	200,779	11,990,522
Omeros Corp. (a) (b)	229,408	4,457,397
Pacira Pharmaceuticals, Inc. (a)	210,890	9,627,129
Paratek Pharmaceuticals, Inc. (a) (b)	173,420	3,104,218
Perrigo Co. PLC	191,701	16,708,659
Pfizer, Inc.	459,144	16,630,196
Phibro Animal Health Corp. Class A	38,127	1,277,255
Prestige Brands Holdings, Inc. (a)	179,686	7,979,855
Revance Therapeutics, Inc. (a)	40,112	1,434,004
Supernus Pharmaceuticals, Inc. (a)	172,161	6,860,616
TherapeuticsMD, Inc. (a) (b)	772,754	4,667,434
Theravance Biopharma, Inc. (a) (b)	69,888	1,949,176
WaVe Life Sciences, Ltd. (a) (b)	22,365	785,012
Zoetis, Inc.	228,290	16,446,012
Zogenix, Inc. (a)	277,900	11,129,895

TOTAL COMMON STOCKS (Cost $422,239,908)		377,292,960

SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d)	1,012,681	1,012,681
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	15,676,671	15,676,671

TOTAL SHORT-TERM INVESTMENTS (Cost $16,689,352)		16,689,352

TOTAL INVESTMENTS — 104.1% (Cost $438,929,260)		393,982,312
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(15,593,999)

NET ASSETS — 100.0%		$378,388,313

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Pharmaceuticals	$377,292,960	$—	$—	$377,292,960
Short-Term Investments	16,689,352	—	—	16,689,352

TOTAL INVESTMENTS	$393,982,312	$—	$—	$393,982,312

See accompanying notes to financial statements.

61

SPDR S&P Pharmaceuticals ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,885	$8,885	$5,982,208	$4,978,412	$—	$—	1,012,681	$1,012,681	$2,509	$—
State Street Navigator Securities Lending Government Money Market Portfolio	15,391,617	15,391,617	65,946,353	65,661,299	—	—	15,676,671	15,676,671	420,853	—

TOTAL		$15,400,502	$71,928,561	$70,639,711	$—	$—		$16,689,352	$423,362	$—

See accompanying notes to financial statements.

62

SPDR S&P Retail ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
APPAREL RETAIL — 23.2%
Abercrombie & Fitch Co. Class A	424,957	$7,407,001
American Eagle Outfitters, Inc.	444,174	8,350,471
Buckle, Inc. (a)	207,742	4,933,872
Burlington Stores, Inc. (b)	67,757	8,336,144
Caleres, Inc.	157,980	5,289,170
Cato Corp. Class A	141,955	2,259,924
Chico’s FAS, Inc.	842,918	7,434,537
Children’s Place, Inc. (a)	56,038	8,145,123
DSW, Inc. Class A (a)	344,794	7,382,040
Express, Inc. (b)	682,073	6,923,041
Finish Line, Inc. Class A	688,267	10,000,519
Foot Locker, Inc.	170,177	7,977,898
Gap, Inc.	228,558	7,784,685
Genesco, Inc. (b)	241,966	7,863,895
Guess?, Inc. (a)	458,035	7,731,631
L Brands, Inc. (a)	133,569	8,043,525
Ross Stores, Inc.	99,586	7,991,776
Tailored Brands, Inc.	391,625	8,549,174
TJX Cos., Inc.	103,617	7,922,556
Urban Outfitters, Inc. (b)	231,316	8,109,939

		148,436,921

AUTOMOTIVE RETAIL — 14.2%
Advance Auto Parts, Inc.	76,262	7,602,559
Asbury Automotive Group, Inc. (b)	107,177	6,859,328
AutoNation, Inc. (a) (b)	137,654	7,065,780
AutoZone, Inc. (b)	10,602	7,541,945
Camping World Holdings, Inc. Class A	166,061	7,427,908
CarMax, Inc. (b)	113,367	7,270,226
Group 1 Automotive, Inc.	94,380	6,698,148
Lithia Motors, Inc. Class A	63,625	7,227,164
Monro, Inc. (a)	141,060	8,033,367
Murphy USA, Inc. (b)	94,511	7,594,904
O’Reilly Automotive, Inc. (b)	30,453	7,325,165
Penske Automotive Group, Inc.	158,662	7,591,977
Sonic Automotive, Inc. Class A	138,392	2,553,332

		90,791,803

COMPUTER & ELECTRONICS RETAIL — 4.8%
Best Buy Co., Inc.	120,014	8,217,358
Conn’s, Inc. (a) (b)	229,843	8,170,919
GameStop Corp. Class A (a)	398,633	7,155,462
Rent-A-Center, Inc. (a)	649,706	7,211,737

		30,755,476

DEPARTMENT STORES — 6.1%
Dillard’s, Inc. Class A (a)	130,196	7,818,270
JC Penney Co., Inc. (a) (b)	2,376,854	7,510,859
Kohl’s Corp. (a)	153,727	8,336,615
Macy’s, Inc. (a)	296,686	7,473,520
Nordstrom, Inc.	167,219	7,922,836

		39,062,100

DRUG RETAIL — 3.6%
CVS Health Corp.	104,663	7,588,067
Rite Aid Corp. (a) (b)	4,028,071	7,935,300
Walgreens Boots Alliance, Inc.	106,929	7,765,184

		23,288,551

FOOD RETAIL — 5.4%
Casey’s General Stores, Inc. (a)	61,331	6,865,392
Ingles Markets, Inc. Class A	41,329	1,429,984
Kroger Co.	286,878	7,874,801
Sprouts Farmers Market, Inc. (b)	321,679	7,832,884
SUPERVALU, Inc. (b)	390,702	8,439,163
Weis Markets, Inc.	51,201	2,119,209

		34,561,433

GENERAL MERCHANDISE STORES — 6.1%
Big Lots, Inc.	128,513	7,216,005
Dollar General Corp.	81,973	7,624,309
Dollar Tree, Inc. (b)	70,423	7,557,092
Ollie’s Bargain Outlet Holdings, Inc. (b)	153,500	8,173,875
Target Corp.	124,734	8,138,893

		38,710,174

HYPERMARKETS & SUPER CENTERS — 3.2%
Costco Wholesale Corp.	40,646	7,565,033
PriceSmart, Inc.	59,700	5,140,170
Wal-Mart Stores, Inc.	79,225	7,823,469

		20,528,672

INTERNET RETAIL — 18.2%
Amazon.com, Inc. (b)	6,586	7,702,129
Expedia, Inc.	65,090	7,795,829
Groupon, Inc. (a) (b)	1,317,268	6,718,067
Liberty Expedia Holdings, Inc. Class A (b)	174,954	7,755,711
Liberty Interactive Corp. QVC Group Class A (b)	308,755	7,539,797
Liberty TripAdvisor Holdings, Inc. Class A (b)	536,246	5,054,119
Liberty Ventures Series A (b)	135,460	7,347,350
Netflix, Inc. (b)	40,627	7,798,759
Nutrisystem, Inc.	147,723	7,770,230
Overstock.com, Inc. (a) (b)	169,784	10,849,198
PetMed Express, Inc. (a)	178,478	8,120,749
Priceline Group, Inc. (b)	4,450	7,732,943
Shutterfly, Inc. (b)	168,183	8,367,104
TripAdvisor, Inc. (a) (b)	221,865	7,645,468
Wayfair, Inc. Class A (a) (b)	103,473	8,305,778

		116,503,231

SPECIALTY STORES — 15.0%
Barnes & Noble, Inc.	609,438	4,083,235
Dick’s Sporting Goods, Inc.	247,735	7,119,904
Five Below, Inc. (b)	113,993	7,560,016
GNC Holdings, Inc. Class A (a)	1,435,053	5,295,345
Hibbett Sports, Inc. (b)	260,735	5,318,994
MarineMax, Inc. (b)	131,150	2,478,735
Michaels Cos., Inc. (b)	344,773	8,340,059
Office Depot, Inc.	2,340,435	8,285,140
Party City Holdco, Inc. (a) (b)	445,756	6,218,296
Sally Beauty Holdings, Inc. (a) (b)	448,564	8,415,061
Signet Jewelers, Ltd. (a)	143,816	8,132,795
Tiffany & Co.	79,896	8,305,189
Tractor Supply Co.	113,095	8,453,851

See accompanying notes to financial statements.

63

SPDR S&P Retail ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Ulta Salon Cosmetics & Fragrance, Inc. (b)	34,055	$7,616,741

		95,623,361

TOTAL COMMON STOCKS (Cost $681,517,876)		638,261,722

SHORT-TERM INVESTMENTS — 5.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d)	780,730	780,730
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	33,354,029	33,354,029

TOTAL SHORT-TERM INVESTMENTS (Cost $34,134,759)		34,134,759

TOTAL INVESTMENTS — 105.2% (Cost $715,652,635)		672,396,481
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(32,940,243)

NET ASSETS — 100.0%		$639,456,238

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Apparel Retail	$148,436,921	$—	$—	$148,436,921
Automotive Retail	90,791,803	—	—	90,791,803
Computer & Electronics Retail	30,755,476	—	—	30,755,476
Department Stores	39,062,100	—	—	39,062,100
Drug Retail	23,288,551	—	—	23,288,551
Food Retail	34,561,433	—	—	34,561,433
General Merchandise Stores	38,710,174	—	—	38,710,174
Hypermarkets & Super Centers	20,528,672	—	—	20,528,672
Internet Retail	116,503,231	—	—	116,503,231
Specialty Stores	95,623,361	—	—	95,623,361
Short-Term Investments	34,134,759	—	—	34,134,759

TOTAL INVESTMENTS	$672,396,481	$—	$—	$672,396,481

See accompanying notes to financial statements.

64

SPDR S&P Retail ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,644,349	$3,644,349	$30,037,755	$32,901,374	$—	$—	780,730	$780,730	$4,816
State Street Navigator Securities Lending Government Money Market Portfolio	9,902,611	9,902,611	143,458,087	120,006,669	—	—	33,354,029	33,354,029	731,695

TOTAL		$13,546,960	$173,495,842	$152,908,043	$—	$—		$34,134,759	$736,511

See accompanying notes to financial statements.

65

SPDR S&P Semiconductor ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a) (b)	1,019,873	$10,484,295
Analog Devices, Inc.	118,513	10,551,212
Broadcom, Ltd.	38,968	10,010,879
Cavium, Inc. (a)	118,466	9,931,005
CEVA, Inc. (a)	87,735	4,048,970
Cirrus Logic, Inc. (a)	202,857	10,520,164
Cree, Inc. (a)	291,608	10,830,321
Cypress Semiconductor Corp.	661,760	10,085,222
Diodes, Inc. (a)	217,657	6,240,226
First Solar, Inc. (a)	144,740	9,772,845
Impinj, Inc. (a) (b)	432,886	9,752,922
Inphi Corp. (a) (b)	274,999	10,064,963
Integrated Device Technology, Inc. (a)	339,585	10,095,862
Intel Corp.	233,872	10,795,532
Lattice Semiconductor Corp. (a)	633,670	3,662,613
MACOM Technology Solutions Holdings, Inc. (a) (b)	314,276	10,226,541
Marvell Technology Group, Ltd.	460,019	9,876,608
Maxim Integrated Products, Inc.	195,353	10,213,055
MaxLinear, Inc. (a)	321,793	8,501,771
Microchip Technology, Inc. (b)	115,939	10,188,719
Micron Technology, Inc. (a)	234,654	9,648,973
Microsemi Corp. (a)	198,706	10,263,165
Monolithic Power Systems, Inc.	89,840	10,094,422
NVIDIA Corp.	52,965	10,248,728
ON Semiconductor Corp. (a)	522,015	10,930,994
Power Integrations, Inc.	96,236	7,078,158
Qorvo, Inc. (a)	149,349	9,946,643
QUALCOMM, Inc.	157,784	10,101,332
Rambus, Inc. (a)	426,178	6,060,251
Semtech Corp. (a)	294,892	10,085,306
Silicon Laboratories, Inc. (a)	113,484	10,020,637
Skyworks Solutions, Inc.	105,306	9,998,805
SunPower Corp. (a) (b)	1,215,554	10,247,120
Synaptics, Inc. (a) (b)	260,506	10,404,610
Texas Instruments, Inc.	103,461	10,805,467
Xilinx, Inc.	147,948	9,974,654

TOTAL COMMON STOCKS (Cost $321,885,171)		341,762,990

SHORT-TERM INVESTMENTS — 6.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d)	159,452	159,452
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	23,267,410	23,267,410

TOTAL SHORT-TERM INVESTMENTS (Cost $23,426,862)		23,426,862

TOTAL INVESTMENTS — 106.8% (Cost $345,312,033)		365,189,852
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.8)%		(23,209,779)

NET ASSETS — 100.0%		$341,980,073

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Semiconductors	$341,762,990	$—	$—	$341,762,990
Short-Term Investments	23,426,862	—	—	23,426,862

TOTAL INVESTMENTS	$365,189,852	$—	$—	$365,189,852

See accompanying notes to financial statements.

66

SPDR S&P Semiconductor ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	381,605	$381,605	$1,678,886	$1,901,039	$—	$—	159,452	$159,452	$2,693
State Street Navigator Securities Lending Government Money Market Portfolio	5,441,660	5,441,660	49,787,016	31,961,266	—	—	23,267,410	23,267,410	144,963

TOTAL		$5,823,265	$51,465,902	$33,862,305	$—	$—		$23,426,862	$147,656

See accompanying notes to financial statements.

67

SPDR S&P Software & Services ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
APPLICATION SOFTWARE — 37.0%
8x8, Inc. (a)	30,874	$435,323
ACI Worldwide, Inc. (a)	19,838	449,727
Adobe Systems, Inc. (a)	2,596	454,923
ANSYS, Inc. (a)	3,040	448,674
Aspen Technology, Inc. (a)	6,790	449,498
Autodesk, Inc. (a)	4,145	434,520
Blackbaud, Inc.	4,722	446,182
Blackline, Inc. (a) (b)	12,997	426,302
Bottomline Technologies de, Inc. (a)	13,339	462,597
BroadSoft, Inc. (a) (b)	8,223	451,443
Cadence Design Systems, Inc. (a)	10,197	426,439
Callidus Software, Inc. (a)	16,353	468,513
CDK Global, Inc.	6,371	454,125
Citrix Systems, Inc. (a)	5,145	452,760
Ebix, Inc. (b)	5,799	459,571
Ellie Mae, Inc. (a) (b)	5,079	454,063
Everbridge, Inc. (a)	16,591	493,084
Fair Isaac Corp.	2,824	432,637
Glu Mobile, Inc. (a)	106,642	388,177
Guidewire Software, Inc. (a)	6,184	459,224
HubSpot, Inc. (a) (b)	5,438	480,719
Intuit, Inc.	2,903	458,035
Manhattan Associates, Inc. (a)	10,008	495,796
MicroStrategy, Inc. Class A (a)	3,260	428,038
Monotype Imaging Holdings, Inc.	18,056	435,150
Nuance Communications, Inc. (a)	28,878	472,155
Paycom Software, Inc. (a) (b)	5,728	460,130
Paylocity Holding Corp. (a)	9,941	468,818
Pegasystems, Inc.	8,946	421,804
PROS Holdings, Inc. (a) (b)	18,034	476,999
PTC, Inc. (a)	7,199	437,483
RealPage, Inc. (a)	10,015	443,664
RingCentral, Inc. Class A (a)	9,196	445,086
salesforce.com, Inc. (a)	4,294	438,976
Silver Spring Networks, Inc. (a)	27,350	444,164
Snap, Inc. Class A (a)	29,903	436,883
Splunk, Inc. (a)	5,603	464,152
SS&C Technologies Holdings, Inc.	10,932	442,527
Synchronoss Technologies, Inc. (a) (b)	47,966	428,816
Synopsys, Inc. (a)	4,907	418,273
Tyler Technologies, Inc. (a)	2,419	428,284
Ultimate Software Group, Inc. (a)	2,077	453,264
Verint Systems, Inc. (a)	11,391	476,713
Workday, Inc. Class A (a) (b)	4,236	430,971
Workiva, Inc. (a)	13,707	293,330
Zendesk, Inc. (a)	13,176	445,876

		20,473,888

DATA PROCESSING & OUTSOURCED SERVICES — 29.8%
Alliance Data Systems Corp.	1,933	489,977
Automatic Data Processing, Inc.	3,884	455,166
Black Knight, Inc. (a)	9,751	430,507
Blackhawk Network Holdings, Inc. (a)	12,968	462,309
Broadridge Financial Solutions, Inc.	5,033	455,889
Cardtronics PLC Class A (a)	25,530	472,816
Conduent, Inc. (a)	29,814	481,794
Convergys Corp.	19,110	449,085
CoreLogic, Inc. (a)	9,909	457,895
CSG Systems International, Inc.	10,269	449,988
DST Systems, Inc.	7,292	452,614
Euronet Worldwide, Inc. (a)	4,748	400,114
Everi Holdings, Inc. (a)	58,830	443,578
EVERTEC, Inc.	33,500	457,275
ExlService Holdings, Inc. (a)	7,362	444,297
Fidelity National Information Services, Inc.	4,634	436,013
First Data Corp. Class A (a)	27,278	455,815
Fiserv, Inc. (a)	3,372	442,170
FleetCor Technologies, Inc. (a)	2,417	465,103
Genpact, Ltd.	13,646	433,124
Global Payments, Inc.	4,535	454,588
Jack Henry & Associates, Inc.	3,787	442,927
Mastercard, Inc. Class A	3,006	454,988
MAXIMUS, Inc.	6,272	448,950
Paychex, Inc.	6,436	438,163
PayPal Holdings, Inc. (a)	6,180	454,972
Sabre Corp.	23,340	478,470
Square, Inc. Class A (a) (b)	11,661	404,287
Sykes Enterprises, Inc. (a)	14,681	461,717
Syntel, Inc. (a)	17,296	397,635
TeleTech Holdings, Inc.	6,847	275,592
Total System Services, Inc.	5,884	465,366
Travelport Worldwide, Ltd.	34,426	449,948
Vantiv, Inc. Class A (a) (b)	5,941	436,960
Visa, Inc. Class A (b)	3,945	449,809
Western Union Co.	22,907	435,462
WEX, Inc. (a)	3,512	496,000

		16,481,363

HOME ENTERTAINMENT SOFTWARE — 3.3%
Activision Blizzard, Inc.	7,217	456,980
Electronic Arts, Inc. (a)	4,281	449,762
Take-Two Interactive Software, Inc. (a)	4,219	463,162
Zynga, Inc. Class A (a)	119,179	476,716

		1,846,620

IT CONSULTING & OTHER SERVICES — 13.3%
Accenture PLC Class A	2,993	458,198
Acxiom Corp. (a)	16,603	457,579
Booz Allen Hamilton Holding Corp.	11,793	449,667
CACI International, Inc. Class A (a)	3,328	440,461
Cognizant Technology Solutions Corp. Class A	6,275	445,650
CSRA, Inc.	15,409	461,037
DXC Technology Co.	4,630	439,387
EPAM Systems, Inc. (a)	4,420	474,841
Gartner, Inc. (a)	3,733	459,719
International Business Machines Corp.	2,869	440,162
Leidos Holdings, Inc.	7,026	453,669
ManTech International Corp. Class A	8,925	447,946
Perficient, Inc. (a)	11,868	226,323
Science Applications International Corp.	5,554	425,270
Teradata Corp. (a)	11,812	454,290
Unisys Corp. (a) (b)	48,583	395,951
Virtusa Corp. (a)	10,056	443,268

		7,373,418

See accompanying notes to financial statements.

68

SPDR S&P Software & Services ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
SYSTEMS SOFTWARE — 16.4%
A10 Networks, Inc. (a)	40,733	$314,459
Barracuda Networks, Inc. (a)	16,134	443,685
CA, Inc.	13,267	441,526
CommVault Systems, Inc. (a)	8,333	437,483
Dell Technologies, Inc. Class V (a)	5,832	474,025
FireEye, Inc. (a)	32,418	460,336
Fortinet, Inc. (a)	10,740	469,231
Imperva, Inc. (a)	10,690	424,393
Microsoft Corp.	5,354	457,981
Oracle Corp.	8,955	423,392
Progress Software Corp.	10,909	464,396
Proofpoint, Inc. (a) (b)	5,241	465,453
Qualys, Inc. (a)	7,709	457,529
Red Hat, Inc. (a)	3,545	425,755
ServiceNow, Inc. (a)	3,698	482,182
Symantec Corp.	16,105	451,906
Tableau Software, Inc. Class A (a)	6,204	429,317
TiVo Corp.	27,760	433,056
Varonis Systems, Inc. (a)	9,517	462,050
VASCO Data Security International, Inc. (a)	14,611	203,093
VMware, Inc. Class A (a) (b)	3,767	472,080

		9,093,328

TOTAL COMMON STOCKS (Cost $43,050,391)		55,268,617

SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d)	77,956	77,956
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	1,473,039	1,473,039

TOTAL SHORT-TERM INVESTMENTS (Cost $1,550,995)		1,550,995

TOTAL INVESTMENTS — 102.6% (Cost $44,601,386)		56,819,612
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(1,456,401)

NET ASSETS — 100.0%		$55,363,211

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Application Software	$20,473,888	$—	$—	$20,473,888
Data Processing & Outsourced Services	16,481,363	—	—	16,481,363
Home Entertainment Software	1,846,620	—	—	1,846,620
IT Consulting & Other Services	7,373,418	—	—	7,373,418
Systems Software	9,093,328	—	—	9,093,328
Short-Term Investments	1,550,995	—	—	1,550,995

TOTAL INVESTMENTS	$56,819,612	$—	$—	$56,819,612

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	108,587	$108,587	$855,324	$885,955	$—	$—	77,956	$77,956	$526
State Street Navigator Securities Lending Government Money Market Portfolio	93,815	93,815	6,085,415	4,706,191	—	—	1,473,039	1,473,039	1,306

TOTAL		$202,402	$6,940,739	$5,592,146	$—	$—		$1,550,995	$1,832

See accompanying notes to financial statements.

69

SPDR S&P Technology Hardware ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
DATA PROCESSING & OUTSOURCED SERVICES — 2.7%
Xerox Corp. (Cost $97,637)	3,336	$97,244

ELECTRONIC COMPONENTS — 27.4%
Amphenol Corp. Class A	1,109	97,370
AVX Corp.	1,211	20,950
Belden, Inc.	1,204	92,913
Corning, Inc.	3,064	98,018
Dolby Laboratories, Inc. Class A	1,604	99,448
II-VI, Inc. (a)	2,233	104,839
Knowles Corp. (a)	5,646	82,770
Littelfuse, Inc.	500	98,910
Rogers Corp. (a)	639	103,467
Universal Display Corp. (b)	574	99,101
Vishay Intertechnology, Inc. (b)	4,645	96,384

		994,170

ELECTRONIC EQUIPMENT & INSTRUMENTS — 37.5%
Badger Meter, Inc.	880	42,064
Cognex Corp.	1,533	93,758
Coherent, Inc. (a)	338	95,390
Control4 Corp. (a)	3,264	97,137
Electro Scientific Industries, Inc. (a)	2,829	60,626
FARO Technologies, Inc. (a)	591	27,777
Fitbit, Inc. Class A (a) (b)	14,223	81,213
FLIR Systems, Inc.	2,128	99,207
Itron, Inc. (a)	1,432	97,663
Keysight Technologies, Inc. (a)	2,287	95,139
MTS Systems Corp.	423	22,715
National Instruments Corp.	2,297	95,624
Novanta, Inc. (a)	1,485	74,250
OSI Systems, Inc. (a)	1,379	88,780
Trimble, Inc. (a)	2,395	97,333
VeriFone Systems, Inc. (a)	5,468	96,838
Zebra Technologies Corp. Class A (a)	915	94,977

		1,360,491

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 32.2%
Apple, Inc.	585	99,000
3D Systems Corp. (a) (b)	10,359	89,502
Cray, Inc. (a)	1,598	38,672
Diebold Nixdorf, Inc. (b)	5,492	89,794
Electronics For Imaging, Inc. (a)	3,419	100,963
Hewlett Packard Enterprise Co.	6,883	98,840
HP, Inc.	4,684	98,411
NCR Corp. (a)	3,127	106,287
NetApp, Inc.	1,701	94,099
Pure Storage, Inc. Class A (a)	5,721	90,735
Seagate Technology PLC (b)	2,448	102,424
Super Micro Computer, Inc. (a)	3,058	63,989
Western Digital Corp.	1,212	96,390

		1,169,106

TOTAL COMMON STOCKS (Cost $2,756,875)		3,621,011

SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d)	1,172	1,172
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	83,907	83,907

TOTAL SHORT-TERM INVESTMENTS (Cost $85,079)		85,079

TOTAL INVESTMENTS — 102.2% (Cost $2,841,954)		3,706,090
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(79,257)

NET ASSETS — 100.0%		$3,626,833

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Data Processing & Outsourced Services	$97,244	$—	$—	$97,244
Electronic Components	994,170	—	—	994,170
Electronic Equipment & Instruments	1,360,491	—	—	1,360,491
Technology Hardware, Storage & Peripherals	1,169,106	—	—	1,169,106
Short-Term Investments	85,079	—	—	85,079

TOTAL INVESTMENTS	$3,706,090	$—	$—	$3,706,090

See accompanying notes to financial statements.

70

SPDR S&P Technology Hardware ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,309	$8,309	$309,798	$316,935	$—	$—	1,172	$1,172	$114
State Street Navigator Securities Lending Government Money Market Portfolio	17,969	17,969	707,698	641,760	—	—	83,907	83,907	1,344

TOTAL		$26,278	$1,017,496	$958,695	$—	$—		$85,079	$1,458

See accompanying notes to financial statements.

71

SPDR S&P Telecom ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
ALTERNATIVE CARRIERS — 14.3%
CenturyLink, Inc.	76,715	$1,279,606
Cogent Communications Holdings, Inc. (a)	24,816	1,124,165
Globalstar, Inc. (a) (b)	335,362	439,324
Iridium Communications, Inc. (a) (b)	53,506	631,371
ORBCOMM, Inc. (b)	52,667	536,150
Vonage Holdings Corp. (b)	112,642	1,145,569
Zayo Group Holdings, Inc. (b)	32,696	1,203,213

		6,359,398

COMMUNICATIONS EQUIPMENT — 60.7%
Acacia Communications, Inc. (a) (b)	27,795	1,007,013
ADTRAN, Inc.	24,432	472,759
Applied Optoelectronics, Inc. (a) (b)	29,088	1,100,108
Arista Networks, Inc. (b)	5,051	1,189,915
ARRIS International PLC (b)	38,397	986,419
CalAmp Corp. (b)	20,238	433,700
Ciena Corp. (b)	53,770	1,125,406
Cisco Systems, Inc.	29,923	1,146,051
CommScope Holding Co., Inc. (b)	29,686	1,123,021
Comtech Telecommunications Corp.	13,684	302,690
EchoStar Corp. Class A (b)	9,738	583,306
Extreme Networks, Inc. (b)	89,602	1,121,817
F5 Networks, Inc. (b)	8,478	1,112,483
Finisar Corp. (a) (b)	61,599	1,253,540
Infinera Corp. (a) (b)	120,082	760,119
InterDigital, Inc.	14,568	1,109,353
Juniper Networks, Inc.	39,655	1,130,167
Lumentum Holdings, Inc. (a) (b)	22,690	1,109,541
Motorola Solutions, Inc.	12,164	1,098,896
NETGEAR, Inc. (b)	21,601	1,269,059
NetScout Systems, Inc. (b)	37,702	1,148,026
Oclaro, Inc. (a) (b)	160,314	1,080,516
Palo Alto Networks, Inc. (b)	7,821	1,133,576
Plantronics, Inc.	12,362	622,798
Ubiquiti Networks, Inc. (a) (b)	17,093	1,213,945
ViaSat, Inc. (a) (b)	15,668	1,172,750
Viavi Solutions, Inc. (b)	127,597	1,115,198

		26,922,172

INTEGRATED TELECOMMUNICATION SERVICES — 13.2%
AT&T, Inc.	30,640	1,191,283
ATN International, Inc.	7,321	404,558
Cincinnati Bell, Inc. (b)	22,076	460,285
Consolidated Communications Holdings, Inc.	68,166	830,944
Frontier Communications Corp. (a)	115,426	780,280
General Communication, Inc. Class A (b)	9,247	360,818
Verizon Communications, Inc.	22,028	1,165,942
Windstream Holdings, Inc. (a)	352,750	652,587

		5,846,697

WIRELESS TELECOMMUNICATION SERVICES — 11.3%
Boingo Wireless, Inc. (b)	34,912	785,520
Shenandoah Telecommunications Co.	13,928	470,766
Sprint Corp. (a) (b)	206,876	1,218,500
Telephone & Data Systems, Inc.	42,324	1,176,607
T-Mobile US, Inc. (b)	17,995	1,142,863
United States Cellular Corp. (b)	5,972	224,726

		5,018,982

TOTAL COMMON STOCKS (Cost $48,658,128)		44,147,249

SHORT-TERM INVESTMENTS — 10.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d)	174,493	174,493
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	4,558,501	4,558,501

TOTAL SHORT-TERM INVESTMENTS (Cost $4,732,994)		4,732,994

TOTAL INVESTMENTS — 110.2% (Cost $53,391,122)		48,880,243
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.2)%		(4,508,845)

NET ASSETS — 100.0%		$44,371,398

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

72

SPDR S&P Telecom ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Alternative Carriers	$6,359,398	$—	$—	$6,359,398
Communications Equipment	26,922,172	—	—	26,922,172
Integrated Telecommunication Services	5,846,697	—	—	5,846,697
Wireless Telecommunication Services	5,018,982	—	—	5,018,982
Short-Term Investments	4,732,994	—	—	4,732,994

TOTAL INVESTMENTS	$48,880,243	$—	$—	$48,880,243

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	38,624	$38,624	$2,588,258	$2,452,389	$—	$—	174,493	$174,493	$834
State Street Navigator Securities Lending Government Money Market Portfolio	7,302,367	7,302,367	26,805,670	29,549,536	—	—	4,558,501	4,558,501	331,677

TOTAL		$7,340,991	$29,393,928	$32,001,925	$—	$—		$4,732,994	$332,511

See accompanying notes to financial statements.

73

SPDR S&P Transportation ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 23.4%
Air Transport Services Group, Inc. (a)	191,827	$4,438,876
Atlas Air Worldwide Holdings, Inc. (a)	99,090	5,811,629
C.H. Robinson Worldwide, Inc. (b)	64,169	5,716,816
Echo Global Logistics, Inc. (a)	160,194	4,485,432
Expeditors International of Washington, Inc.	87,979	5,691,362
FedEx Corp.	23,540	5,874,172
Forward Air Corp.	54,482	3,129,446
Hub Group, Inc. Class A (a)	120,719	5,782,440
United Parcel Service, Inc. Class B	47,438	5,652,238
XPO Logistics, Inc. (a) (b)	73,460	6,728,201

		53,310,612

AIRLINES — 25.6%
Alaska Air Group, Inc.	81,402	5,983,861
Allegiant Travel Co. (b)	38,143	5,902,629
American Airlines Group, Inc.	111,215	5,786,517
Delta Air Lines, Inc.	106,176	5,945,856
Hawaiian Holdings, Inc.	140,284	5,590,317
JetBlue Airways Corp. (a)	256,959	5,740,464
SkyWest, Inc.	108,046	5,737,243
Southwest Airlines Co.	89,545	5,860,720
Spirit Airlines, Inc. (a) (b)	129,997	5,830,366
United Continental Holdings, Inc. (a)	89,260	6,016,124

		58,394,097

AIRPORT SERVICES — 2.4%
Macquarie Infrastructure Corp. (Cost $6,603,382)	86,761	5,570,056

MARINE — 3.8%
Kirby Corp. (a)	88,282	5,897,238
Matson, Inc.	90,392	2,697,297

		8,594,535

RAILROADS — 12.4%
CSX Corp.	100,518	5,529,495
Genesee & Wyoming, Inc. Class A (a)	72,202	5,684,463
Kansas City Southern	50,744	5,339,284
Norfolk Southern Corp.	40,292	5,838,311
Union Pacific Corp.	43,952	5,893,963

		28,285,516

TRUCKING — 32.3%
AMERCO	14,840	5,608,184
ArcBest Corp.	80,460	2,876,445
Avis Budget Group, Inc. (a) (b)	139,872	6,137,583
Heartland Express, Inc.	183,626	4,285,831
Hertz Global Holdings, Inc. (a)	280,776	6,205,150
JB Hunt Transport Services, Inc.	50,478	5,803,960
Knight-Swift Transportation Holdings, Inc.	131,584	5,752,853
Landstar System, Inc.	54,022	5,623,690
Marten Transport, Ltd.	81,744	1,659,403
Old Dominion Freight Line, Inc.	43,432	5,713,480
Ryder System, Inc.	68,787	5,789,802
Saia, Inc. (a)	62,861	4,447,416
Schneider National, Inc. Class B (b)	167,395	4,780,801
Werner Enterprises, Inc.	145,855	5,637,296
YRC Worldwide, Inc. (a)	243,996	3,508,662

		73,830,556

TOTAL COMMON STOCKS (Cost $201,044,582)		227,985,372

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d) (Cost $111,076)	111,076	111,076

TOTAL INVESTMENTS — 100.0% (Cost $201,155,658)		228,096,448
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		16,321

NET ASSETS — 100.0%		$228,112,769

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.

See accompanying notes to financial statements.

74

SPDR S&P Transportation ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Air Freight & Logistics	$53,310,612	$—	$—	$53,310,612
Airlines	58,394,097	—	—	58,394,097
Airport Services	5,570,056	—	—	5,570,056
Marine	8,594,535	—	—	8,594,535
Railroads	28,285,516	—	—	28,285,516
Trucking	73,830,556	—	—	73,830,556
Short-Term Investments	111,076	—	—	111,076

TOTAL INVESTMENTS	$228,096,448	$—	$—	$228,096,448

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	282,679	$282,679	$1,477,337	$1,648,940	$—	$—	111,076	$111,076	$1,528
State Street Navigator Securities Lending Government Money Market Portfolio	5,012,644	5,012,644	19,946,844	24,959,488	—	—	—	—	13,786

TOTAL		$5,295,323	$21,424,187	$26,608,428	$—	$—		$111,076	$15,314

See accompanying notes to financial statements.

75

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 5.0%
Arconic, Inc.	41,252	$1,124,117
Lockheed Martin Corp.	27,522	8,835,938
Northrop Grumman Corp.	16,657	5,112,200
Spirit AeroSystems Holdings, Inc. Class A	11,752	1,025,362
Teledyne Technologies, Inc. (a)	3,119	565,007
Textron, Inc.	25,874	1,464,209

		18,126,833

AIRLINES — 1.3%
Alaska Air Group, Inc.	11,689	859,258
Southwest Airlines Co.	57,860	3,786,937

		4,646,195

BANKS — 3.6%
Bank of Hawaii Corp.	3,955	338,943
BankUnited, Inc.	10,226	416,403
Comerica, Inc.	17,197	1,492,872
East West Bancorp, Inc.	13,452	818,285
Signature Bank (a)	5,043	692,202
Umpqua Holdings Corp.	20,839	433,451
US Bancorp	161,000	8,626,380

		12,818,536

BEVERAGES — 9.7%
Coca-Cola Co.	405,261	18,593,375
PepsiCo, Inc.	136,647	16,386,708

		34,980,083

BIOTECHNOLOGY — 5.0%
Alexion Pharmaceuticals, Inc. (a)	21,321	2,549,778
Amgen, Inc.	70,493	12,258,733
Bioverativ, Inc. (a)	10,276	554,082
Clovis Oncology, Inc. (a)	4,305	292,740
Exact Sciences Corp. (a) (b)	11,041	580,094
Ionis Pharmaceuticals, Inc. (a) (b)	11,855	596,307
Portola Pharmaceuticals, Inc. (a)	5,243	255,229
Seattle Genetics, Inc. (a) (b)	13,633	729,365
TESARO, Inc. (a) (b)	3,210	266,013

		18,082,341

BUILDING PRODUCTS — 0.1%
USG Corp. (a)	12,470	480,843

CAPITAL MARKETS — 1.5%
Ameriprise Financial, Inc.	14,647	2,482,227
Cboe Global Markets, Inc.	10,190	1,269,572
Franklin Resources, Inc.	31,024	1,344,270
Morningstar, Inc.	1,649	159,904

		5,255,973

CHEMICALS — 0.7%
Chemours Co.	17,177	859,881
International Flavors & Fragrances, Inc.	7,674	1,171,129
Valvoline, Inc.	19,519	489,146

		2,520,156

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Deluxe Corp.	4,685	359,996
Rollins, Inc.	8,827	410,720

		770,716

COMMUNICATIONS EQUIPMENT — 0.2%
CommScope Holding Co., Inc. (a)	18,215	689,073

CONSUMER FINANCE — 3.3%
American Express Co.	84,662	8,407,783
Discover Financial Services	37,115	2,854,886
Navient Corp.	26,926	358,654
Santander Consumer USA Holdings, Inc.	10,827	201,599

		11,822,922

CONTAINERS & PACKAGING — 0.1%
Bemis Co., Inc.	8,692	415,391

DIVERSIFIED CONSUMER SERVICES — 0.1%
Bright Horizons Family Solutions, Inc. (a)	4,813	452,422

DIVERSIFIED FINANCIAL SERVICES — 0.2%
Voya Financial, Inc.	17,877	884,375

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
CenturyLink, Inc.	51,328	856,151
Zayo Group Holdings, Inc. (a)	17,680	650,624

		1,506,775

ELECTRIC UTILITIES — 2.4%
Alliant Energy Corp.	22,301	950,246
American Electric Power Co., Inc.	48,009	3,532,022
Great Plains Energy, Inc.	20,706	667,561
PG&E Corp.	47,458	2,127,542
Pinnacle West Capital Corp.	10,525	896,520
Portland General Electric Co.	8,556	389,982

		8,563,873

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Avnet, Inc.	12,075	478,411
CDW Corp.	14,631	1,016,708
Universal Display Corp. (b)	3,987	688,356

		2,183,475

ENERGY EQUIPMENT & SERVICES — 0.6%
Helmerich & Payne, Inc. (b)	10,314	666,697
National Oilwell Varco, Inc.	35,934	1,294,342
RPC, Inc. (b)	5,541	141,462

		2,102,501

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.4%
Rayonier, Inc. REIT	12,390	391,896
STORE Capital Corp. REIT (b)	16,524	430,285
VEREIT, Inc.	93,146	725,607

		1,547,788

FOOD & STAPLES RETAILING — 2.6%
CVS Health Corp.	97,240	7,049,900
Kroger Co.	85,405	2,344,367

		9,394,267

FOOD PRODUCTS — 0.5%
Lamb Weston Holdings, Inc.	13,853	782,002
McCormick & Co., Inc.	10,865	1,107,252

		1,889,254

GAS UTILITIES — 0.2%
National Fuel Gas Co. (b)	7,719	423,850

See accompanying notes to financial statements.

76

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
New Jersey Resources Corp.	8,003	$321,721

		745,571

HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Align Technology, Inc. (a)	6,953	1,544,887
IDEXX Laboratories, Inc. (a)	8,302	1,298,267

		2,843,154

HEALTH CARE PROVIDERS & SERVICES — 3.5%
Aetna, Inc.	31,692	5,716,920
AmerisourceBergen Corp.	15,409	1,414,854
Cardinal Health, Inc.	29,855	1,829,216
Centene Corp. (a)	15,870	1,600,966
Chemed Corp.	1,469	356,996
Encompass Health Corp.	8,348	412,475
Molina Healthcare, Inc. (a) (b)	4,260	326,657
WellCare Health Plans, Inc. (a)	4,263	857,332

		12,515,416

HOTELS, RESTAURANTS & LEISURE — 4.6%
Dunkin’ Brands Group, Inc.	8,947	576,813
ILG, Inc.	10,077	286,993
McDonald’s Corp.	78,050	13,433,966
Vail Resorts, Inc.	3,734	793,363
Yum China Holdings, Inc.	35,234	1,410,065

		16,501,200

HOUSEHOLD DURABLES — 0.1%
Tupperware Brands Corp.	4,807	301,399

HOUSEHOLD PRODUCTS — 0.5%
Clorox Co.	12,315	1,831,733

INSURANCE — 2.5%
Assurant, Inc.	5,137	518,015
Hartford Financial Services Group, Inc.	34,526	1,943,123
Principal Financial Group, Inc.	27,442	1,936,308
Prudential Financial, Inc.	41,316	4,750,514

		9,147,960

INTERNET SOFTWARE & SERVICES — 1.7%
eBay, Inc. (a)	96,626	3,646,665
GoDaddy, Inc. Class A (a)	6,191	311,284
GrubHub, Inc. (a) (b)	8,169	586,534
Twitter, Inc. (a)	60,781	1,459,352

		6,003,835

IT SERVICES — 12.4%
Alliance Data Systems Corp.	5,196	1,317,082
Booz Allen Hamilton Holding Corp.	13,784	525,584
Fidelity National Information Services, Inc.	30,951	2,912,180
International Business Machines Corp.	89,892	13,791,231
Jack Henry & Associates, Inc.	7,480	874,861
Leidos Holdings, Inc.	13,683	883,511
Mastercard, Inc. Class A	89,882	13,604,539
MAXIMUS, Inc.	6,178	442,221
PayPal Holdings, Inc. (a)	108,667	8,000,065
Square, Inc. Class A (a)	20,033	694,544
Vantiv, Inc. Class A (a) (b)	15,752	1,158,560
WEX, Inc. (a)	3,850	543,735

		44,748,113

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Mattel, Inc. (b)	32,698	502,895

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Charles River Laboratories International, Inc. (a)	4,468	489,023

MACHINERY — 2.0%
Illinois Tool Works, Inc.	33,026	5,510,388
ITT, Inc.	8,475	452,311
Pentair PLC	17,277	1,220,102

		7,182,801

MEDIA — 2.5%
Discovery Communications, Inc. Class A (a) (b)	14,432	322,988
Scripps Networks Interactive, Inc. Class A	8,061	688,248
Time Warner, Inc.	74,101	6,778,019
Viacom, Inc. Class B	33,526	1,032,936

		8,822,191

METALS & MINING — 0.2%
Alcoa Corp. (a)	16,297	877,919

MULTI-UTILITIES — 0.7%
Sempra Energy	23,870	2,552,180

MULTILINE RETAIL — 1.3%
Macy’s, Inc. (b)	28,816	725,875
Nordstrom, Inc.	11,092	525,539
Target Corp.	52,734	3,440,894

		4,692,308

OIL, GAS & CONSUMABLE FUELS — 5.5%
Concho Resources, Inc. (a) (b)	13,883	2,085,504
EQT Corp.	16,256	925,292
Occidental Petroleum Corp.	73,002	5,377,327
Phillips 66	47,024	4,756,478
Pioneer Natural Resources Co.	16,124	2,787,033
Valero Energy Corp.	42,842	3,937,608

		19,869,242

PERSONAL PRODUCTS — 0.7%
Estee Lauder Cos., Inc. Class A	21,079	2,682,092

PHARMACEUTICALS — 6.9%
Jazz Pharmaceuticals PLC (a)	5,573	750,405
Pfizer, Inc.	570,931	20,679,121
Zoetis, Inc.	47,159	3,397,334

		24,826,860

PROFESSIONAL SERVICES — 1.7%
Dun & Bradstreet Corp.	3,596	425,802
Equifax, Inc.	11,286	1,330,845
IHS Markit, Ltd. (a)	37,131	1,676,465
ManpowerGroup, Inc.	6,370	803,321
Nielsen Holdings PLC	33,983	1,236,981
Robert Half International, Inc.	11,858	658,593

		6,132,007

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.1%
American Campus Communities, Inc. REIT	12,765	523,748
American Homes 4 Rent Class A REIT	18,791	410,395
Apartment Investment & Management Co. Class A REIT	14,857	649,399

See accompanying notes to financial statements.

77

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Camden Property Trust REIT	8,127	$748,172
GGP, Inc. REIT	59,679	1,395,892
Healthcare Realty Trust, Inc. REIT	10,922	350,815
Iron Mountain, Inc. REIT	23,337	880,505
Realty Income Corp. REIT	27,148	1,547,979
Ryman Hospitality Properties, Inc. REIT	4,788	330,468
Sun Communities, Inc. REIT	6,878	638,141

		7,475,514

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Realogy Holdings Corp. (b)	13,087	346,806

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Lam Research Corp. (b)	15,280	2,812,590
Texas Instruments, Inc.	95,314	9,954,594

		12,767,184

SOFTWARE — 2.3%
ANSYS, Inc. (a)	8,252	1,217,913
Ellie Mae, Inc. (a) (b)	2,940	262,836
Fortinet, Inc. (a)	14,417	629,879
Intuit, Inc.	23,370	3,687,318
Take-Two Interactive Software, Inc. (a)	9,654	1,059,816
Workday, Inc. Class A (a)	12,350	1,256,489

		8,114,251

SPECIALTY RETAIL — 2.8%
Best Buy Co., Inc.	25,303	1,732,496
Gap, Inc.	21,902	745,982
L Brands, Inc. (b)	22,951	1,382,109
TJX Cos., Inc.	61,031	4,666,430
Ulta Salon Cosmetics & Fragrance, Inc. (a)	5,675	1,269,271
Williams-Sonoma, Inc. (b)	7,558	390,749

		10,187,037

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Xerox Corp.	22,738	662,813

TEXTILES,APPAREL & LUXURY GOODS — 0.7%
lululemon athletica, Inc. (a)	9,332	733,402
Ralph Lauren Corp.	5,203	539,499
Tapestry, Inc.	26,649	1,178,685

		2,451,586

THRIFTS & MORTGAGE FINANCE — 0.0% (c)
TFS Financial Corp.	4,888	73,027

TRADING COMPANIES & DISTRIBUTORS — 0.4%
HD Supply Holdings, Inc. (a)	19,610	784,988
Watsco, Inc.	2,854	485,294

		1,270,282

WATER UTILITIES — 0.6%
American Water Works Co., Inc.	17,539	1,604,643
Aqua America, Inc.	15,688	615,440

		2,220,083

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
T-Mobile US, Inc. (a)	27,977	1,776,819

TOTAL COMMON STOCKS (Cost $307,413,210)		359,747,093

SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e)	550,325	$550,325
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	1,276,782	1,276,782

TOTAL SHORT-TERM INVESTMENTS (Cost $1,827,107)		1,827,107

TOTAL INVESTMENTS — 100.2% (Cost $309,240,317)		361,574,200
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(881,818)

NET ASSETS — 100.0%		$360,692,382

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

78

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$18,126,833	$—	$—	$18,126,833
Airlines	4,646,195	—	—	4,646,195
Banks	12,818,536	—	—	12,818,536
Beverages	34,980,083	—	—	34,980,083
Biotechnology	18,082,341	—	—	18,082,341
Building Products	480,843	—	—	480,843
Capital Markets	5,255,973	—	—	5,255,973
Chemicals	2,520,156	—	—	2,520,156
Commercial Services & Supplies	770,716	—	—	770,716
Communications Equipment	689,073	—	—	689,073
Consumer Finance	11,822,922	—	—	11,822,922
Containers & Packaging	415,391	—	—	415,391
Diversified Consumer Services	452,422	—	—	452,422
Diversified Financial Services	884,375	—	—	884,375
Diversified Telecommunication Services	1,506,775	—	—	1,506,775
Electric Utilities	8,563,873	—	—	8,563,873
Electronic Equipment, Instruments & Components	2,183,475	—	—	2,183,475
Energy Equipment & Services	2,102,501	—	—	2,102,501
Equity Real Estate Investment Trusts (REITS)	1,547,788	—	—	1,547,788
Food & Staples Retailing	9,394,267	—	—	9,394,267
Food Products	1,889,254	—	—	1,889,254
Gas Utilities	745,571	—	—	745,571
Health Care Equipment & Supplies	2,843,154	—	—	2,843,154
Health Care Providers & Services	12,515,416	—	—	12,515,416
Hotels, Restaurants & Leisure	16,501,200	—	—	16,501,200
Household Durables	301,399	—	—	301,399
Household Products	1,831,733	—	—	1,831,733
Insurance	9,147,960	—	—	9,147,960
Internet Software & Services	6,003,835	—	—	6,003,835
IT Services	44,748,113	—	—	44,748,113
Leisure Equipment & Products	502,895	—	—	502,895
Life Sciences Tools & Services	489,023	—	—	489,023
Machinery	7,182,801	—	—	7,182,801
Media	8,822,191	—	—	8,822,191
Metals & Mining	877,919	—	—	877,919
Multi-Utilities	2,552,180	—	—	2,552,180
Multiline Retail	4,692,308	—	—	4,692,308
Oil, Gas & Consumable Fuels	19,869,242	—	—	19,869,242
Personal Products	2,682,092	—	—	2,682,092
Pharmaceuticals	24,826,860	—	—	24,826,860
Professional Services	6,132,007	—	—	6,132,007
Real Estate Investment Trusts (REITs)	7,475,514	—	—	7,475,514
Real Estate Management & Development	346,806	—	—	346,806
Semiconductors & Semiconductor Equipment	12,767,184	—	—	12,767,184
Software	8,114,251	—	—	8,114,251
Specialty Retail	10,187,037	—	—	10,187,037
Technology Hardware, Storage & Peripherals	662,813	—	—	662,813
Textiles, Apparel & Luxury Goods	2,451,586	—	—	2,451,586
Thrifts & Mortgage Finance	73,027	—	—	73,027
Trading Companies & Distributors	1,270,282	—	—	1,270,282

See accompanying notes to financial statements.

79

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Water Utilities	$2,220,083	$—	$—	$2,220,083
Wireless Telecommunication Services	1,776,819	—	—	1,776,819
Short-Term Investments	1,827,107	—	—	1,827,107

TOTAL INVESTMENTS	$361,574,200	$—	$—	$361,574,200

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	357,821	$357,821	$18,885,103	$18,692,599	$—	$—	550,325	$550,325	$5,778
State Street Navigator Securities Lending Government Money Market Portfolio	313,614	313,614	7,174,515	6,211,347	—	—	1,276,782	1,276,782	2,979

TOTAL		$671,435	$26,059,618	$24,903,946	$—	$—		$1,827,107	$8,757

See accompanying notes to financial statements.

80

SPDR Wells Fargo Preferred Stock ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 99.8%
BANKS — 48.7%
Bank of America Corp. 6.00% 1/25/2166	146,692	$4,003,298
Bank of America Corp. 6.20% 1/29/2166	179,291	4,929,032
Bank of America Corp. 6.50% 1/29/2166	179,291	4,855,380
Bank of America Corp. 6.63% 3/9/2166	179,291	4,884,389
Bank of America Corp. 3 Month USD LIBOR + 0.5% 4.00% 2/21/2166 (a)	68,730	1,613,382
Bank of America Corp. 6.38% 2/28/2166	106,464	2,783,118
Bank of America Corp. 3 Month USD LIBOR + 0.65% 3.00% 2/28/2166 (a)	48,734	1,053,707
Bank of America Corp. 6.63% 4/2/2166	59,426	1,580,072
Bank of America Corp. 3 Month USD LIBOR + 0.35% 4.00% 2/15/2166 (a)	51,711	1,232,651
Bank of America Corp. 6.20% 3/14/2166	106,652	2,770,531
Bank of New York Mellon Corp. 5.20% 3/20/2018	175,982	4,424,187
BB&T Corp. 5.85% 5/1/2018	173,718	4,422,860
BB&T Corp. 5.63% 5/1/2018	347,433	8,776,158
BB&T Corp. 5.20% 5/1/2018	135,952	3,402,879
BB&T Corp. 5.20% 6/1/2018	151,058	3,800,619
BB&T Corp. 5.63% 6/1/2021	140,484	3,793,068
Capital One Financial Corp. 6.00% 11/20/2017 (b)	264,283	6,689,003
Capital One Financial Corp. 6.25% 9/1/2019	151,020	3,953,704
Capital One Financial Corp. 6.70% 12/1/2019	151,020	4,050,356
Capital One Financial Corp. 6.00% 12/1/2021	151,020	4,065,458
Capital One Financial Corp. 5.20% 12/1/2021	181,223	4,536,012
Capital One Financial Corp. 6.20% 12/1/2020 (b)	151,020	4,082,071
Countrywide Capital V 7.00% 11/1/2036	449,707	11,921,238
Fifth Third Bancorp 3 Month USD LIBOR + 3.710% 6.63% 12/31/2023 (a) (b)	135,952	3,874,632
HSBC Holdings PLC 6.20% 11/22/2017 (b)	213,494	5,512,415
HSBC Holdings PLC 8.13% 11/22/2017 (b)	323,921	8,859,239
HSBC Holdings PLC 8.00% 11/22/2017	559,501	15,017,007
Huntington Bancshares, Inc. 6.25% 4/15/2021 (b)	181,269	5,100,910
ING Groep NV 6.13% 1/15/2018	211,481	5,401,225
ING Groep NV 6.38% 12/15/2017	315,712	8,113,798
JPMorgan Chase & Co. 5.45% 3/1/2018 (b)	148,332	3,763,183
JPMorgan Chase & Co. 6.30% 9/1/2019 (b)	144,990	3,921,979
JPMorgan Chase & Co. 6.70% 3/1/2019	152,415	4,121,302
JPMorgan Chase & Co. 6.13% 3/1/2020	235,087	6,265,068
JPMorgan Chase & Co. 6.15% 9/1/2020	189,056	5,091,278
JPMorgan Chase & Co. 6.10% 9/1/2020 (b)	234,265	6,318,127
KeyCorp 3 Month USD LIBOR + 3.892% 6.13% 12/15/2026 (a)	151,058	4,368,597
Merrill Lynch Capital Trust I 6.45% 2/15/2018 (a)	315,848	8,280,176
Merrill Lynch Capital Trust III 3 Month USD LIBOR + 1.666% 7.38% 9/15/2067 (a)	225,606	6,141,807
PNC Financial Services Group, Inc. 5.38% 12/1/2017 (b)	145,016	3,676,156
PNC Financial Services Group, Inc. 3 Month USD LIBOR + 4.067% 6.13% 5/1/2022 (a)	453,174	12,824,824
State Street Corp. 5.25% 11/20/2017 (c)	151,058	3,806,662
State Street Corp. 3 Month USD LIBOR + 3.108% 5.90% 3/15/2024 (a) (c)	226,588	6,222,106
State Street Corp. 3 Month USD LIBOR + 3.709% 5.35% 3/15/2026 (a) (c)	151,058	4,096,693
State Street Corp. 6.00% 12/15/2019 (b) (c)	226,588	5,995,518
SunTrust Banks, Inc. 5.88% 3/15/2018	135,952	3,430,069
US Bancorp 3 mo. USD LIBOR + .600% 3.50% 11/20/2017 (a)	302,117	6,821,802
US Bancorp 5.15% 7/15/2018 (b)	151,058	3,818,746
US Bancorp 3 Month USD LIBOR + 4.468% 6.50% 1/15/2022 (a)	332,328	9,378,296
Wells Fargo & Co. 8.00% 12/15/2017	212,969	5,462,655
Wells Fargo & Co. 6.00% 9/15/2019 (b)	79,338	2,098,490
Wells Fargo & Co. 3 Month USD LIBOR + 3.690% 6.63% 3/15/2024 (a)	83,193	2,380,984
Wells Fargo & Co. 3 Month USD LIBOR + 3.090% 5.85% 9/15/2023 (a)	171,044	4,618,188
Wells Fargo & Co. 5.25% 6/15/2018 (b)	61,901	1,559,286
Wells Fargo & Co. 5.13% 12/15/2017 (b)	64,374	1,617,075
Wells Fargo & Co. 5.20% 11/20/2017	74,276	1,864,328
Wells Fargo & Co. 5.63% 6/15/2022	68,337	1,772,662
Wells Fargo & Co. 5.50% 9/15/2021	114,048	2,912,786
Wells Fargo & Co. 5.70% 3/15/2021	99,034	2,573,894

See accompanying notes to financial statements.

81

SPDR Wells Fargo Preferred Stock ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Wells Fargo & Co. 6.00% 12/15/2020	99,034	$2,655,101

		287,360,237

DIVERSIFIED FINANCIAL SERVICES — 4.7%
Apollo Global Management LLC 6.38% 3/15/2022	83,082	2,184,226
Ares Management L.P. 7.00% 6/30/2021 (b)	93,657	2,481,910
Carlyle Group L.P. 5.88% 9/15/2022	120,847	3,065,888
Charles Schwab Corp. 6.00% 12/1/2020	181,269	4,872,511
Charles Schwab Corp. 5.95% 6/1/2021 (b)	226,588	6,117,876
KKR & Co. L.P. 6.75% 6/15/2021	104,231	2,815,279
Legg Mason, Inc. 6.38% 3/15/2056	75,529	2,058,921
Legg Mason, Inc. 5.45% 9/15/2056 (b)	151,058	3,815,725

		27,412,336

ELECTRIC — 12.4%
Alabama Power Co. 5.00% 10/1/2022	75,529	2,007,561
Dominion Energy, Inc. 5.25% 7/30/2076	241,693	6,180,090
DTE Energy Co. 5.38% 6/1/2076 (b)	90,636	2,308,499
DTE Energy Co. 6.00% 12/15/2076 (b)	84,592	2,264,528
DTE Energy Co. 5.25% 12/1/2077	120,847	3,105,768
Duke Energy Corp. 5.13% 1/15/2073 (b)	151,058	3,829,320
Entergy Arkansas, Inc. 4.88% 9/1/2066	123,868	3,112,803
Entergy Louisiana LLC 4.88% 9/1/2066 (b)	81,571	2,024,592
Entergy Mississippi, Inc. 4.90% 10/1/2066	78,550	1,975,533
Georgia Power Co. 5.00% 10/1/2077	81,571	2,089,033
NextEra Energy Capital Holdings, Inc. 5.25% 6/1/2076 (b)	172,207	4,403,333
NextEra Energy Capital Holdings, Inc. 5.13% 11/15/2072	151,058	3,771,918
NextEra Energy Capital Holdings, Inc. 5.00% 1/15/2073 (b)	135,952	3,393,362
PPL Capital Funding, Inc. 5.90% 4/30/2073 (b)	135,952	3,479,012
SCE Trust II 5.10% 3/15/2018 (b)	120,847	2,920,872
SCE Trust IV 3 Month USD LIBOR + 3.132% 5.38% 9/15/2025 (a)	98,187	2,533,225
SCE Trust V 3 Month USD LIBOR + 3.790% 5.45% 3/15/2026 (a)	90,636	2,395,509
SCE Trust VI 5.00% 6/26/2022 (b)	143,506	3,447,014
Southern Co. 6.25% 10/15/2075 (b)	302,117	8,154,138
Southern Co. 5.25% 10/1/2076 (b)	241,693	6,211,510
Southern Co. 5.25% 12/1/2077	135,363	3,455,465

		73,063,085

HAND & MACHINE TOOLS — 1.0%
Stanley Black & Decker, Inc. 5.75% 7/25/2052 (Cost $5,816,436) (b)	226,588	5,714,549

INSURANCE — 13.7%
Aegon NV 6.38% 2/20/2018	302,117	7,800,661
Aegon NV 6.50% 3/15/2018	151,058	3,919,955
Aegon NV 8.00% 2/15/2042	158,611	4,207,950
Allstate Corp. 3 Month USD LIBOR + 3.165% 5.10% 1/15/2053 (a)	151,058	3,963,762
Allstate Corp. 6.75% 10/15/2018	116,315	3,026,516
Allstate Corp. 6.63% 4/15/2019	225,832	5,928,090
Arch Capital Group, Ltd. 5.25% 9/29/2021	135,952	3,415,114
Arch Capital Group, Ltd. 5.45% 8/17/2022	99,266	2,531,759
Aspen Insurance Holdings, Ltd. 3 Month USD LIBOR + 4.06% 0.00% 7/1/2023 (a) (b)	83,082	2,266,477
Aspen Insurance Holdings, Ltd. 0.00% 1/1/2027 (b)	75,529	1,947,138
Axis Capital Holdings, Ltd. 5.50% 11/7/2021 (b)	166,164	4,182,348
Hartford Financial Services Group, Inc. 3 Month USD LIBOR + 5.596% 7.88% 4/15/2042 (a) (b)	181,269	5,303,931
MetLife, Inc. 3 Month USD LIBOR + 1.000% 4.00% 11/22/2017 (a) (b)	181,269	4,502,722
PartnerRe, Ltd. 0.00% 4/29/2021	88,776	2,545,208
Prudential Financial, Inc. 5.75% 12/15/2052 (b)	173,718	4,386,380
Prudential Financial, Inc. 5.70% 3/15/2053 (b)	214,503	5,424,781
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.370% 6.20% 9/15/2042 (a)	120,847	3,325,709
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.040% 5.75% 6/15/2056 (a) (b)	120,847	3,382,508
RenaissanceRe Holdings, Ltd. 0.00% 6/1/2018	83,082	2,089,512
Torchmark Corp. 6.13% 6/15/2056 (b)	90,636	2,425,419
Validus Holdings, Ltd. 5.80% 6/21/2022 (b)	75,529	1,935,053
WR Berkley Corp. 5.75% 6/1/2056	87,614	2,271,831

		80,782,824

INTERNET — 1.0%
eBay, Inc. 6.00% 2/1/2056 (Cost $5,813,200)	226,588	6,104,281

MISCELLANEOUS MANUFACTURER — 2.8%
General Electric Co. 4.70% 5/16/2053	221,187	5,520,828
General Electric Co. 4.88% 1/29/2053	191,088	4,788,665
General Electric Co. 4.88% 10/15/2052	249,246	6,206,225

		16,515,718

OFFICE & BUSINESS EQUIPMENT — 0.5%
Pitney Bowes, Inc. 6.70% 3/7/2043 (Cost $3,332,270) (b)	128,399	3,131,652

See accompanying notes to financial statements.

82

SPDR Wells Fargo Preferred Stock ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 7.7%
Digital Realty Trust, Inc. 6.35% 8/24/2020 (b)	75,529	$2,077,803
Digital Realty Trust, Inc. 7.38% 3/26/2019 (b)	110,273	2,940,981
Government Properties Income Trust 5.88% 5/1/2046 (b)	93,657	2,420,097
National Retail Properties, Inc. 5.70% 5/30/2018	86,858	2,220,090
National Retail Properties, Inc. 5.20% 10/11/2021 (b)	104,231	2,615,156
Public Storage 5.15% 6/2/2022 (b)	84,592	2,116,492
Public Storage 4.90% 10/14/2021 (b)	105,741	2,631,894
Public Storage 4.95% 7/20/2021 (b)	98,187	2,456,639
Public Storage 5.40% 1/20/2021	90,636	2,328,439
Public Storage 5.38% 11/20/2017	149,548	3,770,105
Public Storage 6.00% 6/4/2019 (b)	86,858	2,297,394
Public Storage 5.20% 1/16/2018	151,058	3,774,939
Public Storage 5.05% 8/9/2022 (b)	90,636	2,261,368
Senior Housing Properties Trust 5.63% 8/1/2042	105,741	2,672,075
Senior Housing Properties Trust 6.25% 2/1/2046	75,529	2,028,709
Vornado Realty Trust 5.40% 1/25/2018	90,636	2,255,930
Vornado Realty Trust 5.25% 4/1/2166	96,108	2,512,532
Wells Fargo Real Estate Investment Corp. 6.38% 12/11/2019	83,082	2,200,842

		45,581,485

TELECOMMUNICATIONS — 7.3%
AT&T, Inc. 5.35% 11/1/2066 (b)	399,549	10,424,233
Qwest Corp. 6.50% 9/1/2056 (b)	290,012	6,531,070
Qwest Corp. 6.88% 10/1/2054 (b)	147,897	3,481,495
Qwest Corp. 7.00% 4/1/2052	155,405	3,692,423
Qwest Corp. 7.00% 7/1/2052	118,258	2,808,628
Qwest Corp. 6.13% 6/1/2053 (b)	229,934	5,058,548
Qwest Corp. 6.63% 9/15/2055 (b)	121,642	2,753,975
Qwest Corp. 6.75% 6/15/2057 (b)	195,462	4,472,171
Verizon Communications, Inc. 5.90% 2/15/2054	151,058	3,984,910

		43,207,453

TOTAL PREFERRED STOCKS (Cost $587,987,173)		588,873,620

SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e)	2,295,595	2,295,595
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	17,075,847	17,075,847

TOTAL SHORT-TERM INVESTMENTS (Cost $ 19,371,442)		19,371,442

TOTAL INVESTMENTS — 103.1% (Cost $ 607,358,615)		608,245,062
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(18,123,495)

NET ASSETS — 100.0%		$590,121,567

(a)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2017.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks
Banks	$287,360,237	$—	$—	$287,360,237
Diversified Financial Services	27,412,337	—	—	27,412,337
Electric	73,063,085	—	—	73,063,085
Hand & Machine Tools	5,714,549	—	—	5,714,549
Insurance	80,782,824	—	—	80,782,824
Internet	6,104,281	—	—	6,104,281

See accompanying notes to financial statements.

83

SPDR Wells Fargo Preferred Stock ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Miscellaneous Manufacturer	$16,515,718	$—	$—	$16,515,718
Office & Business Equipment	3,131,652	—	—	3,131,652
Real Estate Investment Trusts	45,581,485	—	—	45,581,485
Telecommunications	43,207,453	—	—	43,207,453
Short-Term Investments	19,371,442	—	—	19,371,442

TOTAL INVESTMENTS	$608,245,062	$—	$—	$608,245,062

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Corp.	697,841	$18,834,007	$6,636,041	$5,121,449	$(96,809)	$(227,620)	755,292	$20,120,979	$570,343
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,189,325	1,189,325	54,773,441	53,667,171	—	—	2,295,595	2,295,595	12,693
State Street Navigator Securities Lending Government Money Market Portfolio	13,741,613	13,741,613	75,337,475	72,003,241	—	—	17,075,847	17,075,847	359,200

TOTAL		$33,764,945	$136,746,957	$58,788,620	$(96,809)	$(227,620)		$39,492,421	$942,236

See accompanying notes to financial statements.

84

[This Page Intentionally Left Blank]

85

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (Unaudited)

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactors ETF
ASSETS
Investments in unaffiliated issuers, at value*	$7,766,866	$93,690,895	$72,659,217
Investments in affiliated issuers, at value	490,996	44,905	289,292

Total Investments	8,257,862	93,735,800	72,948,509
Foreign currency, at value	—	55,656	—
Cash	—	—	8,931
Receivable for investments sold	45,430	—	212,314
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers	1,746	111,064	92,776
Dividends receivable — affiliated issuers	43	222	189
Securities lending income receivable — unaffiliated issuers	933	88	75
Securities lending income receivable — affiliated issuers	1,124	158	38
Receivable from Adviser	—	—	—
Receivable for foreign taxes recoverable	—	29,406	—

TOTAL ASSETS	8,307,138	93,932,394	73,262,832

LIABILITIES
Due to custodian	34,109	—	—
Payable upon return of securities loaned	490,996	8,332	111,513
Payable for investments purchased	1,168	—	70,085
Payable for fund shares repurchased	—	—	—
Deferred foreign taxes payable	—	18,949	—
Advisory fee payable	3,017	40,881	9,239
Accrued Trustees’ fees and expenses	28	56	—
Accrued expenses and other liabilities	84	1,198	77

TOTAL LIABILITIES	529,402	69,416	190,914

NET ASSETS	$7,777,736	$93,862,978	$73,071,918

NET ASSETS CONSIST OF:
Paid-in Capital	$6,199,581	$96,201,355	$66,368,187
Undistributed (distribution in excess of) net investment income (loss)	(36,564)	(483)	(55,542)
Accumulated net realized gain (loss) on investments and foreign currency transactions	757,561	(20,749,261)	181,466
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers**	857,158	18,408,161	6,571,698
Investments — affiliated issuers	—	—	6,109
Foreign currency translations	—	3,206	—

NET ASSETS	$7,777,736	$93,862,978	$73,071,918

NET ASSET VALUE PER SHARE
Net asset value per share	$77.78	$85.29	$76.92

Shares outstanding (unlimited amount authorized, $0.01 par value)	100,000	1,100,464	950,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$6,909,708	$75,263,785	$66,087,519
Investments in affiliated issuers	490,996	44,905	283,183

Total cost of investments	$7,400,704	$75,308,690	$66,370,702

Foreign currency, at cost	$—	$55,554	$—

* Includes investments in securities on loan, at value	$1,313,043	$604,668	$579,625

** Includes deferred foreign taxes	$—	$18,949	$—

See accompanying notes to financial statements.

86

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

$836,605,486	$225,322,775	$143,510,901	$187,289,056	$88,746,978	$844,598,426
8,276,521	788,284	7,598,960	337,119	2,283,514	1,625,260

844,882,007	226,111,059	151,109,861	187,626,175	91,030,492	846,223,686
—	—	—	—	—	—
1	—	—	127	28	—
—	216,973	—	3,147,443	—	—
—	51,680,618	—	—	—	—
301,004	205,498	154,029	58,089	36,192	1,223,592
3,071	431	577	374	205	2,533
9,248	114	1,877	2,124	2,704	873
8,065	155	2,152	25	1,216	104
—	8,381	—	—	—	—
31,172	—	—	—	—	—

845,234,568	278,223,229	151,268,496	190,834,357	91,070,837	847,450,788

—	—	—	—	—	—
7,313,870	202,114	4,246,922	291,284	2,094,242	—
—	51,715,655	—	1,038,971	—	—
—	—	—	—	—	1,610
—	—	—	—	—	—
250,586	41,903	42,218	54,092	27,013	253,208
—	—	—	—	657	—
—	806	—	—	—	—

7,564,456	51,960,478	4,289,140	1,384,347	2,121,912	254,818

$837,670,112	$226,262,751	$146,979,356	$189,450,010	$88,948,925	$847,195,970

$506,346,640	$190,124,745	$196,323,060	$162,876,587	$112,171,850	$838,987,493
(180,893)	(120,891)	(92,827)	(3,263)	100,391	(1,047,333)
101,511,016	(192,925)	(76,241,619)	333,787	(18,406,248)	(62,140,314)

229,993,349	36,368,734	26,335,709	26,242,899	(4,917,068)	71,396,124
—	83,088	655,033	—	—	—
—	—	—	—	—	—

$837,670,112	$226,262,751	$146,979,356	$189,450,010	$88,948,925	$847,195,970

$83.77	$64.65	$57.64	$64.22	$61.34	$30.70

10,000,012	3,500,000	2,550,000	2,950,000	1,450,000	27,600,000

$606,612,137	$188,954,041	$117,185,192	$161,046,157	$93,664,046	$773,202,302
8,276,521	705,196	6,933,927	337,119	2,283,514	1,625,260

$614,888,658	$189,659,237	$124,119,119	$161,383,276	$95,947,560	$774,827,562

$—	$—	$—	$—	$—	$—

$35,336,758	$1,012,487	$14,224,983	$22,523,124	$8,058,773	$—

$—	$—	$—	$—	$—	$—

87

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

December 31, 2017 (Unaudited)

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
ASSETS
Investments in unaffiliated issuers, at value*	$3,388,089	$938,438,398	$338,844,995
Investments in affiliated issuers, at value	223,812	39,250,618	36,957,032

Total Investments	3,611,901	977,689,016	375,802,027
Cash	—	64	628
Receivable for investments sold	49,438	—	—
Receivable for fund shares sold	—	3,244	—
Dividends receivable — unaffiliated issuers	—	379,391	177,557
Dividends receivable — affiliated issuers	95	2,806	752
Securities lending income receivable — unaffiliated issuers	121	10,741	24,434
Securities lending income receivable — affiliated issuers	293	17,120	109,067

TOTAL ASSETS	3,661,848	978,102,382	376,114,465

LIABILITIES
Payable upon return of securities loaned	221,092	38,756,048	36,844,399
Payable for investments purchased	50,518	—	—
Payable for fund shares repurchased	—	—	107
Advisory fee payable	1,060	237,514	93,021
Trustees’ fees and expenses payable	19	1,219	227
Accrued expenses and other liabilities	39	106	—

TOTAL LIABILITIES	272,728	38,994,887	36,937,754

NET ASSETS	$3,389,120	$939,107,495	$339,176,711

NET ASSETS CONSIST OF:
Paid-in Capital	$2,491,823	$2,192,924,817	$716,235,865
Undistributed (distribution in excess of) net investment income (loss)	(188)	(333,456)	(417,159)
Accumulated net realized gain (loss) on investments	216,594	(1,272,780,897)	(340,372,912)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	680,891	19,297,031	(36,269,083)

NET ASSETS	$3,389,120	$939,107,495	$339,176,711

NET ASSET VALUE PER SHARE
Net asset value per share	$67.78	$36.12	$17.13

Shares outstanding (unlimited amount authorized, $0.01 par value)	50,000	26,000,230	19,800,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,707,198	$919,141,367	$375,114,078
Investments in affiliated issuers	223,812	39,250,618	36,957,032

Total cost of investments	$2,931,010	$958,391,985	$412,071,110

* Includes investments in securities on loan, at value	$699,200	$126,487,758	$85,514,106

See accompanying notes to financial statements.

88

SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Technology Hardware ETF	SPDR S&P Telecom ETF

$377,292,960	$638,261,722	$341,762,990	$55,268,617	$3,621,011	$44,147,249
16,689,352	34,134,759	23,426,862	1,550,995	85,079	4,732,994

393,982,312	672,396,481	365,189,852	56,819,612	3,706,090	48,880,243
62	55,474	83	6	—	—
—	2,766,134	—	21,714	—	—
—	4,518,912	—	—	—	—
137,054	548,485	118,363	10,281	4,813	7,763
1,072	1,259	589	126	81	184
7,154	19,751	3,603	722	30	11,784
55,268	169,133	40,607	284	931	43,305

394,182,922	680,475,629	365,353,097	56,852,745	3,711,945	48,943,279

15,676,671	33,354,029	23,267,410	1,473,039	83,907	4,558,501
—	7,448,771	—	—	—	—
—	—	—	—	—	—
116,777	214,052	105,614	16,494	1,147	13,380
1,161	2,539	—	1	18	—
—	—	—	—	40	—

15,794,609	41,019,391	23,373,024	1,489,534	85,112	4,571,881

$378,388,313	$639,456,238	$341,980,073	$55,363,211	$3,626,833	$44,371,398

$617,550,525	$1,046,221,509	$360,894,865	$42,695,381	$2,599,122	$53,593,495
(235,070)	962,844	(70,892)	(2,695)	(513)	15,853
(193,980,194)	(364,471,961)	(38,721,719)	452,299	164,088	(4,727,071)

(44,946,948)	(43,256,154)	19,877,819	12,218,226	864,136	(4,510,879)

$378,388,313	$639,456,238	$341,980,073	$55,363,211	$3,626,833	$44,371,398

$43.49	$45.19	$69.79	$69.20	$72.54	$68.26

8,700,270	14,150,226	4,900,000	800,000	50,000	650,000

$422,239,908	$681,517,876	$321,885,171	$43,050,391	$2,756,875	$48,658,128
16,689,352	34,134,759	23,426,862	1,550,995	85,079	4,732,994

$438,929,260	$715,652,635	$345,312,033	$44,601,386	$2,841,954	$53,391,122

$49,731,392	$74,634,733	$43,324,105	$5,245,360	$429,348	$10,657,789

89

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

December 31, 2017 (Unaudited)

	SPDR S&P Transportation ETF	SPDR SSGA Gender Diversity Index ETF	SPDR Wells Fargo Preferred Stock ETF
ASSETS
Investments in unaffiliated issuers, at value*	$227,985,372	$359,747,093	$568,752,641
Investments in affiliated issuers, at value	111,076	1,827,107	39,492,421

Total Investments	228,096,448	361,574,200	608,245,062
Cash	—	—	443
Receivable for investments sold	—	—	62,074,465
Dividends receivable — unaffiliated issuers	75,654	452,271	1,678,408
Dividends receivable — affiliated issuers	343	4,361	4,904
Securities lending income receivable — unaffiliated issuers	2,751	1,433	524
Securities lending income receivable — affiliated issuers	915	542	63,383

TOTAL ASSETS	228,176,111	362,032,807	672,067,189

LIABILITIES
Payable upon return of securities loaned	—	1,276,782	17,075,847
Payable for investments purchased	—	—	64,643,874
Advisory fee payable	62,789	61,723	225,456
Accrued Trustees’ fees and expenses	553	—	445
Accrued expenses and other liabilities	—	1,920	—

TOTAL LIABILITIES	63,342	1,340,425	81,945,622

NET ASSETS	$228,112,769	$360,692,382	$590,121,567

NET ASSETS CONSIST OF:
Paid-in Capital	$234,004,370	$308,891,153	$615,243,264
Undistributed (distribution in excess of) net investment income (loss)	(39,788)	(168,747)	(496,105)
Accumulated net realized gain (loss) on investments	(32,792,603)	(363,907)	(25,512,039)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	26,940,790	52,333,883	(991,315)
Investments — affiliated issuers	—	—	1,877,762

NET ASSETS	$228,112,769	$360,692,382	$590,121,567

NET ASSET VALUE PER SHARE
Net asset value per share	$65.18	$70.72	$44.04

Shares outstanding (unlimited amount authorized, $0.01 par value)	3,500,000	5,100,000	13,400,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$201,044,582	$307,413,210	$569,743,956
Investments in affiliated issuers	111,076	1,827,107	37,614,659

Total cost of investments	$201,155,658	$309,240,317	$607,358,615

* Includes investments in securities on loan, at value	$25,248,474	$12,231,571	$17,444,326

See accompanying notes to financial statements.

90

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91

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2017 (Unaudited)

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactors ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$14,731	$1,061,084	$691,257
Dividend income — affiliated income	82	573	794
Unaffiliated securities lending income	2,070	—	101
Affiliated securities lending income	5,128	3,134	90
Foreign taxes withheld	—	(95,943)	(51)

TOTAL INVESTMENT INCOME (LOSS)	22,011	968,848	692,191

EXPENSES
Advisory fee	17,368	233,862	49,940
Trustees’ fees and expenses	87	765	406
Miscellaneous expenses	—	36	—

TOTAL EXPENSES	17,455	234,663	50,346

Expenses waived/reimbursed by the Adviser	—	—	—

NET EXPENSES	17,455	234,663	50,346

NET INVESTMENT INCOME (LOSS)	4,556	734,185	641,845

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	826,014	(22,433)	204,573
Investments — affiliated issuers	—	—	—
In-kind redemptions — unaffiliated issuers	—	1,576,411	1,834,217
In-kind redemptions — affiliated issuers	—	—	2,062
Foreign currency transactions	—	4,006	—

Net realized gain (loss)	826,014	1,557,984	2,040,852

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers*	100,177	8,460,550	4,648,755
Investments — affiliated issuers	—	—	(4,647)
Foreign currency translations	—	1,979	—

Net change in unrealized appreciation/depreciation	100,177	8,462,529	4,644,108

NET REALIZED AND UNREALIZED GAIN (LOSS)	926,191	10,020,513	6,684,960

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$930,747	$10,754,698	$7,326,805

* Includes foreign deferred taxes	$—	$(18,809)	$—

See accompanying notes to financial statements.

92

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

$3,540,708	$1,769,833	$1,349,936	$289,726	$252,362	$8,415,550
6,744	4,405	25,369	835	1,179	6,622
40,423	149	12,734	11,986	15,668	10,767
63,618	304	6,853	40	5,639	891
—	—	—	—	—	—

3,651,493	1,774,691	1,394,892	302,587	274,848	8,433,830

1,395,018	221,706	206,097	277,994	173,007	1,520,792
6,018	1,291	779	1,126	1,426	7,519
148	—	21	27	23	191

1,401,184	222,997	206,897	279,147	174,456	1,528,502

—	(44,341)	—	—	—	—

1,401,184	178,656	206,897	279,147	174,456	1,528,502

2,250,309	1,596,035	1,187,995	23,440	100,392	6,905,328

102,359,082	(155,089)	678,541	1,232,833	493,864	(12,922,253)
—	(35)	2,560	—	—	—
3,388,108	835,712	2,623,023	—	3,281,178	49,775,083
—	2,462	82,370	—	—	—
—	—	—	—	—	—

105,747,190	683,050	3,386,494	1,232,833	3,775,042	36,852,830

8,270,433	16,513,528	15,990,239	7,159,328	(9,643,394)	(5,405,709)
—	(61,086)	(543,582)	—	—	—
—	—	—	—	—	—

8,270,433	16,452,442	15,446,657	7,159,328	(9,643,394)	(5,405,709)

114,017,623	17,135,492	18,833,151	8,392,161	(5,868,352)	31,447,121

$116,267,932	$18,731,527	$20,021,146	$8,415,601	$(5,767,960)	$38,352,449

$—	$—	$—	$—	$—	—

93

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended December 31, 2017 (Unaudited)

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$3,744	$8,059,983	$4,090,212
Dividend income — affiliated issuers	123	5,643	3,417
Unaffiliated securities lending income	531	60,918	203,059
Affiliated securities lending income	1,749	102,990	425,883
Foreign taxes withheld	—	—	(22,409)

TOTAL INVESTMENT INCOME (LOSS)	6,147	8,229,534	4,700,162

EXPENSES
Advisory fee	6,291	1,326,532	512,039
Trustees’ fees and expenses	44	7,278	2,496
Miscellaneous expenses	—	150	57

TOTAL EXPENSES	6,335	1,333,960	514,592

NET INVESTMENT INCOME (LOSS)	(188)	6,895,574	4,185,570

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	262,453	(25,562,937)	(34,758,518)
In-kind redemptions — unaffiliated issuers	—	54,541,118	6,913,480

Net realized gain (loss)	262,453	28,978,181	(27,845,038)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	91,338	107,822,423	62,057,281

NET REALIZED AND UNREALIZED GAIN (LOSS)	353,791	136,800,604	34,212,243

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$353,603	$143,696,178	$38,397,813

See accompanying notes to financial statements.

94

SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Technology Hardware ETF	SPDR S&P Telecom ETF

$1,651,338	$3,958,337	$1,412,815	$146,649	$18,744	$430,951
2,509	4,816	2,693	526	114	834
55,207	49,949	23,203	5,454	349	34,847
420,853	731,695	144,963	1,306	1,344	331,677
—	—	—	—	—	—

2,129,907	4,744,797	1,583,674	153,935	20,551	798,309

753,222	730,098	584,095	98,035	6,728	101,741
4,326	4,824	2,582	460	46	585
95	77	66	13	—	16

757,643	734,999	586,743	98,508	6,774	102,342

1,372,264	4,009,798	996,931	55,427	13,777	695,967

(17,362,374)	(42,069,494)	(3,668,837)	612,091	184,597	(130,492)
18,654,894	31,973,530	32,084,139	4,657,938	—	4,615,474

1,292,520	(10,095,964)	28,415,302	5,270,029	184,597	4,484,982

2,125,411	63,500,033	10,739,429	133,082	125,045	(6,344,762)

3,417,931	53,404,069	39,154,731	5,403,111	309,642	(1,859,780)

$4,790,195	$57,413,867	$40,151,662	$5,458,538	$323,419	$(1,163,813)

95

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended December 31, 2017 (Unaudited)

	SPDR S&P Transportation ETF	SPDR SSGA Gender Diversity Index ETF	SPDR Wells Fargo Preferred Stock ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$986,328	$3,706,291	$15,543,538
Dividend income — affiliated income	1,528	5,778	583,036
Unaffiliated securities lending income	11,724	8,319	375
Affiliated securities lending income	13,786	2,979	359,200

TOTAL INVESTMENT INCOME (LOSS)	1,013,366	3,723,367	16,486,149

EXPENSES
Advisory fee	330,391	345,735	1,282,180
Trustees’ fees and expenses	1,973	2,611	4,894
Miscellaneous expenses	39	—	110

TOTAL EXPENSES	332,403	348,346	1,287,184

NET INVESTMENT INCOME (LOSS)	680,963	3,375,021	15,198,965

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(7,956,715)	11,417,397	(3,556,187)
Investments — affiliated issuers	—	—	(114,104)
In-kind redemptions — unaffiliated issuers	3,863,731	—	393,802
In-kind redemptions — affiliated issuers	—	—	17,295

Net realized gain (loss)	(4,092,984)	11,417,397	(3,259,194)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	34,397,011	19,667,892	(7,437,273)
Investments — affiliated issuers	—	—	(590,790)

Net change in unrealized appreciation/depreciation	34,397,011	19,667,892	(8,028,063)

NET REALIZED AND UNREALIZED GAIN (LOSS)	30,304,027	31,085,289	(11,287,257)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$30,984,990	$34,460,310	$3,911,708

See accompanying notes to financial statements.

96

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97

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SPDR FactSet Innovative Technology ETF		SPDR Global Dow ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,556	$(6,203)	$734,185	$1,839,253
Net realized gain (loss)	826,014	1,606,418	1,557,984	3,653,490
Net change in unrealized appreciation/depreciation	100,177	317,451	8,462,529	11,693,125

Net increase (decrease) in net assets resulting from operations	930,747	1,917,666	10,754,698	17,185,868

Net equalization credits and charges	—	23,316	1,804	(40,847)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(25,865)	(57,442)	(825,044)	(1,891,051)
Net realized gains	(109,809)	(161,726)	—	—

Total distributions to shareholders	(135,674)	(219,168)	(825,044)	(1,891,051)

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares sold	—	9,269,979	—	3,727,675
Cost of shares redeemed	—	(9,469,092)	(4,251,297)	(17,358,460)
Net income equalization	—	(23,316)	(1,804)	40,847

Net increase (decrease) in net assets from beneficial interest transactions	—	(222,429)	(4,253,101)	(13,589,938)

Net increase (decrease) in net assets during the period	795,073	1,499,385	5,678,357	1,664,032
Net assets at beginning of period	6,982,663	5,483,278	88,184,621	86,520,589

NET ASSETS AT END OF PERIOD	$7,777,736	$6,982,663	$93,862,978	$88,184,621

Undistributed (distribution in excess of) net investment income (loss)	$(36,564)	$(15,255)	$(483)	$90,376

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	150,000	—	50,000
Shares redeemed	—	(150,000)	(50,000)	(250,000)

Net increase (decrease)	—	—	(50,000)	(200,000)

See accompanying notes to financial statements.

98

SPDR MSCI USA StrategicFactors ETF		SPDR NYSE Technology ETF		SPDR S&P 500 Fossil Fuel Reserves Free ETF
Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17

$641,845	$377,875	$2,250,309	$5,089,146	$1,596,035	$2,213,202
2,040,852	71,768	105,747,190	22,559,458	683,050	975,983
4,644,108	1,790,801	8,270,433	167,206,535	16,452,442	17,672,750

7,326,805	2,240,444	116,267,932	194,855,139	18,731,527	20,861,935

41,730	60,185	10,215	16,268	75,454	64,228

(697,387)	(429,512)	(2,438,116)	(5,082,232)	(1,716,926)	(2,313,173)
(33,964)	—	(5,587,887)	—	(58,091)	(2,281)

(731,351)	(429,512)	(8,026,003)	(5,082,232)	(1,775,017)	(2,315,454)

32,255,514	33,871,243	24,018,069	60,922,725	59,737,136	38,877,427
(7,618,180)	—	(6,226,914)	(28,535,569)	(3,031,235)	(5,151,164)
(41,730)	(60,185)	(10,215)	(16,268)	(75,454)	(64,228)

24,595,604	33,811,058	17,780,940	32,370,888	56,630,447	33,662,035

31,232,788	35,682,175	126,033,084	222,160,063	73,662,411	52,272,744
41,839,130	6,156,955	711,637,028	489,476,965	152,600,340	100,327,596

$73,071,918	$41,839,130	$837,670,112	$711,637,028	$226,262,751	$152,600,340

$(55,542)	$—	$(180,893)	$6,914	$(120,891)	$—

450,000	500,000	300,000	950,000	950,000	700,000
(100,000)	—	(75,000)	(475,000)	(50,000)	(100,000)

350,000	500,000	225,000	475,000	900,000	600,000

99

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Capital Markets ETF		SPDR S&P Health Care Equipment ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,187,995	$2,086,198	$23,440	$75,610
Net realized gain (loss)	3,386,494	(2,427,170)	1,232,833	12,909,851
Net change in unrealized appreciation/depreciation	15,446,657	27,326,284	7,159,328	8,308,030

Net increase (decrease) in net assets resulting from operations	20,021,146	26,985,312	8,415,601	21,293,491

Net equalization credits and charges	29,225	51,197	(2,131)	(3,144)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,280,822)	(2,105,865)	(26,703)	(75,708)
Net realized gains	—	—	(1,377,964)	—

Total distributions to shareholders	(1,280,822)	(2,105,865)	(1,404,667)	(75,708)

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares sold	35,496,127	24,583,931	41,512,107	107,164,680
Cost of shares redeemed	(10,372,833)	(31,345,568)	—	(34,819,961)
Net income equalization	(29,225)	(51,197)	2,131	3,144

Net increase (decrease) in net assets from beneficial interest transactions	25,094,069	(6,812,834)	41,514,238	72,347,863

Net increase (decrease) in net assets during the period	43,863,618	18,117,810	48,523,041	93,562,502
Net assets at beginning of period	103,115,738	84,997,928	140,926,969	47,364,467

NET ASSETS AT END OF PERIOD	$146,979,356	$103,115,738	$189,450,010	$140,926,969

Undistributed (distribution in excess of) net investment income (loss)	$(92,827)	$—	$(3,263)	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	650,000	550,000	650,000	2,000,000
Shares redeemed	(200,000)	(800,000)	—	(700,000)

Net increase (decrease)	450,000	(250,000)	650,000	1,300,000

See accompanying notes to financial statements.

100

SPDR S&P Health Care Services ETF		SPDR S&P Insurance ETF		SPDR S&P Internet ETF
Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/2017	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/2017	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/2017

$100,392	$294,009	$6,905,328	$13,693,630	$(188)	$(3,889)
3,775,042	372,875	36,852,830	77,743,441	262,453	958,530
(9,643,394)	6,381,459	(5,405,709)	85,279,014	91,338	324,131

(5,767,960)	7,048,343	38,352,449	176,716,085	353,603	1,278,772

(1,993)	(69,436)	205,889	460,209	—	1,482

(138,841)	(263,822)	(7,952,661)	(14,009,611)	—	—
—	—	—	—	(334,333)	(106,539)

(138,841)	(263,822)	(7,952,661)	(14,009,611)	(334,333)	(106,539)

—	20,471,659	246,724,891	717,915,388	—	—
(21,057,545)	(194,884,555)	(315,464,524)	(589,089,065)	—	(3,067,661)
1,993	69,436	(205,889)	(460,209)	—	(1,482)

(21,055,552)	(174,343,460)	(68,945,522)	128,366,114	—	(3,069,143)

(26,964,346)	(167,628,375)	(38,339,845)	291,532,797	19,270	(1,895,428)
115,913,271	283,541,646	885,535,815	594,003,018	3,369,850	5,265,278

$88,948,925	$115,913,271	$847,195,970	$885,535,815	$3,389,120	$3,369,850

$100,391	$138,840	$(1,047,333)	$—	$(188)	$—

—	350,000	22,350,000	8,900,000	—	—
(350,000)	(3,500,000)	(4,800,000)	(7,200,000)	—	(50,000)

(350,000)	(3,150,000)	17,550,000	1,700,000	—	(50,000)

101

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Metals & Mining ETF		SPDR S&P Oil & Gas Equipment & Services ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,895,574	$6,274,087	$4,185,570	$1,406,207
Net realized gain (loss)	28,978,181	192,039,436	(27,845,038)	(33,453,388)
Net change in unrealized appreciation/depreciation	107,822,423	(63,243,487)	62,057,281	(41,746,750)

Net increase (decrease) in net assets resulting from operations	143,696,178	135,070,036	38,397,813	(73,793,931)

Net equalization credits and charges	12,952	(175,901)	404,838	(9,697)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,229,030)	(6,288,840)	(4,602,729)	(1,389,837)

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares sold	1,392,311,208	3,533,726,861	114,355,077	275,950,475
Cost of shares redeemed	(1,281,755,003)	(3,635,851,656)	(66,974,726)	(181,707,179)
Net income equalization	(12,952)	175,901	(404,838)	9,697
Other capital	—	—	1,229	—

Net increase (decrease) in net assets from beneficial interest transactions	110,543,253	(101,948,894)	46,976,742	94,252,993

Net increase (decrease) in net assets during the period	247,023,353	26,656,401	81,176,664	19,059,528
Net assets at beginning of period	692,084,142	665,427,741	258,000,047	238,940,519

NET ASSETS AT END OF PERIOD	$939,107,495	$692,084,142	$339,176,711	$258,000,047

Undistributed (distribution in excess of) net investment income (loss)	$(333,456)	$—	$(417,159)	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	43,150,000	121,150,000	7,500,000	13,350,000
Shares redeemed	(40,250,000)	(125,350,000)	(4,350,000)	(9,450,000)

Net increase (decrease)	2,900,000	(4,200,000)	3,150,000	3,900,000

See accompanying notes to financial statements.

102

SPDR S&P Pharmaceuticals ETF		SPDR S&P Retail ETF		SPDR S&P Semiconductor ETF
Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17

$1,372,264	$2,806,396	$4,009,798	$7,140,056	$996,931	$2,003,240
1,292,520	(21,549,223)	(10,095,964)	(37,329,616)	28,415,302	57,632,794
2,125,411	31,979,080	63,500,033	16,357,714	10,739,429	21,843,017

4,790,195	13,236,253	57,413,867	(13,831,846)	40,151,662	81,479,051

(20,389)	(37,519)	(135,786)	(1,034,460)	(40,809)	(45,013)

(1,748,541)	(2,940,521)	(4,194,926)	(5,983,739)	(1,067,823)	(1,905,198)

65,838,525	275,022,411	3,966,753,187	9,295,238,636	151,136,512	340,878,607
(144,602,049)	(339,601,028)	(3,824,323,169)	(9,322,642,664)	(159,838,012)	(304,546,406)
20,389	37,519	135,786	1,034,460	40,809	45,013
—	—	—	—	—	—

(78,743,135)	(64,541,098)	142,565,804	(26,369,568)	(8,660,691)	36,377,214

(75,721,870)	(54,282,885)	195,648,959	(47,219,613)	30,382,339	115,906,054
454,110,183	508,393,068	443,807,279	491,026,892	311,597,734	195,691,680

$378,388,313	$454,110,183	$639,456,238	$443,807,279	$341,980,073	$311,597,734

$(235,070)	$141,207	$962,844	$1,147,972	$(70,892)	$—

1,550,000	6,600,000	95,700,000	213,350,000	2,200,000	6,050,000
(3,400,000)	(8,200,000)	(92,450,000)	(214,150,000)	(2,350,000)	(5,400,000)

(1,850,000)	(1,600,000)	3,250,000	(800,000)	(150,000)	650,000

103

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Software & Services ETF		SPDR S&P Technology Hardware ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$55,427	$388,922	$13,777	$34,986
Net realized gain (loss)	5,270,029	2,127,901	184,597	1,287,846
Net change in unrealized appreciation/depreciation	133,082	8,979,512	125,045	417,959

Net increase (decrease) in net assets resulting from operations	5,458,538	11,496,335	323,419	1,740,791

Net equalization credits and charges	(178)	8,927	—	484

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(58,122)	(401,679)	(16,783)	(34,636)
Net realized gains	(141,685)	—	(281,080)	(98,112)

Total distributions to shareholders	(199,807)	(401,679)	(297,863)	(132,748)

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares sold	3,432,385	5,728,762	—	—
Cost of shares redeemed	(12,777,635)	(2,915,267)	—	(3,330,041)
Net income equalization	178	(8,927)	—	(484)

Net increase (decrease) in net assets from beneficial interest transactions	(9,345,072)	2,804,568	—	(3,330,525)

Net increase (decrease) in net assets during the period	(4,086,519)	13,908,151	25,556	(1,721,998)
Net assets at beginning of period	59,449,730	45,541,579	3,601,277	5,323,275

NET ASSETS AT END OF PERIOD	$55,363,211	$59,449,730	$3,626,833	$3,601,277

Undistributed (distribution in excess of) net investment income (loss)	$(2,695)	$—	$(513)	$2,493

SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	100,000	—	—
Shares redeemed	(200,000)	(50,000)	—	(50,000)

Net increase (decrease)	(150,000)	50,000	—	(50,000)

See accompanying notes to financial statements.

104

SPDR S&P Telecom ETF		SPDR S&P Transportation ETF		SPDR SSGA Gender Diversity Index ETF
Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17

$695,967	$786,347	$680,963	$1,543,385	$3,375,021	$5,528,126
4,484,982	2,764,925	(4,092,984)	14,633,574	11,417,397	13,941,557
(6,344,762)	2,844,364	34,397,011	30,067,634	19,667,892	17,723,255

(1,163,813)	6,395,636	30,984,990	46,244,593	34,460,310	37,192,938

(86,854)	33,998	8,501	44,622	32,380	30,556

(680,114)	(759,502)	(720,751)	(1,570,306)	(3,543,768)	(5,599,120)
—	—	—	—	(12,702,886)	(12,940,545)

(680,114)	(759,502)	(720,751)	(1,570,306)	(16,246,654)	(18,539,665)

3,592,815	65,830,764	40,723,829	138,309,794	21,000,740	32,715,910
(34,894,504)	(17,304,967)	(25,693,361)	(170,328,950)	—	—
86,854	(33,998)	(8,501)	(44,622)	(32,380)	(30,556)

(31,214,835)	48,491,799	15,021,967	(32,063,778)	20,968,360	32,685,354

(33,145,616)	54,161,931	45,294,707	12,655,131	39,214,396	51,369,183
77,517,014	23,355,083	182,818,062	170,162,931	321,477,986	270,108,803

$44,371,398	$77,517,014	$228,112,769	$182,818,062	$360,692,382	$321,477,986

$15,853	$—	$(39,788)	$—	$(168,747)	$—

50,000	950,000	650,000	2,700,000	300,000	500,000
(500,000)	(250,000)	(450,000)	(3,300,000)	—	—

(450,000)	700,000	200,000	(600,000)	300,000	500,000

105

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Wells Fargo Preferred Stock ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,198,965	$28,853,127
Net realized gain (loss)	(3,259,194)	(1,549,896)
Net change in unrealized appreciation/depreciation	(8,028,063)	(11,850,067)

Net increase (decrease) in net assets resulting from operations	3,911,708	15,453,164

Net equalization credits and charges	380,537	(165,724)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(16,623,066)	(29,136,996)

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares sold.	74,064,051	93,714,848
Cost of shares redeemed	(8,934,760)	(107,835,651)
Net income equalization	(380,537)	165,724

Net increase (decrease) in net assets from beneficial interest transactions	64,748,754	(13,955,079)

Net increase (decrease) in net assets during the period	52,417,933	(27,804,635)
Net assets at beginning of period	537,703,634	565,508,269

NET ASSETS AT END OF PERIOD	$590,121,567	$537,703,634

Undistributed (distribution in excess of) net investment income (loss)	$(496,105)	$927,996

SHARES OF BENEFICIAL INTEREST:
Shares sold	1,650,000	2,050,000
Shares redeemed	(200,000)	(2,400,000)

Net increase (decrease)	1,450,000	(350,000)

See accompanying notes to financial statements.

106

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR FactSet Innovative Technology ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	For the Period 1/14/16* - 6/30/16
Net asset value, beginning of period	$69.83		$54.83	$50.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.05		(0.04)	(0.03)
Net realized and unrealized gain (loss) (b)	9.26		15.99	4.86

Total from investment operations	9.31		15.95	4.83

Net equalization credits and charges	—		0.15	—

Distributions to Shareholders from:
Net investment income	(0.26)		(0.29)	—
Net realized gains	(1.10)		(0.81)	—

Total distributions	(1.36)		(1.10)	—

Net asset value, end of period	$77.78		$69.83	$54.83

Total return (c)	13.32%		29.69%	9.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,778		$6,983	$5,483
Ratios to average net assets:
Total expenses	0.45	%(d)	0.45%	0.46	%(d)
Net investment income (loss)	0.12	%(d)	(0.06)%	(0.12	)%(d)
Portfolio turnover rate (e)	49	%(f)	78%	11	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

107

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Global Dow ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$76.65		$64.07	$69.67	$72.15	$58.79	$51.21

Income (loss) from investment operations:
Net investment income (loss) (a)	0.64		1.54	1.55	1.65	1.77	1.41
Net realized and unrealized gain (loss) (b)	8.72		12.69	(5.53)	(2.55)	13.34	7.67

Total from investment operations	9.36		14.23	(3.98)	(0.90)	15.11	9.08

Net equalization credits and charges (a)	0.00	(c)	(0.03)	(0.03)	(0.01)	0.02	(0.06)

Distributions to Shareholders from:
Net investment income	(0.72)		(1.62)	(1.59)	(1.57)	(1.77)	(1.44)

Net asset value, end of period	$85.29		$76.65	$64.07	$69.67	$72.15	$58.79

Total return (d)	12.24%		22.34%	(5.68)%	(1.25)%	25.86%	17.68%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$93,863		$88,185	$86,521	$108,027	$115,474	$88,220
Ratios to average net assets:
Total expenses	0.50	%(e)	0.50%	0.50%	0.50%	0.51%	0.50%
Net investment income (loss)	1.57	%(e)	2.18%	2.39%	2.33%	2.63%	2.50%
Portfolio turnover rate (f)	9	%(g)	10%	15%	13%	10%	13%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

108

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI USA StrategicFactors ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	For the Period 4/15/15* - 6/30/15
Net asset value, beginning of period	$69.73		$61.57	$58.58	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.71		1.38	1.27	0.26
Net realized and unrealized gain (loss) (b)	7.20		7.93	3.00	(1.44)

Total from investment operations	7.91		9.31	4.27	(1.18)

Net equalization credits and charges	0.05		0.22	0.01	—

Distributions to Shareholders from:
Net investment income	(0.73)		(1.37)	(1.28)	(0.24)
Net realized gains	(0.04)		—	(0.01)	—

Total distributions	(0.77)		(1.37)	(1.29)	(0.24)

Net asset value, end of period	$76.92		$69.73	$61.57	$58.58

Total return (c)	11.45%		15.61%	7.45%	(1.98)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$73,072		$41,839	$6,157	$5,858
Ratios to average net assets:
Total expenses	0.15	%(d)	0.15%	0.15%	0.15	%(d)
Net investment income (loss)	1.93	%(d)	2.06%	2.16%	2.11	%(d)
Portfolio turnover rate (e)	8	%(f)	23%	17%	10	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

109

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR NYSE Technology ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16(a)		Year Ended 6/30/15(a)	Year Ended 6/30/14(a)	Year Ended 6/30/13(a)
Net asset value, beginning of period	$72.80		$52.63	$50.26		$47.72	$37.09	$32.05

Income (loss) from investment operations:
Net investment income (loss) (b)	0.23		0.54	0.49		0.48	0.48	0.38
Net realized and unrealized gain (loss) (c)	11.54		20.17	2.31		2.48	10.64	5.05

Total from investment operations	11.77		20.71	2.80		2.96	11.12	5.43

Net equalization credits and charges (b)	0.00	(d)	0.00 (d)	0.00	(d)	0.03	(0.01)	(0.01)

Distributions to Shareholders from:
Net investment income	(0.24)		(0.54)	(0.49)		(0.45)	(0.48)	(0.38)
Net realized gains	(0.56)		—	—		—	—	—

Total distributions	(0.80)		(0.54)	(0.49)		(0.45)	(0.48)	(0.38)

Voluntary contribution from Adviser	—		—	0.06		—	—	—

Net asset value, end of period	$83.77		$72.80	$52.63		$50.26	$47.72	$37.09

Total return (e)	16.17%		39.46%	5.73	%(f)	6.27%	30.05%	16.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$837,670		$711,637	$489,477		$412,108	$224,296	$178,029
Ratios to average net assets:
Total expenses	0.35	%(g)	0.35%	0.35%		0.42%	0.50%	0.50%
Net investment income (loss)	0.56	%(g)	0.85%	0.94%		0.94%	1.09%	1.08%
Portfolio turnover rate (h)	39	%(i)	14%	32%		9%	24%	27%

(a)	On September 8, 2015, the SPDR NYSE Technology ETF underwent a 1-for-2 reverse share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If the Adviser had not made a contribution during the year ended June 30, 2016, the total return would have been 5.62%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.

See accompanying notes to financial statements.

110

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 500 Fossil Fuel Reserves Free ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	For the Period 12/1/15* - 6/30/16
Net asset value, beginning of period	$58.69		$50.16	$50.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.56		1.02	0.58
Net realized and unrealized gain (loss) (b)	5.97		8.52	0.11

Total from investment operations	6.53		9.54	0.69

Net equalization credits and charges (a)	0.03		0.03	0.03

Distributions to Shareholders from:
Net investment income	(0.58)		(1.04)	(0.56)
Net realized gains	(0.02)		0.00 (c)	—

Total distributions	(0.60)		(1.04)	(0.56)

Net asset value, end of period	$64.65		$58.69	$50.16

Total return (d)	11.19%		19.22%	1.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$226,263		$152,600	$100,328
Ratios to average net assets:
Total expenses	0.25	%(e)	0.25%	0.25	%(e)
Net expenses	0.20	%(e)	0.20%	0.20	%(e)
Net investment income (loss)	1.80	%(e)	1.86%	2.05	%(e)
Portfolio turnover rate (f)	2	%(g)	4%	6	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

111

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Capital Markets ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$49.10		$36.17		$50.69	$49.21	$39.95	$31.02

Income (loss) from investment operations:
Net investment income (loss) (a)	0.53		1.08		0.94	0.94	0.95	1.16
Net realized and unrealized gain (loss) (b)	8.56		12.90	(c)	(14.51)	1.48	9.13	9.04

Total from investment operations	9.09		13.98		(13.57)	2.42	10.08	10.20

Net equalization credits and charges (a)	0.01		0.03		0.09	(0.01)	0.02	0.09

Distributions to Shareholders from:
Net investment income	(0.56)		(1.08)		(1.04)	(0.93)	(0.84)	(1.36)

Net asset value, end of period	$57.64		$49.10		$36.17	$50.69	$49.21	$39.95

Total return (d)	18.60%		39.07	%(c)	(26.75)%	4.92%	25.39%	33.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$146,979		$103,116		$84,998	$177,409	$199,312	$67,907
Ratios to average net assets:
Total expenses	0.35	%(e)	0.35%		0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.02	%(e)	2.45%		2.17%	1.92%	2.03%	3.11%
Portfolio turnover rate (f)	11	%(g)	43%		29%	28%	33%	56%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to $0.06 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of 0.18% for the period ended June 30, 2017.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

112

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Equipment ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)	Year Ended 6/30/13(a)
Net asset value, beginning of period	$61.27		$47.36	$47.03	$39.40	$31.68	$28.65

Income (loss) from investment operations:
Net investment income (loss) (b)	0.01		0.05	0.13	0.14	0.15	0.12
Net realized and unrealized gain (loss) (c)	3.43		13.91	3.41	8.27	7.68	3.46

Total from investment operations	3.44		13.96	3.54	8.41	7.83	3.58

Net equalization credits and charges	0.00	(d)	0.00 (d)	0.00 (d)	0.01	0.00 (d)	0.00 (d)

Distributions to Shareholders from:
Net investment income	(0.01)		(0.05)	(0.13)	(0.14)	(0.11)	(0.11)
Net realized gains.	(0.48)		—	(3.08)	(0.65)	—	(0.44)

Total distributions	(0.49)		(0.05)	(3.21)	(0.79)	(0.11)	(0.55)

Net asset value, end of period	$64.22		$61.27	$47.36	$47.03	$39.40	$31.68

Total return (e)	5.61%		29.49%	7.91%	21.52%	24.74%	12.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$189,450		$140,927	$47,364	$47,027	$31,522	$19,009
Ratios to average net assets:
Total expenses	0.35	%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.03	%(f)	0.09%	0.28%	0.31%	0.39%	0.39%
Portfolio turnover rate (g)	23	%(h)	40%	39%	40%	46%	34%

(a)	On September 8, 2015, the SPDR S&P Health Care Equipment ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

113

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Services ETF
	Six Months Ended(a) 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)	Year Ended 6/30/13(a)
Net asset value, beginning of period	$64.40		$57.28	$65.55	$50.01	$40.48	$31.01

Income (loss) from investment operations:
Net investment income (loss) (b)	0.06		0.13	0.13	0.12	0.14	0.27
Net realized and unrealized gain (loss) (c)	(3.03)		7.15	(7.83)	16.07	9.63	10.51

Total from investment operations	(2.97)		7.28	(7.70)	16.19	9.77	10.78

Net equalization credits and charges	0.00	(d)	(0.03)	0.00 (d)	(0.02)	(0.01)	0.02

Distributions to Shareholders from:
Net investment income	(0.09)		(0.13)	(0.11)	(0.10)	(0.11)	(0.31)
Net realized gains.	—		—	(0.46)	(0.53)	(0.12)	(1.02)

Total distributions	—		(0.13)	(0.57)	(0.63)	(0.23)	(1.33)

Net asset value, end of period	$61.34		$64.40	$57.28	$65.55	$50.01	$40.48

Total return (e)	(4.60)%		12.69%	(11.74)%	32.52%	24.16%	35.66%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$88,949		$115,913	$283,542	$196,629	$80,011	$44,526
Ratios to average net assets:
Total expenses	0.35	%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.20	%(f)	0.22%	0.23%	0.21%	0.30%	0.75%
Portfolio turnover rate (g)	17	%(h)	34%	36%	37%	33%	48%

(a)	On September 8, 2015, the SPDR S&P Health Care Services ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

114

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Insurance ETF
	Six Months Ended 12/31/17 (Unaudited)(a)		Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)	Year Ended 6/30/13(a)
Net asset value, beginning of period	$29.37		$23.71	$22.70	$21.38	$18.01	$13.58

Income (loss) from investment operations:
Net investment income (loss) (b)	0.24		0.46	0.43	0.40	0.32	0.33
Net realized and unrealized gain (loss) (c)	1.36		5.64	0.99	1.28	3.36	4.44

Total from investment operations	1.60		6.09	1.42	1.68	3.69	4.76

Net equalization credits and charges (b)	(0.00)		0.02	0.01	0.03	(0.00)	0.02

Distributions to shareholders from:
Net investment income	(0.27)		(0.45)	(0.41)	(0.39)	(0.31)	(0.35)

Net asset value, end of period	$30.70		$29.37	$23.71	$22.70	$21.38	$18.01

Total return (d)	5.45%		25.92%	6.37%	8.05%	20.52%	35.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$847,196		$885,536	$594,003	$377,924	$272,622	$318,774
Ratios to average net assets:
Total expenses	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.59	%(e)	1.68%	1.87%	1.84%	1.62%	2.04%
Portfolio turnover rate (f)	15	%(g)	26%	32%	17%	16%	30%

(a)	On November 30, 2017, the SPDR S&P Insurance ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

115

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Internet ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	For the Period 6/28/16* - 6/30/16
Net asset value, beginning of period	$67.40		$52.65	$50.00

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00	)(b)	(0.05)	0.00	(b)
Net realized and unrealized gain (loss) (c)	7.07		15.85	2.65

Total from investment operations	7.07		15.80	2.65

Net equalization credits and charges (a)	—		0.02	—

Distributions to Shareholders from:
Net realized gains.	(6.69)		(1.07)	—

Net asset value, end of period	$67.78		$67.40	$52.65

Total return (d)	10.40%		30.34%	5.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,389		$3,370	$5,265
Ratios to average net assets:
Total expenses	0.35	%(e)	0.35%	0.35	%(e)
Net investment income (loss)	(0.01	)%(e)	(0.08)%	(0.35	)%(e)
Portfolio turnover rate (f)	28	%(g)	63%	0	%(g)(h)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
(h)	Amount is less than 0.5%.

See accompanying notes to financial statements.

116

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Metals & Mining ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$29.96		$24.37	$24.34	$42.26	$33.20	$41.49

Income (loss) from investment operations:
Net investment income (loss) (a)	0.29		0.23	0.39	0.50	0.56	0.61
Net realized and unrealized gain (loss) (b)	6.20		5.61	(0.04)	(17.82)	9.07	(8.29)

Total from investment operations	6.49		5.84	0.35	(17.32)	9.63	(7.68)

Net equalization credits and charges (a)	0.00	(c)	(0.01)	0.09	(0.01)	(0.04)	0.01

Distributions to Shareholders from:
Net investment income	(0.33)		(0.24)	(0.41)	(0.59)	(0.53)	(0.62)

Net asset value, end of period	$36.12		$29.96	$24.37	$24.34	$42.26	$33.20

Total return (d)	21.67%		23.93%	2.53%	(41.32)%	28.96%	(18.75)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$939,107		$692,084	$665,428	$266,503	$494,491	$610,940
Ratios to average net assets:
Total expenses	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.82	%(e)	0.77%	2.03%	1.55%	1.41%	1.45%
Portfolio turnover rate (f)	20	%(g)	51%	57%	38%	35%	36%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

117

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Equipment & Services ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$15.50		$18.74	$26.05	$49.28	$39.15	$30.74

Income (loss) from investment operations:
Net investment income (loss) (a)	0.22		0.10	0.27	0.51	0.34	0.28
Net realized and unrealized gain (loss) (b)	1.63		(3.24)	(7.30)	(23.24)	10.13	8.41

Total from investment operations (a)	1.85		(3.14)	(7.03)	(22.73)	10.47	8.69

Net equalization credits and charges	0.02		0.00 (c)	0.01	0.00 (c)	0.00 (c)	0.00 (c)

Distributions to Shareholders from:
Net investment income	(0.24)		(0.10)	(0.29)	(0.50)	(0.34)	(0.28)

Net asset value, end of period	$17.13		$15.50	$18.74	$26.05	$49.28	$39.15

Total return (d)	12.18%		(16.88)%	(26.87)%	(46.22)%	26.84%	28.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$339,177		$258,000	$238,941	$246,186	$349,887	$260,329
Ratios to average net assets:
Total expenses	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.86	%(e)	0.50%	1.45%	1.56%	0.77%	0.77%
Portfolio turnover rate (f)	25	%(g)	34%	51%	36%	26%	31%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

118

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Pharmaceuticals ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)		Year Ended 6/30/14(a)	Year Ended 6/30/13(a)
Net asset value, beginning of period	$43.04		$41.84	$62.34	$51.86		$35.20	$29.67

Income (loss) from investment operations:
Net investment income (loss) (b)	0.14		0.25	0.26	0.41		0.27	0.59
Net realized and unrealized gain (loss) (c)	0.49		1.21	(17.20)	13.08		17.28	5.51

Total from investment operations	0.63		1.46	(16.94)	13.49		17.55	6.10

Net equalization credits and charges (b)	(0.00	)(d)	0.00 (d)	0.00 (d)	0.00	(d)	0.02	(0.01)

Distributions to Shareholders from:
Net investment income	(0.18)		(0.26)	(0.24)	(0.42)		(0.27)	(0.56)
Net realized gains	—		—	(3.32)	(2.64)		(0.64)	—

Total distributions	—		(0.26)	(3.56)	(3.06)		(0.91)	(0.56)

Voluntary contribution from Adviser	—		—	—	0.05		—	—

Net asset value, end of period	$43.49		$43.04	$41.84	$62.34		$51.86	$35.20

Total return (e)	1.46%		3.50%	(28.21)%	26.97	%(f)	50.33%	20.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$378,388		$454,110	$508,393	$1,134,542		$954,135	$471,716
Ratios to average net assets:
Total expenses	0.35	%(g)	0.35%	0.35%	0.35%		0.35%	0.35%
Net investment income (loss)	0.64	%(g)	0.58%	0.51%	0.72%		0.60%	1.92%
Portfolio turnover rate (h)	22	%(i)	41%	69%	65%		68%	44%

(a)	On September 8, 2015, the SPDR S&P Pharmaceuticals ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If the Adviser had not made a voluntary contribution during the year ended June 30, 2015, the total return would have been 26.88%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.

See accompanying notes to financial statements.

119

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Retail ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)	Year Ended 6/30/13(a)
Net asset value, beginning of period	$40.72		$41.97	$49.33	$43.38	$38.28	$29.52

Income (loss) from investment operations:
Net investment income (loss) (b)	0.40		0.61	0.53	0.54	0.28	0.51
Net realized and unrealized gain (loss) (c)	4.46		(1.17)	(7.36)	5.85	5.12	8.80

Total from investment operations	4.86		(0.56)	(6.83)	6.39	5.40	9.31

Net equalization credits and charges (b)	(0.01)		(0.09)	0.01	0.05	0.01	(0.02)

Distributions to Shareholders from:
Net investment income	(0.38)		(0.60)	(0.54)	(0.49)	(0.31)	(0.53)

Net asset value, end of period	$45.19		$40.72	$41.97	$49.33	$43.38	$38.28

Total return (d)	11.96%		(1.59)%	(13.84)%	14.87%	14.13%	31.78%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$639,456		$443,807	$491,027	$1,173,933	$628,931	$1,175,195
Ratios to average net assets:
Total expenses	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.92	%(e)	1.40%	1.16%	1.15%	0.67%	1.53%
Portfolio turnover rate (f)	24	%(g)	33%	41%	45%	40%	29%

(a)	On September 8, 2015, the SPDR S&P Retail ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

120

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Semiconductor ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)	Year Ended 6/30/13(a)
Net asset value, beginning of period	$61.70		$44.48	$43.06	$37.58	$26.68	$22.33

Income (loss) from investment operations:
Net investment income (loss) (b)	0.20		0.41	0.30	0.21	0.18	0.19
Net realized and unrealized gain (loss) (c)	8.12		17.21	1.41	5.47	10.87	4.36

Total from investment operations	8.32		17.62	1.71	5.68	11.05	4.55

Net equalization credits and charges (b)	(0.01)		(0.01)	0.01	0.01	0.02	(0.02)

Distributions to Shareholders from:
Net investment income	(0.22)		(0.39)	(0.30)	(0.21)	(0.17)	(0.18)

Net asset value, end of period	$69.79		$61.70	$44.48	$43.06	$37.58	$26.68

Total return (d)	13.49%		39.67%	4.03%	15.18%	41.59%	20.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$341,980		$311,598	$195,692	$219,604	$165,348	$50,695
Ratios to average net assets:
Total expenses	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.60	%(e)	0.72%	0.72%	0.53%	0.55%	0.77%
Portfolio turnover rate (f)	14	%(g)	37%	50%	42%	30%	38%

(a)	On September 8, 2015, the SPDR S&P Semiconductor ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

121

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Software & Services ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)	Year Ended 6/30/13(a)
Net asset value, beginning of period	$62.58		$50.60	$51.17	$44.33	$36.45	$30.74

Income (loss) from investment operations:
Net investment income (loss) (b)	0.07		0.42	0.24	0.18	0.20	0.39
Net realized and unrealized gain (loss) (c)	6.80		11.98	(0.49)	6.90	8.65	6.47

Total from investment operations	6.87		12.40	(0.25)	7.08	8.85	6.86

Net equalization credits and charges (b)	(0.00	)(d)	0.01	0.00 (d)	(0.01)	0.02	(0.04)

Distributions to Shareholders from:
Net investment income	(0.07)		(0.43)	(0.23)	(0.17)	(0.17)	(0.38)
Net realized gains	(0.18)		—	(0.09)	(0.06)	(0.82)	(0.73)

Total distributions	(0.25)		(0.43)	(0.32)	(0.23)	(0.99)	(1.11)

Net asset value, end of period	$69.20		$62.58	$50.60	$51.17	$44.33	$36.45

Total return (e)	10.99%		24.62%	(0.46)%	16.00%	24.31%	22.66%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$55,363		$59,450	$45,542	$51,168	$31,030	$14,580
Ratios to average net assets:
Total expenses.	0.35	%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.20	%(f)	0.74%	0.49%	0.37%	0.46%	1.18%
Portfolio turnover rate (g)	13	%(h)	29%	62%	36%	41%	37%

(a)	On September 8, 2015, the SPDR S&P Software & Services ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

122

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Technology Hardware ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	For the Period 6/28/16* - 6/30/16
Net asset value, beginning of period	$72.03		$53.23	$50.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.28		0.44	0.02
Net realized and unrealized gain (loss) (b)	6.19		19.76	3.21

Total from investment operations	6.47		20.20	3.23

Net equalization credits and charges (a)	—		0.01	—

Distributions to Shareholders from:
Net investment income	(0.34)		(0.43)	—
Net realized gains.	(5.62)		(0.98)	—

Total distributions	(5.96)		(1.41)	—

Net asset value, end of period	$72.54		$72.03	$53.23

Total return (c)	8.95%		38.27%	6.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,627		$3,601	$5,323
Ratios to average net assets:
Total expenses	0.35	%(d)	0.35%	0.35	%(d)
Net investment income (loss)	0.72	%(d)	0.71%	5.13	%(d)
Portfolio turnover rate (e)	19	%(f)	45%	0	%(f)(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
(g)	Amount is less than 0.5%.

See accompanying notes to financial statements.

123

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Telecom ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$70.47		$58.39	$57.47	$56.90	$48.70	$41.14

Income (loss) from investment operations:
Net investment income (loss) (a)	0.84		1.02	0.76	0.79	0.56	1.08
Net realized and unrealized gain (loss) (b)	(2.01)		11.92	1.05	0.43	8.01	7.86

Total from investment operations	(1.17)		12.94	1.81	1.22	8.57	8.94

Net equalization credits and charges (a)	(0.11)		0.04	(0.10)	0.03	0.15	(0.16)

Distributions to Shareholders from:
Net investment income	(0.93)		(0.90)	(0.79)	(0.68)	(0.52)	(1.22)

Net asset value, end of period	$68.26		$70.47	$58.39	$57.47	$56.90	$48.70

Total return (c)	(1.82)%		22.25%	3.04%	2.21%	17.92%	21.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$44,371		$77,517	$23,355	$71,843	$25,604	$7,305
Ratios to average net assets:
Total expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.39	%(d)	1.47%	1.37%	1.34%	1.03%	2.38%
Portfolio turnover rate (e)	19	%(f)	46%	33%	47%	46%	42%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

124

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Transportation ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)	Year Ended 6/30/13(a)
Net asset value, beginning of period	$55.40		$43.63	$48.48	$46.85	$33.15	$24.78

Income (loss) from investment operations:
Net investment income (loss) (b)	0.21		0.37	0.30	0.23	0.20	0.21
Net realized and unrealized gain (loss) (c)	9.79		11.76	(4.63)	1.64	13.67	8.39

Total from investment operations	10.00		12.13	(4.33)	1.87	13.87	8.60

Net equalization credits and charges (b)	0.00	(d)	0.01	(0.01)	0.00 (d)	0.02	0.01

Distributions to Shareholders from:
Net investment income	(0.22)		(0.37)	(0.31)	(0.22)	(0.19)	(0.24)
Net realized gains.	—		—	(0.20)	(0.02)	—	—

Total distributions	—		(0.37)	(0.51)	(0.24)	(0.19)	(0.24)

Net asset value, end of period	$65.18		$55.40	$43.63	$48.48	$46.85	$33.15

Total return (e)	18.07%		27.87%	(8.92)%	3.94%	41.97%	34.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$228,113		$182,818	$170,163	$368,395	$224,865	$46,411
Ratios to average net assets:
Total expenses	0.35	%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.72	%(f)	0.71%	0.66%	0.45%	0.49%	0.68%
Portfolio turnover rate (g)	18	%(h)	29%	32%	26%	33%	36%

(a)	On September 8, 2015, the SPDR S&P Transportation ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

125

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR SSGA Gender Diversity Index ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	For the Period 3/8/16* - 6/30/16
Net asset value, beginning of period	$66.97		$62.82	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.68		1.25	0.35
Net realized and unrealized gain (loss) (b)	6.29		7.12	2.78

Total from investment operations	6.97		8.37	3.13

Net equalization credits and charges (a)	0.01		0.01	0.04

Distributions to Shareholders from:
Net investment income	(0.71)		(1.26)	(0.35)
Net realized gains	(2.52)		(2.97)	—

Total distributions	(3.23)		(4.23)	(0.35)

Net asset value, end of period	$70.72		$66.97	$62.82

Total return (c)	10.44%		13.79%	5.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$360,692		$321,478	$270,109
Ratios to average net assets:
Total expenses	0.20	%(d)	0.20%	0.20	%(d)
Net investment income (loss)	1.95	%(d)	1.93%	1.79	%(d)
Portfolio turnover rate (e)	37	%(f)	49%	1	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

126

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Wells Fargo Preferred Stock ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$45.00		$45.98	$43.32	$43.57	$43.57	$45.21

Income (loss) from investment operations:
Net investment income (loss) (a)	1.21		2.41	2.51	2.42	2.55	2.86
Net realized and unrealized gain (loss) (b)	(0.92)		(0.93)	2.48	(0.23)	0.39	(1.72)

Total from investment operations	0.29		1.48	4.99	2.19	2.94	1.14

Net equalization credits and charges) (a)	0.03		(0.01)	0.12	0.01	(0.10)	0.06

Distributions to Shareholders from:
Net investment income	(1.28)		(2.45)	(2.45)	(2.45)	(2.84)	(2.84)

Net asset value, end of period	$44.04		$45.00	$45.98	$43.32	$43.57	$43.57

Total return (c)	0.75%		3.45%	12.11%	5.11%	7.07%	2.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$590,122		$537,704	$565,508	$292,431	$259,219	$361,658
Ratios to average net assets:
Total expenses	0.45	%(d)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	5.33	%(d)	5.41%	5.61%	5.48%	6.08%	6.27%
Portfolio turnover rate (e)	32	%(f)	31%	31%	48%	23%	67%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

127

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (Unaudited)

1.	Organization

SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of seventy-eight (78) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund,” and collectively, the “Funds”):

SPDR FactSet Innovative Technology ETF

SPDR Global Dow ETF

SPDR NYSE Technology ETF

SPDR MSCI USA StrategicFactors ETF

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SPDR S&P Capital Markets ETF

SPDR S&P Health Care Equipment ETF

SPDR S&P Health Care Services ETF

SPDR S&P Insurance ETF

SPDR S&P Internet ETF

SPDR S&P Metals & Mining ETF

SPDR S&P Oil & Gas Equipment & Services ETF

SPDR S&P Pharmaceuticals ETF

SPDR S&P Retail ETF

SPDR S&P Semiconductor ETF

SPDR S&P Software & Services ETF

SPDR S&P Technology Hardware ETF

SPDR S&P Telecom ETF

SPDR S&P Transportation ETF

SPDR SSGA Gender Diversity Index ETF

SPDR Wells Fargo Preferred Stock ETF

Each Fund is classified as a non-diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

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December 31, 2017 (Unaudited)

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ underlying benchmarks. Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2017, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no material transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Equalization

The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Distributions

Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate
SPDR FactSet Innovative Technology ETF	0.45%
SPDR Global Dow ETF	0.50
SPDR MSCI USA StrategicFactors ETF	0.15
SPDR NYSE Technology ETF	0.35

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December 31, 2017 (Unaudited)

Annual Rate
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.25%
SPDR S&P Capital Markets ETF	0.35
SPDR S&P Health Care Equipment ETF	0.35
SPDR S&P Health Care Services ETF	0.35
SPDR S&P Insurance ETF	0.35
SPDR S&P Internet ETF	0.35
SPDR S&P Metals & Mining ETF	0.35
SPDR S&P Oil & Gas Equipment & Services ETF	0.35
SPDR S&P Pharmaceuticals ETF	0.35
SPDR S&P Retail ETF	0.35
SPDR S&P Semiconductor ETF	0.35
SPDR S&P Software & Services ETF	0.35
SPDR S&P Technology Hardware ETF	0.35
SPDR S&P Telecom ETF	0.35
SPDR S&P Transportation ETF	0.35
SPDR SSGA Gender Diversity Index ETF	0.20
SPDR Wells Fargo Preferred Stock ETF	0.45

The Adviser pays all operating expenses of each Fund other than management fee, brokerage expenses, taxes, interest, the fees and expenses of the Trust’s trustees who are “not interested persons” of the Trust, as defined in the 1940 Act, (“Independent Trustees”) (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

For the SPDR S&P 500 Fossil Fuel Reserves Free ETF, the Adviser has contractually agreed to waive its advisory fee and/or reimburse certain expenses, until October 31, 2018, so that the net annual fund operating expenses of the Fund will be limited to 0.20% of the Fund’s average daily net assets before application of any fees and expenses not paid by the Adviser under the Investment Advisory Agreement (except for acquired fund fees and expenses from holdings in acquired funds for non-cash management purposes), if any. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be cancelled or modified at any time after October 31, 2018. This waiver and/or reimbursement may not be terminated prior to October 31, 2018 except with the approval of the Fund’s Board of Trustees.

Administrator, Sub-Administrator, Custodian, and Transfer Agent Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Distributor

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.

Other Transactions with Affiliates — Securities Lending

State Street Corporation, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2017, are disclosed in the Schedules of Investments.

Due to Custodian

In certain circumstances, the Funds may have cash overdrafts with the custodian. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds. As of December 31, 2017, the SPDR FactSet Innovative Technology ETF has a cash overdraft related to trading activity.

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended December 31, 2017, were as follows:

	Purchases	Sales
SPDR FactSet Innovative Technology ETF	$3,748,939	$3,882,982
SPDR Global Dow ETF	8,130,140	7,995,838
SPDR MSCI USA StrategicFactors ETF	5,016,607	5,258,322
SPDR NYSE Technology ETF	308,239,458	314,352,667
SPDR S&P 500 Fossil Fuel Reserves Free ETF	4,181,235	4,252,112
SPDR S&P Capital Markets ETF	13,028,405	13,203,065
SPDR S&P Health Care Equipment ETF	36,891,275	38,172,272
SPDR S&P Health Care Services ETF	17,179,456	17,230,901
SPDR S&P Insurance ETF	129,465,153	129,874,652
SPDR S&P Internet ETF	978,938	1,311,108
SPDR S&P Metals & Mining ETF	164,398,770	158,363,936
SPDR S&P Oil & Gas Equipment & Services ETF	74,360,002	74,516,304
SPDR S&P Pharmaceuticals ETF	92,920,704	94,213,367
SPDR S&P Retail ETF	107,340,461	107,416,380
SPDR S&P Semiconductor ETF	46,873,883	46,705,351
SPDR S&P Software & Services ETF	7,405,646	7,532,270
SPDR S&P Technology Hardware ETF	717,962	995,569
SPDR S&P Telecom ETF	10,739,238	10,813,367
SPDR S&P Transportation ETF	33,995,584	33,876,615
SPDR SSGA Gender Diversity Index ETF	127,642,231	141,130,921
SPDR Wells Fargo Preferred Stock ETF	180,532,918	180,578,244

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

For the period ended December 31, 2017, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Global Dow ETF	$—	$4,253,159	$1,576,411
SPDR MSCI USA StrategicFactors ETF	32,225,181	7,594,131	1,836,279
SPDR NYSE Technology ETF	24,016,964	6,227,197	3,388,108
SPDR S&P 500 Fossil Fuel Reserves Free ETF	59,683,454	3,030,151	838,174
SPDR S&P Capital Markets ETF	35,494,037	10,371,336	2,705,393
SPDR S&P Health Care Equipment ETF	41,512,506	—	—
SPDR S&P Health Care Services ETF	—	21,059,622	3,281,178
SPDR S&P Insurance ETF	239,234,007	307,913,706	49,775,083
SPDR S&P Metals & Mining ETF	39,755,231	986,982,305	54,541,118
SPDR S&P Oil & Gas Equipment & Services ETF	109,759,950	62,342,871	6,913,480
SPDR S&P Pharmaceuticals ETF	54,854,871	133,608,743	18,654,894
SPDR S&P Retail ETF	2,478,056,503	2,335,847,004	31,973,530
SPDR S&P Semiconductor ETF	132,958,032	141,659,217	32,084,139
SPDR S&P Software & Services ETF	3,432,500	12,778,302	4,657,938
SPDR S&P Telecom ETF	3,592,483	34,888,668	4,615,474
SPDR S&P Transportation ETF	40,725,160	25,692,678	3,863,731
SPDR SSGA Gender Diversity Index ETF	20,997,324	—	—
SPDR Wells Fargo Preferred Stock ETF	74,045,409	8,935,301	411,097

6.	Shareholder Transactions

Each Fund issues and redeems its shares, at NAV, by each fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.

7.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2017, SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability. Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR FactSet Innovative Technology ETF	$7,437,266	$1,060,727	$240,131	$820,596
SPDR Global Dow ETF	76,043,602	23,763,706	6,071,508	17,692,198
SPDR MSCI USA StrategicFactors ETF .	66,373,980	7,382,761	808,232	6,574,529
SPDR NYSE Technology ETF	615,736,717	234,111,255	4,965,965	229,145,290
SPDR S&P 500 Fossil Fuel Reserves Free ETF	189,675,184	39,645,633	3,209,758	36,435,875
SPDR S&P Capital Markets ETF	124,109,383	29,208,560	2,208,082	27,000,478
SPDR S&P Health Care Equipment ETF	161,470,203	30,518,065	4,362,093	26,155,972
SPDR S&P Health Care Services ETF	96,626,556	11,269,377	16,865,441	(5,596,064)
SPDR S&P Insurance ETF	775,127,834	88,709,691	17,613,839	71,095,852
SPDR S&P Internet ETF	2,930,581	822,903	141,583	681,320
SPDR S&P Metals & Mining ETF	958,403,387	71,244,677	51,959,048	19,285,629
SPDR S&P Oil & Gas Equipment & Services ETF	412,837,333	12,807,555	49,842,861	(37,035,306)
SPDR S&P Pharmaceuticals ETF	440,301,965	30,078,348	76,398,002	(46,319,654)
SPDR S&P Retail ETF	716,455,257	11,327,292	55,386,068	(44,058,776)
SPDR S&P Semiconductor ETF	345,463,651	36,353,855	16,627,654	19,726,201
SPDR S&P Software & Services ETF	44,619,493	13,399,262	1,199,143	12,200,119
SPDR S&P Technology Hardware ETF	2,845,079	1,003,452	142,441	861,011
SPDR S&P Telecom ETF	53,391,519	3,625,965	8,137,241	(4,511,276)
SPDR S&P Transportation ETF	201,850,182	32,206,048	5,959,782	26,246,266
SPDR SSGA Gender Diversity Index ETF	309,280,860	60,866,375	8,573,035	52,293,340
SPDR Wells Fargo Preferred Stock ETF	608,952,126	5,300,847	6,007,911	(707,064)

8.	Securities Lending

Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of December 31, 2017, and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2017:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
SPDR FactSet Innovative Technology ETF	$1,313,042	$490,996	$862,967	$1,353,963
SPDR Global Dow ETF	604,668	8,332	607,217	615,549
SPDR MSCI USA StrategicFactors ETF	579,625	111,513	484,626	596,139
SPDR NYSE Technology ETF	35,336,758	7,313,870	29,171,362	36,485,232
SPDR S&P 500 Fossil Fuel Reserves Free ETF	1,012,487	202,114	843,406	1,045,520
SPDR S&P Capital Markets ETF	14,224,983	4,246,922	10,398,349	14,645,271
SPDR S&P Health Care Equipment ETF	22,523,124	291,284	23,211,857	23,503,141
SPDR S&P Health Care Services ETF	8,058,773	2,094,242	6,298,995	8,393,237
SPDR S&P Internet ETF	699,200	221,092	499,492	720,584
SPDR S&P Metals & Mining ETF	126,487,758	38,756,048	92,451,451	131,207,499
SPDR S&P Oil & Gas Equipment & Services ETF	85,514,106	36,844,399	50,825,039	87,669,438
SPDR S&P Pharmaceuticals ETF	49,731,392	15,676,671	36,089,320	51,765,991
SPDR S&P Retail ETF	74,634,733	33,354,029	44,481,216	77,835,245
SPDR S&P Semiconductor ETF	43,324,105	23,267,410	21,847,989	45,115,399
SPDR S&P Software & Services ETF	5,245,360	1,473,039	3,942,193	5,415,232
SPDR S&P Technology Hardware ETF	429,348	83,907	361,764	445,671
SPDR S&P Telecom ETF	10,657,789	4,558,501	6,611,907	11,170,408
SPDR S&P Transportation ETF	25,248,474	—	25,905,354	25,905,354
SPDR SSGA Gender Diversity Index ETF	12,231,571	1,276,782	11,339,564	12,616,346
SPDR Wells Fargo Preferred Stock ETF	17,444,326	17,075,847	803,275	17,879,122

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2017:

		Remaining Contractual Maturity of the Agreements As of December 31, 2017
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR FactSet Innovative Technology ETF	Common Stocks	$490,996	$—	$—	$—	$—	$490,996
SPDR Global Dow ETF	Common Stocks	8,332	—	—	—	—	8,332
SPDR MSCI USA StrategicFactors ETF . . . . . .	Common Stocks .	111,513	—	—	—	—	111,513
SPDR NYSE Technology ETF	Common Stocks	7,313,870	—	—	—	.—	7,313,870
SPDR S&P 500 Fossil Fuel Reserves Free ETF	Common Stocks	202,114	—	—	—	—	202,114
SPDR S&P Capital Markets ETF	Common Stocks	4,246,922	—	—	—	—	4,246,922
SPDR S&P Health Care Equipment ETF	Common Stocks	291,284	—	—	—	—	291,284
SPDR S&P Health Care Services ETF	Common Stocks	2,094,242	—	—	—	—	2,094,242
SPDR S&P Internet ETF	Common Stocks	221,092	—	—	—	—	221,092
SPDR S&P Metals & Mining ETF	Common Stocks	38,756,048	—	—	—	—	38,756,048
SPDR S&P Oil & Gas Equipment & Services ETF	Common Stocks	36,844,399	—	—	—	—	36,844,399

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

		Remaining Contractual Maturity of the Agreements As of December 31, 2017
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P Pharmaceuticals ETF	Common Stocks	$15,676,671	$—	$—	$—	$—	$15,676,671
SPDR S&P Retail ETF	Common Stocks	33,354,029	—	—	—	—	33,354,029
SPDR S&P Semiconductor ETF	Common Stocks	23,267,410	—	—	—	—	23,267,410
SPDR S&P Software & Services ETF	Common Stocks	1,473,039	—	—	—	—	1,473,039
SPDR S&P Technology Hardware ETF	Common Stocks	83,907	—	—	—	—	83,907
SPDR S&P Telecom ETF	Common Stocks	4,558,501	—	—	—	—	4,558,501
SPDR SSGA Gender Diversity Index ETF	Common Stocks	1,276,782	—	—	—	—	1,276,782
SPDR Wells Fargo Preferred Stock ETF	Common Stocks	17,075,847	—	—	—	—	17,075,847

9.	Line of Credit

Certain Funds and other affiliated funds (each, a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018, unless extended or renewed.

The following Funds participate in the credit facility as of December 31, 2017:

SPDR Global Dow ETF

SPDR Wells Fargo Preferred Stock ETF

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017, the Funds and other affiliated Funds participated in a $360 million revolving credit facility.

The Funds had no outstanding loans during the period ended December 31, 2017.

10.	Risks

Concentration of Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	Stock Splits

The Board authorized a 3-for-1 share split for the SPDR S&P Insurance ETF effective after the close of trading on November 29, 2017 for shareholders of record on November 27, 2017. The impact of the stock split was to increase the number of shares outstanding by a factor of 3, while decreasing the NAV per share by a factor of 3, resulting in no

136

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

effect to the net assets of the aforementioned Fund. The Board authorized a 2-for-1 stock split for the SPDR NYSE Technology ETF, SPDR S&P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, and SPDR S&P Transportation ETF effective after the close of trading on September 8, 2015 for the shareholders of record on September 8, 2015. The impact of the stock split was to increase the number of shares outstanding by a factor of 2, while decreasing the NAV per share by a factor of 2, resulting in no effect to the net assets of the aforementioned Funds. The financial statements and financial highlights of the aforementioned Funds have been adjusted to reflect the stock splits.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

137

SPDR SERIES TRUST — EQUITY FUNDS

OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR FactSet Innovative Technology ETF	0.45%	$1,133.20	$2.42	$1,022.90	$2.29
SPDR Global Dow ETF	0.50%	$1,122.40	$2.67	$1,022.70	$2.55
SPDR NYSE Technology ETF	0.35%	$1,161.70	$1.91	$1,023.40	$1.79
SPDR MSCI USA StrategicFactors ETF	0.15%	$1,114.50	$0.80	$1,024.40	$0.77
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.20%	$1,111.90	$1.06	$1,024.20	$1.02
SPDR S&P Capital Markets ETF	0.35%	$1,186.00	$1.93	$1,023.40	$1.79
SPDR S&P Health Care Equipment ETF	0.35%	$1,056.10	$1.81	$1,023.40	$1.79
SPDR S&P Health Care Services ETF	0.35%	$954.00	$1.72	$1,023.40	$1.79
SPDR S&P Insurance ETF	0.35%	$1,054.50	$1.81	$1,023.40	$1.79
SPDR S&P Internet ETF	0.35%	$1,104.00	$1.86	$1,023.40	$1.79
SPDR S&P Metals & Mining ETF	0.35%	$1,216.70	$1.96	$1,023.40	$1.79
SPDR S&P Oil & Gas Equipment & Services ETF	0.35%	$1,121.80	$1.87	$1,023.40	$1.79
SPDR S&P Pharmaceuticals ETF	0.35%	$1,014.60	$1.78	$1,023.40	$1.79
SPDR S&P Retail ETF	0.35%	$1,119.60	$1.87	$1,023.40	$1.79
SPDR S&P Semiconductor ETF	0.35%	$1,134.90	$1.88	$1,023.40	$1.79
SPDR S&P Software & Services ETF	0.35%	$1,109.90	$1.86	$1,023.40	$1.79
SPDR S&P Technology Hardware ETF	0.35%	$1,089.50	$1.84	$1,023.40	$1.79

138

SPDR SERIES TRUST — EQUITY FUNDS

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR S&P Telecom ETF	0.35%	$981.80	$1.75	$1,023.40	$1.79
SPDR S&P Transportation ETF	0.35%	$1,180.70	$1.92	$1,023.40	$1.79
SPDR SSGA Gender Diversity Index ETF	0.20%	$1,104.40	$1.06	$1,024.20	$1.02
SPDR Wells Fargo Preferred Stock ETF	0.45%	$1,007.50	$2.28	$1,022.90	$2.29

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

139

SPDR SERIES TRUST — EQUITY FUNDS

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

140

SPDR Series Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce S. Rosenberg, Treasurer

Ann Carpenter, Vice President; Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Jesse D. Hallee, Secretary

Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20006

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

SPDR® Series Trust — Equity Funds

For more complete information, please call 866.787.2257 or

visit www.spdrs.com today.

State Street Global Advisors

State Street Financial Center

One Lincoln Street

Boston, MA 02111

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.

Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

Wells Fargo® Hybrid and Preferred Securities Aggregate Index are trademarks of Wells Fargo & Company and have been licensed for use by State Street Global Advisors. The product is not sponsored, issued or advised by Wells Fargo & Company or its affiliates and Wells Fargo & Company makes no representation regarding the performance of the index or this product.

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500, SPDR S&P MidCap 400 and SPDR Dow Jones Industrial Average, each an unit investment trust. ALPS Portfolio Solutions Distributor, Inc. is distributor for The Select Sector SPDR Trust. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Markets, LLC.

Distributor: State Street Global Advisors Funds Distributors, LLC is the distributor for all registered products on behalf of the adviser. SSGA Funds Management has retained GSO Capital Partners, Nuveen Asset Management, Massachusetts Financial Services Company & DoubleLine Capital LP as sub-advisers for certain series of the Trust.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

© 2018 State Street Corporation - All Rights Reserved

SPDRLEGACYEQSAR

Semi-Annual Report

December 31, 2017

SPDR® Series Trust - Equity Funds

SPDR S&P Aerospace & Defense ETF

SPDR S&P Bank ETF

SPDR S&P Homebuilders ETF

SPDR S&P Oil & Gas Exploration & Production ETF

SPDR S&P Regional Banking ETF

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (UNAUDITED)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR S&P AEROSPACE & DEFENSE ETF PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Arconic, Inc.	3.8%
Kratos Defense & Security Solutions, Inc.	3.6
United Technologies Corp.	3.6
Textron, Inc.	3.6
Boeing Co.	3.6
Aerojet Rocketdyne Holdings, Inc.	3.5
Spirit AeroSystems Holdings, Inc.	3.5
Hexcel Corp.	3.5
L3 Technologies, Inc.	3.5
Lockheed Martin Corp.	3.5
TOTAL	35.7%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017

% of Net Assets
Aerospace & Defense	100.0%
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%

(The industry breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

1

SPDR S&P BANK ETF PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
LendingTree, Inc.	2.0%
Voya Financial, Inc.	2.0
PacWest Bancorp	1.9
Wells Fargo & Co.	1.9
Northern Trust Corp.	1.9
Comerica, Inc.	1.9
Bank of America Corp.	1.9
KeyCorp	1.9
Regions Financial Corp.	1.9
Popular, Inc.	1.9
TOTAL	19.2%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017

% of Net Assets
Regional Banks	76.4%
Diversified Banks	9.2
Thrifts & Mortgage Finance	8.5
Asset Management & Custody Banks	3.7
Other Diversified Financial Services	2.0
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

(The industry breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

2

SPDR S&P HOMEBUILDERS ETF PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Lowe’s Cos., Inc.	4.8%
Owens Corning	4.6
NVR, Inc.	4.6
Home Depot, Inc.	4.6
Masco Corp.	4.6
Johnson Controls International PLC	4.5
Lennar Corp.	4.5
D.R. Horton, Inc.	4.5
Toll Brothers, Inc.	4.4
Whirlpool Corp.	4.4
TOTAL	45.5%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017

% of Net Assets
Homebuilding	33.5%
Building Products	32.7
Home Furnishings	10.5
Home Improvement Retail	9.4
Homefurnishing Retail	8.5
Household Appliances	5.2
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(2.5)
TOTAL	100.0%

(The industry breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

3

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
PDC Energy, Inc.	2.1%
Diamondback Energy, Inc.	2.1
Callon Petroleum Co.	2.1
Parsley Energy, Inc.	2.0
HollyFrontier Corp.	2.0
Anadarko Petroleum Corp.	2.0
Marathon Oil Corp.	2.0
RSP Permian, Inc.	2.0
Pioneer Natural Resources Co.	2.0
Continental Resources, Inc.	2.0
TOTAL	20.3%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017

% of Net Assets
Oil & Gas Exploration & Production	78.9%
Oil & Gas Refining & Marketing	15.3
Integrated Oil & Gas	5.7
Short-Term Investments	3.9
Liabilities in Excess of Other Assets	(3.8)
TOTAL	100.0%

(The industry breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

4

SPDR S&P REGIONAL BANKING ETF PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Comerica, Inc.	2.4%
KeyCorp	2.4
Regions Financial Corp.	2.4
East West Bancorp, Inc.	2.4
SVB Financial Group	2.4
Citizens Financial Group, Inc.	2.4
PNC Financial Services Group, Inc.	2.4
First Horizon National Corp.	2.4
Fifth Third Bancorp	2.4
BB&T Corp.	2.4
TOTAL	24.0%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017

% of Net Assets
Regional Banks	99.8%
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%

(The industry breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

5

SPDR S&P AEROSPACE & DEFENSE ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 100.0%
AAR Corp.	357,347	$14,040,164
Aerojet Rocketdyne Holdings, Inc. (a)	1,225,318	38,229,922
Aerovironment, Inc. (a)	466,570	26,202,571
Arconic, Inc.	1,520,254	41,426,921
Astronics Corp. (a)	199,964	8,292,507
Axon Enterprise, Inc. (a) (b)	1,064,852	28,218,578
Boeing Co.	130,118	38,373,099
BWX Technologies, Inc.	600,204	36,306,340
Cubic Corp.	267,619	15,776,140
Curtiss-Wright Corp.	304,153	37,061,043
Engility Holdings, Inc. (a)	311,968	8,850,532
Esterline Technologies Corp. (a)	436,472	32,604,458
General Dynamics Corp.	185,014	37,641,098
Harris Corp.	259,691	36,785,230
HEICO Corp.	380,582	35,907,912
Hexcel Corp.	614,889	38,030,885
Huntington Ingalls Industries, Inc.	156,957	36,994,765
KLX, Inc. (a)	518,747	35,404,483
Kratos Defense & Security Solutions, Inc. (a) (b)	3,675,956	38,928,374
L3 Technologies, Inc.	191,904	37,968,206
Lockheed Martin Corp.	117,780	37,813,269
Mercury Systems, Inc. (a)	536,710	27,560,059
Moog, Inc. Class A (a)	178,215	15,477,973
National Presto Industries, Inc. (b)	35,976	3,577,813
Northrop Grumman Corp.	121,702	37,351,561
Orbital ATK, Inc.	280,654	36,906,001
Raytheon Co.	197,803	37,157,294
Rockwell Collins, Inc.	276,357	37,479,536
Spirit AeroSystems Holdings, Inc. Class A	437,911	38,207,735
Teledyne Technologies, Inc. (a)	206,009	37,318,530
Textron, Inc.	678,351	38,387,883
TransDigm Group, Inc. (b)	135,461	37,200,300
Triumph Group, Inc. (b)	1,019,555	27,731,896
United Technologies Corp.	302,913	38,642,611
Wesco Aircraft Holdings, Inc. (a)	937,943	6,940,779

TOTAL COMMON STOCKS (Cost $897,052,683)		1,080,796,468

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d)	408,743	408,743

See accompanying notes to financial statements.

6

SPDR S&P AEROSPACE & DEFENSE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	11,613,899	11,613,899

TOTAL SHORT-TERM INVESTMENTS (Cost $12,022,642)		12,022,642

TOTAL INVESTMENTS — 101.1% (Cost $909,075,325)		1,092,819,110

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(11,841,514)

NET ASSETS — 100.0%		$1,080,977,596

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$1,080,796,468	$—	$—	$1,080,796,468
Short-Term Investments	12,022,642	—	—	12,022,642

TOTAL INVESTMENTS	$1,092,819,110	$—	$—	$1,092,819,110

See accompanying notes to financial statements.

7

SPDR S&P AEROSPACE & DEFENSE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	693,298	$693,298	$22,787,891	$23,072,446	$—	$—	408,743	$408,743	$6,614
State Street Navigator Securities Lending Government Money Market Portfolio	6,112,712	6,112,712	32,033,519	26,532,332	—	—	11,613,899	11,613,899	26,627

Total		$6,806,010	$54,821,410	$49,604,778	$—	$—		$12,022,642	$33,241

See accompanying notes to financial statements.

8

SPDR S&P BANK ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 3.7%
Bank of New York Mellon Corp.	1,280,769	$68,982,219
Northern Trust Corp.	716,461	71,567,289

		140,549,508

DIVERSIFIED BANKS — 9.2%
Bank of America Corp.	2,410,351	71,153,562
Citigroup, Inc.	924,812	68,815,261
JPMorgan Chase & Co.	661,025	70,690,013
US Bancorp	1,264,865	67,771,467
Wells Fargo & Co.	1,180,530	71,622,755

		350,053,058

OTHER DIVERSIFIED FINANCIAL SERVICES — 2.0%
Voya Financial, Inc.	1,517,198	75,055,785

REGIONAL BANKS — 76.4%
Associated Banc-Corp.	1,560,617	39,639,672
BancorpSouth Bank	992,604	31,217,396
Bank of Hawaii Corp.	245,795	21,064,631
Bank of the Ozarks, Inc. (a)	1,399,546	67,808,004
BankUnited, Inc.	1,234,114	50,253,122
BB&T Corp.	1,405,737	69,893,244
BOK Financial Corp.	159,234	14,700,483
Cathay General Bancorp	588,197	24,804,267
Chemical Financial Corp.	466,547	24,946,268
CIT Group, Inc.	1,404,923	69,164,359
Citizens Financial Group, Inc.	1,677,524	70,422,457
Columbia Banking System, Inc.	567,133	24,636,257
Comerica, Inc.	819,858	71,171,873
Commerce Bancshares, Inc.	620,662	34,657,766
Community Bank System, Inc.	337,888	18,161,480
Cullen/Frost Bankers, Inc.	699,838	66,239,667
CVB Financial Corp.	583,139	13,738,755
East West Bancorp, Inc.	1,160,206	70,575,331
FCB Financial Holdings, Inc. Class A (b)	357,452	18,158,562
Fifth Third Bancorp	2,305,630	69,952,814
First Horizon National Corp.	3,511,547	70,195,825
First Midwest Bancorp, Inc.	1,048,932	25,184,857
First Republic Bank	754,647	65,382,616
FNB Corp.	3,488,255	48,207,684
Fulton Financial Corp.	1,217,907	21,800,535
Glacier Bancorp, Inc. (a)	602,085	23,716,128
Great Western Bancorp, Inc.	387,992	15,442,082

See accompanying notes to financial statements.

9

SPDR S&P BANK ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Hancock Holding Co.	835,626	$41,363,487
Home BancShares, Inc.	2,194,943	51,032,425
Hope Bancorp, Inc.	845,971	15,438,971
Huntington Bancshares, Inc.	4,715,115	68,652,074
IBERIABANK Corp.	717,249	55,586,797
Investors Bancorp, Inc.	4,960,719	68,854,780
KeyCorp	3,520,337	71,005,197
M&T Bank Corp.	407,739	69,719,292
MB Financial, Inc.	685,140	30,502,433
Old National Bancorp	1,399,435	24,420,141
PacWest Bancorp	1,445,869	72,871,798
People’s United Financial, Inc.	3,708,703	69,352,746
Pinnacle Financial Partners, Inc.	656,613	43,533,442
PNC Financial Services Group, Inc.	486,947	70,261,583
Popular, Inc.	1,993,140	70,736,539
Prosperity Bancshares, Inc.	629,963	44,141,507
Regions Financial Corp.	4,099,551	70,840,241
Signature Bank (b)	509,010	69,866,713
Simmons First National Corp. Class A	330,796	18,888,452
Sterling Bancorp	2,773,063	68,217,350
SunTrust Banks, Inc.	1,073,923	69,364,687
SVB Financial Group (b)	301,472	70,475,109
Synovus Financial Corp.	1,229,083	58,922,239
TCF Financial Corp.	1,760,481	36,089,860
Texas Capital Bancshares, Inc. (b)	650,724	57,849,364
Trustmark Corp.	348,305	11,096,997
UMB Financial Corp.	346,489	24,919,489
Umpqua Holdings Corp.	2,340,005	48,672,104
United Bankshares, Inc. (a)	1,121,510	38,972,472
United Community Banks, Inc.	621,605	17,491,965
Valley National Bancorp	2,979,042	33,424,851
Webster Financial Corp.	735,650	41,314,104
Western Alliance Bancorp (b)	1,053,604	59,655,058
Wintrust Financial Corp.	453,514	37,355,948
Zions Bancorp	1,374,861	69,884,185

		2,911,910,535

THRIFTS & MORTGAGE FINANCE — 8.5%
Essent Group, Ltd. (b)	1,381,334	59,977,522
LendingTree, Inc. (a) (b)	222,208	75,650,714
MGIC Investment Corp. (b)	4,054,002	57,201,968
New York Community Bancorp, Inc.	5,244,989	68,289,757
Radian Group, Inc.	2,057,558	42,406,270

See accompanying notes to financial statements.

10

SPDR S&P BANK ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Washington Federal, Inc.	647,892	$22,190,301

		325,716,532

TOTAL COMMON STOCKS (Cost $3,313,167,682)		3,803,285,418

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d)	2,860,049	2,860,049
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	153,650	153,650

TOTAL SHORT-TERM INVESTMENTS (Cost $3,013,699)		3,013,699

TOTAL INVESTMENTS — 99.9% (Cost $3,316,181,381)		3,806,299,117

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		4,255,621

NET ASSETS — 100.0%		$3,810,554,738

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Asset Management & Custody Banks	$140,549,508	$—	$—	$140,549,508
Diversified Banks	350,053,058	—	—	350,053,058
Other Diversified Financial Services	75,055,785	—	—	75,055,785
Regional Banks	2,911,910,535	—	—	2,911,910,535
Thrifts & Mortgage Finance	325,716,532	—	—	325,716,532
Short-Term Investments	3,013,699	—	—	3,013,699

TOTAL INVESTMENTS	$3,806,299,117	$—	$—	$3,806,299,117

See accompanying notes to financial statements.

11

SPDR S&P BANK ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,010,389	$4,010,389	$45,026,984	$46,177,324	$—	$—	2,860,049	$2,860,049	$38,277
State Street Navigator Securities Lending Government Money Market Portfolio	586,781	586,781	1,314,966	1,748,097	—	—	153,650	153,650	147

Total		$4,597,170	$46,341,950	$47,925,421	$—	$—		$3,013,699	$38,424

See accompanying notes to financial statements.

12

SPDR S&P HOMEBUILDERS ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BUILDING PRODUCTS — 32.7%
Allegion PLC	491,696	$39,119,334
AO Smith Corp.	515,022	31,560,548
Armstrong World Industries, Inc. (a)	249,791	15,124,845
Fortune Brands Home & Security, Inc.	608,508	41,646,287
Johnson Controls International PLC	1,446,861	55,139,873
Lennox International, Inc.	241,994	50,397,670
Masco Corp.	1,267,002	55,672,068
Owens Corning	611,003	56,175,616
Trex Co., Inc. (a)	136,907	14,839,350
USG Corp. (a)	1,011,938	39,020,329

		398,695,920

HOME FURNISHINGS — 10.5%
Leggett & Platt, Inc.	672,583	32,102,387
Mohawk Industries, Inc. (a)	192,957	53,236,836
Tempur Sealy International, Inc. (a)	685,170	42,953,307

		128,292,530

HOME IMPROVEMENT RETAIL — 9.4%
Home Depot, Inc.	295,147	55,939,211
Lowe’s Cos., Inc.	632,349	58,770,516

		114,709,727

HOMEBUILDING — 33.5%
CalAtlantic Group, Inc.	529,365	29,850,892
Cavco Industries, Inc. (a)	25,876	3,948,678
Century Communities, Inc. (a)	140,104	4,357,234
D.R. Horton, Inc.	1,065,926	54,436,841
Installed Building Products, Inc. (a)	113,253	8,601,565
Lennar Corp. Class A	870,525	55,052,001
LGI Homes, Inc. (a) (b)	170,889	12,821,802
M/I Homes, Inc. (a)	140,661	4,838,738
MDC Holdings, Inc.	382,730	12,201,417
NVR, Inc. (a)	15,952	55,963,125
PulteGroup, Inc.	1,587,270	52,776,728
Taylor Morrison Home Corp. Class A (a)	736,439	18,020,662
Toll Brothers, Inc.	1,130,729	54,297,607
TopBuild Corp. (a)	171,450	12,985,623
TRI Pointe Group, Inc. (a)	1,203,942	21,574,641

See accompanying notes to financial statements.

13

SPDR S&P HOMEBUILDERS ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
William Lyon Homes Class A (a)	244,812	$7,119,133

		408,846,687

HOMEFURNISHING RETAIL — 8.5%
Bed Bath & Beyond, Inc.	2,345,189	51,570,706
Williams-Sonoma, Inc. (b)	1,016,702	52,563,493

		104,134,199

HOUSEHOLD APPLIANCES — 5.2%
Helen of Troy, Ltd. (a)	98,813	9,520,633
Whirlpool Corp.	319,014	53,798,521

		63,319,154

TOTAL COMMON STOCKS (Cost $1,180,034,007)		1,217,998,217

SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d)	1,705,373	1,705,373
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	31,321,926	31,321,926

TOTAL SHORT-TERM INVESTMENTS (Cost $33,027,299)		33,027,299

TOTAL INVESTMENTS — 102.5% (Cost $1,213,061,306)		1,251,025,516

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(30,423,672)

NET ASSETS — 100.0%		$1,220,601,844

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

14

SPDR S&P HOMEBUILDERS ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Building Products	$398,695,920	$—	$—	$398,695,920
Home Furnishings	128,292,530	—	—	128,292,530
Home Improvement Retail	114,709,727	—	—	114,709,727
Homebuilding	408,846,687	—	—	408,846,687
Homefurnishing Retail	104,134,199	—	—	104,134,199
Household Appliances	63,319,154	—	—	63,319,154
Short-Term Investments	33,027,299	—	—	33,027,299

TOTAL INVESTMENTS	$1,251,025,516	$—	$—	$1,251,025,516

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,566,802	$1,566,802	$9,821,360	$9,682,789	$—	$—	1,705,373	$1,705,373	$8,454
State Street Navigator Securities Lending Government Money Market Portfolio	9,981,598	9,981,598	119,025,664	97,685,336	—	—	31,321,926	31,321,926	80,410

Total		$11,548,400	$128,847,024	$107,368,125	$—	$—		$33,027,299	$88,864

See accompanying notes to financial statements.

15

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INTEGRATED OIL & GAS — 5.7%
Chevron Corp.	376,335	$47,113,379
Exxon Mobil Corp.	546,033	45,670,200
Occidental Petroleum Corp.	655,397	48,276,543

		141,060,122

OIL & GAS EXPLORATION & PRODUCTION — 78.9%
Anadarko Petroleum Corp.	941,777	50,516,918
Antero Resources Corp. (a) (b)	2,475,637	47,037,103
Apache Corp.	1,108,875	46,816,702
Bill Barrett Corp. (a)	1,540,307	7,901,775
Cabot Oil & Gas Corp.	1,626,274	46,511,436
California Resources Corp. (a) (b) (c)	1,124,370	21,857,753
Callon Petroleum Co. (a) (b)	4,217,786	51,246,100
Carrizo Oil & Gas, Inc. (a) (b)	2,250,882	47,898,769
Centennial Resource Development, Inc. Class A (a) (b)	1,736,326	34,379,255
Chesapeake Energy Corp. (a) (b)	12,263,678	48,564,165
Cimarex Energy Co.	403,279	49,204,071
CNX Resources Corp. (a)	3,136,248	45,883,308
Concho Resources, Inc. (a)	321,906	48,356,719
ConocoPhillips	875,107	48,034,623
Continental Resources, Inc. (a)	941,547	49,873,745
Denbury Resources, Inc. (a) (b)	5,217,450	11,530,565
Devon Energy Corp.	1,186,075	49,103,505
Diamondback Energy, Inc. (a)	407,429	51,437,911
Energen Corp. (a)	830,509	47,812,403
EOG Resources, Inc.	449,709	48,528,098
EQT Corp.	800,486	45,563,663
Extraction Oil & Gas, Inc. (a) (b)	1,498,643	21,445,581
Gulfport Energy Corp. (a)	3,622,008	46,216,822
Halcon Resources Corp. (a)	2,666,500	20,185,405
Hess Corp.	992,058	47,092,993
Jagged Peak Energy, Inc. (a) (b)	894,292	14,111,928
Kosmos Energy, Ltd. (a) (b)	2,304,217	15,783,886
Laredo Petroleum, Inc. (a) (b)	3,635,136	38,568,793
Marathon Oil Corp.	2,978,868	50,432,235
Matador Resources Co. (a) (b)	1,290,685	40,179,024
Murphy Oil Corp. (b)	1,586,833	49,271,165
Newfield Exploration Co. (a)	1,535,600	48,417,468
Noble Energy, Inc.	1,675,183	48,814,833
Oasis Petroleum, Inc. (a)	4,486,100	37,728,101
Parsley Energy, Inc. Class A (a)	1,729,091	50,904,439
PDC Energy, Inc. (a)	1,014,804	52,302,998

See accompanying notes to financial statements.

16

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Pioneer Natural Resources Co.	289,479	$50,036,445
QEP Resources, Inc. (a)	4,852,850	46,441,775
Range Resources Corp.	2,806,597	47,880,545
Resolute Energy Corp. (a) (b)	750,938	23,632,019
Ring Energy, Inc. (a)	328,811	4,570,473
RSP Permian, Inc. (a)	1,232,087	50,121,299
Sanchez Energy Corp. (a) (b)	3,165,818	16,810,494
SandRidge Energy, Inc. (a)	195,947	4,128,603
SM Energy Co.	2,068,282	45,667,667
Southwestern Energy Co. (a)	8,220,589	45,870,887
SRC Energy, Inc. (a) (b)	2,969,171	25,327,029
Stone Energy Corp. (a)	199,567	6,418,075
Tellurian, Inc. (a) (b)	463,146	4,511,042
Ultra Petroleum Corp. (a) (b)	2,000,838	18,127,592
Whiting Petroleum Corp. (a) (b)	1,795,178	47,536,313
WPX Energy, Inc. (a)	3,495,887	49,187,130

		1,965,781,646

OIL & GAS REFINING & MARKETING — 15.3%
Andeavor	406,392	46,466,861
CVR Energy, Inc.	442,589	16,482,014
Delek US Holdings, Inc.	857,175	29,949,695
Green Plains, Inc.	1,131,307	19,062,523
HollyFrontier Corp.	987,760	50,593,067
Marathon Petroleum Corp.	697,014	45,988,984
Par Pacific Holdings, Inc. (a)	377,198	7,272,377
PBF Energy, Inc. Class A	1,351,253	47,901,919
Phillips 66	453,296	45,850,890
Renewable Energy Group, Inc. (a) (b)	371,828	4,387,570
REX American Resources Corp. (a)	46,187	3,823,822
Valero Energy Corp.	515,184	47,350,562
World Fuel Services Corp.	600,994	16,911,971

		382,042,255

TOTAL COMMON STOCKS (Cost $2,747,919,275)		2,488,884,023

SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e)	1,555,899	1,555,899

See accompanying notes to financial statements.

17

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	95,513,967	95,513,967

TOTAL SHORT-TERM INVESTMENTS (Cost $97,069,866)		97,069,866

TOTAL INVESTMENTS — 103.8% (Cost $2,844,989,141)		2,585,953,889

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(95,476,458)

NET ASSETS — 100.0%		$2,490,477,431

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Integrated Oil & Gas	$141,060,122	$—	$—	$141,060,122
Oil & Gas Exploration & Production	1,965,781,646	—	—	1,965,781,646
Oil & Gas Refining & Marketing	382,042,255	—	—	382,042,255
Short-Term Investments	97,069,866	—	—	97,069,866

TOTAL INVESTMENTS	$2,585,953,889	$—	$—	$2,585,953,889

See accompanying notes to financial statements.

18

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17		Dividend Income
California Resources Corp.	2,581,026	$22,067,772	$36,912,570	$55,558,511	$(5,260,439)	$23,696,361	1,124,370	$—	*	$—
Sanchez Energy Corp.	6,008,785	43,143,076	40,210,700	54,210,670	(17,574,185)	5,241,573	3,165,818	—	*	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	17,256,606	15,700,707	—	—	1,555,899	1,555,899		9,516
State Street Navigator Securities Lending Government Money Market Portfolio	86,190,306	86,190,306	236,489,429	227,165,768	—	—	95,513,967	95,513,967		1,244,685

Total		$151,401,154	$330,869,305	$352,635,656	$(22,834,624)	$28,937,934		$97,069,866		$1,254,201

*	As of December 31, 2017, no longer an affiliate.

See accompanying notes to financial statements.

19

SPDR S&P REGIONAL BANKING ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
REGIONAL BANKS — 99.8%
Ameris Bancorp.	345,795	$16,667,319
Associated Banc-Corp.	1,756,899	44,625,235
Banc of California, Inc. (a)	1,234,844	25,499,529
Bancorp, Inc. (b)	564,312	5,575,403
BancorpSouth Bank	1,117,575	35,147,734
Bank of Hawaii Corp.	276,699	23,713,104
Bank of the Ozarks, Inc. (a)	1,575,624	76,338,983
BankUnited, Inc.	1,389,317	56,572,988
Banner Corp.	358,299	19,749,441
BB&T Corp.	2,064,642	102,654,000
Berkshire Hills Bancorp, Inc.	366,817	13,425,502
BOK Financial Corp.	179,353	16,557,869
Boston Private Financial Holdings, Inc.	575,913	8,897,856
Brookline Bancorp, Inc.	737,329	11,576,065
Cadence BanCorp (b)	173,881	4,715,653
Canadian Imperial Bank of Commerce	1	97
Carolina Financial Corp.	153,095	5,687,479
Cathay General Bancorp	662,119	27,921,558
CenterState Bank Corp.	528,025	13,586,083
Central Pacific Financial Corp.	221,228	6,599,231
Chemical Financial Corp.	525,213	28,083,139
CIT Group, Inc.	2,063,413	101,581,822
Citizens Financial Group, Inc.	2,463,899	103,434,480
City Holding Co.	131,349	8,862,117
Columbia Banking System, Inc.	638,459	27,734,659
Comerica, Inc.	1,204,259	104,541,724
Commerce Bancshares, Inc.	698,759	39,018,703
Community Bank System, Inc. (a)	380,440	20,448,650
ConnectOne Bancorp, Inc.	223,700	5,760,275
Cullen/Frost Bankers, Inc.	787,808	74,566,027
Customers Bancorp, Inc. (b)	429,629	11,166,058
CVB Financial Corp. (a)	656,395	15,464,666
Eagle Bancorp, Inc. (b)	289,114	16,739,701
East West Bancorp, Inc.	1,704,108	103,660,890
Enterprise Financial Services Corp.	171,887	7,760,698
FB Financial Corp. (b)	131,981	5,541,882
FCB Financial Holdings, Inc. Class A (b)	402,481	20,446,035
Fidelity Southern Corp.	148,665	3,240,897
Fifth Third Bancorp	3,386,375	102,742,617
First BanCorp (b)	3,446,262	17,575,936
First Commonwealth Financial Corp.	895,207	12,819,364
First Financial Bancorp	562,538	14,822,876

See accompanying notes to financial statements.

20

SPDR S&P REGIONAL BANKING ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
First Financial Bankshares, Inc. (a)	354,634	$15,976,262
First Hawaiian, Inc.	493,589	14,402,927
First Horizon National Corp.	5,144,838	102,845,312
First Interstate BancSystem, Inc. Class A	337,268	13,507,583
First Merchants Corp.	465,066	19,560,676
First Midwest Bancorp, Inc.	1,180,795	28,350,888
First Republic Bank (c)	1,108,326	96,025,365
FNB Corp.	3,926,980	54,270,864
Franklin Financial Network, Inc. (b)	153,195	5,223,950
Fulton Financial Corp.	1,371,130	24,543,227
Glacier Bancorp, Inc.	677,884	26,701,851
Great Western Bancorp, Inc.	436,745	17,382,451
Green Bancorp, Inc. (b)	332,871	6,757,281
Guaranty Bancorp	210,006	5,806,666
Hancock Holding Co.	940,707	46,564,996
Hanmi Financial Corp.	268,468	8,148,004
Heartland Financial USA, Inc.	169,090	9,071,679
Hilltop Holdings, Inc.	744,745	18,864,391
Home BancShares, Inc.	2,470,985	57,450,401
Hope Bancorp, Inc.	952,308	17,379,621
Huntington Bancshares, Inc.	6,925,359	100,833,227
IBERIABANK Corp.	807,440	62,576,600
Independent Bank Corp.	163,693	11,433,956
Independent Bank Group, Inc.	197,858	13,375,201
International Bancshares Corp.	427,419	16,968,534
Investors Bancorp, Inc.	5,584,738	77,516,163
KeyCorp	5,170,485	104,288,682
Lakeland Bancorp, Inc.	215,850	4,155,113
LegacyTexas Financial Group, Inc.	380,791	16,073,188
Live Oak Bancshares, Inc.	141,736	3,380,404
M&T Bank Corp.	598,878	102,402,149
MB Financial, Inc.	771,202	34,333,913
National Bank Holdings Corp. Class A	205,632	6,668,646
NBT Bancorp, Inc.	232,953	8,572,670
OFG Bancorp	524,220	4,927,668
Old National Bancorp	1,575,421	27,491,096
Opus Bank (b)	335,370	9,155,601
Pacific Premier Bancorp, Inc. (b)	780,966	31,238,640
PacWest Bancorp	1,627,669	82,034,518
People’s United Financial, Inc. (a)	4,175,119	78,074,725
Pinnacle Financial Partners, Inc.	739,121	49,003,722
PNC Financial Services Group, Inc.	715,226	103,199,960
Popular, Inc.	2,732,667	96,982,352
Preferred Bank	126,130	7,413,921

See accompanying notes to financial statements.

21

SPDR S&P REGIONAL BANKING ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Prosperity Bancshares, Inc.	709,207	$49,694,134
Regions Financial Corp.	6,021,142	104,045,334
Renasant Corp.	311,854	12,751,710
Sandy Spring Bancorp, Inc.	170,783	6,663,953
Seacoast Banking Corp. of Florida (b)	325,062	8,194,813
ServisFirst Bancshares, Inc. (a)	229,170	9,510,555
Signature Bank (b)	747,579	102,612,694
Simmons First National Corp. Class A	372,407	21,264,440
South State Corp.	230,979	20,129,820
Southside Bancshares, Inc.	165,271	5,566,335
State Bank Financial Corp.	170,447	5,086,138
Sterling Bancorp	3,199,809	78,715,301
SunTrust Banks, Inc.	1,577,393	101,883,814
SVB Financial Group (b)	442,759	103,503,771
Synovus Financial Corp.	1,383,691	66,334,147
TCF Financial Corp.	1,981,885	40,628,643
Texas Capital Bancshares, Inc. (b)	732,528	65,121,739
TriState Capital Holdings, Inc. (b)	138,405	3,183,315
Triumph Bancorp, Inc. (b)	158,291	4,986,167
Trustmark Corp.	392,101	12,492,338
UMB Financial Corp.	390,066	28,053,547
Umpqua Holdings Corp.	2,634,338	54,794,230
United Bankshares, Inc.	1,262,499	43,871,840
United Community Banks, Inc.	699,813	19,692,738
Univest Corp. of Pennsylvania	171,882	4,821,290
Valley National Bancorp	3,353,733	37,628,884
Webster Financial Corp.	828,148	46,508,792
Westamerica Bancorporation (a)	162,906	9,701,052
Western Alliance Bancorp (b)	1,186,178	67,161,398
Wintrust Financial Corp.	510,422	42,043,460
Zions Bancorp	2,019,225	102,637,206

TOTAL COMMON STOCKS (Cost $4,206,981,761)		4,281,742,987

SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e)	1,220,427	1,220,427

See accompanying notes to financial statements.

22

SPDR S&P REGIONAL BANKING ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	42,385,288	42,385,288

TOTAL SHORT-TERM INVESTMENTS (Cost $43,605,715)		43,605,715

TOTAL INVESTMENTS — 100.8% (Cost $4,250,587,476)		4,325,348,702

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(36,202,967)

NET ASSETS — 100.0%		$4,289,145,735

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Regional Banks	$4,281,742,987	$—	$—	$4,281,742,987
Short-Term Investments	43,605,715	—	—	43,605,715

TOTAL INVESTMENTS	$4,325,348,702	$—	$—	$4,325,348,702

See accompanying notes to financial statements.

23

SPDR S&P REGIONAL BANKING ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,666,350	$3,666,350	$52,681,044	$55,126,967	$—	$—	1,220,427	$1,220,427	$30,413
State Street Navigator Securities Lending Government Money Market Portfolio	20,974,581	20,974,581	107,762,485	86,351,778	—	—	42,385,288	42,385,288	96,835

Total		$24,640,931	$160,443,529	$141,478,745	$—	$—		$43,605,715	$127,248

See accompanying notes to financial statements.

24

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (Unaudited)

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,080,796,468	$3,803,285,418
Investments in affiliated issuers, at value	12,022,642	3,013,699

Total Investments	1,092,819,110	3,806,299,117
Receivable for fund shares sold	—	1,622
Dividends receivable — unaffiliated issuers	62,743	5,548,640
Dividends receivable — affiliated issuers	1,579	9,211
Securities lending income receivable — unaffiliated issuers	13,496	3,509
Securities lending income receivable — affiliated issuers	5,107	25

TOTAL ASSETS	1,092,902,035	3,811,862,124

LIABILITIES
Payable upon return of securities loaned	11,613,899	153,650
Payable for fund shares repurchased	22	—
Advisory fee payable	310,518	1,153,630
Accrued expenses and other liabilities	—	106

TOTAL LIABILITIES	11,924,439	1,307,386

NET ASSETS	$1,080,977,596	$3,810,554,738

NET ASSETS CONSIST OF:
Paid-in Capital	$903,438,957	$4,097,253,656
Undistributed (distribution in excess of) net investment income (loss)	(347,434)	623,768
Accumulated net realized gain (loss) on investments and foreign currency transactions	(5,857,712)	(777,440,422)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	183,743,785	490,117,736

NET ASSETS	$1,080,977,596	$3,810,554,738

NET ASSET VALUE PER SHARE
Net asset value per share	$83.47	$47.31

Shares outstanding (unlimited amount authorized, $0.01 par value)	12,950,000	80,552,118

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$897,052,683	$3,313,167,682
Investments in affiliated issuers	12,022,642	3,013,699

Total cost of investments	$909,075,325	$3,316,181,381

* Includes investments in securities on loan, at value	$78,555,578	$28,745,622

See accompanying notes to financial statements.

25

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

December 31, 2017 (Unaudited)

	SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,217,998,217	$2,488,884,023	$4,281,742,987
Investments in affiliated issuers, at value	33,027,299	97,069,866	43,605,715

Total Investments	1,251,025,516	2,585,953,889	4,325,348,702
Cash	—	157	554,667
Receivable for fund shares sold	52	17,635	—
Dividends receivable — unaffiliated issuers	1,229,456	525,216	6,953,380
Dividends receivable — affiliated issuers	2,033	2,765	8,652
Securities lending income receivable — unaffiliated issuers	5,202	28,817	8,385
Securities lending income receivable — affiliated issuers	14,894	189,452	14,816

TOTAL ASSETS	1,252,277,153	2,586,717,931	4,332,888,602

LIABILITIES
Payable upon return of securities loaned	31,321,926	95,513,967	42,385,288
Payable for fund shares repurchased	—	—	436
Advisory fee payable	350,383	725,701	1,357,143
Trustees’ fees and expenses payable	2,894	832	—
Accrued expenses and other liabilities	106	—	—

TOTAL LIABILITIES	31,675,309	96,240,500	43,742,867

NET ASSETS	$1,220,601,844	$2,490,477,431	$4,289,145,735

NET ASSETS CONSIST OF:
Paid-in Capital	$1,832,291,126	$4,695,501,337	$4,927,686,124
Undistributed (distribution in excess of) net investment income (loss)	659,405	(712,912)	(1,965,633)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(650,312,897)	(1,945,275,742)	(711,336,290)
Net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	37,964,210	(259,035,252)	74,761,226
Foreign currency translations	—	—	308

NET ASSETS	$1,220,601,844	$2,490,477,431	$4,289,145,735

NET ASSET VALUE PER SHARE
Net asset value per share	$44.22	$37.25	$58.83

Shares outstanding (unlimited amount authorized, $0.01 par value)	27,600,016	66,850,000	72,902,585

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,180,034,007	$2,747,919,275	$4,206,981,761
Investments in affiliated issuers	33,027,299	97,069,866	43,605,715

Total cost of investments	$1,213,061,306	$2,844,989,141	$4,250,587,476

* Includes investments in securities on loan, at value	$51,411,884	$326,213,155	$110,011,104

See accompanying notes to financial statements.

26

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2017 (Unaudited)

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$5,903,035	$34,250,990
Dividend income — affiliated issuers	6,614	38,277
Unaffiliated securities lending income	61,176	14,562
Affiliated securities lending income	26,627	147
Foreign taxes withheld	—	(39,456)

TOTAL INVESTMENT INCOME (LOSS)	5,997,452	34,264,520

EXPENSES
Advisory fee	1,579,591	6,217,172
Trustees’ fees and expenses	5,805	26,421
Miscellaneous expenses	130	676

TOTAL EXPENSES	1,585,526	6,244,269

NET INVESTMENT INCOME (LOSS)	4,411,926	28,020,251

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	4,601,254	2,761,750
In-kind redemptions — unaffiliated issuers	8,638,255	134,292,354
Foreign currency transactions	—	1,098

Net realized gain (loss)	13,239,509	137,055,202

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	131,450,568	159,460,783
Foreign currency translations	—	(334)

Net change in unrealized appreciation/depreciation	131,450,568	159,460,449

NET REALIZED AND UNREALIZED GAIN (LOSS)	144,690,077	296,515,651

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$149,102,003	$324,535,902

See accompanying notes to financial statements.

27

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended December 31, 2017 (Unaudited)

	SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$6,059,153	$11,458,947	$36,057,937
Dividend income — affiliated issuers	8,454	9,516	30,413
Unaffiliated securities lending income	29,945	180,833	48,667
Affiliated securities lending income	80,410	1,244,685	96,835
Foreign taxes withheld	—	—	(48,619)

TOTAL INVESTMENT INCOME (LOSS)	6,177,962	12,893,981	36,185,233

EXPENSES
Advisory fee	1,838,755	3,920,071	6,559,135
Trustees’ fees and expenses	10,253	18,465	29,187
Miscellaneous expenses	220	456	782

TOTAL EXPENSES	1,849,228	3,938,992	6,589,104

NET INVESTMENT INCOME (LOSS)	4,328,734	8,954,989	29,596,129

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(12,479,071)	(163,637,140)	(44,653,493)
In-kind redemptions — unaffiliated issuers	109,317,004	196,791,720	135,829,018
Foreign currency transactions	—	—	925

Net realized gain (loss)	96,837,933	33,154,580	91,176,450

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	51,644,546	363,149,064	121,909,975
Foreign currency translations	—	—	(79)

Net change in unrealized appreciation/depreciation	51,644,546	363,149,064	121,909,896

NET REALIZED AND UNREALIZED GAIN (LOSS)	148,482,479	396,303,644	213,086,346

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$152,811,213	$405,258,633	$242,682,475

See accompanying notes to financial statements.

28

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SPDR S&P Aerospace & Defense ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,411,926	$3,762,300
Net realized gain (loss)	13,239,509	35,846,079
Net change in unrealized appreciation/depreciation	131,450,568	44,383,125

Net increase (decrease) in net assets resulting from operations	149,102,003	83,991,504

Net equalization credits and charges	237,192	1,283,370

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,759,360)	(4,995,351)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	364,060,086	632,411,419
Cost of shares redeemed	(78,440,777)	(241,889,299)
Net income equalization	(237,192)	(1,283,370)

Net increase (decrease) in net assets from beneficial interest transactions	285,382,117	389,238,750

Net increase (decrease) in net assets during the period	429,961,952	469,518,273

Net assets at beginning of period	651,015,644	181,497,371

NET ASSETS AT END OF PERIOD	$1,080,977,596	$651,015,644

Undistributed (distribution in excess of) net investment income (loss)	$(347,434)	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	4,700,000	9,800,000
Shares redeemed	(1,000,000)	(3,800,000)

Net increase (decrease)	3,700,000	6,000,000

See accompanying notes to financial statements.

29

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Bank ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$28,020,251	$42,998,711
Net realized gain (loss)	137,055,202	410,793,380
Net change in unrealized appreciation/depreciation	159,460,449	499,592,674

Net increase (decrease) in net assets resulting from operations	324,535,902	953,384,765

Net equalization credits and charges	165,009	1,416,333

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(30,045,866)	(44,251,156)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,085,043,143	2,777,698,029
Cost of shares redeemed	(839,378,475)	(2,457,602,293)
Net income equalization	(165,009)	(1,416,333)

Net increase (decrease) in net assets from beneficial interest transactions	245,499,659	318,679,403

Net increase (decrease) in net assets during the period	540,154,704	1,229,229,345

Net assets at beginning of period	3,270,400,034	2,041,170,689

NET ASSETS AT END OF PERIOD	$3,810,554,738	$3,270,400,034

Undistributed (distribution in excess of) net investment income (loss)	$623,768	$2,649,383

SHARES OF BENEFICIAL INTEREST:
Shares sold	24,300,000	70,900,000
Shares redeemed	(18,800,000)	(62,750,000)

Net increase (decrease)	5,500,000	8,150,000

See accompanying notes to financial statements.

30

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Homebuilders ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,328,734	$8,438,217
Net realized gain (loss)	96,837,933	59,330,261
Net change in unrealized appreciation/depreciation	51,644,546	88,380,115

Net increase (decrease) in net assets resulting from operations	152,811,213	156,148,593

Net equalization credits and charges	(55,648)	(122,177)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,495,715)	(8,085,232)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,259,849,452	1,355,368,648
Cost of shares redeemed	(1,239,419,708)	(1,691,726,795)
Net income equalization	55,648	122,177

Net increase (decrease) in net assets from beneficial interest transactions	20,485,392	(336,235,970)

Net increase (decrease) in net assets during the period	168,745,242	(188,294,786)

Net assets at beginning of period	1,051,856,602	1,240,151,388

NET ASSETS AT END OF PERIOD	$1,220,601,844	$1,051,856,602

Undistributed (distribution in excess of) net investment income (loss)	$659,405	$826,386

SHARES OF BENEFICIAL INTEREST:
Shares sold	31,500,000	38,600,000
Shares redeemed	(31,200,000)	(48,250,000)

Net increase (decrease)	300,000	(9,650,000)

See accompanying notes to financial statements.

31

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Oil & Gas Exploration & Production ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,954,989	$16,665,064
Net realized gain (loss)	33,154,580	109,144,080
Net change in unrealized appreciation/depreciation	363,149,064	(316,517,129)

Net increase (decrease) in net assets resulting from operations	405,258,633	(190,707,985)

Net equalization credits and charges	816,487	1,180,947

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(9,667,901)	(17,735,760)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	5,936,621,557	17,135,095,638
Cost of shares redeemed	(6,160,900,139)	(16,550,626,114)
Net income equalization	(816,487)	(1,180,947)

Net increase (decrease) in net assets from beneficial interest transactions	(225,095,069)	583,288,577

Net increase (decrease) in net assets during the period	171,312,150	376,025,779

Net assets at beginning of period	2,319,165,281	1,943,139,502

NET ASSETS AT END OF PERIOD	$2,490,477,431	$2,319,165,281

Undistributed (distribution in excess of) net investment income (loss)	$(712,912)	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	178,800,000	462,700,000
Shares redeemed	(184,650,000)	(445,850,000)

Net increase (decrease)	(5,850,000)	16,850,000

See accompanying notes to financial statements.

32

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Regional Banking ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$29,596,129	$45,715,555
Net realized gain (loss)	91,176,450	691,365,863
Net change in unrealized appreciation/depreciation	121,909,896	114,884,653

Net increase (decrease) in net assets resulting from operations	242,682,475	851,966,071

Net equalization credits and charges	985,512	2,373,571

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(31,530,191)	(47,609,991)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	5,101,499,982	11,990,996,190
Cost of shares redeemed	(4,874,408,382)	(10,559,483,326)
Net income equalization	(985,512)	(2,373,571)

Net increase (decrease) in net assets from beneficial interest transactions	226,106,088	1,429,139,293

Net increase (decrease) in net assets during the period	438,243,884	2,235,868,944

Net assets at beginning of period	3,850,901,851	1,615,032,907

NET ASSETS AT END OF PERIOD	$4,289,145,735	$3,850,901,851

Undistributed (distribution in excess of) net investment income (loss)	$(1,965,633)	$(31,571)

SHARES OF BENEFICIAL INTEREST:
Shares sold	90,450,000	239,050,000
Shares redeemed	(87,600,000)	(211,000,000)

Net increase (decrease)	2,850,000	28,050,000

See accompanying notes to financial statements.

33

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR S&P Aerospace & Defense ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)	Year Ended 6/30/13(a)
Net asset value, beginning of period	$70.38		$55.85	$57.12	$49.81	$38.36	$29.46

Income (loss) from investment operations:
Net investment income (loss) (b)	0.39		0.61	0.41	0.51	0.88	0.57
Net realized and unrealized gain (loss) (c)	13.09		14.41	(0.54)	7.20	11.77	9.04

Total from investment operations	13.48		15.02	(0.13)	7.71	12.65	9.61

Net equalization credits and charges (b)	0.02		0.21	0.00 (d)	0.07	0.04	0.01

Distributions to shareholders from:
Net investment income	(0.41)		(0.70)	(0.42)	(0.47)	(0.79)	(0.55)
Net realized gains	—		—	(0.72)	—	(0.45)	(0.17)

Total distributions	(0.41)		(0.70)	(1.14)	(0.47)	(1.24)	(0.72)

Net asset value, end of period	$83.47		$70.38	$55.85	$57.12	$49.81	$38.36

Total return (e)	19.21%		27.40%	(0.11)%	15.63%	33.22%	33.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,080,978		$651,016	$181,497	$159,928	$49,808	$15,345
Ratios to average net assets:
Total expenses	0.35	%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.98	%(f)	0.94%	0.78%	0.93%	1.81%	1.75%
Portfolio turnover rate (g)	20	%(h)	36%	30%	42%	33%	34%

(a)	On September 8, 2015, the SPDR S&P Aerospace & Defense ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

34

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Bank ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14		Year Ended 6/30/13
Net asset value, beginning of period	$43.58		$30.51		$36.27	$33.41	$28.67		$22.05

Income (loss) from investment operations:
Net investment income (loss) (a)	0.35		0.59		0.58	0.55	0.49		0.52
Net realized and unrealized gain (loss) (b)	3.76		13.05	(c)	(5.73)	2.86	4.71		6.62

Total from investment operations	4.11		13.64		(5.15)	3.41	5.20		7.14

Net equalization credits and charges (a)	0.00	(d)	0.02		(0.02)	0.01	(0.00	)(d)	0.02

Distributions to shareholders from:
Net investment income	(0.38)		(0.59)		(0.59)	(0.56)	(0.46)		(0.54)

Net asset value, end of period	$47.31		$43.58		$30.51	$36.27	$33.41		$28.67

Total return (e)	9.46%		44.97	%(c)	(14.30)%	10.36%	18.21%		32.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,810,555		$3,270,400		$2,041,171	$3,023,444	$2,492,584		$2,289,295
Ratios to average net assets:
Total expenses	0.35	%(f)	0.35%		0.35%	0.35%	0.35%		0.35%
Net investment income (loss)	1.58	%(f)	1.50%		1.76%	1.67%	1.54%		2.08%
Portfolio turnover rate (g)	18	%(h)	35%		40%	18%	29%		28%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to $0.01 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of 0.02% for the period ended June 30, 2017.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

35

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Homebuilders ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17		Year Ended 6/30/16		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$38.53		$33.56		$36.60		$32.75	$29.45	$21.36

Income (loss) from investment operations:
Net investment income (loss) (a)	0.17		0.27		0.20		0.18	0.14	0.16
Net realized and unrealized gain (loss) (b)	5.70		4.97		(3.04)		3.86	3.30	8.08

Total from investment operations	5.87		5.24		(2.84)		4.04	3.44	8.24

Net equalization credits and charges (a)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.01)	(0.01)	0.01

Distributions to shareholders from:
Net investment income	(0.18)		(0.27)		(0.20)		(0.18)	(0.13)	(0.16)

Net asset value, end of period	$44.22		$38.53		$33.56		$36.60	$32.75	$29.45

Total return (d)	15.26%		15.65%		(7.77)%		12.37%	11.64%	38.64%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,220,602		$1,051,857		$1,240,151		$1,757,020	$1,897,730	$2,475,307
Ratios to average net assets:
Total expenses	0.35	%(e)	0.35%		0.35%		0.35%	0.35%	0.35%
Net investment income (loss)	0.82	%(e)	0.76%		0.57%		0.53%	0.44%	0.59%
Portfolio turnover rate (f)	18	%(g)	26%		44%		25%	31%	36%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

36

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Exploration & Production ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$31.90		$34.79	$46.73	$82.28	$58.23	$50.40

Income (loss) from investment operations:
Net investment income (loss) (a)	0.13		0.30	0.44	0.71	0.59	0.79
Net realized and unrealized gain (loss) (b)	5.35		(2.91)	(11.91)	(35.58)	23.89	7.79

Total from investment operations	5.48		(2.61)	(11.47)	(34.87)	24.48	8.58

Net equalization credits and charges (a)	0.01		0.02	0.02	0.04	0.07	0.05

Distributions to shareholders from:
Net investment income	(0.14)		(0.30)	(0.49)	(0.72)	(0.50)	(0.80)

Net asset value, end of period	$37.25		$31.90	$34.79	$46.73	$82.28	$58.23

Total return (c)	17.23%		(7.53)%	(24.38)%	(42.42)%	42.27%	17.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,490,477		$2,319,165	$1,943,140	$1,420,613	$1,456,408	$858,947
Ratios to average net assets:
Total expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.80	%(d)	0.81%	1.34%	1.29%	0.85%	1.42%
Portfolio turnover rate (e)	18	%(f)	34%	44%	44%	46%	40%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

37

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Regional Banking ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$54.97		$38.45	$44.16	$40.32	$33.85	$27.34

Income (loss) from investment operations:
Net investment income (loss) (a)	0.44		0.78	0.77	0.71	0.61	0.60
Net realized and unrealized gain (loss) (b)	3.86		16.48	(5.70)	3.79	6.45	6.49

Total from investment operations	4.30		17.26	(4.93)	4.50	7.06	7.09

Net equalization credits and charges (a)	0.01		0.04	0.01	0.04	0.01	0.01

Distributions to shareholders from:
Net investment income	(0.45)		(0.78)	(0.79)	(0.70)	(0.60)	(0.59)

Net asset value, end of period	$58.83		$54.97	$38.45	$44.16	$40.32	$33.85

Total return (c)	7.88%		45.19%	(11.16)%	11.40%	20.94%	26.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,289,146		$3,850,902	$1,615,033	$2,755,536	$2,576,688	$1,770,490
Ratios to average net assets:
Total expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.58	%(d)	1.54%	1.89%	1.76%	1.59%	2.04%
Portfolio turnover rate (e)	21	%(f)	52%	86%	27%	28%	29%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

38

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (Unaudited)

1.	Organization

SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of seventy-eight (78) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):

SPDR S&P Aerospace & Defense ETF

SPDR S&P Bank ETF

SPDR S&P Homebuilders ETF

SPDR S&P Oil & Gas Exploration & Production ETF

SPDR S&P Regional Banking ETF

Each Fund is classified as a non-diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

39

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ underlying benchmarks.

Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily

40

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2017, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no material transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

41

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund’s invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2017, if any, are disclosed in the Fund’s Statements of Assets and Liabilities.

Equalization

Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

The following Funds utilized equalization during the period ended December 31, 2017:

SPDR S&P Aerospace & Defense ETF

SPDR S&P Bank ETF

SPDR S&P Homebuilders ETF

SPDR S&P Oil & Gas Exploration & Production ETF

SPDR S&P Regional Banking ETF

42

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Distributions

Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate
SPDR S&P Aerospace & Defense ETF	0.35%
SPDR S&P Bank ETF	0.35
SPDR S&P Homebuilders ETF	0.35
SPDR S&P Oil & Gas Exploration & Production ETF	0.35
SPDR S&P Regional Banking ETF	0.35

The Adviser pays all expenses of each Fund other than management fee, taxes, interest, the fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Distributor

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.

43

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Other Transactions with Affiliates - Securities Lending

State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2017 are disclosed in the Schedules of Investments.

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended December 31, 2017, were as follows:

	Purchases	Sales
SPDR S&P Aerospace & Defense ETF	$182,480,005	$182,184,909
SPDR S&P Bank ETF	630,661,845	632,240,093
SPDR S&P Homebuilders ETF	194,263,615	194,624,356
SPDR S&P Oil & Gas Exploration & Production ETF	404,555,505	407,534,254

44

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

	Purchases	Sales
SPDR S&P Regional Banking ETF	$800,211,883	$795,696,002

For the period ended December 31, 2017, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P Aerospace & Defense ETF	$316,970,986	$31,430,930	$8,638,255
SPDR S&P Bank ETF	866,063,103	620,404,395	134,292,354
SPDR S&P Homebuilders ETF	969,290,384	949,025,153	109,317,004
SPDR S&P Oil & Gas Exploration & Production ETF	3,908,293,307	4,131,441,460	196,791,720
SPDR S&P Regional Banking ETF	3,576,437,041	3,354,014,048	135,829,018

6.	Shareholder Transactions

Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or Custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes on Net Assets.

7.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

45

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2017, SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Aerospace & Defense ETF	$909,471,264	$191,045,543	$7,697,697	$183,347,846
SPDR S&P Bank ETF	3,316,757,692	524,666,403	35,124,978	489,541,425
SPDR S&P Homebuilders ETF	1,213,922,987	124,362,493	87,259,964	37,102,529
SPDR S&P Oil & Gas Exploration & Production ETF	2,847,764,894	73,240,947	335,051,952	(261,811,005)
SPDR S&P Regional Banking ETF	4,251,711,276	156,971,754	83,334,328	73,637,426

8.	Securities Lending

Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

46

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent.

Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of December 31, 2017, and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities . Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2017:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
SPDR S&P Aerospace & Defense ETF	$78,555,578	$11,613,899	$69,497,948	$81,111,847
SPDR S&P Bank ETF	28,745,622	153,650	29,528,734	29,682,384
SPDR S&P Homebuilders ETF	51,411,884	31,321,926	22,043,932	53,365,858
SPDR S&P Oil & Gas Exploration & Production ETF	326,213,155	95,513,967	245,616,470	341,130,437
SPDR S&P Regional Banking ETF .	110,011,104	42,385,288	71,877,714	114,263,002

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

47

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2017:

		Remaining Contractual Maturity of the Agreements As of December 31, 2017
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P Aerospace & Defense ETF	Common Stocks	$11,613,899	$—	$—	$—	$11,613,899	$11,613,899
SPDR S&P Bank ETF	Common Stocks	153,650	—	—	—	153,650	153,650
SPDR S&P Homebuilders ETF	Common Stocks	31,321,926	—	—	—	31,321,926	31,321,926
SPDR S&P Oil & Gas Exploration & Production ETF	Common Stocks	95,513,967	—	—	—	95,513,967	95,513,967
SPDR S&P Regional Banking ETF	Common Stocks	42,385,288	—	—	—	42,385,288	42,385,288

9.	Risks

Concentration Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds’ were more broadly diversified.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

48

SPDR SERIES TRUST

OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

49

SPDR SERIES TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF	SPDR S&P Homebuilders ETF
Annualized Expense Ratio	0.35%	0.35%	0.35%
Actual:
Ending Account Value	$1,192.10	$1,094.60	$1,152.60
Expenses Paid During Period(a)	1.93	1.85	1.90
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.40	1,023.40	1,023.40
Expenses Paid During Period(a)	1.79	1.79	1.79

	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF
Annualized Expense Ratio	0.35%	0.35%
Actual:
Ending Account Value	$1,172.30	$1,078.80
Expenses Paid During Period(a)	1.92	1.83
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.40	1,023.40
Expenses Paid During Period(a)	1.79	1.79

(a)	Expenses are equal to the Funds annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at http://www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website, at www.sec.gov.

50

SPDR SERIES TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Information regarding how the investment adviser voted for the prior 12-months period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

51

SPDR Series Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce S. Rosenberg, Treasurer

Ann Carpenter, Vice President; Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse D. Hallee, Secretary

Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Advisors Funds

Distributors, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20006

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Fund Shares are distributed by State Street Global Advisors Funds Distributors, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC; member FINRA, SIPC.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds

For more complete information, please call 866.787.2257 or visit www.spdrs.com today.

State Street Global Advisors

State Street Financial Center

One Lincoln Street

Boston, MA 02111

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.

The Russell 1000® Index, Russell 2000® Index, Russell 3000® Index, and Russell Small Cap Completeness® Index are trademarks of Russell Investment Group and have been licensed for use by State Street Bank and Trust Company through its State Street Global Advisors Division. The Products are not sponsored, endorsed, sold or promoted by Russell Investment Group and Russell Investment Group makes no representation regarding the advisability of investing in the Product.

Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500, SPDR S&P MidCap 400 and SPDR Dow Jones Industrial Average, each an unit investment trust. ALPS Portfolio Solutions Distributor, Inc. is distributor for The Select Sector SPDR Trust. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Advisors Funds Distributors, LLC.

Distributor: State Street Global Advisors Funds Distributors, LLC is the distributor for all registered products on behalf of the adviser. SSGA Funds Management has retained GSO Capital Partners, Nuveen Asset Management, Massachusetts Financial Services Company & DoubleLine Capital LP as sub advisers for certain series of the Trust.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

© 2018 State Street Corporation - All Rights Reserved

SPDRTOPINSAR

Semi-Annual Report

December 31, 2017

SPDR® Series Trust - Equity Funds

SPDR S&P 400 Mid Cap Growth ETF

SPDR S&P 400 Mid Cap Value ETF

SPDR S&P 600 Small Cap ETF

SPDR S&P 600 Small Cap Growth ETF

SPDR S&P 600 Small Cap Value ETF

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (UNAUDITED)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR S&P 400 MID CAP GROWTH ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
SVB Financial Group	1.3%
NVR, Inc.	1.3
MSCI, Inc.	1.2
Teleflex, Inc.	1.2
Cognex Corp.	1.1
Broadridge Financial Solutions, Inc.	1.2
Trimble, Inc.	1.1
IDEX Corp.	1.1
SEI Investments Co.	1.0
CDK Global, Inc.	1.0
TOTAL	11.5%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Information Technology	23.8%
Industrials	16.5
Financials	16.5
Consumer Discretionary	14.5
Health Care	10.8
Real Estate	7.7
Materials	4.9
Consumer Staples	2.9
Utilities	1.9
Energy	0.4
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%

(The sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

1

SPDR S&P 400 MID CAP VALUE ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Steel Dynamics, Inc.	1.2%
Reinsurance Group of America, Inc.	1.1
Atmos Energy Corp.	1.1
Alleghany Corp.	1.1
Leidos Holdings, Inc.	1.1
HollyFrontier Corp.	1.0
ManpowerGroup, Inc.	1.0
UGI Corp.	0.9
Westar Energy, Inc.	0.9
American Financial Group, Inc.	0.9
TOTAL	10.3%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Financials	18.1%
Industrials	15.0
Real Estate	10.6
Information Technology	10.5
Materials	9.6
Consumer Discretionary	9.5
Utilities	8.9
Energy	8.4
Consumer Staples	4.8
Health Care	4.1
Telecommunication Services	0.3
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%

(The sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

2

SPDR S&P 600 SMALL CAP ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Nektar Therapeutics	1.2%
Chemed Corp.	0.5
Healthcare Services Group, Inc.	0.5
ALLETE, Inc.	0.5
Five Below, Inc.	0.5
Cantel Medical Corp.	0.5
Spire, Inc.	0.5
John Bean Technologies Corp.	0.4
Evercore, Inc.	0.4
Selective Insurance Group, Inc.	0.4
TOTAL	5.4%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Industrials	19.2%
Financials	16.3
Consumer Discretionary	15.7
Information Technology	13.8
Health Care	13.4
Real Estate	5.8
Materials	5.4
Energy	3.4
Consumer Staples	2.9
Utilities	2.7
Telecommunication Services	1.2
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(3.2)
TOTAL	100.0%

(The sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

3

SPDR S&P 600 SMALL CAP GROWTH ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Nektar Therapeutics	2.4%
Chemed Corp.	1.0
Healthcare Services Group, Inc.	1.0
Cantel Medical Corp.	0.9
Five Below, Inc.	0.9
John Bean Technologies Corp.	0.9
Evercore, Inc.	0.9
ICU Medical, Inc.	0.8
LCI Industries	0.8
Trex Co., Inc.	0.8
TOTAL	10.4%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Health Care	20.5%
Industrials	19.7
Consumer Discretionary	15.5
Information Technology	15.1
Financials	12.8
Real Estate	5.5
Materials	3.9
Consumer Staples	3.1
Utilities	2.3
Telecommunication Services	1.2
Energy	0.1
Short-Term Investments	3.3
Liabilities in Excess of Other Assets	(3.0)
TOTAL	100.0%

(The sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

4

SPDR S&P 600 SMALL CAP VALUE ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Spire, Inc.	1.0%
PDC Energy, Inc.	0.9
CACI International, Inc.	0.9
Wolverine World Wide, Inc.	0.8
SkyWest, Inc.	0.7
American Equity Investment Life Holding Co.	0.7
Community Bank System, Inc.	0.7
Applied Industrial Technologies, Inc.	0.7
US Silica Holdings, Inc.	0.7
First Midwest Bancorp, Inc.	0.7
TOTAL	7.8%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Financials	19.8%
Industrials	18.8
Consumer Discretionary	15.9
Information Technology	12.6
Materials	6.9
Energy	6.7
Real Estate	6.2
Health Care	5.9
Utilities	3.2
Consumer Staples	2.6
Telecommunication Services	1.2
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(2.6)
TOTAL	100.0%

(The sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

5

SPDR S&P 400 MID CAP GROWTH ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 3.0%
Curtiss-Wright Corp.	31,953	$3,893,473
Huntington Ingalls Industries, Inc.	39,138	9,224,827
KLX, Inc. (a)	65,276	4,455,087
Orbital ATK, Inc.	73,181	9,623,301
Teledyne Technologies, Inc. (a)	45,371	8,218,957

		35,415,645

AUTO COMPONENTS — 1.2%
Dana, Inc.	117,679	3,766,905
Delphi Technologies PLC (a)	112,915	5,924,650
Gentex Corp.	223,408	4,680,397

		14,371,952

AUTOMOBILES — 0.8%
Thor Industries, Inc.	62,045	9,351,422

BANKS — 7.4%
BancorpSouth Bank	49,058	1,542,874
Bank of Hawaii Corp.	25,921	2,221,430
Bank of the Ozarks, Inc.	155,655	7,541,485
Cathay General Bancorp	60,716	2,560,394
Commerce Bancshares, Inc.	61,938	3,458,618
Cullen/Frost Bankers, Inc.	37,984	3,595,186
East West Bancorp, Inc.	183,174	11,142,474
Hancock Holding Co.	47,537	2,353,081
Home BancShares, Inc.	96,270	2,238,278
MB Financial, Inc.	54,275	2,416,323
Pinnacle Financial Partners, Inc.	55,233	3,661,948
Signature Bank (a)	24,532	3,367,262
Sterling Bancorp	188,282	4,631,737
SVB Financial Group (a)	66,887	15,636,174
Synovus Financial Corp.	153,248	7,346,709
Texas Capital Bancshares, Inc. (a)	62,989	5,599,722
Webster Financial Corp.	67,778	3,806,412
Wintrust Financial Corp.	39,024	3,214,407

		86,334,514

BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a) (b)	5,122	978,814

BIOTECHNOLOGY — 1.1%
Bioverativ, Inc. (a)	138,636	7,475,253

See accompanying notes to financial statements.

6

SPDR S&P 400 MID CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
United Therapeutics Corp. (a)	37,856	$5,600,795

		13,076,048

BUILDING PRODUCTS — 0.9%
Lennox International, Inc.	47,661	9,925,880

CAPITAL MARKETS — 6.2%
Eaton Vance Corp.	149,571	8,434,309
FactSet Research Systems, Inc.	49,572	9,555,499
Federated Investors, Inc. Class B	120,366	4,342,805
Interactive Brokers Group, Inc. Class A	90,700	5,370,347
Janus Henderson Group PLC	228,970	8,760,392
MarketAxess Holdings, Inc.	47,613	9,605,923
MSCI, Inc.	114,151	14,444,667
SEI Investments Co.	165,658	11,904,184

		72,418,126

CHEMICALS — 2.9%
Chemours Co.	234,713	11,749,733
NewMarket Corp.	5,164	2,052,122
Olin Corp.	122,441	4,356,451
PolyOne Corp.	65,679	2,857,036
RPM International, Inc.	72,843	3,818,430
Scotts Miracle-Gro Co.	27,485	2,940,620
Sensient Technologies Corp.	24,803	1,814,339
Valvoline, Inc.	154,330	3,867,510

		33,456,241

COMMERCIAL SERVICES & SUPPLIES — 2.5%
Brink’s Co.	64,060	5,041,522
Copart, Inc. (a)	254,835	11,006,324
Deluxe Corp.	29,964	2,302,434
Herman Miller, Inc.	75,917	3,040,476
MSA Safety, Inc.	28,364	2,198,777
Rollins, Inc. (b)	123,106	5,728,122

		29,317,655

COMMUNICATIONS EQUIPMENT — 0.5%
InterDigital, Inc.	44,093	3,357,682
Plantronics, Inc.	22,695	1,143,374
ViaSat, Inc. (a) (b)	25,430	1,903,436

		6,404,492

CONSTRUCTION & ENGINEERING — 0.7%
Dycom Industries, Inc. (a) (b)	39,285	4,377,528
Granite Construction, Inc.	27,289	1,730,941

See accompanying notes to financial statements.

7

SPDR S&P 400 MID CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Valmont Industries, Inc.	11,793	$1,955,869

		8,064,338

CONSTRUCTION MATERIALS — 0.6%
Eagle Materials, Inc.	62,357	7,065,048

CONSUMER FINANCE — 0.4%
SLM Corp. (a)	372,786	4,212,482

CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	39,362	3,396,154
Silgan Holdings, Inc.	39,429	1,158,818

		4,554,972

DISTRIBUTORS — 0.6%
Pool Corp.	51,511	6,678,401

DIVERSIFIED CONSUMER SERVICES — 1.0%
Service Corp. International	237,505	8,863,687
Sotheby’s (a)	47,349	2,443,208

		11,306,895

ELECTRIC UTILITIES — 0.5%
IDACORP, Inc.	33,853	3,092,810
PNM Resources, Inc.	60,713	2,455,841

		5,548,651

ELECTRICAL EQUIPMENT — 0.4%
Hubbell, Inc.	37,499	5,075,115

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.7%
Belden, Inc.	23,561	1,818,202
Cognex Corp.	219,562	13,428,412
Coherent, Inc. (a)	31,236	8,815,424
IPG Photonics Corp. (a)	47,553	10,182,524
Jabil, Inc.	224,207	5,885,434
Keysight Technologies, Inc. (a)	115,279	4,795,606
Littelfuse, Inc. (b)	29,205	5,777,333
National Instruments Corp.	136,094	5,665,593
Trimble, Inc. (a)	319,161	12,970,703
Vishay Intertechnology, Inc.	81,999	1,701,479

See accompanying notes to financial statements.

8

SPDR S&P 400 MID CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Zebra Technologies Corp. Class A (a)	68,182	$7,077,292

		78,118,002

ENERGY EQUIPMENT & SERVICES — 0.2%
Core Laboratories NV (b)	23,494	2,573,768

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.7%
CoreSite Realty Corp. REIT	43,392	4,942,349
CyrusOne, Inc. REIT	49,791	2,964,058
GEO Group, Inc. REIT	86,978	2,052,681
Lamar Advertising Co. Class A REIT (b)	106,377	7,897,429
Medical Properties Trust, Inc. REIT	254,210	3,503,014
National Retail Properties, Inc. REIT	79,151	3,413,783
Potlatch Corp. REIT	33,516	1,672,448
Rayonier, Inc. REIT	99,788	3,156,294
Uniti Group, Inc. REIT (a) (b)	98,390	1,750,358

		31,352,414

FOOD & STAPLES RETAILING — 0.3%
Sprouts Farmers Market, Inc. (a)	157,063	3,824,484

FOOD PRODUCTS — 2.1%
Flowers Foods, Inc.	105,313	2,033,594
Hain Celestial Group, Inc. (a)	52,708	2,234,292
Ingredion, Inc.	41,985	5,869,503
Lamb Weston Holdings, Inc.	185,209	10,455,048
Lancaster Colony Corp.	12,908	1,667,843
Sanderson Farms, Inc. (b)	17,232	2,391,457
Tootsie Roll Industries, Inc. (b)	11,120	404,768

		25,056,505

GAS UTILITIES — 0.6%
ONE Gas, Inc.	27,874	2,042,049
Southwest Gas Holdings, Inc.	29,085	2,340,761
WGL Holdings, Inc.	24,123	2,070,718

		6,453,528

HEALTH CARE EQUIPMENT & SUPPLIES — 5.0%
ABIOMED, Inc. (a)	53,253	9,980,145
Globus Medical, Inc. Class A (a)	91,992	3,780,871
Hill-Rom Holdings, Inc.	84,362	7,110,873
LivaNova PLC (a)	55,037	4,398,557
Masimo Corp. (a)	60,338	5,116,662
NuVasive, Inc. (a)	38,838	2,271,635
STERIS PLC	65,884	5,762,873
Teleflex, Inc.	57,128	14,214,589

See accompanying notes to financial statements.

9

SPDR S&P 400 MID CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
West Pharmaceutical Services, Inc.	58,430	$5,765,288

		58,401,493

HEALTH CARE PROVIDERS & SERVICES — 1.4%
Encompass Health Corp.	126,631	6,256,838
Molina Healthcare, Inc. (a)	27,365	2,098,348
Tenet Healthcare Corp. (a) (b)	42,064	637,690
WellCare Health Plans, Inc. (a)	35,407	7,120,702

		16,113,578

HEALTH CARE TECHNOLOGY — 0.6%
Allscripts Healthcare Solutions, Inc. (a)	119,299	1,735,801
Medidata Solutions, Inc. (a)	74,190	4,701,420

		6,437,221

HOTELS, RESTAURANTS & LEISURE — 3.7%
Buffalo Wild Wings, Inc. (a)	13,181	2,060,849
Churchill Downs, Inc.	16,445	3,826,752
Cracker Barrel Old Country Store, Inc. (b)	12,143	1,929,401
Domino’s Pizza, Inc.	55,422	10,472,541
Dunkin’ Brands Group, Inc.	114,311	7,369,630
ILG, Inc.	96,328	2,743,421
Jack in the Box, Inc.	24,309	2,384,956
Papa John’s International, Inc.	12,999	729,374
Six Flags Entertainment Corp. (b)	99,926	6,652,074
Texas Roadhouse, Inc.	54,783	2,885,969
Wendy’s Co.	117,630	1,931,485

		42,986,452

HOUSEHOLD DURABLES — 3.4%
CalAtlantic Group, Inc.	55,040	3,103,706
Helen of Troy, Ltd. (a)	16,218	1,562,604
KB Home	106,833	3,413,314
NVR, Inc. (a)	4,409	15,467,742
Tempur Sealy International, Inc. (a)	24,601	1,542,237
Toll Brothers, Inc.	186,806	8,970,424
TRI Pointe Group, Inc. (a)	190,960	3,422,003

See accompanying notes to financial statements.

10

SPDR S&P 400 MID CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Tupperware Brands Corp.	27,785	$1,742,120

		39,224,150

HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc. (b)	33,968	1,629,785

INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	37,755	4,290,856

INSURANCE — 2.4%
Brown & Brown, Inc.	93,974	4,835,902
CNO Financial Group, Inc.	212,957	5,257,908
First American Financial Corp.	78,655	4,407,826
Kemper Corp.	62,031	4,273,936
Primerica, Inc.	56,819	5,769,969
RenaissanceRe Holdings, Ltd.	26,418	3,317,837

		27,863,378

INTERNET SOFTWARE & SERVICES — 1.2%
Cars.com, Inc. (a)	49,057	1,414,804
j2 Global, Inc.	61,419	4,608,268
LogMeIn, Inc.	66,749	7,642,760

		13,665,832

IT SERVICES — 4.5%
Acxiom Corp. (a)	44,254	1,219,640
Broadridge Financial Solutions, Inc.	147,790	13,386,818
CoreLogic, Inc. (a)	104,610	4,834,028
DST Systems, Inc.	32,842	2,038,503
Jack Henry & Associates, Inc.	97,846	11,444,068
MAXIMUS, Inc.	82,692	5,919,093
Sabre Corp.	113,885	2,334,643
Teradata Corp. (a)	96,797	3,722,813
WEX, Inc. (a)	50,531	7,136,493

		52,036,099

LEISURE EQUIPMENT & PRODUCTS — 1.0%
Brunswick Corp.	50,072	2,764,976
Polaris Industries, Inc.	73,697	9,137,691

		11,902,667

LIFE SCIENCES TOOLS & SERVICES — 1.6%
Bio-Rad Laboratories, Inc. Class A (a)	25,709	6,135,967
Bio-Techne Corp.	47,575	6,163,341

See accompanying notes to financial statements.

11

SPDR S&P 400 MID CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Charles River Laboratories International, Inc. (a)	60,708	$6,644,491

		18,943,799

MACHINERY — 6.2%
Crane Co.	28,129	2,509,669
Donaldson Co., Inc.	100,584	4,923,587
Graco, Inc.	213,353	9,647,823
IDEX Corp.	96,828	12,778,391
ITT, Inc.	59,193	3,159,131
Kennametal, Inc.	43,195	2,091,070
Lincoln Electric Holdings, Inc.	42,321	3,875,757
Nordson Corp.	64,291	9,412,202
Oshkosh Corp.	45,809	4,163,580
Terex Corp.	42,572	2,052,822
Timken Co.	45,105	2,216,911
Toro Co.	136,538	8,906,374
Wabtec Corp. (b)	44,452	3,619,726
Woodward, Inc.	37,061	2,836,649

		72,193,692

MEDIA — 1.6%
AMC Networks, Inc. Class A (a) (b)	40,326	2,180,830
Cable One, Inc.	3,692	2,596,768
John Wiley & Sons, Inc. Class A	21,507	1,414,085
Live Nation Entertainment, Inc. (a)	171,802	7,313,611
Meredith Corp. (b)	27,589	1,822,254
New York Times Co. Class A	159,843	2,957,096

		18,284,644

METALS & MINING — 0.6%
Royal Gold, Inc.	83,977	6,896,191

MULTI-UTILITIES — 0.4%
Vectren Corp.	67,403	4,382,543

OIL, GAS & CONSUMABLE FUELS — 0.1%
Matador Resources Co. (a) (b)	52,691	1,640,271

PAPER & FOREST PRODUCTS — 0.4%
Louisiana-Pacific Corp. (a)	183,867	4,828,347

PERSONAL PRODUCTS — 0.2%
Nu Skin Enterprises, Inc. Class A	28,278	1,929,408

PHARMACEUTICALS — 1.1%
Akorn, Inc. (a)	119,046	3,836,853
Catalent, Inc. (a)	170,369	6,998,758

See accompanying notes to financial statements.

12

SPDR S&P 400 MID CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Prestige Brands Holdings, Inc. (a)	45,096	$2,002,713

		12,838,324

PROFESSIONAL SERVICES — 0.2%
Dun & Bradstreet Corp.	24,408	2,890,151

REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.5%
Camden Property Trust REIT	62,336	5,738,652
Corporate Office Properties Trust REIT	54,374	1,587,721
Cousins Properties, Inc. REIT	282,590	2,613,957
DCT Industrial Trust, Inc. REIT	119,462	7,021,976
Douglas Emmett, Inc. REIT	127,450	5,233,097
First Industrial Realty Trust, Inc. REIT	152,142	4,787,909
Healthcare Realty Trust, Inc. REIT	80,844	2,596,709
Highwoods Properties, Inc. REIT	58,968	3,002,061
Kilroy Realty Corp. REIT	74,961	5,595,839
Liberty Property Trust REIT	91,699	3,943,974
Life Storage, Inc. REIT	30,712	2,735,518
Quality Care Properties, Inc. REIT (a)	38,112	526,327
Tanger Factory Outlet Centers, Inc. REIT	50,426	1,336,793
Taubman Centers, Inc. REIT (b)	33,892	2,217,554
Urban Edge Properties REIT	73,896	1,883,609
Weingarten Realty Investors REIT	59,154	1,944,392

		52,766,088

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Jones Lang LaSalle, Inc.	36,285	5,403,925

ROAD & RAIL — 1.7%
Knight-Swift Transportation Holdings, Inc.	81,352	3,556,709
Landstar System, Inc.	36,705	3,820,991
Old Dominion Freight Line, Inc.	86,673	11,401,833
Werner Enterprises, Inc.	30,203	1,167,346

		19,946,879

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.0%
Cirrus Logic, Inc. (a)	80,783	4,189,406
Cree, Inc. (a)	57,267	2,126,896
Cypress Semiconductor Corp.	262,574	4,001,628
First Solar, Inc. (a)	50,680	3,421,914
Integrated Device Technology, Inc. (a)	168,648	5,013,905
Microsemi Corp. (a)	148,871	7,689,187
MKS Instruments, Inc.	69,678	6,584,571
Monolithic Power Systems, Inc.	48,510	5,450,584
Silicon Laboratories, Inc. (a)	54,065	4,773,939

See accompanying notes to financial statements.

13

SPDR S&P 400 MID CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Teradyne, Inc.	248,583	$10,408,170
Versum Materials, Inc.	138,069	5,225,912

		58,886,112

SOFTWARE — 5.9%
ACI Worldwide, Inc. (a)	78,696	1,784,038
Blackbaud, Inc.	61,058	5,769,370
CDK Global, Inc.	166,491	11,867,478
CommVault Systems, Inc. (a)	27,783	1,458,608
Fair Isaac Corp.	38,449	5,890,387
Fortinet, Inc. (a)	189,367	8,273,444
Manhattan Associates, Inc. (a)	53,364	2,643,653
PTC, Inc. (a)	86,531	5,258,489
Take-Two Interactive Software, Inc. (a)	93,897	10,308,013
Tyler Technologies, Inc. (a) (b)	44,212	7,827,735
Ultimate Software Group, Inc. (a) (b)	36,376	7,938,334

		69,019,549

SPECIALTY RETAIL — 0.2%
American Eagle Outfitters, Inc.	125,989	2,368,593

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Carter’s, Inc.	41,490	4,874,660
Deckers Outdoor Corp. (a)	20,328	1,631,322
Skechers U.S.A., Inc. Class A (a)	171,778	6,500,080

		13,006,062

THRIFTS & MORTGAGE FINANCE — 0.1%
Washington Federal, Inc.	45,356	1,553,443

TRADING COMPANIES & DISTRIBUTORS — 0.5%
MSC Industrial Direct Co., Inc. Class A	25,465	2,461,447
Watsco, Inc.	18,638	3,169,205

		5,630,652

WATER UTILITIES — 0.5%
Aqua America, Inc. (b)	137,603	5,398,166

TOTAL COMMON STOCKS (Cost $1,005,620,503)		1,164,293,742

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d)	1,226,108	1,226,108

See accompanying notes to financial statements.

14

SPDR S&P 400 MID CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	6,294,621	$6,294,621

TOTAL SHORT-TERM INVESTMENTS (Cost $7,520,729)		7,520,729

TOTAL INVESTMENTS — 100.5%
(Cost $1,013,141,232)		1,171,814,471

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(6,016,987)

NET ASSETS — 100.0%		$1,165,797,484

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$35,415,645	$—	$—	$35,415,645
Auto Components	14,371,952	—	—	14,371,952
Automobiles	9,351,422	—	—	9,351,422
Banks	86,334,514	—	—	86,334,514
Beverages	978,814	—	—	978,814
Biotechnology	13,076,048	—	—	13,076,048
Building Products	9,925,880	—	—	9,925,880
Capital Markets	72,418,126	—	—	72,418,126
Chemicals	33,456,241	—	—	33,456,241
Commercial Services & Supplies	29,317,655	—	—	29,317,655
Communications Equipment	6,404,492	—	—	6,404,492
Construction & Engineering	8,064,338	—	—	8,064,338
Construction Materials	7,065,048	—	—	7,065,048
Consumer Finance	4,212,482	—	—	4,212,482
Containers & Packaging	4,554,972	—	—	4,554,972

See accompanying notes to financial statements.

15

SPDR S&P 400 MID CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Distributors	$6,678,401	$—	$—	$6,678,401
Diversified Consumer Services	11,306,895	—	—	11,306,895
Electric Utilities	5,548,651	—	—	5,548,651
Electrical Equipment	5,075,115	—	—	5,075,115
Electronic Equipment, Instruments & Components	78,118,002	—	—	78,118,002
Energy Equipment & Services	2,573,768	—	—	2,573,768
Equity Real Estate Investment Trusts (REITS)	31,352,414	—	—	31,352,414
Food & Staples Retailing	3,824,484	—	—	3,824,484
Food Products	25,056,505	—	—	25,056,505
Gas Utilities	6,453,528	—	—	6,453,528
Health Care Equipment & Supplies	58,401,493	—	—	58,401,493
Health Care Providers & Services	16,113,578	—	—	16,113,578
Health Care Technology	6,437,221	—	—	6,437,221
Hotels, Restaurants & Leisure	42,986,452	—	—	42,986,452
Household Durables	39,224,150	—	—	39,224,150
Household Products	1,629,785	—	—	1,629,785
Industrial Conglomerates	4,290,856	—	—	4,290,856
Insurance	27,863,378	—	—	27,863,378
Internet Software & Services	13,665,832	—	—	13,665,832
IT Services	52,036,099	—	—	52,036,099
Leisure Equipment & Products	11,902,667	—	—	11,902,667
Life Sciences Tools & Services	18,943,799	—	—	18,943,799
Machinery	72,193,692	—	—	72,193,692
Media	18,284,644	—	—	18,284,644
Metals & Mining	6,896,191	—	—	6,896,191
Multi-Utilities	4,382,543	—	—	4,382,543
Oil, Gas & Consumable Fuels	1,640,271	—	—	1,640,271
Paper & Forest Products	4,828,347	—	—	4,828,347
Personal Products	1,929,408	—	—	1,929,408
Pharmaceuticals	12,838,324	—	—	12,838,324
Professional Services	2,890,151	—	—	2,890,151
Real Estate Investment Trusts (REITs)	52,766,088	—	—	52,766,088
Real Estate Management & Development	5,403,925	—	—	5,403,925
Road & Rail	19,946,879	—	—	19,946,879
Semiconductors & Semiconductor Equipment	58,886,112	—	—	58,886,112
Software	69,019,549	—	—	69,019,549
Specialty Retail	2,368,593	—	—	2,368,593
Textiles, Apparel & Luxury Goods	13,006,062	—	—	13,006,062
Thrifts & Mortgage Finance	1,553,443	—	—	1,553,443

See accompanying notes to financial statements.

16

SPDR S&P 400 MID CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Trading Companies & Distributors	$5,630,652	$—	$—	$5,630,652
Water Utilities	5,398,166	—	—	5,398,166
Short-Term Investments	7,520,729	—	—	7,520,729

TOTAL INVESTMENTS	$1,171,814,471	$—	$—	$1,171,814,471

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	254,947	$254,947	$49,033,814	$48,062,653	$—	$—	1,226,108	$1,226,108	$10,385
State Street Navigator Securities Lending Government Money Market Portfolio	5,370,521	5,370,521	51,529,714	50,605,614	—	—	6,294,621	6,294,621	61,109

Total		$5,625,468	$100,563,528	$98,668,267	$—	$—		$7,520,729	$71,494

See accompanying notes to financial statements.

17

SPDR S&P 400 MID CAP VALUE ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.9%
Curtiss-Wright Corp.	19,136	$2,331,722
Esterline Technologies Corp. (a)	26,578	1,985,377
Huntington Ingalls Industries, Inc.	14,858	3,502,030

		7,819,129

AIRLINES — 0.8%
JetBlue Airways Corp. (a)	326,310	7,289,765

AUTO COMPONENTS — 0.7%
Cooper Tire & Rubber Co.	51,734	1,828,797
Dana, Inc.	52,642	1,685,071
Gentex Corp.	108,813	2,279,632

		5,793,500

BANKS — 9.6%
Associated Banc-Corp	154,322	3,919,779
BancorpSouth Bank	45,725	1,438,051
Bank of Hawaii Corp.	22,334	1,914,024
Cathay General Bancorp	28,333	1,194,803
Chemical Financial Corp.	72,576	3,880,639
Commerce Bancshares, Inc.	45,498	2,540,608
Cullen/Frost Bankers, Inc.	28,199	2,669,035
First Horizon National Corp.	330,354	6,603,776
FNB Corp.	329,584	4,554,851
Fulton Financial Corp.	178,869	3,201,755
Hancock Holding Co.	48,131	2,382,484
Home BancShares, Inc.	82,958	1,928,773
International Bancshares Corp.	54,664	2,170,161
MB Financial, Inc.	41,432	1,844,553
PacWest Bancorp	131,272	6,616,109
Pinnacle Financial Partners, Inc.	30,537	2,024,603
Prosperity Bancshares, Inc.	70,840	4,963,759
Signature Bank (a)	35,034	4,808,767
Sterling Bancorp	77,053	1,895,504
TCF Financial Corp.	175,534	3,598,447
Trustmark Corp.	68,338	2,177,249
UMB Financial Corp.	44,858	3,226,187
Umpqua Holdings Corp.	224,532	4,670,265
United Bankshares, Inc.	107,169	3,724,123
Valley National Bancorp	270,015	3,029,568
Webster Financial Corp.	39,379	2,211,525

See accompanying notes to financial statements.

18

SPDR S&P 400 MID CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Wintrust Financial Corp.	25,391	$2,091,457

		85,280,855

BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a)	4,855	927,791

BIOTECHNOLOGY — 0.2%
United Therapeutics Corp. (a)	13,488	1,995,550

CAPITAL MARKETS — 0.9%
Legg Mason, Inc.	87,343	3,666,659
Stifel Financial Corp.	69,899	4,163,185

		7,829,844

CHEMICALS — 3.0%
Ashland Global Holdings, Inc.	63,351	4,510,591
Cabot Corp.	63,215	3,893,412
Minerals Technologies, Inc.	35,727	2,459,804
NewMarket Corp.	5,292	2,102,988
Olin Corp.	71,423	2,541,230
PolyOne Corp.	29,316	1,275,246
RPM International, Inc.	77,668	4,071,356
Scotts Miracle-Gro Co.	19,742	2,112,197
Sensient Technologies Corp.	24,124	1,764,671
Valvoline, Inc.	81,765	2,049,031

		26,780,526

COMMERCIAL SERVICES & SUPPLIES — 1.1%
Clean Harbors, Inc. (a)	52,940	2,869,348
Deluxe Corp.	24,764	1,902,866
HNI Corp.	43,779	1,688,556
MSA Safety, Inc.	11,604	899,542
Pitney Bowes, Inc.	188,433	2,106,681

		9,466,993

COMMUNICATIONS EQUIPMENT — 1.6%
ARRIS International PLC (a)	179,949	4,622,890
Ciena Corp. (a)	145,755	3,050,652
NetScout Systems, Inc. (a)	89,095	2,712,943
Plantronics, Inc.	15,337	772,678
ViaSat, Inc. (a) (b)	34,887	2,611,292

		13,770,455

CONSTRUCTION & ENGINEERING — 1.9%
AECOM (a)	160,471	5,961,498
EMCOR Group, Inc.	59,941	4,900,177
Granite Construction, Inc.	18,524	1,174,977

See accompanying notes to financial statements.

19

SPDR S&P 400 MID CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
KBR, Inc.	143,216	$2,839,973
Valmont Industries, Inc.	13,717	2,274,964

		17,151,589

CONSUMER FINANCE — 0.2%
SLM Corp. (a)	139,451	1,575,796

CONTAINERS & PACKAGING — 2.2%
AptarGroup, Inc.	32,070	2,767,000
Bemis Co., Inc.	92,612	4,425,927
Greif, Inc. Class A	26,019	1,576,231
Owens-Illinois, Inc. (a)	166,380	3,688,645
Silgan Holdings, Inc.	43,307	1,272,793
Sonoco Products Co.	101,266	5,381,275

		19,111,871

DIVERSIFIED CONSUMER SERVICES — 0.6%
Adtalem Global Education, Inc.	61,212	2,573,965
Graham Holdings Co. Class B	4,693	2,620,336

		5,194,301

ELECTRIC UTILITIES — 3.3%
Great Plains Energy, Inc.	219,380	7,072,811
Hawaiian Electric Industries, Inc.	110,969	4,011,529
IDACORP, Inc.	23,886	2,182,225
OGE Energy Corp.	203,200	6,687,312
PNM Resources, Inc.	32,152	1,300,549
Westar Energy, Inc.	144,485	7,628,808

		28,883,234

ELECTRICAL EQUIPMENT — 1.1%
EnerSys	42,547	2,962,548
Hubbell, Inc.	25,671	3,474,313
Regal Beloit Corp.	45,281	3,468,524

		9,905,385

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.4%
Arrow Electronics, Inc. (a)	89,547	7,200,474
Avnet, Inc.	123,240	4,882,769
Belden, Inc.	23,835	1,839,347
Keysight Technologies, Inc. (a)	96,486	4,013,818
Knowles Corp. (a)	90,253	1,323,109
SYNNEX Corp.	29,811	4,052,805
Tech Data Corp. (a)	35,512	3,479,111
VeriFone Systems, Inc. (a)	113,156	2,003,993

See accompanying notes to financial statements.

20

SPDR S&P 400 MID CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Vishay Intertechnology, Inc.	67,887	$1,408,655

		30,204,081

ENERGY EQUIPMENT & SERVICES — 2.9%
Core Laboratories NV (b)	26,242	2,874,811
Diamond Offshore Drilling, Inc. (a) (b)	65,087	1,209,967
Dril-Quip, Inc. (a)	38,181	1,821,234
Ensco PLC Class A	439,906	2,599,844
Nabors Industries, Ltd.	320,452	2,188,687
Oceaneering International, Inc.	99,150	2,096,031
Patterson-UTI Energy, Inc.	226,741	5,217,310
Rowan Cos. PLC Class A (a)	114,601	1,794,652
Superior Energy Services, Inc. (a)	154,482	1,487,662
Transocean, Ltd. (a) (b)	399,307	4,264,599

		25,554,797

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.3%
Alexander & Baldwin, Inc. REIT	46,593	1,292,490
American Campus Communities, Inc. REIT	138,883	5,698,370
CoreCivic, Inc. REIT	120,934	2,721,015
CyrusOne, Inc. REIT	53,138	3,163,305
EPR Properties REIT	65,372	4,279,251
GEO Group, Inc. REIT	57,546	1,358,086
Medical Properties Trust, Inc. REIT	165,367	2,278,757
National Retail Properties, Inc. REIT	91,578	3,949,759
Omega Healthcare Investors, Inc. REIT (b)	201,758	5,556,415
Potlatch Corp. REIT	14,323	714,718
Rayonier, Inc. REIT	50,772	1,605,918
Sabra Health Care REIT, Inc	181,982	3,415,802
Uniti Group, Inc. REIT (a) (b)	88,150	1,568,189

		37,602,075

FOOD & STAPLES RETAILING — 0.8%
Casey’s General Stores, Inc.	39,058	4,372,153
United Natural Foods, Inc. (a)	51,268	2,525,974

		6,898,127

FOOD PRODUCTS — 3.0%
Dean Foods Co.	91,865	1,061,959
Flowers Foods, Inc.	102,321	1,975,819
Hain Celestial Group, Inc. (a)	62,851	2,664,254
Ingredion, Inc.	39,560	5,530,488
Lancaster Colony Corp.	9,435	1,219,096
Post Holdings, Inc. (a)	67,373	5,337,963

See accompanying notes to financial statements.

21

SPDR S&P 400 MID CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Sanderson Farms, Inc.	6,444	$894,298
Snyder’s-Lance, Inc.	87,542	4,384,103
Tootsie Roll Industries, Inc. (b)	10,376	377,686
TreeHouse Foods, Inc. (a)	58,451	2,890,987

		26,336,653

GAS UTILITIES — 3.8%
Atmos Energy Corp.	112,624	9,673,275
National Fuel Gas Co.	87,222	4,789,360
New Jersey Resources Corp.	88,701	3,565,780
ONE Gas, Inc.	30,603	2,241,976
Southwest Gas Holdings, Inc.	25,041	2,015,300
UGI Corp.	176,125	8,269,069
WGL Holdings, Inc.	33,049	2,836,926

		33,391,686

HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Halyard Health, Inc. (a)	47,213	2,180,296
NuVasive, Inc. (a)	20,560	1,202,554
STERIS PLC	33,893	2,964,621
West Pharmaceutical Services, Inc.	28,501	2,812,194

		9,159,665

HEALTH CARE PROVIDERS & SERVICES — 1.9%
Acadia Healthcare Co., Inc. (a)	83,517	2,725,160
LifePoint Health, Inc. (a)	39,735	1,978,803
MEDNAX, Inc. (a)	95,506	5,103,841
Molina Healthcare, Inc. (a)	22,614	1,734,041
Owens & Minor, Inc.	61,766	1,166,142
Tenet Healthcare Corp. (a) (b)	48,031	728,150
WellCare Health Plans, Inc. (a)	17,100	3,438,981

		16,875,118

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	87,465	1,272,616

HOTELS, RESTAURANTS & LEISURE — 1.5%
Brinker International, Inc.	46,722	1,814,682
Buffalo Wild Wings, Inc. (a)	5,190	811,457
Cheesecake Factory, Inc.	42,956	2,069,620
Cracker Barrel Old Country Store, Inc. (b)	14,556	2,312,803
ILG, Inc.	29,775	847,992
International Speedway Corp. Class A	24,636	981,745
Jack in the Box, Inc.	10,383	1,018,676
Papa John’s International, Inc.	15,473	868,190
Texas Roadhouse, Inc.	22,393	1,179,663

See accompanying notes to financial statements.

22

SPDR S&P 400 MID CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Wendy’s Co.	89,778	$1,474,155

		13,378,983

HOUSEHOLD DURABLES — 0.8%
CalAtlantic Group, Inc.	33,036	1,862,900
Helen of Troy, Ltd. (a)	14,553	1,402,181
Tempur Sealy International, Inc. (a)	26,958	1,689,997
Tupperware Brands Corp.	29,294	1,836,734

		6,791,812

HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc.	34,276	1,644,562

INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	32,870	3,735,675

INSURANCE — 6.5%
Alleghany Corp. (a)	15,698	9,357,421
American Financial Group, Inc.	69,929	7,590,094
Aspen Insurance Holdings, Ltd.	59,953	2,434,092
Brown & Brown, Inc.	42,038	2,163,275
First American Financial Corp.	49,855	2,793,874
Genworth Financial, Inc. Class A (a)	503,590	1,566,165
Hanover Insurance Group, Inc.	43,259	4,675,433
Mercury General Corp.	36,893	1,971,562
Old Republic International Corp.	250,005	5,345,107
Reinsurance Group of America, Inc.	65,421	10,201,096
RenaissanceRe Holdings, Ltd.	19,656	2,468,597
WR Berkley Corp.	97,883	7,013,317

		57,580,033

INTERNET SOFTWARE & SERVICES — 0.1%
Cars.com, Inc. (a)	33,193	957,286

IT SERVICES — 2.5%
Acxiom Corp. (a)	44,775	1,233,999
Convergys Corp.	93,249	2,191,351
DST Systems, Inc.	34,638	2,149,981
Leidos Holdings, Inc.	144,575	9,335,208
Sabre Corp.	119,983	2,459,651
Science Applications International Corp.	44,167	3,381,867

See accompanying notes to financial statements.

23

SPDR S&P 400 MID CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Teradata Corp. (a)	45,128	$1,735,623

		22,487,680

LEISURE EQUIPMENT & PRODUCTS — 0.3%
Brunswick Corp.	49,360	2,725,659

LIFE SCIENCES TOOLS & SERVICES — 0.3%
INC Research Holdings, Inc. Class A (a)	56,899	2,480,796

MACHINERY — 4.1%
AGCO Corp.	67,201	4,800,168
Crane Co.	28,501	2,542,859
Donaldson Co., Inc.	51,153	2,503,939
ITT, Inc.	41,738	2,227,557
Kennametal, Inc.	47,394	2,294,344
Lincoln Electric Holdings, Inc.	28,704	2,628,712
Oshkosh Corp.	39,860	3,622,875
Terex Corp.	46,796	2,256,503
Timken Co.	33,099	1,626,816
Trinity Industries, Inc.	154,551	5,789,481
Wabtec Corp. (b)	51,451	4,189,655
Woodward, Inc.	26,159	2,002,210

		36,485,119

MARINE — 0.4%
Kirby Corp. (a)	54,884	3,666,251

MEDIA — 1.4%
AMC Networks, Inc. Class A (a)	18,808	1,017,137
Cable One, Inc.	1,833	1,289,240
Cinemark Holdings, Inc.	108,211	3,767,907
John Wiley & Sons, Inc. Class A	28,418	1,868,483
Meredith Corp.	17,937	1,184,739
TEGNA, Inc.	219,797	3,094,742

		12,222,248

METALS & MINING — 4.0%
Allegheny Technologies, Inc. (a)	128,559	3,103,414
Carpenter Technology Corp.	47,228	2,408,156
Commercial Metals Co.	118,537	2,527,209
Compass Minerals International, Inc. (b)	34,145	2,466,976
Reliance Steel & Aluminum Co.	74,197	6,365,361
Steel Dynamics, Inc.	240,843	10,387,559
United States Steel Corp.	177,886	6,259,808

See accompanying notes to financial statements.

24

SPDR S&P 400 MID CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Worthington Industries, Inc.	45,092	$1,986,753

		35,505,236

MULTI-UTILITIES — 1.5%
Black Hills Corp.	54,665	3,285,913
MDU Resources Group, Inc.	198,962	5,348,099
NorthWestern Corp.	49,709	2,967,627
Vectren Corp.	30,172	1,961,783

		13,563,422

MULTILINE RETAIL — 0.4%
Big Lots, Inc.	42,818	2,404,231
Dillard’s, Inc. Class A (b)	21,227	1,274,681

		3,678,912

OIL, GAS & CONSUMABLE FUELS — 5.5%
Callon Petroleum Co. (a)	203,593	2,473,655
CNX Resources Corp. (a)	211,546	3,094,918
Energen Corp. (a)	99,071	5,703,517
Gulfport Energy Corp. (a)	166,201	2,120,725
HollyFrontier Corp.	180,312	9,235,581
Matador Resources Co. (a)	55,500	1,727,715
Murphy Oil Corp.	165,376	5,134,925
PBF Energy, Inc. Class A	112,330	3,982,099
QEP Resources, Inc. (a)	243,048	2,325,969
SM Energy Co.	103,598	2,287,444
Southwestern Energy Co. (a)	523,731	2,922,419
World Fuel Services Corp.	68,252	1,920,611
WPX Energy, Inc. (a)	405,419	5,704,245

		48,633,823

PAPER & FOREST PRODUCTS — 0.4%
Domtar Corp.	64,103	3,174,381

PERSONAL PRODUCTS — 0.7%
Avon Products, Inc. (a)	443,899	954,383
Edgewell Personal Care Co. (a)	57,179	3,395,861
Nu Skin Enterprises, Inc. Class A	27,511	1,877,075

		6,227,319

PHARMACEUTICALS — 0.5%
Endo International PLC (a)	202,757	1,571,367
Mallinckrodt PLC (a)	95,807	2,161,406

See accompanying notes to financial statements.

25

SPDR S&P 400 MID CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Prestige Brands Holdings, Inc. (a)	17,644	$783,570

		4,516,343

PROFESSIONAL SERVICES — 1.2%
Dun & Bradstreet Corp.	17,915	2,121,315
ManpowerGroup, Inc.	67,405	8,500,445

		10,621,760

REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.1%
Camden Property Trust REIT	44,484	4,095,197
Corporate Office Properties Trust REIT	57,289	1,672,839
Cousins Properties, Inc. REIT	199,209	1,842,683
Douglas Emmett, Inc. REIT	60,344	2,477,725
Education Realty Trust, Inc. REIT	76,444	2,669,424
Healthcare Realty Trust, Inc. REIT	61,775	1,984,213
Highwoods Properties, Inc. REIT	58,086	2,957,158
Hospitality Properties Trust REIT	167,502	4,999,935
JBG SMITH Properties REIT	95,404	3,313,381
Kilroy Realty Corp. REIT	40,199	3,000,855
LaSalle Hotel Properties REIT	115,620	3,245,453
Liberty Property Trust REIT	76,832	3,304,544
Life Storage, Inc. REIT	22,555	2,008,974
Mack-Cali Realty Corp. REIT	90,642	1,954,242
Quality Care Properties, Inc. REIT (a)	64,360	888,812
Senior Housing Properties Trust REIT	242,274	4,639,547
Tanger Factory Outlet Centers, Inc. REIT	55,268	1,465,155
Taubman Centers, Inc. REIT	34,339	2,246,801
Urban Edge Properties REIT	48,067	1,225,228
Washington Prime Group, Inc. REIT	187,391	1,334,224
Weingarten Realty Investors REIT	73,491	2,415,649

		53,742,039

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Jones Lang LaSalle, Inc.	16,936	2,522,278

ROAD & RAIL — 2.0%
Avis Budget Group, Inc. (a)	73,169	3,210,656
Genesee & Wyoming, Inc. Class A (a)	62,815	4,945,425
Knight-Swift Transportation Holdings, Inc.	65,536	2,865,234
Landstar System, Inc.	13,131	1,366,937
Ryder System, Inc.	53,964	4,542,150

See accompanying notes to financial statements.

26

SPDR S&P 400 MID CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Werner Enterprises, Inc.	21,285	$822,665

		17,753,067

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
Cree, Inc. (a)	53,490	1,986,619
Cypress Semiconductor Corp.	127,895	1,949,120
First Solar, Inc. (a)	42,428	2,864,738
Synaptics, Inc. (a)	34,373	1,372,858

		8,173,335

SOFTWARE — 1.3%
ACI Worldwide, Inc. (a)	58,632	1,329,187
CommVault Systems, Inc. (a)	21,272	1,116,780
Manhattan Associates, Inc. (a)	27,772	1,375,825
PTC, Inc. (a)	48,437	2,943,517
Take-Two Interactive Software, Inc. (a)	40,708	4,468,924

		11,234,233

SPECIALTY RETAIL — 3.5%
Aaron’s, Inc.	63,694	2,538,206
American Eagle Outfitters, Inc.	69,555	1,307,634
AutoNation, Inc. (a) (b)	60,606	3,110,906
Bed Bath & Beyond, Inc.	146,349	3,218,215
Dick’s Sporting Goods, Inc.	83,467	2,398,842
GameStop Corp. Class A	102,259	1,835,549
Michaels Cos., Inc. (a)	111,402	2,694,814
Murphy USA, Inc. (a)	33,112	2,660,880
Office Depot, Inc.	520,736	1,843,406
Sally Beauty Holdings, Inc. (a)	129,628	2,431,821
Urban Outfitters, Inc. (a)	81,919	2,872,080
Williams-Sonoma, Inc. (b)	79,336	4,101,671

		31,014,024

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
3D Systems Corp. (a) (b)	114,917	992,883
Diebold Nixdorf, Inc. (b)	76,241	1,246,540
NCR Corp. (a)	124,260	4,223,598

		6,463,021

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Carter’s, Inc.	14,761	1,734,270

See accompanying notes to financial statements.

27

SPDR S&P 400 MID CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Deckers Outdoor Corp. (a)	16,082	$1,290,580

		3,024,850

THRIFTS & MORTGAGE FINANCE — 0.9%
New York Community Bancorp, Inc.	497,862	6,482,163
Washington Federal, Inc.	51,912	1,777,986

		8,260,149

TRADING COMPANIES & DISTRIBUTORS — 1.0%
GATX Corp.	38,653	2,402,671
MSC Industrial Direct Co., Inc. Class A	24,735	2,390,885
NOW, Inc. (a)	108,631	1,198,200
Watsco, Inc.	16,206	2,755,668

		8,747,424

WATER UTILITIES — 0.3%
Aqua America, Inc.	69,962	2,744,609

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Telephone & Data Systems, Inc.	93,829	2,608,446

TOTAL COMMON STOCKS (Cost $824,783,454)		882,436,177

SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d)	1,087,626	1,087,626
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	17,685,581	17,685,581

TOTAL SHORT-TERM INVESTMENTS (Cost $18,773,207)		18,773,207

TOTAL INVESTMENTS — 101.9% (Cost $843,556,661)		901,209,384

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(16,863,165)

NET ASSETS — 100.0%		$884,346,219

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

28

SPDR S&P 400 MID CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$7,819,129	$—	$—	$7,819,129
Airlines	7,289,765	—	—	7,289,765
Auto Components	5,793,500	—	—	5,793,500
Banks	85,280,855	—	—	85,280,855
Beverages	927,791	—	—	927,791
Biotechnology	1,995,550	—	—	1,995,550
Capital Markets	7,829,844	—	—	7,829,844
Chemicals	26,780,526	—	—	26,780,526
Commercial Services & Supplies	9,466,993	—	—	9,466,993
Communications Equipment	13,770,455	—	—	13,770,455
Construction & Engineering	17,151,589	—	—	17,151,589
Consumer Finance	1,575,796	—	—	1,575,796
Containers & Packaging	19,111,871	—	—	19,111,871
Diversified Consumer Services	5,194,301	—	—	5,194,301
Electric Utilities	28,883,234	—	—	28,883,234
Electrical Equipment	9,905,385	—	—	9,905,385
Electronic Equipment, Instruments & Components	30,204,081	—	—	30,204,081
Energy Equipment & Services	25,554,797	—	—	25,554,797
Equity Real Estate Investment Trusts (REITS)	37,602,075	—	—	37,602,075
Food & Staples Retailing	6,898,127	—	—	6,898,127
Food Products	26,336,653	—	—	26,336,653
Gas Utilities	33,391,686	—	—	33,391,686
Health Care Equipment & Supplies	9,159,665	—	—	9,159,665
Health Care Providers & Services	16,875,118	—	—	16,875,118
Health Care Technology	1,272,616	—	—	1,272,616
Hotels, Restaurants & Leisure	13,378,983	—	—	13,378,983
Household Durables	6,791,812	—	—	6,791,812
Household Products	1,644,562	—	—	1,644,562
Industrial Conglomerates	3,735,675	—	—	3,735,675
Insurance	57,580,033	—	—	57,580,033
Internet Software & Services	957,286	—	—	957,286
IT Services	22,487,680	—	—	22,487,680
Leisure Equipment & Products	2,725,659	—	—	2,725,659
Life Sciences Tools & Services	2,480,796	—	—	2,480,796
Machinery	36,485,119	—	—	36,485,119

See accompanying notes to financial statements.

29

SPDR S&P 400 MID CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Marine	$3,666,251	$—	$—	$3,666,251
Media	12,222,248	—	—	12,222,248
Metals & Mining	35,505,236	—	—	35,505,236
Multi-Utilities	13,563,422	—	—	13,563,422
Multiline Retail	3,678,912	—	—	3,678,912
Oil, Gas & Consumable Fuels	48,633,823	—	—	48,633,823
Paper & Forest Products	3,174,381	—	—	3,174,381
Personal Products	6,227,319	—	—	6,227,319
Pharmaceuticals	4,516,343	—	—	4,516,343
Professional Services	10,621,760	—	—	10,621,760
Real Estate Investment Trusts (REITs)	53,742,039	—	—	53,742,039
Real Estate Management & Development	2,522,278	—	—	2,522,278
Road & Rail	17,753,067	—	—	17,753,067
Semiconductors & Semiconductor Equipment	8,173,335	—	—	8,173,335
Software	11,234,233	—	—	11,234,233
Specialty Retail	31,014,024	—	—	31,014,024
Technology Hardware, Storage & Peripherals	6,463,021	—	—	6,463,021
Textiles, Apparel & Luxury Goods	3,024,850	—	—	3,024,850
Thrifts & Mortgage Finance	8,260,149	—	—	8,260,149
Trading Companies & Distributors	8,747,424	—	—	8,747,424
Water Utilities	2,744,609	—	—	2,744,609
Wireless Telecommunication Services	2,608,446	—	—	2,608,446
Short-Term Investments	18,773,207	—	—	18,773,207

TOTAL INVESTMENTS	$901,209,384	$—	$—	$901,209,384

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,006,370	$2,006,370	$31,906,945	$32,825,689	$—	$—	1,087,626	$1,087,626	$7,801
State Street Navigator Securities Lending Government Money Market Portfolio	3,435,702	3,435,702	74,419,911	60,170,032	—	—	17,685,581	17,685,581	137,344

Total		$5,442,072	$106,326,856	$92,995,721	$—	$—		$18,773,207	$145,145

See accompanying notes to financial statements.

30

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.0%
AAR Corp.	34,692	$1,363,049
Aerojet Rocketdyne Holdings, Inc. (a)	81,588	2,545,546
Aerovironment, Inc. (a)	23,238	1,305,046
Axon Enterprise, Inc. (a) (b)	57,550	1,525,075
Cubic Corp.	26,993	1,591,237
Engility Holdings, Inc. (a)	19,276	546,860
Mercury Systems, Inc. (a)	52,495	2,695,618
Moog, Inc. Class A (a)	34,983	3,038,273
National Presto Industries, Inc. (b)	5,379	534,942
Triumph Group, Inc. (b)	54,100	1,471,520

		16,617,166

AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	27,198	1,595,163
Echo Global Logistics, Inc. (a)	28,119	787,332
Forward Air Corp.	32,105	1,844,111
Hub Group, Inc. Class A (a)	36,036	1,726,124

		5,952,730

AIRLINES — 0.9%
Allegiant Travel Co. (b)	13,529	2,093,613
Hawaiian Holdings, Inc.	56,623	2,256,427
SkyWest, Inc.	56,435	2,996,698

		7,346,738

AUTO COMPONENTS — 1.7%
American Axle & Manufacturing Holdings, Inc. (a)	107,776	1,835,425
Cooper-Standard Holdings, Inc. (a)	17,037	2,087,033
Dorman Products, Inc. (a)	32,719	2,000,440
Fox Factory Holding Corp. (a)	40,767	1,583,798
Gentherm, Inc. (a)	39,871	1,265,904
LCI Industries	27,098	3,522,740
Motorcar Parts of America, Inc. (a)	20,259	506,272
Standard Motor Products, Inc.	22,314	1,002,122
Superior Industries International, Inc.	25,640	380,754

		14,184,488

AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	31,514	1,752,178

BANKS — 7.5%
Ameris Bancorp.	40,423	1,948,389
Banc of California, Inc. (b)	46,738	965,140
Banner Corp.	35,377	1,949,980

See accompanying notes to financial statements.

31

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Boston Private Financial Holdings, Inc.	92,308	$1,426,159
Brookline Bancorp, Inc.	84,242	1,322,599
Central Pacific Financial Corp.	32,348	964,941
City Holding Co.	17,192	1,159,944
Columbia Banking System, Inc.	79,409	3,449,527
Community Bank System, Inc.	55,067	2,959,851
Customers Bancorp, Inc. (a)	31,075	807,639
CVB Financial Corp.	111,465	2,626,115
Fidelity Southern Corp.	24,312	530,002
First BanCorp. (a)	199,353	1,016,700
First Commonwealth Financial Corp.	104,985	1,503,385
First Financial Bancorp	66,925	1,763,474
First Financial Bankshares, Inc. (b)	72,013	3,244,186
First Midwest Bancorp, Inc.	111,825	2,684,918
Glacier Bancorp, Inc.	84,848	3,342,163
Great Western Bancorp, Inc.	63,919	2,543,976
Hanmi Financial Corp.	35,486	1,077,000
Hope Bancorp, Inc.	140,033	2,555,602
Independent Bank Corp.	29,932	2,090,750
LegacyTexas Financial Group, Inc.	45,550	1,922,666
National Bank Holdings Corp. Class A	29,150	945,335
NBT Bancorp, Inc.	46,899	1,725,883
OFG Bancorp.	48,441	455,345
Old National Bancorp	145,538	2,539,638
Opus Bank (a)	18,414	502,702
Pacific Premier Bancorp, Inc. (a)	42,109	1,684,360
S&T Bancorp, Inc.	37,682	1,500,121
ServisFirst Bancshares, Inc.	48,952	2,031,508
Simmons First National Corp. Class A	42,428	2,422,639
Southside Bancshares, Inc.	30,186	1,016,665
Tompkins Financial Corp.	13,401	1,090,171
United Community Banks, Inc.	77,448	2,179,387
Westamerica Bancorporation (b)	28,377	1,689,850

		63,638,710

BEVERAGES — 0.1%
Coca-Cola Bottling Co. Consolidated	5,119	1,101,916

BIOTECHNOLOGY — 2.0%
Acorda Therapeutics, Inc. (a)	50,819	1,090,067
AMAG Pharmaceuticals, Inc. (a)	38,688	512,616
Cytokinetics, Inc. (a)	54,958	447,908
Eagle Pharmaceuticals, Inc. (a) (b)	9,281	495,791
Emergent BioSolutions, Inc. (a)	37,917	1,762,003
Enanta Pharmaceuticals, Inc. (a)	15,738	923,506

See accompanying notes to financial statements.

32

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Ligand Pharmaceuticals, Inc. (a) (b)	22,959	$3,143,776
MiMedx Group, Inc. (a) (b)	110,032	1,387,503
Momenta Pharmaceuticals, Inc. (a)	83,359	1,162,858
Myriad Genetics, Inc. (a) (b)	75,354	2,588,033
Progenics Pharmaceuticals, Inc. (a) (b)	76,365	454,372
Repligen Corp. (a)	40,847	1,481,929
Spectrum Pharmaceuticals, Inc. (a)	98,465	1,865,912

		17,316,274

BUILDING PRODUCTS — 2.3%
AAON, Inc.	43,985	1,614,250
American Woodmark Corp. (a)	15,589	2,030,467
Apogee Enterprises, Inc.	31,196	1,426,593
Gibraltar Industries, Inc. (a)	34,448	1,136,784
Griffon Corp.	33,128	674,155
Insteel Industries, Inc.	20,052	567,873
Patrick Industries, Inc. (a)	25,903	1,798,963
PGT Innovations, Inc. (a)	54,045	910,658
Quanex Building Products Corp.	37,776	883,958
Simpson Manufacturing Co., Inc.	45,747	2,626,335
Trex Co., Inc. (a)	31,953	3,463,386
Universal Forest Products, Inc.	66,542	2,503,310

		19,636,732

CAPITAL MARKETS — 1.7%
Donnelley Financial Solutions, Inc. (a)	36,649	714,289
Evercore, Inc. Class A	41,992	3,779,280
Financial Engines, Inc.	68,323	2,070,187
Greenhill & Co., Inc. (b)	26,520	517,140
INTL. FCStone, Inc. (a)	17,232	732,877
Investment Technology Group, Inc.	36,589	704,338
Piper Jaffray Cos.	15,583	1,344,034
Virtus Investment Partners, Inc.	7,774	894,398
Waddell & Reed Financial, Inc. Class A (b)	89,944	2,009,349
WisdomTree Investments, Inc.	123,907	1,555,033

		14,320,925

CHEMICALS — 3.0%
A Schulman, Inc.	32,360	1,205,410
AdvanSix, Inc. (a)	32,924	1,385,113
American Vanguard Corp.	28,590	561,793
Balchem Corp.	34,842	2,808,265
Calgon Carbon Corp.	54,693	1,164,961
Flotek Industries, Inc. (a) (b)	62,391	290,742
FutureFuel Corp.	28,111	396,084

See accompanying notes to financial statements.

33

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Hawkins, Inc.	10,416	$366,643
HB Fuller Co.	54,738	2,948,736
Ingevity Corp. (a)	45,601	3,213,502
Innophos Holdings, Inc.	21,471	1,003,340
Innospec, Inc.	26,031	1,837,789
Koppers Holdings, Inc. (a)	22,753	1,158,128
Kraton Corp. (a)	33,870	1,631,518
LSB Industries, Inc. (a)	22,248	194,892
Quaker Chemical Corp.	14,359	2,165,194
Rayonier Advanced Materials, Inc.	56,689	1,159,290
Stepan Co.	21,583	1,704,410
Tredegar Corp.	28,199	541,421

		25,737,231

COMMERCIAL SERVICES & SUPPLIES — 2.9%
ABM Industries, Inc.	59,711	2,252,299
Brady Corp. Class A	51,809	1,963,561
Essendant, Inc.	41,243	382,323
Healthcare Services Group, Inc.	79,608	4,196,934
Interface, Inc.	64,948	1,633,442
LSC Communications, Inc.	38,607	584,896
Matthews International Corp. Class A	35,010	1,848,528
Mobile Mini, Inc.	47,739	1,646,995
Multi-Color Corp.	15,263	1,142,435
RR Donnelley & Sons Co.	76,349	710,046
Team, Inc. (a) (b)	32,757	488,079
Tetra Tech, Inc.	60,618	2,918,757
UniFirst Corp.	16,857	2,779,719
US Ecology, Inc.	23,544	1,200,744
Viad Corp.	22,194	1,229,548

		24,978,306

COMMUNICATIONS EQUIPMENT — 1.5%
ADTRAN, Inc.	52,840	1,022,454
Applied Optoelectronics, Inc. (a) (b)	20,767	785,408
CalAmp Corp. (a)	38,499	825,034
Comtech Telecommunications Corp.	25,178	556,937
Digi International, Inc. (a)	29,289	279,710
Harmonic, Inc. (a)	90,479	380,012
Lumentum Holdings, Inc. (a) (b)	67,400	3,295,860
NETGEAR, Inc. (a)	34,283	2,014,126
Oclaro, Inc. (a) (b)	183,844	1,239,108

See accompanying notes to financial statements.

34

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Viavi Solutions, Inc. (a)	245,947	$2,149,577

		12,548,226

CONSTRUCTION & ENGINEERING — 0.4%
Aegion Corp. (a)	34,965	889,160
Comfort Systems USA, Inc.	40,636	1,773,761
MYR Group, Inc. (a)	18,081	646,034
Orion Group Holdings, Inc. (a)	30,449	238,416

		3,547,371

CONSTRUCTION MATERIALS — 0.2%
US Concrete, Inc. (a) (b)	17,088	1,429,411

CONSUMER FINANCE — 1.3%
Encore Capital Group, Inc. (a) (b)	25,758	1,084,412
Enova International, Inc. (a)	36,801	559,375
EZCORP, Inc. Class A (a)	55,893	681,895
FirstCash, Inc.	51,334	3,462,478
Green Dot Corp. Class A (a)	49,709	2,995,464
PRA Group, Inc. (a) (b)	48,669	1,615,811
World Acceptance Corp. (a)	6,430	519,030

		10,918,465

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	23,741	462,950

DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	50,440	1,592,895

DIVERSIFIED CONSUMER SERVICES — 0.5%
American Public Education, Inc. (a)	18,001	450,925
Capella Education Co.	12,774	988,708
Career Education Corp. (a)	72,154	871,620
Regis Corp. (a)	38,265	587,750
Strayer Education, Inc.	11,448	1,025,512

		3,924,515

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
ATN International, Inc.	11,637	643,061
Cincinnati Bell, Inc. (a)	46,725	974,216
Cogent Communications Holdings, Inc. (b)	44,953	2,036,371
Consolidated Communications Holdings, Inc.	68,983	840,903
Frontier Communications Corp. (b)	86,565	585,179
General Communication, Inc. Class A (a)	28,351	1,106,256
Iridium Communications, Inc. (a) (b)	91,706	1,082,131

See accompanying notes to financial statements.

35

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Vonage Holdings Corp. (a)	224,977	$2,288,016

		9,556,133

ELECTRIC UTILITIES — 0.8%
ALLETE, Inc.	55,256	4,108,836
El Paso Electric Co.	43,848	2,426,987

		6,535,823

ELECTRICAL EQUIPMENT — 0.6%
AZZ, Inc.	28,112	1,436,523
Encore Wire Corp.	22,918	1,114,961
General Cable Corp.	53,819	1,593,042
Powell Industries, Inc.	9,532	273,092
Vicor Corp. (a)	17,876	373,608

		4,791,226

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.0%
Anixter International, Inc. (a)	31,237	2,374,012
Badger Meter, Inc.	31,915	1,525,537
Bel Fuse, Inc. Class B	10,844	272,998
Benchmark Electronics, Inc. (a)	53,628	1,560,575
Control4 Corp. (a)	21,121	628,561
CTS Corp.	35,996	926,897
Daktronics, Inc.	41,770	381,360
Electro Scientific Industries, Inc. (a)	36,053	772,616
ePlus, Inc. (a)	15,498	1,165,450
Fabrinet (a)	40,767	1,170,013
FARO Technologies, Inc. (a)	18,442	866,774
II-VI, Inc. (a)	59,730	2,804,324
Insight Enterprises, Inc. (a)	38,960	1,491,778
Itron, Inc. (a)	37,107	2,530,697
KEMET Corp. (a)	53,158	800,559
Methode Electronics, Inc.	40,107	1,608,291
MTS Systems Corp.	19,372	1,040,276
OSI Systems, Inc. (a)	19,464	1,253,092
Park Electrochemical Corp.	20,861	409,919
Plexus Corp. (a)	36,281	2,202,982
Rogers Corp. (a)	19,834	3,211,521
Sanmina Corp. (a)	77,741	2,565,453
ScanSource, Inc. (a)	27,912	999,250

See accompanying notes to financial statements.

36

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
TTM Technologies, Inc. (a)	99,838	$1,564,461

		34,127,396

ENERGY EQUIPMENT & SERVICES — 1.9%
Archrock, Inc.	76,584	804,132
Bristow Group, Inc. (b)	35,219	474,400
CARBO Ceramics, Inc. (a) (b)	23,919	243,495
Era Group, Inc. (a)	21,338	229,384
Exterran Corp. (a)	34,916	1,097,759
Geospace Technologies Corp. (a)	14,903	193,292
Gulf Island Fabrication, Inc.	14,495	194,595
Helix Energy Solutions Group, Inc. (a)	153,164	1,154,857
Matrix Service Co. (a)	29,546	525,919
McDermott International, Inc. (a)	306,424	2,016,270
Newpark Resources, Inc. (a)	93,655	805,433
Noble Corp. PLC (a) (b)	263,401	1,190,573
Oil States International, Inc. (a)	55,014	1,556,896
Pioneer Energy Services Corp. (a)	80,610	245,860
SEACOR Holdings, Inc. (a)	18,370	849,061
TETRA Technologies, Inc. (a)	124,762	532,734
Unit Corp. (a)	56,841	1,250,502
US Silica Holdings, Inc. (b)	87,993	2,865,052

		16,230,214

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.9%
Agree Realty Corp. REIT	31,772	1,634,352
American Assets Trust, Inc. REIT	45,106	1,724,853
Armada Hoffler Properties, Inc. REIT	49,196	764,014
CareTrust REIT, Inc.	82,592	1,384,242
Chatham Lodging Trust REIT	48,965	1,114,443
Community Healthcare Trust, Inc. REIT	18,500	519,850
Four Corners Property Trust, Inc. REIT	66,633	1,712,468
Getty Realty Corp. REIT	36,121	981,046
Government Properties Income Trust REIT	107,907	2,000,596
Lexington Realty Trust REIT	234,292	2,260,918
Universal Health Realty Income Trust	13,518	1,015,337
Urstadt Biddle Properties, Inc. Class A REIT	32,694	710,768
Whitestone REIT (b)	42,721	615,610

		16,438,497

FOOD & STAPLES RETAILING — 0.3%
Andersons, Inc.	28,262	880,362
SpartanNash Co.	40,471	1,079,766

See accompanying notes to financial statements.

37

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
SUPERVALU, Inc. (a)	42,362	$915,019

		2,875,147

FOOD PRODUCTS — 1.6%
B&G Foods, Inc. (b)	72,390	2,544,509
Bob Evans Farms, Inc.	21,803	1,718,513
Calavo Growers, Inc. (b)	17,281	1,458,516
Cal-Maine Foods, Inc. (a) (b)	32,690	1,453,071
Darling Ingredients, Inc. (a)	179,211	3,249,095
J&J Snack Foods Corp.	16,245	2,466,478
John B Sanfilippo & Son, Inc.	9,517	601,950
Seneca Foods Corp. Class A (a)	7,593	233,485

		13,725,617

GAS UTILITIES — 1.0%
Northwest Natural Gas Co.	31,240	1,863,466
South Jersey Industries, Inc.	86,447	2,699,740
Spire, Inc.	52,435	3,940,490

		8,503,696

HEALTH CARE EQUIPMENT & SUPPLIES — 4.6%
Abaxis, Inc.	24,872	1,231,661
Analogic Corp.	13,396	1,121,915
AngioDynamics, Inc. (a)	40,421	672,201
Anika Therapeutics, Inc. (a)	15,982	861,590
Cantel Medical Corp.	38,624	3,973,251
CONMED Corp.	26,968	1,374,559
CryoLife, Inc. (a)	36,598	700,852
Cutera, Inc. (a)	15,419	699,252
Haemonetics Corp. (a)	57,355	3,331,178
Heska Corp. (a)	7,081	567,967
ICU Medical, Inc. (a)	16,342	3,529,872
Inogen, Inc. (a)	18,548	2,208,696
Integer Holdings Corp. (a)	30,329	1,373,904
Integra LifeSciences Holdings Corp. (a) (b)	69,107	3,307,461
Invacare Corp. (b)	35,733	602,101
Lantheus Holdings, Inc. (a)	32,018	654,768
LeMaitre Vascular, Inc.	16,447	523,672
Meridian Bioscience, Inc.	44,865	628,110
Merit Medical Systems, Inc. (a)	54,441	2,351,851
Natus Medical, Inc. (a)	33,583	1,282,871
Neogen Corp. (a)	41,393	3,402,919
OraSure Technologies, Inc. (a)	66,106	1,246,759
Orthofix International NV (a)	19,802	1,083,169
Surmodics, Inc. (a)	14,397	403,116

See accompanying notes to financial statements.

38

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Tactile Systems Technology, Inc. (a) (b)	15,947	$462,144
Varex Imaging Corp. (a)	41,021	1,647,814

		39,243,653

HEALTH CARE PROVIDERS & SERVICES — 3.1%
Aceto Corp.	32,020	330,767
Almost Family, Inc. (a)	13,855	766,874
Amedisys, Inc. (a)	30,730	1,619,778
AMN Healthcare Services, Inc. (a)	51,918	2,556,961
BioTelemetry, Inc. (a)	33,727	1,008,437
Chemed Corp.	17,309	4,206,433
Community Health Systems, Inc. (a) (b)	124,875	531,968
CorVel Corp. (a)	10,439	552,223
Cross Country Healthcare, Inc. (a)	40,043	510,949
Diplomat Pharmacy, Inc. (a)	52,077	1,045,185
Ensign Group, Inc.	52,846	1,173,181
HealthEquity, Inc. (a)	55,936	2,609,974
Kindred Healthcare, Inc.	94,539	917,028
LHC Group, Inc. (a)	17,689	1,083,451
Magellan Health, Inc. (a)	26,170	2,526,714
Providence Service Corp. (a)	12,362	733,561
Quorum Health Corp. (a)	30,828	192,367
Select Medical Holdings Corp. (a)	115,595	2,040,252
Tivity Health, Inc. (a)	36,823	1,345,881
US Physical Therapy, Inc.	13,887	1,002,641

		26,754,625

HEALTH CARE TECHNOLOGY — 0.6%
Computer Programs & Systems, Inc. (b)	12,188	366,250
HealthStream, Inc. (a)	27,939	647,067
HMS Holdings Corp. (a)	90,600	1,535,670
Omnicell, Inc. (a)	41,225	1,999,413
Quality Systems, Inc. (a)	51,411	698,161

		5,246,561

HOTELS, RESTAURANTS & LEISURE — 3.0%
Belmond, Ltd. Class A (a)	91,338	1,118,891
Biglari Holdings, Inc. (a)	1,106	458,326
BJ’s Restaurants, Inc.	19,203	698,989
Boyd Gaming Corp. (b)	89,164	3,125,198
Chuy’s Holdings, Inc. (a)	18,415	516,541
Dave & Buster’s Entertainment, Inc. (a)	44,371	2,447,948
DineEquity, Inc. (b)	19,584	993,496
El Pollo Loco Holdings, Inc. (a)	23,149	229,175
Fiesta Restaurant Group, Inc. (a) (b)	29,434	559,246

See accompanying notes to financial statements.

39

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Marcus Corp.	21,099	$577,058
Marriott Vacations Worldwide Corp.	25,505	3,448,531
Monarch Casino & Resort, Inc. (a)	11,999	537,795
Penn National Gaming, Inc. (a)	91,119	2,854,758
Red Robin Gourmet Burgers, Inc. (a) (b)	14,027	791,123
Ruth’s Hospitality Group, Inc.	32,210	697,347
Scientific Games Corp. Class A (a) (b)	57,306	2,939,798
Shake Shack, Inc. Class A (a) (b)	19,973	862,834
Sonic Corp. (b)	43,286	1,189,499
Wingstop, Inc.	31,945	1,245,216

		25,291,769

HOUSEHOLD DURABLES — 2.2%
Cavco Industries, Inc. (a)	9,163	1,398,274
Ethan Allen Interiors, Inc. (b)	27,545	787,787
Installed Building Products, Inc. (a)	22,986	1,745,787
iRobot Corp. (a) (b)	30,185	2,315,189
La-Z-Boy, Inc.	52,018	1,622,961
LGI Homes, Inc. (a) (b)	18,720	1,404,562
M/I Homes, Inc. (a)	29,479	1,014,078
MDC Holdings, Inc.	48,290	1,539,485
Meritage Homes Corp. (a)	41,165	2,107,648
TopBuild Corp. (a)	38,683	2,929,850
Universal Electronics, Inc. (a)	15,891	750,850
William Lyon Homes Class A (a)	30,320	881,706

		18,498,177

HOUSEHOLD PRODUCTS — 0.4%
Central Garden & Pet Co. Class A (a)	37,623	1,418,763
Central Garden & Pet Co. (a)	11,237	437,344
WD-40 Co. (b)	15,203	1,793,954

		3,650,061

INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc.	39,366	1,352,222

INSURANCE — 3.2%
American Equity Investment Life Holding Co.	96,778	2,973,988
AMERISAFE, Inc.	21,180	1,304,688
eHealth, Inc. (a)	17,155	297,982
Employers Holdings, Inc.	34,999	1,553,956
HCI Group, Inc.	8,784	262,642
Horace Mann Educators Corp.	43,859	1,934,182
Infinity Property & Casualty Corp.	11,753	1,245,818
Maiden Holdings, Ltd.	73,874	487,568
Navigators Group, Inc.	24,453	1,190,861

See accompanying notes to financial statements.

40

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
ProAssurance Corp.	58,029	$3,316,357
RLI Corp.	42,002	2,547,841
Safety Insurance Group, Inc.	16,505	1,327,002
Selective Insurance Group, Inc.	63,143	3,706,494
Stewart Information Services Corp.	25,496	1,078,481
Third Point Reinsurance, Ltd. (a)	93,776	1,373,819
United Fire Group, Inc.	22,773	1,037,993
United Insurance Holdings Corp. (b)	22,295	384,589
Universal Insurance Holdings, Inc. (b)	34,363	939,828

		26,964,089

INTERNET & CATALOG RETAIL — 0.5%
FTD Cos., Inc. (a)	18,721	134,604
Nutrisystem, Inc.	32,659	1,717,863
PetMed Express, Inc. (b)	22,611	1,028,801
Shutterfly, Inc. (a)	35,348	1,758,563

		4,639,831

INTERNET SOFTWARE & SERVICES — 1.2%
Alarm.com Holdings, Inc. (a)	27,100	1,023,025
Blucora, Inc. (a)	49,713	1,098,657
DHI Group, Inc. (a)	46,821	88,960
Liquidity Services, Inc. (a)	28,464	138,050
LivePerson, Inc. (a)	59,246	681,329
NIC, Inc.	72,573	1,204,712
QuinStreet, Inc. (a)	39,064	327,356
Shutterstock, Inc. (a)	20,332	874,886
SPS Commerce, Inc. (a)	19,099	928,021
Stamps.com, Inc. (a)	17,593	3,307,484
XO Group, Inc. (a)	26,470	488,636

		10,161,116

IT SERVICES — 1.6%
CACI International, Inc. Class A (a)	26,690	3,532,421
Cardtronics PLC Class A (a)	49,784	922,000
CSG Systems International, Inc.	36,573	1,602,629
ExlService Holdings, Inc. (a)	36,913	2,227,699
ManTech International Corp. Class A	28,278	1,419,273
Perficient, Inc. (a)	37,473	714,610
Sykes Enterprises, Inc. (a)	42,942	1,350,526
TeleTech Holdings, Inc.	15,420	620,655

See accompanying notes to financial statements.

41

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Virtusa Corp. (a)	29,459	$1,298,553

		13,688,366

LEISURE EQUIPMENT & PRODUCTS — 0.4%
Callaway Golf Co.	101,577	1,414,968
Nautilus, Inc. (a)	33,579	448,280
Sturm Ruger & Co., Inc. (b)	18,756	1,047,522
Vista Outdoor, Inc. (a) (b)	62,376	908,818

		3,819,588

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Cambrex Corp. (a)	35,648	1,711,104
Luminex Corp.	44,479	876,236

		2,587,340

MACHINERY — 5.6%
Actuant Corp. Class A	65,398	1,654,569
Alamo Group, Inc.	10,225	1,154,096
Albany International Corp. Class A	31,610	1,942,435
Astec Industries, Inc.	20,558	1,202,643
Barnes Group, Inc.	53,334	3,374,442
Briggs & Stratton Corp.	46,058	1,168,491
Chart Industries, Inc. (a)	33,161	1,553,924
CIRCOR International, Inc.	18,224	887,144
EnPro Industries, Inc.	23,191	2,168,590
ESCO Technologies, Inc.	28,270	1,703,268
Federal Signal Corp.	64,483	1,295,463
Franklin Electric Co., Inc.	42,200	1,936,980
Greenbrier Cos., Inc. (b)	31,354	1,671,168
Harsco Corp. (a)	87,551	1,632,826
Hillenbrand, Inc.	68,085	3,043,400
John Bean Technologies Corp.	34,276	3,797,781
Lindsay Corp.	11,580	1,021,356
Lydall, Inc. (a)	18,722	950,142
Mueller Industries, Inc.	62,622	2,218,697
Proto Labs, Inc. (a)	26,811	2,761,533
SPX Corp. (a)	46,334	1,454,424
SPX FLOW, Inc. (a)	46,214	2,197,476
Standex International Corp.	13,910	1,416,734
Tennant Co.	19,301	1,402,218
Titan International, Inc.	53,791	692,828
Wabash National Corp. (b)	64,215	1,393,466

See accompanying notes to financial statements.

42

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Watts Water Technologies, Inc. Class A	30,161	$2,290,728

		47,986,822

MARINE — 0.2%
Matson, Inc.	45,659	1,362,465

MEDIA — 0.9%
EW Scripps Co. Class A (a)	60,264	941,926
Gannett Co., Inc.	120,353	1,394,891
New Media Investment Group, Inc.	58,488	981,429
Scholastic Corp.	30,187	1,210,801
Time, Inc.	107,381	1,981,179
World Wrestling Entertainment, Inc. Class A	42,558	1,301,424

		7,811,650

METALS & MINING — 1.0%
AK Steel Holding Corp. (a) (b)	340,107	1,925,006
Century Aluminum Co. (a)	54,159	1,063,683
Haynes International, Inc.	13,644	437,290
Kaiser Aluminum Corp.	18,236	1,948,516
Materion Corp.	21,728	1,055,981
Olympic Steel, Inc.	9,846	211,590
SunCoke Energy, Inc. (a)	69,508	833,401
TimkenSteel Corp. (a) (b)	42,726	649,008

		8,124,475

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.7%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	105,130	1,939,648
ARMOUR Residential REIT, Inc. (b)	45,614	1,173,192
Capstead Mortgage Corp. REIT	106,383	920,213
Invesco Mortgage Capital, Inc. REIT (b)	120,408	2,146,875

		6,179,928

MULTI-UTILITIES — 0.4%
Avista Corp.	70,062	3,607,492

MULTILINE RETAIL — 0.5%
Fred’s, Inc. Class A (b)	39,751	160,992
JC Penney Co., Inc. (a) (b)	343,165	1,084,401
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	53,067	2,825,818

		4,071,211

OIL, GAS & CONSUMABLE FUELS — 1.5%
Bill Barrett Corp. (a)	103,447	530,683
Carrizo Oil & Gas, Inc. (a) (b)	83,910	1,785,605
Cloud Peak Energy, Inc. (a)	82,275	366,124

See accompanying notes to financial statements.

43

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
CONSOL Energy, Inc. (a)	28,519	$1,126,786
Denbury Resources, Inc. (a) (b)	446,679	987,160
Green Plains, Inc.	41,839	704,987
Par Pacific Holdings, Inc. (a)	27,347	527,250
PDC Energy, Inc. (a)	71,292	3,674,390
REX American Resources Corp. (a)	6,343	525,137
SRC Energy, Inc. (a) (b)	262,579	2,239,799

		12,467,921

PAPER & FOREST PRODUCTS — 1.2%
Boise Cascade Co.	42,013	1,676,319
Clearwater Paper Corp. (a)	17,621	799,993
Deltic Timber Corp.	11,942	1,093,290
KapStone Paper and Packaging Corp.	94,816	2,151,375
Neenah Paper, Inc.	18,255	1,654,816
PH Glatfelter Co.	48,267	1,034,845
Schweitzer-Mauduit International, Inc.	33,256	1,508,492

		9,919,130

PERSONAL PRODUCTS — 0.2%
Inter Parfums, Inc.	18,817	817,599
Medifast, Inc.	11,404	796,113

		1,613,712

PHARMACEUTICALS — 2.7%
Amphastar Pharmaceuticals, Inc. (a)	39,282	755,786
ANI Pharmaceuticals, Inc. (a)	9,851	634,897
Corcept Therapeutics, Inc. (a) (b)	102,000	1,842,120
Depomed, Inc. (a) (b)	68,502	551,441
Impax Laboratories, Inc. (a)	80,388	1,338,460
Innoviva, Inc. (a)	78,988	1,120,840
Lannett Co., Inc. (a) (b)	32,360	750,752
Medicines Co. (a) (b)	69,478	1,899,529
Nektar Therapeutics (a) (b)	171,131	10,219,943
Phibro Animal Health Corp. Class A	21,385	716,398
Sucampo Pharmaceuticals, Inc. Class A (a)	27,233	488,832
Supernus Pharmaceuticals, Inc. (a)	55,777	2,222,713

		22,541,711

PROFESSIONAL SERVICES — 2.3%
Exponent, Inc.	27,958	1,987,814
Forrester Research, Inc.	10,643	470,421
FTI Consulting, Inc. (a)	40,911	1,757,537
Heidrick & Struggles International, Inc.	20,861	512,137
Insperity, Inc.	40,360	2,314,646

See accompanying notes to financial statements.

44

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Kelly Services, Inc. Class A	33,226	$906,073
Korn/Ferry International	61,449	2,542,760
Navigant Consulting, Inc. (a)	50,793	985,892
On Assignment, Inc. (a)	53,187	3,418,328
Resources Connection, Inc.	31,204	482,102
TrueBlue, Inc. (a)	44,574	1,225,785
WageWorks, Inc. (a)	42,946	2,662,652

		19,266,147

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.6%
Acadia Realty Trust REIT	90,363	2,472,332
CBL & Associates Properties, Inc. REIT (b)	186,141	1,053,558
Cedar Realty Trust, Inc. REIT	86,717	527,239
Chesapeake Lodging Trust REIT	64,904	1,758,249
DiamondRock Hospitality Co. REIT	217,849	2,459,515
Easterly Government Properties, Inc. REIT	48,272	1,030,124
EastGroup Properties, Inc. REIT	37,452	3,310,008
Franklin Street Properties Corp. REIT	115,370	1,239,074
Hersha Hospitality Trust REIT	42,965	747,591
Independence Realty Trust, Inc. REIT	90,420	912,338
Kite Realty Group Trust REIT	90,071	1,765,392
LTC Properties, Inc. REIT	42,717	1,860,325
National Storage Affiliates Trust REIT	53,280	1,452,413
Pennsylvania Real Estate Investment Trust (b)	76,785	912,974
PS Business Parks, Inc. REIT	21,483	2,687,308
Ramco-Gershenson Properties Trust REIT	85,446	1,258,620
Retail Opportunity Investments Corp. REIT	118,358	2,361,242
Saul Centers, Inc. REIT	13,279	819,978
Summit Hotel Properties, Inc. REIT	112,281	1,710,040

		30,338,320

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
HFF, Inc. Class A	39,833	1,937,477
RE/MAX Holdings, Inc. Class A	19,078	925,283

		2,862,760

ROAD & RAIL — 0.6%
ArcBest Corp.	28,148	1,006,291
Heartland Express, Inc.	54,546	1,273,104
Marten Transport, Ltd.	42,484	862,425
Roadrunner Transportation Systems, Inc. (a)	34,548	266,365

See accompanying notes to financial statements.

45

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Saia, Inc. (a)	27,457	$1,942,583

		5,350,768

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Advanced Energy Industries, Inc. (a)	43,084	2,907,308
Axcelis Technologies, Inc. (a)	33,803	970,146
Brooks Automation, Inc.	75,970	1,811,885
Cabot Microelectronics Corp.	27,414	2,579,109
CEVA, Inc. (a)	24,174	1,115,630
Cohu, Inc.	30,472	668,860
Diodes, Inc. (a)	41,904	1,201,388
DSP Group, Inc. (a)	24,647	308,088
Kopin Corp. (a) (b)	65,882	210,822
Kulicke & Soffa Industries, Inc. (a)	76,165	1,853,475
MaxLinear, Inc. (a)	65,776	1,737,802
Nanometrics, Inc. (a)	28,021	698,283
PDF Solutions, Inc. (a) (b)	30,635	480,970
Photronics, Inc. (a)	75,771	645,948
Power Integrations, Inc.	32,354	2,379,637
Rambus, Inc. (a)	119,458	1,698,693
Rudolph Technologies, Inc. (a)	34,937	834,994
Semtech Corp. (a)	72,117	2,466,401
SolarEdge Technologies, Inc. (a)	39,311	1,476,128
Veeco Instruments, Inc. (a)	51,811	769,393
Xperi Corp.	53,755	1,311,622

		28,126,582

SOFTWARE — 1.8%
8x8, Inc. (a)	100,784	1,421,054
Agilysys, Inc. (a)	17,341	212,948
Barracuda Networks, Inc. (a)	44,526	1,224,465
Bottomline Technologies de, Inc. (a)	37,859	1,312,950
Ebix, Inc. (b)	23,748	1,882,029
MicroStrategy, Inc. Class A (a)	10,241	1,344,643
Monotype Imaging Holdings, Inc.	45,240	1,090,284
Progress Software Corp.	51,616	2,197,293
Qualys, Inc. (a)	34,696	2,059,208
Synchronoss Technologies, Inc. (a) (b)	47,913	428,342
TiVo Corp.	132,514	2,067,219
VASCO Data Security International, Inc. (a)	32,399	450,346

		15,690,781

SPECIALTY RETAIL — 4.2%
Abercrombie & Fitch Co. Class A	73,232	1,276,434

See accompanying notes to financial statements.

46

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Asbury Automotive Group, Inc. (a)	20,352	$1,302,528
Ascena Retail Group, Inc. (a) (b)	186,661	438,653
Barnes & Noble Education, Inc. (a)	40,454	333,341
Barnes & Noble, Inc.	61,610	412,787
Big 5 Sporting Goods Corp. (b)	22,497	170,977
Buckle, Inc. (b)	30,363	721,121
Caleres, Inc.	46,231	1,547,814
Cato Corp. Class A	25,838	411,341
Chico’s FAS, Inc.	137,516	1,212,891
Children’s Place, Inc. (b)	18,932	2,751,766
DSW, Inc. Class A (b)	77,824	1,666,212
Express, Inc. (a)	85,754	870,403
Finish Line, Inc. Class A (b)	44,538	647,137
Five Below, Inc. (a)	60,023	3,980,725
Francesca’s Holdings Corp. (a)	38,762	283,350
Genesco, Inc. (a)	21,378	694,785
Group 1 Automotive, Inc.	21,168	1,502,293
Guess?, Inc. (b)	64,487	1,088,541
Haverty Furniture Cos., Inc.	21,207	480,339
Hibbett Sports, Inc. (a) (b)	22,658	462,223
Kirkland’s, Inc. (a)	17,897	214,138
Lithia Motors, Inc. Class A (b)	26,173	2,972,991
Lumber Liquidators Holdings, Inc. (a) (b)	31,052	974,722
MarineMax, Inc. (a)	25,357	479,247
Monro, Inc. (b)	35,853	2,041,828
Rent-A-Center, Inc. (b)	59,098	655,988
RH (a) (b)	20,367	1,755,839
Shoe Carnival, Inc.	12,347	330,282
Sleep Number Corp. (a)	42,914	1,613,137
Sonic Automotive, Inc. Class A (b)	27,482	507,043
Tailored Brands, Inc. (b)	52,711	1,150,681
Tile Shop Holdings, Inc.	37,704	361,959
Vitamin Shoppe, Inc. (a)	26,809	117,960
Zumiez, Inc. (a)	19,963	415,730

		35,847,206

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Cray, Inc. (a)	44,048	1,065,962
Electronics For Imaging, Inc. (a)	49,182	1,452,344
Super Micro Computer, Inc. (a)	41,919	877,155

		3,395,461

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Crocs, Inc. (a)	74,767	945,055

See accompanying notes to financial statements.

47

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Fossil Group, Inc. (a) (b)	46,968	$364,941
G-III Apparel Group, Ltd. (a)	44,980	1,659,312
Movado Group, Inc.	16,673	536,871
Oxford Industries, Inc.	18,293	1,375,451
Perry Ellis International, Inc. (a)	13,977	349,984
Steven Madden, Ltd. (a)	57,865	2,702,295
Unifi, Inc. (a)	18,639	668,581
Vera Bradley, Inc. (a)	21,188	258,070
Wolverine World Wide, Inc.	104,047	3,317,018

		12,177,578

THRIFTS & MORTGAGE FINANCE — 1.9%
Bank Mutual Corp.	46,781	498,218
BofI Holding, Inc. (a) (b)	60,942	1,822,166
Dime Community Bancshares, Inc.	33,650	704,967
HomeStreet, Inc. (a)	29,733	860,770
LendingTree, Inc. (a)	8,187	2,787,264
Meta Financial Group, Inc.	9,900	917,235
NMI Holdings, Inc. Class A (a)	57,967	985,439
Northfield Bancorp, Inc.	50,396	860,764
Northwest Bancshares, Inc.	111,648	1,867,871
Oritani Financial Corp.	42,539	697,640
Provident Financial Services, Inc.	65,547	1,767,802
TrustCo Bank Corp. NY	106,413	979,000
Walker & Dunlop, Inc. (a)	30,491	1,448,322

		16,197,458

TOBACCO — 0.2%
Universal Corp.	27,225	1,429,313

TRADING COMPANIES & DISTRIBUTORS — 0.6%
Applied Industrial Technologies, Inc.	42,180	2,872,458
DXP Enterprises, Inc. (a)	17,256	510,260
Kaman Corp.	30,430	1,790,501
Veritiv Corp. (a)	12,077	349,025

		5,522,244

WATER UTILITIES — 0.6%
American States Water Co.	39,987	2,315,647
California Water Service Group	52,001	2,358,246

		4,673,893

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
Spok Holdings, Inc.	21,755	340,466

TOTAL COMMON STOCKS (Cost $725,320,227)		848,593,868

See accompanying notes to financial statements.

48

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e)	429,878	$429,878
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	28,075,096	28,075,096

TOTAL SHORT-TERM INVESTMENTS (Cost $28,504,974)		28,504,974

TOTAL INVESTMENTS — 103.2% (Cost $753,825,201)		877,098,842

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(26,806,272)

NET ASSETS — 100.0%		$850,292,570

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$16,617,166	$—	$—	$16,617,166
Air Freight & Logistics	5,952,730	—	—	5,952,730
Airlines	7,346,738	—	—	7,346,738
Auto Components	14,184,488	—	—	14,184,488
Automobiles	1,752,178	—	—	1,752,178
Banks	63,638,710	—	—	63,638,710
Beverages	1,101,916	—	—	1,101,916
Biotechnology	17,316,274	—	—	17,316,274
Building Products	19,636,732	—	—	19,636,732
Capital Markets	14,320,925	—	—	14,320,925
Chemicals	25,737,231	—	—	25,737,231

See accompanying notes to financial statements.

49

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Commercial Services & Supplies	$24,978,306	$—	$—	$24,978,306
Communications Equipment	12,548,226	—	—	12,548,226
Construction & Engineering	3,547,371	—	—	3,547,371
Construction Materials	1,429,411	—	—	1,429,411
Consumer Finance	10,918,465	—	—	10,918,465
Containers & Packaging	462,950	—	—	462,950
Distributors	1,592,895	—	—	1,592,895
Diversified Consumer Services	3,924,515	—	—	3,924,515
Diversified Telecommunication Services	9,556,133	—	—	9,556,133
Electric Utilities	6,535,823	—	—	6,535,823
Electrical Equipment	4,791,226	—	—	4,791,226
Electronic Equipment, Instruments & Components	34,127,396	—	—	34,127,396
Energy Equipment & Services	16,230,214	—	—	16,230,214
Equity Real Estate Investment Trusts (REITS)	16,438,497	—	—	16,438,497
Food & Staples Retailing	2,875,147	—	—	2,875,147
Food Products	13,725,617	—	—	13,725,617
Gas Utilities	8,503,696	—	—	8,503,696
Health Care Equipment & Supplies	39,243,653	—	—	39,243,653
Health Care Providers & Services	26,754,625	—	—	26,754,625
Health Care Technology	5,246,561	—	—	5,246,561
Hotels, Restaurants & Leisure	25,291,769	—	—	25,291,769
Household Durables	18,498,177	—	—	18,498,177
Household Products	3,650,061	—	—	3,650,061
Industrial Conglomerates	1,352,222	—	—	1,352,222
Insurance	26,964,089	—	—	26,964,089
Internet & Catalog Retail	4,639,831	—	—	4,639,831
Internet Software & Services	10,161,116	—	—	10,161,116
IT Services	13,688,366	—	—	13,688,366
Leisure Equipment & Products	3,819,588	—	—	3,819,588
Life Sciences Tools & Services	2,587,340	—	—	2,587,340
Machinery	47,986,822	—	—	47,986,822
Marine	1,362,465	—	—	1,362,465
Media	7,811,650	—	—	7,811,650
Metals & Mining	8,124,475	—	—	8,124,475
Mortgage Real Estate Investment Trust (REITs)	6,179,928	—	—	6,179,928
Multi-Utilities	3,607,492	—	—	3,607,492
Multiline Retail	4,071,211	—	—	4,071,211
Oil, Gas & Consumable Fuels	12,467,921	—	—	12,467,921
Paper & Forest Products	9,919,130	—	—	9,919,130
Personal Products	1,613,712	—	—	1,613,712

See accompanying notes to financial statements.

50

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Pharmaceuticals	$22,541,711	$—	$—	$22,541,711
Professional Services	19,266,147	—	—	19,266,147
Real Estate Investment Trusts (REITs)	30,338,320	—	—	30,338,320
Real Estate Management & Development	2,862,760	—	—	2,862,760
Road & Rail	5,350,768	—	—	5,350,768
Semiconductors & Semiconductor Equipment	28,126,582	—	—	28,126,582
Software	15,690,781	—	—	15,690,781
Specialty Retail	35,847,206	—	—	35,847,206
Technology Hardware, Storage & Peripherals	3,395,461	—	—	3,395,461
Textiles, Apparel & Luxury Goods	12,177,578	—	—	12,177,578
Thrifts & Mortgage Finance	16,197,458	—	—	16,197,458
Tobacco	1,429,313	—	—	1,429,313
Trading Companies & Distributors	5,522,244	—	—	5,522,244
Water Utilities	4,673,893	—	—	4,673,893
Wireless Telecommunication Services	340,466	—	—	340,466
Short-Term Investments	28,504,974	—	—	28,504,974

TOTAL INVESTMENTS	$877,098,842	$—	$—	$877,098,842

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,256,276	$1,256,276	$31,327,665	$32,154,063	$—	$—	429,878	$429,878	$7,778
State Street Navigator Securities Lending Government Money Market Portfolio	15,886,619	15,886,619	65,429,953	53,241,476	—	—	28,075,096	28,075,096	413,999

Total		$17,142,895	$96,757,618	$85,395,539	$—	$—		$28,504,974	$421,777

See accompanying notes to financial statements.

51

SPDR S&P 600 SMALL CAP GROWTH ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.4%
Aerojet Rocketdyne Holdings, Inc. (a)	232,901	$7,266,511
Aerovironment, Inc. (a)	66,881	3,756,037
Axon Enterprise, Inc. (a) (b)	166,334	4,407,851
Cubic Corp.	37,494	2,210,271
Mercury Systems, Inc. (a)	149,457	7,674,617
Moog, Inc. Class A (a)	47,860	4,156,641

		29,471,928

AIR FREIGHT & LOGISTICS — 0.4%
Forward Air Corp.	93,326	5,360,645

AIRLINES — 0.3%
Allegiant Travel Co. (b)	23,333	3,610,782

AUTO COMPONENTS — 1.6%
Dorman Products, Inc. (a)	46,751	2,858,356
Fox Factory Holding Corp. (a)	117,951	4,582,396
Gentherm, Inc. (a)	49,314	1,565,720
LCI Industries	77,117	10,025,210
Motorcar Parts of America, Inc. (a)	28,018	700,170

		19,731,852

AUTOMOBILES — 0.4%
Winnebago Industries, Inc.	90,822	5,049,703

BANKS — 5.7%
Ameris Bancorp	70,538	3,399,932
Banc of California, Inc. (b)	70,302	1,451,736
Banner Corp.	43,098	2,375,562
Brookline Bancorp, Inc.	100,699	1,580,974
Central Pacific Financial Corp.	56,175	1,675,700
City Holding Co.	22,931	1,547,155
Columbia Banking System, Inc.	114,646	4,980,222
Customers Bancorp, Inc. (a)	43,301	1,125,393
CVB Financial Corp. (b)	174,122	4,102,314
First Commonwealth Financial Corp.	178,674	2,558,612
First Financial Bancorp	87,287	2,300,012
First Financial Bankshares, Inc. (b)	122,439	5,515,877
Glacier Bancorp, Inc.	141,865	5,588,062
Hanmi Financial Corp.	53,479	1,623,088
Independent Bank Corp.	42,818	2,990,837
LegacyTexas Financial Group, Inc.	131,467	5,549,222
National Bank Holdings Corp. Class A	81,681	2,648,915
Pacific Premier Bancorp, Inc. (a)	121,814	4,872,560

See accompanying notes to financial statements.

52

SPDR S&P 600 SMALL CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
S&T Bancorp, Inc.	51,350	$2,044,244
ServisFirst Bancshares, Inc.	139,921	5,806,721
Tompkins Financial Corp.	16,599	1,350,329
United Community Banks, Inc.	116,308	3,272,907
Westamerica Bancorporation (b)	34,650	2,063,408

		70,423,782

BEVERAGES — 0.2%
Coca-Cola Bottling Co. Consolidated	14,222	3,061,428

BIOTECHNOLOGY — 3.3%
Cytokinetics, Inc. (a)	61,904	504,518
Eagle Pharmaceuticals, Inc. (a) (b)	25,519	1,363,225
Emergent BioSolutions, Inc. (a)	110,405	5,130,520
Enanta Pharmaceuticals, Inc. (a)	43,651	2,561,441
Ligand Pharmaceuticals, Inc. (a) (b)	65,355	8,949,060
MiMedx Group, Inc. (a) (b)	321,573	4,055,036
Momenta Pharmaceuticals, Inc. (a)	233,434	3,256,404
Myriad Genetics, Inc. (a)	214,718	7,374,490
Progenics Pharmaceuticals, Inc. (a) (b)	81,636	485,734
Repligen Corp. (a)	117,855	4,275,779
Spectrum Pharmaceuticals, Inc. (a)	188,684	3,575,562

		41,531,769

BUILDING PRODUCTS — 3.4%
AAON, Inc.	76,519	2,808,247
American Woodmark Corp. (a)	44,497	5,795,734
Apogee Enterprises, Inc. (b)	48,103	2,199,750
Griffon Corp.	45,252	920,878
Patrick Industries, Inc. (a)	74,980	5,207,361
PGT Innovations, Inc. (a)	151,783	2,557,544
Quanex Building Products Corp.	64,746	1,515,057
Simpson Manufacturing Co., Inc.	130,571	7,496,081
Trex Co., Inc. (a)	91,013	9,864,899
Universal Forest Products, Inc.	99,759	3,752,934

		42,118,485

CAPITAL MARKETS — 1.4%
Evercore, Inc. Class A	119,433	10,748,970
Financial Engines, Inc.	87,120	2,639,736
Piper Jaffray Cos.	20,418	1,761,053
WisdomTree Investments, Inc.	189,806	2,382,065

		17,531,824

CHEMICALS — 3.0%
AdvanSix, Inc. (a)	49,312	2,074,556

See accompanying notes to financial statements.

53

SPDR S&P 600 SMALL CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
American Vanguard Corp.	56,138	$1,103,112
Balchem Corp.	59,342	4,782,965
Calgon Carbon Corp.	77,638	1,653,689
HB Fuller Co.	72,910	3,927,662
Ingevity Corp. (a)	130,312	9,183,087
Innospec, Inc.	36,128	2,550,637
Koppers Holdings, Inc. (a)	65,556	3,336,800
Kraton Corp. (a)	98,284	4,734,340
Quaker Chemical Corp.	25,582	3,857,510

		37,204,358

COMMERCIAL SERVICES & SUPPLIES — 2.9%
Brady Corp. Class A	66,000	2,501,400
Healthcare Services Group, Inc.	226,508	11,941,502
Interface, Inc.	189,310	4,761,146
Mobile Mini, Inc.	77,228	2,664,366
Multi-Color Corp.	19,122	1,431,282
RR Donnelley & Sons Co.	66,328	616,850
Tetra Tech, Inc.	96,348	4,639,156
UniFirst Corp.	23,377	3,854,867
US Ecology, Inc.	41,435	2,113,185
Viad Corp.	32,394	1,794,628

		36,318,382

COMMUNICATIONS EQUIPMENT — 1.3%
ADTRAN, Inc.	75,060	1,452,411
Applied Optoelectronics, Inc. (a) (b)	59,201	2,238,982
CalAmp Corp. (a)	108,846	2,332,570
Lumentum Holdings, Inc. (a) (b)	97,272	4,756,601
Oclaro, Inc. (a) (b)	283,735	1,912,374
Viavi Solutions, Inc. (a)	444,279	3,882,998

		16,575,936

CONSTRUCTION & ENGINEERING — 0.4%
Comfort Systems USA, Inc.	116,502	5,085,312

CONSTRUCTION MATERIALS — 0.3%
US Concrete, Inc. (a) (b)	49,227	4,117,839

CONSUMER FINANCE — 1.6%
Encore Capital Group, Inc. (a)	42,690	1,797,249
FirstCash, Inc.	145,970	9,845,676

See accompanying notes to financial statements.

54

SPDR S&P 600 SMALL CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Green Dot Corp. Class A (a)	141,642	$8,535,347

		20,178,272

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	42,894	836,433

DIVERSIFIED CONSUMER SERVICES — 0.4%
Capella Education Co.	16,773	1,298,230
Career Education Corp. (a)	131,106	1,583,760
Strayer Education, Inc.	20,420	1,829,224

		4,711,214

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
Cogent Communications Holdings, Inc.	128,491	5,820,642
General Communication, Inc. Class A (a)	50,128	1,955,995
Vonage Holdings Corp. (a)	645,878	6,568,579

		14,345,216

ELECTRIC UTILITIES — 0.8%
ALLETE, Inc.	82,096	6,104,659
El Paso Electric Co.	67,818	3,753,726

		9,858,385

ELECTRICAL EQUIPMENT — 0.1%
Vicor Corp. (a)	49,697	1,038,667

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.5%
Badger Meter, Inc.	56,988	2,724,026
Control4 Corp. (a)	60,261	1,793,367
CTS Corp.	53,369	1,374,252
Electro Scientific Industries, Inc. (a)	102,396	2,194,346
ePlus, Inc. (a)	29,410	2,211,632
FARO Technologies, Inc. (a)	33,169	1,558,943
II-VI, Inc. (a)	170,157	7,988,871
Itron, Inc. (a)	40,626	2,770,693
KEMET Corp. (a)	149,920	2,257,795
Methode Electronics, Inc.	55,080	2,208,708
OSI Systems, Inc. (a)	27,204	1,751,394
Park Electrochemical Corp.	22,109	434,442
Rogers Corp. (a)	56,444	9,139,413

See accompanying notes to financial statements.

55

SPDR S&P 600 SMALL CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
TTM Technologies, Inc. (a)	288,098	$4,514,496

		42,922,378

ENERGY EQUIPMENT & SERVICES — 0.0% (c)
CARBO Ceramics, Inc. (a)	20,786	211,602

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.5%
Armada Hoffler Properties, Inc. REIT	78,189	1,214,275
CareTrust REIT, Inc.	136,882	2,294,142
Community Healthcare Trust, Inc. REIT (b)	25,200	708,120
Four Corners Property Trust, Inc. REIT	192,119	4,937,458
Getty Realty Corp. REIT	54,240	1,473,159
Lexington Realty Trust REIT	672,026	6,485,051
Urstadt Biddle Properties, Inc. Class A REIT	36,318	789,553
Whitestone REIT (b)	51,848	747,130

		18,648,888

FOOD PRODUCTS — 1.8%
B&G Foods, Inc. (b)	131,619	4,626,408
Bob Evans Farms, Inc.	36,174	2,851,235
Calavo Growers, Inc. (b)	49,628	4,188,603
Cal-Maine Foods, Inc. (a) (b)	38,208	1,698,346
Darling Ingredients, Inc. (a)	263,854	4,783,673
J&J Snack Foods Corp.	29,526	4,482,932

		22,631,197

GAS UTILITIES — 0.5%
Northwest Natural Gas Co.	38,614	2,303,325
South Jersey Industries, Inc.	110,417	3,448,323

		5,751,648

HEALTH CARE EQUIPMENT & SUPPLIES — 7.1%
Abaxis, Inc.	40,213	1,991,348
Analogic Corp.	14,532	1,217,055
Anika Therapeutics, Inc. (a)	25,527	1,376,161
Cantel Medical Corp.	110,177	11,333,908
CONMED Corp.	36,476	1,859,182
CryoLife, Inc. (a)	46,982	899,705
Cutera, Inc. (a)	42,384	1,922,114
Haemonetics Corp. (a)	103,423	6,006,808
Heska Corp. (a)	19,939	1,599,307
ICU Medical, Inc. (a)	46,692	10,085,472
Inogen, Inc. (a)	53,089	6,321,838
Integer Holdings Corp. (a)	88,695	4,017,883
Integra LifeSciences Holdings Corp. (a) (b)	122,406	5,858,351

See accompanying notes to financial statements.

56

SPDR S&P 600 SMALL CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Lantheus Holdings, Inc. (a)	90,515	$1,851,032
LeMaitre Vascular, Inc.	46,542	1,481,897
Meridian Bioscience, Inc.	52,887	740,418
Merit Medical Systems, Inc. (a)	155,755	6,728,616
Natus Medical, Inc. (a)	49,458	1,889,296
Neogen Corp. (a)	118,283	9,724,045
OraSure Technologies, Inc. (a)	191,379	3,609,408
Orthofix International NV (a)	55,543	3,038,202
Surmodics, Inc. (a)	42,928	1,201,984
Tactile Systems Technology, Inc. (a) (b)	25,311	733,513
Varex Imaging Corp. (a)	61,917	2,487,206

		87,974,749

HEALTH CARE PROVIDERS & SERVICES — 4.3%
Almost Family, Inc. (a)	21,906	1,212,497
Amedisys, Inc. (a)	89,514	4,718,283
AMN Healthcare Services, Inc. (a)	148,166	7,297,175
BioTelemetry, Inc. (a)	93,975	2,809,853
Chemed Corp.	49,328	11,987,691
CorVel Corp. (a)	29,342	1,552,192
Ensign Group, Inc.	82,974	1,842,023
HealthEquity, Inc. (a)	159,426	7,438,817
LHC Group, Inc. (a)	49,720	3,045,350
Providence Service Corp. (a)	34,132	2,025,393
Select Medical Holdings Corp. (a)	192,753	3,402,090
Tivity Health, Inc. (a)	107,366	3,924,227
US Physical Therapy, Inc.	24,989	1,804,206

		53,059,797

HEALTH CARE TECHNOLOGY — 0.9%
Computer Programs & Systems, Inc.	15,284	459,284
HealthStream, Inc. (a)	38,163	883,855
HMS Holdings Corp. (a)	105,312	1,785,039
Omnicell, Inc. (a)	117,798	5,713,203
Quality Systems, Inc. (a)	143,966	1,955,058

		10,796,439

HOTELS, RESTAURANTS & LEISURE — 4.5%
BJ’s Restaurants, Inc.	30,768	1,119,955
Boyd Gaming Corp. (b)	254,346	8,914,827
Dave & Buster’s Entertainment, Inc. (a)	127,533	7,035,996
DineEquity, Inc. (b)	28,528	1,447,225
Marriott Vacations Worldwide Corp.	72,926	9,860,325
Monarch Casino & Resort, Inc. (a)	34,642	1,552,655
Penn National Gaming, Inc. (a)	259,742	8,137,717

See accompanying notes to financial statements.

57

SPDR S&P 600 SMALL CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Ruth’s Hospitality Group, Inc.	88,939	$1,925,529
Scientific Games Corp. Class A (a)	163,842	8,405,095
Shake Shack, Inc. Class A (a) (b)	56,051	2,421,403
Sonic Corp. (b)	65,242	1,792,850
Wingstop, Inc.	91,742	3,576,103

		56,189,680

HOUSEHOLD DURABLES — 3.0%
Cavco Industries, Inc. (a)	26,680	4,071,368
Installed Building Products, Inc. (a)	65,976	5,010,877
iRobot Corp. (a) (b)	86,506	6,635,010
La-Z-Boy, Inc.	75,192	2,345,990
LGI Homes, Inc. (a) (b)	54,718	4,105,492
MDC Holdings, Inc.	71,320	2,273,682
Meritage Homes Corp. (a)	61,436	3,145,523
TopBuild Corp. (a)	110,148	8,342,609
William Lyon Homes Class A (a)	48,745	1,417,505

		37,348,056

HOUSEHOLD PRODUCTS — 0.7%
Central Garden & Pet Co. Class A (a)	109,879	4,143,537
Central Garden & Pet Co. (a)	34,022	1,324,136
WD-40 Co. (b)	24,349	2,873,182

		8,340,855

INDUSTRIAL CONGLOMERATES — 0.3%
Raven Industries, Inc.	112,621	3,868,531

INSURANCE — 1.9%
AMERISAFE, Inc.	22,314	1,374,542
eHealth, Inc. (a)	26,592	461,903
Employers Holdings, Inc.	45,544	2,022,154
ProAssurance Corp.	78,920	4,510,278
RLI Corp.	50,951	3,090,688
Selective Insurance Group, Inc.	115,914	6,804,152
Third Point Reinsurance, Ltd. (a)	273,822	4,011,492
Universal Insurance Holdings, Inc. (b)	63,667	1,741,292

		24,016,501

INTERNET & CATALOG RETAIL — 0.9%
Nutrisystem, Inc.	94,271	4,958,655
PetMed Express, Inc. (b)	63,001	2,866,545

See accompanying notes to financial statements.

58

SPDR S&P 600 SMALL CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Shutterfly, Inc. (a)	61,176	$3,043,506

		10,868,706

INTERNET SOFTWARE & SERVICES — 1.7%
Alarm.com Holdings, Inc. (a)	43,500	1,642,125
LivePerson, Inc. (a)	79,860	918,390
NIC, Inc.	93,153	1,546,340
QuinStreet, Inc. (a)	109,018	913,571
Shutterstock, Inc. (a)	56,173	2,417,124
SPS Commerce, Inc. (a)	52,595	2,555,591
Stamps.com, Inc. (a)	50,356	9,466,928
XO Group, Inc. (a)	73,813	1,362,588

		20,822,657

IT SERVICES — 1.1%
CSG Systems International, Inc.	48,133	2,109,188
ExlService Holdings, Inc. (a)	105,407	6,361,312
TeleTech Holdings, Inc.	43,404	1,747,011
Virtusa Corp. (a)	86,046	3,792,908

		14,010,419

LEISURE EQUIPMENT & PRODUCTS — 0.4%
Callaway Golf Co.	193,598	2,696,820
Nautilus, Inc. (a)	43,197	576,680
Sturm Ruger & Co., Inc.	22,414	1,251,822

		4,525,322

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Cambrex Corp. (a)	63,102	3,028,896
Luminex Corp.	67,611	1,331,937

		4,360,833

MACHINERY — 5.9%
Actuant Corp. Class A	69,478	1,757,793
Alamo Group, Inc.	29,180	3,293,547
Albany International Corp. Class A	90,182	5,541,684
Barnes Group, Inc.	152,663	9,658,988
EnPro Industries, Inc.	66,231	6,193,261
ESCO Technologies, Inc.	49,741	2,996,895
Federal Signal Corp.	95,365	1,915,883
Franklin Electric Co., Inc.	60,303	2,767,908
Harsco Corp. (a)	252,704	4,712,929
Hillenbrand, Inc.	103,021	4,605,039
John Bean Technologies Corp.	97,584	10,812,307
Lindsay Corp.	15,238	1,343,992
Lydall, Inc. (a)	22,627	1,148,320

See accompanying notes to financial statements.

59

SPDR S&P 600 SMALL CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Proto Labs, Inc. (a)	76,811	$7,911,533
Standex International Corp.	19,970	2,033,944
Tennant Co.	22,366	1,624,890
Wabash National Corp.	93,736	2,034,071
Watts Water Technologies, Inc. Class A	35,623	2,705,567

		73,058,551

MEDIA — 0.4%
EW Scripps Co. Class A (a)	91,189	1,425,284
World Wrestling Entertainment, Inc. Class A	123,487	3,776,233

		5,201,517

MULTI-UTILITIES — 0.4%
Avista Corp.	87,068	4,483,131

MULTILINE RETAIL — 0.7%
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	152,308	8,110,401

OIL, GAS & CONSUMABLE FUELS — 0.1%
CONSOL Energy, Inc. (a)	43,506	1,718,922

PAPER & FOREST PRODUCTS — 0.5%
Deltic Timber Corp.	21,592	1,976,748
Neenah Paper, Inc.	23,128	2,096,553
Schweitzer-Mauduit International, Inc.	39,430	1,788,545

		5,861,846

PERSONAL PRODUCTS — 0.4%
Inter Parfums, Inc.	52,464	2,279,561
Medifast, Inc.	32,046	2,237,131

		4,516,692

PHARMACEUTICALS — 4.6%
Amphastar Pharmaceuticals, Inc. (a)	54,144	1,041,731
ANI Pharmaceuticals, Inc. (a)	27,368	1,763,868
Corcept Therapeutics, Inc. (a) (b)	297,100	5,365,626
Depomed, Inc. (a)	82,742	666,073
Impax Laboratories, Inc. (a)	129,090	2,149,348
Innoviva, Inc. (a)	224,486	3,185,456
Lannett Co., Inc. (a) (b)	57,974	1,344,997
Medicines Co. (a) (b)	94,133	2,573,596
Nektar Therapeutics (a)	489,213	29,215,800
Phibro Animal Health Corp. Class A	59,807	2,003,535
Sucampo Pharmaceuticals, Inc. Class A (a)	46,938	842,537

See accompanying notes to financial statements.

60

SPDR S&P 600 SMALL CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Supernus Pharmaceuticals, Inc. (a)	159,169	$6,342,885

		56,495,452

PROFESSIONAL SERVICES — 3.0%
Exponent, Inc.	80,251	5,705,846
Forrester Research, Inc.	18,450	815,490
Insperity, Inc.	115,162	6,604,541
Korn/Ferry International	175,196	7,249,610
On Assignment, Inc. (a)	151,271	9,722,187
WageWorks, Inc. (a)	123,071	7,630,402

		37,728,076

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.5%
Agree Realty Corp. REIT	44,681	2,298,391
American Assets Trust, Inc. REIT	57,013	2,180,177
Chesapeake Lodging Trust REIT	78,962	2,139,080
Easterly Government Properties, Inc. REIT	134,127	2,862,270
EastGroup Properties, Inc. REIT	106,554	9,417,242
LTC Properties, Inc. REIT	64,134	2,793,036
National Storage Affiliates Trust REIT	152,323	4,152,325
PS Business Parks, Inc. REIT	36,259	4,535,638
Ramco-Gershenson Properties Trust REIT	155,216	2,286,332
Retail Opportunity Investments Corp. REIT	173,258	3,456,497
Saul Centers, Inc. REIT	19,501	1,204,187
Summit Hotel Properties, Inc. REIT	207,083	3,153,874
Universal Health Realty Income Trust REIT	38,588	2,898,345

		43,377,394

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
HFF, Inc. Class A	114,887	5,588,104

ROAD & RAIL — 0.5%
Heartland Express, Inc.	59,521	1,389,220
Marten Transport, Ltd.	71,992	1,461,438
Saia, Inc. (a)	55,427	3,921,460

		6,772,118

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.9%
Advanced Energy Industries, Inc. (a)	122,830	8,288,569
Axcelis Technologies, Inc. (a)	96,017	2,755,688
Brooks Automation, Inc.	220,600	5,261,310
Cabot Microelectronics Corp.	78,580	7,392,807
CEVA, Inc. (a)	67,092	3,096,296
Cohu, Inc.	86,400	1,896,480
Kopin Corp. (a) (b)	119,335	381,872

See accompanying notes to financial statements.

61

SPDR S&P 600 SMALL CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Kulicke & Soffa Industries, Inc. (a)	219,546	$5,342,652
MaxLinear, Inc. (a)	191,233	5,052,376
Nanometrics, Inc. (a)	54,784	1,365,217
PDF Solutions, Inc. (a) (b)	31,879	500,500
Power Integrations, Inc.	58,873	4,330,109
Rambus, Inc. (a)	344,737	4,902,160
Rudolph Technologies, Inc. (a)	96,529	2,307,043
Semtech Corp. (a)	131,087	4,483,175
SolarEdge Technologies, Inc. (a)	62,966	2,364,373
Xperi Corp.	57,254	1,396,998

		61,117,625

SOFTWARE — 2.5%
8x8, Inc. (a)	151,742	2,139,562
Agilysys, Inc. (a)	22,924	281,507
Barracuda Networks, Inc. (a)	128,549	3,535,097
Bottomline Technologies de, Inc. (a)	110,880	3,845,318
Ebix, Inc. (b)	69,091	5,475,462
MicroStrategy, Inc. Class A (a)	14,142	1,856,845
Monotype Imaging Holdings, Inc.	79,039	1,904,840
Progress Software Corp.	148,505	6,321,858
Qualys, Inc. (a)	99,000	5,875,650

		31,236,139

SPECIALTY RETAIL — 2.8%
Children’s Place, Inc. (b)	37,336	5,426,788
Five Below, Inc. (a)	170,628	11,316,049
Lithia Motors, Inc. Class A	38,494	4,372,533
Lumber Liquidators Holdings, Inc. (a) (b)	50,534	1,586,262
RH (a) (b)	58,964	5,083,286
Sleep Number Corp. (a)	125,115	4,703,073
Tailored Brands, Inc.	77,590	1,693,790

		34,181,781

TEXTILES,APPAREL & LUXURY GOODS — 0.5%
Crocs, Inc. (a)	140,502	1,775,945
Steven Madden, Ltd. (a)	95,362	4,453,406

		6,229,351

THRIFTS & MORTGAGE FINANCE — 2.2%
Bank Mutual Corp.	64,713	689,193
BofI Holding, Inc. (a) (b)	175,747	5,254,835
Dime Community Bancshares, Inc.	39,436	826,184
LendingTree, Inc. (a)	23,350	7,949,508
Meta Financial Group, Inc.	27,816	2,577,152

See accompanying notes to financial statements.

62

SPDR S&P 600 SMALL CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
NMI Holdings, Inc. Class A (a)	163,248	$2,775,216
Northfield Bancorp., Inc.	86,531	1,477,950
TrustCo Bank Corp. NY	135,127	1,243,168
Walker & Dunlop, Inc. (a)	88,959	4,225,553

		27,018,759

WATER UTILITIES — 0.7%
American States Water Co.	72,760	4,213,532
California Water Service Group	96,520	4,377,182

		8,590,714

TOTAL COMMON STOCKS (Cost $1,016,037,403)		1,235,797,043

SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e)	1,056,700	1,056,700
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	39,773,747	39,773,747

TOTAL SHORT-TERM INVESTMENTS (Cost $40,830,447)		40,830,447

TOTAL INVESTMENTS — 103.0% (Cost $1,056,867,850)		1,276,627,490

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(37,330,052)

NET ASSETS — 100.0%		$1,239,297,438

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

63

SPDR S&P 600 SMALL CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$29,471,928	$—	$—	$29,471,928
Air Freight & Logistics	5,360,645	—	—	5,360,645
Airlines	3,610,782	—	—	3,610,782
Auto Components	19,731,852	—	—	19,731,852
Automobiles	5,049,703	—	—	5,049,703
Banks	70,423,782	—	—	70,423,782
Beverages	3,061,428	—	—	3,061,428
Biotechnology	41,531,769	—	—	41,531,769
Building Products	42,118,485	—	—	42,118,485
Capital Markets	17,531,824	—	—	17,531,824
Chemicals	37,204,358	—	—	37,204,358
Commercial Services & Supplies	36,318,382	—	—	36,318,382
Communications Equipment	16,575,936	—	—	16,575,936
Construction & Engineering	5,085,312	—	—	5,085,312
Construction Materials	4,117,839	—	—	4,117,839
Consumer Finance	20,178,272	—	—	20,178,272
Containers & Packaging	836,433	—	—	836,433
Diversified Consumer Services	4,711,214	—	—	4,711,214
Diversified Telecommunication Services	14,345,216	—	—	14,345,216
Electric Utilities	9,858,385	—	—	9,858,385
Electrical Equipment	1,038,667	—	—	1,038,667
Electronic Equipment, Instruments & Components	42,922,378	—	—	42,922,378
Energy Equipment & Services	211,602	—	—	211,602
Equity Real Estate Investment Trusts (REITS)	18,648,888	—	—	18,648,888
Food Products	22,631,197	—	—	22,631,197
Gas Utilities	5,751,648	—	—	5,751,648
Health Care Equipment & Supplies	87,974,749	—	—	87,974,749
Health Care Providers & Services	53,059,797	—	—	53,059,797
Health Care Technology	10,796,439	—	—	10,796,439
Hotels, Restaurants & Leisure	56,189,680	—	—	56,189,680
Household Durables	37,348,056	—	—	37,348,056
Household Products	8,340,855	—	—	8,340,855
Industrial Conglomerates	3,868,531	—	—	3,868,531
Insurance	24,016,501	—	—	24,016,501

See accompanying notes to financial statements.

64

SPDR S&P 600 SMALL CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Internet & Catalog Retail	$10,868,706	$—	$—	$10,868,706
Internet Software & Services	20,822,657	—	—	20,822,657
IT Services	14,010,419	—	—	14,010,419
Leisure Equipment & Products	4,525,322	—	—	4,525,322
Life Sciences Tools & Services	4,360,833	—	—	4,360,833
Machinery	73,058,551	—	—	73,058,551
Media	5,201,517	—	—	5,201,517
Multi-Utilities	4,483,131	—	—	4,483,131
Multiline Retail	8,110,401	—	—	8,110,401
Oil, Gas & Consumable Fuels	1,718,922	—	—	1,718,922
Paper & Forest Products	5,861,846	—	—	5,861,846
Personal Products	4,516,692	—	—	4,516,692
Pharmaceuticals	56,495,452	—	—	56,495,452
Professional Services	37,728,076	—	—	37,728,076
Real Estate Investment Trusts (REITs)	43,377,394	—	—	43,377,394
Real Estate Management & Development	5,588,104	—	—	5,588,104
Road & Rail	6,772,118	—	—	6,772,118
Semiconductors & Semiconductor Equipment	61,117,625	—	—	61,117,625
Software	31,236,139	—	—	31,236,139
Specialty Retail	34,181,781	—	—	34,181,781
Textiles, Apparel & Luxury Goods	6,229,351	—	—	6,229,351
Thrifts & Mortgage Finance	27,018,759	—	—	27,018,759
Water Utilities	8,590,714	—	—	8,590,714
Short-Term Investments	40,830,447	—	—	40,830,447

TOTAL INVESTMENTS	$1,276,627,490	$—	$—	$1,276,627,490

See accompanying notes to financial statements.

65

SPDR S&P 600 SMALL CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,598,792	$1,598,792	$82,291,427	$82,833,519	$—	$—	1,056,700	$1,056,700	$20,888
State Street Navigator Securities Lending Government Money Market Portfolio	24,444,615	24,444,615	102,493,507	87,164,375	—	—	39,773,747	39,773,747	319,033

Total		$26,043,407	$184,784,934	$169,997,894	$—	$—		$40,830,447	$339,921

See accompanying notes to financial statements.

66

SPDR S&P 600 SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.5%
AAR Corp.	94,487	$3,712,394
Cubic Corp.	36,667	2,161,520
Engility Holdings, Inc. (a)	50,614	1,435,919
Moog, Inc. Class A (a)	50,238	4,363,170
National Presto Industries, Inc.	14,350	1,427,108
Triumph Group, Inc.	145,721	3,963,611

		17,063,722

AIR FREIGHT & LOGISTICS — 1.0%
Atlas Air Worldwide Holdings, Inc. (a)	74,172	4,350,188
Echo Global Logistics, Inc. (a)	75,193	2,105,404
Hub Group, Inc. Class A (a)	98,090	4,698,511

		11,154,103

AIRLINES — 1.5%
Allegiant Travel Co. (b)	14,740	2,281,015
Hawaiian Holdings, Inc.	153,316	6,109,643
SkyWest, Inc.	151,192	8,028,295

		16,418,953

AUTO COMPONENTS — 1.7%
American Axle & Manufacturing Holdings, Inc. (a)	290,062	4,939,756
Cooper-Standard Holdings, Inc. (a)	46,184	5,657,540
Dorman Products, Inc. (a)	42,212	2,580,842
Gentherm, Inc. (a)	58,932	1,871,091
Motorcar Parts of America, Inc. (a)	28,398	709,666
Standard Motor Products, Inc.	58,397	2,622,609
Superior Industries International, Inc.	66,387	985,847

		19,367,351

BANKS — 9.4%
Ameris Bancorp	42,746	2,060,357
Banc of California, Inc. (b)	56,156	1,159,621
Banner Corp.	53,661	2,957,794
Boston Private Financial Holdings, Inc.	247,338	3,821,372
Brookline Bancorp, Inc.	125,265	1,966,661
Central Pacific Financial Corp.	33,730	1,006,166
City Holding Co.	23,326	1,573,805
Columbia Banking System, Inc.	107,001	4,648,123
Community Bank System, Inc.	147,628	7,935,005
Customers Bancorp, Inc. (a)	42,320	1,099,897
CVB Financial Corp. (b)	138,725	3,268,361
Fidelity Southern Corp.	63,083	1,375,209

See accompanying notes to financial statements.

67

SPDR S&P 600 SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
First BanCorp (a)	520,920	$2,656,692
First Commonwealth Financial Corp.	111,764	1,600,461
First Financial Bancorp	96,069	2,531,418
First Financial Bankshares, Inc. (b)	79,860	3,597,693
First Midwest Bancorp, Inc.	299,864	7,199,735
Glacier Bancorp, Inc.	96,270	3,792,075
Great Western Bancorp, Inc.	171,789	6,837,202
Hanmi Financial Corp.	42,750	1,297,463
Hope Bancorp, Inc.	375,826	6,858,825
Independent Bank Corp.	38,589	2,695,442
NBT Bancorp, Inc.	127,505	4,692,184
OFG Bancorp	126,045	1,184,823
Old National Bancorp	390,663	6,817,069
Opus Bank (a)	49,452	1,350,040
S&T Bancorp, Inc.	52,125	2,075,096
Simmons First National Corp. Class A	113,992	6,508,943
Southside Bancshares, Inc.	79,130	2,665,098
Tompkins Financial Corp.	19,840	1,613,984
United Community Banks, Inc.	96,740	2,722,264
Westamerica Bancorporation (b)	43,029	2,562,377

		104,131,255

BIOTECHNOLOGY — 0.7%
Acorda Therapeutics, Inc. (a)	134,106	2,876,574
AMAG Pharmaceuticals, Inc. (a)	101,410	1,343,682
Cytokinetics, Inc. (a)	87,190	710,599
Progenics Pharmaceuticals, Inc. (a) (b)	124,952	743,464
Spectrum Pharmaceuticals, Inc. (a)	88,347	1,674,176

		7,348,495

BUILDING PRODUCTS — 1.1%
AAON, Inc.	44,020	1,615,534
Apogee Enterprises, Inc. (b)	37,003	1,692,147
Gibraltar Industries, Inc. (a)	90,902	2,999,766
Griffon Corp.	44,230	900,081
Insteel Industries, Inc.	51,870	1,468,958
Quanex Building Products Corp.	38,822	908,435
Universal Forest Products, Inc.	84,237	3,168,996

		12,753,917

CAPITAL MARKETS — 1.9%
Donnelley Financial Solutions, Inc. (a)	96,695	1,884,586
Financial Engines, Inc.	99,911	3,027,303
Greenhill & Co., Inc. (b)	70,019	1,365,371
INTL. FCStone, Inc. (a)	44,569	1,895,520

See accompanying notes to financial statements.

68

SPDR S&P 600 SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Investment Technology Group, Inc.	94,831	$1,825,497
Piper Jaffray Cos.	21,640	1,866,450
Virtus Investment Partners, Inc.	20,498	2,358,295
Waddell & Reed Financial, Inc. Class A (b)	243,919	5,449,150
WisdomTree Investments, Inc.	151,710	1,903,960

		21,576,132

CHEMICALS — 3.0%
A Schulman, Inc.	84,415	3,144,459
AdvanSix, Inc. (a)	41,014	1,725,459
American Vanguard Corp.	22,579	443,677
Balchem Corp.	37,652	3,034,751
Calgon Carbon Corp.	72,898	1,552,727
Flotek Industries, Inc. (a)	162,944	759,319
FutureFuel Corp.	72,784	1,025,527
Hawkins, Inc.	27,191	957,123
HB Fuller Co.	79,708	4,293,870
Innophos Holdings, Inc.	56,020	2,617,815
Innospec, Inc.	35,312	2,493,027
LSB Industries, Inc. (a)	57,882	507,046
Quaker Chemical Corp.	14,850	2,239,232
Rayonier Advanced Materials, Inc.	148,498	3,036,784
Stepan Co.	57,949	4,576,233
Tredegar Corp.	72,911	1,399,891

		33,806,940

COMMERCIAL SERVICES & SUPPLIES — 3.0%
ABM Industries, Inc.	161,806	6,103,322
Brady Corp. Class A	75,731	2,870,205
Essendant, Inc.	107,877	1,000,020
LSC Communications, Inc.	100,117	1,516,773
Matthews International Corp. Class A	94,139	4,970,539
Mobile Mini, Inc.	54,645	1,885,252
Multi-Color Corp.	21,936	1,641,910
RR Donnelley & Sons Co. (b)	138,574	1,288,738
Team, Inc. (a) (b)	85,761	1,277,839
Tetra Tech, Inc.	73,720	3,549,618
UniFirst Corp.	23,628	3,896,257
US Ecology, Inc.	23,760	1,211,760
Viad Corp.	28,110	1,557,294

		32,769,527

COMMUNICATIONS EQUIPMENT — 1.6%
ADTRAN, Inc.	67,659	1,309,202
Comtech Telecommunications Corp.	67,770	1,499,072

See accompanying notes to financial statements.

69

SPDR S&P 600 SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Digi International, Inc. (a)	76,519	$730,757
Harmonic, Inc. (a)	234,062	983,060
Lumentum Holdings, Inc. (a) (b)	90,786	4,439,435
NETGEAR, Inc. (a)	92,174	5,415,223
Oclaro, Inc. (a)	217,872	1,468,457
Viavi Solutions, Inc. (a)	247,853	2,166,235

		18,011,441

CONSTRUCTION & ENGINEERING — 0.4%
Aegion Corp. (a)	93,251	2,371,373
MYR Group, Inc. (a)	47,200	1,686,456
Orion Group Holdings, Inc. (a)	80,830	632,899

		4,690,728

CONSUMER FINANCE — 0.9%
Encore Capital Group, Inc. (a) (b)	27,842	1,172,148
Enova International, Inc. (a)	95,969	1,458,729
EZCORP, Inc. Class A (a)	147,481	1,799,268
PRA Group, Inc. (a) (b)	132,345	4,393,854
World Acceptance Corp. (a)	16,941	1,367,478

		10,191,477

CONTAINERS & PACKAGING — 0.0% (c)
Myers Industries, Inc.	22,614	440,973

DISTRIBUTORS — 0.4%
Core-Mark Holding Co., Inc.	135,523	4,279,816

DIVERSIFIED CONSUMER SERVICES — 0.5%
American Public Education, Inc. (a)	46,617	1,167,756
Capella Education Co.	17,720	1,371,528
Career Education Corp. (a)	67,812	819,169
Regis Corp. (a)	100,207	1,539,180
Strayer Education, Inc.	11,221	1,005,177

		5,902,810

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
ATN International, Inc.	31,281	1,728,588
Cincinnati Bell, Inc. (a)	120,964	2,522,099
Consolidated Communications Holdings, Inc.	184,919	2,254,163
Frontier Communications Corp. (b)	225,253	1,522,710
General Communication, Inc. Class A (a)	28,843	1,125,454
Iridium Communications, Inc. (a) (b)	238,815	2,818,017

		11,971,031

ELECTRIC UTILITIES — 0.8%
ALLETE, Inc.	71,412	5,310,196

See accompanying notes to financial statements.

70

SPDR S&P 600 SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
El Paso Electric Co.	54,725	$3,029,029

		8,339,225

ELECTRICAL EQUIPMENT — 1.1%
AZZ, Inc.	76,311	3,899,492
Encore Wire Corp.	59,709	2,904,843
General Cable Corp.	146,554	4,337,998
Powell Industries, Inc.	24,935	714,388

		11,856,721

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.6%
Anixter International, Inc. (a)	84,602	6,429,752
Badger Meter, Inc.	30,020	1,434,956
Bel Fuse, Inc. Class B	28,265	711,571
Benchmark Electronics, Inc. (a)	145,810	4,243,071
CTS Corp.	44,440	1,144,330
Daktronics, Inc.	111,757	1,020,341
ePlus, Inc. (a)	13,015	978,728
Fabrinet (a)	110,672	3,176,286
FARO Technologies, Inc. (a)	16,777	788,519
Insight Enterprises, Inc. (a)	105,026	4,021,446
Itron, Inc. (a)	60,912	4,154,198
Methode Electronics, Inc.	55,678	2,232,688
MTS Systems Corp.	50,998	2,738,593
OSI Systems, Inc. (a)	25,570	1,646,197
Park Electrochemical Corp.	33,818	664,524
Plexus Corp. (a)	98,135	5,958,757
Sanmina Corp. (a)	210,419	6,943,827
ScanSource, Inc. (a)	73,103	2,617,087

		50,904,871

ENERGY EQUIPMENT & SERVICES — 3.9%
Archrock, Inc.	203,574	2,137,527
Bristow Group, Inc. (b)	92,255	1,242,675
CARBO Ceramics, Inc. (a) (b)	43,467	442,494
Era Group, Inc. (a)	57,972	623,199
Exterran Corp. (a)	91,368	2,872,610
Geospace Technologies Corp. (a)	38,534	499,786
Gulf Island Fabrication, Inc.	38,844	521,481
Helix Energy Solutions Group, Inc. (a)	398,203	3,002,451
Matrix Service Co. (a)	76,734	1,365,865
McDermott International, Inc. (a)	829,957	5,461,117
Newpark Resources, Inc. (a)	246,203	2,117,346
Noble Corp. PLC (a) (b)	702,541	3,175,485

See accompanying notes to financial statements.

71

SPDR S&P 600 SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Oil States International, Inc. (a)	150,025	$4,245,707
Pioneer Energy Services Corp. (a)	222,950	679,998
SEACOR Holdings, Inc. (a)	48,114	2,223,829
TETRA Technologies, Inc. (a)	332,367	1,419,207
Unit Corp. (a)	151,669	3,336,718
US Silica Holdings, Inc. (b)	236,836	7,711,380

		43,078,875

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.3%
Armada Hoffler Properties, Inc. REIT	55,375	859,974
CareTrust REIT, Inc.	89,210	1,495,160
Chatham Lodging Trust REIT	130,099	2,961,053
Community Healthcare Trust, Inc. REIT	25,776	724,306
Getty Realty Corp. REIT	43,380	1,178,201
Government Properties Income Trust REIT	290,074	5,377,972
Urstadt Biddle Properties, Inc. Class A REIT	51,130	1,111,566
Whitestone REIT (b)	61,896	891,921

		14,600,153

FOOD & STAPLES RETAILING — 0.7%
Andersons, Inc.	75,624	2,355,688
SpartanNash Co.	106,070	2,829,947
SUPERVALU, Inc. (a)	109,985	2,375,676

		7,561,311

FOOD PRODUCTS — 1.4%
B&G Foods, Inc. (b)	70,540	2,479,481
Bob Evans Farms, Inc.	23,603	1,860,388
Cal-Maine Foods, Inc. (a) (b)	49,560	2,202,942
Darling Ingredients, Inc. (a)	237,049	4,297,698
J&J Snack Foods Corp.	15,809	2,400,281
John B Sanfilippo & Son, Inc.	24,998	1,581,124
Seneca Foods Corp. Class A (a)	19,392	596,304

		15,418,218

GAS UTILITIES — 1.6%
Northwest Natural Gas Co.	46,095	2,749,567
South Jersey Industries, Inc.	130,610	4,078,950
Spire, Inc.	140,513	10,559,552

		17,388,069

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Abaxis, Inc.	27,298	1,351,797
Analogic Corp.	22,228	1,861,595
AngioDynamics, Inc. (a)	105,315	1,751,388

See accompanying notes to financial statements.

72

SPDR S&P 600 SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Anika Therapeutics, Inc. (a)	18,088	$975,124
CONMED Corp.	37,102	1,891,089
CryoLife, Inc. (a)	51,766	991,319
Haemonetics Corp. (a)	56,073	3,256,720
Integra LifeSciences Holdings Corp. (a) (b)	70,979	3,397,055
Invacare Corp. (b)	94,167	1,586,714
Meridian Bioscience, Inc.	71,400	999,600
Natus Medical, Inc. (a)	42,863	1,637,367
Tactile Systems Technology, Inc. (a) (b)	17,857	517,496
Varex Imaging Corp. (a)	49,536	1,989,861

		22,207,125

HEALTH CARE PROVIDERS & SERVICES — 1.9%
Aceto Corp.	86,330	891,789
Almost Family, Inc. (a)	15,547	860,526
Community Health Systems, Inc. (a) (b)	329,067	1,401,825
Cross Country Healthcare, Inc. (a)	104,590	1,334,568
Diplomat Pharmacy, Inc. (a)	138,223	2,774,136
Ensign Group, Inc.	62,033	1,377,133
Kindred Healthcare, Inc.	249,614	2,421,256
Magellan Health, Inc. (a)	70,167	6,774,624
Quorum Health Corp. (a)	81,397	507,917
Select Medical Holdings Corp. (a)	131,990	2,329,624
US Physical Therapy, Inc.	12,620	911,164

		21,584,562

HEALTH CARE TECHNOLOGY — 0.3%
Computer Programs & Systems, Inc. (b)	17,584	528,399
HealthStream, Inc. (a)	37,340	864,794
HMS Holdings Corp. (a)	142,246	2,411,070

		3,804,263

HOTELS, RESTAURANTS & LEISURE — 1.3%
Belmond, Ltd. Class A (a)	240,682	2,948,354
Biglari Holdings, Inc. (a)	2,907	1,204,661
BJ’s Restaurants, Inc.	22,663	824,933
Chuy’s Holdings, Inc. (a)	48,480	1,359,864
DineEquity, Inc. (b)	26,297	1,334,047
El Pollo Loco Holdings, Inc. (a)	62,092	614,711
Fiesta Restaurant Group, Inc. (a) (b)	77,642	1,475,198
Marcus Corp.	55,160	1,508,626
Red Robin Gourmet Burgers, Inc. (a) (b)	37,059	2,090,128

See accompanying notes to financial statements.

73

SPDR S&P 600 SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Sonic Corp. (b)	53,660	$1,474,577

		14,835,099

HOUSEHOLD DURABLES — 1.3%
Ethan Allen Interiors, Inc.	72,494	2,073,328
La-Z-Boy, Inc.	67,752	2,113,862
M/I Homes, Inc. (a)	78,914	2,714,642
MDC Holdings, Inc.	61,798	1,970,120
Meritage Homes Corp. (a)	51,071	2,614,835
Universal Electronics, Inc. (a)	41,050	1,939,613
William Lyon Homes Class A (a)	36,962	1,074,855

		14,501,255

HOUSEHOLD PRODUCTS — 0.2%
WD-40 Co. (b)	17,472	2,061,696

INSURANCE — 4.5%
American Equity Investment Life Holding Co.	259,853	7,985,283
AMERISAFE, Inc.	34,227	2,108,383
eHealth, Inc. (a)	22,096	383,808
Employers Holdings, Inc.	50,192	2,228,525
HCI Group, Inc.	22,753	680,315
Horace Mann Educators Corp.	118,985	5,247,238
Infinity Property & Casualty Corp.	32,101	3,402,706
Maiden Holdings, Ltd.	199,006	1,313,440
Navigators Group, Inc.	64,355	3,134,088
ProAssurance Corp.	82,800	4,732,020
RLI Corp.	64,932	3,938,775
Safety Insurance Group, Inc.	44,760	3,598,704
Selective Insurance Group, Inc.	61,775	3,626,192
Stewart Information Services Corp.	68,096	2,880,461
United Fire Group, Inc.	60,614	2,762,786
United Insurance Holdings Corp. (b)	58,866	1,015,439
Universal Insurance Holdings, Inc.	32,140	879,029

		49,917,192

INTERNET & CATALOG RETAIL — 0.2%
FTD Cos., Inc. (a)	48,174	346,371
Shutterfly, Inc. (a)	36,700	1,825,825

		2,172,196

INTERNET SOFTWARE & SERVICES — 0.7%
Alarm.com Holdings, Inc. (a)	32,900	1,241,975
Blucora, Inc. (a)	132,245	2,922,614
DHI Group, Inc. (a)	162,819	309,356
Liquidity Services, Inc. (a)	73,185	354,947

See accompanying notes to financial statements.

74

SPDR S&P 600 SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
LivePerson, Inc. (a)	80,105	$921,208
NIC, Inc.	102,676	1,704,422

		7,454,522

IT SERVICES — 2.1%
CACI International, Inc. Class A (a)	71,742	9,495,054
Cardtronics PLC Class A (a)	131,002	2,426,157
CSG Systems International, Inc.	50,966	2,233,330
ManTech International Corp. Class A	75,776	3,803,197
Perficient, Inc. (a)	100,149	1,909,841
Sykes Enterprises, Inc. (a)	117,268	3,688,079

		23,555,658

LEISURE EQUIPMENT & PRODUCTS — 0.5%
Callaway Golf Co.	89,450	1,246,039
Nautilus, Inc. (a)	47,524	634,445
Sturm Ruger & Co., Inc.	28,972	1,618,086
Vista Outdoor, Inc. (a)	164,435	2,395,818

		5,894,388

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Cambrex Corp. (a)	35,112	1,685,376
Luminex Corp.	54,092	1,065,612

		2,750,988

MACHINERY — 5.4%
Actuant Corp. Class A	106,357	2,690,832
Astec Industries, Inc.	54,942	3,214,107
Briggs & Stratton Corp.	122,914	3,118,328
Chart Industries, Inc. (a)	90,341	4,233,379
CIRCOR International, Inc.	47,319	2,303,489
ESCO Technologies, Inc.	27,370	1,649,043
Federal Signal Corp.	82,568	1,658,791
Franklin Electric Co., Inc.	54,372	2,495,675
Greenbrier Cos., Inc. (b)	84,213	4,488,553
Hillenbrand, Inc.	88,805	3,969,583
Lindsay Corp.	16,482	1,453,712
Lydall, Inc. (a)	28,210	1,431,658
Mueller Industries, Inc.	169,000	5,987,670
SPX Corp. (a)	125,110	3,927,203
SPX FLOW, Inc. (a)	123,650	5,879,557
Standex International Corp.	18,018	1,835,133
Tennant Co.	30,170	2,191,851
Titan International, Inc.	142,174	1,831,201
Wabash National Corp. (b)	81,187	1,761,758

See accompanying notes to financial statements.

75

SPDR S&P 600 SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Watts Water Technologies, Inc. Class A	47,383	$3,598,739

		59,720,262

MARINE — 0.3%
Matson, Inc.	124,784	3,723,555

MEDIA — 1.4%
EW Scripps Co. Class A (a)	72,967	1,140,474
Gannett Co., Inc.	328,324	3,805,275
New Media Investment Group, Inc.	152,686	2,562,071
Scholastic Corp.	79,455	3,186,940
Time, Inc.	291,390	5,376,146

		16,070,906

METALS & MINING — 2.0%
AK Steel Holding Corp. (a) (b)	921,968	5,218,339
Century Aluminum Co. (a)	142,792	2,804,435
Haynes International, Inc.	35,924	1,151,364
Kaiser Aluminum Corp.	49,493	5,288,327
Materion Corp.	57,447	2,791,924
Olympic Steel, Inc.	26,145	561,856
SunCoke Energy, Inc. (a)	184,451	2,211,568
TimkenSteel Corp. (a) (b)	111,991	1,701,143

		21,728,956

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.2%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	285,212	5,262,161
Capstead Mortgage Corp. REIT	275,593	2,383,880
Invesco Mortgage Capital, Inc. REIT (b)	326,094	5,814,256

		13,460,297

MULTI-UTILITIES — 0.5%
Avista Corp.	107,400	5,530,026

MULTILINE RETAIL — 0.3%
Fred’s, Inc. Class A (b)	102,639	415,688
JC Penney Co., Inc. (a) (b)	892,240	2,819,478

		3,235,166

OIL, GAS & CONSUMABLE FUELS — 2.9%
Bill Barrett Corp. (a)	281,917	1,446,234
Carrizo Oil & Gas, Inc. (a) (b)	226,974	4,830,007
Cloud Peak Energy, Inc. (a)	215,231	957,778
CONSOL Energy, Inc. (a)	33,433	1,320,938
Denbury Resources, Inc. (a) (b)	1,153,402	2,549,018
Green Plains, Inc.	110,923	1,869,053

See accompanying notes to financial statements.

76

SPDR S&P 600 SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Par Pacific Holdings, Inc. (a)	72,246	$1,392,903
PDC Energy, Inc. (a)	191,999	9,895,628
REX American Resources Corp. (a)	16,622	1,376,135
SRC Energy, Inc. (a) (b)	705,830	6,020,730

		31,658,424

PAPER & FOREST PRODUCTS — 1.9%
Boise Cascade Co.	112,964	4,507,263
Clearwater Paper Corp. (a)	47,099	2,138,295
Deltic Timber Corp.	10,918	999,543
KapStone Paper and Packaging Corp.	255,269	5,792,054
Neenah Paper, Inc.	26,539	2,405,760
PH Glatfelter Co.	125,045	2,680,965
Schweitzer-Mauduit International, Inc.	51,126	2,319,075

		20,842,955

PHARMACEUTICALS — 0.7%
Amphastar Pharmaceuticals, Inc. (a)	50,726	975,968
Depomed, Inc. (a)	110,147	886,683
Impax Laboratories, Inc. (a)	91,402	1,521,843
Lannett Co., Inc. (a) (b)	31,935	740,892
Medicines Co. (a) (b)	95,678	2,615,837
Sucampo Pharmaceuticals, Inc. Class A (a) (b)	28,210	506,370

		7,247,593

PROFESSIONAL SERVICES — 1.5%
Forrester Research, Inc.	11,030	487,526
FTI Consulting, Inc. (a)	111,157	4,775,305
Heidrick & Struggles International, Inc.	53,902	1,323,294
Kelly Services, Inc. Class A	87,300	2,380,671
Navigant Consulting, Inc. (a)	131,740	2,557,073
Resources Connection, Inc.	81,250	1,255,313
TrueBlue, Inc. (a)	121,707	3,346,942

		16,126,124

REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.0%
Acadia Realty Trust REIT	244,424	6,687,441
Agree Realty Corp. REIT	41,900	2,155,336
American Assets Trust, Inc. REIT	65,442	2,502,502
ARMOUR Residential REIT, Inc. (b)	123,337	3,172,228
CBL & Associates Properties, Inc. REIT (b)	490,733	2,777,549
Cedar Realty Trust, Inc. REIT	233,049	1,416,938
Chesapeake Lodging Trust REIT	98,271	2,662,161
DiamondRock Hospitality Co. REIT	584,967	6,604,277
Franklin Street Properties Corp. REIT	315,589	3,389,426

See accompanying notes to financial statements.

77

SPDR S&P 600 SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Hersha Hospitality Trust REIT	112,183	$1,951,984
Independence Realty Trust, Inc. REIT	239,511	2,416,666
Kite Realty Group Trust REIT	244,863	4,799,315
LTC Properties, Inc. REIT	53,319	2,322,042
Pennsylvania Real Estate Investment Trust (b)	200,544	2,384,468
PS Business Parks, Inc. REIT	23,971	2,998,532
Ramco-Gershenson Properties Trust REIT	81,922	1,206,711
Retail Opportunity Investments Corp. REIT	157,343	3,138,993
Saul Centers, Inc. REIT	16,257	1,003,870
Summit Hotel Properties, Inc. REIT	104,590	1,592,906

		55,183,345

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
RE/MAX Holdings, Inc. Class A	50,770	2,462,345

ROAD & RAIL — 0.7%
ArcBest Corp.	73,505	2,627,804
Heartland Express, Inc.	87,484	2,041,876
Marten Transport, Ltd.	46,562	945,209
Roadrunner Transportation Systems, Inc. (a)	90,171	695,218
Saia, Inc. (a)	22,697	1,605,813

		7,915,920

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Diodes, Inc. (a)	113,452	3,252,669
DSP Group, Inc. (a)	64,037	800,463
Kopin Corp. (a) (b)	63,055	201,776
Nanometrics, Inc. (a)	22,060	549,735
PDF Solutions, Inc. (a) (b)	48,824	766,537
Photronics, Inc. (a)	197,690	1,685,307
Power Integrations, Inc.	31,506	2,317,266
Semtech Corp. (a)	70,216	2,401,387
SolarEdge Technologies, Inc. (a)	44,606	1,674,955
Veeco Instruments, Inc. (a)	138,520	2,057,022
Xperi Corp.	87,720	2,140,368

		17,847,485

SOFTWARE — 1.2%
8x8, Inc. (a)	121,346	1,710,979
Agilysys, Inc. (a)	22,410	275,195
MicroStrategy, Inc. Class A (a)	13,727	1,802,355
Monotype Imaging Holdings, Inc.	45,472	1,095,875
Synchronoss Technologies, Inc. (a) (b)	125,380	1,120,897
TiVo Corp.	357,342	5,574,535

See accompanying notes to financial statements.

78

SPDR S&P 600 SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
VASCO Data Security International, Inc. (a)	86,390	$1,200,821

		12,780,657

SPECIALTY RETAIL — 5.7%
Abercrombie & Fitch Co. Class A	200,157	3,488,737
Asbury Automotive Group, Inc. (a)	54,575	3,492,800
Ascena Retail Group, Inc. (a)	489,119	1,149,430
Barnes & Noble Education, Inc. (a)	106,614	878,499
Barnes & Noble, Inc.	162,599	1,089,413
Big 5 Sporting Goods Corp. (b)	57,798	439,265
Buckle, Inc. (b)	81,302	1,930,922
Caleres, Inc.	126,154	4,223,636
Cato Corp. Class A	66,778	1,063,106
Chico’s FAS, Inc.	366,581	3,233,244
Children’s Place, Inc. (b)	15,490	2,251,471
DSW, Inc. Class A	211,882	4,536,394
Express, Inc. (a)	226,008	2,293,981
Finish Line, Inc. Class A	115,266	1,674,815
Francesca’s Holdings Corp. (a)	105,332	769,977
Genesco, Inc. (a)	57,123	1,856,498
Group 1 Automotive, Inc.	57,518	4,082,052
Guess?, Inc. (b)	171,919	2,901,993
Haverty Furniture Cos., Inc.	55,700	1,261,605
Hibbett Sports, Inc. (a) (b)	58,786	1,199,234
Kirkland’s, Inc. (a)	45,896	549,146
Lithia Motors, Inc. Class A	34,552	3,924,762
Lumber Liquidators Holdings, Inc. (a) (b)	34,297	1,076,583
MarineMax, Inc. (a)	67,946	1,284,179
Monro, Inc. (b)	95,992	5,466,744
Rent-A-Center, Inc. (b)	152,908	1,697,279
Shoe Carnival, Inc.	32,677	874,110
Sonic Automotive, Inc. Class A (b)	70,591	1,302,404
Tailored Brands, Inc.	69,095	1,508,344
Tile Shop Holdings, Inc.	98,752	948,019
Vitamin Shoppe, Inc. (a)	68,739	302,452
Zumiez, Inc. (a)	52,080	1,084,566

		63,835,660

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.8%
Cray, Inc. (a)	115,940	2,805,748
Electronics For Imaging, Inc. (a)	134,179	3,962,306

See accompanying notes to financial statements.

79

SPDR S&P 600 SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Super Micro Computer, Inc. (a)	108,924	$2,279,235

		9,047,289

TEXTILES, APPAREL & LUXURY GOODS — 2.4%
Crocs, Inc. (a)	67,932	858,660
Fossil Group, Inc. (a) (b)	123,858	962,377
G-III Apparel Group, Ltd. (a)	121,609	4,486,156
Movado Group, Inc.	44,384	1,429,165
Oxford Industries, Inc.	49,479	3,720,326
Perry Ellis International, Inc. (a)	36,026	902,091
Steven Madden, Ltd. (a)	66,727	3,116,151
Unifi, Inc. (a)	48,696	1,746,725
Vera Bradley, Inc. (a)	54,704	666,295
Wolverine World Wide, Inc.	278,987	8,894,106

		26,782,052

THRIFTS & MORTGAGE FINANCE — 1.6%
Bank Mutual Corp.	63,341	674,582
Dime Community Bancshares, Inc.	51,072	1,069,958
HomeStreet, Inc. (a)	77,150	2,233,492
Northfield Bancorp, Inc.	51,972	887,682
Northwest Bancshares, Inc.	300,469	5,026,846
Oritani Financial Corp.	112,785	1,849,674
Provident Financial Services, Inc.	177,149	4,777,709
TrustCo Bank Corp. NY	156,030	1,435,476

		17,955,419

TOBACCO — 0.4%
Universal Corp.	73,725	3,870,562

TRADING COMPANIES & DISTRIBUTORS — 1.3%
Applied Industrial Technologies, Inc.	113,243	7,711,848
DXP Enterprises, Inc. (a)	45,382	1,341,946
Kaman Corp.	81,438	4,791,812
Veritiv Corp. (a)	31,925	922,632

		14,768,238

WATER UTILITIES — 0.4%
American States Water Co.	38,974	2,256,984
California Water Service Group	49,540	2,246,639

		4,503,623

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	57,298	896,714

TOTAL COMMON STOCKS (Cost $1,057,764,284)		1,108,958,631

See accompanying notes to financial statements.

80

SPDR S&P 600 SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e)	2,173,161	$2,173,161
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	29,395,956	29,395,956

TOTAL SHORT-TERM INVESTMENTS (Cost $31,569,117)		31,569,117

TOTAL INVESTMENTS — 102.6%
(Cost $1,089,333,401)		1,140,527,748

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(29,013,526)

NET ASSETS — 100.0%		$1,111,514,222

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$17,063,722	$—	$—	$17,063,722
Air Freight & Logistics	11,154,103	—	—	11,154,103
Airlines	16,418,953	—	—	16,418,953
Auto Components	19,367,351	—	—	19,367,351
Banks	104,131,255	—	—	104,131,255
Biotechnology	7,348,495	—	—	7,348,495
Building Products	12,753,917	—	—	12,753,917
Capital Markets	21,576,132	—	—	21,576,132
Chemicals	33,806,940	—	—	33,806,940
Commercial Services & Supplies	32,769,527	—	—	32,769,527
Communications Equipment	18,011,441	—	—	18,011,441

See accompanying notes to financial statements.

81

SPDR S&P 600 SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Construction & Engineering	$4,690,728	$—	$—	$4,690,728
Consumer Finance	10,191,477	—	—	10,191,477
Containers & Packaging	440,973	—	—	440,973
Distributors	4,279,816	—	—	4,279,816
Diversified Consumer Services	5,902,810	—	—	5,902,810
Diversified Telecommunication Services	11,971,031	—	—	11,971,031
Electric Utilities	8,339,225	—	—	8,339,225
Electrical Equipment	11,856,721	—	—	11,856,721
Electronic Equipment, Instruments & Components	50,904,871	—	—	50,904,871
Energy Equipment & Services	43,078,875	—	—	43,078,875
Equity Real Estate Investment Trusts (REITS)	14,600,153	—	—	14,600,153
Food & Staples Retailing	7,561,311	—	—	7,561,311
Food Products	15,418,218	—	—	15,418,218
Gas Utilities	17,388,069	—	—	17,388,069
Health Care Equipment & Supplies	22,207,125	—	—	22,207,125
Health Care Providers & Services	21,584,562	—	—	21,584,562
Health Care Technology	3,804,263	—	—	3,804,263
Hotels, Restaurants & Leisure	14,835,099	—	—	14,835,099
Household Durables	14,501,255	—	—	14,501,255
Household Products	2,061,696	—	—	2,061,696
Insurance	49,917,192	—	—	49,917,192
Internet & Catalog Retail	2,172,196	—	—	2,172,196
Internet Software & Services	7,454,522	—	—	7,454,522
IT Services	23,555,658	—	—	23,555,658
Leisure Equipment & Products	5,894,388	—	—	5,894,388
Life Sciences Tools & Services	2,750,988	—	—	2,750,988
Machinery	59,720,262	—	—	59,720,262
Marine	3,723,555	—	—	3,723,555
Media	16,070,906	—	—	16,070,906
Metals & Mining	21,728,956	—	—	21,728,956
Mortgage Real Estate Investment Trust (REITs)	13,460,297	—	—	13,460,297
Multi-Utilities	5,530,026	—	—	5,530,026
Multiline Retail	3,235,166	—	—	3,235,166
Oil, Gas & Consumable Fuels	31,658,424	—	—	31,658,424
Paper & Forest Products	20,842,955	—	—	20,842,955
Pharmaceuticals	7,247,593	—	—	7,247,593
Professional Services	16,126,124	—	—	16,126,124
Real Estate Investment Trusts (REITs)	55,183,345	—	—	55,183,345
Real Estate Management & Development	2,462,345	—	—	2,462,345

See accompanying notes to financial statements.

82

SPDR S&P 600 SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Road & Rail	$7,915,920	$—	$—	$7,915,920
Semiconductors & Semiconductor Equipment	17,847,485	—	—	17,847,485
Software	12,780,657	—	—	12,780,657
Specialty Retail	63,835,660	—	—	63,835,660
Technology Hardware, Storage & Peripherals	9,047,289	—	—	9,047,289
Textiles, Apparel & Luxury Goods	26,782,052	—	—	26,782,052
Thrifts & Mortgage Finance	17,955,419	—	—	17,955,419
Tobacco	3,870,562	—	—	3,870,562
Trading Companies & Distributors	14,768,238	—	—	14,768,238
Water Utilities	4,503,623	—	—	4,503,623
Wireless Telecommunication Services	896,714	—	—	896,714
Short-Term Investments	31,569,117	—	—	31,569,117

TOTAL INVESTMENTS	$1,140,527,748	$—	$—	$1,140,527,748

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	510,848	$510,848	$81,307,174	$79,644,861	$—	$—	2,173,161	$2,173,161	$21,228
State Street Navigator Securities Lending Government Money Market Portfolio	23,161,212	23,161,212	104,951,071	98,716,327	—	—	29,395,956	29,395,956	752,915

Total		$23,672,060	$186,258,245	$178,361,188	$—	$—		$31,569,117	$774,143

See accompanying notes to financial statements.

83

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (Unaudited)

	SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,164,293,742	$882,436,177
Investments in affiliated issuers, at value	7,520,729	18,773,207

Total Investments	1,171,814,471	901,209,384
Cash	5,815,934	11
Receivable for investments sold	4,316,577	1,306,514
Receivable for fund shares sold	15,634,618	10,333,841
Dividends receivable — unaffiliated issuers	1,437,551	1,392,209
Dividends receivable — affiliated issuers	5,677	4,334
Securities lending income receivable — unaffiliated issuers	5,723	6,122
Securities lending income receivable — affiliated issuers	11,366	27,200

TOTAL ASSETS	1,199,041,917	914,279,615

LIABILITIES
Payable upon return of securities loaned .	6,294,621	17,685,581
Payable for investments purchased	26,802,418	12,135,898
Advisory fee payable	147,394	111,917

TOTAL LIABILITIES	33,244,433	29,933,396

NET ASSETS	$1,165,797,484	$884,346,219

NET ASSETS CONSIST OF:
Paid-in Capital	$1,022,199,082	$831,609,012
Undistributed (distribution in excess of) net investment income (loss)	(1,601,593)	(1,187,161)
Accumulated net realized gain (loss) on investments	(13,473,244)	(3,728,355)
Net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	158,673,239	57,652,723

NET ASSETS	$1,165,797,484	$884,346,219

NET ASSET VALUE PER SHARE
Net asset value per share	$155.44	$102.83

Shares outstanding (unlimited amount authorized, $0.01 par value)	7,500,000	8,600,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,005,620,503	$824,783,454
Investments in affiliated issuers	7,520,729	18,773,207

Total cost of investments	$1,013,141,232	$843,556,661

* Includes investments in securities on loan, at value	$26,482,456	$51,092,703

See accompanying notes to financial statements.

84

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

December 31, 2017 (Unaudited)

	SPDR S&P 600 Small Cap ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF
ASSETS
Investments in unaffiliated issuers, at value*	$848,593,868	$1,235,797,043	$1,108,958,631
Investments in affiliated issuers, at value	28,504,974	40,830,447	31,569,117

Total Investments	877,098,842	1,276,627,490	1,140,527,748
Cash	37	—	71,739
Receivable for investments sold	4,584,152	13,232,746	—
Receivable for fund shares sold	—	—	50,407,177
Dividends receivable — unaffiliated issuers	1,086,200	1,214,032	1,730,794
Dividends receivable — affiliated issuers	4,475	15,596	16,564
Securities lending income receivable — unaffiliated issuers	17,305	21,203	8,470
Securities lending income receivable — affiliated issuers	62,586	75,451	101,599

TOTAL ASSETS	882,853,597	1,291,186,518	1,192,864,091

LIABILITIES
Due to custodian (Note 3)	—	157,426	—
Payable upon return of securities loaned	28,075,096	39,773,747	29,395,956
Payable for investments purchased	4,377,347	11,797,985	51,814,477
Advisory fee payable	108,584	159,922	139,436

TOTAL LIABILITIES	32,561,027	51,889,080	81,349,869

NET ASSETS	$850,292,570	$1,239,297,438	$1,111,514,222

NET ASSETS CONSIST OF:
Paid-in Capital	$732,509,957	$1,062,845,177	$1,072,314,146
Undistributed (distribution in excess of) net investment income (loss)	(451,395)	(653,315)	(1,225,348)
Accumulated net realized gain (loss) on investments	(5,039,633)	(42,654,064)	(10,768,923)
Net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	123,273,641	219,759,640	51,194,347

NET ASSETS	$850,292,570	$1,239,297,438	$1,111,514,222

NET ASSET VALUE PER SHARE
Net asset value per share	$132.86	$227.39	$125.58

Shares outstanding (unlimited amount authorized, $0.01 par value)	6,400,023	5,450,007	8,851,051

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$725,320,227	$1,016,037,403	$1,057,764,284
Investments in affiliated issuers	28,504,974	40,830,447	31,569,117

Total cost of investments	$753,825,201	$1,056,867,850	$1,089,333,401

* Includes investments in securities on loan, at value	$90,255,960	$108,871,960	$96,892,066

See accompanying notes to financial statements.

85

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2017

	SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$6,750,457	$7,372,325
Dividend income — affiliated issuers	10,385	7,801
Unaffiliated securities lending income	32,082	34,104
Affiliated securities lending income	61,109	137,344
Foreign taxes withheld	(3,417)	(2,535)

TOTAL INVESTMENT INCOME (LOSS)	6,850,616	7,549,039

EXPENSES
Advisory fee	710,452	518,589
Trustees’ fees and expenses	5,749	3,852
Miscellaneous expenses	120	442

TOTAL EXPENSES	716,321	522,883

NET INVESTMENT INCOME (LOSS)	6,134,295	7,026,156

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,928,532)	(2,934,237)
In-kind redemptions — unaffiliated issuers	15,393,380	29,566,730
Foreign currency transactions	36	14

Net realized gain (loss)	12,464,884	26,632,507

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	90,326,829	39,183,559
Foreign currency translations	(11)	(4)

Net change in unrealized appreciation/depreciation	90,326,818	39,183,555

NET REALIZED AND UNREALIZED GAIN (LOSS)	102,791,702	65,816,062

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$108,925,997	$72,842,218

See accompanying notes to financial statements.

86

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended December 31, 2017

	SPDR S&P 600 Small Cap ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$5,914,300	$7,550,055	$8,371,250
Dividend income — affiliated issuers	7,778	20,888	21,228
Unaffiliated securities lending income	59,546	96,645	78,118
Affiliated securities lending income	413,999	319,033	752,915
Foreign taxes withheld	(575)	—	(1,412)

TOTAL INVESTMENT INCOME (LOSS)	6,395,048	7,986,621	9,222,099

EXPENSES
Advisory fee	600,856	911,897	739,480
Trustees’ fees and expenses	6,193	10,152	7,974
Miscellaneous expenses	158	269	210

TOTAL EXPENSES	607,207	922,318	747,664

NET INVESTMENT INCOME (LOSS)	5,787,841	7,064,303	8,474,435

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,554,066	(39,102,910)	(2,944,902)
In-kind redemptions — unaffiliated issuers	—	70,286,579	88,731,600

Net realized gain (loss)	3,554,066	31,183,669	85,786,698

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	68,272,307	62,901,704	(2,606,364)

NET REALIZED AND UNREALIZED GAIN (LOSS)	71,826,373	94,085,373	83,180,334

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$77,614,214	$101,149,676	$91,654,769

See accompanying notes to financial statements.

87

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SPDR S&P 400 Mid Cap Growth ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,134,295	$5,450,757
Net realized gain (loss)	12,464,884	25,049,540
Net change in unrealized appreciation/depreciation	90,326,818	43,972,791

Net increase (decrease) in net assets resulting from operations	108,925,997	74,473,088

Net equalization credits and charges	1,107,191	212,210

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,735,888)	(6,356,534)
Net realized gains	(13,296,988)	—

Total distributions to shareholders	(21,032,876)	(6,356,534)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	604,499,646	218,423,406
Cost of shares redeemed	(99,882,279)	(58,512,368)
Net income equalization	(1,107,191)	(212,210)

Net increase (decrease) in net assets from beneficial interest transactions	503,510,176	159,698,828

Net increase (decrease) in net assets during the period	592,510,488	228,027,592

Net assets at beginning of period	573,286,996	345,259,404

NET ASSETS AT END OF PERIOD	$1,165,797,484	$573,286,996

Undistributed (distribution in excess of) net investment income (loss)	$(1,601,593)	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	4,150,000	1,650,000
Shares redeemed	(650,000)	(450,000)

Net increase (decrease)	3,500,000	1,200,000

See accompanying notes to financial statements.

88

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P 400 Mid Cap Value ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,026,156	$5,437,502
Net realized gain (loss)	26,632,507	33,209,348
Net change in unrealized appreciation/depreciation	39,183,555	12,127,020

Net increase (decrease) in net assets resulting from operations	72,842,218	50,773,870

Net equalization credits and charges	1,480,807	195,833

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(8,213,317)	(6,107,669)
Net realized gains	(8,020,435)	—

Total distributions to shareholders	(16,233,752)	(6,107,669)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	612,215,064	175,711,528
Cost of shares redeemed	(131,102,703)	(81,094,020)
Net income equalization	(1,480,807)	(195,833)

Net increase (decrease) in net assets from beneficial interest transactions	479,631,554	94,421,675

Net increase (decrease) in net assets during the period	537,720,827	139,283,709

Net assets at beginning of period	346,625,392	207,341,683

NET ASSETS AT END OF PERIOD	$884,346,219	$346,625,392

Undistributed (distribution in excess of) net investment income (loss)	$(1,187,161)	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	6,300,000	1,950,000
Shares redeemed	(1,300,000)	(850,000)

Net increase (decrease)	5,000,000	1,100,000

See accompanying notes to financial statements.

89

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P 600 Small Cap ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,787,841	$8,361,933
Net realized gain (loss)	3,554,066	71,687,094
Net change in unrealized appreciation/depreciation	68,272,307	27,127,943

Net increase (decrease) in net assets resulting from operations	77,614,214	107,176,970

Net equalization credits and charges	40,587	232,492

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,239,236)	(8,538,945)
Net realized gains	(11,095,020)	(14,212,446)

Total distributions to shareholders	(17,334,256)	(22,751,391)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	38,520,110	373,247,215
Cost of shares redeemed	—	(149,571,837)
Net income equalization	(40,587)	(232,492)

Net increase (decrease) in net assets from beneficial interest transactions	38,479,523	223,442,886

Net increase (decrease) in net assets during the period	98,800,068	308,100,957

Net assets at beginning of period	751,492,502	443,391,545

NET ASSETS AT END OF PERIOD	$850,292,570	$751,492,502

Undistributed (distribution in excess of) net investment income (loss)	$(451,395)	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	300,000	3,100,000
Shares redeemed	—	(1,250,000)

Net increase (decrease)	300,000	1,850,000

See accompanying notes to financial statements.

90

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P 600 Small Cap Growth ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,064,303	$11,054,969
Net realized gain (loss)	31,183,669	82,020,447
Net change in unrealized appreciation/depreciation	62,901,704	97,111,611

Net increase (decrease) in net assets resulting from operations	101,149,676	190,187,027

Net equalization credits and charges	(6,849)	459,500

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,717,618)	(11,401,829)
Net realized gains	(47,230,157)	—

Total distributions to shareholders	(54,947,775)	(11,401,829)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	184,366,325	465,508,262
Cost of shares redeemed	(290,147,588)	(31,546,505)
Net income equalization	6,849	(459,500)

Net increase (decrease) in net assets from beneficial interest transactions	(105,774,414)	433,502,257

Net increase (decrease) in net assets during the period	(59,579,362)	612,746,955

Net assets at beginning of period	1,298,876,800	686,129,845

NET ASSETS AT END OF PERIOD	$1,239,297,438	$1,298,876,800

Undistributed (distribution in excess of) net investment income (loss)	$(653,315)	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	800,000	2,300,000
Shares redeemed	(1,350,000)	(150,000)

Net increase (decrease)	(550,000)	2,150,000

See accompanying notes to financial statements.

91

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P 600 Small Cap Value ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,474,435	$13,144,585
Net realized gain (loss)	85,786,698	68,680,471
Net change in unrealized appreciation/depreciation	(2,606,364)	47,865,029

Net increase (decrease) in net assets resulting from operations	91,654,769	129,690,085

Net equalization credits and charges	758,096	650,003

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(9,699,783)	(13,808,928)
Net realized gains	(47,420,999)	(7,226,904)

Total distributions to shareholders	(57,120,782)	(21,035,832)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	377,224,177	462,370,299
Cost of shares redeemed	(301,622,597)	(71,013,521)
Net income equalization	(758,096)	(650,003)

Net increase (decrease) in net assets from beneficial interest transactions	74,843,484	390,706,775

Net increase (decrease) in net assets during the period	110,135,567	500,011,031

Net assets at beginning of period	1,001,378,655	501,367,624

NET ASSETS AT END OF PERIOD	$1,111,514,222	$1,001,378,655

Undistributed (distribution in excess of) net investment income (loss)	$(1,225,348)	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	2,950,000	4,000,000
Shares redeemed	(2,500,000)	(600,000)

Net increase (decrease)	450,000	3,400,000

See accompanying notes to financial statements.

92

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Growth ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$143.32		$123.31	$125.05	$116.83	$95.79	$78.68

Income (loss) from investment operations:
Net investment income (loss) (a)	0.97		1.53	1.35	1.26	0.89	0.94
Net realized and unrealized gain (loss) (b)	13.68		20.16	(0.19)	9.05	21.02	17.14

Total from investment operations	14.65		21.69	1.16	10.31	21.91	18.08

Net equalization credits and charges (a)	0.18		0.06	0.04	0.03	0.02	0.04

Distributions to shareholders from:
Net investment income	(1.03)		(1.74)	(1.46)	(1.27)	(0.89)	(1.01)
Net realized gains	(1.68)		—	(1.48)	(0.85)	—	—

Total distributions	(2.71)		(1.74)	(2.94)	(2.12)	(0.89)	(1.01)

Net asset value, end of period	$155.44		$143.32	$123.31	$125.05	$116.83	$95.79

Total return (c)	10.37%		17.74%	1.07%	8.92%	22.94%	22.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,165,797		$573,287	$345,259	$243,839	$175,250	$91,003
Ratios to average net assets:
Total expenses	0.15	%(d)	0.15%	0.15%	0.21%	0.25%	0.25%
Net investment income (loss)	1.30	%(d)	1.14%	1.13%	1.04%	0.82%	1.07%
Portfolio turnover rate (e)	40	%(f)	54%	55%	53%	43%	43%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

93

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Value ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$96.28		$82.94	$85.69	$86.27	$68.97	$55.54

Income (loss) from investment operations:
Net investment income (loss) (a)	1.01		1.59	1.60	1.39	1.31	1.23
Net realized and unrealized gain (loss) (b)	7.11		13.44	(1.02)	1.48	17.19	13.39

Total from investment operations	8.12		15.03	0.58	2.87	18.50	14.62

Net equalization credits and charges (a)	0.21		0.06	0.11	(0.04)	0.04	0.07

Distributions to shareholders from:
Net investment income	(0.94)		(1.75)	(1.61)	(1.38)	(1.23)	(1.26)
Net realized gains	(0.84)		—	(1.83)	(2.03)	(0.01)	—

Total distributions	(1.78)		(1.75)	(3.44)	(3.41)	(1.24)	(1.26)

Net asset value, end of period	$102.83		$96.28	$82.94	$85.69	$86.27	$68.97

Total return (c)	8.67%		18.31%	1.13%	3.31%	27.04%	26.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$884,346		$346,625	$207,342	$124,247	$112,157	$48,282
Ratios to average net assets:
Total expenses	0.15	%(d)	0.15%	0.15%	0.21%	0.25%	0.25%
Net investment income (loss)	2.03	%(d)	1.73%	2.02%	1.62%	1.67%	1.94%
Portfolio turnover rate (e)	38	%(f)	51%	40%	44%	36%	33%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

94

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$123.20		$104.33	$108.25	$105.40	$86.83	$70.53

Income (loss) from investment operations:
Net investment income (loss) (a)	0.93		1.57	1.45	1.34	1.11	1.19
Net realized and unrealized gain (loss) (b)	11.46		21.60	(1.76)	5.46	20.68	16.31

Total from investment operations	12.39		23.17	(0.31)	6.80	21.79	17.50

Net equalization credits and charges (a)	0.01		0.04	0.03	(0.03)	0.00 (c)	0.01

Distributions to shareholders from:
Net investment income	(0.99)		(1.53)	(1.48)	(1.39)	(1.09)	(1.21)
Net realized gains	(1.75)		(2.81)	(2.16)	(2.53)	(2.13)	—

Total distributions	(2.74)		(4.34)	(3.64)	(3.92)	(3.22)	(1.21)

Net asset value, end of period	$132.86		$123.20	$104.33	$108.25	$105.40	$86.83

Total return (d)	10.08%		22.35%	(0.10)%	6.55%	25.23%	24.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$850,293		$751,493	$443,392	$411,346	$426,877	$316,922
Ratios to average net assets:
Total expenses	0.15	%(e)	0.15%	0.15%	0.18%	0.20%	0.20%
Net investment income (loss)	1.44	%(e)	1.33%	1.44%	1.28%	1.12%	1.52%
Portfolio turnover rate (f)	7	%(g)	22%	25%	16%	18%	11%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

95

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Growth ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$216.48		$178.22	$189.84	$181.62	$145.80	$121.07

Income (loss) from investment operations:
Net investment income (loss) (a)	1.31		2.19	2.27	1.91	1.24	1.57
Net realized and unrealized gain (loss) (b)	19.46		38.14	(3.94)	14.55	35.70	24.73

Total from investment operations	20.77		40.33	(1.67)	16.46	36.94	26.30

Net equalization credits and charges (a)	(0.00	)(c)	0.09	0.06	0.09	0.05	0.05

Distributions to shareholders from:
Net investment income	(1.43)		(2.16)	(2.41)	(1.87)	(1.10)	(1.62)
Net realized gains	(8.43)		—	(7.60)	(6.46)	(0.07)	—

Total distributions	(9.86)		(2.16)	(10.01)	(8.33)	(1.17)	(1.62)

Net asset value, end of period	$227.39		$216.48	$178.22	$189.84	$181.62	$145.80

Total return (d)	9.61%		22.75%	(0.73)%	9.40%	25.40%	21.89%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,239,297		$1,298,877	$686,130	$560,024	$399,562	$226,000
Ratios to average net assets:
Total expenses	0.15	%(e)	0.15%	0.15%	0.20%	0.25%	0.25%
Net investment income (loss)	1.16	%(e)	1.08%	1.29%	1.06%	0.73%	1.19%
Portfolio turnover rate (f)	35	%(g)	59%	57%	49%	54%	45%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

96

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Value ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$119.20		$100.25	$106.07	$110.22	$89.75	$71.24

Income (loss) from investment operations:
Net investment income (loss) (a)	1.07		1.85	1.58	1.62	1.47	1.37
Net realized and unrealized gain (loss) (b)	11.23		19.81	(1.45)	2.15	20.92	18.57

Total from investment operations	12.30		21.66	0.13	3.77	22.39	19.94

Net equalization credits and charges (a)	0.10		0.09	0.06	0.05	0.04	(0.02)

Distributions to shareholders from:
Net investment income	(1.11)		(1.82)	(1.57)	(1.68)	(1.41)	(1.41)
Net realized gains	(4.91)		(0.98)	(4.44)	(6.29)	(0.55)	—

Total distributions	(6.02)		(2.80)	(6.01)	(7.97)	(1.96)	(1.41)

Net asset value, end of period	$125.58		$119.20	$100.25	$106.07	$110.22	$89.75

Total return (c)	10.41%		21.76%	0.56%	3.50%	25.09%	28.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,111,514		$1,001,379	$501,368	$392,578	$308,732	$170,652
Ratios to average net assets:
Total expenses	0.15	%(d)	0.15%	0.15%	0.21%	0.25%	0.25%
Net investment income (loss)	1.72	%(d)	1.61%	1.63%	1.52%	1.43%	1.72%
Portfolio turnover rate (e)	33	%(f)	53%	48%	42%	41%	39%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

97

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (Unaudited)

1.	Organization

SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of seventy-eight (78) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):

SPDR S&P 400 Mid Cap Growth ETF

SPDR S&P 400 Mid Cap Value ETF

SPDR S&P 600 Small Cap ETF

SPDR S&P 600 Small Cap Growth ETF

SPDR S&P 600 Small Cap Value ETF

Each Fund is classified as a non-diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

98

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ underlying benchmarks.

Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to

99

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2017, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar

100

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

year’s to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Equalization

Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales

101

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

The following Funds utilized equalization during the period ended December 31, 2017:

SPDR S&P 400 Mid Cap Growth ETF

SPDR S&P 400 Mid Cap Value ETF

SPDR S&P 600 Small Cap ETF

SPDR S&P 600 Small Cap Growth ETF

SPDR S&P 600 Small Cap Value ETF

Distributions

Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate
SPDR S&P 400 Mid Cap Growth ETF	0.15%
SPDR S&P 400 Mid Cap Value ETF	0.15
SPDR S&P 600 Small Cap ETF	0.15
SPDR S&P 600 Small Cap Growth ETF	0.15
SPDR S&P 600 Small Cap Value ETF	0.15

The Adviser pays all expenses of each Fund other than management fee, taxes, interest, the fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

102

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Distributor

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.

Other Transactions with Affiliates - Securities Lending

State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2017 are disclosed in the Schedules of Investments.

Due to Custodian

In certain circumstances, the Funds may have cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds. As of December 31, 2017, the SPDR S&P 600 Small Cap Growth ETF has a cash overdraft related to the trading of securities.

103

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended December 31, 2017, were as follows:

	Purchases	Sales
SPDR S&P 400 Mid Cap Growth ETF	$368,580,138	$380,031,976
SPDR S&P 400 Mid Cap Value ETF	251,910,387	259,685,901
SPDR S&P 600 Small Cap ETF	52,947,151	64,628,892
SPDR S&P 600 Small Cap Growth ETF	429,928,755	472,097,692
SPDR S&P 600 Small Cap Value ETF	327,419,960	364,633,461

For the period ended December 31, 2017, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P 400 Mid Cap Growth ETF	$604,399,195	$103,803,237	$15,393,380
SPDR S&P 400 Mid Cap Value ETF	611,904,456	133,376,581	29,566,730
SPDR S&P 600 Small Cap ETF	38,520,229	—	—
SPDR S&P 600 Small Cap Growth ETF	184,357,375	297,455,376	70,286,579
SPDR S&P 600 Small Cap Value ETF	377,158,056	312,698,668	88,731,600

6.	Shareholder Transactions

Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

104

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or Custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes on Net Assets.

7.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2017, SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 400 Mid Cap Growth ETF	$1,014,149,600	$164,499,002	$6,834,131	$157,664,871
SPDR S&P 400 Mid Cap Value ETF	844,337,925	75,290,218	18,418,759	56,871,459
SPDR S&P 600 Small Cap ETF	755,577,553	171,710,439	50,189,150	121,521,289
SPDR S&P 600 Small Cap Growth ETF	1,058,715,147	236,194,515	18,282,172	217,912,343

105

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 600 Small Cap Value ETF	$1,093,206,368	$99,879,321	$52,557,941	$47,321,380

8.	Securities Lending

Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of December 31, 2017, and the value of the invested cash collateral are disclosed in the Funds Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

106

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2017:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
SPDR S&P 400 Mid Cap Growth ETF	$26,482,456	$6,294,621	$20,880,038	$27,174,659
SPDR S&P 400 Mid Cap Value ETF	51,092,703	17,685,581	34,902,991	52,588,572
SPDR S&P 600 Small Cap ETF	90,255,960	28,075,096	65,418,166	93,493,262
SPDR S&P 600 Small Cap Growth ETF	108,871,960	39,773,747	72,911,026	112,684,773
SPDR S&P 600 Small Cap Value ETF	96,892,066	29,395,956	70,971,860	100,367,816

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2017:

		Remaining Contractual Maturity of the Agreements As of December 31, 2017
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	GrossAmount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P 400 Mid Cap Growth ETF	Common Stocks	$6,294,621	$—	$—	$—	$6,294,621	$6,294,621
SPDR S&P 400 Mid Cap Value ETF	Common Stocks	17,685,581	—	—	—	17,685,581	17,685,581
SPDR S&P 600 Small Cap ETF	Common Stocks	28,075,096	—	—	—	28,075,096	28,075,096
SPDR S&P 600 Small Cap Growth ETF	Common Stocks	39,773,747	—	—	—	39,773,747	39,773,747
SPDR S&P 600 Small Cap Value ETF	Common Stocks	29,395,956	—	—	—	29,395,956	29,395,956

9.	Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

107

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

108

SPDR SERIES TRUST

OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

109

SPDR SERIES TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

	SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 600 Small Cap ETF
Annualized Expense Ratio	0.15%	0.15%	0.15%
Actual:
Ending Account Value	$1,103.70	$1,086.70	$1,100.80
Expenses Paid During Period(a)	0.80	0.79	0.79
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.40	1,024.40	1,024.40
Expenses Paid During Period(a)	0.77	0.77	0.77

	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF
Annualized Expense Ratio	0.15%	0.15%
Actual:
Ending Account Value	$1,096.10	$1,104.10
Expenses Paid During Period(a)	0.79	0.80
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.40	1,024.40
Expenses Paid During Period(a)	0.77	0.77

(a)	Expenses are equal to the Funds annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at http://www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website, at www.sec.gov.

110

SPDR SERIES TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Information regarding how the investment adviser voted for the prior 12-months period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

111

SPDR Series Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce S. Rosenberg, Treasurer

Ann Carpenter, Vice President; Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse D. Hallee, Secretary

Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Advisors Funds

Distributors, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20006

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Fund Shares are distributed by State Street Global Advisors Funds Distributors, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC; member FINRA, SIPC.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds

For more complete information, please call 866.787.2257 or visit www.spdrs.com today.

State Street Global Advisors

State Street Financial Center

One Lincoln Street

Boston, MA 02111

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.

The Russell 1000® Index, Russell 2000® Index, Russell 3000® Index, and Russell Small Cap Completeness® Index are trademarks of Russell Investment Group and have been licensed for use by State Street Bank and Trust Company through its State Street Global Advisors Division. The Products are not sponsored, endorsed, sold or promoted by Russell Investment Group and Russell Investment Group makes no representation regarding the advisability of investing in the Product.

Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500, SPDR S&P MidCap 400 and SPDR Dow Jones Industrial Average, each an unit investment trust. ALPS Portfolio Solutions Distributor, Inc. is distributor for The Select Sector SPDR Trust. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Advisors Funds Distributors, LLC.

Distributor: State Street Global Advisors Funds Distributors, LLC is the distributor for all registered products on behalf of the adviser. SSGA Funds Management has retained GSO Capital Partners, Nuveen Asset Management, Massachusetts Financial Services Company & DoubleLine Capital LP as sub advisers for certain series of the Trust.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

© 2018 State Street Corporation - All Rights Reserved

SPDR46SAR

Semi-Annual Report

December 31, 2017

SPDR® Series Trust - Equity Funds

SPDR Kensho Intelligent Structures ETF

SPDR Kensho Smart Mobility ETF

SPDR Kensho Future Security ETF

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (UNAUDITED)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR KENSHO INTELLIGENT STRUCTURES ETF

PORTFOLIO STATISTICS (UNAUDITED)

The Fund had less than six months of operations as of December 31, 2017 and therefore no performance information is provided in this report.

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Itron, Inc.	3.6%
Acuity Brands, Inc.	3.6
ABB, Ltd. ADR	3.6
Johnson Controls International PLC	3.5
Silver Spring Networks, Inc.	3.5
MaxLinear, Inc.	3.5
Charter Communications, Inc.	3.4
Roper Technologies, Inc.	3.4
Honeywell International, Inc.	3.4
Calgon Carbon Corp.	3.4
TOTAL	34.9%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Information Technology	41.9%
Industrials	40.5
Consumer Discretionary	8.2
Telecommunication Services	3.9
Materials	3.4
Health Care	1.9
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.0 *
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.

(The sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

1

SPDR KENSHO SMART MOBILITY ETF

PORTFOLIO STATISTICS (UNAUDITED)

The Fund had less than six months of operations as of December 31, 2017 and therefore no performance information is provided in this report.

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Avis Budget Group, Inc.	5.2%
Autoliv, Inc.	4.7
NVIDIA Corp.	4.7
WABCO Holdings, Inc.	4.6
Fortive Corp.	4.6
Trimble, Inc.	4.6
Sirius XM Holdings, Inc.	4.6
Visteon Corp.	4.5
Aptiv PLC	3.9
Xperi Corp.	3.1
TOTAL	44.5%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Information Technology	43.4%
Consumer Discretionary	32.6
Industrials	19.4
Telecommunication Services	3.9
Financials	0.5
Short-Term Investment	0.2
Liabilities in Excess of Other Assets	(0.0)*
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.

(The sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

2

SPDR KENSHO FUTURE SECURITY ETF

PORTFOLIO STATISTICS (UNAUDITED)

The Fund had less than six months of operations as of December 31, 2017 and therefore no performance information is provided in this report.

Top Ten Holdings as of December 31, 2017

Description	% of Net Assets
Aerovironment, Inc.	2.1%
NETGEAR, Inc.	1.9
Boeing Co.	1.8
Axon Enterprise, Inc.	1.8
HEICO Corp.	1.8
Leidos Holdings, Inc.	1.7
Fortinet, Inc.	1.7
Kratos Defense & Security Solutions, Inc.	1.8
Textron, Inc.	1.7
Northrop Grumman Corp.	1.7
TOTAL	18.0%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Information Technology	60.6%
Industrials	35.9
Health Care	3.4
Short-Term Investment	1.8
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%

(The sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

3

SPDR KENSHO INTELLIGENT STRUCTURES ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.3%
Cubic Corp.	1,164	$68,618

AUTO COMPONENTS — 1.9%
Lear Corp.	330	58,298

BUILDING PRODUCTS — 3.5%
Johnson Controls International PLC	2,754	104,955

CHEMICALS — 3.4%
Calgon Carbon Corp.	4,802	102,283

COMMERCIAL SERVICES & SUPPLIES — 1.9%
Tetra Tech, Inc.	1,190	57,298

CONSTRUCTION & ENGINEERING — 0.8%
NV5 Global, Inc. (a)	452	24,476

ELECTRICAL EQUIPMENT — 9.2%
ABB, Ltd. ADR	4,014	107,655
Acuity Brands, Inc.	616	108,416
AMETEK, Inc.	816	59,136

		275,207

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 12.4%
Badger Meter, Inc.	1,096	52,389
Control4 Corp. (a)	3,152	93,804
FLIR Systems, Inc.	1,266	59,021
Itron, Inc. (a)	1,592	108,574
TE Connectivity, Ltd.	628	59,685

		373,473

HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Koninklijke Philips NV	1,540	58,212

HOUSEHOLD DURABLES — 0.9%
Universal Electronics, Inc. (a)	576	27,216

INDUSTRIAL CONGLOMERATES — 6.8%
Honeywell International, Inc.	668	102,444
Roper Technologies, Inc.	396	102,564

		205,008

INTERNET SOFTWARE & SERVICES — 3.3%
Alarm.com Holdings, Inc. (a)	2,622	98,980

IT SERVICES — 4.1%
Amdocs, Ltd.	904	59,194

See accompanying notes to financial statements.

4

SPDR KENSHO INTELLIGENT STRUCTURES ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Luxoft Holding, Inc. (a)	1,150	$64,055

		123,249

MACHINERY — 16.0%
Energy Recovery, Inc. (a)	2,680	23,450
Flowserve Corp.	1,388	58,476
Fortive Corp.	788	57,012
Lindsay Corp.	594	52,391
Mueller Water Products, Inc. Class A	4,762	59,668
Pentair PLC	838	59,180
Watts Water Technologies, Inc. Class A	892	67,747
Xylem, Inc.	1,492	101,754

		479,678

MEDIA — 5.3%
Charter Communications, Inc. Class A (a)	306	102,804
Liberty Broadband Corp. Class C (a)	662	56,376

		159,180

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.8%
IXYS Corp. (a)	2,410	57,720
MaxLinear, Inc. (a)	3,916	103,461
NXP Semiconductors NV (a)	512	59,950
Qorvo, Inc. (a)	792	52,747
Sigma Designs, Inc. (a)	1,732	12,037
Silicon Laboratories, Inc. (a)	1,128	99,603
STMicroelectronics NV	2,648	57,832

		443,350

SOFTWARE — 3.5%
Silver Spring Networks, Inc. (a)	6,406	104,033

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.9%
Apple, Inc.	344	58,215
Logitech International SA	1,714	57,659

		115,874

WIRELESS TELECOMMUNICATION SERVICES — 3.9%
Rogers Communications, Inc. Class B	1,126	57,347
Telephone & Data Systems, Inc.	2,152	59,826

		117,173

TOTAL COMMON STOCKS (Cost $2,995,123)		2,996,561

See accompanying notes to financial statements.

5

SPDR KENSHO INTELLIGENT STRUCTURES ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c) (Cost $4,877)	4,877	$4,877

TOTAL INVESTMENTS — 100.0% (Cost $3,000,000)		3,001,438

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		14

NET ASSETS — 100.0%		$3,001,452

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.
(d)	Amount is less than 0.05% of net assets.

ADR = American Depositary Receipt

See accompanying notes to financial statements.

6

SPDR KENSHO INTELLIGENT STRUCTURES ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$68,618	$—	$—	$68,618
Auto Components	58,298	—	—	58,298
Building Products	104,955	—	—	104,955
Chemicals	102,283	—	—	102,283
Commercial Services & Supplies	57,298	—	—	57,298
Construction & Engineering	24,476	—	—	24,476
Electrical Equipment	275,207	—	—	275,207
Electronic Equipment, Instruments & Components	373,473	—	—	373,473
Health Care Equipment & Supplies	58,212	—	—	58,212
Household Durables	27,216	—	—	27,216
Industrial Conglomerates	205,008	—	—	205,008
Internet Software & Services	98,980	—	—	98,980
IT Services	123,249	—	—	123,249
Machinery	479,678	—	—	479,678
Media	159,180	—	—	159,180
Semiconductors & Semiconductor Equipment	443,350	—	—	443,350
Software	104,033	—	—	104,033
Technology Hardware, Storage & Peripherals	115,874	—	—	115,874
Wireless Telecommunication Services	117,173	—	—	117,173
Short-Term Investment	4,877	—	—	4,877

TOTAL INVESTMENTS	$3,001,438	$—	$—	$3,001,438

Affiliate Table

	Number of Shares Held at 12/27/17*	Value at 12/27/17*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$4,877	$—	$—	$—	4,877	$4,877	$1

*	Commencement of operations.

See accompanying notes to financial statements.

7

SPDR KENSHO SMART MOBILITY ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.5%
Rockwell Collins, Inc.	548	$74,320

AUTO COMPONENTS — 13.1%
Aptiv PLC	1,370	116,217
Autoliv, Inc.	1,094	139,025
Visteon Corp. (a)	1,084	135,652

		390,894

AUTOMOBILES — 14.9%
Fiat Chrysler Automobiles NV	4,256	75,927
Ford Motor Co.	5,782	72,217
General Motors Co.	1,700	69,683
Tata Motors, Ltd. ADR (a)	2,364	78,178
Tesla, Inc. (a)	238	74,101
Toyota Motor Corp. ADR	584	74,267

		444,373

COMMUNICATIONS EQUIPMENT — 3.2%
CalAmp Corp. (a)	2,212	47,403
Comtech Telecommunications Corp.	1,668	36,896
Ituran Location & Control, Ltd.	314	10,739

		95,038

DIVERSIFIED FINANCIAL SERVICES — 0.5%
ORIX Corp. ADR	184	15,600

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.9%
Iridium Communications, Inc. (a)	5,482	64,688
ORBCOMM, Inc. (a)	5,006	50,961

		115,649

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 7.0%
FLIR Systems, Inc.	1,566	73,007
Trimble, Inc. (a)	3,376	137,201

		210,208

INTERNET SOFTWARE & SERVICES — 4.9%
Alphabet, Inc. Class A (a)	70	73,738

See accompanying notes to financial statements.

8

SPDR KENSHO SMART MOBILITY ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Baidu, Inc. ADR (a)	310	$72,605

		146,343

IT SERVICES — 2.7%
Luxoft Holding, Inc. (a)	1,422	79,205

MACHINERY — 11.7%
Fortive Corp.	1,902	137,610
PACCAR, Inc.	1,044	74,207
WABCO Holdings, Inc. (a)	962	138,047

		349,864

MEDIA — 4.6%
Sirius XM Holdings, Inc.	25,594	137,184

ROAD & RAIL — 5.2%
Avis Budget Group, Inc. (a)	3,542	155,423

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 20.6%
Ambarella, Inc. (a)	1,172	68,855
NVIDIA Corp.	718	138,933
NXP Semiconductors NV (a)	634	74,235
Rambus, Inc. (a)	6,326	89,956
STMicroelectronics NV	3,276	71,548
Texas Instruments, Inc.	748	78,121
Xperi Corp.	3,788	92,427

		614,075

SOFTWARE — 5.0%
ANSYS, Inc. (a)	496	73,205
Nuance Communications, Inc. (a)	4,604	75,275

		148,480

TOTAL COMMON STOCKS (Cost $2,993,472)		2,976,656

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c) (Cost $6,528)	6,528	6,528

TOTAL INVESTMENTS — 100.0% (Cost $3,000,000)		2,983,184

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(184)

NET ASSETS — 100.0%.		$2,983,000

See accompanying notes to financial statements.

9

SPDR KENSHO SMART MOBILITY ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.
(d)	Amount is less than 0.05% of net assets.

ADR = American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$74,320	$—	$—	$74,320
Auto Components	390,894	—	—	390,894
Automobiles	444,373	—	—	444,373
Communications Equipment	95,038	—	—	95,038
Diversified Financial Services	15,600	—	—	15,600
Diversified Telecommunication Services	115,649	—	—	115,649
Electronic Equipment, Instruments & Components	210,208	—	—	210,208
Internet Software & Services	146,343	—	—	146,343
IT Services	79,205	—	—	79,205
Machinery	349,864	—	—	349,864
Media	137,184	—	—	137,184
Road & Rail	155,423	—	—	155,423
Semiconductors & Semiconductor Equipment	614,075	—	—	614,075
Software	148,480	—	—	148,480
Short-Term Investment	6,528	—	—	6,528

TOTAL INVESTMENTS	$2,983,184	$—	$—	$2,983,184

Affiliate Table

	Number of Shares Held at 12/27/17*	Value at 12/27/17*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$6,528	$—	$—	$—	6,528	$6,528	$1

*	Commencement of operations.

See accompanying notes to financial statements.

10

SPDR KENSHO FUTURE SECURITY ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 34.2%
Aerojet Rocketdyne Holdings, Inc. (a)	1,611	$50,263
Aerovironment, Inc. (a)	1,124	63,124
Axon Enterprise, Inc. (a)	2,052	54,378
Boeing Co.	185	54,558
Cubic Corp.	625	36,844
Elbit Systems, Ltd.	261	34,789
Embraer SA ADR	2,038	48,769
Engility Holdings, Inc. (a)	1,277	36,228
General Dynamics Corp.	191	38,859
Harris Corp.	352	49,861
HEICO Corp.	566	53,402
KeyW Holding Corp. (a)	4,526	26,568
Kratos Defense & Security Solutions, Inc. (a)	4,911	52,007
L3 Technologies, Inc.	257	50,847
Lockheed Martin Corp.	160	51,368
Mercury Systems, Inc. (a)	970	49,810
Northrop Grumman Corp.	168	51,561
Orbital ATK, Inc.	380	49,970
Raytheon Co.	269	50,532
Teledyne Technologies, Inc. (a)	274	49,635
Textron, Inc.	915	51,780
Vectrus, Inc. (a)	479	14,777

		1,019,930

BUILDING PRODUCTS — 0.4%
Griffon Corp.	627	12,759

COMMUNICATIONS EQUIPMENT — 15.0%
Cisco Systems, Inc.	1,336	51,169
Comtech Telecommunications Corp	1,688	37,339
F5 Networks, Inc. (a)	379	49,732
Juniper Networks, Inc.	1,770	50,445
NETGEAR, Inc. (a)	983	57,751
NetScout Systems, Inc. (a)	1,610	49,024
Palo Alto Networks, Inc. (a)	349	50,584
Radware, Ltd. (a)	1,466	28,440
Ribbon Communications, Inc. (a)	2,811	21,729

See accompanying notes to financial statements.

11

SPDR KENSHO FUTURE SECURITY ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
ViaSat, Inc. (a)	683	$51,123

		447,336

CONSTRUCTION & ENGINEERING — 1.3%
Jacobs Engineering Group, Inc.	590	38,916

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 8.4%
Amphenol Corp. Class A	430	37,754
Belden, Inc.	597	46,071
FLIR Systems, Inc.	1,082	50,443
II-VI, Inc. (a)	846	39,720
OSI Systems, Inc. (a)	595	38,306
TE Connectivity, Ltd.	412	39,156

		251,450

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Analogic Corp.	609	51,004

INTERNET SOFTWARE & SERVICES — 3.3%
Mimecast, Ltd. (a)	1,668	47,822
VeriSign, Inc. (a)	437	50,010

		97,832

IT SERVICES — 3.4%
Leidos Holdings, Inc.	806	52,043
ManTech International Corp. Class A	987	49,538

		101,581

LIFE SCIENCES TOOLS & SERVICES — 1.7%
Bruker Corp.	1,443	49,524

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Rambus, Inc. (a)	3,383	48,106

SOFTWARE — 27.2%
A10 Networks, Inc. (a)	3,851	29,730
Barracuda Networks, Inc. (a)	1,826	50,215
Check Point Software Technologies, Ltd. (a)	482	49,945
CyberArk Software, Ltd. (a)	1,081	44,743
Dell Technologies, Inc. Class V (a)	628	51,044
FireEye, Inc. (a)	3,563	50,595
Fortinet, Inc. (a)	1,191	52,035
Imperva, Inc. (a)	1,206	47,878
Micro Focus International PLC ADR (a)	1,522	51,124
MobileIron, Inc. (a)	5,238	20,428
Proofpoint, Inc. (a)	555	49,289
Qualys, Inc. (a)	855	50,744

See accompanying notes to financial statements.

12

SPDR KENSHO FUTURE SECURITY ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Rapid7, Inc. (a)	1,394	$26,012
Symantec Corp.	1,726	48,432
Synchronoss Technologies, Inc. (a)	4,950	44,253
Varonis Systems, Inc. (a)	960	46,608
VASCO Data Security International, Inc. (a)	1,468	20,405
Verint Systems, Inc. (a)	1,150	48,127
VirnetX Holding Corp. (a)	8,630	31,931

		813,538

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.7%
Hewlett Packard Enterprise Co.	3,480	49,973

TOTAL COMMON STOCKS (Cost $2,995,467)		2,981,949

SHORT-TERM INVESTMENT — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c) (Cost $54,556)	54,556	54,556

TOTAL INVESTMENTS — 101.7% (Cost $3,050,023)		3,036,505

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(49,983)

NET ASSETS — 100.0%		$2,986,522

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.

ADR = American Depositary Receipt

See accompanying notes to financial statements.

13

SPDR KENSHO FUTURE SECURITY ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$1,019,930	$—	$—	$1,019,930
Building Products	12,759	—	—	12,759
Communications Equipment	447,336	—	—	447,336
Construction & Engineering	38,916	—	—	38,916
Electronic Equipment, Instruments & Components	251,450	—	—	251,450
Health Care Equipment & Supplies	51,004	—	—	51,004
Internet Software & Services	97,832	—	—	97,832
IT Services	101,581	—	—	101,581
Life Sciences Tools & Services	49,524	—	—	49,524
Semiconductors & Semiconductor Equipment	48,106	—	—	48,106
Software	813,538	—	—	813,538
Technology Hardware, Storage & Peripherals	49,973	—	—	49,973
Short-Term Investment	54,556	—	—	54,556

TOTAL INVESTMENTS	$3,036,505	$—	$—	$3,036,505

Affiliate Table

	Number of Shares Held at 12/27/17*	Value at 12/27/17*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$54,556	$—	$—	$—	54,556	$54,556	$18

*	Commencement of operations.

See accompanying notes to financial statements.

14

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (Unaudited)

	SPDR Kensho Intelligent Structures ETF	SPDR Kensho Smart Mobility ETF
ASSETS
Investments in unaffiliated issuers, at value	$2,996,561	$2,976,656
Investments in affiliated issuers, at value	4,877	6,528

Total Investments	3,001,438	2,983,184
Dividends receivable — unaffiliated issuers	199	—
Dividends receivable — affiliated issuers	1	1

TOTAL ASSETS	3,001,638	2,983,185

LIABILITIES
Advisory fee payable	186	185

TOTAL LIABILITIES	186	185

NET ASSETS	$3,001,452	$2,983,000

NET ASSETS CONSIST OF:
Paid-in Capital	$3,000,000	$3,000,000
Undistributed (distribution in excess of) net investment income (loss)	14	(184)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,438	(16,816)

NET ASSETS	$3,001,452	$2,983,000

NET ASSET VALUE PER SHARE
Net asset value per share	$30.01	$29.83

Shares outstanding (unlimited amount authorized, $0.01 par value)	100,000	100,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,995,123	$2,993,472
Investments in affiliated issuers	4,877	6,528

Total cost of investments	$3,000,000	$3,000,000

See accompanying notes to financial statements.

15

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

December 31, 2017 (Unaudited)

SPDR Kensho Future Security ETF
ASSETS
Investments in unaffiliated issuers, at value	$2,981,949
Investments in affiliated issuers, at value	54,556

Total Investments	3,036,505
Dividends receivable — unaffiliated issuers	216
Dividends receivable — affiliated issuers	9

TOTAL ASSETS	3,036,730

LIABILITIES
Payable for investments purchased	50,023
Advisory fee payable	185

TOTAL LIABILITIES	50,208

NET ASSETS	$2,986,522

NET ASSETS CONSIST OF:
Paid-in Capital	$3,000,000
Undistributed (distribution in excess of) net investment income (loss)	40
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(13,518)

NET ASSETS	$2,986,522

NET ASSET VALUE PER SHARE
Net asset value per share	$29.87

Shares outstanding (unlimited amount authorized, $0.01 par value)	100,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,995,467
Investments in affiliated issuers	54,556

Total cost of investments	$3,050,023

See accompanying notes to financial statements.

16

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS

For the Period Ended December 31, 2017 (Unaudited)

	SPDR Kensho Intelligent Structures ETF(a)	SPDR Kensho Smart Mobility ETF(a)
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$199	$—
Dividend income — affiliated issuers	1	1

TOTAL INVESTMENT INCOME (LOSS)	200	1

EXPENSES
Advisory fee	186	185

TOTAL EXPENSES	186	185

NET INVESTMENT INCOME (LOSS)	14	(184)

UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,438	(16,816)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,452	$(17,000)

(a)	For the period December 26, 2017 (inception date) through December 31, 2017.

See accompanying notes to financial statements.

17

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Period Ended December 31, 2017 (Unaudited)

SPDR Kensho Future Security ETF(a)
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$207
Dividend income — affiliated issuers	18

TOTAL INVESTMENT INCOME (LOSS)	225

EXPENSES
Advisory fee	185

TOTAL EXPENSES	185

NET INVESTMENT INCOME (LOSS)	40

UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(13,518)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(13,478)

(a)	For the period December 26, 2017 (inception date) through December 31, 2017.

See accompanying notes to financial statements.

18

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

SPDR Kensho Intelligent Structures ETF
For the Period 12/26/17* - 12/31/17 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14
Net change in unrealized appreciation/depreciation	1,438

Net increase (decrease) in net assets resulting from operations	1,452

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,000,000

Net increase (decrease) in net assets during the period	3,001,452

Net assets at beginning of period	—

NET ASSETS AT END OF PERIOD	$3,001,452

Undistributed (distribution in excess of) net investment income (loss)	$14

SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000

*	Inception date.

See accompanying notes to financial statements.

19

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

SPDR Kensho Smart Mobility ETF
For the Period 12/26/17* - 12/31/17 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(184)
Net change in unrealized appreciation/depreciation	(16,816)

Net increase (decrease) in net assets resulting from operations	(17,000)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,000,000

Net increase (decrease) in net assets during the period	2,983,000

Net assets at beginning of period	—

NET ASSETS AT END OF PERIOD	$2,983,000

Undistributed (distribution in excess of) net investment income (loss)	$(184)

SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000

*	Inception date.

See accompanying notes to financial statements.

20

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

SPDR Kensho Future Security ETF
For the Period 12/26/17* - 12/31/17 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$40
Net change in unrealized appreciation/depreciation	(13,518)

Net increase (decrease) in net assets resulting from operations	(13,478)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,000,000

Net increase (decrease) in net assets during the period	2,986,522

Net assets at beginning of period	—

NET ASSETS AT END OF PERIOD.	$2,986,522

Undistributed (distribution in excess of) net investment income (loss)	$40

SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000

*	Inception date.

See accompanying notes to financial statements.

21

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Kensho Intelligent Structures ETF
	For the Period 12/27/17* - 12/31/17 (Unaudited)
Net asset value, beginning of period	$30.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.00	(b)
Net realized and unrealized gain (loss) (c)	0.01

Total from investment operations	0.01

Net asset value, end of period	$30.01

Total return (d)	0.05%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,001
Ratios to average net assets:
Total expenses	0.45	%(e)
Net investment income (loss)	0.03	%(e)
Portfolio turnover rate (f)	0	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

22

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Kensho Smart Mobility ETF
	For the Period 12/27/17* - 12/31/17 (Unaudited)
Net asset value, beginning of period	$30.00

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00	)(b)
Net realized and unrealized gain (loss) (c)	(0.17)

Total from investment operations	(0.17)

Net asset value, end of period	$29.83

Total return (d)	(0.57)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,983
Ratios to average net assets:
Total expenses	0.45	%(e)
Net investment income (loss)	(0.45	)%(e)
Portfolio turnover rate (f)	0	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

23

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Kensho Future Security ETF
	For the Period 12/27/17* - 12/31/17 (Unaudited)
Net asset value, beginning of period	$30.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.00	(b)
Net realized and unrealized gain (loss) (c)	(0.13)

Total from investment operations	(0.13)

Net asset value, end of period	$29.87

Total return (d)	(0.45)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,987
Ratios to average net assets:
Total expenses	0.45	%(e)
Net investment income (loss)	0.10	%(e)
Portfolio turnover rate (f)	2	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

24

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (Unaudited)

1.	Organization

SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of seventy-eight (78) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):

SPDR Kensho Intelligent Structures ETF

SPDR Kensho Smart Mobility ETF

SPDR Kensho Future Security ETF

Each Fund is classified as a non-diversified investment company under the 1940 Act.

The Funds were formed on December 26, 2017 and commenced operations on December 27, 2017.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

25

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV” ) per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ underlying benchmarks.

Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to

26

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2017, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no material transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.

Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

27

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Distributions

Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement (the “Agreement” ) with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate
SPDR Kensho Intelligent Structures ETF	0.45%
SPDR Kensho Smart Mobility ETF	0.45
SPDR Kensho Future Security ETF	0.45

The Adviser pays all expenses of each Fund other than management fee, brokerage expenses, taxes, interest, the fees and expenses of the Trust’s independent trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.

From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2018. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2018 except with the approval of the Funds’ Board of Trustees.

28

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Distributor

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2017 are disclosed in the Schedules of Investments.

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2017, were as follows:

	Purchases	Sales
SPDR Kensho Intelligent Structures ETF	$—	$—
SPDR Kensho Smart Mobility ETF	—	—
SPDR Kensho Future Security ETF	50,023	49,126

29

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

For the period ended December 31, 2017, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

			In-kind Net
	In-kind	In-kind	Realized
	Contributions	Redemptions	Gains/(Losses)
SPDR Kensho Intelligent Structures ETF	$2,995,123	$—	$—
SPDR Kensho Smart Mobility ETF	2,993,472	—	—
SPDR Kensho Future Security ETF	2,994,570	—	—

6.	Shareholder Transactions

Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or Custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes on Net Assets.

7.	Income Tax Information

The Funds will file federal and various state and local tax returns as required.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

30

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
SPDR Kensho Intelligent Structures ETF	$3,000,000	$11,038	$9,600	$1,438
SPDR Kensho Smart Mobility ETF	3,000,000	5,986	22,802	(16,816)
SPDR Kensho Future Security ETF	3,050,023	7,118	20,636	(13,518)

8.	Risks

Concentration Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds’ were more broadly diversified.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

31

SPDR SERIES TRUST

OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

32

SPDR SERIES TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

	SPDR Kensho	SPDR Kensho	SPDR Kensho
	Intelligent	Smart Mobility	Future Security
	Structures ETF	ETF	ETF
Annualized Expense Ratio	0.45%	0.45%	0.45%
Actual:
Ending Account Value	$1,000.00	$1,000.00	$1,000.00
Expenses Paid During Period(a)	0.06	0.06	0.06
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.90	1,022.90	1,022.90
Expenses Paid During Period(b)	2.29	2.29	2.29

(a)	Actual period is from commencement of operations as defined in the notes to financial statements.
(b)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365 .

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

33

SPDR SERIES TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Approval of Advisory Agreement

At an in-person meeting held prior to December 31, 2017, the Board of Trustees of the Trust (the “Board”) evaluated proposals related to the initial approval of advisory arrangements for new series of the Trust, including proposals to approve the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the SPDR® Kensho Intelligent Structures ETF, SPDR® Kensho Smart Mobility ETF and SPDR® Kensho Future Security ETF (the “New ETFs”), each of which commenced operations during the period covered by this Semi-Annual Report. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.

To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser with respect to the New ETFs under the Agreement, (ii) fees charged to comparable funds, (iii) other benefits to the Adviser, and (iv) extent to which economies of scale would be shared as the New ETFs grow.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services expected to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s anticipated responsibilities for managing investment operations of each New ETF in accordance with each New ETF’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of each New ETF as an exchange-traded fund, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, and regulatory compliance of each New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each New ETF’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment

34

SPDR SERIES TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular and specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives, as applicable.

Fees Charged to Comparable Funds

The Board evaluated each New ETF’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds. The Board reviewed the universe of similar exchange-traded funds for each New ETF based upon data independently obtained from Broadridge Financial Services, Inc. (formerly, Lipper Analytical Services) and related comparative information for similar exchange-traded funds. The Board also reviewed the estimated expense ratio for each New ETF. In doing so, the Board used a fund by fund analysis of the data.

Other Benefits

The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

Economies of Scale

The Board reviewed information regarding economies of scale or other efficiencies that may result as each New ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in any New ETF’s advisory fee rate as assets of each New ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for each New ETF by fixing a relatively low advisory fee, effectively sharing the benefits of lower fees with each New ETF from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of break points. The Board noted that, because each New ETF is new, there are no economies of scale to share, but it intends to continue to monitor fees as each New ETF grows in size and assess whether fee break points may be warranted.

35

SPDR SERIES TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Conclusion

After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each New ETF. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services expected to be provided by the Adviser with respect to each New ETF were appropriate; (b) the Adviser’s unitary fee for each New ETF, considered in relation to services expected to be provided and in relation to fees charged to comparable funds, was fair and reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions.

36

SPDR Series Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce S. Rosenberg, Treasurer

Ann Carpenter, Vice President; Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse D. Hallee, Secretary

Brian Harris, Chief Compliance Officer;

Anti-Money Laundering Officer; Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Advisors Funds

Distributors, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20006

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Fund Shares are distributed by State Street Global Advisors Funds Distributors, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC; member FINRA, SIPC.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds

For more complete information, please call 866.787.2257 or

visit www.spdrs.com today.

State Street Global Advisors

State Street Financial Center

One Lincoln Street

Boston, MA 02111

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.

KENSHO© is a registered service mark of Kensho Technologies Inc. (“Kensho”), and all Kensho financial indices in the Kensho New Economies© family and such indices’ corresponding service marks have been licensed by the Licensee in connection with the SPDR Kensho Intelligent Structures ETF, SPDR Kensho Smart Mobility ETF and SPDR Kensho Future Security ETF (collectively, the “SPDR ETFs”). The SPDR ETFs are not marketed, sold, or sponsored by Kensho, Kensho’s affiliates, or Kensho’s third party licensors.

Kensho is not an investment adviser or broker dealer and Kensho makes no representation regarding the advisability of investing in any investment fund, other investment vehicle, security or other financial product regardless of whether or not it is based on, derived from, or included as a constituent of any Kensho New Economies© family index. Kensho bears no responsibility or liability for any business decision, input, recommendation, or action taken based on Kensho indices or any products based on, derived from, or included as a constituent of any such index. All referenced names and trademarks are the property of their respective owners.

Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500, SPDR S&P MidCap 400 and SPDR Dow Jones Industrial Average, each an unit investment trust. ALPS Portfolio Solutions Distributor, Inc. is distributor for The Select Sector SPDR Trust. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Advisors Funds Distributors, LLC.

Distributor: State Street Global Advisors Funds Distributors, LLC is the distributor for all registered products on behalf of the adviser. SSGA Funds Management has retained GSO Capital Partners, Nuveen Asset Management, Massachusetts Financial Services Company & DoubleLine Capital LP as sub advisers for certain series of the Trust.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

© 2018 State Street Corporation - All Rights Reserved SPDRKENSHOSAR

Semi-Annual Report

December 31, 2017

SPDR® Series Trust -

Fixed Income Funds

SPDR Bloomberg Barclays Convertible Securities ETF

SPDR Bloomberg Barclays High Yield Bond ETF

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (UNAUDITED)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of December 31, 2017

Description	% of Net Assets
Mandatory Exchangeable Trust 5.75% 6/3/2019	8.6%
Wells Fargo & Co. 7.50% 12/31/2049	3.4
Intel Corp. 3.25% 8/1/2039	3.0
VeriSign, Inc. 4.70% 8/15/2037	2.7
Bank of America Corp. 7.25% 12/31/2049	2.7
TOTAL	20.4%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of December 31, 2017

% of Net Assets
Corporate Bonds & Notes	68.3%
Convertible Preferred Stocks	30.9
Common Stocks	0.4
Short-Term Investments	4.7
Liabilities in Excess of Other Assets	(4.3)
TOTAL	100.0%

(The asset allocation is expressed as a percentage of net assets and may change over time.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Financial	23.5%
Technology	21.8
Communications	18.6
Consumer, Non-cyclical	17.0
Energy	5.4
Consumer, Cyclical	4.8
Industrial	4.2
Utilities	4.0
Basic Materials	0.3
Short-Term Investments	4.7
Liabilities in Excess of Other Assets	(4.3)
TOTAL	100.0

(The sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

1

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of December 31, 2017

Description	% of Net Assets
SFR Group SA 7.38% 5/1/2026	0.6%
Sprint Corp. 7.88% 9/15/2023	0.5
SFR Group SA 6.00% 5/15/2022	0.5
Western Digital Corp. 10.50% 4/1/2024	0.4
First Data Corp. 7.00% 12/1/2023	0.4
TOTAL	2.4%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of December 31, 2017

% of Net Assets
Corporate Bonds & Notes	97.5%
Warrants	0.0 *
Common Stocks	0.0 *
Short-Term Investments	6.0
Liabilities in Excess of Other Assets	(3.5)
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.

(The asset allocation is expressed as a percentage of net assets and may change over time.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Communications	20.3%
Consumer, Non-cyclical	17.6
Consumer, Cyclical	13.0
Energy	12.3
Financial	10.6
Industrial	8.3
Technology	6.9
Basic Materials	4.7
Utilities	3.5
Diversified	0.3
Short-Term Investments	6.0
Liabilities in Excess of Other Assets	(3.5)
TOTAL	100.0

(The sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

2

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of December 31, 2017

Description	% of Net Assets
SFR Group SA 6.00% 5/15/2022	0.9%
HCA, Inc. 6.50% 2/15/2020	0.7
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.75% 10/15/2020	0.7
Altice Luxembourg SA 7.75% 5/15/2022	0.6
Tenet Healthcare Corp. 8.13% 4/1/2022	0.6
TOTAL	3.5%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of December 31, 2017

% of Net Assets
Corporate Bonds & Notes	98.1%
Common Stocks	0.1
Warrants	0.0
Short-Term Investments	8.6 *
Liabilities in Excess of Other Assets	(6.8)
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.

(The asset allocation is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

3

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF —

PORTFOLIO STATISTICS (UNAUDITED) (CONTINUED)

Sector Breakdown as of December 31, 2017

% of Net Assets
Communications	19.5%
Consumer, Non-cyclical	16.7
Consumer, Cyclical	13.1
Energy	12.8
Financial	12.6
Industrial	8.7
Basic Materials	7.3
Technology	4.9
Utilities	2.2
Diversified	0.4
Short-Term Investments	8.6
Liabilities in Excess of Other Assets	(6.8)
TOTAL	100.0

(The sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

4

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 68.3%
APPAREL — 0.1%
Iconix Brand Group, Inc. 1.50%, 3/15/2018 (a)	$3,775,000	$3,130,608

AUTO MANUFACTURERS — 2.7%
Navistar International Corp. 4.75%, 4/15/2019	11,200,000	12,183,360
Tesla, Inc.:
0.25%, 3/1/2019	24,514,000	25,881,881
1.25%, 3/1/2021 (a)	37,050,000	40,121,445
2.38%, 3/15/2022	25,900,000	30,137,240

		108,323,926

BIOTECHNOLOGY — 3.0%
BioMarin Pharmaceutical, Inc.:
0.60%, 8/1/2024	13,000,000	12,979,200
0.75%, 10/15/2018	10,000,000	10,781,000
1.50%, 10/15/2020	9,800,000	11,610,060
Illumina, Inc.:
Zero Coupon, 6/15/2019	16,445,000	17,887,227
0.50%, 6/15/2021 (a)	13,475,000	15,927,450
Intercept Pharmaceuticals, Inc. 3.25%, 7/1/2023	12,000,000	9,626,400
Ionis Pharmaceuticals, Inc. 1.00%, 11/15/2021	18,165,000	19,234,918
Medicines Co.:
2.50%, 1/15/2022	10,000,000	10,547,000
2.75%, 7/15/2023	11,400,000	10,453,800

		119,047,055

COMMERCIAL SERVICES — 1.3%
Euronet Worldwide, Inc. 1.50%, 10/1/2044	10,500,000	12,954,900
Macquarie Infrastructure Corp.:
2.00%, 10/1/2023	9,500,000	9,126,650
2.88%, 7/15/2019 (a)	10,300,000	10,602,820

See accompanying notes to financial statements.

5

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Square, Inc. 0.38%, 3/1/2022 (b)	$11,500,000	$18,779,500

		51,463,870

CONSTRUCTION MATERIALS — 0.2%
Cemex SAB de CV 3.75%, 3/15/2018	10,000,000	10,142,000

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Blackhawk Network Holdings, Inc. 1.50%, 1/15/2022 (a)	12,850,000	13,198,235

ELECTRICAL COMPONENTS & EQUIPMENT — 0.7%
General Cable Corp. 4.50%, 11/15/2029 (c)	11,000,000	11,617,100
SunPower Corp. 4.00%, 1/15/2023	21,245,000	18,187,844

		29,804,944

ENERGY-ALTERNATE SOURCES — 0.3%
SolarCity Corp. 1.63%, 11/1/2019 (a)	14,957,000	13,892,062

ENGINEERING & CONSTRUCTION — 0.4%
Dycom Industries, Inc. 0.75%, 9/15/2021	12,500,000	16,346,250

GAS — 0.6%
CenterPoint Energy, Inc. 3.40%, 9/15/2029 (c)	374,421	25,228,487

HEALTH CARE PRODUCTS — 1.5%
Insulet Corp. 1.38%, 11/15/2024 (b)	10,000,000	10,153,000
NuVasive, Inc. 2.25%, 3/15/2021	16,982,000	19,941,963
Wright Medical Group NV 2.25%, 11/15/2021	8,750,000	10,669,750
Wright Medical Group, Inc. 2.00%, 2/15/2020	17,478,000	17,913,202

		58,677,915

HEALTH CARE SERVICES — 1.6%
Anthem, Inc. 2.75%, 10/15/2042	11,243,000	34,825,192

See accompanying notes to financial statements.

6

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Molina Healthcare, Inc. 1.13%, 1/15/2020	$14,350,000	$27,656,755

		62,481,947

INSURANCE — 0.8%
MGIC Investment Corp. 9.00%, 4/1/2063 (b)	10,000,000	13,744,000
Old Republic International Corp. 3.75%, 3/15/2018	12,572,000	17,466,280

		31,210,280

INTERNET — 12.7%
Altaba, Inc.
Zero Coupon, 12/1/2018	37,656,000	50,752,757
Ctrip.com International, Ltd.: 1.00%, 7/1/2020	22,625,000	23,808,287
1.25%, 10/15/2018 (a)	7,875,000	9,270,450
1.25%, 9/15/2022	27,925,000	28,542,142
1.99%, 7/1/2025	10,000,000	11,151,000
FireEye, Inc.:
Series A, 1.00%, 6/1/2035 (a)	12,250,000	11,483,150
Series B, 1.63%, 6/1/2035	12,000,000	11,010,000
IAC FinanceCo, Inc. 0.88%, 10/1/2022 (a) (b)	13,500,000	14,280,300
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047 (a) (b)	11,000,000	10,896,600
Priceline Group, Inc.:
0.35%, 6/15/2020	25,902,000	35,866,499
0.90%, 9/15/2021 (a)	26,150,000	30,637,340
1.00%, 3/15/2018	19,136,000	35,259,994
Twitter, Inc.: 0.25%, 9/15/2019	25,200,000	24,053,400
1.00%, 9/15/2021	24,500,000	22,721,300
VeriSign, Inc. 4.70%, 8/15/2037	32,778,000	109,842,356
Vipshop Holdings, Ltd. 1.50%, 3/15/2019	16,422,000	16,346,459
Wayfair, Inc. 0.38%, 9/1/2022 (b)	11,350,000	11,865,290
Weibo Corp. 1.25%, 11/15/2022 (b)	25,500,000	28,157,100
Yandex NV 1.13%, 12/15/2018	10,500,000	10,315,200

See accompanying notes to financial statements.

7

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Zillow Group, Inc. 2.00%, 12/1/2021	$12,300,000	$13,445,130

		509,704,754

INVESTMENT COMPANY SECURITY — 0.5%
Ares Capital Corp. 3.75%, 2/1/2022 (b)	10,000,000	10,263,000
Prospect Capital Corp. 4.75%, 4/15/2020	10,800,000	10,831,320

		21,094,320

IT SERVICES — 0.3%
Lumentum Holdings, Inc. 0.25%, 3/15/2024 (b)	11,950,000	13,372,050

LODGING — 1.8%
Caesars Entertainment Corp. 5.00%, 10/1/2024	29,413,020	56,808,307
China Lodging Group, Ltd.:
0.38%, 11/1/2022 (b)	7,000,000	7,616,700
0.38%, 11/1/2022 (a) (b)	5,500,000	5,984,550

		70,409,557

MEDIA — 5.3%
DISH Network Corp.:
2.38%, 3/15/2024 (b)	25,000,000	24,015,000
3.38%, 8/15/2026	81,042,000	88,327,676
Liberty Interactive LLC:
1.75%, 9/30/2046 (b)	19,390,000	22,379,938
3.50%, 1/15/2031	8,500,000	4,845,000
3.75%, 2/15/2030	12,000,000	8,284,800
4.00%, 11/15/2029	9,985,504	6,985,859
Liberty Media Corp.:
1.38%, 10/15/2023	27,127,000	31,111,956
2.25%, 9/30/2046	11,500,000	11,966,900

See accompanying notes to financial statements.

8

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Liberty Media Corp-Liberty Formula One 1.00%, 1/30/2023 (b)	$12,000,000	$13,476,000

		211,393,129

METAL FABRICATE & HARDWARE — 0.3%
RTI International Metals, Inc. 1.63%, 10/15/2019	10,500,000	12,010,950
MINING — 0.3%
Royal Gold, Inc. 2.88%, 6/15/2019	10,000,000	10,759,000
MISCELLANEOUS MANUFACTURER — 0.5%
Trinity Industries, Inc. 3.88%, 6/1/2036	11,500,000	18,179,200
OIL & GAS — 2.3%
Cheniere Energy, Inc. 4.25%, 3/15/2045	17,050,000	12,071,400
Chesapeake Energy Corp. 5.50%, 9/15/2026 (b)	39,600,000	36,380,520
Ensco Jersey Finance, Ltd. 3.00%, 1/31/2024 (a)	22,300,000	19,949,580
Nabors Industries, Inc. 0.75%, 1/15/2024 (a) (b)	14,200,000	10,908,440
Whiting Petroleum Corp. 1.25%, 4/1/2020	14,800,000	13,618,960

		92,928,900

OIL & GAS SERVICES — 0.9%
Weatherford International, Ltd. 5.88%, 7/1/2021 (a)	33,150,000	35,530,170

PHARMACEUTICALS — 3.5%
DexCom, Inc. 0.75%, 5/15/2022 (b)	10,600,000	10,020,180
Herbalife, Ltd. 2.00%, 8/15/2019	30,308,000	30,141,306
Horizon Pharma Investment, Ltd. 2.50%, 3/15/2022	10,500,000	9,760,800
Impax Laboratories, Inc. 2.00%, 6/15/2022	17,100,000	16,612,650
Jazz Investments I, Ltd.:
1.50%, 8/15/2024 (a) (b)	15,000,000	14,134,500
1.88%, 8/15/2021 (a)	15,222,000	15,250,922
Neurocrine Biosciences, Inc. 2.25%, 5/15/2024 (b)	13,500,000	17,227,350

See accompanying notes to financial statements.

9

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Sarepta Therapeutics, Inc. 1.50%, 11/15/2024 (b)	$15,000,000	$16,213,500
Teva Pharmaceutical Finance Co. LLC Series C, 0.25%, 2/1/2026	13,297,000	11,719,976

		141,081,184

REAL ESTATE INVESTMENT TRUSTS — 2.4%
Blackstone Mortgage Trust, Inc. 4.38%, 5/5/2022	11,450,000	11,605,720
Colony NorthStar, Inc. 3.88%, 1/15/2021	10,650,000	10,593,555
Extra Space Storage L.P. 3.13%, 10/1/2035 (b)	15,080,000	16,874,520
Spirit Realty Capital, Inc. 2.88%, 5/15/2019	10,750,000	10,766,125
Starwood Property Trust, Inc.: 4.00%, 1/15/2019	8,450,000	9,273,030
4.55%, 3/1/2018	9,600,000	9,859,200
VEREIT, Inc.:
3.00%, 8/1/2018	20,284,000	20,290,085
3.75%, 12/15/2020	6,025,000	6,187,073

		95,449,308

RETAIL — 0.2%
RH
Zero Coupon, 6/15/2019 (b)	9,250,000	9,298,100

SEMICONDUCTORS — 14.0%
Advanced Micro Devices, Inc. 2.13%, 9/1/2026	21,050,000	31,865,490
Integrated Device Technology, Inc. 0.88%, 11/15/2022	9,000,000	10,115,100
Intel Corp. 3.25%, 8/1/2039	53,653,000	119,748,131
Microchip Technology, Inc.:
1.63%, 2/15/2025	45,410,000	77,682,887
1.63%, 2/15/2027 (b)	54,600,000	64,171,380
2.25%, 2/15/2037 (b)	18,100,000	21,414,110
Micron Technology, Inc. Series G, 3.00%, 11/15/2043	27,225,000	39,400,020
Novellus Systems, Inc. 2.63%, 5/15/2041	13,792,000	75,926,339
NXP Semiconductors NV 1.00%, 12/1/2019	29,950,000	37,170,945

See accompanying notes to financial statements.

10

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
ON Semiconductor Corp.:
1.00%, 12/1/2020	$18,175,000	$23,258,547
1.63%, 10/15/2023 (a) (b)	15,050,000	18,642,435
Silicon Laboratories, Inc. 1.38%, 3/1/2022 (b)	10,600,000	12,282,220
Synaptics, Inc. 0.50%, 6/15/2022 (b)	13,450,000	12,376,690
Teradyne, Inc. 1.25%, 12/15/2023 (a)	12,000,000	17,224,800

		561,279,094

SOFTWARE — 7.5%
Akamai Technologies, Inc.
Zero Coupon, 2/15/2019	17,900,000	18,027,090
Citrix Systems, Inc. 0.50%, 4/15/2019	37,590,000	48,750,471
HubSpot, Inc. 0.25%, 6/1/2022 (b)	10,341,000	11,862,161
j2 Global, Inc. 3.25%, 6/15/2029	10,750,000	13,409,550
Nuance Communications, Inc.: 1.00%, 12/15/2035	18,045,000	17,258,238
1.25%, 4/1/2025 (b)	9,600,000	9,837,120
Red Hat, Inc. 0.25%, 10/1/2019	21,055,000	34,778,649
salesforce.com, Inc. 0.25%, 4/1/2018	30,025,000	46,076,365
ServiceNow, Inc.:
Zero Coupon, 11/1/2018 (a)	15,218,000	26,890,206
Zero Coupon, 6/1/2022 (b)	20,400,000	23,331,480
Verint Systems, Inc. 1.50%, 6/1/2021	10,500,000	10,223,850
Workday, Inc.:
0.25%, 10/1/2022 (b)	30,100,000	29,823,080
0.75%, 7/15/2018	9,200,000	11,558,880

		301,827,140

TELECOMMUNICATIONS — 1.8%
Finisar Corp. 0.50%, 12/15/2036	16,925,000	15,728,402
Gogo, Inc. 3.75%, 3/1/2020	9,725,000	8,765,143
Palo Alto Networks, Inc.
Zero Coupon, 7/1/2019	15,125,000	20,777,212

See accompanying notes to financial statements.

11

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Viavi Solutions, Inc.:
0.63%, 8/15/2033	$18,050,000	$18,605,940
1.00%, 3/1/2024 (b)	8,000,000	7,869,600

		71,746,297

TRANSPORTATION — 0.5%
Golar LNG, Ltd. 2.75%, 2/15/2022 (b)	10,500,000	11,196,150
Scorpio Tankers, Inc. 2.38%, 7/1/2019 (b)	9,200,000	8,324,160

		19,520,310

TOTAL CORPORATE BONDS & NOTES (Cost $2,473,681,179)		2,738,531,042

	Shares
COMMON STOCKS — 0.4%
OIL, GAS & CONSUMABLE FUELS — 0.4%
Peabody Energy Corp. (d) (cost $11,905,277)	400,000	15,748,000

CONVERTIBLE PREFERRED STOCKS — 30.9%
AGRICULTURE — 0.5%
Bunge, Ltd. 4.88%, 12/31/2049	179,000	18,623,160

BANKS — 6.4%
Bank of America Corp. Series L, 7.25%, 12/31/2049	81,462	107,448,378
Huntington Bancshares, Inc. Series A, 8.50%, 1/15/2018	8,000	11,240,000
Wells Fargo & Co. Series L, 7.50%, 12/31/2049	104,884	137,396,991

		256,085,369

DIVERSIFIED FINANCIAL SERVICES — 0.3%
AMG Capital Trust II 5.15%, 10/15/2037	192,088	12,245,610

ELECTRIC — 3.4%
Dominion Energy, Inc. Series A, 6.75%, 8/15/2019	732,500	37,840,950
DTE Energy Co. 6.50%, 10/1/2019	355,059	19,158,984
Dynegy, Inc. 7.00%, 7/1/2019	120,000	9,506,400

See accompanying notes to financial statements.

12

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
NextEra Energy, Inc.:
6.12%, 9/1/2019	794,959	$44,676,696
6.37%, 9/1/2018	365,897	25,459,113

		136,642,143

ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Belden, Inc. 6.75%, 7/15/2019	134,250	13,834,462

ENVIRONMENTAL CONTROL — 0.3%
Stericycle, Inc. 5.25%, 9/15/2018	215,000	11,382,100

HAND & MACHINE TOOLS — 0.6%
Stanley Black & Decker, Inc. 5.38%, 5/15/2020 (a)	197,944	24,297,626

HEALTH CARE PRODUCTS — 1.9%
Becton Dickinson and Co. Series A, 6.13%, 5/1/2020	1,309,000	75,791,100

HEALTH CARE SERVICES — 0.9%
Anthem, Inc. 5.25%, 5/1/2018	653,000	36,568,000

INVESTMENT COMPANY SECURITY — 8.6%
Mandatory Exchangeable Trust 5.75%, 6/3/2019 (b)	1,757,450	342,892,555

METAL FABRICATE & HARDWARE — 0.3%
Rexnord Corp. Series A, 5.75%, 11/15/2019	213,000	12,399,071

OIL & GAS — 0.7%
Anadarko Petroleum Corp. 7.50%, 6/7/2018	295,000	10,224,700
Hess Corp. 8.00%, 2/1/2019	295,924	17,128,081

		27,352,781

PHARMACEUTICALS — 2.8%
Allergan PLC Series A, 5.50%, 3/1/2018	134,131	78,634,299

See accompanying notes to financial statements.

13

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Teva Pharmaceutical Industries, Ltd. 7.00%, 12/15/2018	98,050	$34,790,101

		113,424,400

PIPELINES — 0.8%
Kinder Morgan, Inc. Series A, 9.75%, 10/26/2018 (a)	886,625	33,656,285

REAL ESTATE INVESTMENT TRUSTS — 2.9%
American Tower Corp. 5.50%, 2/15/2018	360,129	45,286,222
Crown Castle International Corp. Series A, 6.88%, 8/1/2020	43,150	48,438,464
Welltower, Inc. Series I, 6.50%, 12/31/2049	381,038	22,812,745

		116,537,431

TELECOMMUNICATIONS — 0.1%
Frontier Communications Corp. Series A, 11.13%, 6/29/2018	521,283	5,640,282

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,159,439,137)		1,237,372,375

SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (e) (f)	32,611,931	32,611,931
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	155,782,111	155,782,111

TOTAL SHORT-TERM INVESTMENTS (Cost $188,394,042)		188,394,042

TOTAL INVESTMENTS — 104.3% (Cost $3,833,419,635)		4,180,045,459

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(172,193,431)

NET ASSETS — 100.0%		$4,007,852,028

See accompanying notes to financial statements.

14

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 22.7% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2017. Maturity date shown is the final maturity.
(d)	Non-income producing security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2017.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Apparel	$—	$3,130,608	$—	$3,130,608
Auto Manufacturers	—	108,323,926	—	108,323,926
Biotechnology	—	119,047,055	—	119,047,055
Commercial Services	—	51,463,870	—	51,463,870
Construction Materials	—	10,142,000	—	10,142,000
Diversified Financial Services	—	13,198,235	—	13,198,235
Electrical Components & Equipment	—	29,804,944	—	29,804,944
Energy-Alternate Sources	—	13,892,062	—	13,892,062
Engineering & Construction	—	16,346,250	—	16,346,250
Gas	—	25,228,487	—	25,228,487
Health Care Products	—	58,677,915	—	58,677,915
Health Care Services	—	62,481,947	—	62,481,947
Insurance	—	31,210,280	—	31,210,280
Internet	—	509,704,754	—	509,704,754
Investment Company Security	—	21,094,320	—	21,094,320
IT Services	—	13,372,050	—	13,372,050
Lodging	—	70,409,557	—	70,409,557
Media	—	211,393,129	—	211,393,129
Metal Fabricate & Hardware	—	12,010,950	—	12,010,950
Mining	—	10,759,000	—	10,759,000
Miscellaneous Manufacturer	—	18,179,200	—	18,179,200
Oil & Gas	—	92,928,900	—	92,928,900
Oil & Gas Services	—	35,530,170	—	35,530,170

See accompanying notes to financial statements.

15

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Pharmaceuticals	$—	$141,081,184	$—	$141,081,184
Real Estate Investment Trusts	—	95,449,308	—	95,449,308
Retail	—	9,298,100	—	9,298,100
Semiconductors	—	561,279,094	—	561,279,094
Software	—	301,827,140	—	301,827,140
Telecommunications	—	71,746,297	—	71,746,297
Transportation	—	19,520,310	—	19,520,310
Convertible Preferred Stocks
Agriculture	18,623,160	—	—	18,623,160
Banks	256,085,369	—	—	256,085,369
Diversified Financial Services	12,245,610	—	—	12,245,610
Electric	136,642,143	—	—	136,642,143
Electrical Components & Equipment	13,834,462	—	—	13,834,462
Environmental Control	11,382,100	—	—	11,382,100
Hand & Machine Tools	24,297,626	—	—	24,297,626
Health Care Products	75,791,100	—	—	75,791,100
Health Care Services	36,568,000	—	—	36,568,000
Investment Company Security	342,892,555	—	—	342,892,555
Metal Fabricate & Hardware	—	12,399,071	—	12,399,071
Oil & Gas	27,352,781	—	—	27,352,781
Pharmaceuticals	113,424,400	—	—	113,424,400
Pipelines	33,656,285	—	—	33,656,285
Real Estate Investment Trusts	68,098,967	48,438,464	—	116,537,431
Telecommunications	5,640,282	—	—	5,640,282
Common Stocks
Oil, Gas & Consumable Fuels	15,748,000	—	—	15,748,000
Short-Term Investments	188,394,042	—	—	188,394,042

TOTAL INVESTMENTS	$1,380,676,882	$2,799,368,577	$—	$4,180,045,459

See accompanying notes to financial statements.

16

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	50,165,306	$50,165,306	$345,233,374	$362,786,749	$—	$—	32,611,931	$32,611,931	$135,984
State Street Navigator Securities Lending Government Money Market Portfolio	146,798,009	146,798,009	406,337,326	397,353,224	—	—	155,782,111	155,782,111	1,005,931

Total		$196,963,315	$751,570,700	$760,139,973	$—	$—		$188,394,042	$1,141,915

See accompanying notes to financial statements.

17

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.5%
ADVERTISING — 0.3%
Acosta, Inc. 7.75%, 10/1/2022 (a) (b)	$10,487,000	$7,655,510
Lamar Media Corp. 5.38%, 1/15/2024	6,282,000	6,564,690
MDC Partners, Inc. 6.50%, 5/1/2024 (a) (b)	12,692,000	12,755,460
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/2022	8,703,000	8,920,575
5.63%, 2/15/2024	7,880,000	8,219,825

		44,116,060

AEROSPACE & DEFENSE — 0.8%
Arconic, Inc. 5.13%, 10/1/2024	17,822,000	18,969,291
KLX, Inc. 5.88%, 12/1/2022 (a)	17,456,000	18,241,520
TransDigm, Inc.:
6.00%, 7/15/2022 (b)	18,714,000	19,064,888
6.38%, 6/15/2026	14,209,000	14,351,090
6.50%, 7/15/2024 (b)	16,838,000	17,216,855
6.50%, 5/15/2025	11,121,000	11,357,877
Triumph Group, Inc. 7.75%, 8/15/2025 (a) (b)	6,969,000	7,421,985

		106,623,506

AGRICULTURE — 0.2%
Alliance One International, Inc. 9.88%, 7/15/2021 (b)	10,352,000	9,549,720
Vector Group, Ltd. 6.13%, 2/1/2025 (a)	12,390,000	12,823,650

		22,373,370

AIRLINES — 0.2%
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a)	6,948,000	7,060,558
5.50%, 10/1/2019 (a)	12,304,000	12,676,811

		19,737,369

APPAREL — 0.3%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	12,774,000	13,045,448
4.88%, 5/15/2026 (a)	13,710,500	14,044,693

See accompanying notes to financial statements.

18

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Under Armour, Inc. 3.25%, 6/15/2026 (b)	$9,784,000	$8,510,344

		35,600,485

AUTO MANUFACTURERS — 1.1%
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	10,521,000	11,559,949
Fiat Chrysler Automobiles NV:
4.50%, 4/15/2020	21,871,000	22,390,436
5.25%, 4/15/2023 (b)	21,783,000	22,743,086
Jaguar Land Rover Automotive PLC:
3.50%, 3/15/2020 (a)	7,009,000	7,070,679
4.13%, 12/15/2018 (a)	8,641,000	8,738,211
4.25%, 11/15/2019 (a) (b)	7,066,000	7,189,655
4.50%, 10/1/2027 (a)	7,590,000	7,509,356
5.63%, 2/1/2023 (a)	6,754,000	6,910,186
Navistar International Corp. 6.63%, 11/1/2025 (a)	16,212,000	16,921,275
Tesla, Inc. 5.30%, 8/15/2025 (a) (b)	27,223,000	26,202,138

		137,234,971

AUTO PARTS & EQUIPMENT — 1.3%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a)	11,573,000	11,891,257
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	15,319,000	15,797,719
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025 (a) (b)	10,399,000	10,944,947
6.50%, 4/1/2027 (a) (b)	7,217,000	7,613,935
Delphi Technologies PLC 5.00%, 10/1/2025 (a)	11,386,000	11,514,662
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	10,133,000	10,367,326
5.00%, 5/31/2026	13,167,000	13,562,010
5.13%, 11/15/2023 (b)	14,759,000	15,349,360
IHO Verwaltungs GmbH:
4.13%, 9/15/2021 (a)	6,990,149	7,112,477
4.50%, 9/15/2023 (a)	7,740,000	7,890,156
4.75%, 9/15/2026 (a)	7,477,000	7,579,809
Tenneco, Inc. 5.00%, 7/15/2026 (b)	6,605,000	6,780,445
ZF North America Capital, Inc.:
4.00%, 4/29/2020 (a)	7,830,000	8,111,880

See accompanying notes to financial statements.

19

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 4/29/2022 (a)	$10,143,000	$10,714,051
4.75%, 4/29/2025 (a)	13,641,000	14,459,460

		159,689,494

BANKS — 2.0%
CIT Group, Inc.:
3.88%, 2/19/2019	9,792,000	9,902,160
5.00%, 8/15/2022	5,055,000	5,358,300
5.00%, 8/1/2023	11,379,000	12,132,859
Deutsche Bank AG:
4.50%, 4/1/2025 (b)	22,587,000	22,897,571
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (b) (c)	15,494,000	15,382,443
USD 5 year swap rate + 2.25%, 4.30%, 5/24/2028 (c)	21,923,000	21,655,540
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	29,284,000	29,942,890
5.71%, 1/15/2026 (a)	21,089,000	22,182,992
Royal Bank of Scotland Group PLC:
5.13%, 5/28/2024	32,554,000	34,471,756
6.00%, 12/19/2023	30,397,000	33,455,698
6.10%, 6/10/2023	13,808,000	15,181,896
6.13%, 12/15/2022	8,737,000	9,556,094
UniCredit SpA 5 Year USD ICE Swap + 3.70% 5.86%, 6/19/2032 (a) (c)	14,588,000	15,556,643

		247,676,842

BEVERAGES — 0.2%
Cott Beverages, Inc. 5.38%, 7/1/2022	9,209,000	9,580,123
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	10,783,000	11,079,532

		20,659,655

BIOTECHNOLOGY — 0.1%
AMAG Pharmaceuticals, Inc. 7.88%, 9/1/2023 (a)	7,961,000	7,752,024
Concordia International Corp.:
7.00%, 4/15/2023 (a)	11,675,000	1,138,313
9.50%, 10/21/2022 (a)	12,439,000	1,212,802

		10,103,139

CHEMICALS — 2.1%
Axalta Coating Systems LLC 4.88%, 8/15/2024 (a)	7,258,000	7,611,828
Blue Cube Spinco, Inc.:
9.75%, 10/15/2023	10,105,500	11,999,776

See accompanying notes to financial statements.

20

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
10.00%, 10/15/2025	$8,026,000	$9,631,200
CF Industries, Inc. 3.45%, 6/1/2023 (b)	10,488,000	10,344,314
Chemours Co.:
5.38%, 5/15/2027	7,215,000	7,481,053
6.63%, 5/15/2023	17,313,000	18,308,497
7.00%, 5/15/2025	13,185,000	14,338,687
Consolidated Energy Finance SA 6.88%, 6/15/2025 (a)	7,122,000	7,553,771
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a) (b)	8,746,000	9,391,018
GCP Applied Technologies, Inc. 9.50%, 2/1/2023 (a)	8,330,000	9,261,919
Hexion, Inc. 10.38%, 2/1/2022 (a)	8,139,000	7,569,270
Huntsman International LLC 4.88%, 11/15/2020	2,607,000	2,717,798
INEOS Group Holdings SA 5.63%, 8/1/2024 (a) (b)	6,781,000	7,052,240
INVISTA Finance LLC 4.25%, 10/15/2019 (a)	10,130,000	10,256,625
Momentive Performance Materials, Inc. 3.88%, 10/24/2021	14,853,000	15,521,385
Olin Corp. 5.13%, 9/15/2027 (b)	6,951,000	7,324,616
Platform Specialty Products Corp.:
5.88%, 12/1/2025 (a) (b)	13,849,000	13,745,133
6.50%, 2/1/2022 (a)	14,235,000	14,715,431
PolyOne Corp. 5.25%, 3/15/2023	10,408,000	11,012,965
PQ Corp. 6.75%, 11/15/2022 (a)	8,299,000	8,879,930
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	8,923,000	9,714,916
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (a)	6,889,000	6,863,166
SPCM SA 4.88%, 9/15/2025 (a)	9,694,000	9,766,705
TPC Group, Inc. 8.75%, 12/15/2020 (a)	9,642,000	9,642,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	7,455,000	7,697,288
Tronox Finance LLC 7.50%, 3/15/2022 (a)	9,296,000	9,691,080

See accompanying notes to financial statements.

21

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	$11,167,000	$11,739,309

		269,831,920

COAL — 0.6%
CNX Resources Corp. 5.88%, 4/15/2022	28,824,000	29,436,510
CONSOL Energy, Inc. 8.00%, 4/1/2023	7,557,000	8,100,159
Murray Energy Corp. 11.25%, 4/15/2021 (a)	15,391,000	7,869,418
Peabody Energy Corp.:
6.00%, 3/31/2022 (a)	8,450,000	8,788,000
6.38%, 3/31/2025 (a)	7,241,000	7,521,589
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	8,930,000	9,331,850

		71,047,526

COMMERCIAL SERVICES — 4.4%
ADT Corp.:
4.13%, 6/15/2023	10,107,000	10,132,267
4.88%, 7/15/2032 (a)	9,823,000	9,313,432
6.25%, 10/15/2021	15,519,000	16,954,507
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	7,987,000	7,627,585
APTIM Corp. 7.75%, 6/15/2025 (a)	8,151,000	7,947,225
APX Group, Inc.:
7.88%, 12/1/2022	13,389,000	14,326,230
8.75%, 12/1/2020	457,000	465,569
Ashtead Capital, Inc.:
4.13%, 8/15/2025 (a)	8,767,000	8,854,670
4.38%, 8/15/2027 (a)	8,361,000	8,512,543
5.63%, 10/1/2024 (a)	7,198,000	7,647,875
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.50%, 4/1/2023 (b)	9,413,000	9,671,858
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	14,733,000	15,506,482
Brink’s Co. 4.63%, 10/15/2027 (a)	7,898,000	7,754,849
Cenveo Corp. 6.00%, 8/1/2019 (a)	8,640,000	6,177,600

See accompanying notes to financial statements.

22

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Gartner, Inc. 5.13%, 4/1/2025 (a)	$10,514,000	$10,987,130
GW Honos Security Corp. 8.75%, 5/15/2025 (a)	7,298,000	7,799,738
Herc Rentals, Inc.:
7.50%, 6/1/2022 (a)	772,000	833,760
7.75%, 6/1/2024 (a) (b)	7,216,000	7,910,540
Hertz Corp.:
5.50%, 10/15/2024 (a) (b)	10,947,000	9,920,719
5.88%, 10/15/2020	1,974,000	1,971,533
6.25%, 10/15/2022	576,000	558,720
7.63%, 6/1/2022 (a) (b)	18,374,000	19,327,611
IHS Markit, Ltd.:
4.00%, 3/1/2026 (a)	3,731,000	3,726,336
4.75%, 2/15/2025 (a)	12,309,000	12,962,916
5.00%, 11/1/2022 (a)	9,130,000	9,898,746
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	18,110,000	18,336,375
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (a)	7,972,000	6,736,340
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	13,515,000	13,835,981
Laureate Education, Inc. 8.25%, 5/1/2025 (a)	12,720,000	13,443,450
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	7,958,000	8,176,845
Matthews International Corp. 5.25%, 12/1/2025 (a)	1,959,000	1,978,590
Nielsen Co. Luxembourg SARL:
5.00%, 2/1/2025 (a) (b)	7,899,000	8,175,465
5.50%, 10/1/2021 (a)	9,385,000	9,643,088
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	13,509,000	13,627,204
5.00%, 4/15/2022 (a)	34,727,000	35,638,584
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a)	47,844,000	52,987,230
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	7,151,000	7,392,346
Service Corp. International:
4.63%, 12/15/2027	8,090,000	8,208,114
5.38%, 5/15/2024	12,441,000	13,094,152
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	11,629,000	11,774,362

See accompanying notes to financial statements.

23

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a) (b)	$11,803,000	$10,534,177
United Rentals North America, Inc.:
4.63%, 7/15/2023	14,479,000	14,951,739
4.63%, 10/15/2025	11,688,000	11,746,440
4.88%, 1/15/2028	22,980,000	23,096,049
5.50%, 7/15/2025	11,572,000	12,266,320
5.50%, 5/15/2027	16,765,000	17,634,684
5.75%, 11/15/2024	13,404,000	14,090,955
5.88%, 9/15/2026	16,148,000	17,258,175

		561,417,106

CONSTRUCTION MATERIALS — 1.2%
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	11,971,000	12,457,322
CIMPOR Financial Operations B.V. 5.75%, 7/17/2024 (a) (b)	8,808,000	8,532,750
Griffon Corp.:
5.25%, 3/1/2022	6,106,000	6,182,325
5.25%, 3/1/2022 (a)	3,208,000	3,248,100
Masonite International Corp. 5.63%, 3/15/2023 (a)	8,495,000	8,869,629
Ply Gem Industries, Inc. 6.50%, 2/1/2022	6,916,000	7,140,770
RSI Home Products, Inc. 6.50%, 3/15/2023 (a)	8,371,000	8,768,623
St Marys Cement, Inc. Canada 5.75%, 1/28/2027 (a) (b)	6,646,000	6,986,597
Standard Industries, Inc.:
4.75%, 1/15/2028 (a)	13,807,000	13,807,000
5.00%, 2/15/2027 (a)	7,626,000	7,802,351
5.38%, 11/15/2024 (a)	16,993,000	17,757,685
5.50%, 2/15/2023 (a)	7,251,000	7,545,572
6.00%, 10/15/2025 (a)	17,423,000	18,599,052
Summit Materials LLC/Summit Materials Finance Corp. 6.13%, 7/15/2023	7,925,000	8,242,000
US Concrete, Inc. 6.38%, 6/1/2024	6,012,000	6,462,900

See accompanying notes to financial statements.

24

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
USG Corp. 4.88%, 6/1/2027 (a)	$5,878,000	$6,098,425

		148,501,101

DISTRIBUTION & WHOLESALE — 0.8%
American Tire Distributors, Inc. 10.25%, 3/1/2022 (a)	14,035,000	14,429,734
Avantor, Inc.:
6.00%, 10/1/2024 (a)	22,070,000	22,014,825
9.00%, 10/1/2025 (a) (b)	30,820,000	30,588,850
H&E Equipment Services, Inc. 5.63%, 9/1/2025 (a)	12,759,000	13,365,053
HD Supply, Inc. 5.75%, 4/15/2024 (a)	15,905,000	16,899,062
LKQ Corp. 4.75%, 5/15/2023	8,036,000	8,166,585

		105,464,109

DIVERSIFIED FINANCIAL SERVICES — 4.7%
Aircastle, Ltd.:
4.13%, 5/1/2024 (b)	6,543,000	6,641,145
5.00%, 4/1/2023	6,871,000	7,248,905
5.13%, 3/15/2021	8,801,000	9,241,050
5.50%, 2/15/2022	8,004,000	8,584,290
Ally Financial, Inc.:
3.25%, 11/5/2018	1,544,000	1,545,930
3.50%, 1/27/2019	8,490,000	8,532,450
3.75%, 11/18/2019	13,111,000	13,258,499
4.13%, 3/30/2020	11,661,000	11,894,220
4.13%, 2/13/2022	10,948,000	11,179,003
4.25%, 4/15/2021	9,919,000	10,166,975
4.63%, 3/30/2025	7,086,000	7,475,730
5.13%, 9/30/2024 (b)	11,976,000	12,993,960
5.75%, 11/20/2025 (b)	16,206,000	17,664,540
ASP AMC Merger Sub, Inc. 8.00%, 5/15/2025 (a)	7,310,000	7,118,113
FBM Finance, Inc. 8.25%, 8/15/2021 (a)	8,176,000	8,707,440
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.88%, 3/15/2019	18,023,000	18,023,000
5.88%, 2/1/2022	21,788,000	22,169,290
6.00%, 8/1/2020	25,870,000	26,558,142
6.25%, 2/1/2022	11,035,000	11,338,462
6.25%, 2/1/2022 (a)	7,680,000	7,867,392

See accompanying notes to financial statements.

25

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
6.38%, 12/15/2025 (a) (b)	$10,285,000	$10,286,028
6.75%, 2/1/2024	1,663,000	1,708,733
Intelsat Connect Finance SA 12.50%, 4/1/2022 (a)	11,936,000	10,430,944
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.38%, 4/1/2020 (a)	8,038,000	8,269,092
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 3/15/2022 (a)	7,815,000	8,059,610
LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	14,344,000	14,595,020
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 7/1/2021	8,346,000	8,450,325
Navient Corp.:
5.00%, 10/26/2020	8,208,000	8,295,005
5.50%, 1/25/2023 (b)	15,462,000	15,423,345
5.88%, 3/25/2021	10,814,000	11,179,513
5.88%, 10/25/2024 (b)	7,835,000	7,810,516
6.50%, 6/15/2022	12,651,000	13,251,922
6.63%, 7/26/2021	11,063,000	11,685,294
6.75%, 6/25/2025 (b)	7,381,000	7,641,549
7.25%, 9/25/2023	8,899,000	9,510,806
Series MTN, 4.88%, 6/17/2019	14,135,000	14,373,528
Series MTN, 5.50%, 1/15/2019	18,253,000	18,572,427
Series MTN, 6.13%, 3/25/2024 (b)	12,626,000	12,783,825
NFP Corp. 6.88%, 7/15/2025 (a)	9,898,000	9,972,235
OneMain Financial Holdings LLC:
6.75%, 12/15/2019 (a)	10,436,000	10,788,737
7.25%, 12/15/2021 (a)	10,875,000	11,279,550
Quicken Loans, Inc.:
5.25%, 1/15/2028 (a)	15,824,000	15,621,453
5.75%, 5/1/2025 (a)	18,565,000	19,191,569
Springleaf Finance Corp.:
5.25%, 12/15/2019	11,627,000	11,961,276
5.63%, 3/15/2023	12,715,000	12,731,529
6.13%, 5/15/2022	16,850,000	17,513,469
7.75%, 10/1/2021	9,355,000	10,313,887
8.25%, 12/15/2020	14,471,000	15,936,189
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	10,032,000	10,182,480
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (a)	6,066,000	5,565,555

See accompanying notes to financial statements.

26

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Vantiv LLC/Vanity Issuer Corp. 4.38%, 11/15/2025 (a)	$3,176,000	$3,216,335
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.75%, 6/15/2022 (a) (b)	7,000,000	7,350,000
Walter Investment Management Corp. 7.88%, 12/15/2021 (d)	8,252,000	4,956,358
WTT Investment, Ltd. 5.50%, 11/21/2022 (a) (b)	6,778,000	6,871,198

		593,987,838

ELECTRIC — 3.1%
AES Corp.:
4.88%, 5/15/2023 (b)	10,532,000	10,755,805
5.13%, 9/1/2027	8,439,000	8,907,365
5.50%, 3/15/2024	12,386,000	12,912,405
5.50%, 4/15/2025	8,000,000	8,400,000
6.00%, 5/15/2026	8,553,000	9,258,623
Calpine Corp.:
5.25%, 6/1/2026 (a)	22,687,000	22,233,260
5.38%, 1/15/2023 (b)	18,184,000	17,703,033
5.50%, 2/1/2024	10,830,000	10,295,269
5.75%, 1/15/2025 (b)	23,657,000	22,355,865
6.00%, 1/15/2022 (a)	10,809,000	11,140,026
Dynegy, Inc.:
5.88%, 6/1/2023 (b)	9,297,000	9,436,455
6.75%, 11/1/2019	12,535,000	12,942,387
7.38%, 11/1/2022 (b)	27,562,000	29,077,910
7.63%, 11/1/2024 (b)	19,911,000	21,441,160
8.00%, 1/15/2025 (a)	11,276,000	12,185,127
8.13%, 1/30/2026 (a) (b)	12,536,000	13,726,920
Enel SpA USD 5 year swap rate + 5.88% 8.75%, 9/24/2073 (a) (c)	10,393,000	12,887,320
InterGen NV 7.00%, 6/30/2023 (a)	11,675,000	11,324,750
NextEra Energy Operating Partners L.P.:
4.25%, 9/15/2024 (a)	8,031,000	8,161,905
4.50%, 9/15/2027 (a)	7,788,000	7,788,000
NRG Energy, Inc.:
5.75%, 1/15/2028 (a)	11,354,000	11,453,915
6.25%, 7/15/2022	16,645,000	17,310,800
6.25%, 5/1/2024	10,916,000	11,434,510
6.63%, 1/15/2027	19,436,000	20,529,275
7.25%, 5/15/2026 (b)	14,504,000	15,826,765

See accompanying notes to financial statements.

27

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
NRG Yield Operating LLC 5.38%, 8/15/2024	$8,008,000	$8,278,270
Talen Energy Supply LLC:
6.50%, 6/1/2025 (b)	9,712,000	7,866,720
10.50%, 1/15/2026 (a) (b)	10,619,000	10,500,067
Terraform Global Operating LLC 9.75%, 8/15/2022 (a)	10,397,000	11,488,685

		387,622,592

ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Energizer Holdings, Inc. 5.50%, 6/15/2025 (a)	8,230,000	8,572,368
WESCO Distribution, Inc. 5.38%, 12/15/2021	6,582,000	6,738,323

		15,310,691

ELECTRONICS — 0.1%
Ingram Micro, Inc. 5.45%, 12/15/2024	9,449,000	9,378,133

ENERGY-ALTERNATE SOURCES — 0.1%
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a)	7,976,000	7,896,240
5.00%, 1/31/2028 (a)	10,015,000	9,864,775

		17,761,015

ENGINEERING & CONSTRUCTION — 0.4%
AECOM:
5.13%, 3/15/2027	15,310,000	15,596,297
5.75%, 10/15/2022	11,664,000	12,159,720
5.88%, 10/15/2024	11,007,000	11,894,439
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	7,923,000	8,517,225

		48,167,681

ENTERTAINMENT — 2.2%
AMC Entertainment Holdings, Inc.:
5.75%, 6/15/2025 (b)	9,578,000	9,458,275
5.88%, 11/15/2026 (b)	9,592,000	9,460,110
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.38%, 4/15/2027 (a)	6,680,000	7,022,684
Churchill Downs, Inc. 4.75%, 1/15/2028 (a)	7,019,000	6,973,377

See accompanying notes to financial statements.

28

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Cinemark USA, Inc. 4.88%, 6/1/2023	$10,237,000	$10,364,963
Eldorado Resorts, Inc. 6.00%, 4/1/2025	12,381,000	13,000,050
GLP Capital L.P./GLP Financing II, Inc.:
4.88%, 11/1/2020	14,322,000	14,841,172
5.38%, 11/1/2023	7,030,000	7,539,675
5.38%, 4/15/2026	14,773,000	15,844,042
International Game Technology PLC:
5.63%, 2/15/2020 (a)	10,215,000	10,598,063
6.25%, 2/15/2022 (a)	25,342,000	27,369,360
6.50%, 2/15/2025 (a)	15,051,000	16,819,492
Lions Gate Entertainment Corp. 5.88%, 11/1/2024 (a)	6,597,000	6,976,328
Mohegan Gaming & Entertainment 7.88%, 10/15/2024 (a) (b)	8,083,000	8,325,490
Pinnacle Entertainment, Inc. 5.63%, 5/1/2024	6,406,000	6,864,670
Regal Entertainment Group 5.75%, 3/15/2022	13,342,000	13,758,937
Scientific Games International, Inc.:
7.00%, 1/1/2022 (a)	28,658,000	30,198,367
10.00%, 12/1/2022	32,688,000	35,917,574
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a)	14,769,000	14,972,074
5.50%, 4/15/2027 (a)	7,663,000	7,912,048
WMG Acquisition Corp. 6.75%, 4/15/2022 (a)	9,203,000	9,605,631

		283,822,382

ENVIRONMENTAL CONTROL — 0.2%
Clean Harbors, Inc. 5.13%, 6/1/2021	11,230,000	11,342,300
Core & Main L.P. 6.13%, 8/15/2025 (a) (b)	6,787,000	6,871,838
GFL Environmental, Inc. 9.88%, 2/1/2021 (a)	7,448,000	7,848,330

		26,062,468

FOOD — 2.1%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
5.75%, 3/15/2025	16,826,000	15,143,400
6.63%, 6/15/2024 (b)	18,029,000	17,082,477

See accompanying notes to financial statements.

29

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
B&G Foods, Inc.:
4.63%, 6/1/2021	$9,418,000	$9,535,725
5.25%, 4/1/2025 (b)	13,629,000	13,824,917
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a) (b)	9,913,000	10,544,954
Dean Foods Co. 6.50%, 3/15/2023 (a) (b)	7,962,000	7,932,143
Fresh Market, Inc. 9.75%, 5/1/2023 (a) (b)	11,670,000	7,308,338
Ingles Markets, Inc. 5.75%, 6/15/2023 (b)	8,475,000	8,570,344
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a)	12,931,000	12,559,214
5.88%, 7/15/2024 (a)	11,359,000	11,160,200
7.25%, 6/1/2021 (a)	7,494,000	7,615,778
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a)	12,040,000	12,401,200
4.88%, 11/1/2026 (a) (b)	11,714,000	12,270,415
Pilgrim’s Pride Corp.:
5.75%, 3/15/2025 (a)	12,428,000	12,848,066
5.88%, 9/30/2027 (a)	8,165,000	8,471,188
Post Holdings, Inc.:
5.00%, 8/15/2026 (a)	27,373,000	26,929,557
5.50%, 3/1/2025 (a)	12,959,000	13,396,366
5.63%, 1/15/2028 (a) (b)	12,804,000	12,828,008
5.75%, 3/1/2027 (a)	23,172,000	23,534,062
Simmons Foods, Inc. 5.75%, 11/1/2024 (a)	8,193,000	8,111,070
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	11,042,500	11,484,200
US Foods, Inc. 5.88%, 6/15/2024 (a)	8,123,000	8,513,919

		272,065,541

FOOD SERVICE — 0.3%
Aramark Services, Inc.:
4.75%, 6/1/2026	10,710,000	10,950,975
5.00%, 4/1/2025 (a)	6,731,000	7,067,550
5.13%, 1/15/2024	13,001,000	13,626,673

		31,645,198

FOREST PRODUCTS & PAPER — 0.1%
Cascades, Inc. 5.50%, 7/15/2022 (a)	7,511,000	7,698,775

See accompanying notes to financial statements.

30

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Resolute Forest Products, Inc. 5.88%, 5/15/2023	$7,870,000	$8,101,181

		15,799,956

GAS — 0.4%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	10,880,000	11,002,400
5.63%, 5/20/2024	9,883,000	10,191,843
5.75%, 5/20/2027	8,844,000	8,921,385
5.88%, 8/20/2026	10,014,000	10,308,161
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025	3,813,000	3,712,909
7.50%, 11/1/2023	8,353,000	8,593,149

		52,729,847

HEALTH CARE PRODUCTS — 0.9%
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. 8.13%, 6/15/2021 (a)	17,593,000	16,449,455
Hologic, Inc. 5.25%, 7/15/2022 (a)	13,643,000	14,171,666
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (a)	8,986,000	9,367,905
Mallinckrodt International Finance SA 4.75%, 4/15/2023 (b)	8,779,000	6,891,515
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/2020 (a) (b)	9,519,000	9,209,633
5.50%, 4/15/2025 (a) (b)	11,146,000	9,083,990
5.63%, 10/15/2023 (a) (b)	11,325,000	9,654,563
5.75%, 8/1/2022 (a) (b)	12,959,000	11,792,690
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.63%, 5/15/2022 (a)	20,055,750	20,206,168
Teleflex, Inc. 4.63%, 11/15/2027	7,254,000	7,316,384

		114,143,969

HEALTH CARE SERVICES — 6.5%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	9,019,000	9,176,833
Centene Corp.:
4.75%, 5/15/2022	13,500,000	14,056,875
4.75%, 1/15/2025	18,324,000	18,644,670
5.63%, 2/15/2021	21,706,000	22,330,047
6.13%, 2/15/2024	14,242,000	15,167,730

See accompanying notes to financial statements.

31

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CHS/Community Health Systems, Inc.:
5.13%, 8/1/2021 (b)	$14,162,000	$12,745,800
6.25%, 3/31/2023	46,674,000	42,006,600
6.88%, 2/1/2022 (b)	42,530,000	24,348,425
7.13%, 7/15/2020	2,810,000	2,100,475
8.00%, 11/15/2019 (b)	2,229,000	1,883,505
DaVita, Inc.:
5.00%, 5/1/2025	21,238,000	21,199,772
5.13%, 7/15/2024	26,630,000	27,096,025
5.75%, 8/15/2022	2,743,000	2,827,018
Eagle Holding Co. II LLC 7.63%, 5/15/2022 (a)	8,992,000	9,104,400
Envision Healthcare Corp.:
5.13%, 7/1/2022 (a)	11,548,000	11,259,300
5.63%, 7/15/2022	16,907,000	17,076,070
6.25%, 12/1/2024 (a)	9,162,000	9,471,218
HCA Healthcare, Inc. 6.25%, 2/15/2021	9,908,000	10,552,020
HCA, Inc.:
3.75%, 3/15/2019	19,666,000	19,838,077
4.25%, 10/15/2019	7,777,000	7,893,655
4.50%, 2/15/2027	17,960,000	18,094,700
5.00%, 3/15/2024	30,127,000	31,520,374
5.25%, 4/15/2025	19,321,000	20,480,260
5.25%, 6/15/2026	22,422,000	23,739,292
5.38%, 2/1/2025	38,625,000	40,121,719
5.88%, 5/1/2023	4,177,000	4,479,833
5.88%, 2/15/2026	21,316,000	22,475,057
Kindred Healthcare, Inc.:
6.38%, 4/15/2022	7,363,000	7,473,445
8.00%, 1/15/2020	12,209,500	13,094,689
8.75%, 1/15/2023	8,826,000	9,339,011
LifePoint Health, Inc.:
5.50%, 12/1/2021 (b)	14,491,000	14,798,934
5.88%, 12/1/2023	8,449,000	8,575,735
MEDNAX, Inc. 5.25%, 12/1/2023 (a)	10,019,000	10,194,332
Molina Healthcare, Inc. 5.38%, 11/15/2022	10,486,000	10,911,994
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	24,369,000	26,074,830
Polaris Intermediate Corp. 8.50%, 12/1/2022 (a)	20,162,000	20,867,670

See accompanying notes to financial statements.

32

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/2023 (a)	$11,308,000	$11,972,345
Select Medical Corp. 6.38%, 6/1/2021	9,500,000	9,737,500
Tenet Healthcare Corp.:
4.38%, 10/1/2021	14,381,000	14,381,000
4.50%, 4/1/2021	13,283,000	13,415,830
4.63%, 7/15/2024 (a)	30,147,000	29,393,325
5.13%, 5/1/2025 (a)	20,046,000	19,695,195
6.00%, 10/1/2020	27,177,000	28,671,735
6.75%, 6/15/2023 (b)	28,666,000	27,806,020
7.00%, 8/1/2025 (a) (b)	7,587,000	7,226,618
7.50%, 1/1/2022 (a) (b)	11,587,000	12,195,317
8.13%, 4/1/2022 (b)	42,207,000	43,103,899
WellCare Health Plans, Inc. 5.25%, 4/1/2025	17,820,000	18,844,650
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)	10,606,000	10,645,772

		828,109,596

HOLDING COMPANIES-DIVERS — 0.3%
HRG Group, Inc.:
7.75%, 1/15/2022	13,844,000	14,389,107
7.88%, 7/15/2019	11,496,000	11,496,000
Stena AB 7.00%, 2/1/2024 (a) (b)	8,160,000	7,655,100

		33,540,207

HOME BUILDERS — 1.1%
Beazer Homes USA, Inc. 8.75%, 3/15/2022	9,226,000	10,148,600
Brookfield Residential Properties, Inc. 6.50%, 12/15/2020 (a)	5,671,000	5,766,556
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.13%, 7/1/2022 (a)	7,425,000	7,759,125
Lennar Corp.:
4.13%, 1/15/2022	10,029,000	10,219,551
4.50%, 6/15/2019	7,079,000	7,229,429
4.50%, 11/15/2019	6,377,000	6,515,700
4.50%, 4/30/2024	9,949,000	10,197,725
4.75%, 4/1/2021 (b)	7,341,000	7,620,876
4.75%, 11/15/2022	9,216,000	9,630,720
4.75%, 5/30/2025	6,725,000	6,977,187

See accompanying notes to financial statements.

33

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 11/29/2027 (a)	$13,552,000	$13,890,800
Mattamy Group Corp. 6.50%, 10/1/2025 (a)	6,386,000	6,689,335
PulteGroup, Inc.:
4.25%, 3/1/2021	10,026,428	10,320,954
5.00%, 1/15/2027	8,221,000	8,585,807
5.50%, 3/1/2026	11,436,000	12,408,060
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.25%, 4/15/2021 (a)	8,496,000	8,655,300

		142,615,725

HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026	7,692,000	7,874,300

HOUSEHOLD PRODUCTS — 0.2%
Avon International Operations, Inc. 7.88%, 8/15/2022 (a) (b)	7,228,000	7,354,490
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (a)	7,249,000	7,303,368
Revlon Consumer Products Corp. 5.75%, 2/15/2021 (b)	7,188,000	5,462,880

		20,120,738

HOUSEHOLD PRODUCTS & WARES — 0.2%
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	14,248,000	13,375,310
Spectrum Brands, Inc. 5.75%, 7/15/2025	15,313,000	16,116,932

		29,492,242

INSURANCE — 0.7%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025 (a)	14,398,000	13,876,793
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 8.25%, 8/1/2023 (a)	11,087,000	11,696,785
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	6,355,000	6,616,726
Ardonagh Midco 3 PLC 8.63%, 7/15/2023 (a)	7,152,000	7,411,260
AssuredPartners, Inc. 7.00%, 8/15/2025 (a) (b)	7,591,000	7,553,045
CNO Financial Group, Inc. 5.25%, 5/30/2025	6,529,000	6,911,599

See accompanying notes to financial statements.

34

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
HUB International, Ltd. 7.88%, 10/1/2021 (a)	$18,880,000	$19,682,400
USIS Merger Sub, Inc. 6.88%, 5/1/2025 (a)	8,632,000	8,718,320
Voya Financial, Inc. 3 Month USD LIBOR + 3.58% 5.65%, 5/15/2053 (c)	11,063,000	11,798,690

		94,265,618

INTERNET — 1.5%
Netflix, Inc.:
4.38%, 11/15/2026 (b)	14,598,000	14,269,545
4.88%, 4/15/2028 (a)	23,267,000	22,743,492
5.38%, 2/1/2021	7,157,000	7,559,581
5.50%, 2/15/2022	11,831,500	12,468,035
5.88%, 2/15/2025	11,471,000	12,187,937
Symantec Corp. 5.00%, 4/15/2025 (a)	16,629,000	17,316,702
TIBCO Software, Inc. 11.38%, 12/1/2021 (a) (b)	13,168,000	14,345,219
VeriSign, Inc.:
4.63%, 5/1/2023	10,538,000	10,840,968
4.75%, 7/15/2027	7,971,000	8,190,203
5.25%, 4/1/2025	6,794,000	7,405,460
Zayo Group LLC/Zayo Capital, Inc.:
5.75%, 1/15/2027 (a)	25,465,000	26,069,794
6.00%, 4/1/2023	21,151,000	22,030,882
6.38%, 5/15/2025	13,247,000	13,975,585

		189,403,403

IRON/STEEL — 0.8%
Allegheny Technologies, Inc. 7.88%, 8/15/2023	8,528,000	9,172,930
ArcelorMittal 6.13%, 6/1/2025	7,034,000	8,097,893
Big River Steel LLC/BRS Finance Corp. 7.25%, 9/1/2025 (a)	8,373,000	8,843,981
BlueScope Steel Finance, Ltd./BlueScope Steel Finance USA LLC 6.50%, 5/15/2021 (a)	6,747,000	7,033,748
Cleveland-Cliffs, Inc. 5.75%, 3/1/2025 (a) (b)	17,226,000	16,386,232
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (a)	10,175,000	10,632,875
Steel Dynamics, Inc.:
5.13%, 10/1/2021	9,691,000	9,921,161

See accompanying notes to financial statements.

35

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 10/1/2024	$6,624,000	$7,029,720
United States Steel Corp.:
6.88%, 8/15/2025 (b)	10,911,000	11,367,898
8.38%, 7/1/2021 (a)	11,958,000	12,980,409

		101,466,847

IT SERVICES — 1.9%
Conduent Finance, Inc./Conduent Business Services LLC 10.50%, 12/15/2024 (a)	7,016,000	8,156,100
Dell International LLC/EMC Corp.:
5.88%, 6/15/2021 (a)	25,727,000	26,691,762
7.13%, 6/15/2024 (a) (b)	24,912,000	27,201,413
EMC Corp.:
2.65%, 6/1/2020	29,409,000	29,004,626
3.38%, 6/1/2023 (b)	16,193,000	15,585,763
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	15,423,000	14,998,868
Harland Clarke Holdings Corp.:
8.38%, 8/15/2022 (a)	12,700,000	13,188,950
9.25%, 3/1/2021 (a)	11,459,000	11,630,885
NCR Corp.:
4.63%, 2/15/2021	8,395,000	8,447,469
5.00%, 7/15/2022	1,289,000	1,308,335
6.38%, 12/15/2023	8,412,000	8,832,600
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a) (b)	8,639,000	8,153,056
West Corp. 8.50%, 10/15/2025 (a) (b)	15,655,000	15,371,253
Western Digital Corp. 10.50%, 4/1/2024	50,144,000	58,041,680

		246,612,760

LEISURE TIME — 0.4%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a)	7,721,000	7,537,626
NCL Corp., Ltd. 4.75%, 12/15/2021 (a)	10,399,000	10,749,966
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (a)	8,299,000	8,485,728
5.38%, 4/15/2023 (a)	9,179,000	9,454,370
Silversea Cruise Finance, Ltd. 7.25%, 2/1/2025 (a)	8,777,000	9,517,559

See accompanying notes to financial statements.

36

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Viking Cruises, Ltd. 5.88%, 9/15/2027 (a)	$7,727,000	$7,867,052

		53,612,301

LODGING — 1.9%
Boyd Gaming Corp.:
6.38%, 4/1/2026	10,634,000	11,458,135
6.88%, 5/15/2023	12,709,000	13,471,540
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope:
8.00%, 10/1/2020	145,000	148,263
11.00%, 10/1/2021	205,000	216,767
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	26,611,000	26,843,846
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a) (b)	7,330,000	7,943,888
10.75%, 9/1/2024 (a)	9,386,000	10,031,287
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024	15,517,000	15,691,566
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.63%, 4/1/2025	12,699,000	13,111,717
4.88%, 4/1/2027	8,241,000	8,616,996
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 6.75%, 11/15/2021 (a)	10,502,000	11,105,865
MGM Resorts International:
4.63%, 9/1/2026	7,600,000	7,695,000
5.25%, 3/31/2020	7,334,000	7,599,858
6.00%, 3/15/2023	18,639,000	20,293,211
6.63%, 12/15/2021	1,134,000	1,244,225
6.75%, 10/1/2020	15,689,000	16,944,120
Station Casinos LLC 5.00%, 10/1/2025 (a)	8,345,000	8,386,725
Studio City Co., Ltd. 7.25%, 11/30/2021 (a)	14,220,000	15,037,650
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a)	6,456,000	6,593,190
5.25%, 5/15/2027 (a)	13,322,000	13,496,518
5.50%, 3/1/2025 (a) (b)	26,302,000	27,271,886

		243,202,253

MACHINERY, CONSTRUCTION & MINING — 0.4%
BlueLine Rental Finance Corp./BlueLine Rental LLC 9.25%, 3/15/2024 (a)	17,021,000	18,095,451

See accompanying notes to financial statements.

37

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Terex Corp. 5.63%, 2/1/2025 (a)	$9,569,000	$9,999,605
Vertiv Group Corp. 9.25%, 10/15/2024 (a)	12,223,000	13,048,052
Vertiv Intermediate Holding Corp. 12.00%, 2/15/2022 (a)	8,516,000	9,186,635

		50,329,743

MACHINERY-DIVERSIFIED — 0.1%
Cloud Crane LLC 10.13%, 8/1/2024 (a)	7,270,000	8,196,925

MEDIA — 10.7%
Altice Financing SA:
6.63%, 2/15/2023 (a)	32,131,000	33,496,567
7.50%, 5/15/2026 (a)	41,917,000	44,641,605
Altice Luxembourg SA:
7.63%, 2/15/2025 (a) (b)	22,597,000	21,608,381
7.75%, 5/15/2022 (a)	46,060,000	45,267,768
Altice US Finance I Corp.:
5.38%, 7/15/2023 (a)	17,938,000	18,408,873
5.50%, 5/15/2026 (a)	22,648,000	23,073,782
AMC Networks, Inc.:
4.75%, 12/15/2022	1,752,000	1,789,230
4.75%, 8/1/2025	11,491,000	11,376,090
5.00%, 4/1/2024	14,462,000	14,642,775
Block Communications, Inc. 6.88%, 2/15/2025 (a)	7,184,000	7,543,200
Cablevision Systems Corp. 5.88%, 9/15/2022 (b)	2,682,000	2,628,360
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	6,711,000	6,635,837
5.00%, 2/1/2028 (a)	38,038,000	37,041,404
5.13%, 2/15/2023	14,425,000	14,749,563
5.13%, 5/1/2023 (a)	18,385,000	18,752,700
5.13%, 5/1/2027 (a)	50,348,000	49,592,780
5.25%, 9/30/2022	4,318,000	4,415,155
5.38%, 5/1/2025 (a)	11,483,000	11,771,912
5.50%, 5/1/2026 (a)	21,122,000	21,650,050
5.75%, 1/15/2024	13,475,000	13,845,563
5.75%, 2/15/2026 (a)	34,611,000	35,953,907
5.88%, 4/1/2024 (a)	26,834,000	27,974,445
5.88%, 5/1/2027 (a)	12,269,000	12,622,347

See accompanying notes to financial statements.

38

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Cengage Learning, Inc. 9.50%, 6/15/2024 (a) (b)	$8,631,000	$7,811,055
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.13%, 12/15/2021 (a)	10,910,000	10,937,275
5.13%, 12/15/2021 (a)	8,742,000	8,763,855
7.75%, 7/15/2025 (a) (b)	8,370,000	8,934,975
CSC Holdings LLC:
5.25%, 6/1/2024 (b)	11,103,000	10,908,698
5.50%, 4/15/2027 (a)	18,234,000	18,598,680
6.63%, 10/15/2025 (a)	13,272,000	14,333,760
10.13%, 1/15/2023 (a)	26,304,000	29,626,195
10.88%, 10/15/2025 (a)	25,038,000	29,732,625
DISH DBS Corp.:
5.00%, 3/15/2023 (b)	16,841,000	15,956,848
5.13%, 5/1/2020	14,944,000	15,261,560
5.88%, 11/15/2024 (b)	31,069,000	30,214,602
7.75%, 7/1/2026	29,363,000	30,977,965
Gray Television, Inc.:
5.13%, 10/15/2024 (a) (b)	7,220,000	7,201,950
5.88%, 7/15/2026 (a)	9,975,000	10,224,375
iHeartCommunications, Inc.:
9.00%, 12/15/2019	21,496,000	15,907,040
9.00%, 9/15/2022	14,166,000	10,164,105
10.63%, 3/15/2023	14,187,000	10,179,173
11.25%, 3/1/2021 (b)	8,809,000	6,254,390
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.50%, 8/1/2019 (a) (b)	2,599,000	2,599,000
Midcontinent Communications/Midcontinent Finance Corp. 6.88%, 8/15/2023 (a)	7,246,000	7,694,346
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (a)	12,950,500	13,339,015
Quebecor Media, Inc. 5.75%, 1/15/2023	11,569,000	12,270,371
SFR Group SA:
6.00%, 5/15/2022 (a)	60,018,000	60,955,781
6.25%, 5/15/2024 (a)	21,865,000	21,892,331
7.38%, 5/1/2026 (a)	78,787,000	81,150,610
Sinclair Television Group, Inc.:
5.38%, 4/1/2021	8,238,000	8,382,165
5.63%, 8/1/2024 (a) (b)	8,320,000	8,569,600
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	15,078,000	15,189,577
4.63%, 5/15/2023 (a)	6,794,000	6,963,850

See accompanying notes to financial statements.

39

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/1/2027 (a)	$21,844,000	$21,857,652
5.38%, 4/15/2025 (a)	14,134,000	14,664,025
5.38%, 7/15/2026 (a)	16,298,000	16,858,244
6.00%, 7/15/2024 (a)	21,731,000	22,980,532
TEGNA, Inc.:
5.13%, 10/15/2019	2,062,000	2,087,775
5.13%, 7/15/2020	8,787,000	8,995,691
6.38%, 10/15/2023	8,789,000	9,213,948
Telenet Finance Luxembourg Notes Sarl 5.50%, 3/1/2028 (a)	12,800,000	12,825,600
Time, Inc. 5.75%, 4/15/2022 (a) (b)	9,013,000	9,401,460
Tribune Media Co. 5.88%, 7/15/2022	17,095,000	17,565,113
Unitymedia GmbH 6.13%, 1/15/2025 (a)	11,374,000	12,028,005
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.00%, 1/15/2025 (a)	9,317,000	9,561,571
Univision Communications, Inc.:
5.13%, 5/15/2023 (a)	17,396,000	17,396,000
5.13%, 2/15/2025 (a)	21,874,000	21,327,150
UPC Holding B.V. 5.50%, 1/15/2028 (a)	9,278,000	8,964,868
UPCB Finance IV, Ltd. 5.38%, 1/15/2025 (a)	17,468,000	17,588,093
Viacom, Inc.: 3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (b) (c)	9,679,000	9,473,321
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (b) (c)	10,114,000	9,977,461
Videotron, Ltd.:
5.13%, 4/15/2027 (a)	8,449,000	8,829,205
5.38%, 6/15/2024 (a)	8,387,000	9,016,025
Virgin Media Finance PLC:
6.00%, 10/15/2024 (a)	7,235,000	7,424,919
6.38%, 4/15/2023 (a)	7,387,000	7,617,844
Virgin Media Secured Finance PLC:
5.25%, 1/15/2026 (a)	14,265,000	14,461,144
5.50%, 8/15/2026 (a)	10,893,000	11,165,325
Ziggo Bond Finance B.V. 6.00%, 1/15/2027 (a) (b)	9,742,000	9,522,805

See accompanying notes to financial statements.

40

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Ziggo Secured Finance B.V. 5.50%, 1/15/2027 (a)	$28,780,000	$28,564,150

		1,349,845,992

METAL FABRICATE & HARDWARE — 0.4%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	14,116,000	15,157,055
Novelis Corp.:
5.88%, 9/30/2026 (a)	21,865,000	22,411,625
6.25%, 8/15/2024 (a)	18,072,000	18,885,240

		56,453,920

MINING — 1.7%
Alcoa Nederland Holding B.V.:
6.75%, 9/30/2024 (a)	10,399,000	11,334,910
7.00%, 9/30/2026 (a)	7,079,000	7,946,178
Aleris International, Inc. 9.50%, 4/1/2021 (a)	11,984,000	12,650,610
Constellium NV:
5.88%, 2/15/2026 (a) (b)	7,498,000	7,638,962
6.63%, 3/1/2025 (a) (b)	9,674,000	10,193,978
Eldorado Gold Corp. 6.13%, 12/15/2020 (a) (b)	6,321,000	6,249,889
FMG Resources August 2006 Pty, Ltd.:
4.75%, 5/15/2022 (a)	13,314,000	13,463,782
5.13%, 5/15/2024 (a) (b)	10,628,000	10,760,850
Freeport-McMoRan, Inc.: 3.10%, 3/15/2020	15,480,000	15,384,024
3.88%, 3/15/2023 (b)	29,654,000	29,505,730
4.00%, 11/14/2021	8,159,000	8,159,000
4.55%, 11/14/2024 (b)	12,569,000	12,778,902
6.88%, 2/15/2023	10,430,000	11,368,700
Hecla Mining Co. 6.88%, 5/1/2021	6,935,000	7,108,375
Hudbay Minerals, Inc. 7.63%, 1/15/2025 (a)	7,952,000	8,687,560
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	9,507,000	10,618,131
Kinross Gold Corp. 4.50%, 7/15/2027 (a)	7,135,000	7,175,134
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.13%, 11/1/2022 (a)	7,844,000	8,098,930

See accompanying notes to financial statements.

41

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Teck Resources, Ltd. 8.50%, 6/1/2024 (a)	$8,962,000	$10,110,256

		209,233,901

MISCELLANEOUS MANUFACTURER — 1.2%
Amsted Industries, Inc. 5.00%, 3/15/2022 (a)	7,940,000	8,128,575
Bombardier, Inc.:
6.00%, 10/15/2022 (a) (b)	18,553,000	18,228,323
6.13%, 1/15/2023 (a)	19,535,000	19,193,137
7.50%, 12/1/2024 (a)	15,017,000	15,204,713
7.50%, 3/15/2025 (a)	23,790,000	23,998,162
8.75%, 12/1/2021 (a)	21,339,000	23,472,900
FXI Holdings, Inc. 7.88%, 11/1/2024 (a)	8,311,000	8,282,743
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a)	18,551,000	18,968,397
Koppers, Inc. 6.00%, 2/15/2025 (a)	7,638,000	8,115,375
RBS Global, Inc./Rexnord LLC 4.88%, 12/15/2025 (a)	4,449,000	4,482,368

		148,074,693

OFFICE & BUSINESS EQUIPMENT — 0.2%
CDW LLC/CDW Finance Corp.:
5.00%, 9/1/2023	8,499,000	8,775,218
5.00%, 9/1/2025	8,024,000	8,284,780
5.50%, 12/1/2024	9,329,000	10,191,932

		27,251,930

OIL & GAS — 7.9%
Alta Mesa Holdings L.P./Alta Mesa Finance Services Corp. 7.88%, 12/15/2024 (b)	7,065,000	7,763,022
Antero Resources Corp.:
5.00%, 3/1/2025	8,180,500	8,334,293
5.13%, 12/1/2022	16,362,000	16,709,692
5.38%, 11/1/2021	15,416,000	15,801,400
5.63%, 6/1/2023	10,417,000	10,833,680
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 10.00%, 4/1/2022 (a)	21,751,000	23,327,947
California Resources Corp. 8.00%, 12/15/2022 (a) (b)	37,335,000	30,935,781
Callon Petroleum Co. 6.13%, 10/1/2024	8,390,000	8,662,675

See accompanying notes to financial statements.

42

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 6.50%, 4/15/2021	$15,107,000	$15,050,349
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023 (b)	9,594,000	9,953,775
Chesapeake Energy Corp.:
8.00%, 12/15/2022 (a) (b)	21,795,000	23,456,869
8.00%, 1/15/2025 (a)	19,245,000	19,389,337
8.00%, 6/15/2027 (a) (b)	20,992,000	20,257,280
Comstock Resources, Inc. 10.00%, 3/15/2020	10,471,000	10,811,831
Continental Resources, Inc.:
3.80%, 6/1/2024	15,210,000	15,038,887
4.38%, 1/15/2028 (a)	15,657,000	15,456,590
4.50%, 4/15/2023 (b)	23,460,000	23,914,537
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/2025 (a)	9,885,000	10,302,147
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	16,242,000	16,303,720
CVR Refining LLC/Coffeyville Finance, Inc. 6.50%, 11/1/2022	1,969,000	2,035,552
Denbury Resources, Inc.:
4.63%, 7/15/2023 (b)	7,874,000	4,999,990
5.50%, 5/1/2022 (b)	11,242,000	7,687,280
9.00%, 5/15/2021 (a)	9,276,000	9,438,330
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025 (b)	8,098,000	8,492,778
Diamondback Energy, Inc.:
4.75%, 11/1/2024	610,000	614,575
5.38%, 5/31/2025	6,919,000	7,122,246
Eclipse Resources Corp. 8.88%, 7/15/2023	8,127,000	8,361,058
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.50%, 1/30/2026 (a)	8,499,000	8,647,732
5.75%, 1/30/2028 (a)	8,983,000	9,197,694
Ensco PLC:
4.50%, 10/1/2024 (b)	8,816,000	7,405,440
5.20%, 3/15/2025 (b)	8,392,000	7,164,670
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.38%, 6/15/2023	8,769,000	4,735,260
8.00%, 11/29/2024 (a) (b)	6,872,000	7,146,880
8.00%, 2/15/2025 (a)	15,502,000	11,316,460
Extraction Oil & Gas, Inc./Extraction Finance Corp. 7.88%, 7/15/2021 (a)	7,787,650	8,254,909

See accompanying notes to financial statements.

43

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Gulfport Energy Corp.:
6.00%, 10/15/2024	$8,910,000	$8,910,000
6.38%, 5/15/2025	10,174,000	10,224,870
Halcon Resources Corp. 6.75%, 2/15/2025 (a) (b)	3,163,000	3,289,520
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	8,891,000	9,157,730
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.00%, 12/1/2024 (a)	7,972,000	7,912,210
5.75%, 10/1/2025 (a)	7,548,000	7,736,700
Jupiter Resources, Inc. 8.50%, 10/1/2022 (a)	16,981,000	10,528,220
Matador Resources Co. 6.88%, 4/15/2023	8,305,000	8,741,012
MEG Energy Corp.:
6.50%, 1/15/2025 (a) (b)	10,526,000	10,394,425
7.00%, 3/31/2024 (a)	16,812,000	14,185,125
Murphy Oil Corp.:
4.45%, 12/1/2022 (b)	2,097,000	2,108,953
5.75%, 8/15/2025	9,188,000	9,388,987
6.88%, 8/15/2024	7,449,000	7,951,808
Nabors Industries, Inc. 5.50%, 1/15/2023 (b)	8,336,000	8,085,920
Newfield Exploration Co. 5.38%, 1/1/2026	9,875,000	10,442,812
Noble Holding International, Ltd. 7.75%, 1/15/2024 (b)	16,058,000	13,809,880
Northern Oil and Gas, Inc. 8.00%, 6/1/2020	2,476,000	1,930,537
Oasis Petroleum, Inc. 6.88%, 3/15/2022 (b)	13,791,000	14,153,014
Parsley Energy LLC/Parsley Finance Corp.:
5.38%, 1/15/2025 (a)	10,036,000	10,136,360
5.63%, 10/15/2027 (a)	11,785,000	12,020,700
PBF Holding Co. LLC/PBF Finance Corp. 7.25%, 6/15/2025	9,875,000	10,387,266
PDC Energy, Inc. 5.75%, 5/15/2026 (a)	13,389,000	13,690,252
Puma International Financing SA:
5.13%, 10/6/2024 (a)	7,418,000	7,557,088
6.75%, 2/1/2021 (a)	3,796,000	3,867,175
QEP Resources, Inc. 5.63%, 3/1/2026 (b)	7,465,000	7,558,313

See accompanying notes to financial statements.

44

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Range Resources Corp.:
4.88%, 5/15/2025 (b)	$10,589,000	$10,357,101
5.00%, 8/15/2022	8,376,000	8,334,120
5.00%, 3/15/2023	11,877,000	11,847,307
Rowan Cos., Inc. 7.38%, 6/15/2025 (b)	7,096,000	7,224,615
RSP Permian, Inc. 6.63%, 10/1/2022	10,572,000	11,087,385
Sable Permian Resources Land LLC 13.00%, 11/30/2020 (a)	8,144,000	9,365,600
Sable Permian Resources Land LLC/AEPB Finance Corp.:
7.13%, 11/1/2020 (a) (b)	10,482,000	8,385,600
7.38%, 11/1/2021 (a)	8,838,000	7,092,495
Sanchez Energy Corp.:
6.13%, 1/15/2023 (b)	17,947,000	15,165,215
7.75%, 6/15/2021 (b)	9,103,000	8,534,063
Seven Generations Energy, Ltd. 5.38%, 9/30/2025 (a)	10,835,000	10,943,350
SM Energy Co.:
5.00%, 1/15/2024	7,045,000	6,794,198
5.63%, 6/1/2025 (b)	7,430,000	7,216,388
6.13%, 11/15/2022 (b)	8,243,000	8,397,556
6.75%, 9/15/2026 (b)	7,323,000	7,542,690
Southwestern Energy Co.:
6.70%, 1/23/2025 (b)	14,627,000	15,239,140
7.50%, 4/1/2026 (b)	10,129,000	10,736,740
7.75%, 10/1/2027 (b)	7,180,000	7,646,700
SRC Energy, Inc. 6.25%, 12/1/2025 (a)	9,255,000	9,486,375
Sunoco L.P./Sunoco Finance Corp.:
5.50%, 8/1/2020	10,337,000	10,615,065
6.25%, 4/15/2021	11,356,000	11,823,186
6.38%, 4/1/2023	13,085,000	13,817,760
Transocean, Inc.:
5.80%, 10/15/2022	1,315,000	1,298,563
7.50%, 1/15/2026 (a)	11,145,000	11,409,694
9.00%, 7/15/2023 (a) (b)	19,586,000	21,201,845
Tullow Oil PLC:
6.00%, 11/1/2020 (a)	9,267,000	9,301,751
6.25%, 4/15/2022 (a)	9,475,000	9,486,844
Ultra Resources, Inc.:
6.88%, 4/15/2022 (a)	11,762,000	11,791,405
7.13%, 4/15/2025 (a) (b)	7,678,000	7,678,000

See accompanying notes to financial statements.

45

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a)	$7,838,000	$7,583,265
Whiting Petroleum Corp.:
5.00%, 3/15/2019 (b)	14,528,000	14,898,464
5.75%, 3/15/2021 (b)	14,452,000	14,804,267
6.63%, 1/15/2026 (a) (b)	13,208,000	13,439,140
WildHorse Resource Development Corp. 6.88%, 2/1/2025	5,911,000	6,043,998
WPX Energy, Inc.:
5.25%, 9/15/2024	9,293,000	9,273,020
8.25%, 8/1/2023	7,084,000	8,040,340

		1,002,996,788

OIL & GAS SERVICES — 0.7%
Jonah Energy LLC/Jonah Energy Finance Corp. 7.25%, 10/15/2025 (a)	9,284,000	9,342,489
KCA Deutag UK Finance PLC 9.88%, 4/1/2022 (a)	7,716,000	8,188,605
McDermott International, Inc. 8.00%, 5/1/2021 (a)	7,074,000	7,312,747
PHI, Inc. 5.25%, 3/15/2019	7,403,000	7,393,376
SESI LLC 7.75%, 9/15/2024 (a) (b)	7,219,000	7,616,045
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a) (b)	7,937,775	8,691,864
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	8,120,862	8,516,755
Weatherford International, Ltd.:
7.75%, 6/15/2021 (b)	11,140,000	11,348,875
8.25%, 6/15/2023 (b)	11,113,000	11,168,565
9.88%, 2/15/2024 (b)	11,867,000	12,475,184

		92,054,505

PACKAGING & CONTAINERS — 2.4%
ARD Finance SA 7.13%, 9/15/2023 (b)	12,584,000	13,181,740
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 9/15/2022 (a)	10,747,000	10,935,073
4.63%, 5/15/2023 (a)	16,020,000	16,345,206
6.00%, 2/15/2025 (a)	27,379,000	28,833,509
7.25%, 5/15/2024 (a)	23,999,000	26,128,911
Ball Corp.:
4.00%, 11/15/2023	14,188,000	14,471,760

See accompanying notes to financial statements.

46

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 12/15/2020	$13,916,000	$14,385,665
5.25%, 7/1/2025 (b)	14,952,000	16,260,300
Berry Global, Inc.:
5.13%, 7/15/2023 (b)	10,707,000	11,135,280
5.50%, 5/15/2022	8,487,000	8,731,001
BWAY Holding Co.:
5.50%, 4/15/2024 (a)	21,778,000	22,703,565
7.25%, 4/15/2025 (a) (b)	20,546,000	21,213,745
Coveris Holdings SA 7.88%, 11/1/2019 (a) (b)	8,701,000	8,679,248
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023	15,029,000	15,310,794
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a) (b)	9,606,000	9,948,214
Multi-Color Corp. 4.88%, 11/1/2025 (a)	8,018,000	8,048,068
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/2022 (a)	7,276,000	7,548,850
5.88%, 8/15/2023 (a)	10,431,000	11,239,402
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (a)	6,785,000	6,980,069
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu: 5.13%, 7/15/2023 (a)	24,478,000	25,334,730
7.00%, 7/15/2024 (a) (b)	11,511,000	12,345,547

		309,760,677

PHARMACEUTICALS — 2.5%
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/2023 (a)	24,004,000	18,723,120
6.00%, 2/1/2025 (a)	17,285,000	13,352,663
Endo Finance LLC 5.75%, 1/15/2022 (a)	10,438,000	8,663,540
Endo Finance LLC/Endo Finco, Inc. 5.38%, 1/15/2023 (a)	11,945,000	9,317,100
Valeant Pharmaceuticals International, Inc.:
5.38%, 3/15/2020 (a) (b)	20,469,000	20,460,022
5.50%, 3/1/2023 (a)	15,962,000	14,645,135
5.50%, 11/1/2025 (a)	23,546,000	24,016,920
5.63%, 12/1/2021 (a) (b)	14,356,000	14,068,880
5.88%, 5/15/2023 (a)	48,028,000	44,666,040
6.13%, 4/15/2025 (a) (b)	47,591,000	43,545,765
6.50%, 3/15/2022 (a)	17,625,000	18,550,312
7.00%, 3/15/2024 (a)	27,423,000	29,479,725

See accompanying notes to financial statements.

47

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
7.50%, 7/15/2021 (a)	$25,826,000	$26,407,085
9.00%, 12/15/2025 (a)	21,496,000	22,403,131
Vizient, Inc. 10.38%, 3/1/2024 (a)	8,351,000	9,373,998

		317,673,436

PIPELINES — 3.0%
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.38%, 9/15/2024	8,032,000	8,272,960
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	11,136,000	11,609,280
Cheniere Corpus Christi Holdings LLC:
5.13%, 6/30/2027	20,754,000	21,391,148
5.88%, 3/31/2025	22,217,000	24,077,674
7.00%, 6/30/2024	18,437,000	20,972,087
Cheniere Energy Partners L.P. 5.25%, 10/1/2025 (a)	24,299,000	24,754,606
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.75%, 4/1/2025 (b)	7,038,000	7,249,140
6.25%, 4/1/2023	9,452,000	9,808,340
DCP Midstream Operating L.P.:
3.88%, 3/15/2023	7,862,000	7,812,863
3 Month USD LIBOR + 3.85%, 5.85%, 5/21/2043 (a) (c)	9,041,000	8,396,829
Energy Transfer Equity L.P.:
4.25%, 3/15/2023	14,498,000	14,353,020
5.50%, 6/1/2027	16,026,000	16,326,487
5.88%, 1/15/2024	17,627,000	18,530,384
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.50%, 10/1/2025	9,138,000	9,275,070
6.75%, 8/1/2022	10,970,000	11,360,806
Holly Energy Partners L.P./Holly Energy Finance Corp. 6.00%, 8/1/2024 (a)	6,899,000	7,200,831
NGPL PipeCo LLC:
4.38%, 8/15/2022 (a)	10,624,000	10,789,734
4.88%, 8/15/2027 (a)	11,539,000	11,957,289
Niska Gas Storage, Ltd./Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019 (b)	793,000	802,913
NuStar Logistics L.P. 5.63%, 4/28/2027 (b)	8,173,000	8,316,028
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023 (a)	2,159,000	2,234,565
Rockies Express Pipeline LLC 6.00%, 1/15/2019 (a)	7,529,000	7,745,459

See accompanying notes to financial statements.

48

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.75%, 4/15/2025	$6,936,000	$7,001,198
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
5.50%, 9/15/2024 (a)	10,398,000	10,644,953
5.50%, 1/15/2028 (a)	12,320,000	12,470,304
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019	11,422,000	11,507,665
4.25%, 11/15/2023	8,993,000	8,891,829
5.00%, 1/15/2028 (a) (b)	11,571,000	11,542,072
5.13%, 2/1/2025	7,558,000	7,746,950
5.38%, 2/1/2027 (b)	7,519,000	7,678,779
6.75%, 3/15/2024	8,449,000	9,040,430
Williams Cos., Inc.:
3.70%, 1/15/2023	11,153,000	11,111,176
4.55%, 6/24/2024	16,803,000	17,433,112

		378,305,981

REAL ESTATE — 0.5%
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	7,738,000	7,873,415
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	7,428,000	7,650,840
Howard Hughes Corp. 5.38%, 3/15/2025 (a)	14,920,000	15,283,675
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	12,820,000	13,236,650
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a)	7,602,000	7,525,980
5.25%, 12/1/2021 (a)	8,795,000	9,102,825

		60,673,385

REAL ESTATE INVESTMENT TRUSTS — 2.7%
CyrusOne L.P./CyrusOne Finance Corp.:
5.00%, 3/15/2024 (a) (b)	5,502,000	5,708,325
5.00%, 3/15/2024 (a)	3,011,000	3,123,913
5.38%, 3/15/2027 (a)	3,718,000	3,908,733
Equinix, Inc.:
5.38%, 1/1/2022	10,778,000	11,195,648
5.38%, 4/1/2023	15,610,000	16,140,740
5.38%, 5/15/2027	18,566,000	19,761,186
5.75%, 1/1/2025	7,214,000	7,664,875
5.88%, 1/15/2026	16,506,000	17,723,317

See accompanying notes to financial statements.

49

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	$20,884,000	$21,092,840
FelCor Lodging L.P. 5.63%, 3/1/2023	6,418,000	6,610,540
Iron Mountain, Inc.:
4.38%, 6/1/2021 (a)	6,303,000	6,397,545
4.88%, 9/15/2027 (a)	14,135,000	14,153,375
5.25%, 3/15/2028 (a)	15,732,000	15,673,792
6.00%, 8/15/2023	7,996,000	8,355,820
iStar, Inc. 5.00%, 7/1/2019	11,641,000	11,713,756
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 9/1/2026	7,271,000	7,252,823
5.63%, 5/1/2024	15,379,000	16,417,082
MPT Operating Partnership L.P./MPT Finance Corp.:
5.00%, 10/15/2027	23,047,000	23,522,344
5.25%, 8/1/2026	7,735,000	8,044,400
6.38%, 3/1/2024	7,251,000	7,697,480
QCP SNF West/Central/East/AL REIT LLC 8.13%, 11/1/2023 (a) (b)	10,452,000	10,752,495
SBA Communications Corp.:
4.00%, 10/1/2022 (a)	12,092,000	12,122,230
4.88%, 7/15/2022	10,875,000	11,174,063
4.88%, 9/1/2024	16,782,000	17,243,505
Starwood Property Trust, Inc.:
4.75%, 3/15/2025 (a)	8,303,000	8,240,728
5.00%, 12/15/2021	9,924,000	10,333,365
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC 7.13%, 12/15/2024 (a) (b)	8,871,000	8,083,699
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (a)	8,481,800	8,269,755
8.25%, 10/15/2023 (b)	16,055,000	15,432,869
VICI Properties 1 LLC/VICI FC, Inc. 8.00%, 10/15/2023	8,730,000	9,754,029

		343,565,272

RETAIL — 3.3%
1011778 BC ULC/New Red Finance, Inc.:
4.25%, 5/15/2024 (a)	21,496,000	21,442,260
4.63%, 1/15/2022 (a)	17,851,000	18,275,854
5.00%, 10/15/2025 (a)	43,416,000	43,795,890
Asbury Automotive Group, Inc. 6.00%, 12/15/2024	7,484,000	7,781,115

See accompanying notes to financial statements.

50

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Beacon Escrow Corp. 4.88%, 11/1/2025 (a)	$17,007,000	$17,070,776
Dollar Tree, Inc.:
5.25%, 3/1/2020	11,118,000	11,326,463
5.75%, 3/1/2023	38,442,000	40,219,942
Golden Nugget, Inc.:
6.75%, 10/15/2024 (a)	19,821,000	20,167,867
8.75%, 10/1/2025 (a)	8,708,000	9,132,515
Group 1 Automotive, Inc. 5.00%, 6/1/2022 (b)	7,892,000	8,128,760
Guitar Center, Inc. 6.50%, 4/15/2019 (a) (b)	9,262,000	8,613,660
JC Penney Corp., Inc. 5.88%, 7/1/2023 (a) (b)	7,927,000	7,471,198
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
4.75%, 6/1/2027 (a)	9,560,000	9,751,200
5.00%, 6/1/2024 (a)	16,213,000	16,780,455
5.25%, 6/1/2026 (a)	15,358,000	16,173,894
L Brands, Inc. 5.63%, 10/15/2023 (b)	6,394,000	6,897,528
Men’s Wearhouse, Inc. 7.00%, 7/1/2022 (b)	8,869,000	8,924,875
Michaels Stores, Inc. 5.88%, 12/15/2020 (a)	6,221,000	6,314,315
Neiman Marcus Group, Ltd. LLC:
8.00%, 10/15/2021 (a)	15,327,000	8,816,090
8.75%, 10/15/2021 (a) (b)	5,964,052	3,204,485
Penske Automotive Group, Inc. 5.50%, 5/15/2026	6,628,000	6,708,862
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	20,829,000	15,830,040
7.13%, 3/15/2023 (a)	28,516,000	16,824,440
8.88%, 6/1/2025 (a) (b)	10,013,000	6,045,849
PVH Corp. 4.50%, 12/15/2022	9,371,000	9,581,848
Rite Aid Corp.:
6.13%, 4/1/2023 (a) (b)	27,522,000	24,804,202
6.75%, 6/15/2021	12,858,000	12,745,492
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025 (b)	10,954,000	10,888,824
Staples, Inc. 8.50%, 9/15/2025 (a)	15,450,000	14,272,710

See accompanying notes to financial statements.

51

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.50%, 6/1/2024	$8,000,000	$7,920,000
Tops Holding LLC/Tops Markets II Corp. 8.00%, 6/15/2022 (a)	8,585,000	4,635,900
TRU Taj LLC/TRU Taj Finance, Inc. 12.00%, 8/15/2021 (a) (b) (d)	1,814,000	1,677,950

		422,225,259

SEMICONDUCTORS — 1.1%
Entegris, Inc. 4.63%, 2/10/2026 (a)	8,654,000	8,783,810
Micron Technology, Inc.:
5.25%, 1/15/2024 (a)	7,212,000	7,500,480
5.50%, 2/1/2025	9,366,000	9,799,646
NXP B.V./NXP Funding LLC:
3.88%, 9/1/2022 (a) (b)	14,927,000	15,094,929
4.13%, 6/15/2020 (a)	9,407,000	9,630,416
4.13%, 6/1/2021 (a)	22,315,839	22,762,156
4.63%, 6/1/2023 (a)	13,595,000	14,223,769
5.75%, 3/15/2023 (a)	7,429,000	7,670,443
Qorvo, Inc. 7.00%, 12/1/2025	8,069,000	8,996,935
Sensata Technologies B.V.:
4.88%, 10/15/2023 (a)	9,699,000	10,123,331
5.00%, 10/1/2025 (a)	9,180,000	9,730,800
Sensata Technologies UK Financing Co. PLC 6.25%, 2/15/2026 (a)	11,209,000	12,189,787

		136,506,502

SOFTWARE — 3.7%
BMC Software Finance, Inc. 8.13%, 7/15/2021 (a)	25,703,000	25,767,257
Boxer Parent Co., Inc. 9.00%, 10/15/2019 (a) (b)	7,306,000	7,320,612
Camelot Finance SA 7.88%, 10/15/2024 (a) (b)	6,769,000	7,225,908
CDK Global, Inc.:
4.88%, 6/1/2027 (a)	8,199,000	8,260,493
5.00%, 10/15/2024	10,038,000	10,389,330
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	15,197,000	15,215,996
First Data Corp.:
5.00%, 1/15/2024 (a)	29,318,000	30,197,540
5.38%, 8/15/2023 (a)	17,490,000	18,167,737

See accompanying notes to financial statements.

52

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 1/15/2024 (a)	$37,508,000	$38,867,665
7.00%, 12/1/2023 (a)	50,532,000	53,500,755
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho 10.00%, 11/30/2024 (a)	10,558,000	11,508,220
Infor Software Parent LLC/Infor Software Parent, Inc. 7.13%, 5/1/2021 (a)	10,770,000	10,998,863
Infor US, Inc.:
5.75%, 8/15/2020 (a)	8,624,000	8,871,940
6.50%, 5/15/2022 (b)	26,691,000	27,625,185
Informatica LLC 7.13%, 7/15/2023 (a)	8,491,000	8,713,889
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.00%, 7/15/2025 (a)	8,808,000	9,270,420
MSCI, Inc.:
4.75%, 8/1/2026 (a)	7,363,000	7,735,752
5.25%, 11/15/2024 (a)	13,565,000	14,344,987
5.75%, 8/15/2025 (a)	10,359,500	11,097,614
Nuance Communications, Inc.:
5.63%, 12/15/2026	219,000	228,592
5.63%, 12/15/2026	7,705,000	8,042,479
Open Text Corp.:
5.63%, 1/15/2023 (a)	11,328,000	11,752,800
5.88%, 6/1/2026 (a)	13,584,000	14,602,800
PTC, Inc. 6.00%, 5/15/2024	7,030,000	7,451,800
Quintiles IMS, Inc.:
4.88%, 5/15/2023 (a)	11,366,000	11,778,018
5.00%, 10/15/2026 (a)	17,593,000	18,054,816
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (a) (b)	18,509,000	19,758,357
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	30,530,000	34,403,494
SS&C Technologies Holdings, Inc. 5.88%, 7/15/2023	9,207,000	9,713,385
Veritas US, Inc./Veritas Bermuda, Ltd. 10.50%, 2/1/2024 (a) (b)	13,030,000	13,616,350

		474,483,054

STORAGE & WAREHOUSING — 0.1%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (a)	3,568,000	3,556,850

See accompanying notes to financial statements.

53

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
10.75%, 10/15/2019 (a)	$2,802,000	$2,814,259

		6,371,109

TELECOMMUNICATIONS — 7.8%
Avanti Communications Group PLC:
10.00%, 10/1/2021 (a)	2,108,934	1,737,234
12.00%, 10/1/2023 (a)	2,994,211	727,032
C&W Senior Financing Designated Activity Co. 6.88%, 9/15/2027 (a)	10,685,000	11,165,825
CenturyLink, Inc.:
5.63%, 4/1/2025 (b)	7,594,000	6,910,540
Series V, 5.63%, 4/1/2020	14,352,000	14,459,640
Series W, 6.75%, 12/1/2023 (b)	11,184,000	10,932,360
Series Y, 7.50%, 4/1/2024 (b)	15,441,000	15,402,397
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	9,232,000	9,162,760
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	11,530,000	11,587,650
6.00%, 6/15/2025 (a)	22,745,000	24,138,131
CommScope, Inc.:
5.00%, 6/15/2021 (a)	9,417,000	9,581,798
5.50%, 6/15/2024 (a)	9,412,000	9,800,245
Consolidated Communications, Inc. 6.50%, 10/1/2022 (b)	7,792,000	7,012,800
Frontier Communications Corp.:
6.25%, 9/15/2021	11,986,000	8,450,130
6.88%, 1/15/2025 (b)	11,801,000	7,685,401
7.13%, 1/15/2023 (b)	2,004,000	1,322,640
7.63%, 4/15/2024	11,973,000	7,993,414
10.50%, 9/15/2022	33,377,000	25,243,025
11.00%, 9/15/2025	55,575,000	40,847,625
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.50%, 7/1/2022 (a)	10,358,000	11,691,593
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	8,335,000	8,814,263
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	10,745,000	10,919,606
6.63%, 8/1/2026	10,472,000	10,969,420
Inmarsat Finance PLC 4.88%, 5/15/2022 (a) (b)	16,578,000	16,578,000
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023	30,774,000	25,157,745
8.00%, 2/15/2024 (a)	20,641,000	21,724,652
9.50%, 9/30/2022 (a)	1,313,000	1,508,309

See accompanying notes to financial statements.

54

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
9.75%, 7/15/2025 (a)	$22,845,000	$21,960,898
Intelsat Luxembourg SA:
7.75%, 6/1/2021 (b)	30,112,000	16,260,480
8.13%, 6/1/2023	15,310,000	7,934,025
Koninklijke KPN NV
USD 10 year swap rate + 5.33% 7.00%, 3/28/2073 (a) (b) (c)	8,103,000	9,158,821
Level 3 Financing, Inc.:
5.13%, 5/1/2023	10,202,000	10,202,000
5.25%, 3/15/2026	12,482,000	12,236,105
5.38%, 8/15/2022	15,301,000	15,496,853
5.38%, 1/15/2024	13,579,000	13,562,026
5.38%, 5/1/2025	12,343,000	12,328,188
5.63%, 2/1/2023	7,209,000	7,301,275
6.13%, 1/15/2021	8,768,000	8,910,480
Level 3 Parent LLC 5.75%, 12/1/2022	8,848,000	8,872,774
Nokia Oyj:
3.38%, 6/12/2022	8,150,000	8,099,063
4.38%, 6/12/2027	7,091,000	7,002,363
Plantronics, Inc. 5.50%, 5/31/2023 (a)	7,389,000	7,675,324
Sable International Finance, Ltd. 6.88%, 8/1/2022 (a)	10,199,000	10,785,443
SoftBank Group Corp. 4.50%, 4/15/2020 (a)	37,712,000	38,515,266
Sprint Corp.:
7.13%, 6/15/2024	38,292,000	38,962,110
7.25%, 9/15/2021	34,716,000	36,755,565
7.63%, 2/15/2025 (b)	23,429,000	24,483,305
7.88%, 9/15/2023	65,027,000	69,253,755
Telecom Italia SpA/Milano 5.30%, 5/30/2024 (a)	23,771,000	25,434,970
Telesat Canada/Telesat LLC 8.88%, 11/15/2024 (a)	6,536,000	7,320,320
T-Mobile USA, Inc.:
4.00%, 4/15/2022	8,422,000	8,627,497
5.13%, 4/15/2025	7,784,000	8,085,630
5.38%, 4/15/2027	8,526,000	9,080,190
6.00%, 3/1/2023	20,348,000	21,279,938
6.00%, 4/15/2024	15,156,000	16,074,832
6.13%, 1/15/2022	14,904,000	15,360,062
6.38%, 3/1/2025	26,210,000	28,013,248
6.50%, 1/15/2024	15,581,000	16,497,163

See accompanying notes to financial statements.

55

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 1/15/2026	$28,748,000	$31,372,692
6.63%, 4/1/2023	28,072,000	29,124,700
6.84%, 4/28/2023	6,741,000	7,061,198
ViaSat, Inc. 5.63%, 9/15/2025 (a)	10,317,000	10,394,378
Wind Tre SpA 5.00%, 1/20/2026 (a)	30,863,000	29,551,322
Windstream Services LLC/Windstream Finance Corp.: 6.38%, 8/1/2023 (b)	9,440,000	5,852,800
8.63%, 10/31/2025 (a)	7,131,000	6,890,329
8.75%, 12/15/2024 (a)	333,000	233,100

		993,534,723

TEXTILES — 0.1%
Springs Industries, Inc. 6.25%, 6/1/2021	6,660,000	6,814,013

TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc.:
2.35%, 5/6/2019	7,613,000	7,517,076
6.75%, 12/31/2025 (a)	14,521,000	14,685,088

		22,202,164

TRANSPORTATION — 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	10,631,000	9,009,772
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (a)	10,362,000	8,289,600
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a) (b)	7,302,000	7,721,865
6.50%, 6/15/2022 (a) (b)	23,405,000	24,428,969

		49,450,206

TRUCKING & LEASING — 0.5%
AerCap Global Aviation Trust
3 Month USD LIBOR + 4.30% 6.50%, 6/15/2045 (a) (c)	5,424,000	5,946,060
Park Aerospace Holdings, Ltd.: 4.50%, 3/15/2023 (a)	14,872,000	14,202,760
5.25%, 8/15/2022 (a)	27,639,000	27,500,805
5.50%, 2/15/2024 (a)	19,685,000	19,586,575

		67,236,200

TOTAL CORPORATE BONDS & NOTES (Cost $12,638,283,864)		12,352,130,332

See accompanying notes to financial statements.

56

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 0.0% (e)
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Amplify Energy Corp. (f) (cost $2,512,116)	168,051	$1,705,717

WARRANTS — 0.0% (e)
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Comstock Resources, Inc. (expiring 9/6/18) (f) (g) (Cost $0)	33,760	285,272

SHORT-TERM INVESTMENTS — 6.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (h) (i)	112,355,566	112,355,566
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	652,129,109	652,129,109

TOTAL SHORT-TERM INVESTMENTS (Cost $764,484,675)		764,484,675

TOTAL INVESTMENTS — 103.5% (Cost $13,405,280,655)		13,118,605,996

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(441,791,345)

NET ASSETS — 100.0%		$12,676,814,651

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 54.4% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2017.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Amount is less than 0.05% of net assets.
(f)	Non-income producing security.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2017, total aggregate fair value of securities is $285,272, representing less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2017.
(j)	Investment of cash collateral for securities loaned.

LIBOR = London Interbank Offered Rate

MTN    = Medium Term Note

See accompanying notes to financial statements.

57

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$44,116,060	$—	$44,116,060
Aerospace & Defense	—	106,623,506	—	106,623,506
Agriculture	—	22,373,370	—	22,373,370
Airlines	—	19,737,369	—	19,737,369
Apparel	—	35,600,485	—	35,600,485
Auto Manufacturers	—	137,234,971	—	137,234,971
Auto Parts & Equipment	—	159,689,494	—	159,689,494
Banks	—	247,676,842	—	247,676,842
Beverages	—	20,659,655	—	20,659,655
Biotechnology	—	10,103,139	—	10,103,139
Chemicals	—	269,831,920	—	269,831,920
Coal	—	71,047,526	—	71,047,526
Commercial Services	—	561,417,106	—	561,417,106
Construction Materials	—	148,501,101	—	148,501,101
Distribution & Wholesale	—	105,464,109	—	105,464,109
Diversified Financial Services	—	593,987,838	—	593,987,838
Electric	—	387,622,592	—	387,622,592
Electrical Components & Equipment	—	15,310,691	—	15,310,691
Electronics	—	9,378,133	—	9,378,133
Energy-Alternate Sources	—	17,761,015	—	17,761,015
Engineering & Construction	—	48,167,681	—	48,167,681
Entertainment	—	283,822,382	—	283,822,382
Environmental Control	—	26,062,468	—	26,062,468
Food	—	272,065,541	—	272,065,541
Food Service	—	31,645,198	—	31,645,198
Forest Products & Paper	—	15,799,956	—	15,799,956
Gas	—	52,729,847	—	52,729,847
Health Care Products	—	114,143,969	—	114,143,969
Health Care Services	—	828,109,596	—	828,109,596
Holding Companies-Divers	—	33,540,207	—	33,540,207
Home Builders	—	142,615,725	—	142,615,725
Home Furnishings	—	7,874,300	—	7,874,300
Household Products	—	20,120,738	—	20,120,738
Household Products & Wares	—	29,492,242	—	29,492,242
Insurance	—	94,265,618	—	94,265,618

See accompanying notes to financial statements.

58

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Internet	$—	$189,403,403	$—	$189,403,403
Iron/Steel	—	101,466,847	—	101,466,847
IT Services	—	246,612,760	—	246,612,760
Leisure Time	—	53,612,301	—	53,612,301
Lodging	—	243,202,253	—	243,202,253
Machinery, Construction & Mining	—	50,329,743	—	50,329,743
Machinery-Diversified	—	8,196,925	—	8,196,925
Media	—	1,349,845,992	—	1,349,845,992
Metal Fabricate & Hardware	—	56,453,920	—	56,453,920
Mining	—	209,233,901	—	209,233,901
Miscellaneous Manufacturer	—	148,074,693	—	148,074,693
Office & Business Equipment	—	27,251,930	—	27,251,930
Oil & Gas	—	1,002,996,788	—	1,002,996,788
Oil & Gas Services	—	92,054,505	—	92,054,505
Packaging & Containers	—	309,760,677	—	309,760,677
Pharmaceuticals	—	317,673,436	—	317,673,436
Pipelines	—	378,305,981	—	378,305,981
Real Estate	—	60,673,385	—	60,673,385
Real Estate Investment Trusts	—	343,565,272	—	343,565,272
Retail	—	422,225,259	—	422,225,259
Semiconductors	—	136,506,502	—	136,506,502
Software	—	474,483,054	—	474,483,054
Storage & Warehousing	—	6,371,109	—	6,371,109
Telecommunications	—	993,534,723	—	993,534,723
Textiles	—	6,814,013	—	6,814,013
Toys/Games/Hobbies	—	22,202,164	—	22,202,164
Transportation	—	49,450,206	—	49,450,206
Trucking & Leasing	—	67,236,200	—	67,236,200
Common Stocks
Oil, Gas & Consumable Fuels	1,705,717	—	—	1,705,717
Warrants
Oil, Gas & Consumable Fuels	—	285,272	—	285,272
Short-Term Investments	764,484,675	—	—	764,484,675

TOTAL INVESTMENTS	$766,190,392	$12,352,415,604	$—	$13,118,605,996

See accompanying notes to financial statements.

59

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	73,034,959	$73,034,959	$1,049,671,899	$1,010,351,292	$—	$—	112,355,566	$112,355,566	$495,612
State Street Navigator Securities Lending Government Money Market Portfolio	440,561,010	440,561,010	1,060,631,384	849,063,285	—	—	652,129,109	652,129,109	3,830,794

Total		$513,595,969	$2,110,303,283	$1,859,414,577	$—	$—		$764,484,675	$4,326,406

See accompanying notes to financial statements.

60

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.1%
ADVERTISING — 0.5%
Acosta, Inc. 7.75%, 10/1/2022 (a) (b)	$6,772,000	$4,943,560
Affinion Group, Inc. 12.50%, 11/10/2022 (a)	3,746,995	3,269,253
Clear Channel International B.V. 8.75%, 12/15/2020 (a)	4,136,000	4,270,420
Lamar Media Corp. 5.88%, 2/1/2022	2,282,000	2,330,493
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc. 6 month USD LIBOR + 0.14% 6.00%, 7/1/2024 (c) (d)	1,320,000	1,293,600
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 2/15/2022	6,599,000	6,763,975

		22,871,301

AEROSPACE & DEFENSE — 1.3%
Arconic, Inc.:
5.13%, 10/1/2024	457,000	486,419
5.40%, 4/15/2021 (b)	10,749,000	11,437,473
5.72%, 2/23/2019	5,807,000	5,999,357
5.87%, 2/23/2022	4,428,000	4,793,310
6.15%, 8/15/2020	7,556,000	8,132,145
KLX, Inc. 5.88%, 12/1/2022 (a)	6,125,000	6,400,625
TransDigm, Inc.:
5.50%, 10/15/2020	5,570,000	5,632,663
6.00%, 7/15/2022 (b)	11,308,000	11,520,025
6.50%, 7/15/2024	1,515,000	1,549,088
Triumph Group, Inc. 4.88%, 4/1/2021	2,860,000	2,802,800

		58,753,905

AGRICULTURE — 0.2%
Alliance One International, Inc. 9.88%, 7/15/2021 (b)	6,431,900	5,933,428
Bunge, Ltd. Finance Corp. 3.00%, 9/25/2022	1,469,000	1,456,703

		7,390,131

AIRLINES — 1.0%
Air Canada 7.75%, 4/15/2021 (a)	4,562,000	5,212,085

See accompanying notes to financial statements.

61

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Allegiant Travel Co. 5.50%, 7/15/2019	$1,655,000	$1,698,444
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a)	3,565,000	3,622,753
5.50%, 10/1/2019 (a)	7,238,000	7,457,311
6.13%, 6/1/2018 (b)	6,496,000	6,577,200
Continental Airlines 2012-3 Class C Pass Through Trust 6.13%, 4/29/2018	7,045,000	7,097,838
United Continental Holdings, Inc. 4.25%, 10/1/2022	3,556,000	3,573,780
Virgin Australia Holdings, Ltd.:
7.88%, 10/15/2021 (a)	3,321,000	3,447,530
8.50%, 11/15/2019 (a)	2,780,000	2,906,768

		41,593,709

APPAREL — 0.1%
Nine West Holdings, Inc. 8.25%, 3/15/2019 (a)	4,054,000	445,940
William Carter Co. 5.25%, 8/15/2021	2,616,000	2,687,940

		3,133,880

AUTO MANUFACTURERS — 0.8%
Aston Martin Capital Holdings, Ltd. 6.50%, 4/15/2022 (a)	1,250,000	1,312,500
Fiat Chrysler Automobiles NV 4.50%, 4/15/2020	13,082,000	13,392,697
Jaguar Land Rover Automotive PLC:
3.50%, 3/15/2020 (a)	1,976,000	1,993,389
4.13%, 12/15/2018 (a)	9,071,000	9,173,049
4.25%, 11/15/2019 (a)	6,950,000	7,071,625

		32,943,260

AUTO PARTS & EQUIPMENT — 0.5%
American Axle & Manufacturing, Inc.:
6.25%, 3/15/2021 (b)	5,106,000	5,233,650
6.63%, 10/15/2022 (b)	4,245,000	4,401,534
IHO Verwaltungs GmbH 4.13%, 9/15/2021 (a)	2,768,000	2,816,440
ZF North America Capital, Inc.:
4.00%, 4/29/2020 (a)	5,102,000	5,285,672

See accompanying notes to financial statements.

62

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 4/29/2022 (a)	$5,390,000	$5,693,457

		23,430,753

BANKS — 1.4%
CIT Group, Inc.:
3.88%, 2/19/2019	10,587,000	10,706,104
5.00%, 8/15/2022	11,237,000	11,911,220
5.38%, 5/15/2020	5,458,000	5,758,190
5.50%, 2/15/2019 (a)	4,655,000	4,794,650
Royal Bank of Scotland Group PLC:
4.70%, 7/3/2018	3,504,000	3,539,040
6.13%, 12/15/2022	20,900,000	22,859,375
Synchrony Bank 3.00%, 6/15/2022	673,000	668,796

		60,237,375

BEVERAGES — 0.2%
Ajecorp B.V. 6.50%, 5/14/2022 (a) (b)	4,110,000	3,637,678
Constellation Brands, Inc. 2.70%, 5/9/2022	962,000	955,456
Cott Beverages, Inc. 5.38%, 7/1/2022	2,805,000	2,918,042
DS Services of America, Inc. 10.00%, 9/1/2021 (a)	1,694,000	1,778,700

		9,289,876

BIOTECHNOLOGY — 0.2%
Concordia International Corp. 9.00%, 4/1/2022 (a) (b)	4,747,000	4,043,851
Sterigenics-Nordion Topco LLC 8.13%, 11/1/2021 (a)	3,790,000	3,842,112

		7,885,963

CHEMICALS — 2.8%
Ashland LLC 4.75%, 8/15/2022	10,111,000	10,534,398
CF Industries, Inc. 7.13%, 5/1/2020	4,119,000	4,489,710
Consolidated Energy Finance SA 6.75%, 10/15/2019 (a)	6,672,000	6,760,204
Hexion, Inc.:
6.63%, 4/15/2020	14,335,000	12,829,825
10.38%, 2/1/2022 (a)	5,405,000	5,026,650

See accompanying notes to financial statements.

63

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Hexion, Inc./Hexion Nova Scotia Finance ULC 9.00%, 11/15/2020	$5,835,000	$4,361,663
Huntsman International LLC:
4.88%, 11/15/2020	5,461,000	5,693,093
5.13%, 11/15/2022	3,681,000	3,925,050
INVISTA Finance LLC 4.25%, 10/15/2019 (a)	8,450,000	8,555,625
Kissner Holdings L.P./Kissner Milling Co., Ltd./BSC Holding, Inc./Kissner USA 8.38%, 12/1/2022 (a)	1,803,000	1,821,030
Momentive Performance Materials, Inc. 3.88%, 10/24/2021	11,877,000	12,411,465
Perstorp Holding AB:
8.50%, 6/30/2021 (a)	1,458,000	1,541,835
11.00%, 9/30/2021 (a) (b)	1,749,000	1,921,714
Platform Specialty Products Corp. 6.50%, 2/1/2022 (a)	10,271,000	10,617,646
PQ Corp. 6.75%, 11/15/2022 (a)	5,882,000	6,293,740
Rain CII Carbon LLC/CII Carbon Corp. 8.25%, 1/15/2021 (a)	1,609,000	1,642,145
TPC Group, Inc. 8.75%, 12/15/2020 (a)	6,372,000	6,372,000
Tronox Finance LLC 7.50%, 3/15/2022 (a)	6,132,000	6,392,610
Tronox Finance PLC 5.75%, 10/1/2025 (a)	1,324,000	1,357,100
Westlake Chemical Corp. 4.63%, 2/15/2021	1,111,000	1,136,810
WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	7,885,000	8,289,106

		121,973,419

COAL — 0.6%
CNX Resources Corp. 5.88%, 4/15/2022	16,837,000	17,194,786
Murray Energy Corp. 11.25%, 4/15/2021 (a) (b)	9,341,000	4,776,053
Peabody Energy Corp.:
6.00%, 3/31/2022 (a)	2,657,000	2,763,280
6.38%, 3/31/2025 (a)	1,415,000	1,469,831

See accompanying notes to financial statements.

64

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Westmoreland Coal Co. 8.75%, 1/1/2022 (a)	$4,141,000	$1,871,215

		28,075,165

COMMERCIAL SERVICES — 3.7%
ACE Cash Express, Inc. 12.00%, 12/15/2022 (a)	2,665,000	2,753,278
ADT Corp.:
3.50%, 7/15/2022	10,725,000	10,577,531
6.25%, 10/15/2021	9,451,000	10,325,217
APX Group, Inc.:
6.38%, 12/1/2019	4,283,000	4,341,891
7.88%, 12/1/2022	2,469,000	2,641,830
8.75%, 12/1/2020	7,683,000	7,827,056
Atento Luxco 1 SA 6.13%, 8/10/2022 (a)	5,470,000	5,712,731
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.13%, 6/1/2022 (a) (b)	3,340,000	3,377,575
Cenveo Corp. 6.00%, 8/1/2019 (a) (b)	5,782,000	4,134,130
Ceridian HCM Holding, Inc. 11.00%, 3/15/2021 (a)	3,249,000	3,387,083
Emeco Pty, Ltd. Series B, 9.25%, 3/31/2022 (b)	2,171,150	2,266,138
Graham Holdings Co. 7.25%, 2/1/2019	5,071,000	5,267,501
Herc Rentals, Inc. 7.50%, 6/1/2022 (a)	5,257,000	5,677,560
Hertz Corp.:
5.88%, 10/15/2020 (b)	7,138,000	7,129,078
6.25%, 10/15/2022 (b)	3,507,000	3,401,790
7.38%, 1/15/2021 (b)	2,335,000	2,358,350
7.63%, 6/1/2022 (a) (b)	9,932,000	10,447,471
IHS Markit, Ltd.:
4.00%, 3/1/2026 (a)	644,000	643,195
5.00%, 11/1/2022 (a)	3,561,000	3,860,836
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (a) (b)	5,052,000	4,268,940
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc. 7.88%, 10/1/2022 (a)	3,418,000	3,443,635
Monitronics International, Inc. 9.13%, 4/1/2020 (b)	5,080,000	4,216,400

See accompanying notes to financial statements.

65

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (a)	$7,718,000	$7,930,245
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	8,956,000	9,034,365
5.00%, 4/15/2022 (a)	20,235,000	20,766,169
RR Donnelley & Sons Co.:
7.63%, 6/15/2020 (b)	2,357,000	2,510,205
7.88%, 3/15/2021 (b)	4,364,000	4,546,061
Service Corp. International/US 5.38%, 1/15/2022	3,040,000	3,116,000
Syniverse Foreign Holdings Corp. 9.13%, 1/15/2022 (a)	4,600,000	4,674,750

		160,637,011

CONSTRUCTION MATERIALS — 0.5%
Griffon Corp.:
5.25%, 3/1/2022	7,784,000	7,881,300
5.25%, 3/1/2022 (a)	2,404,000	2,434,050
Omnimax International, Inc. 12.00%, 8/15/2020 (a)	2,900,000	3,122,938
Ply Gem Industries, Inc. 6.50%, 2/1/2022	7,152,000	7,384,440

		20,822,728

DISTRIBUTION & WHOLESALE — 0.3%
American Tire Distributors, Inc. 10.25%, 3/1/2022 (a)	10,474,000	10,768,581
Global Partners L.P./GLP Finance Corp. 6.25%, 7/15/2022	1,992,000	2,044,290

		12,812,871

DIVERSIFIED FINANCIAL SERVICES — 8.7%
Aircastle, Ltd.:
4.13%, 5/1/2024 (b)	649,000	658,735
4.63%, 12/15/2018	4,939,000	5,031,606
5.00%, 4/1/2023	1,163,000	1,226,965
5.13%, 3/15/2021	2,062,000	2,165,100
5.50%, 2/15/2022	3,945,000	4,231,013
6.25%, 12/1/2019	4,238,000	4,481,685
Alliance Data Systems Corp.:
5.38%, 8/1/2022 (a)	8,550,000	8,592,750
5.88%, 11/1/2021 (a)	2,896,000	2,961,160
Ally Financial, Inc.:
3.25%, 2/13/2018	5,478,000	5,478,000

See accompanying notes to financial statements.

66

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 11/5/2018	$7,417,000	$7,426,271
3.50%, 1/27/2019	4,729,000	4,752,645
3.60%, 5/21/2018	6,932,000	6,949,330
3.75%, 11/18/2019	6,677,000	6,752,116
4.13%, 3/30/2020	7,760,000	7,915,200
4.13%, 2/13/2022	7,719,000	7,881,871
4.25%, 4/15/2021	5,900,000	6,047,500
4.63%, 5/19/2022	2,898,000	3,024,788
4.75%, 9/10/2018	10,428,000	10,558,350
7.50%, 9/15/2020	6,718,000	7,456,980
8.00%, 12/31/2018	4,610,000	4,840,500
8.00%, 3/15/2020	10,100,000	11,160,500
FBM Finance, Inc. 8.25%, 8/15/2021 (a)	5,865,000	6,246,225
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.88%, 3/15/2019	11,604,000	11,604,000
5.88%, 2/1/2022	11,302,000	11,499,785
6.00%, 8/1/2020	18,245,000	18,730,317
6.25%, 2/1/2022	5,616,000	5,770,440
6.25%, 2/1/2022 (a) (b)	4,400,000	4,507,360
Intelsat Connect Finance SA 12.50%, 4/1/2022 (a) (b)	5,645,000	4,933,201
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
6.88%, 4/15/2022 (a)	2,872,000	2,904,310
7.38%, 4/1/2020 (a)	4,159,000	4,278,571
7.50%, 4/15/2021 (a)	3,911,000	4,047,885
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
5.25%, 3/15/2022 (a)	3,974,000	4,098,386
5.25%, 10/1/2025 (a)	3,997,000	3,972,219
Lincoln Finance, Ltd. 7.38%, 4/15/2021 (a)	4,425,000	4,624,125
Nationstar Mortgage LLC/Nationstar Capital Corp.:
6.50%, 8/1/2018	6,746,000	6,746,000
6.50%, 7/1/2021	3,683,162	3,729,202
7.88%, 10/1/2020	4,174,000	4,260,089
Navient Corp.:
5.00%, 10/26/2020	3,306,000	3,341,044
5.88%, 3/25/2021	5,817,000	6,013,615
6.50%, 6/15/2022	10,695,000	11,203,012
6.63%, 7/26/2021 (b)	7,502,000	7,923,987
Series MTN, 4.88%, 6/17/2019	4,931,000	5,014,211
Series MTN, 5.50%, 1/15/2019	12,519,000	12,738,082

See accompanying notes to financial statements.

67

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 7.25%, 1/25/2022	$5,508,000	$5,890,118
Series MTN, 8.00%, 3/25/2020	15,155,000	16,386,344
Series MTN, 8.45%, 6/15/2018	17,512,000	17,971,690
Och-Ziff Finance Co. LLC 4.50%, 11/20/2019 (a)	2,690,000	2,635,803
OneMain Financial Holdings LLC:
6.75%, 12/15/2019 (a)	6,463,000	6,681,449
7.25%, 12/15/2021 (a)	6,060,000	6,285,432
Springleaf Finance Corp.:
5.25%, 12/15/2019	5,115,000	5,262,056
5.63%, 3/15/2023	5,330,000	5,336,929
6.13%, 5/15/2022	6,582,000	6,841,166
7.75%, 10/1/2021	6,526,000	7,194,915
8.25%, 12/15/2020	7,318,000	8,058,947
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (a)	6,402,000	5,873,835
Transworld Systems, Inc. 9.50%, 8/15/2021 (a) (b)	2,780,000	986,900
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.75%, 6/15/2022 (a) (b)	5,052,000	5,304,600
Walter Investment Management Corp. 7.88%, 12/15/2021 (e)	3,983,000	2,392,289
WTT Investment, Ltd. 5.50%, 11/21/2022 (a) (b)	4,715,000	4,779,831

		375,661,435

ELECTRIC — 2.0%
AES Corp.:
7.38%, 7/1/2021	6,646,000	7,426,905
8.00%, 6/1/2020	1,389,000	1,555,680
Calpine Corp. 6.00%, 1/15/2022 (a)	6,882,000	7,092,761
DPL, Inc. 7.25%, 10/15/2021	4,924,000	5,471,795
Dynegy, Inc.:
6.75%, 11/1/2019	7,622,000	7,869,715
7.38%, 11/1/2022 (b)	20,486,000	21,612,730
Fortis, Inc. Series WI, 2.10%, 10/4/2021	736,000	717,721
GenOn Americas Generation LLC 8.50%, 10/1/2021 (e)	3,357,000	3,222,720
IPALCO Enterprises, Inc.:
3.45%, 7/15/2020	1,813,000	1,835,126
3.70%, 9/1/2024 (a)	485,000	483,414

See accompanying notes to financial statements.

68

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
NRG Energy, Inc. 6.25%, 7/15/2022	$8,089,000	$8,412,560
Talen Energy Supply LLC:
4.60%, 12/15/2021 (b)	7,238,000	6,658,960
9.50%, 7/15/2022 (a) (b)	4,291,000	4,403,853
Terraform Global Operating LLC 9.75%, 8/15/2022 (a)	8,356,000	9,233,380

		85,997,320

ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
General Cable Corp. 5.75%, 10/1/2022	5,006,000	5,187,467
WESCO Distribution, Inc. 5.38%, 12/15/2021	2,386,000	2,442,668

		7,630,135

ELECTRONICS — 0.0% (f)
Sanmina Corp. 4.38%, 6/1/2019 (a)	2,050,000	2,101,250

ENERGY-ALTERNATE SOURCES — 0.0% (f)
TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	2,395,000	2,371,050

ENGINEERING & CONSTRUCTION — 0.2%
Abengoa Abenewco 2 SAU 1.50%, 3/31/2023 (a)	4,292,681	452,878
AECOM 5.75%, 10/15/2022	7,836,000	8,169,030

		8,621,908

ENTERTAINMENT — 2.2%
AMC Entertainment Holdings, Inc. 5.88%, 2/15/2022 (b)	4,225,000	4,288,375
Cinemark USA, Inc. 5.13%, 12/15/2022	1,240,000	1,266,350
GLP Capital L.P./GLP Financing II, Inc.:
4.38%, 11/1/2018	4,937,000	4,967,856
4.38%, 4/15/2021	4,061,000	4,182,830
4.88%, 11/1/2020	8,171,000	8,467,199
International Game Technology PLC:
5.63%, 2/15/2020 (a)	5,552,000	5,760,200
6.25%, 2/15/2022 (a)	14,729,000	15,907,320
National CineMedia LLC 6.00%, 4/15/2022	2,300,000	2,328,750

See accompanying notes to financial statements.

69

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Regal Entertainment Group 5.75%, 3/15/2022	$7,726,000	$7,967,437
Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp. 6.13%, 8/15/2021 (a)	6,043,000	5,975,016
Scientific Games International, Inc.:
7.00%, 1/1/2022 (a)	19,732,000	20,792,595
10.00%, 12/1/2022	9,387,000	10,314,436
WMG Acquisition Corp. 6.75%, 4/15/2022 (a)	1,521,000	1,587,544

		93,805,908

ENVIRONMENTAL CONTROL — 0.6%
Clean Harbors, Inc.:
5.13%, 6/1/2021	6,133,000	6,194,330
5.25%, 8/1/2020	6,053,000	6,143,795
Covanta Holding Corp. 6.38%, 10/1/2022	3,451,000	3,532,961
GFL Environmental, Inc.:
5.63%, 5/1/2022 (a)	3,445,000	3,574,188
9.88%, 2/1/2021 (a)	4,431,000	4,669,166
Tervita Escrow Corp. 7.63%, 12/1/2021 (a)	2,828,000	2,845,675

		26,960,115

FOOD — 1.2%
B&G Foods, Inc. 4.63%, 6/1/2021	5,480,000	5,548,500
BI-LO LLC/BI-LO Finance Corp.:
9.25%, 2/15/2019 (a) (b)	4,534,000	4,315,801
8.63%, 9/15/2018 (a)	3,821,093	1,222,750
C&S Group Enterprises LLC 5.38%, 7/15/2022 (a) (b)	3,585,000	3,387,825
Darling Ingredients, Inc. 5.38%, 1/15/2022	7,328,000	7,520,360
JBS USA LUX SA/JBS USA Finance, Inc.:
7.25%, 6/1/2021 (a)	3,183,000	3,234,724
7.25%, 6/1/2021 (a)	4,623,000	4,698,124
8.25%, 2/1/2020 (a)	7,688,000	7,683,359
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 4.88%, 5/1/2021	3,070,000	3,123,725
SUPERVALU, Inc.:
6.75%, 6/1/2021	2,700,000	2,679,750
7.75%, 11/15/2022 (b)	4,194,000	4,110,120

See accompanying notes to financial statements.

70

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
TreeHouse Foods, Inc. 4.88%, 3/15/2022	$4,134,000	$4,180,507

		51,705,545

FOREST PRODUCTS & PAPER — 0.1%
Cascades, Inc. 5.50%, 7/15/2022 (a)	6,179,000	6,333,475

GAS — 0.2%
NGL Energy Partners L.P./NGL Energy Finance Corp.:
5.13%, 7/15/2019 (b)	3,933,000	4,001,827
6.88%, 10/15/2021	3,433,000	3,493,078
Southern Star Central Corp. 5.13%, 7/15/2022 (a)	3,495,000	3,661,484

		11,156,389

HAND & MACHINE TOOLS — 0.1%
Apex Tool Group LLC 7.00%, 2/1/2021 (a)	3,951,000	3,802,838

HEALTH CARE PRODUCTS — 1.4%
DJO Finance LLC/DJO Finance Corp. 10.75%, 4/15/2020 (b)	1,116,000	996,030
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. 8.13%, 6/15/2021 (a)	8,388,000	7,842,780
Hologic, Inc. 5.25%, 7/15/2022 (a)	7,365,000	7,650,394
Immucor, Inc. 11.13%, 2/15/2022 (a) (b)	2,823,000	2,942,978
Kinetic Concepts, Inc./KCI USA, Inc.:
7.88%, 2/15/2021 (a)	6,483,000	6,758,527
12.50%, 11/1/2021 (a)	2,846,000	3,203,529
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/2020 (a) (b)	7,128,000	6,896,340
5.75%, 8/1/2022 (a) (b)	6,875,000	6,256,250
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.63%, 5/15/2022 (a) (b)	10,414,000	10,492,105
Universal Hospital Services, Inc. 7.63%, 8/15/2020	6,877,000	6,894,192

		59,933,125

HEALTH CARE SERVICES — 7.4%
Centene Corp.:
4.75%, 5/15/2022	5,882,000	6,124,633
5.63%, 2/15/2021	16,906,000	17,392,047

See accompanying notes to financial statements.

71

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CHS/Community Health Systems, Inc.:
5.13%, 8/1/2021 (b)	$6,848,000	$6,163,200
6.25%, 3/31/2023 (b)	2,903,000	2,612,700
6.88%, 2/1/2022 (b)	28,463,000	16,295,067
7.13%, 7/15/2020 (b)	12,228,000	9,140,430
8.00%, 11/15/2019 (b)	18,109,000	15,302,105
DaVita, Inc. 5.75%, 8/15/2022	15,333,000	15,802,650
Eagle Holding Co. II LLC 7.63%, 5/15/2022 (a)	4,058,000	4,108,725
Envision Healthcare Corp.:
5.13%, 7/1/2022 (a)	8,574,000	8,359,650
5.63%, 7/15/2022	9,015,000	9,105,150
Fresenius Medical Care US Finance II, Inc. 6.50%, 9/15/2018 (a)	1,282,000	1,317,628
HCA Healthcare, Inc. 6.25%, 2/15/2021	11,896,000	12,669,240
HCA, Inc.:
3.75%, 3/15/2019	10,171,000	10,259,996
4.25%, 10/15/2019	5,440,000	5,521,600
5.88%, 3/15/2022	13,007,000	13,933,749
6.50%, 2/15/2020	27,843,000	29,583,187
7.50%, 2/15/2022	17,564,000	19,781,455
Kindred Healthcare, Inc.:
6.38%, 4/15/2022	3,009,000	3,054,135
8.00%, 1/15/2020	8,518,000	9,135,555
LifePoint Health, Inc. 5.50%, 12/1/2021 (b)	8,056,000	8,227,190
Molina Healthcare, Inc. 5.38%, 11/15/2022	8,289,000	8,625,741
Polaris Intermediate Corp. 8.50%, 12/1/2022 (a)	6,705,000	6,939,675
Select Medical Corp. 6.38%, 6/1/2021	4,434,000	4,544,850
Surgery Center Holdings, Inc. 8.88%, 4/15/2021 (a)	2,380,000	2,469,250
Tenet Healthcare Corp.:
4.38%, 10/1/2021	8,699,000	8,699,000
4.50%, 4/1/2021	6,575,000	6,640,750
4.75%, 6/1/2020	3,531,000	3,606,034
5.50%, 3/1/2019	5,462,000	5,543,930
6.00%, 10/1/2020	15,494,000	16,346,170
6.75%, 6/15/2023 (b)	903,000	875,910
7.50%, 1/1/2022 (a) (b)	7,426,000	7,815,865

See accompanying notes to financial statements.

72

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
8.13%, 4/1/2022 (b)	$25,303,000	$25,840,689

		321,837,956

HOLDING COMPANIES-DIVERS — 0.4%
HRG Group, Inc.:
7.75%, 1/15/2022	7,496,000	7,791,155
7.88%, 7/15/2019	6,818,000	6,818,000
Noble Group, Ltd. 6.75%, 1/29/2020 (a)	10,591,000	3,998,103

		18,607,258

HOME BUILDERS — 2.2%
AV Homes, Inc. 6.63%, 5/15/2022	3,228,000	3,393,435
Beazer Homes USA, Inc. 8.75%, 3/15/2022	2,439,000	2,682,900
Brookfield Residential Properties, Inc. 6.50%, 12/15/2020 (a) (b)	5,515,000	5,607,928
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.13%, 7/1/2022 (a) (b)	3,399,000	3,551,955
CalAtlantic Group, Inc.:
8.38%, 5/15/2018	6,967,000	7,106,340
8.38%, 1/15/2021	2,449,000	2,822,473
Century Communities, Inc. 6.88%, 5/15/2022	3,505,000	3,680,250
K Hovnanian Enterprises, Inc. 10.00%, 7/15/2022 (a)	3,851,000	4,204,811
KB Home:
4.75%, 5/15/2019	4,993,000	5,055,412
7.00%, 12/15/2021	2,208,000	2,450,880
7.50%, 9/15/2022	4,255,000	4,840,062
8.00%, 3/15/2020	4,137,000	4,530,015
Lennar Corp.:
2.95%, 11/29/2020 (a)	4,955,000	4,917,837
4.13%, 1/15/2022	6,067,000	6,182,273
4.50%, 6/15/2019	5,555,000	5,673,044
4.50%, 11/15/2019	2,906,000	2,969,206
4.75%, 4/1/2021 (b)	2,549,000	2,646,181
4.75%, 11/15/2022	2,744,000	2,867,480
4.75%, 11/29/2027 (a)	1,425,000	1,460,625
PulteGroup, Inc. 4.25%, 3/1/2021	4,789,285	4,929,970

See accompanying notes to financial statements.

73

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.25%, 4/15/2021 (a)	$4,550,000	$4,635,312
Toll Brothers Finance Corp.:
4.00%, 12/31/2018	3,038,000	3,083,570
5.88%, 2/15/2022	1,442,000	1,569,978
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 4.38%, 6/15/2019	3,937,000	4,015,740
William Lyon Homes, Inc. 7.00%, 8/15/2022	496,000	510,880

		95,388,557

HOUSEHOLD PRODUCTS — 0.6%
Avon International Operations, Inc. 7.88%, 8/15/2022 (a) (b)	3,044,000	3,097,270
Avon Products, Inc. 6.60%, 3/15/2020 (b)	4,240,000	3,943,200
Edgewell Personal Care Co.:
4.70%, 5/19/2021	3,532,000	3,637,960
4.70%, 5/24/2022	5,605,000	5,773,150
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (a)	4,371,000	4,403,783
Revlon Consumer Products Corp. 5.75%, 2/15/2021 (b)	4,836,000	3,675,360

		24,530,723

HOUSEHOLD PRODUCTS & WARES — 0.1%
Prestige Brands, Inc. 5.38%, 12/15/2021 (a)	3,397,000	3,460,694

INSURANCE — 0.9%
Ardonagh Midco 3 PLC 8.63%, 7/15/2023 (a)	1,364,000	1,413,445
Genworth Holdings, Inc.:
7.20%, 2/15/2021	5,703,000	5,560,425
7.63%, 9/24/2021	5,915,000	5,781,912
7.70%, 6/15/2020 (b)	5,548,000	5,582,675
Series MTN, 6.52%, 5/22/2018 (b)	5,340,000	5,340,000
Hub Holdings LLC/Hub Holdings Finance, Inc. 8.13%, 7/15/2019 (a)	1,817,000	1,812,458
HUB International, Ltd. 7.88%, 10/1/2021 (a)	9,760,000	10,174,800

See accompanying notes to financial statements.

74

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Radian Group, Inc. 7.00%, 3/15/2021	$1,921,000	$2,153,921

		37,819,636

INTERNET — 0.6%
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (a)	2,565,000	2,680,425
Netflix, Inc.:
5.38%, 2/1/2021	2,881,000	3,043,056
5.50%, 2/15/2022	4,859,000	5,120,414
Symantec Corp.:
3.95%, 6/15/2022	1,821,000	1,865,884
4.20%, 9/15/2020	6,148,000	6,333,441
TIBCO Software, Inc. 11.38%, 12/1/2021 (a) (b)	8,516,000	9,277,330

		28,320,550

IRON/STEEL — 1.5%
AK Steel Corp. 7.63%, 10/1/2021 (b)	4,375,000	4,541,797
Allegheny Technologies, Inc. 5.95%, 1/15/2021	4,384,000	4,466,200
ArcelorMittal:
5.75%, 8/5/2020	6,150,000	6,495,938
6.00%, 3/1/2021	8,366,000	9,024,822
6.75%, 2/25/2022	8,929,000	10,000,480
Baffinland Iron Mines Corp. 12.00%, 2/1/2022 (a) (b)	3,681,000	3,858,148
BlueScope Steel Finance, Ltd./BlueScope Steel Finance USA LLC 6.50%, 5/15/2021 (a)	3,437,000	3,583,073
Cleveland-Cliffs, Inc. 4.88%, 1/15/2024 (a)	2,898,000	2,890,755
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (a)	4,892,000	5,112,140
Steel Dynamics, Inc. 5.13%, 10/1/2021	4,923,000	5,039,921
United States Steel Corp.:
7.38%, 4/1/2020 (b)	2,244,000	2,431,935
8.38%, 7/1/2021 (a)	6,594,000	7,157,787

		64,602,996

IT SERVICES — 2.6%
Dell International LLC/EMC Corp. 5.88%, 6/15/2021 (a)	16,599,000	17,221,462

See accompanying notes to financial statements.

75

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Dell, Inc.:
4.63%, 4/1/2021 (b)	$1,875,000	$1,940,625
5.65%, 4/15/2018	6,431,000	6,471,194
5.88%, 6/15/2019	4,593,000	4,776,720
DynCorp International, Inc. 11.88%, 11/30/2020	2,981,245	3,152,667
EMC Corp.:
1.88%, 6/1/2018 (b)	24,078,000	23,897,415
2.65%, 6/1/2020	20,600,000	20,316,750
Everi Payments, Inc. 10.00%, 1/15/2022	4,011,000	4,311,825
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	1,241,000	1,206,873
Harland Clarke Holdings Corp.:
8.38%, 8/15/2022 (a)	5,213,000	5,413,700
9.25%, 3/1/2021 (a)	6,664,000	6,763,960
Leidos Holdings, Inc. 4.45%, 12/1/2020	2,815,000	2,904,728
NCR Corp.:
4.63%, 2/15/2021	4,305,000	4,331,906
5.00%, 7/15/2022	4,953,000	5,027,295
5.88%, 12/15/2021 (b)	4,480,000	4,597,600
Sungard Availability Services Capital, Inc. 8.75%, 4/1/2022 (a)	2,833,000	1,745,836

		114,080,556

LEISURE TIME — 0.4%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (b)	6,083,000	5,938,529
Gibson Brands, Inc. 8.88%, 8/1/2018 (a) (b)	3,360,000	2,820,300
NCL Corp., Ltd. 4.75%, 12/15/2021 (a)	7,466,000	7,717,977

		16,476,806

LODGING — 1.7%
Choice Hotels International, Inc. 5.75%, 7/1/2022	4,361,000	4,780,747
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 6.75%, 11/15/2021 (a)	6,531,000	6,906,533
MGM Resorts International:
5.25%, 3/31/2020	4,298,000	4,453,803
6.00%, 3/15/2023	2,311,000	2,516,101
6.63%, 12/15/2021	13,347,000	14,644,328
6.75%, 10/1/2020	7,821,000	8,446,680

See accompanying notes to financial statements.

76

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
7.75%, 3/15/2022	$8,880,000	$10,200,900
8.63%, 2/1/2019	8,335,000	8,855,938
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 5.88%, 5/15/2021 (a)	1,843,000	1,886,771
Studio City Co., Ltd.:
5.88%, 11/30/2019 (a)	2,185,000	2,261,475
7.25%, 11/30/2021 (a)	7,630,000	8,068,725

		73,022,001

MACHINERY, CONSTRUCTION & MINING — 0.1%
Vertiv Intermediate Holding Corp. 12.00%, 2/15/2022 (a)	3,863,000	4,167,211

MACHINERY-DIVERSIFIED — 0.5%
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a)	2,187,000	2,249,876
CNH Industrial Capital LLC:
3.38%, 7/15/2019	1,399,000	1,412,668
4.38%, 11/6/2020 (b)	2,928,000	3,036,446
4.38%, 4/5/2022	4,630,000	4,796,680
4.88%, 4/1/2021	2,665,000	2,798,413
CNH Industrial NV 4.50%, 8/15/2023	1,932,000	2,010,246
Xerium Technologies, Inc. 9.50%, 8/15/2021	4,708,000	4,758,022

		21,062,351

MEDIA — 9.1%
Altice Luxembourg SA 7.75%, 5/15/2022 (a) (b)	26,649,000	26,190,637
AMC Networks, Inc. 4.75%, 12/15/2022	6,177,000	6,308,261
Cable One, Inc. 5.75%, 6/15/2022 (a)	3,256,000	3,365,890
Cablevision Systems Corp.:
5.88%, 9/15/2022 (b)	5,754,000	5,638,920
7.75%, 4/15/2018	9,415,000	9,532,687
8.00%, 4/15/2020	5,839,000	6,233,133
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 3/15/2021	5,562,000	5,655,859
5.25%, 9/30/2022	12,789,000	13,076,752
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.13%, 12/15/2021 (a)	7,197,000	7,214,992
5.13%, 12/15/2021 (a)	3,207,000	3,215,018

See accompanying notes to financial statements.

77

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
6.38%, 9/15/2020 (a)	$13,714,000	$13,919,710
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.50%, 11/15/2022	6,138,000	6,199,380
Series B, 6.50%, 11/15/2022	18,835,000	19,117,525
Series B, 7.63%, 3/15/2020 (b)	15,991,000	15,671,180
Cogeco Communications, Inc. 4.88%, 5/1/2020 (a)	2,513,000	2,547,554
CSC Holdings LLC:
6.75%, 11/15/2021	8,589,000	9,211,702
7.63%, 7/15/2018	5,608,000	5,734,180
8.63%, 2/15/2019	4,464,000	4,709,520
DISH DBS Corp.:
4.25%, 4/1/2018	11,862,000	11,906,482
5.13%, 5/1/2020	10,265,000	10,483,131
5.88%, 7/15/2022 (b)	19,666,000	19,764,330
6.75%, 6/1/2021	19,358,000	20,374,295
7.88%, 9/1/2019	12,038,000	12,880,660
iHeartCommunications, Inc.:
9.00%, 12/15/2019 (b)	19,278,000	14,265,720
9.00%, 3/1/2021	15,355,000	10,978,825
9.00%, 9/15/2022	9,183,000	6,588,802
11.25%, 3/1/2021	2,820,000	2,002,200
11.25%, 3/1/2021 (a) (b)	7,012,000	4,619,155
Lee Enterprises, Inc. 9.50%, 3/15/2022 (a)	4,182,000	4,320,529
LIN Television Corp. 5.88%, 11/15/2022	1,481,000	1,540,240
McClatchy Co. 9.00%, 12/15/2022 (b)	4,000,000	4,160,200
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.50%, 8/1/2019 (a) (b)	1,932,000	1,932,000
SFR Group SA 6.00%, 5/15/2022 (a) (b)	39,528,000	40,145,625
Sinclair Television Group, Inc.:
5.38%, 4/1/2021	6,149,000	6,256,608
6.13%, 10/1/2022	5,373,000	5,534,190
Sirius XM Radio, Inc. 3.88%, 8/1/2022 (a)	8,533,000	8,596,144
TEGNA, Inc.:
4.88%, 9/15/2021 (a)	2,118,000	2,160,360
5.13%, 10/15/2019	3,545,000	3,589,313
5.13%, 7/15/2020	6,741,000	6,901,099

See accompanying notes to financial statements.

78

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Time, Inc. 5.75%, 4/15/2022 (a) (b)	$4,425,000	$4,615,718
Tribune Media Co. 5.88%, 7/15/2022	9,104,000	9,354,360
Univision Communications, Inc. 6.75%, 9/15/2022 (a)	248,000	257,300
Urban One, Inc. 7.38%, 4/15/2022 (a)	2,565,000	2,552,175
Videotron, Ltd. 5.00%, 7/15/2022	6,014,500	6,345,297
Virgin Media Secured Finance PLC 5.25%, 1/15/2021	3,971,000	4,179,478
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.13%, 9/1/2020 (a)	3,790,000	3,866,937

		393,714,073

MINING — 2.9%
Aleris International, Inc.:
7.88%, 11/1/2020	5,156,000	5,104,440
9.50%, 4/1/2021 (a)	4,389,000	4,633,138
Anglo American Capital PLC:
3.63%, 9/11/2024 (a)	3,138,000	3,113,993
9.38%, 4/8/2019 (a)	4,727,000	5,115,222
Barminco Finance Pty, Ltd. 6.63%, 5/15/2022 (a) (b)	3,706,000	3,627,247
Eldorado Gold Corp. 6.13%, 12/15/2020 (a) (b)	5,891,000	5,824,726
Ferroglobe PLC/Globe Specialty Metals, Inc. 9.38%, 3/1/2022 (a)	2,975,000	3,205,563
FMG Resources August 2006 Pty, Ltd. 4.75%, 5/15/2022 (a)	8,099,000	8,190,114
Freeport-McMoRan, Inc.:
2.38%, 3/15/2018	11,687,000	11,672,391
3.10%, 3/15/2020	9,103,000	9,046,561
3.55%, 3/1/2022 (b)	16,115,000	15,934,512
4.00%, 11/14/2021	5,027,000	5,027,000
6.75%, 2/1/2022	6,430,000	6,655,050
Hecla Mining Co. 6.88%, 5/1/2021	5,414,000	5,549,350
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	7,367,000	8,228,018
Kinross Gold Corp. 5.13%, 9/1/2021	3,862,000	4,026,135

See accompanying notes to financial statements.

79

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Lundin Mining Corp. 7.88%, 11/1/2022 (a)	$3,157,000	$3,389,829
New Gold, Inc. 6.25%, 11/15/2022 (a)	3,792,000	3,915,240
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.13%, 11/1/2022 (a)	5,130,000	5,296,725
Teck Resources, Ltd.:
3.75%, 2/1/2023 (b)	1,063,000	1,065,658
4.75%, 1/15/2022 (b)	5,492,000	5,704,815

		124,325,727

MISCELLANEOUS MANUFACTURER — 1.5%
Amsted Industries, Inc. 5.00%, 3/15/2022 (a)	6,647,000	6,804,866
Bombardier, Inc.:
5.75%, 3/15/2022 (a) (b)	7,276,000	7,148,670
6.00%, 10/15/2022 (a) (b)	9,248,000	9,086,160
7.75%, 3/15/2020 (a)	9,205,000	9,895,375
8.75%, 12/1/2021 (a)	10,843,000	11,927,300
EnPro Industries, Inc. 5.88%, 9/15/2022	2,137,000	2,227,823
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a)	12,463,000	12,743,417
LSB Industries, Inc. 8.50%, 8/1/2019 (b) (g)	4,172,000	4,135,495

		63,969,106

OFFICE & BUSINESS EQUIPMENT — 0.0% (f)
Xerox Corp. 3.63%, 3/15/2023	1,399,000	1,367,966

OIL & GAS — 8.2%
Aker BP ASA 6.00%, 7/1/2022 (a)	3,406,000	3,555,013
Antero Resources Corp.:
5.13%, 12/1/2022	10,260,000	10,478,025
5.38%, 11/1/2021	7,348,000	7,531,700
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 10.00%, 4/1/2022 (a)	13,234,000	14,193,465
Athabasca Oil Corp. 9.88%, 2/24/2022 (a)	4,705,000	4,557,969
Baytex Energy Corp.:
5.13%, 6/1/2021 (a)	2,250,000	2,143,125
5.63%, 6/1/2024 (a)	1,729,000	1,610,218

See accompanying notes to financial statements.

80

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Bill Barrett Corp. 7.00%, 10/15/2022	$216,000	$220,050
California Resources Corp.:
5.00%, 1/15/2020	1,925,000	1,761,375
8.00%, 12/15/2022 (a) (b)	7,934,000	6,574,112
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
6.50%, 4/15/2021	6,457,000	6,432,786
7.63%, 1/15/2022	3,378,000	3,373,778
11.50%, 1/15/2021 (a)	5,547,000	6,309,712
Canbriam Energy, Inc. 9.75%, 11/15/2019 (a)	4,547,000	4,620,889
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023 (b)	250,000	259,375
7.50%, 9/15/2020 (b)	3,876,000	3,948,675
Chesapeake Energy Corp.:
4.88%, 4/15/2022 (b)	2,734,000	2,576,795
6.13%, 2/15/2021	1,564,000	1,593,325
6.63%, 8/15/2020 (b)	7,111,000	7,395,440
8.00%, 6/15/2027 (a) (b)	1,088,000	1,049,920
Comstock Resources, Inc. 10.00%, 3/15/2020	4,164,000	4,299,538
Continental Resources, Inc. 5.00%, 9/15/2022	21,505,000	21,827,575
CVR Refining LLC/Coffeyville Finance, Inc. 6.50%, 11/1/2022	858,000	887,000
Denbury Resources, Inc.:
4.63%, 7/15/2023	777,000	493,395
5.50%, 5/1/2022 (b)	7,663,000	5,239,959
9.00%, 5/15/2021 (a) (b)	4,293,000	4,368,128
Energen Corp. 4.63%, 9/1/2021	3,426,000	3,466,684
EP Energy LLC/Everest Acquisition Finance, Inc. 9.38%, 5/1/2020 (b)	10,811,000	9,135,295
Extraction Oil & Gas, Inc./Extraction Finance Corp. 7.88%, 7/15/2021 (a)	2,765,974	2,931,932
Jones Energy Holdings LLC/Jones Energy Finance Corp. 6.75%, 4/1/2022 (b)	4,098,000	3,073,500
Jupiter Resources, Inc. 8.50%, 10/1/2022 (a)	9,627,000	5,968,740
Laredo Petroleum, Inc. 5.63%, 1/15/2022	4,503,000	4,548,030
Legacy Reserves L.P./Legacy Reserves Finance Corp. 6.63%, 12/1/2021	4,460,000	3,055,100

See accompanying notes to financial statements.

81

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Murphy Oil Corp.:
4.00%, 6/1/2022	$3,620,000	$3,642,625
4.45%, 12/1/2022	5,948,000	5,981,904
Nabors Industries, Inc.:
4.63%, 9/15/2021 (b)	5,242,000	4,993,005
5.00%, 9/15/2020	5,690,000	5,675,775
6.15%, 2/15/2018	2,227,000	2,229,784
Newfield Exploration Co. 5.75%, 1/30/2022	5,110,000	5,451,731
Northern Oil and Gas, Inc. 8.00%, 6/1/2020 (b)	5,415,000	4,222,076
Oasis Petroleum, Inc.:
6.50%, 11/1/2021 (b)	2,502,000	2,555,168
6.88%, 3/15/2022 (b)	6,252,000	6,416,115
Parker Drilling Co. 6.75%, 7/15/2022	3,219,000	2,631,533
Pride International LLC 6.88%, 8/15/2020 (b)	3,171,000	3,309,731
Puma International Financing SA 6.75%, 2/1/2021 (a)	2,209,000	2,250,419
QEP Resources, Inc.:
5.38%, 10/1/2022	1,025,000	1,046,781
5.63%, 3/1/2026	2,266,000	2,294,325
Range Resources Corp.:
5.00%, 8/15/2022	4,627,000	4,603,865
5.75%, 6/1/2021	2,291,000	2,376,913
Resolute Energy Corp. 8.50%, 5/1/2020	4,303,000	4,372,924
Rowan Cos., Inc. 4.88%, 6/1/2022	4,181,000	3,956,271
RSP Permian, Inc. 6.63%, 10/1/2022	7,561,000	7,929,599
Sable Permian Resources Land LLC 13.00%, 11/30/2020 (a)	6,837,000	7,862,550
Sable Permian Resources Land LLC/AEPB Finance Corp.:
7.13%, 11/1/2020 (a)	6,383,000	5,106,400
7.38%, 11/1/2021 (a)	4,936,000	3,961,140
Sanchez Energy Corp. 7.75%, 6/15/2021 (b)	5,213,000	4,887,187
SM Energy Co. 6.13%, 11/15/2022 (b)	5,060,000	5,154,875
Southwestern Energy Co. 4.10%, 3/15/2022 (b)	7,803,000	7,691,027
Sunoco L.P./Sunoco Finance Corp.:
5.50%, 8/1/2020	8,904,000	9,143,518

See accompanying notes to financial statements.

82

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 4/15/2021	$5,146,000	$5,357,706
Teine Energy, Ltd. 6.88%, 9/30/2022 (a)	1,735,000	1,789,219
Transocean, Inc.:
5.80%, 10/15/2022	1,248,000	1,232,400
9.00%, 7/15/2023 (a)	4,565,000	4,941,612
Tullow Oil PLC:
6.00%, 11/1/2020 (a)	6,489,000	6,513,334
6.25%, 4/15/2022 (a)	5,468,000	5,474,835
Ultra Resources, Inc. 6.88%, 4/15/2022 (a)	6,461,000	6,477,152
Unit Corp. 6.63%, 5/15/2021	6,440,000	6,504,400
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a)	2,898,000	2,803,815
Whiting Petroleum Corp.:
5.00%, 3/15/2019 (b)	8,735,000	8,957,742
5.75%, 3/15/2021 (b)	10,433,000	10,687,304
WPX Energy, Inc.:
6.00%, 1/15/2022	8,576,000	8,961,920
7.50%, 8/1/2020	5,501,000	5,941,080

		354,870,383

OIL & GAS SERVICES — 1.4%
Archrock Partners L.P./Archrock Partners Finance Corp. 6.00%, 4/1/2021	2,869,000	2,865,414
Bristow Group, Inc. 6.25%, 10/15/2022 (b)	3,426,000	2,792,190
Calfrac Holdings L.P. 7.50%, 12/1/2020 (a)	5,567,000	5,483,495
Forum Energy Technologies, Inc. 6.25%, 10/1/2021	2,515,000	2,535,434
KCA Deutag UK Finance PLC:
7.25%, 5/15/2021 (a)	4,093,000	3,949,745
9.88%, 4/1/2022 (a)	4,249,000	4,509,251
McDermott International, Inc. 8.00%, 5/1/2021 (a)	4,270,000	4,414,113
Petrofac, Ltd. 3.40%, 10/10/2018 (a) (b)	4,208,000	4,149,676
PHI, Inc. 5.25%, 3/15/2019	2,134,000	2,131,226
SESI LLC:
7.13%, 12/15/2021	6,714,000	6,885,878
7.75%, 9/15/2024 (a) (b)	974,000	1,027,570

See accompanying notes to financial statements.

83

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Weatherford International, Ltd.:
4.50%, 4/15/2022 (b)	$3,883,000	$3,514,115
5.13%, 9/15/2020 (b)	3,969,000	3,954,116
7.75%, 6/15/2021 (b)	7,971,000	8,120,456
9.63%, 3/1/2019	5,285,000	5,628,525

		61,961,204

PACKAGING & CONTAINERS — 2.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 9/15/2022 (a)	3,856,000	3,923,480
6.00%, 6/30/2021 (a) (b)	1,995,000	2,047,369
7.25%, 5/15/2024 (a)	2,558,000	2,785,023
Ball Corp.:
4.00%, 11/15/2023	1,529,000	1,559,580
4.38%, 12/15/2020	8,294,000	8,573,922
5.00%, 3/15/2022	4,275,000	4,563,562
Berry Global, Inc.:
5.50%, 5/15/2022	4,299,000	4,422,596
6.00%, 10/15/2022	3,191,000	3,342,573
Coveris Holdings SA 7.88%, 11/1/2019 (a) (b)	5,159,000	5,146,102
Graphic Packaging International, Inc. 4.75%, 4/15/2021	2,147,000	2,239,428
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/2022 (a) (b)	4,448,000	4,614,800
PaperWorks Industries, Inc. 9.50%, 8/15/2019 (a)	3,508,000	2,374,478
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/2020	28,553,606	28,999,756
6.88%, 2/15/2021	5,938,865	6,027,948
Sealed Air Corp.:
4.88%, 12/1/2022 (a)	4,260,000	4,499,838
6.50%, 12/1/2020 (a)	4,109,000	4,504,697

		89,625,152

PHARMACEUTICALS — 1.7%
Endo Finance LLC 5.75%, 1/15/2022 (a)	3,570,000	2,963,100
Endo Finance LLC/Endo Finco, Inc.:
5.38%, 1/15/2023 (a)	1,980,000	1,544,400
7.25%, 1/15/2022 (a)	5,461,000	4,764,723
Valeant Pharmaceuticals International:
6.75%, 8/15/2021 (a)	8,094,000	8,185,058

See accompanying notes to financial statements.

84

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
7.25%, 7/15/2022 (a) (b)	$6,919,000	$7,022,785
Valeant Pharmaceuticals International, Inc.:
5.38%, 3/15/2020 (a) (b)	15,655,000	15,694,137
5.50%, 11/1/2025 (a)	1,440,000	1,468,800
5.63%, 12/1/2021 (a) (b)	6,835,000	6,698,300
6.50%, 3/15/2022 (a)	9,152,000	9,632,480
7.50%, 7/15/2021 (a)	14,059,000	14,375,327

		72,349,110

PIPELINES — 2.5%
American Midstream Partners L.P./American Midstream Finance Corp. 8.50%, 12/15/2021 (a)	4,064,000	4,157,980
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:
3.50%, 12/1/2022	1,216,000	1,207,640
5.50%, 10/15/2019	3,043,000	3,151,696
6.25%, 10/15/2022	1,661,000	1,762,271
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	7,010,000	7,307,925
DCP Midstream Operating L.P.:
4.75%, 9/30/2021 (a) (b)	8,305,000	8,595,675
4.95%, 4/1/2022	788,000	818,535
5.35%, 3/15/2020 (a)	5,405,000	5,634,713
9.75%, 3/15/2019 (a)	5,305,000	5,722,769
Energy Transfer Equity L.P.:
4.25%, 3/15/2023	1,516,000	1,500,840
7.50%, 10/15/2020	11,790,000	12,983,737
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.50%, 10/1/2025	935,000	949,025
6.75%, 8/1/2022	6,209,000	6,430,196
Martin Midstream Partners L.P./Martin Midstream Finance Corp. 7.25%, 2/15/2021	3,621,000	3,652,684
NGPL PipeCo LLC 4.38%, 8/15/2022 (a)	7,791,000	7,912,540
Niska Gas Storage, Ltd./Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019	1,917,000	1,940,963
NuStar Logistics L.P.:
4.80%, 9/1/2020	3,083,000	3,123,464
8.40%, 4/15/2018	3,093,000	3,143,261
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a)	7,054,000	7,389,065
6.00%, 1/15/2019 (a)	2,487,000	2,558,501
6.85%, 7/15/2018 (a)	6,001,000	6,121,020

See accompanying notes to financial statements.

85

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
SemGroup Corp./Rose Rock Finance Corp. 5.63%, 7/15/2022 (b)	$2,498,000	$2,466,775
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 4.13%, 11/15/2019	6,515,000	6,563,862
Williams Cos., Inc. 7.88%, 9/1/2021	3,071,000	3,562,360

		108,657,497

REAL ESTATE — 0.3%
Crescent Communities LLC/Crescent Ventures, Inc. 8.88%, 10/15/2021 (a)	2,971,000	3,149,260
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/2019 (a)	2,782,000	2,823,730
5.25%, 12/1/2021 (a)	4,148,000	4,293,180
Rialto Holdings LLC/Rialto Corp. 7.00%, 12/1/2018 (a)	1,754,000	1,758,385

		12,024,555

REAL ESTATE INVESTMENT TRUSTS — 1.4%
American Tower Corp. 2.25%, 1/15/2022	238,000	231,607
Equinix, Inc. 5.38%, 1/1/2022	8,845,000	9,187,744
Iron Mountain, Inc.:
4.38%, 6/1/2021 (a)	3,508,000	3,560,620
5.75%, 8/15/2024 (b)	1,840,000	1,863,000
6.00%, 8/15/2023 (b)	1,651,000	1,725,295
iStar, Inc.:
4.63%, 9/15/2020	4,884,000	4,951,155
5.00%, 7/1/2019	6,120,000	6,158,250
5.25%, 9/15/2022	4,950,000	4,974,750
6.00%, 4/1/2022	2,614,000	2,705,490
RHP Hotel Properties L.P./RHP Finance Corp. 5.00%, 4/15/2021	2,983,000	3,027,745
Sabra Health Care L.P./Sabra Capital Corp. 5.50%, 2/1/2021	1,269,000	1,300,725
SBA Communications Corp.:
4.00%, 10/1/2022 (a)	6,615,000	6,631,537
4.88%, 7/15/2022	6,410,000	6,586,275

See accompanying notes to financial statements.

86

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Starwood Property Trust, Inc. 5.00%, 12/15/2021	$9,348,000	$9,733,605

		62,637,798

RETAIL — 3.2%
1011778 BC ULC/New Red Finance, Inc. 4.63%, 1/15/2022 (a)	10,055,000	10,294,309
Bon-Ton Department Stores, Inc. 8.00%, 6/15/2021	2,834,167	791,795
Claire’s Stores, Inc. 9.00%, 3/15/2019 (a)	11,543,000	7,531,807
Dollar Tree, Inc.:
5.25%, 3/1/2020	4,955,000	5,047,906
5.75%, 3/1/2023	1,460,000	1,527,525
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp. 8.00%, 6/1/2021 (a) (b)	2,950,000	2,950,000
Ferrellgas L.P./Ferrellgas Finance Corp.:
6.50%, 5/1/2021	6,402,000	6,009,877
6.75%, 1/15/2022 (b)	2,904,000	2,689,975
GameStop Corp.:
5.50%, 10/1/2019 (a)	1,457,000	1,477,034
6.75%, 3/15/2021 (a) (b)	3,157,000	3,306,958
Gap, Inc. 5.95%, 4/12/2021 (b)	9,736,000	10,509,325
Group 1 Automotive, Inc. 5.00%, 6/1/2022	3,331,000	3,430,930
Guitar Center, Inc. 6.50%, 4/15/2019 (a) (b)	5,220,000	4,854,600
Hot Topic, Inc. 9.25%, 6/15/2021 (a)	3,415,000	3,240,152
JC Penney Corp., Inc.:
5.65%, 6/1/2020 (b)	2,275,000	2,104,375
8.13%, 10/1/2019 (b)	1,255,000	1,273,825
L Brands, Inc.:
5.63%, 2/15/2022	7,397,000	7,878,175
6.63%, 4/1/2021	10,506,000	11,504,070
7.00%, 5/1/2020	4,072,000	4,438,480
8.50%, 6/15/2019	4,169,000	4,518,154
Men’s Wearhouse, Inc. 7.00%, 7/1/2022 (b)	4,236,000	4,262,687
Michaels Stores, Inc. 5.88%, 12/15/2020 (a)	4,402,000	4,468,030
Neiman Marcus Group, Ltd. LLC:
8.00%, 10/15/2021 (a) (b)	8,995,000	5,173,924

See accompanying notes to financial statements.

87

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
8.75%, 10/15/2021 (a) (b)	$3,638,500	$1,954,966
Penske Automotive Group, Inc. 5.75%, 10/1/2022	257,000	264,871
PVH Corp. 4.50%, 12/15/2022	1,482,000	1,515,345
Rite Aid Corp.:
6.75%, 6/15/2021	9,495,000	9,411,919
9.25%, 3/15/2020	7,732,000	7,828,650
Tops Holding LLC/Tops Markets II Corp. 8.00%, 6/15/2022 (a)	5,942,000	3,208,680
TRU Taj LLC/TRU Taj Finance, Inc. 12.00%, 8/15/2021 (a) (e)	1,000,000	925,000
Yum! Brands, Inc.:
3.75%, 11/1/2021	2,346,000	2,381,190
3.88%, 11/1/2020	3,243,000	3,315,967

		140,090,501

SEMICONDUCTORS — 1.0%
Amkor Technology, Inc. 6.38%, 10/1/2022	1,574,000	1,621,220
NXP B.V./NXP Funding LLC:
3.75%, 6/1/2018 (a)	7,002,000	7,045,763
3.88%, 9/1/2022 (a) (b)	5,628,000	5,691,315
4.13%, 6/15/2020 (a)	6,146,000	6,291,968
4.13%, 6/1/2021 (a)	11,727,973	11,962,532
4.63%, 6/15/2022 (a)	7,310,000	7,648,087
STATS ChipPAC Pte, Ltd. 8.50%, 11/24/2020 (a)	2,615,000	2,793,633

		43,054,518

SOFTWARE — 1.3%
Blackboard, Inc. 9.75%, 10/15/2021 (a) (b)	3,296,000	2,999,360
BMC Software Finance, Inc. 8.13%, 7/15/2021 (a)	16,418,333	16,459,379
Boxer Parent Co., Inc. 9.00%, 10/15/2019 (a) (b)	5,138,000	5,148,276
CURO Financial Technologies Corp. 12.00%, 3/1/2022 (a)	3,702,000	4,072,200
Infor Software Parent LLC/Infor Software Parent, Inc. 7.13%, 5/1/2021 (a)	5,165,000	5,274,756
Infor US, Inc.:
5.75%, 8/15/2020 (a)	3,747,000	3,854,726
6.50%, 5/15/2022	14,924,000	15,446,340

See accompanying notes to financial statements.

88

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Nuance Communications, Inc. 5.38%, 8/15/2020 (a)	$3,381,000	$3,427,489

		56,682,526

STORAGE & WAREHOUSING — 0.4%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (a) (b)	9,665,000	9,634,797
10.75%, 10/15/2019 (a) (b)	6,700,000	6,729,312

		16,364,109

TELECOMMUNICATIONS — 9.2%
Anixter, Inc.:
5.13%, 10/1/2021 (b)	5,345,000	5,625,613
5.63%, 5/1/2019	2,372,000	2,440,195
Avanti Communications Group PLC:
10.00%, 10/1/2021 (a) (b)	1,412,251	1,163,342
12.00%, 10/1/2023 (a)	2,433,311	590,838
CenturyLink, Inc.:
Series S, 6.45%, 6/15/2021	11,931,000	12,065,224
Series T, 5.80%, 3/15/2022	13,760,000	13,455,904
Series V, 5.63%, 4/1/2020	8,939,000	9,006,042
CommScope, Inc. 5.00%, 6/15/2021 (a)	4,799,000	4,882,983
Consolidated Communications, Inc. 6.50%, 10/1/2022 (b)	4,130,000	3,717,000
Frontier Communications Corp.:
6.25%, 9/15/2021	6,220,000	4,385,100
7.13%, 3/15/2019	3,715,000	3,557,113
8.13%, 10/1/2018 (b)	5,677,000	5,648,331
8.50%, 4/15/2020 (b)	5,054,000	4,194,820
8.75%, 4/15/2022	6,802,000	4,927,369
9.25%, 7/1/2021 (b)	6,358,000	5,006,925
10.50%, 9/15/2022 (b)	13,304,000	10,061,815
11.00%, 9/15/2025	6,864,000	5,045,040
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.50%, 7/1/2022 (a) (b)	5,715,000	6,450,806
HC2 Holdings, Inc. 11.00%, 12/1/2019 (a)	2,797,000	2,844,199
Hughes Satellite Systems Corp.:
6.50%, 6/15/2019	10,106,000	10,560,770
7.63%, 6/15/2021	9,083,000	10,019,684
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	11,599,000	11,599,000

See accompanying notes to financial statements.

89

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020	$20,575,000	$19,237,625
7.50%, 4/1/2021 (b)	10,553,000	9,603,230
9.50%, 9/30/2022 (a) (b)	4,691,000	5,388,786
Intelsat Luxembourg SA 7.75%, 6/1/2021 (b)	17,863,000	9,646,020
Level 3 Financing, Inc.:
5.38%, 8/15/2022	7,823,000	7,923,134
6.13%, 1/15/2021	5,453,000	5,541,611
Level 3 Parent LLC 5.75%, 12/1/2022	3,907,000	3,917,940
Nokia Oyj:
3.38%, 6/12/2022 (b)	2,042,000	2,029,238
5.38%, 5/15/2019	6,510,000	6,721,575
Qwest Corp. 6.75%, 12/1/2021	8,575,000	9,228,844
Sable International Finance, Ltd. 6.88%, 8/1/2022 (a)	7,015,000	7,418,363
SoftBank Group Corp. 4.50%, 4/15/2020 (a)	22,954,000	23,442,920
Sprint Capital Corp. 6.90%, 5/1/2019 (b)	11,693,000	12,277,650
Sprint Communications, Inc.:
6.00%, 11/15/2022	15,954,000	15,924,086
7.00%, 3/1/2020 (a)	7,595,000	8,107,662
7.00%, 8/15/2020 (b)	11,218,000	11,891,080
9.00%, 11/15/2018 (a)	15,557,000	16,373,742
11.50%, 11/15/2021	3,188,000	3,837,555
Sprint Corp. 7.25%, 9/15/2021	20,739,000	21,957,416
Telecom Italia Capital SA:
7.00%, 6/4/2018	11,427,000	11,638,399
7.18%, 6/18/2019	4,159,000	4,413,739
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	7,037,000	7,043,319
T-Mobile USA, Inc.:
4.00%, 4/15/2022	4,118,000	4,218,479
6.13%, 1/15/2022	11,955,000	12,320,823
6.63%, 4/1/2023	2,723,000	2,825,113
Trilogy International Partners LLC/Trilogy International Finance, Inc. 8.88%, 5/1/2022 (a) (b)	4,150,000	4,253,750
Windstream Services LLC/Windstream Finance Corp.:
6.38%, 8/1/2023 (a) (b)	9,646,900	5,788,140
7.75%, 10/15/2020 (b)	1,937,000	1,636,765

See accompanying notes to financial statements.

90

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
8.63%, 10/31/2025 (a)	$8,553,850	$8,265,158
8.75%, 12/15/2024 (a)	108,500	75,950

		400,196,225

TEXTILES — 0.1%
Springs Industries, Inc. 6.25%, 6/1/2021	3,891,000	3,980,979

TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc.:
2.35%, 5/6/2019	4,650,000	4,591,410
2.35%, 8/15/2021	3,300,000	2,936,010

		7,527,420

TRANSPORTATION — 1.0%
Global Ship Lease, Inc. 9.88%, 11/15/2022 (a)	3,639,000	3,761,816
Hornbeck Offshore Services, Inc.:
5.00%, 3/1/2021	3,531,000	1,853,775
5.88%, 4/1/2020	3,279,000	2,180,535
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	6,338,000	5,371,455
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (a)	5,388,000	4,310,400
Neovia Logistics Services LLC/SPL Logistics Finance Corp. 8.88%, 8/1/2020 (a)	5,273,000	4,350,225
Teekay Corp. 8.50%, 1/15/2020 (b)	3,795,000	3,847,181
XPO Logistics, Inc. 6.50%, 6/15/2022 (a)	16,753,000	17,485,944

		43,161,331

TRUCKING & LEASING — 0.6%
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/2022 (a)	4,300,000	4,450,500
Park Aerospace Holdings, Ltd.:
3.63%, 3/15/2021 (a)	2,475,000	2,388,375
4.50%, 3/15/2023 (a)	2,788,000	2,662,540
5.25%, 8/15/2022 (a)	15,132,000	15,056,340

		24,557,755

TOTAL CORPORATE BONDS & NOTES (Cost $4,341,105,550)		4,252,427,070

See accompanying notes to financial statements.

91

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 0.1%
CONSTRUCTION & ENGINEERING — 0.0% (f)
Abengoa SA Class A (h)	1,017,249	$17,101
Abengoa SA (h)	10,518,618	138,939

		156,040

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (f)
Mood Media Corp. PIK (h) (i)	822,357	690,780

ENERGY EQUIPMENT & SERVICES — 0.0% (f)
Key Energy Services, Inc. (h)	20,000	235,800

OIL, GAS & CONSUMABLE FUELS — 0.1% (f)
Amplify Energy Corp. (h)	57,652	585,168
Vanguard Natural Resources, Inc. (h)	12,052	225,372
VNR Finance Corp. (h) (i)	67,569	1,263,540

		2,074,080

TRANSPORTATION INFRASTRUCTURE — 0.0% (f)
Erickson, Inc. (i)	7,423	255,069

TOTAL COMMON STOCKS (Cost $14,723,239)		3,411,769

WARRANTS — 0.0% (f)
ADVERTISING SERVICES — 0.0% (f)
Affinion Group, Inc. (expiring 11/20/22) (b) (h)	11,802	—

OIL, GAS & CONSUMABLE FUELS — 0.0% (f)
Comstock Resources, Inc. (expiring 9/6/18) (h)	14,438	122,001

TOTAL WARRANTS (Cost $0)		122,001

SHORT-TERM INVESTMENTS — 8.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (j) (k)	66,192,641	66,192,641
State Street Navigator Securities Lending Government Money Market Portfolio (j) (l)	307,446,026	307,446,026

TOTAL SHORT-TERM INVESTMENTS (Cost $373,638,667)		373,638,667

TOTAL INVESTMENTS — 106.8% (Cost $4,729,467,456)		4,629,599,507

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.8)%		(294,637,358)

NET ASSETS — 100.0%		$4,334,962,149

See accompanying notes to financial statements.

92

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 37.4% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2017, total aggregate fair value of the security is $1,293,600, representing less than 0.05% of the Fund’s net assets.
(d)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2017.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Amount is less than 0.05% of net assets.
(g)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2017. Maturity date shown is the final maturity.
(h)	Non-income producing security.
(i)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2017, total aggregate fair value of securities is $2,209,389, representing 0.1% of net assets.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at December 31, 2017.
(l)	Investment of cash collateral for securities loaned.

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

PIK = Payment in Kind

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$21,577,701	$1,293,600	$22,871,301
Aerospace & Defense	—	58,753,905	—	58,753,905
Agriculture	—	7,390,131	—	7,390,131
Airlines	—	41,593,709	—	41,593,709
Apparel	—	3,133,880	—	3,133,880
Auto Manufacturers	—	32,943,260	—	32,943,260
Auto Parts & Equipment	—	23,430,753	—	23,430,753
Banks	—	60,237,375	—	60,237,375
Beverages	—	9,289,876	—	9,289,876
Biotechnology	—	7,885,963	—	7,885,963
Chemicals	—	121,973,419	—	121,973,419

See accompanying notes to financial statements.

93

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Coal	$—	$28,075,165	$—	$28,075,165
Commercial Services	—	160,637,011	—	160,637,011
Construction Materials	—	20,822,728	—	20,822,728
Distribution & Wholesale	—	12,812,871	—	12,812,871
Diversified Financial Services	—	375,661,435	—	375,661,435
Electric	—	85,997,320	—	85,997,320
Electrical Components & Equipment	—	7,630,135	—	7,630,135
Electronics.	—	2,101,250	—	2,101,250
Energy-Alternate Sources	—	2,371,050	—	2,371,050
Engineering & Construction	—	8,621,908	—	8,621,908
Entertainment	—	93,805,908	—	93,805,908
Environmental Control	—	26,960,115	—	26,960,115
Food	—	51,705,545	—	51,705,545
Forest Products & Paper	—	6,333,475	—	6,333,475
Gas	—	11,156,389	—	11,156,389
Hand & Machine Tools	—	3,802,838	—	3,802,838
Health Care Products	—	59,933,125	—	59,933,125
Health Care Services	—	321,837,956	—	321,837,956
Holding Companies-Divers	—	18,607,258	—	18,607,258
Home Builders	—	95,388,557	—	95,388,557
Household Products	—	24,530,723	—	24,530,723
Household Products & Wares	—	3,460,694	—	3,460,694
Insurance	—	37,819,636	—	37,819,636
Internet	—	28,320,550	—	28,320,550
Iron/Steel	—	64,602,996	—	64,602,996
IT Services	—	114,080,556	—	114,080,556
Leisure Time	—	16,476,806	—	16,476,806
Lodging	—	73,022,001	—	73,022,001
Machinery, Construction & Mining	—	4,167,211	—	4,167,211
Machinery-Diversified	—	21,062,351	—	21,062,351
Media	—	393,714,073	—	393,714,073
Mining.	—	124,325,727	—	124,325,727
Miscellaneous Manufacturer	—	63,969,106	—	63,969,106
Office & Business Equipment	—	1,367,966	—	1,367,966
Oil & Gas	—	354,870,383	—	354,870,383
Oil & Gas Services	—	61,961,204	—	61,961,204
Packaging & Containers	—	89,625,152	—	89,625,152
Pharmaceuticals	—	72,349,110	—	72,349,110
Pipelines	—	108,657,497	—	108,657,497
Real Estate	—	12,024,555	—	12,024,555

See accompanying notes to financial statements.

94

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Real Estate Investment Trusts	$—	$62,637,798	$—		$62,637,798
Retail	—	140,090,501	—		140,090,501
Semiconductors	—	43,054,518	—		43,054,518
Software	—	56,682,526	—		56,682,526
Storage & Warehousing	—	16,364,109	—		16,364,109
Telecommunications	—	400,196,225	—		400,196,225
Textiles	—	3,980,979	—		3,980,979
Toys/Games/Hobbies	—	7,527,420	—		7,527,420
Transportation	—	43,161,331	—		43,161,331
Trucking & Leasing	—	24,557,755	—		24,557,755
Common Stocks
Construction & Engineering	156,040	—	—		156,040
Electronic Equipment, Instruments & Components	—	690,780	—		690,780
Energy Equipment & Services	235,800	—	—		235,800
Oil, Gas & Consumable Fuels	810,540	1,263,540	0	(a)	2,074,080
Transportation Infrastructure	—	255,069	—		255,069
Warrants
Oil, Gas & Consumable Fuels	—	122,001	0	(a)	122,001
Advertising Services	—	—	0	(a)	—
Short-Term Investments	373,638,667	—	—		373,638,667

TOTAL INVESTMENTS	$374,841,047	$4,253,464,860	$1,293,600		$4,629,599,507

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2017.

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	88,095,378	$88,095,378	$641,441,832	$663,344,569	$—	$—	66,192,641	$66,192,641	$286,699
State Street Navigator Securities Lending Government Money Market Portfolio	259,642,925	259,642,925	533,802,904	485,999,803	—	—	307,446,026	307,446,026	1,813,213

Total		$347,738,303	$1,175,244,736	$1,149,344,372	$—	$—		$373,638,667	$2,099,912

See accompanying notes to financial statements.

95

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (Unaudited)

	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Bloomberg Barclays High Yield Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$3,991,651,417	$12,354,121,321
Investments in affiliated issuers, at value	188,394,042	764,484,675

Total Investments	4,180,045,459	13,118,605,996
Cash	189	11,755,125
Receivable for investments sold	10,214,292	44,356,816
Receivable for fund shares sold	—	201,406,989
Dividends receivable — unaffiliated issuers	3,137,000	—
Interest receivable - unaffiliated issuers	13,479,115	199,502,929
Securities lending income receivable — unaffiliated issuers	37,927	105,081
Securities lending income receivable — affiliated issuers	224,367	561,490
Receivable for foreign taxes recoverable	—	72,070

TOTAL ASSETS	4,207,138,349	13,576,366,496

LIABILITIES
Payable upon return of securities loaned	155,782,111	652,129,109
Payable for investments purchased	42,120,630	243,222,473
Advisory fee payable	1,383,474	4,160,508
Trustees’ fees and expenses payable	—	12,896
Accrued expenses and other liabilities	106	26,859

TOTAL LIABILITIES	199,286,321	899,551,845

NET ASSETS	$4,007,852,028	$12,676,814,651

NET ASSETS CONSIST OF:
Paid-in Capital	$3,782,548,006	$13,904,973,358
Undistributed (distribution in excess of) net investment income (loss)	(32,498,251)	(59,018,336)
Accumulated net realized gain (loss) on investments	(88,823,551)	(882,465,712)
Net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	346,625,824	(286,674,659)

NET ASSETS	$4,007,852,028	$12,676,814,651

NET ASSET VALUE PER SHARE
Net asset value per share	$50.67	$36.64

Shares outstanding (unlimited amount authorized, $0.01 par value)	79,100,000	346,023,812

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,645,025,593	$12,640,795,980
Investments in affiliated issuers	188,394,042	764,484,675

Total cost of investments	$3,833,419,635	$13,405,280,655

* Includes investments in securities on loan, at value	$183,497,280	$1,191,938,811

See accompanying notes to financial statements.

96

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

December 31, 2017 (Unaudited)

SPDR Bloomberg Barclays Short Term High Yield Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$4,322,153,481
Investments in affiliated issuers, at value	307,446,026

Total Investments	4,629,599,507
Cash	2,264,689
Receivable for investments sold	40,355,129
Interest receivable - unaffiliated issuers	71,707,375
Securities lending income receivable — unaffiliated issuers	34,751
Securities lending income receivable — affiliated issuers	308,540
Receivable for foreign taxes recoverable	18,591

TOTAL ASSETS	4,744,288,582

LIABILITIES
Payable upon return of securities loaned	307,446,026
Payable for investments purchased	83,878,989
Payable for fund shares repurchased	16,510,576
Advisory fee payable	1,490,842

TOTAL LIABILITIES	409,326,433

NET ASSETS	$4,334,962,149

NET ASSETS CONSIST OF:
Paid-in Capital	$4,758,914,626
Undistributed (distribution in excess of) net investment income (loss)	(9,553,182)
Accumulated net realized gain (loss) on investments	(314,531,346)
Net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(99,867,949)

NET ASSETS	$4,334,962,149

NET ASSET VALUE PER SHARE
Net asset value per share	$27.51

Shares outstanding (unlimited amount authorized, $0.01 par value)	157,600,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$4,422,021,430
Investments in affiliated issuers	307,446,026

Total cost of investments	$4,729,467,456

* Includes investments in securities on loan, at value	$473,340,426

See accompanying notes to financial statements.

97

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2017 (Unaudited)

	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Bloomberg Barclays High Yield Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated income	$22,814,694	$347,955,379
Dividend income — unaffiliated issuers	47,797,869	—
Unaffiliated securities lending income	245,105	705,353
Affiliated securities lending income	1,005,931	3,830,794
Foreign taxes withheld	(599,944)	—

TOTAL INVESTMENT INCOME (LOSS)	71,263,655	352,491,526

EXPENSES
Advisory fee	8,342,904	24,857,033
Trustees’ fees and expenses	32,386	108,812
Miscellaneous expenses	785	2,398

TOTAL EXPENSES	8,376,075	24,968,243

NET INVESTMENT INCOME (LOSS)	62,887,580	327,523,283

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(31,072,364)	(27,290,716)
In-kind redemptions — unaffiliated issuers	97,978,444	106,625,945

Net realized gain (loss)	66,906,080	79,335,229

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	91,566,435	(182,239,415)

NET REALIZED AND UNREALIZED GAIN (LOSS)	158,472,515	(102,904,186)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$221,360,095	$224,619,097

See accompanying notes to financial statements.

98

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended December 31, 2017 (Unaudited)

SPDR Bloomberg Barclays Short Term High Yield Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated income	$125,536,949
Unaffiliated securities lending income	194,721
Affiliated securities lending income	1,813,213

TOTAL INVESTMENT INCOME (LOSS)	127,544,883

EXPENSES
Advisory fee	8,768,641
Trustees’ fees and expenses	33,387
Miscellaneous expenses	827

TOTAL EXPENSES	8,802,855

NET INVESTMENT INCOME (LOSS)	118,742,028

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(10,996,084)
In-kind redemptions — unaffiliated issuers	30,327,111

Net realized gain (loss)	19,331,027

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(65,759,130)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(46,428,103)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$72,313,925

See accompanying notes to financial statements.

99

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Barclays Convertible Securities ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$62,887,580	$64,729,301
Net realized gain (loss)	66,906,080	211,667,459
Net change in unrealized appreciation/depreciation	91,566,435	223,277,171

Net increase (decrease) in net assets resulting from operations	221,360,095	499,673,931

Net equalization credits and charges	347,207	(22,043,373)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(123,831,627)	(135,469,746)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	851,812,273	1,729,715,695
Cost of shares redeemed	(814,973,855)	(419,685,802)
Net income equalization	(347,207)	22,043,373
Other capital	85,419	1,559,263

Net increase (decrease) in net assets from beneficial interest transactions	36,576,630	1,333,632,529

Net increase (decrease) in net assets during the period	134,452,305	1,675,793,341

Net assets at beginning of period	3,873,399,723	2,197,606,382

NET ASSETS AT END OF PERIOD	$4,007,852,028	$3,873,399,723

Undistributed (distribution in excess of) net investment income (loss)	$(32,498,251)	$28,445,796

SHARES OF BENEFICIAL INTEREST:
Shares sold	16,900,000	37,000,000
Shares redeemed	(16,000,000)	(9,000,000)

Net increase (decrease)	900,000	28,000,000

See accompanying notes to financial statements.

100

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Bloomberg Barclays High Yield Bond ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$327,523,283	$704,216,096
Net realized gain (loss)	79,335,229	397,125,369
Net change in unrealized appreciation/depreciation	(182,239,415)	177,235,906

Net increase (decrease) in net assets resulting from operations	224,619,097	1,278,577,371

Net equalization credits and charges	6,104,376	1,197,067

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(386,541,619)	(712,206,867)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	9,569,531,192	15,006,006,945
Cost of shares redeemed	(8,344,562,292)	(15,199,933,264)
Net income equalization	(6,104,376)	(1,197,067)
Other capital	588,685	2,453,990

Net increase (decrease) in net assets from beneficial interest transactions	1,219,453,209	(192,669,396)

Net increase (decrease) in net assets during the period	1,063,635,063	374,898,175

Net assets at beginning of period	11,613,179,588	11,238,281,413

NET ASSETS AT END OF PERIOD	$12,676,814,651	$11,613,179,588

Undistributed (distribution in excess of) net investment income (loss)	$(59,018,336)	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	259,000,000	410,500,000
Shares redeemed	(226,000,000)	(416,000,000)

Net increase (decrease)	33,000,000	(5,500,000)

See accompanying notes to financial statements.

101

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$118,742,028	$208,525,405
Net realized gain (loss)	19,331,027	60,013,109
Net change in unrealized appreciation/depreciation	(65,759,130)	74,897,535

Net increase (decrease) in net assets resulting from operations	72,313,925	343,436,049

Net equalization credits and charges	931,931	2,242,872

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.	(138,228,294)	(207,424,240)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	2,299,754,651	2,805,381,917
Cost of shares redeemed	(1,921,692,100)	(2,057,694,841)
Net income equalization	(931,931)	(2,242,872)
Other capital	214,672	373,365

Net increase (decrease) in net assets from beneficial interest transactions	377,345,292	745,817,569

Net increase (decrease) in net assets during the period	312,362,854	884,072,250

Net assets at beginning of period	4,022,599,295	3,138,527,045

NET ASSETS AT END OF PERIOD	$4,334,962,149	$4,022,599,295

Undistributed (distribution in excess of) net investment income (loss)	$(9,553,182)	$9,933,084

SHARES OF BENEFICIAL INTEREST:
Shares sold	82,800,000	101,400,000
Shares redeemed	(69,300,000)	(74,400,000)

Net increase (decrease)	13,500,000	27,000,000

See accompanying notes to financial statements.

102

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Convertible Securities ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$49.53		$43.78	$47.44	$50.30	$42.54	$37.67

Income (loss) from investment operations:
Net investment income (loss) (a)	0.77		0.98	0.82	0.37	—	(0.19)
Net realized and unrealized gain (loss) (b)	1.91		7.17	(1.38)	0.22	9.20	6.39

Total from investment operations	2.68		8.15	(0.56)	0.59	9.20	6.20

Net equalization credits and charges (a)	0.00	(c)	(0.33)	0.34	(0.05)	0.14	0.31

Other capital (a)	0.00	(c)	0.02	0.00 (c)	0.01	0.01	0.00 (c)

Distributions to shareholders from:
Net investment income	(1.54)		(2.09)	(2.32)	(2.12)	(1.59)	(1.64)
Net realized gains	—		—	(1.12)	(1.29)	—	—

Total distributions	(1.54)		(2.09)	(3.44)	(3.41)	(1.59)	(1.64)

Net asset value, end of period	$50.67		$49.53	$43.78	$47.44	$50.30	$42.54

Total return (d)	5.42%		18.34%	(0.13)%	1.27%	22.35%	17.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,007,852		$3,873,400	$2,197,606	$3,045,439	$2,862,353	$1,225,259
Ratios to average net assets:
Total expenses	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	3.02	%(e)	2.12%	1.84%	0.75%	0.00%	(0.47)%
Portfolio turnover rate (f)	20	%(g)	32%	30%	38%	40%	34%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

103

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays High Yield Bond ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14		Year Ended 6/30/13
Net asset value, beginning of period	$37.10		$35.28	$38.34	$41.63	$39.53		$39.16

Income (loss) from investment operations:
Net investment income (loss) (a)	0.98		2.18	2.22	2.26	2.38		2.59
Net realized and unrealized gain (loss) (b)	(0.31)		1.83	(3.10)	(3.31)	2.11		0.38

Total from investment operations	0.67		4.01	(0.88)	(1.05)	4.49		2.97

Net equalization credits and charges (a)	0.02		0.00 (c)	0.03	0.01	0.00	(c)	(0.01)

Other capital (a)	0.00	(c)	0.01	0.01	0.01	0.00	(c)	0.03

Distributions to shareholders from:
Net investment income	(1.15)		(2.20)	(2.22)	(2.26)	(2.39)		(2.62)
Net realized gains	—		—	—	—	(0.00	)(c)	—

Total distributions	(1.15)		(2.20)	(2.22)	(2.26)	(2.39)		(2.62)

Net asset value, end of period	$36.64		$37.10	$35.28	$38.34	$41.63		$39.53

Total return (d)	1.87%		11.65%	(1.99)%	(2.50)%	11.72%		7.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,676,815		$11,613,180	$11,238,281	$9,797,126	$9,762,390		$9,300,031
Ratios to average net assets:
Total expenses	0.40	%(e)	0.40%	0.40%	0.40%	0.40%		0.40%
Net investment income (loss)	5.27	%(e)	5.97%	6.32%	5.71%	5.86%		6.41%
Portfolio turnover rate (f)	18	%(g)	46%	59%	34%	30%		49%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

104

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$27.92		$26.80	$28.82	$30.86	$30.05	$29.77

Income (loss) from investment operations:
Net investment income (loss) (a)	0.76		1.62	1.51	1.51	1.59	1.75
Net realized and unrealized gain (loss) (b)	(0.29)		1.10	(2.02)	(2.04)	0.75	0.23

Total from investment operations	0.47		2.72	(0.51)	(0.53)	2.34	1.98

Net equalization credits and charges (a)	0.01		0.02	(0.01)	0.00 (c)	0.07	0.14

Other capital (a)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.04

Distributions to shareholders from:
Net investment income	(0.89)		(1.62)	(1.50)	(1.51)	(1.58)	(1.88)
Net realized gains	—		—	—	—	(0.02)	—

Total distributions	(0.89)		(1.62)	(1.50)	(1.51)	(1.60)	(1.88)

Net asset value, end of period	$27.51		$27.92	$26.80	$28.82	$30.86	$30.05

Total return (d)	1.73%		10.43%	(1.61)%	(1.72)%	8.21%	7.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,334,962		$4,022,599	$3,138,527	$4,237,219	$4,341,352	$1,349,305
Ratios to average net assets:
Total expenses	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	5.42	%(e)	5.85%	5.66%	5.13%	5.17%	5.75%
Portfolio turnover rate (f)	25	%(g)	57%	39%	39%	44%	54%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

105

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NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (Unaudited)

1.	Organization

SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of seventy-eight (78) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):

SPDR Bloomberg Barclays Convertible Securities ETF

SPDR Bloomberg Barclays High Yield Bond ETF

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

Each Fund is classified as a non-diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a

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liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ underlying benchmarks.

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December 31, 2017 (Unaudited)

Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2017, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. For the period ended December 31, 2017 the SPDR Bloomberg Barclays Convertible Securities ETF had transfers from Level 1 to Level 2 in the amount of $60,837,535. At December 31, 2016 the convertible preferred stocks were valued using exchange closing prices in accordance with Fund’s valuation policy. At December 31, 2017, these investments were valued using alternative valuation procedures under the valuation policy adopted by the Board.

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December 31, 2017 (Unaudited)

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund’s may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invests. These foreign taxes, if any, are paid by the Funds and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Equalization

Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

The following Funds utilized equalization during the period ended December 31, 2017:

SPDR Bloomberg Barclays Convertible Securities ETF

SPDR Bloomberg Barclays High Yield Bond ETF

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

Distributions

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate
SPDR Bloomberg Barclays Convertible Securities ETF	0.40%
SPDR Bloomberg Barclays High Yield Bond ETF	0.40
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	0.40

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December 31, 2017 (Unaudited)

The Adviser pays all expenses of each Fund other than management fee, taxes, interest, the fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

Administrator, Sub-Administrator Fees and Custodian Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Transfer Agent Fees

DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc.), a wholly owned entity of DST Systems, Inc., serves as transfer agent and dividend disbursing agent to the Funds. Prior to March 31, 2017, Boston Financial Data Services, Inc. was a joint venture of DST Systems, Inc. and State Street Corporation. For these services, the Funds pay annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

Distributor

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.

Other Transactions with Affiliates - Securities Lending

State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.

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December 31, 2017 (Unaudited)

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2017 are disclosed in the Schedules of Investments.

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2017, were as follows:

	Purchases	Sales
SPDR Bloomberg Barclays Convertible Securities ETF	$938,149,212	$803,269,191
SPDR Bloomberg Barclays High Yield Bond ETF	2,150,540,839	2,173,447,676
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1,201,074,831	1,016,310,415

For the period ended December 31, 2017, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays Convertible Securities ETF	$707,437,732	$812,674,360	$97,978,444
SPDR Bloomberg Barclays High Yield Bond ETF	9,252,546,459	8,133,154,692	106,625,945
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	2,187,967,949	1,881,450,818	30,327,111

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

6.	Shareholder Transactions

Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or Custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes on Net Assets.

7.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2017, SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays Convertible Securities ETF	$3,916,958,528	$545,764,486	$282,677,555	$263,086,931
SPDR Bloomberg Barclays High Yield Bond ETF	13,411,241,915	43,823,501	336,459,420	(292,635,919)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	4,731,833,764	23,718,405	125,952,662	(102,234,257)

8.	Securities Lending

Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of December 31, 2017, and the value of the invested cash collateral are disclosed in the Funds Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the

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December 31, 2017 (Unaudited)

Funds Statements of Operations, represents the income earned from the non cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2017:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
SPDR Bloomberg Barclays Convertible Securities ETF	$183,497,280	$155,782,111	$31,999,427	$187,781,538
SPDR Bloomberg Barclays High Yield Bond ETF	1,191,938,811	652,129,109	565,273,518	1,217,402,627
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	473,340,426	307,446,026	176,884,217	484,330,243

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2017:

		Remaining Contractual Maturity of the Agreements As of December 31, 2017
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Barclays Convertible Securities ETF	Common Stocks	$155,782,111	$—	$—	$—	$155,782,111	$155,782,111
SPDR Bloomberg Barclays High Yield Bond ETF	Common Stocks	652,129,109	—	—	—	652,129,109	652,129,109
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Common Stocks	307,446,026	—	—	—	307,446,026	307,446,026

9.	Line of Credit

The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017, the Funds and other affiliated funds participated in a $360 million revolving credit facility.

The following Funds participate in the credit facility as of December 31, 2017:

SPDR Bloomberg Barclays Convertible Securities ETF

SPDR Bloomberg Barclays High Yield Bond ETF

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

The Funds had no outstanding loans as of December 31, 2017.

10.	Risks

Concentration	Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

Foreign and Emerging Markets Risks

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to

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December 31, 2017 (Unaudited)

perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Bloomberg Barclays High Yield Bond ETF	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Annualized Expense Ratio	0.40%	0.40%	0.40%
Actual:
Ending Account Value	$1,054.20	$1,018.70	$1,017.30
Expenses Paid During Period(a)	2.07	2.04	2.03
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.20	1,023.20	1,023.20
Expenses Paid During Period(a)	2.04	2.04	2.04

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at http://www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

120

SPDR Series Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce S. Rosenberg, Treasurer

Ann Carpenter, Vice President; Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse D. Hallee, Secretary

Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20006

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Fund Shares are distributed by State Street Global Advisors Funds Distributors, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC; member FINRA, SIPC.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds

For more complete information, please call 866.787.2257 or visit www.spdrs.com today.

State Street Global Advisors

State Street Financial Center

One Lincoln Street

Boston, MA 02111

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.

Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.

BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and

BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

© 2018 State Street Corporation - All Rights Reserved

SPDRTOPFISAR

Semi-Annual Report

December 31, 2017

SPDR® Series Trust – Fixed Income Funds

SPDR Portfolio Aggregate Bond ETF

(formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SPDR Portfolio Intermediate Term Corporate Bond ETF

(formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SPDR Portfolio Long Term Corporate Bond ETF

(formerly, SPDR Bloomberg Barclays Long Term Corporate Bond ETF)

SPDR Portfolio Long Term Treasury ETF

(formerly, SPDR Bloomberg Barclays Long Term Treasury ETF)

SPDR Portfolio Short Term Corporate Bond ETF

(formerly, SPDR Bloomberg Barclays Short Term Corporate Bond ETF)

SPDR Portfolio Short Term Treasury ETF

(formerly, SPDR Bloomberg Barclays Short Term Treasury ETF)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

SPDR PORTFOLIO AGGREGATE BOND ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of December 31, 2017

Description	% of Net Assets
Treasury Notes 2.00%, 10/31/2022	1.1%
Treasury Notes 1.38%, 1/31/2020	1.1
Federal National Mortgage Association TBA 3.50%, 1/1/2048	1.1
Treasury Notes 1.75%, 11/30/2019	1.0
Treasury Notes 3.63%, 2/15/2021	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of December 31, 2017

% of Net Assets
U.S. Treasury Obligations	36.5%
U.S. Government Agency Obligations	29.8
Corporate Bonds & Notes	26.9
Foreign Government Obligations	4.2
Mortgage-Backed Securities	1.0
Municipal Bonds & Notes	0.6
Asset-Backed Securities	0.4
Short-Term Investments	9.4
Liabilities in Excess of Other Assets	(8.8)
TOTAL	100.0%

(The Fund’s asset allocation is expressed as a percentage of net assets, and may change over time.)

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of December 31, 2017

Description	% of Net Assets
AT&T, Inc. 4.10% 2/15/2028	0.5%
Bank of America Corp. 3.00% 12/20/2023	0.4
Anheuser-Busch InBev Finance, Inc. 2.65% 2/1/2021	0.3
Anheuser-Busch InBev Finance, Inc. 3.65% 2/2/2026	0.3
Anheuser-Busch InBev Worldwide, Inc. 2.50% 7/15/2022	0.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of December 31, 2017

% of Net Assets
Corporate Bonds & Notes	98.9%
Short-Term Investments	0.7
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%

(The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.)

Sector Breakdown as of December 31, 2017

	% of Net Assets
Financial	37.7%
Consumer, Non-cyclical	16.4
Energy	8.6
Technology	8.0
Communications	7.7
Industrial	7.2
Consumer, Cyclical	6.8
Utilities	4.6
Basic Materials	2.3
Diversified	0.0	*
Short-Term Investments	0.7
TOTAL	100.0

(The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.)

*	Amount is less than 0.05% of net assets.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of December 31, 2017

Description	% of Net Assets
Anheuser-Busch InBev Finance, Inc.	0.7%
Wal-Mart Stores, Inc.	0.5
AT&T, Inc.	0.5
Verizon Communications, Inc.	0.4
Goldman Sachs Group, Inc.	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of December 31, 2017

% of Net Assets
Corporate Bonds & Notes	98.5%
Short-Term Investments	0.8
Other Assets in Excess of Liabilities	0.7
TOTAL	100.0%

(The Fund’s asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Consumer, Non-cyclical	19.1%
Communications	16.6
Financial	15.9
Utilities	11.2
Energy	10.8
Industrial	9.0
Technology	6.8
Consumer, Cyclical	5.4
Basic Materials	4.3
Short-Term Investments	0.9
TOTAL	100.0

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

SPDR PORTFOLIO LONG TERM TREASURY ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of December 31, 2017

Description	% of Net Assets
Treasury Bonds 3.75%, 11/15/2043	4.1%
Treasury Bonds 3.63%, 2/15/2044	4.0
Treasury Bonds 3.00%, 11/15/2045	3.8
Treasury Bonds 3.38%, 5/15/2044	3.7
Treasury Bonds 3.13%, 8/15/2044	3.6
TOTAL	19.2%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of December 31, 2017

% of Net Assets
U.S. Treasury Obligations	99.2%
Short-Term Investments	0.0 *
Other Asset in Excess of Liabilities	0.8
TOTAL	100.0%

(The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.)

*	Amount is less than 0.05% of net assets.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of December 31, 2017

Description	% of Net Assets
GE Capital International Funding Co. Unlimited Co.	0.7%
Allergan Funding SCS	0.5
JPMorgan Chase & Co.	0.5
Bank of America Corp.	0.4
JPMorgan Chase & Co.	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of December 31, 2017

% of Net Assets
Corporate Bonds & Notes	98.9%
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%

(The Fund’s asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Financial	41.7%
Consumer, Non-cyclical	16.2
Energy	7.2
Communications	7.0
Technology	6.9
Consumer, Cyclical	6.8
Industrial	6.5
Utilities	4.2
Basic Materials	1.7
Short-Term Investments	1.8
TOTAL	100.0

(The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.)

SPDR PORTFOLIO SHORT TERM TREASURY ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of December 31, 2017

Description	% of Net Assets
Treasury Notes 3.63%, 2/15/2021	1.5%
Treasury Notes 2.13%, 12/31/2022	1.4
Treasury Notes 1.50%, 10/31/2019	1.3
Treasury Notes 2.00%, 11/30/2022	1.3
Treasury Notes 3.13%, 5/15/2019	1.2
TOTAL	6.7%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of December 31, 2017

% of Net Assets
U.S. Treasury Obligations	99.5%
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(2.6)
TOTAL	100.0%

(The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.)

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 26.9%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc. 3.75%, 2/15/2023	$125,000	$128,566
Omnicom Group, Inc.:
3.60%, 4/15/2026	100,000	100,876
4.45%, 8/15/2020	185,000	194,032
WPP Finance 2010 3.75%, 9/19/2024	200,000	204,430

		627,904

AEROSPACE & DEFENSE — 0.4%
Boeing Co.:
1.65%, 10/30/2020 (b)	150,000	147,931
2.13%, 3/1/2022	100,000	99,199
2.80%, 3/1/2027 (b)	100,000	99,109
3.65%, 3/1/2047	100,000	101,256
6.13%, 2/15/2033	15,000	19,981
Embraer Netherlands Finance B.V. 5.40%, 2/1/2027 (b)	130,000	141,335
General Dynamics Corp.:
1.88%, 8/15/2023	50,000	47,885
2.13%, 8/15/2026	50,000	46,866
2.25%, 11/15/2022	134,000	132,171
2.38%, 11/15/2024	150,000	146,562
Harris Corp.:
2.70%, 4/27/2020	35,000	35,136
5.05%, 4/27/2045	105,000	123,024
L3 Technologies, Inc.:
4.95%, 2/15/2021	121,000	128,324
5.20%, 10/15/2019	155,000	162,366
Lockheed Martin Corp.:
2.50%, 11/23/2020	104,000	104,742
3.10%, 1/15/2023	100,000	101,676
3.35%, 9/15/2021	65,000	66,851
3.55%, 1/15/2026	308,000	320,040
3.60%, 3/1/2035	25,000	25,183
4.07%, 12/15/2042	125,000	132,255
4.25%, 11/15/2019	100,000	103,726
Northrop Grumman Corp.:
3.20%, 2/1/2027	50,000	50,231
3.25%, 8/1/2023	200,000	204,072
3.25%, 1/15/2028	276,000	276,472
3.85%, 4/15/2045	150,000	151,886
4.03%, 10/15/2047	300,000	313,113
4.75%, 6/1/2043	100,000	115,235
5.05%, 11/15/2040	20,000	23,662
Raytheon Co.:
2.50%, 12/15/2022	207,000	206,437
3.13%, 10/15/2020	100,000	102,360
4.20%, 12/15/2044	20,000	22,331
4.40%, 2/15/2020	10,000	10,450
Rockwell Collins, Inc.:
2.80%, 3/15/2022	50,000	50,022
3.50%, 3/15/2027	196,000	199,267
3.70%, 12/15/2023	100,000	103,500
4.80%, 12/15/2043	100,000	114,686
Spirit AeroSystems, Inc. 3.85%, 6/15/2026	25,000	25,265
United Technologies Corp.:
1.50%, 11/1/2019	100,000	98,833
1.95%, 11/1/2021	160,000	156,317
2.30%, 5/4/2022 (b)	100,000	98,629
2.65%, 11/1/2026 (b)	100,000	96,396
3.75%, 11/1/2046	125,000	124,679
4.15%, 5/15/2045	280,000	297,934
4.50%, 4/15/2020	161,000	168,792
4.50%, 6/1/2042	213,000	236,108
5.70%, 4/15/2040	60,000	76,411
6.05%, 6/1/2036	100,000	129,956

		5,738,662

AGRICULTURE — 0.3%
Altria Group, Inc.:
2.63%, 1/14/2020	150,000	150,971
2.85%, 8/9/2022	121,000	121,808
2.95%, 5/2/2023	100,000	100,709
4.00%, 1/31/2024	136,000	144,470
4.75%, 5/5/2021	110,000	117,987
5.38%, 1/31/2044	175,000	212,571
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	100,000	95,214
3.75%, 9/15/2047	50,000	50,878
4.54%, 3/26/2042	50,000	56,212
BAT Capital Corp.:
2.30%, 8/14/2020 (c)	100,000	99,422
2.76%, 8/15/2022 (c)	100,000	99,332
3.22%, 8/15/2024 (c)	150,000	149,878
3.56%, 8/15/2027 (c)	252,000	252,252
4.39%, 8/15/2037 (c)	100,000	104,935
4.54%, 8/15/2047 (c)	120,000	126,661
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	66,000	65,448
3.25%, 8/15/2026	40,000	38,262
3.50%, 11/24/2020	75,000	76,406
3.75%, 9/25/2027	30,000	29,549
Philip Morris International, Inc.:
1.38%, 2/25/2019	146,000	144,807
1.88%, 11/1/2019	50,000	49,680
1.88%, 2/25/2021	231,000	226,904
2.13%, 5/10/2023	75,000	72,351
2.50%, 11/2/2022	150,000	148,338
2.63%, 2/18/2022	50,000	49,984
2.75%, 2/25/2026 (b)	50,000	48,961
2.90%, 11/15/2021	315,000	318,541
3.13%, 3/2/2028	150,000	149,449
3.38%, 8/11/2025	50,000	51,034
4.13%, 3/4/2043	100,000	103,214
4.25%, 11/10/2044	245,000	258,196
4.50%, 3/26/2020	18,000	18,836
Reynolds American, Inc.:
3.25%, 6/12/2020	100,000	101,638
4.45%, 6/12/2025	365,000	389,210
6.88%, 5/1/2020	100,000	109,612

		4,333,720

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
AIRLINES — 0.1%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	$127,659	$134,595
American Airlines 2014-1 Class A Pass Through Trust, Series A, 3.70%, 4/1/2028	83,070	84,484
American Airlines 2015-2 Pass Through Trust, Class AA 3.60%, 3/22/2029	92,898	94,756
American Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.58%, 7/15/2029	47,580	48,549
American Airlines 2016-2 Pass Through Trust, Class AA Series AA, 3.20%, 12/15/2029	23,700	23,514
American Airlines 2016-3 Pass Through Trust, Class AA 3.00%, 4/15/2030	58,343	57,147
Continental Airlines 2012-1 Pass Through Trust, Class A Series A, 4.15%, 10/11/2025	77,851	81,146
Continental Airlines 2012-2 Pass Through Trust, Class A Series 2-A, 4.00%, 4/29/2026	15,949	16,559
Delta Air Lines, Inc. 2.60%, 12/4/2020	290,000	288,718
Southwest Airlines Co.:
2.65%, 11/5/2020	95,000	95,480
2.75%, 11/6/2019	50,000	50,377
United Airlines 2013-1 Pass Through Trust, Class A Series A, 4.30%, 2/15/2027	85,232	89,613
United Airlines 2015-1 Pass Through Trust, Class AA 3.45%, 6/1/2029	162,308	164,669
United Airlines 2016-1 Pass Through Trust, Class A Series A, 3.45%, 1/7/2030	30,000	30,133
United Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.10%, 1/7/2030	190,000	188,522

		1,448,262

APPAREL — 0.0% (a)
NIKE, Inc.:
2.25%, 5/1/2023	70,000	69,629
2.38%, 11/1/2026	98,000	93,282
3.38%, 11/1/2046	50,000	48,305
3.88%, 11/1/2045	50,000	52,195

		263,411

AUTO MANUFACTURERS — 0.6%
American Honda Finance Corp.:
Series GMTN, 1.70%, 9/9/2021	245,000	238,598
Series MTN, 1.20%, 7/12/2019	110,000	108,549
Series MTN, 1.70%, 2/22/2019	25,000	24,888
Series MTN, 2.00%, 11/13/2019	250,000	249,130
Series MTN, 2.00%, 2/14/2020	100,000	99,539
Series MTN, 2.90%, 2/16/2024	100,000	100,543
Ford Motor Co.:
5.29%, 12/8/2046 (b)	180,000	195,845
7.45%, 7/16/2031	245,000	319,811
Ford Motor Credit Co. LLC:
2.43%, 6/12/2020	200,000	198,936
2.68%, 1/9/2020	170,000	170,347
3.10%, 5/4/2023	270,000	268,302
3.16%, 8/4/2020	170,000	172,071
3.34%, 3/18/2021	250,000	254,040
3.66%, 9/8/2024	100,000	101,112
3.82%, 11/2/2027	300,000	300,372
4.13%, 8/4/2025	199,000	205,756
4.38%, 8/6/2023	203,000	213,465
5.88%, 8/2/2021	245,000	269,155
Series MTN, 2.94%, 1/8/2019	100,000	100,590
General Motors Co.:
4.20%, 10/1/2027 (b)	100,000	103,640
4.88%, 10/2/2023	200,000	216,504
5.15%, 4/1/2038	165,000	175,918
5.40%, 4/1/2048 (b)	100,000	109,012
6.60%, 4/1/2036	185,000	225,363
General Motors Financial Co., Inc.:
2.35%, 10/4/2019 (b)	200,000	199,660
2.45%, 11/6/2020	100,000	99,217
2.65%, 4/13/2020	85,000	85,041
3.10%, 1/15/2019	50,000	50,349
3.20%, 7/6/2021	250,000	252,030
3.45%, 1/14/2022	400,000	405,256
3.70%, 11/24/2020	50,000	51,313
3.70%, 5/9/2023	170,000	173,407
3.95%, 4/13/2024	100,000	102,952
4.00%, 1/15/2025	250,000	257,407
4.00%, 10/6/2026	100,000	101,771
4.20%, 3/1/2021	50,000	52,045
4.30%, 7/13/2025	100,000	104,148
4.35%, 1/17/2027	205,000	213,264
PACCAR Financial Corp.:
Series MTN, 1.30%, 5/10/2019	116,000	114,779
Series MTN, 1.95%, 2/27/2020	60,000	59,629
Series MTN, 2.30%, 8/10/2022	150,000	148,203
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	100,000	99,379
Series GMTN, 1.90%, 4/8/2021	100,000	98,610
Series GMTN, 2.80%, 7/13/2022	50,000	50,563
Series MTn, 2.75%, 5/17/2021	300,000	303,207
Series MTN, 1.55%, 10/18/2019	100,000	98,995
Series MTN, 1.70%, 1/9/2019	154,000	153,527
Series MTN, 1.70%, 2/19/2019	200,000	199,236
Series MTN, 2.15%, 3/12/2020	100,000	99,846
Series MTN, 2.15%, 9/8/2022	125,000	122,934
Series MTN, 2.25%, 10/18/2023	100,000	97,730
Series MTN, 2.60%, 1/11/2022	130,000	130,539
Series MTN, 2.63%, 1/10/2023	160,000	160,088
Series MTN, 3.20%, 1/11/2027	100,000	101,897
Series MTN, 3.30%, 1/12/2022	81,000	83,486

		8,691,994

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC:
3.15%, 11/19/2020	$50,000	$50,789
4.40%, 10/1/2046	100,000	103,620
Delphi Corp. 4.15%, 3/15/2024	40,000	42,308
Lear Corp. 5.25%, 1/15/2025	100,000	106,895
Magna International, Inc. 3.63%, 6/15/2024	100,000	103,393

		407,005

BANKS — 5.6%
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	300,000	298,641
Series MTN, 2.25%, 6/13/2019	200,000	200,106
Series MTN, 2.25%, 11/9/2020	250,000	248,522
Banco Santander SA:
3.80%, 2/23/2028	126,000	126,197
4.25%, 4/11/2027	230,000	238,867
Bancolombia SA 5.95%, 6/3/2021	100,000	108,438
Bank of America Corp.:
4.10%, 7/24/2023	405,000	430,240
5.49%, 3/15/2019	100,000	103,613
6.22%, 9/15/2026	100,000	117,057
7.75%, 5/14/2038	211,000	316,945
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (d)	551,000	551,992
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (d)	162,000	166,121
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (d)	100,000	108,401
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c) (d)	453,000	454,015
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c) (d)	130,000	129,831
3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (d)	150,000	149,442
Series GMTN, 2.63%, 4/19/2021	263,000	264,333
Series GMTN, 3.30%, 1/11/2023	475,000	486,029
Series GMTN, 3.50%, 4/19/2026	150,000	153,513
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (d)	150,000	149,670
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (d)	353,000	352,241
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (d)	200,000	203,364
Series L, 2.60%, 1/15/2019	64,000	64,246
Series L, 3.95%, 4/21/2025	150,000	155,050
Series L, 4.75%, 4/21/2045 (b)	40,000	45,366
Series MTN, 2.50%, 10/21/2022	259,000	256,221
Series MTN, 3.25%, 10/21/2027	365,000	361,704
Series MTN, 3.88%, 8/1/2025	395,000	415,773
Series MTN, 4.20%, 8/26/2024	263,000	277,241
Series MTN, 4.25%, 10/22/2026	107,000	112,750
Series MTN, 4.45%, 3/3/2026	55,000	58,717
Series MTN, 4.88%, 4/1/2044	167,000	200,180
Series MTN, 5.88%, 2/7/2042	34,000	44,969
Series MTN, 3 Month USD LIBOR + 0.63%, 2.33%, 10/1/2021 (b) (d)	152,000	151,412
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (d)	156,000	161,365
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (d)	225,000	252,540
Bank of Montreal:
3 Month USD LIBOR + 1.43%, 3.80%, 12/15/2032 (d)	925,000	917,322
Series MTN, 1.50%, 7/18/2019	185,000	183,011
Series MTN, 1.90%, 8/27/2021	100,000	97,903
Series MTN, 2.10%, 12/12/2019	65,000	64,785
Series MTN, 2.10%, 6/15/2020	150,000	149,103
Series MTN, 2.35%, 9/11/2022	150,000	147,552
Bank of New York Mellon Corp.:
3.55%, 9/23/2021	125,000	129,685
Series G, 2.15%, 2/24/2020	100,000	99,800
Series G, 2.20%, 5/15/2019	205,000	205,344
Series G, 3.00%, 2/24/2025	50,000	50,015
Series MTN, 2.05%, 5/3/2021	100,000	98,758
Series MTN, 2.10%, 1/15/2019	50,000	49,957
Series MTN, 2.20%, 8/16/2023	50,000	48,456
Series MTN, 2.30%, 9/11/2019	150,000	150,285
Series MTN, 2.45%, 11/27/2020	200,000	200,620
Series MTN, 2.45%, 8/17/2026	212,000	201,237
Series MTN, 2.50%, 4/15/2021	164,000	164,356
Series MTN, 2.60%, 8/17/2020	200,000	201,534
Series MTN, 2.80%, 5/4/2026	50,000	48,870
Series MTN, 3.00%, 10/30/2028	55,000	53,482
Series MTN, 3.25%, 9/11/2024	200,000	204,104
Series MTN, 3.30%, 8/23/2029	100,000	99,527
Series MTN, 3.95%, 11/18/2025	150,000	159,150
Bank of Nova Scotia:
1.65%, 6/14/2019	332,000	329,377
1.85%, 4/14/2020	211,000	208,778
2.70%, 3/7/2022	100,000	99,978
2.80%, 7/21/2021	150,000	151,257
Series BKNT, 2.05%, 6/5/2019	222,000	221,476
Series BKNT, 2.15%, 7/14/2020	100,000	99,451
Series BKNT, 2.45%, 3/22/2021	105,000	104,865
Barclays PLC:
3.25%, 1/12/2021	370,000	374,066
3.65%, 3/16/2025	184,000	184,166
3.68%, 1/10/2023	194,000	196,924
4.34%, 1/10/2028	290,000	300,199
4.84%, 5/9/2028	221,000	229,776
4.95%, 1/10/2047	189,000	211,587
5.20%, 5/12/2026	136,000	145,192
5.25%, 8/17/2045	165,000	191,977
BB&T Corp.:
Series MTN, 2.15%, 2/1/2021	50,000	49,515
Series MTN, 2.63%, 6/29/2020	115,000	115,721

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.75%, 4/1/2022	$150,000	$151,096
Series MTN, 2.85%, 10/26/2024	50,000	49,734
BNP Paribas SA Series BKNT, 5.00%, 1/15/2021	414,000	444,363
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC Series MTN, 3.25%, 3/3/2023	100,000	102,017
BPCE SA:
4.00%, 4/15/2024	250,000	264,730
Series BKNT, 2.65%, 2/3/2021	250,000	250,928
Series MTN, 2.50%, 7/15/2019	180,000	180,668
Series MTN, 2.75%, 12/2/2021	100,000	100,333
Branch Banking & Trust Co.:
2.10%, 1/15/2020	250,000	249,220
3.63%, 9/16/2025	100,000	103,682
3.80%, 10/30/2026	250,000	261,460
Series BKNT, 1.45%, 5/10/2019	200,000	198,174
Series BKNT, 2.25%, 6/1/2020	750,000	748,770
Canadian Imperial Bank of Commerce:
1.60%, 9/6/2019	106,000	104,862
2.55%, 6/16/2022	100,000	99,225
Capital One Financial Corp.:
2.45%, 4/24/2019	25,000	25,033
2.50%, 5/12/2020	97,000	96,929
3.20%, 2/5/2025	100,000	98,963
3.30%, 10/30/2024	100,000	99,642
3.75%, 3/9/2027	220,000	222,165
4.20%, 10/29/2025	130,000	133,743
Capital One NA/Mclean:
2.35%, 1/31/2020	250,000	249,235
2.40%, 9/5/2019	250,000	249,857
Citibank NA 2.00%, 3/20/2019	250,000	249,547
Citigroup, Inc.:
2.05%, 6/7/2019	266,000	265,175
2.35%, 8/2/2021	133,000	131,534
2.45%, 1/10/2020	400,000	400,184
2.50%, 7/29/2019	250,000	250,575
2.55%, 4/8/2019	142,000	142,469
2.65%, 10/26/2020	111,000	111,319
2.70%, 3/30/2021	50,000	50,167
2.70%, 10/27/2022	100,000	99,066
2.75%, 4/25/2022	362,000	361,117
2.90%, 12/8/2021	509,000	511,652
3.20%, 10/21/2026	200,000	198,430
3.38%, 3/1/2023	100,000	101,811
3.40%, 5/1/2026	200,000	201,282
3.70%, 1/12/2026	200,000	205,654
3.75%, 6/16/2024	100,000	103,723
4.13%, 7/25/2028	140,000	144,444
4.45%, 9/29/2027	205,000	216,521
4.75%, 5/18/2046	176,000	194,726
5.88%, 1/30/2042	154,000	202,841
6.00%, 10/31/2033	100,000	122,373
6.63%, 6/15/2032	100,000	128,155
8.13%, 7/15/2039	175,000	281,538
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (d)	244,000	242,624
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (d)	205,000	207,686
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (d)	258,000	266,380
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (d)	400,000	400,800
Citizens Bank NA/Providence:
2.65%, 5/26/2022	150,000	148,940
Series BKNT, 2.55%, 5/13/2021	280,000	278,953
Series MTN, 2.45%, 12/4/2019	100,000	99,994
Comerica, Inc. 2.13%, 5/23/2019	130,000	129,481
Compass Bank Series BKNT, 2.88%, 6/29/2022	300,000	297,129
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.95%, 11/9/2022	162,000	168,890
Cooperatieve Rabobank UA:
3.75%, 7/21/2026	250,000	253,393
3.88%, 2/8/2022	308,000	323,683
4.50%, 1/11/2021	105,000	111,362
4.63%, 12/1/2023	208,000	222,753
Series BKTN, 1.38%, 8/9/2019	250,000	246,693
Series MTN, 5.25%, 5/24/2041	250,000	314,887
Credit Suisse AG:
5.30%, 8/13/2019	50,000	52,384
5.40%, 1/14/2020	92,000	97,023
Series GMTN, 2.30%, 5/28/2019	250,000	250,250
Series MTN, 3.63%, 9/9/2024	100,000	103,427
Series MTN, 4.38%, 8/5/2020	10,000	10,472
Credit Suisse Group Funding Guernsey, Ltd.:
3.13%, 12/10/2020	250,000	253,180
3.45%, 4/16/2021	250,000	255,240
3.75%, 3/26/2025	312,000	318,346
3.80%, 9/15/2022	255,000	262,976
4.88%, 5/15/2045	348,000	400,451
Deutsche Bank AG:
2.50%, 2/13/2019	339,000	338,841
2.70%, 7/13/2020	185,000	184,219
2.95%, 8/20/2020 (b)	120,000	120,206
3.30%, 11/16/2022	200,000	199,180
Series GMTN, 2.85%, 5/10/2019	125,000	125,396
Series GMTN, 3.13%, 1/13/2021	200,000	200,688
Discover Bank:
3.45%, 7/27/2026	110,000	108,587
4.20%, 8/8/2023	129,000	135,446
Series BKNT, 3.10%, 6/4/2020	50,000	50,536
Series BKNT, 3.20%, 8/9/2021	260,000	263,515
Fifth Third Bancorp:
2.30%, 3/1/2019	121,000	121,108
2.88%, 7/27/2020	50,000	50,526
4.30%, 1/16/2024	100,000	106,129
8.25%, 3/1/2038	100,000	152,545
Fifth Third Bank Series BKNT, 2.20%, 10/30/2020	200,000	198,674

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
First Republic Bank 4.63%, 2/13/2047	$250,000	$266,787
Goldman Sachs Capital I 6.35%, 2/15/2034 (b)	150,000	190,353
Goldman Sachs Group, Inc.:
1.95%, 7/23/2019	150,000	149,108
2.00%, 4/25/2019	15,000	14,944
2.30%, 12/13/2019	415,000	414,128
2.35%, 11/15/2021	228,000	224,468
2.55%, 10/23/2019	97,000	97,239
2.60%, 4/23/2020	226,000	226,416
2.60%, 12/27/2020	400,000	400,488
2.63%, 1/31/2019	276,000	277,179
2.63%, 4/25/2021	39,000	38,979
2.88%, 2/25/2021	255,000	256,816
3.00%, 4/26/2022	215,000	215,800
3.50%, 1/23/2025	50,000	50,726
3.50%, 11/16/2026	485,000	487,013
3.63%, 1/22/2023	25,000	25,751
3.75%, 5/22/2025	112,000	115,360
3.75%, 2/25/2026	85,000	87,257
3.85%, 1/26/2027	173,000	177,623
5.15%, 5/22/2045	144,000	167,178
5.25%, 7/27/2021	43,000	46,606
5.75%, 1/24/2022	205,000	227,171
5.95%, 1/15/2027	334,000	389,978
6.75%, 10/1/2037	545,000	729,406
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (d)	345,000	343,786
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (d)	212,000	210,238
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (d)	357,000	354,362
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (d)	135,000	136,736
3 Month USD LIBOR + 1.37% 4.02%, 10/31/2038 (d)	135,000	138,902
Series GMTN, 7.50%, 2/15/2019	515,000	544,319
Series MTN, 4.80%, 7/8/2044	177,000	202,453
HSBC Holdings PLC:
2.95%, 5/25/2021	430,000	433,122
3.40%, 3/8/2021	212,000	216,836
3.60%, 5/25/2023	120,000	123,599
3.90%, 5/25/2026	183,000	189,520
4.00%, 3/30/2022	303,000	316,726
4.30%, 3/8/2026	200,000	212,654
4.38%, 11/23/2026	300,000	313,767
5.10%, 4/5/2021	466,000	500,708
5.25%, 3/14/2044	118,000	139,139
6.10%, 1/14/2042	187,000	256,682
6.50%, 5/2/2036	193,000	252,687
6.50%, 9/15/2037	344,000	453,557
6.80%, 6/1/2038	169,000	231,009
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (d)	200,000	202,646
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (d)	200,000	200,344
HSBC USA, Inc.:
2.25%, 6/23/2019	120,000	119,965
2.35%, 3/5/2020	100,000	99,977
Huntington Bancshares, Inc. 3.15%, 3/14/2021	250,000	254,002
Huntington National Bank 2.88%, 8/20/2020	150,000	151,162
Industrial & Commercial Bank of China, Ltd. 2.45%, 10/20/2021	250,000	245,160
ING Groep NV 3.15%, 3/29/2022	125,000	126,339
JPMorgan Chase & Co.:
1.85%, 3/22/2019	816,000	813,087
2.20%, 10/22/2019	150,000	149,910
2.25%, 1/23/2020	300,000	299,781
2.35%, 1/28/2019	173,000	173,391
2.40%, 6/7/2021	235,000	233,764
2.55%, 10/29/2020	218,000	218,560
2.70%, 5/18/2023	200,000	198,564
2.95%, 10/1/2026	100,000	98,209
3.13%, 1/23/2025	260,000	261,204
3.20%, 6/15/2026	100,000	99,892
3.25%, 9/23/2022	173,000	176,889
3.30%, 4/1/2026	150,000	151,047
3.63%, 12/1/2027	87,000	87,935
3.88%, 2/1/2024	250,000	263,205
3.88%, 9/10/2024	68,000	70,865
3.90%, 7/15/2025	134,000	140,884
3.96%, 11/15/2048 (d)	412,000	423,544
4.13%, 12/15/2026	269,000	283,736
4.25%, 10/15/2020	581,000	608,847
4.25%, 10/1/2027	119,000	126,468
4.35%, 8/15/2021	62,000	65,801
4.50%, 1/24/2022	150,000	160,491
4.85%, 2/1/2044	160,000	189,317
4.95%, 3/25/2020	34,000	35,897
4.95%, 6/1/2045	230,000	266,844
5.63%, 8/16/2043	100,000	124,409
6.30%, 4/23/2019	307,000	323,222
6.40%, 5/15/2038	305,000	419,912
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (d)	400,000	399,436
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (d)	75,000	77,637
3 month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (d)	50,000	51,338
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (d)	305,000	309,606
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (d)	100,000	107,980
Series MTN, 2.30%, 8/15/2021	200,000	198,102
JPMorgan Chase Bank NA Series BKNT, 1.65%, 9/23/2019	150,000	148,731
KeyBank NA:
Series BKNT, 2.40%, 6/9/2022	250,000	246,693
Series BKNT, 2.50%, 11/22/2021	100,000	99,466
Series BKNT, 6.95%, 2/1/2028	130,000	162,007

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Lloyds Banking Group PLC:
3.00%, 1/11/2022	$200,000	$200,946
3.75%, 1/11/2027	250,000	254,145
5.30%, 12/1/2045 (b)	275,000	324,904
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (d)	200,000	198,070
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (b) (d)	222,000	220,204
Manufacturers & Traders Trust Co. Series BKNT, 2.25%, 7/25/2019	300,000	300,279
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	200,000	196,222
2.95%, 3/1/2021	368,000	371,345
3.00%, 2/22/2022	100,000	100,587
3.29%, 7/25/2027	130,000	129,159
3.68%, 2/22/2027 (b)	100,000	102,560
3.85%, 3/1/2026	150,000	155,362
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	235,000	235,242
3.17%, 9/11/2027	200,000	196,242
Morgan Stanley:
2.65%, 1/27/2020	220,000	220,975
2.75%, 5/19/2022	436,000	434,256
2.80%, 6/16/2020	191,000	192,623
3.63%, 1/20/2027	100,000	102,320
3.95%, 4/23/2027	346,000	352,245
4.30%, 1/27/2045	88,000	94,874
4.38%, 1/22/2047	113,000	124,050
4.88%, 11/1/2022	163,000	175,833
5.75%, 1/25/2021	500,000	545,150
6.38%, 7/24/2042	150,000	208,509
7.25%, 4/1/2032	148,000	205,118
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (d)	230,000	232,118
3 month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (d)	145,000	149,692
Series F, 3.88%, 4/29/2024	100,000	104,479
Series GMTN, 2.38%, 7/23/2019	227,000	227,129
Series GMTN, 2.45%, 2/1/2019	260,000	260,554
Series GMTN, 2.50%, 4/21/2021	277,000	275,975
Series GMTN, 3.70%, 10/23/2024	225,000	232,429
Series GMTN, 3.75%, 2/25/2023	200,000	207,148
Series GMTN, 3.88%, 1/27/2026	135,000	140,320
Series GMTN, 4.35%, 9/8/2026	160,000	167,982
Series GMTN, 5.50%, 7/28/2021	90,000	98,536
Series GMTN, 7.30%, 5/13/2019	297,000	316,602
Series MTN, 2.63%, 11/17/2021	191,000	190,064
Series MTN, 3.13%, 7/27/2026	290,000	285,682
Series MTN, 4.10%, 5/22/2023	205,000	213,846
Series MTN, 5.63%, 9/23/2019	150,000	158,085
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	214,000	213,114
MUFG Union Bank NA 2.25%, 5/6/2019	200,000	199,732
National Australia Bank, Ltd.:
2.50%, 7/12/2026	250,000	237,545
2.80%, 1/10/2022	250,000	251,247
Series GMTN, 2.50%, 5/22/2022	310,000	307,238
Series GMTN, 2.63%, 1/14/2021	250,000	250,718
Northern Trust Corp.:
2.38%, 8/2/2022	147,000	146,565
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (d)	63,000	62,672
PNC Bank NA:
2.95%, 2/23/2025	100,000	99,784
3.30%, 10/30/2024	200,000	204,744
Series BKNT, 2.15%, 4/29/2021	100,000	99,090
Series BKNT, 2.40%, 10/18/2019	100,000	100,120
Series BKNT, 2.45%, 7/28/2022	250,000	247,930
Series BKNT, 2.55%, 12/9/2021	100,000	99,987
Series BKNT, 2.70%, 11/1/2022	100,000	99,495
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027	403,000	404,600
3.90%, 4/29/2024	50,000	52,376
4.38%, 8/11/2020	130,000	136,540
5.13%, 2/8/2020	150,000	158,394
Regions Financial Corp.:
2.75%, 8/14/2022	150,000	149,248
3.20%, 2/8/2021	50,000	50,866
Royal Bank of Canada:
1.50%, 7/29/2019	150,000	148,296
1.88%, 2/5/2020	58,000	57,493
2.00%, 10/1/2018	138,000	138,061
2.20%, 9/23/2019	100,000	99,925
2.30%, 3/22/2021	400,000	398,024
Series GMTN, 1.63%, 4/15/2019	265,000	263,190
Series GMTN, 2.15%, 3/6/2020	201,000	200,224
Series MTN, 2.35%, 10/30/2020	225,000	224,653
Royal Bank of Scotland Group PLC:
4.80%, 4/5/2026	200,000	214,826
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (d)	200,000	200,414
Santander Holdings USA, Inc.:
2.70%, 5/24/2019	116,000	116,189
3.40%, 1/18/2023 (c)	500,000	498,750
3.70%, 3/28/2022 (c)	185,000	187,451
4.40%, 7/13/2027 (c)	125,000	127,921
4.50%, 7/17/2025	100,000	104,210
Santander UK Group Holdings PLC 3.57%, 1/10/2023	300,000	304,017
Santander UK PLC:
2.13%, 11/3/2020	200,000	198,144
2.35%, 9/10/2019	100,000	100,041
2.50%, 3/14/2019	200,000	200,610
4.00%, 3/13/2024	225,000	236,785

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Skandinaviska Enskilda Banken AB 1.50%, 9/13/2019	$250,000	$246,760
Sumitomo Mitsui Banking Corp.:
2.45%, 1/16/2020	250,000	250,257
3.95%, 7/19/2023	250,000	262,213
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	105,000	102,685
2.44%, 10/19/2021	170,000	168,106
2.63%, 7/14/2026	150,000	142,167
2.78%, 7/12/2022	233,000	231,712
2.85%, 1/11/2022 (b)	100,000	100,093
2.93%, 3/9/2021	150,000	151,320
3.36%, 7/12/2027 (b)	100,000	100,019
3.45%, 1/11/2027	111,000	111,852
3.78%, 3/9/2026	157,000	162,070
SunTrust Bank:
Series BKNT, 2.25%, 1/31/2020	100,000	99,829
Series BKNT, 2.45%, 8/1/2022	100,000	98,772
Series BKNT, 2.75%, 5/1/2023	200,000	198,096
SunTrust Banks, Inc.:
2.70%, 1/27/2022	230,000	229,800
2.90%, 3/3/2021	132,000	133,456
Svenska Handelsbanken AB:
2.50%, 1/25/2019	150,000	150,577
Series BKNT, 1.88%, 9/7/2021	250,000	244,247
Series MTN, 2.25%, 6/17/2019	175,000	175,213
Synovus Financial Corp. 3.13%, 11/1/2022	15,000	14,886
Toronto-Dominion Bank:
1.45%, 8/13/2019 (b)	50,000	49,401
1.80%, 7/13/2021 (b)	100,000	97,787
Series BKNT, 2.13%, 7/2/2019	180,000	179,872
Series GMTN, 1.85%, 9/11/2020	65,000	64,211
Series MTN, 1.95%, 1/22/2019	300,000	299,493
Series MTN, 2.13%, 4/7/2021	200,000	198,182
Series MTN, 2.25%, 11/5/2019 (b)	100,000	100,032
UBS AG:
Series GMTN, 2.35%, 3/26/2020	100,000	99,991
Series GMTN, 2.38%, 8/14/2019	150,000	150,037
US Bancorp:
Series MTN, 2.20%, 4/25/2019	160,000	160,317
Series MTN, 2.35%, 1/29/2021	150,000	150,027
Series MTN, 2.95%, 7/15/2022	174,000	176,307
Series MTN, 3.70%, 1/30/2024	212,000	222,668
Series MTN, 4.13%, 5/24/2021	100,000	105,281
Series V, 2.38%, 7/22/2026	150,000	141,676
Series V, 2.63%, 1/24/2022	149,000	149,757
Series X, 3.15%, 4/27/2027	171,000	171,337
Wells Fargo & Co.:
2.10%, 7/26/2021	435,000	427,949
2.13%, 4/22/2019	625,000	624,819
2.15%, 1/15/2019	278,000	278,189
2.50%, 3/4/2021	250,000	249,862
3.00%, 4/22/2026	530,000	520,449
3.00%, 10/23/2026	87,000	85,278
4.13%, 8/15/2023	108,000	113,824
4.48%, 1/16/2024	170,000	182,915
5.38%, 11/2/2043	41,000	48,875
5.61%, 1/15/2044	268,000	330,522
Series GMTN, 2.60%, 7/22/2020	330,000	331,673
Series GMTN, 4.30%, 7/22/2027	185,000	196,825
Series GMTN, 4.90%, 11/17/2045	170,000	192,357
Series M, 3.45%, 2/13/2023	140,000	142,646
Series MTN, 2.55%, 12/7/2020	250,000	250,845
Series MTN, 2.63%, 7/22/2022	188,000	186,906
Series MTN, 3.00%, 2/19/2025	50,000	49,647
Series MTN, 3.50%, 3/8/2022	339,000	350,028
Series MTN, 4.10%, 6/3/2026	270,000	283,214
Series MTN, 4.75%, 12/7/2046	170,000	189,596
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (d)	75,000	76,408
Series N, 2.15%, 1/30/2020	243,000	242,422
Wells Fargo Bank NA:
1.75%, 5/24/2019	200,000	198,874
5.85%, 2/1/2037	207,000	265,382
Series BKNT, 2.15%, 12/6/2019	250,000	249,560
Wells Fargo Capital 5.95%, 12/1/2086	125,000	142,118
Westpac Banking Corp.:
1.65%, 5/13/2019	50,000	49,642
2.10%, 5/13/2021	50,000	49,364
2.15%, 3/6/2020 (b)	100,000	99,567
2.25%, 1/17/2019	152,000	152,202
2.60%, 11/23/2020	220,000	220,959
2.75%, 1/11/2023	968,000	966,577
2.80%, 1/11/2022	150,000	151,170
2.85%, 5/13/2026	50,000	48,796
3.35%, 3/8/2027	100,000	100,960
4.88%, 11/19/2019	237,000	248,198
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (d)	120,000	123,506

		83,405,960

BEVERAGES — 0.7%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/1/2019	106,000	105,784
2.63%, 1/17/2023	96,000	95,543
2.65%, 2/1/2021	224,000	225,313
3.30%, 2/1/2023	450,000	460,332
3.65%, 2/1/2026	651,000	671,702
3.70%, 2/1/2024	103,000	107,747
4.70%, 2/1/2036	556,000	623,298
4.90%, 2/1/2046	540,000	625,790
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	528,000	524,040
3.75%, 7/15/2042	100,000	97,450
4.44%, 10/6/2048	209,000	228,101

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 1/15/2020	$585,000	$620,597
6.88%, 11/15/2019	460,000	498,419
7.75%, 1/15/2019	164,000	173,151
8.20%, 1/15/2039	105,000	166,908
Brown-Forman Corp. 4.50%, 7/15/2045	40,000	45,166
Coca-Cola Co.:
1.38%, 5/30/2019	175,000	173,546
1.55%, 9/1/2021	150,000	146,331
2.20%, 5/25/2022	70,000	69,413
2.55%, 6/1/2026	50,000	48,935
2.88%, 10/27/2025	150,000	150,208
2.90%, 5/25/2027 (b)	100,000	100,267
3.15%, 11/15/2020	94,000	96,578
3.20%, 11/1/2023	150,000	155,637
Constellation Brands, Inc.:
2.00%, 11/7/2019	250,000	248,253
2.25%, 11/6/2020	100,000	99,110
3.50%, 5/9/2027	15,000	15,199
3.70%, 12/6/2026	100,000	102,777
3.75%, 5/1/2021	30,000	30,995
3.88%, 11/15/2019	25,000	25,676
4.25%, 5/1/2023	115,000	121,842
4.50%, 5/9/2047	20,000	21,860
6.00%, 5/1/2022	40,000	44,729
Diageo Capital PLC:
2.63%, 4/29/2023	240,000	239,676
3.88%, 4/29/2043	100,000	104,692
Dr Pepper Snapple Group, Inc.:
2.55%, 9/15/2026	50,000	47,291
3.43%, 6/15/2027	85,000	85,169
4.42%, 12/15/2046	150,000	158,695
Molson Coors Brewing Co.:
1.45%, 7/15/2019	75,000	73,954
2.10%, 7/15/2021	115,000	112,669
2.25%, 3/15/2020	250,000	248,767
3.00%, 7/15/2026	70,000	68,496
4.20%, 7/15/2046	75,000	76,524
5.00%, 5/1/2042	75,000	85,424
PepsiCo, Inc.:
1.35%, 10/4/2019	45,000	44,463
1.50%, 2/22/2019	125,000	124,365
1.55%, 5/2/2019	110,000	109,393
1.70%, 10/6/2021	195,000	190,338
1.85%, 4/30/2020	125,000	124,117
2.00%, 4/15/2021	100,000	99,049
2.38%, 10/6/2026	130,000	123,820
2.75%, 3/5/2022	107,000	108,256
2.75%, 3/1/2023	152,000	153,370
2.75%, 4/30/2025	100,000	100,209
3.00%, 10/15/2027	100,000	99,622
3.10%, 7/17/2022	65,000	66,550
3.60%, 8/13/2042	70,000	69,852
4.25%, 10/22/2044	75,000	82,599
4.45%, 4/14/2046	200,000	227,140
4.50%, 1/15/2020	100,000	104,707
4.60%, 7/17/2045	135,000	156,403
Pepsi-Cola Metropolitan Bottling Co., Inc. Series B, 7.00%, 3/1/2029	110,000	148,244

		10,354,551

BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
1.85%, 8/19/2021	260,000	253,461
2.13%, 5/1/2020	100,000	99,488
2.20%, 5/22/2019	417,000	417,067
2.20%, 5/11/2020	100,000	99,638
2.25%, 8/19/2023	100,000	96,995
2.60%, 8/19/2026	100,000	95,869
2.65%, 5/11/2022	340,000	338,922
3.13%, 5/1/2025	110,000	110,609
3.63%, 5/22/2024	50,000	51,971
3.88%, 11/15/2021	125,000	130,693
4.10%, 6/15/2021	100,000	104,719
4.40%, 5/1/2045	155,000	168,111
4.50%, 3/15/2020	50,000	52,172
4.56%, 6/15/2048	175,000	195,608
4.66%, 6/15/2051	100,000	111,836
5.65%, 6/15/2042	100,000	125,301
5.70%, 2/1/2019	100,000	103,659
5.75%, 3/15/2040	55,000	68,412
Baxalta, Inc.:
2.88%, 6/23/2020	100,000	100,590
3.60%, 6/23/2022	50,000	51,164
4.00%, 6/23/2025	250,000	258,393
5.25%, 6/23/2045	25,000	29,192
Biogen, Inc.:
2.90%, 9/15/2020	205,000	207,960
3.63%, 9/15/2022	55,000	56,934
4.05%, 9/15/2025	155,000	164,131
5.20%, 9/15/2045	100,000	118,891
Celgene Corp.:
2.75%, 2/15/2023	50,000	49,545
2.88%, 8/15/2020	100,000	100,934
3.25%, 8/15/2022	226,000	229,575
3.45%, 11/15/2027 (b)	150,000	150,066
3.63%, 5/15/2024	134,000	137,934
3.88%, 8/15/2025	335,000	347,231
4.35%, 11/15/2047	150,000	156,239
5.00%, 8/15/2045	5,000	5,687
Gilead Sciences, Inc.:
1.95%, 3/1/2022 (b)	45,000	43,922
2.35%, 2/1/2020	214,000	215,087
2.55%, 9/1/2020	100,000	100,864
3.25%, 9/1/2022	48,000	49,369
3.50%, 2/1/2025	61,000	63,062
3.65%, 3/1/2026	100,000	103,779
3.70%, 4/1/2024	282,000	294,817
4.50%, 4/1/2021	133,000	141,668
4.50%, 2/1/2045	298,000	330,810
4.60%, 9/1/2035	145,000	162,673
4.75%, 3/1/2046	83,000	95,975
4.80%, 4/1/2044	125,000	144,837

		6,535,860

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CHEMICALS — 0.5%
Agrium, Inc.:
3.15%, 10/1/2022	$175,000	$176,979
4.13%, 3/15/2035	55,000	56,682
6.13%, 1/15/2041	20,000	25,399
Air Products & Chemicals, Inc. 3.35%, 7/31/2024	100,000	103,279
Cabot Corp. 3.70%, 7/15/2022	100,000	102,765
Celanese US Holdings LLC:
4.63%, 11/15/2022	40,000	42,566
5.88%, 6/15/2021	40,000	43,788
Dow Chemical Co.:
4.25%, 11/15/2020	60,000	62,626
4.25%, 10/1/2034	300,000	315,108
5.25%, 11/15/2041	250,000	291,420
8.55%, 5/15/2019	280,000	303,027
Eastman Chemical Co.:
3.60%, 8/15/2022	225,000	231,901
4.65%, 10/15/2044	120,000	130,836
EI du Pont de Nemours & Co.:
2.20%, 5/1/2020	193,000	192,741
2.80%, 2/15/2023	208,000	208,778
4.15%, 2/15/2043	100,000	103,159
5.75%, 3/15/2019	250,000	260,190
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	55,000	58,381
LYB International Finance B.V. 4.00%, 7/15/2023	200,000	209,644
LYB International Finance II B.V. 3.50%, 3/2/2027	64,000	64,278
LyondellBasell Industries NV:
4.63%, 2/26/2055	150,000	158,105
6.00%, 11/15/2021	100,000	111,082
Methanex Corp. 5.65%, 12/1/2044	100,000	103,800
Monsanto Co.:
2.13%, 7/15/2019	200,000	199,144
3.95%, 4/15/2045	20,000	19,598
4.20%, 7/15/2034	240,000	249,912
4.40%, 7/15/2044	100,000	106,048
Mosaic Co.:
4.05%, 11/15/2027 (b)	100,000	100,218
4.25%, 11/15/2023 (b)	237,000	245,399
5.63%, 11/15/2043	150,000	162,369
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025	100,000	97,712
3.63%, 3/15/2024	122,000	124,998
5.88%, 12/1/2036	50,000	61,294
Praxair, Inc.:
3.00%, 9/1/2021	250,000	254,523
3.20%, 1/30/2026	100,000	102,280
RPM International, Inc.:
3.75%, 3/15/2027	100,000	101,328
4.25%, 1/15/2048	200,000	199,326
5.25%, 6/1/2045	50,000	57,615
Sherwin-Williams Co.:
2.25%, 5/15/2020	175,000	174,487
2.75%, 6/1/2022	275,000	274,194
3.13%, 6/1/2024	25,000	25,092
3.45%, 6/1/2027	76,000	77,193
4.00%, 12/15/2042	88,000	88,231
4.50%, 6/1/2047	29,000	31,820
Westlake Chemical Corp.:
3.60%, 8/15/2026	96,000	96,790
4.38%, 11/15/2047	350,000	361,858
5.00%, 8/15/2046	50,000	56,116

		6,624,079

COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc.:
2.25%, 9/15/2020	120,000	120,301
3.38%, 9/15/2025	50,000	51,621
Block Financial LLC:
5.25%, 10/1/2025	200,000	213,600
5.50%, 11/1/2022	100,000	107,475
Board of Trustees of The Leland Stanford Junior University:
3.65%, 5/1/2048	45,000	48,106
4.75%, 5/1/2019	10,000	10,334
Ecolab, Inc.:
2.38%, 8/10/2022	170,000	167,972
2.70%, 11/1/2026	20,000	19,204
3.25%, 12/1/2027 (c)	170,000	169,782
4.35%, 12/8/2021	159,000	169,089
5.50%, 12/8/2041	76,000	94,962
Equifax, Inc. 2.30%, 6/1/2021	170,000	166,019
George Washington University Series 2014, 4.30%, 9/15/2044	50,000	54,377
Massachusetts Institute of Technology:
3.89%, 7/1/2116 (b)	40,000	39,918
5.60%, 7/1/2111	69,000	96,880
Moody’s Corp.:
2.63%, 1/15/2023 (c)	50,000	49,476
2.75%, 7/15/2019	76,000	76,478
2.75%, 12/15/2021	50,000	50,109
3.25%, 1/15/2028 (c)	35,000	34,627
4.50%, 9/1/2022	95,000	101,664
4.88%, 2/15/2024	100,000	109,775
Northwestern University Series 2017, 3.66%, 12/1/2057	25,000	25,362
President and Fellows of Harvard College:
3.15%, 7/15/2046 (b)	125,000	122,082
3.30%, 7/15/2056 (b)	100,000	97,923
S&P Global, Inc.:
2.95%, 1/22/2027	100,000	97,507
3.30%, 8/14/2020	50,000	50,919
4.00%, 6/15/2025	160,000	168,797
4.40%, 2/15/2026	30,000	32,400
University of Notre Dame du Lac Series 2017, 3.39%, 2/15/2048	150,000	151,128
University of Southern California:
3.03%, 10/1/2039	100,000	94,309
Series 2017, 3.84%, 10/1/2047	55,000	58,007
Verisk Analytics, Inc. 5.80%, 5/1/2021	100,000	109,105

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Western Union Co.:
3.60%, 3/15/2022 (b)	$50,000	$50,734
6.20%, 11/17/2036	105,000	115,032

		3,125,074

CONSTRUCTION MATERIALS — 0.1%
CRH America, Inc. 5.75%, 1/15/2021	175,000	189,677
Johnson Controls International PLC:
4.25%, 3/1/2021	60,000	62,898
4.50%, 2/15/2047	20,000	21,899
5.13%, 9/14/2045	200,000	233,978
Lennox International, Inc. 3.00%, 11/15/2023	25,000	24,764
Martin Marietta Materials, Inc.:
3.50%, 12/15/2027	400,000	397,464
4.25%, 7/2/2024	30,000	31,699
4.25%, 12/15/2047	200,000	198,706
Masco Corp.:
3.50%, 4/1/2021	95,000	96,306
3.50%, 11/15/2027	30,000	29,602
4.38%, 4/1/2026	110,000	115,931
4.50%, 5/15/2047	50,000	51,175
Owens Corning 4.20%, 12/15/2022	159,000	166,767
Vulcan Materials Co.:
3.90%, 4/1/2027	45,000	46,012
4.50%, 6/15/2047	50,000	51,246

		1,718,124

DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
3.75%, 5/15/2046	100,000	96,582
4.60%, 6/15/2045	70,000	77,031

		173,613

DIVERSIFIED FINANCIAL SERVICES — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 1/15/2025	400,000	396,220
3.65%, 7/21/2027	170,000	168,144
3.75%, 5/15/2019	355,000	360,769
3.95%, 2/1/2022	185,000	190,735
4.50%, 5/15/2021	375,000	393,594
4.63%, 10/30/2020	125,000	130,996
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	50,000	50,329
Air Lease Corp.:
2.63%, 7/1/2022	100,000	98,365
2.75%, 1/15/2023	100,000	98,670
3.38%, 1/15/2019 (b)	50,000	50,485
3.38%, 6/1/2021	35,000	35,700
3.75%, 2/1/2022 (b)	125,000	129,186
3.88%, 4/1/2021 (b)	75,000	77,641
American Express Co.:
2.20%, 10/30/2020	80,000	79,389
2.50%, 8/1/2022	100,000	98,789
2.65%, 12/2/2022	119,000	118,080
3.00%, 10/30/2024	50,000	49,845
4.05%, 12/3/2042	455,000	479,934
8.13%, 5/20/2019	75,000	80,938
American Express Credit Corp.:
Series F, 2.60%, 9/14/2020	50,000	50,296
Series MTN, 1.70%, 10/30/2019	125,000	123,660
Series MTN, 1.88%, 5/3/2019	291,000	289,801
Series MTN, 2.20%, 3/3/2020	100,000	99,704
Series MTN, 2.25%, 5/5/2021	250,000	247,742
Series MTN, 2.70%, 3/3/2022	108,000	108,393
Series MTN, 3.30%, 5/3/2027	65,000	65,890
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	50,000	49,010
3.70%, 10/15/2024	150,000	156,423
AXA Financial, Inc. 7.00%, 4/1/2028	100,000	126,715
BlackRock, Inc.:
3.20%, 3/15/2027	56,000	56,682
3.38%, 6/1/2022	550,000	568,799
3.50%, 3/18/2024	225,000	234,304
Brookfield Finance, Inc.:
4.25%, 6/2/2026	100,000	103,101
4.70%, 9/20/2047	50,000	52,357
Capital One Bank USA NA 3.38%, 2/15/2023	448,000	452,332
Cboe Global Markets, Inc. 1.95%, 6/28/2019	125,000	124,140
Charles Schwab Corp.:
3.00%, 3/10/2025	100,000	99,880
3.20%, 3/2/2027	100,000	100,855
3.20%, 1/25/2028	200,000	201,128
3.45%, 2/13/2026	35,000	35,892
4.45%, 7/22/2020	24,000	25,251
CME Group, Inc. 3.00%, 3/15/2025	208,000	211,066
Credit Suisse USA, Inc. 7.13%, 7/15/2032	250,000	344,100
Discover Financial Services:
4.10%, 2/9/2027	75,000	76,847
5.20%, 4/27/2022	100,000	107,569
E*TRADE Financial Corp. 2.95%, 8/24/2022	150,000	148,659
Eaton Vance Corp. 3.50%, 4/6/2027	100,000	102,343
Franklin Resources, Inc. 2.85%, 3/30/2025	100,000	99,342
GE Capital International Funding Co. Unlimited Co.:
2.34%, 11/15/2020	750,000	746,250
3.37%, 11/15/2025	251,000	255,167
4.42%, 11/15/2035	300,000	324,810
Genpact Luxembourg Sarl 3.70%, 4/1/2022 (c)	340,000	337,967
HSBC Finance Corp. 6.68%, 1/15/2021	72,000	80,051
Intercontinental Exchange, Inc.:
2.35%, 9/15/2022	300,000	296,520
3.10%, 9/15/2027	100,000	99,933
Invesco Finance PLC 3.75%, 1/15/2026	150,000	155,072

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Jefferies Group LLC:
6.25%, 1/15/2036	$155,000	$176,633
6.45%, 6/8/2027	20,000	23,209
Lazard Group LLC:
3.63%, 3/1/2027	50,000	50,112
3.75%, 2/13/2025	100,000	101,688
4.25%, 11/14/2020	18,000	18,769
Legg Mason, Inc. 4.75%, 3/15/2026	50,000	53,549
Mastercard, Inc.:
2.95%, 11/21/2026	100,000	99,995
3.38%, 4/1/2024	100,000	103,888
3.80%, 11/21/2046	100,000	106,157
Nasdaq, Inc. 5.55%, 1/15/2020	150,000	158,689
National Rural Utilities Cooperative Finance Corp.:
2.00%, 1/27/2020	100,000	99,480
2.30%, 11/1/2020	50,000	49,908
2.70%, 2/15/2023	50,000	50,001
2.85%, 1/27/2025	51,000	50,648
2.95%, 2/7/2024	60,000	60,374
Series C MTN, 8.00%, 3/1/2032	110,000	160,896
Series MTN, 1.50%, 11/1/2019	80,000	78,946
Series MTN, 2.30%, 9/15/2022	150,000	147,835
Nomura Holdings, Inc.:
6.70%, 3/4/2020	121,000	131,091
Series GMTN, 2.75%, 3/19/2019	150,000	150,610
ORIX Corp.:
2.90%, 7/18/2022	30,000	29,875
3.25%, 12/4/2024	200,000	199,162
3.70%, 7/18/2027	50,000	50,388
Private Export Funding Corp. Series GG, 2.45%, 7/15/2024	200,000	198,458
Raymond James Financial, Inc. 4.95%, 7/15/2046	100,000	113,193
Stifel Financial Corp. 4.25%, 7/18/2024	50,000	51,282
Synchrony Financial:
2.60%, 1/15/2019	233,000	233,475
2.70%, 2/3/2020	10,000	10,019
3.70%, 8/4/2026	100,000	98,688
3.75%, 8/15/2021	200,000	204,850
3.95%, 12/1/2027	250,000	248,943
4.50%, 7/23/2025	100,000	104,493
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	180,000	181,870
3.30%, 4/1/2027	60,000	60,577
Visa, Inc.:
2.20%, 12/14/2020	377,000	376,668
2.75%, 9/15/2027	50,000	49,359
2.80%, 12/14/2022	186,000	188,630
3.15%, 12/14/2025	220,000	224,847
4.15%, 12/14/2035	60,000	66,442
4.30%, 12/14/2045	200,000	227,804
Washington Prime Group L.P. 5.95%, 8/15/2024	70,000	71,476

		14,708,837

ELECTRIC — 1.8%
AEP Texas, Inc. 2.40%, 10/1/2022 (c)	117,000	115,194
AEP Transmission Co. LLC 3.75%, 12/1/2047 (c)	100,000	102,800
Alabama Power Co.:
4.30%, 1/2/2046	150,000	167,265
6.00%, 3/1/2039	100,000	131,117
Series 17A, 2.45%, 3/30/2022.	100,000	99,323
Ameren Illinois Co. 3.70%, 12/1/2047	200,000	204,614
American Electric Power Co., Inc. 2.15%, 11/13/2020 (b)	150,000	149,229
Appalachian Power Co. 7.00%, 4/1/2038	26,000	37,025
Arizona Public Service Co.:
2.95%, 9/15/2027	100,000	98,362
3.15%, 5/15/2025	50,000	50,348
3.75%, 5/15/2046	100,000	102,779
Avangrid, Inc. 3.15%, 12/1/2024	50,000	49,836
Baltimore Gas & Electric Co. 3.75%, 8/15/2047	50,000	51,183
Berkshire Hathaway Energy Co.:
3.75%, 11/15/2023	150,000	156,883
6.13%, 4/1/2036	190,000	254,811
Black Hills Corp.:
3.15%, 1/15/2027	50,000	48,746
4.20%, 9/15/2046	50,000	51,190
4.25%, 11/30/2023	100,000	105,263
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	100,000	98,310
4.50%, 4/1/2044	100,000	116,343
Series AA, 3.00%, 2/1/2027	100,000	98,993
Series Z, 2.40%, 9/1/2026	50,000	47,478
CenterPoint Energy, Inc. 2.50%, 9/1/2022	100,000	98,704
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	40,000	40,093
CMS Energy Corp. 3.45%, 8/15/2027	100,000	100,806
Commonwealth Edison Co.:
2.55%, 6/15/2026	50,000	48,308
3.65%, 6/15/2046	50,000	50,581
4.35%, 11/15/2045	200,000	224,884
5.90%, 3/15/2036	150,000	196,365
Connecticut Light & Power Co.:
2.50%, 1/15/2023	90,000	89,241
4.30%, 4/15/2044	60,000	67,562
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	50,000	52,150
4.45%, 6/15/2020	100,000	105,160
4.45%, 3/15/2044	103,000	117,081
Series 09-C, 5.50%, 12/1/2039	125,000	159,309
Series 12-A, 4.20%, 3/15/2042	100,000	108,846
Series 2017, 3.88%, 6/15/2047	100,000	104,894
Series B, 3.13%, 11/15/2027	150,000	151,408
Series C, 4.30%, 12/1/2056	50,000	54,973

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Consolidated Edison, Inc.:
2.00%, 5/15/2021	$65,000	$63,998
Series A, 2.00%, 3/15/2020	50,000	49,704
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	47,914
3.95%, 5/15/2043	100,000	106,271
Delmarva Power & Light Co.:
3.50%, 11/15/2023	100,000	103,219
4.15%, 5/15/2045	100,000	109,076
Dominion Energy, Inc.:
2.50%, 12/1/2019	132,000	132,234
2.58%, 7/1/2020	45,000	44,987
2.96%, 7/1/2019 (e)	50,000	50,403
3.63%, 12/1/2024	210,000	217,220
3.90%, 10/1/2025	125,000	130,404
4.10%, 4/1/2021 (e)	80,000	83,150
Series A, 1.88%, 1/15/2019	225,000	224,073
Series B, 1.60%, 8/15/2019	190,000	187,766
Series B, 2.75%, 1/15/2022	100,000	100,020
Series C, 2.00%, 8/15/2021	20,000	19,562
Series C, 4.90%, 8/1/2041	150,000	172,921
Series D, 2.85%, 8/15/2026 (b)	30,000	28,981
DTE Electric Co.:
3.65%, 3/15/2024	50,000	52,422
3.70%, 6/1/2046	90,000	92,769
3.75%, 8/15/2047	100,000	103,851
DTE Energy Co.:
1.50%, 10/1/2019	50,000	49,214
2.40%, 12/1/2019	50,000	49,964
2.85%, 10/1/2026	100,000	96,060
6.38%, 4/15/2033	150,000	193,317
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	50,000	49,625
2.95%, 12/1/2026	90,000	89,302
3.70%, 12/1/2047	300,000	308,244
3.75%, 6/1/2045	100,000	103,024
4.00%, 9/30/2042	56,000	60,314
4.25%, 12/15/2041	270,000	297,729
5.30%, 2/15/2040	46,000	57,851
Duke Energy Corp.:
1.80%, 9/1/2021	150,000	145,776
2.65%, 9/1/2026	337,000	322,937
3.05%, 8/15/2022	164,000	165,765
3.75%, 4/15/2024	94,000	98,149
4.80%, 12/15/2045	100,000	116,525
Duke Energy Florida LLC:
2.10%, 12/15/2019	20,000	19,977
3.20%, 1/15/2027	175,000	176,928
Duke Energy Indiana LLC 6.12%, 10/15/2035	200,000	259,662
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	28,580
Duke Energy Progress LLC:
3.25%, 8/15/2025	50,000	50,971
3.60%, 9/15/2047	100,000	100,407
4.20%, 8/15/2045	200,000	220,870
El Paso Electric Co. 5.00%, 12/1/2044	50,000	53,943
Emera US Finance L.P.:
2.15%, 6/15/2019	20,000	19,909
3.55%, 6/15/2026	71,000	71,181
4.75%, 6/15/2046	239,000	262,539
Enel Americas SA 4.00%, 10/25/2026	15,000	15,267
Enel Generacion Chile SA 4.25%, 4/15/2024	50,000	52,288
Entergy Arkansas, Inc. 3.50%, 4/1/2026	30,000	30,899
Entergy Corp.:
2.95%, 9/1/2026	30,000	29,193
5.13%, 9/15/2020	150,000	158,502
Entergy Louisiana LLC:
2.40%, 10/1/2026	85,000	80,349
3.12%, 9/1/2027	100,000	99,608
4.95%, 1/15/2045	75,000	78,340
Entergy Mississippi, Inc. 2.85%, 6/1/2028	60,000	57,863
Entergy Texas, Inc. 7.13%, 2/1/2019	50,000	52,453
Eversource Energy:
Series K, 2.75%, 3/15/2022	25,000	25,022
Series L, 2.90%, 10/1/2024	100,000	99,205
Exelon Corp.:
2.45%, 4/15/2021	35,000	34,828
3.40%, 4/15/2026	150,000	150,575
4.45%, 4/15/2046	179,000	194,023
Exelon Generation Co. LLC:
2.95%, 1/15/2020	250,000	252,647
3.40%, 3/15/2022	50,000	50,883
4.00%, 10/1/2020	200,000	207,024
5.60%, 6/15/2042 (b)	120,000	131,216
FirstEnergy Corp.:
Series A, 2.85%, 7/15/2022 (b)	60,000	59,337
Series B, 3.90%, 7/15/2027	104,000	106,620
Series B, 4.25%, 3/15/2023	171,000	180,165
Series C, 4.85%, 7/15/2047	73,000	81,069
Series C, 7.38%, 11/15/2031	145,000	195,746
Florida Power & Light Co.:
3.13%, 12/1/2025	100,000	101,482
4.05%, 6/1/2042	25,000	27,364
4.05%, 10/1/2044	145,000	158,847
5.69%, 3/1/2040	65,000	86,165
Fortis, Inc. Series WI, 2.10%, 10/4/2021	65,000	63,386
Georgia Power Co.:
2.00%, 3/30/2020	100,000	99,519
3.25%, 3/30/2027	50,000	50,061
4.30%, 3/15/2042	306,000	327,907
5.40%, 6/1/2040	100,000	120,351
Great Plains Energy, Inc. 4.85%, 6/1/2021	120,000	126,461
Gulf Power Co. Series A, 3.30%, 5/30/2027	50,000	50,266
Iberdrola International B.V. 6.75%, 7/15/2036	125,000	163,559
Indiana Michigan Power Co. Series K, 4.55%, 3/15/2046	80,000	91,213

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Interstate Power & Light Co.:
3.70%, 9/15/2046	$50,000	$50,055
6.25%, 7/15/2039	50,000	66,674
ITC Holdings Corp.:
3.25%, 6/30/2026	30,000	29,821
3.35%, 11/15/2027 (c)	100,000	100,318
3.65%, 6/15/2024	25,000	25,696
Kansas City Power & Light Co.:
3.65%, 8/15/2025	50,000	51,357
4.20%, 6/15/2047	100,000	105,974
LG&E and KU Energy LLC 3.75%, 11/15/2020	100,000	103,153
MidAmerican Energy Co.:
2.40%, 3/15/2019	125,000	125,408
3.10%, 5/1/2027	100,000	100,504
4.25%, 5/1/2046	70,000	78,536
4.80%, 9/15/2043	150,000	179,575
Nevada Power Co.:
7.13%, 3/15/2019	75,000	79,222
Series N, 6.65%, 4/1/2036	100,000	138,338
Series R, 6.75%, 7/1/2037	15,000	21,199
NextEra Energy Capital Holdings, Inc.:
2.30%, 4/1/2019	98,000	97,965
2.40%, 9/15/2019	150,000	149,892
2.80%, 1/15/2023	250,000	250,090
4.50%, 6/1/2021	170,000	179,914
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (d)	325,000	326,121
Northern States Power Co. 6.25%, 6/1/2036	150,000	203,339
NSTAR Electric Co. 3.20%, 5/15/2027	200,000	202,090
Oklahoma Gas & Electric Co. 4.15%, 4/1/2047	150,000	162,163
Oncor Electric Delivery Co. LLC:
3.80%, 9/30/2047 (c)	100,000	103,950
5.30%, 6/1/2042	30,000	37,672
7.00%, 5/1/2032	90,000	123,794
Pacific Gas & Electric Co.:
3.25%, 6/15/2023	200,000	202,656
3.30%, 12/1/2027 (b) (c)	900,000	892,602
3.50%, 6/15/2025	95,000	96,791
3.95%, 12/1/2047 (c)	205,000	205,469
4.00%, 12/1/2046 (b)	225,000	229,376
4.25%, 3/15/2046	50,000	52,575
4.75%, 2/15/2044	100,000	111,324
6.05%, 3/1/2034	125,000	157,632
PacifiCorp:
3.85%, 6/15/2021	200,000	208,910
4.10%, 2/1/2042	50,000	53,890
PECO Energy Co. 4.15%, 10/1/2044	100,000	109,064
PG&E Corp. 2.40%, 3/1/2019 (b)	250,000	249,985
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	150,000	147,234
3.50%, 12/1/2022	200,000	205,580
PPL Electric Utilities Corp. 4.15%, 10/1/2045	100,000	110,941
Progress Energy, Inc. 7.75%, 3/1/2031	175,000	244,690
PSEG Power LLC:
3.00%, 6/15/2021	120,000	120,961
5.13%, 4/15/2020	80,000	84,481
Public Service Co. of Colorado:
3.20%, 11/15/2020	100,000	102,103
3.80%, 6/15/2047	100,000	104,571
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	25,000	24,620
Series MTN, 2.25%, 9/15/2026	50,000	46,950
Series MTN, 2.38%, 5/15/2023 (b)	50,000	49,178
Series MTN, 3.00%, 5/15/2027	50,000	49,732
Series MTN, 3.60%, 12/1/2047 (b)	200,000	206,514
Series MTN, 3.80%, 3/1/2046	100,000	105,400
Series MTN, 3.95%, 5/1/2042	25,000	26,581
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	150,000	148,570
Puget Energy, Inc.:
3.65%, 5/15/2025	50,000	51,242
6.00%, 9/1/2021	100,000	110,765
Puget Sound Energy, Inc. 5.64%, 4/15/2041	106,000	136,377
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	50,000	48,027
3.00%, 8/15/2021	50,000	51,063
Series RRR, 3.75%, 6/1/2047	150,000	157,419
Sierra Pacific Power Co. 2.60%, 5/1/2026	150,000	144,910
South Carolina Electric & Gas Co.:
4.10%, 6/15/2046	50,000	50,935
4.35%, 2/1/2042	400,000	418,980
4.50%, 6/1/2064	135,000	139,878
5.45%, 2/1/2041	100,000	118,097
Southern California Edison Co.:
3.88%, 6/1/2021	70,000	72,973
4.00%, 4/1/2047 (b)	99,000	106,133
5.50%, 3/15/2040	450,000	579,843
Southern Co.:
1.85%, 7/1/2019	290,000	288,095
2.35%, 7/1/2021	100,000	99,194
2.75%, 6/15/2020	205,000	206,408
2.95%, 7/1/2023	57,000	57,046
4.25%, 7/1/2036	60,000	63,102
4.40%, 7/1/2046	283,000	302,436
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (d)	100,000	105,934
Southern Power Co.:
4.15%, 12/1/2025	100,000	105,399
Series D, 1.95%, 12/15/2019	150,000	148,810
Series E, 2.50%, 12/15/2021	50,000	49,473
Southwestern Electric Power Co.:
6.45%, 1/15/2019	100,000	103,980
Series J, 3.90%, 4/1/2045	100,000	101,997
Series K, 2.75%, 10/1/2026	100,000	96,194

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Southwestern Public Service Co.:
3.30%, 6/15/2024	$50,000	$51,171
6.00%, 10/1/2036	50,000	63,052
Tampa Electric Co. 4.10%, 6/15/2042	75,000	77,642
Tucson Electric Power Co. 3.05%, 3/15/2025	150,000	146,701
Union Electric Co.:
2.95%, 6/15/2027	200,000	197,848
3.65%, 4/15/2045	60,000	61,585
Virginia Electric & Power Co.:
Series A, 3.15%, 1/15/2026	176,000	177,700
Series B, 2.95%, 11/15/2026	50,000	49,512
Series B, 3.80%, 9/15/2047	100,000	103,860
Series C, 2.75%, 3/15/2023	200,000	199,464
Series C, 4.00%, 11/15/2046	95,000	101,696
Westar Energy, Inc.:
3.10%, 4/1/2027	210,000	210,607
4.10%, 4/1/2043	100,000	107,447
4.25%, 12/1/2045	50,000	55,375
Wisconsin Electric Power Co. 2.95%, 9/15/2021	250,000	254,115
Wisconsin Power & Light Co.:
3.05%, 10/15/2027	200,000	199,398
6.38%, 8/15/2037	100,000	135,546
Xcel Energy, Inc.:
2.40%, 3/15/2021	100,000	99,459
4.70%, 5/15/2020	100,000	104,218

		27,339,174

ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
2.63%, 2/15/2023	27,000	26,846
4.88%, 10/15/2019	100,000	104,572
Hubbell, Inc.:
3.15%, 8/15/2027	150,000	148,882
3.35%, 3/1/2026	50,000	50,590

		330,890

ELECTRONICS — 0.2%
Agilent Technologies, Inc. 5.00%, 7/15/2020	200,000	212,398
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	50,000	49,565
3.55%, 10/1/2027	150,000	148,587
Amphenol Corp. 3.20%, 4/1/2024	100,000	100,412
Arrow Electronics, Inc.:
3.25%, 9/8/2024	50,000	49,071
3.88%, 1/12/2028	50,000	49,971
Avnet, Inc.:
4.63%, 4/15/2026	25,000	26,029
4.88%, 12/1/2022	105,000	111,308
Corning, Inc. 4.38%, 11/15/2057	250,000	248,150
Flex, Ltd. 4.75%, 6/15/2025	50,000	53,588
FLIR Systems, Inc. 3.13%, 6/15/2021	225,000	225,837
Fortive Corp.:
2.35%, 6/15/2021	50,000	49,476
3.15%, 6/15/2026	208,000	207,081
4.30%, 6/15/2046	25,000	26,921
Honeywell International, Inc.:
1.40%, 10/30/2019	163,000	$161,098
1.85%, 11/1/2021	220,000	215,769
3.81%, 11/21/2047 (c)	100,000	104,274
4.25%, 3/1/2021	50,000	52,896
Keysight Technologies, Inc. 3.30%, 10/30/2019	150,000	151,570
Koninklijke Philips NV:
3.75%, 3/15/2022	180,000	187,339
6.88%, 3/11/2038	100,000	137,492
Tech Data Corp.:
3.70%, 2/15/2022	100,000	100,535
4.95%, 2/15/2027	100,000	105,072
Tyco Electronics Group SA 3.70%, 2/15/2026	100,000	103,620

		2,878,059

ENGINEERING & CONSTRUCTION — 0.0% (a)
ABB Finance USA, Inc.:
2.88%, 5/8/2022	12,000	12,195
4.38%, 5/8/2042	56,000	60,869
Fluor Corp. 3.38%, 9/15/2021	80,000	81,919

		154,983

ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
2.90%, 7/1/2026	55,000	53,784
3.38%, 11/15/2027	100,000	100,885
4.75%, 5/15/2023	200,000	217,492
5.00%, 3/1/2020	100,000	105,325
Waste Management, Inc.:
2.40%, 5/15/2023	100,000	97,957
3.15%, 11/15/2027	200,000	199,786
3.50%, 5/15/2024	150,000	155,299
4.10%, 3/1/2045	200,000	214,298

		1,144,826

FOOD — 0.4%
Campbell Soup Co.:
3.30%, 3/19/2025	50,000	50,487
3.80%, 8/2/2042	50,000	47,964
Conagra Brands, Inc. 3.20%, 1/25/2023	187,000	189,227
Flowers Foods, Inc. 4.38%, 4/1/2022	100,000	105,925
General Mills, Inc.:
3.15%, 12/15/2021	200,000	203,850
3.20%, 2/10/2027 (b)	100,000	99,904
Hershey Co.:
2.30%, 8/15/2026	50,000	46,972
3.38%, 8/15/2046	50,000	47,506
Ingredion, Inc. 4.63%, 11/1/2020	100,000	105,112
JM Smucker Co.:
2.20%, 12/6/2019	300,000	299,703
3.38%, 12/15/2027	200,000	200,732
3.50%, 3/15/2025	156,000	159,463
4.25%, 3/15/2035	100,000	105,885
4.38%, 3/15/2045	25,000	26,482

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Kellogg Co.:
3.13%, 5/17/2022	$100,000	$102,416
3.25%, 4/1/2026	30,000	29,800
3.40%, 11/15/2027	400,000	397,676
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	30,000	35,367
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	204,000	205,134
3.00%, 6/1/2026	90,000	86,529
3.50%, 6/6/2022	598,000	611,850
3.50%, 7/15/2022	192,000	196,468
4.38%, 6/1/2046	85,000	84,192
5.00%, 7/15/2035	20,000	21,822
5.00%, 6/4/2042	292,000	313,351
5.20%, 7/15/2045	107,000	117,728
Kroger Co.:
2.65%, 10/15/2026 (b)	100,000	93,435
3.70%, 8/1/2027 (b)	65,000	65,799
3.88%, 10/15/2046	25,000	22,964
4.45%, 2/1/2047 (b)	100,000	100,278
5.40%, 7/15/2040	250,000	275,890
6.15%, 1/15/2020	100,000	107,255
6.90%, 4/15/2038	26,000	33,027
Series GMTN, 1.50%, 9/30/2019	180,000	177,359
McCormick & Co., Inc. 3.40%, 8/15/2027	100,000	101,178
Sysco Corp.:
1.90%, 4/1/2019	100,000	99,693
2.50%, 7/15/2021	70,000	69,748
2.60%, 10/1/2020	50,000	50,247
2.60%, 6/12/2022	30,000	29,781
3.25%, 7/15/2027	50,000	50,019
3.30%, 7/15/2026	50,000	50,244
3.75%, 10/1/2025	25,000	25,989
4.50%, 4/1/2046	50,000	54,226
4.85%, 10/1/2045	35,000	39,864
Tyson Foods, Inc.:
2.25%, 8/23/2021	35,000	34,530
3.55%, 6/2/2027	93,000	95,094
4.55%, 6/2/2047	185,000	202,053
4.88%, 8/15/2034	50,000	56,199
5.15%, 8/15/2044	200,000	234,770

		5,961,187

FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027 (c)	100,000	99,187
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025	50,000	49,512
5.50%, 1/17/2027 (b)	50,000	53,638
International Paper Co.:
3.00%, 2/15/2027	146,000	141,500
4.40%, 8/15/2047	105,000	110,333
5.15%, 5/15/2046	150,000	173,164
6.00%, 11/15/2041	20,000	25,136
7.50%, 8/15/2021	102,000	118,692

		771,162

GAS — 0.1%
Atmos Energy Corp.:
3.00%, 6/15/2027	115,000	$114,792
4.13%, 10/15/2044	130,000	141,959
National Fuel Gas Co.:
3.75%, 3/1/2023	63,000	63,609
5.20%, 7/15/2025	50,000	53,625
NiSource Finance Corp.:
2.65%, 11/17/2022	170,000	168,788
3.49%, 5/15/2027	52,000	52,881
3.95%, 3/30/2048	200,000	204,938
4.38%, 5/15/2047	65,000	71,196
4.80%, 2/15/2044	52,000	58,615
ONE Gas, Inc. 2.07%, 2/1/2019	205,000	204,379
Piedmont Natural Gas Co., Inc. 3.64%, 11/1/2046	50,000	49,110
Sempra Energy:
1.63%, 10/7/2019	70,000	69,106
2.85%, 11/15/2020	50,000	50,443
2.88%, 10/1/2022	15,000	14,969
3.75%, 11/15/2025	50,000	51,475
6.00%, 10/15/2039	154,000	198,762
Southern California Gas Co. Series TT, 2.60%, 6/15/2026	90,000	86,981
Southern Co. Gas Capital Corp. 2.45%, 10/1/2023	175,000	169,753
Southwest Gas Corp. 3.80%, 9/29/2046	100,000	100,529
Washington Gas Light Co. Series K, 3.80%, 9/15/2046	35,000	35,868

		1,961,778

HAND & MACHINE TOOLS — 0.0% (a)
Snap-on, Inc. 3.25%, 3/1/2027	45,000	45,757
Stanley Black & Decker, Inc. 3.40%, 12/1/2021	60,000	61,545

		107,302

HEALTH CARE PRODUCTS — 0.5%
Abbott Laboratories:
2.35%, 11/22/2019	250,000	250,095
2.80%, 9/15/2020	50,000	50,323
2.90%, 11/30/2021	200,000	202,068
3.25%, 4/15/2023	100,000	101,141
3.40%, 11/30/2023	100,000	101,705
3.75%, 11/30/2026	250,000	256,698
3.88%, 9/15/2025	40,000	41,444
4.75%, 11/30/2036	100,000	112,242
4.90%, 11/30/2046	200,000	229,760
5.13%, 4/1/2019	174,000	179,991
6.00%, 4/1/2039	275,000	345,020
Baxter International, Inc.:
1.70%, 8/15/2021	50,000	48,471
2.60%, 8/15/2026	50,000	47,730
3.50%, 8/15/2046	150,000	138,093
Becton Dickinson and Co.:
2.13%, 6/6/2019	137,000	136,557
2.40%, 6/5/2020	35,000	34,798
2.68%, 12/15/2019	218,000	218,800

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
2.89%, 6/6/2022	$65,000	$64,616
3.00%, 5/15/2026	100,000	96,269
3.36%, 6/6/2024	134,000	134,362
3.70%, 6/6/2027	224,000	225,622
3.73%, 12/15/2024	119,000	121,644
4.67%, 6/6/2047	50,000	53,961
5.00%, 11/12/2040	100,000	110,284
Covidien International Finance SA 4.20%, 6/15/2020	200,000	208,712
Danaher Corp.:
3.35%, 9/15/2025	65,000	67,198
4.38%, 9/15/2045	60,000	67,712
Life Technologies Corp. 6.00%, 3/1/2020	150,000	160,242
Medtronic Global Holdings SCA 3.35%, 4/1/2027	116,000	119,002
Medtronic, Inc.:
2.50%, 3/15/2020	150,000	150,840
3.13%, 3/15/2022	210,000	214,582
3.15%, 3/15/2022	481,000	492,284
3.50%, 3/15/2025	300,000	311,712
4.63%, 3/15/2045	171,000	198,982
Stryker Corp.:
2.00%, 3/8/2019	46,000	45,900
2.63%, 3/15/2021	50,000	50,131
3.38%, 11/1/2025	100,000	102,411
3.50%, 3/15/2026	33,000	34,044
4.10%, 4/1/2043	75,000	77,704
4.63%, 3/15/2046	130,000	147,944
Thermo Fisher Scientific, Inc.:
2.95%, 9/19/2026	165,000	160,664
3.00%, 4/15/2023	145,000	145,916
3.15%, 1/15/2023	115,000	116,175
3.65%, 12/15/2025	100,000	102,533
5.30%, 2/1/2044	100,000	119,606
Zimmer Biomet Holdings, Inc.:
2.70%, 4/1/2020	174,000	174,212
3.55%, 4/1/2025	70,000	70,039
4.63%, 11/30/2019	100,000	103,768

		6,744,007

HEALTH CARE SERVICES — 0.5%
Aetna, Inc.:
2.20%, 3/15/2019	105,000	105,072
2.80%, 6/15/2023	80,000	78,802
4.50%, 5/15/2042	141,000	150,534
6.63%, 6/15/2036	151,000	200,696
AHS Hospital Corp. 5.02%, 7/1/2045	25,000	29,744
Anthem, Inc.:
2.50%, 11/21/2020	30,000	29,956
2.95%, 12/1/2022	100,000	100,084
3.35%, 12/1/2024	100,000	101,372
3.50%, 8/15/2024	175,000	178,554
3.65%, 12/1/2027	290,000	295,501
4.38%, 12/1/2047	65,000	69,145
4.63%, 5/15/2042	200,000	219,330
4.65%, 1/15/2043	258,000	283,516
Ascension Health 3.95%, 11/15/2046	130,000	$136,683
Baylor Scott & White Holdings:
3.97%, 11/15/2046 (b)	50,000	51,596
4.19%, 11/15/2045	65,000	69,345
Catholic Health Initiatives 4.35%, 11/1/2042	275,000	261,685
Children’s Hospital Corp. Series 2017, 4.12%, 1/1/2047	65,000	69,477
Cigna Corp.:
3.25%, 4/15/2025	185,000	185,701
4.00%, 2/15/2022	80,000	83,587
4.50%, 3/15/2021	20,000	21,046
5.38%, 2/15/2042	125,000	151,335
Coventry Health Care, Inc. 5.45%, 6/15/2021	100,000	108,131
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	52,137
Hackensack Meridian Health, Inc. 4.50%, 7/1/2057	50,000	54,791
Howard Hughes Medical Institute 3.50%, 9/1/2023	50,000	52,297
Humana, Inc.:
2.50%, 12/15/2020	275,000	275,006
2.90%, 12/15/2022	200,000	200,064
3.85%, 10/1/2024	303,000	315,332
3.95%, 3/15/2027	50,000	51,771
4.63%, 12/1/2042	30,000	32,380
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	35,000	35,831
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	50,000	50,093
4.15%, 5/1/2047	90,000	97,162
Laboratory Corp. of America Holdings:
2.63%, 2/1/2020	16,000	16,036
3.25%, 9/1/2024	100,000	100,012
3.60%, 9/1/2027	200,000	200,294
4.63%, 11/15/2020	10,000	10,527
Magellan Health, Inc. 4.40%, 9/22/2024	100,000	100,456
Mayo Clinic Series 2016, 4.13%, 11/15/2052	50,000	52,314
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	64,000	68,963
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	50,000	50,052
New York and Presbyterian Hospital 4.02%, 8/1/2045	25,000	26,331
Northwell Healthcare, Inc. 3.98%, 11/1/2046	150,000	145,613
NYU Hospitals Center 4.37%, 7/1/2047 (b)	50,000	52,938
Partners Healthcare System, Inc. Series 2017, 3.77%, 7/1/2048	20,000	19,977

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Providence St. Joseph Health Obligated Group:
Series H, 2.75%, 10/1/2026	$50,000	$48,386
Series I, 3.74%, 10/1/2047	50,000	49,678
Quest Diagnostics, Inc. 2.70%, 4/1/2019 (b)	260,000	261,334
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	50,000	50,441
Trinity Health Corp. 4.13%, 12/1/2045	25,000	26,510
UnitedHealth Group, Inc.:
1.70%, 2/15/2019	120,000	119,532
1.95%, 10/15/2020	175,000	173,310
2.13%, 3/15/2021	100,000	99,120
2.38%, 10/15/2022	100,000	98,982
2.70%, 7/15/2020	60,000	60,662
2.95%, 10/15/2027	100,000	99,705
3.10%, 3/15/2026	115,000	115,953
3.35%, 7/15/2022	150,000	154,627
3.38%, 4/15/2027	100,000	102,857
3.45%, 1/15/2027	78,000	80,698
3.75%, 7/15/2025	200,000	210,594
3.75%, 10/15/2047	125,000	127,539
3.88%, 10/15/2020	100,000	103,797
4.20%, 1/15/2047	29,000	31,382
4.25%, 4/15/2047	64,000	70,342
4.75%, 7/15/2045	102,000	120,191
5.95%, 2/15/2041	20,000	26,712
6.88%, 2/15/2038	209,000	302,755

		7,576,376

HOLDING COMPANIES-DIVERS — 0.0% (a)
Leucadia National Corp. 5.50%, 10/18/2023	100,000	107,641

HOME BUILDERS — 0.0% (a)
DR Horton, Inc.:
2.55%, 12/1/2020	200,000	199,758
3.75%, 3/1/2019	60,000	60,895
4.00%, 2/15/2020	80,000	82,311

		342,964

HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 3.50%, 11/15/2027	400,000	396,576
Whirlpool Corp.:
3.70%, 5/1/2025	100,000	103,028
4.00%, 3/1/2024	60,000	63,025
4.50%, 6/1/2046	35,000	37,058

		599,687

HOUSEHOLD PRODUCTS — 0.2%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022 (b)	200,000	198,016
Series MTN, 1.95%, 2/1/2023	100,000	97,333
Series MTN, 3.70%, 8/1/2047	55,000	56,256
Series MTN, 4.00%, 8/15/2045	100,000	106,757
Estee Lauder Cos., Inc.:
1.70%, 5/10/2021	20,000	19,571
3.15%, 3/15/2027	100,000	$100,853
4.15%, 3/15/2047	65,000	71,206
Procter & Gamble Co.:
1.70%, 11/3/2021	50,000	48,849
1.75%, 10/25/2019 (b)	50,000	49,779
1.85%, 2/2/2021	50,000	49,439
1.90%, 10/23/2020	235,000	233,566
2.30%, 2/6/2022	219,000	218,185
2.45%, 11/3/2026	50,000	48,228
2.70%, 2/2/2026	50,000	49,375
3.50%, 10/25/2047	300,000	304,230
5.55%, 3/5/2037	135,000	179,365
Unilever Capital Corp.:
1.38%, 7/28/2021	100,000	96,623
2.00%, 7/28/2026	100,000	92,308
4.25%, 2/10/2021	150,000	158,289
5.90%, 11/15/2032	104,000	135,457

		2,313,685

HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc.:
2.45%, 12/15/2019	50,000	50,136
2.45%, 8/1/2022	100,000	98,641
3.95%, 8/1/2047	200,000	201,016
Clorox Co. 3.50%, 12/15/2024	116,000	119,644
Kimberly-Clark Corp.:
1.40%, 2/15/2019	105,000	104,235
2.40%, 3/1/2022	100,000	99,432
2.75%, 2/15/2026	50,000	49,201
6.63%, 8/1/2037	100,000	142,049

		864,354

HOUSEWARES — 0.0% (a)
Newell Brands, Inc.:
2.88%, 12/1/2019	100,000	100,927
3.15%, 4/1/2021	199,000	201,143
3.85%, 4/1/2023	60,000	62,111
3.90%, 11/1/2025	50,000	51,568
4.20%, 4/1/2026	91,000	95,130
5.38%, 4/1/2036	30,000	35,109

		545,988

INSURANCE — 0.8%
AEGON Funding Co. LLC 5.75%, 12/15/2020	8,000	8,674
Alleghany Corp. 4.90%, 9/15/2044	125,000	134,951
Allied World Assurance Co. Holdings, Ltd. 5.50%, 11/15/2020	100,000	106,592
Allstate Corp.:
3.28%, 12/15/2026	20,000	20,345
4.20%, 12/15/2046	100,000	109,212
5.95%, 4/1/2036	15,000	19,443
7.45%, 5/16/2019	50,000	53,371
American Financial Group, Inc.:
3.50%, 8/15/2026	85,000	84,430
4.50%, 6/15/2047	100,000	103,941
American International Group, Inc.:
2.30%, 7/16/2019	150,000	149,934
3.30%, 3/1/2021	260,000	265,145

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 8/15/2020 (b)	$8,000	$8,177
3.75%, 7/10/2025	135,000	138,966
4.38%, 1/15/2055	229,000	233,324
4.50%, 7/16/2044	220,000	238,157
4.70%, 7/10/2035	50,000	55,035
4.88%, 6/1/2022	163,000	177,174
Aon Corp. 5.00%, 9/30/2020	22,000	23,434
Aon PLC:
2.80%, 3/15/2021	50,000	50,218
3.50%, 6/14/2024	100,000	102,274
4.00%, 11/27/2023	100,000	105,200
4.60%, 6/14/2044	50,000	54,587
Arch Capital Finance LLC:
4.01%, 12/15/2026	100,000	104,168
5.03%, 12/15/2046	100,000	116,077
Arch Capital Group US, Inc. 5.14%, 11/1/2043	50,000	58,378
Assurant, Inc. 4.00%, 3/15/2023	100,000	102,477
AXA SA 8.60%, 12/15/2030	100,000	144,043
AXIS Specialty Finance PLC 4.00%, 12/6/2027	150,000	150,456
Berkshire Hathaway Finance Corp.:
1.30%, 8/15/2019	105,000	103,747
4.30%, 5/15/2043	150,000	167,543
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	55,000	54,788
2.75%, 3/15/2023	275,000	276,719
3.13%, 3/15/2026	456,000	460,665
3.75%, 8/15/2021	100,000	104,727
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (c)	100,000	98,199
4.70%, 6/22/2047 (c)	150,000	152,904
Chubb Corp. 6.00%, 5/11/2037	103,000	137,404
Chubb INA Holdings, Inc. 2.70%, 3/13/2023	100,000	99,852
Cincinnati Financial Corp. 6.13%, 11/1/2034	100,000	126,897
CNA Financial Corp.:
3.45%, 8/15/2027	340,000	334,941
4.50%, 3/1/2026	55,000	58,832
5.88%, 8/15/2020	8,000	8,615
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	50,000	52,169
Hartford Financial Services Group, Inc. 5.50%, 3/30/2020	10,000	10,654
Kemper Corp. 4.35%, 2/15/2025	70,000	71,394
Lincoln National Corp.:
3.35%, 3/9/2025 (b)	50,000	50,288
4.00%, 9/1/2023	100,000	104,299
6.30%, 10/9/2037	100,000	128,041
Loews Corp. 4.13%, 5/15/2043	200,000	206,616
Manulife Financial Corp.:
4.15%, 3/4/2026	50,000	52,986
4.90%, 9/17/2020	18,000	19,056
5.38%, 3/4/2046 (b)	50,000	62,664
USD 5 year swap rate + 1.65%, 4.06%, 2/24/2032 (d)	100,000	100,870
Markel Corp.:
3.50%, 11/1/2027	150,000	148,606
4.30%, 11/1/2047	135,000	137,920
5.00%, 4/5/2046	50,000	56,560
Marsh & McLennan Cos., Inc.:
2.35%, 3/6/2020	8,000	7,983
2.75%, 1/30/2022	60,000	60,130
3.30%, 3/14/2023	100,000	102,108
3.50%, 6/3/2024	75,000	77,436
3.50%, 3/10/2025	75,000	77,233
3.75%, 3/14/2026	112,000	117,032
4.35%, 1/30/2047	40,000	44,464
Mercury General Corp. 4.40%, 3/15/2027	100,000	102,595
MetLife, Inc.:
3.60%, 11/13/2025	100,000	103,986
4.60%, 5/13/2046	154,000	175,802
4.88%, 11/13/2043	152,000	178,719
5.70%, 6/15/2035	128,000	163,539
5.88%, 2/6/2041	125,000	163,358
6.40%, 12/15/2066	150,000	172,959
7.72%, 2/15/2019	50,000	53,028
Series D, 4.37%, 9/15/2023	100,000	107,876
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	100,000	111,686
Old Republic International Corp. 4.88%, 10/1/2024	100,000	107,333
Principal Financial Group, Inc. 3.40%, 5/15/2025	50,000	50,762
Progressive Corp.:
4.13%, 4/15/2047	100,000	107,902
4.35%, 4/25/2044	200,000	222,394
Prudential Financial, Inc.: 3.94%, 12/7/2049 (c)	79,000	80,745
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (d)	310,000	314,052
Series MTN, 4.50%, 11/15/2020	10,000	10,533
Series MTN, 4.50%, 11/16/2021	650,000	696,755
Series MTN, 5.38%, 6/21/2020	12,000	12,852
Reinsurance Group of America, Inc. 3.95%, 9/15/2026	60,000	61,198
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	29,504
Travelers Cos., Inc 4.00%, 5/30/2047	160,000	170,219
Travelers Cos., Inc. 3.90%, 11/1/2020	116,000	120,439
Trinity Acquisition PLC:
3.50%, 9/15/2021	50,000	50,868
4.40%, 3/15/2026	100,000	105,646
Unum Group:
4.00%, 3/15/2024	100,000	104,153
5.75%, 8/15/2042	50,000	61,101
Voya Financial, Inc.:
3.65%, 6/15/2026	50,000	50,563
4.80%, 6/15/2046	30,000	33,292
5.70%, 7/15/2043	100,000	122,672

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Willis North America, Inc. 3.60%, 5/15/2024	$50,000	$50,776
WR Berkley Corp.:
4.63%, 3/15/2022	50,000	53,179
4.75%, 8/1/2044	50,000	53,649
XLIT, Ltd.:
4.45%, 3/31/2025	130,000	132,998
5.50%, 3/31/2045	120,000	128,336
5.75%, 10/1/2021	100,000	110,023

		11,168,017

INTERNET — 0.4%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019	300,000	300,771
2.80%, 6/6/2023	250,000	249,457
3.13%, 11/28/2021	100,000	101,585
3.40%, 12/6/2027	200,000	199,874
3.60%, 11/28/2024 (b)	17,000	17,631
4.00%, 12/6/2037	250,000	258,357
4.20%, 12/6/2047	260,000	270,501
Alphabet, Inc.:
2.00%, 8/15/2026	240,000	226,073
3.63%, 5/19/2021	130,000	135,883
Amazon.com, Inc.:
1.90%, 8/21/2020 (c)	150,000	148,872
2.40%, 2/22/2023 (c)	110,000	108,956
3.15%, 8/22/2027 (c)	150,000	150,642
3.30%, 12/5/2021	357,000	368,713
3.88%, 8/22/2037 (c)	200,000	212,298
4.05%, 8/22/2047 (c)	275,000	295,251
4.25%, 8/22/2057 (c)	70,000	76,590
4.80%, 12/5/2034	150,000	175,586
4.95%, 12/5/2044	175,000	212,431
5.20%, 12/3/2025	50,000	57,362
Baidu, Inc. 3.50%, 11/28/2022	200,000	203,348
eBay, Inc.:
2.15%, 6/5/2020	60,000	59,543
2.20%, 8/1/2019	50,000	49,917
2.75%, 1/30/2023	100,000	99,071
3.60%, 6/5/2027	150,000	149,031
3.80%, 3/9/2022	50,000	51,896
4.00%, 7/15/2042	200,000	184,446
Expedia, Inc.:
4.50%, 8/15/2024	200,000	210,158
3.80%, 2/15/2028	100,000	96,631
JD.com, Inc. 3.88%, 4/29/2026 (b)	260,000	261,505
Priceline Group, Inc.:
2.75%, 3/15/2023	100,000	99,009
3.55%, 3/15/2028	100,000	99,139
3.60%, 6/1/2026	100,000	100,484

		5,231,011

INVESTMENT COMPANY SECURITY — 0.0% (a)
Ares Capital Corp.:
3.50%, 2/10/2023	100,000	98,598
3.63%, 1/19/2022	100,000	100,387
3.88%, 1/15/2020	44,000	44,792
FS Investment Corp. 4.25%, 1/15/2020	60,000	60,921

		304,698

IRON/STEEL — 0.1%
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (b)	350,000	362,432
6.25%, 8/10/2026 (b)	50,000	58,005
6.88%, 11/21/2036	180,000	220,590
6.88%, 11/10/2039 (b)	165,000	202,628

		843,655

IT SERVICES — 0.8%
Apple, Inc.:
1.50%, 9/12/2019	100,000	99,193
1.55%, 2/8/2019	125,000	124,496
1.70%, 2/22/2019	252,000	251,294
1.80%, 5/11/2020 (b)	100,000	99,153
1.90%, 2/7/2020	100,000	99,549
2.00%, 5/6/2020	150,000	149,574
2.00%, 11/13/2020	100,000	99,364
2.10%, 5/6/2019	204,000	204,353
2.10%, 9/12/2022	175,000	171,678
2.25%, 2/23/2021	400,000	399,336
2.30%, 5/11/2022	122,000	121,048
2.40%, 1/13/2023	250,000	248,048
2.40%, 5/3/2023	139,000	137,463
2.45%, 8/4/2026	214,000	205,260
2.50%, 2/9/2022	100,000	100,119
2.50%, 2/9/2025	150,000	146,463
2.70%, 5/13/2022	115,000	115,988
2.75%, 1/13/2025	200,000	198,366
2.85%, 5/6/2021	250,000	253,965
2.85%, 2/23/2023	190,000	192,246
2.90%, 9/12/2027	100,000	98,678
3.00%, 2/9/2024	95,000	96,211
3.00%, 6/20/2027	65,000	64,701
3.00%, 11/13/2027	200,000	199,106
3.20%, 5/13/2025	144,000	146,961
3.20%, 5/11/2027	72,000	72,877
3.25%, 2/23/2026	105,000	107,117
3.35%, 2/9/2027	186,000	190,351
3.45%, 5/6/2024	283,000	293,661
3.75%, 9/12/2047	75,000	76,837
3.75%, 11/13/2047	150,000	154,217
3.85%, 5/4/2043	225,000	234,295
3.85%, 8/4/2046	165,000	171,772
4.25%, 2/9/2047	25,000	27,745
4.38%, 5/13/2045	65,000	73,241
4.65%, 2/23/2046	234,000	273,923
Dell International LLC/EMC Corp.:
3.48%, 6/1/2019 (c)	285,000	288,525
4.42%, 6/15/2021 (c)	590,000	615,388
5.45%, 6/15/2023 (c)	114,000	123,065
6.02%, 6/15/2026 (c)	225,000	247,966
8.10%, 7/15/2036 (c)	316,000	399,010
8.35%, 7/15/2046 (c)	106,000	136,702
Hewlett Packard Enterprise Co.:
3.60%, 10/15/2020	191,000	194,829

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 10/15/2022	$110,000	$115,564
4.90%, 10/15/2025	50,000	52,676
6.20%, 10/15/2035	115,000	125,200
6.35%, 10/15/2045	100,000	106,634
HP Enterprise Services LLC 7.45%, 10/15/2029	165,000	204,836
HP, Inc.:
4.05%, 9/15/2022	122,000	127,280
4.30%, 6/1/2021	100,000	104,808
4.65%, 12/9/2021	238,000	253,306
IBM Credit LLC:
1.80%, 1/20/2021	100,000	98,480
2.20%, 9/8/2022	100,000	98,121
International Business Machines Corp.:
1.80%, 5/17/2019	333,000	331,931
1.90%, 1/27/2020	100,000	99,515
1.95%, 2/12/2019 (b)	50,000	49,984
2.25%, 2/19/2021	100,000	99,708
2.50%, 1/27/2022 (b)	100,000	100,167
3.45%, 2/19/2026 (b)	150,000	155,095
3.63%, 2/12/2024	125,000	130,817
4.00%, 6/20/2042	100,000	106,174
4.70%, 2/19/2046	150,000	176,926
5.88%, 11/29/2032	70,000	90,098
6.22%, 8/1/2027	200,000	249,534
7.00%, 10/30/2025	100,000	128,036
NetApp, Inc. 3.38%, 6/15/2021	50,000	50,898
Seagate HDD Cayman:
4.25%, 3/1/2022 (c)	121,000	122,335
4.75%, 1/1/2025	40,000	39,267
4.88%, 3/1/2024 (b) (c)	190,000	190,578
5.75%, 12/1/2034 (b)	190,000	182,812

		11,294,914

LEISURE TIME — 0.1%
Carnival Corp. 3.95%, 10/15/2020	67,000	69,701
Harley-Davidson, Inc.:
3.50%, 7/28/2025	50,000	51,247
4.63%, 7/28/2045	50,000	54,186
Royal Caribbean Cruises, Ltd. 3.70%, 3/15/2028	500,000	496,395

		671,529

LODGING — 0.0% (a)
Hyatt Hotels Corp. 4.85%, 3/15/2026	25,000	27,237
Marriott International, Inc.:
3.38%, 10/15/2020	125,000	127,456
3.75%, 10/1/2025	150,000	154,110
Wyndham Worldwide Corp.:
4.15%, 4/1/2024	90,000	90,356
4.50%, 4/1/2027	105,000	106,792

		505,951

MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series MTN, 1.35%, 5/18/2019	130,000	128,750
Series MTN, 1.90%, 3/22/2019	210,000	209,641
Series MTN, 2.00%, 11/29/2019	500,000	498,420
Series MTN, 2.00%, 3/5/2020	180,000	179,107
Series MTN, 2.10%, 6/9/2019	100,000	100,029
Series MTN, 2.10%, 1/10/2020	25,000	24,943
Series MTN, 2.40%, 6/6/2022	125,000	124,216
Series MTN, 7.15%, 2/15/2019	180,000	189,947
Caterpillar, Inc.:
2.60%, 6/26/2022	140,000	140,014
3.80%, 8/15/2042	100,000	106,872
6.05%, 8/15/2036	165,000	220,138

		1,922,077

MACHINERY-DIVERSIFIED — 0.1%
CNH Industrial Capital LLC:
3.38%, 7/15/2019	50,000	50,488
3.88%, 10/15/2021	20,000	20,430
4.38%, 11/6/2020	35,000	36,296
4.38%, 4/5/2022	30,000	31,080
4.88%, 4/1/2021	30,000	31,502
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	135,000	134,663
Cummins, Inc. 4.88%, 10/1/2043 (b)	100,000	118,966
Deere & Co.:
2.60%, 6/8/2022	201,000	201,012
3.90%, 6/9/2042	100,000	108,159
5.38%, 10/16/2029	75,000	90,815
Flowserve Corp. 4.00%, 11/15/2023	43,000	43,974
John Deere Capital Corp.:
Series MTN, 2.05%, 3/10/2020	114,000	113,600
Series MTN, 2.15%, 9/8/2022	50,000	48,932
Series MTN, 2.38%, 7/14/2020	150,000	150,092
Series MTN, 2.65%, 6/24/2024	100,000	98,833
Series MTN, 2.80%, 3/4/2021	175,000	176,974
Series MTN, 2.80%, 3/6/2023	110,000	110,251
Series MTN, 2.80%, 9/8/2027 (b)	50,000	49,165
Rockwell Automation, Inc. 2.88%, 3/1/2025	100,000	98,558
Roper Technologies, Inc.:
2.80%, 12/15/2021	150,000	150,256
3.00%, 12/15/2020	50,000	50,575
3.80%, 12/15/2026	55,000	56,673
3.85%, 12/15/2025	25,000	25,801
Wabtec Corp. 3.45%, 11/15/2026	50,000	48,897
Xylem, Inc.:
3.25%, 11/1/2026	55,000	54,675
4.38%, 11/1/2046	25,000	26,842

		2,127,509

MEDIA — 1.0%
21st Century Fox America, Inc.:
3.38%, 11/15/2026 (b)	30,000	30,618
3.70%, 9/15/2024	108,000	112,193
3.70%, 10/15/2025	65,000	67,805
4.50%, 2/15/2021	305,000	323,331
4.75%, 9/15/2044	112,000	128,455
4.75%, 11/15/2046 (b)	25,000	28,855
4.95%, 10/15/2045	46,000	54,313

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
6.15%, 3/1/2037	$165,000	$215,866
6.40%, 12/15/2035	150,000	200,466
6.65%, 11/15/2037	100,000	137,680
CBS Corp.:
2.30%, 8/15/2019	100,000	99,956
2.90%, 6/1/2023 (c)	100,000	98,533
3.38%, 2/15/2028 (b)	150,000	144,249
4.85%, 7/1/2042	105,000	110,442
7.88%, 7/30/2030	254,000	346,913
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	105,000	106,628
4.20%, 3/15/2028	100,000	99,079
4.46%, 7/23/2022	230,000	240,313
4.91%, 7/23/2025	217,000	230,495
5.38%, 5/1/2047	150,000	154,715
6.38%, 10/23/2035	70,000	81,934
6.48%, 10/23/2045	592,000	693,374
6.83%, 10/23/2055	50,000	60,005
Comcast Corp.:
1.63%, 1/15/2022	50,000	48,350
2.35%, 1/15/2027	130,000	122,738
2.75%, 3/1/2023	468,000	469,296
3.00%, 2/1/2024	100,000	100,777
3.15%, 3/1/2026	545,000	548,597
3.15%, 2/15/2028 (b)	200,000	200,692
3.20%, 7/15/2036	75,000	71,783
3.30%, 2/1/2027	100,000	102,026
3.38%, 8/15/2025	58,000	59,493
3.97%, 11/1/2047	289,000	297,150
4.00%, 8/15/2047	200,000	208,864
4.05%, 11/1/2052	31,000	31,737
4.20%, 8/15/2034	312,000	333,980
4.25%, 1/15/2033	50,000	54,187
4.40%, 8/15/2035	38,000	41,589
4.50%, 1/15/2043	365,000	403,967
4.65%, 7/15/2042	170,000	192,227
6.40%, 5/15/2038	7,000	9,462
Discovery Communications LLC:
2.20%, 9/20/2019	65,000	64,702
2.95%, 3/20/2023	50,000	49,452
3.80%, 3/13/2024	450,000	456,511
3.95%, 3/20/2028	75,000	74,411
4.38%, 6/15/2021	128,000	134,084
5.00%, 9/20/2037	20,000	20,690
5.20%, 9/20/2047	60,000	62,523
6.35%, 6/1/2040	75,000	88,209
NBCUniversal Media LLC:
2.88%, 1/15/2023	170,000	171,676
4.38%, 4/1/2021	150,000	159,257
5.15%, 4/30/2020	155,000	165,156
6.40%, 4/30/2040	100,000	137,100
Scripps Networks Interactive, Inc.:
3.50%, 6/15/2022	100,000	101,081
3.90%, 11/15/2024	50,000	50,859
Thomson Reuters Corp.:
3.35%, 5/15/2026	215,000	213,351
4.70%, 10/15/2019	100,000	103,876
5.85%, 4/15/2040	125,000	151,323
Time Warner Cable LLC:
4.00%, 9/1/2021	140,000	143,944
4.50%, 9/15/2042	267,000	249,482
5.50%, 9/1/2041	595,000	620,549
6.75%, 6/15/2039	354,000	422,541
Time Warner, Inc.:
2.95%, 7/15/2026	185,000	175,214
3.55%, 6/1/2024	300,000	304,497
3.80%, 2/15/2027	376,000	375,801
3.88%, 1/15/2026	100,000	101,124
4.00%, 1/15/2022	203,000	211,337
4.70%, 1/15/2021	100,000	105,805
4.85%, 7/15/2045	250,000	262,547
4.88%, 3/15/2020	295,000	309,956
4.90%, 6/15/2042	100,000	104,907
7.70%, 5/1/2032	60,000	84,180
Viacom, Inc.:
3.45%, 10/4/2026 (b)	100,000	95,521
3.88%, 12/15/2021	359,000	366,815
4.38%, 3/15/2043	195,000	168,613
5.63%, 9/15/2019	200,000	209,442
Walt Disney Co.:
2.75%, 8/16/2021	100,000	101,456
3.00%, 2/13/2026	100,000	100,353
4.38%, 8/16/2041	200,000	221,678
Series GMTN, 1.85%, 5/30/2019	220,000	219,347
Series GMTN, 4.13%, 6/1/2044 (b)	100,000	107,986
Series MTN, 0.88%, 7/12/2019	50,000	49,089
Series MTN, 1.85%, 7/30/2026	30,000	27,451
Series MTN, 2.35%, 12/1/2022	50,000	49,668
Series MTN, 2.95%, 6/15/2027 (b)	100,000	99,473
Series MTN, 3.00%, 7/30/2046	45,000	40,262
Series MTN, 3.75%, 6/1/2021	100,000	104,521

		14,700,953

METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp. 2.50%, 1/15/2023	100,000	99,414
Timken Co. 3.88%, 9/1/2024	70,000	70,250

		169,664

MINING — 0.2%
Barrick Gold Corp. 5.25%, 4/1/2042	125,000	146,292
Barrick North America Finance LLC:
4.40%, 5/30/2021	49,000	51,966
5.70%, 5/30/2041	100,000	122,301
5.75%, 5/1/2043	170,000	212,908
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	75,000	75,987
5.00%, 9/30/2043	179,000	219,182
Goldcorp, Inc. 5.45%, 6/9/2044	200,000	232,188
Newmont Mining Corp.:
3.50%, 3/15/2022 (b)	130,000	132,642
4.88%, 3/15/2042	135,000	149,403

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 4/1/2035	$100,000	$122,110
6.25%, 10/1/2039	100,000	127,810
Rio Tinto Finance USA PLC 4.13%, 8/21/2042 (b)	128,000	138,496
Rio Tinto Finance USA, Ltd.:
3.75%, 9/20/2021	550,000	572,270
7.13%, 7/15/2028	150,000	198,509
Southern Copper Corp.:
3.88%, 4/23/2025 (b)	120,000	124,682
5.25%, 11/8/2042	295,000	330,642
Yamana Gold, Inc. 4.63%, 12/15/2027 (c)	150,000	150,880

		3,108,268

MISCELLANEOUS MANUFACTURER — 0.3%
3M Co.:
Series MTN, 2.00%, 8/7/2020	50,000	49,865
Series MTN, 3.00%, 8/7/2025	150,000	152,025
Series MTN, 3.88%, 6/15/2044	50,000	52,876
Carlisle Cos., Inc.:
3.50%, 12/1/2024	360,000	361,782
3.75%, 11/15/2022	100,000	102,577
Crane Co. 4.45%, 12/15/2023	50,000	52,596
Dover Corp. 4.30%, 3/1/2021	100,000	105,356
Eaton Corp.:
3.10%, 9/15/2027	100,000	98,207
3.92%, 9/15/2047	50,000	49,788
4.00%, 11/2/2032	140,000	144,614
4.15%, 11/2/2042	115,000	119,203
General Electric Co.:
2.70%, 10/9/2022	391,000	390,245
4.13%, 10/9/2042	141,000	147,592
4.50%, 3/11/2044	225,000	249,320
5.30%, 2/11/2021	136,000	146,517
Series A MTN, 6.75%, 3/15/2032	219,000	298,241
Series GMTN, 3.10%, 1/9/2023	110,000	111,630
Series GMTN, 4.63%, 1/7/2021	100,000	106,028
Series GMTN, 6.15%, 8/7/2037	280,000	368,712
Series GMTN, 6.88%, 1/10/2039	95,000	136,890
Series MTN, 4.65%, 10/17/2021	316,000	338,951
Series MTN, 5.88%, 1/14/2038	101,000	130,590
Hexcel Corp.:
3.95%, 2/15/2027	100,000	101,926
4.70%, 8/15/2025	25,000	26,703
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	125,000	122,046
3.90%, 9/1/2042	120,000	128,257
4.88%, 9/15/2041	100,000	120,422
Parker-Hannifin Corp.:
3.25%, 3/1/2027	60,000	60,481
4.10%, 3/1/2047	40,000	42,894
Series MTN, 4.20%, 11/21/2034	70,000	75,944
Textron, Inc.:
3.65%, 3/15/2027	100,000	101,435
3.88%, 3/1/2025	55,000	57,048
4.00%, 3/15/2026	50,000	52,079

		4,602,840

OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
Pitney Bowes, Inc.:
3.63%, 9/15/2020 (b)	25,000	24,789
3.63%, 10/1/2021	75,000	69,833
4.13%, 5/15/2022 (b)	100,000	92,139
4.70%, 4/1/2023 (b)	50,000	45,935
Xerox Corp. 3.63%, 3/15/2023	300,000	293,345

		526,041

OIL & GAS — 1.8%
Anadarko Finance Co. Series B, 7.50%, 5/1/2031	100,000	128,481
Anadarko Petroleum Corp.:
4.85%, 3/15/2021	50,000	52,836
5.55%, 3/15/2026 (b)	250,000	280,610
6.45%, 9/15/2036	100,000	122,595
6.60%, 3/15/2046	175,000	224,228
Andeavor:
3.80%, 4/1/2028	190,000	190,885
4.50%, 4/1/2048	275,000	278,688
4.75%, 12/15/2023 (c)	50,000	53,710
5.13%, 12/15/2026 (c)	50,000	54,738
Apache Corp.:
3.25%, 4/15/2022	350,000	353,062
4.75%, 4/15/2043	80,000	83,156
5.10%, 9/1/2040	120,000	128,885
BP Capital Markets PLC:
1.68%, 5/3/2019	113,000	112,438
2.11%, 9/16/2021	200,000	197,472
2.24%, 5/10/2019	120,000	120,184
2.32%, 2/13/2020	147,000	147,487
2.75%, 5/10/2023	250,000	250,585
3.12%, 5/4/2026	25,000	25,240
3.22%, 11/28/2023	100,000	102,286
3.25%, 5/6/2022	142,000	145,702
3.28%, 9/19/2027	350,000	354,291
3.51%, 3/17/2025	150,000	155,672
3.56%, 11/1/2021	100,000	103,897
3.72%, 11/28/2028	75,000	78,676
4.74%, 3/11/2021	200,000	214,280
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	50,000	49,740
3.85%, 6/1/2027	50,000	50,978
6.25%, 3/15/2038	105,000	131,914
6.50%, 2/15/2037	250,000	314,815
Series GMTN, 4.95%, 6/1/2047	45,000	50,488
Cenovus Energy, Inc.:
3.00%, 8/15/2022 (b)	55,000	54,519
4.25%, 4/15/2027 (b)	100,000	99,690
4.45%, 9/15/2042	125,000	116,245
5.25%, 6/15/2037	35,000	36,062
5.40%, 6/15/2047	100,000	105,150
5.70%, 10/15/2019	80,000	84,050
Chevron Corp.:
1.56%, 5/16/2019	141,000	140,157
1.96%, 3/3/2020	118,000	117,533
2.10%, 5/16/2021	195,000	193,662
2.41%, 3/3/2022	50,000	49,949
2.42%, 11/17/2020	100,000	100,580

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
2.43%, 6/24/2020	$211,000	$212,101
2.57%, 5/16/2023	254,000	253,484
2.95%, 5/16/2026	100,000	99,923
3.19%, 6/24/2023	198,000	203,316
3.33%, 11/17/2025 (b)	150,000	154,594
Cimarex Energy Co. 3.90%, 5/15/2027	80,000	81,922
CNOOC Finance 2013, Ltd. 3.00%, 5/9/2023	215,000	213,175
CNOOC Finance 2015 Australia Pty, Ltd. 4.20%, 5/5/2045	150,000	154,025
CNOOC Nexen Finance 2014 ULC 4.25%, 4/30/2024	200,000	211,102
Concho Resources, Inc.:
3.75%, 10/1/2027	50,000	50,530
4.38%, 1/15/2025	130,000	135,281
ConocoPhillips 5.90%, 10/15/2032	100,000	124,139
ConocoPhillips Co.:
2.20%, 5/15/2020 (b)	85,000	85,314
3.35%, 11/15/2024	200,000	206,326
3.35%, 5/15/2025 (b)	155,000	158,953
4.15%, 11/15/2034 (b)	165,000	175,793
4.95%, 3/15/2026 (b)	240,000	271,886
ConocoPhillips Holding Co. 6.95%, 4/15/2029	195,000	256,766
Devon Energy Corp.:
3.25%, 5/15/2022 (b)	265,000	269,667
7.95%, 4/15/2032	200,000	275,442
Devon Financing Co. LLC 7.88%, 9/30/2031	50,000	68,496
Ecopetrol SA:
4.13%, 1/16/2025	170,000	171,538
5.88%, 9/18/2023	100,000	110,626
5.88%, 5/28/2045	200,000	205,506
7.63%, 7/23/2019	255,000	273,549
Encana Corp. 3.90%, 11/15/2021 (b)	400,000	410,250
EOG Resources, Inc.:
3.90%, 4/1/2035	100,000	102,743
4.10%, 2/1/2021	100,000	104,484
4.15%, 1/15/2026	50,000	53,229
5.63%, 6/1/2019	129,000	134,935
EQT Corp.:
3.00%, 10/1/2022	100,000	98,925
8.13%, 6/1/2019	100,000	107,668
Exxon Mobil Corp.:
1.71%, 3/1/2019	171,000	170,531
1.82%, 3/15/2019	100,000	99,822
1.91%, 3/6/2020	151,000	150,313
2.22%, 3/1/2021	428,000	427,645
2.71%, 3/6/2025	100,000	99,691
2.73%, 3/1/2023	88,000	88,598
3.04%, 3/1/2026 (b)	100,000	101,498
3.18%, 3/15/2024	100,000	103,099
3.57%, 3/6/2045	70,000	71,063
4.11%, 3/1/2046	65,000	72,318
Hess Corp.:
4.30%, 4/1/2027 (b)	100,000	99,966
5.60%, 2/15/2041	143,000	153,807
5.80%, 4/1/2047	100,000	111,168
7.88%, 10/1/2029	100,000	124,584
HollyFrontier Corp. 5.88%, 4/1/2026	100,000	111,358
Husky Energy, Inc. 3.95%, 4/15/2022	251,000	259,870
Marathon Oil Corp.:
2.70%, 6/1/2020	100,000	100,084
2.80%, 11/1/2022 (b)	84,000	83,006
4.40%, 7/15/2027 (b)	100,000	104,193
6.80%, 3/15/2032 (b)	250,000	303,728
Marathon Petroleum Corp.:
5.13%, 3/1/2021	130,000	139,296
6.50%, 3/1/2041	49,000	61,703
Nexen Energy ULC:
5.88%, 3/10/2035	200,000	245,530
6.40%, 5/15/2037	425,000	556,040
7.50%, 7/30/2039	125,000	185,431
Noble Energy, Inc.:
3.90%, 11/15/2024	300,000	309,900
4.95%, 8/15/2047	50,000	53,431
5.25%, 11/15/2043	125,000	137,839
Occidental Petroleum Corp.:
3.00%, 2/15/2027 (b)	50,000	49,683
3.40%, 4/15/2026	100,000	102,597
4.10%, 2/15/2047	150,000	159,119
Series 1, 4.10%, 2/1/2021	250,000	261,567
Petro-Canada 5.95%, 5/15/2035	100,000	126,708
Petroleos Mexicanos:
2.38%, 4/15/2025	71,250	70,577
3.50%, 7/23/2020	400,000	405,108
4.50%, 1/23/2026 (b)	275,000	274,585
4.63%, 9/21/2023	150,000	154,638
4.88%, 1/24/2022	350,000	365,186
4.88%, 1/18/2024 (b)	200,000	207,636
5.50%, 1/21/2021	200,000	212,786
5.50%, 6/27/2044	40,000	37,002
5.63%, 1/23/2046	275,000	255,667
6.38%, 2/4/2021 (b)	100,000	108,732
6.38%, 1/23/2045	100,000	100,953
6.50%, 6/2/2041	150,000	155,058
6.63%, 6/15/2035	215,000	229,927
6.75%, 9/21/2047	229,000	239,841
6.75%, 9/21/2047 (c)	100,000	104,303
6.88%, 8/4/2026	600,000	679,698
8.00%, 5/3/2019	460,000	492,991
Phillips 66:
4.30%, 4/1/2022	160,000	169,957
4.88%, 11/15/2044	85,000	97,142
5.88%, 5/1/2042	350,000	447,059
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	50,000	51,190
4.45%, 1/15/2026	50,000	53,697
Shell International Finance B.V.:
1.38%, 5/10/2019	162,000	160,526
1.38%, 9/12/2019	100,000	98,791
1.75%, 9/12/2021	190,000	185,417

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
1.88%, 5/10/2021	$223,000	$219,416
2.13%, 5/11/2020	100,000	99,771
2.25%, 11/10/2020	100,000	99,886
2.50%, 9/12/2026	140,000	135,496
2.88%, 5/10/2026	108,000	107,720
3.25%, 5/11/2025	203,000	208,479
3.63%, 8/21/2042	200,000	199,526
3.75%, 9/12/2046	100,000	102,008
4.00%, 5/10/2046	100,000	106,313
4.13%, 5/11/2035	63,000	69,037
4.38%, 5/11/2045	100,000	112,440
4.55%, 8/12/2043	105,000	119,972
6.38%, 12/15/2038	320,000	446,544
Statoil ASA:
2.90%, 11/8/2020	350,000	355,792
3.15%, 1/23/2022	160,000	163,792
3.25%, 11/10/2024	176,000	180,785
5.10%, 8/17/2040	125,000	151,436
7.75%, 6/15/2023	50,000	61,962
Suncor Energy, Inc. 4.00%, 11/15/2047	105,000	107,389
Total Capital International SA:
2.13%, 1/10/2019	350,000	350,360
2.75%, 6/19/2021	100,000	101,253
2.88%, 2/17/2022	30,000	30,444
3.70%, 1/15/2024	100,000	105,423
3.75%, 4/10/2024	100,000	105,863
Total Capital SA 4.45%, 6/24/2020	82,000	86,307
Valero Energy Corp.:
4.90%, 3/15/2045	100,000	114,198
6.13%, 2/1/2020	231,000	247,845
6.63%, 6/15/2037	100,000	132,500

		25,996,914

OIL & GAS SERVICES — 0.2%
Baker Hughes a GE Co. LLC:
3.20%, 8/15/2021	43,000	43,860
5.13%, 9/15/2040	100,000	117,364
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022 (c)	450,000	449,942
3.34%, 12/15/2027 (c)	350,000	349,822
4.08%, 12/15/2047 (c)	250,000	255,257
Halliburton Co.:
3.80%, 11/15/2025	195,000	202,236
4.85%, 11/15/2035	50,000	55,743
5.00%, 11/15/2045	142,000	162,881
7.45%, 9/15/2039	100,000	144,095
National Oilwell Varco, Inc.:
2.60%, 12/1/2022	243,000	237,401
3.95%, 12/1/2042	50,000	44,167
Schlumberger Investment SA
3.65%, 12/1/2023	142,000	149,715

		2,212,483

PACKAGING & CONTAINERS — 0.1%
Bemis Co., Inc. 4.50%, 10/15/2021	100,000	105,365
Packaging Corp. of America:
2.45%, 12/15/2020	35,000	35,047
3.40%, 12/15/2027	135,000	135,648
3.65%, 9/15/2024	100,000	102,465
Sonoco Products Co. 5.75%, 11/1/2040	50,000	59,778
WestRock Co.:
3.00%, 9/15/2024 (c)	100,000	98,974
3.38%, 9/15/2027 (c)	100,000	99,105
WestRock RKT Co. 3.50%, 3/1/2020	100,000	101,891

		738,273

PHARMACEUTICALS — 1.2%
AbbVie, Inc.:
2.50%, 5/14/2020	404,000	405,131
2.90%, 11/6/2022	200,000	200,562
3.20%, 11/6/2022	104,000	105,601
3.60%, 5/14/2025	300,000	307,809
4.40%, 11/6/2042	375,000	402,206
4.50%, 5/14/2035	210,000	230,517
4.70%, 5/14/2045	177,000	198,513
Actavis, Inc. 3.25%, 10/1/2022	263,000	264,134
Allergan Funding SCS:
2.45%, 6/15/2019	245,000	244,953
3.00%, 3/12/2020	80,000	80,718
3.80%, 3/15/2025	145,000	147,574
3.85%, 6/15/2024	120,000	123,269
4.55%, 3/15/2035	275,000	289,443
4.75%, 3/15/2045	190,000	202,614
4.85%, 6/15/2044	125,000	135,275
Allergan, Inc. 2.80%, 3/15/2023	220,000	217,565
AmerisourceBergen Corp.:
3.40%, 5/15/2024	100,000	101,535
3.45%, 12/15/2027	250,000	247,790
4.30%, 12/15/2047	725,000	733,236
AstraZeneca PLC:
1.95%, 9/18/2019	100,000	99,397
2.38%, 11/16/2020	100,000	99,788
2.38%, 6/12/2022	200,000	197,450
3.13%, 6/12/2027	200,000	198,642
3.38%, 11/16/2025	100,000	101,869
4.00%, 9/18/2042	121,000	123,255
4.38%, 11/16/2045	45,000	49,113
Bristol-Myers Squibb Co.:
3.25%, 11/1/2023	50,000	51,940
3.25%, 2/27/2027	116,000	119,249
3.25%, 8/1/2042	70,000	67,519
4.50%, 3/1/2044	144,000	166,268
Cardinal Health, Inc.:
2.40%, 11/15/2019	400,000	399,112
4.50%, 11/15/2044	100,000	101,287
Eli Lilly & Co.:
2.35%, 5/15/2022	25,000	24,945
2.75%, 6/1/2025	110,000	110,413
3.10%, 5/15/2027	49,000	49,738
3.95%, 5/15/2047	36,000	38,734
5.50%, 3/15/2027	100,000	119,703
Express Scripts Holding Co.:
2.25%, 6/15/2019	150,000	149,700
3.00%, 7/15/2023	100,000	99,665

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
3.05%, 11/30/2022	$150,000	$149,733
3.40%, 3/1/2027 (b)	52,000	50,964
3.90%, 2/15/2022	294,000	304,028
4.50%, 2/25/2026 (b)	150,000	158,958
4.80%, 7/15/2046 (b)	70,000	74,446
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	50,000	55,155
6.38%, 5/15/2038	164,000	231,543
Johnson & Johnson:
1.13%, 3/1/2019	100,000	99,092
1.65%, 3/1/2021	100,000	98,321
1.88%, 12/5/2019	100,000	99,631
1.95%, 11/10/2020	215,000	214,235
2.25%, 3/3/2022	100,000	99,833
2.45%, 3/1/2026	150,000	146,278
2.63%, 1/15/2025 (b)	150,000	149,515
2.90%, 1/15/2028	50,000	50,074
2.95%, 3/3/2027	128,000	129,267
3.40%, 1/15/2038	383,000	392,399
3.50%, 1/15/2048	430,000	440,905
3.55%, 5/15/2021	250,000	260,317
3.63%, 3/3/2037	73,000	77,065
3.70%, 3/1/2046	66,000	69,823
3.75%, 3/3/2047	100,000	106,612
4.85%, 5/15/2041	100,000	121,508
McKesson Corp.:
2.85%, 3/15/2023	100,000	99,604
4.75%, 3/1/2021	100,000	105,825
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	30,000	30,453
4.13%, 11/15/2025	130,000	138,571
Medco Health Solutions, Inc. 4.13%, 9/15/2020	100,000	103,708
Merck & Co., Inc.:
1.85%, 2/10/2020	100,000	99,486
2.35%, 2/10/2022	130,000	129,783
2.75%, 2/10/2025	60,000	59,818
2.80%, 5/18/2023	200,000	201,488
3.60%, 9/15/2042	50,000	50,943
3.88%, 1/15/2021	260,000	271,391
4.15%, 5/18/2043	100,000	111,422
Merck Sharp & Dohme Corp. 5.00%, 6/30/2019	200,000	208,518
Mylan NV:
2.50%, 6/7/2019	160,000	159,782
3.15%, 6/15/2021	210,000	211,075
3.75%, 12/15/2020	50,000	51,180
3.95%, 6/15/2026 (b)	100,000	100,782
5.25%, 6/15/2046	65,000	71,124
Mylan, Inc. 4.20%, 11/29/2023	106,000	110,003
Novartis Capital Corp.:
3.00%, 11/20/2025	116,000	117,209
3.40%, 5/6/2024	100,000	104,026
4.00%, 11/20/2045	100,000	108,352
4.40%, 5/6/2044	335,000	384,382
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	300,000	309,657
Pfizer, Inc.:
1.45%, 6/3/2019	165,000	163,713
1.70%, 12/15/2019	88,000	87,474
1.95%, 6/3/2021	135,000	133,534
2.10%, 5/15/2019	100,000	100,106
2.75%, 6/3/2026	221,000	218,425
3.00%, 12/15/2026	100,000	100,682
3.40%, 5/15/2024	341,000	355,059
4.00%, 12/15/2036	150,000	164,688
4.13%, 12/15/2046	135,000	149,525
4.40%, 5/15/2044	150,000	171,888
Sanofi 4.00%, 3/29/2021 (b)	125,000	131,567
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	200,000	198,138
2.40%, 9/23/2021	150,000	147,570
2.88%, 9/23/2023	150,000	147,241
3.20%, 9/23/2026	150,000	146,541
Teva Pharmaceutical Finance IV B.V. 3.65%, 11/10/2021	100,000	95,542
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020 (b)	225,000	217,631
Teva Pharmaceutical Finance Netherlands III B.V.:
1.70%, 7/19/2019	80,000	77,730
2.20%, 7/21/2021	205,000	187,706
2.80%, 7/21/2023 (b)	625,000	544,456
3.15%, 10/1/2026 (b)	210,000	173,424
4.10%, 10/1/2046 (b)	240,000	183,156
Wyeth LLC 5.95%, 4/1/2037	210,000	280,951
Zoetis, Inc.:
3.00%, 9/12/2027	100,000	97,727
3.25%, 2/1/2023	42,000	42,624
3.45%, 11/13/2020	25,000	25,581
3.95%, 9/12/2047	100,000	102,036
4.50%, 11/13/2025	50,000	54,537
4.70%, 2/1/2043	60,000	67,230

		18,490,998

PIPELINES — 1.0%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:
3.50%, 12/1/2022	425,000	422,078
4.25%, 12/1/2027	135,000	136,254
5.20%, 12/1/2047	350,000	363,489
5.25%, 1/15/2025	103,000	108,343
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023 (b)	70,000	69,693
4.45%, 7/15/2027	70,000	71,095
5.95%, 6/1/2026	85,000	95,015
Buckeye Partners L.P.:
3.95%, 12/1/2026	40,000	39,338
4.15%, 7/1/2023	75,000	77,201
4.88%, 2/1/2021	14,000	14,648
Columbia Pipeline Group, Inc.:
3.30%, 6/1/2020	50,000	50,680
4.50%, 6/1/2025	75,000	80,009
5.80%, 6/1/2045	50,000	62,385
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	100,000	100,668
4.40%, 3/15/2027	100,000	101,858

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Enbridge Energy Partners L.P.:
5.88%, 10/15/2025 (b)	$200,000	$226,710
Series B, 7.50%, 4/15/2038	100,000	128,676
Enbridge, Inc.:
2.90%, 7/15/2022	100,000	99,455
3.70%, 7/15/2027	100,000	100,386
4.25%, 12/1/2026	100,000	104,865
5.50%, 12/1/2046	100,000	120,862
Energy Transfer L.P.:
4.05%, 3/15/2025	200,000	199,620
4.15%, 10/1/2020	64,000	66,086
4.20%, 4/15/2027 (b)	100,000	99,732
4.75%, 1/15/2026	270,000	280,519
5.15%, 3/15/2045	105,000	102,113
5.30%, 4/15/2047 (b)	104,000	103,150
6.13%, 12/15/2045	100,000	108,152
6.50%, 2/1/2042	108,000	122,005
EnLink Midstream Partners L.P.:
2.70%, 4/1/2019	185,000	184,745
4.85%, 7/15/2026	300,000	313,332
5.45%, 6/1/2047	150,000	157,671
Enterprise Products Operating LLC:
2.85%, 4/15/2021	30,000	30,238
3.35%, 3/15/2023	36,000	36,766
3.70%, 2/15/2026	100,000	102,401
3.75%, 2/15/2025	75,000	77,272
3.95%, 2/15/2027 (b)	20,000	20,819
4.90%, 5/15/2046	170,000	188,382
4.95%, 10/15/2054	364,000	398,456
5.20%, 9/1/2020	162,000	173,248
5.70%, 2/15/2042	50,000	60,928
3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (d)	200,000	200,000
3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (d)	400,000	396,028
EQT Midstream Partners L.P. 4.13%, 12/1/2026	65,000	64,771
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	146,000	148,568
3.95%, 9/1/2022	323,000	333,100
4.25%, 9/1/2024	250,000	259,523
5.50%, 3/1/2044	22,000	23,526
5.63%, 9/1/2041	50,000	53,473
5.80%, 3/15/2035	175,000	195,037
6.50%, 9/1/2039	175,000	205,784
Kinder Morgan, Inc.:
3.15%, 1/15/2023	358,000	355,891
4.30%, 6/1/2025	100,000	103,986
5.55%, 6/1/2045	445,000	486,287
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047	100,000	100,608
5.00%, 3/1/2026	50,000	55,617
MPLX L.P.:
4.13%, 3/1/2027	65,000	66,533
4.88%, 12/1/2024	715,000	768,182
5.20%, 3/1/2047	230,000	250,939
5.50%, 2/15/2023	75,000	77,138
ONEOK Partners L.P.:
3.80%, 3/15/2020	50,000	50,931
4.90%, 3/15/2025 (b)	100,000	107,459
6.13%, 2/1/2041	100,000	116,374
ONEOK, Inc.:
4.00%, 7/13/2027	130,000	131,804
7.50%, 9/1/2023	100,000	119,283
Phillips 66 Partners L.P.:
3.55%, 10/1/2026	50,000	49,614
4.90%, 10/1/2046	50,000	52,807
3.75%, 3/1/2028	200,000	199,812
Plains All American Pipeline L.P./PAA Finance Corp.:
2.60%, 12/15/2019	100,000	99,395
2.85%, 1/31/2023	250,000	239,300
4.30%, 1/31/2043	175,000	153,410
4.50%, 12/15/2026 (b)	50,000	50,845
4.65%, 10/15/2025	195,000	200,747
5.75%, 1/15/2020	115,000	121,158
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	45,000	45,688
5.63%, 2/1/2021 (b)	285,000	305,047
5.63%, 4/15/2023	175,000	191,276
5.63%, 3/1/2025	225,000	248,441
5.75%, 5/15/2024	162,000	179,344
Spectra Energy Partners L.P. 3.38%, 10/15/2026	265,000	261,595
Sunoco Logistics Partners Operations L.P.:
3.90%, 7/15/2026	100,000	97,827
4.25%, 4/1/2024	60,000	61,162
4.40%, 4/1/2021	50,000	51,983
5.35%, 5/15/2045	128,000	126,712
5.95%, 12/1/2025	50,000	55,829
TC PipeLines L.P.:
3.90%, 5/25/2027	40,000	40,151
4.38%, 3/13/2025	50,000	52,124
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	200,000	255,214
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022 (b)	100,000	99,310
3.80%, 10/1/2020	11,000	11,393
4.63%, 3/1/2034	170,000	189,757
4.88%, 1/15/2026	100,000	112,054
6.10%, 6/1/2040	200,000	264,822
7.63%, 1/15/2039	100,000	151,000
Valero Energy Partners L.P. 4.38%, 12/15/2026	115,000	120,450
Western Gas Partners L.P.:
4.65%, 7/1/2026	50,000	51,956
5.45%, 4/1/2044	50,000	53,043
Williams Partners L.P.:
3.35%, 8/15/2022	206,000	208,130
3.60%, 3/15/2022	89,000	90,852
3.75%, 6/15/2027	100,000	100,186
3.90%, 1/15/2025 (b)	65,000	66,440
4.00%, 11/15/2021	75,000	77,606
4.00%, 9/15/2025	100,000	102,666
4.30%, 3/4/2024	50,000	52,419
4.90%, 1/15/2045	120,000	127,314
5.10%, 9/15/2045	200,000	218,870

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 3/15/2020	$88,000	$93,012
6.30%, 4/15/2040	35,000	43,175

		15,444,121

REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 4.88%, 3/1/2026	100,000	108,461

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Alexandria Real Estate Equities, Inc.:
3.45%, 4/30/2025	150,000	149,530
3.95%, 1/15/2027	50,000	51,057
4.30%, 1/15/2026	50,000	52,424
4.50%, 7/30/2029	45,000	47,792
American Campus Communities Operating Partnership L.P.
3.63%, 11/15/2027	200,000	198,532
4.13%, 7/1/2024	50,000	52,023
American Tower Corp.:
2.25%, 1/15/2022	50,000	48,657
3.00%, 6/15/2023	750,000	748,237
3.13%, 1/15/2027	50,000	48,183
3.40%, 2/15/2019	100,000	101,108
3.45%, 9/15/2021	175,000	178,656
3.60%, 1/15/2028	200,000	198,894
4.00%, 6/1/2025	132,000	136,477
5.00%, 2/15/2024	134,000	146,816
5.90%, 11/1/2021	100,000	110,748
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 5/11/2026	50,000	49,047
Series GMTN, 3.45%, 6/1/2025	100,000	102,327
Series GMTN, 3.50%, 11/15/2024	100,000	102,667
Series MTN, 3.20%, 1/15/2028	140,000	139,444
Series MTN, 3.35%, 5/15/2027	50,000	50,352
Series MTN, 4.15%, 7/1/2047	100,000	104,377
Boston Properties L.P.:
2.75%, 10/1/2026	50,000	47,281
3.65%, 2/1/2026	115,000	116,937
4.13%, 5/15/2021	200,000	209,156
5.63%, 11/15/2020	89,000	96,293
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	100,000	97,832
3.88%, 8/15/2022	30,000	30,792
3.90%, 3/15/2027	100,000	99,080
4.13%, 6/15/2026	50,000	50,451
CBL & Associates L.P.:
5.25%, 12/1/2023 (b)	50,000	47,367
5.95%, 12/15/2026 (b)	85,000	79,151
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	75,000	77,355
Columbia Property Trust Operating Partnership L.P. 3.65%, 8/15/2026	50,000	49,076
Corporate Office Properties L.P. 3.70%, 6/15/2021	50,000	50,899
Crown Castle International Corp.:
2.25%, 9/1/2021	55,000	53,790
3.20%, 9/1/2024	70,000	69,266
3.40%, 2/15/2021	155,000	158,297
3.65%, 9/1/2027	70,000	69,845
4.00%, 3/1/2027	55,000	56,189
4.45%, 2/15/2026	65,000	68,390
4.75%, 5/15/2047	25,000	26,425
5.25%, 1/15/2023	120,000	131,356
CubeSmart L.P. 4.38%, 12/15/2023	65,000	68,406
DDR Corp.:
3.38%, 5/15/2023	100,000	99,545
4.70%, 6/1/2027 (b)	135,000	140,528
Digital Realty Trust L.P.:
2.75%, 2/1/2023	50,000	49,525
3.63%, 10/1/2022	100,000	102,996
3.70%, 8/15/2027	100,000	100,726
5.88%, 2/1/2020	18,000	19,106
Duke Realty L.P.:
3.25%, 6/30/2026	30,000	29,710
3.38%, 12/15/2027	200,000	200,700
3.75%, 12/1/2024 (b)	125,000	128,946
EPR Properties:
4.50%, 4/1/2025	100,000	102,283
4.50%, 6/1/2027	100,000	100,680
5.75%, 8/15/2022	100,000	109,071
ERP Operating L.P.:
2.85%, 11/1/2026	105,000	101,850
3.38%, 6/1/2025	100,000	101,950
4.00%, 8/1/2047	100,000	102,071
4.50%, 6/1/2045	50,000	54,680
4.75%, 7/15/2020	24,000	25,302
Essex Portfolio L.P.:
3.63%, 5/1/2027	100,000	100,554
3.88%, 5/1/2024	50,000	51,810
Federal Realty Investment Trust:
3.25%, 7/15/2027	100,000	99,165
4.50%, 12/1/2044	100,000	109,136
HCP, Inc.:
2.63%, 2/1/2020	10,000	10,037
3.88%, 8/15/2024	150,000	153,690
4.00%, 6/1/2025	150,000	154,408
4.20%, 3/1/2024	70,000	73,201
5.38%, 2/1/2021	100,000	107,348
Healthcare Realty Trust, Inc. 3.63%, 1/15/2028	100,000	98,798
Healthcare Trust of America Holdings L.P.:
3.38%, 7/15/2021	50,000	50,912
3.50%, 8/1/2026	40,000	39,324
Highwoods Realty L.P. 3.88%, 3/1/2027	60,000	60,156
Hospitality Properties Trust:
4.25%, 2/15/2021	150,000	155,149
4.50%, 6/15/2023	100,000	104,545
4.50%, 3/15/2025	100,000	103,684
Host Hotels & Resorts L.P.:
Series C, 4.75%, 3/1/2023	50,000	53,188
Series E, 4.00%, 6/15/2025	95,000	97,128
Kilroy Realty L.P.:
3.45%, 12/15/2024	100,000	99,554

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 1/15/2023	$100,000	$102,185
Kimco Realty Corp.:
3.20%, 5/1/2021	100,000	101,560
3.80%, 4/1/2027	100,000	101,025
4.45%, 9/1/2047	100,000	102,462
Kite Realty Group L.P. 4.00%, 10/1/2026	50,000	48,041
Liberty Property L.P.:
3.25%, 10/1/2026	50,000	49,151
4.13%, 6/15/2022	100,000	105,060
4.40%, 2/15/2024	63,000	67,183
Life Storage L.P. 3.88%, 12/15/2027	150,000	149,326
3.50%, 7/1/2026	50,000	48,577
Mid-America Apartments L.P.:
3.60%, 6/1/2027	100,000	100,068
3.75%, 6/15/2024	100,000	102,687
National Retail Properties, Inc.:
3.30%, 4/15/2023 (b)	50,000	50,159
3.60%, 12/15/2026	70,000	69,217
4.00%, 11/15/2025	65,000	66,542
Omega Healthcare Investors, Inc.:
4.50%, 1/15/2025	50,000	50,083
4.75%, 1/15/2028 (b)	115,000	114,143
5.25%, 1/15/2026	50,000	51,830
Physicians Realty L.P.:
3.95%, 1/15/2028	150,000	148,278
4.30%, 3/15/2027	50,000	50,904
Public Storage:
2.37%, 9/15/2022	25,000	24,659
3.09%, 9/15/2027	80,000	79,556
Realty Income Corp.:
3.25%, 10/15/2022	150,000	152,404
3.65%, 1/15/2028	150,000	151,147
3.88%, 7/15/2024	60,000	61,857
4.65%, 3/15/2047	110,000	121,062
Regency Centers L.P.:
3.60%, 2/1/2027	230,000	229,979
4.40%, 2/1/2047 (b)	185,000	191,458
Sabra Health Care L.P./Sabra Capital Corp. 5.50%, 2/1/2021	100,000	102,500
Select Income REIT 3.60%, 2/1/2020	100,000	100,877
Senior Housing Properties Trust 3.25%, 5/1/2019	50,000	50,240
Simon Property Group L.P.:
2.35%, 1/30/2022	200,000	198,144
2.50%, 9/1/2020	150,000	150,618
2.63%, 6/15/2022	100,000	99,794
2.75%, 6/1/2023	100,000	99,835
3.25%, 11/30/2026	110,000	109,652
3.38%, 6/15/2027 (b)	100,000	100,709
3.38%, 12/1/2027 (b)	200,000	201,310
3.50%, 9/1/2025	50,000	51,159
4.13%, 12/1/2021	125,000	131,766
4.25%, 11/30/2046	100,000	105,436
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	30,000	29,897
SL Green Realty Corp. 4.50%, 12/1/2022	100,000	104,871
UDR, Inc.:
Series MTN, 2.95%, 9/1/2026	40,000	38,354
Series MTN, 4.00%, 10/1/2025	100,000	104,165
Ventas Realty L.P.:
3.75%, 5/1/2024	50,000	51,344
3.85%, 4/1/2027	100,000	101,824
4.13%, 1/15/2026	63,000	65,649
Ventas Realty L.P. / Ventas Capital Corp. 2.70%, 4/1/2020	284,000	285,056
VEREIT Operating Partnership L.P.:
3.00%, 2/6/2019	45,000	45,178
3.95%, 8/15/2027	80,000	78,916
4.13%, 6/1/2021 (b)	25,000	25,928
4.60%, 2/6/2024	30,000	31,311
4.88%, 6/1/2026	40,000	42,349
Welltower, Inc.:
4.25%, 4/1/2026	50,000	52,487
5.25%, 1/15/2022	100,000	108,637
Weyerhaeuser Co.:
3.25%, 3/15/2023	100,000	100,957
4.63%, 9/15/2023	150,000	161,733
7.38%, 3/15/2032	50,000	68,860

		13,552,597

RETAIL — 0.8%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	70,000	73,607
AutoNation, Inc.:
3.35%, 1/15/2021	25,000	25,346
3.80%, 11/15/2027	100,000	99,075
4.50%, 10/1/2025 (b)	20,000	20,963
AutoZone, Inc.:
3.13%, 7/15/2023	100,000	100,565
3.13%, 4/21/2026	25,000	24,359
3.75%, 6/1/2027	100,000	101,477
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034 (b)	155,000	140,095
Costco Wholesale Corp.:
2.30%, 5/18/2022	220,000	218,284
3.00%, 5/18/2027	150,000	150,215
CVS Health Corp.:
2.13%, 6/1/2021	170,000	166,105
2.80%, 7/20/2020	366,000	367,347
3.88%, 7/20/2025	356,000	366,701
4.00%, 12/5/2023	50,000	52,011
5.13%, 7/20/2045	250,000	286,470
5.30%, 12/5/2043	200,000	232,210
Darden Restaurants, Inc. 3.85%, 5/1/2027 (b)	110,000	111,985
Dollar General Corp. 3.88%, 4/15/2027	100,000	104,323
Home Depot, Inc.:
2.00%, 6/15/2019	350,000	350,053
2.00%, 4/1/2021	125,000	123,854
2.63%, 6/1/2022	345,000	346,849
2.70%, 4/1/2023	316,000	318,857
2.80%, 9/14/2027	300,000	295,488

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 4/1/2026 (b)	$50,000	$50,133
3.50%, 9/15/2056	95,000	91,312
4.25%, 4/1/2046	165,000	184,430
4.40%, 3/15/2045	20,000	22,602
4.88%, 2/15/2044	50,000	60,107
5.95%, 4/1/2041	150,000	202,737
Kohl’s Corp.:
3.25%, 2/1/2023	100,000	99,352
4.25%, 7/17/2025 (b)	70,000	71,223
5.55%, 7/17/2045	50,000	48,853
Lowe’s Cos., Inc.:
1.15%, 4/15/2019	40,000	39,546
2.50%, 4/15/2026	350,000	336,875
3.10%, 5/3/2027	150,000	150,639
4.05%, 5/3/2047	300,000	319,461
4.38%, 9/15/2045	210,000	232,365
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023 (b)	334,000	313,559
3.45%, 1/15/2021	50,000	50,266
4.38%, 9/1/2023 (b)	115,000	115,997
4.50%, 12/15/2034	100,000	86,146
6.70%, 7/15/2034	20,000	20,855
McDonald’s Corp.:
Series MTN, 2.20%, 5/26/2020	100,000	99,824
Series MTN, 2.63%, 1/15/2022	100,000	100,228
Series MTN, 2.75%, 12/9/2020	145,000	146,511
Series MTN, 3.38%, 5/26/2025	100,000	102,995
Series MTN, 3.50%, 3/1/2027	100,000	102,968
Series MTN, 3.70%, 1/30/2026	100,000	104,142
Series MTN, 4.45%, 3/1/2047	100,000	109,256
Series MTN, 6.30%, 10/15/2037	100,000	133,092
Series MTN, 6.30%, 3/1/2038	125,000	166,822
Nordstrom, Inc.:
4.00%, 10/15/2021 (b)	100,000	103,399
4.00%, 3/15/2027 (b)	300,000	298,470
5.00%, 1/15/2044	100,000	96,427
O’Reilly Automotive, Inc.:
3.55%, 3/15/2026 (b)	100,000	100,735
3.60%, 9/1/2027	100,000	100,289
QVC, Inc.:
4.45%, 2/15/2025	135,000	137,759
5.13%, 7/2/2022	50,000	52,769
5.45%, 8/15/2034	25,000	25,048
Starbucks Corp.:
2.10%, 2/4/2021	30,000	29,804
2.20%, 11/22/2020	120,000	119,920
2.45%, 6/15/2026	100,000	96,284
2.70%, 6/15/2022	64,000	64,469
3.75%, 12/1/2047	300,000	303,960
4.30%, 6/15/2045	35,000	38,730
Tapestry, Inc. 4.13%, 7/15/2027	100,000	100,658
Target Corp.:
2.50%, 4/15/2026 (b)	50,000	48,060
2.90%, 1/15/2022	286,000	291,534
3.63%, 4/15/2046 (b)	45,000	43,819
4.00%, 7/1/2042 (b)	260,000	268,707
TJX Cos., Inc. 2.50%, 5/15/2023 (b)	130,000	128,554
Walgreen Co. 4.40%, 9/15/2042	100,000	101,296
Walgreens Boots Alliance, Inc.:
3.30%, 11/18/2021	100,000	101,785
3.45%, 6/1/2026	192,000	189,782
3.80%, 11/18/2024	330,000	337,313
4.65%, 6/1/2046	20,000	21,121
Wal-Mart Stores, Inc.:
2.35%, 12/15/2022 (b)	660,000	657,268
2.55%, 4/11/2023	50,000	50,210
2.65%, 12/15/2024	556,000	554,621

		12,101,326

SEMICONDUCTORS — 0.4%
Analog Devices, Inc.:
2.50%, 12/5/2021	30,000	29,787
3.13%, 12/5/2023	70,000	70,370
3.50%, 12/5/2026	150,000	151,789
3.90%, 12/15/2025	30,000	31,304
5.30%, 12/15/2045	50,000	59,258
Applied Materials, Inc.:
2.63%, 10/1/2020	50,000	50,500
3.30%, 4/1/2027	55,000	55,879
4.35%, 4/1/2047	45,000	50,484
5.85%, 6/15/2041	140,000	184,687
Broadcom Corp. / Broadcom Cayman Finance, Ltd.:
2.20%, 1/15/2021 (c)	100,000	97,701
2.65%, 1/15/2023 (c)	400,000	385,424
3.13%, 1/15/2025 (c)	100,000	95,621
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.38%, 1/15/2020 (c)	170,000	168,829
3.00%, 1/15/2022 (c)	201,000	199,263
3.50%, 1/15/2028 (c)	200,000	190,850
3.88%, 1/15/2027 (c)	239,000	235,781
Intel Corp.:
1.70%, 5/19/2021	100,000	98,255
1.85%, 5/11/2020	100,000	99,496
2.45%, 7/29/2020	85,000	85,745
2.60%, 5/19/2026	100,000	97,741
2.88%, 5/11/2024	158,000	159,390
3.30%, 10/1/2021	144,000	149,099
3.70%, 7/29/2025	216,000	227,986
4.10%, 5/19/2046	106,000	116,499
4.10%, 5/11/2047	104,000	114,890
KLA-Tencor Corp. 4.13%, 11/1/2021	86,000	89,990
Lam Research Corp.:
2.75%, 3/15/2020	6,000	6,041
2.80%, 6/15/2021	50,000	50,280
Maxim Integrated Products, Inc. 3.45%, 6/15/2027	100,000	100,597
NVIDIA Corp.:
2.20%, 9/16/2021	230,000	227,281
3.20%, 9/16/2026	50,000	50,159
QUALCOMM, Inc.:
1.85%, 5/20/2019	60,000	59,753
2.10%, 5/20/2020	30,000	29,864
2.60%, 1/30/2023	118,000	115,012
2.90%, 5/20/2024	76,000	74,166

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 5/20/2022	$255,000	$255,469
3.25%, 5/20/2027	377,000	367,892
4.30%, 5/20/2047	50,000	50,420
4.65%, 5/20/2035	158,000	170,375
Texas Instruments, Inc. 1.75%, 5/1/2020	250,000	247,735
Xilinx, Inc.:
2.95%, 6/1/2024	50,000	49,685
3.00%, 3/15/2021	100,000	100,953

		5,252,300

SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027 (c)	150,000	150,042

SOFTWARE — 0.8%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	30,000	29,633
2.60%, 6/15/2022	25,000	24,795
3.40%, 9/15/2026	50,000	50,516
3.40%, 6/15/2027	25,000	25,134
4.50%, 6/15/2047	30,000	31,592
Adobe Systems, Inc.:
3.25%, 2/1/2025	65,000	66,700
4.75%, 2/1/2020	14,000	14,708
Autodesk, Inc.:
3.13%, 6/15/2020	100,000	101,050
3.50%, 6/15/2027	125,000	123,239
4.38%, 6/15/2025	200,000	210,656
Broadridge Financial Solutions, Inc. 3.40%, 6/27/2026	50,000	49,485
CA, Inc.:
3.60%, 8/15/2022	20,000	20,296
4.70%, 3/15/2027	100,000	104,453
Citrix Systems, Inc. 4.50%, 12/1/2027	600,000	610,710
Electronic Arts, Inc.:
3.70%, 3/1/2021	50,000	51,506
4.80%, 3/1/2026	50,000	54,931
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	100,000	96,775
3.50%, 4/15/2023	95,000	97,203
3.63%, 10/15/2020	34,000	34,938
4.50%, 10/15/2022	33,000	35,264
5.00%, 10/15/2025	205,000	226,746
Fiserv, Inc.:
2.70%, 6/1/2020	72,000	72,481
3.85%, 6/1/2025	50,000	52,192
Microsoft Corp.:
1.10%, 8/8/2019	40,000	39,466
1.55%, 8/8/2021	425,000	413,929
1.85%, 2/6/2020	202,000	201,093
1.85%, 2/12/2020	176,000	175,187
2.00%, 11/3/2020	294,000	292,812
2.00%, 8/8/2023	100,000	97,103
2.13%, 11/15/2022	110,000	108,428
2.38%, 5/1/2023	100,000	99,073
2.40%, 2/6/2022	285,000	285,006
2.65%, 11/3/2022	250,000	252,337
2.70%, 2/12/2025	250,000	249,387
2.88%, 2/6/2024	50,000	50,723
3.00%, 10/1/2020	420,000	429,400
3.13%, 11/3/2025	361,000	368,776
3.30%, 2/6/2027	85,000	87,746
3.45%, 8/8/2036	100,000	103,035
3.50%, 2/12/2035	143,000	148,701
3.50%, 11/15/2042	100,000	101,835
3.63%, 12/15/2023	211,000	222,324
3.70%, 8/8/2046	164,000	170,954
3.75%, 2/12/2045	105,000	110,120
3.95%, 8/8/2056	100,000	107,238
4.00%, 2/12/2055	145,000	156,185
4.10%, 2/6/2037	150,000	167,448
4.20%, 11/3/2035	50,000	56,499
4.45%, 11/3/2045	50,000	58,597
4.50%, 2/6/2057	168,000	198,460
4.75%, 11/3/2055	205,000	252,984
Series 30Y, 4.25%, 2/6/2047	150,000	171,568
Oracle Corp.:
1.90%, 9/15/2021	255,000	250,790
2.40%, 9/15/2023	160,000	158,069
2.50%, 5/15/2022	100,000	100,112
2.50%, 10/15/2022	209,000	208,772
2.63%, 2/15/2023 (b)	370,000	370,770
2.65%, 7/15/2026	270,000	262,894
2.95%, 11/15/2024	100,000	100,497
2.95%, 5/15/2025	320,000	321,027
3.25%, 11/15/2027	350,000	355,946
3.40%, 7/8/2024	200,000	207,632
3.80%, 11/15/2037	500,000	525,185
3.85%, 7/15/2036	100,000	105,847
3.90%, 5/15/2035	145,000	154,016
4.00%, 7/15/2046	75,000	79,810
4.00%, 11/15/2047	420,000	446,565
4.30%, 7/8/2034	175,000	194,731
4.38%, 5/15/2055	200,000	223,604
4.50%, 7/8/2044	200,000	227,560
6.13%, 7/8/2039	150,000	205,830
VMware, Inc.:
2.30%, 8/21/2020	60,000	59,633
2.95%, 8/21/2022	70,000	69,836
3.90%, 8/21/2027 (b)	155,000	156,541

		12,147,084

TELECOMMUNICATIONS — 1.4%
America Movil SAB de CV:
3.13%, 7/16/2022	150,000	151,940
4.38%, 7/16/2042 (b)	100,000	106,170
5.00%, 3/30/2020	100,000	105,447
6.13%, 11/15/2037	200,000	250,390
AT&T, Inc.:
2.30%, 3/11/2019	100,000	100,054
2.85%, 2/14/2023	150,000	150,513
3.00%, 2/15/2022	150,000	150,411
3.20%, 3/1/2022	80,000	80,875
3.40%, 8/14/2024	100,000	100,482
3.40%, 5/15/2025	140,000	137,824
3.80%, 3/1/2024	100,000	102,355

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 8/14/2027	$150,000	$150,842
4.10%, 2/15/2028 (c)	1,687,000	1,692,027
4.13%, 2/17/2026	100,000	102,119
4.25%, 3/1/2027	120,000	122,516
4.30%, 2/15/2030 (c)	868,000	868,877
4.30%, 12/15/2042	232,000	218,166
4.35%, 6/15/2045	370,000	341,743
4.45%, 4/1/2024	152,000	160,617
4.50%, 5/15/2035	152,000	150,884
4.55%, 3/9/2049	188,000	176,735
4.75%, 5/15/2046	105,000	102,711
4.80%, 6/15/2044	497,000	489,480
4.90%, 8/14/2037	55,000	55,645
5.00%, 3/1/2021	175,000	187,383
5.15%, 3/15/2042	106,000	109,690
5.15%, 11/15/2046 (c)	424,000	432,488
5.15%, 2/14/2050	165,000	166,414
5.25%, 3/1/2037	300,000	317,619
5.30%, 8/14/2058	214,000	214,858
5.35%, 9/1/2040	227,000	239,812
5.45%, 3/1/2047	100,000	107,145
5.70%, 3/1/2057 (b)	100,000	109,346
5.80%, 2/15/2019	75,000	77,842
6.00%, 8/15/2040	180,000	206,332
6.38%, 3/1/2041	150,000	178,058
British Telecommunications PLC 9.13%, 12/15/2030	165,000	246,165
Cisco Systems, Inc.:
1.60%, 2/28/2019	291,000	289,702
2.20%, 2/28/2021	180,000	179,325
2.45%, 6/15/2020	449,000	451,788
2.50%, 9/20/2026 (b)	150,000	145,143
2.60%, 2/28/2023	50,000	50,042
2.90%, 3/4/2021	100,000	101,729
3.00%, 6/15/2022	30,000	30,642
3.50%, 6/15/2025	45,000	47,183
3.63%, 3/4/2024	150,000	158,223
4.45%, 1/15/2020	204,000	213,366
4.95%, 2/15/2019	123,000	126,936
5.50%, 1/15/2040	106,000	140,237
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	215,000	321,558
Juniper Networks, Inc. 5.95%, 3/15/2041	120,000	134,350
Koninklijke KPN NV 8.38%, 10/1/2030	75,000	103,421
Motorola Solutions, Inc. 3.75%, 5/15/2022	329,000	336,679
Orange SA:
4.13%, 9/14/2021	445,000	471,210
9.00%, 3/1/2031	200,000	301,676
Rogers Communications, Inc.:
2.90%, 11/15/2026	100,000	96,848
4.10%, 10/1/2023	150,000	157,901
4.50%, 3/15/2043	15,000	16,038
5.00%, 3/15/2044	30,000	34,576
Telefonica Emisiones SAU:
5.21%, 3/8/2047	320,000	362,051
5.46%, 2/16/2021	100,000	108,178
7.05%, 6/20/2036	263,000	349,772
TELUS Corp.:
2.80%, 2/16/2027	50,000	47,510
3.70%, 9/15/2027 (b)	100,000	102,034
Verizon Communications, Inc.:
1.75%, 8/15/2021 (b)	150,000	145,992
2.45%, 11/1/2022 (b)	81,000	79,784
2.63%, 8/15/2026 (b)	65,000	61,213
2.95%, 3/15/2022	492,000	495,390
3.00%, 11/1/2021	240,000	242,791
3.13%, 3/16/2022	350,000	354,956
3.38%, 2/15/2025 (c)	200,000	201,072
3.45%, 3/15/2021	139,000	143,167
3.85%, 11/1/2042	353,000	319,507
4.13%, 3/16/2027	195,000	203,775
4.13%, 8/15/2046	43,000	39,907
4.15%, 3/15/2024	170,000	179,374
4.27%, 1/15/2036	147,000	146,339
4.50%, 8/10/2033	360,000	377,204
4.52%, 9/15/2048	291,000	286,527
4.60%, 4/1/2021	156,000	166,107
4.81%, 3/15/2039	164,000	171,608
4.86%, 8/21/2046	245,000	255,148
5.01%, 4/15/2049	440,000	461,261
5.01%, 8/21/2054	775,000	793,569
5.15%, 9/15/2023	718,000	798,380
5.25%, 3/16/2037	92,000	101,191
5.50%, 3/16/2047	100,000	113,918
Vodafone Group PLC:
2.95%, 2/19/2023 (b)	200,000	200,878
4.38%, 2/19/2043	212,000	218,053
6.15%, 2/27/2037	118,000	147,545

		20,244,749

TEXTILES — 0.0% (a)
Cintas Corp. No. 2:
2.90%, 4/1/2022	50,000	50,415
3.70%, 4/1/2027	50,000	52,023

		102,438

TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.15%, 5/15/2021	50,000	50,440
3.50%, 9/15/2027	30,000	29,326

		79,766

TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	100,000	103,661
3.45%, 9/15/2021	150,000	154,872
3.65%, 9/1/2025	50,000	52,514
3.90%, 8/1/2046	35,000	37,168
4.15%, 4/1/2045	296,000	321,474
4.38%, 9/1/2042	100,000	111,393
4.55%, 9/1/2044	200,000	229,870
4.70%, 9/1/2045	100,000	117,471
4.95%, 9/15/2041	100,000	119,161
7.00%, 12/15/2025	51,000	64,826
Canadian National Railway Co.:
2.75%, 3/1/2026	50,000	49,544

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
2.85%, 12/15/2021	$100,000	$101,163
3.20%, 8/2/2046	100,000	96,699
Canadian Pacific Railway Co.:
4.80%, 9/15/2035	70,000	81,268
4.80%, 8/1/2045	50,000	59,231
6.13%, 9/15/2115	30,000	39,721
CSX Corp.:
2.60%, 11/1/2026	150,000	143,282
3.25%, 6/1/2027	150,000	149,793
3.80%, 11/1/2046 (b)	110,000	109,652
3.95%, 5/1/2050	75,000	74,741
4.25%, 6/1/2021	35,000	36,735
4.25%, 11/1/2066	125,000	126,141
4.50%, 8/1/2054	150,000	160,183
6.15%, 5/1/2037	135,000	176,797
FedEx Corp.:
2.63%, 8/1/2022	121,000	121,250
3.20%, 2/1/2025	100,000	101,213
3.25%, 4/1/2026 (b)	100,000	100,834
4.10%, 2/1/2045	150,000	152,781
4.40%, 1/15/2047	80,000	85,228
4.55%, 4/1/2046	75,000	82,238
4.75%, 11/15/2045	150,000	168,376
JB Hunt Transport Services, Inc. 3.30%, 8/15/2022	50,000	50,783
Kansas City Southern 4.95%, 8/15/2045	100,000	114,087
Norfolk Southern Corp.:
2.90%, 2/15/2023	35,000	35,177
2.90%, 6/15/2026	100,000	98,296
3.15%, 6/1/2027	50,000	49,956
4.45%, 6/15/2045	241,000	267,869
4.65%, 1/15/2046	50,000	57,271
4.84%, 10/1/2041	100,000	115,806
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2022 (b)	65,000	63,927
Series MTN, 2.65%, 3/2/2020	100,000	100,444
Series MTN, 2.80%, 3/1/2022	60,000	59,857
Series MTN, 3.45%, 11/15/2021	25,000	25,623
Union Pacific Corp.:
2.25%, 6/19/2020	50,000	50,070
2.75%, 3/1/2026	75,000	74,061
3.00%, 4/15/2027	100,000	100,495
3.25%, 8/15/2025	50,000	51,373
3.35%, 8/15/2046	50,000	48,353
3.38%, 2/1/2035	50,000	50,359
3.60%, 9/15/2037	40,000	41,186
3.65%, 2/15/2024	92,000	96,786
3.80%, 10/1/2051	250,000	255,473
4.05%, 11/15/2045	50,000	53,861
4.05%, 3/1/2046	30,000	32,322
4.10%, 9/15/2067	100,000	104,596
4.38%, 11/15/2065	30,000	32,961
United Parcel Service, Inc.:
2.05%, 4/1/2021	300,000	297,831
2.35%, 5/16/2022	50,000	49,778
2.40%, 11/15/2026	50,000	47,730
2.45%, 10/1/2022	151,000	150,478
2.50%, 4/1/2023	350,000	347,637
2.80%, 11/15/2024	135,000	134,307
3.05%, 11/15/2027	200,000	200,044
3.40%, 11/15/2046	50,000	48,544
3.75%, 11/15/2047	350,000	361,249
4.88%, 11/15/2040	20,000	23,892
5.13%, 4/1/2019	150,000	155,610
6.20%, 1/15/2038	100,000	137,024

		7,514,396

TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
2.50%, 3/15/2019	97,000	97,039
3.50%, 3/15/2028	125,000	123,386
4.85%, 6/1/2021 (a)	100,000	106,716

		327,141

WATER — 0.0% (a)
American Water Capital Corp.:
2.95%, 9/1/2027	35,000	34,644
3.75%, 9/1/2047	58,000	59,747
4.00%, 12/1/2046	40,000	42,633
4.30%, 12/1/2042	40,000	43,995
6.59%, 10/15/2037	40,000	56,098

		237,117

TOTAL CORPORATE BONDS & NOTES (Cost $390,926,510)		399,778,452

FOREIGN GOVERNMENT OBLIGATIONS — 4.1%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
1.13%, 04/26/2019	250,000	247,063
1.38%, 02/10/2020	300,000	295,569
1.50%, 10/21/2020 (a)	100,000	98,155
1.75%, 01/24/2020	70,000	69,526

		463,250

CANADA — 0.2%
Canada Government International Bond:
1.63%, 02/27/2019	275,000	274,224
2.00%, 11/15/2022	85,000	83,930
Export Development Canada:
1.63%, 01/17/2020	340,000	337,287
1.75%, 07/21/2020	375,000	371,891
Hydro-Quebec:
Series HH, 8.50%, 12/01/2029	100,000	147,104
Series IO, 8.05%, 07/07/2024	15,000	19,365
Province of Alberta Canada 2.20%, 7/26/2022	250,000	246,333
Province of Manitoba Canada 1.75%, 5/30/2019	200,000	199,084
Province of Ontario Canada:
1.65%, 09/27/2019	100,000	99,122
2.00%, 01/30/2019	200,000	199,966
2.20%, 10/03/2022	200,000	197,126
2.40%, 02/08/2022	100,000	99,655
4.00%, 10/07/2019	100,000	103,140

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Province of Quebec Canada:
2.50%, 04/20/2026	$100,000	$98,030
2.75%, 04/12/2027	100,000	99,178
Series PD, 7.50%, 09/15/2029	355,000	504,579
Series QO, 2.88%, 10/16/2024	200,000	202,630

		3,282,644

CHILE — 0.0% (a)
Chile Government International Bond:
3.13%, 03/27/2025	200,000	203,922
3.13%, 01/21/2026	450,000	457,312

		661,234

COLOMBIA — 0.2%
Colombia Government International Bond:
2.63%, 03/15/2023	350,000	342,125
4.00%, 02/26/2024	460,000	477,259
4.38%, 07/12/2021	300,000	316,197
5.00%, 06/15/2045	325,000	346,274
5.63%, 02/26/2044	300,000	346,764
7.38%, 03/18/2019	250,000	264,955
7.38%, 09/18/2037	150,000	202,973

		2,296,547

GERMANY — 0.7%
FMS Wertmanagement AoeR:
1.38%, 06/08/2021	350,000	340,158
Series MTN, 1.00%, 08/16/2019	500,000	491,820
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	875,000	516,950
0.01%, 06/29/2037 (a)	125,000	70,265
1.00%, 07/15/2019	595,000	586,045
1.25%, 09/30/2019	500,000	493,320
1.50%, 02/06/2019	1,390,000	1,383,606
1.50%, 09/09/2019	200,000	198,250
1.50%, 04/20/2020	1,195,000	1,179,477
1.50%, 06/15/2021 (a)	400,000	390,108
1.63%, 05/29/2020	500,000	494,430
1.75%, 03/31/2020	500,000	496,435
1.75%, 09/15/2021 (a)	200,000	196,374
1.88%, 04/01/2019	550,000	549,450
2.00%, 11/30/2021	200,000	197,938
2.00%, 10/04/2022	125,000	122,983
2.00%, 05/02/2025	750,000	723,390
2.13%, 03/07/2022	315,000	312,638
2.13%, 01/17/2023	300,000	296,298
2.38%, 08/25/2021	400,000	401,616
2.63%, 01/25/2022 (a)	400,000	405,184
4.00%, 01/27/2020	300,000	311,748
Series GMTN, 2.75%, 09/08/2020	100,000	101,633
Landwirtschaftliche Rentenbank:
1.75%, 04/15/2019	450,000	448,789
Series GMTN, 1.75%, 07/27/2026	100,000	93,714
2.00%, 01/13/2025	100,000	96,680
Series 37, 2.50%, 11/15/2027	300,000	297,378

		11,006,283

HUNGARY — 0.1%
Hungary Government International Bond:
4.00%, 03/25/2019	104,000	106,298
5.38%, 03/25/2024	250,000	283,370
6.38%, 03/29/2021	300,000	333,336
7.63%, 03/29/2041	230,000	361,516

		1,084,520

INDONESIA — 0.0% (a)
Indonesia Government International Bond:
2.95%, 01/11/2023	250,000	248,980
3.50%, 01/11/2028	200,000	199,796

		448,776

ISRAEL — 0.1%
Israel Government International Bond:
2.88%, 03/16/2026	200,000	199,696
4.00%, 06/30/2022	100,000	106,022
4.50%, 01/30/2043	225,000	245,680
5.13%, 03/26/2019	150,000	155,749

		707,147

ITALY — 0.0% (a)
Italy Government International Bond 6.88%, 9/27/2023	453,000	533,213

JAPAN — 0.2%
Japan Bank for International Cooperation:
1.88%, 07/21/2026	200,000	186,374
2.13%, 06/01/2020	200,000	198,804
2.13%, 07/21/2020	250,000	248,375
2.13%, 11/16/2020	250,000	247,900
2.38%, 11/16/2022	350,000	345,737
2.75%, 11/16/2027	200,000	199,300
2.88%, 06/01/2027	200,000	201,282
3.38%, 07/31/2023	200,000	207,014
Series DTC, 2.00%, 11/04/2021	200,000	195,928
Series DTC, 2.13%, 02/07/2019	150,000	149,835
Series DTC, 2.13%, 02/10/2025	50,000	47,942
Japan Finance Organization for Municipalities Series DTC, 4.00%, 1/13/2021	220,000	228,732
Japan International Cooperation Agency 2.75%, 4/27/2027	200,000	197,692

		2,654,915

MEXICO — 0.2%
Mexico Government International Bond:
3.60%, 01/30/2025	200,000	202,924
3.63%, 03/15/2022	434,000	450,062
4.00%, 10/02/2023	200,000	209,576
4.15%, 03/28/2027	210,000	218,169
4.60%, 01/23/2046	200,000	197,434
4.60%, 02/10/2048	400,000	397,404
6.05%, 01/11/2040	250,000	295,147
Series GMTN, 5.75%, 10/12/2110	420,000	444,969

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.75%, 03/08/2044	$650,000	$657,501
Series MTN, 8.30%, 08/15/2031	100,000	151,700
Series MTNA, 6.75%, 09/27/2034	101,000	131,163

		3,356,049

PANAMA — 0.1%
Panama Government International Bond:
3.88%, 03/17/2028	100,000	104,589
4.00%, 09/22/2024	150,000	159,500
5.20%, 01/30/2020	390,000	411,766
6.70%, 01/26/2036	430,000	574,041

		1,249,896

PERU — 0.1%
Peruvian Government International Bond:
5.63%, 11/18/2050	100,000	128,495
6.55%, 03/14/2037	150,000	203,638
7.13%, 03/30/2019	175,000	186,370
7.35%, 07/21/2025	75,000	97,330
8.75%, 11/21/2033	250,000	395,020

		1,010,853

PHILIPPINES — 0.2%
Philippine Government International Bond:
3.70%, 02/02/2042	400,000	398,128
3.95%, 01/20/2040	300,000	309,780
4.00%, 01/15/2021	350,000	367,612
4.20%, 01/21/2024	150,000	162,976
5.00%, 01/13/2037	200,000	236,548
6.38%, 10/23/2034	50,000	67,031
7.75%, 01/14/2031	200,000	285,620
8.38%, 06/17/2019	250,000	272,890
10.63%, 03/16/2025	120,000	181,404

		2,281,989

POLAND — 0.1%
Poland Government International Bond:
3.00%, 03/17/2023	410,000	417,437
5.00%, 03/23/2022	220,000	241,014
5.13%, 04/21/2021	370,000	400,740
6.38%, 07/15/2019	330,000	349,863

		1,409,054

SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
1.75%, 05/26/2019	200,000	197,632
2.50%, 11/01/2020	200,000	198,004
2.63%, 05/26/2026	200,000	190,708
3.25%, 11/10/2025	100,000	100,015
4.00%, 01/14/2024	300,000	314,970
Korea Development Bank:
2.50%, 01/13/2021	400,000	395,504
3.38%, 09/16/2025	200,000	202,000
3.75%, 01/22/2024	150,000	155,587
Korea International Bond:
2.75%, 01/19/2027	200,000	196,490
3.88%, 09/11/2023	150,000	157,212

		2,108,122

SUPRANATIONAL — 1.7%
African Development Bank:
1.13%, 03/04/2019	275,000	272,393
Series GDIF, 1.00%, 05/15/2019	160,000	157,894
Series GDIF, 1.38%, 02/12/2020	500,000	493,110
Series GDIF, 2.13%, 11/16/2022	200,000	197,646
Asian Development Bank:
5.82%, 06/16/2028	50,000	62,539
6.22%, 08/15/2027	175,000	218,330
Series GMTN, 1.00%, 08/16/2019	130,000	127,934
Series GMTN, 1.50%, 01/22/2020	540,000	534,330
Series GMTN, 1.63%, 08/26/2020	200,000	197,514
Series GMTN, 1.63%, 03/16/2021	250,000	245,650
Series GMTN, 1.75%, 03/21/2019	300,000	299,295
Series GMTN, 1.75%, 01/10/2020	250,000	248,688
Series GMTN, 1.75%, 06/08/2021	250,000	246,148
Series GMTN, 1.75%, 09/13/2022	200,000	194,796
Series GMTN, 1.75%, 08/14/2026	100,000	93,874
Series GMTN, 1.88%, 04/12/2019	200,000	199,766
Series GMTN, 2.00%, 02/16/2022	1,000,000	989,310
Series GMTN, 2.00%, 04/24/2026	200,000	192,080
Corp. Andina de Fomento:
2.00%, 05/10/2019	225,000	223,868
2.13%, 09/27/2021	150,000	146,951
4.38%, 06/15/2022	175,000	186,456
Council Of Europe Development Bank 1.88%, 1/27/2020	200,000	199,140
European Bank for Reconstruction & Development:
1.50%, 03/16/2020	200,000	197,596
Series GMTN, 0.88%, 07/22/2019	100,000	98,280
Series GMTN, 1.75%, 06/14/2019	250,000	249,125
Series GMTN, 1.88%, 02/23/2022 (a)	400,000	393,464
European Investment Bank:
1.25%, 12/16/2019	295,000	290,528
1.38%, 06/15/2020 (a)	355,000	348,869
1.63%, 03/16/2020	600,000	594,138
1.75%, 06/17/2019 (a)	1,070,000	1,066,512
1.75%, 05/15/2020	500,000	496,070
1.88%, 03/15/2019	280,000	279,773
2.00%, 12/15/2022	250,000	245,460
2.25%, 08/15/2022	1,530,000	1,522,671
2.50%, 04/15/2021	200,000	201,686
2.50%, 10/15/2024 (a)	700,000	701,519
4.00%, 02/16/2021	400,000	421,644
Series DIP, 1.13%, 08/15/2019	200,000	197,246
Series MTN, 1.25%, 05/15/2019 (a)	700,000	693,252
Inter-American Development Bank:
1.00%, 05/13/2019	450,000	444,204
1.38%, 07/15/2020	150,000	147,393
1.75%, 10/15/2019	100,000	99,527
1.88%, 03/15/2021	520,000	515,034
3.00%, 10/04/2023	325,000	334,730
3.00%, 02/21/2024	255,000	262,507
4.38%, 01/24/2044	100,000	122,839
Series GDP, 1.25%, 10/15/2019	300,000	295,968
Series GMTN, 1.63%, 05/12/2020	590,000	584,053

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 1.75%, 04/14/2022	$540,000	$527,769
Series GMTN, 1.75%, 09/14/2022	250,000	243,445
Series GMTN, 3.88%, 10/28/2041	35,000	39,936
International Bank for Reconstruction & Development:
1.75%, 04/19/2023	250,000	241,965
1.88%, 10/07/2019	200,000	199,554
2.00%, 01/26/2022	250,000	247,310
2.13%, 11/01/2020	200,000	200,082
Series gDIF, 1.88%, 04/21/2020	410,000	408,360
Series GDIF, 1.13%, 11/27/2019	500,000	491,625
Series GDIF, 1.25%, 07/26/2019	580,000	573,533
Series GDIF, 1.38%, 03/30/2020	900,000	887,031
Series GDIF, 1.38%, 05/24/2021	475,000	462,275
Series GDIF, 1.63%, 09/04/2020	200,000	197,522
Series GDIF, 1.63%, 02/10/2022	50,000	48,727
Series GDIF, 1.88%, 03/15/2019	450,000	449,694
Series GDIF, 2.25%, 06/24/2021	680,000	680,755
Series GDIF, 2.50%, 11/25/2024	100,000	100,058
Series GMTN, 0.88%, 08/15/2019	450,000	442,035
Series GMTN, 4.75%, 02/15/2035	650,000	835,763
International Finance Corp.:
1.75%, 09/16/2019	450,000	447,997
Series GMTN, 1.13%, 07/20/2021	100,000	96,228
Nordic Investment Bank:
1.13%, 02/25/2019	400,000	396,436
2.25%, 09/30/2021	150,000	149,943

		24,899,843

SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
1.88%, 06/17/2019	200,000	199,452
Series GMTN, 1.75%, 08/28/2020	240,000	237,137

		436,589

UNITED STATES — 0.1%
Iraq Government AID Bonds 2.15%, 1/18/2022	580,000	578,034

Ukraine Government AID Bonds 1.85%, 5/29/2020	376,000	373,992

		952,026

URUGUAY — 0.1%
Uruguay Government International Bond:
4.38%, 10/27/2027	200,000	215,724
5.10%, 06/18/2050	270,000	300,872
7.63%, 03/21/2036	200,000	286,008

		802,604

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $61,104,781)		61,067,521

U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.8%
Federal Home Loan Bank:
1.13%, 6/21/2019	1,310,000	1,295,590
1.13%, 7/14/2021	1,300,000	1,256,567
1.25%, 1/16/2019	650,000	645,938
1.38%, 3/18/2019 (b)	250,000	248,530
1.38%, 11/15/2019	150,000	148,437
1.50%, 3/8/2019	200,000	199,144
1.50%, 10/21/2019	305,000	302,746
1.63%, 6/14/2019	250,000	249,038
1.75%, 6/12/2020	75,000	74,515
1.80%, 8/28/2020	400,000	396,844
1.88%, 3/8/2019	170,000	170,022
1.88%, 3/13/2020	150,000	149,588
1.88%, 11/29/2021	250,000	247,375
2.13%, 3/10/2023	205,000	202,815
5.50%, 7/15/2036	690,000	947,819
1.38%, 9/28/2020	250,000	245,638
Federal Home Loan Mortgage Corp.:
0.88%, 7/19/2019	400,000	393,712
1.13%, 8/12/2021	45,000	43,416
1.25%, 8/1/2019 (b)	500,000	494,850
1.25%, 10/2/2019	230,000	227,015
1.30%, 8/28/2019	500,000	494,695
1.38%, 4/20/2020	250,000	246,515
1.38%, 5/1/2020	725,000	714,981
1.50%, 1/17/2020	350,000	346,287
1.63%, 9/29/2020	1,000,000	988,760
1.75%, 5/30/2019	1,095,000	1,093,193
2.38%, 1/13/2022	1,220,000	1,229,784
2.50%, 9/1/2028	274,594	275,561
2.50%, 10/1/2029	713,724	715,471
2.50%, 1/1/2031	844,429	844,840
2.50%, 5/1/2031	2,602,400	2,599,235
2.50%, 6/1/2031	995,744	994,533
3.00%, 2/1/2029	489,020	498,857
3.00%, 7/1/2029	510,844	521,087
3.00%, 9/1/2029	812,407	828,697
3.00%, 4/1/2030	758,550	773,297
3.00%, 12/1/2030	1,899,979	1,936,916
3.00%, 5/1/2031	1,562,050	1,591,922
3.00%, 7/1/2035	752,302	764,084
3.00%, 4/1/2036	1,575,257	1,599,411
3.00%, 3/1/2043	1,166,818	1,173,409
3.00%, 4/1/2043	1,540,978	1,549,684
3.00%, 4/1/2043	616,741	620,225
3.00%, 7/1/2043	674,713	678,525
3.00%, 7/1/2043	110,754	111,380
3.00%, 8/1/2043	348,847	350,818
3.00%, 9/1/2043	430,869	433,303
3.00%, 10/1/2043	352,251	354,241
3.00%, 6/1/2045	1,576,195	1,578,890
3.00%, 8/1/2045	2,172,788	2,176,503
3.00%, 4/1/2046	2,720,924	2,722,201
3.00%, 9/1/2046	1,822,349	1,823,204
3.00%, 11/1/2046	1,727,015	1,727,825
3.00%, 12/1/2046	2,171,530	2,172,549
3.00%, 2/1/2047	1,091,978	1,092,491
3.50%, 5/1/2026	694,601	718,030
3.50%, 1/1/2029	177,895	184,096
3.50%, 11/1/2029	574,581	594,477
3.50%, 2/1/2030	326,414	337,717
3.50%, 3/1/2032	606,174	629,778
3.50%, 5/1/2043	345,480	356,672
3.50%, 8/1/2043	1,158,596	1,196,129
3.50%, 8/1/2043	636,987	657,622

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 6/1/2044	$474,235	$488,264
3.50%, 8/1/2044	929,906	957,414
3.50%, 10/1/2044	539,849	555,819
3.50%, 11/1/2044	853,395	878,640
3.50%, 12/1/2044	907,756	934,609
3.50%, 1/1/2045	871,774	897,562
3.50%, 2/1/2045	1,203,432	1,239,032
3.50%, 7/1/2045	1,040,426	1,069,197
3.50%, 7/1/2045	963,541	990,186
3.50%, 10/1/2045	1,163,078	1,195,240
3.50%, 12/1/2045	1,005,680	1,033,491
3.50%, 12/1/2045	757,580	778,530
3.50%, 3/1/2046	2,506,874	2,575,660
3.50%, 5/1/2046	1,178,342	1,210,675
3.50%, 12/1/2046	1,619,119	1,663,546
3.50%, 4/1/2047	233,632	240,067
3.50%, 10/1/2047	1,481,558	1,522,369
3.50%, 11/1/2047	548,610	563,722
3.50%, 12/1/2047	1,300,000	1,335,810
3.75%, 3/27/2019	1,180,000	1,207,234
4.00%, 4/1/2019	2,399	2,485
4.00%, 4/1/2024	77,840	80,641
4.00%, 5/1/2025	60,114	62,535
4.00%, 6/1/2025	127,680	132,822
4.00%, 8/1/2025	34,687	36,084
4.00%, 9/1/2025	25,992	27,039
4.00%, 6/1/2026	305,066	318,368
4.00%, 10/1/2040	316,489	333,241
4.00%, 12/1/2041	988,036	1,040,382
4.00%, 4/1/2042	707,258	744,729
4.00%, 6/1/2042	1,333,229	1,404,018
4.00%, 5/1/2044	540,521	566,051
4.00%, 5/1/2044	321,242	336,415
4.00%, 7/1/2044	1,317,722	1,379,962
4.00%, 12/1/2044	480,981	503,699
4.00%, 4/1/2045	1,087,989	1,139,304
4.00%, 10/1/2045	1,620,758	1,697,202
4.00%, 1/1/2046	1,158,475	1,213,115
4.00%, 9/1/2047	903,120	946,210
4.00%, 12/1/2047	1,995,015	2,090,200
4.50%, 5/1/2019	52,966	53,949
4.50%, 9/1/2024	848	887
4.50%, 10/1/2024	58,992	61,696
4.50%, 2/1/2039	2,758	2,955
4.50%, 6/1/2039	244,417	261,892
4.50%, 12/1/2039	181,373	194,341
4.50%, 6/1/2040	5,311	5,690
4.50%, 12/1/2040	700,646	750,709
4.50%, 4/1/2041	10,981	11,760
4.50%, 7/1/2041	487,890	522,499
4.50%, 8/1/2041	33,099	35,447
4.50%, 9/1/2041	193,975	207,735
4.50%, 10/1/2041	1,370,708	1,468,650
4.50%, 10/1/2043	25,469	27,146
4.50%, 8/1/2044	29,441	31,350
4.50%, 9/1/2044	621,040	661,299
4.50%, 4/1/2047	346,385	369,484
4.50%, 10/1/2047	294,294	313,919
4.50%, 12/1/2047	894,945	954,625
4.50%, 1/1/2048	400,000	425,313
5.00%, 3/1/2018	5,216	5,319
5.00%, 11/1/2035	22,815	24,963
5.00%, 12/1/2036	2,958	3,207
5.00%, 12/1/2036	2,272	2,464
5.00%, 2/1/2038	201,904	219,715
5.00%, 2/1/2038	392	424
5.00%, 2/1/2038	173,078	188,004
5.00%, 3/1/2038	120,670	131,076
5.00%, 3/1/2038	146,516	159,577
5.00%, 6/1/2038	63,988	69,506
5.00%, 11/1/2038	367,712	400,307
5.00%, 11/1/2038	158,474	172,140
5.00%, 1/1/2039	75,237	81,725
5.00%, 2/1/2039	173,475	188,435
5.00%, 3/1/2039	546,556	592,497
5.00%, 10/1/2039	50,799	55,179
5.50%, 2/1/2022	6,337	6,921
5.50%, 11/1/2026	57,836	63,175
5.50%, 6/1/2027	14,408	15,740
5.50%, 4/1/2028	25,776	28,155
5.50%, 7/1/2028	37,031	40,449
5.50%, 7/1/2033	3,160	3,504
5.50%, 1/1/2037	120,213	132,679
5.50%, 1/1/2037	44,755	49,396
5.50%, 9/1/2037	1,783	1,967
5.50%, 11/1/2037	9,805	10,815
5.50%, 1/1/2038	79,837	88,057
5.50%, 4/1/2038	289,454	318,872
5.50%, 7/1/2038	1,214	1,338
5.50%, 7/1/2038	416,187	458,485
5.50%, 10/1/2038	7,584	8,354
5.50%, 11/1/2038	8,117	8,942
6.00%, 8/1/2031	11,496	13,029
6.00%, 3/1/2036	13,168	14,675
6.00%, 8/1/2036	77,281	86,123
6.00%, 1/1/2037	7,061	7,869
6.00%, 12/1/2037	7,267	8,102
6.00%, 10/1/2038	6,086	6,775
6.00%, 3/1/2040	6,038	6,732
6.00%, 5/1/2040	800,491	892,505
6.25%, 7/15/2032	680,000	952,945
6.50%, 11/1/2037	97,403	109,396
6.50%, 2/1/2038	10,482	11,773
6.50%, 9/1/2038	228,017	256,093
6.50%, 9/1/2039	105,866	118,681
6.75%, 3/15/2031	406,000	580,085
1.25%, 7/26/2019	615,000	607,817
Series GDIF, 6.75%, 9/15/2029	185,000	257,346
Series K005, Class A3, 4.49%, 11/25/2019	1,000,000	1,033,646
Series K025, Class A1, 1.88%, 4/25/2022	468,108	463,244
Series K029, Class A1, 2.84%, 10/25/2022	392,409	396,903
Series K040, Class A2, 3.24%, 9/25/2024	700,000	725,994
Series K049, Class A2, 3.01%, 7/25/2025	350,000	356,421

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series K053, Class A2, 3.00%, 12/25/2025	$350,000	$355,608
Series K067, Class AM, 3.28%, 8/25/2027	500,000	512,995
Series K069, Class A2, 3.19%, 9/25/2027 (d)	1,500,000	1,537,648
TBA 2.50%, 1/1/2033 (g)	2,925,000	2,920,658
TBA 3.00%, 1/1/2033 (g)	2,200,000	2,240,906
TBA 3.00%, 1/1/2048 (g)	7,600,000	7,601,484
TBA 3.50%, 1/1/2048 (g)	9,950,000	10,220,127
TBA 4.00%, 1/1/2048 (g)	3,875,000	4,053,008
Series K030, Class A2, VRN 3.25%, 4/25/2023 (d)	1,000,000	1,035,981
Federal National Mortgage Association:
Zero Coupon, 10/9/2019	300,000	288,939
0.88%, 8/2/2019	725,000	713,248
1.00%, 10/24/2019	500,000	491,710
1.25%, 8/17/2021	89,000	86,247
1.38%, 1/28/2019	325,000	323,421
1.38%, 2/26/2021	494,000	483,443
1.50%, 6/22/2020	1,000,000	988,000
1.50%, 11/30/2020	150,000	147,671
1.63%, 1/21/2020	120,000	119,220
1.75%, 9/12/2019	142,000	141,601
2.13%, 4/24/2026	400,000	387,124
2.50%, 7/1/2028	839,342	842,458
2.50%, 8/1/2028	536,934	538,927
2.50%, 8/1/2028	702,249	704,856
2.50%, 10/1/2028	569,098	571,211
2.50%, 3/1/2029	2,139,129	2,149,223
2.50%, 2/1/2030	947,160	949,314
2.50%, 5/1/2030	1,387,345	1,388,097
2.50%, 7/1/2030	475,757	476,015
2.50%, 2/1/2031	1,639,128	1,640,016
2.50%, 10/1/2042	499,047	485,987
2.63%, 9/6/2024	470,000	476,181
3.00%, 8/1/2027	524,587	535,340
3.00%, 11/1/2028	969,137	988,929
3.00%, 6/1/2029	283,709	289,455
3.00%, 8/1/2029	496,662	506,720
3.00%, 8/1/2029	885,076	903,000
3.00%, 9/1/2029	513,926	524,333
3.00%, 6/1/2030	884,115	901,417
3.00%, 9/1/2030	142,297	145,081
3.00%, 11/1/2030	328,267	334,691
3.00%, 12/1/2030	1,154,779	1,177,379
3.00%, 10/1/2032	1,948,125	1,985,251
3.00%, 1/1/2033	1,325,000	1,350,251
3.00%, 2/1/2035	552,043	561,661
3.00%, 3/1/2035	443,018	449,820
3.00%, 2/1/2036	1,149,916	1,167,573
3.00%, 9/1/2037	684,857	694,914
3.00%, 12/1/2042	662,933	667,123
3.00%, 1/1/2043	1,247,231	1,255,113
3.00%, 3/1/2043	1,367,291	1,374,873
3.00%, 4/1/2043	342,827	344,728
3.00%, 5/1/2043	651,428	655,040
3.00%, 5/1/2043	1,266,175	1,273,197
3.00%, 5/1/2043	1,834,464	1,844,637
3.00%, 6/1/2043	92,113	92,624
3.00%, 6/1/2043	1,300,121	1,307,331
3.00%, 6/1/2043	326,092	327,900
3.00%, 6/1/2043	887,501	892,423
3.00%, 7/1/2043	1,256,637	1,263,606
3.00%, 7/1/2043	345,530	347,446
3.00%, 7/1/2043	799,086	803,518
3.00%, 9/1/2045	1,178,483	1,180,368
3.00%, 11/1/2045	977,088	978,650
3.00%, 11/1/2045	1,793,428	1,796,296
3.00%, 5/1/2046	2,743,285	2,744,333
3.00%, 8/1/2046	2,990,720	2,991,862
3.00%, 9/1/2046	2,850,489	2,851,579
3.00%, 1/1/2047	2,837,916	2,839,000
3.50%, 10/1/2025	203,469	210,135
3.50%, 11/1/2025	224,739	232,102
3.50%, 3/1/2026	142,450	147,141
3.50%, 1/1/2027	768,592	793,773
3.50%, 5/1/2029	268,120	277,148
3.50%, 1/1/2030	493,051	509,653
3.50%, 6/1/2034	988,928	1,026,976
3.50%, 7/1/2034	1,886,526	1,959,107
3.50%, 2/1/2037	920,739	953,708
3.50%, 12/1/2040	1,009,211	1,043,419
3.50%, 5/1/2042	2,106,874	2,174,930
3.50%, 8/1/2042	817,308	843,708
3.50%, 10/1/2042	730,418	754,012
3.50%, 1/1/2043	292,018	301,450
3.50%, 5/1/2043	278,974	287,961
3.50%, 7/1/2043	1,051,712	1,085,593
3.50%, 1/1/2044	1,032,686	1,065,954
3.50%, 10/1/2044	767,675	790,251
3.50%, 1/1/2045	690,007	710,299
3.50%, 1/1/2045	589,183	606,510
3.50%, 4/1/2045	1,464,288	1,504,587
3.50%, 8/1/2045	1,461,691	1,501,919
3.50%, 8/1/2045	1,584,663	1,628,276
3.50%, 11/1/2045	1,160,755	1,192,701
3.50%, 12/1/2045	2,049,051	2,105,444
3.50%, 12/1/2045	4,548,121	4,673,293
3.50%, 2/1/2046	2,467,228	2,534,555
3.50%, 2/1/2046	2,490,349	2,558,888
3.50%, 2/1/2046	2,447,474	2,514,833
3.50%, 10/1/2047	986,368	1,013,368
3.50%, 1/1/2048	2,000,000	2,054,748
4.00%, 7/1/2018	16,602	17,086
4.00%, 8/1/2018	52,558	54,091
4.00%, 8/1/2018	202	208
4.00%, 1/1/2020	960	988
4.00%, 4/1/2024	119,284	123,609
4.00%, 1/1/2025	127,887	132,524
4.00%, 3/1/2026	85,506	89,261
4.00%, 12/1/2034	585,667	618,115
4.00%, 12/1/2040	628,605	661,808
4.00%, 12/1/2040	823,447	866,941
4.00%, 3/1/2041	1,112,207	1,171,044
4.00%, 12/1/2041	1,197,411	1,260,755
4.00%, 2/1/2042	414,939	436,890

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 10/1/2043	$825,119	$867,433
4.00%, 12/1/2043	112,068	117,815
4.00%, 6/1/2044	797,004	834,631
4.00%, 7/1/2044	396,396	415,110
4.00%, 7/1/2044	411,428	430,852
4.00%, 9/1/2044	639,022	669,191
4.00%, 10/1/2044	489,174	512,269
4.00%, 10/1/2044	522,073	546,721
4.00%, 12/1/2044	911,790	954,837
4.00%, 3/1/2045	736,663	771,699
4.00%, 5/1/2045	1,210,163	1,267,718
4.00%, 7/1/2045	1,175,415	1,231,318
4.00%, 9/1/2045	1,681,859	1,761,848
4.00%, 12/1/2045	1,122,336	1,175,714
4.00%, 4/1/2046	1,463,649	1,532,898
4.00%, 11/1/2046	880,804	922,478
4.00%, 7/1/2047	475,219	497,698
4.00%, 8/1/2047	1,935,052	2,026,585
4.00%, 1/1/2048	2,000,000	2,094,606
4.50%, 4/1/2023	1,477	1,511
4.50%, 4/1/2023	268,444	278,012
4.50%, 8/1/2023	357	363
4.50%, 4/1/2031	307,621	329,520
4.50%, 4/1/2039	656,489	703,916
4.50%, 4/1/2040	606,748	650,507
4.50%, 10/1/2040	374,456	401,461
4.50%, 2/1/2041	762,651	817,275
4.50%, 5/1/2041	392,987	421,330
4.50%, 1/1/2042	1,320,543	1,415,125
4.50%, 9/1/2043	316,527	337,625
4.50%, 12/1/2043	699,906	746,558
4.50%, 12/1/2043	180,966	193,028
4.50%, 1/1/2044	240,676	256,718
4.50%, 2/1/2044	585,728	624,314
4.50%, 6/1/2044	266,630	285,727
4.50%, 6/1/2044	835,883	890,947
4.50%, 9/1/2047	576,749	615,411
5.00%, 6/1/2018	3,532	3,595
5.00%, 7/1/2035	604,974	660,259
5.00%, 7/1/2040	275,734	298,648
5.00%, 1/1/2042	848,884	919,429
5.00%, 3/1/2042	796,441	862,628
5.00%, 12/1/2043	197,006	213,925
5.00%, 7/1/2044	845,169	910,679
5.50%, 7/1/2035	276,009	305,018
5.50%, 6/1/2038	51,300	56,618
5.50%, 6/1/2038	48,237	53,237
5.50%, 12/1/2038	282,183	311,739
5.50%, 12/1/2039	454,247	501,335
5.50%, 4/1/2040	599,065	660,992
5.50%, 9/1/2040	38,685	42,695
5.50%, 7/1/2041	501,936	554,971
6.00%, 2/1/2037	269,453	300,239
6.00%, 10/1/2039	377,196	420,292
6.00%, 4/1/2040	497,990	553,566
6.25%, 5/15/2029	80,000	106,815
6.63%, 11/15/2030	560,000	787,058
7.13%, 1/15/2030	325,000	467,019
7.25%, 5/15/2030	670,000	978,575
1.00%, 2/26/2019	160,000	158,440
1.50%, 2/28/2020	950,000	940,538
Series 2016-M4, Class AL, 3.27%, 1/25/2039	457,887	459,440
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (d)	600,000	607,763
TBA 2.50%, 1/1/2033 (f)	1,800,000	1,797,750
TBA 3.00%, 1/1/2033 (f)	3,425,000	3,489,219
TBA 3.00%, 1/1/2048 (f)	9,450,000	9,451,477
TBA 3.50%, 1/1/2048 (f)	15,150,000	15,559,523
TBA 4.00%, 1/1/2048 (f)	10,650,000	11,139,234
TBA 4.50%, 1/1/2048 (f)	5,400,000	5,745,516
5.00%, 1/1/2048 (f)	2,000,000	2,149,375
Series 2013-M12, Class APT, VRN 2.39%, 3/25/2023 (d).	754,070	753,307
Series 2014-M2, Class A2, VRN 3.51%, 12/25/2023 (d)	888,000	930,821
Series 2014-M3, Class A2, VRN 3.47%, 1/25/2024 (d).	400,000	419,054
Government National Mortgage Association:
3.00%, 12/15/2042	684,311	692,834
3.00%, 12/15/2042	213,982	216,647
3.00%, 12/20/2042	1,035,636	1,050,863
3.00%, 12/20/2042	682,240	692,271
3.00%, 2/20/2043	1,560,929	1,583,880
3.00%, 4/20/2043	1,556,114	1,576,428
3.00%, 6/20/2043	1,071,745	1,085,736
3.00%, 12/20/2044	569,564	575,837
3.00%, 3/20/2045	644,994	651,461
3.00%, 4/20/2045	984,870	994,744
3.00%, 8/20/2045	1,357,160	1,370,767
3.00%, 1/20/2046	764,290	771,953
3.00%, 4/20/2046	1,535,607	1,550,209
3.00%, 5/20/2046	3,301,890	3,333,287
3.00%, 11/20/2046	1,603,566	1,618,814
3.00%, 1/20/2047	2,754,190	2,780,379
3.00%, 6/20/2047	967,986	977,250
3.00%, 10/20/2047	1,417,976	1,431,546
3.00%, 12/20/2047	3,375,000	3,407,300
3.50%, 2/15/2042	1,003,841	1,044,474
3.50%, 6/20/2042	966,181	1,004,373
3.50%, 4/15/2043	262,084	272,275
3.50%, 4/20/2043	963,890	1,001,992
3.50%, 7/20/2043	2,394,414	2,488,988
3.50%, 10/20/2043	465,208	483,583
3.50%, 12/20/2043	209,889	218,179
3.50%, 1/20/2044	429,745	446,719
3.50%, 3/20/2044	410,339	425,392
3.50%, 10/20/2044	800,116	829,468
3.50%, 12/20/2044	614,998	637,559
3.50%, 2/20/2045	472,872	490,219
3.50%, 3/20/2045	576,142	596,378
3.50%, 4/20/2045	1,634,742	1,692,158
3.50%, 4/20/2045	1,950,326	2,018,827
3.50%, 6/20/2045	899,323	930,910
3.50%, 10/20/2045	1,338,084	1,385,081
3.50%, 11/20/2045	328,756	340,303
3.50%, 3/20/2046	2,774,269	2,871,126

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 4/20/2046	$2,409,719	$2,493,849
3.50%, 5/20/2046	2,487,214	2,574,050
3.50%, 10/20/2046	1,486,798	1,538,706
3.50%, 6/20/2047	972,458	1,006,530
3.50%, 8/20/2047	1,381,699	1,430,111
3.50%, 9/20/2047	1,487,533	1,539,653
3.50%, 10/20/2047	945,405	978,530
3.50%, 12/20/2047	6,575,000	6,805,373
4.00%, 4/15/2040	912,981	957,981
4.00%, 6/15/2040	58,105	60,969
4.00%, 3/20/2044	158,724	166,958
4.00%, 4/20/2044	236,938	249,229
4.00%, 6/20/2044	341,844	359,577
4.00%, 8/20/2044	352,541	370,829
4.00%, 9/20/2044	353,548	371,889
4.00%, 10/20/2044	324,756	341,603
4.00%, 12/20/2044	788,677	829,590
4.00%, 2/20/2045	563,647	592,887
4.00%, 5/15/2045	849,063	890,294
4.00%, 8/20/2045	581,959	611,332
4.00%, 9/20/2045	898,952	944,325
4.00%, 10/20/2045	831,555	873,526
4.00%, 11/20/2045	2,966,054	3,115,759
4.00%, 5/20/2046	193,501	203,268
4.00%, 3/20/2047	1,968,738	2,060,059
4.00%, 4/20/2047	780,593	814,859
4.00%, 7/20/2047	1,555,175	1,623,444
4.00%, 8/20/2047	2,399,305	2,504,629
4.00%, 9/20/2047	989,431	1,032,864
4.50%, 6/15/2039	42,184	44,798
4.50%, 7/15/2039	195,432	207,544
4.50%, 4/15/2040	687,767	730,090
4.50%, 6/15/2040	436,739	463,614
4.50%, 6/15/2040	14,815	15,726
4.50%, 3/15/2041	234,048	248,450
4.50%, 6/15/2041	223,858	237,362
4.50%, 9/20/2041	201,814	215,330
4.50%, 12/15/2041	45,388	48,126
4.50%, 1/15/2042	169,469	179,973
4.50%, 10/20/2043	139,602	148,300
4.50%, 4/20/2044	349,270	371,031
4.50%, 11/20/2044	787,192	833,814
4.50%, 12/20/2044	240,808	255,071
4.50%, 8/20/2045	457,731	484,840
4.50%, 9/20/2045	215,945	228,735
4.50%, 10/20/2045	814,542	862,784
4.50%, 4/20/2046	458,684	485,850
4.50%, 9/20/2047	590,470	623,718
4.50%, 12/20/2047	1,000,000	1,056,309
5.00%, 12/15/2038	235,178	256,377
5.00%, 4/15/2039	501,995	544,606
5.00%, 4/15/2039	2,088	2,265
5.00%, 5/15/2039	72,955	79,148
5.00%, 11/20/2041	1,165,515	1,257,510
5.00%, 5/20/2044	232,305	250,170
5.00%, 11/20/2044	306,684	329,626
5.50%, 6/15/2038	358,782	396,576
5.50%, 7/15/2038	375,824	415,413
5.50%, 2/15/2039	61,082	67,516
5.50%, 5/20/2044	370,922	402,937
6.00%, 1/15/2038	34,809	38,927
6.00%, 4/15/2038	113,580	127,794
6.00%, 6/15/2041	165,517	186,370
TBA 3.00%, 1/1/2048 (f)	7,800,000	7,871,906
TBA 3.50%, 1/1/2048 (f)	10,900,000	11,272,984
TBA 4.00%, 1/1/2048 (f)	2,950,000	3,076,066
TBA 4.50%, 1/1/2048 (f)	1,000,000	1,049,609
Tennessee Valley Authority:
2.88%, 9/15/2024	445,000	456,392
4.63%, 9/15/2060	14,000	17,656
5.25%, 9/15/2039	431,000	583,246
5.88%, 4/1/2036	128,000	179,759
7.13%, 5/1/2030	66,000	94,711
Series A, 2.88%, 2/1/2027	36,000	36,660

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $446,271,794)		442,926,628

U.S. TREASURY OBLIGATIONS — 36.5%
Treasury Bonds:
2.25%, 8/15/2046	2,706,000	2,440,974
2.50%, 2/15/2045	3,399,000	3,241,286
2.50%, 2/15/2046	2,381,800	2,267,164
2.50%, 5/15/2046	1,850,000	1,760,331
2.75%, 8/15/2042	2,151,000	2,166,487
2.75%, 11/15/2042	2,052,000	2,065,194
2.75%, 8/15/2047	4,000,000	4,005,600
2.75%, 11/15/2047	7,500,000	7,512,675
2.88%, 5/15/2043	1,900,000	1,953,941
2.88%, 8/15/2045	3,700,000	3,795,756
2.88%, 11/15/2046	2,109,700	2,164,615
3.00%, 11/15/2044	1,464,000	1,538,298
3.00%, 5/15/2045	200,000	210,080
3.00%, 11/15/2045	3,300,000	3,466,353
3.00%, 2/15/2047	3,400,000	3,575,746
3.00%, 5/15/2047	3,200,000	3,364,992
3.13%, 11/15/2041	2,518,000	2,707,656
3.13%, 2/15/2042	2,197,000	2,362,302
3.13%, 2/15/2043	1,240,000	1,332,467
3.13%, 8/15/2044	2,078,000	2,233,372
3.38%, 5/15/2044	2,164,000	2,428,506
3.50%, 2/15/2039	700,000	799,498
3.63%, 8/15/2043	3,950,000	4,610,835
3.63%, 2/15/2044	1,940,000	2,267,744
3.75%, 8/15/2041	150,000	177,837
3.75%, 11/15/2043	3,762,000	4,482,875
3.88%, 8/15/2040	150,000	180,782
4.25%, 11/15/2040	400,000	508,056
4.38%, 11/15/2039	500,000	643,440
4.38%, 5/15/2040	4,350,000	5,609,282
4.38%, 5/15/2041	1,500,000	1,941,285
4.50%, 2/15/2036	650,000	837,103
4.50%, 5/15/2038	5,000,000	6,500,050
4.63%, 2/15/2040	600,000	797,886
4.75%, 2/15/2037	546,000	727,480
4.75%, 2/15/2041	400,000	543,092
5.25%, 11/15/2028	500,000	634,245
5.25%, 2/15/2029	250,000	318,430

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 2/15/2031	$1,012,000	$1,344,867
5.50%, 8/15/2028	452,000	581,701
6.13%, 11/15/2027	1,086,000	1,439,406
6.25%, 8/15/2023	300,000	363,396
6.50%, 11/15/2026	1,054,000	1,400,049
6.88%, 8/15/2025	50,000	65,811
7.13%, 2/15/2023	800,000	989,544
7.88%, 2/15/2021	172,000	202,674
8.13%, 8/15/2019	170,000	186,879
8.75%, 5/15/2020	38,000	44,078
8.75%, 8/15/2020	345,000	404,733
8.88%, 2/15/2019	180,000	194,170
Treasury Notes:
0.75%, 8/15/2019	200,000	196,468
0.88%, 7/31/2019	490,000	482,581
1.00%, 3/15/2019	2,200,000	2,178,066
1.00%, 9/30/2019	250,000	246,308
1.00%, 10/15/2019	1,050,000	1,033,956
1.00%, 11/15/2019	1,050,000	1,033,137
1.00%, 11/30/2019	250,000	245,890
1.13%, 2/28/2019	8,825,400	8,752,591
1.13%, 12/31/2019	250,000	246,285
1.13%, 4/30/2020	400,000	392,888
1.13%, 2/28/2021	6,700,000	6,515,750
1.13%, 6/30/2021	400,000	387,428
1.13%, 9/30/2021	999,600	964,574
1.25%, 1/31/2019	4,870,000	4,839,465
1.25%, 3/31/2019	2,500,000	2,481,550
1.25%, 5/31/2019	1,300,000	1,289,275
1.25%, 8/31/2019	3,200,000	3,167,584
1.25%, 1/31/2020	7,750,000	7,647,932
1.25%, 2/29/2020	1,080,000	1,065,269
1.25%, 3/31/2021	905,600	883,304
1.38%, 2/28/2019	2,900,000	2,884,282
1.38%, 7/31/2019	2,425,000	2,406,885
1.38%, 9/30/2019	2,700,000	2,676,753
1.38%, 1/15/2020	1,100,000	1,088,692
1.38%, 1/31/2020	16,850,000	16,671,896
1.38%, 2/15/2020	1,400,000	1,384,642
1.38%, 2/29/2020	7,590,000	7,505,068
1.38%, 3/31/2020	3,650,000	3,607,295
1.38%, 4/30/2020	1,015,000	1,002,424
1.38%, 5/31/2020	400,000	394,884
1.38%, 8/31/2020	2,350,000	2,315,878
1.38%, 9/15/2020 (b)	3,150,000	3,105,207
1.38%, 1/31/2021	1,000,000	981,010
1.38%, 4/30/2021	3,624,000	3,545,830
1.38%, 6/30/2023	4,000,000	3,821,560
1.38%, 8/31/2023	3,000,000	2,860,260
1.50%, 1/31/2019	150,000	149,460
1.50%, 2/28/2019	150,000	149,411
1.50%, 3/31/2019	2,250,000	2,240,460
1.50%, 5/31/2019	1,161,400	1,155,581
1.50%, 10/31/2019	1,000,000	993,190
1.50%, 11/30/2019	1,685,000	1,672,750
1.50%, 4/15/2020	2,150,000	2,129,962
1.50%, 5/15/2020	3,100,000	3,070,302
1.50%, 6/15/2020	1,400,000	1,385,930
1.50%, 7/15/2020	3,250,000	3,215,322
1.50%, 8/15/2020	2,100,000	2,076,984
1.50%, 1/31/2022	850,000	829,141
1.50%, 2/28/2023	5,370,000	5,182,104
1.50%, 3/31/2023	1,796,000	1,731,452
1.50%, 8/15/2026	2,392,000	2,225,469
1.63%, 3/31/2019	449,800	448,500
1.63%, 4/30/2019	640,400	638,447
1.63%, 6/30/2019	5,762,800	5,742,745
1.63%, 7/31/2019	592,000	589,827
1.63%, 8/31/2019	870,600	867,083
1.63%, 12/31/2019	2,700,000	2,685,960
1.63%, 3/15/2020	2,100,000	2,087,295
1.63%, 7/31/2020	250,000	248,088
1.63%, 10/15/2020	9,150,000	9,068,839
1.63%, 11/30/2020	2,000,000	1,980,060
1.63%, 8/15/2022	1,972,000	1,925,974
1.63%, 8/31/2022	2,950,000	2,877,105
1.63%, 11/15/2022	3,964,000	3,862,918
1.63%, 5/31/2023	884,000	856,304
1.63%, 10/31/2023	4,730,000	4,567,146
1.63%, 2/15/2026	4,850,000	4,580,049
1.63%, 5/15/2026	300,000	282,615
1.75%, 9/30/2019	909,600	907,626
1.75%, 11/30/2019 (b)	15,300,000	15,261,138
1.75%, 10/31/2020	1,900,000	1,889,322
1.75%, 11/15/2020 (b)	3,300,000	3,281,124
1.75%, 12/31/2020	1,000,000	993,160
1.75%, 3/31/2022	500,000	491,860
1.75%, 5/15/2022	3,432,000	3,376,436
1.75%, 5/31/2022	1,050,000	1,031,677
1.75%, 6/30/2022	2,100,000	2,062,263
1.75%, 9/30/2022	2,470,000	2,420,600
1.75%, 1/31/2023	2,100,000	2,052,981
1.75%, 5/15/2023	3,610,000	3,521,591
1.88%, 12/31/2019	11,100,000	11,096,448
1.88%, 12/15/2020	11,700,000	11,665,953
1.88%, 1/31/2022	1,399,600	1,385,310
1.88%, 4/30/2022	3,500,000	3,458,455
1.88%, 7/31/2022	3,200,000	3,156,896
1.88%, 9/30/2022	5,100,000	5,026,458
1.88%, 10/31/2022	47,000	46,321
1.88%, 8/31/2024	2,150,000	2,092,509
2.00%, 7/31/2020	634,000	635,072
2.00%, 9/30/2020	400,000	400,556
2.00%, 11/30/2020	3,300,000	3,303,168
2.00%, 2/28/2021	518,000	517,725
2.00%, 5/31/2021	300,000	299,520
2.00%, 8/31/2021	1,913,600	1,907,419
2.00%, 10/31/2021	300,000	298,794
2.00%, 11/15/2021	1,103,800	1,100,555
2.00%, 12/31/2021	2,100,000	2,089,668
2.00%, 2/15/2022	780,000	776,311
2.00%, 10/31/2022 (b)	17,200,000	17,052,424
2.00%, 11/30/2022 (b)	5,045,000	4,999,393
2.00%, 2/15/2023	9,040,000	8,947,250
2.00%, 2/15/2025	456,000	445,767
2.00%, 8/15/2025	200,000	194,982
2.13%, 8/31/2020	994,000	998,682
2.13%, 1/31/2021	650,000	652,288

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
2.13%, 6/30/2021	$1,000,000	$1,002,050
2.13%, 8/15/2021	3,201,600	3,206,050
2.13%, 9/30/2021	475,000	475,333
2.13%, 12/31/2021	809,800	810,027
2.13%, 6/30/2022	500,000	499,080
2.13%, 12/31/2022	3,400,000	3,386,434
2.13%, 11/30/2023	2,000,000	1,983,880
2.13%, 2/29/2024	4,000,000	3,960,880
2.13%, 9/30/2024	500,000	493,745
2.13%, 11/30/2024	7,000,000	6,908,230
2.13%, 5/15/2025	4,549,000	4,479,719
2.25%, 3/31/2021	1,133,600	1,141,161
2.25%, 4/30/2021	1,000,000	1,006,630
2.25%, 7/31/2021	800,000	804,744
2.25%, 12/31/2023	2,214,000	2,210,125
2.25%, 10/31/2024	10,000,000	9,953,900
2.25%, 11/15/2024	7,444,000	7,405,887
2.25%, 12/31/2024	6,300,000	6,266,547
2.25%, 11/15/2025	1,400,000	1,387,750
2.25%, 2/15/2027	8,986,000	8,870,081
2.25%, 8/15/2027	5,700,000	5,620,656
2.25%, 11/15/2027 (b)	10,350,000	10,205,825
2.38%, 12/31/2020	2,542,000	2,570,877
2.38%, 8/15/2024	2,955,000	2,964,958
2.38%, 5/15/2027	2,600,000	2,592,876
2.50%, 8/15/2023	2,308,000	2,340,058
2.50%, 5/15/2024	9,694,000	9,804,512
2.63%, 8/15/2020	4,374,000	4,450,458
2.63%, 11/15/2020	11,696,000	11,907,112
2.75%, 2/15/2019	200,000	202,012
2.75%, 11/15/2023	10,383,000	10,665,313
2.75%, 2/15/2024	4,618,000	4,739,592
3.13%, 5/15/2019	3,074,800	3,127,317
3.13%, 5/15/2021	348,400	360,549
3.38%, 11/15/2019	2,142,600	2,201,479
3.50%, 5/15/2020	1,455,000	1,508,049
3.63%, 8/15/2019	68,200	70,095
3.63%, 2/15/2020	1,499,500	1,553,107
3.63%, 2/15/2021	11,356,000	11,909,378

TOTAL U.S. TREASURY OBLIGATIONS (Cost $543,749,525)		542,094,541

MUNICIPAL BONDS & NOTES — 0.6%
CALIFORNIA — 0.2%
California, Bay Area Toll Authority Revenue Series S1-SUB, 7.04%, 4/1/2050	100,000	157,982
California, State General Obligation:
7.30%, 10/1/2039	250,000	372,965
7.35%, 11/1/2039	110,000	165,079
7.50%, 4/1/2034	175,000	259,144
7.55%, 4/1/2039	175,000	275,382
7.63%, 3/1/2040	90,000	140,801
California, State University Series B, 3.90%, 11/1/2047	100,000	105,175
Los Angeles, CA, Department of Water & Power Revenue:
6.57%, 7/1/2045	150,000	225,753
6.60%, 7/1/2050	160,000	248,542
Los Angeles, CA, Unified School District, General Obligation Series RY, 6.76%, 7/1/2034	150,000	207,168
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue 6.26%, 4/1/2049	235,000	347,170
State of California Department of Water Res. Power Supply Revenue Series P, 2.00%, 5/1/2022	85,000	83,078
University of California:
Series AD, 4.86%, 5/15/2112	150,000	167,436
Series AQ, 4.77%, 5/15/2115	75,000	82,004
Series AX, 3.06%, 7/1/2025	100,000	101,089

		2,938,768

CONNECTICUT — 0.0% (a)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	110,965

GEORGIA — 0.0% (a)
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	175,000	224,322
7.06%, 4/1/2057	100,000	123,238

		347,560

ILLINOIS — 0.1%
Chicago Transit Authority Series B, 6.90%, 12/1/2040	70,000	94,912
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	25,000	32,508
City of Chicago IL:
Series B, 7.38%, 1/1/2033	35,000	40,494
Series B, 7.75%, 1/1/2042	50,000	55,534
State of Illinois:
4.95%, 6/1/2023	90,000	93,919
5.10%, 6/1/2033	320,000	319,469
7.35%, 7/1/2035	500,000	578,085

		1,214,921

KANSAS — 0.0% (a)
Kansas Devlopment Finance Authority Series H, 4.93%, 4/15/2045	50,000	56,981

MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts 4.91%, 5/1/2029	100,000	117,385

MISSISSIPPI — 0.0% (a)
Mississippi, State General Obligation 5.25%, 11/1/2034	100,000	119,688

MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri 3.65%, 8/15/2057	15,000	15,245

NEW JERSEY — 0.1%
New Jersey Economic Development Authority Series A, 7.43%, 2/15/2029	275,000	343,931

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
New Jersey Transportation Trust Revenue Series C, 6.10%, 12/15/2028	$100,000	$104,945
New Jersey Turnpike Authority Revenue 7.10%, 1/1/2041	275,000	410,831
Rutgers, State University of New Jersey 5.67%, 5/1/2040	205,000	251,765

		1,111,472

NEW YORK — 0.1%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	291,417
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	127,225
New York, NY, General Obligation:
5.52%, 10/1/2037	85,000	107,216
Series A2, 5.21%, 10/1/2031	100,000	116,901
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	150,000	212,314
New York, State Dormitory Authority, State Personal Income Tax Revenue 5.63%, 3/15/2039	105,000	131,140
Port Authority of New York & New Jersey:
Series 192, 4.81%, 10/15/2065	150,000	182,725
Series 20, 4.23%, 10/15/2057	125,000	138,453

		1,307,391

OHIO — 0.0% (a)
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	100,000	121,143
Ohio, American Municipal Power, Inc. Revenue 8.08%, 2/15/2050	200,000	340,850

		461,993

OREGON — 0.0% (a)
Oregon School Boards Association Series B, 5.68%, 6/30/2028	100,000	118,209

PENNSYLVANIA — 0.0% (a)
Pennsylvania, Turnpike Commission Revenue Series B, 5.51%, 12/1/2045	75,000	98,103
State Public School Building Authority 5.00%, 9/15/2027	95,000	106,249

		204,352

SOUTH CAROLINA — 0.0% (a)
California, State Public Service Authority Series D, 2.39%, 12/1/2023	100,000	95,197

TENNESSEE — 0.0% (a)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue 4.05%, 7/1/2026	10,000	10,618

TEXAS — 0.1%
City of Houston TX 3.96%, 3/1/2047	100,000	102,772
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	165,000	224,172
North Texas, Tollway Authority Revenue 6.72%, 1/1/2049	50,000	76,065
San Antonio, TX, Public Service Board Revenue 5.99%, 2/1/2039	75,000	100,994
Texas, State General Obligation 5.52%, 4/1/2039	100,000	131,280
Texas, State Transportation Commission Revenue Series B-BUILD, 5.18%, 4/1/2030	110,000	132,158
University of Texas System Series A, 3.35%, 8/15/2047	100,000	100,556

		867,997

WASHINGTON — 0.0% (a)
Washington, State General Obligation 5.14%, 8/1/2040	150,000	189,338

WISCONSIN — 0.0% (a)
State of Wisconsin Series C, 3.15%, 5/1/2027	100,000	101,398

TOTAL MUNICIPAL BONDS & NOTES (Cost $8,548,389)		9,389,478

ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
AmeriCredit Automobile Receivables Trust 2017-1 Series 2017-1, Class A3, 1.87%, 8/18/2021	700,000	696,920
AmeriCredit Automobile Receivables Trust 2017-3 Series 2017-3, Class A3, 1.90%, 3/18/2022	300,000	297,937
CarMax Auto Owner Trust Series 2015-4, Class A4, 1.83%, 6/15/2021	750,000	745,044
Ford Credit Floorplan Master Owner Trust A Series 2017-2, Class A1, 2.16%, 9/15/2022	300,000	298,653
Ford Credit Auto Owner Trust Series 2017-B, Class A3, 1.69%, 11/15/2021	145,000	143,660
Honda Auto Receivables 2017-4 Owner Trust Series 2017-4, Class A3, 2.05%, 11/22/2021	300,000	299,274
Nissan Auto Receivables 2017-B Owner Trust Series 2017-B, Class A3, 1.75%, 10/15/2021	290,000	287,757

		2,769,245

CREDIT CARD — 0.2%
American Express Credit Account Master Trust:
Series 2017-4, Class A, 1.64%, 12/15/2021	240,000	238,701

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-6, Class A, 2.04%, 5/15/2023	$500,000	$497,296
BA Credit Card Trust Series 2017-A1, Class A1, 1.95%, 8/15/2022	200,000	199,017
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4, 1.33%, 6/15/2022	500,000	493,741
Chase Issuance Trust Series 2015-A4, Class A4, 1.84%, 4/15/2022	500,000	496,075
Citibank Credit Card Issuance Trust:
Series 2017-A3, Class A3, 1.92%, 4/7/2022	500,000	496,915
Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	333,560
Discover Card Execution Note Trust Series 2014-A4, Class A4, 2.12%, 12/15/2021	500,000	500,208
Synchrony Credit Card Master Note Trust Series 2016-2, Class A, 2.21%, 5/15/2024	200,000	198,749

		3,454,262

TOTAL ASSET-BACKED SECURITIES (Cost $6,273,243)		6,223,507

MORTGAGE-BACKED SECURITIES — 1.0%
BANK 2017-BNK7 Series 2017-BNK7, Class A4, 3.18%, 9/15/2060	300,000	301,210
CD 2017-CD6 Mortgage Trust Series 2017-CD6, Class A5, 3.46%, 11/13/2050	255,000	262,585
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class A4, 3.02%, 9/10/2045	500,000	507,059
Series 2014-GC25, Class A3, 3.37%, 10/10/2047	500,000	510,903
COMM Mortgage Trust:
Series 2012-LC4, Class AM, 4.06%, 12/10/2044	1,500,000	1,557,014
Series 2014-UBS3, Class A4, 3.82%, 6/10/2047	500,000	524,599
Commercial Mortgage Pass Through Certificates Series 2014-CR14, Class A3, 3.96%, 2/10/2047	500,000	528,583
CSAIL 2017-CX10 Commercial Mortgage Trust Series 2017-CX10, Class A5, 3.46%, 11/15/2050	500,000	512,018
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A1, 1.72%, 8/15/2048	644,423	640,026
GS Mortgage Securities Corp. II Series 2015-GC30, Class A4, 3.38%, 5/10/2050	1,600,000	1,640,326
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C6, Class ASB, 3.14%, 5/15/2045	211,381	214,880
Series 2013-C10, Class A5, 3.14%, 12/15/2047	500,000	509,590
Series 2014-C20, Class A2, 2.87%, 7/15/2047	900,000	905,737
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class A4, 3.80%, 9/15/2047	1,500,000	1,571,147
JPMDB Commercial Mortgage Securities Trust 2017-C7 Series 2017-C7, Class A5, 3.41%, 10/15/2050	500,000	512,825
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C21, Class A2, 2.93%, 3/15/2048	350,000	353,530
Series 2015-C23, Class A3, 3.45%, 7/15/2050	500,000	513,385
Series 2013-C10, Class A3, VRN 3.97%, 7/15/2046 (d).	500,000	528,951
UBS Commercial Mortgage Trust 2017-C4 Series 2017-C4, Class A4, 3.56%, 10/15/2050	325,000	334,766
Wells Fargo Commercial Mortgage Trust Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,335,000	1,403,588
Wells Fargo Commercial Mortgage Trust 2017-C41 Series 2017-C41, Class A4, 3.47%, 11/15/2050	300,000	307,447
WFRBS Commercial Mortgage Trust Series 2012-C9, Class A3, 2.87%, 11/15/2045	200,000	200,828
WFRBS Commercial Mortgage Trust 2014-C19 Series 2014-C19, Class AS, 4.27%, 3/15/2047	638,000	677,642

TOTAL MORTGAGE-BACKED SECURITIES (Cost $15,082,311)		15,018,639

	Shares
SHORT-TERM INVESTMENTS — 9.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (g) (h)	110,919,173	110,919,173
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	28,934,926	28,934,926

TOTAL SHORT-TERM INVESTMENTS (Cost $139,854,099)		139,854,099

TOTAL INVESTMENTS — 108.8% (Cost $1,612,837,668)		1,617,368,355
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.8)%		(130,539,083)

NET ASSETS — 100.0%		$1,486,829,272

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2017.
(e)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of December 31, 2017. Maturity date shown is the final maturity.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2017.
(i)	Investment of cash collateral for securities loaned.

GMTN = Global Medium Term Note

ISDA = International Swaps and Derivatives Association

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$627,904	$—	$627,904
Aerospace & Defense	—	5,738,662	—	5,738,662
Agriculture	—	4,333,720	—	4,333,720
Airlines	—	1,448,262	—	1,448,262
Apparel	—	263,411	—	263,411
Auto Manufacturers	—	8,691,994	—	8,691,994
Auto Parts & Equipment	—	407,005	—	407,005
Banks	—	83,405,960	—	83,405,960
Beverages	—	10,354,551	—	10,354,551
Biotechnology	—	6,535,860	—	6,535,860
Chemicals	—	6,624,079	—	6,624,079
Commercial Services	—	3,125,074	—	3,125,074
Construction Materials	—	1,718,124	—	1,718,124
Distribution & Wholesale	—	173,613	—	173,613
Diversified Financial Services	—	14,708,837	—	14,708,837
Electric	—	27,339,174	—	27,339,174
Electrical Components & Equipment	—	330,890	—	330,890
Electronics	—	2,878,059	—	2,878,059
Engineering & Construction	—	154,983	—	154,983
Environmental Control	—	1,144,826	—	1,144,826
Food	—	5,961,187	—	5,961,187
Forest Products & Paper	—	771,162	—	771,162
Gas	—	1,961,778	—	1,961,778
Hand & Machine Tools	—	107,302	—	107,302
Health Care Products	—	6,744,007	—	6,744,007
Health Care Services	—	7,576,376	—	7,576,376
Holding Companies-Divers	—	107,641	—	107,641
Home Builders	—	342,964	—	342,964
Home Furnishings	—	599,687	—	599,687
Household Products	—	2,313,685	—	2,313,685
Household Products & Wares	—	864,354	—	864,354
Housewares	—	545,988	—	545,988
Insurance	—	11,168,017	—	11,168,017
Internet	—	5,231,011	—	5,231,011
Investment Company Security	—	304,698	—	304,698

See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Iron/Steel	$—	$843,655	$—	$843,655
IT Services	—	11,294,914	—	11,294,914
Leisure Time	—	671,529	—	671,529
Lodging	—	505,951	—	505,951
Machinery, Construction & Mining	—	1,922,077	—	1,922,077
Machinery-Diversified	—	2,127,509	—	2,127,509
Media	—	14,700,953	—	14,700,953
Metal Fabricate & Hardware	—	169,664	—	169,664
Mining	—	3,108,268	—	3,108,268
Miscellaneous Manufacturer	—	4,602,840	—	4,602,840
Office & Business Equipment	—	526,041	—	526,041
Oil & Gas	—	25,996,914	—	25,996,914
Oil & Gas Services	—	2,212,483	—	2,212,483
Packaging & Containers	—	738,273	—	738,273
Pharmaceuticals	—	18,490,998	—	18,490,998
Pipelines	—	15,444,121	—	15,444,121
Real Estate	—	108,461	—	108,461
Real Estate Investment Trusts	—	13,552,597	—	13,552,597
Retail	—	12,101,326	—	12,101,326
Semiconductors	—	5,252,300	—	5,252,300
Shipbuilding	—	150,042	—	150,042
Software	—	12,147,084	—	12,147,084
Telecommunications	—	20,244,749	—	20,244,749
Textiles	—	102,438	—	102,438
Toys/Games/Hobbies	—	79,766	—	79,766
Transportation	—	7,514,396	—	7,514,396
Trucking & Leasing	—	327,141	—	327,141
Water	—	237,117	—	237,117
Foreign Government Obligations	—	62,083,011	—	62,083,011
U.S. Government Agency Obligations	—	442,926,628	—	442,926,628
U.S. Treasury Obligations	—	542,094,541	—	542,094,541
Municipal Bonds & Notes	—	9,389,478	—	9,389,478
Asset-Backed Securities
Automobile	—	2,769,245	—	2,769,245
Credit Card	—	3,454,262	—	3,454,262
Mortgage-Backed Securities	—	15,018,639	—	15,018,639

Short-Term Investments	139,854,099	—	—	139,854,099

TOTAL INVESTMENTS	$139,854,099	$1,477,514,256	$—	$1,617,368,355

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	13,219,074	$13,219,074	$184,797,444	$87,097,345	$—	$—	110,919,173	$110,919,173	$177,202
State Street Navigator Securities Lending Government Money Market Portfolio	2,700,520	2,700,520	91,153,567	64,919,161	—	—	28,934,926	28,934,926	24,298

TOTAL		$15,919,594	$275,951,011	$152,016,506	$—	$—		$139,854,099	$201,500

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.9%
ADVERTISING — 0.2%
Interpublic Group of Cos., Inc.:
3.75%, 2/15/2023	$425,000	$437,125
4.20%, 4/15/2024	418,000	437,922
Omnicom Group, Inc.:
3.60%, 4/15/2026	1,153,000	1,163,100
3.63%, 5/1/2022	1,176,000	1,215,772
3.65%, 11/1/2024	566,000	579,946
4.45%, 8/15/2020	776,000	813,884
6.25%, 7/15/2019	32,000	33,848
WPP Finance 2010:
3.63%, 9/7/2022	187,000	192,571
3.75%, 9/19/2024	867,500	886,715
4.75%, 11/21/2021	713,000	762,554

		6,523,437

AEROSPACE & DEFENSE — 1.6%
Boeing Capital Corp. 4.70%, 10/27/2019	50,000	52,258
Boeing Co.:
1.65%, 10/30/2020	294,000	289,946
1.88%, 6/15/2023	450,000	434,021
2.13%, 3/1/2022	272,000	269,821
2.25%, 6/15/2026	200,000	189,988
2.35%, 10/30/2021	75,000	75,044
2.60%, 10/30/2025	250,000	246,918
2.80%, 3/1/2027	515,000	510,411
2.85%, 10/30/2024	460,000	464,425
4.88%, 2/15/2020	233,000	246,064
6.00%, 3/15/2019	854,000	893,199
Embraer Netherlands Finance B.V.:
5.05%, 6/15/2025	410,000	436,416
5.40%, 2/1/2027 (a)	1,320,000	1,435,091
General Dynamics Corp.:
1.88%, 8/15/2023	415,000	397,445
2.13%, 8/15/2026	527,000	493,973
2.25%, 11/15/2022	980,000	966,623
2.38%, 11/15/2024	675,000	659,529
3.88%, 7/15/2021	2,000	2,098
Harris Corp.:
2.70%, 4/27/2020	425,000	426,653
3.83%, 4/27/2025	307,000	318,187
4.40%, 12/15/2020	275,000	288,348
5.55%, 10/1/2021	375,000	410,265
L3 Technologies, Inc.:
3.85%, 12/15/2026	260,000	267,558
3.95%, 5/28/2024	258,000	267,120
4.75%, 7/15/2020	834,000	877,268
4.95%, 2/15/2021	520,000	551,476
5.20%, 10/15/2019	859,000	899,820
Lockheed Martin Corp.:
2.50%, 11/23/2020	3,450,000	3,474,599
2.90%, 3/1/2025	425,000	423,610
3.10%, 1/15/2023	464,000	471,777
3.35%, 9/15/2021	739,000	760,039
3.55%, 1/15/2026	522,000	542,405
4.25%, 11/15/2019	712,000	738,529
Northrop Grumman Corp.:
2.08%, 10/15/2020	2,946,000	2,921,813
2.55%, 10/15/2022	1,111,000	1,102,634
2.93%, 1/15/2025	900,000	893,898
3.20%, 2/1/2027	550,000	552,546
3.25%, 8/1/2023	784,000	799,962
3.50%, 3/15/2021	438,000	451,306
5.05%, 8/1/2019	352,000	367,569
Raytheon Co.:
2.50%, 12/15/2022	1,061,000	1,058,114
3.13%, 10/15/2020	922,000	943,759
3.15%, 12/15/2024	778,000	794,579
4.40%, 2/15/2020	125,000	130,628
7.20%, 8/15/2027	155,000	206,282
Rockwell Collins, Inc.:
1.95%, 7/15/2019	315,000	313,457
2.80%, 3/15/2022	959,000	959,422
3.20%, 3/15/2024	629,000	634,309
3.50%, 3/15/2027	1,047,000	1,064,454
3.70%, 12/15/2023	550,000	569,250
5.25%, 7/15/2019	26,000	27,130
Spirit AeroSystems, Inc. 3.85%, 6/15/2026	385,000	389,081
United Technologies Corp.:
1.50%, 11/1/2019	600,000	592,998
1.90%, 5/4/2020	767,000	759,545
1.95%, 11/1/2021	2,858,000	2,792,209
2.30%, 5/4/2022	575,000	567,117
2.65%, 11/1/2026	695,000	669,952
2.80%, 5/4/2024	575,000	570,429
3.10%, 6/1/2022	1,079,000	1,099,328
3.13%, 5/4/2027	650,000	649,759
4.50%, 4/15/2020	721,000	755,896

		41,418,350

AGRICULTURE — 1.3%
Altria Group, Inc.:
2.63%, 1/14/2020	816,000	821,280
2.63%, 9/16/2026	285,000	275,883
2.85%, 8/9/2022	2,072,000	2,085,841
2.95%, 5/2/2023	250,000	251,773
4.00%, 1/31/2024	726,000	771,215
4.75%, 5/5/2021	992,000	1,064,029
9.25%, 8/6/2019	888,000	984,721
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	970,000	923,576
4.48%, 3/1/2021	186,000	197,647
BAT Capital Corp.:
2.30%, 8/14/2020 (b)	1,525,000	1,516,185
2.76%, 8/15/2022 (b)	1,175,000	1,167,151
3.22%, 8/15/2024 (b)	2,111,000	2,109,290
3.56%, 8/15/2027 (b)	2,283,000	2,285,283
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	1,100,000	1,090,792
3.25%, 8/15/2026	586,000	560,532
3.50%, 11/24/2020	137,000	139,567
3.75%, 9/25/2027	540,000	531,878
8.50%, 6/15/2019	535,000	579,849

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Philip Morris International, Inc.:
1.88%, 11/1/2019	$1,400,000	$1,391,040
1.88%, 2/25/2021	444,000	436,128
2.00%, 2/21/2020	839,000	833,647
2.13%, 5/10/2023	359,000	346,320
2.38%, 8/17/2022	690,000	679,912
2.50%, 8/22/2022	865,000	856,039
2.50%, 11/2/2022	750,000	741,690
2.63%, 2/18/2022	500,000	499,835
2.63%, 3/6/2023	274,000	271,159
2.75%, 2/25/2026 (a)	652,000	638,451
2.90%, 11/15/2021	620,000	626,969
3.13%, 8/17/2027 (a)	450,000	449,163
3.25%, 11/10/2024	603,000	613,329
3.38%, 8/11/2025	484,000	494,014
3.60%, 11/15/2023	383,000	398,443
4.13%, 5/17/2021	100,000	105,158
4.50%, 3/26/2020	875,000	915,617
Reynolds American, Inc.:
3.25%, 6/12/2020	1,132,000	1,150,542
4.00%, 6/12/2022	712,000	743,976
4.45%, 6/12/2025	1,281,000	1,365,969
4.85%, 9/15/2023	488,000	531,164
6.88%, 5/1/2020	930,000	1,019,392
8.13%, 6/23/2019	855,000	924,734

		33,389,183

AIRLINES — 0.4%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	364,740	384,556
American Airlines 2014-1 Class A Pass Through Trust, Series A, 3.70%, 4/1/2028	166,140	168,968
American Airlines 2016-3 Pass Through Trust, Class AA 3.00%, 4/15/2030	437,574	428,599
American Airlines 2017-1 Pass Through Trust, Class AA Series AA, 3.65%, 8/15/2030	500,000	511,120
American Airlines 2017-2 Pass Through Trust, Class AA Series AA, 3.35%, 4/15/2031	750,000	751,350
Continental Airlines 2009-2 Class A Pass Through Trust Series A, 7.25%, 5/10/2021	63,010	68,012
Continental Airlines 2012-1 Pass Through Trust, Class A Series A, 4.15%, 10/11/2025	83,301	86,827
Continental Airlines 2012-2 Pass Through Trust, Class A Series 2-A, 4.00%, 4/29/2026	837,307	869,342
Delta Air Lines 2007-1 Pass Through Trust, Class A Series 071A, 6.82%, 2/10/2024	150,126	170,152
Delta Air Lines, Inc.:
2.60%, 12/4/2020	1,305,000	1,299,232
2.88%, 3/13/2020	665,000	668,285
3.63%, 3/15/2022	965,000	981,473
Southwest Airlines Co.:
2.65%, 11/5/2020	350,000	351,767
2.75%, 11/6/2019	555,000	559,179
2.75%, 11/16/2022	800,000	800,080
3.00%, 11/15/2026	365,000	354,973
3.45%, 11/16/2027	600,000	596,028
United Airlines 2013-1 Pass Through Trust, Class A Series A, 4.30%, 2/15/2027	133,815	140,693
United Airlines 2014-2 Pass Through Trust, Class A Series A, 3.75%, 3/3/2028	323,133	331,596
United Airlines 2015-1 Pass Through Trust, Class AA 3.45%, 6/1/2029	35,244	35,757
United Airlines 2016-1 Pass Through Trust, Class A Series A, 3.45%, 1/7/2030	629,000	631,793
US Airways 2013-1 Class A Pass Through Trust 3.95%, 5/15/2027	128,266	131,915

		10,321,697

APPAREL — 0.1%
NIKE, Inc.:
2.25%, 5/1/2023	391,000	388,928
2.38%, 11/1/2026	965,000	918,545
Ralph Lauren Corp. 2.63%, 8/18/2020	550,000	553,459
VF Corp. 3.50%, 9/1/2021	525,000	541,931

		2,402,863

AUTO MANUFACTURERS — 2.6%
American Honda Finance Corp.:
Series A, 2.15%, 3/13/2020	201,000	200,530
Series GMTN, 1.70%, 9/9/2021	525,000	511,282
Series GMTN, 2.30%, 9/9/2026 (a)	320,000	302,570
Series MTN, 1.20%, 7/12/2019	909,000	897,010
Series MTN, 1.65%, 7/12/2021	599,000	582,989
Series MTN, 1.95%, 7/20/2020	845,000	838,122
Series MTN, 2.00%, 11/13/2019	500,000	498,260
Series MTN, 2.00%, 2/14/2020	452,000	449,916
Series MTN, 2.25%, 8/15/2019	703,000	703,984
Series MTN, 2.45%, 9/24/2020	765,000	767,020
Series MTN, 2.60%, 11/16/2022	1,425,000	1,425,741
Series MTN, 2.90%, 2/16/2024	575,000	578,122
Ford Motor Co. 4.35%, 12/8/2026 (a)	867,000	905,686
Ford Motor Credit Co. LLC:
1.90%, 8/12/2019	635,000	628,726
2.02%, 5/3/2019	790,000	785,608
2.34%, 11/2/2020	1,050,000	1,040,203
2.38%, 3/12/2019	681,000	680,884
2.43%, 6/12/2020	550,000	547,074
2.46%, 3/27/2020	325,000	323,940
2.60%, 11/4/2019	1,367,000	1,367,820
2.68%, 1/9/2020	1,925,000	1,928,927
2.98%, 8/3/2022	760,000	756,147
3.10%, 5/4/2023	737,000	732,364
3.16%, 8/4/2020	1,017,000	1,029,387

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 1/15/2021	$1,444,000	$1,463,653
3.22%, 1/9/2022	417,000	419,881
3.34%, 3/18/2021	1,285,000	1,305,766
3.34%, 3/28/2022	700,000	707,602
3.66%, 9/8/2024	722,000	730,029
3.81%, 1/9/2024	530,000	541,989
3.82%, 11/2/2027	804,000	804,997
4.13%, 8/4/2025	1,147,000	1,185,941
4.25%, 9/20/2022	758,000	794,862
4.38%, 8/6/2023	458,000	481,610
5.75%, 2/1/2021	541,000	587,023
5.88%, 8/2/2021	1,402,000	1,540,223
8.13%, 1/15/2020	1,040,000	1,152,060
Series GMTN, 4.39%, 1/8/2026	1,029,000	1,079,256
General Motors Co.:
4.00%, 4/1/2025	117,000	120,088
4.20%, 10/1/2027 (a)	550,000	570,020
4.88%, 10/2/2023	197,000	213,256
General Motors Financial Co., Inc.:
2.35%, 10/4/2019 (a)	534,000	533,092
2.40%, 5/9/2019	998,000	998,264
2.45%, 11/6/2020	2,075,000	2,058,753
2.65%, 4/13/2020	837,000	837,402
3.15%, 1/15/2020	792,000	800,934
3.15%, 6/30/2022	1,208,000	1,206,886
3.20%, 7/13/2020	1,517,000	1,535,993
3.20%, 7/6/2021	1,444,000	1,455,723
3.45%, 1/14/2022	1,232,000	1,248,189
3.45%, 4/10/2022	1,992,000	2,017,159
3.50%, 7/10/2019	488,000	494,983
3.50%, 11/7/2024	700,000	698,677
3.70%, 11/24/2020	786,000	806,648
3.70%, 5/9/2023	575,000	586,523
3.95%, 4/13/2024	755,000	777,288
4.00%, 1/15/2025	591,000	608,511
4.00%, 10/6/2026 (a)	500,000	508,855
4.20%, 3/1/2021	969,000	1,008,641
4.25%, 5/15/2023	459,000	479,761
4.30%, 7/13/2025	750,000	781,110
4.35%, 1/17/2027	841,000	874,901
4.38%, 9/25/2021	658,000	690,729
5.25%, 3/1/2026	760,000	834,419
PACCAR Financial Corp.:
Series MTN, 1.95%, 2/27/2020	525,000	521,750
Series MTN, 2.05%, 11/13/2020	1,080,000	1,073,153
Series MTN, 2.20%, 9/15/2019	100,000	100,087
Series MTN, 2.30%, 8/10/2022	1,055,000	1,042,361
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	860,000	854,659
Series GMTN, 1.90%, 4/8/2021	943,000	929,892
Series GMTN, 2.80%, 7/13/2022	103,000	104,161
Series MTN, 2.75%, 5/17/2021	770,000	778,231
Series MTN, 1.40%, 5/20/2019	553,000	547,785
Series MTN, 1.55%, 10/18/2019	682,000	675,146
Series MTN, 1.70%, 1/9/2019	75,000	74,770
Series MTN, 1.70%, 2/19/2019	1,429,000	1,423,541
Series MTN, 2.13%, 7/18/2019	975,000	974,971
Series MTN, 2.15%, 3/12/2020	945,000	943,545
Series MTN, 2.15%, 9/8/2022	1,500,000	1,475,205
Series MTN, 2.60%, 1/11/2022	983,000	987,079
Series MTN, 2.63%, 1/10/2023	400,000	400,220
Series MTN, 2.90%, 4/17/2024	503,000	508,367
Series MTN, 3.20%, 1/11/2027	565,000	575,718
Series MTN, 3.30%, 1/12/2022	774,000	797,754
Series MTN, 3.40%, 9/15/2021	716,000	740,344
Series MTN, 4.25%, 1/11/2021	450,000	474,376
Series MTN, 4.50%, 6/17/2020	175,000	184,110

		70,211,234

AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC:
3.15%, 11/19/2020	200,000	203,156
4.25%, 1/15/2026	600,000	636,222
BorgWarner, Inc. 3.38%, 3/15/2025 (a)	400,000	401,980
Delphi Corp. 4.15%, 3/15/2024	291,000	307,791
Harman International Industries, Inc. 4.15%, 5/15/2025	389,000	403,490
Lear Corp.:
3.80%, 9/15/2027	785,000	786,138
5.25%, 1/15/2025	545,000	582,581
Magna International, Inc.:
3.63%, 6/15/2024	325,000	336,027
4.15%, 10/1/2025	175,000	186,086

		3,843,471

BANKS — 27.1%
Australia & New Zealand Banking Group, Ltd.:
2.05%, 9/23/2019	550,000	547,784
2.55%, 11/23/2021	674,000	670,947
2.63%, 5/19/2022	650,000	647,985
Series MTN, 1.60%, 7/15/2019	553,000	547,636
Series MTN, 2.13%, 8/19/2020	900,000	892,962
Series MTN, 2.25%, 6/13/2019	711,000	711,377
Series MTN, 2.25%, 11/9/2020	1,100,000	1,093,499
Series MTN, 2.30%, 6/1/2021	1,496,000	1,482,192
Series MTN, 2.63%, 11/9/2022 (a)	750,000	744,697
Series MTN, 2.70%, 11/16/2020	554,000	557,119
Series MTN, 3.70%, 11/16/2025 (a)	251,000	263,419
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	1,685,000	1,699,592
Banco Santander SA:
3.13%, 2/23/2023	1,330,000	1,322,712
3.50%, 4/11/2022	666,000	678,867
4.25%, 4/11/2027	400,000	415,420
Bancolombia SA 5.95%, 6/3/2021	578,000	626,772
Bank of America Corp.:
4.10%, 7/24/2023	899,000	955,026
5.49%, 3/15/2019	120,000	124,336
5.70%, 1/24/2022	70,000	78,182
7.63%, 6/1/2019	3,000	3,226
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (c)	2,640,000	2,644,752

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (c)	$1,315,000	$1,348,454
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (b) (c)	10,551,000	10,574,633
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (b) (c)	3,572,000	3,567,357
3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	1,226,000	1,221,439
Series GMTN, 2.63%, 4/19/2021	1,301,000	1,307,596
Series GMTN, 3.30%, 1/11/2023	3,242,000	3,317,279
Series GMTN, 3.50%, 4/19/2026	1,737,000	1,777,680
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (c)	1,752,000	1,748,146
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (c)	1,117,000	1,114,598
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	1,350,000	1,372,707
Series L, 2.25%, 4/21/2020	2,189,000	2,189,372
Series L, 2.60%, 1/15/2019	25,000	25,096
Series L, 2.65%, 4/1/2019	2,062,000	2,075,671
Series L, 3.95%, 4/21/2025	3,195,000	3,302,576
Series L, 4.18%, 11/25/2027	1,033,000	1,078,276
Series MTN, 2.15%, 11/9/2020	682,000	680,677
Series MTN, 2.50%, 10/21/2022	1,308,000	1,293,965
Series MTN, 2.63%, 10/19/2020	1,643,000	1,654,797
Series MTN, 3.25%, 10/21/2027	900,000	891,873
Series MTN, 3.88%, 8/1/2025	2,493,000	2,624,107
Series MTN, 4.00%, 4/1/2024	1,788,000	1,888,432
Series MTN, 4.00%, 1/22/2025	1,462,000	1,519,194
Series MTN, 4.13%, 1/22/2024	1,392,000	1,480,573
Series MTN, 4.20%, 8/26/2024	1,347,000	1,419,940
Series MTN, 4.25%, 10/22/2026	1,023,000	1,077,976
Series MTN, 4.45%, 3/3/2026	1,567,000	1,672,914
Series MTN, 5.63%, 7/1/2020	23,000	24,860
Series MTN, 3 Month USD LIBOR + 0.63%, 2.33%, 10/1/2021 (a) (c)	1,689,000	1,682,464
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (c)	1,234,000	1,251,029
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	1,861,000	1,925,000
Bank of Montreal:
3 Month USD LIBOR + 1.43%, 3.80%, 12/15/2032 (c)	1,825,000	1,809,852
Series MTN, 1.50%, 7/18/2019	825,000	816,131
Series MTN, 1.75%, 9/11/2019	1,275,000	1,264,086
Series MTN, 1.90%, 8/27/2021	1,155,000	1,130,780
Series MTN, 2.10%, 12/12/2019	576,000	574,093
Series MTN, 2.10%, 6/15/2020	710,000	705,754
Series MTN, 2.35%, 9/11/2022	1,100,000	1,082,048
Series MTN, 2.55%, 11/6/2022	985,000	975,859
Bank of New York Mellon Corp.:
3.40%,5/15/2024	360,000	372,625
3.55%,9/23/2021	914,000	948,257
Series 0012, 3.65%, 2/4/2024	578,000	605,120
Series G, 2.15%, 2/24/2020	752,000	750,496
Series G, 2.20%, 5/15/2019	700,000	701,176
Series G, 3.00%, 2/24/2025	285,000	285,083
Series MTN, 2.05%, 5/3/2021	795,000	785,126
Series MTN, 2.10%, 1/15/2019	57,000	56,950
Series MTN, 2.20%, 3/4/2019	200,000	200,290
Series MTN, 2.20%, 8/16/2023	549,000	532,047
Series MTN, 2.30%, 9/11/2019	1,806,000	1,809,432
Series MTN, 2.45%, 11/27/2020	388,000	389,203
Series MTN, 2.45%, 8/17/2026	390,000	370,200
Series MTN, 2.50%, 4/15/2021	472,000	473,024
Series MTN, 2.60%, 8/17/2020	728,000	733,584
Series MTN, 2.60%, 2/7/2022	985,000	986,182
Series MTN, 2.80%, 5/4/2026	563,000	550,276
Series MTN, 3.25%, 9/11/2024	280,000	285,746
Series MTN, 3.25%, 5/16/2027	1,315,000	1,326,585
Series MTN, 3.95%, 11/18/2025	300,000	318,300
Series MTN, 4.15%, 2/1/2021	250,000	262,840
Series MTN, 4.60%, 1/15/2020	184,000	192,565
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (c)	1,950,000	1,944,637
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	667,000	681,587
Bank of Nova Scotia:
1.65%,6/14/2019	936,000	928,606
2.35%,10/21/2020	1,156,000	1,153,283
2.70%,3/7/2022	1,451,000	1,450,681
2.80%,7/21/2021	977,000	985,187
4.38%,1/13/2021	201,000	212,109
4.50%,12/16/2025	565,000	594,408
Series BKNT, 2.05%, 6/5/2019	311,000	310,266
Series BKNT, 2.15%, 7/14/2020	2,641,000	2,626,501
Series BKNT, 2.45%, 3/22/2021	661,000	660,147
Series BKNT, 2.45%, 9/19/2022	1,338,000	1,321,703
Bank One Corp.:
7.63%,10/15/2026	562,000	723,435
8.00%,4/29/2027	457,000	608,578
Barclays Bank PLC:
5.14%,10/14/2020	656,000	694,442
Series BKNT, 2.50%, 2/20/2019	200,000	200,486
Series BKNT, 3.75%, 5/15/2024	22,000	22,802
Series BKNT, 5.13%, 1/8/2020	597,000	627,453
Series BKNT, 6.75%, 5/22/2019	133,000	140,952
Barclays PLC:
2.75%,11/8/2019	1,329,000	1,332,083
2.88%,6/8/2020	625,000	627,300
3.20%,8/10/2021	1,377,000	1,386,253
3.25%,1/12/2021	293,000	296,220
3.65%,3/16/2025	1,376,000	1,377,238
3.68%,1/10/2023	1,205,000	1,223,159
4.38%,9/11/2024	945,000	970,477
4.38%, 1/12/2026 (a)	1,808,000	1,883,520
4.84%,5/9/2028	2,775,000	2,885,195
5.20%,5/12/2026	975,000	1,040,900

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
BB&T Corp.:
5.25%, 11/1/2019	$255,000	$268,018
Series MTN, 2.05%, 5/10/2021	871,000	858,318
Series MTN, 2.15%, 2/1/2021	750,000	742,717
Series MTN, 2.25%, 2/1/2019	584,000	584,590
Series MTN, 2.45%, 1/15/2020	1,019,000	1,022,933
Series MTN, 2.63%, 6/29/2020	612,000	615,837
Series MTN, 2.75%, 4/1/2022	741,000	746,417
Series MTN, 2.85%, 10/26/2024	748,000	744,021
Series MTN, 3.95%, 3/22/2022	250,000	261,175
Series MTN, 6.85%, 4/30/2019	4,000	4,240
BNP Paribas SA:
2.38%, 5/21/2020	1,598,000	1,599,534
Series BKNT, 5.00%, 1/15/2021	1,898,000	2,037,199
Series MTN, 2.45%, 3/17/2019	481,000	483,198
Series MTN, 4.25%, 10/15/2024	521,000	547,977
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC Series MTN, 3.25%, 3/3/2023	600,000	612,102
BPCE SA:
4.00%, 4/15/2024	1,133,000	1,199,756
Series BKNT, 2.65%, 2/3/2021	546,000	548,026
Series MTN, 2.25%, 1/27/2020	535,000	534,133
Series MTN, 2.50%, 7/15/2019	1,008,000	1,011,740
Series MTN, 2.75%, 12/2/2021	1,802,000	1,808,001
Series MTN, 3.38%, 12/2/2026	460,000	466,044
Branch Banking & Trust Co.:
2.10%, 1/15/2020	1,174,000	1,170,337
2.63%, 1/15/2022	1,008,000	1,010,379
3.63%, 9/16/2025	885,000	917,586
3.80%, 10/30/2026	645,000	674,567
Series BKNT, 1.45%, 5/10/2019	542,000	537,052
Series BKNT, 2.25%, 6/1/2020	2,300,000	2,296,228
Series BKNT, 2.85%, 4/1/2021	408,000	413,496
Canadian Imperial Bank of Commerce:
1.60%, 9/6/2019	385,000	380,865
2.55%, 6/16/2022	545,000	540,776
Series BKNT, 2.10%, 10/5/2020	1,030,000	1,021,224
Capital One Financial Corp.:
2.40%, 10/30/2020	1,940,000	1,927,914
2.45%, 4/24/2019	633,000	633,842
2.50%, 5/12/2020	1,148,000	1,147,162
3.05%, 3/9/2022	552,000	555,323
3.20%, 2/5/2025	652,000	645,239
3.30%, 10/30/2024	1,000,000	996,420
3.50%, 6/15/2023	501,000	509,923
3.75%, 4/24/2024	475,000	488,918
3.75%, 7/28/2026	900,000	895,977
3.75%, 3/9/2027	902,000	910,876
4.20%, 10/29/2025	1,002,000	1,030,848
4.75%, 7/15/2021	935,000	998,215
Capital One NA/Mclean:
2.25%, 9/13/2021	961,000	940,463
2.35%, 1/31/2020	1,225,000	1,221,251
2.40%, 9/5/2019	886,000	885,495
Series BKNT, 1.85%, 9/13/2019	1,212,000	1,200,304
Series BKNT, 2.65%, 8/8/2022	927,000	917,341
Series BKNT, 2.95%, 7/23/2021	876,000	881,142
Citibank NA:
1.85%, 9/18/2019	1,525,000	1,514,218
2.00%, 3/20/2019	600,000	598,914
Series BKNT, 2.10%, 6/12/2020	1,657,000	1,644,755
Series BKNT, 2.13%, 10/20/2020	4,750,000	4,704,923
Citigroup, Inc.:
2.05%, 6/7/2019	450,000	448,605
2.35%, 8/2/2021	1,153,000	1,140,294
2.40%, 2/18/2020	1,218,000	1,216,636
2.45%, 1/10/2020	1,019,000	1,019,469
2.50%, 7/29/2019	1,035,000	1,037,381
2.55%, 4/8/2019	1,055,000	1,058,482
2.65%, 10/26/2020	1,876,000	1,881,384
2.70%, 3/30/2021	2,292,000	2,299,632
2.70%, 10/27/2022	2,075,000	2,055,620
2.75%, 4/25/2022	1,965,000	1,960,205
2.90%, 12/8/2021	1,841,000	1,850,592
3.20%, 10/21/2026	2,152,000	2,135,107
3.30%, 4/27/2025	1,016,000	1,024,646
3.38%, 3/1/2023	262,000	266,745
3.40%, 5/1/2026	746,000	750,782
3.50%, 5/15/2023	635,000	645,281
3.70%, 1/12/2026	1,210,000	1,244,207
3.75%, 6/16/2024	384,000	398,296
3.88%, 10/25/2023	774,000	812,089
3.88%, 3/26/2025	660,000	675,299
4.00%, 8/5/2024	562,000	585,458
4.05%, 7/30/2022	595,000	619,585
4.30%, 11/20/2026	84,000	87,834
4.40%, 6/10/2025	1,376,000	1,453,538
4.45%, 9/29/2027	2,100,000	2,218,020
4.50%, 1/14/2022	1,665,000	1,772,226
4.60%, 3/9/2026	932,000	993,680
5.38%, 8/9/2020	512,000	548,552
5.50%, 9/13/2025	990,000	1,116,284
8.50%, 5/22/2019	231,000	250,261
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (c)	2,680,000	2,664,885
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	2,013,000	2,039,370
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	1,955,000	2,018,498
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	1,750,000	1,753,500
Citizens Bank NA/Providence:
2.20%, 5/26/2020	270,000	267,880
2.25%, 3/2/2020	390,000	387,863
2.25%, 10/30/2020	1,450,000	1,438,371
2.65%, 5/26/2022	730,000	724,839
Series BKNT, 2.55%, 5/13/2021	620,000	617,681
Series MTN, 2.45%, 12/4/2019	891,000	890,947
Citizens Financial Group, Inc.:
2.38%, 7/28/2021	210,000	207,180
4.30%, 12/3/2025	410,000	429,717
Comerica Bank:
Series BKNT, 2.50%, 6/2/2020	100,000	99,809
Series BKNT, 4.00%, 7/27/2025	250,000	257,423
Comerica, Inc. 2.13%, 5/23/2019	300,000	298,803

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Commonwealth Bank of Australia:
2.25%, 3/13/2019	$799,000	$799,599
2.30%, 9/6/2019	775,000	775,132
Series GMTN, 2.30%, 3/12/2020	813,000	811,683
Series GMTN, 2.40%, 11/2/2020	506,000	505,195
Series GMTN, 2.55%, 3/15/2021	1,075,000	1,075,387
Compass Bank:
Series BKNT, 2.75%, 9/29/2019	300,000	300,783
Series BKNT, 2.88%, 6/29/2022	475,000	470,454
Series BKNT, 3.88%, 4/10/2025	619,000	620,182
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.95%, 11/9/2022	1,635,000	1,704,536
Cooperatieve Rabobank UA:
2.75%, 1/10/2022 (a)	667,000	672,363
3.75%, 7/21/2026	994,000	1,007,489
3.88%, 2/8/2022	2,374,000	2,494,884
4.38%, 8/4/2025	860,000	908,693
4.50%, 1/11/2021	1,226,000	1,300,283
4.63%, 12/1/2023	1,347,000	1,442,543
Series BKTN, 1.38%, 8/9/2019	450,000	444,047
Series GMTN, 2.50%, 1/19/2021	1,924,000	1,930,792
Series MTN, 2.25%, 1/14/2020	855,000	854,273
Series MTN, 3.38%, 5/21/2025	469,000	482,568
Credit Suisse AG:
3.00%, 10/29/2021	1,414,000	1,432,283
5.30%, 8/13/2019	2,170,000	2,273,444
5.40%, 1/14/2020	1,079,000	1,137,913
Series GMTN, 2.30%, 5/28/2019	2,100,000	2,102,100
Series MTN, 3.63%, 9/9/2024	1,695,000	1,753,088
Series MTN, 4.38%, 8/5/2020	756,000	791,713
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020	1,057,000	1,061,778
3.13%, 12/10/2020	1,319,000	1,335,778
3.45%, 4/16/2021 (a)	1,023,000	1,044,442
3.75%, 3/26/2025	1,621,000	1,653,971
3.80%, 9/15/2022	2,000,000	2,062,560
3.80%, 6/9/2023	1,050,000	1,082,224
4.55%, 4/17/2026	1,362,000	1,457,490
Deutsche Bank AG:
2.50%, 2/13/2019	1,520,000	1,519,286
2.70%, 7/13/2020	2,485,000	2,474,513
2.95%, 8/20/2020	779,000	780,340
3.30%, 11/16/2022	2,806,000	2,794,495
3.70%, 5/30/2024	811,000	816,547
4.10%, 1/13/2026	525,000	535,489
Series GMTN, 2.85%, 5/10/2019	1,596,000	1,601,059
Series GMTN, 3.13%, 1/13/2021	506,000	507,741
Series GMTN, 3.38%, 5/12/2021	959,000	967,631
Discover Bank:
3.45%, 7/27/2026	643,000	634,737
4.20%, 8/8/2023	681,000	715,030
Series BKNT, 3.10%, 6/4/2020	870,000	879,326
Series BKNT, 3.20%, 8/9/2021	594,000	602,031
Series BKNT, 4.25%, 3/13/2026	384,000	400,331
Fifth Third Bancorp:
2.60%, 6/15/2022	525,000	521,834
2.88%, 7/27/2020	784,000	792,240
3.50%, 3/15/2022	505,000	519,993
4.30%, 1/16/2024	365,000	387,371
4.50%, 6/1/2018	12,000	12,117
Fifth Third Bank:
Series BKNT, 1.63%, 9/27/2019	375,000	370,549
Series BKNT, 2.20%, 10/30/2020	3,170,000	3,148,983
Series BKNT, 2.25%, 6/14/2021	1,147,000	1,136,298
Series BKNT, 2.38%, 4/25/2019	134,000	134,367
Series BKNT, 2.88%, 10/1/2021	717,000	724,041
Series BKNT, 3.85%, 3/15/2026	622,000	641,568
First Horizon National Corp. 3.50%, 12/15/2020	166,000	169,405
First Republic Bank:
2.38%, 6/17/2019	30,000	29,964
2.50%, 6/6/2022	1,375,000	1,356,272
First Tennessee Bank NA Series BKNT, 2.95%, 12/1/2019	100,000	100,418
Goldman Sachs Group, Inc.:
1.95%, 7/23/2019	1,615,000	1,605,391
2.00%, 4/25/2019	21,000	20,921
2.30%, 12/13/2019	1,487,000	1,483,877
2.35%, 11/15/2021	515,000	507,023
2.55%, 10/23/2019	2,666,000	2,672,558
2.60%, 4/23/2020	1,415,000	1,417,604
2.60%, 12/27/2020	1,125,000	1,126,373
2.63%, 1/31/2019	255,000	256,089
2.63%, 4/25/2021	957,000	956,474
2.75%, 9/15/2020	1,348,000	1,353,837
2.88%, 2/25/2021	2,881,000	2,901,513
3.00%, 4/26/2022	2,596,000	2,605,657
3.50%, 1/23/2025	1,565,000	1,587,724
3.50%, 11/16/2026	2,451,000	2,461,172
3.63%, 1/22/2023	1,026,000	1,056,821
3.75%, 5/22/2025	684,000	704,520
3.75%, 2/25/2026	1,090,000	1,118,939
3.85%, 1/26/2027	1,920,000	1,971,302
4.00%, 3/3/2024	1,826,000	1,915,784
4.25%, 10/21/2025	2,308,000	2,410,983
5.25%, 7/27/2021	2,550,000	2,763,869
5.75%, 1/24/2022	3,159,000	3,500,646
5.95%, 1/15/2027	215,000	251,034
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (c)	1,500,000	1,487,535
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (c)	1,850,000	1,836,329
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	2,077,000	2,103,710
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (c)	3,072,000	3,061,187
3 Month USD LIBOR + 1.2%, 3.27%, 9/29/2025 (c)	3,325,000	3,309,406
Series D, 6.00%, 6/15/2020	1,324,000	1,430,370
Series GMTN, 5.38%, 3/15/2020	1,996,000	2,118,016
Series GMTN, 7.50%, 2/15/2019	2,016,000	2,130,771
Series MTN, 3.85%, 7/8/2024	1,403,000	1,455,009

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
HSBC Bank USA NA Series BKNT, 4.88%, 8/24/2020	$901,000	$952,483
HSBC Holdings PLC:
2.65%, 1/5/2022	2,605,000	2,588,093
2.95%, 5/25/2021	3,131,000	3,153,731
3.40%, 3/8/2021	2,174,000	2,223,589
3.60%, 5/25/2023	656,000	675,673
3.90%, 5/25/2026	1,540,000	1,594,870
4.00%, 3/30/2022	1,529,000	1,598,264
4.25%, 3/14/2024	1,584,000	1,652,746
4.25%, 8/18/2025	1,657,000	1,721,706
4.30%, 3/8/2026	3,525,000	3,748,027
4.38%, 11/23/2026	885,000	925,613
4.88%, 1/14/2022	569,000	612,466
5.10%, 4/5/2021	1,702,000	1,828,765
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (c)	1,629,000	1,650,552
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	1,502,000	1,564,063
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	471,000	471,810
HSBC USA, Inc.:
2.25%, 6/23/2019	403,000	402,883
2.35%, 3/5/2020	1,158,000	1,157,734
2.38%, 11/13/2019	686,000	687,008
2.75%, 8/7/2020	1,165,000	1,173,854
3.50%, 6/23/2024	206,000	211,681
5.00%, 9/27/2020	395,000	418,088
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	722,000	710,267
3.15%, 3/14/2021	603,000	612,654
7.00%, 12/15/2020	25,000	27,921
Huntington National Bank:
2.20%, 4/1/2019	150,000	149,942
2.38%, 3/10/2020	1,824,000	1,822,997
2.40%, 4/1/2020	550,000	548,267
2.88%, 8/20/2020	250,000	251,938
Series BKNT, 2.50%, 8/7/2022	400,000	394,848
ING Groep NV:
3.15%, 3/29/2022	1,757,000	1,775,817
3.95%, 3/29/2027	534,000	558,121
Intesa Sanpaolo SpA:
5.25%, 1/12/2024	1,133,000	1,239,241
Series MTN, 3.88%, 1/15/2019	700,000	709,646
JPMorgan Chase & Co.:
1.85%, 3/22/2019	1,207,000	1,202,691
2.20%, 10/22/2019	1,361,000	1,360,183
2.25%, 1/23/2020	2,822,000	2,819,940
2.40%, 6/7/2021	1,115,000	1,109,135
2.55%, 10/29/2020	2,686,000	2,692,903
2.55%, 3/1/2021	1,694,000	1,694,525
2.70%, 5/18/2023	875,000	868,717
2.75%, 6/23/2020	1,742,000	1,757,208
2.95%, 10/1/2026	1,300,000	1,276,717
2.97%, 1/15/2023	1,101,000	1,108,289
3.13%, 1/23/2025	1,643,000	1,650,607
3.20%, 1/25/2023	3,079,000	3,137,193
3.20%, 6/15/2026	1,102,000	1,100,810
3.25%, 9/23/2022	2,708,000	2,768,876
3.30%, 4/1/2026	1,720,000	1,732,006
3.38%, 5/1/2023	1,440,000	1,463,587
3.63%, 5/13/2024	1,240,000	1,288,707
3.88%, 2/1/2024	745,000	784,351
3.88%, 9/10/2024	1,701,000	1,772,663
3.90%, 7/15/2025	2,633,000	2,768,257
4.13%, 12/15/2026	984,000	1,037,903
4.25%, 10/15/2020	2,640,000	2,766,535
4.25%, 10/1/2027	300,000	318,828
4.35%, 8/15/2021	1,568,000	1,664,134
4.40%, 7/22/2020	2,618,000	2,749,188
4.50%, 1/24/2022	2,084,000	2,229,755
4.63%, 5/10/2021	2,231,000	2,377,041
4.95%, 3/25/2020	968,000	1,022,014
6.30%, 4/23/2019	2,306,000	2,427,849
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	2,168,000	2,164,943
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	2,186,000	2,200,755
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	1,941,000	2,009,245
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	1,850,000	1,877,935
Series MTN, 2.30%, 8/15/2021	2,156,000	2,135,540
JPMorgan Chase Bank NA Series BKNT, 1.65%, 9/23/2019	480,000	475,939
KeyBank NA:
3.30%, 6/1/2025	130,000	132,350
Series BKNT, 1.60%, 8/22/2019	425,000	420,270
Series BKNT, 2.25%, 3/16/2020	548,000	546,564
Series BKNT, 2.30%, 9/14/2022	1,625,000	1,592,614
Series BKNT, 2.35%, 3/8/2019	50,000	50,087
Series BKNT, 2.40%, 6/9/2022	1,010,000	996,638
Series BKNT, 2.50%, 12/15/2019	300,000	300,714
Series BKNT, 2.50%, 11/22/2021	250,000	248,665
Series BKNT, 3.18%, 10/15/2027	250,000	251,998
Series MTN, 3.40%, 5/20/2026	800,000	797,536
KeyCorp.:
Series MTN, 2.90%, 9/15/2020	665,000	671,544
Series MTN, 5.10%, 3/24/2021	480,000	516,878
Lloyds Bank PLC:
2.35%, 9/5/2019	200,000	200,224
2.70%, 8/17/2020	1,450,000	1,457,236
6.38%, 1/21/2021	404,000	448,509
Lloyds Banking Group PLC:
3.00%, 1/11/2022	1,444,000	1,450,830
3.10%, 7/6/2021	490,000	494,998
3.75%, 1/11/2027	1,090,000	1,108,072
4.50%, 11/4/2024	909,000	953,405
4.58%, 12/10/2025	1,173,000	1,232,014
4.65%, 3/24/2026	843,000	890,326
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	1,416,000	1,402,336
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (a) (c)	1,750,000	1,735,843
Manufacturers & Traders Trust Co.:
2.90%, 2/6/2025	425,000	422,272

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 2.05%, 8/17/2020	$750,000	$743,948
Series BKNT, 2.10%, 2/6/2020	350,000	348,551
Series BKNT, 2.25%, 7/25/2019	100,000	100,093
Series BKNT, 2.50%, 5/18/2022	700,000	696,626
Series BKNT, 3.40%, 8/17/2027	365,000	368,927
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	1,003,000	984,053
2.53%, 9/13/2023	200,000	195,002
2.67%, 7/25/2022	1,337,000	1,322,908
2.76%, 9/13/2026	511,000	488,996
2.95%, 3/1/2021	2,179,000	2,198,807
3.00%, 2/22/2022	698,000	702,097
3.29%, 7/25/2027	1,185,000	1,177,333
3.68%, 2/22/2027 (a)	700,000	717,920
3.85%, 3/1/2026	1,870,000	1,936,852
Mizuho Financial Group, Inc.:
2.27%, 9/13/2021	696,000	682,052
2.60%, 9/11/2022	1,013,000	996,326
2.84%, 9/13/2026	494,000	474,991
2.95%, 2/28/2022	862,000	862,888
3.17%, 9/11/2027	947,000	929,206
3.66%, 2/28/2027	500,000	510,315
Morgan Stanley:
2.50%, 1/24/2019	168,000	168,422
2.65%, 1/27/2020	1,829,000	1,837,103
2.75%, 5/19/2022	3,265,000	3,251,940
2.80%, 6/16/2020	1,653,000	1,667,050
3.63%, 1/20/2027	2,226,000	2,277,643
3.95%, 4/23/2027	1,115,000	1,135,126
4.88%, 11/1/2022	2,380,000	2,567,377
5.00%, 11/24/2025	1,337,000	1,463,748
5.75%, 1/25/2021	1,921,000	2,094,466
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	2,225,000	2,245,492
Series F, 3.88%, 4/29/2024	2,125,000	2,220,179
Series GMTN, 2.38%, 7/23/2019	3,551,000	3,553,024
Series GMTN, 2.45%, 2/1/2019	1,527,000	1,530,253
Series GMTN, 2.50%, 4/21/2021	1,947,000	1,939,796
Series GMTN, 3.70%, 10/23/2024	2,127,000	2,197,234
Series GMTN, 3.75%, 2/25/2023	1,935,000	2,004,157
Series GMTN, 3.88%, 1/27/2026	1,955,000	2,032,047
Series GMTN, 4.00%, 7/23/2025	2,568,000	2,689,235
Series GMTN, 4.35%, 9/8/2026	1,479,000	1,552,787
Series GMTN, 5.50%, 1/26/2020	1,450,000	1,538,073
Series GMTN, 5.50%, 7/24/2020	1,312,000	1,406,805
Series GMTN, 5.50%, 7/28/2021	1,748,000	1,913,780
Series GMTN, 7.30%, 5/13/2019	1,879,000	2,003,014
Series MTN, 2.63%, 11/17/2021	1,985,000	1,975,274
Series MTN, 3.13%, 7/27/2026	1,343,000	1,323,003
Series MTN, 4.10%, 5/22/2023	1,364,000	1,422,857
Series MTN, 5.63%, 9/23/2019	2,777,000	2,926,680
Series MTN, 6.25%, 8/9/2026	600,000	717,492
MUFG Americas Holdings Corp.:
2.25%, 2/10/2020	438,000	436,187
3.00%, 2/10/2025	100,000	98,683
3.50%, 6/18/2022	100,000	101,809
MUFG Union Bank NA 2.25%, 5/6/2019	10,000	9,987
National Australia Bank, Ltd.:
1.38%, 7/12/2019	600,000	592,416
1.88%, 7/12/2021	714,000	696,643
2.25%, 1/10/2020	650,000	649,149
2.50%, 7/12/2026	769,000	730,688
2.80%, 1/10/2022	554,000	556,764
3.00%, 1/20/2023	501,000	504,226
3.38%, 1/14/2026	424,000	430,445
Series GMTN, 2.50%, 5/22/2022	1,519,000	1,505,466
Series GMTN, 2.63%, 7/23/2020	490,000	492,489
Series GMTN, 2.63%, 1/14/2021	477,000	478,369
Series MTN, 2.13%, 5/22/2020	1,600,000	1,590,544
National Bank of Canada:
2.15%, 6/12/2020	960,000	954,019
2.20%, 11/2/2020	1,150,000	1,140,593
National City Corp. 6.88%, 5/15/2019	100,000	105,904
Northern Trust Corp.:
2.38%, 8/2/2022	32,000	31,905
3.38%, 8/23/2021	165,000	170,000
3.45%, 11/4/2020	100,000	103,007
3.95%, 10/30/2025	387,000	409,748
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	937,000	932,128
People’s United Bank NA 4.00%, 7/15/2024	15,000	15,269
PNC Bank NA:
2.95%, 2/23/2025	511,000	509,896
3.30%, 10/30/2024	200,000	204,744
3.80%, 7/25/2023	506,000	528,674
Series BKNT, 1.45%, 7/29/2019	624,000	616,300
Series BKNT, 1.95%, 3/4/2019	900,000	898,011
Series BKNT, 2.00%, 5/19/2020	1,475,000	1,462,094
Series BKNT, 2.15%, 4/29/2021	998,000	988,918
Series BKNT, 2.25%, 7/2/2019	415,000	415,257
Series BKNT, 2.30%, 6/1/2020	453,000	452,234
Series BKNT, 2.40%, 10/18/2019	816,000	816,979
Series BKNT, 2.45%, 11/5/2020	1,652,000	1,655,040
Series BKNT, 2.45%, 7/28/2022	1,000,000	991,720
Series BKNT, 2.55%, 12/9/2021	501,000	500,935
Series BKNT, 2.63%, 2/17/2022	1,013,000	1,014,732
Series BKNT, 2.70%, 11/1/2022	1,402,000	1,394,920
Series BKNT, 2.95%, 1/30/2023	581,000	583,725
Series BKNT, 3.10%, 10/25/2027	950,000	948,157
Series BKNT, 4.20%, 11/1/2025	50,000	53,650
Series MTN, 2.60%, 7/21/2020	390,000	392,515
Series MTN, 3.25%, 6/1/2025	563,000	571,636
PNC Financial Services Group, Inc.:
2.85%, 11/9/2022 (d)	33,000	33,116
3.15%, 5/19/2027 (a)	464,000	465,842
3.30%, 3/8/2022	496,000	509,248
3.90%, 4/29/2024	350,000	366,629
4.38%, 8/11/2020	484,000	508,350
5.13%, 2/8/2020	964,000	1,017,946
6.70%, 6/10/2019	261,000	276,978

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
RBC USA Holdco Corp. 5.25%, 9/15/2020	$250,000	$268,075
Regions Financial Corp.:
2.75%, 8/14/2022	889,000	884,546
3.20%, 2/8/2021	483,000	491,361
Royal Bank of Canada:
1.50%, 7/29/2019 (a)	595,000	588,241
2.15%, 10/26/2020	4,645,000	4,613,089
Series GMTN, 1.63%, 4/15/2019	1,454,000	1,444,069
Series GMTN, 2.13%, 3/2/2020	973,000	969,380
Series GMTN, 2.15%, 3/15/2019	601,000	601,066
Series GMTN, 2.15%, 3/6/2020	538,000	535,923
Series GMTN, 2.50%, 1/19/2021	611,000	612,069
Series GMTN, 2.75%, 2/1/2022	801,000	807,865
Series GMTN, 4.65%, 1/27/2026	105,000	113,130
Series MTN, 2.35%, 10/30/2020	830,000	828,722
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	1,994,000	2,027,978
4.80%, 4/5/2026	1,106,000	1,187,988
6.40%, 10/21/2019	500,000	533,760
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	1,675,000	1,678,467
Santander Holdings USA, Inc.:
2.65%, 4/17/2020	446,000	445,451
2.70%, 5/24/2019	600,000	600,978
3.40%, 1/18/2023 (b)	1,200,000	1,197,000
3.70%, 3/28/2022 (b)	1,778,000	1,801,558
4.40%, 7/13/2027 (b)	1,185,000	1,212,694
4.50%, 7/17/2025	176,000	183,410
Santander Issuances SAU 5.18%, 11/19/2025	921,000	995,979
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	885,000	888,699
2.88%, 8/5/2021	1,156,000	1,154,636
3.13%, 1/8/2021	696,000	703,078
3.57%, 1/10/2023	1,301,000	1,318,420
3 Month USD LIBOR + 1.4%, 3.82%, 11/3/2028 (c)	1,043,000	1,044,575
Santander UK PLC:
2.13%, 11/3/2020	955,000	946,138
2.35%, 9/10/2019	300,000	300,123
2.38%, 3/16/2020	678,000	678,149
2.50%, 3/14/2019	612,000	613,867
4.00%, 3/13/2024	477,000	501,985
Skandinaviska Enskilda Banken AB:
1.50%, 9/13/2019	608,000	600,120
1.88%, 9/13/2021	473,000	461,937
2.30%, 3/11/2020	250,000	249,550
2.63%, 3/15/2021	1,270,000	1,275,105
2.80%, 3/11/2022 (a)	500,000	503,625
Sumitomo Mitsui Banking Corp.:
2.09%, 10/18/2019	1,950,000	1,940,776
2.45%, 1/16/2020	2,108,000	2,110,171
3.00%, 1/18/2023	250,000	250,612
3.20%, 7/18/2022	485,000	491,785
3.95%, 7/19/2023	15,000	15,733
3.95%, 1/10/2024	300,000	316,329
Series GMTN, 2.25%, 7/11/2019	550,000	549,516
Series GMTN, 2.45%, 10/20/2020	258,000	256,911
Series GMTN, 2.65%, 7/23/2020	575,000	578,082
Series GMTN, 3.40%, 7/11/2024	400,000	409,456
Series GMTN, 3.65%, 7/23/2025	250,000	259,597
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	1,084,000	1,060,098
2.44%, 10/19/2021	1,110,000	1,097,635
2.63%, 7/14/2026	1,416,000	1,342,056
2.78%, 7/12/2022	2,600,000	2,585,622
2.78%, 10/18/2022	1,568,000	1,557,839
2.85%, 1/11/2022	600,000	600,558
2.93%, 3/9/2021	1,023,000	1,032,002
3.35%, 10/18/2027	1,225,000	1,223,138
3.36%, 7/12/2027 (a)	1,000,000	1,000,190
3.45%, 1/11/2027	450,000	453,456
3.78%, 3/9/2026	1,064,000	1,098,357
SunTrust Bank:
3.30%, 5/15/2026	99,000	98,076
Series BKNT, 2.25%, 1/31/2020	665,000	663,863
Series BKNT, 2.45%, 8/1/2022	1,475,000	1,456,887
Series BKNT, 2.75%, 5/1/2023	250,000	247,620
SunTrust Banks, Inc.:
2.70%, 1/27/2022	1,009,000	1,008,122
2.90%, 3/3/2021	1,098,000	1,110,111
SVB Financial Group 3.50%, 1/29/2025	420,000	421,155
Svenska Handelsbanken AB:
1.95%, 9/8/2020	1,165,000	1,153,210
Series BKNT, 1.50%, 9/6/2019	600,000	592,872
Series BKNT, 1.88%, 9/7/2021	543,000	530,506
Series BKNT, 2.45%, 3/30/2021	561,000	560,562
Series GMTN, 2.40%, 10/1/2020	865,000	865,882
Series MTN, 2.25%, 6/17/2019	1,050,000	1,051,281
Synchrony Bank 3.00%, 6/15/2022	702,000	697,615
Synovus Financial Corp. 3.13%, 11/1/2022	565,000	560,695
Toronto-Dominion Bank:
1.45%, 8/13/2019 (a)	350,000	345,804
1.80%, 7/13/2021	1,175,000	1,148,997
VRN, USD 5 year swap rate + 2.20%, 3.63%, 9/15/2031 (c)	284,000	283,088
Series BKNT, 2.13%, 7/2/2019	921,000	920,346
Series GMTN, 1.85%, 9/11/2020	900,000	889,074
Series GMTN, 2.50%, 12/14/2020	1,564,000	1,568,583
Series MTN, 1.90%, 10/24/2019	3,730,000	3,709,373
Series MTN, 2.13%, 4/7/2021	1,082,000	1,072,165
Series MTN, 2.25%, 11/5/2019 (a)	1,004,000	1,004,321
UBS AG:
Series GMTN, 2.35%, 3/26/2020	1,965,000	1,964,823
Series GMTN, 2.38%, 8/14/2019	2,057,000	2,057,514
Series GMTN, 4.88%, 8/4/2020	229,000	242,683
US Bancorp:
Series MTN, 2.20%, 4/25/2019	967,000	968,915
Series MTN, 2.35%, 1/29/2021	688,000	688,124

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.95%, 7/15/2022	$992,000	$1,005,154
Series MTN, 3.00%, 3/15/2022	358,000	365,110
Series MTN, 3.10%, 4/27/2026	702,000	696,791
Series MTN, 3.60%, 9/11/2024	271,000	280,951
Series MTN, 3.70%, 1/30/2024	586,000	615,488
Series MTN, 4.13%, 5/24/2021	799,000	841,195
Series V, 2.38%, 7/22/2026	663,000	626,210
Series V, 2.63%, 1/24/2022	1,247,000	1,253,335
Series X, 3.15%, 4/27/2027	845,000	846,665
US Bank NA:
2.00%,1/24/2020	720,000	716,918
Series BKNT, 1.40%, 4/26/2019	965,000	956,383
Series BKNT, 2.05%, 10/23/2020	2,435,000	2,420,049
Series BKNT, 2.13%, 10/28/2019	1,572,000	1,571,308
Series BKNT, 2.80%, 1/27/2025	354,000	351,179
Wachovia Corp. 7.57%, 8/1/2026 (d)	100,000	127,116
Wells Fargo & Co.:
2.10%, 7/26/2021	2,127,000	2,092,521
2.13%, 4/22/2019	1,950,000	1,949,435
2.15%, 1/15/2019	179,000	179,122
2.50%, 3/4/2021	4,032,000	4,029,782
3.00%, 4/22/2026	2,510,000	2,464,770
3.00%, 10/23/2026	1,295,000	1,269,372
3.07%, 1/24/2023	2,163,000	2,182,229
4.13%, 8/15/2023	915,000	964,346
4.48%, 1/16/2024	433,000	465,895
Series GMTN, 2.60%, 7/22/2020	3,531,000	3,548,903
Series GMTN, 4.30%, 7/22/2027	700,000	744,744
Series M, 3.45%, 2/13/2023	1,194,000	1,216,567
Series MTN, 2.55%, 12/7/2020	5,014,000	5,030,947
Series MTN, 2.63%, 7/22/2022	2,895,000	2,878,151
Series MTN, 3.00%, 1/22/2021	1,016,000	1,030,437
Series MTN, 3.00%, 2/19/2025	1,492,000	1,481,452
Series MTN, 3.30%, 9/9/2024	1,577,000	1,600,103
Series MTN, 3.50%, 3/8/2022	2,229,000	2,301,509
Series MTN, 3.55%, 9/29/2025	1,074,000	1,102,515
Series MTN, 4.10%, 6/3/2026	1,577,000	1,654,178
Series MTN, 4.60%, 4/1/2021	1,848,000	1,963,999
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	1,525,000	1,553,624
Series N, 2.15%, 1/30/2020	1,314,000	1,310,873
Wells Fargo Bank NA:
1.75%, 5/24/2019	1,815,000	1,804,781
Series BKNT, 2.15%, 12/6/2019	1,550,000	1,547,272
Westpac Banking Corp.:
1.60%, 8/19/2019	1,875,000	1,855,275
2.00%, 8/19/2021	750,000	736,215
2.10%, 5/13/2021	703,000	694,051
2.15%, 3/6/2020	1,066,000	1,061,384
2.30%, 5/26/2020	674,000	672,679
2.50%, 6/28/2022	3,076,000	3,052,961
2.60%, 11/23/2020	1,637,000	1,644,137
2.70%, 8/19/2026	506,000	487,253
2.75%, 1/11/2023	3,100,000	3,095,443
2.80%, 1/11/2022	770,000	776,006
2.85%, 5/13/2026	147,000	143,460
3.35%, 3/8/2027	419,000	423,022
4.88%, 11/19/2019	1,278,000	1,338,386
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (c)	801,000	824,405

		722,017,426

BEVERAGES — 2.7%
Anheuser-Busch Cos. LLC 5.00%, 3/1/2019	90,000	92,907
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/1/2019	2,965,000	2,958,951
2.15%, 2/1/2019	1,425,000	1,425,713
2.63%, 1/17/2023	677,000	673,777
2.65%, 2/1/2021	6,760,000	6,799,614
3.30%, 2/1/2023	4,542,000	4,646,284
3.65%, 2/1/2026	6,111,000	6,305,330
3.70%, 2/1/2024	974,000	1,018,892
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	6,321,000	6,273,592
3.75%, 1/15/2022	700,000	731,395
4.38%, 2/15/2021	100,000	105,753
5.00%, 4/15/2020	883,000	937,128
5.38%, 1/15/2020	1,665,000	1,766,315
6.88%, 11/15/2019	621,000	672,866
7.75%, 1/15/2019	429,000	452,938
Beam Suntory, Inc. 3.25%, 5/15/2022	250,000	254,077
Coca-Cola Bottling Co. Consolidated 3.80%, 11/25/2025	376,000	381,527
Coca-Cola Co.:
1.38%, 5/30/2019	697,000	691,208
1.55%, 9/1/2021	773,000	754,092
1.88%, 10/27/2020	730,000	724,182
2.20%, 5/25/2022	660,000	654,463
2.25%, 9/1/2026	779,000	740,735
2.45%, 11/1/2020	1,164,000	1,173,289
2.50%, 4/1/2023	648,000	646,672
2.55%, 6/1/2026	241,000	235,867
2.88%, 10/27/2025	1,246,000	1,247,732
2.90%, 5/25/2027	500,000	501,335
3.15%, 11/15/2020	432,000	443,850
3.20%, 11/1/2023	1,044,000	1,083,234
3.30%, 9/1/2021	1,379,000	1,425,017
Coca-Cola European Partners US LLC:
3.50%, 9/15/2020	350,000	358,473
4.50%, 9/1/2021	225,000	237,771
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	327,000	341,591
Constellation Brands, Inc.:
2.00%, 11/7/2019	400,000	397,204
2.25%, 11/6/2020	750,000	743,325
2.65%, 11/7/2022 (a)	450,000	445,163
2.70%, 5/9/2022	795,000	789,592
3.50%, 5/9/2027	485,000	491,439
3.70%, 12/6/2026	270,000	277,498
3.75%, 5/1/2021	250,000	258,289

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 11/15/2019	$215,000	$220,812
4.25%, 5/1/2023	896,000	949,308
4.75%, 12/1/2025	180,000	197,813
6.00%, 5/1/2022	405,000	452,879
Diageo Capital PLC:
2.63%, 4/29/2023	1,067,000	1,065,560
4.83%, 7/15/2020	475,000	504,431
Diageo Investment Corp. 2.88%, 5/11/2022	1,112,000	1,127,479
Dr Pepper Snapple Group, Inc.:
2.55%, 9/15/2026	260,000	245,916
3.13%, 12/15/2023	290,000	293,071
3.40%, 11/15/2025	525,000	532,749
3.43%, 6/15/2027	147,000	147,293
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	250,000	247,648
Molson Coors Brewing Co.:
1.45%, 7/15/2019	157,000	154,811
2.10%, 7/15/2021	825,000	808,277
2.25%, 3/15/2020	400,000	398,028
3.00%, 7/15/2026	1,688,000	1,651,725
3.50%, 5/1/2022	135,000	138,411
PepsiCo, Inc.:
1.35%, 10/4/2019	638,000	630,382
1.50%, 2/22/2019	916,000	911,347
1.55%, 5/2/2019	435,000	432,599
1.70%, 10/6/2021	587,000	572,965
1.85%, 4/30/2020	100,000	99,294
2.00%, 4/15/2021	2,305,000	2,283,080
2.15%, 10/14/2020	911,000	909,123
2.25%, 5/2/2022	697,000	690,155
2.38%, 10/6/2026	360,000	342,886
2.75%, 3/5/2022	1,368,000	1,384,060
2.75%, 3/1/2023	511,000	515,604
2.75%, 4/30/2025	93,000	93,194
2.85%, 2/24/2026	755,000	749,254
3.00%, 8/25/2021	660,000	674,685
3.00%, 10/15/2027	634,000	631,603
3.10%, 7/17/2022	200,000	204,770
3.13%, 11/1/2020	923,000	945,992
3.50%, 7/17/2025	180,000	187,321
3.60%, 3/1/2024	954,000	1,000,698
4.50%, 1/15/2020	661,000	692,113

		73,246,416

BIOTECHNOLOGY — 1.6%
Amgen, Inc.:
1.85%, 8/19/2021	655,000	638,527
1.90%, 5/10/2019	1,155,000	1,151,061
2.13%, 5/1/2020	626,000	622,795
2.20%, 5/11/2020	655,000	652,629
2.25%, 8/19/2023	201,000	194,960
2.60%, 8/19/2026	870,000	834,060
2.65%, 5/11/2022	561,000	559,222
2.70%, 5/1/2022	126,000	125,800
3.13%, 5/1/2025	695,000	698,850
3.20%, 11/2/2027	1,750,000	1,749,073
3.45%, 10/1/2020	611,000	628,939
3.63%, 5/15/2022	638,000	660,254
3.63%, 5/22/2024	854,000	887,656
3.88%, 11/15/2021	1,469,000	1,535,898
4.10%, 6/15/2021	620,000	649,258
4.50%, 3/15/2020	200,000	208,686
5.70%, 2/1/2019	773,000	801,284
Baxalta, Inc.:
2.00%, 6/22/2018	35,000	34,992
2.88%, 6/23/2020	1,040,000	1,046,136
3.60%, 6/23/2022	1,259,000	1,288,297
4.00%, 6/23/2025	1,468,000	1,517,281
Biogen, Inc.:
2.90%, 9/15/2020	1,450,000	1,470,938
3.63%, 9/15/2022	778,000	805,354
4.05%, 9/15/2025	1,029,000	1,089,618
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	544,000	575,438
Celgene Corp.:
2.75%, 2/15/2023	1,125,000	1,114,762
2.88%, 8/15/2020	1,330,000	1,342,422
3.25%, 8/15/2022	685,000	695,837
3.45%, 11/15/2027 (a)	951,000	951,418
3.55%, 8/15/2022	1,119,000	1,151,294
3.63%, 5/15/2024	622,000	640,262
3.88%, 8/15/2025	1,366,000	1,415,873
3.95%, 10/15/2020	318,000	330,020
4.00%, 8/15/2023	775,000	811,317
Genzyme Corp. 5.00%, 6/15/2020	500,000	531,575
Gilead Sciences, Inc.:
1.85%, 9/20/2019	1,886,000	1,878,267
1.95%, 3/1/2022 (a)	701,000	684,211
2.35%, 2/1/2020	417,000	419,118
2.50%, 9/1/2023	390,000	385,172
2.55%, 9/1/2020	1,423,000	1,435,295
2.95%, 3/1/2027 (a)	966,000	949,887
3.25%, 9/1/2022	1,456,000	1,497,540
3.50%, 2/1/2025	1,093,000	1,129,954
3.65%, 3/1/2026	1,332,000	1,382,336
3.70%, 4/1/2024	409,000	427,589
4.40%, 12/1/2021	1,500,000	1,600,005
4.50%, 4/1/2021	946,000	1,007,651

		42,208,811

CHEMICALS — 1.5%
Agrium, Inc.:
3.15%, 10/1/2022	730,000	738,256
3.38%, 3/15/2025	588,000	591,252
3.50%, 6/1/2023	335,000	342,166
6.75%, 1/15/2019	3,000	3,127
Air Products & Chemicals, Inc.:
2.75%, 2/3/2023	15,000	15,100
3.00%, 11/3/2021	61,000	62,085
3.35%, 7/31/2024	500,000	516,395
4.38%, 8/21/2019	100,000	103,346
Airgas, Inc.:
2.38%, 2/15/2020	75,000	74,951
3.65%, 7/15/2024	300,000	312,450
Albemarle Corp. 4.15%, 12/1/2024	100,000	105,843
Braskem Finance, Ltd. 6.45%, 2/3/2024	166,000	185,505

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Cabot Corp. 3.70%, 7/15/2022	$200,000	$205,530
Celanese US Holdings LLC:
4.63%, 11/15/2022	325,000	345,847
5.88%, 6/15/2021	248,000	271,487
Dow Chemical Co.:
3.00%, 11/15/2022	929,000	934,397
3.50%, 10/1/2024 (a)	675,000	693,299
4.13%, 11/15/2021	1,182,000	1,240,485
4.25%, 11/15/2020	1,017,000	1,061,504
8.55%, 5/15/2019	1,388,000	1,502,149
Eastman Chemical Co.:
2.70%, 1/15/2020	742,000	746,771
3.60%, 8/15/2022	611,000	629,739
3.80%, 3/15/2025	350,000	364,336
EI du Pont de Nemours & Co.:
2.20%, 5/1/2020	2,400,000	2,396,784
2.80%, 2/15/2023	75,000	75,280
3.63%, 1/15/2021	540,000	558,576
4.25%, 4/1/2021	50,000	52,800
4.63%, 1/15/2020	977,000	1,023,906
5.75%, 3/15/2019	150,000	156,114
FMC Corp. 4.10%, 2/1/2024 (a)	250,000	258,178
International Flavors & Fragrances, Inc. 3.20%, 5/1/2023	50,000	50,575
LYB International Finance B.V. 4.00%, 7/15/2023	794,000	832,287
LYB International Finance II B.V. 3.50%, 3/2/2027	937,000	941,076
LyondellBasell Industries NV:
5.00%, 4/15/2019	716,000	734,931
5.75%, 4/15/2024	894,000	1,017,542
6.00%, 11/15/2021	707,000	785,350
Methanex Corp.:
3.25%, 12/15/2019	100,000	100,099
4.25%, 12/1/2024	500,000	505,800
Monsanto Co.:
2.13%, 7/15/2019	603,000	600,419
2.75%, 7/15/2021	190,000	190,597
2.85%, 4/15/2025	739,000	727,228
3.38%, 7/15/2024	395,000	401,012
Mosaic Co.:
3.25%, 11/15/2022	1,221,000	1,211,183
3.75%, 11/15/2021	450,000	460,287
4.05%, 11/15/2027	775,000	776,689
4.25%, 11/15/2023	694,000	718,595
NewMarket Corp. 4.10%, 12/15/2022	100,000	104,631
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025	550,000	537,416
3.63%, 3/15/2024	447,000	457,983
4.00%, 12/15/2026	800,000	831,568
4.88%, 3/30/2020	195,000	204,087
6.50%, 5/15/2019	150,000	157,650
PPG Industries, Inc.:
2.30%, 11/15/2019	200,000	199,900
3.60%, 11/15/2020	200,000	205,980
Praxair, Inc.:
2.20%, 8/15/2022	195,000	192,194
2.25%, 9/24/2020	237,000	236,441
2.45%, 2/15/2022	750,000	749,287
2.65%, 2/5/2025	125,000	123,696
2.70%, 2/21/2023	300,000	301,020
3.00%, 9/1/2021	18,000	18,326
3.20%, 1/30/2026	1,342,000	1,372,598
4.05%, 3/15/2021	213,000	223,693
4.50%, 8/15/2019	334,000	346,258
RPM International, Inc.:
3.45%, 11/15/2022	585,000	599,672
3.75%, 3/15/2027	575,000	582,636
6.13%, 10/15/2019	320,000	340,544
Sherwin-Williams Co.:
2.25%, 5/15/2020	1,620,000	1,615,253
2.75%, 6/1/2022	2,133,000	2,126,750
3.13%, 6/1/2024	250,000	250,917
3.45%, 8/1/2025	20,000	20,306
3.45%, 6/1/2027	100,000	101,570
3.95%, 1/15/2026	400,000	414,264
4.20%, 1/15/2022	90,000	94,041
Syngenta Finance NV 3.13%, 3/28/2022 (a)	526,000	511,240
Westlake Chemical Corp.:
3.60%, 8/15/2026	750,000	756,172
4.63%, 2/15/2021	180,000	184,182
4.88%, 5/15/2023	457,000	472,607

		39,954,210

COMMERCIAL SERVICES — 0.6%
Automatic Data Processing, Inc.:
2.25%, 9/15/2020	1,297,000	1,300,255
3.38%, 9/15/2025	717,000	740,245
Block Financial LLC:
4.13%, 10/1/2020	684,000	703,535
5.50%, 11/1/2022	534,000	573,916
Board of Trustees of The Leland Stanford Junior University 4.75%, 5/1/2019	250,000	258,340
Ecolab, Inc.:
2.25%, 1/12/2020	466,000	465,455
2.38%, 8/10/2022	546,000	539,486
2.70%, 11/1/2026	536,000	514,662
3.25%, 1/14/2023	400,000	409,296
3.25%, 12/1/2027 (b)	1,190,000	1,188,477
4.35%, 12/8/2021	810,000	861,394
Equifax, Inc.:
2.30%, 6/1/2021	289,000	282,232
3.30%, 12/15/2022	425,000	423,453
Moody’s Corp.:
2.63%, 1/15/2023 (b)	850,000	841,101
2.75%, 7/15/2019	492,000	495,095
2.75%, 12/15/2021	379,000	379,822
4.50%, 9/1/2022	257,000	275,029
4.88%, 2/15/2024	414,000	454,469
5.50%, 9/1/2020	17,000	18,311
Princeton University 4.95%, 3/1/2019	227,000	234,128
S&P Global, Inc.:
2.95%, 1/22/2027	450,000	438,781

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
3.30%, 8/14/2020	$257,000	$261,724
4.00%, 6/15/2025	1,483,000	1,564,535
4.40%, 2/15/2026	365,000	394,204
Total System Services, Inc.:
3.75%, 6/1/2023	35,000	35,809
3.80%, 4/1/2021	390,000	400,741
4.80%, 4/1/2026	779,000	844,039
Verisk Analytics, Inc.:
4.00%, 6/15/2025	175,000	181,793
4.13%, 9/12/2022	200,000	208,304
5.80%, 5/1/2021	461,000	502,974
Western Union Co.:
3.60%, 3/15/2022 (a)	265,000	268,890
5.25%, 4/1/2020	460,000	484,831

		16,545,326

CONSTRUCTION MATERIALS — 0.3%
CRH America, Inc. 5.75%, 1/15/2021	150,000	162,581
Eagle Materials, Inc. 4.50%, 8/1/2026	311,000	324,519
Fortune Brands Home & Security, Inc.:
3.00%, 6/15/2020	110,000	110,996
4.00%, 6/15/2025	147,000	153,443
Johnson Controls International PLC:
3.75%, 12/1/2021	12,000	12,437
3.90%, 2/14/2026	250,000	261,820
4.25%, 3/1/2021	827,000	866,936
5.00%, 3/30/2020	162,000	170,792
3.63%, 7/2/2024 (d)	50,000	51,822
Lennox International, Inc. 3.00%, 11/15/2023	375,000	371,456
Martin Marietta Materials, Inc.:
3.45%, 6/1/2027	439,000	433,521
3.50%, 12/15/2027	2,050,000	2,037,003
4.25%, 7/2/2024	55,000	58,115
Masco Corp.:
3.50%, 4/1/2021	525,000	532,219
4.38%, 4/1/2026	563,000	593,357
4.45%, 4/1/2025	100,000	106,313
5.95%, 3/15/2022	350,000	387,406
7.13%, 3/15/2020	26,000	28,373
Owens Corning:
3.40%, 8/15/2026	370,000	363,040
4.20%, 12/15/2022	257,000	269,554
4.20%, 12/1/2024	487,000	511,024
Vulcan Materials Co.:
3.90%, 4/1/2027	280,000	286,297
4.50%, 4/1/2025	350,000	373,061

		8,466,085

DIVERSIFIED FINANCIAL SERVICES — 3.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 5/26/2022 (a)	490,000	497,208
3.50%, 1/15/2025	750,000	742,912
3.65%, 7/21/2027	642,000	634,989
3.75%, 5/15/2019	920,000	934,951
3.95%, 2/1/2022	832,000	857,792
4.25%, 7/1/2020	100,000	103,749
4.50%, 5/15/2021	875,000	918,385
4.63%, 10/30/2020	805,000	843,616
4.63%, 7/1/2022	190,000	201,522
5.00%, 10/1/2021	578,000	616,443
Affiliated Managers Group, Inc.:
3.50%, 8/1/2025	324,000	326,129
4.25%, 2/15/2024	100,000	105,410
Air Lease Corp.:
2.13%, 1/15/2020	350,000	347,371
2.63%, 7/1/2022	1,850,000	1,819,753
2.75%, 1/15/2023	1,905,000	1,879,663
3.00%, 9/15/2023	389,000	386,268
3.38%, 1/15/2019	6,000	6,058
3.38%, 6/1/2021	354,000	361,076
3.63%, 4/1/2027	185,000	185,039
3.63%, 12/1/2027	1,575,000	1,572,480
3.75%, 2/1/2022 (a)	146,000	150,890
3.88%, 4/1/2021	183,000	189,443
4.25%, 9/15/2024	175,000	183,386
4.75%, 3/1/2020 (a)	501,000	523,705
American Express Co.:
2.20%, 10/30/2020	1,362,000	1,351,594
2.50%, 8/1/2022	1,425,000	1,407,743
2.65%, 12/2/2022	838,000	831,522
3.00%, 10/30/2024	850,000	847,365
3.63%, 12/5/2024	527,000	542,715
8.13%, 5/20/2019	305,000	329,147
American Express Credit Corp.:
2.13%, 3/18/2019	910,000	909,936
Series F, 2.60%, 9/14/2020	875,000	880,180
Series GMTN, 2.25%, 8/15/2019	700,000	700,105
Series MTN, 1.70%, 10/30/2019	525,000	519,372
Series MTN, 1.88%, 5/3/2019	1,150,000	1,145,262
Series MTN, 2.20%, 3/3/2020	3,366,000	3,356,037
Series MTN, 2.25%, 5/5/2021	1,784,000	1,767,890
Series MTN, 2.38%, 5/26/2020	1,174,000	1,172,497
Series MTN, 2.70%, 3/3/2022	1,289,000	1,293,692
Series MTN, 3.30%, 5/3/2027	540,000	547,393
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	450,000	441,085
3.70%, 10/15/2024	734,000	765,430
4.00%, 10/15/2023	600,000	638,712
5.30%, 3/15/2020	382,000	405,180
7.30%, 6/28/2019	300,000	321,537
BlackRock, Inc.:
3.20%, 3/15/2027	416,000	421,067
3.38%, 6/1/2022	618,000	639,123
3.50%, 3/18/2024	618,000	643,554
4.25%, 5/24/2021	593,000	626,386
Series 2, 5.00%, 12/10/2019	842,000	886,213
Brookfield Finance LLC 4.00%, 4/1/2024	400,000	413,924
Brookfield Finance, Inc. 4.25%, 6/2/2026	475,000	489,730
Capital One Bank USA NA:
3.38%, 2/15/2023	1,352,000	1,365,074
Series BKNT, 2.30%, 6/5/2019	200,000	199,748

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Cboe Global Markets, Inc.:
1.95%, 6/28/2019	$515,000	$511,457
3.65%, 1/12/2027	389,000	400,370
Charles Schwab Corp.:
2.65%, 1/25/2023	1,700,000	1,701,581
3.00%, 3/10/2025	160,000	159,808
3.20%, 3/2/2027	400,000	403,420
3.45%, 2/13/2026	90,000	92,294
4.45%, 7/22/2020	375,000	394,549
CME Group, Inc.:
3.00%, 9/15/2022	417,000	424,727
3.00%, 3/15/2025	635,000	644,360
Discover Financial Services:
3.75%, 3/4/2025	226,000	227,783
3.85%, 11/21/2022	1,042,000	1,068,946
3.95%, 11/6/2024	220,000	224,970
4.10%, 2/9/2027	836,000	856,591
5.20%, 4/27/2022	275,000	295,815
E*TRADE Financial Corp.:
2.95%, 8/24/2022	470,000	465,798
3.80%, 8/24/2027	500,000	499,495
Eaton Vance Corp. 3.50%, 4/6/2027	500,000	511,715
Franklin Resources, Inc.:
2.80%, 9/15/2022	350,000	350,711
2.85%, 3/30/2025	230,000	228,487
4.63%, 5/20/2020	25,000	26,274
GE Capital International Funding Co. Unlimited Co.:
2.34%, 11/15/2020	3,601,000	3,582,995
3.37%, 11/15/2025	1,325,000	1,346,995
Genpact Luxembourg Sarl 3.70%, 4/1/2022 (b)	598,000	594,424
HSBC Finance Corp. 6.68%, 1/15/2021	892,000	991,743
Intercontinental Exchange, Inc.:
2.35%, 9/15/2022	612,000	604,901
2.75%, 12/1/2020	835,000	843,659
3.10%, 9/15/2027	300,000	299,799
3.75%, 12/1/2025	902,000	948,859
4.00%, 10/15/2023	750,000	799,718
International Lease Finance Corp.:
4.63%, 4/15/2021	163,000	171,680
5.88%, 4/1/2019	24,000	24,970
5.88%, 8/15/2022	1,533,000	1,702,749
6.25%, 5/15/2019	207,000	217,126
8.25%, 12/15/2020	937,000	1,075,929
8.63%, 1/15/2022	582,000	700,978
Invesco Finance PLC:
3.13%, 11/30/2022	222,000	224,320
3.75%, 1/15/2026	103,000	106,482
4.00%, 1/30/2024	215,000	226,468
Janus Capital Group, Inc. 4.88%, 8/1/2025	505,000	543,269
Jefferies Group LLC:
4.85%, 1/15/2027	557,000	594,018
5.13%, 1/20/2023	442,000	478,005
6.45%, 6/8/2027	500,000	580,220
6.88%, 4/15/2021	331,000	370,068
8.50%, 7/15/2019	570,000	619,009
Lazard Group LLC:
3.63%, 3/1/2027	350,000	350,781
3.75%, 2/13/2025	100,000	101,688
4.25%, 11/14/2020	580,000	604,778
Legg Mason, Inc. 4.75%, 3/15/2026	150,000	160,647
Mastercard, Inc.:
2.00%, 4/1/2019	519,000	518,818
2.00%, 11/21/2021	370,000	364,783
2.95%, 11/21/2026	500,000	499,975
3.38%, 4/1/2024	834,000	866,426
Nasdaq, Inc.:
3.85%, 6/30/2026	354,000	363,632
4.25%, 6/1/2024	520,000	548,610
5.55%, 1/15/2020	432,000	457,026
National Rural Utilities Cooperative Finance Corp.:
1.65%, 2/8/2019	510,000	507,481
2.00%, 1/27/2020	50,000	49,740
2.15%, 2/1/2019	175,000	174,925
2.30%, 11/15/2019	120,000	120,144
2.30%, 11/1/2020	236,000	235,566
2.35%, 6/15/2020	297,000	296,902
2.40%, 4/25/2022	475,000	471,875
2.70%, 2/15/2023	250,000	250,005
2.85%, 1/27/2025	103,000	102,289
2.95%, 2/7/2024	540,000	543,364
3.05%, 2/15/2022	529,000	536,951
3.05%, 4/25/2027	250,000	247,558
3 Month USD LIBOR + 2.90%, 4.75%, 4/30/2043 (c)	225,000	235,273
3 month USD LIBOR + 3.630%, 5.25%, 4/20/2046 (c)	600,000	638,976
Series MTN, 1.50%, 11/1/2019	280,000	276,310
Series MTN, 2.30%, 9/15/2022	425,000	418,867
Series MTN, 3.25%, 11/1/2025	215,000	219,027
Nomura Holdings, Inc.:
6.70%, 3/4/2020	754,000	816,884
Series GMTN, 2.75%, 3/19/2019	665,000	667,706
ORIX Corp.:
2.90%, 7/18/2022	487,000	484,964
3.25%, 12/4/2024 (a)	2,050,000	2,041,411
3.70%, 7/18/2027	525,000	529,069
Raymond James Financial, Inc. 3.63%, 9/15/2026	250,000	251,777
Stifel Financial Corp.:
3.50%, 12/1/2020	200,000	202,556
4.25%, 7/18/2024	481,000	493,333
Synchrony Financial:
2.60%, 1/15/2019	75,000	75,153
2.70%, 2/3/2020	406,000	406,784
3.00%, 8/15/2019	1,324,000	1,334,407
3.70%, 8/4/2026	345,000	340,474
3.75%, 8/15/2021	115,000	117,789
3.95%, 12/1/2027	2,000,000	1,991,540
4.25%, 8/15/2024	239,000	248,139
4.50%, 7/23/2025	877,000	916,404

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	$781,000	$789,115
3.30%, 4/1/2027	910,000	918,754
5.60%, 12/1/2019	249,000	264,022
Visa, Inc.:
2.15%, 9/15/2022	1,887,000	1,860,431
2.20%, 12/14/2020	1,716,000	1,714,490
2.75%, 9/15/2027	575,000	567,628
2.80%, 12/14/2022	2,130,000	2,160,118
3.15%, 12/14/2025	1,256,000	1,283,670
Washington Prime Group L.P. 5.95%, 8/15/2024	1,395,000	1,424,421

		99,448,442

ELECTRIC — 4.0%
AEP Texas, Inc. 2.40%, 10/1/2022 (b)	643,000	633,072
AEP Transmission Co. LLC 3.10%, 12/1/2026	371,000	370,688
Alabama Power Co.:
Series 13-A, 3.55%, 12/1/2023	29,000	30,128
Series 17A, 2.45%, 3/30/2022.	400,000	397,292
Ameren Corp.:
2.70%, 11/15/2020	299,000	300,618
3.65%, 2/15/2026	433,000	442,742
Ameren Illinois Co. 2.70%, 9/1/2022	150,000	150,418
American Electric Power Co., Inc.:
2.15%, 11/13/2020 (a)	355,000	353,175
3.20%, 11/13/2027	500,000	496,990
Series F, 2.95%, 12/15/2022 (a)	550,000	557,689
Appalachian Power Co.:
3.40%, 6/1/2025	150,000	152,781
Series X, 3.30%, 6/1/2027	300,000	301,488
Arizona Public Service Co.:
2.95%, 9/15/2027	530,000	521,319
3.15%, 5/15/2025	175,000	176,218
8.75%, 3/1/2019	4,000	4,283
Avangrid, Inc. 3.15%, 12/1/2024	950,000	946,874
Baltimore Gas & Electric Co.:
2.40%, 8/15/2026	324,000	306,012
3.35%, 7/1/2023	250,000	256,278
3.50%, 11/15/2021	522,000	539,675
Berkshire Hathaway Energy Co.:
2.40%, 2/1/2020	490,000	491,122
3.50%, 2/1/2025	50,000	51,636
3.75%, 11/15/2023	130,000	135,966
Black Hills Corp.:
3.95%, 1/15/2026	425,000	439,382
4.25%, 11/30/2023	145,000	152,631
CenterPoint Energy Houston Electric LLC:
1.85%, 6/1/2021	30,000	29,414
Series AA, 3.00%, 2/1/2027	300,000	296,979
Series Z, 2.40%, 9/1/2026	475,000	451,041
CenterPoint Energy, Inc. 2.50%, 9/1/2022	575,000	567,548
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	465,000	466,083
CMS Energy Corp.:
3.00%, 5/15/2026	285,000	281,021
3.45%, 8/15/2027	250,000	252,015
5.05%, 3/15/2022	200,000	216,892
6.25%, 2/1/2020	65,000	69,873
8.75%, 6/15/2019	91,000	99,011
Commonwealth Edison Co.:
2.55%, 6/15/2026	200,000	193,230
3.40%, 9/1/2021	120,000	123,383
4.00%, 8/1/2020	96,000	99,665
Series 122, 2.95%, 8/15/2027	1,065,000	1,051,208
Connecticut Light & Power Co. Series A, 3.20%, 3/15/2027	300,000	303,246
Consolidated Edison Co. of New York, Inc.:
4.45%, 6/15/2020	70,000	73,612
6.65%, 4/1/2019	230,000	242,220
Series B, 3.13%, 11/15/2027	750,000	757,043
Consolidated Edison, Inc.:
2.00%, 5/15/2021	408,000	401,713
Series A, 2.00%, 3/15/2020	325,000	323,073
Consumers Energy Co.:
2.85%, 5/15/2022	130,000	131,287
3.38%, 8/15/2023	200,000	205,950
5.65%, 4/15/2020	35,000	37,647
6.13%, 3/15/2019	500,000	522,675
Delmarva Power & Light Co. 3.50%, 11/15/2023	288,000	297,271
Dominion Energy, Inc.:
2.50%, 12/1/2019	440,000	440,779
2.58%, 7/1/2020	893,000	892,750
2.96%, 7/1/2019 (d)	347,000	349,793
3.63%, 12/1/2024	370,000	382,721
3.90%, 10/1/2025	587,000	612,376
4.10%, 4/1/2021 (d)	420,000	436,535
4.45%, 3/15/2021	369,000	389,896
5.20%, 8/15/2019	125,000	130,404
6.40%, 6/15/2018	191,000	194,941
Series A, 1.88%, 1/15/2019	175,000	174,279
Series B, 1.60%, 8/15/2019	1,253,000	1,238,265
Series B, 2.75%, 1/15/2022	400,000	400,080
Series B, 2.75%, 9/15/2022	250,000	248,318
Series C, 2.00%, 8/15/2021	200,000	195,624
Series D, 2.85%, 8/15/2026	300,000	289,806
DTE Electric Co.:
3.45%, 10/1/2020	332,000	341,352
3.65%, 3/15/2024	470,000	492,771
DTE Energy Co.:
1.50%, 10/1/2019	350,000	344,495
2.40%, 12/1/2019	500,000	499,635
2.85%, 10/1/2026	575,000	552,345
3.80%, 3/15/2027	560,000	578,530
Series B, 3.30%, 6/15/2022	130,000	132,077
Series F, 3.85%, 12/1/2023	351,000	365,430
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	528,000	524,040
2.95%, 12/1/2026	570,000	565,577
3.90%, 6/15/2021	583,000	610,174

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Duke Energy Corp.:
1.80%, 9/1/2021	$850,000	$826,064
2.40%, 8/15/2022	683,000	671,075
2.65%, 9/1/2026	1,031,000	987,976
3.05%, 8/15/2022	504,000	509,423
3.15%, 8/15/2027	918,000	911,262
3.55%, 9/15/2021	780,000	803,977
3.75%, 4/15/2024	156,000	162,886
3.95%, 10/15/2023	448,000	470,109
5.05%, 9/15/2019	594,000	620,736
Duke Energy Florida LLC:
2.10%, 12/15/2019	415,000	414,523
3.10%, 8/15/2021	210,000	214,309
3.20%, 1/15/2027	466,000	471,135
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	250,000	241,933
Duke Energy Indiana LLC 3.75%, 7/15/2020	342,000	354,069
Duke Energy Ohio, Inc.:
3.80%, 9/1/2023	50,000	52,559
5.45%, 4/1/2019	500,000	519,310
Duke Energy Progress LLC:
2.80%, 5/15/2022	60,000	60,576
3.00%, 9/15/2021	6,000	6,114
3.25%, 8/15/2025	193,000	196,746
Edison International:
2.13%, 4/15/2020	489,000	484,540
2.40%, 9/15/2022	750,000	733,680
2.95%, 3/15/2023	215,000	214,497
Emera US Finance L.P.:
2.15%, 6/15/2019	482,000	479,812
2.70%, 6/15/2021	315,000	314,534
3.55%, 6/15/2026	595,000	596,517
Enel Americas SA 4.00%, 10/25/2026	385,000	391,849
Enel Generacion Chile SA 4.25%, 4/15/2024	50,000	52,288
Entergy Arkansas, Inc.:
3.50%, 4/1/2026	489,000	503,650
3.70%, 6/1/2024	300,000	314,478
3.75%, 2/15/2021	200,000	207,106
Entergy Corp.:
2.95%, 9/1/2026	512,000	498,222
4.00%, 7/15/2022	150,000	156,805
5.13%, 9/15/2020	533,000	563,210
Entergy Louisiana LLC:
2.40%, 10/1/2026	1,217,000	1,150,406
3.12%, 9/1/2027	200,000	199,216
4.05%, 9/1/2023	276,000	292,375
Entergy Texas, Inc. 7.13%, 2/1/2019	120,000	125,888
Eversource Energy:
2.80%, 5/1/2023	150,000	149,298
4.50%, 11/15/2019	415,000	430,181
Series H, 3.15%, 1/15/2025	200,000	200,746
Series K, 2.75%, 3/15/2022	379,000	379,326
Series L, 2.90%, 10/1/2024	820,000	813,481
Exelon Corp.:
2.45%, 4/15/2021	375,000	373,159
2.85%, 6/15/2020	751,000	757,962
3.40%, 4/15/2026	408,000	409,563
3.50%, 6/1/2022	1,354,000	1,378,751
3.95%, 6/15/2025	464,000	483,288
5.15%, 12/1/2020	441,000	469,206
Exelon Generation Co. LLC:
2.95%, 1/15/2020	460,000	464,871
3.40%, 3/15/2022	450,000	457,947
4.00%, 10/1/2020	385,000	398,521
4.25%, 6/15/2022 (a)	126,000	132,344
5.20%, 10/1/2019	378,000	395,672
FirstEnergy Corp.:
Series A, 2.85%, 7/15/2022	550,000	543,922
Series B, 3.90%, 7/15/2027	810,000	830,404
Series B, 4.25%, 3/15/2023	614,000	646,908
Florida Power & Light Co.:
2.75%, 6/1/2023	221,000	221,701
3.13%, 12/1/2025	225,000	228,334
3.25%, 6/1/2024	376,000	386,784
Fortis, Inc.:
3.06%, 10/4/2026	970,000	938,029
Series WI, 2.10%, 10/4/2021	309,000	301,326
Georgia Power Co.:
2.00%, 3/30/2020	550,000	547,354
2.40%, 4/1/2021	175,000	174,072
2.85%, 5/15/2022	425,000	426,772
3.25%, 4/1/2026	350,000	350,476
3.25%, 3/30/2027	375,000	375,458
4.25%, 12/1/2019	230,000	238,568
Series C, 2.00%, 9/8/2020	535,000	531,143
Great Plains Energy, Inc. 4.85%, 6/1/2021	300,000	316,152
Gulf Power Co. Series A, 3.30%, 5/30/2027	450,000	452,394
Indiana Michigan Power Co. 7.00%, 3/15/2019	165,000	173,915
Interstate Power & Light Co. 3.25%, 12/1/2024	1,485,000	1,502,642
ITC Holdings Corp.:
2.70%, 11/15/2022 (b)	550,000	549,071
3.25%, 6/30/2026	300,000	298,209
3.35%, 11/15/2027 (b)	500,000	501,590
3.65%, 6/15/2024	150,000	154,178
Jersey Central Power & Light Co. 7.35%, 2/1/2019	365,000	382,852
Kansas City Power & Light Co.:
3.15%, 3/15/2023	25,000	25,235
3.65%, 8/15/2025	200,000	205,426
Series 09A, 7.15%, 4/1/2019	300,000	317,199
Kentucky Utilities Co. 3.25%, 11/1/2020	2,000	2,047
LG&E and KU Energy LLC 3.75%, 11/15/2020	347,000	357,941
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	300,000	306,255

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Metropolitan Edison Co. 7.70%, 1/15/2019	$40,000	$42,026
MidAmerican Energy Co.:
2.40%, 3/15/2019	175,000	175,571
3.10%, 5/1/2027	375,000	376,890
3.50%, 10/15/2024	225,000	234,920
Nevada Power Co. 7.13%, 3/15/2019	562,000	593,641
NextEra Energy Capital Holdings, Inc.:
2.30%, 4/1/2019	467,000	466,832
2.40%, 9/15/2019	85,000	84,939
2.70%, 9/15/2019	119,000	119,754
2.80%, 1/15/2023	555,000	555,200
3.55%, 5/1/2027	866,000	882,696
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (c)	1,250,000	1,254,313
Northern States Power Co.:
2.15%, 8/15/2022	705,000	692,641
2.20%, 8/15/2020	193,000	192,753
2.60%, 5/15/2023	300,000	298,851
NSTAR Electric Co.:
2.38%, 10/15/2022	550,000	542,140
3.20%, 5/15/2027	525,000	530,486
NV Energy, Inc. 6.25%, 11/15/2020	537,000	589,331
Oglethorpe Power Corp. 6.10%, 3/15/2019 (a)	270,000	281,159
Ohio Power Co. Series M, 5.38%, 10/1/2021	453,000	498,975
Oncor Electric Delivery Co. LLC:
2.95%, 4/1/2025	300,000	298,386
4.10%, 6/1/2022	150,000	157,981
7.00%, 9/1/2022	605,000	714,947
Pacific Gas & Electric Co.:
2.45%, 8/15/2022	218,000	214,407
2.95%, 3/1/2026	350,000	340,690
3.25%, 6/15/2023	300,000	303,984
3.30%, 3/15/2027	550,000	547,734
3.30%, 12/1/2027 (a) (b)	1,275,000	1,264,519
3.40%, 8/15/2024	525,000	534,618
3.50%, 10/1/2020	473,000	484,830
3.50%, 6/15/2025	509,000	518,595
3.75%, 2/15/2024	300,000	312,354
3.85%, 11/15/2023	100,000	103,671
4.25%, 5/15/2021	25,000	26,211
PacifiCorp:
2.95%, 2/1/2022	300,000	304,848
3.60%, 4/1/2024	265,000	276,533
3.85%, 6/15/2021	451,000	471,092
5.50%, 1/15/2019	32,000	33,090
PECO Energy Co.:
2.38%, 9/15/2022	125,000	123,971
3.15%, 10/15/2025	350,000	353,013
PG&E Corp. 2.40%, 3/1/2019 (a)	175,000	174,990
Pinnacle West Capital Corp. 2.25%, 11/30/2020	340,000	338,399
Portland General Electric Co. 6.10%, 4/15/2019	250,000	261,328
Potomac Electric Power Co. 3.60%, 3/15/2024	257,000	267,904
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	568,000	557,526
3.40%, 6/1/2023	316,000	322,257
3.50%, 12/1/2022	459,000	471,806
3.95%, 3/15/2024	631,000	660,695
4.20%, 6/15/2022	209,000	220,418
PPL Electric Utilities Corp. 3.00%, 9/15/2021	100,000	101,631
Progress Energy, Inc.:
3.15%, 4/1/2022	740,000	749,169
4.40%, 1/15/2021	580,000	607,521
4.88%, 12/1/2019	400,000	418,184
7.05%, 3/15/2019	276,000	291,310
PSEG Power LLC:
3.00%, 6/15/2021	455,000	458,645
5.13%, 4/15/2020	130,000	137,281
Public Service Co. of Colorado:
2.25%, 9/15/2022	50,000	49,261
5.13%, 6/1/2019	247,000	256,658
Public Service Co. of New Hampshire 3.50%, 11/1/2023	50,000	51,591
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	250,000	246,200
Series MTN, 2.25%, 9/15/2026	500,000	469,500
Series MTN, 2.38%, 5/15/2023	125,000	122,945
Series MTN, 3.00%, 5/15/2025	440,000	439,991
Series MTN, 3.00%, 5/15/2027	400,000	397,852
Public Service Enterprise Group, Inc.:
1.60%, 11/15/2019	177,000	174,085
2.00%, 11/15/2021	106,000	103,461
2.65%, 11/15/2022	750,000	742,852
Puget Energy, Inc.:
3.65%, 5/15/2025	268,000	274,654
5.63%, 7/15/2022	150,000	165,540
6.00%, 9/1/2021	298,000	330,080
6.50%, 12/15/2020	300,000	331,155
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	525,000	504,284
3.00%, 8/15/2021	116,000	118,466
Series NNN, 3.60%, 9/1/2023	225,000	233,712
SCANA Corp. Series MTN, 4.75%, 5/15/2021 (a)	284,000	293,903
Sierra Pacific Power Co. 2.60%, 5/1/2026	537,000	518,780
Southern California Edison Co.:
1.85%, 2/1/2022	295,714	288,703
3.88%, 6/1/2021	425,000	443,050
Series B, 2.40%, 2/1/2022	115,000	113,968
Series C, 3.50%, 10/1/2023	44,000	45,338
Southern Co.:
1.85%, 7/1/2019	937,000	930,844
2.15%, 9/1/2019	100,000	99,633
2.35%, 7/1/2021	723,000	717,173
2.75%, 6/15/2020	446,000	449,064
2.95%, 7/1/2023	822,000	822,666
3.25%, 7/1/2026	1,547,000	1,520,113

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (c)	$500,000	$529,670
Southern Power Co.:
4.15%, 12/1/2025	154,000	162,314
Series 15B, 2.38%, 6/1/2020	210,000	209,481
Series D, 1.95%, 12/15/2019	410,000	406,749
Series E, 2.50%, 12/15/2021	500,000	494,730
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	232,000	223,170
Southwestern Public Service Co. 3.30%, 6/15/2024	167,000	170,909
TECO Finance, Inc. 5.15%, 3/15/2020	325,000	341,932
TransAlta Corp. 4.50%, 11/15/2022	544,000	553,700
Tucson Electric Power Co. 3.05%, 3/15/2025	142,000	138,877
UIL Holdings Corp. 4.63%, 10/1/2020	200,000	209,614
Union Electric Co.:
2.95%, 6/15/2027	650,000	643,006
3.50%, 4/15/2024	175,000	181,692
6.70%, 2/1/2019	50,000	52,307
Virginia Electric & Power Co.:
2.95%, 1/15/2022	20,000	20,299
3.45%, 9/1/2022	39,000	40,283
3.45%, 2/15/2024	403,000	415,948
Series A, 3.10%, 5/15/2025	375,000	377,831
Series A, 3.15%, 1/15/2026	310,000	312,995
Series A, 3.50%, 3/15/2027	275,000	284,196
Series B, 2.95%, 11/15/2026	367,000	363,414
Series C, 2.75%, 3/15/2023	514,000	512,622
WEC Energy Group, Inc.:
2.45%, 6/15/2020	249,000	249,486
3.55%, 6/15/2025	400,000	410,052
Westar Energy, Inc.:
2.55%, 7/1/2026	433,000	415,702
3.10%, 4/1/2027	295,000	295,853
Wisconsin Electric Power Co. 2.95%, 9/15/2021	510,000	518,395
Wisconsin Power & Light Co. 3.05%, 10/15/2027	650,000	648,043
Xcel Energy, Inc.:
2.40%, 3/15/2021	481,000	478,398
2.60%, 3/15/2022	652,000	650,357
3.30%, 6/1/2025	450,000	455,571
3.35%, 12/1/2026	400,000	404,624
4.70%, 5/15/2020	508,000	529,427

		107,633,923

ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.63%, 12/1/2021	806,000	811,626
2.63%, 2/15/2023	601,000	597,568
3.15%, 6/1/2025	200,000	202,300
4.88%, 10/15/2019	401,000	419,334
Hubbell, Inc.:
3.15%, 8/15/2027	570,000	565,754
3.35%, 3/1/2026	375,000	379,421
Legrand France SA 8.50%, 2/15/2025	375,000	485,850

		3,461,853

ELECTRONICS — 0.8%
Agilent Technologies, Inc.:
3.05%, 9/22/2026	280,000	269,380
3.20%, 10/1/2022	125,000	126,341
3.88%, 7/15/2023	510,000	528,880
5.00%, 7/15/2020	572,000	607,458
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	350,000	346,952
3.55%, 10/1/2027	250,000	247,645
Amphenol Corp.:
2.20%, 4/1/2020	525,000	522,312
2.55%, 1/30/2019	290,000	291,085
3.13%, 9/15/2021	420,000	426,758
3.20%, 4/1/2024	340,000	341,401
4.00%, 2/1/2022	157,000	164,021
Arrow Electronics, Inc.:
3.25%, 9/8/2024	615,000	603,573
3.50%, 4/1/2022	290,000	293,732
4.00%, 4/1/2025	100,000	101,830
4.50%, 3/1/2023	100,000	105,051
Avnet, Inc.:
4.63%, 4/15/2026	550,000	572,638
4.88%, 12/1/2022 (a)	575,000	609,546
Corning, Inc.:
2.90%, 5/15/2022	100,000	100,415
4.25%, 8/15/2020	25,000	26,096
Flex, Ltd.:
4.63%, 2/15/2020	575,000	595,070
4.75%, 6/15/2025	426,000	456,570
5.00%, 2/15/2023	359,000	384,995
FLIR Systems, Inc. 3.13%, 6/15/2021	150,000	150,558
Fortive Corp.:
2.35%, 6/15/2021	612,000	605,586
3.15%, 6/15/2026	1,060,000	1,055,315
Honeywell International, Inc.:
1.40%, 10/30/2019	481,000	475,387
1.80%, 10/30/2019	550,000	547,036
1.85%, 11/1/2021	1,584,000	1,553,540
2.50%, 11/1/2026	1,153,000	1,116,611
3.35%, 12/1/2023	118,000	122,990
4.25%, 3/1/2021	598,000	632,642
Jabil, Inc.:
4.70%, 9/15/2022	563,000	592,760
5.63%, 12/15/2020	19,000	20,338
Keysight Technologies, Inc.:
3.30%, 10/30/2019	275,000	277,879
4.55%, 10/30/2024	380,000	402,937
4.60%, 4/6/2027	615,000	648,358
Koninklijke Philips NV 3.75%, 3/15/2022	1,590,000	1,654,824

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
PerkinElmer, Inc. 5.00%, 11/15/2021	$294,000	$316,388
Tech Data Corp.:
3.70%, 2/15/2022	300,000	301,605
4.95%, 2/15/2027	700,000	735,504
Tyco Electronics Group SA:
3.13%, 8/15/2027	485,000	482,575
3.45%, 8/1/2024	570,000	587,636
3.50%, 2/3/2022	122,000	125,510
3.70%, 2/15/2026	520,000	538,824

		20,666,552

ENGINEERING & CONSTRUCTION — 0.1%
ABB Finance USA, Inc. 2.88%, 5/8/2022	1,037,000	1,053,789
Fluor Corp.:
3.38%, 9/15/2021	465,000	476,155
3.50%, 12/15/2024	195,000	199,737

		1,729,681

ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
2.90%, 7/1/2026	275,000	268,920
3.20%, 3/15/2025	798,000	800,330
3.38%, 11/15/2027	455,000	459,027
3.55%, 6/1/2022	535,000	551,596
4.75%, 5/15/2023	275,000	299,051
5.00%, 3/1/2020	540,000	568,755
5.25%, 11/15/2021	150,000	163,734
5.50%, 9/15/2019	1,057,000	1,111,901
Waste Management, Inc.:
2.40%, 5/15/2023	300,000	293,871
2.90%, 9/15/2022	142,000	142,983
3.13%, 3/1/2025	150,000	151,201
3.15%, 11/15/2027	1,250,000	1,248,662
3.50%, 5/15/2024	200,000	207,066
4.60%, 3/1/2021	210,000	222,988
4.75%, 6/30/2020	425,000	449,561

		6,939,646

FOOD — 1.5%
Campbell Soup Co.:
2.50%, 8/2/2022	350,000	346,349
3.30%, 3/19/2025	500,000	504,870
4.25%, 4/15/2021	250,000	262,400
Conagra Brands, Inc. 3.20%, 1/25/2023	219,000	221,608
Flowers Foods, Inc.:
3.50%, 10/1/2026	465,000	455,984
4.38%, 4/1/2022	200,000	211,850
General Mills, Inc.:
2.20%, 10/21/2019	323,000	322,574
2.60%, 10/12/2022	1,265,000	1,256,360
3.15%, 12/15/2021	603,000	614,608
3.20%, 2/10/2027 (a)	252,000	251,758
3.65%, 2/15/2024	146,000	153,128
5.65%, 2/15/2019	1,194,000	1,239,193
Hershey Co.:
2.30%, 8/15/2026	393,000	369,200
3.20%, 8/21/2025	220,000	222,706
4.13%, 12/1/2020	100,000	105,218
Ingredion, Inc.:
3.20%, 10/1/2026	330,000	323,908
4.63%, 11/1/2020	100,000	105,112
JM Smucker Co.:
2.20%, 12/6/2019	1,800,000	1,798,218
2.50%, 3/15/2020	460,000	461,251
3.00%, 3/15/2022	450,000	453,407
3.38%, 12/15/2027	1,100,000	1,104,026
3.50%, 10/15/2021	302,000	310,806
3.50%, 3/15/2025	837,000	855,581
Kellogg Co.:
2.65%, 12/1/2023	520,000	517,322
3.13%, 5/17/2022	287,000	293,934
3.25%, 4/1/2026	300,000	297,999
3.40%, 11/15/2027	750,000	745,642
4.00%, 12/15/2020	703,000	734,867
4.15%, 11/15/2019	225,000	232,243
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	2,260,000	2,272,566
3.00%, 6/1/2026	928,000	892,207
3.50%, 6/6/2022	854,000	873,779
3.50%, 7/15/2022	1,065,000	1,089,783
3.95%, 7/15/2025	1,236,000	1,276,442
5.38%, 2/10/2020	494,000	523,339
Kroger Co.:
2.00%, 1/15/2019	650,000	648,538
2.60%, 2/1/2021	738,000	738,517
2.65%, 10/15/2026 (a)	590,000	551,266
2.80%, 8/1/2022	525,000	523,131
2.95%, 11/1/2021	550,000	555,561
3.30%, 1/15/2021	500,000	510,800
3.40%, 4/15/2022	577,000	590,340
3.50%, 2/1/2026 (a)	54,000	53,970
3.70%, 8/1/2027 (a)	585,000	592,190
3.85%, 8/1/2023	25,000	26,012
4.00%, 2/1/2024	186,000	193,395
6.15%, 1/15/2020	563,000	603,846
Series GMTN, 1.50%, 9/30/2019	580,000	571,491
McCormick & Co., Inc.:
2.70%, 8/15/2022	748,000	746,526
3.15%, 8/15/2024	625,000	628,381
3.40%, 8/15/2027	600,000	607,068
Mondelez International, Inc.:
4.00%, 2/1/2024	317,000	336,594
5.38%, 2/10/2020	650,000	687,206
Sysco Corp.:
2.50%, 7/15/2021	580,000	577,912
2.60%, 10/1/2020	907,000	911,490
2.60%, 6/12/2022	584,000	579,737
3.25%, 7/15/2027	661,000	661,245
3.30%, 7/15/2026	715,000	718,496
3.75%, 10/1/2025	507,000	527,052
Tyson Foods, Inc.:
2.25%, 8/23/2021	585,000	577,149
2.65%, 8/15/2019	793,000	796,592
3.55%, 6/2/2027	978,000	1,000,024

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 8/15/2024	$1,092,000	$1,147,233
4.50%, 6/15/2022	468,000	499,861
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	43,927

		38,905,788

FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027 (b)	750,000	743,903
4.50%, 8/1/2024	350,000	369,502
Domtar Corp. 4.40%, 4/1/2022	177,000	186,039
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025	1,150,000	1,138,765
5.25%, 5/12/2024	200,000	214,404
5.50%, 1/17/2027 (a)	455,000	488,101
Georgia-Pacific LLC 8.00%, 1/15/2024	125,000	159,080
International Paper Co.:
3.00%, 2/15/2027	825,000	799,574
3.65%, 6/15/2024	486,000	503,107
4.75%, 2/15/2022	704,000	756,814
7.50%, 8/15/2021	239,000	278,112

		5,637,401

GAS — 0.4%
Atmos Energy Corp.:
3.00%, 6/15/2027	510,000	509,077
8.50%, 3/15/2019	150,000	160,860
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	327,000	342,340
Dominion Energy Gas Holdings LLC:
2.50%, 12/15/2019	150,000	150,306
2.80%, 11/15/2020	1,380,000	1,391,468
3.60%, 12/15/2024	475,000	486,182
National Fuel Gas Co.:
3.75%, 3/1/2023	227,000	229,195
3.95%, 9/15/2027	300,000	298,476
4.90%, 12/1/2021	400,000	420,088
5.20%, 7/15/2025	300,000	321,750
NiSource Finance Corp.:
2.65%, 11/17/2022	900,000	893,583
3.49%, 5/15/2027	1,021,000	1,038,296
ONE Gas, Inc.:
2.07%, 2/1/2019	220,000	219,333
3.61%, 2/1/2024	226,000	233,777
Sempra Energy:
1.63%, 10/7/2019	447,000	441,292
2.40%, 3/15/2020	368,000	367,776
2.85%, 11/15/2020	555,000	559,917
2.88%, 10/1/2022	57,000	56,883
3.25%, 6/15/2027	1,000,000	992,400
3.55%, 6/15/2024	25,000	25,597
3.75%, 11/15/2025	100,000	102,950
4.05%, 12/1/2023	83,000	86,930
9.80%, 2/15/2019	65,000	70,211
Southern California Gas Co.:
3.15%, 9/15/2024	553,000	564,486
3.20%, 6/15/2025	150,000	152,241
Series TT, 2.60%, 6/15/2026	710,000	686,179
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	371,000	359,877
3.25%, 6/15/2026	357,000	351,309
3.50%, 9/15/2021	363,000	371,236

		11,884,015

HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 2.65%, 11/1/2019	562,000	560,426
Snap-on, Inc. 3.25%, 3/1/2027	455,000	462,653
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022	768,000	774,198
3.40%, 12/1/2021	492,000	504,674

		2,301,951

HEALTH CARE PRODUCTS — 2.0%
Abbott Laboratories:
2.00%, 3/15/2020	327,000	324,080
2.35%, 11/22/2019	1,458,000	1,458,554
2.55%, 3/15/2022	1,334,000	1,322,101
2.80%, 9/15/2020	589,000	592,805
2.90%, 11/30/2021	2,385,000	2,409,661
2.95%, 3/15/2025	664,000	652,699
3.25%, 4/15/2023	437,000	441,986
3.40%, 11/30/2023	1,075,000	1,093,329
3.75%, 11/30/2026	1,060,000	1,088,397
3.88%, 9/15/2025	525,000	543,947
4.13%, 5/27/2020	655,000	680,879
5.13%, 4/1/2019	1,789,000	1,850,595
Baxter International, Inc.:
1.70%, 8/15/2021	465,000	450,776
2.60%, 8/15/2026	405,000	386,613
Becton Dickinson and Co.:
2.13%, 6/6/2019	1,116,000	1,112,395
2.40%, 6/5/2020	785,000	780,471
2.68%, 12/15/2019	831,000	834,050
2.89%, 6/6/2022	1,268,000	1,260,510
3.00%, 5/15/2026	450,000	433,209
3.13%, 11/8/2021	592,000	595,013
3.25%, 11/12/2020	281,000	285,178
3.36%, 6/6/2024	1,250,000	1,253,375
3.70%, 6/6/2027	1,200,000	1,208,688
3.73%, 12/15/2024	971,000	992,576
4.40%, 1/15/2021	15,000	15,015
Boston Scientific Corp.:
2.85%, 5/15/2020	675,000	679,550
3.38%, 5/15/2022	487,000	494,583
3.85%, 5/15/2025	525,000	540,125
4.13%, 10/1/2023	425,000	445,544
6.00%, 1/15/2020	941,000	1,003,689
Covidien International Finance SA:
2.95%, 6/15/2023	18,000	18,127
3.20%, 6/15/2022	557,000	568,937
4.20%, 6/15/2020	465,000	485,255
CR Bard, Inc.:
4.40%, 1/15/2021	21,000	21,745
Danaher Corp.:
2.40%, 9/15/2020	522,000	523,608
3.35%, 9/15/2025	490,000	506,567
Life Technologies Corp.:
5.00%, 1/15/2021	330,000	348,803
6.00%, 3/1/2020	535,000	571,530

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Medtronic Global Holdings SCA:
1.70%, 3/28/2019	$824,000	$820,243
3.35%, 4/1/2027 (a)	115,000	117,976
Medtronic, Inc.:
2.50%, 3/15/2020	3,066,000	3,083,170
2.75%, 4/1/2023	244,000	245,393
3.13%, 3/15/2022	980,000	1,001,384
3.15%, 3/15/2022	2,117,000	2,166,665
3.50%, 3/15/2025	2,458,000	2,553,960
3.63%, 3/15/2024	305,000	319,320
4.13%, 3/15/2021	408,000	427,494
4.45%, 3/15/2020	485,000	507,174
5.60%, 3/15/2019	565,000	587,171
Stryker Corp.:
2.00%, 3/8/2019	671,000	669,537
2.63%, 3/15/2021	930,000	932,437
3.38%, 5/15/2024	160,000	164,552
3.38%, 11/1/2025	472,000	483,380
3.50%, 3/15/2026	875,000	902,694
4.38%, 1/15/2020	170,000	176,729
Thermo Fisher Scientific, Inc.:
2.40%, 2/1/2019	707,000	707,792
2.95%, 9/19/2026	752,000	732,237
3.00%, 4/15/2023	786,000	790,968
3.15%, 1/15/2023	580,000	585,928
3.20%, 8/15/2027	725,000	719,113
3.30%, 2/15/2022	331,000	338,874
3.60%, 8/15/2021	647,000	667,031
3.65%, 12/15/2025	500,000	512,665
4.15%, 2/1/2024	1,036,000	1,098,212
4.50%, 3/1/2021	506,000	535,555
4.70%, 5/1/2020	300,000	315,012
Zimmer Biomet Holdings, Inc.:
2.70%, 4/1/2020	1,533,000	1,534,870
3.15%, 4/1/2022	500,000	500,735
3.38%, 11/30/2021	225,000	227,862
3.55%, 4/1/2025	1,635,000	1,635,899
4.63%, 11/30/2019	100,000	103,768

		54,440,765

HEALTH CARE SERVICES — 1.5%
Aetna, Inc.:
2.20%, 3/15/2019	20,000	20,014
2.75%, 11/15/2022	542,000	536,602
2.80%, 6/15/2023	1,194,000	1,176,114
3.50%, 11/15/2024	475,000	483,118
4.13%, 6/1/2021	142,000	147,549
Anthem, Inc.:
2.25%, 8/15/2019	255,000	254,388
2.50%, 11/21/2020	315,000	314,537
2.95%, 12/1/2022	1,460,000	1,461,226
3.13%, 5/15/2022	564,000	569,302
3.30%, 1/15/2023	856,000	868,643
3.35%, 12/1/2024	500,000	506,860
3.50%, 8/15/2024	1,036,000	1,057,041
3.65%, 12/1/2027	670,000	682,710
3.70%, 8/15/2021	327,000	337,059
4.35%, 8/15/2020	373,000	389,867
Catholic Health Initiatives 2.95%, 11/1/2022	420,000	415,926
Cigna Corp.:
3.05%, 10/15/2027	714,000	698,556
3.25%, 4/15/2025	500,000	501,895
4.00%, 2/15/2022	366,000	382,411
4.50%, 3/15/2021	350,000	368,305
5.13%, 6/15/2020	200,000	211,620
Coventry Health Care, Inc. 5.45%, 6/15/2021	871,000	941,821
Dignity Health 2.64%, 11/1/2019	525,000	524,223
Howard Hughes Medical Institute 3.50%, 9/1/2023	641,000	670,441
Humana, Inc.:
2.50%, 12/15/2020	1,350,000	1,350,027
2.63%, 10/1/2019	500,000	500,930
2.90%, 12/15/2022	925,000	925,296
3.15%, 12/1/2022	131,000	131,950
3.85%, 10/1/2024	590,000	614,013
3.95%, 3/15/2027	250,000	258,855
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	450,000	450,841
3.50%, 4/1/2022	145,000	149,067
Laboratory Corp. of America Holdings:
2.63%, 2/1/2020	200,000	200,456
3.20%, 2/1/2022	443,000	451,709
3.25%, 9/1/2024	500,000	500,060
3.60%, 2/1/2025	725,000	738,753
3.60%, 9/1/2027	600,000	600,882
3.75%, 8/23/2022	452,000	468,213
4.00%, 11/1/2023	375,000	387,878
4.63%, 11/15/2020	52,000	54,740
Magellan Health, Inc. 4.40%, 9/22/2024	1,300,000	1,305,928
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	300,000	290,313
Quest Diagnostics, Inc.:
2.50%, 3/30/2020	375,000	374,760
2.70%, 4/1/2019 (a)	279,000	280,431
3.45%, 6/1/2026	525,000	526,848
3.50%, 3/30/2025	1,040,000	1,053,458
4.70%, 4/1/2021	252,000	266,687
4.75%, 1/30/2020	285,000	297,851
SSM Health Care Corp. Series A, 3.82%, 6/1/2027	496,000	512,690
UnitedHealth Group, Inc.:
1.63%, 3/15/2019	911,000	905,725
1.70%, 2/15/2019	66,000	65,743
1.95%, 10/15/2020	2,410,000	2,386,719
2.13%, 3/15/2021	338,000	335,026
2.30%, 12/15/2019	210,000	210,267
2.38%, 10/15/2022	500,000	494,910
2.70%, 7/15/2020	2,112,000	2,135,295
2.75%, 2/15/2023	518,000	519,010
2.88%, 12/15/2021	470,000	476,096
2.88%, 3/15/2022	706,000	714,401

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 3/15/2023	$582,000	$586,801
2.95%, 10/15/2027	550,000	548,378
3.10%, 3/15/2026	700,000	705,803
3.35%, 7/15/2022	657,000	677,268
3.38%, 11/15/2021	250,000	257,528
3.45%, 1/15/2027	405,000	419,009
3.75%, 7/15/2025	1,302,000	1,370,967
3.88%, 10/15/2020	250,000	259,493
4.70%, 2/15/2021	300,000	319,197

		39,600,500

HOLDING COMPANIES-DIVERS — 0.0%
Leucadia National Corp. 5.50%, 10/18/2023	575,000	618,936

HOME BUILDERS — 0.1%
DR Horton, Inc.:
2.55%, 12/1/2020	375,000	374,546
3.75%, 3/1/2019	204,000	207,044
4.00%, 2/15/2020	925,000	951,714
4.38%, 9/15/2022	100,000	105,342
4.75%, 2/15/2023	125,000	133,943
5.75%, 8/15/2023	15,000	16,823
NVR, Inc. 3.95%, 9/15/2022	377,000	393,701

		2,183,113

HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc.:
3.40%, 8/15/2022	100,000	100,808
3.50%, 11/15/2027	850,000	842,724
Whirlpool Corp.:
3.70%, 5/1/2025	250,000	257,570
4.00%, 3/1/2024	250,000	262,605
Series MTN, 4.85%, 6/15/2021	80,000	85,514

		1,549,221

HOUSEHOLD PRODUCTS — 0.6%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022 (a)	1,645,000	1,628,682
Series MTN, 1.95%, 2/1/2023	246,000	239,439
Series MTN, 2.10%, 5/1/2023	410,000	401,345
Series MTN, 2.30%, 5/3/2022	500,000	497,280
Series MTN, 2.45%, 11/15/2021	45,000	45,081
Estee Lauder Cos., Inc.:
1.70%, 5/10/2021	300,000	293,562
1.80%, 2/7/2020	230,000	228,300
3.15%, 3/15/2027	675,000	680,758
Procter & Gamble Co.:
1.70%, 11/3/2021	651,000	636,020
1.75%, 10/25/2019 (a)	750,000	746,685
1.85%, 2/2/2021	275,000	271,915
1.90%, 11/1/2019	510,000	508,929
1.90%, 10/23/2020	800,000	795,120
2.15%, 8/11/2022	490,000	484,532
2.30%, 2/6/2022	680,000	677,470
2.45%, 11/3/2026	650,000	626,964
2.70%, 2/2/2026	400,000	395,000
2.85%, 8/11/2027	600,000	595,290
3.10%, 8/15/2023	642,000	659,520
Unilever Capital Corp.:
1.38%, 7/28/2021	415,000	400,985
1.80%, 5/5/2020	1,681,000	1,666,140
2.00%, 7/28/2026	355,000	327,693
2.10%, 7/30/2020	205,000	204,436
2.20%, 5/5/2022	925,000	915,056
2.60%, 5/5/2024	550,000	543,257
2.90%, 5/5/2027	658,000	649,670
3.10%, 7/30/2025	500,000	507,255
4.25%, 2/10/2021	792,000	835,766

		16,462,150

HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc.:
2.45%, 8/1/2022	575,000	567,186
3.15%, 8/1/2027	475,000	466,968
Clorox Co.:
3.05%, 9/15/2022	9,000	9,166
3.10%, 10/1/2027	1,000,000	1,000,030
3.50%, 12/15/2024	125,000	128,926
3.80%, 11/15/2021	250,000	260,737
Kimberly-Clark Corp.:
1.90%, 5/22/2019	316,000	314,926
2.75%, 2/15/2026	50,000	49,201
3.05%, 8/15/2025	395,000	398,871

		3,196,011

HOUSEWARES — 0.2%
Newell Brands, Inc.:
2.88%, 12/1/2019	587,000	592,442
3.15%, 4/1/2021	863,000	872,295
3.85%, 4/1/2023	1,328,000	1,374,719
3.90%, 11/1/2025	273,000	281,561
4.00%, 12/1/2024	720,000	748,994
4.20%, 4/1/2026 (a)	1,317,000	1,376,779
4.70%, 8/15/2020	3,000	3,148
Tupperware Brands Corp. 4.75%, 6/1/2021	374,000	393,620

		5,643,558

INSURANCE — 2.5%
AEGON Funding Co. LLC 5.75%, 12/15/2020	195,000	211,429
Aflac, Inc.:
2.40%, 3/16/2020	368,000	367,897
3.25%, 3/17/2025	350,000	355,677
3.63%, 6/15/2023	530,000	552,779
3.63%, 11/15/2024	627,000	655,478
4.00%, 2/15/2022	69,000	72,420
Alleghany Corp. 4.95%, 6/27/2022	100,000	108,088
Allied World Assurance Co. Holdings, Ltd.:
4.35%, 10/29/2025	200,000	202,894
5.50%, 11/15/2020	426,000	454,082
Allstate Corp.:
3.15%, 6/15/2023	52,000	52,701
3.28%, 12/15/2026	965,000	981,637
7.45%, 5/16/2019	100,000	106,742
3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	350,000	382,015

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Alterra Finance LLC 6.25%, 9/30/2020	$35,000	$38,038
American Financial Group, Inc. 3.50%, 8/15/2026	440,000	437,048
American International Group, Inc.:
2.30%, 7/16/2019	940,000	939,586
3.30%, 3/1/2021	846,000	862,742
3.38%, 8/15/2020	300,000	306,624
3.75%, 7/10/2025	685,000	705,125
3.90%, 4/1/2026	1,005,000	1,043,713
4.13%, 2/15/2024	787,000	831,646
4.88%, 6/1/2022	2,276,000	2,473,921
6.40%, 12/15/2020	445,000	492,980
Aon Corp.:
5.00%, 9/30/2020	307,000	327,016
8.21%, 1/1/2027	151,000	197,632
Aon PLC:
2.80%, 3/15/2021	260,000	261,131
3.50%, 6/14/2024	1,107,000	1,132,173
3.88%, 12/15/2025	501,000	523,605
Arch Capital Finance LLC 4.01%, 12/15/2026	495,000	515,632
Assurant, Inc. 4.00%, 3/15/2023	100,000	102,477
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024	595,000	645,188
AXIS Specialty Finance LLC 5.88%, 6/1/2020	100,000	107,059
AXIS Specialty Finance PLC 4.00%, 12/6/2027	750,000	752,280
Berkshire Hathaway Finance Corp.:
1.30%, 8/15/2019	935,000	923,845
1.70%, 3/15/2019	846,000	842,794
2.90%, 10/15/2020	300,000	305,757
3.00%, 5/15/2022	589,000	602,058
4.25%, 1/15/2021	591,000	623,954
Berkshire Hathaway, Inc.:
2.10%, 8/14/2019	405,000	405,255
2.20%, 3/15/2021	1,479,000	1,473,306
2.75%, 3/15/2023	1,459,000	1,468,119
3.00%, 2/11/2023	317,000	323,270
3.13%, 3/15/2026	1,621,000	1,637,583
3.40%, 1/31/2022	348,000	361,468
3.75%, 8/15/2021 (a)	180,000	188,509
Brighthouse Financial, Inc. 3.70%, 6/22/2027 (b)	1,000,000	981,990
Brown & Brown, Inc. 4.20%, 9/15/2024	135,000	141,564
Chubb INA Holdings, Inc.:
2.30%, 11/3/2020	1,448,000	1,445,857
2.70%, 3/13/2023	50,000	49,926
2.88%, 11/3/2022	635,000	643,293
3.15%, 3/15/2025	460,000	465,354
3.35%, 5/15/2024	221,000	227,301
3.35%, 5/3/2026	1,001,000	1,021,711
5.90%, 6/15/2019	655,000	689,997
CNA Financial Corp.:
3.45%, 8/15/2027	800,000	788,096
4.50%, 3/1/2026	530,000	566,930
5.75%, 8/15/2021	100,000	109,361
5.88%, 8/15/2020	162,000	174,458
Enstar Group, Ltd. 4.50%, 3/10/2022	450,000	459,360
Fidelity National Financial, Inc. 5.50%, 9/1/2022	550,000	606,364
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	225,000	234,761
Hartford Financial Services Group, Inc.:
5.13%, 4/15/2022	918,000	1,001,960
5.50%, 3/30/2020	350,000	372,876
Series MTN, 6.00%, 1/15/2019	125,000	129,390
Kemper Corp. 4.35%, 2/15/2025	774,000	789,418
Lincoln National Corp.:
3.63%, 12/12/2026	655,000	669,214
4.00%, 9/1/2023	40,000	41,720
4.20%, 3/15/2022	70,000	73,742
4.85%, 6/24/2021	150,000	160,160
6.25%, 2/15/2020	5,000	5,375
Loews Corp.:
2.63%, 5/15/2023	299,000	295,502
3.75%, 4/1/2026	250,000	259,030
Manulife Financial Corp.:
4.15%, 3/4/2026	743,000	787,372
4.90%, 9/17/2020	56,000	59,284
USD 5 year swap rate + 1.65%, 4.06%, 2/24/2032 (c)	914,000	921,952
Markel Corp. 3.50%, 11/1/2027	625,000	619,194
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/2019	220,000	220,656
2.35%, 3/6/2020	202,000	201,562
2.75%, 1/30/2022	515,000	516,118
3.30%, 3/14/2023	1,423,000	1,452,997
3.50%, 6/3/2024	75,000	77,436
3.50%, 3/10/2025	524,000	539,599
3.75%, 3/14/2026	175,000	182,863
4.80%, 7/15/2021	243,000	259,998
Mercury General Corp. 4.40%, 3/15/2027	530,000	543,753
MetLife, Inc.:
3.00%, 3/1/2025	369,000	369,465
3.05%, 12/15/2022	259,000	262,320
3.60%, 4/10/2024	511,000	534,118
3.60%, 11/13/2025	364,000	378,509
4.75%, 2/8/2021	660,000	705,111
7.72%, 2/15/2019	896,000	950,271
Series D, 4.37%, 9/15/2023	1,029,000	1,110,044
Montpelier Re Holdings, Ltd. 4.70%, 10/15/2022	100,000	105,658
Old Republic International Corp.:
3.88%, 8/26/2026	390,000	392,418
4.88%, 10/1/2024	300,000	321,999
PartnerRe Finance B LLC 5.50%, 6/1/2020	407,000	432,873
Primerica, Inc. 4.75%, 7/15/2022	115,000	123,333
Principal Financial Group, Inc.:
3.10%, 11/15/2026	400,000	395,368

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
3.30%, 9/15/2022	$150,000	$152,679
3.40%, 5/15/2025	350,000	355,331
3 Month USD LIBOR + 3.04%, 4.70%, 5/15/2055 (c)	150,000	153,504
Progressive Corp.:
2.45%, 1/15/2027	200,000	191,290
3.75%, 8/23/2021	150,000	156,304
Protective Life Corp. 7.38%, 10/15/2019	100,000	108,465
Prudential Financial, Inc.:
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	1,183,000	1,271,406
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (c)	177,000	188,604
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	707,000	767,470
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (c)	980,000	1,071,228
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (c)	575,000	582,515
Series MTN, 2.35%, 8/15/2019	200,000	200,234
Series MTN, 3.50%, 5/15/2024	594,000	617,267
Series MTN, 4.50%, 11/15/2020	600,000	631,974
Series MTN, 4.50%, 11/16/2021	300,000	321,579
Series MTN, 5.38%, 6/21/2020	457,000	489,452
Series MTND, 7.38%, 6/15/2019	716,000	768,690
Reinsurance Group of America, Inc.:
3.95%, 9/15/2026	200,000	203,994
6.45%, 11/15/2019	285,000	305,084
RenaissanceRe Finance, Inc.:
3.45%, 7/1/2027	215,000	211,444
3.70%, 4/1/2025	50,000	51,240
Swiss Re Solutions Holding Corp. 7.00%, 2/15/2026	121,000	148,648
Torchmark Corp. 3.80%, 9/15/2022	75,000	77,461
Travelers Cos., Inc.:
3.90%, 11/1/2020	240,000	249,185
5.90%, 6/2/2019	400,000	419,964
Trinity Acquisition PLC:
3.50%, 9/15/2021	529,000	538,178
4.40%, 3/15/2026	350,000	369,761
Unum Group:
3.00%, 5/15/2021	430,000	432,438
4.00%, 3/15/2024	150,000	156,229
5.63%, 9/15/2020	22,000	23,682
Voya Financial, Inc.:
3.13%, 7/15/2024	450,000	446,508
3.65%, 6/15/2026	545,000	551,131
5.50%, 7/15/2022	5,000	5,490
Willis North America, Inc. 3.60%, 5/15/2024	500,000	507,760
Willis Towers Watson PLC 5.75%, 3/15/2021	22,000	23,889
WR Berkley Corp.:
4.63%, 3/15/2022	150,000	159,539
5.38%, 9/15/2020	10,000	10,651
7.38%, 9/15/2019	150,000	161,437
XLIT, Ltd.:
4.45%, 3/31/2025	300,000	306,918
5.75%, 10/1/2021	400,000	440,092
6.25%, 5/15/2027	324,000	382,812
6.38%, 11/15/2024	134,000	155,951

		65,591,832

INTERNET — 1.3%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019	1,646,000	1,650,230
2.80%, 6/6/2023	1,530,000	1,526,680
3.13%, 11/28/2021	1,204,000	1,223,083
3.40%, 12/6/2027	2,025,000	2,023,724
3.60%, 11/28/2024 (a)	991,000	1,027,776
Alphabet, Inc.:
2.00%, 8/15/2026	1,268,000	1,194,418
3.38%, 2/25/2024	726,000	759,374
3.63%, 5/19/2021	580,000	606,245
Amazon.com, Inc.:
1.90%, 8/21/2020 (b)	1,360,000	1,349,773
2.40%, 2/22/2023 (b)	899,000	890,469
2.50%, 11/29/2022	975,000	973,791
2.60%, 12/5/2019	1,611,000	1,627,400
2.80%, 8/22/2024 (b)	1,521,000	1,516,711
3.15%, 8/22/2027 (b)	1,264,000	1,269,410
3.30%, 12/5/2021	982,000	1,014,219
3.80%, 12/5/2024	921,000	974,271
5.20%, 12/3/2025	653,000	749,148
Baidu, Inc.:
2.75%, 6/9/2019	950,000	951,530
2.88%, 7/6/2022	650,000	644,098
3.00%, 6/30/2020	287,000	288,182
3.50%, 11/28/2022	353,000	358,909
3.63%, 7/6/2027	450,000	445,941
4.13%, 6/30/2025 (a)	370,000	385,092
eBay, Inc.:
2.15%, 6/5/2020	605,000	600,396
2.20%, 8/1/2019	696,000	694,838
2.60%, 7/15/2022	888,000	879,404
2.75%, 1/30/2023	590,000	584,519
2.88%, 8/1/2021	432,000	435,408
3.25%, 10/15/2020	371,000	377,726
3.45%, 8/1/2024	577,000	585,078
3.60%, 6/5/2027	450,000	447,093
3.80%, 3/9/2022	943,000	978,759
Expedia, Inc.:
4.50%, 8/15/2024	455,000	478,110
5.00%, 2/15/2026	477,000	510,471
5.95%, 8/15/2020	1,428,000	1,537,927
JD.com, Inc.:
3.13%, 4/29/2021	400,000	398,808
3.88%, 4/29/2026 (a)	460,000	462,663
Priceline Group, Inc.:
2.75%, 3/15/2023	450,000	445,541
3.60%, 6/1/2026	580,000	582,807
3.65%, 3/15/2025	525,000	534,555

		33,984,577

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
INVESTMENT COMPANY SECURITY — 0.1%
Apollo Investment Corp. 5.25%, 3/3/2025	$100,000	$102,646
Ares Capital Corp.:
3.50%, 2/10/2023	689,000	679,340
3.63%, 1/19/2022	448,000	449,732
3.88%, 1/15/2020	5,000	5,090
FS Investment Corp.:
4.00%, 7/15/2019	227,000	229,686
4.25%, 1/15/2020	355,000	360,449
Prospect Capital Corp. 5.00%, 7/15/2019	404,000	414,263

		2,241,206

IRON/STEEL — 0.2%
Nucor Corp.:
4.00%, 8/1/2023	325,000	342,261
4.13%, 9/15/2022	454,000	479,728
5.85%, 6/1/2018	10,000	10,152
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	426,000	448,620
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (a)	1,720,000	1,781,094
4.63%, 9/15/2020	373,000	395,652
5.88%, 6/10/2021	1,302,000	1,420,235
6.25%, 8/10/2026 (a)	1,417,000	1,643,862

		6,521,604

IT SERVICES — 3.2%
Apple, Inc.:
1.10%, 8/2/2019	750,000	739,268
1.50%, 9/12/2019	553,000	548,537
1.55%, 2/8/2019	76,000	75,694
1.55%, 2/7/2020	1,065,000	1,053,381
1.55%, 8/4/2021	1,025,000	995,654
1.70%, 2/22/2019	717,000	714,992
1.80%, 11/13/2019	1,250,000	1,244,875
1.80%, 5/11/2020	934,000	926,089
1.90%, 2/7/2020	836,000	832,230
2.00%, 5/6/2020	1,036,000	1,033,058
2.00%, 11/13/2020	950,000	943,958
2.10%, 5/6/2019	1,250,000	1,252,162
2.10%, 9/12/2022	1,433,000	1,405,802
2.15%, 2/9/2022	1,243,000	1,227,587
2.25%, 2/23/2021	1,775,000	1,772,054
2.30%, 5/11/2022	775,000	768,955
2.40%, 1/13/2023	1,455,000	1,443,636
2.40%, 5/3/2023	2,774,000	2,743,319
2.45%, 8/4/2026	1,459,000	1,399,414
2.50%, 2/9/2022	1,345,000	1,346,601
2.50%, 2/9/2025	928,000	906,118
2.70%, 5/13/2022	1,433,000	1,445,309
2.75%, 1/13/2025	750,000	743,872
2.85%, 5/6/2021	2,380,000	2,417,747
2.85%, 2/23/2023	1,266,000	1,280,964
2.85%, 5/11/2024	1,269,000	1,273,594
2.90%, 9/12/2027	1,219,000	1,202,885
3.00%, 2/9/2024	1,306,000	1,322,652
3.00%, 6/20/2027	750,000	746,550
3.00%, 11/13/2027	1,658,000	1,650,589
3.20%, 5/13/2025	1,146,000	1,169,562
3.20%, 5/11/2027	1,308,000	1,323,931
3.25%, 2/23/2026	2,302,000	2,348,408
3.35%, 2/9/2027	2,683,000	2,745,755
3.45%, 5/6/2024	1,186,000	1,230,677
Dell International LLC/EMC Corp.:
3.48%, 6/1/2019 (b)	2,952,000	2,988,516
4.42%, 6/15/2021 (b)	2,547,000	2,656,599
5.45%, 6/15/2023 (b)	2,523,000	2,723,629
6.02%, 6/15/2026 (b)	3,628,000	3,998,310
DXC Technology Co.:
2.88%, 3/27/2020	407,000	408,860
4.25%, 4/15/2024	444,000	462,723
4.75%, 4/15/2027	235,000	250,383
Hewlett Packard Enterprise Co.:
3.60%, 10/15/2020	2,411,000	2,459,338
4.40%, 10/15/2022	890,000	935,016
4.90%, 10/15/2025	1,712,000	1,803,626
HP, Inc.:
3.75%, 12/1/2020	1,141,000	1,174,066
4.05%, 9/15/2022	454,000	473,649
4.30%, 6/1/2021	905,000	948,512
4.38%, 9/15/2021	917,000	966,179
4.65%, 12/9/2021	1,215,000	1,293,137
IBM Credit LLC:
1.63%, 9/6/2019	1,575,000	1,565,440
1.80%, 1/20/2021	350,000	344,680
2.20%, 9/8/2022	450,000	441,545
International Business Machines Corp.:
1.63%, 5/15/2020	547,000	539,938
1.80%, 5/17/2019	855,000	852,255
1.88%, 8/1/2022	807,000	784,033
1.90%, 1/27/2020	1,150,000	1,144,422
2.25%, 2/19/2021	791,000	788,690
2.50%, 1/27/2022	756,000	757,263
2.88%, 11/9/2022	512,000	517,596
2.90%, 11/1/2021	411,000	417,753
3.30%, 1/27/2027 (a)	550,000	562,320
3.38%, 8/1/2023	1,203,000	1,243,770
3.45%, 2/19/2026	957,000	989,509
3.63%, 2/12/2024	1,325,000	1,386,666
6.22%, 8/1/2027	300,000	374,301
7.00%, 10/30/2025	466,000	596,648
8.38%, 11/1/2019	434,000	482,382
NetApp, Inc.:
2.00%, 9/27/2019	370,000	366,992
3.30%, 9/29/2024	450,000	448,083
3.38%, 6/15/2021	600,000	610,782
Seagate HDD Cayman:
4.25%, 3/1/2022 (b)	856,000	865,442
4.75%, 6/1/2023	601,000	613,507
4.75%, 1/1/2025 (a)	1,363,000	1,338,030
4.88%, 3/1/2024 (a) (b)	405,000	406,231
4.88%, 6/1/2027	238,000	227,599

		86,484,299

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
LEISURE TIME — 0.1%
Carnival Corp. 3.95%, 10/15/2020	$390,000	$405,721
Harley-Davidson, Inc. 3.50%, 7/28/2025	275,000	281,861
Royal Caribbean Cruises, Ltd.:
2.65%, 11/28/2020	395,000	395,324
7.50%, 10/15/2027	544,000	701,352

		1,784,258

LODGING — 0.2%
Hyatt Hotels Corp.:
3.38%, 7/15/2023	125,000	127,215
4.85%, 3/15/2026	281,000	306,141
Marriott International, Inc.:
2.30%, 1/15/2022	540,000	530,318
2.88%, 3/1/2021	260,000	261,573
3.00%, 3/1/2019	317,000	319,149
3.38%, 10/15/2020	242,000	246,755
3.75%, 3/15/2025	950,000	973,817
3.75%, 10/1/2025	50,000	51,370
Series N, 3.13%, 10/15/2021	625,000	632,519
Series R, 3.13%, 6/15/2026	409,000	402,423
Wyndham Worldwide Corp.:
3.90%, 3/1/2023	402,000	397,674
4.15%, 4/1/2024	350,000	351,382
4.25%, 3/1/2022	442,000	451,026
4.50%, 4/1/2027	325,000	330,548
5.10%, 10/1/2025	245,000	258,568

		5,640,478

MACHINERY, CONSTRUCTION & MINING — 0.5%
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	888,000	865,312
1.93%, 10/1/2021	362,000	354,315
2.40%, 8/9/2026 (a)	450,000	431,608
Series GMTN, 1.85%, 9/4/2020	1,380,000	1,364,130
Series MTN, 1.35%, 5/18/2019	122,000	120,826
Series MTN, 2.00%, 11/29/2019 (a)	1,925,000	1,918,917
Series MTN, 2.00%, 3/5/2020	300,000	298,512
Series MTN, 2.10%, 6/9/2019	719,000	719,209
Series MTN, 2.10%, 1/10/2020	460,000	458,951
Series MTN, 2.25%, 12/1/2019	421,000	421,429
Series MTN, 2.40%, 6/6/2022	575,000	571,395
Series MTN, 2.55%, 11/29/2022	1,060,000	1,055,050
Series MTN, 2.85%, 6/1/2022	562,000	568,564
Series MTN, 3.25%, 12/1/2024 (a)	100,000	102,513
Series MTN, 3.75%, 11/24/2023	430,000	452,235
Series MTN, 7.15%, 2/15/2019	671,000	708,080
Caterpillar, Inc.:
2.60%, 6/26/2022	497,000	497,050
3.40%, 5/15/2024	675,000	700,076
3.90%, 5/27/2021	793,000	830,937

		12,439,109

MACHINERY-DIVERSIFIED — 0.8%
CNH Industrial Capital LLC:
3.38%, 7/15/2019	345,000	348,371
3.88%, 10/15/2021	660,000	674,190
4.38%, 11/6/2020	426,000	441,778
4.38%, 4/5/2022	705,000	730,380
4.88%, 4/1/2021	575,000	603,785
CNH Industrial NV:
4.50%, 8/15/2023	398,000	414,119
Series MTN, 3.85%, 11/15/2027	1,235,000	1,231,912
Cummins, Inc. 3.65%, 10/1/2023	352,000	370,850
Deere & Co.:
2.60%, 6/8/2022	563,000	563,034
4.38%, 10/16/2019	282,000	292,544
Flowserve Corp. 3.50%, 9/15/2022	479,000	480,940
IDEX Corp. 4.20%, 12/15/2021	44,000	45,625
John Deere Capital Corp.:
1.70%, 1/15/2020	186,000	184,157
2.25%, 4/17/2019	166,000	166,232
2.55%, 1/8/2021	404,000	406,012
2.80%, 1/27/2023	321,000	322,833
Series 0014, 2.45%, 9/11/2020	150,000	150,336
Series MTN, 1.25%, 10/9/2019	380,000	374,061
Series MTN, 1.95%, 3/4/2019	170,000	169,820
Series MTN, 1.95%, 6/22/2020	600,000	595,458
Series MTN, 2.05%, 3/10/2020	251,000	250,119
Series MTN, 2.15%, 9/8/2022	501,000	490,299
Series MTN, 2.20%, 3/13/2020	550,000	549,268
Series MTN, 2.30%, 9/16/2019	404,000	405,167
Series MTN, 2.38%, 7/14/2020	400,000	400,244
Series MTN, 2.65%, 1/6/2022	1,250,000	1,258,975
Series MTN, 2.65%, 6/24/2024	1,110,000	1,097,046
Series MTN, 2.65%, 6/10/2026	350,000	341,824
Series MTN, 2.75%, 3/15/2022	210,000	211,323
Series MTN, 2.80%, 3/4/2021	375,000	379,230
Series MTN, 2.80%, 3/6/2023	567,000	568,293
Series MTN, 2.80%, 9/8/2027 (a)	675,000	663,727
Series MTN, 3.15%, 10/15/2021	524,000	537,372
Series MTN, 3.35%, 6/12/2024	190,000	196,221
Series MTN, 3.40%, 9/11/2025	175,000	180,798
Series MTN, 3.90%, 7/12/2021	120,000	125,904
Rockwell Automation, Inc.:
2.05%, 3/1/2020	322,000	319,653
2.88%, 3/1/2025	25,000	24,639
Roper Technologies, Inc.:
2.80%, 12/15/2021	423,000	423,723
3.00%, 12/15/2020	1,117,000	1,129,845
3.13%, 11/15/2022	503,000	507,477
3.80%, 12/15/2026	285,000	293,670
3.85%, 12/15/2025	75,000	77,403
6.25%, 9/1/2019	18,000	19,119
Wabtec Corp. 3.45%, 11/15/2026	600,000	586,764
Xylem, Inc.:
3.25%, 11/1/2026	653,000	649,141
4.88%, 10/1/2021	189,000	203,980

		20,457,661

MEDIA — 2.5%
21st Century Fox America, Inc.:
3.00%, 9/15/2022	803,000	813,303
3.38%, 11/15/2026 (a)	525,000	535,815

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 9/15/2024	$273,000	$283,598
3.70%, 10/15/2025	515,000	537,227
4.00%, 10/1/2023	275,000	290,878
4.50%, 2/15/2021	762,000	807,796
5.65%, 8/15/2020	47,000	50,814
6.90%, 3/1/2019	280,000	294,815
CBS Corp.:
2.30%, 8/15/2019	385,000	384,831
2.50%, 2/15/2023 (a)	500,000	487,230
2.90%, 6/1/2023 (b)	250,000	246,333
2.90%, 1/15/2027	115,000	107,869
3.38%, 3/1/2022	815,000	828,056
3.38%, 2/15/2028 (a)	570,000	548,146
3.50%, 1/15/2025	185,000	185,498
3.70%, 8/15/2024	371,000	381,332
4.00%, 1/15/2026	423,000	432,429
4.30%, 2/15/2021	100,000	104,492
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	3,241,000	3,291,236
4.46%, 7/23/2022	2,010,000	2,100,128
4.91%, 7/23/2025	1,889,000	2,006,477
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	902,000	1,178,752
Comcast Corp.:
1.63%, 1/15/2022	571,000	552,157
2.35%, 1/15/2027	700,000	660,898
2.75%, 3/1/2023	599,000	600,659
2.85%, 1/15/2023	532,000	536,416
3.00%, 2/1/2024	524,000	528,072
3.13%, 7/15/2022	790,000	809,244
3.15%, 3/1/2026	1,808,000	1,819,933
3.15%, 2/15/2028 (a)	250,000	250,865
3.30%, 2/1/2027	28,000	28,567
3.38%, 2/15/2025	748,000	767,889
3.38%, 8/15/2025	1,008,000	1,033,946
3.60%, 3/1/2024	645,000	672,051
5.15%, 3/1/2020	1,333,000	1,414,500
5.70%, 7/1/2019	583,000	613,211
Discovery Communications LLC:
2.20%, 9/20/2019	580,000	577,344
2.95%, 3/20/2023	1,050,000	1,038,482
3.25%, 4/1/2023	402,000	401,369
3.30%, 5/15/2022	381,000	384,292
3.45%, 3/15/2025	50,000	49,179
3.80%, 3/13/2024	500,000	507,235
4.38%, 6/15/2021	350,000	366,635
4.90%, 3/11/2026 (a)	612,000	652,129
5.63%, 8/15/2019	263,000	275,963
Grupo Televisa SAB 6.63%, 3/18/2025 (a)	250,000	296,065
Historic TW, Inc.:
6.88%, 6/15/2018	10,000	10,210
9.15%, 2/1/2023	324,000	417,030
NBCUniversal Media LLC:
2.88%, 1/15/2023	852,000	860,401
4.38%, 4/1/2021	2,951,000	3,133,106
5.15%, 4/30/2020	1,683,000	1,793,270
RELX Capital, Inc.:
3.13%, 10/15/2022	222,000	223,583
8.63%, 1/15/2019	415,000	440,232
Scripps Networks Interactive, Inc.:
2.75%, 11/15/2019	365,000	366,121
2.80%, 6/15/2020	816,000	816,938
3.90%, 11/15/2024	706,000	718,129
3.95%, 6/15/2025	160,000	161,558
TCI Communications, Inc. 7.88%, 2/15/2026	70,000	93,022
Thomson Reuters Corp.:
3.35%, 5/15/2026	430,000	426,702
3.85%, 9/29/2024	150,000	155,351
3.95%, 9/30/2021	220,000	227,669
4.30%, 11/23/2023	205,000	216,453
Time Warner Cable LLC:
4.00%, 9/1/2021	1,047,000	1,076,494
4.13%, 2/15/2021	514,000	528,885
5.00%, 2/1/2020	1,175,000	1,225,431
8.25%, 4/1/2019	1,855,000	1,981,715
8.75%, 2/14/2019	215,000	229,282
Time Warner Cos., Inc. 7.57%, 2/1/2024	304,000	373,862
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	710,000	863,459
Time Warner, Inc.:
2.10%, 6/1/2019	586,000	583,855
2.95%, 7/15/2026	356,000	337,168
3.40%, 6/15/2022	440,000	448,422
3.55%, 6/1/2024	505,000	512,570
3.60%, 7/15/2025	1,098,000	1,099,493
3.80%, 2/15/2027	1,340,000	1,339,290
3.88%, 1/15/2026	449,000	454,047
4.00%, 1/15/2022	400,000	416,428
4.05%, 12/15/2023	5,000	5,226
4.70%, 1/15/2021	1,679,000	1,776,466
4.75%, 3/29/2021	805,000	857,180
4.88%, 3/15/2020	1,227,000	1,289,209
Viacom, Inc.:
3.25%, 3/15/2023	158,000	153,992
3.45%, 10/4/2026 (a)	575,000	549,246
3.88%, 12/15/2021	220,000	224,789
3.88%, 4/1/2024	436,000	435,917
4.25%, 9/1/2023	1,010,000	1,032,967
4.50%, 3/1/2021	362,000	377,059
Walt Disney Co.:
2.30%, 2/12/2021	202,000	201,913
2.75%, 8/16/2021	322,000	326,688
3.00%, 2/13/2026	685,000	687,418
Series GMTN, 1.85%, 5/30/2019	563,000	561,328
Series GMTN, 2.15%, 9/17/2020	495,000	494,584
Series GMTN, 3.15%, 9/17/2025	266,000	270,894
Series MTN, 0.88%, 7/12/2019	367,000	360,310
Series MTN, 1.80%, 6/5/2020	1,350,000	1,339,052
Series MTN, 1.85%, 7/30/2026	754,000	689,925
Series MTN, 1.95%, 3/4/2020	580,000	577,628

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.35%, 12/1/2022	$817,000	$811,575
Series MTN, 2.45%, 3/4/2022	405,000	405,616
Series MTN, 2.55%, 2/15/2022	500,000	501,255
Series MTN, 2.95%, 6/15/2027 (a)	658,000	654,532
Series MTN, 3.75%, 6/1/2021	418,000	436,898
Series MTN, 5.50%, 3/15/2019	366,000	380,797

		67,666,796

METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
2.25%, 6/15/2020	280,000	280,843
2.50%, 1/15/2023	245,000	243,564
3.25%, 6/15/2025	888,000	908,930
Timken Co. 3.88%, 9/1/2024	105,000	105,375

		1,538,712

MINING — 0.3%
Barrick Gold Corp. 3.85%, 4/1/2022	250,000	261,617
Barrick North America Finance LLC 4.40%, 5/30/2021	521,000	552,536
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	2,412,000	2,443,742
6.42%, 3/1/2026	55,000	66,856
6.50%, 4/1/2019	90,000	94,863
Goldcorp, Inc.:
3.63%, 6/9/2021	452,000	462,310
3.70%, 3/15/2023	725,000	743,248
Newmont Mining Corp.:
3.50%, 3/15/2022 (a)	893,000	911,146
5.13%, 10/1/2019	324,000	337,174
Rio Tinto Finance USA PLC 2.88%, 8/21/2022	26,000	26,341
Rio Tinto Finance USA, Ltd.:
3.75%, 6/15/2025 (a)	1,363,000	1,428,860
4.13%, 5/20/2021	11,000	11,549
Southern Copper Corp.:
3.50%, 11/8/2022	479,000	492,532
3.88%, 4/23/2025	148,000	153,775
5.38%, 4/16/2020	254,000	270,556
Yamana Gold, Inc. 4.63%, 12/15/2027 (b)	1,000,000	1,005,870

		9,262,975

MISCELLANEOUS MANUFACTURER — 1.2%
3M Co.:
2.88%, 10/15/2027 (a)	815,000	809,686
Series MTN, 1.63%, 6/15/2019	641,000	637,750
Series MTN, 1.63%, 9/19/2021	440,000	429,013
Series MTN, 2.00%, 8/7/2020	100,000	99,730
Series MTN, 2.00%, 6/26/2022	682,000	669,915
Series MTN, 2.25%, 3/15/2023	700,000	693,511
Series MTN, 2.25%, 9/19/2026	500,000	474,630
Series MTN, 3.00%, 8/7/2025	276,000	279,726
Carlisle Cos., Inc.:
3.50%, 12/1/2024	1,105,000	1,110,470
3.75%, 11/15/2022	50,000	51,289
3.75%, 12/1/2027	975,000	985,257
Dover Corp.:
3.15%, 11/15/2025	265,000	268,689
4.30%, 3/1/2021	300,000	316,068
Eaton Corp.:
2.75%, 11/2/2022	1,384,000	1,384,844
3.10%, 9/15/2027	750,000	736,553
6.95%, 3/20/2019	150,000	157,908
General Electric Co.:
2.70%, 10/9/2022	2,281,000	2,276,598
3.38%, 3/11/2024	468,000	482,227
5.30%, 2/11/2021	872,000	939,432
Series GMTN, 2.20%, 1/9/2020	1,771,000	1,766,572
Series GMTN, 2.30%, 1/14/2019	88,000	88,125
Series GMTN, 3.10%, 1/9/2023	927,000	940,738
Series GMTN, 3.15%, 9/7/2022	1,482,000	1,507,905
Series GMTN, 3.45%, 5/15/2024	1,148,000	1,183,749
Series GMTN, 4.63%, 1/7/2021	930,000	986,060
Series GMTN, 5.50%, 1/8/2020	370,000	392,870
Series GMTN, 6.00%, 8/7/2019	1,009,000	1,068,299
Series MTN, 4.38%, 9/16/2020	860,000	902,991
Series MTN, 4.65%, 10/17/2021	1,149,000	1,232,452
Series MTN, 5.55%, 5/4/2020	937,000	1,002,899
Hexcel Corp.:
3.95%, 2/15/2027	175,000	178,371
4.70%, 8/15/2025	566,000	604,545
Illinois Tool Works, Inc.:
1.95%, 3/1/2019	245,000	244,574
2.65%, 11/15/2026	1,178,000	1,150,164
3.38%, 9/15/2021	445,000	458,087
3.50%, 3/1/2024	102,000	106,676
6.25%, 4/1/2019	522,000	547,844
Ingersoll-Rand Global Holding Co., Ltd.:
2.88%, 1/15/2019	500,000	502,685
4.25%, 6/15/2023	525,000	559,319
Ingersoll-Rand Luxembourg Finance SA:
2.63%, 5/1/2020	119,000	118,943
3.55%, 11/1/2024	68,000	70,186
Pall Corp. 5.00%, 6/15/2020	11,000	11,688
Parker-Hannifin Corp.:
3.25%, 3/1/2027	300,000	302,406
Series MTN, 3.30%, 11/21/2024	446,000	457,253
Series MTN, 3.50%, 9/15/2022	590,000	609,517
Textron, Inc.:
3.65%, 3/15/2027	719,000	729,318
3.88%, 3/1/2025	544,000	564,253
4.00%, 3/15/2026	550,000	572,863
Trinity Industries, Inc. 4.55%, 10/1/2024	300,000	299,367

		31,964,015

OFFICE & BUSINESS EQUIPMENT — 0.3%
Pitney Bowes, Inc.:
3.63%, 9/15/2020 (a)	1,825,000	1,809,597
3.63%, 10/1/2021	595,000	554,010
4.13%, 5/15/2022	414,000	381,456
4.63%, 3/15/2024 (a)	227,000	208,826

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
4.70%, 4/1/2023 (a)	$1,250,000	$1,148,363
6.25%, 3/15/2019 (a)	135,000	139,805
Xerox Corp.:
2.75%, 9/1/2020	160,000	158,942
2.80%, 5/15/2020	300,000	299,319
3.50%, 8/20/2020	200,000	202,444
3.63%, 3/15/2023	1,707,000	1,669,133
3.80%, 5/15/2024	20,000	19,715
4.07%, 3/17/2022	158,000	159,521
4.50%, 5/15/2021	662,000	691,260
5.63%, 12/15/2019	300,000	315,681

		7,758,072

OIL & GAS — 4.8%
Anadarko Petroleum Corp.:
3.45%, 7/15/2024 (a)	505,000	503,298
4.85%, 3/15/2021	667,000	704,839
5.55%, 3/15/2026 (a)	789,000	885,605
6.95%, 6/15/2019	445,000	472,310
8.70%, 3/15/2019	502,000	538,129
Andeavor:
3.80%, 4/1/2028	300,000	301,398
4.75%, 12/15/2023 (b)	800,000	859,356
5.13%, 4/1/2024	34,000	35,866
5.13%, 12/15/2026 (b)	625,000	684,228
Apache Corp.:
2.63%, 1/15/2023 (a)	295,000	288,643
3.25%, 4/15/2022	834,000	841,297
3.63%, 2/1/2021	405,000	414,607
BP Capital Markets PLC:
1.68%, 5/3/2019	635,000	631,844
1.77%, 9/19/2019	485,000	481,847
2.11%, 9/16/2021	787,000	777,052
2.24%, 5/10/2019	857,000	858,311
2.32%, 2/13/2020	1,286,000	1,290,257
2.50%, 11/6/2022	836,000	831,837
2.52%, 9/19/2022	1,710,000	1,701,638
2.75%, 5/10/2023	972,000	974,274
3.02%, 1/16/2027	596,000	590,469
3.06%, 3/17/2022	1,480,000	1,513,122
3.12%, 5/4/2026	1,047,000	1,057,062
3.22%, 11/28/2023	743,000	759,985
3.22%, 4/14/2024	844,000	865,716
3.25%, 5/6/2022	1,568,000	1,608,878
3.28%, 9/19/2027	985,000	997,076
3.51%, 3/17/2025	807,000	837,513
3.54%, 11/4/2024	550,000	571,450
3.56%, 11/1/2021	775,000	805,202
3.59%, 4/14/2027	675,000	698,429
3.81%, 2/10/2024	656,000	692,054
3.99%, 9/26/2023	327,000	347,696
4.50%, 10/1/2020	1,157,000	1,224,326
4.74%, 3/11/2021	1,070,000	1,146,398
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	700,000	696,353
3.45%, 11/15/2021	789,000	808,441
3.80%, 4/15/2024	186,000	191,494
3.85%, 6/1/2027	780,000	795,257
3.90%, 2/1/2025	520,000	535,387
Cenovus Energy, Inc.:
3.00%, 8/15/2022 (a)	425,000	421,281
4.25%, 4/15/2027 (a)	1,450,000	1,445,505
5.70%, 10/15/2019	765,000	803,728
Chevron Corp.:
1.56%, 5/16/2019	870,000	864,797
1.96%, 3/3/2020	1,015,000	1,010,981
1.99%, 3/3/2020	312,000	311,017
2.10%, 5/16/2021	1,930,000	1,916,760
2.19%, 11/15/2019	677,000	678,374
2.36%, 12/5/2022	1,281,000	1,270,931
2.41%, 3/3/2022	977,000	975,994
2.42%, 11/17/2020	995,000	1,000,771
2.43%, 6/24/2020	437,000	439,281
2.50%, 3/3/2022	750,000	751,395
2.57%, 5/16/2023	750,000	748,477
2.90%, 3/3/2024	650,000	655,798
2.95%, 5/16/2026	1,665,000	1,663,718
3.19%, 6/24/2023	1,576,000	1,618,316
3.33%, 11/17/2025	487,000	501,917
4.95%, 3/3/2019	1,130,000	1,167,866
Cimarex Energy Co.:
3.90%, 5/15/2027	495,000	506,895
4.38%, 6/1/2024	635,000	674,167
Concho Resources, Inc.:
3.75%, 10/1/2027	480,000	485,083
4.38%, 1/15/2025	921,000	958,416
ConocoPhillips Co.:
2.20%, 5/15/2020	72,000	72,266
2.40%, 12/15/2022	949,000	938,419
2.88%, 11/15/2021	652,000	666,318
3.35%, 11/15/2024	868,000	895,455
3.35%, 5/15/2025	260,000	266,630
4.20%, 3/15/2021	1,174,000	1,233,839
4.95%, 3/15/2026 (a)	734,000	831,519
Devon Energy Corp.:
3.25%, 5/15/2022 (a)	746,000	759,137
4.00%, 7/15/2021	357,000	371,105
5.85%, 12/15/2025	465,000	542,906
Encana Corp.:
3.90%, 11/15/2021 (a)	590,000	605,119
6.50%, 5/15/2019	80,000	84,050
Eni USA, Inc. 7.30%, 11/15/2027	510,000	638,923
EOG Resources, Inc.:
2.45%, 4/1/2020	518,000	519,171
2.63%, 3/15/2023	1,017,000	1,007,806
3.15%, 4/1/2025	500,000	499,320
4.10%, 2/1/2021	310,000	323,900
4.15%, 1/15/2026	542,000	576,997
4.40%, 6/1/2020	250,000	261,365
5.63%, 6/1/2019	881,000	921,535
EQT Corp.:
2.50%, 10/1/2020	1,695,000	1,685,203
3.00%, 10/1/2022	805,000	796,346
3.90%, 10/1/2027	800,000	797,280
4.88%, 11/15/2021	534,000	569,511
8.13%, 6/1/2019	200,000	215,336

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Exxon Mobil Corp.:
1.82%, 3/15/2019	$1,488,000	$1,485,351
1.91%, 3/6/2020	2,140,000	2,130,263
2.22%, 3/1/2021	1,874,000	1,872,445
2.40%, 3/6/2022	2,021,000	2,020,798
2.71%, 3/6/2025	712,000	709,800
2.73%, 3/1/2023	756,000	761,133
3.04%, 3/1/2026	1,550,000	1,573,219
3.18%, 3/15/2024	774,000	797,986
Helmerich & Payne International Drilling Co. 4.65%, 3/15/2025	50,000	52,766
Hess Corp.:
3.50%, 7/15/2024	580,000	571,544
4.30%, 4/1/2027 (a)	672,000	671,772
8.13%, 2/15/2019 (a)	380,000	402,302
HollyFrontier Corp. 5.88%, 4/1/2026	1,220,000	1,358,568
Husky Energy, Inc.:
3.95%, 4/15/2022	854,000	884,180
4.00%, 4/15/2024	640,000	666,445
7.25%, 12/15/2019	560,000	608,658
Kerr-McGee Corp. 6.95%, 7/1/2024	297,000	350,234
Marathon Oil Corp.:
2.70%, 6/1/2020	274,000	274,230
2.80%, 11/1/2022 (a)	798,000	788,560
3.85%, 6/1/2025	1,134,000	1,153,630
4.40%, 7/15/2027 (a)	616,000	641,829
Marathon Petroleum Corp.:
3.40%, 12/15/2020	250,000	255,818
3.63%, 9/15/2024	583,000	595,552
5.13%, 3/1/2021	792,000	848,636
Noble Energy, Inc.:
3.85%, 1/15/2028	500,000	501,990
3.90%, 11/15/2024	498,000	514,434
4.15%, 12/15/2021	815,000	849,540
5.63%, 5/1/2021	104,000	106,648
Occidental Petroleum Corp.:
2.60%, 4/15/2022	350,000	350,581
2.70%, 2/15/2023	777,000	777,062
3.00%, 2/15/2027	750,000	745,245
3.13%, 2/15/2022	612,000	626,651
3.40%, 4/15/2026	898,000	921,321
3.50%, 6/15/2025	273,000	282,577
Series 1, 4.10%, 2/1/2021	979,000	1,024,298
Phillips 66 4.30%, 4/1/2022	1,509,000	1,602,905
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	600,000	614,286
3.95%, 7/15/2022	506,000	527,626
4.45%, 1/15/2026	200,000	214,786
7.50%, 1/15/2020	314,000	344,028
Shell International Finance B.V.:
1.38%, 5/10/2019	1,190,000	1,179,171
1.38%, 9/12/2019	785,000	775,509
1.75%, 9/12/2021	1,865,000	1,820,016
1.88%, 5/10/2021	1,401,000	1,378,486
2.13%, 5/11/2020	687,000	685,427
2.25%, 11/10/2020	1,367,000	1,365,442
2.25%, 1/6/2023	831,000	817,787
2.38%, 8/21/2022	1,114,000	1,106,068
2.50%, 9/12/2026	803,000	777,167
2.88%, 5/10/2026	750,000	748,057
3.25%, 5/11/2025	1,856,000	1,906,093
3.40%, 8/12/2023	969,000	1,004,785
4.30%, 9/22/2019	1,426,000	1,477,935
4.38%, 3/25/2020	906,000	948,120
Suncor Energy, Inc. 3.60%, 12/1/2024	630,000	645,126
Total Capital Canada, Ltd. 2.75%, 7/15/2023	413,000	415,115
Total Capital International SA:
2.10%, 6/19/2019	768,000	767,869
2.70%, 1/25/2023	922,000	925,706
2.75%, 6/19/2021	792,000	801,924
2.88%, 2/17/2022	799,000	810,825
3.70%, 1/15/2024	656,000	691,575
3.75%, 4/10/2024	1,000,000	1,058,630
Total Capital SA:
4.13%, 1/28/2021 (a)	455,000	478,947
4.25%, 12/15/2021	350,000	373,404
4.45%, 6/24/2020	1,600,000	1,684,048
Valero Energy Corp.:
3.40%, 9/15/2026 (a)	1,082,000	1,084,640
3.65%, 3/15/2025 (a)	585,000	602,883
6.13%, 2/1/2020	666,000	714,565
9.38%, 3/15/2019	586,000	633,642

		126,928,527

OIL & GAS SERVICES — 0.4%
Baker Hughes a GE Co. LLC 3.20%, 8/15/2021	329,000	335,577
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022 (b)	1,350,000	1,349,825
3.34%, 12/15/2027 (b)	1,350,000	1,349,311
Halliburton Co.:
3.25%, 11/15/2021	981,000	999,109
3.50%, 8/1/2023	837,000	862,135
3.80%, 11/15/2025	1,627,000	1,687,378
National Oilwell Varco, Inc. 2.60%, 12/1/2022	1,076,000	1,051,209
Oceaneering International, Inc. 4.65%, 11/15/2024 (a)	1,150,000	1,117,248
Schlumberger Investment SA 3.65%, 12/1/2023	907,000	956,277
TechnipFMC PLC 3.45%, 10/1/2022 (b)	517,000	513,779

		10,221,848

PACKAGING & CONTAINERS — 0.2%
Bemis Co., Inc.:
3.10%, 9/15/2026	350,000	337,708
4.50%, 10/15/2021	400,000	421,460
Packaging Corp. of America:
2.45%, 12/15/2020	1,360,000	1,361,809
3.40%, 12/15/2027	960,000	964,608
3.65%, 9/15/2024	580,000	594,297
4.50%, 11/1/2023	627,000	674,445

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
WestRock Co.:
3.00%, 9/15/2024 (b)	$300,000	$296,922
3.38%, 9/15/2027 (b)	250,000	247,763
WestRock RKT Co.:
3.50%, 3/1/2020	55,000	56,040
4.00%, 3/1/2023	530,000	552,281
4.45%, 3/1/2019	75,000	76,709
4.90%, 3/1/2022	305,000	328,988

		5,913,030

PHARMACEUTICALS — 4.4%
AbbVie, Inc.:
2.30%, 5/14/2021	1,350,000	1,340,766
2.50%, 5/14/2020	2,978,000	2,986,338
2.85%, 5/14/2023	602,000	600,916
2.90%, 11/6/2022	2,263,000	2,269,359
3.20%, 11/6/2022	1,987,000	2,017,580
3.20%, 5/14/2026	1,394,000	1,390,515
3.60%, 5/14/2025	1,757,000	1,802,735
Actavis, Inc. 3.25%, 10/1/2022	1,352,000	1,357,827
Allergan Funding SCS:
2.45%, 6/15/2019	610,000	609,884
3.00%, 3/12/2020	2,152,000	2,171,325
3.45%, 3/15/2022	2,896,000	2,941,525
3.80%, 3/15/2025	2,716,000	2,764,209
3.85%, 6/15/2024	808,000	830,010
Allergan, Inc.:
2.80%, 3/15/2023	560,000	553,801
3.38%, 9/15/2020	454,000	462,540
AmerisourceBergen Corp.:
3.25%, 3/1/2025	400,000	401,368
3.40%, 5/15/2024	400,000	406,140
3.45%, 12/15/2027	850,000	842,486
3.50%, 11/15/2021	170,000	174,107
AstraZeneca PLC:
1.95%, 9/18/2019	725,000	720,628
2.38%, 11/16/2020	2,672,000	2,666,335
2.38%, 6/12/2022	982,000	969,479
3.13%, 6/12/2027	500,000	496,605
3.38%, 11/16/2025	1,190,000	1,212,241
Bristol-Myers Squibb Co.:
1.60%, 2/27/2019	615,000	612,103
1.75%, 3/1/2019	70,000	69,762
2.00%, 8/1/2022	371,000	363,228
3.25%, 11/1/2023	435,000	451,874
3.25%, 2/27/2027 (a)	660,000	678,487
7.15%, 6/15/2023	186,000	225,692
Cardinal Health, Inc.:
1.95%, 6/14/2019	765,000	760,387
2.40%, 11/15/2019	465,000	463,968
2.62%, 6/15/2022	1,195,000	1,174,769
3.08%, 6/15/2024	671,000	660,687
3.20%, 3/15/2023 (a)	465,000	465,502
3.41%, 6/15/2027	750,000	735,457
3.50%, 11/15/2024	350,000	352,208
4.63%, 12/15/2020	570,000	600,107
Eli Lilly & Co.:
1.95%, 3/15/2019	90,000	89,951
2.35%, 5/15/2022	965,000	962,887
2.75%, 6/1/2025	804,000	807,015
3.10%, 5/15/2027	593,000	601,931
Express Scripts Holding Co.:
2.25%, 6/15/2019	975,000	973,050
2.60%, 11/30/2020	400,000	399,292
3.00%, 7/15/2023	671,000	668,752
3.05%, 11/30/2022	1,449,000	1,446,421
3.30%, 2/25/2021	155,000	157,375
3.40%, 3/1/2027	100,000	98,007
3.50%, 6/15/2024	320,000	322,739
3.90%, 2/15/2022	669,000	691,820
4.50%, 2/25/2026 (a)	1,177,000	1,247,290
4.75%, 11/15/2021	2,733,000	2,906,792
Express Scripts, Inc. 7.25%, 6/15/2019	60,000	64,013
GlaxoSmithKline Capital PLC 2.85%, 5/8/2022	1,633,000	1,654,294
GlaxoSmithKline Capital, Inc. 2.80%, 3/18/2023	512,000	516,936
Johnson & Johnson:
1.13%, 3/1/2019	588,000	582,661
1.65%, 3/1/2021	1,792,000	1,761,912
1.88%, 12/5/2019	100,000	99,631
1.95%, 11/10/2020 (a)	335,000	333,807
2.05%, 3/1/2023	548,000	537,544
2.25%, 3/3/2022	888,000	886,517
2.45%, 12/5/2021	57,000	57,455
2.45%, 3/1/2026	1,090,000	1,062,957
2.63%, 1/15/2025	750,000	747,577
2.95%, 9/1/2020	330,000	336,960
2.95%, 3/3/2027	486,000	490,811
3.38%, 12/5/2023	402,000	420,074
3.55%, 5/15/2021	100,000	104,127
McKesson Corp.:
2.28%, 3/15/2019	862,000	862,026
2.70%, 12/15/2022	100,000	99,269
2.85%, 3/15/2023	400,000	398,416
3.80%, 3/15/2024 (a)	814,000	843,573
4.75%, 3/1/2021	415,000	439,174
7.50%, 2/15/2019	175,000	184,735
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	607,000	616,172
4.13%, 11/15/2025	746,000	795,184
4.90%, 11/1/2019	311,000	324,706
Medco Health Solutions, Inc. 4.13%, 9/15/2020	161,000	166,970
Merck & Co., Inc.:
1.85%, 2/10/2020	760,000	756,094
2.35%, 2/10/2022	1,207,000	1,204,984
2.40%, 9/15/2022	893,000	889,678
2.75%, 2/10/2025	1,884,000	1,878,273
2.80%, 5/18/2023	1,328,000	1,337,880
3.88%, 1/15/2021	721,000	752,587
Merck Sharp & Dohme Corp. 5.00%, 6/30/2019	895,000	933,118
Mylan NV:
2.50%, 6/7/2019	718,000	717,023
3.15%, 6/15/2021	1,843,000	1,852,436

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 12/15/2020	$590,000	$603,924
3.95%, 6/15/2026 (a)	1,611,000	1,623,598
Mylan, Inc.:
2.55%, 3/28/2019	265,000	264,915
4.20%, 11/29/2023	401,000	416,142
Novartis Capital Corp.:
1.80%, 2/14/2020	520,000	516,495
2.40%, 5/17/2022	1,083,000	1,080,271
2.40%, 9/21/2022	1,444,000	1,437,358
3.00%, 11/20/2025	973,000	983,139
3.10%, 5/17/2027	100,000	101,770
3.40%, 5/6/2024	1,355,000	1,409,552
4.40%, 4/24/2020	499,000	523,576
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	2,031,000	2,096,378
Perrigo Finance Unlimited Co.:
3.50%, 12/15/2021	310,000	314,709
3.90%, 12/15/2024	500,000	508,675
4.38%, 3/15/2026	659,000	676,444
Pfizer, Inc.:
1.45%, 6/3/2019	600,000	595,320
1.70%, 12/15/2019	1,167,000	1,160,021
1.95%, 6/3/2021	1,176,000	1,163,229
2.10%, 5/15/2019	993,000	994,053
2.20%, 12/15/2021	551,000	548,063
2.75%, 6/3/2026	350,000	345,922
3.00%, 6/15/2023	861,000	879,305
3.00%, 12/15/2026	1,331,000	1,340,077
3.40%, 5/15/2024	757,000	788,211
5.80%, 8/12/2023	100,000	115,823
Sanofi 4.00%, 3/29/2021 (a)	1,342,000	1,412,509
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	2,262,000	2,240,941
2.40%, 9/23/2021	2,618,000	2,575,590
2.88%, 9/23/2023	1,112,000	1,091,550
3.20%, 9/23/2026	1,191,000	1,163,536
Teva Pharmaceutical Finance Co. B.V.:
2.95%, 12/18/2022	720,000	645,818
Series 2, 3.65%, 11/10/2021	575,000	547,227
Teva Pharmaceutical Finance IV B.V. 3.65%, 11/10/2021	200,000	191,084
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020 (a)	415,000	401,409
Teva Pharmaceutical Finance Netherlands III B.V.:
1.70%, 7/19/2019	1,305,000	1,267,964
2.20%, 7/21/2021	2,970,000	2,719,451
2.80%, 7/21/2023 (a)	2,069,000	1,802,368
3.15%, 10/1/2026 (a)	2,495,000	2,060,446
Wyeth LLC 6.45%, 2/1/2024	440,000	529,518
Zoetis, Inc.:
3.00%, 9/12/2027	1,000,000	977,270
3.25%, 2/1/2023	1,003,000	1,017,895
3.45%, 11/13/2020	195,000	199,528
4.50%, 11/13/2025	409,000	446,113

		117,463,033

PIPELINES — 3.4%
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 6.38%, 5/1/2024	155,000	168,505
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:
3.50%, 12/1/2022	1,400,000	1,390,375
5.25%, 1/15/2025	846,000	889,886
5.50%, 10/15/2019	250,000	258,930
Boardwalk Pipelines L.P.:
4.45%, 7/15/2027	600,000	609,384
4.95%, 12/15/2024	300,000	320,040
5.75%, 9/15/2019	170,000	178,189
5.95%, 6/1/2026	510,000	570,088
Buckeye Partners L.P.:
3.95%, 12/1/2026	802,000	788,735
4.15%, 7/1/2023	255,000	262,484
4.35%, 10/15/2024	490,000	501,809
4.88%, 2/1/2021	535,000	559,776
Columbia Pipeline Group, Inc.:
3.30%, 6/1/2020	575,000	582,814
4.50%, 6/1/2025	883,000	941,976
Enable Midstream Partners L.P.:
2.40%, 5/15/2019	161,000	160,052
3.90%, 5/15/2024	292,000	293,951
4.40%, 3/15/2027	755,000	769,028
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	83,000	86,314
4.38%, 10/15/2020	449,000	468,217
5.20%, 3/15/2020	500,000	526,085
9.88%, 3/1/2019	475,000	514,221
Enbridge, Inc.:
2.90%, 7/15/2022	395,000	392,847
3.50%, 6/10/2024	270,000	272,843
3.70%, 7/15/2027	500,000	501,930
4.00%, 10/1/2023	645,000	671,587
4.25%, 12/1/2026	650,000	681,623
Energy Transfer L.P.:
3.60%, 2/1/2023	356,000	356,694
4.05%, 3/15/2025	419,000	418,204
4.15%, 10/1/2020	696,000	718,683
4.20%, 4/15/2027	250,000	249,330
4.65%, 6/1/2021	533,000	559,336
4.75%, 1/15/2026	450,000	467,532
4.90%, 2/1/2024	544,000	573,354
5.20%, 2/1/2022	766,000	818,402
9.00%, 4/15/2019	190,000	204,849
9.70%, 3/15/2019	177,000	191,491
Energy Transfer L.P. / Regency Energy Finance Corp. 5.75%, 9/1/2020	78,000	82,945
Energy Transfer L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	425,000	439,118
5.00%, 10/1/2022	514,000	548,027
5.88%, 3/1/2022	2,528,000	2,759,716
EnLink Midstream Partners L.P.:
2.70%, 4/1/2019	665,000	664,082

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 6/1/2025	$395,000	$397,694
4.40%, 4/1/2024 (a)	575,000	592,031
4.85%, 7/15/2026	320,000	334,221
Enterprise Products Operating LLC:
2.55%, 10/15/2019	777,000	779,075
2.85%, 4/15/2021	490,000	493,886
3.35%, 3/15/2023	1,150,000	1,174,461
3.70%, 2/15/2026	435,000	445,444
3.75%, 2/15/2025	707,000	728,415
3.90%, 2/15/2024	120,000	124,942
4.05%, 2/15/2022 (a)	530,000	554,725
5.20%, 9/1/2020	794,000	849,127
5.25%, 1/31/2020	914,000	965,659
3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (c)	1,150,000	1,150,000
3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	500,000	495,035
Series N, 6.50%, 1/31/2019	584,000	608,744
EQT Midstream Partners L.P.:
4.00%, 8/1/2024	355,000	356,122
4.13%, 12/1/2026	665,000	662,659
Kinder Morgan Energy Partners L.P.:
2.65%, 2/1/2019	70,000	70,151
3.45%, 2/15/2023	783,000	787,064
3.50%, 3/1/2021	598,000	608,519
3.50%, 9/1/2023	450,000	451,436
3.95%, 9/1/2022	902,000	930,206
4.15%, 3/1/2022	150,000	155,867
4.15%, 2/1/2024	16,000	16,588
4.25%, 9/1/2024	467,000	484,788
4.30%, 5/1/2024	599,000	624,404
5.00%, 10/1/2021	1,336,000	1,425,205
5.30%, 9/15/2020	413,000	439,754
6.50%, 4/1/2020	996,000	1,074,345
6.85%, 2/15/2020	519,000	563,016
9.00%, 2/1/2019	237,000	252,822
Kinder Morgan, Inc.:
3.05%, 12/1/2019	1,079,000	1,088,452
3.15%, 1/15/2023	890,000	884,758
4.30%, 6/1/2025	898,000	933,794
6.50%, 9/15/2020	370,000	404,554
Magellan Midstream Partners L.P.:
4.25%, 2/1/2021	323,000	336,973
5.00%, 3/1/2026	650,000	723,014
6.55%, 7/15/2019	325,000	344,507
MPLX L.P.:
4.00%, 2/15/2025	500,000	509,630
4.13%, 3/1/2027	935,000	957,047
4.88%, 12/1/2024	700,000	752,066
4.88%, 6/1/2025	1,233,000	1,321,887
5.50%, 2/15/2023	1,092,000	1,123,133
ONEOK Partners L.P.:
3.38%, 10/1/2022	699,000	704,340
3.80%, 3/15/2020	50,000	50,931
4.90%, 3/15/2025	800,000	859,672
8.63%, 3/1/2019	420,000	448,274
ONEOK, Inc.:
4.00%, 7/13/2027	590,000	598,189
4.25%, 2/1/2022 (a)	10,000	10,444
7.50%, 9/1/2023	500,000	596,417
Phillips 66 Partners L.P.:
2.65%, 2/15/2020	75,000	75,035
3.55%, 10/1/2026	575,000	570,555
3.61%, 2/15/2025	75,000	75,422
3.75%, 3/1/2028 (a)	250,000	249,765
Plains All American Pipeline L.P./PAA Finance Corp.:
2.60%, 12/15/2019	340,000	337,943
2.85%, 1/31/2023	500,000	478,600
3.60%, 11/1/2024	538,000	523,867
3.65%, 6/1/2022	485,000	487,575
3.85%, 10/15/2023	639,000	636,559
4.50%, 12/15/2026	990,000	1,006,721
4.65%, 10/15/2025	550,000	566,208
5.00%, 2/1/2021	143,000	149,813
5.75%, 1/15/2020	470,000	495,169
Sabine Pass Liquefaction LLC:
5.00%, 3/15/2027	1,083,000	1,157,814
5.63%, 2/1/2021	1,498,000	1,603,372
5.63%, 4/15/2023	1,302,000	1,423,096
5.63%, 3/1/2025	1,394,000	1,539,230
5.75%, 5/15/2024	1,165,000	1,289,724
5.88%, 6/30/2026	1,140,000	1,280,710
6.25%, 3/15/2022	809,000	899,681
Southern Natural Gas Co. LLC / Southern Natural Issuing Corp. 4.40%, 6/15/2021	353,000	369,923
Spectra Energy Capital LLC 3.30%, 3/15/2023	249,000	247,302
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	604,000	596,239
3.50%, 3/15/2025	414,000	416,492
4.75%, 3/15/2024	853,000	924,430
Sunoco Logistics Partners Operations L.P.:
3.45%, 1/15/2023	310,000	308,354
3.90%, 7/15/2026	401,000	392,286
4.00%, 10/1/2027	575,000	564,092
4.25%, 4/1/2024	550,000	560,653
4.40%, 4/1/2021	150,000	155,949
4.65%, 2/15/2022	101,000	106,265
5.95%, 12/1/2025	595,000	664,359
TC PipeLines L.P.:
3.90%, 5/25/2027	450,000	451,697
4.38%, 3/13/2025	350,000	364,868
TransCanada PipeLines, Ltd.:
2.13%, 11/15/2019	750,000	747,480
2.50%, 8/1/2022	778,000	772,632
3.13%, 1/15/2019	70,000	70,646
3.75%, 10/16/2023	550,000	574,833
3.80%, 10/1/2020	797,000	825,485
4.88%, 1/15/2026	1,049,000	1,175,446
7.13%, 1/15/2019	250,000	262,185
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026	750,000	962,595

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Valero Energy Partners L.P. 4.38%, 12/15/2026	$483,000	$505,889
Western Gas Partners L.P.:
3.95%, 6/1/2025	625,000	624,237
4.00%, 7/1/2022	192,000	195,642
4.65%, 7/1/2026	400,000	415,648
5.38%, 6/1/2021	417,000	441,820
Williams Partners L.P.:
3.35%, 8/15/2022	913,000	922,440
3.60%, 3/15/2022	1,230,000	1,255,596
3.75%, 6/15/2027	1,058,000	1,059,968
3.90%, 1/15/2025 (a)	485,000	495,748
4.00%, 11/15/2021	360,000	372,510
4.00%, 9/15/2025	580,000	595,463
4.13%, 11/15/2020	150,000	155,285
4.30%, 3/4/2024	792,000	830,317
4.50%, 11/15/2023	575,000	608,373
5.25%, 3/15/2020	927,000	979,802
Williams Partners L.P./ACMP Finance Corp. 4.88%, 3/15/2024	507,000	529,602

		90,007,349

REAL ESTATE — 0.1%
American Campus Communities Operating Partnership L.P. 4.13%, 7/1/2024	100,000	104,047
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	255,000	260, 847
CBRE Services, Inc.:
4.88%, 3/1/2026	269,000	291,760
5.00%, 3/15/2023	702,000	723,933
5.25%, 3/15/2025	750,000	824,918
Prologis L.P.:
3.75%, 11/1/2025	335,000	351,070
4.25%, 8/15/2023	441,000	472,659

		3,029,234

REAL ESTATE INVESTMENT TRUSTS — 4.1%
Alexandria Real Estate Equities, Inc.:
2.75%, 1/15/2020	200,000	200,834
3.45%, 4/30/2025	975,000	971,948
3.90%, 6/15/2023	344,000	354,808
3.95%, 1/15/2027	106,000	108,240
4.30%, 1/15/2026	94,000	98,556
4.60%, 4/1/2022	419,000	445,032
American Campus Communities Operating Partnership L.P.:
3.35%, 10/1/2020	355,000	361,972
3.63%, 11/15/2027	570,000	565,816
3.75%, 4/15/2023	34,000	34,888
American Tower Corp.:
2.25%, 1/15/2022	619,000	602,373
2.80%, 6/1/2020	722,000	726,700
3.00%, 6/15/2023	2,000,000	1,995,300
3.13%, 1/15/2027	500,000	481,830
3.30%, 2/15/2021	738,000	752,170
3.38%, 10/15/2026	474,000	465,767
3.45%, 9/15/2021	499,000	509,424
3.50%, 1/31/2023	731,000	746,066
3.55%, 7/15/2027	650,000	646,984
4.00%, 6/1/2025	692,000	715,473
4.40%, 2/15/2026	293,000	309,056
4.70%, 3/15/2022	945,000	1,011,793
5.00%, 2/15/2024	896,000	981,693
5.05%, 9/1/2020	993,000	1,054,099
5.90%, 11/1/2021	250,000	276,870
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	200,000	201,850
Series GMTN, 2.95%, 5/11/2026	729,000	715,105
Series GMTN, 3.45%, 6/1/2025	200,000	204,654
Series GMTN, 3.50%, 11/15/2024	300,000	308,001
Series GMTN, 3.50%, 11/15/2025	200,000	204,816
Series GMTN, 3.63%, 10/1/2020	165,000	169,788
Series GMTN, 4.20%, 12/15/2023	30,000	31,919
Series MTN, 2.90%, 10/15/2026	225,000	219,170
Series MTN, 3.20%, 1/15/2028	415,000	413,352
Series MTN, 3.35%, 5/15/2027	875,000	881,151
Boston Properties L.P.:
2.75%, 10/1/2026	417,000	394,319
3.13%, 9/1/2023	368,000	371,238
3.20%, 1/15/2025	800,000	797,600
3.65%, 2/1/2026	702,000	713,822
3.80%, 2/1/2024	239,000	247,819
3.85%, 2/1/2023	900,000	938,997
4.13%, 5/15/2021	1,317,000	1,377,292
5.63%, 11/15/2020	470,000	508,512
5.88%, 10/15/2019	571,000	601,372
Brandywine Operating Partnership L.P.:
3.95%, 2/15/2023	500,000	510,325
3.95%, 11/15/2027	350,000	347,414
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	500,000	489,160
3.65%, 6/15/2024	925,000	916,777
3.85%, 2/1/2025	70,000	69,969
3.88%, 8/15/2022	218,000	223,755
4.13%, 6/15/2026	389,000	392,509
Camden Property Trust 2.95%, 12/15/2022	300,000	300,204
CBL & Associates L.P.:
4.60%, 10/15/2024 (a)	50,000	44,699
5.25%, 12/1/2023 (a)	313,000	296,514
5.95%, 12/15/2026 (a)	315,000	293,325
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	825,000	850,905
Columbia Property Trust Operating Partnership L.P.:
3.65%, 8/15/2026	150,000	147,227
4.15%, 4/1/2025	50,000	50,739
Corporate Office Properties L.P.:
3.60%, 5/15/2023	125,000	125,255
3.70%, 6/15/2021	150,000	152,697
5.00%, 7/1/2025	200,000	213,588
Crown Castle International Corp.:
2.25%, 9/1/2021	740,000	723,715
3.20%, 9/1/2024	590,000	583,811

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 2/15/2021	$36,000	$36,766
3.65%, 9/1/2027	308,000	307,316
3.70%, 6/15/2026	563,000	564,571
4.00%, 3/1/2027	587,000	599,691
4.45%, 2/15/2026	710,000	747,027
4.88%, 4/15/2022	1,228,000	1,317,779
5.25%, 1/15/2023	1,186,000	1,298,231
CubeSmart L.P.:
3.13%, 9/1/2026	395,000	376,435
4.38%, 12/15/2023	290,000	305,196
DCT Industrial Operating Partnership L.P. 4.50%, 10/15/2023	250,000	261,645
DDR Corp.:
3.38%, 5/15/2023	550,000	547,497
3.50%, 1/15/2021	100,000	101,391
3.63%, 2/1/2025	165,000	161,984
3.90%, 8/15/2024	350,000	352,723
4.25%, 2/1/2026 (a)	64,000	65,031
4.63%, 7/15/2022	245,000	257,757
4.70%, 6/1/2027 (a)	335,000	348,718
Digital Realty Trust L.P.:
2.75%, 2/1/2023	550,000	544,775
3.40%, 10/1/2020	150,000	153,153
3.63%, 10/1/2022	304,000	313,108
3.70%, 8/15/2027	885,000	891,425
3.95%, 7/1/2022	125,000	130,585
5.25%, 3/15/2021	475,000	509,452
5.88%, 2/1/2020	54,000	57,318
Duke Realty L.P.:
3.25%, 6/30/2026	350,000	346,615
3.38%, 12/15/2027 (a)	500,000	501,750
3.75%, 12/1/2024 (a)	350,000	361,049
3.88%, 10/15/2022	200,000	207,892
4.38%, 6/15/2022	250,000	264,025
EPR Properties:
4.50%, 4/1/2025	100,000	102,283
4.50%, 6/1/2027	850,000	855,780
4.75%, 12/15/2026	250,000	257,228
5.75%, 8/15/2022	300,000	327,213
ERP Operating L.P.:
2.38%, 7/1/2019	175,000	175,460
2.85%, 11/1/2026	475,000	460,750
3.00%, 4/15/2023	244,000	246,740
3.25%, 8/1/2027	1,110,000	1,105,360
3.38%, 6/1/2025	111,000	113,165
4.63%, 12/15/2021	635,000	680,834
4.75%, 7/15/2020	112,000	118,078
Essex Portfolio L.P.:
3.25%, 5/1/2023	25,000	25,207
3.38%, 4/15/2026	500,000	495,770
3.50%, 4/1/2025	450,000	453,848
3.63%, 5/1/2027	100,000	100,554
3.88%, 5/1/2024	590,000	611,358
Federal Realty Investment Trust 3.25%, 7/15/2027	1,325,000	1,313,936
Government Properties Income Trust:
3.75%, 8/15/2019	460,000	463,882
4.00%, 7/15/2022	465,000	468,222
HCP, Inc.:
2.63%, 2/1/2020	470,000	471,753
3.15%, 8/1/2022	375,000	376,965
3.40%, 2/1/2025	407,000	403,748
3.75%, 2/1/2019	169,000	171,036
3.88%, 8/15/2024	512,000	524,595
4.00%, 12/1/2022	400,000	418,608
4.00%, 6/1/2025	220,000	226,466
4.20%, 3/1/2024	250,000	261,433
4.25%, 11/15/2023	690,000	724,127
5.38%, 2/1/2021	953,000	1,023,026
Healthcare Realty Trust, Inc. 3.63%, 1/15/2028	500,000	493,990
Healthcare Trust of America Holdings L.P.:
2.95%, 7/1/2022	800,000	797,920
3.38%, 7/15/2021	100,000	101,823
3.50%, 8/1/2026	310,000	304,764
3.75%, 7/1/2027	295,000	293,900
Highwoods Realty L.P.:
3.20%, 6/15/2021	300,000	302,649
3.88%, 3/1/2027	200,000	200,520
Hospitality Properties Trust:
3.95%, 1/15/2028	300,000	292,581
4.25%, 2/15/2021	150,000	155,150
4.50%, 6/15/2023	200,000	209,090
4.50%, 3/15/2025	250,000	259,210
4.65%, 3/15/2024	190,000	200,023
4.95%, 2/15/2027	320,000	337,398
5.00%, 8/15/2022	363,000	387,063
5.25%, 2/15/2026	375,000	403,579
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	305,000	309,438
Series C, 4.75%, 3/1/2023	360,000	382,957
Series D, 3.75%, 10/15/2023	245,000	249,354
Series E, 4.00%, 6/15/2025	565,000	577,656
Series F, 4.50%, 2/1/2026	89,000	93,337
Hudson Pacific Properties L.P. 3.95%, 11/1/2027	460,000	457,314
Kilroy Realty L.P.:
3.45%, 12/15/2024	600,000	597,324
4.38%, 10/1/2025	100,000	104,780
Kimco Realty Corp.:
2.70%, 3/1/2024	56,000	54,194
2.80%, 10/1/2026	350,000	330,631
3.13%, 6/1/2023 (a)	300,000	299,502
3.20%, 5/1/2021	188,000	190,933
3.30%, 2/1/2025	381,000	378,078
3.40%, 11/1/2022	150,000	152,998
3.80%, 4/1/2027	950,000	959,737
6.88%, 10/1/2019	100,000	107,516
Kite Realty Group L.P. 4.00%, 10/1/2026	150,000	144,122
Liberty Property L.P.:
3.25%, 10/1/2026	300,000	294,906
3.75%, 4/1/2025	15,000	15,334
4.13%, 6/15/2022	125,000	131,325
4.40%, 2/15/2024	200,000	213,280
4.75%, 10/1/2020	500,000	525,855

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Life Storage L.P. 3.88%, 12/15/2027	$725,000	$721,745
LifeStorage L.P. 3.50%, 7/1/2026	275,000	267,174
Mid-America Apartments L.P.:
3.60%, 6/1/2027	575,000	575,391
3.75%, 6/15/2024	22,000	22,591
4.00%, 11/15/2025	300,000	310,413
4.30%, 10/15/2023	125,000	131,311
National Retail Properties, Inc.:
3.50%, 10/15/2027	500,000	489,030
3.60%, 12/15/2026	180,000	177,988
3.80%, 10/15/2022	100,000	102,888
3.90%, 6/15/2024	219,000	224,644
4.00%, 11/15/2025	330,000	337,831
Omega Healthcare Investors, Inc.:
4.38%, 8/1/2023	771,000	781,020
4.50%, 1/15/2025	935,000	936,552
4.50%, 4/1/2027 (a)	240,000	234,811
4.95%, 4/1/2024	200,000	208,216
5.25%, 1/15/2026	371,000	384,579
Physicians Realty L.P. 4.30%, 3/15/2027	500,000	509,040
Piedmont Operating Partnership L.P. 4.45%, 3/15/2024	500,000	520,345
Public Storage:
2.37%, 9/15/2022	1,262,000	1,244,786
3.09%, 9/15/2027	500,000	497,225
Rayonier, Inc. 3.75%, 4/1/2022	91,000	91,992
Realty Income Corp.:
3.25%, 10/15/2022	1,100,000	1,117,633
3.88%, 7/15/2024	462,000	476,299
4.13%, 10/15/2026	600,000	624,756
4.65%, 8/1/2023	68,000	73,190
Regency Centers L.P. 3.60%, 2/1/2027	610,000	609,945
Sabra Health Care L.P./Sabra Capital Corp. 5.50%, 2/1/2021	587,000	601,675
Select Income REIT:
3.60%, 2/1/2020	256,000	258,245
4.25%, 5/15/2024	500,000	495,865
4.50%, 2/1/2025	485,000	488,671
Senior Housing Properties Trust 3.25%, 5/1/2019	375,000	376,796
Simon Property Group L.P.:
2.20%, 2/1/2019	66,000	66,042
2.35%, 1/30/2022	350,000	346,752
2.50%, 9/1/2020	150,000	150,618
2.50%, 7/15/2021	240,000	240,355
2.63%, 6/15/2022	600,000	598,764
2.75%, 2/1/2023	375,000	374,063
2.75%, 6/1/2023	1,000,000	998,350
3.25%, 11/30/2026	350,000	348,894
3.30%, 1/15/2026	353,000	353,762
3.38%, 3/15/2022	694,000	712,551
3.38%, 10/1/2024	606,000	618,835
3.38%, 6/15/2027 (a)	575,000	579,077
3.38%, 12/1/2027 (a)	1,225,000	1,233,024
3.50%, 9/1/2025	230,000	235,331
3.75%, 2/1/2024	1,426,000	1,484,395
4.13%, 12/1/2021	442,000	465,926
4.38%, 3/1/2021	834,000	880,420
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	1,150,000	1,146,055
SL Green Realty Corp. 4.50%, 12/1/2022	935,000	980,544
Tanger Properties L.P.:
3.13%, 9/1/2026	280,000	265,751
3.88%, 7/15/2027	150,000	149,427
UDR, Inc.:
Series 0001, 4.63%, 1/10/2022	50,000	53,026
Series GMTN, 3.50%, 1/15/2028	350,000	348,793
Series MTN, 2.95%, 9/1/2026	471,000	451,618
Series MTN, 3.50%, 7/1/2027	525,000	524,727
Series MTN, 3.75%, 7/1/2024	25,000	25,736
Series MTN, 4.00%, 10/1/2025	150,000	156,248
Ventas Realty L.P.:
3.10%, 1/15/2023	385,000	384,773
3.13%, 6/15/2023	457,000	456,931
3.25%, 10/15/2026	380,000	370,774
3.50%, 2/1/2025	1,279,000	1,288,784
3.85%, 4/1/2027	350,000	356,384
4.13%, 1/15/2026	463,000	482,465
Ventas Realty L.P. / Ventas Capital Corp.:
2.70%, 4/1/2020	225,000	225,837
3.25%, 8/15/2022	10,000	10,118
4.00%, 4/30/2019	228,000	232,213
4.25%, 3/1/2022	443,000	464,534
4.75%, 6/1/2021	406,000	430,868
VEREIT Operating Partnership L.P.:
3.00%, 2/6/2019	70,000	70,277
3.95%, 8/15/2027	1,045,000	1,030,840
4.13%, 6/1/2021 (a)	200,000	207,426
4.60%, 2/6/2024	250,000	260,922
4.88%, 6/1/2026	320,000	338,788
Vornado Realty L.P.:
3.50%, 1/15/2025	1,300,000	1,299,441
5.00%, 1/15/2022	430,000	461,115
Washington Real Estate Investment Trust 3.95%, 10/15/2022	100,000	102,625
Weingarten Realty Investors 3.38%, 10/15/2022	250,000	252,400
Welltower, Inc.:
3.75%, 3/15/2023	15,000	15,555
4.00%, 6/1/2025	771,000	797,584
4.13%, 4/1/2019	447,000	455,211
4.25%, 4/1/2026	500,000	524,865
4.50%, 1/15/2024	100,000	106,741
4.95%, 1/15/2021	447,000	475,067
5.25%, 1/15/2022	538,000	584,467
6.13%, 4/15/2020	150,000	161,874
Weyerhaeuser Co.:
3.25%, 3/15/2023	91,000	91,871
4.63%, 9/15/2023	299,000	322,388
4.70%, 3/15/2021	310,000	326,666
6.95%, 10/1/2027	213,000	268,397
7.38%, 10/1/2019	400,000	433,600

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
WP Carey, Inc.:
4.00%, 2/1/2025	$200,000	$203,400
4.60%, 4/1/2024	300,000	314,286

		108,160,836

RETAIL — 2.8%
Advance Auto Parts, Inc.:
4.50%, 1/15/2022	450,000	471,825
5.75%, 5/1/2020	150,000	159,859
AutoNation, Inc.:
3.35%, 1/15/2021	127,000	128,758
3.50%, 11/15/2024	500,000	495,360
3.80%, 11/15/2027	500,000	495,375
4.50%, 10/1/2025 (a)	141,000	147,792
5.50%, 2/1/2020	300,000	316,590
AutoZone, Inc.:
3.13%, 7/15/2023	450,000	452,543
3.13%, 4/21/2026	175,000	170,509
3.25%, 4/15/2025	247,000	246,219
3.70%, 4/15/2022	450,000	464,764
3.75%, 6/1/2027	450,000	456,647
4.00%, 11/15/2020	452,000	468,277
Bed Bath & Beyond, Inc. 3.75%, 8/1/2024 (a)	375,000	373,320
Best Buy Co., Inc. 5.50%, 3/15/2021 (a)	457,000	491,993
Costco Wholesale Corp.:
1.70%, 12/15/2019	978,000	970,636
2.15%, 5/18/2021	875,000	870,284
2.25%, 2/15/2022	170,000	168,883
2.30%, 5/18/2022	1,103,000	1,094,397
2.75%, 5/18/2024	710,000	708,800
3.00%, 5/18/2027	650,000	650,930
CVS Health Corp.:
2.13%, 6/1/2021	1,873,000	1,830,090
2.25%, 8/12/2019	707,000	705,035
2.75%, 12/1/2022	809,000	796,630
2.80%, 7/20/2020	2,039,000	2,046,503
2.88%, 6/1/2026	1,230,000	1,179,988
3.38%, 8/12/2024	385,000	387,464
3.50%, 7/20/2022	1,027,000	1,046,852
3.88%, 7/20/2025	2,006,000	2,066,300
4.00%, 12/5/2023	1,126,000	1,171,277
4.13%, 5/15/2021	459,000	476,713
4.75%, 12/1/2022	333,000	356,556
Darden Restaurants, Inc. 3.85%, 5/1/2027 (a)	505,000	514,115
Dollar General Corp.:
3.25%, 4/15/2023	740,000	751,093
3.88%, 4/15/2027	510,000	532,047
4.15%, 11/1/2025	135,000	142,968
Home Depot, Inc.:
1.80%, 6/5/2020	700,000	694,309
2.00%, 6/15/2019	1,000,000	1,000,150
2.00%, 4/1/2021	1,665,000	1,649,732
2.13%, 9/15/2026	564,000	528,034
2.63%, 6/1/2022	824,000	828,417
2.70%, 4/1/2023	760,000	766,870
2.80%, 9/14/2027	475,000	467,856
3.00%, 4/1/2026 (a)	939,000	941,498
3.35%, 9/15/2025	702,000	724,555
3.75%, 2/15/2024	842,000	889,565
3.95%, 9/15/2020	200,000	208,872
4.40%, 4/1/2021	514,000	545,349
Kohl’s Corp.:
4.00%, 11/1/2021	143,000	147,393
4.25%, 7/17/2025 (a)	250,000	254,368
4.75%, 12/15/2023 (a)	450,000	475,605
Lowe’s Cos., Inc.:
2.50%, 4/15/2026	1,344,000	1,293,600
3.10%, 5/3/2027	1,280,000	1,285,453
3.12%, 4/15/2022	753,000	770,387
3.13%, 9/15/2024	486,000	494,043
3.38%, 9/15/2025	498,000	513,239
3.80%, 11/15/2021	100,000	104,609
3.88%, 9/15/2023	391,000	414,616
4.63%, 4/15/2020	136,000	141,723
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023 (a)	610,000	572,668
3.45%, 1/15/2021	300,000	301,593
3.63%, 6/1/2024 (a)	454,000	438,514
3.88%, 1/15/2022 (a)	350,000	352,394
4.38%, 9/1/2023 (a)	90,000	90,780
McDonald’s Corp.:
Series MTN, 2.20%, 5/26/2020	785,000	783,618
Series MTN, 2.63%, 1/15/2022	983,000	985,241
Series MTN, 2.75%, 12/9/2020	911,000	920,493
Series MTN, 3.25%, 6/10/2024 (a)	297,000	306,739
Series MTN, 3.38%, 5/26/2025	925,000	952,704
Series MTN, 3.50%, 7/15/2020	220,000	226,486
Series MTN, 3.50%, 3/1/2027	458,000	471,593
Series MTN, 3.63%, 5/20/2021	317,000	328,995
Series MTN, 3.70%, 1/30/2026	1,170,000	1,218,461
Series MTN, 5.00%, 2/1/2019	495,000	509,914
Nordstrom, Inc.:
4.00%, 10/15/2021 (a)	150,000	155,099
4.00%, 3/15/2027 (a)	56,000	55,714
4.75%, 5/1/2020	267,000	279,338
O’Reilly Automotive, Inc.:
3.55%, 3/15/2026	428,000	431,146
3.60%, 9/1/2027	750,000	752,168
3.80%, 9/1/2022	73,000	76,687
4.63%, 9/15/2021	120,000	127,241
4.88%, 1/14/2021	37,000	39,164
QVC, Inc.:
4.38%, 3/15/2023	605,000	618,516
4.45%, 2/15/2025	275,000	280,621
4.85%, 4/1/2024	601,000	628,213
5.13%, 7/2/2022	450,000	474,916
Starbucks Corp.:
2.10%, 2/4/2021	567,000	563,297
2.20%, 11/22/2020	480,000	479,678
2.45%, 6/15/2026	150,000	144,426
2.70%, 6/15/2022	515,000	518,775
3.85%, 10/1/2023	464,000	493,139

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Tapestry, Inc.:
3.00%, 7/15/2022	$550,000	$547,993
4.13%, 7/15/2027	500,000	503,290
4.25%, 4/1/2025	137,000	140,521
Target Corp.:
2.30%, 6/26/2019	772,000	774,903
2.50%, 4/15/2026 (a)	716,000	688,212
2.90%, 1/15/2022	898,000	915,376
3.50%, 7/1/2024	884,000	921,632
3.88%, 7/15/2020	613,000	638,605
TJX Cos., Inc.:
2.25%, 9/15/2026	946,000	887,566
2.50%, 5/15/2023	418,000	413,352
2.75%, 6/15/2021	523,000	529,694
Walgreen Co. 3.10%, 9/15/2022 (a)	890,000	897,360
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/2019	847,000	851,819
3.30%, 11/18/2021	1,186,000	1,207,170
3.45%, 6/1/2026	1,374,000	1,358,130
3.80%, 11/18/2024	882,000	901,545
Wal-Mart Stores, Inc.:
1.75%, 10/9/2019	810,000	806,971
1.90%, 12/15/2020	3,485,000	3,462,034
2.35%, 12/15/2022 (a)	1,175,000	1,170,135
2.55%, 4/11/2023	580,000	582,430
2.65%, 12/15/2024	795,000	793,028
3.25%, 10/25/2020	1,299,000	1,338,503
3.30%, 4/22/2024	1,054,000	1,095,707
4.25%, 4/15/2021	552,000	586,036

		75,537,978

SAVINGS & LOANS — 0.0%
People’s United Financial, Inc. 3.65%, 12/6/2022	195,000	199,458

SEMICONDUCTORS — 1.7%
Altera Corp. 4.10%, 11/15/2023	250,000	268,690
Analog Devices, Inc.:
2.50%, 12/5/2021	375,000	372,341
2.88%, 6/1/2023	411,000	410,153
3.13%, 12/5/2023	480,000	482,539
3.50%, 12/5/2026	760,000	769,067
3.90%, 12/15/2025	710,000	740,850
Applied Materials, Inc.:
2.63%, 10/1/2020	372,000	375,720
3.30%, 4/1/2027	1,229,000	1,248,652
3.90%, 10/1/2025	634,000	673,175
4.30%, 6/15/2021	251,000	266,592
Broadcom Corp. / Broadcom Cayman Finance, Ltd.:
2.20%, 1/15/2021 (b)	2,440,000	2,383,904
2.65%, 1/15/2023 (b)	1,056,000	1,017,519
3.13%, 1/15/2025 (b)	1,575,000	1,506,031
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.38%, 1/15/2020 (b)	1,882,000	1,869,033
3.00%, 1/15/2022 (b)	1,366,000	1,354,198
3.63%, 1/15/2024 (b)	2,085,000	2,073,970
3.88%, 1/15/2027 (b)	1,260,000	1,243,028
Intel Corp.:
1.70%, 5/19/2021	600,000	589,530
1.85%, 5/11/2020	1,848,000	1,838,686
2.35%, 5/11/2022	600,000	598,212
2.45%, 7/29/2020	1,487,000	1,500,041
2.60%, 5/19/2026	880,000	860,121
2.70%, 12/15/2022	1,207,000	1,220,337
2.88%, 5/11/2024	616,000	621,421
3.10%, 7/29/2022	368,000	378,337
3.15%, 5/11/2027	778,000	792,906
3.30%, 10/1/2021	1,644,000	1,702,214
3.70%, 7/29/2025	715,000	754,675
KLA-Tencor Corp.:
4.13%, 11/1/2021	598,000	625,747
4.65%, 11/1/2024	770,000	835,204
Lam Research Corp.:
2.75%, 3/15/2020	357,000	359,445
2.80%, 6/15/2021	530,000	532,968
3.80%, 3/15/2025	100,000	103,899
Maxim Integrated Products, Inc.:
3.38%, 3/15/2023	305,000	308,126
3.45%, 6/15/2027	600,000	603,582
NVIDIA Corp.:
2.20%, 9/16/2021	586,000	579,072
3.20%, 9/16/2026	350,000	351,110
QUALCOMM, Inc.:
1.85%, 5/20/2019	1,394,000	1,388,257
2.10%, 5/20/2020	855,000	851,135
2.25%, 5/20/2020	1,173,000	1,165,680
2.60%, 1/30/2023	1,410,000	1,374,299
2.90%, 5/20/2024	1,150,000	1,122,250
3.00%, 5/20/2022	1,146,000	1,148,109
3.25%, 5/20/2027	1,267,000	1,236,389
3.45%, 5/20/2025	1,438,000	1,437,756
Semiconductor Manufacturing International Corp. 4.13%, 10/7/2019 (b)	250,000	252,664
Texas Instruments, Inc.:
1.65%, 8/3/2019	482,000	479,200
1.75%, 5/1/2020	350,000	346,829
1.85%, 5/15/2022	250,000	243,925
2.25%, 5/1/2023	465,000	456,430
2.63%, 5/15/2024	168,000	167,105
2.75%, 3/12/2021	387,000	392,534
2.90%, 11/3/2027	740,000	734,036
Xilinx, Inc.:
2.13%, 3/15/2019	91,000	90,841
2.95%, 6/1/2024	650,000	645,899
3.00%, 3/15/2021	230,000	232,192

		45,976,625

SHIPBUILDING — 0.0%
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027 (b)	690,000	690,193

SOFTWARE — 2.7%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	380,000	375,353
2.60%, 6/15/2022	650,000	644,663

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 9/15/2026 (a)	$425,000	$429,386
3.40%, 6/15/2027	235,000	236,262
Adobe Systems, Inc.:
3.25%, 2/1/2025	957,000	982,026
4.75%, 2/1/2020	472,000	495,855
Autodesk, Inc.:
3.50%, 6/15/2027	679,000	669,433
3.60%, 12/15/2022	100,000	102,350
4.38%, 6/15/2025	350,000	368,648
Broadridge Financial Solutions, Inc.:
3.40%, 6/27/2026	480,000	475,051
3.95%, 9/1/2020	230,000	238,006
CA, Inc.:
3.60%, 8/1/2020	100,000	102,144
3.60%, 8/15/2022	480,000	487,104
4.70%, 3/15/2027	400,000	417,812
5.38%, 12/1/2019	600,000	629,622
Cadence Design Systems, Inc. 4.38%, 10/15/2024	275,000	291,470
Citrix Systems, Inc. 4.50%, 12/1/2027	925,000	941,511
Electronic Arts, Inc.:
3.70%, 3/1/2021	450,000	463,549
4.80%, 3/1/2026	300,000	329,589
Fidelity National Information Services, Inc.:
2.25%, 8/15/2021	320,000	313,729
3.00%, 8/15/2026	886,000	857,427
3.63%, 10/15/2020	1,450,000	1,489,991
3.88%, 6/5/2024	302,000	314,633
4.50%, 10/15/2022	570,000	609,108
5.00%, 10/15/2025	626,000	692,406
Fiserv, Inc.:
2.70%, 6/1/2020	555,000	558,707
3.50%, 10/1/2022	284,000	292,316
3.85%, 6/1/2025	806,000	841,335
4.63%, 10/1/2020	358,000	378,084
4.75%, 6/15/2021	40,000	42,722
Microsoft Corp.:
1.10%, 8/8/2019	2,296,000	2,265,325
1.55%, 8/8/2021	2,151,000	2,094,966
1.85%, 2/6/2020	1,200,000	1,194,612
1.85%, 2/12/2020	1,130,000	1,124,779
2.00%, 11/3/2020	2,436,000	2,426,159
2.00%, 8/8/2023	1,256,000	1,219,614
2.13%, 11/15/2022	333,000	328,241
2.38%, 2/12/2022	1,330,000	1,329,415
2.38%, 5/1/2023	712,000	705,400
2.40%, 2/6/2022	2,629,000	2,629,053
2.40%, 8/8/2026	2,434,000	2,346,133
2.65%, 11/3/2022	1,514,000	1,528,156
2.70%, 2/12/2025	1,150,000	1,147,182
2.88%, 2/6/2024	1,319,000	1,338,059
3.00%, 10/1/2020	683,000	698,286
3.13%, 11/3/2025	2,169,000	2,215,720
3.30%, 2/6/2027	1,713,000	1,768,347
3.63%, 12/15/2023	735,000	774,447
4.00%, 2/8/2021	489,000	514,472
4.20%, 6/1/2019	785,000	809,272
Oracle Corp.:
1.90%, 9/15/2021	2,152,000	2,116,470
2.25%, 10/8/2019	2,094,000	2,102,460
2.38%, 1/15/2019	224,000	224,858
2.40%, 9/15/2023	1,657,000	1,637,000
2.50%, 5/15/2022	2,796,000	2,799,132
2.50%, 10/15/2022	3,410,000	3,406,283
2.63%, 2/15/2023 (a)	1,135,000	1,137,361
2.65%, 7/15/2026	2,064,000	2,009,675
2.80%, 7/8/2021	1,415,000	1,438,970
2.95%, 11/15/2024	750,000	753,728
2.95%, 5/15/2025	1,318,000	1,322,231
3.25%, 11/15/2027	2,543,000	2,586,205
3.40%, 7/8/2024	1,418,000	1,472,111
3.63%, 7/15/2023	1,048,000	1,102,873
3.88%, 7/15/2020	913,000	951,949
5.00%, 7/8/2019	1,263,000	1,318,181
VMware, Inc.:
2.30%, 8/21/2020	958,000	952,137
2.95%, 8/21/2022	890,000	887,917
3.90%, 8/21/2027 (a)	1,000,000	1,009,940

		72,757,411

TELECOMMUNICATIONS — 3.7%
America Movil SAB de CV:
3.13%, 7/16/2022	1,430,000	1,448,490
5.00%, 10/16/2019	400,000	418,920
5.00%, 3/30/2020	800,000	843,576
AT&T, Inc.:
2.30%, 3/11/2019	1,707,000	1,707,922
2.45%, 6/30/2020	80,000	79,854
2.80%, 2/17/2021	20,000	20,085
2.85%, 2/14/2023	1,109,000	1,112,793
3.00%, 2/15/2022	377,000	378,033
3.20%, 3/1/2022	887,000	896,704
3.40%, 8/14/2024	1,980,000	1,989,544
3.40%, 5/15/2025	3,069,000	3,021,308
3.60%, 2/17/2023	80,000	81,930
3.80%, 3/15/2022	40,000	41,350
3.80%, 3/1/2024	600,000	614,130
3.88%, 8/15/2021	100,000	103,737
3.90%, 3/11/2024	359,000	368,654
3.90%, 8/14/2027	2,684,000	2,699,057
3.95%, 1/15/2025	850,000	870,009
4.10%, 2/15/2028 (b)	14,139,000	14,181,134
4.13%, 2/17/2026	1,790,000	1,827,930
4.25%, 3/1/2027	750,000	765,727
4.45%, 5/15/2021	237,000	250,144
4.45%, 4/1/2024	889,000	939,397
5.00%, 3/1/2021	514,000	550,371
5.20%, 3/15/2020	25,000	26,426
5.80%, 2/15/2019	1,679,000	1,742,617
5.88%, 10/1/2019	662,000	701,369
7.13%, 3/15/2026 (b)	151,000	182,400
British Telecommunications PLC 2.35%, 2/14/2019	165,000	165,165
Cisco Systems, Inc.:
1.40%, 9/20/2019	750,000	741,877
1.60%, 2/28/2019	699,000	695,882

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
1.85%, 9/20/2021	$1,520,000	$1,491,546
2.13%, 3/1/2019	1,150,000	1,151,541
2.20%, 2/28/2021	2,080,000	2,072,200
2.20%, 9/20/2023	1,001,000	979,398
2.45%, 6/15/2020	1,069,000	1,075,638
2.50%, 9/20/2026 (a)	571,000	552,511
2.60%, 2/28/2023	580,000	580,481
2.90%, 3/4/2021	269,000	273,651
2.95%, 2/28/2026	97,000	97,332
3.00%, 6/15/2022	195,000	199,175
3.50%, 6/15/2025	105,000	110,095
3.63%, 3/4/2024	923,000	973,599
4.45%, 1/15/2020	2,763,000	2,889,849
4.95%, 2/15/2019	2,145,000	2,213,640
Deutsche Telekom International Finance B.V. 6.00%, 7/8/2019	971,000	1,023,910
Juniper Networks, Inc.:
3.13%, 2/26/2019	227,000	228,886
3.30%, 6/15/2020 (a)	100,000	101,121
4.35%, 6/15/2025	57,000	58,624
4.50%, 3/15/2024	598,000	622,363
4.60%, 3/15/2021	115,000	120,599
Motorola Solutions, Inc.:
3.50%, 9/1/2021	400,000	407,776
3.50%, 3/1/2023	435,000	438,019
3.75%, 5/15/2022	773,000	791,042
4.00%, 9/1/2024 (a)	262,000	268,120
Orange SA:
1.63%, 11/3/2019	2,111,000	2,085,499
4.13%, 9/14/2021 (a)	445,000	471,211
5.38%, 7/8/2019	723,000	755,976
Rogers Communications, Inc.:
2.90%, 11/15/2026 (a)	400,000	387,392
3.00%, 3/15/2023 (a)	281,000	279,972
3.63%, 12/15/2025	320,000	327,152
4.10%, 10/1/2023	666,000	701,078
Telefonica Emisiones SAU:
4.10%, 3/8/2027	1,333,000	1,374,096
4.57%, 4/27/2023	660,000	710,846
5.13%, 4/27/2020	794,000	840,322
5.46%, 2/16/2021	1,285,000	1,390,087
5.88%, 7/15/2019	777,000	816,759
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	252,000	266,424
TELUS Corp.:
2.80%, 2/16/2027	210,000	199,540
3.70%, 9/15/2027 (a)	805,000	821,374
Verizon Communications, Inc.:
1.75%, 8/15/2021	701,000	682,269
2.45%, 11/1/2022	1,114,000	1,097,279
2.63%, 2/21/2020	125,000	126,044
2.63%, 8/15/2026 (a)	1,202,000	1,131,972
2.95%, 3/15/2022	2,547,000	2,564,549
3.00%, 11/1/2021	1,798,000	1,818,911
3.13%, 3/16/2022	1,963,000	1,990,796
3.38%, 2/15/2025 (b)	1,407,000	1,414,542
3.45%, 3/15/2021	951,000	979,511
3.50%, 11/1/2021	1,870,000	1,925,221
3.50%, 11/1/2024	1,733,000	1,763,310
4.13%, 3/16/2027 (a)	1,155,000	1,206,975
4.15%, 3/15/2024	1,380,000	1,456,093
4.60%, 4/1/2021	1,545,000	1,645,101
5.15%, 9/15/2023	4,022,000	4,472,263
Vodafone Group PLC:
2.50%, 9/26/2022	1,024,000	1,015,347
2.95%, 2/19/2023	1,163,000	1,168,106
4.38%, 3/16/2021	251,000	265,475
5.45%, 6/10/2019	950,000	992,256

		97,331,399

TEXTILES — 0.1%
Cintas Corp. No. 2:
2.90%, 4/1/2022	800,000	806,640
3.70%, 4/1/2027	815,000	847,983
Mohawk Industries, Inc. 3.85%, 2/1/2023	218,000	226,175

		1,880,798

TOYS/GAMES/HOBBIES — 0.0%
Hasbro, Inc.:
3.15%, 5/15/2021	400,000	403,524
3.50%, 9/15/2027	280,000	273,708

		677,232

TRANSPORTATION — 1.2%
BNSF Funding Trust I 3 Month USD LIBOR + 2.35% 6.61%, 12/15/2055 (c)	36,000	41,679
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	405,000	411,889
3.00%, 4/1/2025	500,000	504,205
3.05%, 3/15/2022	387,000	395,096
3.05%, 9/1/2022	765,000	779,749
3.25%, 6/15/2027	500,000	511,570
3.40%, 9/1/2024	475,000	492,390
3.45%, 9/15/2021	300,000	309,744
3.65%, 9/1/2025	800,000	840,232
3.75%, 4/1/2024	575,000	609,120
3.85%, 9/1/2023	536,000	568,197
4.70%, 10/1/2019	505,000	526,003
Canadian National Railway Co.:
2.75%, 3/1/2026	525,000	520,207
2.85%, 12/15/2021	60,000	60,698
2.95%, 11/21/2024	280,000	282,940
Canadian Pacific Railway Co.:
2.90%, 2/1/2025	465,000	461,010
4.45%, 3/15/2023	100,000	106,778
4.50%, 1/15/2022	60,000	63,896
7.25%, 5/15/2019	240,000	255,569
CSX Corp.:
2.60%, 11/1/2026	641,000	612,290
3.25%, 6/1/2027 (a)	682,000	681,059
3.35%, 11/1/2025	687,000	698,473
3.40%, 8/1/2024	351,000	361,000
3.70%, 10/30/2020	610,000	630,191
3.70%, 11/1/2023	114,000	118,416

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
FedEx Corp.:
2.30%, 2/1/2020	$280,000	$279,936
2.63%, 8/1/2022	500,000	501,035
3.20%, 2/1/2025	575,000	581,975
3.25%, 4/1/2026	335,000	337,794
3.30%, 3/15/2027	360,000	361,714
4.00%, 1/15/2024	715,000	760,517
JB Hunt Transport Services, Inc. 3.30%, 8/15/2022	200,000	203,134
Kansas City Southern 3.00%, 5/15/2023	203,000	201,549
Norfolk Southern Corp.:
2.90%, 2/15/2023	467,000	469,368
2.90%, 6/15/2026	715,000	702,816
3.00%, 4/1/2022	362,000	367,068
3.15%, 6/1/2027	600,000	599,472
3.25%, 12/1/2021	482,000	492,777
3.85%, 1/15/2024	100,000	105,440
5.90%, 6/15/2019	265,000	278,457
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	500,000	491,555
Series MTN, 2.45%, 9/3/2019	250,000	249,830
Series MTN, 2.50%, 5/11/2020	205,000	204,984
Series MTN, 2.50%, 9/1/2022	290,000	285,215
Series MTN, 2.55%, 6/1/2019	150,000	150,420
Series MTN, 2.65%, 3/2/2020	329,000	330,461
Series MTN, 2.80%, 3/1/2022	510,000	508,781
Series MTN, 2.88%, 9/1/2020	250,000	251,302
Union Pacific Corp.:
2.75%, 4/15/2023 (a)	420,000	423,759
2.75%, 3/1/2026	609,000	601,375
2.95%, 1/15/2023	380,000	387,163
3.00%, 4/15/2027	765,000	768,787
3.25%, 8/15/2025	200,000	205,492
3.65%, 2/15/2024	365,000	383,987
3.75%, 3/15/2024	570,000	602,501
4.00%, 2/1/2021	202,000	211,375
4.16%, 7/15/2022	713,000	764,258
United Parcel Service of America, Inc. 8.38%, 4/1/2020	100,000	113,053
United Parcel Service, Inc.:
2.05%, 4/1/2021	1,640,000	1,628,143
2.35%, 5/16/2022	375,000	373,335
2.40%, 11/15/2026	400,000	381,836
2.45%, 10/1/2022 (a)	898,000	894,893
2.50%, 4/1/2023	1,325,000	1,316,056
2.80%, 11/15/2024	1,000,000	994,870
3.05%, 11/15/2027	750,000	750,165
3.13%, 1/15/2021	245,000	251,220
5.13%, 4/1/2019	1,543,000	1,600,708

		32,210,977

TRUCKING & LEASING — 0.0%
GATX Corp.:
2.50%, 3/15/2019	45,000	45,018
2.60%, 3/30/2020	175,000	174,975
3.25%, 3/30/2025	200,000	197,142
3.25%, 9/15/2026	250,000	243,380
3.85%, 3/30/2027	370,000	375,987
4.85%, 6/1/2021	175,000	186,753

		1,223,255

WATER — 0.1%
American Water Capital Corp.:
2.95%, 9/1/2027	985,000	974,973
3.40%, 3/1/2025	513,000	528,175
3.85%, 3/1/2024	150,000	158,185

		1,661,333

TOTAL CORPORATE BONDS & NOTES (Cost $2,640,443,665)		2,638,058,125

	Shares
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (e) (f)	5,565,349	5,565,349
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	13,524,823	13,524,823

TOTAL SHORT-TERM INVESTMENTS (Cost $19,090,172)		19,090,172

TOTAL INVESTMENTS — 99.6% (Cost $2,659,533,837)		2,657,148,297
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		10,058,232

NET ASSETS — 100.0%		$2,667,206,529

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.0% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2017.
(d)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of December 31, 2017. Maturity date shown is the final maturity.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2017.
(g)	Investment of cash collateral for securities loaned.

GMTN = Global Medium Term Note

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$6,523,437	$—	$6,523,437
Aerospace & Defense	—	41,418,350	—	41,418,350
Agriculture	—	33,389,183	—	33,389,183
Airlines	—	10,321,697	—	10,321,697
Apparel	—	2,402,863	—	2,402,863
Auto Manufacturers	—	70,211,234	—	70,211,234
Auto Parts & Equipment	—	3,843,471	—	3,843,471
Banks	—	722,017,426	—	722,017,426
Beverages	—	73,246,416	—	73,246,416
Biotechnology	—	42,208,811	—	42,208,811
Chemicals	—	39,954,210	—	39,954,210
Commercial Services	—	16,545,326	—	16,545,326
Construction Materials	—	8,466,085	—	8,466,085
Diversified Financial Services	—	99,448,442	—	99,448,442
Electric	—	107,633,923	—	107,633,923
Electrical Components & Equipment	—	3,461,853	—	3,461,853
Electronics	—	20,666,552	—	20,666,552
Engineering & Construction	—	1,729,681	—	1,729,681
Environmental Control	—	6,939,646	—	6,939,646
Food	—	38,905,788	—	38,905,788
Forest Products & Paper	—	5,637,401	—	5,637,401
Gas	—	11,884,015	—	11,884,015
Hand & Machine Tools	—	2,301,951	—	2,301,951
Health Care Products	—	54,440,765	—	54,440,765
Health Care Services	—	39,600,500	—	39,600,500
Holding Companies-Divers	—	618,936	—	618,936
Home Builders	—	2,183,113	—	2,183,113
Home Furnishings	—	1,549,221	—	1,549,221
Household Products	—	16,462,150	—	16,462,150
Household Products & Wares	—	3,196,011	—	3,196,011
Housewares	—	5,643,558	—	5,643,558
Insurance	—	65,591,832	—	65,591,832
Internet	—	33,984,577	—	33,984,577
Investment Company Security	—	2,241,206	—	2,241,206
Iron/Steel	—	6,521,604	—	6,521,604
IT Services	—	86,484,299	—	86,484,299
Leisure Time	—	1,784,258	—	1,784,258
Lodging	—	5,640,478	—	5,640,478
Machinery, Construction & Mining	—	12,439,109	—	12,439,109
Machinery-Diversified	—	20,457,661	—	20,457,661
Media	—	67,666,796	—	67,666,796
Metal Fabricate & Hardware	—	1,538,712	—	1,538,712
Mining	—	9,262,975	—	9,262,975
Miscellaneous Manufacturer	—	31,964,015	—	31,964,015
Office & Business Equipment	—	7,758,072	—	7,758,072
Oil & Gas	—	126,928,527	—	126,928,527
Oil & Gas Services	—	10,221,848	—	10,221,848
Packaging & Containers	—	5,913,030	—	5,913,030
Pharmaceuticals	—	117,463,033	—	117,463,033

See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Pipelines	$—	$90,007,349	$—	$90,007,349
Real Estate	—	3,029,234	—	3,029,234
Real Estate Investment Trusts	—	108,160,836	—	108,160,836
Retail	—	75,537,978	—	75,537,978
Savings & Loans	—	199,458	—	199,458
Semiconductors	—	45,976,625	—	45,976,625
Shipbuilding	—	690,193	—	690,193
Software	—	72,757,411	—	72,757,411
Telecommunications	—	97,331,399	—	97,331,399
Textiles	—	1,880,798	—	1,880,798
Toys/Games/Hobbies	—	677,232	—	677,232
Transportation	—	32,210,977	—	32,210,977
Trucking & Leasing	—	1,223,255	—	1,223,255
Water	—	1,661,333	—	1,661,333
Short-Term Investments	19,090,172	—	—	19,090,172

TOTAL INVESTMENTS	$19,090,172	$2,638,058,125	$—	$2,657,148,297

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,605,664	$1,605,664	$127,366,945	$123,407,260	$—	$—	5,565,349	$5,565,349	$16,736
State Street Navigator Securities Lending Government Money Market Portfolio	10,103,000	10,103,000	43,925,803	40,503,980	—	—	13,524,823	13,524,823	39,546

TOTAL		$11,708,664	$171,292,748	$163,911,240	$—	$—		$19,090,172	$56,282

See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.5%
ADVERTISING — 0.1%
WPP Finance 2010:
5.13%, 9/7/2042	$30,000	$32,421
5.63%, 11/15/2043	148,000	171,004

		203,425

AEROSPACE & DEFENSE — 2.3%
Boeing Co.:
3.38%, 6/15/2046	37,000	36,032
5.88%, 2/15/2040	100,000	133,287
6.13%, 2/15/2033	144,000	191,817
6.63%, 2/15/2038	81,000	115,203
6.88%, 3/15/2039	60,000	88,180
General Dynamics Corp.:
2.63%, 11/15/2027	124,000	119,941
3.60%, 11/15/2042 (a)	30,000	30,601
Harris Corp.:
4.85%, 4/27/2035	110,000	123,355
5.05%, 4/27/2045	25,000	29,291
6.15%, 12/15/2040	30,000	38,801
Lockheed Martin Corp.:
3.60%, 3/1/2035	106,000	106,774
3.80%, 3/1/2045	315,000	318,771
4.50%, 5/15/2036	159,000	178,031
4.70%, 5/15/2046	272,000	317,680
5.72%, 6/1/2040	87,000	111,251
(Series B), 6.15%, 9/1/2036	286,000	375,867
Northrop Grumman Corp.:
3.25%, 1/15/2028	168,000	168,287
3.85%, 4/15/2045	286,000	289,595
4.03%, 10/15/2047	297,000	309,982
4.75%, 6/1/2043	82,000	94,493
5.05%, 11/15/2040	61,000	72,170
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	30,000	42,568
Raytheon Co.:
4.20%, 12/15/2044	17,000	18,982
4.70%, 12/15/2041	104,000	122,966
4.88%, 10/15/2040	47,000	56,625
7.20%, 8/15/2027	30,000	39,925
Rockwell Collins, Inc.:
4.35%, 4/15/2047	189,000	205,870
4.80%, 12/15/2043	151,000	173,176
United Technologies Corp.:
3.75%, 11/1/2046	161,000	160,586
4.05%, 5/4/2047	125,000	130,886
4.15%, 5/15/2045	174,000	185,145
4.50%, 6/1/2042	202,000	223,915
5.40%, 5/1/2035	51,000	61,465
5.70%, 4/15/2040	318,000	404,976
6.05%, 6/1/2036	393,000	510,727
6.13%, 7/15/2038	113,000	149,901
7.50%, 9/15/2029	160,000	220,666

		5,957,788

AGRICULTURE — 1.8%
Altria Group, Inc.:
3.88%, 9/16/2046	162,000	161,156
4.25%, 8/9/2042	159,000	166,441
4.50%, 5/2/2043	101,000	109,791
5.38%, 1/31/2044	344,000	417,853
Archer-Daniels-Midland Co.:
3.75%, 9/15/2047	248,000	252,357
4.02%, 4/16/2043	111,000	117,144
4.54%, 3/26/2042	130,000	146,152
BAT Capital Corp.:
4.39%, 8/15/2037 (b)	228,000	239,252
4.54%, 8/15/2047 (b)	426,000	449,647
Philip Morris International, Inc.:
3.13%, 3/2/2028	50,000	49,817
3.88%, 8/21/2042	187,000	186,675
4.13%, 3/4/2043	80,000	82,571
4.25%, 11/10/2044	60,000	63,232
4.38%, 11/15/2041	298,000	318,780
4.50%, 3/20/2042	261,000	283,684
4.88%, 11/15/2043	49,000	56,040
6.38%, 5/16/2038	303,000	410,210
Reynolds American, Inc.:
5.70%, 8/15/2035	456,000	544,122
5.85%, 8/15/2045	483,000	602,586
6.15%, 9/15/2043	76,000	97,601
7.25%, 6/15/2037	50,000	69,347

		4,824,458

AIRLINES — 0.2%
American Airlines 2014-1 Class A Pass Through Trust, Series A, 3.70%, 4/1/2028	11,630	11,828
American Airlines 2015-2 Pass Through Trust, Class AA 3.60%, 3/22/2029	1,858	1,895
American Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.58%, 7/15/2029	98,014	100,012
American Airlines 2016-2 Pass Through Trust, Class AA Series AA, 3.20%, 12/15/2029	35,076	34,801
American Airlines 2016-3 Pass Through Trust, Class AA 3.00%, 4/15/2030	45,702	44,765
American Airlines 2017-1 Pass Through Trust, Class AA Series AA, 3.65%, 8/15/2030	124,000	126,758
United Airlines 2014-1 Pass Through Trust, Class A Series A, 4.00%, 10/11/2027	62,802	65,223
United Airlines 2014-2 Pass Through Trust, Class A Series A, 3.75%, 3/3/2028	46,921	48,150
United Airlines 2015-1 Pass Through Trust, Class AA 3.45%, 6/1/2029	19,477	19,760
United Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.10%, 1/7/2030	70,000	69,455
US Airways 2013-1 Class A Pass Through Trust 3.95%, 5/15/2027	6,954	7,152

		529,799

See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
APPAREL — 0.1%
NIKE, Inc.:
3.63%, 5/1/2043	$67,000	$67,257
3.88%, 11/1/2045	181,000	188,944
VF Corp. 6.45%, 11/1/2037	51,000	66,746

		322,947

AUTO MANUFACTURERS — 1.0%
Daimler Finance North America LLC 8.50%, 1/18/2031	199,000	300,848
Ford Motor Co.:
4.75%, 1/15/2043	332,000	337,388
5.29%, 12/8/2046 (a)	99,000	107,715
6.63%, 10/1/2028	81,000	98,945
7.40%, 11/1/2046	73,000	99,092
7.45%, 7/16/2031	314,000	409,880
General Motors Co.:
5.00%, 4/1/2035	78,000	82,705
5.15%, 4/1/2038	153,000	163,124
5.20%, 4/1/2045	227,000	239,714
5.40%, 4/1/2048 (a)	37,000	40,335
6.25%, 10/2/2043	190,000	225,389
6.60%, 4/1/2036	145,000	176,636
6.75%, 4/1/2046	221,000	278,677

		2,560,448

AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 4.40%, 10/1/2046	37,000	38,339
BorgWarner, Inc. 4.38%, 3/15/2045	114,000	117,892

		156,231

BANKS — 9.6%
Banco Santander SA 3.80%, 2/23/2028	199,000	199,310
Bank of America Corp.:
6.11%, 1/29/2037	320,000	408,954
7.75%, 5/14/2038	533,000	800,625
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	205,000	222,222
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (b) (c)	92,000	91,880
Series L, 4.18%, 11/25/2027	217,000	226,511
Series L, 4.75%, 4/21/2045	171,000	193,938
Series MTN, 4.88%, 4/1/2044	110,000	131,855
Series MTN, 5.00%, 1/21/2044	207,000	250,118
Series MTN, 5.88%, 2/7/2042	179,000	236,749
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	411,000	461,306
Bank of America NA Series BKNT, 6.00%, 10/15/2036	187,000	243,607
Bank of New York Mellon Corp.:
Series MTN, 3.00%, 10/30/2028	87,000	84,599
Series MTN, 3.30%, 8/23/2029	127,000	126,399
Bank One Corp.:
7.63%, 10/15/2026	51,000	65,650
8.00%, 4/29/2027	146,000	194,425
Barclays PLC:
4.34%, 1/10/2028	297,000	307,445
4.84%, 5/9/2028	199,000	206,902
4.95%, 1/10/2047	134,000	150,014
5.25%, 8/17/2045	253,000	294,365
Citigroup, Inc.:
4.13%, 7/25/2028	274,000	282,697
4.65%, 7/30/2045	210,000	238,873
4.75%, 5/18/2046	124,000	137,194
5.30%, 5/6/2044	358,000	422,350
5.88%, 2/22/2033	81,000	97,184
5.88%, 1/30/2042	167,000	219,964
6.00%, 10/31/2033	216,000	264,326
6.13%, 8/25/2036	12,000	15,087
6.63%, 1/15/2028	51,000	62,576
6.63%, 6/15/2032	164,000	210,174
6.68%, 9/13/2043	116,000	160,733
8.13%, 7/15/2039	249,000	400,589
3 mo. USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	147,000	159,779
Cooperatieve Rabobank UA:
5.25%, 8/4/2045	223,000	267,975
5.75%, 12/1/2043	190,000	240,905
Series MTN, 5.25%, 5/24/2041	139,000	175,077
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045	267,000	307,242
Fifth Third Bancorp 8.25%, 3/1/2038	108,000	164,749
First Republic Bank 4.38%, 8/1/2046	37,000	37,789
Goldman Sachs Capital I 6.35%, 2/15/2034 (a)	482,000	611,668
Goldman Sachs Group, Inc.:
4.02%, 10/31/2038 (c)	211,000	217,098
4.75%, 10/21/2045	180,000	205,763
5.15%, 5/22/2045	316,000	366,863
6.13%, 2/15/2033	225,000	286,731
6.25%, 2/1/2041	548,000	737,120
6.45%, 5/1/2036	618,000	797,455
6.75%, 10/1/2037	720,000	963,619
Series MTN, 4.80%, 7/8/2044	287,000	328,271
HSBC Bank USA NA:
Series BKNT, 5.63%, 8/15/2035	225,000	283,012
Series BKNT, 5.88%, 11/1/2034	336,000	432,146
HSBC Holdings PLC:
5.25%, 3/14/2044	275,000	324,263
6.10%, 1/14/2042	121,000	166,088
6.50%, 5/2/2036	256,000	335,171
6.50%, 9/15/2037	446,000	588,042
6.80%, 6/1/2038	240,000	328,061
7.63%, 5/17/2032	111,000	151,168
HSBC USA, Inc. 7.20%, 7/15/2097	87,000	126,686
JPMorgan Chase & Co.:
3.63%, 12/1/2027	112,000	113,204
3.96%, 11/15/2048 (c)	200,000	205,604
4.85%, 2/1/2044	51,000	60,345
4.95%, 6/1/2045	445,000	516,285
5.40%, 1/6/2042	347,000	437,428
5.50%, 10/15/2040	291,000	367,777
5.60%, 7/15/2041	240,000	308,386
5.63%, 8/16/2043	263,000	327,196
6.40%, 5/15/2038	197,000	271,222
3 month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	298,000	305,974
3 month USD LIBOR + 1.40%, 4.03%, 7/24/2048 (c)	246,000	255,695

See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	$80,000	$86,384
KeyBank NA Series BKNT, 6.95%, 2/1/2028	16,000	19,939
Lloyds Banking Group PLC 5.30%, 12/1/2045 (a)	137,000	161,861
Morgan Stanley:
4.30%, 1/27/2045	363,000	391,354
4.38%, 1/22/2047	583,000	640,012
6.38%, 7/24/2042	325,000	451,769
7.25%, 4/1/2032	31,000	42,964
3 month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	137,000	141,433
Regions Bank 6.45%, 6/26/2037	51,000	65,056
Regions Financial Corp. 7.38%, 12/10/2037	87,000	120,682
Wachovia Corp.:
5.50%, 8/1/2035	117,000	139,863
7.50%, 4/15/2035	30,000	41,360
7.57%, 8/1/2026 (d)	75,000	95,337
Wells Fargo & Co.:
3.90%, 5/1/2045	149,000	154,292
5.38%, 2/7/2035	86,000	105,189
5.38%, 11/2/2043	401,000	478,024
5.61%, 1/15/2044	471,000	580,880
Series GMTN, 4.90%, 11/17/2045	301,000	340,585
Series MTN, 4.40%, 6/14/2046	157,000	165,701
Series MTN, 4.65%, 11/4/2044	398,000	433,697
Series MTN, 4.75%, 12/7/2046	311,000	346,849
Wells Fargo Bank NA:
5.85%, 2/1/2037	53,000	67,948
5.95%, 8/26/2036	595,000	765,592
Series BKNT, 6.60%, 1/15/2038	42,000	58,596
Wells Fargo Capital 5.95%, 12/1/2086	56,000	63,669

		25,139,514

BEVERAGES — 2.8%
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	579,000	642,545
4.70%, 2/1/2036	831,000	931,584
4.90%, 2/1/2046	1,459,000	1,690,791
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	110,000	107,195
4.44%, 10/6/2048	361,000	393,992
4.95%, 1/15/2042	180,000	208,496
5.88%, 6/15/2035	77,000	96,816
8.00%, 11/15/2039	53,000	83,476
8.20%, 1/15/2039	34,000	54,046
Brown-Forman Corp. 4.50%, 7/15/2045	64,000	72,266
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	216,000	258,280
Constellation Brands, Inc. 4.50%, 5/9/2047	67,000	73,232
Diageo Capital PLC:
3.88%, 4/29/2043	51,000	53,393
5.88%, 9/30/2036	76,000	100,230
Diageo Investment Corp.:
4.25%, 5/11/2042	97,000	106,634
7.45%, 4/15/2035	63,000	93,973
Dr Pepper Snapple Group, Inc.:
4.42%, 12/15/2046	87,000	92,043
4.50%, 11/15/2045 (b)	157,000	168,608
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	73,000	76,935
Molson Coors Brewing Co.:
4.20%, 7/15/2046	266,000	271,405
5.00%, 5/1/2042	333,000	379,284
PepsiCo, Inc.:
3.45%, 10/6/2046	185,000	179,444
4.00%, 3/5/2042	102,000	108,153
4.00%, 5/2/2047	31,000	32,940
4.25%, 10/22/2044	125,000	137,665
4.45%, 4/14/2046	252,000	286,196
4.60%, 7/17/2045	100,000	115,854
4.88%, 11/1/2040	148,000	177,421
5.50%, 1/15/2040	147,000	189,048
Pepsi-Cola Metropolitan Bottling Co., Inc.: 5.50%, 5/15/2035	51,000	64,236
Series B, 7.00%, 3/1/2029	146,000	196,760

		7,442,941

BIOTECHNOLOGY — 1.8%
Amgen, Inc.:
4.40%, 5/1/2045	294,000	318,869
4.56%, 6/15/2048	225,000	251,496
4.66%, 6/15/2051	476,000	532,339
4.95%, 10/1/2041	24,000	27,865
5.15%, 11/15/2041	106,000	127,500
5.65%, 6/15/2042	111,000	139,084
6.38%, 6/1/2037	109,000	141,055
6.40%, 2/1/2039	51,000	68,063
6.90%, 6/1/2038	81,000	110,180
Baxalta, Inc. 5.25%, 6/23/2045	89,000	103,924
Biogen, Inc. 5.20%, 9/15/2045	235,000	279,394
Celgene Corp.:
4.35%, 11/15/2047	104,000	108,325
4.63%, 5/15/2044	164,000	175,221
5.00%, 8/15/2045	263,000	299,141
5.25%, 8/15/2043	80,000	92,373
Genentech, Inc. 5.25%, 7/15/2035	87,000	105,798
Gilead Sciences, Inc.:
4.00%, 9/1/2036	207,000	219,211
4.15%, 3/1/2047	235,000	250,052
4.50%, 2/1/2045	237,000	263,094
4.60%, 9/1/2035	148,000	166,038
4.75%, 3/1/2046	248,000	286,770
4.80%, 4/1/2044	301,000	348,769
5.65%, 12/1/2041	215,000	273,994

		4,688,555

CHEMICALS — 1.9%
Agrium, Inc.:
4.13%, 3/15/2035	35,000	36,070
4.90%, 6/1/2043	151,000	168,431
5.25%, 1/15/2045	58,000	67,580
6.13%, 1/15/2041	64,000	81,278
7.13%, 5/23/2036	15,000	20,237
Albemarle Corp. 5.45%, 12/1/2044	201,000	236,479

See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Dow Chemical Co.:
4.25%, 10/1/2034	$125,000	$131,295
4.38%, 11/15/2042	37,000	38,872
4.63%, 10/1/2044	234,000	255,397
5.25%, 11/15/2041	140,000	163,195
7.38%, 11/1/2029	111,000	148,252
9.40%, 5/15/2039	160,000	273,562
Eastman Chemical Co. 4.65%, 10/15/2044	126,000	137,378
EI du Pont de Nemours & Co.:
4.15%, 2/15/2043	150,000	154,738
4.90%, 1/15/2041	291,000	330,529
5.60%, 12/15/2036	51,000	62,331
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	192,000	203,802
Lubrizol Corp. 6.50%, 10/1/2034	107,000	144,267
LYB International Finance B.V.:
4.88%, 3/15/2044	157,000	175,718
5.25%, 7/15/2043	78,000	90,817
LyondellBasell Industries NV 4.63%, 2/26/2055	241,000	254,021
Methanex Corp. 5.65%, 12/1/2044	201,000	208,638
Monsanto Co.:
3.95%, 4/15/2045	138,000	135,226
4.40%, 7/15/2044	102,000	108,169
4.65%, 11/15/2043	118,000	128,034
Mosaic Co.:
4.88%, 11/15/2041	24,000	23,866
5.45%, 11/15/2033	34,000	36,881
5.63%, 11/15/2043 (a)	171,000	185,101
Potash Corp. of Saskatchewan, Inc. 5.88%, 12/1/2036	123,000	150,784
Praxair, Inc. 3.55%, 11/7/2042	51,000	51,768
Rohm & Haas Co. 7.85%, 7/15/2029	108,000	147,826
RPM International, Inc.:
4.25%, 1/15/2048	50,000	49,831
5.25%, 6/1/2045	76,000	87,575
Sherwin-Williams Co.:
4.00%, 12/15/2042	77,000	77,203
4.50%, 6/1/2047	201,000	220,543
4.55%, 8/1/2045	37,000	40,258
Westlake Chemical Corp.:
4.38%, 11/15/2047	100,000	103,388
5.00%, 8/15/2046	145,000	162,735

		5,092,075

COMMERCIAL SERVICES — 0.9%
Board of Trustees of The Leland Stanford Junior University 3.65%, 5/1/2048	57,000	60,934
California Institute of Technology:
4.32%, 8/1/2045	60,000	68,466
4.70%, 11/1/2111	84,000	92,807
Cleveland Clinic Foundation 4.86%, 1/1/2114	30,000	34,083
Ecolab, Inc.:
3.25%, 12/1/2027 (b)	35,000	34,955
3.95%, 12/1/2047 (b)	70,000	71,635
5.50%, 12/8/2041	178,000	222,411
George Washington University 4.87%, 9/15/2045	81,000	95,883
Johns Hopkins University (Series 2013), 4.08%, 7/1/2053	51,000	54,756
Massachusetts Institute of Technology:
3.89%, 7/1/2116 (a)	107,000	106,780
4.68%, 7/1/2114	51,000	59,328
5.60%, 7/1/2111	106,000	148,830
Moody’s Corp. 3.25%, 1/15/2028 (b)	109,000	107,837
Northwestern University:
3.87%, 12/1/2048	51,000	53,633
Series 2017, 3.66%, 12/1/2057	62,000	62,899
President & Fellows of Harvard College 4.88%, 10/15/2040	37,000	46,069
President and Fellows of Harvard College 3.30%, 7/15/2056	124,000	121,425
Princeton University 5.70%, 3/1/2039	51,000	68,279
S&P Global, Inc. 6.55%, 11/15/2037	138,000	183,706
University of Notre Dame du Lac:
(Series 2015), 3.44%, 2/15/2045	53,000	53,677
Series 2017, 3.39%, 2/15/2048	150,000	151,128
University of Pennsylvania 4.67%, 9/1/2112	14,000	15,593
University of Southern California:
3.03%, 10/1/2039	124,000	116,943
Series 2017, 3.84%, 10/1/2047	42,000	44,297
Verisk Analytics, Inc. 5.50%, 6/15/2045	51,000	59,138
Western Union Co. 6.20%, 11/17/2036	91,000	99,694
William Marsh Rice University 3.57%, 5/15/2045	103,000	103,063

		2,338,249

CONSTRUCTION MATERIALS — 0.4%
Johnson Controls International PLC:
4.50%, 2/15/2047	92,000	100,734
4.95%, 7/2/2064 (d)	73,000	80,592
5.13%, 9/14/2045	104,000	121,668
6.00%, 1/15/2036	81,000	101,839
Lafarge SA 7.13%, 7/15/2036	124,000	163,328
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	100,000	99,353
Masco Corp.:
4.50%, 5/15/2047	122,000	124,867
7.75%, 8/1/2029	19,000	24,743
Owens Corning:
4.30%, 7/15/2047	37,000	36,486
7.00%, 12/1/2036	94,000	123,883
Vulcan Materials Co. 4.50%, 6/15/2047	87,000	89,167

		1,066,660

DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	37,000	35,735
4.60%, 6/15/2045	124,000	136,455

		172,190

See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 1.3%
Air Lease Corp. 3.63%, 12/1/2027	$100,000	$99,840
American Express Co. 4.05%, 12/3/2042	170,000	179,316
AXA Financial, Inc. 7.00%, 4/1/2028	73,000	92,502
Brookfield Finance, Inc. 4.70%, 9/20/2047	87,000	91,102
Charles Schwab Corp. 3.20%, 1/25/2028	100,000	100,564
CME Group, Inc. 5.30%, 9/15/2043	111,000	142,297
Credit Suisse USA, Inc. 7.13%, 7/15/2032	99,000	136,264
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	868,000	939,784
Invesco Finance PLC 5.38%, 11/30/2043	81,000	100,123
Jefferies Group LLC:
6.25%, 1/15/2036	51,000	58,118
6.50%, 1/20/2043	37,000	43,361
Legg Mason, Inc. 5.63%, 1/15/2044	152,000	170,000
Mastercard, Inc. 3.80%, 11/21/2046	37,000	39,278
National Rural Utilities Cooperative Finance Corp.:
4.02%, 11/1/2032	37,000	38,996
Series C MTN, 8.00%, 3/1/2032	81,000	118,478
Raymond James Financial, Inc. 4.95%, 7/15/2046	129,000	146,019
Visa, Inc.:
3.65%, 9/15/2047	66,000	67,674
4.15%, 12/14/2035	275,000	304,527
4.30%, 12/14/2045	468,000	533,061

		3,401,304

ELECTRIC — 10.2%
AEP Transmission Co. LLC:
3.75%, 12/1/2047 (b)	64,000	65,792
4.00%, 12/1/2046	50,000	53,186
Alabama Power Co.:
3.75%, 3/1/2045	51,000	52,212
3.85%, 12/1/2042	87,000	89,690
4.30%, 1/2/2046	30,000	33,453
6.00%, 3/1/2039	51,000	66,870
Ameren Illinois Co.:
3.70%, 12/1/2047	100,000	102,307
4.15%, 3/15/2046	117,000	128,652
Appalachian Power Co.:
4.40%, 5/15/2044	100,000	110,229
7.00%, 4/1/2038	86,000	122,467
Arizona Public Service Co.:
4.35%, 11/15/2045	97,000	108,454
4.50%, 4/1/2042	34,000	38,209
Baltimore Gas & Electric Co. 3.75%, 8/15/2047	87,000	89,058
Berkshire Hathaway Energy Co.:
4.50%, 2/1/2045	108,000	120,803
5.15%, 11/15/2043	190,000	230,206
5.95%, 5/15/2037	75,000	98,192
6.13%, 4/1/2036	168,000	225,306
6.50%, 9/15/2037	111,000	155,548
Black Hills Corp. 4.20%, 9/15/2046	37,000	37,881
CenterPoint Energy Houston Electric LLC:
4.50%, 4/1/2044	37,000	43,047
Series K2, 6.95%, 3/15/2033	150,000	208,599
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	35,000	38,620
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	4,000	4,997
CMS Energy Corp. 4.70%, 3/31/2043	16,000	17,986
Commonwealth Edison Co.:
3.70%, 3/1/2045	30,000	30,575
3.80%, 10/1/2042	51,000	52,818
4.35%, 11/15/2045	100,000	112,442
4.60%, 8/15/2043	34,000	39,355
4.70%, 1/15/2044	51,000	60,058
5.90%, 3/15/2036	376,000	492,222
6.45%, 1/15/2038	187,000	257,819
Connecticut Light & Power Co. 4.30%, 4/15/2044	106,000	119,360
Consolidated Edison Co. of New York, Inc.:
3.95%, 3/1/2043	72,000	75,960
4.45%, 3/15/2044	129,000	146,636
4.50%, 12/1/2045	130,000	149,282
5.70%, 6/15/2040	30,000	39,190
Series 05-A, 5.30%, 3/1/2035	236,000	285,142
Series 06-A, 5.85%, 3/15/2036	37,000	47,452
Series 08-B, 6.75%, 4/1/2038	34,000	48,957
Series C, 4.00%, 11/15/2057	100,000	104,521
Series 06-B, 6.20%, 6/15/2036	51,000	68,064
Series 09-C, 5.50%, 12/1/2039	99,000	126,173
Series 12-A, 4.20%, 3/15/2042	194,000	211,161
Series C, 4.30%, 12/1/2056	237,000	260,574
Consumers Energy Co.:
3.25%, 8/15/2046	124,000	118,827
3.95%, 5/15/2043	51,000	54,198
3.95%, 7/15/2047	137,000	147,116
Delmarva Power & Light Co. 4.15%, 5/15/2045	37,000	40,358
Dominion Energy, Inc.:
4.70%, 12/1/2044	51,000	57,955
7.00%, 6/15/2038	15,000	20,552
Series B, 5.95%, 6/15/2035	121,000	151,590
Series C, 4.05%, 9/15/2042	30,000	30,829
Series E, 6.30%, 3/15/2033	112,000	143,315
Series F, 5.25%, 8/1/2033	104,000	121,133
Series C, 4.90%, 8/1/2041	30,000	34,584
DTE Electric Co.:
3.70%, 3/15/2045	76,000	78,320
3.70%, 6/1/2046	87,000	89,677
3.75%, 8/15/2047	79,000	82,042
4.30%, 7/1/2044	34,000	38,248
Duke Energy Carolinas LLC:
3.70%, 12/1/2047	100,000	102,748
3.75%, 6/1/2045	30,000	30,907
3.88%, 3/15/2046	54,000	56,769
4.00%, 9/30/2042	99,000	106,626
4.25%, 12/15/2041	133,000	146,659

See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 1/15/2038	$117,000	$157,039
6.05%, 4/15/2038	104,000	140,678
6.45%, 10/15/2032	151,000	201,280
Series A, 6.00%, 12/1/2028	86,000	106,554
Duke Energy Corp.:
3.75%, 9/1/2046	159,000	157,534
3.95%, 8/15/2047	87,000	89,346
4.80%, 12/15/2045	169,000	196,927
Duke Energy Florida LLC:
3.40%, 10/1/2046	116,000	112,621
6.35%, 9/15/2037	181,000	250,752
6.40%, 6/15/2038	83,000	116,813
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	50,000	48,387
Duke Energy Indiana LLC:
3.75%, 5/15/2046	187,000	191,712
6.12%, 10/15/2035	211,000	273,943
6.35%, 8/15/2038	61,000	84,195
6.45%, 4/1/2039	99,000	138,739
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	14,000	14,290
Duke Energy Progress LLC:
3.60%, 9/15/2047	77,000	77,313
4.10%, 3/15/2043	165,000	179,137
4.15%, 12/1/2044	106,000	116,015
4.20%, 8/15/2045	205,000	226,392
4.38%, 3/30/2044	38,000	42,919
6.30%, 4/1/2038	30,000	41,321
El Paso Electric Co.:
5.00%, 12/1/2044	37,000	39,918
6.00%, 5/15/2035	21,000	25,171
Emera US Finance L.P. 4.75%, 6/15/2046	323,000	354,812
Entergy Louisiana LLC:
3.05%, 6/1/2031	37,000	35,831
3.25%, 4/1/2028	177,000	177,099
Entergy Mississippi, Inc. 2.85%, 6/1/2028	37,000	35,682
Exelon Corp.:
4.45%, 4/15/2046	55,000	59,616
4.95%, 6/15/2035	17,000	19,378
5.10%, 6/15/2045	77,000	91,096
5.63%, 6/15/2035	111,000	136,463
Exelon Generation Co. LLC:
5.60%, 6/15/2042	134,000	146,525
5.75%, 10/1/2041	100,000	110,286
6.25%, 10/1/2039	163,000	190,283
FirstEnergy Corp.:
Series C, 4.85%, 7/15/2047	92,000	102,169
Series C, 7.38%, 11/15/2031	174,000	234,895
Florida Power & Light Co.:
3.70%, 12/1/2047	115,000	119,891
3.80%, 12/15/2042	110,000	115,765
4.05%, 10/1/2044	175,000	191,713
4.13%, 2/1/2042	231,000	254,763
5.25%, 2/1/2041	111,000	139,533
5.69%, 3/1/2040	134,000	177,633
5.95%, 2/1/2038	127,000	169,732
Georgia Power Co.:
4.30%, 3/15/2042	112,000	120,018
4.30%, 3/15/2043	111,000	117,980
5.40%, 6/1/2040	165,000	198,579
5.95%, 2/1/2039	73,000	92,549
Series 10-C, 4.75%, 9/1/2040	99,000	110,668
Iberdrola International B.V. 6.75%, 7/15/2036	51,000	66,732
Indiana Michigan Power Co.:
6.05%, 3/15/2037	67,000	86,754
Series L, 3.75%, 7/1/2047	87,000	88,396
Series K, 4.55%, 3/15/2046	67,000	76,391
Interstate Power & Light Co.:
3.70%, 9/15/2046	37,000	37,040
6.25%, 7/15/2039	30,000	40,005
Jersey Central Power & Light Co. 6.15%, 6/1/2037	51,000	63,193
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	923	1,017
Kansas City Power & Light Co.:
5.30%, 10/1/2041	57,000	67,435
Series B, 6.05%, 11/15/2035	30,000	37,930
Kentucky Utilities Co. 5.13%, 11/1/2040	126,000	155,388
MidAmerican Energy Co.:
3.95%, 8/1/2047	53,000	56,479
4.25%, 5/1/2046	138,000	154,828
4.80%, 9/15/2043	91,000	108,942
6.75%, 12/30/2031	37,000	50,063
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	116,000	113,230
Nevada Power Co.:
Series N, 6.65%, 4/1/2036	30,000	41,501
Series R, 6.75%, 7/1/2037	174,000	245,904
NextEra Energy Capital Holdings, Inc. 3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (c)	50,000	50,173
Northern States Power Co.:
3.60%, 5/15/2046	100,000	101,471
3.60%, 9/15/2047	87,000	88,861
4.00%, 8/15/2045	30,000	32,436
4.13%, 5/15/2044	30,000	32,996
5.35%, 11/1/2039	30,000	37,696
6.20%, 7/1/2037	25,000	33,771
6.25%, 6/1/2036	39,000	52,868
NorthWestern Corp. 4.18%, 11/15/2044	91,000	98,566
NSTAR Electric Co. 5.50%, 3/15/2040	51,000	64,962
Oglethorpe Power Corp.:
5.25%, 9/1/2050	97,000	111,122
5.38%, 11/1/2040	39,000	45,818
5.95%, 11/1/2039	40,000	50,476
Ohio Edison Co. 6.88%, 7/15/2036	67,000	89,530
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	37,000	38,512
4.15%, 4/1/2047	37,000	40,000
Oncor Electric Delivery Co. LLC:
3.75%, 4/1/2045	30,000	30,986

See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 9/30/2047 (b)	$124,000	$128,898
4.55%, 12/1/2041	61,000	70,373
5.25%, 9/30/2040	30,000	37,213
5.30%, 6/1/2042	81,000	101,713
7.25%, 1/15/2033	112,000	157,939
7.50%, 9/1/2038	64,000	97,433
Pacific Gas & Electric Co.:
3.75%, 8/15/2042	18,000	17,656
3.95%, 12/1/2047 (b)	100,000	100,229
4.00%, 12/1/2046	62,000	63,206
4.25%, 3/15/2046	137,000	144,054
4.30%, 3/15/2045	30,000	31,406
4.45%, 4/15/2042	236,000	253,429
4.60%, 6/15/2043	47,000	51,512
4.75%, 2/15/2044	73,000	81,267
5.13%, 11/15/2043 (a)	61,000	71,403
5.40%, 1/15/2040 (a)	126,000	152,257
5.80%, 3/1/2037	353,000	438,408
6.05%, 3/1/2034	349,000	440,110
6.25%, 3/1/2039	175,000	230,827
6.35%, 2/15/2038	185,000	242,602
PacifiCorp:
6.00%, 1/15/2039	111,000	148,914
6.10%, 8/1/2036	130,000	172,745
6.25%, 10/15/2037	133,000	182,628
PECO Energy Co.:
3.70%, 9/15/2047	37,000	38,187
4.15%, 10/1/2044	30,000	32,719
Potomac Electric Power Co.:
4.15%, 3/15/2043	166,000	180,352
7.90%, 12/15/2038	51,000	79,635
PPL Capital Funding, Inc.:
4.00%, 9/15/2047	87,000	89,479
4.70%, 6/1/2043	43,000	48,137
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	124,000	133,820
6.25%, 5/15/2039	30,000	41,253
Progress Energy, Inc.:
7.00%, 10/30/2031	119,000	159,046
7.75%, 3/1/2031	43,000	60,124
Public Service Co. of Colorado:
3.60%, 9/15/2042	261,000	263,498
3.80%, 6/15/2047	37,000	38,691
(Series 17), 6.25%, 9/1/2037	51,000	69,825
Public Service Electric & Gas Co.:
Series MTN, 3.80%, 1/1/2043	50,000	52,157
Series MTN, 4.15%, 11/1/2045	81,000	88,514
Series MTN, 5.80%, 5/1/2037	51,000	66,490
Series MTN, 3.60%, 12/1/2047 (a)	100,000	103,257
Series MTN, 3.95%, 5/1/2042	77,000	81,870
Series MTN, 5.50%, 3/1/2040	30,000	38,576
Puget Sound Energy, Inc.:
4.30%, 5/20/2045	73,000	82,113
5.64%, 4/15/2041	42,000	54,036
5.76%, 10/1/2039	51,000	66,424
5.80%, 3/15/2040	34,000	44,568
6.27%, 3/15/2037	30,000	40,327
Series MTN, 7.02%, 12/1/2027	51,000	65,828
San Diego Gas & Electric Co.:
4.50%, 8/15/2040	200,000	232,894
6.00%, 6/1/2039	37,000	49,395
Series RRR, 3.75%, 6/1/2047	124,000	130,133
South Carolina Electric & Gas Co.:
4.10%, 6/15/2046	117,000	119,188
4.35%, 2/1/2042	4,000	4,190
4.60%, 6/15/2043	172,000	184,817
5.10%, 6/1/2065	50,000	57,452
5.45%, 2/1/2041	104,000	122,821
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	799	828
Southern California Edison Co.:
4.00%, 4/1/2047 (a)	138,000	147,943
4.50%, 9/1/2040	116,000	130,175
4.65%, 10/1/2043	89,000	104,378
6.00%, 1/15/2034	51,000	65,591
6.65%, 4/1/2029	111,000	141,719
Series 04-G, 5.75%, 4/1/2035	104,000	132,632
Series 05-B, 5.55%, 1/15/2036	30,000	36,986
Series 05-E, 5.35%, 7/15/2035	209,000	254,272
Series 06-E, 5.55%, 1/15/2037	30,000	37,836
Series 13-A, 3.90%, 3/15/2043	15,000	15,779
Series C, 3.60%, 2/1/2045	101,000	101,747
Southern Co.:
4.25%, 7/1/2036	275,000	289,218
4.40%, 7/1/2046	386,000	412,510
Southern Power Co.:
5.15%, 9/15/2041	247,000	274,963
5.25%, 7/15/2043	124,000	140,322
Southwestern Electric Power Co.:
6.20%, 3/15/2040	15,000	20,008
Series J, 3.90%, 4/1/2045	189,000	192,774
Southwestern Public Service Co.:
3.70%, 8/15/2047	62,000	63,231
4.50%, 8/15/2041	31,000	35,389
Tampa Electric Co. 4.35%, 5/15/2044	117,000	127,026
TransAlta Corp. 6.50%, 3/15/2040	51,000	51,187
Union Electric Co.:
3.65%, 4/15/2045	47,000	48,241
5.30%, 8/1/2037	31,000	38,026
8.45%, 3/15/2039	51,000	83,096
Virginia Electric & Power Co.:
4.00%, 1/15/2043	176,000	186,476
4.45%, 2/15/2044	90,000	101,696
6.35%, 11/30/2037	10,000	13,681
8.88%, 11/15/2038	138,000	237,421
Series A, 6.00%, 5/15/2037	42,000	55,187
Series B, 4.20%, 5/15/2045	100,000	109,690
Series B, 6.00%, 1/15/2036	37,000	48,083
Series D, 4.65%, 8/15/2043	61,000	70,913
Series B, 3.80%, 9/15/2047	124,000	128,786
Series C, 4.00%, 11/15/2046	97,000	103,837
Westar Energy, Inc.:
4.10%, 4/1/2043	42,000	45,128
4.13%, 3/1/2042	51,000	54,785
4.25%, 12/1/2045	30,000	33,225

See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Wisconsin Electric Power Co.:
3.65%, 12/15/2042	$30,000	$30,260
5.70%, 12/1/2036	2,000	2,548
Wisconsin Power & Light Co. 6.38%, 8/15/2037	30,000	40,664
Wisconsin Public Service Corp. 4.75%, 11/1/2044	66,000	78,840
Xcel Energy, Inc. 6.50%, 7/1/2036	241,000	325,454

		26,593,994

ELECTRICAL COMPONENTS & EQUIPMENT — 0.0%
Emerson Electric Co. 6.13%, 4/15/2039	62,000	80,295

ELECTRONICS — 0.4%
Arrow Electronics, Inc. 3.88%, 1/12/2028	37,000	36,979
Corning, Inc.:
4.38%, 11/15/2057	100,000	99,260
4.75%, 3/15/2042	114,000	126,720
5.75%, 8/15/2040	49,000	60,684
Fortive Corp. 4.30%, 6/15/2046	55,000	59,225
Honeywell International, Inc.:
3.81%, 11/21/2047 (b)	153,000	159,539
Series 30, 5.38%, 3/1/2041	100,000	129,116
Koninklijke Philips NV:
5.00%, 3/15/2042	60,000	70,013
6.88%, 3/11/2038	73,000	100,369
Tyco Electronics Group SA 7.13%, 10/1/2037	171,000	246,079

		1,087,984

ENGINEERING & CONSTRUCTION — 0.0%
ABB Finance USA, Inc. 4.38%, 5/8/2042	46,000	50,000

ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc. 6.20%, 3/1/2040	100,000	132,367
Waste Management, Inc.:
3.90%, 3/1/2035	83,000	86,707
4.10%, 3/1/2045	70,000	75,004
6.13%, 11/30/2039	30,000	39,534

		333,612

FOOD — 1.7%
Ahold Finance USA LLC 6.88%, 5/1/2029	64,000	79,007
Campbell Soup Co. 3.80%, 8/2/2042	42,000	40,290
Conagra Brands, Inc.:
7.00%, 10/1/2028	154,000	192,471
8.25%, 9/15/2030	68,000	94,231
General Mills, Inc.:
4.15%, 2/15/2043	30,000	30,631
5.40%, 6/15/2040	81,000	97,126
Hershey Co. 3.38%, 8/15/2046	37,000	35,154
JM Smucker Co.:
4.25%, 3/15/2035	61,000	64,590
4.38%, 3/15/2045	234,000	247,867
Kellogg Co. 4.50%, 4/1/2046	27,000	28,640
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	118,000	139,110
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	506,000	501,188
5.00%, 7/15/2035	47,000	51,282
5.00%, 6/4/2042	422,000	452,857
5.20%, 7/15/2045	243,000	267,363
6.50%, 2/9/2040	136,000	172,411
6.88%, 1/26/2039	155,000	203,213
Kroger Co.:
3.88%, 10/15/2046	50,000	45,928
4.45%, 2/1/2047 (a)	193,000	193,537
5.00%, 4/15/2042	77,000	81,550
5.15%, 8/1/2043	50,000	54,415
5.40%, 7/15/2040	15,000	16,553
6.90%, 4/15/2038	104,000	132,106
7.50%, 4/1/2031	107,000	140,552
McCormick & Co., Inc. 4.20%, 8/15/2047	70,000	73,991
Mondelez International, Inc. 6.50%, 2/9/2040	25,000	32,654
Sysco Corp.:
4.50%, 4/1/2046	124,000	134,480
4.85%, 10/1/2045	38,000	43,281
5.38%, 9/21/2035	218,000	260,482
Tyson Foods, Inc.:
4.55%, 6/2/2047	128,000	139,799
4.88%, 8/15/2034	130,000	146,119
5.15%, 8/15/2044	154,000	180,773

		4,373,651

FOREST PRODUCTS & PAPER — 0.4%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047 (b)	150,000	156,135
Georgia-Pacific LLC:
7.75%, 11/15/2029	51,000	71,061
8.88%, 5/15/2031	73,000	112,480
International Paper Co.:
4.35%, 8/15/2048	176,000	183,608
4.40%, 8/15/2047	112,000	117,689
4.80%, 6/15/2044	249,000	273,263
5.15%, 5/15/2046	25,000	28,861
7.30%, 11/15/2039	151,000	210,968

		1,154,065

GAS — 0.8%
Atmos Energy Corp.:
4.13%, 10/15/2044	110,000	120,119
4.15%, 1/15/2043	26,000	28,003
5.50%, 6/15/2041	30,000	38,038
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	64,000	67,348
5.85%, 1/15/2041	73,000	93,498
6.63%, 11/1/2037	51,000	67,973
Dominion Energy Gas Holdings LLC:
4.60%, 12/15/2044	130,000	142,460
4.80%, 11/1/2043	75,000	83,647
KeySpan Corp. 5.80%, 4/1/2035	94,000	115,738

See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
NiSource Finance Corp.:
4.38%, 5/15/2047	$87,000	$95,293
4.80%, 2/15/2044	179,000	201,772
5.65%, 2/1/2045	118,000	148,464
5.95%, 6/15/2041	111,000	140,490
ONE Gas, Inc. 4.66%, 2/1/2044	68,000	78,344
Piedmont Natural Gas Co., Inc.:
3.64%, 11/1/2046	25,000	24,555
4.65%, 8/1/2043	17,000	19,340
Sempra Energy 6.00%, 10/15/2039	103,000	132,938
Southern California Gas Co. 3.75%, 9/15/2042	30,000	31,218
Southern Co. Gas Capital Corp.:
4.40%, 5/30/2047	37,000	39,681
5.88%, 3/15/2041	131,000	162,612
Southwest Gas Corp. 3.80%, 9/29/2046	87,000	87,460
Washington Gas Light Co. Series K, 3.80%, 9/15/2046	57,000	58,414

		1,977,405

HAND & MACHINE TOOLS — 0.0%
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	30,000	35,372

HEALTH CARE PRODUCTS — 1.7%
Abbott Laboratories:
4.75%, 11/30/2036	358,000	401,826
4.75%, 4/15/2043	49,000	54,433
4.90%, 11/30/2046	360,000	413,568
5.30%, 5/27/2040	181,000	211,352
6.00%, 4/1/2039	92,000	115,425
6.15%, 11/30/2037	2,000	2,523
Baxter International, Inc. 3.50%, 8/15/2046	129,000	118,760
Becton Dickinson and Co.:
4.67%, 6/6/2047	124,000	133,823
4.69%, 12/15/2044	250,000	273,997
5.00%, 11/12/2040	15,000	16,543
Boston Scientific Corp.:
7.00%, 11/15/2035	15,000	19,475
7.38%, 1/15/2040	82,000	113,106
Covidien International Finance SA 6.55%, 10/15/2037	81,000	111,287
Danaher Corp. 4.38%, 9/15/2045	43,000	48,527
Medtronic, Inc.:
4.00%, 4/1/2043	87,000	90,901
4.38%, 3/15/2035	423,000	476,133
4.50%, 3/15/2042	76,000	84,811
4.63%, 3/15/2044	15,000	17,182
4.63%, 3/15/2045	733,000	852,948
5.55%, 3/15/2040	147,000	186,302
6.50%, 3/15/2039	48,000	66,312
Stryker Corp.:
4.10%, 4/1/2043	164,000	169,912
4.63%, 3/15/2046	109,000	124,045
Thermo Fisher Scientific, Inc.:
4.10%, 8/15/2047	87,000	89,757
5.30%, 2/1/2044	67,000	80,136
Zimmer Biomet Holdings, Inc. 4.45%, 8/15/2045	50,000	50,229

		4,323,313

HEALTH CARE SERVICES — 2.7%
Aetna, Inc.:
3.88%, 8/15/2047	47,000	46,403
4.13%, 11/15/2042	51,000	51,832
4.50%, 5/15/2042	43,000	45,908
4.75%, 3/15/2044	10,000	11,174
6.63%, 6/15/2036	115,000	152,848
6.75%, 12/15/2037	148,000	202,112
AHS Hospital Corp. 5.02%, 7/1/2045	87,000	103,509
Anthem, Inc.:
4.38%, 12/1/2047	74,000	78,719
4.63%, 5/15/2042	296,000	324,608
4.65%, 1/15/2043	297,000	326,373
4.65%, 8/15/2044	250,000	272,895
5.10%, 1/15/2044	20,000	23,373
Ascension Health:
3.95%, 11/15/2046	109,000	114,604
4.85%, 11/15/2053	101,000	117,900
Baylor Scott & White Holdings:
3.97%, 11/15/2046	37,000	38,181
4.19%, 11/15/2045	86,000	91,749
Catholic Health Initiatives 4.35%, 11/1/2042	61,000	58,046
Children’s Hospital Corp. Series 2017, 4.12%, 1/1/2047	52,000	55,582
Cigna Corp. 3.88%, 10/15/2047	148,000	148,080
Dignity Health 5.27%, 11/1/2064	96,000	102,134
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	62,000	64,649
Hackensack Meridian Health, Inc. 4.50%, 7/1/2057	37,000	40,545
Humana, Inc.:
4.63%, 12/1/2042	103,000	111,171
4.80%, 3/15/2047	190,000	214,290
4.95%, 10/1/2044	143,000	164,999
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	57,000	58,354
Kaiser Foundation Hospitals:
4.15%, 5/1/2047	48,000	51,820
4.88%, 4/1/2042	114,000	134,784
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	129,000	140,997
Mayo Clinic (Series 2013), 4.00%, 11/15/2047	51,000	52,243
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	197,000	212,277
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	50,000	50,052
New York and Presbyterian Hospital:
4.02%, 8/1/2045 (a)	111,000	116,911
4.06%, 8/1/2056	37,000	38,862
Northwell Healthcare, Inc.:
3.98%, 11/1/2046	174,000	168,911
4.26%, 11/1/2047	87,000	88,817

See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
NYU Hospitals Center:
4.37%, 7/1/2047 (a)	$37,000	$39,174
4.78%, 7/1/2044	86,000	97,974
Partners Healthcare System, Inc.:
Series 2015, 4.12%, 7/1/2055	33,000	34,848
Series 2017, 3.77%, 7/1/2048	40,000	39,954
Providence St. Joseph Health Obligated Group Series I, 3.74%, 10/1/2047	224,000	222,557
Quest Diagnostics, Inc. 4.70%, 3/30/2045	81,000	86,411
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	37,000	37,326
Texas Health Resources 4.33%, 11/15/2055	43,000	45,774
Trinity Health Corp. 4.13%, 12/1/2045	50,000	53,020
UnitedHealth Group, Inc.:
3.75%, 10/15/2047	89,000	90,808
3.95%, 10/15/2042	136,000	141,445
4.20%, 1/15/2047	71,000	76,833
4.25%, 3/15/2043	81,000	89,341
4.25%, 4/15/2047	230,000	252,793
4.38%, 3/15/2042	24,000	26,532
4.63%, 7/15/2035	228,000	267,164
4.63%, 11/15/2041	51,000	57,965
4.75%, 7/15/2045	178,000	209,745
5.70%, 10/15/2040	61,000	78,933
5.80%, 3/15/2036	236,000	305,242
5.95%, 2/15/2041	179,000	239,072
6.50%, 6/15/2037	24,000	33,462
6.63%, 11/15/2037	51,000	72,330
6.88%, 2/15/2038	273,000	395,465

		7,069,880

HOME FURNISHINGS — 0.1%
Whirlpool Corp.:
4.50%, 6/1/2046	98,000	103,763
Series MTN, 5.15%, 3/1/2043	30,000	33,837

		137,600

HOUSEHOLD PRODUCTS — 0.3%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	30,000	30,685
Series MTN, 4.00%, 8/15/2045	138,000	147,325
Estee Lauder Cos., Inc.:
4.15%, 3/15/2047	82,000	89,829
4.38%, 6/15/2045	51,000	57,439
6.00%, 5/15/2037	40,000	51,453
Procter & Gamble Co.:
3.50%, 10/25/2047	164,000	166,312
5.50%, 2/1/2034	15,000	19,301
5.55%, 3/5/2037	94,000	124,891
Unilever Capital Corp. 5.90%, 11/15/2032	160,000	208,395

		895,630

HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 3.95%, 8/1/2047	37,000	37,188
Kimberly-Clark Corp.:
3.20%, 7/30/2046	25,000	23,396
3.90%, 5/4/2047	87,000	92,018
6.63%, 8/1/2037	101,000	143,469

		296,071

HOUSEWARES — 0.1%
Newell Brands, Inc.:
5.38%, 4/1/2036	129,000	150,967
5.50%, 4/1/2046	189,000	225,615

		376,582

INSURANCE — 3.7%
Aflac, Inc. 4.00%, 10/15/2046	37,000	38,705
Alleghany Corp. 4.90%, 9/15/2044	139,000	150,066
Allstate Corp 3 month USD LIBOR + 2.120% 6.50%, 5/15/2067 (c)	10,000	12,282
Allstate Corp.:
4.20%, 12/15/2046	87,000	95,014
4.50%, 6/15/2043	66,000	74,915
5.35%, 6/1/2033	104,000	124,266
5.55%, 5/9/2035	111,000	136,608
American Financial Group, Inc. 4.50%, 6/15/2047	87,000	90,429
American International Group, Inc.:
3.88%, 1/15/2035	269,000	269,409
4.38%, 1/15/2055	285,000	290,381
4.50%, 7/16/2044	250,000	270,632
4.80%, 7/10/2045	133,000	149,535
6.25%, 5/1/2036	103,000	132,589
Aon PLC:
4.45%, 5/24/2043	51,000	53,351
4.75%, 5/15/2045	200,000	223,428
Arch Capital Finance LLC 5.03%, 12/15/2046	87,000	100,987
Arch Capital Group US, Inc. 5.14%, 11/1/2043	111,000	129,599
Assurant, Inc. 6.75%, 2/15/2034	30,000	37,107
AXA SA 8.60%, 12/15/2030	60,000	86,426
Berkshire Hathaway Finance Corp.:
4.30%, 5/15/2043	81,000	90,473
4.40%, 5/15/2042	73,000	82,309
5.75%, 1/15/2040	174,000	228,460
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	141,000	161,754
Brighthouse Financial, Inc. 4.70%, 6/22/2047 (b)	248,000	252,801
Chubb Corp.:
6.00%, 5/11/2037	112,000	149,410
(Series 1), 6.50%, 5/15/2038	87,000	123,142
Chubb INA Holdings, Inc.:
4.15%, 3/13/2043	131,000	142,329
4.35%, 11/3/2045	273,000	308,212
6.70%, 5/15/2036	30,000	42,378
Cincinnati Financial Corp.:
6.13%, 11/1/2034	65,000	82,483
6.92%, 5/15/2028	51,000	65,664
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	55,000	69,998

See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Everest Reinsurance Holdings, Inc. 4.87%, 6/1/2044	$51,000	$54,136
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	15,000	16,104
5.95%, 10/15/2036	173,000	219,528
Lincoln National Corp.:
6.30%, 10/9/2037	81,000	103,713
7.00%, 6/15/2040	66,000	91,834
Loews Corp.:
4.13%, 5/15/2043	73,000	75,415
6.00%, 2/1/2035	17,000	20,891
Manulife Financial Corp. 5.38%, 3/4/2046	77,000	96,503
Markel Corp.:
4.30%, 11/1/2047	50,000	51,081
5.00%, 4/5/2046	37,000	41,855
Marsh & McLennan Cos., Inc.:
4.35%, 1/30/2047	32,000	35,571
5.88%, 8/1/2033	85,000	106,750
MetLife, Inc.:
4.05%, 3/1/2045	104,000	109,050
4.13%, 8/13/2042	128,000	135,441
4.60%, 5/13/2046	173,000	197,492
4.72%, 12/15/2044	194,000	224,708
4.88%, 11/13/2043	3,000	3,527
5.70%, 6/15/2035	46,000	58,772
5.88%, 2/6/2041	109,000	142,448
6.38%, 6/15/2034	81,000	109,800
6.40%, 12/15/2066	278,000	320,551
6.50%, 12/15/2032	152,000	199,533
10.75%, 8/1/2069	101,000	168,693
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	87,000	97,167
Principal Financial Group, Inc.:
4.30%, 11/15/2046	37,000	39,633
4.63%, 9/15/2042	30,000	33,209
6.05%, 10/15/2036	81,000	104,381
Progressive Corp.:
4.13%, 4/15/2047	174,000	187,749
4.35%, 4/25/2044	51,000	56,710
6.25%, 12/1/2032	99,000	128,699
Prudential Financial, Inc.:
3.91%, 12/7/2047 (b)	309,000	316,506
3.94%, 12/7/2049 (b)	254,000	259,611
Series MTN, 5.70%, 12/14/2036	65,000	82,306
Series MTN, 4.60%, 5/15/2044	187,000	212,178
Series MTN, 6.63%, 6/21/2040	30,000	42,339
Travelers Cos., Inc 4.00%, 5/30/2047	134,000	142,559
Travelers Cos., Inc.:
3.75%, 5/15/2046	212,000	216,172
4.30%, 8/25/2045	51,000	56,568
4.60%, 8/1/2043	109,000	125,823
5.35%, 11/1/2040	25,000	31,546
Series MTN, 6.25%, 6/15/2037	136,000	184,591
Travelers Property Casualty Corp. 6.38%, 3/15/2033	34,000	44,783
Unum Group 5.75%, 8/15/2042	30,000	36,661
Voya Financial, Inc. 5.70%, 7/15/2043	76,000	93,231
WR Berkley Corp. 4.75%, 8/1/2044	81,000	86,912
XLIT, Ltd. 5.50%, 3/31/2045	215,000	229,936

		9,657,808

INTERNET — 1.4%
Alibaba Group Holding, Ltd.:
4.00%, 12/6/2037	625,000	645,894
4.20%, 12/6/2047	340,000	353,733
4.40%, 12/6/2057	200,000	208,792
4.50%, 11/28/2034	94,000	103,939
Amazon.com, Inc.:
3.88%, 8/22/2037 (b)	635,000	674,046
4.05%, 8/22/2047 (b)	249,000	267,336
4.25%, 8/22/2057 (b)	251,000	274,629
4.80%, 12/5/2034	376,000	440,134
4.95%, 12/5/2044	282,000	342,317
eBay, Inc. 4.00%, 7/15/2042	71,000	65,478
Expedia, Inc. 3.80%, 2/15/2028	124,000	119,822
Priceline Group, Inc. 3.55%, 3/15/2028	159,000	157,631

		3,653,751

IRON/STEEL — 0.5%
Nucor Corp.:
5.20%, 8/1/2043	74,000	88,795
6.40%, 12/1/2037	51,000	67,404
Vale Overseas, Ltd.:
6.88%, 11/21/2036	306,000	375,003
6.88%, 11/10/2039 (a)	400,000	491,220
8.25%, 1/17/2034	81,000	107,280
Vale SA 5.63%, 9/11/2042 (a)	167,000	182,990

		1,312,692

IT SERVICES — 2.0%
Apple, Inc.:
3.45%, 2/9/2045	245,000	239,291
3.75%, 9/12/2047	45,000	46,103
3.75%, 11/13/2047	159,000	163,470
3.85%, 5/4/2043	387,000	402,987
3.85%, 8/4/2046	208,000	216,536
4.25%, 2/9/2047	281,000	311,848
4.38%, 5/13/2045	343,000	386,486
4.45%, 5/6/2044	95,000	107,968
4.50%, 2/23/2036	426,000	488,192
4.65%, 2/23/2046	457,000	534,969
Dell International LLC/EMC Corp.:
8.10%, 7/15/2036 (b)	407,000	513,915
8.35%, 7/15/2046 (b)	269,000	346,913
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	115,000	125,201
6.35%, 10/15/2045	229,000	244,192
HP, Inc. 6.00%, 9/15/2041	303,000	326,664
International Business Machines Corp.:
4.00%, 6/20/2042	268,000	284,546
4.70%, 2/19/2046	57,000	67,232
5.60%, 11/30/2039	85,000	110,639
5.88%, 11/29/2032	174,000	223,959
6.22%, 8/1/2027	30,000	37,430
6.50%, 1/15/2028	30,000	38,476

See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Seagate HDD Cayman 5.75%, 12/1/2034 (a)	$125,000	$120,271

		5,337,288

LEISURE TIME — 0.1%
Harley-Davidson, Inc. 4.63%, 7/28/2045	51,000	55,269
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028	205,000	203,522
7.50%, 10/15/2027	10,000	12,893

		271,684

MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar, Inc.:
3.80%, 8/15/2042	188,000	200,919
4.30%, 5/15/2044 (a)	76,000	86,830
4.75%, 5/15/2064	17,000	20,046
5.20%, 5/27/2041	104,000	130,698
5.30%, 9/15/2035	77,000	95,180
6.05%, 8/15/2036	130,000	173,442

		707,115

MACHINERY-DIVERSIFIED — 0.2%
Cummins, Inc. 4.88%, 10/1/2043	46,000	54,724
Deere & Co.:
3.90%, 6/9/2042	190,000	205,502
5.38%, 10/16/2029	32,000	38,748
7.13%, 3/3/2031	51,000	70,794
Xylem, Inc. 4.38%, 11/1/2046	124,000	133,134

		502,902

MEDIA — 6.1%
21st Century Fox America, Inc.:
4.75%, 9/15/2044	139,000	159,422
4.75%, 11/15/2046	64,000	73,869
4.95%, 10/15/2045	108,000	127,517
5.40%, 10/1/2043	181,000	224,033
6.15%, 3/1/2037	467,000	610,967
6.15%, 2/15/2041	153,000	203,496
6.20%, 12/15/2034	125,000	162,228
6.40%, 12/15/2035	115,000	153,691
6.55%, 3/15/2033	94,000	123,547
6.65%, 11/15/2037	55,000	75,724
6.90%, 8/15/2039	64,000	90,838
7.85%, 3/1/2039	32,000	48,838
8.15%, 10/17/2036	87,000	133,625
CBS Corp.:
3.38%, 2/15/2028	25,000	24,042
3.70%, 6/1/2028 (b)	100,000	98,307
4.60%, 1/15/2045	153,000	155,941
4.90%, 8/15/2044	44,000	46,422
5.50%, 5/15/2033	125,000	139,068
5.90%, 10/15/2040	51,000	60,757
7.88%, 7/30/2030	94,000	128,385
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.75%, 2/15/2028	174,000	166,584
4.20%, 3/15/2028	87,000	86,199
5.38%, 5/1/2047	381,000	392,975
6.38%, 10/23/2035	137,000	160,356
6.48%, 10/23/2045	410,000	480,208
6.83%, 10/23/2055	89,000	106,809
Comcast Corp.:
3.15%, 2/15/2028 (a)	194,000	194,671
3.20%, 7/15/2036	101,000	96,668
3.40%, 7/15/2046	87,000	82,133
3.97%, 11/1/2047	261,000	268,360
4.00%, 8/15/2047	204,000	213,041
4.00%, 11/1/2049	304,000	311,117
4.05%, 11/1/2052	311,000	318,399
4.20%, 8/15/2034	380,000	406,771
4.25%, 1/15/2033	459,000	497,432
4.40%, 8/15/2035	62,000	67,856
4.50%, 1/15/2043	113,000	125,064
4.65%, 7/15/2042	222,000	251,026
4.75%, 3/1/2044	251,000	287,458
5.65%, 6/15/2035	271,000	338,384
6.40%, 5/15/2038	26,000	35,144
6.45%, 3/15/2037	150,000	203,364
6.50%, 11/15/2035	244,000	329,422
6.95%, 8/15/2037	7,000	9,997
7.05%, 3/15/2033	145,000	200,493
Discovery Communications LLC:
3.95%, 3/20/2028	133,000	131,956
4.88%, 4/1/2043	209,000	208,684
5.00%, 9/20/2037	149,000	154,142
5.20%, 9/20/2047	155,000	161,518
6.35%, 6/1/2040	402,000	472,800
Grupo Televisa SAB:
5.00%, 5/13/2045	101,000	102,928
6.13%, 1/31/2046	233,000	276,105
6.63%, 1/15/2040 (a)	86,000	105,901
Historic TW, Inc. 6.63%, 5/15/2029	148,000	187,266
NBCUniversal Media LLC:
4.45%, 1/15/2043	298,000	324,951
5.95%, 4/1/2041	395,000	516,553
Thomson Reuters Corp.:
5.65%, 11/23/2043	50,000	60,343
5.85%, 4/15/2040	215,000	260,275
Time Warner Cable LLC:
5.50%, 9/1/2041	351,000	366,072
5.88%, 11/15/2040	262,000	284,791
6.55%, 5/1/2037	210,000	245,578
6.75%, 6/15/2039	208,000	248,273
7.30%, 7/1/2038	128,000	160,037
Time Warner Cos., Inc. 6.95%, 1/15/2028	131,000	164,715
Time Warner Entertainment Co. L.P. 8.38%, 7/15/2033	428,000	585,996
Time Warner, Inc.:
4.85%, 7/15/2045	132,000	138,625
4.90%, 6/15/2042	199,000	208,765
6.10%, 7/15/2040	186,000	227,402
6.20%, 3/15/2040	18,000	22,263
6.25%, 3/29/2041	138,000	172,608
6.50%, 11/15/2036	154,000	194,348
7.63%, 4/15/2031	172,000	236,868
7.70%, 5/1/2032	68,000	95,404

See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Viacom, Inc.:
4.38%, 3/15/2043	$274,000	$236,922
5.25%, 4/1/2044	51,000	50,289
5.85%, 9/1/2043	137,000	141,718
6.88%, 4/30/2036	201,000	228,495
Walt Disney Co.:
4.38%, 8/16/2041	130,000	144,091
Series B MTN, 7.00%, 3/1/2032	123,000	172,110
Series E, 4.13%, 12/1/2041	82,000	88,196
Series GMTN, 4.13%, 6/1/2044 (a)	146,000	157,660
Series MTN, 3.00%, 7/30/2046	37,000	33,104

		16,038,400

METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	68,000	70,656
4.38%, 6/15/2045	251,000	282,498

		353,154

MINING — 1.5%
Barrick Gold Corp.:
5.25%, 4/1/2042	152,000	177,892
6.45%, 10/15/2035	34,000	43,262
Barrick North America Finance LLC:
5.70%, 5/30/2041	243,000	297,192
5.75%, 5/1/2043	79,000	98,940
7.50%, 9/15/2038	137,000	189,176
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	87,000	108,218
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	104,000	112,204
5.00%, 9/30/2043	336,000	411,425
Goldcorp, Inc. 5.45%, 6/9/2044	51,000	59,208
Newmont Mining Corp.:
4.88%, 3/15/2042	115,000	127,269
5.88%, 4/1/2035	209,000	255,210
6.25%, 10/1/2039	143,000	182,768
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	118,000	145,951
6.13%, 12/15/2033	42,000	53,450
7.25%, 3/15/2031	51,000	67,378
Rio Tinto Finance USA PLC 4.13%, 8/21/2042 (a)	38,000	41,116
Rio Tinto Finance USA, Ltd.:
5.20%, 11/2/2040	191,000	234,275
7.13%, 7/15/2028	280,000	370,549
Southern Copper Corp.:
5.25%, 11/8/2042	128,000	143,465
5.88%, 4/23/2045	152,000	183,947
6.75%, 4/16/2040	186,000	242,631
7.50%, 7/27/2035	196,000	266,074

		3,811,600

MISCELLANEOUS MANUFACTURER — 1.8%
3M Co.:
Series MTN, 3.13%, 9/19/2046	37,000	34,268
Series MTN, 5.70%, 3/15/2037	52,000	68,711
Series MTN, 3.63%, 10/15/2047	87,000	89,023
Series MTN, 3.88%, 6/15/2044	74,000	78,256
Carlisle Cos., Inc. 3.75%, 12/1/2027	100,000	101,052
Dover Corp. 5.38%, 3/1/2041	32,000	39,271
Eaton Corp.:
3.92%, 9/15/2047	87,000	86,631
4.00%, 11/2/2032	61,000	63,010
4.15%, 11/2/2042	121,000	125,423
General Electric Co.:
4.13%, 10/9/2042	447,000	467,897
4.50%, 3/11/2044	543,000	601,693
Series A MTN, 6.75%, 3/15/2032	334,000	454,851
Series GMTN, 6.15%, 8/7/2037	472,000	621,544
Series GMTN, 6.88%, 1/10/2039	331,000	476,954
Series MTN, 5.88%, 1/14/2038	437,000	565,028
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	173,000	184,904
4.88%, 9/15/2041	37,000	44,556
Ingersoll-Rand Global Holding Co., Ltd. 5.75%, 6/15/2043	51,000	64,355
Ingersoll-Rand Luxembourg Finance SA Series MTN, 4.65%, 11/1/2044	87,000	96,446
Parker-Hannifin Corp.:
4.10%, 3/1/2047 (a)	40,000	42,894
4.45%, 11/21/2044	89,000	98,284
Series MTN, 4.20%, 11/21/2034	206,000	223,491
Series MTN, 6.25%, 5/15/2038	15,000	19,879
Textron, Inc. 3.38%, 3/1/2028	87,000	86,401

		4,734,822

OFFICE & BUSINESS EQUIPMENT — 0.1%
Xerox Corp. 6.75%, 12/15/2039	122,000	130,564

OIL & GAS — 5.8%
Anadarko Finance Co. Series B, 7.50%, 5/1/2031	3,000	3,855
Anadarko Petroleum Corp.:
4.50%, 7/15/2044	44,000	43,652
6.20%, 3/15/2040	183,000	220,943
6.45%, 9/15/2036	156,000	191,248
6.60%, 3/15/2046	544,000	697,027
Andeavor 4.50%, 4/1/2048	50,000	50,671
Apache Corp.:
4.25%, 1/15/2044	150,000	145,917
4.75%, 4/15/2043	197,000	204,772
5.10%, 9/1/2040	124,000	133,181
5.25%, 2/1/2042	121,000	131,890
6.00%, 1/15/2037	184,000	218,064
Apache Finance Canada Corp. 7.75%, 12/15/2029	25,000	32,352
BP Capital Markets PLC 3.72%, 11/28/2028	104,000	109,097
Burlington Resources Finance Co. 7.20%, 8/15/2031	68,000	93,253
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	30,000	35,339
6.25%, 3/15/2038	135,000	169,603
6.50%, 2/15/2037	213,000	268,222
6.75%, 2/1/2039	110,000	142,571
7.20%, 1/15/2032	30,000	38,209
Series GMTN, 4.95%, 6/1/2047	149,000	167,171
Cenovus Energy, Inc.:
4.45%, 9/15/2042	260,000	241,789

See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 6/15/2037	$184,000	$189,585
5.40%, 6/15/2047	112,000	117,768
6.75%, 11/15/2039	184,000	220,629
Concho Resources, Inc.:
3.75%, 10/1/2027	62,000	62,657
4.88%, 10/1/2047	87,000	94,913
Conoco Funding Co. 7.25%, 10/15/2031	172,000	236,335
ConocoPhillips:
5.90%, 10/15/2032	64,000	79,449
6.50%, 2/1/2039	239,000	333,419
ConocoPhillips Canada Funding Co. I 5.95%, 10/15/2036	100,000	127,734
ConocoPhillips Co.:
4.15%, 11/15/2034 (a)	137,000	145,961
4.30%, 11/15/2044	213,000	232,928
5.95%, 3/15/2046	37,000	49,904
ConocoPhillips Holding Co. 6.95%, 4/15/2029	123,000	161,960
Devon Energy Corp.:
4.75%, 5/15/2042	230,000	246,424
5.00%, 6/15/2045	24,000	26,854
5.60%, 7/15/2041	317,000	375,189
7.95%, 4/15/2032	42,000	57,843
Devon Financing Co. LLC 7.88%, 9/30/2031	121,000	165,760
Encana Corp.:
6.50%, 8/15/2034	293,000	361,621
6.50%, 2/1/2038	87,000	109,566
Eni USA, Inc. 7.30%, 11/15/2027	30,000	37,584
EOG Resources, Inc. 3.90%, 4/1/2035	200,000	205,486
Exxon Mobil Corp.:
3.57%, 3/6/2045	242,000	245,676
4.11%, 3/1/2046	381,000	423,893
Hess Corp.:
5.60%, 2/15/2041	128,000	137,673
5.80%, 4/1/2047	187,000	207,884
6.00%, 1/15/2040	180,000	197,208
7.13%, 3/15/2033	37,000	44,630
7.30%, 8/15/2031	60,000	72,781
7.88%, 10/1/2029	75,000	93,438
Husky Energy, Inc. 6.80%, 9/15/2037	30,000	39,092
Kerr-McGee Corp. 7.88%, 9/15/2031	88,000	116,450
Marathon Oil Corp.:
5.20%, 6/1/2045	81,000	89,003
6.60%, 10/1/2037	79,000	98,279
6.80%, 3/15/2032 (a)	123,000	149,434
Marathon Petroleum Corp.:
4.75%, 9/15/2044	51,000	52,988
5.00%, 9/15/2054	81,000	81,612
6.50%, 3/1/2041	187,000	235,480
Noble Energy, Inc.:
3.85%, 1/15/2028	87,000	87,346
4.95%, 8/15/2047	87,000	92,969
5.05%, 11/15/2044	60,000	64,747
5.25%, 11/15/2043	149,000	164,304
6.00%, 3/1/2041	149,000	176,678
Occidental Petroleum Corp.:
4.10%, 2/15/2047 (a)	166,000	176,091
4.40%, 4/15/2046	211,000	233,104
4.63%, 6/15/2045	38,000	42,972
Petro-Canada:
5.35%, 7/15/2033	51,000	60,057
5.95%, 5/15/2035	74,000	93,764
6.80%, 5/15/2038	200,000	276,032
Phillips 66:
4.65%, 11/15/2034	114,000	125,522
4.88%, 11/15/2044	144,000	164,570
5.88%, 5/1/2042	181,000	231,193
Shell International Finance B.V.:
3.63%, 8/21/2042	94,000	93,777
3.75%, 9/12/2046	248,000	252,980
4.00%, 5/10/2046	256,000	272,161
4.13%, 5/11/2035	255,000	279,434
4.38%, 5/11/2045	329,000	369,928
4.55%, 8/12/2043	313,000	357,631
5.50%, 3/25/2040	114,000	145,287
6.38%, 12/15/2038	352,000	491,198
Suncor Energy, Inc.:
4.00%, 11/15/2047	140,000	143,185
6.50%, 6/15/2038	165,000	222,697
6.85%, 6/1/2039	154,000	215,502
Tosco Corp.:
7.80%, 1/1/2027	160,000	210,355
8.13%, 2/15/2030	51,000	72,959
Valero Energy Corp.:
4.90%, 3/15/2045	110,000	125,618
6.63%, 6/15/2037	171,000	226,575
7.50%, 4/15/2032	97,000	130,981
10.50%, 3/15/2039	51,000	87,266
XTO Energy, Inc. 6.75%, 8/1/2037	112,000	159,403

		15,110,202

OIL & GAS SERVICES — 0.7%
Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	195,000	228,860
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/2047 (b)	200,000	204,206
Halliburton Co.:
4.50%, 11/15/2041	56,000	59,072
4.75%, 8/1/2043	211,000	231,104
4.85%, 11/15/2035	327,000	364,559
5.00%, 11/15/2045	109,000	125,028
6.70%, 9/15/2038	114,000	152,323
7.45%, 9/15/2039	91,000	131,127
National Oilwell Varco, Inc. 3.95%, 12/1/2042	245,000	216,418

		1,712,697

PACKAGING & CONTAINERS — 0.1%
Sonoco Products Co. 5.75%, 11/1/2040	64,000	76,516
WestRock MWV LLC 7.95%, 2/15/2031	61,000	85,182

		161,698

PHARMACEUTICALS — 5.1%
AbbVie, Inc.:
4.30%, 5/14/2036	103,000	110,850

See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 11/6/2042	$391,000	$419,367
4.45%, 5/14/2046	306,000	332,132
4.50%, 5/14/2035	417,000	457,741
4.70%, 5/14/2045	292,000	327,490
Actavis, Inc. 4.63%, 10/1/2042	165,000	169,905
Allergan Funding SCS:
4.55%, 3/15/2035	89,000	93,674
4.75%, 3/15/2045	181,000	193,017
4.85%, 6/15/2044	218,000	235,920
AmerisourceBergen Corp.:
4.25%, 3/1/2045 (a)	53,000	53,130
4.30%, 12/15/2047	100,000	101,136
AstraZeneca PLC:
4.00%, 9/18/2042	218,000	222,063
4.38%, 11/16/2045	99,000	108,050
6.45%, 9/15/2037	382,000	519,104
Bristol-Myers Squibb Co. 3.25%, 8/1/2042	128,000	123,464
Cardinal Health, Inc.:
4.37%, 6/15/2047	87,000	86,669
4.50%, 11/15/2044	92,000	93,184
4.60%, 3/15/2043	39,000	40,190
Eli Lilly & Co.:
3.70%, 3/1/2045	155,000	159,903
3.95%, 5/15/2047	58,000	62,404
5.55%, 3/15/2037	160,000	204,498
Express Scripts Holding Co.:
4.80%, 7/15/2046 (a)	232,000	246,737
6.13%, 11/15/2041	114,000	139,530
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	204,000	225,032
6.38%, 5/15/2038	379,000	535,091
Johnson & Johnson:
3.40%, 1/15/2038	278,000	284,822
3.50%, 1/15/2048	150,000	153,804
3.55%, 3/1/2036	224,000	233,269
3.63%, 3/3/2037	328,000	346,263
3.70%, 3/1/2046	234,000	247,553
3.75%, 3/3/2047	177,000	188,703
4.38%, 12/5/2033	77,000	88,334
4.50%, 9/1/2040	156,000	181,436
4.50%, 12/5/2043	30,000	35,274
4.85%, 5/15/2041	27,000	32,807
4.95%, 5/15/2033	51,000	61,962
5.85%, 7/15/2038	84,000	114,035
5.95%, 8/15/2037	349,000	479,055
6.95%, 9/1/2029	73,000	99,539
McKesson Corp.:
4.88%, 3/15/2044	226,000	244,579
6.00%, 3/1/2041	30,000	36,816
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	39,000	43,545
Merck & Co., Inc.:
3.70%, 2/10/2045	612,000	637,967
4.15%, 5/18/2043	187,000	208,359
Mylan NV 5.25%, 6/15/2046	152,000	166,320
Mylan, Inc. 5.40%, 11/29/2043	142,000	154,810
Novartis Capital Corp.:
3.70%, 9/21/2042	101,000	103,850
4.00%, 11/20/2045	144,000	156,027
4.40%, 5/6/2044	279,000	320,127
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	203,000	209,315
Pfizer, Inc.:
4.00%, 12/15/2036	313,000	343,649
4.13%, 12/15/2046	181,000	200,474
4.30%, 6/15/2043	161,000	180,000
4.40%, 5/15/2044	53,000	60,734
7.20%, 3/15/2039	515,000	789,124
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036 (a)	118,000	118,150
Teva Pharmaceutical Finance Netherlands III B.V. 4.10%, 10/1/2046 (a)	320,000	244,208
Wyeth LLC:
5.95%, 4/1/2037	403,000	539,158
6.00%, 2/15/2036	136,000	180,925
6.50%, 2/1/2034	94,000	127,910
Zoetis, Inc.:
3.95%, 9/12/2047	162,000	165,298
4.70%, 2/1/2043	182,000	203,931

		13,242,413

PIPELINES — 4.3%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:
4.25%, 12/1/2027	35,000	35,325
5.20%, 12/1/2047	105,000	109,047
Buckeye Partners L.P.:
4.13%, 12/1/2027	50,000	49,433
5.60%, 10/15/2044	87,000	91,450
5.85%, 11/15/2043	51,000	54,994
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	73,000	91,081
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	51,000	66,990
Enable Midstream Partners L.P. 5.00%, 5/15/2044	148,000	146,077
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	81,000	88,726
Series B, 7.50%, 4/15/2038	51,000	65,625
Enbridge, Inc.:
4.50%, 6/10/2044	51,000	52,688
5.50%, 12/1/2046	172,000	207,883
Energy Transfer L.P.:
4.90%, 3/15/2035	80,000	79,203
5.15%, 2/1/2043	126,000	122,175
5.15%, 3/15/2045	116,000	112,810
5.30%, 4/15/2047	180,000	178,529
5.95%, 10/1/2043	201,000	212,825
6.05%, 6/1/2041	320,000	342,685
6.13%, 12/15/2045	79,000	85,440
6.50%, 2/1/2042	117,000	132,173
6.63%, 10/15/2036	30,000	34,540
7.50%, 7/1/2038	51,000	63,305
EnLink Midstream Partners L.P. 5.45%, 6/1/2047	154,000	161,876
Enterprise Products Operating LLC:
4.45%, 2/15/2043	111,000	115,228

See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 8/15/2042	$2,000	$2,188
4.85%, 3/15/2044	335,000	366,765
4.90%, 5/15/2046	168,000	186,166
4.95%, 10/15/2054	100,000	109,466
5.10%, 2/15/2045	112,000	127,099
5.70%, 2/15/2042	37,000	45,086
5.95%, 2/1/2041	112,000	139,105
6.13%, 10/15/2039	153,000	192,543
6.45%, 9/1/2040	87,000	113,587
7.55%, 4/15/2038	85,000	120,383
Series D, 6.88%, 3/1/2033	32,000	41,871
Series H, 6.65%, 10/15/2034	51,000	66,121
Kinder Morgan Energy Partners L.P.:
4.70%, 11/1/2042	161,000	157,007
5.00%, 8/15/2042	36,000	36,524
5.00%, 3/1/2043	178,000	179,445
5.40%, 9/1/2044	101,000	106,575
5.50%, 3/1/2044	163,000	174,306
5.63%, 9/1/2041	51,000	54,542
5.80%, 3/15/2035	51,000	56,839
6.38%, 3/1/2041	51,000	59,191
6.50%, 2/1/2037	51,000	59,057
6.50%, 9/1/2039	64,000	75,258
6.55%, 9/15/2040	30,000	35,375
Series MTN, 6.95%, 1/15/2038	189,000	235,466
7.30%, 8/15/2033	138,000	172,316
7.40%, 3/15/2031	94,000	115,748
7.50%, 11/15/2040	51,000	65,093
Kinder Morgan, Inc.:
5.05%, 2/15/2046	105,000	108,642
5.30%, 12/1/2034	112,000	119,346
5.55%, 6/1/2045	206,000	225,113
Series GMTN, 7.75%, 1/15/2032	104,000	134,152
Magellan Midstream Partners L.P.:
4.20%, 12/1/2042	51,000	50,118
4.20%, 10/3/2047	87,000	87,529
4.25%, 9/15/2046	57,000	57,805
5.15%, 10/15/2043	100,000	113,435
MPLX L.P. 5.20%, 3/1/2047	181,000	197,478
ONEOK Partners L.P.:
6.13%, 2/1/2041	101,000	117,538
6.20%, 9/15/2043	99,000	118,318
6.65%, 10/1/2036	73,000	89,576
6.85%, 10/15/2037	100,000	125,887
ONEOK, Inc.:
4.95%, 7/13/2047	87,000	90,888
6.00%, 6/15/2035	52,000	59,609
Phillips 66 Partners L.P.:
4.68%, 2/15/2045	66,000	67,665
4.90%, 10/1/2046	37,000	39,077
3.75%, 3/1/2028	82,000	81,923
Plains All American Pipeline L.P./PAA Finance Corp.:
4.70%, 6/15/2044	56,000	52,416
5.15%, 6/1/2042	151,000	147,420
6.65%, 1/15/2037	116,000	132,704
Sabine Pass Liquefaction LLC 4.20%, 3/15/2028	76,000	77,161
Spectra Energy Partners L.P. 5.95%, 9/25/2043	118,000	143,744
Sunoco Logistics Partners Operations L.P.:
4.95%, 1/15/2043	37,000	34,971
5.30%, 4/1/2044	181,000	178,620
5.35%, 5/15/2045	87,000	86,125
5.40%, 10/1/2047	99,000	99,930
6.10%, 2/15/2042	51,000	54,530
6.85%, 2/15/2040	81,000	90,714
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	87,000	112,647
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	51,000	65,080
TransCanada PipeLines, Ltd.:
5.00%, 10/16/2043	118,000	139,830
5.60%, 3/31/2034	87,000	106,365
6.10%, 6/1/2040	116,000	153,597
6.20%, 10/15/2037	204,000	268,517
7.25%, 8/15/2038	61,000	88,845
7.63%, 1/15/2039	348,000	525,480
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	15,000	15,793
5.40%, 8/15/2041	30,000	35,526
Western Gas Partners L.P. 5.45%, 4/1/2044	117,000	124,119
Williams Partners L.P.:
4.90%, 1/15/2045	160,000	169,752
5.10%, 9/15/2045	101,000	110,529
5.40%, 3/4/2044	143,000	161,244
5.80%, 11/15/2043	130,000	153,390
6.30%, 4/15/2040	118,000	145,562

		11,151,940

REAL ESTATE INVESTMENT TRUSTS — 1.1%
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2028	87,000	88,858
American Campus Communities Operating Partnership L.P. 3.63%, 11/15/2027	42,000	41,692
American Tower Corp. 3.60%, 1/15/2028	100,000	99,447
AvalonBay Communities, Inc.:
Series MTN, 3.20%, 1/15/2028	85,000	84,663
Series MTN, 3.90%, 10/15/2046	37,000	36,995
Series MTN, 4.15%, 7/1/2047	37,000	38,619
Crown Castle International Corp. 4.75%, 5/15/2047	25,000	26,425
ERP Operating L.P.:
4.00%, 8/1/2047	37,000	37,766
4.50%, 7/1/2044	150,000	164,397
4.50%, 6/1/2045	37,000	40,463
Federal Realty Investment Trust 4.50%, 12/1/2044	116,000	126,598
HCP, Inc. 6.75%, 2/1/2041	30,000	39,970
Healthcare Realty Trust, Inc. 3.63%, 1/15/2028	50,000	49,399
Hospitality Properties Trust 3.95%, 1/15/2028	30,000	29,258

See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Hudson Pacific Properties L.P. 3.95%, 11/1/2027	$125,000	$124,270
Kilroy Realty L.P. 4.25%, 8/15/2029	148,000	153,364
Kimco Realty Corp. 4.45%, 9/1/2047	137,000	140,373
Omega Healthcare Investors, Inc. 4.75%, 1/15/2028 (a)	25,000	24,814
Physicians Realty L.P. 3.95%, 1/15/2028	100,000	98,852
Realty Income Corp.:
3.65%, 1/15/2028	50,000	50,382
4.65%, 3/15/2047	202,000	222,313
Regency Centers L.P. 4.40%, 2/1/2047	52,000	53,815
Simon Property Group L.P.:
4.25%, 10/1/2044 (a)	38,000	39,643
4.25%, 11/30/2046	274,000	288,895
6.75%, 2/1/2040	232,000	323,130
UDR, Inc. Series GMTN, 3.50%, 1/15/2028 .	50,000	49,827
Ventas Realty L.P.:
4.38%, 2/1/2045	16,000	16,446
5.70%, 9/30/2043	51,000	62,181
Welltower, Inc. 6.50%, 3/15/2041	104,000	136,556
Weyerhaeuser Co.:
6.95%, 10/1/2027	19,000	23,942
7.38%, 3/15/2032	205,000	282,328

		2,995,681

RETAIL — 3.6%
Bed Bath & Beyond, Inc. 5.17%, 8/1/2044	149,000	132,106
CVS Health Corp.:
4.88%, 7/20/2035	61,000	67,423
5.13%, 7/20/2045	454,000	520,230
5.30%, 12/5/2043	263,000	305,356
Darden Restaurants, Inc. 6.80%, 10/15/2037	30,000	40,015
Home Depot, Inc.:
3.50%, 9/15/2056	222,000	213,382
3.90%, 6/15/2047	92,000	97,052
4.20%, 4/1/2043	258,000	283,511
4.25%, 4/1/2046	235,000	262,674
4.40%, 3/15/2045	286,000	323,209
4.88%, 2/15/2044	233,000	280,096
5.40%, 9/15/2040	46,000	58,416
5.88%, 12/16/2036	280,000	379,109
5.95%, 4/1/2041	37,000	50,008
Kohl’s Corp. 5.55%, 7/17/2045	155,000	151,444
Lowe’s Cos., Inc.:
3.70%, 4/15/2046	125,000	125,469
4.05%, 5/3/2047	185,000	197,001
4.25%, 9/15/2044	180,000	195,388
4.38%, 9/15/2045	176,000	194,744
4.65%, 4/15/2042	108,000	123,293
5.50%, 10/15/2035	74,000	91,130
Macy’s Retail Holdings, Inc.:
4.50%, 12/15/2034	117,000	100,791
6.38%, 3/15/2037	50,000	50,948
6.70%, 7/15/2034	50,000	52,138
6.90%, 4/1/2029	100,000	106,781
McDonald’s Corp.:
Series MTN, 3.63%, 5/1/2043	24,000	23,012
Series MTN, 3.70%, 2/15/2042	179,000	174,674
Series MTN, 4.60%, 5/26/2045	41,000	45,511
Series MTN, 5.70%, 2/1/2039	37,000	46,576
Series MTN, 4.45%, 3/1/2047	174,000	190,105
Series MTN, 4.70%, 12/9/2035	128,000	145,178
Series MTN, 4.88%, 12/9/2045	329,000	380,577
Series MTN, 6.30%, 10/15/2037	121,000	161,041
Series MTN, 6.30%, 3/1/2038	3,000	4,004
Nordstrom, Inc.:
5.00%, 1/15/2044	101,000	97,391
6.95%, 3/15/2028	27,000	30,571
QVC, Inc. 5.45%, 8/15/2034	99,000	99,191
Starbucks Corp.:
3.75%, 12/1/2047	170,000	172,244
4.30%, 6/15/2045	18,000	19,918
Target Corp.:
3.63%, 4/15/2046 (a)	246,000	239,545
3.90%, 11/15/2047	179,000	182,297
4.00%, 7/1/2042 (a)	185,000	191,196
6.50%, 10/15/2037	122,000	168,081
Walgreens Boots Alliance, Inc.:
4.50%, 11/18/2034	135,000	141,303
4.65%, 6/1/2046	20,000	21,121
4.80%, 11/18/2044	252,000	271,076
Wal-Mart Stores, Inc.:
3.63%, 12/15/2047	1,361,000	1,426,791
4.00%, 4/11/2043	104,000	114,726
4.30%, 4/22/2044	4,000	4,653
5.00%, 10/25/2040	100,000	125,638
5.25%, 9/1/2035	50,000	63,438
5.63%, 4/1/2040	4,000	5,409
5.63%, 4/15/2041	100,000	136,491
6.20%, 4/15/2038	102,000	144,157
6.50%, 8/15/2037	2,000	2,903
7.55%, 2/15/2030	91,000	132,239

		9,362,771

SEMICONDUCTORS — 0.9%
Analog Devices, Inc. 5.30%, 12/15/2045	73,000	86,516
Applied Materials, Inc.:
4.35%, 4/1/2047	261,000	292,808
5.10%, 10/1/2035	124,000	149,718
5.85%, 6/15/2041	51,000	67,279
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.50%, 1/15/2028 (b)	179,000	170,811
Intel Corp.:
4.00%, 12/15/2032	288,000	316,382
4.10%, 5/19/2046	141,000	154,966
4.10%, 5/11/2047	215,000	237,513
4.80%, 10/1/2041	100,000	120,531
QUALCOMM, Inc.:
4.30%, 5/20/2047	179,000	180,502
4.65%, 5/20/2035	120,000	129,398
4.80%, 5/20/2045	348,000	376,713

		2,283,137

See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
SHIPBUILDING — 0.0%
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027 (b)	$105,000	$105,029

SOFTWARE — 3.8%
Activision Blizzard, Inc. 4.50%, 6/15/2047	47,000	49,494
Citrix Systems, Inc. 4.50%, 12/1/2027	100,000	101,785
Fidelity National Information Services, Inc. 4.50%, 8/15/2046	75,000	78,573
Microsoft Corp.:
3.45%, 8/8/2036	398,000	410,079
3.50%, 2/12/2035	299,000	310,921
3.50%, 11/15/2042	108,000	109,982
3.70%, 8/8/2046	592,000	617,101
3.75%, 5/1/2043	114,000	119,587
3.75%, 2/12/2045	357,000	374,407
3.95%, 8/8/2056	248,000	265,950
4.00%, 2/12/2055	451,000	485,790
4.10%, 2/6/2037	422,000	471,087
4.20%, 11/3/2035	84,000	94,919
4.45%, 11/3/2045	337,000	394,944
4.50%, 10/1/2040	134,000	156,792
4.50%, 2/6/2057	384,000	453,623
4.75%, 11/3/2055	94,000	116,003
4.88%, 12/15/2043	223,000	273,538
5.20%, 6/1/2039	302,000	381,435
5.30%, 2/8/2041	118,000	151,739
Series 30Y, 4.25%, 2/6/2047	383,000	438,072
Oracle Corp.:
3.25%, 5/15/2030	180,000	182,259
3.80%, 11/15/2037	615,000	645,977
3.85%, 7/15/2036	211,000	223,337
3.90%, 5/15/2035	347,000	368,576
4.00%, 7/15/2046	273,000	290,508
4.00%, 11/15/2047	399,000	424,237
4.13%, 5/15/2045	69,000	74,370
4.30%, 7/8/2034	402,000	447,326
4.38%, 5/15/2055	159,000	177,765
4.50%, 7/8/2044	193,000	219,595
5.38%, 7/15/2040	322,000	406,332
6.13%, 7/8/2039	143,000	196,225
6.50%, 4/15/2038	218,000	307,949

		9,820,277

TELECOMMUNICATIONS — 8.9%
America Movil SAB de CV:
4.38%, 7/16/2042	218,000	231,451
6.13%, 3/30/2040	284,000	360,751
6.38%, 3/1/2035	107,000	136,184
AT&T, Inc.:
4.10%, 2/15/2028 (b)	691,000	693,059
4.30%, 2/15/2030 (b)	915,000	915,924
4.30%, 12/15/2042	304,000	285,872
4.35%, 6/15/2045	484,000	447,037
4.50%, 5/15/2035	446,000	442,726
4.50%, 3/9/2048	441,000	412,745
4.55%, 3/9/2049	239,000	224,679
4.75%, 5/15/2046	459,000	448,994
4.80%, 6/15/2044	192,000	189,095
4.90%, 8/14/2037	154,000	155,806
5.15%, 3/15/2042	205,000	212,136
5.15%, 11/15/2046 (b)	1,291,000	1,316,846
5.15%, 2/14/2050	464,000	467,977
5.25%, 3/1/2037	294,000	311,267
5.30%, 8/14/2058	355,000	356,424
5.35%, 9/1/2040	464,000	490,188
5.45%, 3/1/2047	316,000	338,578
5.55%, 8/15/2041	316,000	343,094
5.65%, 2/15/2047	323,000	355,122
5.70%, 3/1/2057 (a)	256,000	279,926
6.00%, 8/15/2040	185,000	212,064
6.35%, 3/15/2040	87,000	103,279
6.38%, 3/1/2041	242,000	287,266
British Telecommunications PLC 9.13%, 12/15/2030	355,000	529,628
Cisco Systems, Inc.:
5.50%, 1/15/2040	200,000	264,598
5.90%, 2/15/2039	180,000	245,815
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	468,000	699,950
9.25%, 6/1/2032	86,000	136,268
Juniper Networks, Inc. 5.95%, 3/15/2041	151,000	169,057
Koninklijke KPN NV 8.38%, 10/1/2030	111,000	153,063
Motorola Solutions, Inc. 5.50%, 9/1/2044	185,000	189,764
Orange SA:
5.38%, 1/13/2042	109,000	131,531
5.50%, 2/6/2044	137,000	168,861
9.00%, 3/1/2031	477,000	719,497
Rogers Communications, Inc.:
4.50%, 3/15/2043	88,000	94,090
5.00%, 3/15/2044	4,000	4,610
5.45%, 10/1/2043	111,000	133,744
7.50%, 8/15/2038	30,000	42,490
Telefonica Emisiones SAU:
5.21%, 3/8/2047	251,000	283,984
7.05%, 6/20/2036	427,000	567,880
Telefonica Europe B.V. 8.25%, 9/15/2030	118,000	166,342
Verizon Communications, Inc.:
3.85%, 11/1/2042	830,000	751,250
4.13%, 8/15/2046	189,000	175,405
4.27%, 1/15/2036	215,000	214,032
4.40%, 11/1/2034	515,000	524,157
4.50%, 8/10/2033	426,000	446,359
4.52%, 9/15/2048	758,000	746,349
4.67%, 3/15/2055	631,000	611,786
4.75%, 11/1/2041	311,000	318,486
4.81%, 3/15/2039	340,000	355,773
4.86%, 8/21/2046	914,000	951,858
5.01%, 4/15/2049	1,100,000	1,153,152
5.01%, 8/21/2054	573,000	586,729
5.25%, 3/16/2037	315,000	346,468
5.50%, 3/16/2047	308,000	350,867

See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Vodafone Group PLC:
4.38%, 2/19/2043	$283,000	$291,080
6.15%, 2/27/2037	160,000	200,061
6.25%, 11/30/2032	301,000	370,034
7.88%, 2/15/2030	99,000	134,558

		23,248,066

TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044	51,000	53,630
6.35%, 3/15/2040	167,000	200,759

		254,389

TRANSPORTATION — 3.1%
Burlington Northern Santa Fe LLC:
4.13%, 6/15/2047 (a)	87,000	95,825
4.15%, 4/1/2045	239,000	259,568
4.40%, 3/15/2042	151,000	169,217
4.45%, 3/15/2043	301,000	339,546
4.55%, 9/1/2044	236,000	271,247
4.70%, 9/1/2045	51,000	59,910
4.90%, 4/1/2044	230,000	275,867
4.95%, 9/15/2041	108,000	128,694
5.05%, 3/1/2041	61,000	73,613
5.15%, 9/1/2043	114,000	140,823
5.75%, 5/1/2040	52,000	67,600
6.15%, 5/1/2037	51,000	68,482
6.20%, 8/15/2036	112,000	150,695
Canadian National Railway Co.:
3.20%, 8/2/2046	180,000	174,058
6.25%, 8/1/2034	51,000	69,324
6.38%, 11/15/2037	113,000	158,435
6.90%, 7/15/2028	124,000	164,651
Canadian Pacific Railway Co.:
4.80%, 9/15/2035	78,000	90,556
4.80%, 8/1/2045	20,000	23,692
5.75%, 3/15/2033	30,000	35,882
5.75%, 1/15/2042	61,000	77,577
5.95%, 5/15/2037	34,000	43,958
6.13%, 9/15/2115	42,000	55,609
CSX Corp.:
3.80%, 11/1/2046	30,000	29,905
4.10%, 3/15/2044	158,000	164,573
4.25%, 11/1/2066	63,000	63,575
4.40%, 3/1/2043	51,000	54,745
4.50%, 8/1/2054	112,000	119,604
4.75%, 5/30/2042	117,000	131,301
5.50%, 4/15/2041	87,000	106,392
6.00%, 10/1/2036	131,000	168,281
6.15%, 5/1/2037	211,000	276,328
6.22%, 4/30/2040	60,000	79,454
FedEx Corp.:
3.88%, 8/1/2042	44,000	43,365
3.90%, 2/1/2035	172,000	175,459
4.10%, 4/15/2043	6,000	6,123
4.10%, 2/1/2045	89,000	90,650
4.40%, 1/15/2047	117,000	124,646
4.55%, 4/1/2046	129,000	141,450
4.75%, 11/15/2045	153,000	171,744
4.90%, 1/15/2034	103,000	116,821
5.10%, 1/15/2044	170,000	196,765
Kansas City Southern 4.95%, 8/15/2045	121,000	138,045
Norfolk Southern Corp.:
3.94%, 11/1/2047 (b)	50,000	51,536
3.95%, 10/1/2042	37,000	38,146
4.05%, 8/15/2052 (b)	105,000	108,917
4.45%, 6/15/2045	51,000	56,686
4.65%, 1/15/2046	67,000	76,743
4.84%, 10/1/2041	187,000	216,557
7.80%, 5/15/2027	51,000	69,887
Union Pacific Corp.:
3.35%, 8/15/2046	77,000	74,464
3.38%, 2/1/2035	37,000	37,265
3.60%, 9/15/2037	165,000	169,892
3.80%, 10/1/2051	137,000	139,999
3.88%, 2/1/2055	56,000	57,007
4.00%, 4/15/2047 (a)	124,000	133,234
4.05%, 11/15/2045	119,000	128,189
4.05%, 3/1/2046	154,000	165,920
4.10%, 9/15/2067	52,000	54,390
4.25%, 4/15/2043	10,000	10,944
4.30%, 6/15/2042	197,000	216,647
4.38%, 11/15/2065	100,000	109,870
4.75%, 9/15/2041	90,000	104,893
4.82%, 2/1/2044	12,000	14,281
United Parcel Service, Inc.:
3.40%, 11/15/2046	47,000	45,631
3.63%, 10/1/2042	32,000	32,266
3.75%, 11/15/2047	303,000	312,738
4.88%, 11/15/2040	56,000	66,896
6.20%, 1/15/2038	131,000	179,501

		8,066,554

TRUCKING & LEASING — 0.1%
GATX Corp.:
3.50%, 3/15/2028	50,000	49,354
5.20%, 3/15/2044	71,000	81,884

		131,238

WATER — 0.1%
American Water Capital Corp.:
3.75%, 9/1/2047	87,000	89,620
4.00%, 12/1/2046	62,000	66,082
4.30%, 12/1/2042	81,000	89,091
6.59%, 10/15/2037	96,000	134,635

		379,428

TOTAL CORPORATE BONDS & NOTES (Cost $249,023,850)		257,219,338

	Shares
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (e) (f)	894,835	894,835

See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	1,365,905	$1,365,905

TOTAL SHORT-TERM INVESTMENTS (Cost $2,260,740)		2,260,740

TOTAL INVESTMENTS — 99.3% (Cost $251,284,590)		259,480,078
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		1,737,547

NET ASSETS — 100.0%		$261,217,625

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.2% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2017.
(d)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of December 31, 2017. Maturity date shown is the final maturity.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2017.
(g)	Investment of cash collateral for securities loaned.

GMTN = Global Medium Term Note

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$203,425	$—	$203,425
Aerospace & Defense	—	5,957,788	—	5,957,788
Agriculture	—	4,824,458	—	4,824,458
Airlines	—	529,799	—	529,799
Apparel	—	322,947	—	322,947
Auto Manufacturers	—	2,560,448	—	2,560,448
Auto Parts & Equipment	—	156,231	—	156,231
Banks	—	25,139,514	—	25,139,514
Beverages	—	7,442,941	—	7,442,941
Biotechnology	—	4,688,555	—	4,688,555
Chemicals	—	5,092,075	—	5,092,075
Commercial Services	—	2,338,249	—	2,338,249
Construction Materials	—	1,066,660	—	1,066,660
Distribution & Wholesale	—	172,190	—	172,190
Diversified Financial Services	—	3,401,304	—	3,401,304
Electric	—	26,593,994	—	26,593,994
Electrical Components & Equipment	—	80,295	—	80,295
Electronics	—	1,087,984	—	1,087,984
Engineering & Construction	—	50,000	—	50,000
Environmental Control	—	333,612	—	333,612
Food	—	4,373,651	—	4,373,651
Forest Products & Paper	—	1,154,065	—	1,154,065
Gas	—	1,977,405	—	1,977,405
Hand & Machine Tools	—	35,372	—	35,372
Health Care Products	—	4,323,313	—	4,323,313
Health Care Services	—	7,069,880	—	7,069,880
Home Furnishings	—	137,600	—	137,600

See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Household Products	$—	$895,630	$—	$895,630
Household Products & Wares	—	296,071	—	296,071
Housewares	—	376,582	—	376,582
Insurance	—	9,657,808	—	9,657,808
Internet	—	3,653,751	—	3,653,751
Iron/Steel	—	1,312,692	—	1,312,692
IT Services	—	5,337,288	—	5,337,288
Leisure Time	—	271,684	—	271,684
Machinery, Construction & Mining	—	707,115	—	707,115
Machinery-Diversified	—	502,902	—	502,902
Media	—	16,038,400	—	16,038,400
Metal Fabricate & Hardware	—	353,154	—	353,154
Mining	—	3,811,600	—	3,811,600
Miscellaneous Manufacturer	—	4,734,822	—	4,734,822
Office & Business Equipment	—	130,564	—	130,564
Oil & Gas	—	15,110,202	—	15,110,202
Oil & Gas Services	—	1,712,697	—	1,712,697
Packaging & Containers	—	161,698	—	161,698
Pharmaceuticals	—	13,242,413	—	13,242,413
Pipelines	—	11,151,940	—	11,151,940
Real Estate Investment Trusts	—	2,995,681	—	2,995,681
Retail	—	9,362,771	—	9,362,771
Semiconductors	—	2,283,137	—	2,283,137
Shipbuilding	—	105,029	—	105,029
Software	—	9,820,277	—	9,820,277
Telecommunications	—	23,248,066	—	23,248,066
Toys/Games/Hobbies	—	254,389	—	254,389
Transportation	—	8,066,554	—	8,066,554
Trucking & Leasing	—	131,238	—	131,238
Water	—	379,428	—	379,428
Short-Term Investments	2,260,740	—	—	2,260,740

TOTAL INVESTMENTS	$2,260,740	$257,219,338	$—	$259,480,078

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	280,058	$280,058	$14,282,839	$13,668,062	$—	$—	894,835	$894,835	$3,014
State Street Navigator Securities Lending Government Money Market Portfolio	627,463	627,463	3,150,149	2,411,707	—	—	1,365,905	1,365,905	2,397

TOTAL		$907,521	$17,432,988	$16,079,769	$—	$—		$2,260,740	$5,411

See accompanying notes to financial statements.

SPDR Portfolio Long Term Treasury ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Bonds:
2.25%, 8/15/2046	$22,380,300	$20,188,374
2.50%, 2/15/2045	23,033,300	21,964,555
2.50%, 2/15/2046	21,105,400	20,089,596
2.50%, 5/15/2046	21,634,300	20,585,686
2.75%, 8/15/2042	12,942,100	13,035,283
2.75%, 11/15/2042	16,287,900	16,392,632
2.75%, 8/15/2047	22,191,200	22,222,267
2.75%, 11/15/2047	16,203,700	16,231,085
2.88%, 5/15/2043	24,792,900	25,496,768
2.88%, 8/15/2045	23,905,100	24,523,763
2.88%, 11/15/2046	21,519,100	22,079,242
3.00%, 5/15/2042	8,458,000	8,906,274
3.00%, 11/15/2044	25,621,500	26,921,792
3.00%, 5/15/2045	25,117,100	26,383,002
3.00%, 11/15/2045	26,954,800	28,313,591
3.00%, 2/15/2047	24,688,100	25,964,228
3.00%, 5/15/2047	23,284,800	24,485,362
3.13%, 11/15/2041	7,471,900	8,034,683
3.13%, 2/15/2042	10,691,400	11,495,821
3.13%, 2/15/2043	16,675,400	17,918,886
3.13%, 8/15/2044	25,126,400	27,005,100
3.38%, 5/15/2044	24,579,100	27,583,405
3.50%, 2/15/2039	6,475,500	7,395,927
3.63%, 8/15/2043	18,416,200	21,497,230
3.63%, 2/15/2044	25,296,800	29,570,441
3.75%, 8/15/2041	11,107,100	13,168,356
3.75%, 11/15/2043	25,519,600	30,409,667
3.88%, 8/15/2040	8,902,000	10,728,780
4.25%, 5/15/2039	6,525,700	8,249,072
4.25%, 11/15/2040	10,386,600	13,192,437
4.38%, 2/15/2038	3,316,500	4,239,913
4.38%, 11/15/2039	6,921,500	8,907,140
4.38%, 5/15/2040	10,548,000	13,601,541
4.38%, 5/15/2041	7,682,600	9,942,745
4.50%, 2/15/2036	8,860,900	11,411,510
4.50%, 5/15/2038	4,603,800	5,984,986
4.50%, 8/15/2039	8,306,400	10,852,311
4.63%, 2/15/2040	12,927,200	17,190,720
4.75%, 2/15/2037	4,701,900	6,264,718
4.75%, 2/15/2041	12,768,500	17,336,175
5.00%, 5/15/2037	3,501,000	4,800,991
5.25%, 11/15/2028	4,696,500	5,957,463
5.25%, 2/15/2029	3,712,000	4,728,049
5.38%, 2/15/2031	7,997,300	10,627,772
5.50%, 8/15/2028	3,202,500	4,121,458
6.13%, 8/15/2029	2,624,900	3,602,045
6.25%, 5/15/2030	4,318,900	6,072,244

TOTAL U.S. TREASURY OBLIGATIONS (Cost $743,144,764)		735,675,086

	Shares
SHORT-TERM INVESTMENTS — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c) (Cost $106,840)	106,840	106,840
TOTAL INVESTMENTS — 99.2% (Cost $743,251,604)		735,781,926

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		5,763,364

NET ASSETS — 100.0%		$741,545,290

(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$735,675,086	$—	$735,675,086
Short-Term Investment	106,840	—	—	106,840

TOTAL INVESTMENTS	$106,840	$735,675,086	$—	$735,781,926

See accompanying notes to financial statements.

SPDR Portfolio Long Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	177,007	$177,007	$19,042,161	$19,112,328	$—	$—	106,840	$106,840	$6,470
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	51,436,234	51,436,234	—	—	—	—	818

TOTAL		$177,007	$70,478,395	$70,548,562	$—	$—		$106,840	$7,288

See accompanying notes to financial statements.

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.9%
ADVERTISING — 0.2%
Omnicom Group, Inc.:
4.45%, 8/15/2020	$4,062,000	$4,260,307
6.25%, 7/15/2019	1,950,000	2,062,593

		6,322,900

AEROSPACE & DEFENSE — 1.5%
Boeing Capital Corp. 4.70%, 10/27/2019	148,000	154,682
Boeing Co.:
1.65%, 10/30/2020	85,000	83,828
4.88%, 2/15/2020	3,997,000	4,221,112
6.00%, 3/15/2019	3,689,000	3,858,325
Harris Corp. 2.70%, 4/27/2020	2,945,000	2,956,456
L3 Technologies, Inc.:
4.75%, 7/15/2020	2,627,000	2,763,289
5.20%, 10/15/2019	3,827,000	4,008,859
Lockheed Martin Corp.:
2.50%, 11/23/2020	1,861,000	1,874,269
4.25%, 11/15/2019	3,844,000	3,987,227
Northrop Grumman Corp.:
2.08%, 10/15/2020	4,100,000	4,066,339
5.05%, 8/1/2019	2,751,000	2,872,677
Raytheon Co.:
3.13%, 10/15/2020	5,694,000	5,828,379
4.40%, 2/15/2020	2,450,000	2,560,299
Rockwell Collins, Inc.:
1.95%, 7/15/2019	1,349,000	1,342,390
5.25%, 7/15/2019	1,221,000	1,274,065
United Technologies Corp.:
1.50%, 11/1/2019	2,565,000	2,535,066
1.90%, 5/4/2020	5,087,000	5,037,554
4.50%, 4/15/2020	2,686,000	2,816,002

		52,240,818

AGRICULTURE — 1.4%
Altria Group, Inc.:
2.63%, 1/14/2020	3,850,000	3,874,910
9.25%, 8/6/2019	3,483,000	3,862,368
BAT Capital Corp. 2.30%, 8/14/2020 (a)	8,230,000	8,182,430
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	1,493,000	1,480,503
8.50%, 6/15/2019	3,017,000	3,269,915
Philip Morris International, Inc.:
1.38%, 2/25/2019	1,460,000	1,448,072
1.63%, 2/21/2019	2,666,000	2,651,390
1.88%, 1/15/2019	1,844,000	1,839,740
1.88%, 11/1/2019	3,450,000	3,427,920
2.00%, 2/21/2020	3,972,000	3,946,659
4.50%, 3/26/2020	3,502,000	3,664,563
Reynolds American, Inc.:
3.25%, 6/12/2020	3,562,000	3,620,345
6.88%, 5/1/2020	2,513,000	2,754,550
8.13%, 6/23/2019	3,166,000	3,424,219

		47,447,584

AIRLINES — 0.3%
Continental Airlines 2009-2 Class A Pass Through Trust Series A, 7.25%, 5/10/2021	1,822,868	1,967,585
Delta Air Lines, Inc.:
2.60%, 12/4/2020	910,000	905,978
2.88%, 3/13/2020	3,446,000	3,463,023
Southwest Airlines Co.:
2.65%, 11/5/2020	300,000	301,515
2.75%, 11/6/2019	2,526,000	2,545,021

		9,183,122

APPAREL — 0.1%
Ralph Lauren Corp. 2.63%, 8/18/2020	1,865,000	1,876,731

AUTO MANUFACTURERS — 4.1%
American Honda Finance Corp.:
Series A, 2.15%, 3/13/2020	7,000	6,984
Series MTN, 1.20%, 7/12/2019	5,115,000	5,047,533
Series MTN, 1.70%, 2/22/2019	1,154,000	1,148,830
Series MTN, 1.95%, 7/20/2020	1,850,000	1,834,941
Series MTN, 2.00%, 11/13/2019	3,485,000	3,472,872
Series MTN, 2.00%, 2/14/2020	3,115,000	3,100,640
Series MTN, 2.25%, 8/15/2019	4,222,000	4,227,911
Series MTN, 2.45%, 9/24/2020	3,775,000	3,784,966
Ford Motor Credit Co. LLC:
1.90%, 8/12/2019	3,580,000	3,544,630
2.02%, 5/3/2019	4,155,000	4,131,898
2.26%, 3/28/2019	3,665,000	3,658,879
2.34%, 11/2/2020	4,000,000	3,962,680
2.38%, 3/12/2019	2,915,000	2,914,504
2.43%, 6/12/2020	3,760,000	3,739,997
2.46%, 3/27/2020	4,385,000	4,370,705
2.60%, 11/4/2019	3,040,000	3,041,824
2.68%, 1/9/2020	6,469,000	6,482,197
3.16%, 8/4/2020	330,000	334,019
8.13%, 1/15/2020	3,625,000	4,015,594
Series MTN, 2.94%, 1/8/2019	2,000,000	2,011,800
General Motors Financial Co., Inc.:
2.35%, 10/4/2019 (b)	5,062,000	5,053,395
2.40%, 5/9/2019	3,879,000	3,880,025
2.45%, 11/6/2020	6,500,000	6,449,105
2.65%, 4/13/2020	1,747,000	1,747,838
3.10%, 1/15/2019	5,367,000	5,404,515
3.15%, 1/15/2020	4,039,000	4,084,559
3.20%, 7/13/2020	7,827,000	7,924,994
3.50%, 7/10/2019	197,000	199,819
PACCAR Financial Corp.:
Series MTN, 1.30%, 5/10/2019	1,617,000	1,599,973
Series MTN, 1.95%, 2/27/2020	1,676,000	1,665,625
Series MTN, 2.05%, 11/13/2020	2,900,000	2,881,614
Series MTN, 2.25%, 2/25/2021	125,000	124,578
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	3,710,000	3,686,961
Series MTN, 1.40%, 5/20/2019	4,032,000	3,993,978
Series MTN, 1.55%, 10/18/2019	3,585,000	3,548,971
Series MTN, 1.70%, 1/9/2019	1,100,000	1,096,623
Series MTN, 1.70%, 2/19/2019	4,783,000	4,764,729

See accompanying notes to financial statements.

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.10%, 1/17/2019	$2,075,000	$2,076,017
Series MTN, 2.13%, 7/18/2019	4,814,000	4,813,856
Series MTN, 2.15%, 3/12/2020	4,176,000	4,169,569
Series MTN, 4.50%, 6/17/2020	3,993,000	4,200,876

		138,201,024

BANKS — 33.9%
Associated Banc-Corp 2.75%, 11/15/2019	400,000	401,359
Australia & New Zealand Banking Group, Ltd.:
2.05%, 9/23/2019	4,550,000	4,531,663
Series MTN, 1.60%, 7/15/2019	2,805,000	2,777,791
Series MTN, 2.13%, 8/19/2020	3,350,000	3,323,803
Series MTN, 2.25%, 6/13/2019	3,800,000	3,802,014
Series MTN, 2.25%, 11/9/2020 (b)	3,300,000	3,280,497
Series MTN, 2.70%, 11/16/2020	4,274,000	4,298,063
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	3,200,000	3,227,712
Bank of America Corp.:
5.49%, 3/15/2019	100,000	103,613
6.88%, 11/15/2018	3,142,000	3,272,061
7.63%, 6/1/2019	10,407,000	11,190,543
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (c)	15,075,000	15,041,835
Series L, 2.25%, 4/21/2020	4,840,000	4,840,823
Series L, 2.60%, 1/15/2019	12,825,000	12,874,376
Series L, 2.65%, 4/1/2019	10,266,000	10,334,065
Series MTN, 2.15%, 11/9/2020	3,472,000	3,465,264
Series MTN, 2.63%, 10/19/2020	375,000	377,692
Series MTN, 5.63%, 7/1/2020.	10,052,000	10,865,005
Series MTN, 3 Month USD LIBOR + 0.63%, 2.33%, 10/1/2021 (c)	8,025,000	7,993,943
Bank of Montreal:
Series MTN, 1.50%, 7/18/2019	4,300,000	4,253,775
Series MTN, 1.75%, 9/11/2019 (b)	2,300,000	2,280,312
Series MTN, 2.10%, 12/12/2019	3,753,000	3,740,578
Series MTN, 2.10%, 6/15/2020	3,907,000	3,883,636
Series MTN, 2.38%, 1/25/2019	3,488,000	3,495,604
Bank of New York Mellon Corp.:
5.45%, 5/15/2019	1,210,000	1,263,942
Series G, 2.15%, 2/24/2020	4,894,000	4,884,212
Series G, 2.20%, 5/15/2019	559,000	559,939
Series MTN, 2.10%, 1/15/2019	3,077,000	3,074,323
Series MTN, 2.20%, 3/4/2019.	300,000	300,435
Series MTN, 2.30%, 9/11/2019	8,800,000	8,816,721
Series MTN, 2.45%, 11/27/2020	4,291,000	4,304,302
Series MTN, 2.60%, 8/17/2020	3,869,000	3,898,675
Series MTN, 4.60%, 1/15/2020	20,000	20,931
Bank of Nova Scotia:
1.65%, 6/14/2019	6,723,000	6,669,888
2.35%, 10/21/2020	500,000	498,825
Series BKNT, 1.95%, 1/15/2019	3,731,000	3,725,105
Series BKNT, 2.05%, 6/5/2019	449,000	447,940
Series BKNT, 2.15%, 7/14/2020	9,083,000	9,033,134
Barclays Bank PLC 5.14%, 10/14/2020	3,589,000	3,799,315
Barclays PLC:
2.75%, 11/8/2019	9,168,000	9,189,270
2.88%, 6/8/2020	1,150,000	1,154,232
3.25%, 1/12/2021	4,104,000	4,149,103
BB&T Corp.:
5.25%, 11/1/2019	1,525,000	1,602,851
Series MTN, 2.25%, 2/1/2019.	1,901,000	1,902,920
Series MTN, 2.45%, 1/15/2020	3,198,000	3,210,344
Series MTN, 2.63%, 6/29/2020	3,095,000	3,114,405
Series MTN, 6.85%, 4/30/2019	2,501,000	2,651,160
BNP Paribas SA:
2.38%, 5/21/2020	4,700,000	4,704,512
Series MTN, 2.45%, 3/17/2019	3,970,000	3,988,143
BPCE SA:
Series MTN, 2.25%, 1/27/2020	1,601,000	1,598,406
Series MTN, 2.50%, 7/15/2019	6,146,000	6,168,802
Branch Banking & Trust Co.:
2.10%, 1/15/2020	5,656,000	5,638,353
Series BKNT, 1.45%, 5/10/2019	5,666,000	5,614,269
Series BKNT, 2.25%, 6/1/2020	2,500,000	2,495,900
Canadian Imperial Bank of Commerce:
1.60%, 9/6/2019	4,432,000	4,384,400
Series BKNT, 2.10%, 10/5/2020	3,575,000	3,544,541
Capital One Financial Corp.:
2.40%, 10/30/2020	1,450,000	1,440,966
2.45%, 4/24/2019	3,672,000	3,676,884
2.50%, 5/12/2020	5,313,000	5,309,122
Capital One NA/Mclean:
2.35%, 1/31/2020	5,490,000	5,473,201
2.40%, 9/5/2019	1,071,000	1,070,390
Series BKNT, 1.85%, 9/13/2019	11,245,000	11,136,486
Citibank NA:
1.85%, 9/18/2019	2,825,000	2,805,027
2.00%, 3/20/2019	5,450,000	5,440,135
Series BKNT, 2.10%, 6/12/2020	6,943,000	6,891,691
Series BKNT, 2.13%, 10/20/2020	13,400,000	13,272,834
Citigroup, Inc.:
2.05%, 6/7/2019	3,535,000	3,524,042
2.40%, 2/18/2020	5,450,000	5,443,896
2.45%, 1/10/2020	5,362,000	5,364,467
2.50%, 7/29/2019	4,063,000	4,072,345
2.55%, 4/8/2019	5,658,000	5,676,672
2.65%, 10/26/2020	9,619,000	9,646,607
5.38%, 8/9/2020	2,250,000	2,410,627
8.50%, 5/22/2019	3,769,000	4,083,259
Citizens Bank NA/Providence:
2.20%, 5/26/2020	1,865,000	1,850,360
2.25%, 3/2/2020	2,339,000	2,326,182
2.25%, 10/30/2020	3,450,000	3,422,331
Series BKNT, 2.50%, 3/14/2019	1,960,000	1,964,900
Series MTN, 2.45%, 12/4/2019	2,835,000	2,834,830
Comerica Bank Series BKNT, 2.50%, 6/2/2020	52,000	51,901
Comerica, Inc. 2.13%, 5/23/2019	2,382,000	2,372,496
Commonwealth Bank of Australia:
2.25%, 3/13/2019	3,500,000	3,502,625

See accompanying notes to financial statements.

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
2.30%, 9/6/2019	$4,150,000	$4,150,705
Series GMTN, 2.05%, 3/15/2019	3,940,000	3,933,617
Series GMTN, 2.30%, 3/12/2020	4,018,000	4,011,491
Series GMTN, 2.40%, 11/2/2020	3,803,000	3,796,953
Compass Bank Series BKNT, 2.75%, 9/29/2019	1,360,000	1,363,550
Cooperatieve Rabobank UA:
2.25%, 1/14/2019	4,890,000	4,895,966
Series BKTN, 1.38%, 8/9/2019	4,403,000	4,344,748
Series GMTN, 2.50%, 1/19/2021	210,000	210,741
Series MTN, 2.25%, 1/14/2020	3,200,000	3,197,280
Credit Suisse AG:
5.30%, 8/13/2019	4,869,000	5,101,105
5.40%, 1/14/2020	5,667,000	5,976,418
Series GMTN, 2.30%, 5/28/2019	10,255,000	10,265,254
Series MTN, 4.38%, 8/5/2020.	3,995,000	4,183,724
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020	4,650,000	4,671,018
3.13%, 12/10/2020	1,706,000	1,727,700
Deutsche Bank AG:
2.50%, 2/13/2019	7,025,000	7,021,698
2.70%, 7/13/2020	4,525,000	4,505,905
2.95%, 8/20/2020	4,089,000	4,096,033
Series GMTN, 2.85%, 5/10/2019	7,834,000	7,858,834
Discover Bank:
7.00%, 4/15/2020	1,567,000	1,708,312
Series BKNT, 3.10%, 6/4/2020	3,997,000	4,039,848
Fifth Third Bancorp:
2.30%, 3/1/2019	1,033,000	1,033,919
2.88%, 7/27/2020	4,816,000	4,866,616
Fifth Third Bank:
Series BKNT, 1.63%, 9/27/2019	2,728,000	2,695,619
Series BKNT, 2.20%, 10/30/2020	2,435,000	2,418,856
Series BKNT, 2.30%, 3/15/2019	4,284,000	4,289,827
Series BKNT, 2.38%, 4/25/2019	2,600,000	2,607,124
First Republic Bank 2.38%, 6/17/2019	1,170,000	1,168,584
First Tennessee Bank NA Series BKNT, 2.95%, 12/1/2019	1,500,000	1,506,270
Goldman Sachs Group, Inc.:
1.95%, 7/23/2019	1,774,000	1,763,445
2.00%, 4/25/2019	2,302,000	2,293,390
2.30%, 12/13/2019	7,717,000	7,700,794
2.55%, 10/23/2019	9,485,000	9,508,333
2.60%, 4/23/2020	7,320,000	7,333,469
2.60%, 12/27/2020	12,334,000	12,349,048
2.63%, 1/31/2019	5,663,000	5,687,182
2.75%, 9/15/2020	500,000	502,165
Series D, 6.00%, 6/15/2020	8,836,000	9,545,883
Series GMTN, 5.38%, 3/15/2020	10,157,000	10,777,898
Series GMTN, 7.50%, 2/15/2019	10,086,000	10,660,197
HSBC Bank USA NA Series BKNT, 4.88%, 8/24/2020	3,779,000	3,994,932
HSBC Holdings PLC 3.40%, 3/8/2021	5,100,000	5,216,331
HSBC USA, Inc.:
2.25%, 6/23/2019	1,500,000	1,499,565
2.35%, 3/5/2020	2,360,000	2,359,457
2.38%, 11/13/2019	6,024,000	6,032,856
2.75%, 8/7/2020	4,850,000	4,886,860
5.00%, 9/27/2020	308,000	326,003
Huntington National Bank:
2.20%, 4/1/2019	1,175,000	1,174,542
2.38%, 3/10/2020	5,365,000	5,362,049
2.40%, 4/1/2020	3,000,000	2,990,550
2.88%, 8/20/2020	732,000	737,673
Intesa Sanpaolo SpA:
3.88%, 1/16/2018	1,100,000	1,100,736
Series MTN, 3.88%, 1/15/2019	3,300,000	3,345,474
JPMorgan Chase & Co.:
1.85%, 3/22/2019	861,000	857,926
2.20%, 10/22/2019	8,174,000	8,169,096
2.25%, 1/23/2020	14,740,000	14,729,240
2.35%, 1/28/2019	4,297,000	4,306,711
2.55%, 10/29/2020	12,525,000	12,557,190
2.75%, 6/23/2020	4,856,000	4,898,393
4.25%, 10/15/2020	1,630,000	1,708,126
4.40%, 7/22/2020	15,440,000	16,213,699
4.95%, 3/25/2020	5,258,000	5,551,396
6.30%, 4/23/2019	11,881,000	12,508,792
JPMorgan Chase Bank NA Series BKNT, 1.65%, 9/23/2019	3,730,000	3,698,444
KeyBank NA:
Series BKNT, 1.60%, 8/22/2019	1,785,000	1,765,133
Series BKNT, 2.25%, 3/16/2020	4,205,000	4,193,983
Series BKNT, 2.35%, 3/8/2019	3,950,000	3,956,833
Series BKNT, 2.50%, 12/15/2019	3,775,000	3,783,984
KeyCorp. Series MTN, 2.90%, 9/15/2020	4,451,000	4,494,798
Lloyds Bank PLC:
2.00%, 8/17/2018	2,000,000	2,000,370
2.40%, 3/17/2020	1,300,000	1,299,545
2.70%, 8/17/2020	3,950,000	3,969,711
Manufacturers & Traders Trust Co.:
Series BKNT, 2.05%, 8/17/2020	3,698,000	3,668,157
Series BKNT, 2.10%, 2/6/2020	3,941,000	3,924,684
Series BKNT, 2.25%, 7/25/2019	2,085,000	2,086,939
Series BKNT, 2.30%, 1/30/2019	2,650,000	2,653,578
Mellon Funding Corp. 5.50%, 11/15/2018	380,000	391,002
Morgan Stanley:
2.50%, 1/24/2019	5,687,000	5,701,274
2.65%, 1/27/2020	10,123,000	10,167,846
2.80%, 6/16/2020	9,030,000	9,106,755
5.75%, 1/25/2021	10,000	10,903
Series GMTN, 2.38%, 7/23/2019	8,665,000	8,669,938
Series GMTN, 2.45%, 2/1/2019	6,893,000	6,907,682
Series GMTN, 5.50%, 1/26/2020	6,036,000	6,402,626
Series GMTN, 5.50%, 7/24/2020	5,325,000	5,709,785
Series GMTN, 5.50%, 7/28/2021	3,000,000	3,284,520
Series GMTN, 7.30%, 5/13/2019	12,210,000	13,015,860
Series MTN, 5.63%, 9/23/2019	10,151,000	10,698,139
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	2,000,000	1,991,720

See accompanying notes to financial statements.

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
MUFG Union Bank NA 2.25%, 5/6/2019	$3,500,000	$3,495,310
National Australia Bank, Ltd.:
1.38%, 7/12/2019	3,712,000	3,665,080
2.25%, 1/10/2020	2,100,000	2,097,249
Series GMTN, 2.00%, 1/14/2019	3,610,000	3,605,235
Series GMTN, 2.63%, 7/23/2020	4,150,000	4,171,082
Series MTN, 2.13%, 5/22/2020 (b)	4,600,000	4,572,814
National Bank of Canada:
2.15%, 6/12/2020	3,630,000	3,607,385
2.20%, 11/2/2020	4,500,000	4,463,190
National City Corp. 6.88%, 5/15/2019	3,831,000	4,057,182
PNC Bank NA:
Series BKNT, 1.45%, 7/29/2019	5,360,000	5,293,858
Series BKNT, 1.95%, 3/4/2019	3,775,000	3,766,657
Series BKNT, 2.00%, 5/19/2020	4,400,000	4,361,500
Series BKNT, 2.20%, 1/28/2019	1,000,000	999,890
Series BKNT, 2.25%, 7/2/2019	3,691,000	3,693,289
Series BKNT, 2.30%, 6/1/2020	2,092,000	2,088,465
Series BKNT, 2.40%, 10/18/2019	6,400,000	6,407,681
Series BKNT, 2.45%, 11/5/2020	5,776,000	5,786,628
Series MTN, 2.60%, 7/21/2020	3,190,000	3,210,575
PNC Financial Services Group, Inc.:
4.38%, 8/11/2020	1,100,000	1,155,341
5.13%, 2/8/2020	1,151,000	1,215,410
6.70%, 6/10/2019	90,000	95,510
RBC USA Holdco Corp. 5.25%, 9/15/2020	100,000	107,230
Regions Bank Series BKNT, 7.50%, 5/15/2018	2,030,000	2,070,650
Royal Bank of Canada:
1.50%, 7/29/2019	5,451,000	5,389,077
2.15%, 10/26/2020	7,160,000	7,110,811
Series GMTN, 1.63%, 4/15/2019	4,035,000	4,007,441
Series GMTN, 2.13%, 3/2/2020 (b)	5,349,000	5,329,102
Series GMTN, 2.15%, 3/15/2019	2,009,000	2,009,221
Series GMTN, 2.15%, 3/6/2020	4,349,000	4,332,213
Series MTN, 2.35%, 10/30/2020	4,978,000	4,970,334
Royal Bank of Scotland Group PLC 6.40%, 10/21/2019	4,002,000	4,272,215
Royal Bank of Scotland PLC 5.63%, 8/24/2020	318,000	340,791
Santander Holdings USA, Inc.:
2.65%, 4/17/2020	3,502,000	3,497,692
2.70%, 5/24/2019	3,900,000	3,906,357
Santander UK Group Holdings PLC 2.88%, 10/16/2020	3,426,000	3,440,321
Santander UK PLC:
2.13%, 11/3/2020	2,625,000	2,600,640
2.35%, 9/10/2019	3,800,000	3,801,558
2.38%, 3/16/2020	4,332,000	4,332,953
2.50%, 3/14/2019	5,340,000	5,356,287
Skandinaviska Enskilda Banken AB:
1.50%, 9/13/2019	3,206,000	3,164,450
2.30%, 3/11/2020	3,500,000	3,493,700
Sumitomo Mitsui Banking Corp.:
1.97%, 1/11/2019	3,750,000	3,739,312
2.05%, 1/18/2019	3,800,000	3,791,982
2.09%, 10/18/2019	3,000,000	2,985,810
2.45%, 1/10/2019	3,250,000	3,257,053
2.45%, 1/16/2020	6,202,000	6,208,388
Series GMTN, 2.25%, 7/11/2019	2,275,000	2,272,998
Series GMTN, 2.65%, 7/23/2020	4,280,000	4,302,941
SunTrust Bank Series BKNT, 2.25%, 1/31/2020	4,748,000	4,739,881
SunTrust Banks, Inc. 2.50%, 5/1/2019	2,390,000	2,398,341
Svenska Handelsbanken AB:
1.95%, 9/8/2020	2,705,000	2,677,625
2.50%, 1/25/2019	4,360,000	4,376,786
Series BKNT, 1.50%, 9/6/2019	3,250,000	3,211,390
Series BKNT, 2.45%, 3/30/2021	7,000	6,995
Series GMTN, 2.40%, 10/1/2020	5,166,000	5,171,269
Series MTN, 2.25%, 6/17/2019	4,087,000	4,091,986
Toronto-Dominion Bank:
1.45%, 8/13/2019 (b)	5,556,000	5,489,384
Series BKNT, 2.13%, 7/2/2019	3,918,000	3,915,218
Series GMTN, 1.85%, 9/11/2020	2,120,000	2,094,263
Series GMTN, 2.50%, 12/14/2020	8,200,000	8,224,027
Series MTN, 1.90%, 10/24/2019	4,250,000	4,226,497
Series MTN, 1.95%, 1/22/2019	5,255,000	5,246,119
Series MTN, 2.25%, 11/5/2019 (b)	4,637,000	4,638,484
UBS AG:
Series GMTN, 2.35%, 3/26/2020	5,153,000	5,152,536
Series GMTN, 2.38%, 8/14/2019	10,551,500	10,554,138
Series GMTN, 4.88%, 8/4/2020	3,000,000	3,179,250
US Bancorp:
Series MTN, 2.20%, 4/25/2019	2,845,000	2,850,633
Series MTN, 2.35%, 1/29/2021	70,000	70,013
US Bank NA:
2.00%, 1/24/2020	6,060,000	6,034,063
Series BKNT, 1.40%, 4/26/2019	4,910,000	4,866,154
Series BKNT, 2.05%, 10/23/2020	5,000,000	4,969,300
Series BKNT, 2.13%, 10/28/2019	4,634,000	4,631,961
Wells Fargo & Co.:
2.13%, 4/22/2019	6,205,000	6,203,201
2.15%, 1/15/2019	4,812,000	4,815,272
2.50%, 3/4/2021	6,000,000	5,996,700
Series GMTN, 2.60%, 7/22/2020	10,705,000	10,759,276
Series MTN, 2.55%, 12/7/2020	1,558,000	1,563,266
Series MTN, 4.60%, 4/1/2021	45,000	47,825
Series N, 2.15%, 1/30/2020	7,054,000	7,037,212
Wells Fargo Bank NA:
1.75%, 5/24/2019	8,890,000	8,839,949
Series BKNT, 2.15%, 12/6/2019	7,160,000	7,147,398
Westpac Banking Corp.:
1.60%, 8/19/2019	5,286,000	5,230,391
1.65%, 5/13/2019	2,975,000	2,953,669
2.15%, 3/6/2020 (b)	5,724,000	5,699,215
2.25%, 1/17/2019	2,880,000	2,883,830
2.30%, 5/26/2020 (b)	4,130,000	4,121,905
2.60%, 11/23/2020	6,919,000	6,949,167

See accompanying notes to financial statements.

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 11/19/2019	$6,818,000	$7,140,151

		1,151,086,524

BEVERAGES — 3.1%
Anheuser-Busch Cos. LLC 5.00%, 3/1/2019	360,000	371,628
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/1/2019	14,686,000	14,656,040
2.15%, 2/1/2019	2,700,000	2,701,350
2.65%, 2/1/2021	500,000	502,930
Anheuser-Busch InBev Worldwide, Inc.:
5.00%, 4/15/2020	2,200,000	2,334,860
5.38%, 1/15/2020	7,339,000	7,785,578
6.88%, 11/15/2019	4,924,000	5,335,252
7.75%, 1/15/2019	10,014,000	10,572,781
Coca-Cola Co.:
1.38%, 5/30/2019	2,285,000	2,266,012
1.88%, 10/27/2020	5,860,000	5,813,296
2.45%, 11/1/2020	3,950,000	3,981,521
3.15%, 11/15/2020	3,633,000	3,732,653
Coca-Cola European Partners US LLC 3.50%, 9/15/2020	2,692,000	2,757,173
Coca-Cola Femsa SAB de CV 2.38%, 11/26/2018	1,424,000	1,427,443
Constellation Brands, Inc.:
2.00%, 11/7/2019	3,529,000	3,504,332
2.25%, 11/6/2020	3,350,000	3,320,185
3.88%, 11/15/2019	1,470,000	1,509,739
Diageo Capital PLC 4.83%, 7/15/2020	1,260,000	1,338,070
Dr Pepper Snapple Group, Inc. 2.60%, 1/15/2019	450,000	451,417
Molson Coors Brewing Co.:
1.45%, 7/15/2019	2,329,000	2,296,534
1.90%, 3/15/2019	1,750,000	1,742,265
2.25%, 3/15/2020	1,650,000	1,641,866
PepsiCo, Inc.:
1.35%, 10/4/2019	3,375,000	3,334,702
1.50%, 2/22/2019	2,115,000	2,104,256
1.55%, 5/2/2019	3,645,000	3,624,879
1.85%, 4/30/2020	5,090,000	5,054,065
2.15%, 10/14/2020	30,000	29,938
2.25%, 1/7/2019	1,079,000	1,081,546
3.13%, 11/1/2020	5,027,000	5,152,222
4.50%, 1/15/2020	3,378,000	3,537,002

		103,961,535

BIOTECHNOLOGY — 1.7%
Amgen, Inc.:
1.90%, 5/10/2019	2,565,000	2,556,253
2.13%, 5/1/2020	3,619,000	3,600,471
2.20%, 5/22/2019	4,922,000	4,922,788
2.20%, 5/11/2020	7,817,000	7,788,703
5.70%, 2/1/2019	2,794,000	2,896,232
Baxalta, Inc. 2.88%, 6/23/2020	3,865,000	3,887,803
Biogen, Inc. 2.90%, 9/15/2020	6,886,000	6,985,434
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	1,700,000	1,798,243
Celgene Corp.:
2.25%, 5/15/2019	3,995,000	3,989,167
2.88%, 8/15/2020	4,814,000	4,858,962
Genzyme Corp. 5.00%, 6/15/2020	100,000	106,315
Gilead Sciences, Inc.:
1.85%, 9/20/2019	2,572,000	2,561,455
2.05%, 4/1/2019	3,051,000	3,049,902
2.35%, 2/1/2020	2,110,000	2,120,719
2.55%, 9/1/2020	6,675,000	6,732,671

		57,855,118

CHEMICALS — 1.6%
Agrium, Inc. 6.75%, 1/15/2019	100,000	104,249
Air Products & Chemicals, Inc. 4.38%, 8/21/2019	6,000	6,201
Airgas, Inc. 2.38%, 2/15/2020	50,000	49,967
Cabot Corp. 2.55%, 1/15/2018	1,770,000	1,770,237
Dow Chemical Co.:
4.13%, 11/15/2021	4,200,000	4,407,816
4.25%, 11/15/2020	539,000	562,587
8.55%, 5/15/2019	6,384,000	6,909,020
Eastman Chemical Co.:
2.70%, 1/15/2020	4,024,000	4,049,874
5.50%, 11/15/2019	125,000	131,950
EI du Pont de Nemours & Co.:
2.20%, 5/1/2020	5,028,000	5,021,262
4.63%, 1/15/2020	3,168,000	3,320,096
5.75%, 3/15/2019	2,827,000	2,942,228
FMC Corp. 5.20%, 12/15/2019	850,000	887,188
LyondellBasell Industries NV 5.00%, 4/15/2019	3,735,000	3,833,754
Methanex Corp. 3.25%, 12/15/2019	800,000	800,792
Monsanto Co. 2.13%, 7/15/2019	2,970,000	2,957,288
Potash Corp. of Saskatchewan, Inc.:
4.88%, 3/30/2020	4,000	4,186
6.50%, 5/15/2019	1,997,000	2,098,847
PPG Industries, Inc.:
2.30%, 11/15/2019	2,175,000	2,173,912
3.60%, 11/15/2020	31,000	31,927
Praxair, Inc. 4.50%, 8/15/2019 (b)	2,928,000	3,035,458
RPM International, Inc. 6.13%, 10/15/2019	2,483,000	2,642,408
Sherwin-Williams Co. 2.25%, 5/15/2020	6,817,000	6,797,026

		54,538,273

COMMERCIAL SERVICES — 0.4%
Automatic Data Processing, Inc. 2.25%, 9/15/2020	3,766,000	3,775,452
Block Financial LLC 4.13%, 10/1/2020	2,670,000	2,746,255
Board of Trustees of The Leland Stanford Junior University 4.75%, 5/1/2019	115,000	118,837
Ecolab, Inc.:
2.00%, 1/14/2019	2,265,000	2,260,833
2.25%, 1/12/2020	100,000	99,883

See accompanying notes to financial statements.

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Moody’s Corp.:
2.75%, 7/15/2019	$2,669,000	$2,685,788
5.50%, 9/1/2020	1,059,000	1,140,691
Princeton University 4.95%, 3/1/2019	1,650,000	1,701,810
S&P Global, Inc. 3.30%, 8/14/2020	100,000	101,838

		14,631,387

CONSTRUCTION MATERIALS — 0.0%
Johnson Controls International PLC 5.00%, 3/30/2020	565,000	595,662
Masco Corp. 7.13%, 3/15/2020	464,000	506,340

		1,102,002

DIVERSIFIED FINANCIAL SERVICES — 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.75%, 5/15/2019	8,500,000	8,638,132
4.25%, 7/1/2020	1,110,000	1,151,609
4.63%, 10/30/2020	1,445,000	1,514,317
4.63%, 7/1/2022	3,000,000	3,181,920
Air Lease Corp.:
2.13%, 1/15/2020	1,949,000	1,934,363
3.38%, 1/15/2019	2,220,000	2,241,556
4.75%, 3/1/2020 (b)	1,526,000	1,595,158
American Express Co.:
2.20%, 10/30/2020	6,920,000	6,867,131
8.13%, 5/20/2019	3,732,000	4,027,462
American Express Credit Corp.:
2.13%, 3/18/2019	2,971,000	2,970,792
Series F, 2.60%, 9/14/2020	4,000	4,024
Series GMTN, 2.25%, 8/15/2019	3,748,000	3,748,562
Series MTN, 1.70%, 10/30/2019	4,118,000	4,073,855
Series MTN, 1.88%, 5/3/2019	4,287,000	4,269,337
Series MTN, 2.20%, 3/3/2020	8,209,000	8,184,701
Series MTN, 2.38%, 5/26/2020	10,734,000	10,720,261
Ameriprise Financial, Inc.:
5.30%, 3/15/2020	2,638,000	2,798,074
7.30%, 6/28/2019	1,888,000	2,023,539
BlackRock, Inc. Series 2, 5.00%, 12/10/2019	3,450,000	3,631,159
Capital One Bank USA NA:
8.80%, 7/15/2019	980,000	1,070,107
Series BKNT, 2.25%, 2/13/2019	1,100,000	1,099,494
Series BKNT, 2.30%, 6/5/2019	685,000	684,137
Cboe Global Markets, Inc. 1.95%, 6/28/2019	1,865,000	1,852,169
Charles Schwab Corp. 4.45%, 7/22/2020	1,876,000	1,973,796
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	22,335,000	22,223,325
Intercontinental Exchange, Inc. 2.75%, 12/1/2020	3,923,000	3,963,682
International Lease Finance Corp.:
5.88%, 4/1/2019	865,000	899,960
6.25%, 5/15/2019	3,980,000	4,174,702
Jefferies Group LLC 8.50%, 7/15/2019	1,432,000	1,555,123
Lazard Group LLC 4.25%, 11/14/2020	2,090,000	2,179,285
Legg Mason, Inc. 2.70%, 7/15/2019	100,000	100,286
Mastercard, Inc. 2.00%, 4/1/2019	1,318,000	1,317,539
Nasdaq, Inc. 5.55%, 1/15/2020	2,386,000	2,524,221
National Rural Utilities Cooperative Finance Corp.:
1.65%, 2/8/2019	2,029,000	2,018,977
2.00%, 1/27/2020	3,935,000	3,914,538
2.15%, 2/1/2019	2,496,000	2,494,927
2.30%, 11/15/2019	3,000	3,004
2.35%, 6/15/2020	100,000	99,967
Series MTN, 1.50%, 11/1/2019	1,800,000	1,776,276
Nomura Holdings, Inc.:
6.70%, 3/4/2020	4,195,000	4,544,863
Series GMTN, 2.75%, 3/19/2019	3,940,000	3,956,035
Synchrony Financial:
2.60%, 1/15/2019	3,921,000	3,928,999
2.70%, 2/3/2020	172,000	172,332
3.00%, 8/15/2019	8,062,000	8,125,367
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	2,900,000	3,074,957
Visa, Inc. 2.20%, 12/14/2020	4,488,000	4,484,051

		157,788,071

ELECTRIC — 3.6%
Ameren Corp. 2.70%, 11/15/2020	2,749,000	2,763,872
American Electric Power Co., Inc. 2.15%, 11/13/2020	1,685,000	1,676,339
Arizona Public Service Co. 8.75%, 3/1/2019	3,189,000	3,414,749
Berkshire Hathaway Energy Co. 2.40%, 2/1/2020	200,000	200,458
Black Hills Corp. 2.50%, 1/11/2019	900,000	902,453
Cleveland Electric Illuminating Co. 8.88%, 11/15/2018	1,465,000	1,547,785
CMS Energy Corp. 8.75%, 6/15/2019	624,000	678,931
Consolidated Edison Co. of New York, Inc.:
4.45%, 6/15/2020	1,768,000	1,859,229
6.65%, 4/1/2019	525,000	552,893
Consolidated Edison, Inc. Series A, 2.00%, 3/15/2020	2,000,000	1,988,140
Consumers Energy Co.:
5.65%, 4/15/2020	2,000,000	2,151,240
6.13%, 3/15/2019	1,501,000	1,569,070
6.70%, 9/15/2019	200,000	214,362
Dominion Energy, Inc.:
2.50%, 12/1/2019	128,000	128,227
2.58%, 7/1/2020	3,747,000	3,745,951
2.96%, 7/1/2019	1,068,000	1,076,597
5.20%, 8/15/2019	27,000	28,167
Series A, 1.88%, 1/15/2019	1,750,000	1,742,790
Series B, 1.60%, 8/15/2019	5,160,000	5,099,318
DTE Energy Co.:
1.50%, 10/1/2019	1,272,000	1,251,992
2.40%, 12/1/2019	2,979,000	2,976,825

See accompanying notes to financial statements.

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Duke Energy Corp. 5.05%, 9/15/2019	$848,000	$886,168
Duke Energy Florida LLC:
1.85%, 1/15/2020	2,330,000	2,310,920
2.10%, 12/15/2019	1,250,000	1,248,563
Duke Energy Indiana LLC 3.75%, 7/15/2020	1,020,000	1,055,996
Duke Energy Ohio, Inc. 5.45%, 4/1/2019	642,000	666,794
Duke Energy Progress LLC 5.30%, 1/15/2019	1,739,000	1,794,352
Edison International 2.13%, 4/15/2020	1,541,000	1,526,946
Emera US Finance L.P. 2.15%, 6/15/2019	3,836,000	3,818,585
Entergy Corp. 4.00%, 7/15/2022	2,042,000	2,134,645
Entergy Texas, Inc. 7.13%, 2/1/2019	926,000	971,439
Eversource Energy 4.50%, 11/15/2019	2,115,000	2,192,367
Exelon Corp.:
2.85%, 6/15/2020	707,000	713,554
5.15%, 12/1/2020	2,777,000	2,954,617
Exelon Generation Co. LLC:
2.95%, 1/15/2020	5,169,000	5,223,740
4.00%, 10/1/2020	3,385,000	3,503,881
5.20%, 10/1/2019	3,188,000	3,337,039
Georgia Power Co.:
2.00%, 3/30/2020	2,100,000	2,089,899
4.25%, 12/1/2019	651,000	675,250
Series C, 2.00%, 9/8/2020	2,355,000	2,338,020
Indiana Michigan Power Co. 7.00%, 3/15/2019	1,025,000	1,080,381
Jersey Central Power & Light Co. 7.35%, 2/1/2019	50,000	52,446
Kansas City Power & Light Co. Series 09A, 7.15%, 4/1/2019	217,000	229,441
Kentucky Utilities Co. 3.25%, 11/1/2020	1,000	1,023
LG&E and KU Energy LLC 3.75%, 11/15/2020	652,000	672,558
MidAmerican Energy Co. 2.40%, 3/15/2019	4,686,000	4,701,277
Nevada Power Co. 7.13%, 3/15/2019	1,093,000	1,154,536
NextEra Energy Capital Holdings, Inc.:
2.30%, 4/1/2019	3,758,000	3,756,647
2.40%, 9/15/2019	2,778,000	2,776,000
2.70%, 9/15/2019	300,000	301,902
Northern States Power Co. 2.20%, 8/15/2020	231,000	230,704
Oglethorpe Power Corp. 6.10%, 3/15/2019	1,700,000	1,770,261
Pacific Gas & Electric Co. 3.50%, 10/1/2020	1,503,000	1,540,590
PG&E Corp. 2.40%, 3/1/2019 (b)	1,237,000	1,236,926
Pinnacle West Capital Corp. 2.25%, 11/30/2020	990,000	985,337
Portland General Electric Co. 6.10%, 4/15/2019	1,000	1,045
Progress Energy, Inc.:
4.88%, 12/1/2019 (b)	727,000	760,049
7.05%, 3/15/2019	3,249,000	3,429,222
Public Service Co. of Colorado:
3.20%, 11/15/2020	148,000	151,112
5.13%, 6/1/2019	347,000	360,568
Public Service Electric & Gas Co.:
Series I, 1.80%, 6/1/2019	107,000	106,461
Series MTN, 2.00%, 8/15/2019	648,000	646,318
Public Service Enterprise Group, Inc. 1.60%, 11/15/2019	2,550,000	2,508,001
Southern Co.:
1.85%, 7/1/2019	3,474,000	3,451,176
2.15%, 9/1/2019	443,000	441,374
2.75%, 6/15/2020	3,207,000	3,229,032
Southern Power Co. Series D, 1.95%, 12/15/2019	3,200,000	3,174,624
Southwestern Electric Power Co. 6.45%, 1/15/2019	2,070,000	2,152,386
TECO Finance, Inc. 5.15%, 3/15/2020	679,000	714,376
Union Electric Co. 6.70%, 2/1/2019	155,000	162,152
Virginia Electric & Power Co. 5.00%, 6/30/2019	5,000	5,191
WEC Energy Group, Inc. 2.45%, 6/15/2020	3,053,000	3,058,953
Wisconsin Power & Light Co. 5.00%, 7/15/2019	1,000	1,041
Xcel Energy, Inc. 4.70%, 5/15/2020	3,000,000	3,126,540

		122,981,813

ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 6.00%, 12/15/2019	1,749,000	1,861,268
Emerson Electric Co.: 4.25%, 11/15/2020	4,000	4,209
4.88%, 10/15/2019	2,200,000	2,300,584

		4,166,061

ELECTRONICS — 0.6%
Agilent Technologies, Inc. 5.00%, 7/15/2020	30,000	31,860
Amphenol Corp.:
2.20%, 4/1/2020	1,737,000	1,728,106
2.55%, 1/30/2019	2,391,000	2,399,942
Avnet, Inc. 5.88%, 6/15/2020	10,000	10,645
Corning, Inc. 6.63%, 5/15/2019	230,000	242,890
Flex, Ltd. 4.63%, 2/15/2020	3,015,000	3,120,239
Fortive Corp. 1.80%, 6/15/2019	1,613,000	1,601,580
Honeywell International, Inc.:
1.40%, 10/30/2019	3,766,000	3,722,051
1.80%, 10/30/2019	4,884,000	4,857,675
Jabil, Inc. 5.63%, 12/15/2020	1,486,000	1,590,659
Keysight Technologies, Inc. 3.30%, 10/30/2019	1,100,000	1,111,517

		20,417,164

See accompanying notes to financial statements.

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
5.00%, 3/1/2020	$5,366,000	$5,651,739
5.50%, 9/15/2019	902,000	948,850
Waste Management, Inc. 4.75%, 6/30/2020	3,471,000	3,671,589

		10,272,178

FOOD — 1.2%
Campbell Soup Co. 4.50%, 2/15/2019	1,300,000	1,330,888
General Mills, Inc.:
2.20%, 10/21/2019	1,327,000	1,325,248
5.65%, 2/15/2019	3,490,000	3,622,097
JM Smucker Co.:
2.20%, 12/6/2019	500,000	499,505
2.50%, 3/15/2020	3,080,000	3,088,378
Kellogg Co.:
4.00%, 12/15/2020	2,000	2,091
4.15%, 11/15/2019	1,174,000	1,211,791
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	6,991,000	7,029,870
5.38%, 2/10/2020	1,828,000	1,936,565
Kroger Co.:
2.00%, 1/15/2019	2,300,000	2,294,825
2.30%, 1/15/2019	3,409,000	3,412,034
6.15%, 1/15/2020	100,000	107,255
Series GMTN, 1.50%, 9/30/2019	3,734,000	3,679,222
Sysco Corp.:
1.90%, 4/1/2019	3,560,000	3,549,071
2.60%, 10/1/2020	1,933,000	1,942,568
Tyson Foods, Inc.:
2.25%, 8/23/2021	835,000	823,794
2.65%, 8/15/2019	3,821,000	3,838,310

		39,693,512

GAS — 0.6%
Atmos Energy Corp. 8.50%, 3/15/2019	3,278,000	3,515,327
Dominion Energy Gas Holdings LLC:
2.50%, 12/15/2019	2,840,000	2,845,794
2.80%, 11/15/2020	3,807,000	3,838,636
ONE Gas, Inc. 2.07%, 2/1/2019	1,776,000	1,770,619
Sempra Energy:
1.63%, 10/7/2019	2,109,000	2,082,068
2.40%, 3/15/2020	1,826,000	1,824,886
2.85%, 11/15/2020	3,300,000	3,329,238
9.80%, 2/15/2019	852,000	920,305
Southern Co. Gas Capital Corp. 5.25%, 8/15/2019	4,000	4,168

		20,131,041

HAND & MACHINE TOOLS — 0.0%
Kennametal, Inc. 2.65%, 11/1/2019	1,500,000	1,495,800

HEALTH CARE PRODUCTS — 2.2%
Abbott Laboratories:
2.00%, 3/15/2020	3,974,000	3,938,512
2.35%, 11/22/2019	7,822,000	7,824,973
4.13%, 5/27/2020	4,393,000	4,566,568
5.13%, 4/1/2019	2,473,000	2,558,145
Becton Dickinson and Co.:
2.13%, 6/6/2019	2,786,000	2,777,001
2.40%, 6/5/2020	5,727,000	5,693,955
2.68%, 12/15/2019	3,969,000	3,983,566
3.25%, 11/12/2020	330,000	334,907
Boston Scientific Corp.:
2.65%, 10/1/2018	1,975,000	1,982,794
2.85%, 5/15/2020	90,000	90,607
6.00%, 1/15/2020	2,313,000	2,467,092
Covidien International Finance SA 4.20%, 6/15/2020	3,359,000	3,505,318
Danaher Corp. 2.40%, 9/15/2020	155,000	155,477
Life Technologies Corp. 6.00%, 3/1/2020	2,059,000	2,199,589
Medtronic Global Holdings SCA 1.70%, 3/28/2019	5,082,000	5,058,826
Medtronic, Inc.:
2.50%, 3/15/2020	7,223,000	7,263,449
4.45%, 3/15/2020	800,000	836,576
5.60%, 3/15/2019	425,000	441,677
Stryker Corp.:
2.00%, 3/8/2019	3,633,000	3,625,080
4.38%, 1/15/2020	2,986,000	3,104,186
Thermo Fisher Scientific, Inc.:
2.40%, 2/1/2019	3,336,000	3,339,736
4.70%, 5/1/2020	2,000,000	2,100,080
Zimmer Biomet Holdings, Inc.:
2.70%, 4/1/2020	7,884,000	7,893,619
4.63%, 11/30/2019	1,000	1,038

		75,742,771

HEALTH CARE SERVICES — 1.3%
Aetna, Inc. 2.20%, 3/15/2019	2,578,000	2,579,779
Anthem, Inc.:
2.25%, 8/15/2019	2,870,000	2,863,112
2.50%, 11/21/2020	1,790,000	1,787,369
4.35%, 8/15/2020	2,343,000	2,448,950
Cigna Corp.:
4.38%, 12/15/2020	125,000	130,952
5.13%, 6/15/2020	1,586,000	1,678,146
Dignity Health 2.64%, 11/1/2019	1,940,000	1,937,129
Humana, Inc.:
2.50%, 12/15/2020	2,000,000	2,000,040
2.63%, 10/1/2019	1,350,000	1,352,511
Laboratory Corp. of America Holdings:
2.50%, 11/1/2018	1,675,000	1,680,140
2.63%, 2/1/2020	1,475,000	1,478,363
Quest Diagnostics, Inc.:
2.70%, 4/1/2019	2,193,000	2,204,250
4.75%, 1/30/2020	2,540,000	2,654,529
UnitedHealth Group, Inc.:
1.63%, 3/15/2019	359,000	356,921

See accompanying notes to financial statements.

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
1.70%, 2/15/2019	$3,497,000	$3,483,362
1.95%, 10/15/2020	7,033,000	6,965,061
2.30%, 12/15/2019	1,110,000	1,111,410
2.70%, 7/15/2020	5,510,000	5,570,775

		42,282,799

HOME BUILDERS — 0.2%
DR Horton, Inc.:
2.55%, 12/1/2020	3,285,000	3,281,025
3.75%, 3/1/2019	2,020,000	2,050,141
4.00%, 2/15/2020	2,244,000	2,308,806

		7,639,972

HOUSEHOLD PRODUCTS — 0.5%
Colgate-Palmolive Co. Series MTN, 1.75%, 3/15/2019	345,000	343,934
Estee Lauder Cos., Inc. 1.80%, 2/7/2020	2,940,000	2,918,273
Procter & Gamble Co.:
1.75%, 10/25/2019	1,000,000	995,580
1.90%, 11/1/2019	3,545,000	3,537,556
1.90%, 10/23/2020	1,925,000	1,913,257
Unilever Capital Corp.:
1.80%, 5/5/2020	3,969,000	3,933,914
2.20%, 3/6/2019	1,950,000	1,952,867
4.80%, 2/15/2019	2,818,000	2,900,314

		18,495,695

HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 2.45%, 12/15/2019	1,000,000	1,002,720
Kimberly-Clark Corp.:
1.40%, 2/15/2019	1,381,000	1,370,933
1.90%, 5/22/2019	290,000	289,014

		2,662,667

HOUSEWARES — 0.0%
Newell Brands, Inc.:
2.60%, 3/29/2019	161,000	161,550
2.88%, 12/1/2019	816,000	823,564

		985,114

INSURANCE — 1.8%
AEGON Funding Co. LLC 5.75%, 12/15/2020	1,166,000	1,264,235
Aflac, Inc. 2.40%, 3/16/2020	2,600,000	2,599,272
Allied World Assurance Co. Holdings, Ltd. 5.50%, 11/15/2020	2,594,000	2,764,997
Allstate Corp. 7.45%, 5/16/2019	1,100,000	1,174,162
Alterra Finance LLC 6.25%, 9/30/2020	539,000	585,791
American International Group, Inc.:
2.30%, 7/16/2019	5,241,000	5,238,694
3.38%, 8/15/2020	2,957,000	3,022,290
Aon Corp. 5.00%, 9/30/2020	2,100,000	2,236,920
AXIS Specialty Finance LLC 5.88%, 6/1/2020	2,625,000	2,810,299
Berkshire Hathaway Finance Corp.:
1.30%, 8/15/2019	5,218,000	5,155,749
1.70%, 3/15/2019	5,322,000	5,301,830
2.90%, 10/15/2020	25,000	25,480
Berkshire Hathaway, Inc.:
2.10%, 8/14/2019	568,000	568,358
2.20%, 3/15/2021	70,000	69,731
Chubb INA Holdings, Inc.:
2.30%, 11/3/2020	4,797,000	4,789,900
5.90%, 6/15/2019	840,000	884,881
Hartford Financial Services Group Inc 6.30%, 3/15/2018	1,678,000	1,692,611
Hartford Financial Services Group, Inc.:
5.50%, 3/30/2020	1,120,000	1,193,203
Series MTN, 6.00%, 1/15/2019	100,000	103,512
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/2019	2,000	2,006
2.35%, 3/6/2020	2,450,000	2,444,683
MetLife, Inc. 7.72%, 2/15/2019	4,205,000	4,459,697
Protective Life Corp. 7.38%, 10/15/2019	2,500,000	2,711,625
Prudential Financial, Inc.:
Series MTN, 2.35%, 8/15/2019	2,997,000	3,000,506
Series MTN, 4.50%, 11/15/2020	100,000	105,329
Series MTN, 5.38%, 6/21/2020	200,000	214,202
Series MTND, 7.38%, 6/15/2019	3,969,000	4,261,079
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	1,147,000	1,227,829
Travelers Cos., Inc.:
3.90%, 11/1/2020	259,000	268,912
5.90%, 6/2/2019	150,000	157,486
WR Berkley Corp. 7.38%, 9/15/2019	50,000	53,813

		60,389,082

INTERNET — 0.9%
Alibaba Group Holding, Ltd. 2.50%, 11/28/2019	7,621,000	7,640,586
Amazon.com, Inc.:
1.90%, 8/21/2020 (a)	4,383,000	4,350,040
2.60%, 12/5/2019	2,551,000	2,576,969
Baidu, Inc.:
2.75%, 6/9/2019	4,485,000	4,492,221
3.00%, 6/30/2020	1,500,000	1,506,180
eBay, Inc.:
2.15%, 6/5/2020	4,020,000	3,989,408
2.20%, 8/1/2019	4,139,000	4,132,088
3.25%, 10/15/2020	2,000	2,036
Expedia, Inc. 5.95%, 8/15/2020	2,016,000	2,171,192

		30,860,720

INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp. 3.88%, 1/15/2020	1,916,000	1,950,507
FS Investment Corp.:
4.00%, 7/15/2019	200,000	202,366
4.25%, 1/15/2020	1,350,000	1,370,722
Prospect Capital Corp. 5.00%, 7/15/2019	2,000,000	2,050,809

		5,574,404

See accompanying notes to financial statements.

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
IRON/STEEL — 0.0%
Vale Overseas, Ltd. 4.63%, 9/15/2020	$146,000	$154,867

IT SERVICES — 2.7%
Apple, Inc.:
1.10%, 8/2/2019	4,067,000	4,008,801
1.50%, 9/12/2019	4,230,000	4,195,864
1.55%, 2/8/2019	2,477,000	2,467,018
1.55%, 2/7/2020	878,000	868,421
1.70%, 2/22/2019	25,000	24,930
1.80%, 11/13/2019	4,765,000	4,745,463
1.80%, 5/11/2020	7,285,000	7,223,296
1.90%, 2/7/2020	3,861,000	3,843,587
2.00%, 5/6/2020	3,850,000	3,839,066
2.00%, 11/13/2020	5,378,000	5,343,796
2.10%, 5/6/2019	5,693,000	5,702,849
Dell International LLC/EMC Corp. 3.48%, 6/1/2019 (a)	13,009,500	13,170,428
DXC Technology Co. 2.88%, 3/27/2020	2,000,000	2,009,140
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	10,551,000	10,762,537
IBM Credit LLC:
1.63%, 9/6/2019	2,720,000	2,703,490
1.80%, 1/20/2021	2,500,000	2,462,000
IBM Corp.:
1.63%, 5/15/2020	4,009,000	3,957,244
1.80%, 5/17/2019	1,480,000	1,475,249
1.88%, 5/15/2019	2,927,000	2,920,209
1.90%, 1/27/2020	3,750,000	3,731,812
1.95%, 2/12/2019 (b)	2,723,000	2,722,101
8.38%, 11/1/2019	3,049,000	3,388,903
NetApp, Inc. 2.00%, 9/27/2019	1,260,000	1,249,756

		92,815,960

LEISURE TIME — 0.0%
Carnival Corp. 3.95%, 10/15/2020	150,000	156,047
Royal Caribbean Cruises, Ltd. 2.65%, 11/28/2020	655,000	655,537

		811,584

LODGING — 0.1%
Marriott International, Inc.:
3.00%, 3/1/2019	2,410,000	2,426,340
3.38%, 10/15/2020	1,254,000	1,278,641

		3,704,981

MACHINERY, CONSTRUCTION & MINING — 0.7%
Caterpillar Financial Services Corp.:
Series GMTN, 1.85%, 9/4/2020	3,280,000	3,242,280
Series MTN, 1.35%, 5/18/2019	3,837,000	3,800,088
Series MTN, 1.90%, 3/22/2019	2,807,000	2,802,200
Series MTN, 2.00%, 11/29/2019	1,750,000	1,744,470
Series MTN, 2.00%, 3/5/2020	2,804,000	2,790,092
Series MTN, 2.10%, 6/9/2019	3,521,000	3,522,021
Series MTN, 2.10%, 1/10/2020	4,995,000	4,983,612
Series MTN, 2.25%, 12/1/2019	198,000	198,202
Series MTN, 7.15%, 2/15/2019	2,097,000	2,212,880

		25,295,845

MACHINERY-DIVERSIFIED — 0.9%
CNH Industrial Capital LLC:
3.38%, 7/15/2019	1,955,000	1,974,100
4.38%, 11/6/2020	2,750,000	2,851,853
Deere & Co. 4.38%, 10/16/2019	50,000	51,869
John Deere Capital Corp.:
1.70%, 1/15/2020	3,364,000	3,330,663
2.25%, 4/17/2019	325,000	325,455
Series MTN, 1.25%, 10/9/2019	2,912,000	2,866,485
Series MTN, 1.95%, 1/8/2019	4,039,000	4,036,294
Series MTN, 1.95%, 3/4/2019	1,470,000	1,468,442
Series MTN, 1.95%, 6/22/2020	2,030,000	2,014,633
Series MTN, 2.05%, 3/10/2020	250,000	249,123
Series MTN, 2.20%, 3/13/2020	625,000	624,169
Series MTN, 2.30%, 9/16/2019	4,192,000	4,204,115
Series MTN, 2.38%, 7/14/2020	3,132,000	3,133,910
Rockwell Automation, Inc. 2.05%, 3/1/2020	2,000	1,985
Roper Technologies, Inc. 6.25%, 9/1/2019	3,174,000	3,371,328

		30,504,424

MEDIA — 2.3%
21st Century Fox America, Inc.:
5.65%, 8/15/2020	1,694,000	1,831,468
6.90%, 3/1/2019	1,080,000	1,137,143
CBS Corp. 2.30%, 8/15/2019	1,395,000	1,394,386
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	1,626,000	1,651,203
4.46%, 7/23/2022	2,200,000	2,298,648
Comcast Corp.:
5.15%, 3/1/2020	5,669,000	6,015,602
5.70%, 7/1/2019	2,833,000	2,979,806
Discovery Communications LLC:
2.20%, 9/20/2019	3,950,000	3,931,909
5.05%, 6/1/2020	1,572,000	1,657,564
5.63%, 8/15/2019	343,000	359,906
NBCUniversal Media LLC 5.15%, 4/30/2020	6,404,000	6,823,590
RELX Capital, Inc. 8.63%, 1/15/2019	1,106,000	1,173,245
Scripps Networks Interactive, Inc.:
2.75%, 11/15/2019	2,641,000	2,649,108
2.80%, 6/15/2020	2,675,000	2,678,076
Thomson Reuters Corp. 4.70%, 10/15/2019	101,000	104,915
Time Warner Cable LLC:
4.13%, 2/15/2021	3,503,000	3,604,447
5.00%, 2/1/2020	68,000	70,919
8.25%, 4/1/2019	6,750,000	7,211,093
8.75%, 2/14/2019	4,437,000	4,731,750
Time Warner, Inc.:
2.10%, 6/1/2019	2,066,000	2,058,438
4.88%, 3/15/2020	5,162,000	5,423,713
Viacom, Inc. 5.63%, 9/15/2019	3,525,000	3,691,415
Walt Disney Co.:
1.65%, 1/8/2019	25,000	24,915

See accompanying notes to financial statements.

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 1.85%, 5/30/2019	$2,530,000	$2,522,486
Series GMTN, 2.15%, 9/17/2020	3,272,000	3,269,252
Series MTN, 0.88%, 7/12/2019	1,324,000	1,299,863
Series MTN, 1.80%, 6/5/2020	3,986,000	3,953,674
Series MTN, 1.95%, 3/4/2020	3,616,000	3,601,211
Series MTN, 5.50%, 3/15/2019	400,000	416,172

		78,565,917

METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp. 2.25%, 6/15/2020	3,275,000	3,284,858

MINING — 0.1%
BHP Billiton Finance USA, Ltd. 6.50%, 4/1/2019	305,000	321,482
Freeport-McMoRan, Inc. 2.38%, 3/15/2018	50,000	49,938
Newmont Mining Corp. 5.13%, 10/1/2019	311,000	323,645
Southern Copper Corp. 5.38%, 4/16/2020	1,588,000	1,691,506

		2,386,571

MISCELLANEOUS MANUFACTURER — 1.0%
3M Co. Series MTN, 1.63%, 6/15/2019	1,702,000	1,693,371
Crane Co. 2.75%, 12/15/2018	820,000	823,673
Eaton Corp. 6.95%, 3/20/2019	2,000	2,106
General Electric Co.:
2.10%, 12/11/2019	568,000	567,040
Series GMTN, 2.20%, 1/9/2020	5,708,000	5,693,730
Series GMTN, 2.30%, 1/14/2019	1,393,000	1,394,978
Series GMTN, 5.50%, 1/8/2020	2,946,000	3,128,092
Series GMTN, 6.00%, 8/7/2019	4,125,000	4,367,426
Series MTN, 4.38%, 9/16/2020	5,886,300	6,180,557
Series MTN, 5.55%, 5/4/2020	600,000	642,198
Illinois Tool Works, Inc.:
1.95%, 3/1/2019	1,188,000	1,185,933
6.25%, 4/1/2019	2,529,000	2,654,211
Ingersoll-Rand Global Holding Co., Ltd. 2.88%, 1/15/2019	2,030,000	2,040,901
Ingersoll-Rand Luxembourg Finance SA 2.63%, 5/1/2020	970,000	969,534
Textron, Inc. 7.25%, 10/1/2019 (b)	1,500,000	1,619,898

		32,963,648

OFFICE & BUSINESS EQUIPMENT — 0.4%
Pitney Bowes, Inc.:
3.63%, 9/15/2020	1,625,000	1,611,285
6.25%, 3/15/2019	2,900,000	3,003,211
Xerox Corp.:
2.75%, 3/15/2019 (b)	2,073,000	2,073,705
2.80%, 5/15/2020	2,024,000	2,019,405
4.50%, 5/15/2021	3,000,000	3,132,600
5.63%, 12/15/2019	226,000	237,813
6.35%, 5/15/2018	940,000	953,669

		13,031,688

OIL & GAS — 4.8%
Anadarko Petroleum Corp.:
6.95%, 6/15/2019	3,495,000	3,709,488
8.70%, 3/15/2019	1,166,000	1,249,917
BP Capital Markets PLC:
1.68%, 5/3/2019	1,795,000	1,786,079
1.77%, 9/19/2019	2,355,000	2,339,692
2.24%, 5/10/2019	3,507,000	3,512,366
2.32%, 2/13/2020	5,903,000	5,922,539
2.52%, 1/15/2020	4,342,000	4,372,003
4.50%, 10/1/2020	5,341,000	5,651,793
4.75%, 3/10/2019	3,721,000	3,835,718
Canadian Natural Resources, Ltd. 5.90%, 2/1/2018	1,825,000	1,831,327
Cenovus Energy, Inc. 5.70%, 10/15/2019	5,839,000	6,134,599
Chevron Corp.:
1.56%, 5/16/2019	4,102,000	4,077,470
1.69%, 2/28/2019	1,375,000	1,371,095
1.96%, 3/3/2020	7,344,000	7,314,917
1.99%, 3/3/2020	3,938,000	3,925,595
2.19%, 11/15/2019	3,404,000	3,410,910
2.42%, 11/17/2020	6,010,000	6,044,858
2.43%, 6/24/2020	1,800,000	1,809,396
4.95%, 3/3/2019	4,301,000	4,445,126
ConocoPhillips Co. 2.20%, 5/15/2020	994,000	997,668
Encana Corp. 6.50%, 5/15/2019	2,100,000	2,206,313
EOG Resources, Inc.:
2.45%, 4/1/2020	2,047,000	2,051,626
4.40%, 6/1/2020	4,000	4,182
5.63%, 6/1/2019	4,861,000	5,084,655
EQT Corp.:
2.50%, 10/1/2020	2,600,000	2,584,972
8.13%, 6/1/2019	1,800,000	1,938,024
Exxon Mobil Corp.:
1.71%, 3/1/2019	3,702,000	3,691,856
1.82%, 3/15/2019	6,667,000	6,655,133
1.91%, 3/6/2020	4,326,000	4,306,317
2.22%, 3/1/2021	69,000	68,943
Hess Corp. 8.13%, 2/15/2019	850,000	899,887
Husky Energy, Inc. 7.25%, 12/15/2019	2,656,000	2,886,780
Marathon Oil Corp. 2.70%, 6/1/2020	2,190,000	2,191,839
Marathon Petroleum Corp.:
2.70%, 12/14/2018	2,084,000	2,091,586
3.40%, 12/15/2020	60,000	61,396
Noble Energy, Inc. 4.15%, 12/15/2021	2,736,000	2,851,952
Pioneer Natural Resources Co. 7.50%, 1/15/2020	12,000	13,148
Shell International Finance B.V.:
1.38%, 5/10/2019	5,758,000	5,705,602
1.38%, 9/12/2019	7,319,500	7,231,007
2.13%, 5/11/2020	11,061,000	11,035,671
2.25%, 11/10/2020	275,000	274,687

See accompanying notes to financial statements.

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
4.30%, 9/22/2019	$2,273,000	$2,355,783
4.38%, 3/25/2020	5,767,000	6,035,108
Total Capital International SA:
2.10%, 6/19/2019	3,192,000	3,191,457
2.13%, 1/10/2019	2,210,000	2,212,276
Total Capital SA 4.45%, 6/24/2020	5,560,000	5,852,066
Valero Energy Corp.:
6.13%, 2/1/2020	3,344,000	3,587,844
9.38%, 3/15/2019	1,770,000	1,913,901

		162,726,567

PACKAGING & CONTAINERS — 0.2%
Bemis Co., Inc. 6.80%, 8/1/2019	2,477,000	2,638,005
Packaging Corp. of America 2.45%, 12/15/2020	1,625,000	1,627,161
WestRock RKT Co.:
3.50%, 3/1/2020	4,000	4,076
4.45%, 3/1/2019	2,190,000	2,239,888

		6,509,130

PHARMACEUTICALS — 4.5%
AbbVie, Inc. 2.50%, 5/14/2020	14,256,000	14,295,917
Allergan Funding SCS:
2.45%, 6/15/2019	2,091,000	2,090,603
3.00%, 3/12/2020	17,336,000	17,491,678
Allergan, Inc. 3.38%, 9/15/2020	60,000	61,129
AstraZeneca PLC:
1.95%, 9/18/2019	4,959,000	4,929,097
2.38%, 11/16/2020	5,204,000	5,192,968
Bristol-Myers Squibb Co.:
1.60%, 2/27/2019	3,379,000	3,363,085
1.75%, 3/1/2019	1,943,000	1,936,394
Cardinal Health, Inc.:
1.95%, 6/14/2019	3,370,000	3,349,679
2.40%, 11/15/2019	2,683,000	2,677,044
Eli Lilly & Co. 1.95%, 3/15/2019	945,000	944,490
Express Scripts Holding Co.:
2.25%, 6/15/2019	3,775,000	3,767,450
2.60%, 11/30/2020	4,325,000	4,317,345
Express Scripts, Inc. 7.25%, 6/15/2019	225,000	240,050
Johnson & Johnson:
1.13%, 3/1/2019	2,349,000	2,327,671
1.88%, 12/5/2019	3,665,000	3,651,476
1.95%, 11/10/2020	3,665,000	3,651,953
McKesson Corp.:
2.28%, 3/15/2019	5,357,000	5,357,161
7.50%, 2/15/2019	800,000	844,504
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	2,531,000	2,569,244
4.90%, 11/1/2019	1,400,000	1,461,698
Merck & Co., Inc. 1.85%, 2/10/2020	6,500,000	6,466,590
Merck Sharp & Dohme Corp. 5.00%, 6/30/2019	3,409,000	3,554,189
Mylan NV 2.50%, 6/7/2019	4,064,000	4,058,473
Mylan, Inc. 2.55%, 3/28/2019	2,884,000	2,883,077
Novartis Capital Corp.:
1.80%, 2/14/2020 (b)	3,075,000	3,054,274
4.40%, 4/24/2020	5,189,000	5,444,558
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	9,072,000	9,364,027
Pfizer, Inc.:
1.45%, 6/3/2019	3,460,000	3,433,012
1.70%, 12/15/2019	5,415,000	5,382,618
2.10%, 5/15/2019	4,338,000	4,342,598
Shire Acquisitions Investments Ireland DAC 1.90%, 9/23/2019	11,584,000	11,476,153
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020 (b)	3,354,000	3,244,156
Teva Pharmaceutical Finance Netherlands III B.V. 1.70%, 7/19/2019	6,482,000	6,298,041

		153,522,402

PIPELINES — 2.5%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 5.50%, 10/15/2019	1,500,000	1,553,580
Buckeye Partners L.P. 4.88%, 2/1/2021	1,028,000	1,075,607
Columbia Pipeline Group, Inc. 3.30%, 6/1/2020	3,277,000	3,321,534
Enable Midstream Partners L.P. 2.40%, 5/15/2019	3,065,000	3,046,947
Enbridge Energy Partners L.P.:
4.38%, 10/15/2020	1,150,000	1,199,220
5.20%, 3/15/2020	1,090,000	1,146,865
9.88%, 3/1/2019	1,923,000	2,081,782
Series B, 6.50%, 4/15/2018	1,820,000	1,844,119
Energy Transfer L.P.:
4.15%, 10/1/2020	6,534,000	6,746,943
9.00%, 4/15/2019	628,000	677,078
9.70%, 3/15/2019	1,335,000	1,444,296
EnLink Midstream Partners L.P. 2.70%, 4/1/2019	3,575,000	3,570,067
Enterprise Products Operating LLC:
2.55%, 10/15/2019	4,115,000	4,125,987
5.20%, 9/1/2020	1,931,000	2,065,069
5.25%, 1/31/2020	3,515,000	3,713,668
Series N, 6.50%, 1/31/2019	937,000	976,701
Kinder Morgan Energy Partners L.P.:
2.65%, 2/1/2019	5,697,000	5,709,306
5.30%, 9/15/2020	1,426,000	1,518,376
5.80%, 3/1/2021	3,600,000	3,908,196
6.50%, 4/1/2020	22,000	23,731
6.85%, 2/15/2020	996,000	1,080,471
9.00%, 2/1/2019	1,525,000	1,626,809
Kinder Morgan, Inc. 3.05%, 12/1/2019	4,125,000	4,161,135
Magellan Midstream Partners L.P. 6.55%, 7/15/2019	2,996,000	3,175,820
ONEOK Partners L.P. 8.63%, 3/1/2019	2,007,000	2,142,111
Phillips 66 Partners L.P. 2.65%, 2/15/2020	500,000	500,235
Plains All American Pipeline L.P./PAA Finance Corp.:
2.60%, 12/15/2019	3,850,000	3,826,707
5.75%, 1/15/2020	38,000	40,035

See accompanying notes to financial statements.

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Spectra Energy Capital LLC 6.20%, 4/15/2018	$2,000,000	$2,021,711
TransCanada PipeLines, Ltd.:
2.13%, 11/15/2019	3,825,000	3,812,148
3.13%, 1/15/2019	1,609,000	1,623,851
3.80%, 10/1/2020	819,000	848,271
6.50%, 8/15/2018	3,511,000	3,605,873
Williams Partners L.P.:
3.60%, 3/15/2022	1,000,000	1,020,810
5.25%, 3/15/2020	4,675,000	4,941,288

		84,176,347

REAL ESTATE INVESTMENT TRUSTS — 1.6%
Alexandria Real Estate Equities, Inc. 2.75%, 1/15/2020	2,239,000	2,248,336
American Campus Communities Operating Partnership L.P. 3.35%, 10/1/2020	1,490,000	1,519,264
American Tower Corp.:
2.80%, 6/1/2020	4,334,000	4,362,214
3.30%, 2/15/2021	2,621,000	2,671,323
3.40%, 2/15/2019	2,966,000	2,998,863
5.05%, 9/1/2020	100,000	106,153
AvalonBay Communities, Inc.:
Series GMTN, 3.63%, 10/1/2020	6,000	6,174
Series GMTN, 3.95%, 1/15/2021	125,000	129,722
Boston Properties L.P. 5.88%, 10/15/2019	2,395,000	2,522,390
Digital Realty Trust L.P.:
3.40%, 10/1/2020	2,262,000	2,309,547
5.88%, 2/1/2020	2,150,000	2,282,096
ERP Operating L.P. 2.38%, 7/1/2019	2,184,000	2,189,744
Government Properties Income Trust 3.75%, 8/15/2019	1,000,000	1,008,440
HCP, Inc.:
2.63%, 2/1/2020	3,824,000	3,838,264
3.75%, 2/1/2019	1,930,000	1,953,257
Kimco Realty Corp. 6.88%, 10/1/2019	1,965,000	2,112,689
Select Income REIT 3.60%, 2/1/2020	2,000,000	2,017,540
Senior Housing Properties Trust 3.25%, 5/1/2019	1,400,000	1,406,706
Simon Property Group L.P.:
2.20%, 2/1/2019	1,293,000	1,293,828
2.50%, 9/1/2020	3,487,000	3,501,367
Ventas Realty L.P. / Ventas Capital Corp.:
2.70%, 4/1/2020	2,395,000	2,403,909
4.00%, 4/30/2019	2,015,000	2,052,237
VEREIT Operating Partnership L.P. 3.00%, 2/6/2019	2,850,000	2,861,277
Welltower, Inc.:
4.13%, 4/1/2019	1,412,000	1,437,939
6.13%, 4/15/2020	3,225,000	3,480,291
Weyerhaeuser Co. 7.38%, 10/1/2019	51,000	55,284

		52,768,854

RETAIL — 2.0%
AutoNation, Inc. 5.50%, 2/1/2020	3,015,000	3,181,729
AutoZone, Inc. 1.63%, 4/21/2019	893,000	885,568
Costco Wholesale Corp.:
1.70%, 12/15/2019	3,932,000	3,902,392
1.75%, 2/15/2020	1,310,000	1,299,599
2.15%, 5/18/2021	3,073,000	3,056,436
CVS Health Corp.:
2.25%, 8/12/2019	3,679,000	3,668,772
2.80%, 7/20/2020	9,965,000	10,001,671
Home Depot, Inc.:
1.80%, 6/5/2020	5,815,000	5,767,724
2.00%, 6/15/2019	2,807,000	2,807,421
Lowe’s Cos., Inc.:
1.15%, 4/15/2019	1,910,000	1,888,341
4.63%, 4/15/2020	200,000	208,416
McDonald’s Corp.:
Series MTN, 1.88%, 5/29/2019	113,000	112,572
Series MTN, 2.20%, 5/26/2020	4,104,000	4,096,777
Series MTN, 2.75%, 12/9/2020	4,303,000	4,347,837
Series MTN, 3.50%, 7/15/2020	325,000	334,581
Series MTN, 5.00%, 2/1/2019	250,000	257,533
Nordstrom, Inc. 4.75%, 5/1/2020	100,000	104,621
QVC, Inc. 3.13%, 4/1/2019	1,800,000	1,805,868
Starbucks Corp. 2.20%, 11/22/2020 (b)	930,000	929,377
Target Corp.:
2.30%, 6/26/2019	3,916,000	3,930,724
3.88%, 7/15/2020	3,749,000	3,905,596
Walgreens Boots Alliance, Inc. 2.70%, 11/18/2019	3,967,000	3,989,572
Wal-Mart Stores, Inc.:
1.75%, 10/9/2019	4,400,000	4,383,544
1.90%, 12/15/2020	3,303,000	3,281,233
3.25%, 10/25/2020	1,206,000	1,242,675

		69,390,579

SEMICONDUCTORS — 1.5%
Applied Materials, Inc. 2.63%, 10/1/2020	3,219,000	3,251,190
Broadcom Corp./Broadcom Cayman Finance, Ltd.
2.20%, 1/15/2021 (a)	750,000	732,757
2.38%, 1/15/2020 (a)	10,244,000	10,173,419
Intel Corp.:
1.85%, 5/11/2020	2,857,000	2,842,601
2.45%, 7/29/2020	6,337,000	6,392,575
Lam Research Corp. 2.75%, 3/15/2020	3,339,000	3,361,872
QUALCOMM, Inc.:
1.85%, 5/20/2019	4,068,000	4,051,240
2.10%, 5/20/2020	5,880,500	5,853,920
2.25%, 5/20/2020	6,270,000	6,230,875
Texas Instruments, Inc.:
1.65%, 8/3/2019	3,514,000	3,493,584
1.75%, 5/1/2020	350,000	346,829
Xilinx, Inc. 2.13%, 3/15/2019	3,180,000	3,174,435

		49,905,297

See accompanying notes to financial statements.

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
SOFTWARE — 2.3%
Adobe Systems, Inc. 4.75%, 2/1/2020	$3,135,000	$3,293,443
Broadridge Financial Solutions, Inc. 3.95%, 9/1/2020	2,956,000	3,058,898
CA, Inc.:
2.88%, 8/15/2018	500,000	502,436
3.60%, 8/1/2020	1,665,000	1,700,698
5.38%, 12/1/2019	2,093,000	2,196,331
Fidelity National Information Services, Inc. 3.63%, 10/15/2020	4,630,000	4,757,696
Fiserv, Inc.:
2.70%, 6/1/2020	91,000	91,608
4.63%, 10/1/2020	8,000	8,449
Microsoft Corp.:
1.10%, 8/8/2019	8,685,000	8,568,968
1.85%, 2/6/2020	8,671,000	8,632,067
1.85%, 2/12/2020	1,364,000	1,357,698
2.00%, 11/3/2020	10,020,000	9,979,519
3.00%, 10/1/2020	2,331,000	2,383,168
4.20%, 6/1/2019	2,990,000	3,082,451
Oracle Corp.:
2.25%, 10/8/2019	8,182,000	8,215,055
2.38%, 1/15/2019	3,899,000	3,913,934
3.88%, 7/15/2020	3,250,000	3,388,645
5.00%, 7/8/2019	6,523,000	6,807,991
VMware, Inc. 2.30%, 8/21/2020	7,064,500	7,021,265

		78,960,320

TELECOMMUNICATIONS — 3.6%
America Movil SAB de CV:
5.00%, 10/16/2019	2,219,000	2,323,958
5.00%, 3/30/2020	7,407,000	7,810,459
AT&T, Inc.:
2.30%, 3/11/2019	5,694,000	5,697,075
2.45%, 6/30/2020	10,263,000	10,244,219
5.20%, 3/15/2020	8,057,000	8,516,491
5.80%, 2/15/2019	7,521,000	7,805,970
5.88%, 10/1/2019	2,972,000	3,148,744
British Telecommunications PLC 2.35%, 2/14/2019	2,825,000	2,827,825
Cisco Systems, Inc.:
1.40%, 9/20/2019	3,710,000	3,669,821
1.60%, 2/28/2019	3,460,000	3,444,568
2.13%, 3/1/2019	4,290,000	4,295,749
2.20%, 2/28/2021	70,000	69,737
2.45%, 6/15/2020	5,549,000	5,583,459
4.45%, 1/15/2020	9,316,000	9,743,698
4.95%, 2/15/2019	7,956,000	8,210,592
Deutsche Telekom International Finance B.V. 6.00%, 7/8/2019	4,169,000	4,396,169
Juniper Networks, Inc. 3.13%, 2/26/2019	3,439,000	3,467,578
Orange SA:
1.63%, 11/3/2019	4,721,000	4,663,970
2.75%, 2/6/2019	3,455,000	3,474,970
5.38%, 7/8/2019	4,359,000	4,557,814
Telefonica Emisiones SAU:
5.13%, 4/27/2020	1,480,000	1,566,343
5.46%, 2/16/2021	4,500,000	4,868,010
5.88%, 7/15/2019	3,981,000	4,184,708
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	100,000	105,724
Verizon Communications, Inc.:
2.63%, 2/21/2020	3,530,000	3,559,475
2.95%, 3/15/2022	1,000	1,007
Vodafone Group PLC 5.45%, 6/10/2019	3,932,000	4,106,895

		122,345,028

TRANSPORTATION — 0.9%
Burlington Northern Santa Fe LLC 4.70%, 10/1/2019	3,896,000	4,058,035
Canadian National Railway Co. 5.55%, 3/1/2019	2,390,000	2,481,633
CSX Corp. 3.70%, 10/30/2020	504,000	520,682
FedEx Corp.:
2.30%, 2/1/2020	2,725,000	2,724,373
8.00%, 1/15/2019	2,488,000	2,633,050
Norfolk Southern Corp. 5.90%, 6/15/2019	2,135,000	2,243,415
Ryder System, Inc.:
Series MTN, 2.45%, 9/3/2019	1,578,000	1,576,927
Series MTN, 2.50%, 5/11/2020	1,721,000	1,720,862
Series MTN, 2.55%, 6/1/2019	1,745,000	1,749,886
Series MTN, 2.65%, 3/2/2020	1,575,000	1,581,993
Union Pacific Corp.:
1.80%, 2/1/2020	2,500,000	2,484,893
2.25%, 2/15/2019	1,070,000	1,071,552
2.25%, 6/19/2020	230,000	230,324
United Parcel Service, Inc.:
2.05%, 4/1/2021	2,000,000	1,985,540
5.13%, 4/1/2019	4,017,000	4,167,236

		31,230,401

TRUCKING & LEASING — 0.1%
GATX Corp.:
2.50%, 3/15/2019	824,000	824,330
2.60%, 3/30/2020	2,775,000	2,774,611

		3,598,941

TOTAL CORPORATE BONDS & NOTES (Cost $3,377,296,723)		3,358,680,091

	Shares
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e)	41,266,489	41,266,489

See accompanying notes to financial statements.

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	20,804,285	$20,804,285

TOTAL SHORT-TERM INVESTMENTS (Cost $62,070,774)		62,070,774

TOTAL INVESTMENTS — 100.7% (Cost $3,439,367,497)		3,420,750,865
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(25,099,132)

NET ASSETS — 100.0%		$3,395,651,733

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.
(f)	Investment of cash collateral for securities loaned.

BKNT = Bank Notes

GMTN = Global Medium Term Note

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

REIT = Real Estate Investment Trust

S&P = Standards & Poor’s

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$6,322,900	$—	$6,322,900
Aerospace & Defense	—	52,240,818	—	52,240,818
Agriculture	—	47,447,584	—	47,447,584
Airlines	—	9,183,122	—	9,183,122
Apparel	—	1,876,731	—	1,876,731
Auto Manufacturers	—	138,201,024	—	138,201,024
Banks	—	1,151,086,524	—	1,151,086,524
Beverages	—	103,961,535	—	103,961,535
Biotechnology	—	57,855,118	—	57,855,118
Chemicals	—	54,538,273	—	54,538,273
Commercial Services	—	14,631,387	—	14,631,387
Construction Materials	—	1,102,002	—	1,102,002
Diversified Financial Services	—	157,788,071	—	157,788,071
Electric	—	122,981,813	—	122,981,813
Electrical Components & Equipment	—	4,166,061	—	4,166,061
Electronics	—	20,417,164	—	20,417,164
Environmental Control	—	10,272,178	—	10,272,178
Food	—	39,693,512	—	39,693,512
Gas	—	20,131,041	—	20,131,041
Hand & Machine Tools	—	1,495,800	—	1,495,800
Health Care Products	—	75,742,771	—	75,742,771
Health Care Services	—	42,282,799	—	42,282,799
Home Builders	—	7,639,972	—	7,639,972
Household Products	—	18,495,695	—	18,495,695
Household Products & Wares	—	2,662,667	—	2,662,667
Housewares	—	985,114	—	985,114
Insurance	—	60,389,082	—	60,389,082
Internet	—	30,860,720	—	30,860,720

See accompanying notes to financial statements.

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investment Company Security	$—	$5,574,404	$—	$5,574,404
Iron/Steel	—	154,867	—	154,867
IT Services	—	92,815,960	—	92,815,960
Leisure Time	—	811,584	—	811,584
Lodging	—	3,704,981	—	3,704,981
Machinery, Construction & Mining	—	25,295,845	—	25,295,845
Machinery-Diversified	—	30,504,424	—	30,504,424
Media	—	78,565,917	—	78,565,917
Metal Fabricate & Hardware	—	3,284,858	—	3,284,858
Mining	—	2,386,571	—	2,386,571
Miscellaneous Manufacturer	—	32,963,648	—	32,963,648
Office & Business Equipment	—	13,031,688	—	13,031,688
Oil & Gas	—	162,726,567	—	162,726,567
Packaging & Containers	—	6,509,130	—	6,509,130
Pharmaceuticals	—	153,522,402	—	153,522,402
Pipelines	—	84,176,347	—	84,176,347
Real Estate Investment Trusts	—	52,768,854	—	52,768,854
Retail	—	69,390,579	—	69,390,579
Semiconductors	—	49,905,297	—	49,905,297
Software	—	78,960,320	—	78,960,320
Telecommunications	—	122,345,028	—	122,345,028
Transportation	—	31,230,401	—	31,230,401
Trucking & Leasing	—	3,598,941	—	3,598,941
Short-Term Investments	62,070,774	—	—	62,070,774

TOTAL INVESTMENTS	$62,070,774	$3,358,680,091	$—	$3,420,750,865

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	93,483,873	$93,483,873	$430,258,582	$482,475,966	$—	$—	41,266,489	$41,266,489	$76,884
State Street Navigator Securities Lending Government Money Market Portfolio	15,693,263	15,693,263	52,221,966	47,110,944	—	—	20,804,285	20,804,285	41,828

TOTAL		$109,177,136	$482,480,548	$529,586,910	$—	$—		$62,070,774	$118,712

See accompanying notes to financial statements.

SPDR Portfolio Short Term Treasury ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.5%
Treasury Bonds:
7.25%, 8/15/2022	$173,900	$212,906
7.63%, 11/15/2022	262,600	328,794
7.88%, 2/15/2021	95,000	111,942
8.00%, 11/15/2021	459,000	559,342
8.13%, 8/15/2019	98,900	108,720
8.13%, 5/15/2021	387,800	464,173
8.13%, 8/15/2021	161,000	194,974
8.50%, 2/15/2020	79,100	90,029
8.75%, 5/15/2020	213,600	247,767
8.75%, 8/15/2020	306,300	359,333
8.88%, 2/15/2019	118,600	127,936
Treasury Notes:
0.75%, 2/15/2019	1,760,600	1,739,367
0.75%, 7/15/2019	2,651,600	2,607,027
0.75%, 8/15/2019	801,500	787,346
0.88%, 4/15/2019	2,194,600	2,167,431
0.88%, 5/15/2019	1,366,500	1,348,558
0.88%, 6/15/2019	1,040,000	1,025,461
0.88%, 7/31/2019	197,600	194,608
0.88%, 9/15/2019	716,700	704,745
1.00%, 3/15/2019	1,857,300	1,838,783
1.00%, 6/30/2019	1,382,200	1,365,005
1.00%, 8/31/2019	1,818,400	1,792,706
1.00%, 9/30/2019	901,500	888,185
1.00%, 10/15/2019	787,400	775,369
1.00%, 11/15/2019	688,700	677,639
1.00%, 11/30/2019	661,400	650,527
1.13%, 1/15/2019	1,521,900	1,510,942
1.13%, 1/31/2019	1,465,000	1,453,998
1.13%, 2/28/2019	1,067,900	1,059,090
1.13%, 5/31/2019	797,700	789,715
1.13%, 12/31/2019	664,100	654,231
1.13%, 3/31/2020	1,145,700	1,126,109
1.13%, 4/30/2020	1,287,000	1,264,117
1.13%, 2/28/2021	1,141,000	1,109,623
1.13%, 6/30/2021	2,693,300	2,608,650
1.13%, 7/31/2021	1,243,600	1,202,835
1.13%, 8/31/2021	1,387,000	1,339,953
1.13%, 9/30/2021	2,365,300	2,282,420
1.25%, 1/31/2019	1,479,300	1,470,025
1.25%, 3/31/2019	1,721,400	1,708,696
1.25%, 4/30/2019	1,718,300	1,704,674
1.25%, 5/31/2019	869,700	862,525
1.25%, 6/30/2019	579,800	574,663
1.25%, 8/31/2019	1,508,000	1,492,724
1.25%, 10/31/2019	334,300	330,553
1.25%, 1/31/2020	2,113,300	2,085,468
1.25%, 2/29/2020	762,600	752,198
1.25%, 3/31/2021	1,510,100	1,472,921
1.25%, 10/31/2021	1,951,300	1,890,615
1.38%, 2/28/2019	1,399,800	1,392,213
1.38%, 7/31/2019	1,021,100	1,013,472
1.38%, 9/30/2019	866,000	858,544
1.38%, 12/15/2019	750,500	743,145
1.38%, 1/15/2020	798,300	790,093
1.38%, 1/31/2020	1,523,900	1,507,792
1.38%, 2/15/2020	900,900	891,017
1.38%, 2/29/2020	2,240,800	2,215,725
1.38%, 3/31/2020	1,400,400	1,384,015
1.38%, 4/30/2020	2,662,300	2,629,314
1.38%, 5/31/2020	1,320,300	1,303,413
1.38%, 8/31/2020	1,587,500	1,564,449
1.38%, 9/15/2020 (a)	1,340,800	1,321,734
1.38%, 9/30/2020	2,015,000	1,984,433
1.38%, 10/31/2020	1,827,200	1,797,727
1.38%, 1/31/2021	2,023,300	1,984,878
1.38%, 4/30/2021	1,670,100	1,634,076
1.38%, 5/31/2021	2,014,800	1,969,628
1.50%, 1/31/2019	1,529,200	1,523,695
1.50%, 2/28/2019	1,314,600	1,309,434
1.50%, 3/31/2019	440,300	438,433
1.50%, 5/31/2019	1,375,500	1,368,609
1.50%, 10/31/2019	3,053,300	3,032,507
1.50%, 11/30/2019	1,755,300	1,742,539
1.50%, 4/15/2020	1,026,100	1,016,537
1.50%, 5/15/2020	1,285,900	1,273,581
1.50%, 5/31/2020	2,158,400	2,137,226
1.50%, 6/15/2020	1,630,700	1,614,312
1.50%, 7/15/2020	1,508,000	1,491,910
1.50%, 8/15/2020	1,508,000	1,491,472
1.50%, 1/31/2022	1,516,000	1,478,797
1.63%, 3/31/2019	1,856,200	1,850,836
1.63%, 4/30/2019	1,630,700	1,625,726
1.63%, 6/30/2019	1,738,400	1,732,350
1.63%, 7/31/2019	1,653,900	1,647,830
1.63%, 8/31/2019	1,598,400	1,591,942
1.63%, 12/31/2019	1,556,100	1,548,008
1.63%, 3/15/2020	1,118,500	1,111,733
1.63%, 6/30/2020	1,877,900	1,864,097
1.63%, 7/31/2020	1,904,600	1,890,030
1.63%, 10/15/2020	1,514,700	1,501,265
1.63%, 11/30/2020	2,236,400	2,214,103
1.63%, 8/15/2022	812,000	793,048
1.63%, 8/31/2022	1,474,800	1,438,358
1.63%, 11/15/2022	1,470,600	1,433,100
1.75%, 9/30/2019	1,031,200	1,028,962
1.75%, 11/30/2019	1,208,500	1,205,430
1.75%, 10/31/2020	1,653,200	1,643,909
1.75%, 11/15/2020 (a)	787,800	783,294
1.75%, 12/31/2020	1,846,200	1,833,572
1.75%, 11/30/2021	2,512,000	2,477,259
1.75%, 2/28/2022	1,829,200	1,801,341
1.75%, 3/31/2022	1,915,600	1,884,414
1.75%, 4/30/2022	1,787,100	1,756,255
1.75%, 5/15/2022	1,159,600	1,140,826
1.75%, 5/31/2022	1,724,900	1,694,800
1.75%, 6/30/2022	1,933,100	1,898,362
1.75%, 9/30/2022	1,159,600	1,136,408
1.88%, 12/31/2019	1,050,000	1,049,664
1.88%, 6/30/2020	567,800	567,079
1.88%, 12/15/2020	750,000	747,818
1.88%, 11/30/2021	1,218,000	1,208,183
1.88%, 1/31/2022	1,260,700	1,247,828
1.88%, 2/28/2022	1,351,100	1,336,549

See accompanying notes to financial statements.

SPDR Portfolio Short Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
1.88%, 3/31/2022	$1,382,600	$1,366,990
1.88%, 4/30/2022	1,425,100	1,408,184
1.88%, 5/31/2022	1,159,600	1,146,427
1.88%, 7/31/2022	1,507,400	1,487,095
1.88%, 8/31/2022	1,920,600	1,893,673
1.88%, 9/30/2022	1,873,200	1,846,188
1.88%, 10/31/2022	1,459,600	1,438,509
2.00%, 7/31/2020	1,464,100	1,466,574
2.00%, 9/30/2020	1,306,800	1,308,616
2.00%, 11/30/2020	1,716,400	1,718,048
2.00%, 2/28/2021	1,587,100	1,586,259
2.00%, 5/31/2021	2,103,100	2,099,735
2.00%, 8/31/2021	1,101,500	1,097,942
2.00%, 10/31/2021	1,592,300	1,585,899
2.00%, 11/15/2021	1,462,900	1,458,599
2.00%, 12/31/2021	1,608,900	1,600,984
2.00%, 2/15/2022	1,796,700	1,788,202
2.00%, 7/31/2022	1,666,900	1,654,382
2.00%, 10/31/2022	1,933,100	1,916,514
2.00%, 11/30/2022 (a)	2,861,800	2,835,929
2.13%, 8/31/2020	1,211,200	1,216,905
2.13%, 1/31/2021	1,026,900	1,030,515
2.13%, 6/30/2021	1,139,600	1,141,936
2.13%, 8/15/2021	1,476,800	1,478,853
2.13%, 9/30/2021	2,520,800	2,522,565
2.13%, 12/31/2021	1,314,900	1,315,268
2.13%, 6/30/2022	2,630,800	2,625,959
2.13%, 12/31/2022	3,200,000	3,187,232
2.25%, 3/31/2021	2,292,500	2,307,791
2.25%, 4/30/2021	2,587,800	2,604,957
2.25%, 7/31/2021	2,500,900	2,515,731
2.38%, 12/31/2020	1,440,400	1,456,763
2.63%, 8/15/2020	2,438,300	2,480,922
2.63%, 11/15/2020	2,562,800	2,609,058
2.75%, 2/15/2019	1,639,200	1,655,690
3.13%, 5/15/2019	2,635,900	2,680,921
3.13%, 5/15/2021	2,415,200	2,499,418
3.38%, 11/15/2019	1,320,000	1,356,274
3.50%, 5/15/2020	1,417,600	1,469,286
3.63%, 8/15/2019	1,458,000	1,498,518
3.63%, 2/15/2020	2,198,300	2,276,889
3.63%, 2/15/2021	3,336,300	3,498,878

TOTAL U.S. TREASURY OBLIGATIONS (Cost $228,111,219)		225,839,595

	Shares

SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c)	2,555,638	2,555,638
State Street Navigator Securities Lending Government Money Market Portfolio (b) (d)	4,545,769	4,545,769

TOTAL SHORT-TERM INVESTMENTS (Cost $7,101,407)		7,101,407

TOTAL INVESTMENTS — 102.6% (Cost $235,212,626)		232,941,002
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(5,890,888)

NET ASSETS — 100.0%		$227,050,114

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.
(d)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS
INVESTMENTS:
U.S. Treasury Obligations	$—	$225,839,595	$—	$225,839,595
Short-Term Investments	7,101,407	—	—	7,101,407

TOTAL INVESTMENTS	$7,101,407	$225,839,595	$—	$232,941,002

See accompanying notes to financial statements.

SPDR Portfolio Short Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,369,761	$1,369,761	$14,622,900	$13,437,023	$—	$—	2,555,638	$2,555,638	$1,866
State Street Navigator Securities Lending Government Money Market Portfolio	688,500	688,500	21,375,168	17,517,899	—	—	4,545,769	4,545,769	2,409

TOTAL		$2,058,261	$35,998,068	$30,954,922	$—	$—		$7,101,407	$4,275

See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (Unaudited)

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,477,514,256	$2,638,058,125	$257,219,338
Investments in affiliated issuers, at value	139,854,099	19,090,172	2,260,740

Total Investments	1,617,368,355	2,657,148,297	259,480,078
Cash	3,400	—	152,198
Receivable for investments sold	449,910	1,126,582	16,066
Receivable for fund shares sold	20,067,840	37,614,490	—
Interest receivable — unaffiliated issuers	8,365,662	22,685,660	2,948,688
Securities lending income receivable — unaffiliated issuers	2,150	5,142	355
Securities lending income receivable — affiliated issuers	10,338	7,938	817
Receivable for foreign taxes recoverable	223	5,699	—

TOTAL ASSETS	1,646,267,878	2,718,593,808	262,598,202

LIABILITIES
Due to custodian	—	62,318	—
Payable upon return of securities loaned	28,934,926	13,524,823	1,365,905
Payable for investments purchased	130,454,280	37,645,772	—
Payable for fund shares repurchased	—	—	—
Advisory fee payable	46,727	154,366	14,672
Trustees’ fees and expenses payable	2,673	—	—

TOTAL LIABILITIES	159,438,606	51,387,279	1,380,577

NET ASSETS	$1,486,829,272	$2,667,206,529	$261,217,625

NET ASSETS CONSIST OF:
Paid-in Capital	$1,489,895,477	$2,679,211,859	$257,354,203
Undistributed (distribution in excess of) net investment income (loss)	(3,959,602)	(5,945,053)	(437,275)
Accumulated net realized gain (loss) on investments	(3,637,290)	(3,674,737)	(3,894,791)
Net unrealized appreciation (depreciation) on:
Investments	4,530,687	(2,385,540)	8,195,488

NET ASSETS	$1,486,829,272	$2,667,206,529	$261,217,625

NET ASSET VALUE PER SHARE
Net asset value per share	$28.70	$34.19	$28.55

Shares outstanding (unlimited amount authorized, $0.01 par value)	51,800,264	78,000,072	9,149,986

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,472,983,569	$2,640,443,665	$249,023,850
Investments in affiliated issuers	139,854,099	19,090,172	2,260,740

Total cost of investments	$1,612,837,668	$2,659,533,837	$251,284,590

* Includes investments in securities on loan, at value	$35,468,783	$63,483,972	$4,054,916

See accompanying notes to financial statements.

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF

$735,675,086	$3,358,680,091	$225,839,595
106,840	62,070,774	7,101,407

735,781,926	3,420,750,865	232,941,002
—	—	38
4,062,038	19,587,770	1,454,177
—	30,382,752	2,987,485
5,753,128	28,280,298	1,109,707
774	1,015	(102)
386	7,697	781
—	74,055	—

745,598,252	3,499,084,452	238,493,088

—	34,651	—
—	20,804,285	4,545,769
4,017,711	64,145,670	6,887,150
—	18,238,185	—
35,251	201,327	9,993
—	8,601	58

4,052,962	103,432,719	11,442,970

$741,545,290	$3,395,651,733	$227,050,118

$761,407,645	$3,431,133,794	$229,675,748
(1,330,927)	(4,886,282)	(139,600)
(11,061,750)	(11,979,147)	(214,406)

(7,469,678)	(18,616,632)	(2,271,624)

$741,545,290	$3,395,651,733	$227,050,118

$36.53	$30.40	$29.88

20,300,000	111,700,000	7,600,000

$743,144,764	$3,377,296,723	$228,111,219
106,840	62,070,774	7,101,407

$743,251,604	$3,439,367,497	$235,212,626

$—	$25,982,164	$4,456,695

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2017 (Unaudited)

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated income	$14,303,072	$32,296,419	$4,913,679
Dividend income — affiliated issuers income	177,202	16,736	3,014
Unaffiliated securities lending income	5,101	23,934	1,788
Affiliated securities lending income	24,298	39,546	2,397

TOTAL INVESTMENT INCOME (LOSS)	14,509,674	32,376,635	4,920,878

EXPENSES
Advisory fee	358,688	1,140,965	117,168
Trustees’ fees and expenses	11,389	16,778	1,920
Miscellaneous expenses	228	403	49

TOTAL EXPENSES.	370,305	1,158,146	119,137

NET INVESTMENT INCOME (LOSS)	14,139,369	31,218,489	4,801,741

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	330,404	385,508	450,143
In-kind redemptions — unaffiliated issuers	282,977	5,110,629	2,781,063

Net realized gain (loss)	613,381	5,496,137	3,231,206

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(871,604)	(12,574,392)	4,345,429

Net change in unrealized appreciation/depreciation	(871,604)	(12,574,392)	4,345,429

NET REALIZED AND UNREALIZED GAIN (LOSS)	(258,223)	(7,078,255)	7,576,635

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$13,881,146	$24,140,234	$12,378,376

See accompanying notes to financial statements.

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF

$7,957,733	$31,449,997	$1,029,951
6,470	76,884	1,866
714	1,159	—
818	41,828	2,409

7,965,735	31,569,868	1,034,226

249,669	1,578,744	63,168
4,433	32,605	1,255
112	622	29

254,214	1,611,971	64,452

7,711,521	29,957,897	969,774

(2,520,549)	21,497	(126,073)
912,983	118,561	—

(1,607,566)	140,058	(126,073)

11,263,025	(16,005,560)	(1,134,745)

11,263,025	(16,005,560)	(1,134,745)

9,655,459	(15,865,502)	(1,260,818)

$17,366,980	$14,092,395	$(291,044)

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio Aggregate Bond ETF		SPDR Portfolio Intermediate Term Corporate Bond ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,139,369	$28,059,056	$31,218,489	$44,563,499
Net realized gain (loss)	613,381	3,737,322	5,496,137	7,713,225
Net change in unrealized appreciation/depreciation	(871,604)	(39,223,077)	(12,574,392)	(23,096,063)

Net increase (decrease) in net assets resulting from operations	13,881,146	(7,426,699)	24,140,234	29,180,661

Net equalization credits and charges	324,911	(301,912)	603,762	1,112,736

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(18,091,883)	(31,931,273)	(39,107,142)	(44,020,534)

Total distributions to shareholders	(18,091,883)	(31,931,273)	(39,107,142)	(44,020,534)

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares sold	425,313,716	103,586,646	1,280,587,757	1,554,661,722
Cost of shares redeemed	(11,543,526)	(364,487,311)	(688,467,843)	(793,821,349)
Net income equalization	(324,911)	301,912	(603,762)	(1,112,736)
Other capital	78,996	114,451	7,188	84,292

Net increase (decrease) in net assets from beneficial interest transactions	413,524,275	(260,484,302)	591,523,340	759,811,929

Net increase (decrease) in net assets during the period	409,638,449	(300,144,186)	577,160,194	746,084,792

Net assets at beginning of period	1,077,190,823	1,377,335,009	2,090,046,335	1,343,961,543

NET ASSETS AT END OF PERIOD	$1,486,829,272	$1,077,190,823	$2,667,206,529	$2,090,046,335

Undistributed (distribution in excess of) net investment income (loss)	$(3,959,602)	$(7,088)	$(5,945,053)	$1,943,600

SHARES OF BENEFICIAL INTEREST:
Shares sold	33,300,132	1,800,000	37,200,000	45,300,000
Shares redeemed	(200,000)	(6,300,000)	(20,000,000)	(23,200,000)

Net increase (decrease)	33,100,132	(4,500,000)	17,200,000	22,100,000

See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF		SPDR Portfolio Long Term Treasury ETF		SPDR Portfolio Short Term Corporate Bond ETF
Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17

$4,801,741	$8,575,192	$7,711,521	$11,589,423	$29,957,897	$58,562,843
3,231,206	(100,756)	(1,607,566)	(7,742,677)	140,058	5,212,219
4,345,429	(1,269,898)	11,263,025	(42,667,042)	(16,005,560)	(24,309,421)

12,378,376	7,204,538	17,366,980	(38,820,296)	14,092,395	39,465,641

(88,670)	109,701	158,095	197,754	432,166	(710,400)

(5,630,479)	(8,394,137)	(9,400,182)	(11,450,171)	(38,318,617)	(58,785,031)

(5,630,479)	(8,394,137)	(9,400,182)	(11,450,171)	(38,318,617)	(58,785,031)

119,125,695	171,681,172	196,866,575	503,320,119	639,052,287	480,516,420
(97,579,026)	(88,485,642)	(18,362,613)	(344,099,581)	(201,592,870)	(1,444,252,923)
88,670	(109,701)	(158,095)	(197,754)	(432,166)	710,400
6,671	14,105	304	2,406	5,310	71,549

21,642,010	83,099,934	178,346,171	159,025,190	437,032,561	(962,954,554)

28,301,237	82,020,036	186,471,064	108,952,477	413,238,505	(982,984,344)

232,916,388	150,896,352	555,074,226	446,121,749	2,982,413,228	3,965,397,572

$261,217,625	$232,916,388	$741,545,290	$555,074,226	$3,395,651,733	$2,982,413,228

$(437,275)	$391,463	$(1,330,927)	$357,734	$(4,886,282)	$3,474,438

6,550,000	4,200,000	12,900,000	6,800,000	20,900,000	15,700,000
(3,000,014)	(2,200,000)	(300,000)	(4,700,000)	(6,600,000)	(47,200,000)

3,549,986	2,000,000	12,600,000	2,100,000	14,300,000	(31,500,000)

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Portfolio Short Term Treasury ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$969,774	$1,458,532
Net realized gain (loss)	(126,073)	(268,918)
Net change in unrealized appreciation/depreciation	(1,134,745)	(2,075,526)

Net increase (decrease) in net assets resulting from operations.	(291,044)	(885,912)

Net equalization credits and charges	8,205	21,035

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,192,756)	(1,425,496)
Net realized Gain	—	—

Total distributions to shareholders	(1,192,756)	(1,425,496)

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares sold	89,843,173	127,530,058
Cost of shares redeemed	—	(78,498,255)
Net income equalization	(8,205)	(21,035)
Other capital	429	12,511

Net increase (decrease) in net assets from beneficial interest transactions	89,835,397	49,023,279

Net increase (decrease) in net assets during the period	88,359,802	46,732,906

Net assets at beginning of period	138,690,316	91,957,410

NET ASSETS AT END OF PERIOD	$227,050,118	$138,690,316

Undistributed (distribution in excess of) net investment income (loss)	$(139,600)	$83,382

SHARES OF BENEFICIAL INTEREST:
Shares sold	3,000,000	4,200,000
Shares redeemed	—	(2,600,000)

Net increase (decrease)	3,000,000	1,600,000

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Portfolio Aggregate Bond ETF (a)
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$28.80		$29.69	$28.75	$28.95	$28.38	$29.29

Income (loss) from investment operations:
Net investment income (loss) (b)	0.35		0.67	0.75	0.72	0.67	0.49
Net realized and unrealized gain (loss) (c)	(0.01)		(0.80)	0.92	(0.22)	0.54	(0.77)

Total from investment operations	0.34		(0.13)	1.67	0.50	1.21	(0.28)

Net equalization credits and charges (b)	0.01		(0.01)	0.01	0.01	0.01	0.00 (d)

Other capital (b)	0.00	(d)	0.01	0.01	0.01	0.01	0.01

Distributions to Shareholders from:
Net investment income	(0.45)		(0.76)	(0.75)	(0.72)	(0.66)	(0.48)
Net realized gains	—		—	—	—	—	(0.16)

Total distributions	(0.45)		(0.76)	(0.75)	(0.72)	(0.66)	(0.64)

Net asset value, end of period	$28.70		$28.80	$29.69	$28.75	$28.95	$28.38

Total return (e)	1.22%		(0.40)%	5.97%	1.77%	4.38%	(0.95)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,486,829		$1,077,191	$1,377,335	$988,792	$735,309	$669,829
Ratios to average net assets:
Total expenses.	0.06	%(f)	0.08%	0.08%	0.14%	0.19%	0.19%
Net expenses.	0.06	%(f)	0.08%	0.07%	0.11%	0.13%	0.13%
Net investment income (loss)	2.44	%(f)	2.31%	2.58%	2.48%	2.35%	1.65%
Portfolio turnover rate (g)	33	%(h)	46%	105%	69%	91%	165%

(a)	On October 16, 2017, the SPDR Portfolio Aggregate Bond ETF underwent a 2-for-1 share split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Corporate Bond ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period.	$34.38		$34.73	$33.90		$34.34	$33.53	$33.89

Income (loss) from investment operations:
Net investment income (loss) (a)	0.46		0.91	0.91		0.89	0.92	1.00
Net realized and unrealized gain (loss) (b)	(0.09)		(0.37)	0.81		(0.45)	0.89	(0.31)

Total from investment operations	0.37		0.54	1.72		0.44	1.81	0.69

Net equalization credits and charges (a)	0.01		0.02	0.02		0.02	0.00 (c)	0.02

Other capital (a)	0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	0.02

Distributions to Shareholders from:
Net investment income	(0.57)		(0.91)	(0.91)		(0.90)	(0.92)	(1.02)
Net realized gains	—		—	(0.00	)(c)	—	(0.08)	(0.07)

Total distributions	(0.57)		(0.91)	(0.91)		(0.90)	(1.00)	(1.09)

Net asset value, end of period	$34.19		$34.38	$34.73		$33.90	$34.34	$33.53

Total return (d)	1.14%		1.65%	5.23%		1.34%	5.47%	2.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,667,207		$2,090,046	$1,343,962		$752,581	$456,714	$399,041
Ratios to average net assets:
Total expenses	0.10	%(e)	0.12%	0.12%		0.14%	0.15%	0.15%
Net investment income (loss)	2.67	%(e)	2.65%	2.70%		2.61%	2.72%	2.89%
Portfolio turnover rate (f)	15	%(g)	33%	26%		13%	13%	16%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Corporate Bond ETF (a)
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$27.73		$27.95	$25.59	$26.97	$24.94	$26.61

Income (loss) from investment operations:
Net investment income (loss) (b)	0.57		1.15	1.18	1.17	1.19	1.21
Net realized and unrealized gain (loss) (c)	0.94		(0.23)	2.40	(1.46)	1.97	(1.74)

Total from investment operations	1.51		0.92	3.58	(0.29)	3.16	(0.53)

Net equalization credits and charges (b)	(0.01)		0.01	(0.05)	0.03	0.03	0.01

Other capital (b)	0.00	(d)	0.00 (d)	0.01	0.05	0.04	0.15

Distributions to Shareholders from:
Net investment income	(0.68)		(1.15)	(1.18)	(1.17)	(1.20)	(1.21)
Net realized gains	—		—	—	—	—	(0.09)

Total distributions.	(0.68)		(1.15)	(1.18)	(1.17)	(1.20)	(1.30)

Net asset value, end of period	$28.55		$27.73	$27.95	$25.59	$26.97	$24.94

Total return (e)	5.50%		3.50%	14.31%	(0.96)%	13.44%	(1.74)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$261,218		$232,916	$150,896	$337,777	$161,829	$97,258
Ratios to average net assets:
Total expenses	0.10	%(f)	0.12%	0.12%	0.14%	0.15%	0.15%
Net investment income (loss)	4.07	%(f)	4.22%	4.58%	4.29%	4.69%	4.42%
Portfolio turnover rate (g)	10	%(h)	20%	14%	10%	8%	24%

(a)	On October 16, 2017, the SPDR Portfolio Long Term Corporate Bond ETF underwent a 3-for-2 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Treasury ETF (a)
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17		Year Ended 6/30/16	Year Ended 6/30/15		Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$36.05		$39.83		$34.28	$33.16		$32.17	$36.03

Income (loss) from investment operations:
Net investment income (loss) (b)	0.46		0.88		0.90	0.94		0.93	0.88
Net realized and unrealized gain (loss) (c)	0.57		(3.80)		5.52	1.11		0.96	(3.85)

Total from investment operations	1.03		(2.92)		6.42	2.05		1.89	(2.97)

Net equalization credits and charges	0.01		0.02		0.04	0.02		0.02	(0.01)

Other capital (b)	0.00	(d)	(0.00	)(d)	—	(0.00	)(d)	—	—

Distributions to Shareholders from:
Net investment income	(0.56)		(0.88)		(0.91)	(0.95)		(0.92)	(0.88)

Net asset value, end of period	$36.53		$36.05		$39.83	$34.28		$33.16	$32.17

Total return (e)	2.92%		(7.31)%		19.14%	6.21%		6.16%	(8.44)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$741,545		$555,074		$446,122	$164,531		$86,209	$57,908
Ratios to average net assets:
Total expenses.	0.08	%(f)	0.10%		0.10%	0.11%		0.14%	0.14%
Net investment income (loss)	2.54	%(f)	2.39%		2.46%	2.60%		2.95%	2.49%
Portfolio turnover rate (g)	6	%(h)	10%		22%	18%		24%	20%

(a)	On October 16, 2017, the SPDR Portfolio Long Term Treasury ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005. per shares.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Corporate Bond ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$30.62		$30.76		$30.58	$30.76	$30.53	$30.37

Income (loss) from investment operations:
Net investment income (loss) (a)	0.29		0.53		0.48	0.39	0.36	0.40
Net realized and unrealized gain (loss) (b)	(0.15)		(0.14)		0.17	(0.16)	0.29	0.17

Total from investment operations	0.14		0.39		0.65	0.23	0.65	0.57

Net equalization credits and charges	0.00	(c)	(0.01)		0.00 (c)	0.00 (c)	0.00 (c)	0.02

Other capital (a)	0.00	(c)	(0.00	)(c)	—	0.00 (c)	0.00 (c)	0.01

Distributions to Shareholders from:
Net investment income	(0.36)		(0.52)		(0.47)	(0.38)	(0.36)	(0.41)
Net realized gains	—		—		—	(0.03)	(0.06)	(0.03)

Total distributions	(0.36)		(0.52)		(0.47)	(0.41)	(0.42)	(0.44)

Net asset value, end of period	$30.40		$30.62		$30.76	$30.58	$30.76	$30.53

Total return (d)	0.47%		1.25%		2.17%	0.74%	2.14%	1.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,395,652		$2,982,413		$3,965,398	$3,962,876	$3,448,186	$2,940,064
Ratios to average net assets:
Total expenses	0.10	%(e)	0.12%		0.12%	0.12%	0.13%	0.13%
Net investment income (loss)	1.86	%(e)	1.72%		1.56%	1.27%	1.18%	1.30%
Portfolio turnover rate (f)	27	%(g)	67%		56%	46%	43%	46%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Treasury ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16		Year Ended 6/30/15		Year Ended 6/30/14		Year Ended 6/30/13
Net asset value, beginning of period	$30.15		$30.65	$30.23		$30.08		$29.95		$30.10

Income (loss) from investment operations:
Net investment income (loss) (a)	0.19		0.30	0.28		0.23		0.17		0.12
Net realized and unrealized gain (loss) (b)	(0.23)		(0.50)	0.42		0.12		0.13		(0.15)

Total from investment operations	(0.04)		(0.20)	0.70		0.35		0.30		(0.03)

Net equalization credits and charges (a)	0.00	(c)	0.00 (c)	0.00	(c)	0.02		0.00	(c)	0.00 (c)

Other capital (a)	0.00	(c)	0.00 (c)	—		0.00	(c)	—		—

Distributions to Shareholders from:
Net investment income	(0.23)		(0.30)	(0.28)		(0.22)		(0.17)		(0.12)
Net realized gains	—		—	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	—

Total distributions	(0.23)		(0.30)	(0.28)		(0.22)		(0.17)		(0.12)

Net asset value, end of period	$29.88		$30.15	$30.65		$30.23		$30.08		$29.95

Total return (d)	(0.16)%		(0.67)%	2.33%		1.23%		1.00%		(0.10)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$227,050		$138,690	$91,957		$54,413		$12,033		$5,990
Ratios to average net assets:
Total expenses	0.08	%(e)	0.10%	0.10%		0.11%		0.12%		0.12%
Net investment income (loss)	1.25	%(e)	1.00%	0.93%		0.76%		0.57%		0.39%
Portfolio turnover rate (f)	15	%(g)	33%	40%		35%		40%		38%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (Unaudited)

1.	Organization

SPDR Series Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of seventy-eight (78) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with $0.01 par value. The financial statements herein relate to the following series (each a “Fund,” and collectively, the “Funds”):

SPDR Portfolio Aggregate Bond ETF

SPDR Portfolio Intermediate Term Corporate Bond ETF

SPDR Portfolio Long Term Corporate Bond ETF

SPDR Portfolio Long Term Treasury ETF

SPDR Portfolio Short Term Corporate Bond ETF

SPDR Portfolio Short Term Treasury ETF

Each Fund is classified as a non-diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that each Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

•	Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated bid prices.

•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

•	Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ underlying benchmarks. Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2017, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no material transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Inflation-indexed public obligations are income-generating instruments whose interest and principal are periodically adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond and is accounted for as interest income in the Statements of Operations. Deflation may cause dividends to be suspended.

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Paydown gains and losses are recorded as an adjustment to interest income.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Equalization

The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

The following Funds utilized equalization during the period ended December 31, 2017:

SPDR Portfolio Aggregate Bond ETF

SPDR Portfolio Intermediate Term Corporate Bond ETF

SPDR Portfolio Long Term Corporate Bond ETF

SPDR Portfolio Long Term Treasury ETF

SPDR Portfolio Short Term Corporate Bond ETF

SPDR Portfolio Short Term Treasury ETF

Distributions

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities

During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Mortgage Dollar Rolls

The SPDR Portfolio Aggregate Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.

The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The SPDR Portfolio Aggregate Bond ETF receives compensation as consideration for entering into the commitment to repurchase.

The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.

Additionally, the value of such securities may change adversely before the SPDR Portfolio Aggregate Bond ETF is able to repurchase them. There can be no assurance that the use of the cash received from a mortgage dollar roll will provide a return that exceeds its costs. The use of to-be announced (“TBA”) mortgage dollar rolls may cause the SPDR Portfolio Aggregate Bond ETF to experience higher transaction costs.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate*
SPDR Portfolio Aggregate Bond ETF	0.04%
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.07
SPDR Portfolio Long Term Corporate Bond ETF	0.07
SPDR Portfolio Long Term Treasury ETF	0.06
SPDR Portfolio Short Term Corporate Bond ETF	0.07
SPDR Portfolio Short Term Treasury ETF	0.06

*	These annual rates were effective October 16, 2017. Prior to October 16, 2017, the annual rates were 0.08%, 0.12%, 0.12%, 0.10%, 0.12%, and 0.10%, respectively.

The Adviser pays all operating expenses of each Fund other than management fee, brokerage expenses, taxes, interest, the fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Distributor

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Other	Transactions with Affiliates — Securities Lending

State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2016, are disclosed in the Schedules of Investments.

Due to Custodian

In certain circumstances, the Funds may have cash overdrafts with the custodian. The Due to custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds. The SPDR Portfolio Intermediate Term Corporate Bond ETF and SPDR Portfolio Short Term Corporate Bond ETF had overdrafts related to the sales of investment securities.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended December 31, 2017, were as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Portfolio Aggregate Bond ETF	$469,206,882	$359,333,276	$35,478,440	$24,478,233
SPDR Portfolio Intermediate Term Corporate Bond ETF	—	—	234,040,960	200,998,612
SPDR Portfolio Long Term Corporate Bond ETF	—	—	20,310,276	20,770,117
SPDR Portfolio Long Term Treasury ETF	31,860,762	30,010,416	—	—
SPDR Portfolio Short Term Corporate Bond ETF	47,872,500	80,124,805	1,007,506,357	927,465,027
SPDR Portfolio Short Term Treasury ETF	49,935,269	24,809,716	—	—

For the period ended December 31, 2017, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	In-Kind Contribution	In-Kind Redemption	In-Kind Net Realized Gain/(Losses)
SPDR Portfolio Aggregate Bond ETF	$298,272,393	$8,091,076	$282,977
SPDR Portfolio Intermediate Term Corporate Bond ETF	1,270,649,656	680,258,461	5,110,629
SPDR Portfolio Long Term Corporate Bond ETF	117,527,684	96,025,189	2,781,063

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

	In-Kind Contribution	In-Kind Redemption	In-Kind Net Realized Gain/(Losses)
SPDR Portfolio Long Term Treasury ETF	$194,582,728	$18,221,164	$912,983
SPDR Portfolio Short Term Corporate Bond ETF	635,436,084	198,339,378	118,561
SPDR Portfolio Short Term Treasury ETF	88,508,734	—	—

7.	Shareholder Transactions

Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash, except for certain funds that invest in TBAs or mortgage backed securities. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes on Net Assets.

8.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2017, SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Aggregate Bond ETF	$1,612,844,774	$15,869,942	$11,346,361	$4,523,581
SPDR Portfolio Intermediate Term Corporate Bond ETF	2,659,533,837	11,495,475	13,881,015	(2,385,540)
SPDR Portfolio Long Term Corporate Bond ETF	251,285,552	8,899,191	704,665	8,194,526
SPDR Portfolio Long Term Treasury ETF	743,252,081	4,814,053	12,284,208	(7,470,155)
SPDR Portfolio Short Term Corporate Bond ETF	3,439,367,497	566,435	19,183,067	(18,616,632)
SPDR Portfolio Short Term Treasury ETF	235,212,626	1,532	2,273,156	(2,271,624)

9.	Securities Lending

Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of December 31, 2017, and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2017:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
SPDR Portfolio Aggregate Bond ETF	$35,468,783	$28,934,926	$7,235,360	$36,170,286
SPDR Portfolio Intermediate Term Corporate Bond ETF	63,483,972	13,524,823	51,205,158	64,729,981
SPDR Portfolio Long Term Corporate Bond ETF	4,054,916	1,365,905	2,768,538	4,134,443
SPDR Portfolio Long Term Treasury ETF	—	—	—	—
SPDR Portfolio Short Term Corporate Bond ETF	25,982,164	20,804,285	5,713,668	26,517,953
SPDR Portfolio Short Term Treasury ETF	4,456,695	4,545,769	—	4,545,769

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2017:

		Remaining Contractual Maturity of the Agreements As of December 31, 2017
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Aggregate Bond ETF	Corporate Bonds & Notes	$5,131,196	$—	$—	$—	$—	$5,131,196
	U.S. Treasury & Obligations	23,803,730	—	—	—	—	23,803,730

	Total	$28,934,926	$—	$—	$—	$—	$28,934,926

SPDR Portfolio Intermediate Term Corporate Bond ETF	Corporate Bonds & Notes	13,524,823	—	—	—	—	13,524,823
SPDR Portfolio Long Term Corporate Bond ETF	Corporate Bonds & Notes	1,365,905	—	—	—	—	1,365,905
SPDR Portfolio Short Term Corporate Bond ETF	Corporate Bonds & Notes	20,804,285	—	—	—	—	20,804,285
SPDR Portfolio Short Term Treasury Bond ETF	U.S. Treasury Obligations	4,545,769	—	—	—	—	4,545,769

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

10.	Line of Credit

Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed. The following Funds participate in the credit facility:

SPDR Portfolio Aggregate Bond ETF

SPDR Portfolio Intermediate Term Corporate Bond ETF

SPDR Portfolio Long Term Corporate Bond ETF

SPDR Portfolio Short Term Corporate Bond ETF

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate. Prior to October 12, 2017, the Fund and other affiliated funds participated in a $360 million revolving credit facility.

The Funds had no outstanding loans as of December 31, 2017.

11.	Risks

Concentration of Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

Foreign and Emerging Markets Risk

Investing in foreign markets involve risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

12.	Stock Splits

The Board authorized a 2-for-1 split for the SPDR Portfolio Aggregate Bond ETF, effective after the close of trading on October 13, 2017 for the shareholders of record on October 11, 2017. The impact of the stock split was to increase the number of shares outstanding by a factor of 2, while decreasing the NAV of shares outstanding by a factor of 2, resulting in no effect to the net assets of the aforementioned Fund. The Board authorized a 3-for-2 split for SPDR Portfolio Long Term Corporate Bond ETF, effective after the close of trading on October 13, 2017 for the shareholders of record on October 11, 2017. The impact of the stock split was to increase the number of shares outstanding by a factor of 1.5, while decreasing the NAV of shares outstanding by a factor of 1.5, resulting in no effect to the net assets of the aforementioned Fund. The Board authorized a 2-for-1 split for the SPDR Portfolio Long Term Treasury ETF, effective after the close of trading on October 13, 2017 for the shareholders of record on October 11, 2017. The impact of the stock split was to increase the number of shares outstanding by a factor of 2, while decreasing the NAV of shares outstanding by a factor of 2, resulting in no effect to the net assets of the aforementioned Fund.

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

13.	New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

14.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR SERIES TRUST

OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Portfolio Aggregate Bond ETF	0.06%	$1,012.20	$0.30	$1,024.90	$0.31
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.10	1,011.40	0.51	1,024.70	0.51
SPDR Portfolio Long Term Corporate Bond ETF	0.10	1,055.00	0.52	1,024.70	0.51
SPDR Portfolio Long Term Treasury ETF	0.08	1,029.20	0.41	1,024.80	0.41
SPDR Portfolio Short Term Corporate Bond ETF	0.10	1,004.70	0.51	1,024.70	0.51
SPDR Portfolio Short Term Treasury ETF	0.08	998.40	0.40	1,024.80	0.41

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at http://www.spdrs.com.

SPDR SERIES TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

SPDR Series Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce S. Rosenberg, Treasurer

Ann Carpenter, Vice President; Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse D. Hallee, Secretary

Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20006

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust — Fixed Income Funds

For more complete information, please call 866.787.2257 or

visit www.spdrs.com today.

ssga.com   |   spdrs.com

State Street Global Advisors, State Street Financial Center, One Lincoln Street, Boston, MA 02111

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.

Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.

BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.

Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

State Street Global Advisors	© 2018 State Street Corporation - All Rights Reserved SPDRPORTFISAR

Semi-Annual Report

December 31, 2017

SPDR® Series Trust – Fixed Income Funds

SPDR Bloomberg Barclays Intermediate Term Treasury ETF

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SPDR Bloomberg Barclays International Corporate Bond ETF

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SPDR ICE BofAML Crossover Corporate Bond ETF

(formerly, SPDR BofA Merrill Lynch Crossover Corporate Bond ETF)

SPDR Dorsey Wright Fixed Income Allocation ETF

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SPDR Nuveen S&P High Yield Municipal Bond ETF

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

SPDR BLOOMBERG BARCLAYS INTERMEDIATE TERM TREASURY ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings

as of December 31, 2017

Description	% of Net Assets
Treasury Notes 2.5% 5/15/2024	1.8%
Treasury Notes 1.625% 11/15/2022	1.7
Treasury Notes 2.625% 11/15/2020	1.6
Treasury Notes 2% 11/15/2026	1.6
Treasury Notes 1.125% 2/28/2019	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation

as of December 31, 2017

% of Net Assets
U.S. Treasury Obligations	99.4%
Short-Term Investments	2.9
Liabilities in Excess of Other Assets	(2.3)
TOTAL	100.0%

(The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.)

1

SPDR BLOOMBERG BARCLAYS ISSUER SCORED CORPORATE BOND ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings

as of December 31, 2017

Description	% of Net Assets
Prologis L.P. 3.75% 1/11/2025	0.6%
Manulife Financial Corp. 4.15% 3/4/2026	0.5
Historic Tw Inc. 6.625% 5/15/2029	0.5
Svenska Handelsbanken AB. 1.625% 3/21/2018	0.5
Simon Property Group LP. 3.375% 10/1/2024	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation

as of December 31, 2017

% of Net Assets
Corporate Bonds & Notes	98.1%
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%

Sector Breakdown

as of December 31, 2017

% of Net Assets
Financial	30.3%
Consumer, Non-cyclical	16.4
Industrial	10.8
Communications	8.3
Energy	8.0
Utilities	7.5
Consumer, Cyclical	6.9
Technology	5.5
Basic Materials	4.1
Short-Term Investments	2.2
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.)

*	Amount is less than 0.05% of net assets.

2

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings

as of December 31, 2017

Description	% of Net Assets
Federal National Mortgage Association TBA 3.5% 1/18/2048	1.5%
Government National Mortgage Association TBA 3.5% 1/24/2048	1.3
Government National Mortgage Association 3% 9/20/2046	1.0
Government National Mortgage Association 3% 9/20/2046	0.9
Federal National Mortgage Association 3% 9/1/2045	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Allocation By Issuer

as of December 31, 2017

% of Total Investments
Federal National Mortgage Association	40.5%
Government National Mortgage Association	27.1
Federal Home Loan Mortgage Corp.	26.0
TOTAL	93.6%

(The Fund’s asset allocation is expressed as a percentage of total investments and may change over time.)

3

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings

as of December 31, 2017

Description	% of Net Assets
Government of Japan 5 Year Bond 0.1% 12/20/2019	2.4%
Government of Japan 5 Year Bond 0.1% 9/20/2020	2.2
Government of Japan 5 Year Bond 0.1% 3/20/2020	2.0
Government of Japan 5 Year Bond 0.1% 6/20/2020	1.9
South Korea Treasury Bond 2% 3/10/2020	1.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation

as of December 31, 2017

% of Net Assets
Foreign Government Obligations	98.5%
Short-Term Investments	0.0 *
Other Assets in Excess of Liabilities	1.5
TOTAL	100.0%

*	Amount is less than 0.05% of net assets.

Top 10 Countries

as of December 31, 2017

% of Total Investments
Japan	23.3%
France	6.0
Italy	6.0
Germany	4.9
Australia	4.7
Canada	4.7
Spain	4.6
Netherlands	4.6
United Kingdom	4.6
South Korea	3.9
TOTAL	67.3%

(The Fund’s asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

4

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings

as of December 31, 2017

Description	% of Net Assets
Deutsche Bank AG 1.125% 3/17/2025	0.7%
Vodafone Group PLC 2.2% 8/25/2026	0.5
Cooperatieve Rabobank UA 4.125% 1/14/2020	0.5
Anheuser-Busch InBev NV 2% 3/17/2028	0.5
Panasonic Corp. 0.387% 3/19/2020	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation

as of December 31, 2017

% of Net Assets
Corporate Bonds & Notes	97.9%
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	2.0
TOTAL	100.0%

Top 10 Countries

as of December 31, 2017

% of Total Investments
United States	28.3%
France	14.3
United Kingdom	12.3
Germany	10.4
Netherlands	8.5
Spain	5.6
Italy	5.5
Switzerland	3.8
Belgium	2.4
Sweden	2.3
TOTAL	93.4%

(The Fund’s asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

5

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings

as of December 31, 2017

Description	% of Net Assets
Morgan Stanley. 2.21% 2/14/2020	0.8%
Morgan Stanley. 2.54% 1/20/2022	0.8
Goldman Sachs Group, Inc. 2.52% 11/15/2018	0.7
UBS AG London. 2.10% 6/8/2020	0.6
JPMorgan Chase + Co. 2.27% 1/25/2018	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation

as of December 31, 2017

% of Net Assets
Corporate Bonds & Notes	85.4%
Foreign Government Obligations	13.6
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%

Sector Breakdown

as of December 31, 2017

% of Total Investments
Financial	54.5%
U.S. Government Securities	11.8
Consumer, Cyclical	8.9
Consumer, Non-cyclical	5.7
Energy	4.6
Communications	4.4
Technology	4.3
Industrial	2.7
Utilities	0.6
Basic Materials	0.2
Short-Term Investments	2.4
TOTAL	100.0%

(The Fund’s asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

6

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF —

PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings

as of December 31, 2017

Description	% of Net Assets
HCA, Inc. 5.375% 2/1/2025	0.5%
Anheuser-Busch InBev Finance, Inc. 4.9% 2/1/2046	0.5
Charter Communications Operating LLC/Charter Communications Operating Capital 4.2% 3/15/2028	0.5
Capital One NA. 1.65% 2/5/2018	0.4
AT&T Inc. 1.75% 1/15/2018	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation

as of December 31, 2017

% of Net Assets
Corporate Bonds & Notes	97.6%
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%

Sector Breakdown

as of December 31, 2017

% of Total Investments
Financial	17.6%
Communications	17.2
Consumer, Non-cyclical	14.2
Consumer, Cyclical	13.8
Energy	13.5
Industrial	6.6
Basic Materials	6.1
Technology	5.5
Utilities	4.3
Diversified	0.1
Short-Term Investments	1.1
TOTAL	100.0%

(The Fund’s asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

7

SPDR DORSEY WRIGHT FIXED INCOME ALLOCATION ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings

as of December 31, 2017

Description	% of Net Assets
SPDR Bloomberg Barclays Convertible Securities ETF	26.1%
SPDR Bloomberg Barclays High Yield Bond ETF	25.8
SPDR Wells Fargo Preferred Stock ETF	25.5
SPDR Bloomberg Barclays Emerging Markets ETF	22.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Class Breakdown

as of December 31, 2017

% of Net Assets
Hybrids	51.6%
High Yield	25.8
Emerging Markets	22.6
Short-Term Investments	8.3
Liabilities in Excess of Other Assets	(8.3)
TOTAL	100.0%

(The Fund’s asset class breakdown is expressed as a percentage of net assets and may change over time.)

8

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings

as of December 31, 2017

Description	% of Net Assets
Brazil Letras do Tesouro Nacional Zero coupon 7/1/2020	2.0%
Colombian TES. 7.5% 8/26/2026	1.4
Brazil Letras do Tesouro Nacional. Zero coupon 7/1/2021	1.3
Brazil Notas do Tesouro Nacional Serie F. 10% 1/1/2021	1.3
Brazil Letras do Tesouro Nacional. Zero coupon 4/1/2019	1.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation

as of December 31, 2017

% of Net Assets
Foreign Government Obligations	97.4%
Short-Term Investments	0.4
Other Assets in Excess of Liabilities	2.2
TOTAL	100.0%

Top Ten Countries

as of December 31, 2017

% of Total Investments
Brazil	12.3%
South Korea	12.1
Indonesia	7.6
Malaysia	7.4
Thailand	6.6
Russia	4.7
Mexico	4.7
Poland	4.5
Turkey	4.5
South Africa	4.5
TOTAL	68.9%

(The Fund’s asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

9

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings

as of December 31, 2017

Description	% of Net Assets
California, Golden State Tobacco Securitization Corp., Revenue, Series A-1. 5% 6/1/2033	1.1%
New York Liberty Development Corp., Revenue, Series 1. 5% 11/15/2044	1.0
Tobacco Settlement Financing Corp., NJ, Revenue, Series 1A. 5% 6/1/2041	0.9
Children’s Trust Fund, Tobacco Settlement Revenue. 5.625% 5/15/2043	0.9
Metropolitan Pier & Exposition Authority Revenue, Series B. 4.25% 6/15/2042	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation

as of December 31, 2017

% of Net Assets
Municipal Bonds & Notes	97.9%
Short-Term Investments	0.9
Other Assets in Excess of Liabilities	1.2
TOTAL	100.0%

Top Ten States

as of December 31, 2017

% of Total Investments
California	13.3%
Illinois	9.9
New Jersey	7.4
Florida	6.5
New York	6.2
Texas	5.7
Ohio	5.3
Pennsylvania	3.9
Colorado	3.8
Puerto Rico	3.6
TOTAL	65.6%

(The Fund’s asset allocation and top ten states are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

10

SPDR Bloomberg Barclays Intermediate Term Treasury ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Bonds:
6.00%, 2/15/2026	$776,800	$984,687
6.13%, 11/15/2027	983,400	1,303,418
6.25%, 8/15/2023	315,600	382,293
6.38%, 8/15/2027	523,600	702,582
6.50%, 11/15/2026	428,900	569,716
6.63%, 2/15/2027	330,800	445,935
6.75%, 8/15/2026	395,200	530,133
6.88%, 8/15/2025	705,500	928,586
7.13%, 2/15/2023	350,500	433,544
7.25%, 8/15/2022	1,318,600	1,614,362
7.50%, 11/15/2024	140,900	187,146
7.63%, 11/15/2022	120,500	150,874
7.63%, 2/15/2025	2,012,800	2,710,899
7.88%, 2/15/2021	93,700	110,410
8.00%, 11/15/2021	228,600	278,574
8.13%, 8/15/2019	208,900	229,642
8.13%, 5/15/2021	67,600	80,913
8.13%, 8/15/2021	2,883,000	3,491,371
8.50%, 2/15/2020	93,700	106,647
8.75%, 5/15/2020	74,400	86,301
8.75%, 8/15/2020	403,300	473,127
8.88%, 2/15/2019	142,000	153,178
Treasury Notes:
0.75%, 2/15/2019	4,266,200	4,214,750
0.75%, 7/15/2019	1,752,800	1,723,335
0.75%, 8/15/2019	1,579,300	1,551,410
0.88%, 4/15/2019	1,808,700	1,786,308
0.88%, 5/15/2019	3,250,800	3,208,117
0.88%, 6/15/2019	1,579,300	1,557,221
0.88%, 7/31/2019	899,300	885,685
0.88%, 9/15/2019	1,904,100	1,872,340
1.00%, 3/15/2019	2,732,500	2,705,257
1.00%, 6/30/2019	310,400	306,539
1.00%, 8/31/2019	2,103,800	2,074,073
1.00%, 9/30/2019	3,896,700	3,839,146
1.00%, 10/15/2019	3,818,600	3,760,252
1.00%, 11/15/2019	1,716,400	1,688,835
1.00%, 11/30/2019	3,179,400	3,127,131
1.13%, 1/15/2019	5,900,600	5,858,116
1.13%, 1/31/2019	2,507,700	2,488,867
1.13%, 2/28/2019	10,378,800	10,293,175
1.13%, 5/31/2019	330,000	326,697
1.13%, 12/31/2019	541,500	533,453
1.13%, 3/31/2020	1,016,300	998,921
1.13%, 4/30/2020	3,717,400	3,651,305
1.13%, 2/28/2021	3,366,400	3,273,824
1.13%, 6/30/2021	2,172,200	2,103,928
1.13%, 7/31/2021	4,838,900	4,680,281
1.13%, 8/31/2021	2,645,900	2,556,151
1.13%, 9/30/2021	1,716,400	1,656,257
1.25%, 1/31/2019	2,633,100	2,616,591
1.25%, 3/31/2019	1,893,000	1,879,030
1.25%, 4/30/2019	8,489,400	8,422,079
1.25%, 5/31/2019	7,013,500	6,955,639
1.25%, 6/30/2019	3,799,100	3,765,440
1.25%, 8/31/2019	785,000	777,048
1.25%, 10/31/2019	2,886,100	2,853,747
1.25%, 1/31/2020	3,141,100	3,099,732
1.25%, 2/29/2020	470,200	463,787
1.25%, 3/31/2021	2,784,600	2,716,043
1.25%, 10/31/2021	2,245,700	2,175,859
1.25%, 7/31/2023	2,195,700	2,080,689
1.38%, 2/28/2019	1,007,800	1,002,338
1.38%, 7/31/2019	1,057,100	1,049,203
1.38%, 9/30/2019	1,027,300	1,018,455
1.38%, 12/15/2019	1,100,500	1,089,715
1.38%, 1/15/2020	1,954,300	1,934,210
1.38%, 1/31/2020	1,666,200	1,648,588
1.38%, 2/15/2020	3,942,800	3,899,548
1.38%, 2/29/2020	2,037,200	2,014,404
1.38%, 3/31/2020	2,502,700	2,473,418
1.38%, 4/30/2020	2,645,400	2,612,624
1.38%, 5/31/2020	2,032,500	2,006,504
1.38%, 8/31/2020	7,937,600	7,822,346
1.38%, 9/15/2020 (a)	1,284,300	1,266,037
1.38%, 9/30/2020	2,525,700	2,487,385
1.38%, 10/31/2020	4,396,300	4,325,388
1.38%, 1/31/2021	3,985,400	3,909,717
1.38%, 4/30/2021	3,296,400	3,225,297
1.38%, 5/31/2021	4,780,900	4,673,712
1.38%, 6/30/2023	2,233,400	2,133,768
1.38%, 8/31/2023	3,037,100	2,895,632
1.38%, 9/30/2023	4,884,800	4,653,456
1.50%, 1/31/2019	3,315,400	3,303,465
1.50%, 2/28/2019	3,656,500	3,642,130
1.50%, 3/31/2019	243,500	242,468
1.50%, 5/31/2019	2,891,600	2,877,113
1.50%, 10/31/2019	5,535,400	5,497,704
1.50%, 11/30/2019	3,598,000	3,571,843
1.50%, 4/15/2020	1,893,000	1,875,357
1.50%, 5/15/2020	1,892,900	1,874,766
1.50%, 5/31/2020	4,720,600	4,674,291
1.50%, 6/15/2020	535,500	530,118
1.50%, 7/15/2020	2,554,000	2,526,749
1.50%, 8/15/2020	1,832,100	1,812,020
1.50%, 1/31/2022	6,280,400	6,126,279
1.50%, 2/28/2023	2,439,400	2,354,045
1.50%, 3/31/2023	1,802,700	1,737,911
1.50%, 8/15/2026	8,776,300	8,165,294
1.63%, 3/31/2019	2,073,600	2,067,607
1.63%, 4/30/2019	2,870,700	2,861,944
1.63%, 6/30/2019	2,071,900	2,064,690
1.63%, 7/31/2019	3,260,200	3,248,235
1.63%, 8/31/2019	2,350,300	2,340,805
1.63%, 12/31/2019	2,631,800	2,618,115
1.63%, 3/15/2020	1,562,800	1,553,345
1.63%, 6/30/2020	3,617,700	3,591,110
1.63%, 7/31/2020	3,071,700	3,048,202
1.63%, 10/15/2020	4,023,500	3,987,812
1.63%, 11/30/2020	5,149,700	5,098,357
1.63%, 8/15/2022	3,250,200	3,174,340
1.63%, 8/31/2022	3,611,700	3,522,455
1.63%, 11/15/2022	11,876,000	11,573,162
1.63%, 4/30/2023	4,295,800	4,164,950
1.63%, 5/31/2023	2,427,500	2,351,446
1.63%, 10/31/2023	1,507,800	1,455,886

See accompanying notes to financial statements.

11

SPDR Bloomberg Barclays Intermediate Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
1.63%, 2/15/2026	$4,805,900	$4,538,404
1.63%, 5/15/2026	5,173,000	4,873,225
1.75%, 9/30/2019	4,169,600	4,160,552
1.75%, 11/30/2019	1,229,200	1,226,078
1.75%, 10/31/2020	5,003,000	4,974,883
1.75%, 11/15/2020 (a)	1,966,600	1,955,351
1.75%, 12/31/2020	3,324,800	3,302,058
1.75%, 11/30/2021	2,188,400	2,158,134
1.75%, 2/28/2022	6,760,100	6,657,143
1.75%, 3/31/2022	5,132,500	5,048,943
1.75%, 4/30/2022	3,327,600	3,270,166
1.75%, 5/15/2022	1,805,800	1,776,564
1.75%, 5/31/2022	2,869,400	2,819,329
1.75%, 6/30/2022	3,374,400	3,313,762
1.75%, 9/30/2022	1,594,200	1,562,316
1.75%, 1/31/2023	2,195,500	2,146,343
1.75%, 5/15/2023	3,826,500	3,732,789
1.88%, 12/31/2019	1,000,000	999,680
1.88%, 6/30/2020	366,600	366,134
1.88%, 12/15/2020	2,000,000	1,994,180
1.88%, 11/30/2021	2,772,600	2,750,253
1.88%, 1/31/2022	3,551,700	3,515,437
1.88%, 2/28/2022	3,050,500	3,017,646
1.88%, 3/31/2022	3,505,700	3,466,121
1.88%, 4/30/2022	5,427,300	5,362,878
1.88%, 5/31/2022	4,720,600	4,666,974
1.88%, 7/31/2022	3,171,000	3,128,287
1.88%, 8/31/2022	7,536,000	7,430,345
1.88%, 9/30/2022	2,670,800	2,632,287
1.88%, 10/31/2022	3,623,800	3,571,436
1.88%, 8/31/2024 (a)	2,617,000	2,547,021
2.00%, 7/31/2020	1,057,600	1,059,387
2.00%, 9/30/2020	3,613,400	3,618,423
2.00%, 11/30/2020	7,215,200	7,222,127
2.00%, 2/28/2021	5,846,500	5,843,401
2.00%, 5/31/2021	2,916,800	2,912,133
2.00%, 8/31/2021	6,803,400	6,781,425
2.00%, 10/31/2021	5,552,300	5,529,980
2.00%, 11/15/2021	2,093,800	2,087,644
2.00%, 12/31/2021	2,609,600	2,596,761
2.00%, 2/15/2022	3,010,800	2,996,559
2.00%, 7/31/2022	2,182,200	2,165,812
2.00%, 10/31/2022	6,334,900	6,280,546
2.00%, 11/30/2022 (a)	6,152,500	6,096,881
2.00%, 2/15/2023	4,649,300	4,601,598
2.00%, 4/30/2024	2,531,400	2,485,734
2.00%, 5/31/2024	2,086,800	2,048,027
2.00%, 6/30/2024	2,827,200	2,773,285
2.00%, 2/15/2025	7,326,500	7,162,093
2.00%, 8/15/2025	5,495,200	5,357,325
2.00%, 11/15/2026	11,427,900	11,060,494
2.13%, 8/31/2020	7,438,900	7,473,937
2.13%, 1/31/2021	6,178,000	6,199,747
2.13%, 6/30/2021	1,289,200	1,291,843
2.13%, 8/15/2021	9,321,200	9,334,157
2.13%, 9/30/2021	5,799,400	5,803,460
2.13%, 12/31/2021	3,272,700	3,273,616
2.13%, 6/30/2022	1,678,500	1,675,412
2.13%, 12/31/2022	5,298,500	5,277,359
2.13%, 11/30/2023	2,167,700	2,150,228
2.13%, 2/29/2024	2,587,900	2,562,590
2.13%, 3/31/2024	1,893,000	1,873,824
2.13%, 7/31/2024	1,215,800	1,201,587
2.13%, 9/30/2024	2,568,100	2,535,973
2.13%, 11/30/2024	2,704,200	2,668,748
2.13%, 5/15/2025	7,604,600	7,488,782
2.25%, 3/31/2021	4,053,100	4,080,134
2.25%, 4/30/2021	2,804,200	2,822,792
2.25%, 7/31/2021	5,781,600	5,815,885
2.25%, 12/31/2023	3,086,700	3,081,298
2.25%, 1/31/2024	4,659,800	4,649,968
2.25%, 10/31/2024	5,508,600	5,483,205
2.25%, 11/15/2024	4,719,600	4,695,436
2.25%, 12/31/2024	2,750,000	2,735,398
2.25%, 11/15/2025	5,120,800	5,075,993
2.25%, 2/15/2027	7,050,100	6,959,154
2.25%, 8/15/2027	6,921,900	6,825,547
2.25%, 11/15/2027 (a)	4,060,800	4,004,233
2.38%, 12/31/2020	2,904,500	2,937,495
2.38%, 8/15/2024	6,180,600	6,201,428
2.38%, 5/15/2027	10,244,200	10,216,131
2.50%, 8/15/2023	4,298,400	4,358,105
2.50%, 5/15/2024	12,543,500	12,686,496
2.63%, 8/15/2020	2,501,100	2,544,819
2.63%, 11/15/2020	10,924,200	11,121,381
2.75%, 2/15/2019	2,391,500	2,415,558
2.75%, 11/15/2023	6,466,000	6,641,810
2.75%, 2/15/2024	4,503,800	4,622,385
3.13%, 5/15/2019	3,240,200	3,295,542
3.13%, 5/15/2021	2,601,000	2,691,697
3.38%, 11/15/2019	4,046,200	4,157,390
3.50%, 5/15/2020	2,314,200	2,398,576
3.63%, 8/15/2019	5,323,700	5,471,645
3.63%, 2/15/2020	6,516,900	6,749,878
3.63%, 2/15/2021	3,707,600	3,888,271

TOTAL U.S. TREASURY OBLIGATIONS (Cost $707,877,406)		697,240,422

	Shares
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c)	6,845,015	6,845,015
State Street Navigator Securities Lending Government Money Market Portfolio (b) (d)	13,013,644	13,013,644

TOTAL SHORT-TERM INVESTMENTS (Cost $19,858,659)		19,858,659

TOTAL INVESTMENTS — 102.3% (Cost $727,736,065)		717,099,081
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(15,856,142)

NET ASSETS — 100.0%		$701,242,939

See accompanying notes to financial statements.

12

SPDR Bloomberg Barclays Intermediate Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.
(d)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$697,240,422	$—	$697,240,422
Short-Term Investments	19,858,659	—	—	19,858,659

TOTAL INVESTMENTS	$19,858,659	$697,240,422	$—	$717,099,081

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,972,982	$8,972,982	$45,067,237	$47,195,204	$—	$—	6,845,015	$6,845,015	$7,239
State Street Navigator Securities Lending Government Money Market Portfolio	2,716,993	2,716,993	73,198,916	62,902,265	—	—	13,013,644	13,013,644	19,850

TOTAL		$11,689,975	$118,266,153	$110,097,469	$—	$—		$19,858,659	$27,089

See accompanying notes to financial statements.

13

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.1%
ADVERTISING — 0.9%
Interpublic Group of Cos., Inc.:
4.00%, 3/15/2022	$11,000	$11,370
4.20%, 4/15/2024	38,000	39,811
Omnicom Group, Inc.:
3.63%, 5/1/2022	38,000	39,285
6.25%, 7/15/2019	11,000	11,635
WPP Finance 2010:
3.63%, 9/7/2022	19,000	19,566
5.63%, 11/15/2043	38,000	43,906

		165,573

AEROSPACE & DEFENSE — 2.3%
Boeing Capital Corp. 2.90%, 8/15/2018	4,000	4,024
Boeing Co.:
2.80%, 3/1/2027	38,000	37,661
5.88%, 2/15/2040	4,000	5,332
Embraer Netherlands Finance B.V.:
5.05%, 6/15/2025	39,000	41,513
5.40%, 2/1/2027	27,000	29,354
General Dynamics Corp. 2.25%, 11/15/2022	22,000	21,700
Harris Corp.:
2.00%, 4/27/2018	22,000	21,977
5.05%, 4/27/2045	38,000	44,523
L3 Technologies, Inc.:
3.85%, 12/15/2026	19,000	19,552
4.75%, 7/15/2020	5,000	5,259
5.20%, 10/15/2019	38,000	39,806
Lockheed Martin Corp. 4.07%, 12/15/2042	8,000	8,464
Northrop Grumman Corp.:
3.50%, 3/15/2021	38,000	39,154
4.75%, 6/1/2043	19,000	21,895
Raytheon Co.:
3.13%, 10/15/2020	11,000	11,260
4.88%, 10/15/2040	4,000	4,819
Rockwell Collins, Inc. 5.25%, 7/15/2019	38,000	39,652
United Technologies Corp.:
3.10%, 6/1/2022	4,000	4,075
4.15%, 5/15/2045	8,000	8,512
4.50%, 4/15/2020	11,000	11,532
5.70%, 4/15/2040	8,000	10,188
6.13%, 7/15/2038	5,000	6,633

		436,885

AGRICULTURE — 1.2%
Altria Group, Inc.:
2.63%, 1/14/2020	19,000	19,123
4.00%, 1/31/2024	8,000	8,498
4.50%, 5/2/2043	5,000	5,435
5.38%, 1/31/2044	16,000	19,435
9.25%, 8/6/2019	5,000	5,545
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	38,000	36,182
4.02%, 4/16/2043	19,000	20,052
Bunge, Ltd. Finance Corp. 3.75%, 9/25/2027	22,000	21,669
Philip Morris International, Inc.:
2.90%, 11/15/2021	38,000	38,427
3.88%, 8/21/2042	3,000	2,995
Reynolds American, Inc.:
2.30%, 6/12/2018	19,000	19,022
5.85%, 8/15/2045	19,000	23,704
6.88%, 5/1/2020	19,000	20,826

		240,913

AIRLINES — 0.7%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	12,401	13,075
American Airlines 2015-1 Class A Pass Through Trust 3.38%, 11/1/2028	14,937	14,918
Delta Air Lines 2007-1 Pass Through Trust, Class A Series 071A, 6.82%, 2/10/2024	34,868	39,519
Southwest Airlines Co. 2.75%, 11/6/2019	38,000	38,286
United Airlines 2014-1 Pass Through Trust, Class A Series A, 4.00%, 10/11/2027	9,464	9,828
United Airlines 2014-2 Pass Through Trust, Class A Series A, 3.75%, 3/3/2028	9,738	9,993

		125,619

APPAREL — 0.2%
NIKE, Inc.:
2.25%, 5/1/2023	16,000	15,915
3.63%, 5/1/2043	24,000	24,092
VF Corp. 6.45%, 11/1/2037	5,000	6,544

		46,551

AUTO MANUFACTURERS — 0.7%
American Honda Finance Corp. Series MTN, 2.25%, 8/15/2019	76,000	76,106
Daimler Finance North America LLC 8.50%, 1/18/2031	21,000	31,748
General Motors Co. 4.88%, 10/2/2023	13,000	14,073
General Motors Financial Co., Inc.: 3.70%, 11/24/2020	11,000	11,289
4.00%, 1/15/2025	10,000	10,296

		143,512

AUTO PARTS & EQUIPMENT — 0.8%
Aptiv PLC 4.25%, 1/15/2026	38,000	40,294
BorgWarner, Inc.:
4.38%, 3/15/2045	19,000	19,649
4.63%, 9/15/2020	19,000	19,961
Lear Corp. 5.38%, 3/15/2024	38,000	40,199
Magna International, Inc. 4.15%, 10/1/2025	38,000	40,407

		160,510

BANKS — 8.4%
Bank of America Corp.:
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (a) (b)	32,000	32,072
Series MTN, 4.00%, 4/1/2024	11,000	11,618
Series MTN, 5.00%, 1/21/2044	16,000	19,333

See accompanying notes to financial statements.

14

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Bank of Montreal:
Series MTN, 1.50%, 7/18/2019	$38,000	$37,591
Series MTN, 1.90%, 8/27/2021	38,000	37,203
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	11,000	11,386
Series MTN, 2.30%, 9/11/2019	19,000	19,036
Series MTN, 2.60%, 8/17/2020	38,000	38,291
Bank of Nova Scotia:
2.80%, 7/21/2021	38,000	38,318
Series BKNT, 1.95%, 1/15/2019	38,000	37,940
Barclays PLC 3.65%, 3/16/2025	8,000	8,007
BB&T Corp. Series MTN, 2.75%, 4/1/2022	38,000	38,278
BNP Paribas SA:
2.38%, 5/21/2020	76,000	76,073
Series BKNT, 5.00%, 1/15/2021	11,000	11,807
Branch Banking & Trust Co. Series BKNT, 1.45%, 5/10/2019	19,000	18,827
Capital One Financial Corp. 4.75%, 7/15/2021	3,000	3,203
Citigroup, Inc. 4.50%, 1/14/2022 (c)	19,000	20,224
Citizens Bank NA/Providence 2.25%, 3/2/2020	76,000	75,584
Commonwealth Bank of Australia Series GMTN, 2.30%, 3/12/2020	57,000	56,908
Credit Suisse AG Series MTN, 4.38%, 8/5/2020	3,000	3,142
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045	38,000	43,727
Discover Bank Series BKNT, 4.25%, 3/13/2026	19,000	19,808
Goldman Sachs Group, Inc.:
2.90%, 7/19/2018	11,000	11,050
3.63%, 1/22/2023	3,000	3,090
5.25%, 7/27/2021	8,000	8,671
HSBC Holdings PLC 4.00%, 3/30/2022	11,000	11,498
Huntington National Bank 2.88%, 8/20/2020	38,000	38,294
ING Groep NV 3.95%, 3/29/2027	38,000	39,716
Intesa Sanpaolo SpA 5.25%, 1/12/2024	22,000	24,063
JPMorgan Chase & Co.:
3.20%, 1/25/2023	3,000	3,057
4.25%, 10/15/2020	30,000	31,438
4.50%, 1/24/2022	19,000	20,329
5.50%, 10/15/2040	16,000	20,221
KeyBank NA Series BKNT, 1.60%, 8/22/2019	50,000	49,443
Lloyds Bank PLC 6.38%, 1/21/2021	22,000	24,424
Lloyds Banking Group PLC 3.10%, 7/6/2021	76,000	76,775
Mitsubishi UFJ Financial Group, Inc. 2.95%, 3/1/2021	38,000	38,345
Morgan Stanley:
6.38%, 7/24/2042	8,000	11,120
Series GMTN, 2.38%, 7/23/2019	38,000	38,022
Series MTN, 6.25%, 8/9/2026	8,000	9,567
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	11,000	11,199
National Australia Bank, Ltd. 1.38%, 7/12/2019	38,000	37,520
Royal Bank of Canada:
Series GMTN, 1.80%, 7/30/2018	76,000	75,907
Series GMTN, 2.20%, 7/27/2018	11,000	11,016
Royal Bank of Scotland Group PLC 3.88%, 9/12/2023	76,000	77,295
Santander Holdings USA, Inc. 3.70%, 3/28/2022 (a)	38,000	38,503
Santander UK PLC 3.05%, 8/23/2018	19,000	19,130
Sumitomo Mitsui Financial Group, Inc. 2.63%, 7/14/2026	38,000	36,016
Svenska Handelsbanken AB Series MTN, 1.63%, 3/21/2018	93,000	92,974
Toronto-Dominion Bank Series MTN, 2.25%, 11/5/2019	38,000	38,012
UBS AG Series GMTN, 2.38%, 8/14/2019	19,000	19,005
US Bancorp:
Series MTN, 2.20%, 4/25/2019	19,000	19,038
Series MTN, 3.70%, 1/30/2024	19,000	19,956
Westpac Banking Corp. Series GMTN, 1.60%, 1/12/2018	22,000	21,999

		1,635,069

BEVERAGES — 1.3%
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	8,000	7,796
8.00%, 11/15/2039	3,000	4,725
Coca-Cola Co. 2.88%, 10/27/2025	30,000	30,042
Coca-Cola European Partners US LLC 3.50%, 9/15/2020	19,000	19,460
Constellation Brands, Inc. 4.75%, 11/15/2024	76,000	83,253
Diageo Capital PLC:
1.13%, 4/29/2018	19,000	18,956
2.63%, 4/29/2023	11,000	10,985
Diageo Investment Corp. 2.88%, 5/11/2022	38,000	38,529
Dr Pepper Snapple Group, Inc. 7.45%, 5/1/2038	6,000	8,697
PepsiCo, Inc.:
3.13%, 11/1/2020	11,000	11,274
3.60%, 3/1/2024	8,000	8,392
4.60%, 7/17/2045	8,000	9,268

		251,377

BIOTECHNOLOGY — 1.0%
Amgen, Inc.:
2.20%, 5/11/2020	38,000	37,862
6.38%, 6/1/2037	5,000	6,470
6.90%, 6/1/2038	16,000	21,764
Biogen, Inc.:
3.63%, 9/15/2022	19,000	19,668
5.20%, 9/15/2045	3,000	3,567
Celgene Corp.:
2.25%, 5/15/2019	38,000	37,944
2.88%, 8/15/2020	8,000	8,075
4.63%, 5/15/2044	38,000	40,600

See accompanying notes to financial statements.

15

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Gilead Sciences, Inc. 4.50%, 2/1/2045	$16,000	$17,762

		193,712

CHEMICALS — 1.9%
Agrium, Inc.:
3.15%, 10/1/2022	11,000	11,124
4.90%, 6/1/2043	8,000	8,923
6.13%, 1/15/2041	5,000	6,350
Air Products & Chemicals, Inc. 4.38%, 8/21/2019	11,000	11,368
Dow Chemical Co. 8.55%, 5/15/2019	38,000	41,125
Eastman Chemical Co. 2.70%, 1/15/2020	41,000	41,264
EI du Pont de Nemours & Co.:
2.20%, 5/1/2020	25,000	24,966
4.15%, 2/15/2043 (c)	8,000	8,253
4.63%, 1/15/2020	3,000	3,144
5.75%, 3/15/2019 (c)	8,000	8,326
LYB International Finance B.V.:
4.00%, 7/15/2023	22,000	23,061
5.25%, 7/15/2043	5,000	5,822
Methanex Corp. 4.25%, 12/1/2024	19,000	19,220
Monsanto Co.:
3.38%, 7/15/2024	8,000	8,122
3.60%, 7/15/2042	7,000	6,413
3.95%, 4/15/2045	38,000	37,236
Mosaic Co. 4.88%, 11/15/2041	5,000	4,972
Potash Corp. of Saskatchewan, Inc. 4.88%, 3/30/2020	11,000	11,513
PPG Industries, Inc. 3.60%, 11/15/2020 (c)	19,000	19,568
Praxair, Inc. 2.65%, 2/5/2025	19,000	18,802
RPM International, Inc.:
3.45%, 11/15/2022	11,000	11,276
6.13%, 10/15/2019	5,000	5,321
Sherwin-Williams Co. 4.55%, 8/1/2045	33,000	35,906

		372,075

COMMERCIAL SERVICES — 1.1%
Block Financial LLC 4.13%, 10/1/2020	38,000	39,085
Ecolab, Inc.:
3.25%, 12/1/2027 (a)	35,000	34,955
4.35%, 12/8/2021	9,000	9,571
5.50%, 12/8/2041	3,000	3,749
Equifax, Inc. 3.30%, 12/15/2022	22,000	21,920
Moody’s Corp. 5.50%, 9/1/2020	11,000	11,849
S&P Global, Inc. 4.40%, 2/15/2026	11,000	11,880
Verisk Analytics, Inc. 4.00%, 6/15/2025	16,000	16,621
Western Union Co.:
5.25%, 4/1/2020	43,000	45,321
6.20%, 6/21/2040	19,000	20,447

		215,398

CONSTRUCTION MATERIALS — 0.8%
Johnson Controls International PLC:
4.63%, 7/2/2044 (d)	11,000	12,106
3.63%, 7/2/2024 (d)	8,000	8,292
Masco Corp. 4.38%, 4/1/2026	76,000	80,098
Vulcan Materials Co.:
3.90%, 4/1/2027	16,000	16,360
4.50%, 4/1/2025	40,000	42,635

		159,491

DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc. 4.60%, 6/15/2045	19,000	20,908

DIVERSIFIED FINANCIAL SERVICES — 4.7%
Air Lease Corp.:
2.13%, 1/15/2018	19,000	18,999
3.00%, 9/15/2023	43,000	42,698
3.38%, 1/15/2019	11,000	11,107
3.88%, 4/1/2021	5,000	5,176
American Express Credit Corp. Series F, 2.60%, 9/14/2020	13,000	13,077
Ameriprise Financial, Inc.:
4.00%, 10/15/2023	27,000	28,742
5.30%, 3/15/2020	11,000	11,667
7.30%, 6/28/2019	5,000	5,359
BlackRock, Inc.:
3.20%, 3/15/2027	38,000	38,463
3.50%, 3/18/2024	19,000	19,786
Series 2, 5.00%, 12/10/2019	38,000	39,995
Brookfield Finance LLC 4.00%, 4/1/2024	38,000	39,323
Charles Schwab Corp.:
3.23%, 9/1/2022	11,000	11,180
4.45%, 7/22/2020	27,000	28,407
CME Group, Inc.:
3.00%, 3/15/2025	30,000	30,442
5.30%, 9/15/2043	11,000	14,102
E*TRADE Financial Corp.:
2.95%, 8/24/2022	38,000	37,660
3.80%, 8/24/2027	38,000	37,962
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	38,000	38,631
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	19,000	20,260
International Lease Finance Corp.:
6.25%, 5/15/2019	38,000	39,859
7.13%, 9/1/2018 (a)	19,000	19,605
Invesco Finance PLC:
4.00%, 1/30/2024	16,000	16,853
5.38%, 11/30/2043	8,000	9,889
Jefferies Group LLC:
5.13%, 1/20/2023	8,000	8,652
6.50%, 1/20/2043	3,000	3,516
Lazard Group LLC 4.25%, 11/14/2020	75,000	78,204
Legg Mason, Inc. 5.63%, 1/15/2044	8,000	8,947
Mastercard, Inc. 2.00%, 4/1/2019	19,000	18,993
Nasdaq, Inc.:
3.85%, 6/30/2026	3,000	3,082
4.25%, 6/1/2024	19,000	20,045
Nomura Holdings, Inc. 6.70%, 3/4/2020	30,000	32,502
ORIX Corp.:
2.90%, 7/18/2022	30,000	29,875
3.25%, 12/4/2024 (c)	25,000	24,895
Raymond James Financial, Inc. 3.63%, 9/15/2026	38,000	38,270
Synchrony Financial 4.25%, 8/15/2024	19,000	19,727

See accompanying notes to financial statements.

16

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Visa, Inc. 2.80%, 12/14/2022	$38,000	$38,537

		904,487

ELECTRIC — 6.1%
Alabama Power Co. 4.15%, 8/15/2044	3,000	3,246
Ameren Illinois Co.:
3.25%, 3/1/2025	19,000	19,323
4.30%, 7/1/2044	16,000	17,527
Appalachian Power Co.:
4.40%, 5/15/2044	19,000	20,943
Series L, 5.80%, 10/1/2035	5,000	6,145
Arizona Public Service Co.:
2.55%, 9/15/2026	38,000	35,966
8.75%, 3/1/2019	11,000	11,779
Berkshire Hathaway Energy Co.:
3.50%, 2/1/2025	19,000	19,622
5.95%, 5/15/2037	22,000	28,803
6.13%, 4/1/2036	8,000	10,729
Black Hills Corp. 3.15%, 1/15/2027	38,000	37,047
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	3,000	2,949
4.50%, 4/1/2044	16,000	18,615
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	11,000	13,742
CMS Energy Corp. 3.88%, 3/1/2024	15,000	15,692
Consolidated Edison Co. of New York, Inc.:
3.30%, 12/1/2024	19,000	19,489
Series B, 2.90%, 12/1/2026	38,000	37,237
Consumers Energy Co. 6.13%, 3/15/2019	19,000	19,862
Dominion Energy, Inc.:
3.63%, 12/1/2024	8,000	8,275
Series C, 4.90%, 8/1/2041	16,000	18,445
DTE Electric Co.:
3.70%, 3/15/2045	11,000	11,336
Series A, 6.63%, 6/1/2036	19,000	26,080
Duke Energy Carolinas LLC 6.10%, 6/1/2037	5,000	6,617
Duke Energy Corp. 3.75%, 4/15/2024	8,000	8,353
Duke Energy Progress LLC 3.70%, 10/15/2046	13,000	13,299
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	43,000	49,482
Eversource Energy 4.50%, 11/15/2019	13,000	13,475
Exelon Corp. 5.15%, 12/1/2020	11,000	11,704
Florida Power & Light Co. 4.13%, 2/1/2042	5,000	5,514
Georgia Power Co. Series 07-A, 5.65%, 3/1/2037	5,000	5,918
Great Plains Energy, Inc. 4.85%, 6/1/2021	16,000	16,861
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	16,000	16,206
ITC Holdings Corp. 3.25%, 6/30/2026	38,000	37,773
Kansas City Power & Light Co. 3.15%, 3/15/2023	11,000	11,104
Kentucky Utilities Co. 5.13%, 11/1/2040	5,000	6,166
NextEra Energy Capital Holdings, Inc. 2.40%, 9/15/2019	38,000	37,973
Northern States Power Co. 4.85%, 8/15/2040	8,000	9,431
NSTAR Electric Co. 4.40%, 3/1/2044	8,000	9,081
Oglethorpe Power Corp. 4.25%, 4/1/2046	38,000	38,035
Oklahoma Gas & Electric Co.:
4.55%, 3/15/2044	11,000	12,184
5.25%, 5/15/2041	5,000	5,978
Pacific Gas & Electric Co.:
3.75%, 2/15/2024	3,000	3,124
4.75%, 2/15/2044	13,000	14,472
8.25%, 10/15/2018	19,000	19,881
PECO Energy Co. 4.15%, 10/1/2044	11,000	11,997
PG&E Corp. 2.40%, 3/1/2019	3,000	3,000
Pinnacle West Capital Corp. 2.25%, 11/30/2020	10,000	9,953
PPL Capital Funding, Inc. 3.95%, 3/15/2024	19,000	19,894
PPL Electric Utilities Corp. 4.13%, 6/15/2044	8,000	8,744
Progress Energy, Inc. 4.40%, 1/15/2021	11,000	11,522
Public Service Co. of Colorado 4.30%, 3/15/2044	16,000	17,872
Public Service Electric & Gas Co.:
Series I, 1.80%, 6/1/2019	8,000	7,960
Series MTN, 3.80%, 3/1/2046	38,000	40,052
Series MTN, 5.50%, 3/1/2040	10,000	12,859
South Carolina Electric & Gas Co.:
4.60%, 6/15/2043	19,000	20,416
6.05%, 1/15/2038	11,000	13,688
Southern California Edison Co.:
1.85%, 2/1/2022	3,857	3,766
4.00%, 4/1/2047	38,000	40,738
4.65%, 10/1/2043	3,000	3,518
Southern Co. 2.15%, 9/1/2019	8,000	7,971
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	38,000	36,554
Tampa Electric Co. 2.60%, 9/15/2022	16,000	15,800
TECO Finance, Inc. 5.15%, 3/15/2020	11,000	11,573
TransAlta Corp.:
6.50%, 3/15/2040	19,000	19,069
6.90%, 5/15/2018	11,000	11,170
Virginia Electric & Power Co. Series A, 3.10%, 5/15/2025	19,000	19,143
Westar Energy, Inc.:
4.13%, 3/1/2042	11,000	11,816
4.63%, 9/1/2043	22,000	24,980
Wisconsin Electric Power Co.:
3.10%, 6/1/2025	19,000	19,122
5.70%, 12/1/2036	5,000	6,370
Wisconsin Power & Light Co. 5.00%, 7/15/2019	11,000	11,453
Xcel Energy, Inc. 4.70%, 5/15/2020	11,000	11,464

		1,187,947

ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
Emerson Electric Co.:
2.63%, 2/15/2023	27,000	26,846
4.25%, 11/15/2020	11,000	11,573
5.25%, 11/15/2039	11,000	13,063

See accompanying notes to financial statements.

17

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Hubbell, Inc. 3.35%, 3/1/2026	$38,000	$38,448

		89,930

ELECTRONICS — 1.3%
Agilent Technologies, Inc. 3.05%, 9/22/2026	11,000	10,583
Amphenol Corp.:
2.20%, 4/1/2020	19,000	18,903
2.55%, 1/30/2019	11,000	11,041
4.00%, 2/1/2022	8,000	8,358
Avnet, Inc. 4.63%, 4/15/2026	38,000	39,564
Flex, Ltd. 4.75%, 6/15/2025	16,000	17,148
Honeywell International, Inc.:
3.81%, 11/21/2047 (a)	25,000	26,068
4.25%, 3/1/2021	11,000	11,637
Koninklijke Philips NV:
3.75%, 3/15/2022	79,000	82,221
5.00%, 3/15/2042	3,000	3,501
6.88%, 3/11/2038	5,000	6,875
Tyco Electronics Group SA: 3.45%, 8/1/2024	11,000	11,340
4.88%, 1/15/2021	11,000	11,710

		258,949

ENGINEERING & CONSTRUCTION — 0.1%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	8,000	8,129
4.38%, 5/8/2042	3,000	3,261

		11,390

ENVIRONMENTAL CONTROL — 0.7%
Republic Services, Inc.:
2.90%, 7/1/2026	22,000	21,514
3.38%, 11/15/2027	30,000	30,265
5.25%, 11/15/2021	4,000	4,366
Waste Management, Inc. 2.90%, 9/15/2022	76,000	76,526

		132,671

FOOD — 2.6%
Campbell Soup Co.:
3.30%, 3/19/2025	19,000	19,185
3.80%, 8/2/2042	38,000	36,453
4.25%, 4/15/2021	5,000	5,248
Conagra Brands, Inc. 3.20%, 1/25/2023	38,000	38,453
Delhaize America LLC 9.00%, 4/15/2031	12,000	17,186
General Mills, Inc.:
2.20%, 10/21/2019	38,000	37,950
3.65%, 2/15/2024	10,000	10,488
Hershey Co.:
2.30%, 8/15/2026	38,000	35,699
4.13%, 12/1/2020	11,000	11,574
Ingredion, Inc. 3.20%, 10/1/2026	19,000	18,649
JM Smucker Co. 2.50%, 3/15/2020	38,000	38,103
Kellogg Co.:
3.40%, 11/15/2027	38,000	37,779
4.50%, 4/1/2046	38,000	40,308
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	5,000	5,895
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	19,000	18,267
5.00%, 6/4/2042	3,000	3,219
Kroger Co.:
3.85%, 8/1/2023	11,000	11,446
6.15%, 1/15/2020	11,000	11,798
6.90%, 4/15/2038	11,000	13,973
McCormick & Co., Inc. 3.25%, 11/15/2025	19,000	19,126
Sysco Corp.:
4.85%, 10/1/2045	11,000	12,529
5.38%, 9/21/2035	22,000	26,287
6.63%, 3/17/2039	5,000	6,730
Tyson Foods, Inc. 2.65%, 8/15/2019	19,000	19,086

		495,431

FOREST PRODUCTS & PAPER — 0.2%
Domtar Corp. 4.40%, 4/1/2022	27,000	28,379
International Paper Co. 4.75%, 2/15/2022	3,000	3,225

		31,604

GAS — 1.3%
Atmos Energy Corp.:
3.00%, 6/15/2027	22,000	21,960
4.15%, 1/15/2043	16,000	17,232
Dominion Energy Gas Holdings LLC 4.80%, 11/1/2043	3,000	3,346
National Fuel Gas Co.:
3.75%, 3/1/2023	19,000	19,184
4.90%, 12/1/2021	41,000	43,059
NiSource Finance Corp.:
3.95%, 3/30/2048	38,000	38,938
5.65%, 2/1/2045	5,000	6,291
5.95%, 6/15/2041	5,000	6,328
ONE Gas, Inc.:
2.07%, 2/1/2019	8,000	7,976
3.61%, 2/1/2024	11,000	11,379
4.66%, 2/1/2044	19,000	21,890
Sempra Energy:
2.40%, 3/15/2020	16,000	15,990
6.00%, 10/15/2039	5,000	6,453
Southern California Gas Co.:
4.45%, 3/15/2044	3,000	3,392
Series HH, 5.45%, 4/15/2018	8,000	8,082
Southern Co. Gas Capital Corp.:
3.50%, 9/15/2021	3,000	3,068
5.25%, 8/15/2019	11,000	11,464

		246,032

HAND & MACHINE TOOLS — 0.2%
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022	19,000	19,153
5.20%, 9/1/2040	11,000	12,970

		32,123

HEALTH CARE PRODUCTS — 2.2%
Abbott Laboratories 6.15%, 11/30/2037	5,000	6,307
Baxter International, Inc. 3.50%, 8/15/2046	38,000	34,984

See accompanying notes to financial statements.

18

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Becton Dickinson and Co.:
2.68%, 12/15/2019	$41,000	$41,150
3.73%, 12/15/2024	8,000	8,178
Boston Scientific Corp.:
3.38%, 5/15/2022	19,000	19,296
6.00%, 1/15/2020	38,000	40,532
7.38%, 1/15/2040	3,000	4,138
CR Bard, Inc.:
3.00%, 5/15/2026	50,000	48,820
4.40%, 1/15/2021	29,000	30,029
Danaher Corp. 3.35%, 9/15/2025	38,000	39,285
Medtronic, Inc.:
3.50%, 3/15/2025	23,000	23,898
4.50%, 3/15/2042	11,000	12,275
Stryker Corp.:
3.38%, 5/15/2024	19,000	19,540
4.10%, 4/1/2043	8,000	8,288
Thermo Fisher Scientific, Inc. 3.30%, 2/15/2022	38,000	38,904
Zimmer Biomet Holdings, Inc.:
3.38%, 11/30/2021	19,000	19,242
3.55%, 4/1/2025	38,000	38,021

		432,887

HEALTH CARE SERVICES — 2.1%
Aetna, Inc.:
1.70%, 6/7/2018	19,000	18,970
2.80%, 6/15/2023	38,000	37,431
6.63%, 6/15/2036	5,000	6,646
Anthem, Inc.:
3.13%, 5/15/2022	11,000	11,103
4.63%, 5/15/2042	32,000	35,093
Cigna Corp. 5.38%, 2/15/2042	25,000	30,267
Humana, Inc.:
2.63%, 10/1/2019	38,000	38,071
4.80%, 3/15/2047	38,000	42,858
4.95%, 10/1/2044	11,000	12,692
8.15%, 6/15/2038	5,000	7,459
Laboratory Corp. of America Holdings:
3.20%, 2/1/2022	38,000	38,747
4.63%, 11/15/2020	8,000	8,422
Quest Diagnostics, Inc.:
3.45%, 6/1/2026	22,000	22,077
4.25%, 4/1/2024	11,000	11,663
4.70%, 4/1/2021	19,000	20,107
UnitedHealth Group, Inc.:
3.75%, 7/15/2025	4,000	4,212
3.88%, 10/15/2020	11,000	11,418
4.25%, 3/15/2043	19,000	20,956
4.63%, 7/15/2035	16,000	18,748

		396,940

HOME BUILDERS — 0.3%
DR Horton, Inc.:
3.75%, 3/1/2019	38,000	38,567
4.38%, 9/15/2022	25,000	26,336

		64,903

HOME FURNISHINGS — 0.3%
Whirlpool Corp.:
3.70%, 5/1/2025	19,000	19,575
4.50%, 6/1/2046	27,000	28,588
Series MTN, 4.85%, 6/15/2021	11,000	11,758

		59,921

HOUSEHOLD PRODUCTS — 1.1%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	22,000	21,782
Series MTN, 0.90%, 5/1/2018	38,000	37,889
Estee Lauder Cos. Inc 3.70%, 8/15/2042	19,000	18,866
Estee Lauder Cos., Inc. 6.00%, 5/15/2037	11,000	14,150
Procter & Gamble Co.:
2.30%, 2/6/2022	38,000	37,859
2.70%, 2/2/2026	38,000	37,525
Unilever Capital Corp. 5.90%, 11/15/2032	38,000	49,494

		217,565

HOUSEHOLD PRODUCTS & WARES — 0.5%
Clorox Co.:
3.10%, 10/1/2027	19,000	19,001
3.50%, 12/15/2024	8,000	8,251
3.80%, 11/15/2021	11,000	11,472
Kimberly-Clark Corp.:
2.40%, 6/1/2023	57,000	56,225
3.70%, 6/1/2043	3,000	2,992

		97,941

INSURANCE — 7.5%
Aflac, Inc.:
2.88%, 10/15/2026	38,000	37,493
6.45%, 8/15/2040	4,000	5,482
Allstate Corp.:
3.15%, 6/15/2023	8,000	8,108
3.28%, 12/15/2026	38,000	38,655
4.20%, 12/15/2046	38,000	41,501
4.50%, 6/15/2043	11,000	12,486
Alterra Finance LLC 6.25%, 9/30/2020	11,000	11,955
American Financial Group, Inc.:
3.50%, 8/15/2026	35,000	34,765
4.50%, 6/15/2047	38,000	39,498
American International Group, Inc.:
4.80%, 7/10/2045	38,000	42,724
6.40%, 12/15/2020	4,000	4,431
Aon PLC:
3.50%, 6/14/2024	19,000	19,432
3.88%, 12/15/2025	38,000	39,715
Arch Capital Finance LLC 4.01%, 12/15/2026	38,000	39,584
Berkshire Hathaway Finance Corp. 1.30%, 8/15/2019	27,000	26,678
Berkshire Hathaway, Inc. 2.10%, 8/14/2019	19,000	19,012
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	5,000	4,993
3.35%, 5/15/2024	3,000	3,085
3.35%, 5/3/2026	38,000	38,786

See accompanying notes to financial statements.

19

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CNA Financial Corp.:
4.50%, 3/1/2026	$76,000	$81,296
5.75%, 8/15/2021	5,000	5,468
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	15,000	16,104
5.13%, 4/15/2022	16,000	17,463
6.10%, 10/1/2041	38,000	50,602
Lincoln National Corp.:
4.00%, 9/1/2023	3,000	3,129
6.25%, 2/15/2020	2,000	2,150
Loews Corp.:
3.75%, 4/1/2026	87,000	90,142
6.00%, 2/1/2035	5,000	6,144
Manulife Financial Corp.:
4.15%, 3/4/2026	98,000	103,852
4.90%, 9/17/2020	11,000	11,645
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/2019	8,000	8,024
2.75%, 1/30/2022	22,000	22,048
3.50%, 3/10/2025	19,000	19,566
4.05%, 10/15/2023	5,000	5,267
4.80%, 7/15/2021	8,000	8,560
MetLife, Inc.:
3.60%, 4/10/2024	4,000	4,181
5.70%, 6/15/2035	3,000	3,833
Series A, 6.82%, 8/15/2018	5,000	5,147
Principal Financial Group, Inc.:
3.13%, 5/15/2023	27,000	27,178
4.35%, 5/15/2043	22,000	23,654
Progressive Corp.:
2.45%, 1/15/2027	38,000	36,345
3.75%, 8/23/2021	11,000	11,462
4.35%, 4/25/2044	19,000	21,127
Prudential Financial, Inc.:
3.94%, 12/7/2049 (a)	25,000	25,552
Series MTN, 4.60%, 5/15/2044	16,000	18,154
Reinsurance Group of America, Inc.:
5.00%, 6/1/2021	38,000	40,558
6.45%, 11/15/2019	3,000	3,211
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	24,000	33,253
Travelers Cos., Inc.:
3.90%, 11/1/2020	11,000	11,421
4.60%, 8/1/2043	11,000	12,698
Travelers Property Casualty Corp. 6.38%, 3/15/2033	11,000	14,489
Trinity Acquisition PLC 6.13%, 8/15/2043	19,000	23,958
Unum Group:
3.00%, 5/15/2021	60,000	60,340
4.00%, 3/15/2024	3,000	3,125
Voya Financial, Inc. 2.90%, 2/15/2018	3,000	3,003
Willis Towers Watson PLC 5.75%, 3/15/2021	38,000	41,263
WR Berkley Corp.:
4.75%, 8/1/2044	27,000	28,971
6.25%, 2/15/2037	11,000	13,704
XLIT, Ltd.:
5.75%, 10/1/2021	11,000	12,102
6.25%, 5/15/2027	38,000	44,898
6.38%, 11/15/2024	11,000	12,802

		1,456,272

INTERNET — 1.4%
Alibaba Group Holding, Ltd.:
3.60%, 11/28/2024 (c)	76,000	78,820
4.50%, 11/28/2034	19,000	21,009
Alphabet, Inc.:
3.38%, 2/25/2024	38,000	39,747
3.63%, 5/19/2021	11,000	11,498
Amazon.com, Inc. 2.50%, 11/29/2022	19,000	18,976
eBay, Inc.:
2.60%, 7/15/2022	4,000	3,961
4.00%, 7/15/2042	19,000	17,522
Expedia, Inc.:
5.95%, 8/15/2020	8,000	8,616
3.80%, 2/15/2028	38,000	36,720
Priceline Group, Inc. 3.55%, 3/15/2028	38,000	37,673

		274,542

INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp. 3.63%, 1/19/2022	26,000	26,101

IRON/STEEL — 0.8%
Nucor Corp.:
5.20%, 8/1/2043	76,000	91,195
6.40%, 12/1/2037	5,000	6,608
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	11,000	13,265
Vale Overseas, Ltd.:
5.88%, 6/10/2021	38,000	41,451
6.88%, 11/10/2039 (c)	5,000	6,140

		158,659

IT SERVICES — 0.7%
HP, Inc.:
3.75%, 12/1/2020	3,000	3,087
4.38%, 9/15/2021	38,000	40,038
4.65%, 12/9/2021	3,000	3,193
International Business Machines Corp. 6.22%, 8/1/2027	11,000	13,724
Seagate HDD Cayman:
3.75%, 11/15/2018	38,000	38,551
4.75%, 1/1/2025 (c)	38,000	37,304

		135,897

LODGING — 0.3%
Marriott International, Inc.:
3.38%, 10/15/2020	16,000	16,314
3.75%, 3/15/2025	3,000	3,075
6.75%, 5/15/2018	2,000	2,035
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	11,000	11,004
4.25%, 3/1/2022	22,000	22,449

		54,877

MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar, Inc.:
3.40%, 5/15/2024	38,000	39,412

See accompanying notes to financial statements.

20

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 5/27/2021	$11,000	$11,526

		50,938

MACHINERY-DIVERSIFIED — 0.7%
Cummins, Inc.:
3.65%, 10/1/2023	13,000	13,696
7.13%, 3/1/2028	5,000	6,580
Deere & Co. 5.38%, 10/16/2029	5,000	6,054
John Deere Capital Corp.:
2.25%, 4/17/2019	11,000	11,016
Series MTN, 2.65%, 6/24/2024	22,000	21,743
Rockwell Automation, Inc.:
2.05%, 3/1/2020	8,000	7,942
2.88%, 3/1/2025	16,000	15,769
Roper Technologies, Inc.:
2.05%, 10/1/2018	19,000	18,998
6.25%, 9/1/2019	11,000	11,684
Xylem, Inc. 4.88%, 10/1/2021	27,000	29,140

		142,622

MEDIA — 2.6%
21st Century Fox America, Inc.:
4.75%, 9/15/2044	19,000	21,792
6.20%, 12/15/2034	11,000	14,276
CBS Corp.:
2.90%, 1/15/2027	13,000	12,194
3.50%, 1/15/2025	38,000	38,102
7.88%, 7/30/2030	5,000	6,829
Charter Communications Operating LLC/Charter Communications Operating Capital 5.38%, 5/1/2047	38,000	39,194
Comcast Corp. 4.65%, 7/15/2042	11,000	12,438
Discovery Communications LLC:
3.25%, 4/1/2023	27,000	26,958
4.88%, 4/1/2043	11,000	10,983
4.90%, 3/11/2026 (c)	13,000	13,852
5.63%, 8/15/2019	5,000	5,246
Grupo Televisa SAB:
5.00%, 5/13/2045	19,000	19,363
8.50%, 3/11/2032	3,000	4,027
Historic TW, Inc. 6.63%, 5/15/2029	76,000	96,164
NBCUniversal Media LLC:
4.45%, 1/15/2043	16,000	17,447
5.15%, 4/30/2020	13,000	13,852
RELX Capital, Inc. 8.63%, 1/15/2019	38,000	40,310
Thomson Reuters Corp. 5.85%, 4/15/2040	38,000	46,002
Time Warner Cable LLC:
4.50%, 9/15/2042	8,000	7,475
6.55%, 5/1/2037	11,000	12,864
Time Warner, Inc.:
3.55%, 6/1/2024	3,000	3,045
4.70%, 1/15/2021	3,000	3,174
Viacom, Inc. 4.25%, 9/1/2023	16,000	16,364
Walt Disney Co.:
2.75%, 8/16/2021	5,000	5,073
Series E, 4.13%, 12/1/2041	11,000	11,831
Series GMTN, 4.13%, 6/1/2044	11,000	11,879

		510,734

METAL FABRICATE & HARDWARE — 0.2%
Precision Castparts Corp. 3.25%, 6/15/2025	38,000	38,896

MINING — 1.2%
Barrick North America Finance LLC 4.40%, 5/30/2021	5,000	5,303
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	19,000	23,634
BHP Billiton Finance USA, Ltd. 5.00%, 9/30/2043	38,000	46,530
Newmont Mining Corp.:
3.50%, 3/15/2022 (c)	11,000	11,224
4.88%, 3/15/2042	11,000	12,174
5.88%, 4/1/2035	5,000	6,105
6.25%, 10/1/2039	3,000	3,834
Rio Tinto Finance USA PLC 4.13%, 8/21/2042 (c)	38,000	41,116
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025 (c)	38,000	39,836
Southern Copper Corp.:
5.88%, 4/23/2045	10,000	12,102
6.75%, 4/16/2040	19,000	24,785

		226,643

MISCELLANEOUS MANUFACTURER — 1.5%
3M Co.:
Series MTN, 2.00%, 8/7/2020	19,000	18,949
Series MTN, 3.88%, 6/15/2044	8,000	8,460
Dover Corp. 5.38%, 3/1/2041	8,000	9,818
Eaton Corp.:
2.75%, 11/2/2022	27,000	27,016
6.95%, 3/20/2019	5,000	5,264
General Electric Co.:
4.50%, 3/11/2044 (c)	8,000	8,865
Series MTN, 4.65%, 10/17/2021	16,000	17,162
Illinois Tool Works, Inc.:
3.50%, 3/1/2024	19,000	19,871
3.90%, 9/1/2042	19,000	20,307
4.88%, 9/15/2041	5,000	6,021
Ingersoll-Rand Global Holding Co., Ltd.:
4.25%, 6/15/2023	57,000	60,726
6.88%, 8/15/2018	8,000	8,232
Parker-Hannifin Corp.:
Series MTN, 4.20%, 11/21/2034	38,000	41,227
Series MTN, 6.25%, 5/15/2038	5,000	6,626
Textron, Inc.:
3.65%, 3/1/2021	19,000	19,550
4.30%, 3/1/2024	19,000	20,123

		298,217

OFFICE & BUSINESS EQUIPMENT — 0.6%
Pitney Bowes, Inc. 4.63%, 3/15/2024 (c)	38,000	34,958
Xerox Corp.:
2.80%, 5/15/2020	76,000	75,827
3.80%, 5/15/2024	3,000	2,957
4.50%, 5/15/2021	3,000	3,133

		116,875

See accompanying notes to financial statements.

21

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
OIL & GAS — 3.7%
Anadarko Petroleum Corp.:
5.55%, 3/15/2026 (c)	$13,000	$14,592
6.45%, 9/15/2036	16,000	19,615
Apache Corp. 4.75%, 4/15/2043	16,000	16,631
BP Capital Markets PLC 3.22%, 4/14/2024	38,000	38,978
Canadian Natural Resources, Ltd.:
3.90%, 2/1/2025	16,000	16,473
6.50%, 2/15/2037	11,000	13,852
Chevron Corp.:
2.90%, 3/3/2024	38,000	38,339
3.19%, 6/24/2023	19,000	19,510
Concho Resources, Inc.:
3.75%, 10/1/2027	38,000	38,402
4.88%, 10/1/2047	38,000	41,456
ConocoPhillips 6.50%, 2/1/2039	8,000	11,160
ConocoPhillips Co. 2.88%, 11/15/2021	38,000	38,835
Devon Energy Corp. 4.75%, 5/15/2042	38,000	40,714
EOG Resources, Inc.:
2.45%, 4/1/2020	57,000	57,129
4.40%, 6/1/2020	11,000	11,500
EQT Corp. 4.88%, 11/15/2021	19,000	20,264
Hess Corp.:
4.30%, 4/1/2027 (c)	38,000	37,987
5.60%, 2/15/2041	11,000	11,831
7.88%, 10/1/2029	5,000	6,229
Kerr-McGee Corp. 7.88%, 9/15/2031	16,000	21,173
Marathon Oil Corp. 2.80%, 11/1/2022	38,000	37,550
Marathon Petroleum Corp. 5.13%, 3/1/2021	11,000	11,787
Phillips 66 4.88%, 11/15/2044	22,000	25,143
Shell International Finance B.V.:
4.00%, 5/10/2046	38,000	40,399
4.30%, 9/22/2019	2,000	2,073
Suncor Energy, Inc. 4.00%, 11/15/2047	35,000	35,796
Total Capital International SA 2.88%, 2/17/2022	13,000	13,192
Total Capital SA 4.25%, 12/15/2021	5,000	5,334
Valero Energy Corp.:
4.90%, 3/15/2045	16,000	18,272
6.63%, 6/15/2037	5,000	6,625

		710,841

OIL & GAS SERVICES — 0.3%
Halliburton Co.:
4.50%, 11/15/2041	5,000	5,274
6.70%, 9/15/2038	5,000	6,681
Schlumberger Investment SA 3.65%, 12/1/2023	38,000	40,065

		52,020

PACKAGING & CONTAINERS — 0.6%
Packaging Corp. of America:
3.40%, 12/15/2027	35,000	35,168
4.50%, 11/1/2023	8,000	8,605
WestRock MWV LLC 8.20%, 1/15/2030	33,000	46,254
WestRock RKT Co.:
3.50%, 3/1/2020	11,000	11,208
4.90%, 3/1/2022	16,000	17,259

		118,494

PHARMACEUTICALS — 3.4%
AbbVie, Inc.:
2.90%, 11/6/2022	19,000	19,053
4.40%, 11/6/2042	11,000	11,798
Allergan Funding SCS 4.85%, 6/15/2044	38,000	41,124
AmerisourceBergen Corp. 3.25%, 3/1/2025	38,000	38,130
AstraZeneca PLC 4.00%, 9/18/2042	3,000	3,056
Bristol-Myers Squibb Co.:
3.25%, 11/1/2023	19,000	19,737
3.25%, 2/27/2027 (c)	38,000	39,064
Cardinal Health, Inc.:
2.40%, 11/15/2019	19,000	18,958
4.50%, 11/15/2044	8,000	8,103
Eli Lilly & Co. 5.55%, 3/15/2037	38,000	48,568
Express Scripts Holding Co. 4.75%, 11/15/2021	19,000	20,208
GlaxoSmithKline Capital, Inc.:
5.38%, 4/15/2034	5,000	6,089
5.65%, 5/15/2018	38,000	38,523
Johnson & Johnson 5.85%, 7/15/2038	24,000	32,581
McKesson Corp. 4.75%, 3/1/2021	11,000	11,641
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	13,000	14,515
Merck & Co., Inc.:
2.75%, 2/10/2025	38,000	37,884
2.80%, 5/18/2023	11,000	11,082
3.70%, 2/10/2045	3,000	3,127
3.88%, 1/15/2021	11,000	11,482
Mylan, Inc. 2.60%, 6/24/2018	27,000	27,045
Novartis Capital Corp. 3.40%, 5/6/2024	19,000	19,765
Pfizer, Inc.:
1.50%, 6/15/2018	5,000	4,993
3.00%, 6/15/2023	5,000	5,106
7.20%, 3/15/2039	38,000	58,227
Sanofi 4.00%, 3/29/2021	38,000	39,997
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	16,000	15,476
Zoetis, Inc.:
3.25%, 2/1/2023	49,000	49,728
4.70%, 2/1/2043	3,000	3,362

		658,422

PIPELINES — 4.1%
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	38,000	37,833
4.45%, 7/15/2027	38,000	38,594
Buckeye Partners L.P. 2.65%, 11/15/2018	46,000	46,133
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	5,000	6,568
Enable Midstream Partners L.P.:
2.40%, 5/15/2019	11,000	10,935
3.90%, 5/15/2024 (c)	16,000	16,107
4.40%, 3/15/2027	38,000	38,706
5.00%, 5/15/2044	19,000	18,753

See accompanying notes to financial statements.

22

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Enbridge Energy Partners L.P. 4.20%, 9/15/2021	$19,000	$19,759
Enbridge, Inc. 3.50%, 6/10/2024	27,000	27,284
Energy Transfer L.P.:
5.20%, 2/1/2022	8,000	8,547
9.00%, 4/15/2019	5,000	5,391
EnLink Midstream Partners L.P. 5.60%, 4/1/2044	38,000	39,977
Enterprise Products Operating LLC:
3.35%, 3/15/2023	11,000	11,234
4.85%, 3/15/2044	11,000	12,043
Kinder Morgan Energy Partners L.P.:
4.30%, 5/1/2024	16,000	16,679
6.50%, 9/1/2039	3,000	3,528
Magellan Midstream Partners L.P.:
4.20%, 3/15/2045	19,000	18,566
6.55%, 7/15/2019	11,000	11,660
MPLX L.P. 4.13%, 3/1/2027	38,000	38,896
ONEOK Partners L.P.:
3.20%, 9/15/2018	38,000	38,221
3.38%, 10/1/2022	38,000	38,290
Phillips 66 Partners L.P.:
2.65%, 2/15/2020	19,000	19,009
3.61%, 2/15/2025	3,000	3,017
Plains All American Pipeline L.P./PAA Finance Corp.:
4.70%, 6/15/2044	11,000	10,296
5.75%, 1/15/2020	11,000	11,589
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	5,000	6,779
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	16,000	15,794
4.50%, 3/15/2045	8,000	8,253
4.60%, 6/15/2021	14,000	14,801
Sunoco Logistics Partners Operations L.P.:
4.40%, 4/1/2021	38,000	39,507
4.65%, 2/15/2022	4,000	4,209
4.95%, 1/15/2043	11,000	10,397
TransCanada PipeLines, Ltd.:
5.00%, 10/16/2043	8,000	9,480
6.20%, 10/15/2037	5,000	6,581
Western Gas Partners L.P.:
2.60%, 8/15/2018	3,000	3,005
5.38%, 6/1/2021 (c)	19,000	20,131
5.45%, 4/1/2044	38,000	40,312
Williams Partners L.P.:
3.60%, 3/15/2022	16,000	16,333
3.75%, 6/15/2027	38,000	38,071
4.00%, 9/15/2025	3,000	3,080
4.13%, 11/15/2020	16,000	16,564

		800,912

REAL ESTATE — 1.2%
American Campus Communities Operating Partnership L.P. 4.13%, 7/1/2024	76,000	79,076
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	22,000	22,504
CBRE Services, Inc. 4.88%, 3/1/2026	22,000	23,861
Prologis L.P. 3.75%, 11/1/2025	112,000	117,373

		242,814

REAL ESTATE INVESTMENT TRUSTS — 8.4%
Alexandria Real Estate Equities, Inc.:
4.50%, 7/30/2029	8,000	8,496
4.60%, 4/1/2022	22,000	23,367
American Tower Corp.:
3.40%, 2/15/2019	38,000	38,421
3.60%, 1/15/2028	50,000	49,723
AvalonBay Communities, Inc. Series GMTN, 3.63%, 10/1/2020	19,000	19,551
Boston Properties L.P.:
2.75%, 10/1/2026	38,000	35,933
3.80%, 2/1/2024	19,000	19,701
4.13%, 5/15/2021	30,000	31,373
Brandywine Operating Partnership L.P.:
4.10%, 10/1/2024	8,000	8,132
4.55%, 10/1/2029	19,000	19,425
Brixmor Operating Partnership L.P.:
3.85%, 2/1/2025	51,000	50,978
4.13%, 6/15/2026	38,000	38,343
CBL & Associates L.P. 5.95%, 12/15/2026 (c)	38,000	35,385
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	22,000	22,691
Corporate Office Properties L.P.:
3.60%, 5/15/2023	11,000	11,022
5.25%, 2/15/2024	16,000	17,261
DDR Corp.:
3.38%, 5/15/2023	3,000	2,986
3.63%, 2/1/2025	16,000	15,708
Digital Realty Trust L.P.:
2.75%, 2/1/2023	38,000	37,639
3.40%, 10/1/2020	38,000	38,799
Duke Realty L.P.:
3.75%, 12/1/2024	63,000	64,989
3.88%, 2/15/2021	38,000	39,273
ERP Operating L.P. 4.50%, 7/1/2044	11,000	12,056
Essex Portfolio L.P.:
3.38%, 4/15/2026	19,000	18,839
3.88%, 5/1/2024	19,000	19,688
Federal Realty Investment Trust 3.25%, 7/15/2027	50,000	49,583
HCP, Inc.:
3.75%, 2/1/2019	16,000	16,193
5.38%, 2/1/2021	5,000	5,367
Hospitality Properties Trust:
5.00%, 8/15/2022 (c)	22,000	23,458
5.25%, 2/15/2026	38,000	40,896
Host Hotels & Resorts L.P. 6.00%, 10/1/2021	16,000	17,584
Kimco Realty Corp. 3.20%, 5/1/2021	38,000	38,593
Liberty Property L.P. 3.25%, 10/1/2026	76,000	74,710
Mid-America Apartments L.P.:
3.75%, 6/15/2024	38,000	39,021
4.00%, 11/15/2025	22,000	22,764
National Retail Properties, Inc.:
3.80%, 10/15/2022	22,000	22,635
3.90%, 6/15/2024	19,000	19,490
Omega Healthcare Investors, Inc. 5.25%, 1/15/2026	36,000	37,318

See accompanying notes to financial statements.

23

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Public Storage:
2.37%, 9/15/2022	$38,000	$37,482
3.09%, 9/15/2027	38,000	37,789
Realty Income Corp. 3.88%, 7/15/2024	16,000	16,495
Select Income REIT:
2.85%, 2/1/2018	38,000	38,000
4.50%, 2/1/2025	19,000	19,144
Simon Property Group L.P.:
3.38%, 10/1/2024	90,000	91,906
4.25%, 10/1/2044 (c)	3,000	3,130
UDR, Inc.:
Series MTN, 2.95%, 9/1/2026	19,000	18,218
Series MTN, 3.75%, 7/1/2024	19,000	19,559
Ventas Realty L.P.:
3.25%, 10/15/2026	38,000	37,077
4.38%, 2/1/2045	38,000	39,059
Ventas Realty L.P. / Ventas Capital Corp. 4.75%, 6/1/2021	5,000	5,306
VEREIT Operating Partnership L.P. 3.95%, 8/15/2027	30,000	29,594
Welltower, Inc.:
5.13%, 3/15/2043	3,000	3,362
6.13%, 4/15/2020	22,000	23,742
6.50%, 3/15/2041	19,000	24,948
Weyerhaeuser Co.:
4.63%, 9/15/2023	11,000	11,860
7.38%, 3/15/2032	11,000	15,149
WP Carey, Inc. 4.00%, 2/1/2025	76,000	77,292

		1,636,503

RETAIL — 3.1%
AutoNation, Inc. 4.50%, 10/1/2025 (c)	19,000	19,915
AutoZone, Inc.:
1.63%, 4/21/2019	8,000	7,933
2.88%, 1/15/2023	11,000	10,947
3.13%, 7/15/2023	38,000	38,215
Bed Bath & Beyond, Inc. 3.75%, 8/1/2024 (c)	19,000	18,915
Costco Wholesale Corp.:
1.70%, 12/15/2019	11,000	10,917
2.25%, 2/15/2022	16,000	15,895
CVS Health Corp.:
2.75%, 12/1/2022	3,000	2,954
2.88%, 6/1/2026 (c)	38,000	36,455
3.38%, 8/12/2024	11,000	11,070
Dollar General Corp. 3.25%, 4/15/2023	35,000	35,525
Home Depot, Inc.:
3.75%, 2/15/2024	26,000	27,469
5.40%, 9/15/2040	5,000	6,350
Lowe’s Cos., Inc.:
3.38%, 9/15/2025	19,000	19,581
3.75%, 4/15/2021	11,000	11,452
4.25%, 9/15/2044	19,000	20,624
4.38%, 9/15/2045	22,000	24,343
Macy’s Retail Holdings, Inc.:
3.63%, 6/1/2024 (c)	8,000	7,727
3.88%, 1/15/2022 (c)	5,000	5,034
6.70%, 7/15/2034	5,000	5,214
McDonald’s Corp.:
Series MTN, 5.35%, 3/1/2018	4,000	4,024
Series MTN, 6.30%, 3/1/2038	19,000	25,357
Nordstrom, Inc.:
4.00%, 10/15/2021	11,000	11,374
5.00%, 1/15/2044	38,000	36,642
O’Reilly Automotive, Inc.:
3.55%, 3/15/2026	19,000	19,140
3.85%, 6/15/2023	22,000	22,999
4.63%, 9/15/2021	5,000	5,302
QVC, Inc.:
5.13%, 7/2/2022	11,000	11,609
5.95%, 3/15/2043	16,000	16,125
Starbucks Corp.:
2.20%, 11/22/2020	20,000	19,987
3.85%, 10/1/2023	19,000	20,193
Target Corp.:
3.88%, 7/15/2020	19,000	19,794
4.00%, 7/1/2042 (c)	8,000	8,268
TJX Cos., Inc. 2.25%, 9/15/2026	19,000	17,826
Walgreen Co. 5.25%, 1/15/2019	2,000	2,061
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/2024	3,000	3,066
4.80%, 11/18/2044	3,000	3,227
Wal-Mart Stores, Inc. 4.25%, 4/15/2021	19,000	20,172

		603,701

SEMICONDUCTORS — 2.8%
Analog Devices, Inc. 3.90%, 12/15/2025	38,000	39,651
Applied Materials, Inc.:
4.30%, 6/15/2021	19,000	20,180
5.85%, 6/15/2041	26,000	34,299
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.38%, 1/15/2020 (a)	38,000	37,738
3.63%, 1/15/2024 (a)	38,000	37,799
KLA-Tencor Corp. 4.13%, 11/1/2021	30,000	31,392
Lam Research Corp.:
2.75%, 3/15/2020	30,000	30,206
3.80%, 3/15/2025	22,000	22,858
Maxim Integrated Products, Inc. 3.38%, 3/15/2023	76,000	76,779
NVIDIA Corp. 3.20%, 9/16/2026	76,000	76,241
QUALCOMM, Inc. 3.45%, 5/20/2025	30,000	29,995
Texas Instruments, Inc.:
2.63%, 5/15/2024	18,000	17,904
2.75%, 3/12/2021	19,000	19,272
Xilinx, Inc.:
2.13%, 3/15/2019	16,000	15,972
2.95%, 6/1/2024.	38,000	37,760
3.00%, 3/15/2021	16,000	16,152

		544,198

SOFTWARE — 1.4%
Activision Blizzard, Inc. 2.30%, 9/15/2021	19,000	18,768
Adobe Systems, Inc. 3.25%, 2/1/2025	57,000	58,491
CA, Inc. 5.38%, 12/1/2019	24,000	25,185

See accompanying notes to financial statements.

24

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Electronic Arts, Inc. 3.70%, 3/1/2021	$39,000	$40,174
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	4,000	4,001
3.50%, 4/15/2023	4,000	4,093
3.63%, 10/15/2020	4,000	4,110
5.00%, 10/15/2025	2,000	2,212
Fiserv, Inc. 4.63%, 10/1/2020	22,000	23,234
Oracle Corp.:
2.25%, 10/8/2019	8,000	8,032
3.40%, 7/8/2024	8,000	8,305
6.13%, 7/8/2039	5,000	6,861
VMware, Inc.:
2.30%, 8/21/2020	38,000	37,768
3.90%, 8/21/2027 (c)	38,000	38,378

		279,612

TELECOMMUNICATIONS — 3.4%
America Movil SAB de CV:
3.13%, 7/16/2022	8,000	8,103
6.13%, 3/30/2040	8,000	10,162
6.38%, 3/1/2035	38,000	48,365
AT&T, Inc.:
2.30%, 3/11/2019	8,000	8,004
6.38%, 3/1/2041	5,000	5,935
British Telecommunications PLC 2.35%, 2/14/2019	79,000	79,079
Cisco Systems, Inc. 5.90%, 2/15/2039	5,000	6,828
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	45,000	67,303
Juniper Networks, Inc. 4.50%, 3/15/2024	38,000	39,548
Motorola Solutions, Inc.:
3.50%, 9/1/2021	38,000	38,739
3.75%, 5/15/2022	19,000	19,443
4.00%, 9/1/2024	38,000	38,888
Orange SA:
1.63%, 11/3/2019	38,000	37,541
2.75%, 2/6/2019	8,000	8,046
5.50%, 2/6/2044	8,000	9,860
Rogers Communications, Inc.:
5.00%, 3/15/2044	11,000	12,678
6.80%, 8/15/2018	57,000	58,675
Telefonica Emisiones SAU 4.57%, 4/27/2023	76,000	81,855
Verizon Communications, Inc.:
2.95%, 3/15/2022	8,000	8,055
4.75%, 11/1/2041	22,000	22,530
5.15%, 9/15/2023	8,000	8,896
Vodafone Group PLC:
1.50%, 2/19/2018	3,000	2,998
4.38%, 2/19/2043	38,000	39,085

		660,616

TEXTILES — 0.1%
Cintas Corp. No. 2 6.15%, 8/15/2036	10,000	12,736

TOYS/GAMES/HOBBIES — 0.3%
Hasbro, Inc.:
3.50%, 9/15/2027	22,000	21,506
6.35%, 3/15/2040	19,000	22,841
Mattel, Inc. 6.20%, 10/1/2040	3,000	2,696

		47,043

TRANSPORTATION — 1.5%
Burlington Northern Santa Fe LLC 3.40%, 9/1/2024	8,000	8,293
Canadian National Railway Co.:
2.85%, 12/15/2021	11,000	11,128
6.20%, 6/1/2036	5,000	6,767
Canadian Pacific Railway Co.:
4.45%, 3/15/2023	11,000	11,746
5.75%, 3/15/2033	8,000	9,568
CSX Corp.:
3.35%, 11/1/2025	8,000	8,134
3.70%, 10/30/2020	11,000	11,364
FedEx Corp.:
2.63%, 8/1/2022	16,000	16,033
3.90%, 2/1/2035	19,000	19,382
Kansas City Southern:
3.00%, 5/15/2023	8,000	7,943
4.30%, 5/15/2043	19,000	19,750
Norfolk Southern Corp.:
3.15%, 6/1/2027	38,000	37,966
3.25%, 12/1/2021	2,000	2,045
3.94%, 11/1/2047 (a)	5,000	5,154
4.80%, 8/15/2043	3,000	3,428
Ryder System, Inc.:
Series MTN, 2.35%, 2/26/2019	11,000	11,010
Series MTN, 2.45%, 9/3/2019	22,000	21,985
Series MTN, 2.50%, 9/1/2022	22,000	21,637
Union Pacific Corp.:
4.16%, 7/15/2022	11,000	11,791
4.30%, 6/15/2042	5,000	5,499
United Parcel Service, Inc.:
4.88%, 11/15/2040	13,000	15,529
5.13%, 4/1/2019	19,000	19,711

		285,863

TRUCKING & LEASING — 0.2%
GATX Corp.:
2.38%, 7/30/2018	5,000	5,005
3.50%, 3/15/2028	38,000	37,509

		42,514

WATER — 0.1%
American Water Capital Corp. 4.30%, 12/1/2042	8,000	8,799
United Utilities PLC 6.88%, 8/15/2028	11,000	13,485

		22,284

TOTAL CORPORATE BONDS & NOTES (Cost $18,719,858)		19,038,160

	Shares
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (e) (f)	177,650	177,650

See accompanying notes to financial statements.

25

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	258,115	$258,115

TOTAL SHORT-TERM INVESTMENTS (Cost $435,765)		435,765

TOTAL INVESTMENTS — 100.4% (Cost $19,155,623)		19,473,925
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(71,897)

NET ASSETS — 100.0%		$19,402,028

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2017.
(c)	All or a portion of the shares of the security are on loan at December 31, 2017.
(d)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of December 31, 2017. Maturity date shown is the final maturity.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2017.
(g)	Investment of cash collateral for securities loaned.

BKNT = Bank Notes

GMTN = Global Medium Term Note

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

REIT = Real Estate Investment Trust

S&P = Standards & Poor’s

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Corporate Bonds & Notes
Advertising	$—	$165,573	$—	$165,573
Aerospace & Defense	—	436,885	—	436,885
Agriculture	—	240,913	—	240,913
Airlines	—	125,619	—	125,619
Apparel	—	46,551	—	46,551
Auto Manufacturers	—	143,512	—	143,512
Auto Parts & Equipment	—	160,510	—	160,510
Banks	—	1,635,069	—	1,635,069
Beverages	—	251,377	—	251,377
Biotechnology	—	193,712	—	193,712
Chemicals	—	372,075	—	372,075
Commercial Services	—	215,398	—	215,398
Construction Materials	—	159,491	—	159,491
Distribution & Wholesale	—	20,908	—	20,908
Diversified Financial Services	—	904,487	—	904,487
Electric	—	1,187,947	—	1,187,947
Electrical Components & Equipment	—	89,930	—	89,930
Electronics	—	258,949	—	258,949
Engineering & Construction	—	11,390	—	11,390
Environmental Control	—	132,671	—	132,671
Food	—	495,431	—	495,431
Forest Products & Paper	—	31,604	—	31,604
Gas	—	246,032	—	246,032
Hand & Machine Tools	—	32,123	—	32,123
Health Care Products	—	432,887	—	432,887
Health Care Services	—	396,940	—	396,940
Home Builders	—	64,903	—	64,903
Home Furnishings	—	59,921	—	59,921
Household Products	—	217,565	—	217,565
Household Products & Wares	—	97,941	—	97,941
Insurance	—	1,456,272	—	1,456,272

See accompanying notes to financial statements.

26

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Internet	$—	$274,542	$—	$274,542
Investment Company Security	—	26,101	—	26,101
Iron/Steel	—	158,659	—	158,659
IT Services	—	135,897	—	135,897
Lodging	—	54,877	—	54,877
Machinery, Construction & Mining	—	50,938	—	50,938
Machinery-Diversified	—	142,622	—	142,622
Media	—	510,734	—	510,734
Metal Fabricate & Hardware	—	38,896	—	38,896
Mining	—	226,643	—	226,643
Miscellaneous Manufacturer	—	298,217	—	298,217
Office & Business Equipment	—	116,875	—	116,875
Oil & Gas	—	710,841	—	710,841
Oil & Gas Services	—	52,020	—	52,020
Packaging & Containers	—	118,494	—	118,494
Pharmaceuticals	—	658,422	—	658,422
Pipelines	—	800,912	—	800,912
Real Estate	—	242,814	—	242,814
Real Estate Investment Trusts	—	1,636,503	—	1,636,503
Retail	—	603,701	—	603,701
Semiconductors	—	544,198	—	544,198
Software	—	279,612	—	279,612
Telecommunications	—	660,616	—	660,616
Textiles	—	12,736	—	12,736
Toys/Games/Hobbies	—	47,043	—	47,043
Transportation	—	285,863	—	285,863
Trucking & Leasing	—	42,514	—	42,514
Water	—	22,284	—	22,284
Short-Term Investments	435,765	—	—	435,765

TOTAL INVESTMENTS	$435,765	$19,038,160	$—	$19,473,925

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	207,414	$207,414	$2,076,018	$2,105,782	$—	$—	177,650	$177,650	$1,175
State Street Navigator Securities Lending Government Money Market Portfolio	629,470	629,470	2,036,980	2,408,335	—	—	258,115	258,115	2,923

TOTAL		$836,884	$4,112,998	$4,514,117	$—	$—		$435,765	$4,098

See accompanying notes to financial statements.

27

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.6%
Federal Home Loan Mortgage Corp.:
2.50%, 5/1/2028	$472,600	$474,734
2.50%, 6/1/2028	162,728	163,301
2.50%, 6/1/2028	79,938	80,220
2.50%, 10/1/2029	85,647	85,857
2.50%, 1/1/2031	292,735	292,878
2.50%, 6/1/2031	1,472,872	1,471,080
2.50%, 10/1/2031	1,479,722	1,477,922
2.50%, 12/1/2031	322,951	322,558
3.00%, 10/1/2026	385,141	392,905
3.00%, 12/1/2026	770,894	786,434
3.00%, 10/1/2028	674,064	687,619
3.00%, 2/1/2029	64,810	66,114
3.00%, 5/1/2029	387,549	395,320
3.00%, 7/1/2029	137,928	140,693
3.00%, 8/1/2029	404,922	413,041
3.00%, 9/1/2029	98,005	99,970
3.00%, 2/1/2032	346,023	352,640
3.00%, 5/1/2035	278,761	283,127
3.00%, 7/1/2035	579,272	588,345
3.00%, 4/1/2036	613,844	623,458
3.00%, 11/1/2042	1,380,623	1,389,487
3.00%, 2/1/2043	281,579	283,387
3.00%, 2/1/2043	1,354,700	1,363,397
3.00%, 3/1/2043	460,341	462,941
3.00%, 6/1/2043	130,460	131,197
3.00%, 7/1/2043	264,547	266,041
3.00%, 8/1/2043	128,432	129,158
3.00%, 9/1/2043	136,310	137,080
3.00%, 10/1/2043	134,521	135,281
3.00%, 10/1/2043	887,168	892,180
3.00%, 1/1/2045	259,239	260,148
3.00%, 6/1/2045	181,262	181,572
3.00%, 7/1/2045	215,591	215,959
3.00%, 7/1/2045	1,191,252	1,193,289
3.00%, 8/1/2045	249,468	249,895
3.00%, 4/1/2046	784,639	785,007
3.00%, 5/1/2046	477,522	477,746
3.00%, 6/1/2046	345,727	345,889
3.00%, 8/1/2046	352,167	352,332
3.00%, 10/1/2046	1,056,776	1,057,272
3.00%, 11/1/2046	1,036,292	1,036,778
3.00%, 11/1/2046	578,783	579,055
3.00%, 1/1/2047	934,032	934,471
3.00%, 2/1/2047	1,140,405	1,140,940
3.00%, 11/1/2047	745,255	745,610
3.50%, 6/1/2019	36,045	37,252
3.50%, 3/1/2021	251,090	259,560
3.50%, 2/1/2026	303,179	313,406
3.50%, 10/1/2026	233,965	241,857
3.50%, 1/1/2029	66,711	69,036
3.50%, 6/1/2029	111,388	115,245
3.50%, 8/1/2029	72,898	75,422
3.50%, 2/1/2030	46,162	47,794
3.50%, 7/1/2035	275,929	286,361
3.50%, 7/1/2042	54,425	56,192
3.50%, 3/1/2043	229,605	237,044
3.50%, 5/1/2043	642,717	663,538
3.50%, 8/1/2043	1,310,772	1,353,235
3.50%, 11/1/2043	123,896	127,909
3.50%, 6/1/2044	270,314	278,310
3.50%, 8/1/2044	122,216	125,832
3.50%, 10/1/2044	102,571	105,606
3.50%, 11/1/2044	208,015	214,168
3.50%, 12/1/2044	490,188	504,689
3.50%, 1/1/2045	110,425	113,691
3.50%, 2/1/2045	463,321	477,027
3.50%, 7/1/2045	269,046	276,486
3.50%, 7/1/2045	120,443	123,773
3.50%, 10/1/2045	453,248	465,782
3.50%, 11/1/2045	333,289	342,505
3.50%, 12/1/2045	779,961	801,529
3.50%, 12/1/2045	113,637	116,779
3.50%, 1/1/2046	658,104	676,302
3.50%, 3/1/2046	773,760	795,156
3.50%, 5/1/2046	750,888	771,492
3.50%, 9/1/2046	580,100	596,018
3.50%, 12/1/2046	764,584	785,563
3.50%, 2/1/2047	710,923	730,430
3.50%, 4/1/2047	1,530,755	1,572,922
3.50%, 6/1/2047	897,764	922,494
3.50%, 8/1/2047	924,211	949,669
3.50%, 10/1/2047	1,135,861	1,167,150
3.50%, 11/1/2047	324,179	333,108
3.50%, 12/1/2047	650,000	667,905
4.00%, 5/1/2021	125,893	130,963
4.00%, 6/1/2035	244,453	257,450
4.00%, 10/1/2040	119,411	125,731
4.00%, 12/1/2041	149,702	157,634
4.00%, 4/1/2042	77,901	82,028
4.00%, 6/1/2042	237,481	250,091
4.00%, 10/1/2043	361,744	380,909
4.00%, 5/1/2044	119,687	125,340
4.00%, 5/1/2044	68,838	72,089
4.00%, 7/1/2044	332,066	347,750
4.00%, 10/1/2044	293,969	307,854
4.00%, 12/1/2044	83,079	87,003
4.00%, 4/1/2045	125,119	131,020
4.00%, 10/1/2045	394,067	412,653
4.00%, 12/1/2045	566,050	592,749
4.00%, 1/1/2046	1,531,835	1,604,084
4.00%, 1/1/2047	676,303	708,172
4.00%, 6/1/2047	530,675	555,994
4.00%, 7/1/2047	285,292	298,904
4.00%, 8/1/2047	1,477,673	1,548,175
4.00%, 9/1/2047	488,173	511,465
4.00%, 11/1/2047	991,637	1,038,949
4.00%, 12/1/2047	498,754	522,550
4.50%, 2/1/2039	118,127	125,729
4.50%, 7/1/2041	261,871	280,447
4.50%, 9/1/2041	75,827	81,205
4.50%, 10/1/2041	581,312	622,849
4.50%, 10/1/2043	182,355	194,365
4.50%, 3/1/2044	164,292	174,942
4.50%, 3/1/2044	224,992	239,577
4.50%, 7/1/2044	749,719	798,320
4.50%, 9/1/2044	476,131	506,996

See accompanying notes to financial statements.

28

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 7/1/2045	$646,434	$692,624
4.50%, 8/1/2045	89,378	95,155
4.50%, 12/1/2047	497,192	530,347
5.00%, 9/1/2031	193,196	207,606
5.00%, 9/1/2038	53,534	58,150
5.00%, 1/1/2039	126,090	136,963
5.00%, 9/1/2039	117,078	127,174
5.00%, 9/1/2039	243,678	264,160
5.00%, 12/1/2041	175,165	189,779
5.50%, 1/1/2028	27,858	30,579
5.50%, 9/1/2035	4,003	4,417
5.50%, 6/1/2036	23,427	25,856
5.50%, 12/1/2036	30,525	33,690
5.50%, 7/1/2037	355,370	392,222
5.50%, 4/1/2038	224,800	247,647
5.50%, 5/1/2038	4,091	4,507
5.50%, 8/1/2038	398,218	439,513
6.00%, 7/1/2040	742,625	827,988
TBA 2.50%, 1/1/2033 (a)	950,000	948,590
TBA 3.00%, 1/1/2033 (a)	900,000	916,734
TBA 3.50%, 1/1/2048 (a)	1,875,000	1,925,903
TBA 4.00%, 1/1/2048 (a)	950,000	993,641
Federal National Mortgage Association:
2.00%, 11/1/2031	255,966	249,367
2.50%, 7/1/2028	215,554	216,354
2.50%, 7/1/2028	436,601	438,222
2.50%, 8/1/2028	325,196	326,403
2.50%, 10/1/2028	153,657	154,227
2.50%, 3/1/2029	520,831	523,289
2.50%, 2/1/2030	124,111	124,393
2.50%, 5/1/2030	159,545	159,631
2.50%, 7/1/2030	139,508	139,583
2.50%, 2/1/2031	793,879	794,309
2.50%, 10/1/2031	865,018	864,057
2.50%, 10/1/2031	816,190	815,283
2.50%, 11/1/2031	1,045,763	1,044,601
2.50%, 12/1/2031	593,527	592,867
2.50%, 10/1/2032	146,210	146,023
2.50%, 12/1/2032	347,151	346,708
3.00%, 12/1/2026	95,800	97,763
3.00%, 2/1/2027	51,719	52,779
3.00%, 3/1/2027	845,223	862,448
3.00%, 8/1/2027	758,101	773,641
3.00%, 10/1/2028	137,156	139,957
3.00%, 11/1/2028	198,517	202,571
3.00%, 6/1/2029	107,809	109,993
3.00%, 7/1/2029	199,033	203,064
3.00%, 8/1/2029	134,099	136,814
3.00%, 8/1/2029	115,328	117,664
3.00%, 9/1/2029	97,646	99,623
3.00%, 4/1/2030	300,546	306,428
3.00%, 5/1/2030	803,276	819,646
3.00%, 6/1/2030	142,699	145,492
3.00%, 9/1/2030	110,675	112,841
3.00%, 11/1/2030	414,929	423,049
3.00%, 12/1/2030	146,272	149,135
3.00%, 4/1/2031	216,635	220,819
3.00%, 10/1/2032	487,031	496,313
3.00%, 1/1/2033	450,000	458,576
3.00%, 1/1/2035	225,189	229,113
3.00%, 2/1/2035	315,799	321,301
3.00%, 2/1/2036	298,978	303,569
3.00%, 10/1/2036	590,066	599,045
3.00%, 11/1/2036	1,107,592	1,124,446
3.00%, 9/1/2037	391,347	397,094
3.00%, 2/1/2043	1,921,059	1,933,200
3.00%, 4/1/2043	501,212	503,991
3.00%, 4/1/2043	486,542	489,240
3.00%, 5/1/2043	221,485	222,714
3.00%, 5/1/2043	246,904	248,273
3.00%, 5/1/2043	125,927	126,625
3.00%, 6/1/2043	426,285	428,649
3.00%, 7/1/2043	539,335	542,326
3.00%, 7/1/2043	132,560	133,295
3.00%, 8/1/2043	530,513	533,454
3.00%, 8/1/2043	408,014	410,276
3.00%, 8/1/2043	86,922	87,404
3.00%, 9/1/2043	215,648	216,844
3.00%, 1/1/2044	104,009	104,586
3.00%, 12/1/2044	272,867	273,792
3.00%, 4/1/2045	617,040	618,027
3.00%, 9/1/2045	2,085,317	2,088,651
3.00%, 11/1/2045	518,455	519,284
3.00%, 11/1/2045	202,018	202,341
3.00%, 11/1/2045	639,231	640,253
3.00%, 12/1/2045	307,843	308,336
3.00%, 5/1/2046	334,338	334,466
3.00%, 7/1/2046	1,476,073	1,476,637
3.00%, 8/1/2046	1,155,812	1,156,254
3.00%, 9/1/2046	1,231,411	1,231,882
3.00%, 10/1/2046	836,960	837,280
3.00%, 10/1/2046	1,317,826	1,318,329
3.00%, 11/1/2046	529,974	530,177
3.00%, 12/1/2046	538,481	538,686
3.00%, 12/1/2046	1,432,511	1,433,058
3.00%, 1/1/2047	922,723	923,076
3.00%, 1/1/2047	821,429	821,743
3.50%, 10/1/2025	192,320	198,621
3.50%, 11/1/2025	224,090	231,431
3.50%, 1/1/2026	26,200	27,058
3.50%, 1/1/2027	164,793	170,192
3.50%, 1/1/2029	157,725	163,042
3.50%, 5/1/2029	235,464	243,393
3.50%, 10/1/2029	72,692	75,139
3.50%, 12/1/2030	204,517	211,536
3.50%, 2/1/2031	822,099	849,167
3.50%, 6/1/2034	380,737	395,386
3.50%, 7/1/2034	438,617	455,492
3.50%, 2/1/2037	749,036	775,857
3.50%, 7/1/2037	479,171	496,304
3.50%, 12/1/2040	329,035	340,188
3.50%, 1/1/2041	320,986	331,867
3.50%, 5/1/2042	644,703	665,529
3.50%, 6/1/2042	509,618	526,080
3.50%, 1/1/2043	158,817	163,947
3.50%, 5/1/2043	83,692	86,388
3.50%, 5/1/2043	284,368	293,529
3.50%, 6/1/2043	895,120	923,957

See accompanying notes to financial statements.

29

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 1/1/2044	$175,557	$181,212
3.50%, 9/1/2044	504,770	519,614
3.50%, 10/1/2044	104,185	107,248
3.50%, 1/1/2045	104,881	107,965
3.50%, 1/1/2045	159,079	163,758
3.50%, 1/1/2045	357,787	368,309
3.50%, 2/1/2045	774,095	799,100
3.50%, 2/1/2045	455,966	469,376
3.50%, 4/1/2045	248,292	255,126
3.50%, 5/1/2045	152,243	156,433
3.50%, 8/1/2045	432,812	444,724
3.50%, 9/1/2045	1,379,737	1,424,683
3.50%, 11/1/2045	436,162	448,166
3.50%, 11/1/2045	476,723	489,844
3.50%, 12/1/2045	554,820	570,090
3.50%, 12/1/2045	551,240	566,411
3.50%, 12/1/2045	537,253	552,039
3.50%, 2/1/2046	788,924	810,637
3.50%, 2/1/2046	770,679	791,710
3.50%, 2/1/2046	894,969	919,600
3.50%, 3/1/2046	971,081	997,807
3.50%, 4/1/2046	689,038	707,840
3.50%, 4/1/2046	851,402	874,636
3.50%, 6/1/2046	1,132,163	1,163,057
3.50%, 2/1/2047	952,061	978,041
3.50%, 4/1/2047	721,364	741,111
3.50%, 5/1/2047	720,698	740,364
3.50%, 6/1/2047	731,384	751,405
3.50%, 8/1/2047	345,392	354,817
3.50%, 9/1/2047	761,332	782,173
3.50%, 10/1/2047	493,184	506,684
3.50%, 11/1/2047	620,123	637,098
3.50%, 1/1/2048	500,000	513,687
4.00%, 5/1/2020	2,272	2,338
4.00%, 7/1/2021	36,984	38,314
4.00%, 8/1/2026	86,578	90,084
4.00%, 1/1/2034	302,970	318,975
4.00%, 10/1/2040	346,424	364,722
4.00%, 12/1/2040	281,465	296,332
4.00%, 1/1/2041	1,373,829	1,446,394
4.00%, 2/1/2041	395,148	416,019
4.00%, 10/1/2041	111,468	117,355
4.00%, 12/1/2041	136,570	143,794
4.00%, 4/1/2042	499,959	526,449
4.00%, 10/1/2043	317,671	333,962
4.00%, 10/1/2043	1,047,157	1,102,638
4.00%, 10/1/2043	1,131,648	1,191,514
4.00%, 12/1/2043	185,343	194,848
4.00%, 2/1/2044	179,114	188,299
4.00%, 6/1/2044	145,336	152,197
4.00%, 7/1/2044	154,594	161,893
4.00%, 7/1/2044	316,800	331,756
4.00%, 9/1/2044	97,983	102,609
4.00%, 10/1/2044	53,809	56,350
4.00%, 10/1/2044	70,853	74,198
4.00%, 12/1/2044	179,167	187,625
4.00%, 1/1/2045	56,122	58,772
4.00%, 3/1/2045	112,955	118,327
4.00%, 5/1/2045	473,308	495,819
4.00%, 7/1/2045	196,962	206,329
4.00%, 9/1/2045	140,109	146,772
4.00%, 9/1/2045	609,997	639,009
4.00%, 9/1/2045	134,543	140,942
4.00%, 12/1/2045	374,112	391,905
4.00%, 12/1/2045	202,319	211,942
4.00%, 12/1/2045	696,050	729,154
4.00%, 3/1/2046	231,223	242,163
4.00%, 4/1/2046	835,406	874,931
4.00%, 7/1/2046	595,186	623,346
4.00%, 11/1/2046	919,560	963,067
4.00%, 6/1/2047	286,369	299,915
4.00%, 7/1/2047	451,458	472,813
4.00%, 8/1/2047	483,763	506,646
4.00%, 9/1/2047	904,946	947,753
4.00%, 12/1/2047	997,396	1,044,575
4.00%, 1/1/2048	500,000	523,651
4.50%, 9/1/2018	10,495	10,658
4.50%, 4/1/2019	21,043	21,369
4.50%, 11/1/2024	41,543	43,438
4.50%, 4/1/2031	90,976	97,453
4.50%, 5/1/2041	235,792	252,798
4.50%, 9/1/2041	138,890	148,838
4.50%, 1/1/2042	273,069	292,628
4.50%, 9/1/2043	489,848	525,175
4.50%, 9/1/2043	98,992	105,591
4.50%, 10/1/2043	239,609	255,580
4.50%, 12/1/2043	337,899	360,422
4.50%, 3/1/2044	77,940	83,074
4.50%, 4/1/2044	65,138	69,429
4.50%, 5/1/2044	262,196	279,673
4.50%, 5/1/2044	473,853	505,069
4.50%, 6/1/2044	240,846	256,712
4.50%, 6/1/2044	256,821	273,739
4.50%, 10/1/2044	294,975	314,407
4.50%, 8/1/2047	376,569	401,812
4.50%, 9/1/2047	768,999	820,547
4.50%, 12/1/2047	695,523	742,146
5.00%, 2/1/2019	18,691	19,028
5.00%, 3/1/2019	12,620	12,848
5.00%, 6/1/2039	575,745	627,366
5.00%, 6/1/2040	374,448	405,566
5.00%, 7/1/2040	181,483	196,565
5.00%, 9/1/2040	176,832	191,527
5.00%, 2/1/2041	135,326	146,572
5.00%, 7/1/2041	529,047	577,393
5.00%, 9/1/2041	581,424	629,788
5.00%, 3/1/2042	301,457	326,509
5.00%, 7/1/2044	129,045	139,047
5.00%, 1/1/2045	117,173	126,090
5.50%, 1/1/2035	446,620	494,111
5.50%, 4/1/2036	233,896	258,479
5.50%, 11/1/2038	95,854	105,790
5.50%, 12/1/2038	42,327	46,761
5.50%, 12/1/2039	93,619	103,324
5.50%, 7/1/2041	203,416	224,909
6.00%, 1/1/2037	53,172	59,247
6.00%, 9/1/2037	69,152	77,053
6.00%, 9/1/2039	52,455	58,544

See accompanying notes to financial statements.

30

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 6/1/2040	$124,849	$139,113
6.00%, 10/1/2040	160,829	179,498
TBA 2.50%, 1/1/2033 (a)	450,000	449,437
TBA 3.00%, 1/1/2033 (a)	550,000	560,312
TBA 3.50%, 1/1/2048 (a)	3,400,000	3,491,906
TBA 4.00%, 1/1/2048 (a)	1,050,000	1,098,234
TBA 4.50%, 1/1/2048 (a)	1,100,000	1,170,383
Government National Mortgage Association:
2.50%, 1/20/2043	98,342	96,698
3.00%, 5/20/2032	686,597	701,948
3.00%, 5/15/2042	155,018	156,949
3.00%, 8/20/2042	396,789	402,623
3.00%, 12/20/2042	399,460	405,333
3.00%, 1/20/2043	1,271,971	1,290,674
3.00%, 3/20/2043	480,707	486,982
3.00%, 4/20/2043	295,143	298,996
3.00%, 8/20/2043	338,642	343,063
3.00%, 12/20/2044	176,565	178,509
3.00%, 2/15/2045	176,677	178,202
3.00%, 3/15/2045	155,174	156,540
3.00%, 3/20/2045	94,389	95,336
3.00%, 4/20/2045	286,925	289,802
3.00%, 6/20/2045	122,025	123,249
3.00%, 7/20/2045	638,816	645,220
3.00%, 8/20/2045	143,256	144,692
3.00%, 12/20/2045	111,361	112,478
3.00%, 4/20/2046	307,121	310,042
3.00%, 5/20/2046	505,475	510,281
3.00%, 7/20/2046	362,246	365,691
3.00%, 8/20/2046	747,939	755,051
3.00%, 9/20/2046	2,342,908	2,365,186
3.00%, 10/20/2046	1,367,047	1,380,046
3.00%, 11/20/2046	1,125,682	1,136,386
3.00%, 12/20/2046	1,186,145	1,197,424
3.00%, 1/20/2047	1,316,409	1,328,927
3.00%, 2/20/2047	718,536	725,369
3.00%, 5/20/2047	1,034,291	1,044,189
3.00%, 6/20/2047	222,637	224,768
3.00%, 12/20/2047	2,075,000	2,094,858
3.50%, 2/15/2042	279,970	291,303
3.50%, 4/15/2042	122,573	127,534
3.50%, 6/20/2042	713,487	741,691
3.50%, 10/20/2042	523,020	543,695
3.50%, 11/20/2042	78,796	81,910
3.50%, 2/20/2043	286,838	298,168
3.50%, 3/20/2043	97,119	100,955
3.50%, 3/20/2043	205,715	213,847
3.50%, 4/20/2043	231,334	240,478
3.50%, 5/20/2043	291,742	303,265
3.50%, 7/20/2043	704,510	732,337
3.50%, 9/20/2043	362,193	376,499
3.50%, 1/20/2044	330,904	343,974
3.50%, 3/20/2044	221,583	229,712
3.50%, 4/20/2044	315,908	327,497
3.50%, 5/20/2044	331,982	344,161
3.50%, 7/20/2044	171,356	177,642
3.50%, 8/20/2044	244,911	253,896
3.50%, 10/20/2044	105,158	109,016
3.50%, 12/20/2044	70,961	73,565
3.50%, 2/20/2045	70,931	73,533
3.50%, 3/20/2045	91,659	94,878
3.50%, 4/20/2045	147,127	152,294
3.50%, 4/20/2045	154,681	160,114
3.50%, 5/20/2045	312,354	323,324
3.50%, 6/20/2045	161,878	167,564
3.50%, 7/20/2045	1,370,624	1,418,764
3.50%, 9/20/2045	419,977	434,727
3.50%, 10/20/2045	475,146	491,834
3.50%, 12/20/2045	101,383	104,943
3.50%, 4/20/2046	441,164	456,566
3.50%, 5/20/2046	782,798	810,127
3.50%, 6/20/2046	1,333,694	1,380,258
3.50%, 7/20/2046	1,621,495	1,678,106
3.50%, 8/20/2046	1,457,964	1,508,866
3.50%, 9/20/2046	1,605,991	1,662,061
3.50%, 10/20/2046	484,271	501,179
3.50%, 1/20/2047	352,105	364,398
3.50%, 3/20/2047	704,144	728,815
3.50%, 5/20/2047	1,365,458	1,413,300
3.50%, 6/20/2047	748,792	775,028
3.50%, 8/20/2047	394,771	408,603
3.50%, 9/20/2047	396,675	410,574
3.50%, 10/20/2047	796,130	824,025
3.50%, 12/20/2047	1,125,000	1,164,417
4.00%, 2/15/2040	12,970	13,610
4.00%, 4/15/2040	164,090	172,178
4.00%, 11/20/2041	147,572	155,835
4.00%, 2/20/2042	163,186	172,323
4.00%, 5/20/2042	144,020	151,978
4.00%, 8/20/2042	65,641	69,268
4.00%, 8/20/2043	174,776	183,946
4.00%, 3/20/2044	196,818	207,028
4.00%, 6/20/2044	263,220	276,875
4.00%, 7/15/2044	220,745	231,408
4.00%, 7/20/2044	198,803	209,116
4.00%, 8/20/2044	81,084	85,291
4.00%, 12/20/2044	96,613	101,625
4.00%, 1/20/2045	173,234	182,221
4.00%, 2/20/2045	134,408	141,381
4.00%, 5/15/2045	116,518	122,176
4.00%, 6/15/2045	151,906	159,283
4.00%, 8/20/2045	143,065	150,286
4.00%, 9/20/2045	534,377	561,349
4.00%, 10/20/2045	276,332	290,279
4.00%, 11/20/2045	724,883	761,470
4.00%, 1/20/2046	174,287	183,084
4.00%, 2/20/2046	1,647,714	1,730,879
4.00%, 4/20/2046	586,923	616,547
4.00%, 5/20/2046	1,312,583	1,378,833
4.00%, 3/20/2047	849,666	889,078
4.00%, 4/20/2047	216,831	226,350
4.00%, 5/20/2047	554,568	578,912
4.00%, 7/20/2047	1,457,977	1,521,979
4.00%, 8/20/2047	587,585	613,379
4.00%, 9/20/2047	296,829	309,859
4.50%, 6/15/2039	37,360	39,675
4.50%, 4/15/2040	154,535	164,045

See accompanying notes to financial statements.

31

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 6/15/2040	$142,050	$150,791
4.50%, 9/20/2040	146,207	155,983
4.50%, 3/15/2041	81,368	86,375
4.50%, 6/15/2041	42,284	44,835
4.50%, 7/15/2041	66,001	69,982
4.50%, 7/20/2041	273,919	292,265
4.50%, 10/20/2043	64,968	69,016
4.50%, 12/20/2043	170,725	181,362
4.50%, 1/20/2044	133,935	142,280
4.50%, 4/20/2044	193,845	205,922
4.50%, 5/20/2045	113,814	120,555
4.50%, 10/20/2045	165,631	175,441
4.50%, 6/20/2046	372,207	394,251
4.50%, 7/20/2046	200,602	212,483
4.50%, 12/20/2046	415,917	441,831
4.50%, 7/20/2047	905,314	956,291
4.50%, 8/20/2047	486,421	513,811
4.50%, 9/20/2047	639,675	675,695
5.00%, 12/15/2038	52,033	56,723
5.00%, 5/15/2039	55,975	60,726
5.00%, 11/20/2042	240,046	259,696
5.00%, 3/20/2043	48,052	51,845
5.00%, 4/20/2043	114,158	123,435
5.00%, 5/20/2043	45,871	49,582
5.00%, 8/20/2043	186,499	200,842
5.00%, 5/20/2044	102,989	110,909
5.00%, 6/20/2044	63,435	68,314
5.00%, 7/20/2044	164,951	177,290
5.00%, 12/20/2045	783,760	844,035
5.50%, 9/15/2035	160,636	178,362
5.50%, 7/15/2038	23,842	26,353
5.50%, 3/15/2039	116,635	128,466
6.00%, 8/15/2040	45,590	51,396
6.00%, 9/15/2040	77,058	86,702
6.00%, 1/20/2046	270,347	301,266
TBA 3.00%, 1/1/2048 (a)	525,000	529,840
TBA 3.50%, 1/1/2048 (a)	2,975,000	3,076,801

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $233,371,586)		230,841,022

	Shares
SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c) (Cost $15,579,297)	15,579,297	15,579,297

TOTAL INVESTMENTS — 106.3% (Cost $248,950,883)		246,420,319
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%		(14,577,887)

NET ASSETS — 100.0%		$231,842,432

(a)	When-issued security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$230,841,022	$—	$230,841,022
Short-Term Investments	15,579,297	—	—	15,579,297

TOTAL INVESTMENTS	$15,579,297	$230,841,022	$—	$246,420,319

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	12,941,935	$12,941,935	$50,965,531	$48,328,169	$—	$—	15,579,297	$15,579,297	$65,171

See accompanying notes to financial statements.

32

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Principal Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.5%
AUSTRALIA — 4.7%
Australia Government Bond:
Series 146, 1.75%, 11/21/2020	AUD	2,280,000	$1,764,087
Series 143, 2.75%, 10/21/2019	AUD	3,700,000	2,932,891
Series 126, 4.50%, 04/15/2020	AUD	4,700,000	3,875,655
Series 122, 5.25%, 03/15/2019	AUD	2,525,000	2,053,721

			10,626,354

AUSTRIA — 3.3%
Austria Government Bond:
0.25%, 10/18/2019 (a)	EUR	1,040,000	1,265,559
1.95%, 06/18/2019 (a)	EUR	1,375,000	1,710,424
3.90%, 07/15/2020 (a)	EUR	2,180,000	2,906,885
4.35%, 03/15/2019 (a)	EUR	1,365,000	1,735,199

			7,618,067

BELGIUM — 3.7%
Belgium Government Bond:
Series 67, 3.00%, 09/28/2019	EUR	1,855,000	2,364,388
Series 58, 3.75%, 09/28/2020 (a)	EUR	2,860,000	3,830,499
Series 55, 4.00%, 03/28/2019	EUR	1,808,000	2,293,368

			8,488,255

CANADA — 4.6%
Canadian Government Bond:
0.50%, 02/01/2019	CAD	1,040,000	820,728
0.75%, 05/01/2019	CAD	1,445,000	1,140,223
0.75%, 08/01/2019	CAD	565,000	444,515
0.75%, 09/01/2020	CAD	2,205,000	1,715,305
1.25%, 11/01/2019	CAD	1,545,000	1,223,410
1.25%, 02/01/2020	CAD	500,000	395,251
1.50%, 03/01/2020	CAD	2,030,000	1,612,708
1.75%, 03/01/2019	CAD	900,000	719,892
1.75%, 09/01/2019	CAD	1,200,000	958,975
3.50%, 06/01/2020	CAD	450,000	374,122
3.75%, 06/01/2019	CAD	1,300,000	1,067,993

			10,473,122

CHILE — 0.2%
Bonos del Banco Central de Chile en Pesos:
Series 5YR, 4.50%, 04/01/2020	CLP	70,000,000	116,390
4.50%, 06/01/2020	CLP	195,000,000	324,801

			441,191

CZECH REPUBLIC — 1.1%
Czech Republic Government Bond:
Series 98, Zero Coupon%, 07/17/2019	CZK	11,950,000	549,456
Series 101, Zero Coupon%, 02/10/2020	CZK	6,270,000	290,653
Series 76, 1.50%, 10/29/2019	CZK	12,000,000	572,342
Series 46, 3.75%, 09/12/2020	CZK	11,000,000	557,502
Series 56, 5.00%, 04/11/2019	CZK	11,540,000	573,770

			2,543,723

DENMARK — 1.2%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2020	DKK	4,450,000	731,713
4.00%, 11/15/2019	DKK	11,725,000	2,053,656

			2,785,369

FINLAND — 1.5%
Finland Government Bond:
0.38%, 09/15/2020 (a)	EUR	950,000	1,166,005
3.38%, 04/15/2020 (a)	EUR	940,000	1,228,328
4.38%, 07/04/2019 (a)	EUR	725,000	935,795

			3,330,128

FRANCE — 5.9%
France Government Bond OAT:
0.01%, 02/25/2019	EUR	565,000	683,364
0.01%, 02/25/2020	EUR	1,520,000	1,843,556
0.01%, 05/25/2020	EUR	750,000	910,447
0.25%, 11/25/2020	EUR	1,050,000	1,283,311
0.50%, 11/25/2019	EUR	1,588,000	1,943,730
1.00%, 05/25/2019	EUR	830,000	1,018,764
2.50%, 10/25/2020	EUR	850,000	1,104,654
3.50%, 04/25/2020	EUR	1,000,000	1,311,502
3.75%, 10/25/2019	EUR	1,170,000	1,515,640
4.25%, 04/25/2019	EUR	1,120,000	1,430,927
8.50%, 10/25/2019	EUR	350,000	489,613

			13,535,508

GERMANY — 4.9%
Bundesrepublik Deutschland:
0.01%, 06/14/2019	EUR	550,000	667,045
0.01%, 09/13/2019	EUR	625,000	758,990
Federal Republic of Germany:
0.01%, 03/15/2019	EUR	525,000	635,765
Series 171, 0.01%, 04/17/2020	EUR	675,000	821,554
Series 170, 0.25%, 10/11/2019	EUR	630,000	768,617
Series 172, 0.25%, 10/16/2020	EUR	775,000	951,300
Series 169, 0.50%, 04/12/2019	EUR	700,000	853,372
Series 168, 1.00%, 02/22/2019	EUR	600,000	734,609
2.25%, 09/04/2020	EUR	485,000	626,313
3.00%, 07/04/2020	EUR	850,000	1,112,417
Series 09, 3.25%, 01/04/2020	EUR	950,000	1,229,981

See accompanying notes to financial statements.

33

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount		Value
Series 09, 3.50%, 07/04/2019	EUR	765,000	$977,284
Series 08, 3.75%, 01/04/2019	EUR	750,000	940,862

			11,078,109

HONG KONG — 0.4%
Hong Kong Government Bond Programme:
0.91%, 11/05/2020	HKD	1,550,000	194,577
1.06%, 02/05/2020	HKD	2,000,000	253,782
1.47%, 02/20/2019	HKD	2,000,000	256,657
2.93%, 01/13/2020	HKD	1,000,000	131,726

			836,742

HUNGARY — 0.9%
Hungary Government Bond:
Series 20/C, 1.00%, 09/23/2020	HUF	87,000,000	340,740
Series 19/C, 2.00%, 10/30/2019	HUF	87,800,000	351,482
Series 20/B, 3.50%, 06/24/2020	HUF	115,000,000	478,419
Series 19/A, 6.50%, 06/24/2019	HUF	150,000,000	635,868
Series 20/A, 7.50%, 11/12/2020	HUF	50,000,000	231,175

			2,037,684

IRELAND — 2.7%
Ireland Government Bond:
4.40%, 06/18/2019	EUR	1,050,000	1,351,427
4.50%, 04/18/2020	EUR	1,605,000	2,149,677
5.00%, 10/18/2020	EUR	1,120,000	1,550,886
5.90%, 10/18/2019	EUR	925,000	1,237,844

			6,289,834

ISRAEL — 1.1%
Israel Government Bond:
Series 0519, 2.25%, 05/31/2019	ILS	2,900,000	860,302
Series 0120, 5.00%, 01/31/2020	ILS	2,800,000	886,731
Series 0219, 6.00%, 02/28/2019	ILS	2,550,000	784,226

			2,531,259

ITALY — 5.9%
Italy Buoni Poliennali Del Tesoro:
0.05%, 10/15/2019	EUR	1,040,000	1,252,756
0.35%, 06/15/2020	EUR	1,125,000	1,360,166
Italy Certificati di Credito del Tesoro:
0.01%, 05/30/2019	EUR	390,000	469,538
0.01%, 10/30/2019	EUR	350,000	420,896
Republic of Italy:
0.10%, 04/15/2019	EUR	600,000	723,771
0.20%, 10/15/2020	EUR	385,000	462,887
0.65%, 11/01/2020	EUR	500,000	608,965
0.70%, 05/01/2020	EUR	630,000	768,334
1.05%, 12/01/2019	EUR	400,000	490,618
1.50%, 08/01/2019	EUR	600,000	739,668
2.50%, 05/01/2019	EUR	620,000	771,734
4.00%, 09/01/2020	EUR	550,000	728,864
4.25%, 02/01/2019	EUR	900,000	1,133,442
4.25%, 09/01/2019	EUR	700,000	902,348
4.25%, 03/01/2020	EUR	700,000	918,462
4.50%, 03/01/2019	EUR	570,000	722,246
4.50%, 02/01/2020	EUR	750,000	985,527

			13,460,222

JAPAN — 22.9%
Government of Japan 10 Year Bond:
Series 310, 1.00%, 09/20/2020	JPY	50,000,000	457,292
Series 309, 1.10%, 06/20/2020	JPY	48,000,000	438,903
Series 312, 1.20%, 12/20/2020	JPY	300,000,000	2,767,403
Series 299, 1.30%, 03/20/2019	JPY	150,000,000	1,354,581
Series 304, 1.30%, 09/20/2019	JPY	70,000,000	636,612
Series 305, 1.30%, 12/20/2019	JPY	175,000,000	1,596,982
Series 307, 1.30%, 03/20/2020	JPY	85,000,000	778,273
Series 302, 1.40%, 06/20/2019	JPY	25,000,000	226,891
Series 303, 1.40%, 09/20/2019	JPY	100,000,000	910,963
Series 306, 1.40%, 03/20/2020	JPY	175,000,000	1,605,759
Series 300, 1.50%, 03/20/2019	JPY	100,000,000	905,202
Series 301, 1.50%, 06/20/2019	JPY	100,000,000	908,859
Government of Japan 2 Year Bond:
Series 372, 0.10%, 01/15/2019	JPY	12,000,000	106,788
Series 373, 0.10%, 02/15/2019	JPY	197,000,000	1,753,449
Series 374, 0.10%, 03/15/2019	JPY	50,000,000	445,122
Series 375, 0.10%, 04/15/2019	JPY	55,000,000	489,732
Series 376, 0.10%, 05/15/2019	JPY	95,000,000	846,069
Series 377, 0.10%, 06/15/2019	JPY	248,000,000	2,209,236
Series 379, 0.10%, 08/15/2019	JPY	60,000,000	534,700
Series 380, 0.10%, 09/15/2019	JPY	41,000,000	365,451
Series 381, 0.10%, 10/15/2019	JPY	194,500,000	1,733,977
Series 383, 0.10%, 12/15/2019	JPY	160,000,000	1,426,961

See accompanying notes to financial statements.

34

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount		Value
Government of Japan 20 Year Bond:
Series 45, 2.40%, 03/20/2020	JPY	50,000,000	$468,575
Series 43, 2.90%, 09/20/2019	JPY	30,000,000	280,130
Government of Japan 5 Year Bond:
Series 119, 0.10%, 06/20/2019	JPY	100,000,000	890,679
Series 121, 0.10%, 09/20/2019	JPY	70,000,000	623,811
Series 122, 0.10%, 12/20/2019	JPY	610,000,000	5,438,828
Series 123, 0.10%, 03/20/2020	JPY	512,000,000	4,567,458
Series 124, 0.10%, 06/20/2020	JPY	475,000,000	4,239,370
Series 125, 0.10%, 09/20/2020	JPY	550,000,000	4,911,039
Series 126, 0.10%, 12/20/2020	JPY	300,000,000	2,680,426
Series 117, 0.20%, 03/20/2019	JPY	305,000,000	2,718,169
Series 118, 0.20%, 06/20/2019	JPY	150,000,000	1,337,963
Series 120, 0.20%, 09/20/2019	JPY	178,000,000	1,588,980

			52,244,633

MALAYSIA — 2.2%
Malaysia Government Bond:
Series 0612, 3.49%, 03/31/2020	MYR	1,000,000	248,711
Series 0414, 3.65%, 10/31/2019	MYR	3,200,000	798,224
Series 0315, 3.66%, 10/15/2020	MYR	2,000,000	498,586
Series 0515, 3.76%, 03/15/2019	MYR	2,150,000	535,552
Series 0613, 3.89%, 07/31/2020	MYR	300,000	75,245
Series 0902, 4.38%, 11/29/2019	MYR	2,000,000	505,651
Series 3/04, 5.73%, 07/30/2019	MYR	700,000	180,084
Malaysia Government Investment Issue:
Series 0416, 3.23%, 04/15/2020	MYR	2,700,000	663,367
Series 0713, 3.56%, 04/30/2019	MYR	2,000,000	495,999
Series 0712, 3.58%, 05/15/2020	MYR	1,200,000	296,128
Series 0215, 3.80%, 08/27/2020	MYR	2,310,000	573,210
Series 0109, 3.91%, 08/13/2019	MYR	800,000	199,465

			5,070,222

MEXICO — 1.7%
Mexican Bonos:
Series M, 5.00%, 12/11/2019	MXN	33,330,000	$1,621,502
Series M, 8.00%, 06/11/2020	MXN	45,100,000	2,323,749

			3,945,251

NETHERLANDS — 4.6%
Kingdom of Netherlands:
0.25%, 01/15/2020	EUR	2,225,000	2,718,232
1.25%, 01/15/2019 (a)	EUR	1,925,000	2,357,577
3.50%, 07/15/2020 (a)	EUR	2,128,000	2,817,656
4.00%, 07/15/2019 (a)	EUR	1,955,000	2,515,915

			10,409,380

NEW ZEALAND — 1.0%
New Zealand Government Bond:
Series 0420, 3.00%, 04/15/2020	NZD	1,385,000	1,009,062
Series 0319, 5.00%, 03/15/2019	NZD	1,620,000	1,195,410

			2,204,472

NORWAY — 0.7%
Norway Government Bond Series 473, 4.50%, 05/22/2019 (a)	NOK	12,325,000	1,590,711

POLAND — 2.2%
Poland Government Bond:
Series 0419, Zero Coupon%, 04/25/2019	PLN	2,890,000	814,418
Series 0720, Zero Coupon%, 07/25/2020	PLN	1,000,000	274,260
Series 0420, 1.50%, 04/25/2020	PLN	4,475,000	1,275,996
Series 0719, 3.25%, 07/25/2019	PLN	3,300,000	972,981
Series 1020, 5.25%, 10/25/2020	PLN	2,200,000	688,909
Series 1019, 5.50%, 10/25/2019	PLN	3,200,000	981,697

			5,008,261

PORTUGAL — 1.7%
Portugal Obrigacoes do Tesouro OT:
4.75%, 06/14/2019 (a)	EUR	1,400,000	1,798,674
4.80%, 06/15/2020 (a)	EUR	1,500,000	2,011,076

			3,809,750

RUSSIA — 0.9%
Russian Federal Bond — OFZ:
Series 6214, 6.40%, 05/27/2020	RUB	31,690,000	544,944
Series 6216, 6.70%, 05/15/2019	RUB	37,600,000	653,241
Series 6210, 6.80%, 12/11/2019	RUB	25,000,000	434,722

See accompanying notes to financial statements.

35

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount		Value
Series 6208, 7.50%, 02/27/2019	RUB	19,250,000	$337,913

			1,970,820

SINGAPORE — 1.2%
Singapore Government Bond:
1.63%, 10/01/2019	SGD	1,105,000	826,518
2.00%, 07/01/2020	SGD	540,000	407,303
2.50%, 06/01/2019	SGD	1,070,000	810,002
3.25%, 09/01/2020	SGD	800,000	622,987

			2,666,810

SLOVAKIA — 0.4%
Slovakia Government Bond Series 214, 4.00%, 04/27/2020	EUR	675,000	892,583

SLOVENIA — 0.3%
Slovenia Government Bond:
Series RS67, 4.13%, 01/26/2020	EUR	300,000	393,572
Series RS63, 4.38%, 02/06/2019	EUR	175,000	221,067

			614,639

SOUTH KOREA — 3.8%
Korea Treasury Bond:
Series 1912, 1.25%, 12/10/2019	KRW	900,000,000	827,247
Series 1906, 1.50%, 06/10/2019	KRW	1,150,000,000	1,066,402
Series 2003, 2.00%, 03/10/2020	KRW	4,212,000,000	3,922,867
Series 1909, 2.75%, 09/10/2019	KRW	2,350,000,000	2,220,158
Series 1903, 3.13%, 03/10/2019	KRW	755,000,000	714,917

			8,751,591

SPAIN — 4.6%
Kingdom of Spain:
0.25%, 01/31/2019	EUR	780,000	942,719
1.15%, 07/30/2020	EUR	925,000	1,147,352
1.40%, 01/31/2020	EUR	1,350,000	1,676,116
2.75%, 04/30/2019	EUR	1,000,000	1,250,094
4.00%, 04/30/2020 (a)	EUR	1,200,000	1,581,022
4.30%, 10/31/2019 (a)	EUR	1,050,000	1,367,374
4.60%, 07/30/2019 (a)	EUR	950,000	1,229,416
4.85%, 10/31/2020 (a)	EUR	890,000	1,217,764

			10,411,857

SWEDEN — 1.7%
Kingdom of Sweden:
Series 1052, 4.25%, 03/12/2019	SEK	15,360,000	1,989,531
Series 1047, 5.00%, 12/01/2020	SEK	13,000,000	1,839,450

			3,828,981

SWITZERLAND — 0.7%
Switzerland Government Bond:
2.25%, 07/06/2020	CHF	760,000	838,691
3.00%, 05/12/2019	CHF	805,000	869,433

			1,708,124

THAILAND — 1.3%
Thailand Government Bond:
2.55%, 06/26/2020	THB	21,350,000	671,249
3.45%, 03/08/2019	THB	14,100,000	442,861
3.88%, 06/13/2019	THB	40,400,000	1,283,032
Series 05-3, 5.38%, 12/03/2019	THB	1,500,000	49,423
Series 04-5, 5.50%, 08/13/2019	THB	14,700,000	480,169
5.63%, 01/12/2019	THB	700,000	22,387

			2,949,121

UNITED KINGDOM — 4.5%
United Kingdom Treasury Bond:
1.75%, 07/22/2019	GBP	1,495,000	2,063,437
2.00%, 07/22/2020	GBP	1,400,000	1,966,498
3.75%, 09/07/2019	GBP	1,305,000	1,863,738
3.75%, 09/07/2020	GBP	240,000	352,935
4.50%, 03/07/2019	GBP	1,360,000	1,928,060
4.75%, 03/07/2020	GBP	1,455,000	2,152,475

			10,327,143

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $216,801,504)			224,479,916

	Shares
SHORT-TERM INVESTMENTS — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d) (Cost $7,423)		7,423	7,423

TOTAL INVESTMENTS — 98.5% (Cost $216,808,927)			224,487,339
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%			3,359,302

NET ASSETS — 100.0%			$227,846,641

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 14.7% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.

See accompanying notes to financial statements.

36

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

CLP = Chilean Peso

CZK = Czech Koruna

DKK = Danish Krone

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

HUF = Hungary Forint

ILS = Israeli New Shekel

JPY = Japanese Yen

KRW = South Korean Won

MXN = Mexican Peso

MYR = Malaysian Ringgit

NOK = Norwegian Krone

NZD = New Zealand Dollar

PLN = Polish Zloty

RUB = Russian Ruble

SEK = Swedish Krona

SGD = Singapore Dollar

THB = Thai Baht

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Australia	$—	$10,626,354	$—	$10,626,354
Austria	—	7,618,067	—	7,618,067
Belgium	—	8,488,255	—	8,488,255
Canada	—	10,473,122	—	10,473,122
Chile	—	441,191	—	441,191
Czech Republic	—	2,543,723	—	2,543,723
Denmark	—	2,785,369	—	2,785,369
Finland	—	3,330,128	—	3,330,128
France	—	13,535,508	—	13,535,508
Germany	—	11,078,109	—	11,078,109
Hong Kong	—	836,742	—	836,742
Hungary	—	2,037,684	—	2,037,684
Ireland	—	6,289,834	—	6,289,834
Israel	—	2,531,259	—	2,531,259
Italy	—	13,460,222	—	13,460,222
Japan	—	52,244,633	—	52,244,633
Malaysia	—	5,070,222	—	5,070,222
Mexico	—	3,945,251	—	3,945,251
Netherlands	—	10,409,380	—	10,409,380
New Zealand	—	2,204,472	—	2,204,472
Norway	—	1,590,711	—	1,590,711
Poland	—	5,008,261	—	5,008,261
Portugal	—	3,809,750	—	3,809,750
Russia	—	1,970,820	—	1,970,820
Singapore	—	2,666,810	—	2,666,810
Slovakia	—	892,583	—	892,583
Slovenia	—	614,639	—	614,639
South Korea	—	8,751,591	—	8,751,591
Spain	—	10,411,857	—	10,411,857
Sweden	—	3,828,981	—	3,828,981
Switzerland	—	1,708,124	—	1,708,124
Thailand	—	2,949,121	—	2,949,121
United Kingdom	—	10,327,143	—	10,327,143
Short-Term Investments	7,423	—	—	7,423

TOTAL INVESTMENTS	$7,423	$224,479,916	$—	$224,487,339

See accompanying notes to financial statements.

37

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	93,298	$93,298	$12,172,916	$12,258,791	$—	$—	7,423	$7,423	$851

See accompanying notes to financial statements.

38

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Principal Amount		Value
CORPORATE BONDS & NOTES — 97.9%
AUSTRALIA — 1.9%
Australia & New Zealand Banking Group, Ltd. 0.75%, 09/29/2026	EUR	200,000	$236,740
BHP Billiton Finance, Ltd.:
Series MTN, 3.00%, 03/30/2020	AUD	140,000	110,456
Series 12, 4.30%, 09/25/2042	GBP	200,000	340,105
Commonwealth Bank of Australia:
1.63%, 02/04/2019	EUR	300,000	367,146
4.38%, 02/25/2020	EUR	200,000	262,772
National Australia Bank, Ltd.:
Series GMTN, 0.88%, 01/20/2022	EUR	200,000	245,434
1.25%, 05/18/2026	EUR	300,000	370,189
Series GMTN, 2.00%, 11/12/2020	EUR	200,000	253,258
2.75%, 08/08/2022	EUR	150,000	199,515
Series GMTN, 4.00%, 07/13/2020	EUR	200,000	264,195
Telstra Corp., Ltd.:
2.50%, 09/15/2023	EUR	200,000	264,927
3.50%, 09/21/2022	EUR	200,000	274,416
4.25%, 03/23/2020	EUR	150,000	197,143
Westpac Banking Corp.:
0.25%, 01/17/2022	EUR	150,000	179,699
Series MTN, 4.50%, 02/25/2019	AUD	200,000	160,453

			3,726,448

BELGIUM — 2.4%
Anheuser-Busch InBev NV:
0.63%, 03/17/2020	EUR	400,000	486,863
Series EMTN, 0.80%, 04/20/2023	EUR	200,000	243,895
0.88%, 03/17/2022	EUR	400,000	491,933
1.50%, 03/17/2025	EUR	400,000	503,948
1.50%, 04/18/2030	EUR	400,000	478,279
1.88%, 01/20/2020	EUR	150,000	187,067
2.00%, 03/17/2028	EUR	700,000	897,523
Series EMTN, 2.25%, 05/24/2029	GBP	100,000	132,730
2.70%, 03/31/2026	EUR	100,000	135,834
2.75%, 03/17/2036	EUR	500,000	658,907
Series EMTN, 2.85%, 05/25/2037	GBP	250,000	338,086
KBC Group NV 0.75%, 03/01/2022	EUR	200,000	242,826

			4,797,891

CANADA — 0.1%
Toronto-Dominion Bank 0.63%, 03/08/2021	EUR	200,000	244,007

CAYMAN ISLANDS — 0.1%
CK Hutchison Finance 16, Ltd. 1.25%, 04/06/2023	EUR	200,000	245,653

DENMARK — 0.6%
AP Moeller — Maersk A/S 1.75%, 03/18/2021	EUR	200,000	250,846
Carlsberg Breweries A/S 2.50%, 05/28/2024	EUR	200,000	263,744
Danske Bank A/S:
0.50%, 05/06/2021	EUR	300,000	364,383
0.75%, 06/02/2023	EUR	200,000	243,241

			1,122,214

FINLAND — 0.1%
OP Corporate Bank PLC 0.75%, 03/03/2022	EUR	200,000	244,897

FRANCE — 14.1%
Air Liquide Finance SA 1.25%, 06/13/2028	EUR	200,000	244,840
Airbus Group Finance B.V. 2.38%, 04/02/2024	EUR	200,000	264,535
Autoroutes du Sud de la France SA:
1.25%, 01/18/2027	EUR	300,000	367,489
5.63%, 07/04/2022	EUR	200,000	296,593
Banque Federative du Credit Mutuel SA:
0.25%, 06/14/2019	EUR	300,000	362,096
0.38%, 01/13/2022	EUR	100,000	120,448
1.25%, 01/14/2025	EUR	200,000	248,253
1.25%, 05/26/2027	EUR	300,000	366,768
1.63%, 01/19/2026	EUR	400,000	507,197
2.00%, 09/19/2019	EUR	200,000	248,838
2.63%, 02/24/2021	EUR	200,000	258,804
2.63%, 03/18/2024	EUR	400,000	537,417
3.00%, 11/28/2023	EUR	200,000	273,874
3.25%, 08/23/2022	EUR	200,000	272,966
4.13%, 07/20/2020	EUR	400,000	530,490
BNP Paribas SA:
0.75%, 11/11/2022	EUR	200,000	244,269
Series EMTN, 1.13%, 01/15/2023	EUR	400,000	496,501
1.13%, 10/10/2023	EUR	400,000	491,674
1.50%, 11/17/2025	EUR	100,000	123,972
1.50%, 05/25/2028	EUR	400,000	498,003
1.63%, 02/23/2026	EUR	300,000	381,235
2.00%, 01/28/2019	EUR	200,000	245,666
2.25%, 01/13/2021	EUR	200,000	255,604
2.38%, 05/20/2024	EUR	100,000	132,973
2.50%, 08/23/2019	EUR	200,000	250,511
2.88%, 10/24/2022	EUR	300,000	402,994
2.88%, 09/26/2023	EUR	300,000	407,171
3.75%, 11/25/2020	EUR	200,000	265,852
4.13%, 01/14/2022	EUR	300,000	417,359
4.50%, 03/21/2023	EUR	300,000	436,317
Bouygues SA:
3.64%, 10/29/2019	EUR	150,000	192,150
4.25%, 07/22/2020	EUR	200,000	265,808
BPCE SA:
0.63%, 04/20/2020	EUR	300,000	365,225
1.00%, 10/05/2028	EUR	300,000	354,571
4.50%, 02/10/2022	EUR	200,000	282,038

See accompanying notes to financial statements.

39

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount		Value
Capgemini SE:
1.75%, 07/01/2020	EUR	300,000	$373,494
2.50%, 07/01/2023	EUR	100,000	131,742
Carrefour SA:
1.75%, 05/22/2019	EUR	300,000	369,338
1.75%, 07/15/2022	EUR	100,000	126,867
3.88%, 04/25/2021	EUR	150,000	201,907
4.00%, 04/09/2020	EUR	200,000	261,444
Cie de Saint-Gobain 0.01%, 03/27/2020	EUR	200,000	239,797
Cie Financiere et Industrielle des Autoroutes SA 5.00%, 05/24/2021	EUR	200,000	279,286
Credit Agricole SA:
0.75%, 12/01/2022	EUR	300,000	366,090
0.88%, 01/19/2022	EUR	200,000	245,890
1.00%, 09/16/2024	EUR	100,000	122,402
1.25%, 04/14/2026	EUR	400,000	492,674
1.38%, 05/03/2027	EUR	300,000	370,375
Series EMTN, 1.88%, 12/20/2026	EUR	300,000	378,359
2.38%, 11/27/2020	EUR	300,000	384,725
2.38%, 05/20/2024	EUR	300,000	398,034
3.13%, 07/17/2023	EUR	200,000	274,112
3.13%, 02/05/2026	EUR	300,000	423,548
3.88%, 02/13/2019	EUR	300,000	376,381
5.13%, 04/18/2023	EUR	100,000	150,016
Danone SA:
Series EMTN, 0.17%, 11/03/2020	EUR	100,000	120,535
0.42%, 11/03/2022	EUR	100,000	120,306
0.71%, 11/03/2024	EUR	100,000	120,078
1.21%, 11/03/2028	EUR	300,000	360,340
2.25%, 11/15/2021	EUR	500,000	645,427
Engie Alliance GIE Series EMTN, 5.75%, 06/24/2023	EUR	150,000	229,530
Engie SA:
1.38%, 05/19/2020	EUR	200,000	247,996
2.38%, 05/19/2026	EUR	300,000	398,949
5.00%, 10/01/2060	GBP	200,000	437,912
Holding d’Infrastructures de Transport SAS 4.88%, 10/27/2021	EUR	250,000	352,710
HSBC France SA 1.88%, 01/16/2020	EUR	200,000	249,473
LVMH Moet Hennessy Vuitt:
Zero Coupon%, 05/26/2020	EUR	300,000	360,351
0.75%, 05/26/2024	EUR	200,000	242,778
Orange SA:
3.00%, 06/15/2022	EUR	300,000	402,179
3.88%, 04/09/2020	EUR	200,000	261,121
3.88%, 01/14/2021	EUR	300,000	400,914
8.13%, 01/28/2033	EUR	200,000	447,754
Sanofi:
0.01%, 01/13/2020	EUR	200,000	240,624
0.50%, 01/13/2027	EUR	200,000	232,558
1.13%, 03/10/2022	EUR	200,000	248,793
1.75%, 09/10/2026	EUR	300,000	387,722
1.88%, 09/04/2020	EUR	200,000	251,219
2.50%, 11/14/2023	EUR	200,000	268,327
Societe Generale SA:
0.75%, 05/26/2023	EUR	400,000	486,462
2.25%, 01/23/2020	EUR	300,000	377,094
4.25%, 07/13/2022	EUR	200,000	282,563
4.75%, 03/02/2021	EUR	200,000	275,300
Total Capital Canada, Ltd.:
1.13%, 03/18/2022	EUR	200,000	249,046
2.13%, 09/18/2029	EUR	400,000	528,143
Total Capital International SA:
0.25%, 07/12/2023	EUR	300,000	356,667
0.75%, 07/12/2028	EUR	200,000	232,276
Series EMTN, 1.38%, 10/04/2029	EUR	200,000	244,421
2.50%, 03/25/2026	EUR	200,000	271,770
Total Capital SA 4.88%, 01/28/2019	EUR	200,000	253,218
Vivendi SA 0.75%, 05/26/2021	EUR	200,000	243,548

			28,205,086

GERMANY — 10.2%
Allianz Finance II B.V.:
3.50%, 02/14/2022	EUR	300,000	409,635
Series 62, 4.50%, 03/13/2043	GBP	200,000	374,064
4.75%, 07/22/2019	EUR	250,000	323,357
BASF Finance Europe NV 0.01%, 11/10/2020	EUR	200,000	240,366
BASF SE:
0.88%, 11/15/2027	EUR	200,000	236,815
1.88%, 02/04/2021	EUR	200,000	254,123
Series 10Y, 2.00%, 12/05/2022	EUR	200,000	261,008
BMW Finance NV 3.25%, 01/14/2019	EUR	200,000	248,657
BMW US Capital LLC:
0.63%, 04/20/2022	EUR	200,000	243,824
1.13%, 09/18/2021	EUR	200,000	248,368
Commerzbank AG:
0.50%, 09/13/2023	EUR	100,000	118,825
4.00%, 09/16/2020	EUR	250,000	331,545
Daimler AG:
0.25%, 05/11/2020	EUR	200,000	241,327
0.50%, 09/09/2019	EUR	300,000	363,770
0.63%, 03/05/2020	EUR	100,000	121,674
Series EMTN, 0.85%, 02/28/2025	EUR	300,000	361,151
Series EMTN, 0.88%, 01/12/2021	EUR	200,000	245,311
1.38%, 05/11/2028	EUR	600,000	727,858
1.40%, 01/12/2024	EUR	200,000	251,829
1.50%, 03/09/2026	EUR	300,000	375,809
Series EMTN, 1.50%, 07/03/2029	EUR	200,000	242,636
2.13%, 07/03/2037	EUR	200,000	245,241
Deutsche Bank AG:
1.00%, 03/18/2019	EUR	200,000	242,806

See accompanying notes to financial statements.

40

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount		Value
1.13%, 03/17/2025	EUR	1,100,000	$1,315,758
1.25%, 09/08/2021	EUR	300,000	369,404
1.50%, 01/20/2022	EUR	300,000	372,012
1.88%, 02/28/2020	GBP	100,000	136,232
2.38%, 01/11/2023	EUR	400,000	516,231
Deutsche Telekom International Finance B.V.:
1.50%, 04/03/2028	EUR	300,000	366,801
2.13%, 01/18/2021	EUR	400,000	509,692
4.25%, 07/13/2022	EUR	150,000	211,909
6.50%, 04/08/2022	GBP	90,000	147,278
E.ON International Finance B.V.:
5.75%, 05/07/2020	EUR	300,000	409,593
5.88%, 10/30/2037	GBP	150,000	290,976
6.00%, 10/30/2019	GBP	100,000	147,388
6.38%, 06/07/2032	GBP	200,000	384,411
6.75%, 01/27/2039	GBP	200,000	425,064
HeidelbergCement AG 2.25%, 03/30/2023	EUR	400,000	516,787
innogy Finance BV:
6.13%, 07/06/2039	GBP	250,000	500,407
6.25%, 06/03/2030	GBP	50,000	92,573
6.50%, 08/10/2021	EUR	200,000	294,895
6.63%, 01/31/2019	EUR	150,000	193,240
Linde AG 1.75%, 09/17/2020	EUR	300,000	377,925
Linde Finance B.V. 0.25%, 01/18/2022	EUR	200,000	241,741
Merck Financial Services GmbH 4.50%, 03/24/2020	EUR	250,000	330,458
SAP SE:
1.13%, 02/20/2023	EUR	100,000	125,364
1.75%, 02/22/2027	EUR	200,000	259,632
Siemens Financieringsmaatschappij NV:
1.50%, 03/10/2020	EUR	200,000	248,550
1.75%, 03/12/2021	EUR	250,000	316,775
2.88%, 03/10/2028	EUR	200,000	283,827
Volkswagen International Finance NV:
0.88%, 01/16/2023	EUR	400,000	486,896
1.13%, 10/02/2023	EUR	500,000	612,690
1.63%, 01/16/2030	EUR	300,000	351,612
Series 10Y, 1.88%, 03/30/2027	EUR	400,000	495,589
2.00%, 01/14/2020	EUR	250,000	311,782
2.00%, 03/26/2021	EUR	100,000	126,815
3.25%, 01/21/2019	EUR	400,000	496,760
Volkswagen Leasing GmbH:
Series EMTN, 1.13%, 04/04/2024	EUR	100,000	120,860
2.38%, 09/06/2022	EUR	200,000	259,584
2.63%, 01/15/2024	EUR	400,000	525,585
Vonovia Finance B.V.:
1.63%, 12/15/2020	EUR	200,000	250,196
2.25%, 12/15/2023	EUR	300,000	389,433

			20,522,724

HONG KONG — 0.4%
CK Hutchison Finance 16 II, Ltd. 0.88%, 10/03/2024	EUR	300,000	356,416
Hutchison Whampoa Finance 14, Ltd. 1.38%, 10/31/2021	EUR	300,000	373,061

			729,477

IRELAND — 0.1%
Johnson Controls International PLC 1.00%, 09/15/2023	EUR	200,000	242,469

ISRAEL — 0.4%
Teva Pharmaceutical Finance IV B.V. 2.88%, 04/15/2019	EUR	200,000	243,162
Teva Pharmaceutical Finance Netherlands II B.V.:
1.13%, 10/15/2024	EUR	250,000	259,547
1.25%, 03/31/2023	EUR	200,000	218,633

			721,342

ITALY — 5.4%
Assicurazioni Generali SpA:
2.88%, 01/14/2020	EUR	200,000	254,031
5.13%, 09/16/2024	EUR	350,000	537,777
Atlantia SpA 1.88%, 07/13/2027	EUR	200,000	244,772
Autostrade per l’Italia SpA 5.88%, 06/09/2024	EUR	200,000	315,735
Enel Finance International NV:
1.00%, 09/16/2024	EUR	400,000	486,978
1.97%, 01/27/2025	EUR	234,000	301,515
5.00%, 09/14/2022	EUR	350,000	512,843
5.63%, 08/14/2024	GBP	200,000	329,452
5.75%, 09/14/2040	GBP	250,000	471,930
Eni SpA:
1.50%, 02/02/2026	EUR	200,000	246,043
3.25%, 07/10/2023	EUR	300,000	412,471
3.63%, 01/29/2029	EUR	200,000	287,253
3.75%, 09/12/2025	EUR	250,000	359,725
4.00%, 06/29/2020	EUR	200,000	263,586
4.13%, 09/16/2019	EUR	200,000	257,249
4.25%, 02/03/2020	EUR	200,000	261,218
Intesa Sanpaolo SpA:
1.13%, 01/14/2020	EUR	300,000	367,732
1.13%, 03/04/2022	EUR	315,000	386,455
1.38%, 01/18/2024	EUR	200,000	245,942
2.00%, 06/18/2021	EUR	300,000	380,376
3.00%, 01/28/2019	EUR	100,000	124,015
4.00%, 10/30/2023	EUR	200,000	283,266
4.13%, 04/14/2020	EUR	200,000	261,907
4.38%, 10/15/2019	EUR	300,000	388,328
Snam SpA 0.88%, 10/25/2026	EUR	300,000	350,366
Terna Rete Elettrica Nazionale SpA:
0.88%, 02/02/2022	EUR	200,000	245,814
Series EMTN, 1.38%, 07/26/2027	EUR	100,000	120,441
4.75%, 03/15/2021	EUR	300,000	413,058
UniCredit SpA:
1.50%, 06/19/2019	EUR	200,000	245,409
2.00%, 03/04/2023	EUR	300,000	382,126

See accompanying notes to financial statements.

41

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount		Value
2.13%, 10/24/2026	EUR	200,000	$253,419
3.25%, 01/14/2021	EUR	100,000	130,887
3.63%, 01/24/2019	EUR	300,000	374,047
Unione di Banche Italiane SpA 2.88%, 02/18/2019	EUR	300,000	371,639

			10,867,805

JAPAN — 0.6%
Panasonic Corp. Series 12, 0.39%, 03/19/2020	JPY	100,000,000	892,431
Sumitomo Mitsui Financial Group, Inc. 1.55%, 06/15/2026	EUR	300,000	370,665

			1,263,096

LUXEMBOURG — 0.7%
HeidelbergCement Finance Luxembourg SA 1.63%, 04/07/2026	EUR	200,000	247,015
Holcim Finance Luxembourg SA:
1.38%, 05/26/2023	EUR	200,000	248,941
2.25%, 05/26/2028	EUR	300,000	382,359
Novartis Finance SA:
0.01%, 03/31/2021	EUR	100,000	119,728
0.13%, 09/20/2023	EUR	400,000	472,857

			1,470,900

MEXICO — 0.5%
America Movil SAB de CV:
3.00%, 07/12/2021	EUR	300,000	393,611
4.13%, 10/25/2019	EUR	200,000	257,959
4.38%, 08/07/2041	GBP	100,000	161,460
Fomento Economico Mexicano SAB de CV 1.75%, 03/20/2023	EUR	200,000	251,078

			1,064,108

NETHERLANDS — 8.3%
ABN AMRO Bank NV:
1.00%, 04/16/2025	EUR	243,000	297,129
2.13%, 11/26/2020	EUR	200,000	254,378
2.50%, 11/29/2023	EUR	100,000	134,032
4.13%, 03/28/2022	EUR	350,000	487,777
4.75%, 01/11/2019	EUR	300,000	378,462
ASML Holding NV 1.38%, 07/07/2026	EUR	200,000	248,283
BMW Finance NV:
0.13%, 07/03/2020	EUR	200,000	240,894
0.13%, 01/12/2021	EUR	300,000	360,877
0.88%, 11/17/2020	EUR	300,000	368,891
Cooperatieve Rabobank UA:
Series GMTN, 0.50%, 12/06/2022	EUR	300,000	362,696
1.25%, 03/23/2026	EUR	400,000	494,912
Series GMTN, 1.38%, 02/03/2027	EUR	200,000	248,414
1.75%, 01/22/2019	EUR	300,000	367,714
2.25%, 03/23/2022	GBP	150,000	210,775
2.38%, 05/22/2023	EUR	300,000	397,442
Series GMTN, 4.00%, 01/11/2022	EUR	500,000	691,866
Series GMTN, 4.13%, 01/14/2020	EUR	700,000	911,893
Series EMTN, 4.13%, 01/12/2021	EUR	300,000	404,233
4.13%, 07/14/2025	EUR	450,000	673,051
Series EMTN, 4.38%, 06/07/2021	EUR	200,000	275,280
Series EMTN, 4.75%, 06/06/2022	EUR	600,000	863,125
Deutsche Telekom International Finance B.V.:
Series EMTN, 0.38%, 10/30/2021	EUR	200,000	241,453
0.63%, 04/03/2023	EUR	300,000	362,952
0.88%, 01/30/2024	EUR	400,000	486,766
1.38%, 01/30/2027	EUR	200,000	244,945
EDP Finance B.V. Series EMTN, 1.13%, 02/12/2024	EUR	100,000	121,333
Enel Finance International NV 1.38%, 06/01/2026	EUR	300,000	367,634
Gas Natural Fenosa Finance B.V. 1.38%, 01/19/2027	EUR	300,000	360,668
Heineken NV 2.13%, 08/04/2020	EUR	200,000	252,802
ING Bank NV:
0.70%, 04/16/2020	EUR	300,000	366,122
0.75%, 02/22/2021	EUR	200,000	244,952
1.25%, 12/13/2019	EUR	250,000	308,216
4.50%, 02/21/2022	EUR	400,000	563,040
ING Groep NV 0.75%, 03/09/2022	EUR	400,000	486,685
Koninklijke KPN NV Series GMTN, 5.75%, 09/17/2029	GBP	200,000	346,397
Shell International Finance B.V.:
0.38%, 02/15/2025	EUR	300,000	353,823
0.75%, 08/15/2028	EUR	200,000	231,793
1.00%, 04/06/2022	EUR	200,000	248,703
1.25%, 03/15/2022	EUR	200,000	251,185
1.25%, 05/12/2028	EUR	200,000	245,285
1.63%, 03/24/2021	EUR	200,000	252,426
1.63%, 01/20/2027	EUR	200,000	254,595
1.88%, 09/15/2025	EUR	200,000	261,085
2.50%, 03/24/2026	EUR	200,000	272,392
Teva Pharmaceutical Finance Netherlands II BV 0.38%, 07/25/2020	EUR	400,000	456,293
Volkswagen International Finance NV Series 4Y, 0.50%, 03/30/2021	EUR	200,000	241,932
Vonovia Finance B.V. 1.25%, 12/06/2024	EUR	200,000	243,378

			16,738,979

NORWAY — 0.5%
DNB Bank ASA:
3.88%, 06/29/2020	EUR	150,000	197,513
4.25%, 01/18/2022	EUR	200,000	279,604

See accompanying notes to financial statements.

42

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount		Value
4.38%, 02/24/2021	EUR	400,000	$544,745

			1,021,862

PORTUGAL — 0.2%
EDP Finance B.V. 2.63%, 01/18/2022	EUR	300,000	392,838

SPAIN — 5.5%
Abertis Infraestructuras SA 1.38%, 05/20/2026	EUR	200,000	239,247
Banco Bilbao Vizcaya Argentaria SA:
0.63%, 01/17/2022	EUR	300,000	363,054
Series GMTN, 0.75%, 09/11/2022	EUR	200,000	240,392
1.00%, 01/20/2021	EUR	200,000	245,965
Banco Santander SA 1.38%, 02/09/2022	EUR	400,000	495,016
Bankia SA 3.50%, 01/17/2019	EUR	200,000	248,815
BBVA Senior Finance SAU Series GMTN, 2.38%, 01/22/2019	EUR	200,000	246,424
CaixaBank SA:
Series EMTN, 1.13%, 01/12/2023	EUR	200,000	239,300
Series EMTN, 1.13%, 05/17/2024	EUR	200,000	240,802
Criteria Caixa SAU:
1.63%, 04/21/2022	EUR	200,000	246,454
2.38%, 05/09/2019	EUR	300,000	370,602
Gas Natural Capital Co. 1.13%, 04/11/2024	EUR	100,000	121,703
Iberdrola Finanzas SA:
1.00%, 03/07/2025	EUR	200,000	241,275
4.13%, 03/23/2020	EUR	150,000	196,472
Iberdrola International B.V.:
1.13%, 04/21/2026	EUR	200,000	240,634
3.50%, 02/01/2021	EUR	200,000	264,945
Mapfre SA 1.63%, 05/19/2026	EUR	300,000	368,244
Repsol International Finance B.V.:
2.63%, 05/28/2020	EUR	200,000	254,462
3.63%, 10/07/2021	EUR	200,000	270,259
4.88%, 02/19/2019	EUR	200,000	253,257
Santander Consumer Finance SA:
0.75%, 04/03/2019	EUR	300,000	363,609
0.88%, 01/24/2022	EUR	200,000	243,452
0.90%, 02/18/2020	EUR	200,000	244,158
Series EMTN, 1.50%, 11/12/2020	EUR	200,000	249,037
Santander International Debt SA:
Series EMTN, 1.38%, 03/03/2021	EUR	200,000	249,038
1.38%, 12/14/2022	EUR	300,000	375,679
4.00%, 01/24/2020	EUR	100,000	129,905
Telefonica Emisiones SAU:
0.32%, 10/17/2020	EUR	300,000	362,062
0.75%, 04/13/2022	EUR	300,000	364,985
1.46%, 04/13/2026	EUR	200,000	243,689
1.48%, 09/14/2021	EUR	100,000	125,343
Series EMTN, 1.53%, 01/17/2025	EUR	300,000	372,155
Series EMTN, 1.72%, 01/12/2028	EUR	300,000	364,891
2.24%, 05/27/2022	EUR	200,000	258,973
Series GMTN, 3.96%, 03/26/2021	EUR	100,000	134,628
Series GMTN, 3.99%, 01/23/2023	EUR	400,000	560,836
4.69%, 11/11/2019	EUR	500,000	653,199
4.71%, 01/20/2020	EUR	200,000	263,119
5.60%, 03/12/2020	GBP	100,000	147,943

			11,094,023

SWEDEN — 2.3%
Nordea Bank AB:
1.00%, 02/22/2023	EUR	200,000	246,925
1.13%, 02/12/2025	EUR	300,000	371,341
Series EMTN, 1.13%, 09/27/2027	EUR	200,000	242,099
2.00%, 02/17/2021	EUR	400,000	508,880
3.25%, 07/05/2022	EUR	100,000	136,017
4.00%, 07/11/2019	EUR	300,000	383,238
4.00%, 06/29/2020	EUR	250,000	330,099
Skandinaviska Enskilda Banken AB:
Series GMTN, 0.75%, 08/24/2021	EUR	100,000	122,666
Series GMTN, 1.88%, 11/14/2019	EUR	200,000	249,271
2.00%, 02/19/2021	EUR	300,000	381,496
Svenska Handelsbanken AB:
0.25%, 02/28/2022	EUR	200,000	240,058
1.13%, 12/14/2022	EUR	200,000	248,882
2.25%, 08/27/2020	EUR	300,000	381,668
2.63%, 08/23/2022	EUR	200,000	265,418
4.38%, 10/20/2021	EUR	300,000	417,724

			4,525,782

SWITZERLAND — 3.7%
ABB Finance B.V. 2.63%, 03/26/2019	EUR	200,000	247,984
Credit Suisse AG:
0.38%, 04/11/2019	EUR	400,000	483,295
1.00%, 06/07/2023	EUR	500,000	614,064
1.13%, 09/15/2020	EUR	200,000	246,912
1.38%, 11/29/2019	EUR	400,000	493,625
1.38%, 01/31/2022	EUR	200,000	250,362
1.50%, 04/10/2026	EUR	400,000	501,633
4.75%, 08/05/2019	EUR	450,000	582,038
Credit Suisse Group AG:
Series EMTN, 1.25%, 07/17/2025	EUR	200,000	242,325
2.13%, 09/12/2025	GBP	100,000	134,258
Credit Suisse Group Funding Guernsey, Ltd.:
1.00%, 04/14/2023	CHF	115,000	121,809
1.25%, 04/14/2022	EUR	455,000	563,596

See accompanying notes to financial statements.

43

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount		Value
Glencore Finance Europe SA 1.25%, 03/17/2021	EUR	250,000	$307,225
Glencore Finance Europe, Ltd. 1.88%, 09/13/2023	EUR	200,000	248,956
Roche Finance Europe B.V. 0.88%, 02/25/2025	EUR	300,000	367,967
Roche Holdings, Inc. 6.50%, 03/04/2021	EUR	150,000	217,046
UBS AG:
1.13%, 06/30/2020	EUR	335,000	413,150
1.25%, 09/03/2021	EUR	200,000	249,280
UBS Group Funding Switzerland AG:
1.25%, 09/01/2026	EUR	400,000	484,804
1.50%, 11/30/2024	EUR	300,000	374,168
1.75%, 11/16/2022	EUR	300,000	381,524

			7,526,021

UNITED KINGDOM — 12.1%
Barclays Bank PLC 4.88%, 08/13/2019	EUR	200,000	259,789
Barclays PLC:
1.50%, 04/01/2022	EUR	100,000	124,587
1.88%, 03/23/2021	EUR	300,000	377,187
Series EMTN, 1.88%, 12/08/2023	EUR	200,000	252,335
2.38%, 10/06/2023	GBP	200,000	273,568
3.13%, 01/17/2024	GBP	300,000	424,218
3.25%, 02/12/2027	GBP	300,000	423,981
BAT International Finance PLC 2.25%, 01/16/2030	EUR	200,000	248,213
BG Energy Capital PLC:
5.00%, 11/04/2036	GBP	200,000	365,691
5.13%, 12/01/2025	GBP	150,000	251,286
BP Capital Markets PLC:
1.11%, 02/16/2023	EUR	300,000	371,652
1.37%, 03/03/2022	EUR	200,000	251,320
1.53%, 09/26/2022	EUR	200,000	253,105
1.57%, 02/16/2027	EUR	200,000	249,542
2.18%, 09/28/2021	EUR	300,000	387,048
2.97%, 02/27/2026	EUR	200,000	276,195
2.99%, 02/18/2019	EUR	200,000	248,598
British Telecommunications PLC:
0.63%, 03/10/2021	EUR	300,000	364,098
1.13%, 06/10/2019	EUR	200,000	244,184
1.13%, 03/10/2023	EUR	300,000	367,816
1.50%, 06/23/2027	EUR	200,000	238,892
1.75%, 03/10/2026	EUR	400,000	494,248
Cadent Finance PLC:
2.13%, 09/22/2028	GBP	200,000	264,081
2.63%, 09/22/2038	GBP	200,000	260,245
2.75%, 09/22/2046	GBP	100,000	129,996
Centrica PLC:
4.38%, 03/13/2029	GBP	200,000	312,537
7.00%, 09/19/2033	GBP	100,000	201,019
Diageo Finance PLC 1.13%, 05/20/2019	EUR	200,000	243,967
GlaxoSmithKline Capital PLC:
0.01%, 09/12/2020	EUR	200,000	239,737
0.63%, 12/02/2019	EUR	300,000	364,994
1.38%, 12/02/2024	EUR	300,000	376,359
4.25%, 12/18/2045	GBP	200,000	352,303
5.25%, 12/19/2033	GBP	150,000	279,524
5.25%, 04/10/2042	GBP	150,000	295,177
6.38%, 03/09/2039	GBP	150,000	324,536
Heathrow Funding, Ltd.:
Series 0000, 4.63%, 10/31/2046	GBP	100,000	175,550
5.23%, 02/15/2023	GBP	100,000	158,469
5.88%, 05/13/2043	GBP	200,000	397,940
6.45%, 12/10/2031	GBP	150,000	291,752
6.75%, 12/03/2028	GBP	200,000	367,616
HSBC Bank PLC 4.00%, 01/15/2021	EUR	300,000	403,064
HSBC Holdings PLC:
0.88%, 09/06/2024	EUR	400,000	481,586
1.50%, 03/15/2022	EUR	400,000	503,138
2.50%, 03/15/2027	EUR	300,000	401,461
2.63%, 08/16/2028	GBP	300,000	414,040
Imperial Brands Finance PLC:
Series EMTN, 2.25%, 02/26/2021	EUR	200,000	254,104
Series EMTN, 9.00%, 02/17/2022	GBP	200,000	349,740
Lloyds Bank PLC:
1.00%, 11/19/2021	EUR	200,000	246,538
5.38%, 09/03/2019	EUR	200,000	262,368
6.50%, 09/17/2040	GBP	150,000	325,245
Lloyds Banking Group PLC Series EMTN, 2.25%, 10/16/2024	GBP	200,000	273,209
Nationwide Building Society:
Series EMTN, 0.50%, 10/29/2019	EUR	100,000	121,173
1.13%, 06/03/2022	EUR	200,000	247,327
1.25%, 03/03/2025	EUR	300,000	368,249
5.63%, 09/09/2019	GBP	150,000	218,705
Royal Bank of Scotland Group PLC:
2.50%, 03/22/2023	EUR	200,000	259,074
3 Month USD LIBOR - 2.04%, 2.00%, 03/08/2023	EUR	200,000	252,281
Royal Bank of Scotland PLC:
5.38%, 09/30/2019	EUR	450,000	591,238
5.50%, 03/23/2020	EUR	300,000	403,204
Santander UK Group Holdings PLC 1.13%, 09/08/2023	EUR	300,000	364,900
Santander UK PLC:
1.88%, 02/17/2020	GBP	100,000	137,662
2.00%, 01/14/2019	EUR	200,000	245,383
Sky PLC:
1.50%, 09/15/2021	EUR	300,000	376,029
2.50%, 09/15/2026	EUR	300,000	395,991
Standard Chartered PLC:
1.63%, 06/13/2021	EUR	200,000	250,608
4.38%, 01/18/2038	GBP	100,000	156,379
THFC Funding No. 3 PLC 5.20%, 10/11/2043	GBP	150,000	280,214

See accompanying notes to financial statements.

44

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount		Value
Vodafone Group PLC:
0.38%, 11/22/2021	EUR	300,000	$360,529
1.00%, 09/11/2020	EUR	100,000	122,657
1.25%, 08/25/2021	EUR	300,000	372,343
1.60%, 07/29/2031	EUR	200,000	226,222
1.88%, 09/11/2025	EUR	550,000	696,384
2.20%, 08/25/2026	EUR	800,000	1,028,461
3.00%, 08/12/2056	GBP	200,000	238,203
3.38%, 08/08/2049	GBP	100,000	128,368
4.65%, 01/20/2022	EUR	100,000	140,554
Western Power Distribution East Midlands PLC 5.25%, 01/17/2023	GBP	200,000	316,157
Western Power Distribution West Midlands PLC 5.75%, 04/16/2032	GBP	100,000	184,076

			24,180,219

UNITED STATES — 27.7%
AbbVie, Inc.:
0.38%, 11/18/2019	EUR	200,000	241,605
1.38%, 05/17/2024	EUR	300,000	367,793
American Express Credit Corp. 0.63%, 11/22/2021	EUR	200,000	243,284
American International Group, Inc. 1.88%, 06/21/2027	EUR	300,000	367,920
Amgen, Inc.:
1.25%, 02/25/2022	EUR	300,000	372,480
4.00%, 09/13/2029	GBP	100,000	155,421
Apple, Inc.:
0.88%, 05/24/2025	EUR	400,000	487,740
1.00%, 11/10/2022	EUR	600,000	746,493
1.38%, 01/17/2024	EUR	300,000	378,366
1.38%, 05/24/2029	EUR	200,000	245,502
1.63%, 11/10/2026	EUR	200,000	254,973
2.00%, 09/17/2027	EUR	200,000	262,759
3.05%, 07/31/2029	GBP	100,000	149,593
Series MTN, 3.70%, 08/28/2022	AUD	150,000	121,440
AT&T, Inc.:
1.30%, 09/05/2023	EUR	300,000	369,235
1.45%, 06/01/2022	EUR	200,000	249,601
1.80%, 09/04/2026	EUR	500,000	607,905
1.88%, 12/04/2020	EUR	200,000	251,392
2.35%, 09/04/2029	EUR	400,000	484,773
2.40%, 03/15/2024	EUR	200,000	259,222
2.45%, 03/15/2035	EUR	300,000	343,776
2.50%, 03/15/2023	EUR	200,000	260,948
2.65%, 12/17/2021	EUR	300,000	390,324
3.15%, 09/04/2036	EUR	400,000	491,836
3.50%, 12/17/2025	EUR	100,000	138,881
3.55%, 12/17/2032	EUR	200,000	269,336
3.55%, 09/14/2037	GBP	200,000	271,920
4.25%, 06/01/2043	GBP	200,000	293,170
4.38%, 09/14/2029	GBP	200,000	308,125
4.88%, 06/01/2044	GBP	200,000	320,756
7.00%, 04/30/2040	GBP	250,000	507,191
Bank of America Corp.:
0.75%, 07/26/2023	EUR	300,000	361,623
1.38%, 09/10/2021	EUR	400,000	500,892
1.63%, 09/14/2022	EUR	300,000	379,336
1.88%, 01/10/2019	EUR	300,000	367,621
2.30%, 07/25/2025	GBP	200,000	277,629
2.38%, 06/19/2024	EUR	300,000	394,874
2.50%, 07/27/2020	EUR	100,000	127,500
6.13%, 09/15/2021	GBP	100,000	158,121
7.00%, 07/31/2028	GBP	250,000	487,488
3 Month USD LIBOR - 0.83%, 0.74%, 02/07/2022	EUR	100,000	121,900
3 Month USD LIBOR + 1.03%, 1.38%, 02/07/2025	EUR	300,000	370,384
3 Month USD LIBOR + 1.20%, 1.78%, 05/04/2027	EUR	300,000	375,518
Berkshire Hathaway, Inc.:
0.50%, 03/13/2020	EUR	300,000	363,866
1.13%, 03/16/2027	EUR	300,000	357,817
1.30%, 03/15/2024	EUR	150,000	186,280
1.63%, 03/16/2035	EUR	200,000	232,115
Citigroup, Inc.:
0.75%, 10/26/2023	EUR	400,000	481,097
1.38%, 10/27/2021	EUR	300,000	375,200
Series EMTN, 1.50%, 10/26/2028	EUR	200,000	239,385
1.75%, 01/28/2025	EUR	300,000	378,373
2.38%, 05/22/2024	EUR	200,000	263,051
5.00%, 08/02/2019	EUR	450,000	583,912
7.38%, 09/04/2019	EUR	300,000	405,161
Coca-Cola Co.:
0.75%, 03/09/2023	EUR	300,000	365,618
1.13%, 03/09/2027	EUR	400,000	484,925
1.63%, 03/09/2035	EUR	300,000	362,578
1.88%, 09/22/2026	EUR	200,000	257,733
FedEx Corp. 1.63%, 01/11/2027	EUR	300,000	367,013
GE Capital European Funding:
0.80%, 01/21/2022	EUR	200,000	244,405
2.25%, 07/20/2020	EUR	250,000	316,828
2.63%, 03/15/2023	EUR	200,000	266,049
2.88%, 06/18/2019	EUR	300,000	376,040
5.38%, 01/23/2020	EUR	300,000	400,315
GE Capital European Funding Unlimited Co. 6.00%, 01/15/2019	EUR	100,000	127,733
General Electric Co.:
0.38%, 05/17/2022	EUR	400,000	479,648
0.88%, 05/17/2025	EUR	300,000	358,917
1.25%, 05/26/2023	EUR	300,000	372,103
1.50%, 05/17/2029	EUR	500,000	600,682
1.88%, 05/28/2027	EUR	200,000	253,603
2.13%, 05/17/2037	EUR	400,000	476,418
Goldman Sachs Group, Inc.:
0.75%, 05/10/2019	EUR	300,000	364,152
1.25%, 05/01/2025	EUR	100,000	120,971
1.38%, 07/26/2022	EUR	300,000	373,624
1.38%, 05/15/2024	EUR	300,000	367,731
1.63%, 07/27/2026	EUR	600,000	731,859
2.00%, 07/27/2023	EUR	300,000	382,572
2.13%, 09/30/2024	EUR	200,000	256,698

See accompanying notes to financial statements.

45

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount		Value
2.50%, 10/18/2021	EUR	200,000	$259,342
2.63%, 08/19/2020	EUR	300,000	383,708
3.00%, 02/12/2031	EUR	300,000	405,273
4.25%, 01/29/2026	GBP	200,000	308,280
5.13%, 10/23/2019	EUR	200,000	262,477
Honeywell International, Inc.:
0.65%, 02/21/2020	EUR	200,000	243,224
1.30%, 02/22/2023	EUR	200,000	249,389
International Business Machines Corp.:
0.50%, 09/07/2021	EUR	300,000	364,465
0.95%, 05/23/2025	EUR	200,000	242,196
1.25%, 05/26/2023	EUR	100,000	124,823
Series 001, 1.38%, 11/19/2019	EUR	200,000	246,979
1.50%, 05/23/2029	EUR	400,000	490,884
1.88%, 11/06/2020	EUR	200,000	252,468
2.75%, 12/21/2020	GBP	200,000	284,162
2.88%, 11/07/2025	EUR	100,000	138,013
Johnson & Johnson:
0.25%, 01/20/2022	EUR	300,000	362,002
1.65%, 05/20/2035	EUR	300,000	372,419
4.75%, 11/06/2019	EUR	100,000	131,032
JPMorgan Chase & Co.:
0.63%, 01/25/2024	EUR	700,000	834,810
1.38%, 09/16/2021	EUR	300,000	375,296
1.50%, 10/26/2022	EUR	200,000	252,138
1.50%, 01/27/2025	EUR	300,000	374,588
1.50%, 10/29/2026	EUR	200,000	248,283
1.88%, 11/21/2019	EUR	400,000	498,452
2.63%, 04/23/2021	EUR	200,000	259,608
2.75%, 08/24/2022	EUR	200,000	265,936
2.75%, 02/01/2023	EUR	200,000	266,980
2.88%, 05/24/2028	EUR	200,000	276,522
3.00%, 02/19/2026	EUR	300,000	414,267
3.88%, 09/23/2020	EUR	200,000	265,157
3 Month USD LIBOR + 0.84%, 1.64%, 05/18/2028	EUR	400,000	492,988
Kraft Heinz Foods Co. 2.25%, 05/25/2028	EUR	200,000	245,826
McDonald’s Corp. 1.00%, 11/15/2023	EUR	200,000	243,814
Merck & Co., Inc.:
1.13%, 10/15/2021	EUR	200,000	248,379
1.88%, 10/15/2026	EUR	200,000	259,256
Microsoft Corp.:
2.13%, 12/06/2021	EUR	350,000	451,520
3.13%, 12/06/2028	EUR	300,000	436,846
Morgan Stanley:
1.00%, 12/02/2022	EUR	300,000	367,617
Series EMTN, 1.34%, 10/23/2026	EUR	300,000	359,779
1.38%, 10/27/2026	EUR	300,000	360,569
1.75%, 03/11/2024	EUR	300,000	378,070
Series GMTN, 1.75%, 01/30/2025	EUR	200,000	250,851
1.88%, 03/30/2023	EUR	300,000	381,973
1.88%, 04/27/2027	EUR	300,000	372,882
Series GMTN, 2.38%, 03/31/2021	EUR	200,000	256,658
Series GMTN, 2.63%, 03/09/2027	GBP	200,000	276,296
Series GMTN, 5.38%, 08/10/2020	EUR	300,000	409,523
Mylan NV (Series .), 2.25%, 11/22/2024	EUR	200,000	249,769
Oracle Corp. 2.25%, 01/10/2021	EUR	300,000	383,825
Pfizer, Inc.:
0.01%, 03/06/2020	EUR	300,000	360,464
0.25%, 03/06/2022	EUR	200,000	240,165
5.75%, 06/03/2021	EUR	350,000	503,168
6.50%, 06/03/2038	GBP	300,000	666,704
Philip Morris International, Inc.:
1.75%, 03/19/2020	EUR	200,000	248,755
2.88%, 03/03/2026	EUR	200,000	272,292
Priceline Group, Inc.:
0.80%, 03/10/2022	EUR	200,000	243,065
1.80%, 03/03/2027	EUR	200,000	244,260
2.38%, 09/23/2024	EUR	200,000	259,540
Procter & Gamble Co.:
1.13%, 11/02/2023	EUR	300,000	373,439
2.00%, 08/16/2022	EUR	200,000	258,871
4.88%, 05/11/2027	EUR	200,000	324,186
Thermo Fisher Scientific, Inc. 0.75%, 09/12/2024	EUR	200,000	234,648
Toyota Motor Credit Corp.:
0.75%, 07/21/2022	EUR	200,000	244,991
1.00%, 09/10/2021	EUR	200,000	247,206
1.80%, 07/23/2020	EUR	200,000	250,859
US Bancorp Series EMTN, 0.85%, 06/07/2024	EUR	200,000	241,270
Verizon Communications, Inc.:
0.88%, 04/02/2025	EUR	200,000	235,822
1.38%, 10/27/2026	EUR	200,000	238,637
1.38%, 11/02/2028	EUR	200,000	231,718
2.63%, 12/01/2031	EUR	400,000	508,793
Series 20Y, 2.88%, 01/15/2038	EUR	300,000	364,806
3.25%, 02/17/2026	EUR	100,000	137,788
3.38%, 10/27/2036	GBP	300,000	408,463
Wal-Mart Stores, Inc.:
4.88%, 09/21/2029	EUR	150,000	250,329
5.25%, 09/28/2035	GBP	150,000	288,574
5.63%, 03/27/2034	GBP	200,000	390,353
Wells Fargo & Co.:
1.00%, 02/02/2027	EUR	300,000	353,918
1.13%, 10/29/2021	EUR	400,000	495,505
1.38%, 10/26/2026	EUR	500,000	611,431
1.50%, 09/12/2022	EUR	200,000	251,471
Series EMTN, 1.50%, 05/24/2027	EUR	300,000	368,173
1.63%, 06/02/2025	EUR	200,000	251,313
2.00%, 07/28/2025	GBP	100,000	135,151
2.00%, 04/27/2026	EUR	300,000	385,413
2.13%, 04/22/2022	GBP	200,000	276,827
2.13%, 06/04/2024	EUR	100,000	129,894
2.25%, 09/03/2020	EUR	200,000	254,026

See accompanying notes to financial statements.

46

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount		Value
2.25%, 05/02/2023	EUR	400,000	$522,048
2.63%, 08/16/2022	EUR	250,000	330,164
4.63%, 11/02/2035	GBP	150,000	259,583

			55,484,815

TOTAL CORPORATE BONDS & NOTES (Cost $190,128,710)			196,432,656

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (a) (b) (Cost $213,956)		213,956	213,956

TOTAL INVESTMENTS — 98.0% (Cost $190,342,666)			196,646,612
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%			3,951,441

NET ASSETS — 100.0%			$200,598,053

(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at December 31, 2017.

At December 31, 2017, open forward foreign currency exchange contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Westpac Banking Corp.	EUR	569,288	JPY	75,450,000	01/09/2018	$(13,900)
Westpac Banking Corp.	USD	115,506	JPY	13,000,000	01/09/2018	(79)
Citibank N.A.	EUR	112,165	JPY	15,000,000	01/09/2018	(1,546)
Westpac Banking Corp.	JPY	13,000,000	USD	115,173	01/09/2018	(255)
Westpac Banking Corp.	EUR	769,428	JPY	103,450,000	02/07/2018	(5,864)
Westpac Banking Corp.	JPY	90,450,000	EUR	671,965	01/09/2018	4,049

						$(17,595)

During the period ended December 31, 2017, average notional value related to foreign currency exchange contracts was $586,766 or 0.3% of net assets.

AUD = Australian Dollar

CHF = Swiss Franc

EUR = Euro

GBP = British Pound

JPY = Japanese Yen

USD = U.S. Dollar

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Australia	$—	$3,726,448	$—	$3,726,448
Belgium	—	4,797,891	—	4,797,891
Canada	—	244,007	—	244,007
Cayman Islands	—	245,653	—	245,653
Denmark	—	1,122,214	—	1,122,214

See accompanying notes to financial statements.

47

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Finland	$—	$244,897	$—	$244,897
France	—	28,205,086	—	28,205,086
Germany	—	20,522,724	—	20,522,724
Hong Kong	—	729,477	—	729,477
Ireland	—	242,469	—	242,469
Israel	—	721,342	—	721,342
Italy	—	10,867,805	—	10,867,805
Japan	—	1,263,096	—	1,263,096
Luxembourg	—	1,470,900	—	1,470,900
Mexico	—	1,064,108	—	1,064,108
Netherlands	—	16,738,979	—	16,738,979
Norway	—	1,021,862	—	1,021,862
Portugal	—	392,838	—	392,838
Spain	—	11,094,023	—	11,094,023
Sweden	—	4,525,782	—	4,525,782
Switzerland	—	7,526,021	—	7,526,021
United Kingdom	—	24,180,219	—	24,180,219
United States	—	55,484,815	—	55,484,815
Short-Term Investments	213,956	—	—	213,956

TOTAL INVESTMENTS	$213,956	$196,432,656	$—	$196,646,612

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	4,049	—	4,049

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$213,956	$196,436,705	$—	$196,650,661

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	(21,644)	—	(21,644)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(21,644)	$—	$(21,644)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,844	$27,844	$1,217,636	$1,031,524	$—	$—	213,956	$213,956	$284

See accompanying notes to financial statements.

48

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 85.4%
AEROSPACE & DEFENSE — 0.1%
United Technologies Corp. 3 Month USD LIBOR + 0.35% 1.73%, 11/1/2019 (a)	$2,029,000	$2,035,960

AGRICULTURE — 0.7%
BAT Capital Corp.:
3 Month USD LIBOR + 0.59%, 2.00%, 8/14/2020 (a) (b)	3,500,000	3,516,835
3 Month USD LIBOR + 0.88%, 2.30%, 8/15/2022 (a) (b)	3,050,000	3,087,485
BAT International Finance PLC 3 Month USD LIBOR + 0.51% 2.10%, 6/15/2018 (a) (b)	3,632,000	3,635,668
Philip Morris International, Inc. 3 Month USD LIBOR + 0.42% 1.86%, 2/21/2020 (a)	1,740,000	1,748,143

		11,988,131

AUTO MANUFACTURERS — 6.8%
American Honda Finance Corp.:
Series MTN, 3 Month USD LIBOR + 0.15%, 1.51%, 1/22/2019 (a)	3,775,000	3,776,359
Series MTN, 3 Month USD LIBOR + 0.15%, 1.57%, 11/13/2019 (a)	2,300,000	2,299,057
Series MTN, 3 Month USD LIBOR + 0.27%, 1.63%, 7/20/2020 (a)	1,761,000	1,764,575
Series MTN, 3 Month USD LIBOR + 0.28%, 1.72%, 11/19/2018 (a)	2,239,000	2,242,224
Series MTN, 3 Month USD LIBOR + 0.34%, 1.75%, 2/14/2020 (a)	2,767,000	2,774,997
Series MTN, 3 Month USD LIBOR + 0.35%, 1.74%, 11/5/2021 (a)	2,300,000	2,298,896
Series MTN, 3 Month USD LIBOR + 0.46%, 1.82%, 7/13/2018 (a)	2,093,000	2,097,437
Series MTN, 3 Month USD LIBOR + 0.47%, 1.89%, 11/16/2022 (a) (c)	1,800,000	1,802,520
Series MTN, 3 Month USD LIBOR + 0.83%, 2.27%, 2/22/2019 (a)	1,662,000	1,674,615
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.25%, 1.64%, 11/5/2018 (a) (b)	3,725,000	3,726,639
3 Month USD LIBOR + 0.42%, 1.91%, 3/2/2018 (a) (b)	2,650,000	2,650,609
3 Month USD LIBOR + 0.43%, 1.84%, 2/12/2021 (a) (b)	1,800,000	1,799,550
3 Month USD LIBOR + 0.53%, 1.92%, 5/5/2020 (a) (b)	2,400,000	2,407,320
3 Month USD LIBOR + 0.62%, 2.00%, 10/30/2019 (a) (b)	1,600,000	1,607,760
3 Month USD LIBOR + 0.63%, 1.98%, 1/6/2020 (a) (b)	1,000,000	1,005,400
Ford Motor Credit Co. LLC:
3 Month USD LIBOR + 0.79%, 2.34%, 6/12/2020 (a)	1,200,000	1,206,360
3 Month USD LIBOR + 0.83%, 2.24%, 8/12/2019 (a)	1,330,000	1,337,754
3 Month USD LIBOR + 0.90%, 2.49%, 6/15/2018 (a)	2,030,000	2,034,710
3 Month USD LIBOR + 0.93%, 2.32%, 11/4/2019 (a)	865,000	871,911
3 Month USD LIBOR + 0.94%, 2.29%, 1/9/2018 (a)	2,330,000	2,330,186
3 Month USD LIBOR + 1.00%, 2.35%, 1/9/2020 (a)	3,685,000	3,718,386
3 Month USD LIBOR + 1.08%, 2.46%, 8/3/2022 (a)	3,000,000	3,025,980
3 Month USD LIBOR + 1.27%, 2.96%, 3/28/2022 (a)	1,990,000	2,021,860
Series 1, 3 Month USD LIBOR + 0.83%, 2.38%, 3/12/2019 (a)	2,410,000	2,420,652
Series MTN, 3 Month USD LIBOR + 1.58%, 2.93%, 1/8/2019 (a)	1,575,000	1,593,758
General Motors Co. 3 Month USD LIBOR + 0.80% 2.19%, 8/7/2020 (a)	2,090,000	2,102,707
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 0.54%, 1.93%, 11/6/2020 (a)	2,550,000	2,546,481
3 Month USD LIBOR + 0.93%, 2.29%, 4/13/2020 (a)	5,107,000	5,153,831
3 Month USD LIBOR + 1.31%, 3.00%, 6/30/2022 (a)	3,393,000	3,454,278
3 Month USD LIBOR + 1.36%, 2.71%, 4/10/2018 (a)	1,627,000	1,631,604
3 Month USD LIBOR + 1.45%, 2.85%, 5/9/2019 (a)	3,040,000	3,080,341
3 Month USD LIBOR + 1.55%, 2.91%, 1/14/2022 (a)	1,750,000	1,794,695
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.39%, 1.75%, 7/13/2020 (a) (b)	2,000,000	2,003,720
3 Month USD LIBOR + 0.39%, 2.08%, 9/28/2020 (a) (b)	1,700,000	1,702,771
3 Month USD LIBOR + 0.52%, 2.08%, 9/13/2019 (a) (b)	3,087,000	3,098,731
3 Month USD LIBOR + 0.65%, 2.01%, 7/13/2022 (a) (b)	1,700,000	1,701,700
3 Month USD LIBOR + 0.69%, 2.38%, 9/28/2022 (a) (b)	1,700,000	1,703,978
3 Month USD LIBOR + 0.80%, 2.15%, 4/6/2018 (a) (b)	1,550,000	1,552,558
3 Month USD LIBOR + 0.89%, 2.25%, 1/13/2022 (a) (b)	712,000	720,508
3 Month USD LIBOR + 1.01%, 2.53%, 3/8/2019 (a) (b)	575,000	580,003
Toyota Motor Credit Corp.:
3 Month USD LIBOR + 0.26%, 1.61%, 4/17/2020 (a)	3,475,000	3,481,533
Series 2547, 3 Month USD LIBOR + 0.32%, 1.68%, 1/12/2018 (a)	1,895,000	1,895,057

See accompanying notes to financial statements.

49

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.46%, 1.82%, 7/13/2018 (a)	$2,131,000	$2,135,369
Series MTN, 3 Month USD LIBOR + 0.15%, 1.82%, 12/24/2018 (a)	200,000	200,086
Series MTN, 3 Month USD LIBOR + 0.23%, 1.65%, 8/15/2018 (a)	1,350,000	1,350,864
Series MTN, 3 Month USD LIBOR + 0.26%, 1.61%, 1/9/2019 (a)	2,368,000	2,371,552
Series MTN, 3 Month USD LIBOR + 0.37%, 1.92%, 3/12/2020 (a)	1,903,000	1,910,403
Series MTN, 3 Month USD LIBOR + 0.38%, 1.73%, 4/6/2018 (a)	2,700,000	2,702,322
Series MTN, 3 Month USD LIBOR + 0.44%, 1.79%, 10/18/2019 (a)	2,326,000	2,338,211
Series MTN, 3 Month USD LIBOR + 0.48%, 2.00%, 9/8/2022 (a)	2,500,000	2,509,025
Series MTN, 3 Month USD LIBOR + 0.69%, 2.05%, 1/11/2022 (a)	1,375,000	1,391,500
Series MTN, 3 Month USD LIBOR + 0.82%, 2.26%, 2/19/2019 (a)	3,352,000	3,377,877
Volkswagen Group of America Finance LLC 3 Month USD LIBOR + 0.47% 1.92%, 5/22/2018 (a) (b)	675,000	674,912

		113,656,132

BANKS — 50.7%
ABN AMRO Bank NV 3 Month USD LIBOR + 0.64% 1.99%, 1/18/2019 (a) (b)	8,450,000	8,487,264
ANZ New Zealand Int’l, Ltd. 3 Month USD LIBOR + 1.00% 2.37%, 1/25/2022 (a) (b)	1,000,000	1,013,550
Australia & New Zealand Banking Group, Ltd.:
3 Month USD LIBOR + 0.32%, 1.72%, 11/9/2020 (a) (b)	2,200,000	2,198,592
3 Month USD LIBOR + 0.44%, 1.80%, 1/16/2018 (a) (b)	2,300,000	2,300,184
3 Month USD LIBOR + 0.50%, 1.94%, 8/19/2020 (a) (b)	1,775,000	1,783,041
3 Month USD LIBOR + 0.56%, 1.98%, 5/15/2018 (a)	3,640,000	3,645,460
3 Month USD LIBOR + 0.66%, 2.33%, 9/23/2019 (a) (b)	3,975,000	4,003,024
3 Month USD LIBOR + 0.71%, 2.15%, 5/19/2022 (a) (b)	2,075,000	2,090,438
3 Month USD LIBOR + 0.75%, 2.17%, 11/16/2018 (a) (b)	3,745,000	3,763,950
3 Month USD LIBOR + 0.87%, 2.33%, 11/23/2021 (a) (b)	2,175,000	2,203,405
3 Month USD LIBOR + 0.99%, 2.47%, 6/1/2021 (a) (b)	1,675,000	1,701,884
Banco Santander SA 3 Month USD LIBOR + 1.56% 2.92%, 4/11/2022 (a)	2,030,000	2,085,155
Bank Nederlandse Gemeenten NV 3 Month USD LIBOR + 0.10% 1.46%, 7/14/2020 (a) (b)	6,650,000	6,656,051
Bank of America Corp.:
3 Month USD LIBOR + 1.04%, 2.40%, 1/15/2019 (a)	4,377,000	4,412,629
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.02%, 7/21/2021 (a)	4,700,000	4,722,419
Series GMTN, 3 Month USD LIBOR + 1.42%, 2.78%, 4/19/2021 (a)	2,595,000	2,675,056
Series MTN, 3 Month USD LIBOR + 0.65%, 2.34%, 10/1/2021 (a)	4,150,000	4,171,082
Series MTN, 3 Month USD LIBOR + 0.87%, 2.56%, 4/1/2019 (a)	4,181,000	4,213,528
Series MTN, 3 Month USD LIBOR + 1.07%, 2.73%, 3/22/2018 (a)	5,580,000	5,590,546
Bank of America NA Series BKNT, 3 Month USD LIBOR + 0.76% 2.28%, 12/7/2018 (a)	875,000	879,095
Bank of Montreal:
Series MTN, 3 Month USD LIBOR + 0.25%, 1.79%, 9/11/2019 (a)	2,025,000	2,024,636
Series MTN, 3 Month USD LIBOR + 0.44%, 2.03%, 6/15/2020 (a)	4,000,000	4,009,480
Series MTN, 3 Month USD LIBOR + 0.60%, 1.95%, 4/9/2018 (a)	2,215,000	2,217,769
Series MTN, 3 Month USD LIBOR + 0.61%, 1.99%, 7/31/2018 (a)	3,280,000	3,288,626
Series MTN, 3 Month USD LIBOR + 0.63%, 2.17%, 9/11/2022 (a)	1,200,000	1,201,920
Series MTN, 3 Month USD LIBOR + 0.65%, 2.00%, 7/18/2019 (a)	2,245,000	2,259,323
Series MTN, 3 Month USD LIBOR + 0.79%, 2.25%, 8/27/2021 (a)	1,744,000	1,763,969
Bank of New York Mellon Corp.:
3 Month USD LIBOR + 0.38%, 1.83%, 5/22/2018 (a)	2,537,000	2,539,233
Series 1, 3 Month USD LIBOR + 0.44%, 1.95%, 3/6/2018 (a)	1,546,000	1,546,603
Series MTN, 3 Month USD LIBOR + 0.48%, 2.02%, 9/11/2019 (a)	1,715,000	1,718,670
Series MTN, 3 Month USD LIBOR + 0.56%, 1.94%, 8/1/2018 (a)	2,351,000	2,356,830
Series MTN, 3 Month USD LIBOR + 0.87%, 2.29%, 8/17/2020 (a)	1,550,000	1,570,522
Bank of Nova Scotia:
3 Month USD LIBOR + 0.47%, 2.01%, 6/11/2018 (a)	2,475,000	2,477,995
3 Month USD LIBOR + 0.62%, 2.11%, 12/5/2019 (a)	3,806,000	3,830,815
3 Month USD LIBOR + 0.64%, 2.16%, 3/7/2022 (a)	1,866,000	1,870,889
3 Month USD LIBOR + 0.83%, 2.19%, 1/15/2019 (a)	2,179,000	2,193,120
Series BKNT, 3 Month USD LIBOR + 0.39%, 1.75%, 7/14/2020 (a)	1,815,000	1,817,051

See accompanying notes to financial statements.

50

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.62%, 2.23%, 9/19/2022 (a)	$2,000,000	$2,003,620
Bank of Tokyo-Mitsubishi UFJ, Ltd.:
3 Month USD LIBOR + 0.55%, 2.04%, 3/5/2018 (a) (b)	2,875,000	2,876,380
3 Month USD LIBOR + 1.02%, 2.59%, 9/14/2018 (a) (b)	1,608,000	1,616,764
Banque Federative du Credit Mutuel SA:
3 Month USD LIBOR + 0.49%, 1.85%, 7/20/2020 (a) (b)	1,700,000	1,705,083
3 Month USD LIBOR + 0.73%, 2.09%, 7/20/2022 (a) (b)	1,700,000	1,707,412
Barclays Bank PLC:
Series GMTN, 3 Month USD LIBOR + 0.55%, 1.94%, 8/7/2019 (a)	500,000	501,170
Series GMTN, 3 Month USD LIBOR + 0.65%, 2.04%, 8/7/2020 (a)	750,000	752,865
Barclays PLC 3 Month USD LIBOR + 2.11% 3.52%, 8/10/2021 (a)	4,237,000	4,436,520
BB&T Corp.:
Series MTN, 3 Month USD LIBOR + 0.22%, 1.61%, 2/1/2021 (a)	2,375,000	2,365,690
Series MTN, 3 Month USD LIBOR + 0.57%, 2.16%, 6/15/2020 (a)	2,906,000	2,916,897
Series MTN, 3 Month USD LIBOR + 0.65%, 2.34%, 4/1/2022 (a)	2,000,000	2,015,500
Series MTN, 3 Month USD LIBOR + 0.66%, 2.04%, 2/1/2019 (a)	2,575,000	2,587,849
Series MTN, 3 Month USD LIBOR + 0.86%, 2.45%, 6/15/2018 (a)	2,530,000	2,536,224
BPCE SA:
3 Month USD LIBOR + 1.22%, 2.67%, 5/22/2022 (a) (b)	1,525,000	1,547,479
Series MTN, 3 Month USD LIBOR + 0.88%, 2.36%, 5/31/2022 (a)	785,000	791,806
Branch Banking & Trust Co.:
3 Month USD LIBOR + 0.22%, 1.74%, 6/1/2020 (a)	2,100,000	2,094,834
3 Month USD LIBOR + 0.45%, 1.81%, 1/15/2020 (a)	2,630,000	2,637,522
Canadian Imperial Bank of Commerce:
3 Month USD LIBOR + 0.39%, 1.75%, 7/13/2018 (a)	100,000	100,125
3 Month USD LIBOR + 0.52%, 2.03%, 9/6/2019 (a)	2,970,000	2,982,058
3 Month USD LIBOR + 0.72%, 2.32%, 6/16/2022 (a)	1,775,000	1,783,591
Series BKNT, 3 Month USD LIBOR + 0.31%, 1.65%, 10/5/2020 (a)	3,775,000	3,777,038
Capital One Financial Corp.:
3 Month USD LIBOR + 0.45%, 1.83%, 10/30/2020 (a)	2,500,000	2,498,000
3 Month USD LIBOR + 0.76%, 2.17%, 5/12/2020 (a)	2,377,000	2,392,617
3 Month USD LIBOR + 0.95%, 2.49%, 3/9/2022 (a)	1,549,000	1,557,783
Capital One NA/Mclean:
3 Month USD LIBOR + 0.77%, 2.33%, 9/13/2019 (a)	2,720,000	2,736,728
Series BKNT, 3 Month USD LIBOR + 0.68%, 2.07%, 2/5/2018 (a)	1,825,000	1,825,018
Series BKNT, 3 Month USD LIBOR + 0.82%, 2.22%, 8/8/2022 (a)	1,750,000	1,747,078
Series BKNT, 3 Month USD LIBOR + 1.15%, 2.57%, 8/17/2018 (a)	1,285,000	1,291,464
Citibank NA:
3 Month USD LIBOR + 0.23%, 1.63%, 11/9/2018 (a)	7,700,000	7,704,466
3 Month USD LIBOR + 0.34%, 1.97%, 3/20/2019 (a)	4,775,000	4,780,778
Series BKNT, 3 Month USD LIBOR + 0.30%, 1.66%, 10/20/2020 (a)	4,000,000	3,997,400
Series BKNT, 3 Month USD LIBOR + 0.50%, 2.05%, 6/12/2020 (a)	2,410,000	2,421,158
Series FRN, 3 Month USD LIBOR + 0.26%, 1.86%, 9/18/2019 (a)	3,549,000	3,549,355
Citigroup, Inc.:
3 Month USD LIBOR + 0.69%, 2.06%, 10/27/2022 (a)	3,250,000	3,242,525
3 Month USD LIBOR + 0.79%, 2.14%, 1/10/2020 (a)	6,707,000	6,754,351
3 Month USD LIBOR + 0.86%, 2.38%, 12/7/2018 (a)	2,546,000	2,558,297
3 Month USD LIBOR + 0.93%, 2.45%, 6/7/2019 (a)	7,122,000	7,178,905
3 Month USD LIBOR + 1.07%, 2.59%, 12/8/2021 (a)	3,150,000	3,195,738
3 Month USD LIBOR + 1.19%, 2.57%, 8/2/2021 (a)	3,175,000	3,233,642
3 Month USD LIBOR + 1.31%, 2.68%, 10/26/2020 (a)	1,150,000	1,174,323
3 Month USD LIBOR + 1.38%, 3.07%, 3/30/2021 (a)	3,655,000	3,743,085
3 Month USD LIBOR + 1.70%, 3.12%, 5/15/2018 (a)	2,545,000	2,558,514
3 Month USD LIBOR + 0.69%, 2.06%, 4/27/2018 (a)	5,065,000	5,071,838
3 Month USD LIBOR + 0.88%, 2.26%, 7/30/2018 (a)	5,225,000	5,243,862
3 Month USD LIBOR + 0.96%, 2.33%, 4/25/2022 (a)	4,045,000	4,085,895
Citizens Bank NA/Providence 3 Month USD LIBOR + 0.54% 2.03%, 3/2/2020 (a)	1,625,000	1,627,681
Commonwealth Bank of Australia:
3 Month USD LIBOR + 0.40%, 1.95%, 3/12/2018 (a) (b)	2,919,000	2,920,138

See accompanying notes to financial statements.

51

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.40%, 2.00%, 9/18/2020 (a) (b)	$1,795,000	$1,797,351
3 Month USD LIBOR + 0.45%, 1.99%, 3/10/2020 (a) (b)	3,000,000	3,009,090
3 Month USD LIBOR + 0.64%, 2.03%, 11/7/2019 (a) (b)	2,132,000	2,146,881
3 Month USD LIBOR + 0.64%, 2.03%, 11/7/2019 (a)	300,000	302,094
3 Month USD LIBOR + 0.68%, 2.28%, 9/18/2022 (a) (b)	1,700,000	1,708,160
3 Month USD LIBOR + 0.70%, 2.24%, 3/10/2022 (a) (b) (c)	2,800,000	2,815,652
3 Month USD LIBOR + 0.79%, 2.17%, 11/2/2018 (a) (b)	4,340,000	4,362,308
3 Month USD LIBOR + 0.83%, 2.34%, 9/6/2021 (a) (b)	2,105,000	2,127,839
3 Month USD LIBOR + 1.06%, 2.65%, 3/15/2019 (a) (b)	1,450,000	1,464,616
Cooperatieve Rabobank UA:
3 Month USD LIBOR + 0.83%, 2.18%, 1/10/2022 (a)	2,540,000	2,577,643
Series BKNT, 3 Month USD LIBOR + 0.51%, 1.91%, 8/9/2019 (a)	2,350,000	2,363,818
Credit Agricole SA:
3 Month USD LIBOR + 0.80%, 2.16%, 4/15/2019 (a) (b)	2,750,000	2,770,432
3 Month USD LIBOR + 0.97%, 2.51%, 6/10/2020 (a) (b)	1,000,000	1,014,710
3 Month USD LIBOR + 1.18%, 2.87%, 7/1/2021 (a) (b) (c)	750,000	767,093
3 Month USD LIBOR + 1.43%, 2.78%, 1/10/2022 (a) (b)	1,000,000	1,022,910
Credit Suisse AG Series GMTN, 3 Month USD LIBOR + 0.69% 2.07%, 1/29/2018 (a)	3,126,000	3,126,844
Credit Suisse Group Funding Guernsey, Ltd. 3 Month USD LIBOR + 2.29% 3.64%, 4/16/2021 (a)	3,600,000	3,782,700
Danske Bank A/S:
3 Month USD LIBOR + 0.51%, 2.00%, 3/2/2020 (a) (b)	2,475,000	2,484,306
3 Month USD LIBOR + 0.58%, 2.09%, 9/6/2019 (a) (b)	1,781,000	1,791,027
DBS Group Holdings, Ltd.:
3 Month USD LIBOR + 0.49%, 2.01%, 6/8/2020 (a) (b)	3,075,000	3,080,104
3 Month USD LIBOR + 0.50%, 1.86%, 7/16/2019 (a) (b)	745,000	746,088
3 Month USD LIBOR + 0.62%, 1.99%, 7/25/2022 (a) (b)	2,000,000	2,007,980
Deutsche Bank AG:
3 Month USD LIBOR + 0.68%, 2.09%, 2/13/2018 (a)	5,263,000	5,263,737
3 Month USD LIBOR + 0.97%, 2.33%, 7/13/2020 (a)	3,500,000	3,515,470
3 Month USD LIBOR + 1.19%, 2.61%, 11/16/2022 (a)	1,995,000	2,001,085
3 Month USD LIBOR + 1.31%, 2.75%, 8/20/2020 (a)	1,703,000	1,723,368
3 Month USD LIBOR + 1.45%, 2.80%, 1/18/2019 (a) (c)	4,800,000	4,848,432
3 Month USD LIBOR + 1.91%, 3.32%, 5/10/2019 (a)	4,238,000	4,318,268
DNB Bank ASA 3 Month USD LIBOR + 0.37% 2.06%, 10/2/2020 (a) (b)	3,175,000	3,178,651
Fifth Third Bank Series BKNT, 3 Month USD LIBOR + 0.25% 1.63%, 10/30/2020 (a)	2,000,000	1,997,440
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.73%, 2.40%, 12/27/2020 (a)	4,300,000	4,316,856
3 Month USD LIBOR + 0.78%, 2.16%, 10/31/2022 (a)	6,300,000	6,306,678
3 Month USD LIBOR + 0.80%, 2.36%, 12/13/2019 (a)	3,800,000	3,827,398
3 Month USD LIBOR + 1.02%, 2.38%, 10/23/2019 (a)	3,175,000	3,209,004
3 Month USD LIBOR + 1.04%, 2.41%, 4/25/2019 (a)	3,967,000	4,000,680
3 Month USD LIBOR + 1.11%, 2.48%, 4/26/2022 (a)	6,475,000	6,552,959
3 Month USD LIBOR + 1.16%, 2.52%, 4/23/2020 (a)	5,500,000	5,582,335
3 Month USD LIBOR + 1.17%, 2.59%, 11/15/2021 (a)	4,475,000	4,537,068
3 Month USD LIBOR + 1.20%, 2.79%, 9/15/2020 (a)	2,350,000	2,392,112
3 Month USD LIBOR + 1.36%, 2.73%, 4/23/2021 (a)	3,265,000	3,343,719
Series 1, 3 Month USD LIBOR + 1.20%, 2.58%, 4/30/2018 (a)	6,563,000	6,582,886
Series FRN, 3 Month USD LIBOR + 1.77%, 3.23%, 2/25/2021 (a)	2,487,000	2,575,960
Series MTN, 3 Month USD LIBOR + 1.10%, 2.52%, 11/15/2018 (a)	10,926,000	10,996,582
HSBC Bank PLC 3 Month USD LIBOR + 0.64% 2.06%, 5/15/2018 (a) (b)	3,740,000	3,746,433
HSBC Holdings PLC:
3 Month USD LIBOR + 1.50%, 2.84%, 1/5/2022 (a)	6,460,000	6,679,640
3 Month USD LIBOR + 1.66%, 3.12%, 5/25/2021 (a)	3,639,000	3,771,642
3 Month USD LIBOR + 2.24%, 3.76%, 3/8/2021 (a)	4,425,000	4,656,693
HSBC USA, Inc. 3 Month USD LIBOR + 0.61% 2.02%, 11/13/2019 (a)	375,000	377,205
Huntington National Bank 3 Month USD LIBOR + 0.51% 2.05%, 3/10/2020 (a)	1,600,000	1,606,480
Industrial & Commercial Bank of China, Ltd. 3 Month USD LIBOR + 0.75% 2.15%, 11/8/2020 (a)	1,700,000	1,705,559

See accompanying notes to financial statements.

52

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
ING Bank NV:
3 Month USD LIBOR + 0.55%, 2.15%, 3/16/2018 (a) (b)	$2,500,000	$2,501,975
3 Month USD LIBOR + 0.69%, 2.38%, 10/1/2019 (a) (b)	1,725,000	1,736,264
3 Month USD LIBOR + 0.78%, 2.20%, 8/17/2018 (a) (b)	1,325,000	1,329,956
3 Month USD LIBOR + 1.13%, 2.79%, 3/22/2019 (a) (b)	3,561,000	3,601,168
ING Groep NV 3 Month USD LIBOR + 1.15% 2.84%, 3/29/2022 (a)	3,314,000	3,377,828
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.55%, 2.09%, 3/9/2021 (a)	6,208,000	6,223,582
3 Month USD LIBOR + 0.68%, 2.16%, 6/1/2021 (a)	3,600,000	3,619,080
3 Month USD LIBOR + 0.84%, 2.50%, 3/22/2019 (a)	2,600,000	2,618,564
3 Month USD LIBOR + 0.90%, 2.27%, 1/25/2018 (a)	9,132,000	9,135,105
3 Month USD LIBOR + 0.96%, 2.32%, 1/23/2020 (a)	4,636,000	4,697,288
3 Month USD LIBOR + 1.10%, 2.62%, 6/7/2021 (a)	2,785,000	2,842,176
3 Month USD LIBOR + 1.21%, 2.58%, 10/29/2020 (a)	3,625,000	3,708,230
3 Month USD LIBOR + 1.48%, 2.96%, 3/1/2021 (a)	3,475,000	3,584,636
Series 1, 3 Month USD LIBOR + 0.63%, 2.01%, 1/28/2019 (a)	3,775,000	3,792,063
Series MTN, 3 Month USD LIBOR + 0.55%, 1.92%, 4/25/2018 (a)	5,430,000	5,435,810
JPMorgan Chase Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.45%, 2.09%, 9/21/2018 (a)	3,365,000	3,370,889
Series BKNT, 3 Month USD LIBOR + 0.59%, 2.26%, 9/23/2019 (a)	3,753,000	3,776,231
KEB Hana Bank 3 Month USD LIBOR + 0.73% 2.06%, 4/5/2020 (a) (b)	1,400,000	1,398,306
Macquarie Bank, Ltd.:
3 Month USD LIBOR + 0.35%, 1.69%, 4/4/2019 (a) (b)	1,950,000	1,950,839
3 Month USD LIBOR + 1.12%, 2.50%, 7/29/2020 (a) (b)	800,000	812,104
3 Month USD LIBOR + 1.18%, 2.54%, 1/15/2019 (a) (b) (c)	2,695,000	2,720,198
Mitsubishi UFJ Financial Group, Inc.:
3 Month USD LIBOR + 0.79%, 2.16%, 7/25/2022 (a)	4,200,000	4,213,230
3 Month USD LIBOR + 0.92%, 2.37%, 2/22/2022 (a)	2,329,000	2,348,750
3 Month USD LIBOR + 1.06%, 2.62%, 9/13/2021 (a)	3,875,000	3,928,707
3 Month USD LIBOR + 1.88%, 3.36%, 3/1/2021 (a)	1,850,000	1,920,411
Mizuho Bank, Ltd.:
3 Month USD LIBOR + 0.64%, 2.31%, 3/26/2018 (a) (b)	3,220,000	3,223,510
3 Month USD LIBOR + 1.19%, 2.55%, 10/20/2018 (a) (b) (c)	1,077,000	1,085,401
Mizuho Financial Group, Inc.:
3 Month USD LIBOR + 0.88%, 2.42%, 9/11/2022 (a)	5,075,000	5,099,258
3 Month USD LIBOR + 0.94%, 2.41%, 2/28/2022 (a)	4,735,000	4,772,075
3 Month USD LIBOR + 1.14%, 2.70%, 9/13/2021 (a)	4,356,000	4,423,562
3 Month USD LIBOR + 1.48%, 2.84%, 4/12/2021 (a) (b)	1,775,000	1,819,375
Morgan Stanley:
3 Month USD LIBOR + 0.74%, 2.08%, 1/5/2018 (a)	2,585,000	2,585,052
3 Month USD LIBOR + 0.85%, 2.21%, 1/24/2019 (a)	5,955,000	5,987,812
3 Month USD LIBOR + 0.93%, 2.29%, 7/22/2022 (a)	6,925,000	6,980,331
3 Month USD LIBOR + 0.98%, 2.58%, 6/16/2020 (a)	1,825,000	1,847,265
3 Month USD LIBOR + 1.14%, 2.51%, 1/27/2020 (a)	6,455,000	6,549,759
3 Month USD LIBOR + 1.18%, 2.54%, 1/20/2022 (a)	12,275,000	12,467,595
Series 3NC2, 3 Month USD LIBOR + 0.80%, 2.21%, 2/14/2020 (a)	12,775,000	12,827,888
Series GMTN, 3 Month USD LIBOR + 1.28%, 2.65%, 4/25/2018 (a)	6,465,000	6,486,205
Series GMTN, 3 Month USD LIBOR + 1.38%, 2.75%, 2/1/2019 (a)	3,516,000	3,555,309
Series GMTN, 3 Month USD LIBOR + 1.40%, 2.76%, 4/21/2021 (a)	2,989,000	3,065,937
Series MTN, 3 Month USD LIBOR + 0.74%, 2.10%, 7/23/2019 (a)	6,357,000	6,393,807
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.51%, 1.96%, 5/22/2020 (a) (b)	4,800,000	4,819,296
3 Month USD LIBOR + 0.64%, 2.00%, 7/23/2018 (a) (b)	5,585,000	5,601,029
3 Month USD LIBOR + 0.72%, 2.17%, 5/22/2022 (a) (b)	1,725,000	1,737,161
3 Month USD LIBOR + 0.78%, 2.14%, 1/14/2019 (a) (b)	1,525,000	1,534,181
3 Month USD LIBOR + 0.89%, 2.24%, 1/10/2022 (a) (b)	1,775,000	1,799,992
3 Month USD LIBOR + 1.00%, 2.36%, 7/12/2021 (a) (b)	2,135,000	2,172,533
3 Month USD LIBOR + 1.00%, 2.36%, 7/12/2021 (a)	1,000,000	1,017,580
National Bank of Canada:
Series BKNT, 3 Month USD LIBOR + 0.84%, 2.41%, 12/14/2018 (a)	1,775,000	1,786,502

See accompanying notes to financial statements.

53

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.56%, 2.11%, 6/12/2020 (a)	$2,275,000	$2,286,375
Series MTN, 3 Month USD LIBOR + 0.60%, 1.95%, 1/17/2020 (a)	1,000,000	1,005,320
Nederlandse Waterschapsbank NV:
3 Month USD LIBOR + 0.01%, 1.41%, 2/8/2019 (a) (b)	1,750,000	1,749,563
3 Month USD LIBOR + 0.03%, 1.46%, 2/24/2020 (a) (b)	2,000,000	1,998,400
3 Month USD LIBOR + 0.23%, 1.64%, 2/14/2018 (a) (b)	6,305,000	6,305,315
Nordea Bank AB:
3 Month USD LIBOR + 0.47%, 1.95%, 5/29/2020 (a) (b)	4,125,000	4,144,594
3 Month USD LIBOR + 0.84%, 2.44%, 9/17/2018 (a) (b)	3,255,000	3,271,763
PNC Bank NA:
3 Month USD LIBOR + 0.40%, 1.92%, 12/7/2018 (a)	2,338,000	2,341,413
3 Month USD LIBOR + 0.50%, 1.87%, 7/27/2022 (a)	1,775,000	1,777,893
Series BKNT, 3 Month USD LIBOR + 0.36%, 1.80%, 5/19/2020 (a)	2,575,000	2,580,665
Series MTN, 3 Month USD LIBOR + 0.42%, 1.90%, 6/1/2018 (a)	2,575,000	2,577,472
PNC Financial Services Group, Inc. 3 Month USD LIBOR + 0.25% 1.64%, 8/7/2018 (a)	1,205,000	1,205,844
Royal Bank of Canada:
Series GMTN, 3 Month USD LIBOR + 0.38%, 1.87%, 3/2/2020 (a)	3,075,000	3,081,980
Series GMTN, 3 Month USD LIBOR + 0.45%, 1.80%, 1/10/2019 (a)	3,631,000	3,640,913
Series GMTN, 3 Month USD LIBOR + 0.48%, 1.86%, 7/29/2019 (a)	1,171,000	1,175,813
Series GMTN, 3 Month USD LIBOR + 0.52%, 2.03%, 3/6/2020 (a)	2,905,000	2,920,019
Series GMTN, 3 Month USD LIBOR + 0.53%, 2.12%, 3/15/2019 (a)	3,480,000	3,493,572
Series GMTN, 3 Month USD LIBOR + 0.54%, 1.92%, 7/30/2018 (a)	1,945,000	1,949,260
Series GMTN, 3 Month USD LIBOR + 0.71%, 2.07%, 4/15/2019 (a)	1,951,000	1,963,682
Series GMTN, 3 Month USD LIBOR + 0.73%, 2.11%, 2/1/2022 (a)	1,775,000	1,790,176
Series MTN, 3 Month USD LIBOR + 0.24%, 1.61%, 10/26/2020 (a)	3,200,000	3,198,496
Series MTN, 3 Month USD LIBOR + 0.24%, 1.72%, 8/29/2019 (a)	1,775,000	1,774,610
Santander UK PLC:
3 Month USD LIBOR + 0.30%, 1.68%, 11/3/2020 (a)	3,370,000	3,368,483
3 Month USD LIBOR + 1.48%, 3.05%, 3/14/2019 (a)	845,000	857,557
Skandinaviska Enskilda Banken AB 3 Month USD LIBOR + 0.57% 2.13%, 9/13/2019 (a) (b)	2,375,000	2,388,751
Societe Generale SA 3 Month USD LIBOR + 1.33% 2.68%, 4/8/2021 (a) (b)	1,200,000	1,232,280
Standard Chartered PLC 3 Month USD LIBOR + 1.13% 2.57%, 8/19/2019 (a) (b)	2,075,000	2,098,842
Sumitomo Mitsui Banking Corp.:
3 Month USD LIBOR + 0.31%, 1.66%, 10/18/2019 (a)	4,400,000	4,401,672
3 Month USD LIBOR + 0.58%, 1.94%, 1/16/2018 (a)	3,700,000	3,700,370
3 Month USD LIBOR + 0.67%, 2.03%, 10/19/2018 (a)	3,260,000	3,271,866
Series 2, FRN, 3 Month USD LIBOR + 0.54%, 1.90%, 1/11/2019 (a) (c)	1,793,000	1,798,594
Series GMTN, 3 Month USD LIBOR + 0.74%, 2.10%, 7/23/2018 (a)	3,450,000	3,460,660
Series MTN, 3 Month USD LIBOR + 0.94%, 2.29%, 1/18/2019 (a)	1,700,000	1,712,308
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 2.09%, 10/18/2022 (a)	1,700,000	1,701,292
3 Month USD LIBOR + 0.78%, 2.14%, 7/12/2022 (a)	2,300,000	2,306,164
3 Month USD LIBOR + 1.11%, 2.47%, 7/14/2021 (a)	2,050,000	2,081,201
3 Month USD LIBOR + 1.14%, 2.50%, 10/19/2021 (a)	3,089,000	3,138,609
3 Month USD LIBOR + 1.68%, 3.22%, 3/9/2021 (a)	1,800,000	1,857,240
Sumitomo Mitsui Trust Bank, Ltd.:
3 Month USD LIBOR + 0.44%, 2.05%, 9/19/2019 (a) (b)	1,750,000	1,750,893
3 Month USD LIBOR + 0.51%, 2.02%, 3/6/2019 (a) (b)	1,675,000	1,677,613
3 Month USD LIBOR + 0.91%, 2.26%, 10/18/2019 (a) (b)	1,000,000	1,008,400
SunTrust Bank 3 Month USD LIBOR + 0.53% 1.91%, 1/31/2020 (a)	1,075,000	1,081,085
Svenska Handelsbanken AB:
3 Month USD LIBOR + 0.36%, 1.88%, 9/8/2020 (a)	2,075,000	2,080,395
3 Month USD LIBOR + 0.49%, 2.09%, 6/17/2019 (a)	3,530,000	3,545,638
Series BKNT, 3 Month USD LIBOR + 0.49%, 2.00%, 9/6/2019 (a)	3,409,000	3,424,886

See accompanying notes to financial statements.

54

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Swedbank AB 3 Month USD LIBOR + 0.70% 2.27%, 3/14/2022 (a) (b)	$2,100,000	$2,118,921
Toronto-Dominion Bank:
3 Month USD LIBOR + 0.15%, 1.51%, 10/24/2019 (a)	1,700,000	1,699,507
Series 1, MTN, 3 Month USD LIBOR + 0.55%, 1.93%, 4/30/2018 (a)	3,350,000	3,354,589
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.13%, 7/2/2019 (a)	2,125,000	2,134,180
Series GMTN, 3 Month USD LIBOR + 0.54%, 1.90%, 7/23/2018 (a)	3,469,000	3,477,152
Series MTN, 3 Month USD LIBOR + 0.42%, 1.77%, 1/18/2019 (a)	4,474,000	4,485,274
Series MTN, 3 Month USD LIBOR + 0.56%, 1.95%, 11/5/2019 (a)	2,285,000	2,299,533
Series MTN, 3 Month USD LIBOR + 0.84%, 2.20%, 1/22/2019 (a)	2,570,000	2,588,093
Series MTN, 3 Month USD LIBOR + 1.00%, 2.35%, 4/7/2021 (a)	2,376,000	2,423,734
UBS AG:
3 Month USD LIBOR + 0.48%, 1.96%, 12/1/2020 (a) (b)	3,000,000	3,004,830
3 Month USD LIBOR + 0.58%, 2.10%, 6/8/2020 (a) (b)	9,175,000	9,221,792
Series BKNT, 3 Month USD LIBOR + 0.64%, 2.05%, 8/14/2019 (a)	2,333,000	2,346,928
Series GMTN, 3 Month USD LIBOR + 0.70%, 2.37%, 3/26/2018 (a)	5,113,000	5,119,749
UBS Group Funding Switzerland AG:
3 Month USD LIBOR + 1.44%, 3.11%, 9/24/2020 (a) (b) (c)	750,000	766,500
3 Month USD LIBOR + 1.53%, 2.91%, 2/1/2022 (a) (b) (c)	2,975,000	3,067,850
3 Month USD LIBOR + 1.78%, 3.14%, 4/14/2021 (a) (b) (c)	3,425,000	3,549,259
US Bancorp Series MTN, 3 Month USD LIBOR + 0.49% 1.91%, 11/15/2018 (a)	1,950,000	1,953,978
US Bank NA:
3 Month USD LIBOR + 0.32%, 1.68%, 1/24/2020 (a)	2,525,000	2,528,535
Series BKNT, 3 Month USD LIBOR + 0.14%, 1.50%, 10/23/2020 (a)	2,555,000	2,548,178
Series BKNT, 3 Month USD LIBOR + 0.15%, 1.61%, 5/24/2019 (a)	3,800,000	3,800,304
Series BKNT, 3 Month USD LIBOR + 0.48%, 1.86%, 10/28/2019 (a)	1,575,000	1,582,765
Wells Fargo & Co.:
3 Month USD LIBOR + 0.40%, 1.97%, 9/14/2018 (a)	2,235,000	2,237,995
3 Month USD LIBOR + 0.46%, 1.82%, 4/22/2019 (a)	1,875,000	1,880,025
3 Month USD LIBOR + 0.63%, 1.99%, 4/23/2018 (a)	5,945,000	5,953,561
3 Month USD LIBOR + 0.93%, 2.34%, 2/11/2022 (a)	6,756,000	6,835,180
3 Month USD LIBOR + 1.03%, 2.40%, 7/26/2021 (a)	4,775,000	4,873,842
3 Month USD LIBOR + 1.34%, 2.83%, 3/4/2021 (a)	5,025,000	5,165,851
Series MTN, 3 Month USD LIBOR + 0.88%, 2.24%, 7/22/2020 (a)	3,168,000	3,210,483
Series MTN, 3 Month USD LIBOR + 1.01%, 2.53%, 12/7/2020 (a)	2,075,000	2,110,814
Series N, 3 Month USD LIBOR + 0.68%, 2.06%, 1/30/2020 (a)	3,450,000	3,477,703
Wells Fargo Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.60%, 2.06%, 5/24/2019 (a)	2,575,000	2,589,935
Series BKNT, 3 Month USD LIBOR + 0.74%, 2.10%, 1/22/2018 (a)	7,075,000	7,076,769
Series MTN, 3 Month USD LIBOR + 0.50%, 1.97%, 11/28/2018 (a)	3,195,000	3,205,575
Series MTN, 3 Month USD LIBOR + 0.65%, 2.16%, 12/6/2019 (a)	3,875,000	3,908,557
Westpac Banking Corp.:
3 Month USD LIBOR + 0.43%, 1.89%, 5/25/2018 (a)	2,450,000	2,452,719
3 Month USD LIBOR + 0.43%, 1.94%, 3/6/2020 (a)	2,525,000	2,530,555
3 Month USD LIBOR + 0.56%, 2.00%, 8/19/2019 (a)	2,075,000	2,084,338
3 Month USD LIBOR + 0.57%, 2.11%, 1/11/2023 (a)	2,100,000	2,088,597
3 Month USD LIBOR + 0.71%, 2.40%, 6/28/2022 (a)	1,923,000	1,937,307
3 Month USD LIBOR + 0.74%, 2.12%, 7/30/2018 (a)	3,762,000	3,775,017
3 Month USD LIBOR + 0.74%, 2.20%, 11/23/2018 (a)	3,530,000	3,547,756
3 Month USD LIBOR + 0.85%, 2.21%, 1/11/2022 (a)	2,200,000	2,227,676
3 Month USD LIBOR + 0.85%, 2.29%, 8/19/2021 (a) (c)	1,770,000	1,792,426

		844,488,930

BEVERAGES — 0.7%
Anheuser-Busch InBev Finance, Inc. 3 Month USD LIBOR + 1.26% 2.64%, 2/1/2021 (a)	2,935,000	3,029,830
Anheuser-Busch InBev Worldwide, Inc. 3 month USD LIBOR + 0.69% 2.07%, 8/1/2018 (a)	2,225,000	2,232,454
PepsiCo, Inc.:
3 Month USD LIBOR + 0.04%, 1.42%, 5/2/2019 (a)	2,295,000	2,293,761

See accompanying notes to financial statements.

55

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.37%, 1.75%, 5/2/2022 (a) (c)	$1,600,000	$1,609,200
3 Month USD LIBOR + 0.59%, 2.04%, 2/22/2019 (a)	1,926,000	1,937,305

		11,102,550

BIOTECHNOLOGY — 0.7%
Amgen, Inc.:
3 Month USD LIBOR + 0.32%, 1.73%, 5/10/2019 (a)	2,825,000	2,828,842
3 Month USD LIBOR + 0.45%, 1.86%, 5/11/2020 (a)	1,985,000	1,993,436
Baxalta, Inc. 3 Month USD LIBOR + 0.78% 2.44%, 6/22/2018 (a)	2,762,000	2,767,662
Gilead Sciences, Inc. 3 Month USD LIBOR + 0.25% 1.88%, 9/20/2019 (a)	3,075,000	3,078,352

		10,668,292

CHEMICALS — 0.2%
EI du Pont de Nemours & Co. 3 Month USD LIBOR + 0.53% 1.91%, 5/1/2020 (a)	3,234,000	3,255,053

COMMERCIAL SERVICES — 0.2%
Moody’s Corp. 3 Month USD LIBOR + 0.35% 1.84%, 9/4/2018 (a)	3,025,000	3,026,966

CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.:
3 Month USD LIBOR + 0.50%, 2.13%, 12/20/2019 (a)	2,100,000	2,103,150
3 Month USD LIBOR + 0.65%, 2.10%, 5/22/2020 (a)	1,300,000	1,305,252

		3,408,402

DIVERSIFIED FINANCIAL SERVICES — 2.0%
American Express Co.:
3 Month USD LIBOR + 0.33%, 1.71%, 10/30/2020 (a)	2,550,000	2,547,501
3 Month USD LIBOR + 0.59%, 2.04%, 5/22/2018 (a)	3,565,000	3,570,312
3 Month USD LIBOR + 0.61%, 1.99%, 8/1/2022 (a)	1,500,000	1,499,100
American Express Credit Corp.:
3 Month USD LIBOR + 0.55%, 2.15%, 3/18/2019 (a)	5,069,000	5,091,963
Series F, 3 Month USD LIBOR + 1.05%, 2.62%, 9/14/2020 (a)	1,100,000	1,119,283
Series GMTN, 3 Month USD LIBOR + 0.49%, 1.91%, 8/15/2019 (a)	1,926,000	1,933,222
Series MTN, 3 Month USD LIBOR + 0.33%, 1.71%, 5/3/2019 (a)	2,900,000	2,904,814
Series MTN, 3 Month USD LIBOR + 0.43%, 1.92%, 3/3/2020 (a)	2,200,000	2,205,126
Series MTN, 3 Month USD LIBOR + 0.61%, 1.99%, 7/31/2018 (a)	2,254,000	2,258,643
Series MTN, 3 Month USD LIBOR + 0.70%, 2.19%, 3/3/2022 (a)	1,300,000	1,306,461
Series MTN, 3 Month USD LIBOR + 0.73%, 2.19%, 5/26/2020 (a)	2,022,000	2,041,067
Nasdaq, Inc. 3 Month USD LIBOR + 0.39% 2.05%, 3/22/2019 (a)	2,500,000	2,500,975
National Rural Utilities Cooperative Finance Corp. Series MTN, 3 Month USD LIBOR + 0.20% 1.54%, 4/5/2019 (a)	921,000	922,824
Protective Life Global Funding 3 Month USD LIBOR + 0.55% 2.07%, 6/8/2018 (a) (b)	1,700,000	1,702,601
USAA Capital Corp. 3 Month USD LIBOR + 0.23% 1.61%, 2/1/2019 (a) (b)	1,031,000	1,031,402

		32,635,294

ELECTRIC — 0.4%
Dominion Energy, Inc. 3 Month USD LIBOR + 0.55% 2.03%, 6/1/2019 (a) (b)	1,775,000	1,780,573
Duke Energy Progress LLC 3 Month USD LIBOR + 0.18% 1.70%, 9/8/2020 (a)	1,475,000	1,475,148
Florida Power & Light Co. 3 Month USD LIBOR + 0.28% 1.67%, 11/6/2020 (a)	515,000	514,279
Southern Co 3 Month USD LIBOR + 0.70% 2.39%, 9/30/2020 (a) (b)	3,000,000	3,017,640

		6,787,640

ELECTRONICS — 0.2%
Honeywell International, Inc. 3 Month USD LIBOR + 0.04% 1.42%, 10/30/2019 (a)	3,735,000	3,728,763

FOOD — 1.0%
Conagra Brands, Inc. 3 Month USD LIBOR + 0.50% 1.86%, 10/9/2020 (a)	1,700,000	1,702,346
Kraft Heinz Foods Co.:
3 Month USD LIBOR + 0.42%, 1.82%, 8/9/2019 (a)	1,825,000	1,826,989
3 Month USD LIBOR + 0.57%, 1.98%, 2/10/2021 (a)	2,350,000	2,352,186
3 Month USD LIBOR + 0.82%, 2.23%, 8/10/2022 (a)	2,550,000	2,568,589
Mondelez International Holdings Netherlands B.V. 3 Month USD LIBOR + 0.61% 1.99%, 10/28/2019 (a) (b)	2,550,000	2,559,945
Mondelez International, Inc. 3 Month USD LIBOR + 0.52% 1.90%, 2/1/2019 (a)	1,412,000	1,414,979
Tyson Foods, Inc.:
3 Month USD LIBOR + 0.45%, 1.89%, 8/21/2020 (a)	1,700,000	1,703,094
3 Month USD LIBOR + 0.45%, 1.93%, 5/30/2019 (a)	1,400,000	1,405,418

See accompanying notes to financial statements.

56

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.55%, 2.04%, 6/2/2020 (a)	$1,717,000	$1,724,933

		17,258,479

GAS — 0.2%
Sempra Energy 3 Month USD LIBOR + 0.45% 2.04%, 3/15/2021 (a)	1,740,000	1,743,585
WGL Holdings, Inc. 3 Month USD LIBOR + 0.40% 1.88%, 11/29/2019 (a)	2,075,000	2,074,564

		3,818,149

HEALTH CARE PRODUCTS — 0.4%
Becton Dickinson and Co. 3 Month USD LIBOR + 1.03% 2.54%, 6/6/2022 (a)	3,537,000	3,552,032
Medtronic, Inc. 3 Month USD LIBOR + 0.80% 2.39%, 3/15/2020 (a)	3,565,000	3,612,415

		7,164,447

HEALTH CARE SERVICES — 0.3%
Roche Holdings, Inc. 3 Month USD LIBOR + 0.34% 2.03%, 9/30/2019 (a) (b)	2,350,000	2,358,601
UnitedHealth Group, Inc. 3 Month USD LIBOR + 0.07% 1.44%, 10/15/2020 (a)	1,700,000	1,696,209

		4,054,810

HOUSEHOLD PRODUCTS — 0.1%
Procter & Gamble Co. 3 Month USD LIBOR + 0.27% 1.65%, 11/1/2019 (a)	1,896,000	1,903,110

HOUSEHOLD PRODUCTS & WARES — 0.3%
Church & Dwight Co., Inc. 3 Month USD LIBOR + 0.15% 1.52%, 1/25/2019 (a)	1,587,000	1,586,699
Reckitt Benckiser Treasury Services PLC 3 Month USD LIBOR + 0.56% 2.23%, 6/24/2022 (a) (b)	3,800,000	3,790,994

		5,377,693

INSURANCE — 2.3%
Athene Global Funding 3 Month USD LIBOR + 1.23% 2.92%, 7/1/2022 (a) (b)	1,700,000	1,725,806

Berkshire Hathaway Finance Corp.:
3 Month USD LIBOR + 0.25%, 1.61%, 1/11/2019 (a)	4,750,000	4,757,362
3 Month USD LIBOR + 0.30%, 1.66%, 1/12/2018 (a)	75,000	75,002
3 Month USD LIBOR + 0.32%, 1.67%, 1/10/2020 (a)	2,462,000	2,471,848
3 Month USD LIBOR + 0.55%, 2.07%, 3/7/2018 (a)	4,288,000	4,290,659
3 Month USD LIBOR + 0.69%, 2.28%, 3/15/2019 (a)	2,539,000	2,556,265
Jackson National Life Global Funding:
3 Month USD LIBOR + 0.25%, 1.92%, 12/27/2018 (a) (b)	2,650,000	2,652,836
3 Month USD LIBOR + 0.73%, 2.40%, 6/27/2022 (a) (b)	1,700,000	1,714,943
Metropolitan Life Global Funding I:
3 Month USD LIBOR + 0.22%, 1.83%, 9/19/2019 (a) (b)	4,125,000	4,127,310
3 Month USD LIBOR + 0.34%, 1.91%, 9/14/2018 (a) (b)	1,175,000	1,176,951
3 Month USD LIBOR + 0.40%, 1.95%, 6/12/2020 (a) (b)	1,200,000	1,203,600
3 Month USD LIBOR + 0.43%, 2.04%, 12/19/2018 (a) (b)	3,550,000	3,561,040
New York Life Global Funding:
3 Month USD LIBOR + 0.27%, 1.62%, 4/9/2020 (a) (b)	1,600,000	1,603,616
3 Month USD LIBOR + 0.40%, 1.75%, 4/6/2018 (a) (b)	1,025,000	1,025,902
3 Month USD LIBOR + 0.52%, 2.06%, 6/10/2022 (a) (b)	1,200,000	1,206,684
Prudential Financial, Inc. Series MTN, 3 Month USD LIBOR + 0.78% 2.20%, 8/15/2018 (a)	3,675,000	3,689,038

		37,838,862

INTERNET — 0.2%
eBay, Inc.:
3 Month USD LIBOR + 0.48%, 1.86%, 8/1/2019 (a)	1,825,000	1,829,909
3 Month USD LIBOR + 0.87%, 2.25%, 1/30/2023 (a)	1,700,000	1,705,661

		3,535,570

IT SERVICES — 3.3%
Apple, Inc.:
3 Month USD LIBOR + 0.07%, 1.48%, 5/11/2020 (a)	2,057,000	2,054,799
3 Month USD LIBOR + 0.08%, 1.48%, 2/8/2019 (a)	2,395,000	2,395,623
3 Month USD LIBOR + 0.14%, 1.53%, 8/2/2019 (a)	1,975,000	1,977,488
3 Month USD LIBOR + 0.25%, 1.63%, 5/3/2018 (a)	8,346,000	8,351,008
3 Month USD LIBOR + 0.25%, 1.65%, 2/7/2020 (a)	2,107,000	2,113,700
3 Month USD LIBOR + 0.30%, 1.69%, 5/6/2019 (a)	5,179,000	5,195,780
3 Month USD LIBOR + 0.30%, 1.71%, 5/6/2020 (a)	2,175,000	2,184,287
3 Month USD LIBOR + 0.35%, 1.76%, 5/11/2022 (a)	2,950,000	2,968,172
3 Month USD LIBOR + 0.50%, 1.90%, 2/9/2022 (a)	3,816,000	3,863,013
3 Month USD LIBOR + 0.82%, 2.27%, 2/22/2019 (a)	2,107,000	2,125,584
3 Month USD LIBOR + 1.13%, 2.58%, 2/23/2021 (a)	2,907,000	2,989,152
3 Month USD LIBOR + 0.20%, 1.59%, 2/7/2020 (a)	2,800,000	2,805,460

See accompanying notes to financial statements.

57

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
DXC Technology Co. 3 Month USD LIBOR + 0.95% 2.43%, 3/1/2021 (a) (c)	$1,775,000	$1,778,941
IBM Credit LLC:
3 Month USD LIBOR + 0.15%, 1.66%, 9/6/2019 (a)	2,550,000	2,552,881
3 Month USD LIBOR + 0.26%, 1.62%, 1/20/2021 (a)	2,000,000	2,004,140
International Business Machines Corp.:
3 Month USD LIBOR + 0.19%, 1.58%, 2/6/2018 (a)	2,112,000	2,111,979
3 Month USD LIBOR + 0.23%, 1.60%, 1/27/2020 (a)	4,753,000	4,766,308
3 Month USD LIBOR + 0.37%, 1.78%, 2/12/2019 (a)	2,783,000	2,792,407
3 Month USD LIBOR + 0.58%, 1.97%, 11/6/2021 (a)	200,000	202,284

		55,233,006

MACHINERY, CONSTRUCTION & MINING — 0.6%
Caterpillar Financial Services Corp.:
Series GMTN, 3 Month USD LIBOR + 0.29%, 1.78%, 9/4/2020 (a)	2,405,000	2,409,377
Series GMTN, 3 Month USD LIBOR + 0.70%, 2.15%, 2/23/2018 (a)	845,000	845,575
Series MTN, 3 Month USD LIBOR + 0.13%, 1.61%, 11/29/2019 (a)	2,750,000	2,749,395
Series MTN, 3 Month USD LIBOR + 0.18%, 1.69%, 12/6/2018 (a)	2,325,000	2,325,976
Series MTN, 3 Month USD LIBOR + 0.51%, 1.86%, 1/10/2020 (a)	1,075,000	1,082,278

		9,412,601

MACHINERY-DIVERSIFIED — 0.4%
John Deere Capital Corp.:
Series MTN, 3 Month USD LIBOR + 0.12%, 1.46%, 7/5/2019 (a)	1,200,000	1,199,652
Series MTN, 3 Month USD LIBOR + 0.29%, 1.95%, 6/22/2020 (a)	1,700,000	1,702,125
Series MTN, 3 Month USD LIBOR + 0.30%, 1.86%, 3/13/2020 (a)	1,981,000	1,985,160
Series MTN, 3 Month USD LIBOR + 0.48%, 2.00%, 9/8/2022 (a)	2,300,000	2,304,531

		7,191,468

MEDIA — 1.3%
Discovery Communications LLC 3 Month USD LIBOR + 0.71% 2.34%, 9/20/2019 (a)	4,015,000	4,034,834
NBCUniversal Enterprise, Inc.:
3 Month USD LIBOR + 0.40%, 2.09%, 4/1/2021 (a) (b)	5,650,000	5,664,916
3 Month USD LIBOR + 0.69%, 2.04%, 4/15/2018 (a) (b)	3,329,000	3,334,359
Walt Disney Co.:
3 Month USD LIBOR + 0.32%, 1.67%, 1/8/2019 (a)	1,775,000	1,778,976
Series MTN, 3 Month USD LIBOR + 0.13%, 1.62%, 3/4/2020 (a)	2,707,000	2,706,973
Series MTN, 3 Month USD LIBOR + 0.19%, 1.68%, 6/5/2020 (a)	2,118,000	2,118,678
Series MTN, 3 Month USD LIBOR + 0.39%, 1.88%, 3/4/2022 (a) (c)	2,030,000	2,044,068

		21,682,804

MINING — 0.1%
Glencore Funding LLC 3 Month USD LIBOR + 1.36% 2.72%, 1/15/2019 (a) (b)	900,000	906,948

MISCELLANEOUS MANUFACTURER — 0.9%
General Electric Co.:
Series GMTN, 3 Month USD LIBOR + 0.51%, 1.87%, 1/14/2019 (a)	600,000	601,680
Series GMTN, 3 Month USD LIBOR + 0.62%, 1.97%, 1/9/2020 (a)	620,000	624,166
Series MTN, 3 Month USD LIBOR + 0.27%, 1.66%, 8/7/2018 (a)	1,557,000	1,557,452
Siemens Financieringsmaatschappij NV:
3 Month USD LIBOR + 0.28%, 1.74%, 5/25/2018 (a) (b)	3,705,000	3,707,371
3 Month USD LIBOR + 0.32%, 1.88%, 9/13/2019 (a) (b)	3,495,000	3,507,128
3 Month USD LIBOR + 0.34%, 1.94%, 3/16/2020 (a) (b)	3,025,000	3,033,621
3 Month USD LIBOR + 0.61%, 2.21%, 3/16/2022 (a) (b)	1,900,000	1,917,100

		14,948,518

OIL & GAS — 3.9%
BP Capital Markets PLC:
3 Month USD LIBOR + 0.35%, 1.76%, 8/14/2018 (a)	3,506,000	3,510,453
3 Month USD LIBOR + 0.63%, 2.30%, 9/26/2018 (a)	3,579,000	3,592,421
3 Month USD LIBOR + 0.65%, 2.26%, 9/19/2022 (a)	1,750,000	1,761,130
Chevron Corp.:
3 Month USD LIBOR + 0.09%, 1.56%, 2/28/2019 (a)	2,594,000	2,594,311
3 Month USD LIBOR + 0.17%, 1.66%, 3/2/2018 (a)	2,826,000	2,825,830
3 Month USD LIBOR + 0.21%, 1.70%, 3/3/2020 (a)	2,575,000	2,582,931
3 Month USD LIBOR + 0.41%, 1.83%, 11/15/2019 (a)	2,209,000	2,221,680
3 Month USD LIBOR + 0.48%, 1.97%, 3/3/2022 (a)	1,884,000	1,896,698
3 Month USD LIBOR + 0.50%, 1.92%, 5/16/2018 (a)	3,363,000	3,367,843
3 Month USD LIBOR + 0.53%, 1.95%, 11/15/2021 (a)	200,000	202,062

See accompanying notes to financial statements.

58

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
ConocoPhillips Co. 3 Month USD LIBOR + 0.90% 2.32%, 5/15/2022 (a)	$2,600,000	$2,649,270
EQT Corp. 3 Month USD LIBOR + 0.77% 2.46%, 10/1/2020 (a)	1,725,000	1,727,967
Exxon Mobil Corp.:
3 Month USD LIBOR + 0.05%, 1.53%, 3/1/2018 (a)	2,025,000	2,024,676
3 Month USD LIBOR + 0.15%, 1.74%, 3/15/2019 (a)	2,475,000	2,477,747
3 Month USD LIBOR + 0.37%, 1.88%, 3/6/2022 (a)	464,000	466,923
3 Month USD LIBOR + 0.60%, 2.07%, 2/28/2018 (a)	4,329,000	4,331,857
Petroleos Mexicanos:
3 Month USD LIBOR + 2.02%, 3.37%, 7/18/2018 (a)	3,960,000	3,991,007
3 Month USD LIBOR + 3.65%, 5.19%, 3/11/2022 (a) (b)	350,000	383,075
Phillips 66:
3 Month USD LIBOR + 0.65%, 2.01%, 4/15/2019 (a) (b)	2,255,000	2,256,511
3 Month USD LIBOR + 0.75%, 2.11%, 4/15/2020 (a) (b)	1,675,000	1,680,410
Shell International Finance B.V.:
3 Month USD LIBOR + 0.35%, 1.90%, 9/12/2019 (a)	3,333,000	3,348,065
3 Month USD LIBOR + 0.45%, 1.86%, 5/11/2020 (a)	3,602,000	3,628,655
3 Month USD LIBOR + 0.58%, 1.99%, 11/10/2018 (a)	2,156,000	2,165,271
Sinopec Group Overseas Development 2014, Ltd. 3 Month USD LIBOR + 0.92% 2.27%, 4/10/2019 (a) (b)	600,000	602,262
Statoil ASA:
3 Month USD LIBOR + 0.29%, 1.71%, 5/15/2018 (a)	2,920,000	2,921,606
3 Month USD LIBOR + 0.46%, 1.86%, 11/8/2018 (a)	2,794,000	2,801,907
Total Capital International SA 3 Month USD LIBOR + 0.57% 1.98%, 8/10/2018 (a)	3,304,000	3,313,747

		65,326,315

PHARMACEUTICALS — 1.4%
Allergan Funding SCS:
3 Month USD LIBOR + 1.08%, 2.63%, 3/12/2018 (a)	3,450,000	3,454,174
3 Month USD LIBOR + 1.26%, 2.80%, 3/12/2020 (a)	2,219,000	2,252,595
AstraZeneca PLC 3 Month USD LIBOR + 0.53% 1.95%, 11/16/2018 (a)	1,925,000	1,930,717
Cardinal Health, Inc. 3 Month USD LIBOR + 0.77% 2.36%, 6/15/2022 (a)	2,000,000	2,003,380
Express Scripts Holding Co. 3 Month USD LIBOR + 0.75% 2.23%, 11/30/2020 (a)	2,525,000	2,524,874
Johnson & Johnson 3 Month USD LIBOR + 0.27% 1.75%, 3/1/2019 (a)	840,000	842,033
Merck & Co., Inc.:
3 Month USD LIBOR + 0.36%, 1.80%, 5/18/2018 (a)	3,969,000	3,972,731
3 Month USD LIBOR + 0.38%, 1.78%, 2/10/2020 (a)	3,570,000	3,591,206
Pfizer, Inc. 3 Month USD LIBOR + 0.30% 1.89%, 6/15/2018 (a)	2,342,000	2,344,108

		22,915,818

PIPELINES — 0.7%
Enbridge, Inc.:
3 Month USD LIBOR + 0.40%, 1.75%, 1/10/2020 (a)	4,400,000	4,404,180
3 Month USD LIBOR + 0.70%, 2.29%, 6/15/2020 (a)	2,000,000	2,016,700
Spectra Energy Partners L.P. 3 Month USD LIBOR + 0.70% 2.19%, 6/5/2020 (a)	3,025,000	3,045,207
TransCanada PipeLines, Ltd. 3 Month USD LIBOR + 0.28% 1.70%, 11/15/2019 (a)	2,325,000	2,324,489

		11,790,576

RETAIL — 0.6%
Alimentation Couche-Tard, Inc. 3 Month USD LIBOR + 0.50% 2.07%, 12/13/2019 (a) (b)	2,100,000	2,101,554
Home Depot, Inc. 3 Month USD LIBOR + 0.15% 1.64%, 6/5/2020 (a)	3,512,000	3,518,041
Lowe’s Cos., Inc.:
3 Month USD LIBOR + 0.24%, 1.60%, 4/15/2019 (a)	750,000	751,522
3 Month USD LIBOR + 0.42%, 1.96%, 9/10/2019 (a)	2,670,000	2,684,178
Wal-Mart Stores, Inc. 3 Month USD LIBOR - 0.03% 1.33%, 10/9/2019 (a)	1,325,000	1,324,510

		10,379,805

SEMICONDUCTORS — 0.8%
Intel Corp.:
3 Month USD LIBOR + 0.08%, 1.49%, 5/11/2020 (a)	3,475,000	3,473,123
3 Month USD LIBOR + 0.35%, 1.76%, 5/11/2022 (a)	2,200,000	2,211,022
QUALCOMM, Inc.:
3 Month USD LIBOR + 0.36%, 1.80%, 5/20/2019 (a)	3,097,000	3,102,637
3 Month USD LIBOR + 0.73%, 2.11%, 1/30/2023 (a)	1,750,000	1,743,910
3 Month USD LIBOR + 0.45%, 1.89%, 5/20/2020 (a)	2,300,000	2,301,863

		12,832,555

See accompanying notes to financial statements.

59

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
SOFTWARE — 0.3%
Oracle Corp.:
3 Month USD LIBOR + 0.51%, 1.86%, 10/8/2019 (a) (c)	$2,025,000	$2,039,539
3 Month USD LIBOR + 0.58%, 1.94%, 1/15/2019 (a)	3,310,000	3,327,808

		5,367,347

TELECOMMUNICATIONS — 3.0%
AT&T, Inc.:
3 Month USD LIBOR + 0.65%, 2.01%, 1/15/2020 (a)	4,153,000	4,175,011
3 Month USD LIBOR + 0.67%, 2.21%, 3/11/2019 (a)	2,575,000	2,586,871
3 Month USD LIBOR + 0.91%, 2.37%, 11/27/2018 (a)	2,641,000	2,657,031
3 Month USD LIBOR + 0.93%, 2.62%, 6/30/2020 (a)	2,605,000	2,639,099
3 Month USD LIBOR + 0.95%, 2.31%, 7/15/2021 (a)	5,975,000	6,063,251
Cisco Systems, Inc.:
3 Month USD LIBOR + 0.31%, 1.90%, 6/15/2018 (a)	3,615,000	3,618,615
3 Month USD LIBOR + 0.34%, 1.97%, 9/20/2019 (a)	3,275,000	3,289,836
3 Month USD LIBOR + 0.50%, 1.98%, 3/1/2019 (a) (c)	1,531,000	1,538,517
3 Month USD LIBOR + 0.60%, 2.04%, 2/21/2018 (a)	4,504,000	4,506,252
Deutsche Telekom International Finance B.V. 3 Month USD LIBOR + 0.58% 1.93%, 1/17/2020 (a) (b)	1,150,000	1,152,944
Verizon Communications, Inc.:
3 Month USD LIBOR + 0.37%, 1.79%, 8/15/2019 (a)	1,615,000	1,619,150
3 Month USD LIBOR + 0.55%, 2.00%, 5/22/2020 (a)	7,998,000	8,034,151
3 Month USD LIBOR + 1.75%, 3.32%, 9/14/2018 (a)	4,075,000	4,119,540
3 Month USD LIBOR + 1.00%, 2.60%, 3/16/2022 (a) (c)	3,575,000	3,644,212

		49,644,480

TRANSPORTATION — 0.4%
United Parcel Service, Inc.:
3 Month USD LIBOR + 0.15%, 1.84%, 4/1/2021 (a)	1,800,000	1,800,540
3 Month USD LIBOR + 0.38%, 1.80%, 5/16/2022 (a)	2,162,000	2,166,713
3 Month USD LIBOR + 0.45%, 2.14%, 4/1/2023 (a)	1,800,000	1,804,914

		5,772,167

TOTAL CORPORATE BONDS & NOTES (Cost $1,416,421,120)		1,421,137,641

FOREIGN GOVERNMENT OBLIGATIONS — 13.6%
African Development Bank:
Series GDIF, 3 Month USD LIBOR + 0.04%, 1.42%, 8/1/2018 (a) (c)	2,885,000	2,885,115
Series GDIF, 3 Month USD LIBOR + 0.19%, 1.78%, 6/15/2020 (a)	2,675,000	2,684,149
Asian Development Bank:
1.67%, 6/25/2019 (a)	960,000	959,712
Series GMTN, 3 Month USD LIBOR + 0.01%, 1.36%, 7/10/2019 (a)	3,645,000	3,644,745
Series GMTN, 3 Month USD LIBOR + 0.02%, 1.49%, 2/28/2018 (a)	2,600,000	2,599,428
Series GMTN, 3 Month USD LIBOR + 0.05%, 1.65%, 3/16/2021 (a)	5,150,000	5,149,330
Series GMTN, 3 Month USD LIBOR + 0.15%, 1.55%, 2/8/2018 (a)	4,135,000	4,134,876
Series GMTN, 3 Month USD LIBOR + 0.19%, 1.79%, 6/16/2021 (a)	8,600,000	8,638,012
Series GMTN, 3 Month USD LIBOR + 0.32%, 1.78%, 2/26/2020 (a)	5,403,000	5,435,634
Caisse d’Amortissement de la Dette Sociale 3 Month USD LIBOR + 0.38%, 1.97%, 3/15/2018 (a) (b)	2,000,000	2,001,140
Corp. Andina de Fomento 3 Month USD LIBOR + 0.55%, 1.93%, 1/29/2018 (a)	2,475,000	2,474,975
Dexia Credit Local SA:
3 Month USD LIBOR + 0.20%, 1.69%, 6/5/2018 (a) (b)	1,000,000	999,800
3 Month USD LIBOR + 0.50%, 1.92%, 2/15/2019 (a) (b)	3,000,000	3,008,040
3 Month USD LIBOR + 0.60%, 2.27%, 3/23/2018 (a) (b)	2,500,000	2,502,925
European Bank for Reconstruction & Development:
Series GMTN, 1.67%, 3/23/2020 (a)	2,550,000	2,549,031
Series GMTN, 3 Month USD LIBOR + 0.01%, 1.45%, 11/19/2020 (a)	1,700,000	1,698,861
Series GMTN, 3 Month USD LIBOR + 0.11%, 1.46%, 1/10/2020 (a)	1,275,000	1,277,333
European Investment Bank:
1 Month USD LIBOR + 0.02%, 1.41%, 7/6/2018 (a) (b)	2,575,000	2,574,974
3 Month USD LIBOR + 0.07%, 1.42%, 10/9/2018 (a) (b)	3,975,000	3,976,630
3 Month USD LIBOR + 0.11%, 1.78%, 3/24/2021 (a) (b)	175,000	175,389

See accompanying notes to financial statements.

60

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Export Development Canada:
3 Month USD LIBOR + 0.01%, 1.42%, 8/13/2019 (a) (b)	$1,825,000	$1,824,270
3 Month USD LIBOR + 0.05%, 1.40%, 1/17/2018 (a) (b)	1,500,000	1,499,925
3 Month USD LIBOR + 0.13%, 1.59%, 11/23/2020 (a) (b)	2,075,000	2,079,918
3 Month USD LIBOR + 0.32%, 1.81%, 3/2/2020 (a) (b)	800,000	804,856
Export-Import Bank of Korea:
3 Month USD LIBOR + 0.46%, 1.82%, 10/21/2019 (a)	3,725,000	3,716,358
3 Month USD LIBOR + 0.70%, 2.16%, 5/26/2019 (a)	3,050,000	3,055,154
Series 5, FRN, 3 Month USD LIBOR + 0.88%, 2.24%, 1/25/2022 (a)	3,575,000	3,582,650
Inter-American Development Bank:
3 Month USD LIBOR + 0.32%, 1.68%, 4/15/2020 (a)	4,125,000	4,152,307
Series GDIF, 1.36%, 1/15/2022 (a)	1,500,000	1,496,280
Series GDIF, 3 Month USD LIBOR + 0.04%, 1.40%, 1/15/2019 (a)	600,000	600,144
Series GDP, 1.36%, 10/15/2019 (a)	6,400,000	6,397,568
Series GMTN, 1 Month USD LIBOR + 0.04%, 1.59%, 11/26/2018 (a)	4,900,000	4,900,882
Series GMTN, 3 Month USD LIBOR - 0.01%, 1.62%, 6/20/2018 (a)	1,927,000	1,926,711
Series GMTN, 3 Month USD LIBOR + 0.01%, 1.37%, 7/15/2020 (a)	4,425,000	4,422,832
Series GMTN, 3 Month USD LIBOR + 0.03%, 1.58%, 9/12/2018 (a)	5,725,000	5,724,943
Series GMTN, 3 Month USD LIBOR + 0.06%, 1.42%, 1/16/2018 (a)	2,815,000	2,814,944
Series GMTN, 3 Month USD LIBOR + 0.07%, 1.43%, 7/15/2022 (a)	5,350,000	5,348,609
Series GMTN, 3 Month USD LIBOR + 0.20%, 1.56%, 7/15/2021 (a)	3,975,000	3,995,551
Series GMTN, 3 Month USD LIBOR + 0.22%, 1.58%, 10/15/2020 (a)	5,075,000	5,099,969
International Bank for Reconstruction & Development:
Series GDIF, 1.60%, 12/17/2018 (a)	3,175,000	3,174,333
Series GDIF, 3 Month USD LIBOR + 0.10%, 1.46%, 10/13/2020 (a)	4,042,000	4,049,599
Series GDIF, 3 Month USD LIBOR + 0.28%, 1.69%, 2/11/2021 (a)	4,500,000	4,532,715
International Finance Corp.:
Series GMTN, 1 Month USD LIBOR + 0.02%, 1.59%, 2/2/2018 (a)	2,475,000	2,475,050
Series GMTN, 3 Month USD LIBOR + 0.01%, 1.60%, 12/15/2020 (a)	7,825,000	7,819,835
Series GMTN, 3 Month USD LIBOR + 0.06%, 1.41%, 1/9/2019 (a)	5,075,000	5,077,487
Series GMTN, 3 Month USD LIBOR + 0.18%, 1.77%, 12/15/2021 (a)	3,575,000	3,591,159
Japan Bank for International Cooperation:
3 Month USD LIBOR + 0.39%, 1.75%, 7/21/2020 (a)	2,000,000	2,006,400
3 Month USD LIBOR + 0.48%, 1.96%, 6/1/2020 (a)	1,000,000	1,004,780
3 Month USD LIBOR + 0.57%, 2.03%, 2/24/2020 (a)	1,700,000	1,710,710
Series DTC, 3 Month USD LIBOR + 0.36%, 1.77%, 11/13/2018 (a)	1,245,000	1,246,382
Kommunalbanken A/S:
3 Month USD LIBOR + 0.07%, 1.67%, 3/17/2020 (a) (b)	7,640,000	7,644,126
3 Month USD LIBOR + 0.13%, 1.51%, 5/2/2019 (a) (b)	70,000	70,085
3 Month USD LIBOR + 0.13%, 1.65%, 9/8/2021 (a) (b)	3,870,000	3,873,638
3 Month USD LIBOR + 0.18%, 1.62%, 2/20/2018 (a) (b)	6,974,000	6,973,930
3 Month USD LIBOR + 0.33%, 1.93%, 6/16/2020 (a) (b)	5,200,000	5,234,788
Kommuninvest I Sverige AB:
3 Month USD LIBOR + 0.03%, 1.50%, 5/28/2019 (a) (b)	1,000,000	999,720
3 Month USD LIBOR + 0.03%, 1.52%, 12/3/2018 (a) (b)	825,000	824,827
3 Month USD LIBOR + 0.14%, 1.56%, 8/17/2018 (a) (b)	1,375,000	1,375,770
Korea Development Bank:
3 Month USD LIBOR + 0.45%, 1.91%, 2/27/2020 (a)	1,800,000	1,792,944
3 Month USD LIBOR + 0.68%, 2.29%, 9/19/2020 (a)	2,950,000	2,949,587
3 Month USD LIBOR + 0.71%, 2.17%, 2/27/2022 (a)	2,300,000	2,291,996
3 Month USD LIBOR + 0.73%, 2.08%, 7/6/2022 (a)	1,700,000	1,694,900
Korea Expressway Corp. 3 Month USD LIBOR + 0.70%, 2.06%, 4/20/2020 (a) (b)	1,600,000	1,599,264
Korea National Oil Corp. 3 Month USD LIBOR + 0.60%, 2.27%, 3/27/2020 (a) (b)	1,500,000	1,495,920

See accompanying notes to financial statements.

61

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Landwirtschaftliche Rentenbank:
3 Month USD LIBOR + 0.25%, 1.74%, 6/3/2021 (a) (b)	$2,075,000	$2,087,761
3 Month USD LIBOR + 0.35%, 1.79%, 2/19/2021 (a) (b)	1,625,000	1,640,665
Municipality Finance PLC 3 Month USD LIBOR + 0.17%, 1.56%, 2/7/2020 (a) (b)	2,600,000	2,606,318
Nordic Investment Bank 3 Month USD LIBOR + 0.05%, 1.42%, 4/25/2018 (a)	2,225,000	2,225,089
Oesterreichische Kontrollbank AG 3 Month USD LIBOR + 0.16%, 1.55%, 11/4/2019 (a)	2,575,000	2,579,841
Province of Quebec Canada:
Series MTN, 3 Month USD LIBOR + 0.13%, 1.77%, 9/21/2020 (a)	4,000,000	4,000,960
Series MTN, 3 Month USD LIBOR + 0.23%, 1.72%, 9/4/2018 (a)	3,425,000	3,428,493
Series MTN, 3 Month USD LIBOR + 0.28%, 1.64%, 7/21/2019 (a)	3,535,000	3,546,489
Svensk Exportkredit AB:
Series GMTN, 3 Month USD LIBOR + 0.10%, 1.44%, 10/4/2018 (a)	5,575,000	5,577,899
Series GMTN, 3 Month USD LIBOR + 0.33%, 1.69%, 1/14/2019 (a)	1,400,000	1,404,326

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $227,223,584)		227,421,756

	Shares
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e)	11,572,116	11,572,116
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	11,250,025	11,250,025

TOTAL SHORT-TERM INVESTMENTS (Cost $22,822,141)		22,822,141

TOTAL INVESTMENTS — 100.4% (Cost $1,666,466,845)		1,671,381,538

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(6,935,296)

NET ASSETS — 100.0%		$1,664,446,242

(a)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2017.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.7% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31,, 2017.
(f)	Investment of cash collateral for securities loaned.

FRN = Floating Rate Note

GMTN = Global Medium Term Note

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Aerospace & Defense	$—	$2,035,960	$—	$2,035,960
Agriculture	—	11,988,131	—	11,988,131
Auto Manufacturers	—	113,656,132	—	113,656,132
Banks	—	844,488,930	—	844,488,930
Beverages	—	11,102,550	—	11,102,550
Biotechnology	—	10,668,292	—	10,668,292
Chemicals	—	3,255,053	—	3,255,053
Commercial Services	—	3,026,966	—	3,026,966
Construction Materials	—	3,408,402	—	3,408,402
Diversified Financial Services	—	32,635,294	—	32,635,294

See accompanying notes to financial statements.

62

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Electric	$—	$6,787,640	$—	$6,787,640
Electronics	—	3,728,763	—	3,728,763
Food	—	17,258,479	—	17,258,479
Gas	—	3,818,149	—	3,818,149
Health Care Products	—	7,164,447	—	7,164,447
Health Care Services	—	4,054,810	—	4,054,810
Household Products	—	1,903,110	—	1,903,110
Household Products & Wares	—	5,377,693	—	5,377,693
Insurance	—	37,838,862	—	37,838,862
Internet	—	3,535,570	—	3,535,570
IT Services	—	55,233,006	—	55,233,006
Machinery, Construction & Mining	—	9,412,601	—	9,412,601
Machinery-Diversified	—	7,191,468	—	7,191,468
Media	—	21,682,804	—	21,682,804
Mining	—	906,948	—	906,948
Miscellaneous Manufacturer	—	14,948,518	—	14,948,518
Oil & Gas	—	65,326,315	—	65,326,315
Pharmaceuticals	—	22,915,818	—	22,915,818
Pipelines	—	11,790,576	—	11,790,576
Retail	—	10,379,805	—	10,379,805
Semiconductors	—	12,832,555	—	12,832,555
Software	—	5,367,347	—	5,367,347
Telecommunications	—	49,644,480	—	49,644,480
Transportation	—	5,772,167	—	5,772,167
Foreign Government Obligations	—	227,421,756	—	227,421,756
Short-Term Investments	22,822,141	—	—	22,822,141

TOTAL INVESTMENTS	$22,822,141	$1,648,559,397	$—	$1,671,381,538

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$156,001,618	$144,429,502	$—	$—	11,572,116	$11,572,116	$29,098
State Street Navigator Securities Lending Government Money Market Portfolio	2,628,010	2,628,010	55,095,161	46,473,146	—	—	11,250,025	11,250,025	29,268

TOTAL		$2,628,010	$211,096,779	$190,902,648	$—	$—		$22,822,141	$58,366

See accompanying notes to financial statements.

63

SPDR ICE BofAML Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.6%
ADVERTISING — 0.3%
Interpublic Group of Cos., Inc. 4.00%, 3/15/2022	$25,000	$25,839
Lamar Media Corp.:
5.00%, 5/1/2023	11,000	11,316
5.75%, 2/1/2026	75,000	80,063
5.88%, 2/1/2022	15,000	15,319
Omnicom Group, Inc. 6.25%, 7/15/2019	25,000	26,429
WPP Finance 2010 3.63%, 9/7/2022	28,000	28,849

		187,815

AEROSPACE & DEFENSE — 1.3%
Arconic, Inc.:
5.13%, 10/1/2024	50,000	53,219
5.87%, 2/23/2022	75,000	81,187
5.95%, 2/1/2037	50,000	54,470
6.15%, 8/15/2020	25,000	26,906
6.75%, 1/15/2028	50,000	58,915
BAE Systems Holdings, Inc. 6.38%, 6/1/2019 (a)	50,000	52,720
Harris Corp.:
3.83%, 4/27/2025	20,000	20,727
5.55%, 10/1/2021	40,000	43,607
L3 Technologies, Inc.:
4.75%, 7/15/2020	25,000	26,301
5.20%, 10/15/2019	25,000	26,185
Lockheed Martin Corp.:
2.50%, 11/23/2020	50,000	50,319
3.35%, 9/15/2021	15,000	15,422
3.55%, 1/15/2026	20,000	20,768
4.50%, 5/15/2036	25,000	28,032
4.70%, 5/15/2046	50,000	58,336
Northrop Grumman Corp.:
3.25%, 8/1/2023	25,000	25,511
4.75%, 6/1/2043	25,000	28,874
Rockwell Collins, Inc.:
2.80%, 3/15/2022	11,000	11,016
3.10%, 11/15/2021	50,000	50,680

		733,195

AGRICULTURE — 0.5%
Bunge, Ltd. Finance Corp.:
3.75%, 9/25/2027	35,000	34,495
8.50%, 6/15/2019	25,000	27,082
Reynolds American, Inc.:
4.45%, 6/12/2025	50,000	53,312
5.85%, 8/15/2045	125,000	156,096
6.88%, 5/1/2020	12,000	13,157
Vector Group, Ltd. 6.13%, 2/1/2025 (a)	15,000	15,525

		299,667

AIRLINES — 0.4%
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a)	50,000	50,810
5.50%, 10/1/2019 (a)	50,000	51,515
Southwest Airlines Co.:
2.75%, 11/6/2019	20,000	20,143
3.00%, 11/15/2026	20,000	19,416
United Continental Holdings, Inc.:
5.00%, 2/1/2024	50,000	50,750
6.38%, 6/1/2018	43,000	43,645

		236,279

APPAREL — 0.2%
Hanesbrands, Inc. 4.63%, 5/15/2024 (a)	81,000	82,721
Under Armour, Inc. 3.25%, 6/15/2026	10,000	8,698

		91,419

AUTO MANUFACTURERS — 1.9%
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023	200,000	208,815
Ford Holdings LLC 9.30%, 3/1/2030	50,000	70,660
Ford Motor Co. 7.45%, 7/16/2031	50,000	65,361
Ford Motor Credit Co. LLC:
3.20%, 1/15/2021	200,000	202,799
3.34%, 3/18/2021	85,000	86,329
General Motors Co. 6.75%, 4/1/2046	25,000	31,477
General Motors Financial Co., Inc.:
2.45%, 11/6/2020	100,000	99,248
3.20%, 7/6/2021	25,000	25,203
3.95%, 4/13/2024	50,000	51,475
4.00%, 10/6/2026	50,000	50,852
4.20%, 3/1/2021	50,000	52,046
4.38%, 9/25/2021	25,000	26,297
5.25%, 3/1/2026	50,000	54,980
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)	75,000	76,734

		1,102,276

AUTO PARTS & EQUIPMENT — 0.7%
Aptiv PLC:
4.25%, 1/15/2026	70,000	74,286
4.40%, 10/1/2046	13,000	13,391
BorgWarner, Inc. 4.63%, 9/15/2020	10,000	10,506
Dana, Inc. 5.50%, 12/15/2024	25,000	26,406
Delphi Technologies PLC 5.00%, 10/1/2025 (a)	153,000	154,729
Goodyear Tire & Rubber Co.:
5.00%, 5/31/2026	45,000	46,350
5.13%, 11/15/2023	25,000	26,000
Lear Corp. 5.25%, 1/15/2025	12,000	12,827
Tenneco, Inc. 5.00%, 7/15/2026	55,000	56,461

		420,956

BANKS — 5.7%
Bank of America Corp.:
7.75%, 5/14/2038	50,000	74,919
Series MTN, 4.20%, 8/26/2024	75,000	78,980
Series MTN, 4.25%, 10/22/2026	75,000	79,038
Series MTN, 4.45%, 3/3/2026	30,000	32,022
Barclays PLC:
4.38%, 1/12/2026	200,000	208,044
4.95%, 1/10/2047	30,000	33,290
BPCE SA 4.50%, 3/15/2025 (a)	25,000	26,130
Capital One Financial Corp. 3.75%, 4/24/2024	50,000	51,366
Capital One NA/Mclean VA Series BKNT, 1.65%, 2/5/2018	250,000	249,993

See accompanying notes to financial statements.

64

SPDR ICE BofAML Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CIT Group, Inc.:
3.88%, 2/19/2019	$100,000	$101,125
5.00%, 8/15/2022	62,000	65,720
Citigroup, Inc.:
3.50%, 5/15/2023	20,000	20,358
4.60%, 3/9/2026	70,000	74,496
4.75%, 5/18/2046	50,000	55,117
5.30%, 5/6/2044	25,000	29,517
5.50%, 9/13/2025	25,000	28,164
6.13%, 8/25/2036	50,000	63,001
Citizens Financial Group, Inc. 4.30%, 12/3/2025	50,000	52,444
Credit Suisse AG 5.40%, 1/14/2020	50,000	52,778
Credit Suisse Group AG 3.57%, 1/9/2023 (a)	100,000	101,671
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, 6/9/2023	75,000	77,347
Deutsche Bank AG:
2.70%, 7/13/2020	100,000	99,510
3.70%, 5/30/2024	125,000	125,840
Series GMTN, 3.38%, 5/12/2021	18,000	18,166
Discover Bank 2.00%, 2/21/2018	25,000	25,002
Fifth Third Bancorp 2.30%, 3/1/2019	42,000	42,034
Goldman Sachs Group, Inc.:
6.45%, 5/1/2036	91,000	117,334
6.75%, 10/1/2037	25,000	33,466
Huntington Bancshares, Inc. 2.30%, 1/14/2022	40,000	39,356
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (a)	200,000	210,375
KeyCorp. Series MTN, 5.10%, 3/24/2021	50,000	53,884
Lloyds Bank PLC 6.50%, 9/14/2020 (a)	75,000	82,001
Macquarie Group, Ltd. 7.63%, 8/13/2019 (a)	50,000	53,919
Morgan Stanley:
3.95%, 4/23/2027	50,000	50,774
4.88%, 11/1/2022	50,000	53,841
Regions Financial Corp. 7.38%, 12/10/2037	25,000	34,945
Royal Bank of Scotland Group PLC:
5.13%, 5/28/2024	150,000	158,837
6.00%, 12/19/2023	100,000	110,063
6.13%, 12/15/2022	100,000	109,375
Santander Holdings USA, Inc. 3.70%, 3/28/2022 (a)	60,000	60,722
Santander UK Group Holdings PLC 3.13%, 1/8/2021	50,000	50,470
UniCredit SpA 5 Year USD ICE Swap + 3.70% 5.86%, 6/19/2032 (a) (b)	200,000	213,280

		3,298,714

BEVERAGES — 1.6%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/1/2019	50,000	49,896
3.30%, 2/1/2023	68,000	69,584
4.63%, 2/1/2044	100,000	110,336
4.90%, 2/1/2046	250,000	289,747
Anheuser-Busch InBev Worldwide, Inc. 7.75%, 1/15/2019	100,000	105,611
Beam Suntory, Inc. 3.25%, 5/15/2022	20,000	20,312
Coca-Cola European Partners US LLC 3.25%, 8/19/2021	10,000	10,178
Constellation Brands, Inc. 6.00%, 5/1/2022	105,000	117,413
Dr Pepper Snapple Group, Inc.:
2.53%, 11/15/2021	20,000	19,960
2.70%, 11/15/2022	20,000	19,935
Molson Coors Brewing Co.:
1.45%, 7/15/2019	40,000	39,500
3.50%, 5/1/2022	2,000	2,054
4.20%, 7/15/2046	40,000	40,761
Pernod Ricard SA 5.50%, 1/15/2042 (a)	25,000	30,348

		925,635

BIOTECHNOLOGY — 1.0%
AMAG Pharmaceuticals, Inc. 7.88%, 9/1/2023 (a)	25,000	24,344
Amgen, Inc.:
3.63%, 5/15/2022	50,000	51,765
5.15%, 11/15/2041	101,000	121,211
6.40%, 2/1/2039	100,000	133,034
Baxalta, Inc. 2.00%, 6/22/2018	50,000	49,988
Biogen, Inc. 2.90%, 9/15/2020	25,000	25,341
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	20,000	21,167
Celgene Corp.:
2.25%, 5/15/2019	42,000	41,943
3.25%, 8/15/2022	50,000	50,792
3.88%, 8/15/2025	50,000	51,754
4.63%, 5/15/2044	25,000	26,673

		598,012

CHEMICALS — 2.4%
Agrium, Inc. 4.90%, 6/1/2043	45,000	50,209
Albemarle Corp. 4.15%, 12/1/2024	25,000	26,490
Ashland LLC 4.75%, 8/15/2022	25,000	26,047
Blue Cube Spinco, Inc.:
9.75%, 10/15/2023	25,000	29,686
10.00%, 10/15/2025	25,000	30,000
Celanese US Holdings LLC 4.63%, 11/15/2022	50,000	53,207
CF Industries, Inc.:
3.45%, 6/1/2023	25,000	24,658
4.95%, 6/1/2043	25,000	23,750
5.15%, 3/15/2034	50,000	51,000
7.13%, 5/1/2020	47,000	51,230
Chemours Co.:
6.63%, 5/15/2023	100,000	105,750
7.00%, 5/15/2025	10,000	10,875
Dow Chemical Co.:
4.25%, 11/15/2020	50,000	52,219
4.38%, 11/15/2042	25,000	26,304
Eastman Chemical Co.:
2.70%, 1/15/2020	50,000	50,322
3.60%, 8/15/2022	25,000	25,776

See accompanying notes to financial statements.

65

SPDR ICE BofAML Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	$50,000	$53,190
LYB International Finance B.V. 5.25%, 7/15/2043	25,000	29,076
LyondellBasell Industries NV 4.63%, 2/26/2055	25,000	26,456
Monsanto Co. 5.88%, 4/15/2038	25,000	30,702
Mosaic Co.:
3.25%, 11/15/2022	100,000	99,125
5.63%, 11/15/2043	50,000	53,873
NOVA Chemicals Corp. 5.25%, 8/1/2023 (a)	50,000	51,438
PolyOne Corp. 5.25%, 3/15/2023	25,000	26,453
Potash Corp. of Saskatchewan, Inc. 4.00%, 12/15/2026	5,000	5,202
Rohm & Haas Co. 7.85%, 7/15/2029	75,000	102,882
RPM International, Inc. 3.45%, 11/15/2022	10,000	10,248
Sherwin-Williams Co.:
2.75%, 6/1/2022	3,000	2,988
4.40%, 2/1/2045	25,000	25,622
4.50%, 6/1/2047	50,000	54,667
SPCM SA 4.88%, 9/15/2025 (a)	35,000	35,263
Westlake Chemical Corp.:
3.60%, 7/15/2022	28,000	28,515
3.60%, 8/15/2026	25,000	25,144
4.63%, 2/15/2021	25,000	25,581
5.00%, 8/15/2046	25,000	28,083
WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	50,000	52,562

		1,404,593

COMMERCIAL SERVICES — 1.7%
ADT Corp.:
3.50%, 7/15/2022	75,000	73,969
4.88%, 7/15/2032 (a)	75,000	71,109
Block Financial LLC 4.13%, 10/1/2020	20,000	20,615
Ecolab, Inc.:
2.25%, 1/12/2020	10,000	9,995
3.95%, 12/1/2047 (a)	50,000	51,110
ERAC USA Finance LLC:
2.35%, 10/15/2019 (a)	25,000	24,929
7.00%, 10/15/2037 (a)	50,000	66,862
FTI Consulting, Inc. 6.00%, 11/15/2022	100,000	103,055
Moody’s Corp.:
2.75%, 7/15/2019	50,000	50,307
2.75%, 12/15/2021	9,000	9,011
4.88%, 2/15/2024	20,000	21,968
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	50,000	50,438
5.00%, 4/15/2022 (a)	50,000	51,312
S&P Global, Inc. 2.95%, 1/22/2027	100,000	97,983
Service Corp. International/US 5.38%, 1/15/2022	25,000	25,625
Total System Services, Inc. 3.80%, 4/1/2021	10,000	10,250
United Rentals North America, Inc.:
4.63%, 7/15/2023	50,000	51,632
5.50%, 7/15/2025	100,000	106,000
5.88%, 9/15/2026	100,000	106,875

		1,003,045

CONSTRUCTION MATERIALS — 1.0%
Johnson Controls International PLC:
4.63%, 7/2/2044 (c)	25,000	27,537
5.70%, 3/1/2041	25,000	29,484
Lafarge SA 7.13%, 7/15/2036	35,000	45,969
Lennox International, Inc. 3.00%, 11/15/2023	50,000	49,372
Louisiana-Pacific Corp. 4.88%, 9/15/2024	25,000	25,844
Masco Corp.:
4.38%, 4/1/2026	37,000	38,995
5.95%, 3/15/2022	19,000	21,031
Masonite International Corp. 5.63%, 3/15/2023 (a)	45,000	46,984
Owens Corning:
3.40%, 8/15/2026	30,000	29,446
4.20%, 12/15/2022	50,000	52,428
Standard Industries, Inc.:
4.75%, 1/15/2028 (a)	63,000	63,000
5.00%, 2/15/2027 (a)	50,000	51,156
5.38%, 11/15/2024 (a)	50,000	52,250
6.00%, 10/15/2025 (a)	50,000	53,375

		586,871

DIVERSIFIED FINANCIAL SERVICES — 5.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 1/15/2025	15,000	14,869
3.75%, 5/15/2019	30,000	30,488
4.50%, 5/15/2021	40,000	41,983
Air Lease Corp.:
2.13%, 1/15/2020	100,000	99,266
3.00%, 9/15/2023	10,000	9,930
Aircastle, Ltd.:
4.63%, 12/15/2018	15,000	15,281
5.00%, 4/1/2023	20,000	21,100
5.13%, 3/15/2021	25,000	26,250
5.50%, 2/15/2022	50,000	53,625
6.25%, 12/1/2019	70,000	74,025
Ally Financial, Inc.:
3.25%, 2/13/2018	50,000	50,000
3.25%, 11/5/2018	148,000	148,185
3.50%, 1/27/2019	5,000	5,025
3.60%, 5/21/2018	100,000	100,250
3.75%, 11/18/2019	100,000	101,125
5.75%, 11/20/2025 (d)	75,000	81,750
8.00%, 11/1/2031	150,000	195,570
Credit Acceptance Corp. 6.13%, 2/15/2021	25,000	25,250
Discover Financial Services:
3.95%, 11/6/2024	50,000	51,074
4.10%, 2/9/2027	25,000	25,608
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.88%, 2/1/2022	75,000	76,312
6.00%, 8/1/2020	50,000	51,330
6.25%, 2/1/2022	50,000	51,375
6.38%, 12/15/2025 (a)	100,000	100,010

See accompanying notes to financial statements.

66

SPDR ICE BofAML Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
International Lease Finance Corp.:
4.63%, 4/15/2021	$88,000	$92,686
5.88%, 4/1/2019	50,000	52,021
5.88%, 8/15/2022	25,000	27,697
Janus Capital Group, Inc. 4.88%, 8/1/2025	20,000	21,501
Jefferies Group LLC:
5.13%, 4/13/2018	10,000	10,082
6.50%, 1/20/2043	73,000	86,109
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.88%, 8/1/2021 (a)	50,000	51,500
Legg Mason, Inc. 4.75%, 3/15/2026	50,000	53,573
Lincoln Finance, Ltd. 7.38%, 4/15/2021 (a)	100,000	104,500
Nasdaq, Inc.:
3.85%, 6/30/2026	5,000	5,134
5.55%, 1/15/2020	60,000	63,598
Navient Corp.:
5.50%, 1/25/2023	100,000	99,750
6.63%, 7/26/2021	85,000	89,781
6.75%, 6/25/2025	50,000	51,765
Series MTN, 5.50%, 1/15/2019	50,000	50,875
Series MTN, 6.13%, 3/25/2024	110,000	111,375
Series MTN, 7.25%, 1/25/2022	10,000	10,694
Series MTN, 8.00%, 3/25/2020	200,000	216,250
Series MTN, 8.45%, 6/15/2018	50,000	51,313
Nomura Holdings, Inc.:
6.70%, 3/4/2020	50,000	54,174
Series GMTN, 2.75%, 3/19/2019	12,000	12,090
Och-Ziff Finance Co. LLC 4.50%, 11/20/2019 (a)	50,000	48,993
Quicken Loans, Inc. 5.75%, 5/1/2025 (a)	50,000	51,687
Raymond James Financial, Inc. 4.95%, 7/15/2046	50,000	56,528
Synchrony Financial:
2.60%, 1/15/2019	50,000	50,095
3.75%, 8/15/2021	15,000	15,381
4.25%, 8/15/2024	25,000	25,921
Washington Prime Group L.P. 5.95%, 8/15/2024	70,000	71,536

		3,086,290

ELECTRIC — 3.6%
AES Corp.:
5.50%, 3/15/2024	50,000	52,125
7.38%, 7/1/2021	50,000	55,875
Black Hills Corp. 4.20%, 9/15/2046	4,000	4,083
Calpine Corp.:
5.25%, 6/1/2026 (a)	25,000	24,500
5.88%, 1/15/2024 (a)	69,000	70,208
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	10,000	10,037
Cleveland Electric Illuminating Co. 8.88%, 11/15/2018	5,000	5,283
CMS Energy Corp.:
3.60%, 11/15/2025	25,000	25,594
4.70%, 3/31/2043	25,000	28,103
8.75%, 6/15/2019	27,000	29,379
Dominion Energy, Inc.:
1.90%, 6/15/2018	10,000	9,999
3.63%, 12/1/2024	3,000	3,105
4.10%, 4/1/2021 (c)	130,000	135,284
DPL, Inc. 7.25%, 10/15/2021	50,000	55,563
DTE Energy Co.:
1.50%, 10/1/2019	20,000	19,683
Series B, 3.30%, 6/15/2022	20,000	20,295
Duke Energy Corp. 2.10%, 6/15/2018	25,000	25,007
Edison International 2.40%, 9/15/2022	15,000	14,675
EDP Finance B.V. 4.13%, 1/15/2020 (a)	50,000	51,526
Emera, Inc. Series 16-A, 3 Month USD LIBOR + 5.440% 6.75%, 6/15/2076 (b)	50,000	56,250
Enel Finance International NV:
6.00%, 10/7/2039 (a)	50,000	62,212
6.80%, 9/15/2037 (a)	50,000	66,864
Exelon Corp.:
3.50%, 6/1/2022	50,000	50,955
4.45%, 4/15/2046	25,000	27,168
Exelon Generation Co. LLC 5.60%, 6/15/2042	50,000	54,823
FirstEnergy Corp. Series B, 4.25%, 3/15/2023	25,000	26,340
FirstEnergy Transmission LLC 5.45%, 7/15/2044 (a)	25,000	29,696
Great Plains Energy, Inc.:
4.85%, 6/1/2021	6,000	6,355
5.29%, 6/15/2022 (c)	25,000	27,178
Kansas City Power & Light Co.:
3.15%, 3/15/2023	25,000	25,114
4.20%, 6/15/2047	15,000	15,881
6.38%, 3/1/2018	75,000	75,536
LG&E & KU Energy LLC 4.38%, 10/1/2021	25,000	26,420
NextEra Energy Capital Holdings, Inc. 2.30%, 4/1/2019	100,000	99,946
NextEra Energy Operating Partners L.P.:
4.25%, 9/15/2024 (a)	24,000	24,391
4.50%, 9/15/2027 (a)	38,000	38,000
NRG Yield Operating LLC 5.38%, 8/15/2024	50,000	51,688
NV Energy, Inc. 6.25%, 11/15/2020	25,000	27,456
Pennsylvania Electric Co. 6.15%, 10/1/2038	25,000	31,002
PPL Capital Funding, Inc. 4.20%, 6/15/2022	40,000	42,317
Progress Energy, Inc.:
4.40%, 1/15/2021	22,000	23,061
7.75%, 3/1/2031	105,000	146,964
PSEG Power LLC:
2.45%, 11/15/2018	50,000	50,126
3.00%, 6/15/2021	15,000	15,132
Public Service Co. of New Mexico 3.85%, 8/1/2025	35,000	35,811
Public Service Enterprise Group, Inc. 1.60%, 11/15/2019	20,000	19,671
Puget Energy, Inc. 5.63%, 7/15/2022	25,000	27,611

See accompanying notes to financial statements.

67

SPDR ICE BofAML Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Southern Co. 2.95%, 7/1/2023	$50,000	$50,025
Southern Power Co. 5.25%, 7/15/2043	25,000	28,266
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	20,000	19,262
Tampa Electric Co. 4.20%, 5/15/2045	25,000	25,752
Toledo Edison Co. 6.15%, 5/15/2037	50,000	64,441
TransAlta Corp.:
6.50%, 3/15/2040	6,000	5,955
6.90%, 5/15/2018	40,000	40,620
Xcel Energy, Inc. 2.40%, 3/15/2021	1,000	993

		2,059,606

ELECTRICAL COMPONENTS & EQUIPMENT — 0.0%
Energizer Holdings, Inc. 5.50%, 6/15/2025 (a) (e)	25,000	26,040

ELECTRONICS — 0.8%
Agilent Technologies, Inc. 3.88%, 7/15/2023	85,000	88,037
Arrow Electronics, Inc.:
3.50%, 4/1/2022	25,000	25,335
3.88%, 1/12/2028	50,000	49,850
Avnet, Inc. 4.63%, 4/15/2026	25,000	25,784
Corning, Inc.:
3.70%, 11/15/2023	25,000	25,772
6.63%, 5/15/2019	30,000	31,681
Flex, Ltd. 5.00%, 2/15/2023	100,000	107,056
Fortive Corp. 3.15%, 6/15/2026	20,000	19,866
Ingram Micro, Inc. 5.00%, 8/10/2022	50,000	49,000
Jabil, Inc. 4.70%, 9/15/2022	50,000	52,420
Koninklijke Philips NV 3.75%, 3/15/2022	1,000	1,041

		475,842

ENERGY-ALTERNATE SOURCES — 0.1%
Pattern Energy Group, Inc. 5.88%, 2/1/2024 (a)	50,000	52,500

ENGINEERING & CONSTRUCTION — 0.2%
MasTec, Inc. 4.88%, 3/15/2023	25,000	25,469
Sydney Airport Finance Co. Pty, Ltd. 3.90%, 3/22/2023 (a)	25,000	25,729
Tutor Perini Corp. 6.88%, 5/1/2025 (a)	40,000	43,000

		94,198

ENTERTAINMENT — 0.7%
GLP Capital L.P./GLP Financing II, Inc.:
4.88%, 11/1/2020	50,000	51,812
5.38%, 4/15/2026	100,000	107,250
International Game Technology PLC 6.25%, 2/15/2022 (a)	200,000	216,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp. 5.00%, 8/1/2018 (a)	24,000	24,000

		399,062

ENVIRONMENTAL CONTROL — 0.3%
Clean Harbors, Inc. 5.25%, 8/1/2020	40,000	40,600
Republic Services, Inc.:
3.55%, 6/1/2022	25,000	25,772
3.80%, 5/15/2018	15,000	15,104
5.25%, 11/15/2021	2,000	2,183
Waste Management, Inc.:
3.50%, 5/15/2024	25,000	25,885
4.10%, 3/1/2045	50,000	53,693

		163,237

FOOD — 1.8%
C&S Group Enterprises LLC 5.38%, 7/15/2022 (a) (d)	25,000	23,625
Campbell Soup Co. 4.25%, 4/15/2021	25,000	26,205
Conagra Brands, Inc.:
3.20%, 1/25/2023	33,000	33,341
3.25%, 9/15/2022	20,000	20,258
Darling Ingredients, Inc. 5.38%, 1/15/2022	25,000	25,656
Flowers Foods, Inc. 3.50%, 10/1/2026	70,000	68,652
General Mills, Inc.:
5.40%, 6/15/2040	25,000	29,765
5.65%, 2/15/2019	50,000	51,887
Ingredion, Inc. 3.20%, 10/1/2026	80,000	78,544
JM Smucker Co. 4.25%, 3/15/2035	50,000	53,086
Kellogg Co. 4.50%, 4/1/2046	25,000	26,523
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	5,000	5,029
3.00%, 6/1/2026	55,000	52,925
3.50%, 6/6/2022	25,000	25,581
4.38%, 6/1/2046	30,000	29,717
4.88%, 2/15/2025 (a)	60,000	63,610
6.13%, 8/23/2018	25,000	25,647
Kroger Co.:
2.00%, 1/15/2019	25,000	24,955
2.60%, 2/1/2021	10,000	10,010
3.50%, 2/1/2026	50,000	49,913
3.85%, 8/1/2023	20,000	20,815
4.45%, 2/1/2047	25,000	24,962
5.15%, 8/1/2043	25,000	27,036
Series GMTN, 1.50%, 9/30/2019	40,000	39,434
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026 (a)	65,000	68,088
Sysco Corp.:
3.30%, 7/15/2026	25,000	25,157
4.85%, 10/1/2045	12,000	13,715
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	35,000	36,400
Tyson Foods, Inc.:
2.65%, 8/15/2019	50,000	50,241
4.55%, 6/2/2047	35,000	38,119

		1,068,896

FOREST PRODUCTS & PAPER — 0.4%
Clearwater Paper Corp. 5.38%, 2/1/2025 (a)	25,000	25,125
Domtar Corp. 6.25%, 9/1/2042	25,000	27,427
International Paper Co. 8.70%, 6/15/2038	100,000	151,251

		203,803

GAS — 0.8%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.63%, 5/20/2024	60,000	61,875

See accompanying notes to financial statements.

68

SPDR ICE BofAML Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 5/20/2027	$100,000	$100,875
5.88%, 8/20/2026	60,000	61,762
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	50,000	52,294
National Fuel Gas Co.:
3.95%, 9/15/2027	30,000	29,881
4.90%, 12/1/2021	25,000	26,328
8.75%, 5/1/2019	10,000	10,794
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	100,000	96,778
4.40%, 6/1/2043	25,000	26,593

		467,180

HAND & MACHINE TOOLS — 0.0%
Stanley Black & Decker, Inc. 2.45%, 11/17/2018 (e)	15,000	15,045

HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories:
2.00%, 3/15/2020	3,000	2,975
3.25%, 4/15/2023	13,000	13,182
4.90%, 11/30/2046	100,000	114,650
Becton Dickinson and Co.:
3.13%, 11/8/2021	50,000	50,422
4.67%, 6/6/2047	50,000	54,135
4.88%, 5/15/2044	25,000	26,718
6.00%, 5/15/2039	30,000	35,114
Boston Scientific Corp. 3.38%, 5/15/2022	6,000	6,093
DENTSPLY SIRONA, Inc. 4.13%, 8/15/2021	25,000	25,897
Fresenius US Finance II, Inc. 4.50%, 1/15/2023 (a)	50,000	52,500
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023 (a)	50,000	52,312
Life Technologies Corp. 6.00%, 3/1/2020	25,000	26,757
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/2018	50,000	50,069
3.60%, 8/15/2021	25,000	25,806
5.30%, 2/1/2044	25,000	29,866
Zimmer Biomet Holdings, Inc.:
3.55%, 4/1/2025	16,000	15,989
4.25%, 8/15/2035	24,000	23,657

		606,142

HEALTH CARE SERVICES — 4.0%
Anthem, Inc.:
2.25%, 8/15/2019	14,000	13,974
4.65%, 1/15/2043	50,000	54,826
4.65%, 8/15/2044	25,000	27,456
Centene Corp.:
4.75%, 5/15/2022	60,000	62,475
5.63%, 2/15/2021	50,000	51,438
6.13%, 2/15/2024	147,000	156,555
CHS/Community Health Systems, Inc. 5.13%, 8/1/2021 (d)	50,000	45,000
Fresenius Medical Care US Finance II, Inc.:
4.75%, 10/15/2024 (a)	70,000	74,974
5.63%, 7/31/2019 (a)	25,000	26,127
HCA, Inc.:
5.25%, 6/15/2026	150,000	158,812
5.38%, 2/1/2025	300,000	311,625
5.50%, 6/15/2047	75,000	74,812
5.88%, 5/1/2023	168,000	180,180
5.88%, 2/15/2026	100,000	105,437
6.50%, 2/15/2020	50,000	53,125
7.50%, 2/15/2022	150,000	168,937
Humana, Inc.:
2.63%, 10/1/2019	25,000	25,106
4.80%, 3/15/2047	12,000	13,530
Laboratory Corp. of America Holdings 3.75%, 8/23/2022	50,000	51,855
LifePoint Health, Inc.:
5.38%, 5/1/2024	120,000	118,800
5.50%, 12/1/2021	50,000	51,063
Magellan Health, Inc. 4.40%, 9/22/2024	100,000	100,651
MEDNAX, Inc. 5.25%, 12/1/2023 (a)	60,000	61,050
Quest Diagnostics, Inc. 4.70%, 4/1/2021	25,000	26,433
Tenet Healthcare Corp.:
4.38%, 10/1/2021	50,000	50,000
4.63%, 7/15/2024 (a)	50,000	48,750
4.75%, 6/1/2020	25,000	25,531
6.00%, 10/1/2020	125,000	131,875
Universal Health Services, Inc.:
3.75%, 8/1/2019 (a)	25,000	25,406
5.00%, 6/1/2026 (a)	50,000	51,563

		2,347,366

HOLDING COMPANIES-DIVERS — 0.1%
HRG Group, Inc. 7.88%, 7/15/2019	50,000	50,000
Leucadia National Corp. 6.63%, 10/23/2043	25,000	27,931

		77,931

HOME BUILDERS — 1.7%
CalAtlantic Group, Inc. 5.38%, 10/1/2022	50,000	53,625
DR Horton, Inc.:
3.75%, 3/1/2019	50,000	50,746
4.75%, 2/15/2023	50,000	53,406
Lennar Corp.:
2.95%, 11/29/2020 (a)	50,000	49,625
4.13%, 1/15/2022	100,000	101,900
4.50%, 11/15/2019	90,000	91,958
4.50%, 4/30/2024	40,000	41,000
4.75%, 11/15/2022	10,000	10,450
M/I Homes, Inc. 6.75%, 1/15/2021	36,000	37,260
Mattamy Group Corp. 6.50%, 10/1/2025 (a)	100,000	104,750
MDC Holdings, Inc. 5.50%, 1/15/2024	25,000	26,375
PulteGroup, Inc.:
4.25%, 3/1/2021	107,143	110,290
6.38%, 5/15/2033	50,000	56,000
Toll Brothers Finance Corp.:
5.63%, 1/15/2024	50,000	54,875
6.75%, 11/1/2019	50,000	53,750
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.88%, 6/15/2024	60,000	64,050

		960,060

HOME FURNISHINGS — 0.2%
Tempur Sealy International, Inc. 5.50%, 6/15/2026	64,000	65,517

See accompanying notes to financial statements.

69

SPDR ICE BofAML Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Whirlpool Corp.:
2.40%, 3/1/2019	$30,000	$30,093
4.00%, 3/1/2024	25,000	26,267
Series MTN, 4.85%, 6/15/2021	10,000	10,691

		132,568

HOUSEHOLD PRODUCTS — 0.1%
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	25,000	25,438
Edgewell Personal Care Co. 4.70%, 5/19/2021	50,000	51,500

		76,938

HOUSEHOLD PRODUCTS & WARES — 0.3%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)	50,000	51,375
Clorox Co. 3.50%, 12/15/2024	25,000	25,783
Spectrum Brands, Inc. 6.13%, 12/15/2024	100,000	105,875

		183,033

HOUSEWARES — 0.2%
Newell Brands, Inc.:
2.88%, 12/1/2019	25,000	25,201
3.85%, 4/1/2023	10,000	10,348
4.00%, 6/15/2022	25,000	25,884
4.00%, 12/1/2024	50,000	51,922

		113,355

INSURANCE — 2.1%
Allied World Assurance Co. Holdings, Ltd. 4.35%, 10/29/2025	25,000	25,304
Allstate Corp. 3 Month USD LIBOR + 2.94% 5.75%, 8/15/2053 (b)	50,000	54,550
American International Group, Inc.:
3.30%, 3/1/2021	30,000	30,583
3.75%, 7/10/2025	15,000	15,465
3.88%, 1/15/2035	45,000	45,170
4.13%, 2/15/2024	50,000	52,830
4.50%, 7/16/2044	50,000	53,855
Aon PLC 4.45%, 5/24/2043	25,000	26,152
AXA SA 8.60%, 12/15/2030	50,000	71,937
CNA Financial Corp.:
3.95%, 5/15/2024	25,000	26,019
4.50%, 3/1/2026	20,000	21,286
Enstar Group, Ltd. 4.50%, 3/10/2022	75,000	76,385
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	25,000	26,791
5.13%, 4/15/2022	65,000	70,933
Kemper Corp. 4.35%, 2/15/2025	70,000	71,260
Liberty Mutual Group, Inc.:
4.95%, 5/1/2022 (a)	75,000	80,928
5.00%, 6/1/2021 (a)	3,000	3,209
Lincoln National Corp. 6.15%, 4/7/2036	50,000	62,024
Markel Corp. 5.35%, 6/1/2021	20,000	21,549
MetLife, Inc. 6.40%, 12/15/2066	50,000	57,515
Nationwide Financial Services, Inc. 5.38%, 3/25/2021 (a)	25,000	26,935
Principal Financial Group, Inc.:
3.10%, 11/15/2026	30,000	29,629
3.30%, 9/15/2022	50,000	50,857
Prudential Financial, Inc. 3 Month USD LIBOR + 3.04% 5.20%, 3/15/2044 (b)	50,000	53,250
Trinity Acquisition PLC 4.63%, 8/15/2023	20,000	21,188
Voya Financial, Inc.:
3.13%, 7/15/2024	100,000	99,100
3 Month USD LIBOR + 3.58%, 5.65%, 5/15/2053 (b)	10,000	10,665
XLIT, Ltd. 5.75%, 10/1/2021	40,000	43,902

		1,229,271

INTERNET — 0.6%
eBay, Inc.:
2.20%, 8/1/2019	45,000	44,887
3.80%, 3/9/2022	50,000	51,904
Expedia, Inc. 5.00%, 2/15/2026	50,000	53,451
Symantec Corp. 5.00%, 4/15/2025 (a)	100,000	104,136
VeriSign, Inc.:
4.63%, 5/1/2023	50,000	51,438
5.25%, 4/1/2025	50,000	54,500

		360,316

INVESTMENT COMPANY SECURITY — 0.1%
FS Investment Corp. 4.00%, 7/15/2019	25,000	25,297
Prospect Capital Corp. 5.88%, 3/15/2023	25,000	25,718

		51,015

IRON/STEEL — 1.0%
ArcelorMittal:
5.13%, 6/1/2020	40,000	41,800
5.75%, 8/5/2020	50,000	52,812
6.00%, 3/1/2021	100,000	107,875
6.75%, 2/25/2022	65,000	72,800
7.50%, 10/15/2039	77,000	98,512
BlueScope Steel Finance, Ltd./BlueScope Steel Finance USA LLC 6.50%, 5/15/2021 (a)	40,000	41,700
Commercial Metals Co. 4.88%, 5/15/2023	50,000	51,375
Steel Dynamics, Inc.:
4.13%, 9/15/2025 (a)	50,000	50,375
5.25%, 4/15/2023	10,000	10,300
United States Steel Corp. 8.38%, 7/1/2021 (a)	25,000	27,138

		554,687

IT SERVICES — 2.6%
Dell International LLC/EMC Corp.:
3.48%, 6/1/2019 (a)	100,000	101,253
4.42%, 6/15/2021 (a)	125,000	130,379
5.45%, 6/15/2023 (a)	135,000	145,886
5.88%, 6/15/2021 (a)	88,000	91,300
6.02%, 6/15/2026 (a)	20,000	22,052
7.13%, 6/15/2024 (a)	50,000	54,595
8.35%, 7/15/2046 (a)	35,000	45,099
EMC Corp. 2.65%, 6/1/2020	200,000	197,250
Hewlett Packard Enterprise Co.:
2.85%, 10/5/2018	94,000	94,453
4.90%, 10/15/2025	20,000	21,115
6.35%, 10/15/2045	50,000	52,933

See accompanying notes to financial statements.

70

SPDR ICE BofAML Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
HP, Inc.:
4.05%, 9/15/2022	$25,000	$26,041
4.30%, 6/1/2021	40,000	41,938
6.00%, 9/15/2041	25,000	26,733
Leidos Holdings, Inc. 4.45%, 12/1/2020	50,000	51,594
NCR Corp.:
5.00%, 7/15/2022	50,000	50,750
5.88%, 12/15/2021	6,000	6,158
NetApp, Inc. 3.38%, 6/15/2021	20,000	20,367
Seagate HDD Cayman:
4.75%, 6/1/2023	10,000	10,150
4.75%, 1/1/2025	50,000	49,101
4.88%, 3/1/2024 (a)	50,000	50,278
Western Digital Corp.:
7.38%, 4/1/2023 (a)	50,000	53,875
10.50%, 4/1/2024	150,000	173,625

		1,516,925

LEISURE TIME — 0.3%
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022	50,000	54,800
Sabre GLBL, Inc. 5.25%, 11/15/2023 (a)	100,000	102,250

		157,050

LODGING — 1.1%
Choice Hotels International, Inc. 5.75%, 7/1/2022	125,000	137,031
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024	35,000	35,394
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.13%, 12/1/2024 (a)	4,000	4,370
Hyatt Hotels Corp. 4.85%, 3/15/2026	25,000	27,264
Marriott International, Inc.:
3.38%, 10/15/2020	25,000	25,520
3.75%, 3/15/2025	25,000	25,595
MGM Resorts International:
4.63%, 9/1/2026	150,000	151,875
7.75%, 3/15/2022	150,000	172,312
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	50,000	50,016
5.10%, 10/1/2025	25,000	26,202
5.63%, 3/1/2021	10,000	10,631

		666,210

MACHINERY-DIVERSIFIED — 0.4%
CNH Industrial Capital LLC:
4.38%, 11/6/2020	25,000	25,926
4.88%, 4/1/2021	50,000	52,503
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	70,000	69,825
Roper Technologies, Inc. 2.05%, 10/1/2018	50,000	49,995
Wabtec Corp. 3.45%, 11/15/2026	20,000	19,559
Xylem, Inc. 3.25%, 11/1/2026	30,000	29,842

		247,650

MEDIA — 7.9%
21st Century Fox America, Inc.:
5.40%, 10/1/2043	25,000	30,921
6.20%, 12/15/2034	25,000	32,284
6.40%, 12/15/2035	50,000	66,448
7.25%, 5/18/2018	20,000	20,398
8.25%, 8/10/2018	20,000	20,743
Altice US Finance I Corp. 5.38%, 7/15/2023 (a)	200,000	205,250
AMC Networks, Inc. 5.00%, 4/1/2024	100,000	101,250
CBS Corp.:
3.38%, 3/1/2022	50,000	50,761
3.38%, 2/15/2028 (d)	58,000	55,855
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/2028 (a)	45,000	43,821
5.13%, 2/15/2023	36,000	36,810
5.13%, 5/1/2023 (a)	150,000	153,000
5.50%, 5/1/2026 (a)	75,000	76,875
5.75%, 9/1/2023	100,000	103,000
5.75%, 2/15/2026 (a)	90,000	93,492
5.88%, 4/1/2024 (a)	100,000	104,250
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.20%, 3/15/2028	280,000	277,919
4.91%, 7/23/2025	50,000	53,159
5.38%, 5/1/2047	90,000	92,281
6.38%, 10/23/2035	25,000	29,191
6.83%, 10/23/2055	50,000	60,142
Cox Communications, Inc.:
3.25%, 12/15/2022 (a)	75,000	75,148
4.80%, 2/1/2035 (a)	50,000	50,953
CSC Holdings LLC 6.63%, 10/15/2025 (a)	200,000	216,000
Discovery Communications LLC:
4.90%, 3/11/2026	50,000	53,340
5.00%, 9/20/2037	50,000	51,805
5.20%, 9/20/2047	50,000	52,186
DISH DBS Corp.:
4.25%, 4/1/2018	150,000	150,562
5.13%, 5/1/2020	75,000	76,594
5.88%, 7/15/2022	50,000	50,250
5.88%, 11/15/2024	100,000	97,250
6.75%, 6/1/2021	100,000	105,250
7.75%, 7/1/2026	29,000	30,595
7.88%, 9/1/2019	100,000	107,000
Historic TW, Inc. 6.63%, 5/15/2029	25,000	31,538
Liberty Interactive LLC 8.25%, 2/1/2030	25,000	27,125
Sirius XM Radio, Inc.:
5.00%, 8/1/2027 (a)	190,000	190,119
6.00%, 7/15/2024 (a)	25,000	26,438
TEGNA, Inc.:
5.13%, 10/15/2019	27,000	27,338
5.13%, 7/15/2020	50,000	51,187
Thomson Reuters Corp. 4.30%, 11/23/2023	25,000	26,387
Time Warner Cable LLC:
4.00%, 9/1/2021	75,000	77,245
5.88%, 11/15/2040	50,000	54,250
6.75%, 7/1/2018	75,000	76,662
6.75%, 6/15/2039	25,000	29,997

See accompanying notes to financial statements.

71

SPDR ICE BofAML Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Time Warner, Inc.:
4.65%, 6/1/2044	$25,000	$25,423
4.88%, 3/15/2020	50,000	52,613
6.25%, 3/29/2041	35,000	43,224
7.63%, 4/15/2031	50,000	69,202
UPC Holding B.V. 5.50%, 1/15/2028 (a)	200,000	193,250
Viacom, Inc.:
3.45%, 10/4/2026	25,000	23,906
4.38%, 3/15/2043	20,000	17,314
5.25%, 4/1/2044	50,000	48,848
6.88%, 4/30/2036	25,000	28,366
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (b) (d)	50,000	48,937
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (b)	25,000	24,663
Videotron, Ltd.:
5.00%, 7/15/2022	100,000	105,500
5.38%, 6/15/2024 (a)	100,000	107,500
Virgin Media Secured Finance PLC 5.25%, 1/15/2026 (a)	200,000	202,750
Ziggo Secured Finance B.V. 5.50%, 1/15/2027 (a)	150,000	148,875

		4,583,440

MINING — 2.5%
Anglo American Capital PLC:
3.75%, 4/10/2022 (a)	50,000	50,808
4.13%, 9/27/2022 (a)	25,000	25,824
Barrick Gold Corp. 5.25%, 4/1/2042	50,000	57,645
Barrick North America Finance LLC:
4.40%, 5/30/2021	20,000	21,170
5.75%, 5/1/2043	50,000	62,789
BHP Billiton Finance USA, Ltd. USD 5 year swap rate + 4.971% 6.25%, 10/19/2075 (a) (b) (d)	50,000	54,125
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)	30,000	29,662
FMG Resources August 2006 Pty, Ltd. 9.75%, 3/1/2022 (a)	100,000	110,437
Freeport-McMoRan, Inc.:
2.38%, 3/15/2018	50,000	49,937
3.10%, 3/15/2020	100,000	99,380
3.55%, 3/1/2022	100,000	98,880
5.45%, 3/15/2043	75,000	74,722
6.88%, 2/15/2023	50,000	54,500
Glencore Finance Canada, Ltd.:
4.25%, 10/25/2022 (a)	25,000	26,195
4.95%, 11/15/2021 (a)	75,000	80,027
Glencore Funding LLC 4.13%, 5/30/2023 (a)	25,000	25,863
Goldcorp, Inc.:
3.63%, 6/9/2021	50,000	51,099
3.70%, 3/15/2023	25,000	25,610
Kinross Gold Corp. 5.13%, 9/1/2021	40,000	41,700
Newmont Mining Corp.:
3.50%, 3/15/2022	33,000	33,689
4.88%, 3/15/2042	25,000	27,743
6.25%, 10/1/2039	45,000	57,543
Teck Resources, Ltd.:
4.75%, 1/15/2022	2,000	2,078
6.25%, 7/15/2041	100,000	114,250
8.50%, 6/1/2024 (a)	50,000	56,406
Yamana Gold, Inc. 4.63%, 12/15/2027 (a)	100,000	100,521

		1,432,603

MISCELLANEOUS MANUFACTURER — 0.5%
Amsted Industries, Inc. 5.38%, 9/15/2024 (a)	50,000	52,000
Crane Co. 2.75%, 12/15/2018	25,000	25,112
Eaton Corp. 2.75%, 11/2/2022	65,000	65,190
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	10,000	10,290
Pentair Finance Sarl 2.65%, 12/1/2019	62,000	61,732
Textron, Inc.:
3.38%, 3/1/2028	50,000	49,720
4.00%, 3/15/2026	25,000	26,077

		290,121

OFFICE & BUSINESS EQUIPMENT — 0.6%
CDW LLC/CDW Finance Corp. 5.00%, 9/1/2023	100,000	103,250
Pitney Bowes, Inc.:
3.63%, 10/1/2021	65,000	60,450
4.13%, 5/15/2022	50,000	45,937
Xerox Corp.:
3.63%, 3/15/2023	50,000	48,891
4.50%, 5/15/2021	50,000	52,243
4.80%, 3/1/2035	30,000	28,392
6.35%, 5/15/2018	9,000	9,131

		348,294

OIL & GAS — 5.2%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021	50,000	52,802
5.55%, 3/15/2026 (d)	50,000	56,099
Andeavor 4.75%, 12/15/2023 (a)	50,000	53,710
Antero Resources Corp.:
5.00%, 3/1/2025	25,000	25,470
5.38%, 11/1/2021	100,000	102,500
Apache Corp. 3.25%, 4/15/2022	75,000	75,567
Canadian Natural Resources, Ltd. 6.25%, 3/15/2038	50,000	62,440
Cenovus Energy, Inc.:
4.25%, 4/15/2027 (d)	25,000	24,940
5.70%, 10/15/2019	50,000	52,531
6.75%, 11/15/2039	50,000	59,953
Cimarex Energy Co. 4.38%, 6/1/2024	25,000	26,529
Concho Resources, Inc. 4.88%, 10/1/2047	50,000	54,371
Continental Resources, Inc.:
3.80%, 6/1/2024	100,000	98,875
4.50%, 4/15/2023	50,000	50,969
5.00%, 9/15/2022	50,000	50,750
Devon Energy Corp.:
3.25%, 5/15/2022 (d)	50,000	50,860
5.00%, 6/15/2045	25,000	27,889
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025	25,000	26,219

See accompanying notes to financial statements.

72

SPDR ICE BofAML Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Encana Corp.:
6.50%, 5/15/2019	$50,000	$52,531
6.50%, 8/15/2034	25,000	30,893
6.50%, 2/1/2038	25,000	31,484
EOG Resources, Inc.:
2.63%, 3/15/2023	40,000	39,541
4.15%, 1/15/2026	10,000	10,643
EQT Corp. 3.00%, 10/1/2022	70,000	69,254
Hess Corp.:
4.30%, 4/1/2027	50,000	50,122
5.60%, 2/15/2041	4,000	4,313
5.80%, 4/1/2047	50,000	55,640
7.13%, 3/15/2033	25,000	30,160
Hilcorp Energy I L.P./Hilcorp Finance Co. 5.00%, 12/1/2024 (a)	50,000	49,625
HollyFrontier Corp. 5.88%, 4/1/2026	50,000	55,632
Husky Energy, Inc. 3.95%, 4/15/2022	50,000	51,731
Marathon Oil Corp. 4.40%, 7/15/2027	50,000	52,253
Marathon Petroleum Corp.:
5.13%, 3/1/2021	65,000	69,760
5.85%, 12/15/2045	15,000	17,278
6.50%, 3/1/2041	25,000	31,334
MEG Energy Corp. 6.50%, 1/15/2025 (a) (d)	50,000	49,375
Murphy Oil Corp. 5.88%, 12/1/2042	5,000	4,885
Murphy Oil USA, Inc. 6.00%, 8/15/2023	25,000	25,969
Nabors Industries, Inc.:
4.63%, 9/15/2021	50,000	47,625
5.00%, 9/15/2020	50,000	49,875
5.50%, 1/15/2023 (d)	25,000	24,250
6.15%, 2/15/2018	35,000	35,044
9.25%, 1/15/2019	50,000	53,000
Newfield Exploration Co. 5.63%, 7/1/2024	100,000	107,500
Noble Energy, Inc.:
4.15%, 12/15/2021	25,000	26,050
6.00%, 3/1/2041	25,000	29,567
Noble Holding International, Ltd. 3.95%, 3/15/2022	25,000	21,250
PBF Holding Co. LLC / PBF Finance Corp. 7.00%, 11/15/2023	60,000	62,550
PDC Energy, Inc. 5.75%, 5/15/2026 (a)	100,000	102,250
Phillips 66:
4.30%, 4/1/2022	25,000	26,571
4.88%, 11/15/2044	25,000	28,635
Pioneer Natural Resources Co. 3.95%, 7/15/2022	40,000	41,692
Pride International LLC 6.88%, 8/15/2020 (d)	25,000	26,094
QEP Resources, Inc. 5.25%, 5/1/2023	25,000	25,260
Range Resources Corp.:
5.00%, 8/15/2022	100,000	99,500
5.75%, 6/1/2021	50,000	51,875
Southwestern Energy Co.:
4.10%, 3/15/2022	50,000	49,283
7.75%, 10/1/2027 (d)	100,000	106,500
Transocean, Inc. 9.00%, 7/15/2023 (a)	50,000	54,125
Ultra Resources, Inc.:
6.88%, 4/15/2022 (a)	50,000	50,125
7.13%, 4/15/2025 (a)	65,000	65,000
Valero Energy Corp.:
3.40%, 9/15/2026	20,000	20,081
6.63%, 6/15/2037	50,000	65,896
Woodside Finance, Ltd. 3.65%, 3/5/2025 (a)	15,000	15,091

		3,019,586

OIL & GAS SERVICES — 0.4%
Halliburton Co. 3.80%, 11/15/2025	100,000	103,926
National Oilwell Varco, Inc. 2.60%, 12/1/2022	25,000	24,414
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	45,000	49,275
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	45,000	47,194

		224,809

PACKAGING & CONTAINERS — 0.6%
Ball Corp.:
4.38%, 12/15/2020	60,000	62,025
5.00%, 3/15/2022	25,000	26,688
Graphic Packaging International, Inc. 4.88%, 11/15/2022	50,000	53,625
Packaging Corp. of America 4.50%, 11/1/2023	25,000	26,894
Sealed Air Corp. 6.50%, 12/1/2020 (a)	66,000	72,356
Silgan Holdings, Inc. 5.50%, 2/1/2022	25,000	25,594
Sonoco Products Co. 4.38%, 11/1/2021	15,000	15,723
WestRock RKT Co. 4.90%, 3/1/2022	50,000	53,919

		336,824

PHARMACEUTICALS — 2.1%
AbbVie, Inc.:
2.90%, 11/6/2022	100,000	100,291
3.20%, 11/6/2022	15,000	15,232
3.60%, 5/14/2025	100,000	102,808
4.70%, 5/14/2045	25,000	28,032
Actavis, Inc. 3.25%, 10/1/2022	50,000	50,154
Allergan Funding SCS:
3.80%, 3/15/2025	50,000	50,902
4.55%, 3/15/2035	50,000	52,908
AstraZeneca PLC:
2.38%, 11/16/2020	50,000	49,924
4.38%, 11/16/2045	15,000	16,318
Cardinal Health, Inc.:
1.95%, 6/15/2018	15,000	14,992
4.37%, 6/15/2047	50,000	49,692
Express Scripts Holding Co.:
4.50%, 2/25/2026	50,000	53,060
4.80%, 7/15/2046	50,000	53,189
McKesson Corp. 4.75%, 3/1/2021	65,000	68,889
Mylan NV 5.25%, 6/15/2046	50,000	54,786
Mylan, Inc. 2.60%, 6/24/2018	25,000	25,042
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	20,000	19,819
2.40%, 9/23/2021	45,000	44,271

See accompanying notes to financial statements.

73

SPDR ICE BofAML Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Valeant Pharmaceuticals International, Inc.:
5.50%, 11/1/2025 (a)	$34,000	$34,680
6.50%, 3/15/2022 (a)	150,000	157,875
7.00%, 3/15/2024 (a)	125,000	134,375
Zoetis, Inc. 4.50%, 11/13/2025	50,000	54,494

		1,231,733

PIPELINES — 8.0%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:
3.50%, 12/1/2022	50,000	49,656
4.25%, 12/1/2027	35,000	35,300
5.20%, 12/1/2047	25,000	26,074
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.38%, 9/15/2024	25,000	25,750
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	25,000	24,889
5.95%, 6/1/2026	50,000	55,773
Buckeye Partners L.P.:
2.65%, 11/15/2018	25,000	25,072
3.95%, 12/1/2026	35,000	34,402
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	195,000	211,331
Cheniere Energy Partners L.P. 5.25%, 10/1/2025 (a)	133,000	135,494
Columbia Pipeline Group, Inc. 2.45%, 6/1/2018	20,000	20,012
DCP Midstream Operating L.P.:
2.70%, 4/1/2019	25,000	24,844
4.75%, 9/30/2021 (a)	50,000	51,750
4.95%, 4/1/2022	75,000	77,906
5.35%, 3/15/2020 (a)	125,000	130,313
Enable Midstream Partners L.P.:
2.40%, 5/15/2019	25,000	24,857
5.00%, 5/15/2044	6,000	5,893
Enbridge, Inc.:
3.50%, 6/10/2024	50,000	50,559
3.70%, 7/15/2027	50,000	50,211
Series 16-A, 3 Month USD LIBOR + 3.890%, 6.00%, 1/15/2077 (b)	50,000	52,000
Energy Transfer Equity L.P.:
4.25%, 3/15/2023	49,000	48,510
5.88%, 1/15/2024	50,000	52,563
7.50%, 10/15/2020	100,000	110,125
Energy Transfer L.P.:
4.15%, 10/1/2020	50,000	51,632
6.50%, 2/1/2042	50,000	56,616
6.63%, 10/15/2036	1,000	1,152
EnLink Midstream Partners L.P.:
5.45%, 6/1/2047	100,000	105,669
5.60%, 4/1/2044	12,000	12,599
Enterprise Products Operating LLC:
2.55%, 10/15/2019	2,000	2,006
3.35%, 3/15/2023	150,000	152,956
4.85%, 3/15/2044	50,000	54,427
4.90%, 5/15/2046	30,000	33,054
4.95%, 10/15/2054	13,000	14,223
EQT Midstream Partners L.P. 4.13%, 12/1/2026	65,000	64,728
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	15,000	15,257
4.15%, 2/1/2024	27,000	28,002
5.00%, 3/1/2043	25,000	25,376
5.95%, 2/15/2018	25,000	25,116
6.50%, 9/1/2039	50,000	59,010
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	50,000	50,088
Kinder Morgan, Inc.:
3.05%, 12/1/2019	25,000	25,219
5.00%, 2/15/2021 (a)	4,000	4,244
Series GMTN, 7.75%, 1/15/2032	55,000	71,024
Magellan Midstream Partners L.P. 5.00%, 3/1/2026	50,000	55,540
MPLX L.P. 5.50%, 2/15/2023	100,000	102,908
NGPL PipeCo LLC 4.88%, 8/15/2027 (a)	50,000	51,813
NuStar Logistics L.P.:
4.80%, 9/1/2020	50,000	50,656
5.63%, 4/28/2027	80,000	81,400
ONEOK Partners L.P.:
3.20%, 9/15/2018	30,000	30,175
3.38%, 10/1/2022	31,000	31,217
ONEOK, Inc. 7.50%, 9/1/2023	50,000	59,642
Phillips 66 Partners L.P.:
4.90%, 10/1/2046	25,000	26,449
3.75%, 3/1/2028	50,000	50,023
Plains All American Pipeline L.P./PAA Finance Corp.:
3.65%, 6/1/2022	25,000	25,146
3.85%, 10/15/2023	6,000	5,972
4.50%, 12/15/2026	25,000	25,343
5.15%, 6/1/2042	55,000	53,554
5.75%, 1/15/2020	55,000	58,005
Questar Pipeline LLC 5.83%, 2/1/2018	25,000	25,071
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a)	50,000	52,375
6.85%, 7/15/2018 (a)	50,000	51,000
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	125,000	133,793
5.63%, 4/15/2023	100,000	109,301
5.63%, 3/1/2025	50,000	55,209
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	150,000	203,361
Spectra Energy Capital LLC 3.30%, 3/15/2023	50,000	49,888
Spectra Energy Partners L.P. 3.38%, 10/15/2026	40,000	39,530
Sunoco Logistics Partners Operations L.P.:
5.40%, 10/1/2047	120,000	120,810
5.95%, 12/1/2025	25,000	27,916
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 5.25%, 5/1/2023	50,000	51,125

See accompanying notes to financial statements.

74

SPDR ICE BofAML Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019	$50,000	$50,375
5.00%, 1/15/2028 (a) (d)	150,000	149,625
Tennessee Gas Pipeline Co. LLC 7.00%, 3/15/2027	50,000	59,497
Transcontinental Gas Pipe Line Co. LLC:
6.05%, 6/15/2018	20,000	20,322
7.85%, 2/1/2026	50,000	63,908
Valero Energy Partners L.P. 4.38%, 12/15/2026	45,000	47,034
Western Gas Partners L.P.:
4.00%, 7/1/2022	50,000	51,009
4.65%, 7/1/2026	25,000	25,988
Williams Cos., Inc.:
4.55%, 6/24/2024	50,000	51,875
7.88%, 9/1/2021	50,000	58,000
8.75%, 3/15/2032	50,000	66,000
Williams Partners L.P.:
4.00%, 9/15/2025	20,000	20,464
4.30%, 3/4/2024	45,000	47,131
4.90%, 1/15/2045	25,000	26,522
Williams Partners L.P./ACMP Finance Corp. 4.88%, 3/15/2024	85,000	88,825

		4,629,479

REAL ESTATE — 0.1%
CBRE Services, Inc. 5.00%, 3/15/2023	50,000	51,562

REAL ESTATE INVESTMENT TRUSTS — 4.5%
Alexandria Real Estate Equities, Inc. 3.90%, 6/15/2023	25,000	25,837
American Tower Corp.:
3.13%, 1/15/2027	50,000	48,137
3.50%, 1/31/2023	25,000	25,562
4.40%, 2/15/2026	50,000	52,579
Boston Properties L.P.:
3.85%, 2/1/2023	50,000	52,089
5.88%, 10/15/2019	32,000	33,732
Brandywine Operating Partnership L.P. 4.55%, 10/1/2029	25,000	25,559
Brixmor Operating Partnership L.P. 4.13%, 6/15/2026	60,000	60,516
CBL & Associates L.P.:
4.60%, 10/15/2024	25,000	22,284
5.95%, 12/15/2026 (d)	40,000	37,211
Corporate Office Properties L.P. 5.25%, 2/15/2024	25,000	26,970
Crown Castle International Corp.:
3.70%, 6/15/2026	35,000	34,976
4.88%, 4/15/2022	25,000	26,809
CubeSmart L.P. 3.13%, 9/1/2026	20,000	19,066
DDR Corp. 3.90%, 8/15/2024	50,000	50,371
Digital Realty Trust L.P. 5.25%, 3/15/2021	25,000	26,821
Duke Realty L.P. 3.63%, 4/15/2023	10,000	10,244
EPR Properties:
4.50%, 6/1/2027	50,000	50,284
5.75%, 8/15/2022	25,000	27,262
Equinix, Inc.:
5.38%, 4/1/2023	50,000	51,700
5.88%, 1/15/2026	65,000	69,794
Essex Portfolio L.P. 5.20%, 3/15/2021	50,000	53,542
Government Properties Income Trust 4.00%, 7/15/2022	50,000	50,302
HCP, Inc.:
3.88%, 8/15/2024	50,000	51,177
4.00%, 6/1/2025	50,000	51,468
Hospitality Properties Trust:
3.95%, 1/15/2028	60,000	58,204
4.50%, 6/15/2023	50,000	52,281
4.95%, 2/15/2027	20,000	21,092
Host Hotels & Resorts L.P. Series F, 4.50%, 2/1/2026	50,000	52,347
Hudson Pacific Properties L.P. 3.95%, 11/1/2027	50,000	49,745
Iron Mountain, Inc.:
5.25%, 3/15/2028 (a)	87,000	86,678
6.00%, 8/15/2023	50,000	52,250
iStar, Inc.:
4.63%, 9/15/2020	20,000	20,275
6.00%, 4/1/2022	100,000	103,500
Kimco Realty Corp.:
3.20%, 5/1/2021	25,000	25,416
3.30%, 2/1/2025	105,000	104,181
Mack-Cali Realty L.P. 3.15%, 5/15/2023	79,000	73,474
Mid-America Apartments L.P. 3.60%, 6/1/2027	25,000	25,043
MPT Operating Partnership L.P./MPT Finance Corp. 5.00%, 10/15/2027	75,000	76,547
Omega Healthcare Investors, Inc.:
4.38%, 8/1/2023	25,000	25,325
4.50%, 4/1/2027	40,000	39,139
Realty Income Corp.:
3.88%, 7/15/2024	25,000	25,794
4.65%, 3/15/2047	50,000	54,850
Regency Centers L.P. 3.75%, 6/15/2024	25,000	25,484
Select Income REIT 4.50%, 2/1/2025	75,000	75,641
Senior Housing Properties Trust 4.75%, 5/1/2024	10,000	10,434
Starwood Property Trust, Inc. 5.00%, 12/15/2021	55,000	57,269
Tanger Properties L.P. 3.88%, 12/1/2023	20,000	20,386
UDR, Inc. Series MTN, 2.95%, 9/1/2026	80,000	76,886
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC 6.00%, 4/15/2023 (a)	13,000	12,675
Ventas Realty L.P. 4.13%, 1/15/2026	10,000	10,437
Ventas Realty L.P. / Ventas Capital Corp.:
2.70%, 4/1/2020	53,000	53,235
3.25%, 8/15/2022	25,000	25,298
VEREIT Operating Partnership L.P.:
3.00%, 2/6/2019	50,000	50,198
3.95%, 8/15/2027	40,000	39,543
4.88%, 6/1/2026	38,000	40,231
Washington Real Estate Investment Trust 4.95%, 10/1/2020	20,000	20,885

See accompanying notes to financial statements.

75

SPDR ICE BofAML Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
WEA Finance LLC / Westfield UK & Europe Finance PLC 3.75%, 9/17/2024 (a)	$25,000	$25,785
Weingarten Realty Investors 3.25%, 8/15/2026	20,000	19,196
Welltower, Inc.:
4.13%, 4/1/2019	57,000	58,016
4.25%, 4/1/2026	50,000	52,344
Weyerhaeuser Co. 7.38%, 10/1/2019	25,000	27,093

		2,631,469

RETAIL — 3.7%
AutoNation, Inc. 4.50%, 10/1/2025	20,000	20,931
AutoZone, Inc.:
3.13%, 4/21/2026	25,000	24,350
7.13%, 8/1/2018	30,000	30,861
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034 (d)	25,000	22,594
Brinker International, Inc. 2.60%, 5/15/2018	25,000	25,000
CVS Health Corp.:
2.75%, 12/1/2022	2,000	1,970
3.88%, 7/20/2025	50,000	51,493
5.00%, 12/1/2024	25,000	27,194
5.13%, 7/20/2045	52,000	59,597
Dollar General Corp. 1.88%, 4/15/2018	20,000	19,988
Dollar Tree, Inc. 5.75%, 3/1/2023	150,000	156,937
GameStop Corp. 5.50%, 10/1/2019 (a)	25,000	25,344
Gap, Inc. 5.95%, 4/12/2021	26,000	28,065
Group 1 Automotive, Inc. 5.00%, 6/1/2022	25,000	25,750
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
5.00%, 6/1/2024 (a)	75,000	77,625
5.25%, 6/1/2026 (a)	100,000	105,313
Kohl’s Corp. 4.75%, 12/15/2023	25,000	26,343
L Brands, Inc.:
6.75%, 7/1/2036	160,000	159,200
6.88%, 11/1/2035	172,000	173,559
Macy’s Retail Holdings, Inc.:
3.45%, 1/15/2021	20,000	20,116
3.88%, 1/15/2022	100,000	100,632
6.38%, 3/15/2037	14,000	14,277
6.65%, 7/15/2024	20,000	21,927
McDonald’s Corp.:
Series MTN, 3.63%, 5/20/2021	10,000	10,375
Series MTN, 3.70%, 1/30/2026	50,000	52,119
Series MTN, 4.70%, 12/9/2035	125,000	141,984
Series MTN, 4.88%, 12/9/2045	25,000	28,961
Nordstrom, Inc. 4.00%, 3/15/2027	16,000	15,940
O’Reilly Automotive, Inc. 3.55%, 3/15/2026	60,000	60,618
PVH Corp. 4.50%, 12/15/2022	25,000	25,563
QVC, Inc.:
4.38%, 3/15/2023	75,000	76,908
4.45%, 2/15/2025	25,000	25,502
4.85%, 4/1/2024	50,000	52,542
5.13%, 7/2/2022	120,000	126,915
Reliance Intermediate Holdings L.P. 6.50%, 4/1/2023 (a)	25,000	26,438
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025 (d)	25,000	24,851
Tapestry, Inc. 4.13%, 7/15/2027	100,000	100,761
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/2024	75,000	76,594
4.65%, 6/1/2046	50,000	52,672

		2,117,809

SEMICONDUCTORS — 1.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.50%, 1/15/2028 (a)	150,000	142,996
Entegris, Inc. 4.63%, 2/10/2026 (a)	25,000	25,375
KLA-Tencor Corp.:
4.65%, 11/1/2024	50,000	54,235
5.65%, 11/1/2034	25,000	28,887
NVIDIA Corp. 3.20%, 9/16/2026	50,000	50,151
NXP B.V./NXP Funding LLC 4.63%, 6/1/2023 (a)	200,000	209,250
Qorvo, Inc.:
6.75%, 12/1/2023	50,000	53,875
7.00%, 12/1/2025	40,000	44,600
Sensata Technologies B.V. 4.88%, 10/15/2023 (a)	50,000	52,188

		661,557

SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
3.48%, 12/1/2027 (a)	35,000	34,913
5.00%, 11/15/2025 (a)	30,000	32,277

		67,190

SOFTWARE — 1.3%
Activision Blizzard, Inc.:
3.40%, 9/15/2026	10,000	10,121
6.13%, 9/15/2023 (a)	55,000	58,448
CA, Inc. 4.70%, 3/15/2027	50,000	52,309
CDK Global, Inc. 5.00%, 10/15/2024	100,000	103,500
Fidelity National Information Services, Inc.:
3.50%, 4/15/2023	14,000	14,312
4.50%, 8/15/2046	75,000	78,178
First Data Corp.:
5.00%, 1/15/2024 (a)	50,000	51,500
5.38%, 8/15/2023 (a)	72,000	74,790
Fiserv, Inc.:
2.70%, 6/1/2020	17,000	17,106
3.50%, 10/1/2022	25,000	25,731
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.00%, 7/15/2025 (a)	50,000	52,625
MSCI, Inc. 5.25%, 11/15/2024 (a)	50,000	52,875
Nuance Communications, Inc. 5.63%, 12/15/2026	40,000	41,752
Open Text Corp. 5.88%, 6/1/2026 (a)	73,000	78,475
PTC, Inc. 6.00%, 5/15/2024	15,000	15,900

		727,622

TELECOMMUNICATIONS — 8.6%
Anixter, Inc. 5.13%, 10/1/2021	100,000	105,250

See accompanying notes to financial statements.

76

SPDR ICE BofAML Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
AT&T, Inc.:
1.75%, 1/15/2018	$247,000	$246,930
3.20%, 3/1/2022	125,000	126,349
3.40%, 5/15/2025	150,000	147,473
3.90%, 3/11/2024	100,000	102,629
4.13%, 2/17/2026	100,000	102,286
4.30%, 2/15/2030 (a)	52,000	51,855
4.75%, 5/15/2046	100,000	97,805
5.15%, 3/15/2042	50,000	51,878
5.55%, 8/15/2041	50,000	54,340
6.00%, 8/15/2040	142,000	160,700
British Telecommunications PLC 9.13%, 12/15/2030	50,000	74,703
CenturyLink, Inc.:
Series T, 5.80%, 3/15/2022	50,000	48,895
Series U, 7.65%, 3/15/2042	100,000	88,125
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	100,000	100,500
CommScope, Inc. 5.00%, 6/15/2021 (a)	5,000	5,088
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	75,000	110,969
Embarq Corp. 8.00%, 6/1/2036	65,000	63,213
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	50,000	50,813
6.50%, 6/15/2019	50,000	52,250
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	50,000	50,000
Koninklijke KPN NV USD 10 year swap rate + 5.33% 7.00%, 3/28/2073 (a) (b)	50,000	56,515
Level 3 Financing, Inc.:
5.25%, 3/15/2026	50,000	49,015
5.38%, 8/15/2022	125,000	126,600
5.63%, 2/1/2023	12,000	12,154
Motorola Solutions, Inc.:
3.75%, 5/15/2022	6,000	6,163
4.00%, 9/1/2024	50,000	51,283
Nokia Oyj 5.38%, 5/15/2019	149,000	153,842
Orange SA 9.00%, 3/1/2031	50,000	75,015
Qualitytech LP/QTS Finance Corp. 4.75%, 11/15/2025 (a)	50,000	50,500
Qwest Corp. 7.13%, 11/15/2043	50,000	46,310
Rogers Communications, Inc.:
2.90%, 11/15/2026	20,000	19,378
6.80%, 8/15/2018	50,000	51,469
SoftBank Group Corp. 4.50%, 4/15/2020 (a)	100,000	102,130
Sprint Communications, Inc.:
7.00%, 3/1/2020 (a)	100,000	106,750
9.00%, 11/15/2018 (a)	37,000	38,943
Telecom Italia Capital SA:
6.00%, 9/30/2034	50,000	55,781
6.38%, 11/15/2033	100,000	116,250
7.20%, 7/18/2036	100,000	124,437
Telecom Italia SpA/Milano 5.30%, 5/30/2024 (a)	100,000	107,000
Telefonica Emisiones SAU:
5.13%, 4/27/2020	100,000	105,861
7.05%, 6/20/2036	50,000	67,081
T-Mobile USA, Inc.:
6.00%, 3/1/2023	31,000	32,420
6.38%, 3/1/2025	100,000	106,880
6.50%, 1/15/2024	50,000	52,940
6.50%, 1/15/2026	135,000	147,325
6.63%, 4/1/2023	87,000	90,263
6.84%, 4/28/2023	100,000	104,750
Verizon Communications, Inc.:
2.95%, 3/15/2022	103,000	103,627
4.13%, 8/15/2046	6,000	5,543
4.27%, 1/15/2036	120,000	119,376
4.52%, 9/15/2048	50,000	49,232
4.67%, 3/15/2055	91,000	87,855
4.86%, 8/21/2046	100,000	104,162
5.01%, 4/15/2049	13,000	13,634
5.01%, 8/21/2054	125,000	127,999
5.15%, 9/15/2023	100,000	111,264
Vodafone Group PLC:
2.50%, 9/26/2022	5,000	4,961
2.95%, 2/19/2023	100,000	100,410
Wind Tre SpA 5.00%, 1/20/2026 (a)	200,000	191,500

		4,968,669

TEXTILES — 0.0%
Cintas Corp. No. 2 6.15%, 8/15/2036 (e)	2,000	2,547

TOYS/GAMES/HOBBIES — 0.3%
Mattel, Inc.:
2.35%, 5/6/2019	100,000	98,740
3.15%, 3/15/2023	10,000	8,610
4.35%, 10/1/2020 (d)	50,000	49,250

		156,600

TRANSPORTATION — 1.0%
AP Moller - Maersk A/S 3.75%, 9/22/2024 (a)	25,000	25,075
Canadian Pacific Railway Co.:
4.50%, 1/15/2022	25,000	26,623
4.80%, 9/15/2035	50,000	58,247
CSX Corp.:
2.60%, 11/1/2026	25,000	23,857
4.25%, 11/1/2066	4,000	3,997
4.40%, 3/1/2043	25,000	27,070
6.22%, 4/30/2040	25,000	33,269
FedEx Corp.:
2.63%, 8/1/2022	10,000	9,999
3.90%, 2/1/2035	25,000	25,397
4.55%, 4/1/2046	25,000	27,455
4.90%, 1/15/2034	50,000	56,678
JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	20,000	20,632
Kansas City Southern 4.30%, 5/15/2043	6,000	6,307
Norfolk Southern Corp.:
2.90%, 6/15/2026	10,000	9,837
3.00%, 4/1/2022	15,000	15,188
3.25%, 12/1/2021	10,000	10,247
3.94%, 11/1/2047 (a)	31,000	31,817
4.80%, 8/15/2043	39,000	44,567
5.75%, 4/1/2018	25,000	25,228

See accompanying notes to financial statements.

77

SPDR ICE BofAML Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Penske Truck Leasing Co. L.P. / PTL Finance Corp.:
2.88%, 7/17/2018 (a)	$3,000	$3,013
3.38%, 2/1/2022 (a)	5,000	5,094
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	40,000	39,381
Series MTN, 2.45%, 9/3/2019	50,000	50,055
Series MTN, 2.50%, 9/1/2022	8,000	7,856

		586,889

TRUCKING & LEASING — 0.5%
GATX Corp.:
2.50%, 7/30/2019	25,000	24,953
3.90%, 3/30/2023	25,000	25,720
4.75%, 6/15/2022	35,000	37,448
Park Aerospace Holdings, Ltd.:
4.50%, 3/15/2023 (a)	95,000	90,725
5.25%, 8/15/2022 (a)	100,000	99,500

		278,346

TOTAL CORPORATE BONDS & NOTES (Cost $55,244,065)		56,627,842

	Shares
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (f) (g)	657,100	657,100
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	771,613	771,613

TOTAL SHORT-TERM INVESTMENTS (Cost $1,428,713)		1,428,713

TOTAL INVESTMENTS — 100.1% (Cost $56,672,778)		58,056,555
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(60,997)

NET ASSETS — 100.0%		$57,995,558

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.3% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2017.
(c)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of December 31, 2017. Maturity date shown is the final maturity.
(d)	All or a portion of the shares of the security are on loan at December 31, 2017.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2017.
(h)	Investment of cash collateral for securities loaned.

BKNT = Bank Notes

GMTN = Global Medium Term Note

LIBOR = London Interbank Offered Rate

MSCI = Morgan Stanley Capital International

MTN = Medium Term Note

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

78

SPDR ICE BofAML Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$187,815	$—	$187,815
Aerospace & Defense	—	733,195	—	733,195
Agriculture	—	299,667	—	299,667
Airlines	—	236,279	—	236,279
Apparel	—	91,419	—	91,419
Auto Manufacturers	—	1,102,276	—	1,102,276
Auto Parts & Equipment	—	420,956	—	420,956
Banks	—	3,298,714	—	3,298,714
Beverages	—	925,635	—	925,635
Biotechnology	—	598,012	—	598,012
Chemicals	—	1,404,593	—	1,404,593
Commercial Services	—	1,003,045	—	1,003,045
Construction Materials	—	586,871	—	586,871
Diversified Financial Services	—	3,086,290	—	3,086,290
Electric	—	2,059,606	—	2,059,606
Electrical Components & Equipment	—	26,040	—	26,040
Electronics	—	475,843	—	475,843
Energy-Alternate Sources	—	52,500	—	52,500
Engineering & Construction	—	94,198	—	94,198
Entertainment	—	399,062	—	399,062
Environmental Control	—	163,237	—	163,237
Food	—	1,068,896	—	1,068,896
Forest Products & Paper	—	203,803	—	203,803
Gas	—	467,180	—	467,180
Hand & Machine Tools	—	15,045	—	15,045
Health Care Products	—	606,142	—	606,142
Health Care Services	—	2,347,366	—	2,347,366
Holding Companies-Divers	—	77,931	—	77,931
Home Builders	—	960,060	—	960,060
Home Furnishings	—	132,568	—	132,568
Household Products	—	76,938	—	76,938
Household Products & Wares	—	183,033	—	183,033
Housewares	—	113,355	—	113,355
Insurance	—	1,229,271	—	1,229,271
Internet	—	360,316	—	360,316
Investment Company Security	—	51,015	—	51,015
Iron/Steel	—	554,687	—	554,687
IT Services	—	1,516,925	—	1,516,925
Leisure Time	—	157,050	—	157,050
Lodging	—	666,210	—	666,210
Machinery-Diversified	—	247,650	—	247,650
Media	—	4,583,440	—	4,583,440
Mining	—	1,432,603	—	1,432,603
Miscellaneous Manufacturer	—	290,121	—	290,121
Office & Business Equipment	—	348,294	—	348,294
Oil & Gas	—	3,019,586	—	3,019,586
Oil & Gas Services	—	224,809	—	224,809
Packaging & Containers	—	336,824	—	336,824
Pharmaceuticals	—	1,231,733	—	1,231,733
Pipelines	—	4,629,479	—	4,629,479

See accompanying notes to financial statements.

79

SPDR ICE BofAML Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Real Estate	$—	$51,562	$—	$51,562
Real Estate Investment Trusts	—	2,631,469	—	2,631,469
Retail	—	2,117,809	—	2,117,809
Semiconductors	—	661,557	—	661,557
Shipbuilding	—	67,190	—	67,190
Software	—	727,622	—	727,622
Telecommunications	—	4,968,669	—	4,968,669
Textiles	—	2,547	—	2,547
Toys/Games/Hobbies	—	156,600	—	156,600
Transportation	—	586,889	—	586,889
Trucking & Leasing	—	278,346	—	278,346
Short-Term Investments	1,428,713	—	—	1,428,713

TOTAL INVESTMENTS	$1,428,713	$56,627,842	$—	$58,056,555

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	614,316	$614,316	$4,773,175	$4,730,391	$—	$—	657,100	$657,100	$2,300	$—
State Street Navigator Securities Lending Government Money Market Portfolio	630,630	630,630	2,977,640	2,836,657	—	—	771,613	771,613	3,330	—

TOTAL		$1,244,946	$7,750,815	$7,567,048	$—	$—		$1,428,713	$5,630	$—

See accompanying notes to financial statements.

80

SPDR Dorsey Wright Fixed Income Allocation ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0%
DOMESTIC EQUITY — 25.5%
SPDR Wells Fargo Preferred Stock ETF (a)	$696,003	$30,651,972

DOMESTIC FIXED INCOME — 51.9%
SPDR Bloomberg Barclays Convertible Securities ETF (a)	622,344	31,490,607
SPDR Bloomberg Barclays High Yield Bond ETF (a) (b)	846,688	31,090,383

		62,580,990

INTERNATIONAL FIXED INCOME — 22.6%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a) (b)	917,689	27,237,010

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $120,641,820)		120,469,972

	Shares
SHORT-TERM INVESTMENTS — 8.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d)	24,902	24,902

State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	10,008,938	10,008,938

TOTAL SHORT-TERM INVESTMENTS (Cost $10,033,840)		10,033,840

TOTAL INVESTMENTS — 108.3% (Cost $130,675,660)		130,503,812
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.3)%		(9,997,907)

NET ASSETS — 100.0%		$120,505,905

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.
(e)	Investment of cash collateral for securities loaned.

ETF = Exchange-Traded Fund

SPDR = Standard & Poor’s Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$30,651,972	$—	$—	$30,651,972
Domestic Fixed Income	62,580,990	—	—	62,580,990
International Fixed Income	27,237,010	—	—	27,237,010
Short-Term Investments	10,033,840	—	—	10,033,840

TOTAL INVESTMENTS	$130,503,812	$—	$—	$130,503,812

See accompanying notes to financial statements.

81

SPDR Dorsey Wright Fixed Income Allocation ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays Convertible Securities ETF	303,757	$15,072,422	$16,994,274	$764,796	$(7,933)	$196,640	622,344	$31,490,607	$766,566	$—
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	—	—	27,575,614	92,139	(3,164)	(243,301)	917,689	27,237,010	359,140	—
SPDR Bloomberg Barclays High Yield Bond ETF	381,354	14,186,369	17,343,420	105,376	(2,514)	(331,516)	846,688	31,090,383	682,014	—
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	399,632	13,751,337	4,862,462	18,699,414	214,388	(128,773)	—	—	104,308	—
SPDR Wells Fargo Preferred Stock ETF	316,560	14,235,703	17,133,898	104,711	(5,566)	(607,352)	696,003	30,651,972	725,412	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	254,192	254,192	1,232,356	1,461,646	—	—	24,902	24,902	483	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	58,176,227	48,167,289	—	—	10,008,938	10,008,938	5,199	—

TOTAL		$57,500,023	$143,318,251	$69,395,371	$195,211	$(1,114,302)		$130,503,812	$2,643,122	$—

See accompanying notes to financial statements.

82

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Principal Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.4%
ARGENTINA — 1.7%
Argentine Republic Government International Bond:
15.50%, 10/17/2026	ARS	55,565,000	$2,952,270
16.00%, 10/17/2023	ARS	24,055,000	1,270,366
18.20%, 10/03/2021	ARS	58,052,000	3,145,460

			7,368,096

BRAZIL — 12.3%
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon%, 01/01/2019	BRL	15,150,000	4,275,898
Zero Coupon%, 04/01/2019	BRL	19,250,000	5,331,608
Series LTN, Zero Coupon%, 07/01/2019	BRL	7,250,000	1,966,474
Series LTN, Zero Coupon%, 10/01/2019	BRL	15,810,000	4,183,695
Series LTN, Zero Coupon%, 01/01/2020	BRL	16,000,000	4,132,810
Series LTN, Zero Coupon%, 07/01/2020	BRL	34,050,000	8,358,997
Series LTN, Zero Coupon%, 07/01/2021	BRL	24,950,000	5,518,726
Brazil Notas do Tesouro Nacional Serie F:
Series NTNF, 10.00%, 01/01/2021	BRL	17,710,000	5,499,064
Series NTNF, 10.00%, 01/01/2023	BRL	16,630,000	5,074,539
Series NTNF, 10.00%, 01/01/2025	BRL	13,200,000	3,974,493
Series NTNF, 10.00%, 01/01/2027	BRL	12,300,000	3,656,894
Brazilian Government International Bond:
8.50%, 01/05/2024	BRL	350,000	106,305
10.25%, 01/10/2028	BRL	1,000,000	323,533
12.50%, 01/05/2022	BRL	350,000	118,897

			52,521,933

CHILE — 1.6%
Bonos de la Tesoreria de la Republica en pesos 4.50%, 03/01/2021	CLP	1,255,000,000	2,121,325
Bonos del Banco Central de Chile en Pesos:
Series 5YR, 4.50%, 04/01/2020	CLP	230,000,000	382,425
4.50%, 06/01/2020	CLP	510,000,000	849,479
Series 10YR, 6.00%, 06/01/2018	CLP	30,000,000	49,374
Series 10YR, 6.00%, 02/01/2021	CLP	305,000,000	529,439
6.00%, 03/01/2022	CLP	295,000,000	518,188
6.00%, 03/01/2023	CLP	215,000,000	382,764
Chile Government International Bond 5.50%, 08/05/2020	CLP	1,210,000,000	2,059,251

			6,892,245

COLOMBIA — 4.1%
Colombia Government International Bond:
4.38%, 03/21/2023	COP	1,610,000,000	509,892
7.75%, 04/14/2021	COP	400,000,000	142,194
9.85%, 06/28/2027	COP	115,000,000	48,131
Colombian TES:
Series B, 5.00%, 11/21/2018	COP	3,020,000,000	1,015,980
Series B, 6.00%, 04/28/2028	COP	2,320,000,000	745,679
Series B, 7.00%, 09/11/2019	COP	4,220,000,000	1,463,209
Series B, 7.00%, 05/04/2022	COP	13,569,000,000	4,762,367
Series B, 7.00%, 06/30/2032	COP	5,694,000,000	1,927,733
Series B, 7.50%, 08/26/2026	COP	16,384,000,000	5,847,768
Series B, 7.75%, 09/18/2030	COP	2,000,000,000	728,536
Series B, 11.00%, 07/24/2020	COP	910,000,000	345,907

			17,537,396

CZECH REPUBLIC — 3.7%
Czech Republic Government Bond:
Series 98, Zero Coupon%, 07/17/2019	CZK	31,700,000	1,457,551
Series 101, Zero Coupon%, 02/10/2020	CZK	17,290,000	801,496
Series 100, 0.25%, 02/10/2027	CZK	7,000,000	289,243
Series 8Y, 0.45%, 10/25/2023	CZK	22,700,000	1,032,418
Series 94, 0.95%, 05/15/2030	CZK	18,960,000	791,130
Series 11Y, 1.00%, 06/26/2026	CZK	18,450,000	836,295
Series 76, 1.50%, 10/29/2019	CZK	9,350,000	445,950
2.40%, 09/17/2025	CZK	62,800,000	3,160,382
Series 78, 2.50%, 08/25/2028	CZK	14,070,000	710,184
Series 46, 3.75%, 09/12/2020	CZK	63,580,000	3,222,364
3.85%, 09/29/2021	CZK	9,900,000	516,830
4.20%, 12/04/2036	CZK	9,350,000	569,246
Series 52, 4.70%, 09/12/2022	CZK	13,800,000	762,246
4.85%, 11/26/2057	CZK	2,300,000	166,766
Series 56, 5.00%, 04/11/2019	CZK	10,350,000	514,603
5.70%, 05/25/2024	CZK	5,140,000	310,201

			15,586,905

See accompanying notes to financial statements.

83

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount		Value
HUNGARY — 3.4%
Hungary Government Bond:
Series 20/C, 1.00%, 09/23/2020	HUF	210,000,000	$822,477
Series 22/B, 1.75%, 10/26/2022	HUF	306,000,000	1,218,900
Series 18/C, 2.50%, 06/22/2018	HUF	18,500,000	72,455
Series 21/B, 2.50%, 10/27/2021	HUF	200,000,000	819,896
Series 26/D, 2.75%, 12/22/2026	HUF	135,000,000	559,450
Series 24/B, 3.00%, 06/26/2024	HUF	74,400,000	315,502
Series 27/A, 3.00%, 10/27/2027	HUF	100,000,000	421,845
Series 20/B, 3.50%, 06/24/2020	HUF	750,000,000	3,120,122
Series 25/B, 5.50%, 06/24/2025	HUF	859,000,000	4,198,704
Series 19/A, 6.50%, 06/24/2019	HUF	42,000,000	178,043
Series 28/A, 6.75%, 10/22/2028	HUF	70,000,000	389,762
Series 22/A, 7.00%, 06/24/2022	HUF	271,760,000	1,326,967
Series 20/A, 7.50%, 11/12/2020	HUF	207,200,000	957,991

			14,402,114

INDONESIA — 7.6%
Indonesia Treasury Bond:
Series FR63, 5.63%, 05/15/2023	IDR	17,000,000,000	1,227,421
Series FR64, 6.13%, 05/15/2028	IDR	6,500,000,000	466,439
Series FR62, 6.38%, 04/15/2042	IDR	1,700,000,000	112,632
Series FR65, 6.63%, 05/15/2033	IDR	1,500,000,000	107,854
Series FR61, 7.00%, 05/15/2022	IDR	43,228,000,000	3,313,589
Series FR59, 7.00%, 05/15/2027	IDR	61,910,000,000	4,782,140
Series FR74, 7.50%, 08/15/2032	IDR	15,300,000,000	1,192,294
Series FR75, 7.50%, 05/15/2038	IDR	32,910,000,000	2,540,868
Series FR69, 7.88%, 04/15/2019	IDR	12,365,000,000	939,465
Series FR53, 8.25%, 07/15/2021	IDR	13,600,000,000	1,077,575
Series FR58, 8.25%, 06/15/2032	IDR	3,710,000,000	303,769
Series FR72, 8.25%, 05/15/2036	IDR	24,950,000,000	2,050,433
Series FR70, 8.38%, 03/15/2024	IDR	31,600,000,000	2,589,514
Series FR56, 8.38%, 09/15/2026	IDR	50,645,000,000	4,217,553
Series FR68, 8.38%, 03/15/2034	IDR	2,830,000,000	232,574
Series FR73, 8.75%, 05/15/2031	IDR	19,050,000,000	1,635,766
Series FR67, 8.75%, 02/15/2044	IDR	7,050,000,000	600,457
Series FR71, 9.00%, 03/15/2029	IDR	6,000,000,000	521,959
Series FR57, 9.50%, 05/15/2041	IDR	1,000,000,000	90,832
Series FR45, 9.75%, 05/15/2037	IDR	1,250,000,000	115,315
Series FR34, 12.80%, 06/15/2021	IDR	350,000,000	31,351
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 6.25%, 05/15/2019	IDR	19,390,000,000	1,440,414
Series PBS, 6.50%, 05/15/2021	IDR	21,150,000,000	1,577,600
Series PBS, 8.25%, 09/15/2020	IDR	5,000,000,000	390,626
Series PBS, 8.75%, 08/15/2023	IDR	3,800,000,000	309,433
Series PBS, 8.88%, 11/15/2031	IDR	3,500,000,000	293,731

			32,161,604

ISRAEL — 4.3%
Israel Government Bond: 1.00%, 04/30/2021	ILS	7,640,000	2,244,648
Series 0825, 1.75%, 08/31/2025	ILS	5,130,000	1,517,366
Series 0327, 2.00%, 03/31/2027	ILS	4,740,000	1,423,217
Series 0519, 2.25%, 05/31/2019	ILS	9,235,000	2,739,616
3.75%, 03/31/2024	ILS	3,925,000	1,315,145
Series 0347, 3.75%, 03/31/2047	ILS	1,350,000	445,618
Series 0323, 4.25%, 03/31/2023	ILS	2,850,000	966,361
Series 0122, 5.50%, 01/31/2022	ILS	7,975,000	2,756,658
Series 0142, 5.50%, 01/31/2042	ILS	4,675,000	2,000,163
Series 0219, 6.00%, 02/28/2019	ILS	3,230,000	993,353
6.25%, 10/30/2026	ILS	4,820,000	1,934,182

			18,336,327

MALAYSIA — 7.4%
Malaysia Government Bond:
Series 0517, 3.44%, 02/15/2021	MYR	2,100,000	520,278
Series 0313, 3.48%, 03/15/2023	MYR	1,860,000	452,493

See accompanying notes to financial statements.

84

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount		Value
Series 0612, 3.49%, 03/31/2020	MYR	2,200,000	$547,165
Series 0307, 3.50%, 05/31/2027	MYR	600,000	139,438
Series 0416, 3.62%, 11/30/2021	MYR	1,000,000	248,292
Series 0414, 3.65%, 10/31/2019	MYR	1,130,000	281,873
Series 0315, 3.66%, 10/15/2020	MYR	1,400,000	349,010
Series 0513, 3.73%, 06/15/2028	MYR	240,000	56,669
Series 0515, 3.76%, 03/15/2019	MYR	1,115,000	277,740
Series 0215, 3.80%, 09/30/2022	MYR	2,160,000	534,946
Series 0116, 3.80%, 08/17/2023	MYR	3,075,000	760,298
Series 0413, 3.84%, 04/15/2033	MYR	7,580,000	1,752,952
Series 0117, 3.88%, 03/10/2022	MYR	6,780,000	1,697,362
Series 0613, 3.89%, 07/31/2020	MYR	1,400,000	351,142
Series 0212, 3.89%, 03/15/2027	MYR	600,000	145,108
Series 0316, 3.90%, 11/30/2026	MYR	2,085,000	508,570
Series 0417, 3.90%, 11/16/2027	MYR	7,350,000	1,811,529
Series 0115, 3.96%, 09/15/2025	MYR	2,580,000	633,268
Series 0314, 4.05%, 09/30/2021	MYR	2,420,000	608,138
Series 0217, 4.06%, 09/30/2024	MYR	6,860,000	1,710,847
Series 0412, 4.13%, 04/15/2032	MYR	800,000	190,348
Series 0111, 4.16%, 07/15/2021	MYR	3,660,000	927,900
Series 0114, 4.18%, 07/15/2024	MYR	200,000	50,058
Series 0411, 4.23%, 06/30/2031	MYR	3,610,000	878,637
Series 0415, 4.25%, 05/31/2035	MYR	650,000	154,397
Series 0902, 4.38%, 11/29/2019	MYR	6,300,000	1,592,803
Series 0216, 4.74%, 03/15/2046	MYR	2,675,000	648,425
4.76%, 04/07/2037	MYR	1,130,000	285,119
Series 3/05, 4.84%, 07/15/2025	MYR	170,000	44,357
4.94%, 09/30/2043	MYR	300,000	74,661
Malaysia Government Investment Issue:
Series 0416, 3.23%, 04/15/2020	MYR	10,575,000	2,598,186
Series 0312, 3.70%, 09/30/2019	MYR	400,000	99,362
Series 0613, 3.72%, 03/23/2021	MYR	4,000,000	987,663
Series 0215, 3.80%, 08/27/2020	MYR	3,600,000	893,314
Series 0317, 3.95%, 04/14/2022	MYR	5,420,000	1,346,907
Series 0217, 4.05%, 08/15/2024	MYR	5,700,000	1,404,121
Series 0316, 4.07%, 09/30/2026	MYR	4,425,000	1,080,759
4.19%, 07/15/2022	MYR	2,200,000	551,416
4.26%, 07/26/2027	MYR	3,700,000	918,569
Series 0116, 4.39%, 07/07/2023	MYR	2,390,000	602,693
4.44%, 05/22/2024	MYR	2,300,000	577,948
Series 0513, 4.58%, 08/30/2033	MYR	7,800,000	1,889,028
Series 0517, 4.76%, 08/04/2037	MYR	900,000	220,174
Series 0615, 4.79%, 10/31/2035	MYR	810,000	199,625
Series 0417, 4.90%, 05/08/2047	MYR	500,000	120,997

			31,724,585

MEXICO — 4.7%
Mexican Bonos:
Series M, 5.00%, 12/11/2019	MXN	31,000,000	1,508,148
Series M, 5.75%, 03/05/2026	MXN	4,650,000	210,085
Series M, 6.50%, 06/10/2021	MXN	48,750,000	2,406,541
Series M, 6.50%, 06/09/2022	MXN	26,710,000	1,306,743
Series M 20, 7.50%, 06/03/2027	MXN	33,880,000	1,711,619
Series M, 7.75%, 05/29/2031	MXN	24,860,000	1,271,303
Series M, 7.75%, 11/23/2034	MXN	6,800,000	347,384
Series M, 7.75%, 11/13/2042	MXN	18,180,000	923,611
Series M, 8.00%, 06/11/2020	MXN	52,760,000	2,718,426
Series M, 8.00%, 12/07/2023	MXN	29,050,000	1,508,750
Series M, 8.00%, 11/07/2047	MXN	13,500,000	703,969
Series M 20, 8.50%, 05/31/2029	MXN	13,950,000	755,099
Series M 30, 8.50%, 11/18/2038	MXN	13,750,000	753,367
Series M 20, 10.00%, 12/05/2024	MXN	42,600,000	2,454,211

See accompanying notes to financial statements.

85

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount		Value
Series M 30, 10.00%, 11/20/2036	MXN	22,100,000	$1,378,512

			19,957,768

PERU — 2.7%
Bonos de Tesoreria 6.15%, 08/12/2032 (a)	PEN	3,880,000	1,273,446
Peruvian Government International Bond:
Series REGS, 5.20%, 09/12/2023	PEN	3,430,000	1,115,733
Series REGS, 5.70%, 08/12/2024	PEN	2,494,000	830,068
Series REGS, 6.35%, 08/12/2028	PEN	4,975,000	1,680,320
6.71%, 02/12/2055	PEN	475,000	155,903
Series REGS, 6.85%, 02/12/2042	PEN	1,405,000	470,853
Series REGS, 6.90%, 08/12/2037	PEN	4,660,000	1,616,318
Series REGS, 6.95%, 08/12/2031	PEN	5,072,000	1,785,335
Series REGS, 7.84%, 08/12/2020	PEN	350,000	120,163
Series REGS, 8.20%, 08/12/2026	PEN	6,465,000	2,457,416

			11,505,555

PHILIPPINES — 4.4%
Philippine Government Bond:
Series 5-73, 3.38%, 08/20/2020	PHP	38,650,000	755,681
Series 7-57, 3.50%, 03/20/2021	PHP	87,900,000	1,708,458
Series 7-58, 3.50%, 04/21/2023	PHP	3,500,000	65,966
3.50%, 09/20/2026	PHP	22,000,000	389,317
Series 1060, 3.63%, 09/09/2025	PHP	137,100,000	2,531,709
Series 2020, 3.63%, 03/21/2033	PHP	18,150,000	289,895
Series 7-56, 3.88%, 11/22/2019	PHP	87,460,000	1,744,067
Series 5-74, 4.00%, 01/26/2022	PHP	80,600,000	1,577,545
Series 1059, 4.13%, 08/20/2024	PHP	1,700,000	32,466
Series R3-8, 4.25%, 04/11/2020	PHP	32,400,000	650,505
Series 7-59, 4.50%, 04/20/2024	PHP	68,200,000	1,340,420
Series 2511, 4.63%, 09/09/2040	PHP	68,100,000	1,140,593
Series 1061, 4.75%, 05/04/2027	PHP	111,250,000	2,163,001
Series 7-51, 5.00%, 08/18/2018	PHP	5,400,000	109,413
Series 2021, 5.25%, 05/18/2037	PHP	38,800,000	712,368
Series 1052, 5.88%, 12/16/2020	PHP	7,950,000	165,666
Series R251, 6.13%, 10/24/2037	PHP	6,500,000	135,110
Series 1054, 6.38%, 01/19/2022	PHP	4,700,000	99,829
Series 2017, 8.00%, 07/19/2031	PHP	78,737,338	1,976,561
Series 25-8, 8.13%, 12/16/2035	PHP	13,300,000	324,645
Philippine Government International Bond:
3.90%, 11/26/2022	PHP	22,000,000	436,673
6.25%, 01/14/2036	PHP	10,000,000	226,362

			18,576,250

POLAND — 4.5%
Poland Government Bond:
Series 0419, Zero Coupon%, 04/25/2019	PLN	6,524,000	1,838,499
Series 0420, 1.50%, 04/25/2020	PLN	5,390,000	1,536,898
Series 0721, 1.75%, 07/25/2021	PLN	4,310,000	1,218,033
Series 0421, 2.00%, 04/25/2021	PLN	8,850,000	2,527,553
Series 0422, 2.25%, 04/25/2022	PLN	5,518,000	1,572,760
Series 0726, 2.50%, 07/25/2026	PLN	7,040,000	1,916,206
Series 0727, 2.50%, 07/25/2027	PLN	6,535,000	1,759,500
Series 0725, 3.25%, 07/25/2025	PLN	7,945,000	2,305,669
Series 1023, 4.00%, 10/25/2023	PLN	2,600,000	797,105
Series 1020, 5.25%, 10/25/2020	PLN	6,000,000	1,878,842
Series 1019, 5.50%, 10/25/2019	PLN	1,100,000	337,458
Series 1021, 5.75%, 10/25/2021	PLN	1,200,000	388,788
Series 0922, 5.75%, 09/23/2022	PLN	2,700,000	886,972
Series 0429, 5.75%, 04/25/2029	PLN	1,130,000	404,384

			19,368,667

ROMANIA — 2.6%
Romania Government Bond:
Series 4Y, 2.25%, 02/26/2020	RON	2,085,000	526,259
Series 3Y, 2.50%, 04/29/2019	RON	2,615,000	669,959
Series 4YR, 3.25%, 01/17/2018	RON	10,000	2,573
Series 5Y, 3.25%, 03/22/2021	RON	2,340,000	596,935

See accompanying notes to financial statements.

86

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount		Value
Series 7Y, 3.25%, 04/29/2024	RON	905,000	$221,669
Series 5Y, 3.40%, 03/08/2022	RON	2,300,000	582,306
Series 7Y, 3.50%, 12/19/2022	RON	5,300,000	1,335,987
Series 5Y, 4.75%, 06/24/2019	RON	4,520,000	1,194,091
Series 10Y, 4.75%, 02/24/2025	RON	4,775,000	1,271,221
Series 7Y, 5.75%, 04/29/2020	RON	7,710,000	2,091,615
Series 15YR, 5.80%, 07/26/2027	RON	2,550,000	729,914
Series 10Y, 5.85%, 04/26/2023	RON	3,460,000	967,074
Series 10YR, 5.95%, 06/11/2021	RON	3,770,000	1,042,141

			11,231,744

RUSSIA — 4.7%
Russian Federal Bond — OFZ:
Series 6214, 6.40%, 05/27/2020	RUB	56,245,000	967,194
Series 6216, 6.70%, 05/15/2019	RUB	67,020,000	1,164,367
Series 6210, 6.80%, 12/11/2019	RUB	63,700,000	1,107,672
Series 6211, 7.00%, 01/25/2023	RUB	19,000,000	330,158
Series 6215, 7.00%, 08/16/2023	RUB	15,612,000	271,177
Series 6212, 7.05%, 01/19/2028	RUB	95,400,000	1,611,010
Series 6222, 7.10%, 10/16/2024	RUB	110,800,000	1,920,415
Series 6220, 7.40%, 12/07/2022	RUB	89,505,000	1,575,981
Series 6217, 7.50%, 08/18/2021	RUB	99,500,000	1,759,403
Series 6205, 7.60%, 04/14/2021	RUB	101,000,000	1,831,504
Series 6209, 7.60%, 07/20/2022	RUB	63,800,000	1,140,330
Series 6221, 7.70%, 03/23/2033	RUB	58,500,000	1,021,721
Series 6219, 7.75%, 09/16/2026	RUB	160,195,000	2,846,829
Series 6207, 8.15%, 02/03/2027	RUB	86,000,000	1,572,973
Series 6218, 8.50%, 09/17/2031	RUB	53,360,000	1,003,131

			20,123,865

SOUTH AFRICA — 4.5%
South Africa Government Bond:
Series R209, 6.25%, 03/31/2036	ZAR	5,500,000	319,662
Series R214, 6.50%, 02/28/2041	ZAR	9,350,000	533,056
Series R208, 6.75%, 03/31/2021	ZAR	10,500,000	828,465
Series R213, 7.00%, 02/28/2031	ZAR	28,385,000	1,909,226
Series R207, 7.25%, 01/15/2020	ZAR	26,230,000	2,116,409
Series 2023, 7.75%, 02/28/2023	ZAR	7,700,000	618,252
Series 2030, 8.00%, 01/31/2030	ZAR	42,015,000	3,105,988
Series 2032, 8.25%, 03/31/2032	ZAR	9,300,000	687,585
Series 2037, 8.50%, 01/31/2037	ZAR	23,115,000	1,679,372
Series 2044, 8.75%, 01/31/2044	ZAR	43,250,000	3,144,883
Series 2048, 8.75%, 02/28/2048	ZAR	14,240,000	1,042,925
Series 2035, 8.88%, 02/28/2035	ZAR	7,700,000	584,663
Series 2040, 9.00%, 01/31/2040	ZAR	26,320,000	1,978,545
Series R186, 10.50%, 12/21/2026	ZAR	5,770,000	520,558

			19,069,589

SOUTH KOREA — 12.1%
Korea Treasury Bond:
Series 1912, 1.25%, 12/10/2019	KRW	4,548,000,000	4,180,354
Series 2109, 1.38%, 09/10/2021	KRW	3,482,800,000	3,147,741
Series 1906, 1.50%, 06/10/2019	KRW	4,655,000,000	4,316,612
Series 2612, 1.50%, 12/10/2026	KRW	4,833,000,000	4,155,373
1.50%, 09/10/2036	KRW	2,593,000,000	2,074,274
Series 2006, 1.75%, 06/10/2020	KRW	2,710,000,000	2,507,047
Series 2203, 1.88%, 03/10/2022	KRW	3,278,000,000	3,004,997
Series 2606, 1.88%, 06/10/2026	KRW	1,109,000,000	989,244
Series 2003, 2.00%, 03/10/2020	KRW	1,600,500,000	1,490,634
Series 2009, 2.00%, 09/10/2020	KRW	804,000,000	747,146
Series 2103, 2.00%, 03/10/2021	KRW	2,326,000,000	2,156,215
Series 2209, 2.00%, 09/10/2022	KRW	3,823,200,000	3,516,405
Series 4603, 2.00%, 03/10/2046	KRW	970,000,000	823,474
2.13%, 06/10/2027	KRW	5,117,000,000	4,636,636
2.13%, 03/10/2047	KRW	3,807,000,000	3,322,682
2.25%, 06/10/2025	KRW	1,130,000,000	1,040,269
2.25%, 12/10/2025	KRW	500,000,000	459,602

See accompanying notes to financial statements.

87

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount		Value
Series 3709, 2.25%, 09/10/2037	KRW	1,830,000,000	$1,656,080
Series 2712, 2.38%, 12/10/2027	KRW	700,000,000	648,140
Series 3509, 2.63%, 09/10/2035	KRW	670,000,000	640,341
Series 1909, 2.75%, 09/10/2019	KRW	800,000,000	755,798
Series 2303, 3.00%, 03/10/2023	KRW	580,000,000	557,401
Series 2409, 3.00%, 09/10/2024	KRW	100,000,000	96,622
3.00%, 12/10/2042	KRW	265,000,000	271,365
Series 1903, 3.13%, 03/10/2019	KRW	1,230,000,000	1,164,700
Series 2309, 3.38%, 09/10/2023	KRW	400,000,000	392,157
Series 2403, 3.50%, 03/10/2024	KRW	1,240,000,000	1,229,106
Series 2206, 3.75%, 06/10/2022	KRW	100,000,000	98,819
3.75%, 12/10/2033	KRW	410,000,000	447,448
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	435,176
Series 2106, 4.25%, 06/10/2021	KRW	467,000,000	464,382
Series 3012, 4.75%, 12/10/2030	KRW	120,000,000	140,239

			51,566,479

THAILAND — 6.6%
Thailand Government Bond:
1.88%, 06/17/2022	THB	50,200,000	1,546,394
2.00%, 12/17/2022	THB	128,230,000	3,960,108
2.13%, 12/17/2026	THB	30,600,000	922,814
2.55%, 06/26/2020	THB	48,650,000	1,529,567
2.88%, 06/17/2046	THB	99,035,000	2,883,259
3.40%, 06/17/2036	THB	42,950,000	1,409,350
3.45%, 03/08/2019	THB	200,000	6,282
3.58%, 12/17/2027	THB	4,650,000	155,398
3.63%, 06/16/2023	THB	32,130,000	1,071,232
3.65%, 12/17/2021	THB	57,300,000	1,888,264
3.65%, 06/20/2031	THB	150,840,000	5,097,591
3.78%, 06/25/2032	THB	19,500,000	661,419
3.80%, 06/14/2041	THB	9,750,000	333,391
3.85%, 12/12/2025	THB	57,100,000	1,955,015
3.88%, 06/13/2019	THB	84,450,000	2,681,981
4.00%,06/17/2066	THB	16,000,000	555,728
4.68%, 06/29/2044	THB	8,500,000	332,625
4.85%, 06/17/2061	THB	7,000,000	284,075
4.88%, 06/22/2029	THB	24,345,000	915,972

			28,190,465

TURKEY — 4.5%
Turkey Government Bond:
7.10%, 03/08/2023	TRY	1,775,000	385,232
7.40%, 02/05/2020	TRY	5,110,000	1,214,292
8.00%, 03/12/2025	TRY	1,100,000	235,211
8.50%, 07/10/2019	TRY	5,010,000	1,242,061
8.50%, 09/14/2022	TRY	900,000	209,358
8.80%, 11/14/2018	TRY	1,780,000	452,089
8.80%, 09/27/2023	TRY	1,970,000	456,702
9.00%, 07/24/2024	TRY	100,000	23,170
9.20%, 09/22/2021	TRY	8,510,000	2,041,875
9.40%, 07/08/2020	TRY	6,050,000	1,485,534
9.50%, 01/12/2022	TRY	375,000	90,496
10.40%, 03/20/2024	TRY	850,000	208,487
10.50%, 01/15/2020	TRY	1,400,000	353,360
10.50%, 08/11/2027	TRY	5,730,000	1,428,873
10.60%, 02/11/2026	TRY	7,340,000	1,798,896
10.70%, 02/17/2021	TRY	6,120,000	1,538,635
10.70%, 08/17/2022	TRY	9,690,000	2,439,367
11.00%, 03/02/2022	TRY	7,720,000	1,960,745
11.00%, 02/24/2027	TRY	6,565,000	1,656,589

			19,220,972

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $410,320,449)			415,342,559

	Shares
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares (b) (c) (Cost $1,757,979)		1,757,979	1,757,979

TOTAL INVESTMENTS — 97.8%
(Cost $412,078,428)			417,100,538
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.2%			9,165,267

NET ASSETS — 100.0%			$426,265,805

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.

ARS = Argentine Peso

BRL = Brazilian Real

CLP = Chilean Peso

COP = Colombian Peso

CZK = Czech Koruna

HUF = Hungary Forint

IDR = Indonesian Rupiah

ILS = Israeli New Shekel

KRW = South Korean Won

MXN = Mexican Peso

MYR = Malaysian Ringgit

PEN = Peruvian Nuevo Sol

See accompanying notes to financial statements.

88

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

PHP = Philippine Peso

PLN = Polish Zloty

RON = Romanian Leu

RUB = Russian Ruble

THB = Thai Baht

TRY = Turkish New Lira

ZAR = South African Rand

At December 31, 2017, open forward foreign currency exchange contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	COP	2,000,000,000	USD	672,382	01/09/2018	$2,611
Standard Chartered Bank	IDR	11,500,000,000	USD	848,039	01/09/2018	(1,642)
Standard Chartered Bank	USD	674,309	COP	2,000,000,000	01/09/2018	(4,538)
Standard Chartered Bank	USD	849,680	IDR	11,500,000,000	01/09/2018	1,410
UBS AG London	USD	1,384,402	THB	45,000,000	02/06/2018	(2,300)

						$(4,459)

During the period ended December 31, 2017, average notional value related to foreign currency exchange contracts was $1,643,340 or 0.4% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Argentina	$—	$7,368,096	$—	$7,368,096
Brazil	—	52,521,933	—	52,521,933
Chile	—	6,892,245	—	6,892,245
Colombia	—	17,537,396	—	17,537,396
Czech Republic	—	15,586,905	—	15,586,905
Hungary	—	14,402,114	—	14,402,114
Indonesia	—	32,161,604	—	32,161,604
Israel	—	18,336,327	—	18,336,327
Malaysia	—	31,724,585	—	31,724,585
Mexico	—	19,957,768	—	19,957,768
Peru	—	11,505,555	—	11,505,555
Philippines	—	18,576,250	—	18,576,250
Poland	—	19,368,667	—	19,368,667
Romania	—	11,231,744	—	11,231,744
Russia	—	20,123,865	—	20,123,865
South Africa	—	19,069,589	—	19,069,589
South Korea	—	51,566,479	—	51,566,479
Thailand	—	28,190,465	—	28,190,465
Turkey	—	19,220,972	—	19,220,972
Short-Term Investments	1,757,979	—	—	1,757,979

TOTAL INVESTMENTS	$1,757,979	$415,342,559	$—	$417,100,538

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	4,021	—	4,021

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,757,979	$415,346,580	$—	$417,104,559

See accompanying notes to financial statements.

89

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	$—	$(8,480)	$—	$(8,480)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(8,480)	$—	$(8,480)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	156,191	$156,191	$72,177,997	$70,576,209	$—	$—	1,757,979	$1,757,979	$7,486

See accompanying notes to financial statements.

90

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 97.9%
ALABAMA — 1.8%
County of Jefferson, AL, Revene:
5.00%, 9/15/2031	$250,000	$295,215
5.00%, 9/15/2032	250,000	292,997
5.00%, 9/15/2034	250,000	290,800
5.00%, 9/15/2035	250,000	290,145
County of Jefferson, AL, Subordinate Lien Sewer Warrant Revenue:
Series A, 5.25%, 10/1/2048 (a)	240,000	272,198
Series D, 6.00%, 10/1/2042	2,460,000	2,876,724
Series D, 6.50%, 10/1/2053	2,400,000	2,868,480
Phenix, AL, Industrial Development Board, Environmental Improvement Revenue Series A, 4.13%, 5/15/2035	655,000	667,858
Selma Industrial Development Board, Environmental Improvement Revenue 7.50%, 5/1/2025 (b) (c)	300,000	216,000
Shelby County Board of Education Revenue 4.50%, 2/1/2041	235,000	249,770
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	1,600,000	1,622,256

		9,942,443

ALASKA — 0.4%
Alaska Industrial Development & Export Authority Revenue:
5.00%, 1/1/2023	590,000	665,054
5.00%, 1/1/2030	150,000	165,969
5.00%, 1/1/2031	200,000	220,458
Northern, AK, Tobacco Securitization Corp., Revenue Series B, Zero Coupon, 6/1/2046	500,000	44,845
Northern, AK, Tobacco Securitization Corp., Tobacco Settlement Revenue Asset Backed Bonds:
Series A, 5.00%, 6/1/2032	500,000	496,935
Series A, 5.00%, 6/1/2046	645,000	624,076

		2,217,337

ARIZONA — 2.0%
Arizona Industrial Development Authority Revenue:
5.00%, 3/1/2037 (b)	75,000	77,020
5.00%, 3/1/2042 (b)	70,000	71,502
Series A, 5.25%, 7/1/2047 (b)	240,000	239,642
Series A, 5.38%, 7/1/2050 (b)	500,000	532,780
Series D, 5.00%, 7/1/2051 (b)	185,000	192,809
Series G, 5.00%, 7/1/2047 (b)	100,000	105,012
Maricopa County Industrial Development Authority, Revenue 5.00%, 7/1/2036.	225,000	244,787
Phoenix, AZ, Industrial Development Authority Education Revenue:
3.63%, 12/1/2032	260,000	265,218
4.00%, 10/1/2041	780,000	812,713
4.00%, 10/1/2047	185,000	191,203
5.00%, 7/1/2022	250,000	266,647
5.00%, 7/1/2035 (b)	1,325,000	1,389,077
6.00%, 7/1/2032	250,000	285,497
7.50%, 7/1/2042 (c)	345,166	24,714
Series A, 4.00%, 7/1/2022 (b)	750,000	738,187
Pima County, AZ, Industrial Development Authority Education Revenue:
5.00%, 6/15/2047 (b)	1,000,000	1,001,950
5.25%, 7/1/2036	315,000	281,793
5.70%, 7/1/2035	75,000	66,714
6.00%, 7/1/2048	1,070,000	937,759
6.75%, 2/1/2050 (b)	310,000	311,550
Series A, 7.38%, 7/1/2049	100,000	94,686
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue 9.75%, 5/1/2025	1,100,000	1,254,572
Salt Verde Financial Corp.:
5.00%, 12/1/2032	115,000	140,619
5.00%, 12/1/2037	320,000	400,000
5.25%, 12/1/2027	185,000	224,165
5.25%, 12/1/2028	105,000	128,266
Watson Road Community Facilities District Revenue, Special Assessment 5.75%, 7/1/2022	500,000	500,035
Yuma, AZ, Industrial Development Authority Revenue Series A, 5.00%, 8/1/2024	100,000	116,054

		10,894,971

ARKANSAS — 0.5%
Arkansas, State Development Finance Authority Revenue Series A, 5.00%, 2/1/2035	305,000	342,186
Baxter, AR, Hospital Revenue:
Series A, 5.00%, 9/1/2023	500,000	561,375
Series A, 5.00%, 9/1/2024	360,000	409,215
Pulaski County Public Facilities Board:
5.25%, 7/1/2033	510,000	514,840
5.50%, 7/1/2043	830,000	837,437

		2,665,053

CALIFORNIA — 13.3%
Antelope Valley, CA, Health Care District Revenue:
Series A, 5.00%, 3/1/2026	900,000	988,371
Series A, 5.25%, 3/1/2036	750,000	824,002
Brentwood Infrastructure Financing Authority Revenue Series B, 4.00%, 9/2/2030	145,000	150,758
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue:
5.45%, 6/1/2028	1,000,000	1,016,580
Series A, 5.25%, 6/1/2045	175,000	175,201
California, Golden State Tobacco Securitization Corp., Revenue:
5.00%, 6/1/2045	640,000	734,093
Series A-1, 5.00%, 6/1/2033	6,080,000	6,080,061
Series A-1, 5.13%, 6/1/2047	1,330,000	1,328,936
Series A2, 5.30%, 6/1/2037	2,100,000	2,124,213
Series B, Zero Coupon, 6/1/2047	2,190,000	293,351

See accompanying notes to financial statements.

91

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
California, Health Facilities Financing Authority Revenue:
Series A, 4.00%, 3/1/2027	$100,000	$111,839
Series A, 4.00%, 3/1/2039	375,000	399,439
Series A, 4.00%, 3/1/2043	400,000	421,768
Series G, 5.50%, 7/1/2025	100,000	102,239
California, Infrastructure & Economic Development Bank Revenue 5.00%, 7/1/2026	550,000	668,723
California, Municipal Finance Authority Revenue:
5.00%, 10/1/2037	400,000	471,216
5.00%, 7/1/2046 (b)	500,000	514,630
Series A, 5.00%, 7/1/2029	100,000	119,150
Series A, 5.00%, 11/1/2030	150,000	173,613
Series A, 5.25%, 11/1/2041	500,000	572,465
Series B, 5.88%, 8/15/2049	490,000	542,009
California, Pollution Control Financing Authority Revenue:
4.30%, 7/1/2040	550,000	581,757
5.00%, 11/21/2045 (b)	500,000	542,190
7.00%, 7/1/2022 (b)	250,000	265,538
8.00%, 7/1/2039 (b)	750,000	845,790
California, School Finance Authority Revenue:
5.00%, 6/1/2054 (b)	250,000	259,105
Series A, 5.00%, 7/1/2045 (b)	600,000	658,464
Series A, 5.00%, 8/1/2045 (b)	500,000	541,565
Series A, 5.00%, 7/1/2047 (b)	250,000	262,330
Series A, 5.13%, 7/1/2044	60,000	67,586
Series A, 6.00%, 10/1/2049	200,000	217,632
California, State Public Works Board, Lease Revenue:
2.50%, 10/1/2029	200,000	194,614
Series I-1, 6.63%, 11/1/2034	55,000	55,129
California, Statewide Communities Development Authority Revenue:
5.00%, 5/15/2033	115,000	134,405
5.25%, 12/1/2029	1,000,000	1,128,820
5.25%, 12/1/2044	750,000	827,992
7.00%, 7/1/2046	160,000	177,658
Series A, 3.50%, 11/1/2027 (b)	285,000	288,927
Series A, 4.13%, 3/1/2034	465,000	504,934
Series A, 5.00%, 12/1/2029 (b)	1,000,000	1,125,510
Series A, 5.00%, 12/1/2036 (b)	1,405,000	1,548,760
Series A, 5.00%, 12/1/2041 (b)	1,285,000	1,408,656
Series A, 5.00%, 12/1/2046 (b)	500,000	546,220
Series A, 5.25%, 11/1/2044 (b)	300,000	321,456
Series A, 5.75%, 7/1/2030	805,000	805,266
Series A, 6.00%, 10/1/2047	1,000,000	1,094,620
California, Statewide Financing Authority Revenue Zero Coupon, 6/1/2055	7,500,000	271,200
Capistrano, CA, Unified School District, Special Tax Revenue Series 2005-1, 4.00%, 9/1/2028	125,000	132,178
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	108,863
City of Irvine, CA, Special Tax Revenue 4.00%, 9/1/2049	1,000,000	1,010,920
City of Marysville, CA, Revenue 5.00%, 1/1/2031	250,000	254,938
City of Sacramento, CA, Special Tax Revenue 5.00%, 9/1/2032 (b)	300,000	327,066
City of San Buenaventura, CA, Communities Development Authority Revenue:
7.50%, 12/1/2041	730,000	834,967
8.00%, 12/1/2026	500,000	601,430
City of San Clemente, CA, Special Tax Revenue:
5.00%, 9/1/2031	195,000	218,813
5.00%, 9/1/2032	195,000	217,831
Corona-Norco, CA, Unified School District, Special Tax Revenue:
Series 2005-1, 4.00%, 9/1/2019	400,000	414,864
Series 2005-1, 4.00%, 9/1/2020	420,000	442,663
County of Sacramento, CA, Special Tax Revenue:
5.00%, 9/1/2040	1,000,000	1,118,330
5.00%, 9/1/2045	100,000	112,151
5.00%, 9/1/2046	830,000	920,329
Dublin Community Facilities District Improvement Area No 1, Special Tax Revenue 5.00%, 9/1/2037	175,000	199,743
Elk Grove Finance Authority, Special Tax Revenue:
4.00%, 9/1/2020	750,000	788,865
5.00%, 9/1/2046	800,000	896,576
Folsom Ranch Financing Authority, Special Tax Revenue 5.00%, 9/1/2032	1,100,000	1,214,279
Foothill-Eastern Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2042 (a)	255,000	286,393
Series A, 5.75%, 1/15/2046	775,000	899,232
Series B1, 3.95%, 1/15/2053	500,000	502,365
Series C, 6.25%, 1/15/2033	500,000	597,285
Hesperia, CA, Public Financing Authority, Tax Allocation 5.50%, 9/1/2022	750,000	751,965
Independent Cities Finance Authority Revenue 5.00%, 10/15/2047	600,000	643,392
Inland Empire Tobacco Securitization Authority Revenue:
Series A, 4.63%, 6/1/2021	905,000	905,271
Series B, 5.75%, 6/1/2026	545,000	571,918
Lake Elsinore Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	1,000,000	1,122,120
Long Beach Bond Finance Authority Revenue:
Series A, 5.00%, 11/15/2029	100,000	120,285
Series A, 5.50%, 11/15/2037	765,000	1,004,820
Long Beach Bond Finance Authority, Tax Allocation Series C, 5.50%, 8/1/2031 (a)	220,000	275,365

See accompanying notes to financial statements.

92

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Los Angeles, CA, Municipal Improvement Corp. Series B, 5.00%, 11/1/2027	$300,000	$370,032
Menifee, CA, Union School District Public Financing Authority, Special Tax Revenue:
4.00%, 9/1/2020	750,000	787,072
4.00%, 9/1/2022	250,000	269,480
M-S-R Energy Authority Revenue:
6.50%, 11/1/2039	460,000	673,895
6.50%, 11/1/2039	570,000	835,044
7.00%, 11/1/2034	325,000	474,500
Orange County Community Facilities District, Special Tax Revenue Series A, 5.00%, 8/15/2046	550,000	619,608
Palomar Pomerado, CA, Health Care District, Certificates of Participation 6.00%, 11/1/2041	1,000,000	1,079,860
Palomar Pomerado, CA, Revenue 5.00%, 11/1/2022	1,000,000	1,112,520
Port of Oakland, CA, Revenue Series P, 5.00%, 5/1/2029	630,000	701,045
Poway, Unified School District Public Financing Authority, Special Tax Series A, 5.00%, 9/1/2027	500,000	601,100
Rancho Cordova, CA, Community Facilities District, Special Tax Revenue:
4.00%, 9/1/2019	425,000	438,528
4.00%, 9/1/2021	675,000	715,783
4.00%, 9/1/2022	380,000	408,040
Riverside County, CA, Community Facilities Districts, Special Tax Revenue 5.00%, 9/1/2030	385,000	432,151
Riverside County, CA, Public Financing Authority Revenue 4.13%, 11/1/2040	125,000	135,195
Romoland School District, Special Tax Revenue 5.00%, 9/1/2041	445,000	504,764
Roseville, CA, Natural Gas Financing Authority Revenue:
5.00%, 2/15/2024	200,000	229,414
5.00%, 2/15/2026	155,000	182,430
Roseville, CA, Special Tax Revenue:
5.00%, 9/1/2044	255,000	274,712
5.00%, 9/1/2047 (b)	1,000,000	1,085,270
Sacramento, CA, Sanitation Districts Financing Authority Revenue 5.25%, 12/1/2030 (a)	620,000	774,479
San Diego County Regional Airport Authority Revenue 5.00%, 7/1/2042	190,000	223,771
San Joaquin Hills Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2044	500,000	562,305
Series B, 5.25%, 1/15/2049	800,000	898,800
Saugus/Hart School Facilities Financing Authority, Special Tax Revenue:
4.00%, 9/1/2019	430,000	442,616
4.00%, 9/1/2020	350,000	364,987
4.00%, 9/1/2021	415,000	438,128
4.00%, 9/1/2022	385,000	410,599
Southern California Public Power Authority Revenue 5.00%, 11/1/2033	485,000	598,189
Temecula Public Financing Authority, Special Tax 6.25%, 9/1/2047 (b)	100,000	103,134
Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2046	750,000	106,785
Series A-1, 5.00%, 6/1/2037	1,105,000	1,107,530
Series A-1, 5.13%, 6/1/2046	1,070,000	1,071,466
Series A-1, 5.50%, 6/1/2045	745,000	745,000
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027	750,000	562,500
Turlock, CA, Irrigation District Revenue 5.00%, 1/1/2041	235,000	277,084
Tustin Community Facilities District, Special Tax Revenue:
Series A, 5.00%, 9/1/2030	635,000	713,924
Series A, 5.00%, 9/1/2037	105,000	116,616
West Sacramento Financing Authority, Special Tax:
5.00%, 9/1/2025	550,000	621,747
Series A, 5.00%, 9/1/2026	275,000	317,347

		72,371,448

COLORADO — 3.8%
Belleview Station Metropolitan District No. 2, General Obligation 4.50%, 12/1/2029	1,295,000	1,319,605
City & County of Denver CO 5.00%, 10/1/2032	1,335,000	1,459,382
Colorado, Educational & Cultural Facilities Authority Revenue:
3.75%, 7/1/2026 (b)	1,195,000	1,176,203
4.13%, 11/15/2044	225,000	230,470
5.00%, 10/1/2032	655,000	739,587
Series A, 4.00%, 3/1/2037	500,000	540,190
Colorado, Health Facilities Authority Revenue:
5.00%, 6/1/2026	100,000	114,774
5.50%, 6/1/2033	200,000	229,314
Series A, 4.50%, 9/1/2038	580,000	580,800
Series A, 4.75%, 9/1/2040	795,000	795,302
Series A, 5.30%, 7/1/2037	500,000	500,050
Series A, 7.75%, 8/1/2039	485,000	530,959
Series B, 4.00%, 12/1/2026	505,000	527,654
Series B, 5.00%, 5/15/2048	1,070,000	1,131,225
Colorado, High Performance Transportation Enterprise Revenue 5.75%, 1/1/2044	750,000	839,468
Denver, CO, City & County Special Facilities, Airport System Revenue:
Series A, 5.50%, 11/15/2029	400,000	467,944
Series A, 5.50%, 11/15/2030	270,000	314,898

See accompanying notes to financial statements.

93

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Denver, Health & Hospital Authority Revenue:
Series A, 5.00%, 12/1/2039	$790,000	$863,786
Series A, 5.25%, 12/1/2045	370,000	407,403
Denver, International Business Center Metropolitan District No. 1, General Obligation 5.38%, 12/1/2035	115,000	119,461
E-470 Public Highway Authority Revenue Series B, Zero Coupon, 9/1/2037 (a)	475,000	199,343
Foothills Metropolitan District, CO, Special Revenue 6.00%, 12/1/2038	1,000,000	1,033,590
Granby Ranch, CO, Metropolitan District, General Obligation 6.75%, 12/1/2036	500,000	497,320
Great Western, CO, Metropolitan District, General Obligation Series A1, 9.00%, 8/1/2039	1,000,000	990,780
Metropolitan District, CO, Compark Business Campus, General Obligation Series A, 6.75%, 12/1/2039	1,000,000	1,050,030
Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	1,000,000	1,027,380
Public Authority for Colorado Energy Revenue 6.50%, 11/15/2038	460,000	662,244
Regional, CO, Transportation District, Private Activity Revenue 6.00%, 1/15/2034	300,000	329,106
Southglenn Metropolitan District, General Obligation 3.50%, 12/1/2026	1,500,000	1,476,255
STC, CO, Metropolitan District No. 2, General Obligation 6.00%, 12/1/2038	215,000	223,017
Tallyns Reach, CO, Metropolitan District No. 3, General Obligation 5.13%, 11/1/2038	135,000	143,431

		20,520,971

CONNECTICUT — 1.7%
Connecticut, State Development Authority, Airport Facilities Revenue 7.95%, 4/1/2026	300,000	292,368
Connecticut, State General Obligation:
5.00%, 11/15/2025	100,000	115,545
Series A, 5.00%, 10/15/2026	285,000	307,706
Series B, 5.00%, 4/15/2029	400,000	433,756
Series B, 5.00%, 4/15/2032	130,000	139,939
Series D, 5.00%, 11/1/2023	130,000	144,451
Series D, 5.00%, 11/1/2024	400,000	444,152
Connecticut, State Health & Educational Facilities Authority Revenue:
3.25%, 9/1/2021 (b)	450,000	450,193
5.00%, 11/1/2027	325,000	358,612
Series A, 5.00%, 9/1/2046 (b)	110,000	114,062
Series A, 5.00%, 9/1/2053 (b)	500,000	515,930
Series B, 4.00%, 7/1/2034	100,000	103,491
Series F, 3.50%, 7/1/2026	755,000	775,695
Series I, 5.00%, 7/1/2030	255,000	272,743
Series J, 5.00%, 7/1/2034	260,000	284,063
Series L, 4.00%, 7/1/2034	500,000	530,230
Series M, 5.00%, 7/1/2020	175,000	188,022
Series P1, 5.00%, 11/1/2028	105,000	125,583
Connecticut, State Special Tax Revenue:
Series A, 5.00%, 10/1/2024	320,000	366,605
Series A, 5.00%, 9/1/2025	205,000	237,078
Series A, 5.00%, 9/1/2029	470,000	536,406
Harbor Point, CT, Special Obligation Revenue Series A, 7.88%, 4/1/2039	500,000	567,330
Hartford, CT, General Obligation:
Series A, 5.00%, 4/1/2028	100,000	97,476
Series A, 5.00%, 4/1/2031	220,000	209,086
Series B, 4.00%, 4/1/2021	100,000	98,882
Series B, 5.00%, 4/1/2025	470,000	464,191
University of Connecticut, Revenue:
Series A, 5.00%, 8/15/2025	190,000	217,527
Series A, 5.00%, 2/15/2026	385,000	449,568
Series A, 5.00%, 8/15/2026	440,000	501,503
Series A, 5.00%, 8/15/2027	100,000	113,696

		9,455,889

DELAWARE — 0.1%
Delaware, State Economic Development Authority Revenue 3.25%, 6/1/2026	800,000	740,680

DISTRICT OF COLUMBIA — 0.4%
District of Columbia, Health facilities Revenue Series A, 5.00%, 7/1/2032	150,000	160,528
District of Columbia, Howard University Revenue:
6.25%, 10/1/2032	465,000	500,405
Series A, 6.25%, 10/1/2023	120,000	131,032
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series A, 5.00%, 10/1/2053	800,000	863,944
Tobacco Settlement Financing Corp., DC, Revenue 6.50%, 5/15/2033	480,000	544,344

		2,200,253

FLORIDA — 6.5%
Alachua County, FL, Health Facilities Authority Revenue 5.00%, 11/15/2024	50,000	54,957
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	935,000	965,621
Bexley Community Development District, Special Assessment:
3.50%, 5/1/2021	180,000	180,718
4.70%, 5/1/2036	100,000	103,001
Broward, FL, Airport System Revenue Series Q-1, 4.00%, 10/1/2042	140,000	146,776
Capital Trust Agency, Inc. Revenue:
5.00%, 7/1/2037	2,000,000	2,081,280
5.63%, 8/1/2037 (b)	115,000	118,646
5.88%, 8/1/2052 (b)	610,000	630,496
Series A, 5.13%, 6/15/2037 (b)	450,000	442,643

See accompanying notes to financial statements.

94

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Central Florida Expressway Authority Revenue Series A, 4.00%, 7/1/2037	$500,000	$537,635
Collier County, FL, Industrial Development Authority Revenue Series A, 8.13%, 5/15/2044 (b)	400,000	447,524
Corkscrew Farms Community Development District Revenue 5.00%, 11/1/2038 (b)	280,000	280,563
County of Bay, FL, Water and Sewer System Revenue 4.00%, 9/1/2045	215,000	228,098
County of Miami-Dade Seaport Department Revenue Series B, 5.00%, 10/1/2023	250,000	284,245
Crossings At Fleming Island Community Development District, Special Assessment Series A1, 4.50%, 5/1/2030	730,000	760,886
Florida Development Finance Corp., Educational Facilities Revenue:
5.63%, 1/1/2047 (b) (d)	2,035,000	2,119,412
Series A, 4.00%, 7/15/2026 (b)	190,000	192,607
Series A, 6.00%, 6/15/2035 (b)	505,000	540,628
Series A, 6.00%, 6/15/2044 (b)	575,000	555,053
Series A, 6.13%, 6/15/2043	500,000	528,455
Series A, 6.13%, 6/15/2044	555,000	586,463
Series A, 6.50%, 7/1/2044	925,000	956,089
Series A, 7.50%, 6/15/2033	500,000	557,905
Series A, 7.63%, 6/15/2041	220,000	244,930
Florida Higher Educational Facilities Financial Authority Revenue 5.00%, 4/1/2032	100,000	108,742
Greater Orlando, FL, Aviation Authority Revenue 5.00%, 11/15/2036	350,000	369,159
Grove Resort, FL, Community Development District, Special Assessment:
Series A, 5.88%, 11/1/2047	550,000	572,550
Series B, 5.75%, 11/1/2029	395,000	401,940
Series B, 6.00%, 11/1/2029	450,000	466,888
Hacienda Lakes Community Development District, Special Assesment 3.38%, 5/1/2021	375,000	372,833
Halifax, FL, Hospital Medical Center Revenue 4.00%, 6/1/2046	125,000	129,149
Heights Community Development District, Special Assesment 5.00%, 1/1/2038	300,000	312,798
Hillsborough County Industrial Development Authority Revenue:
Series A, 5.00%, 10/1/2024	255,000	294,642
Series A, 5.00%, 10/1/2031	270,000	303,202
Isles Bartram Park Community Development District, Special Assessment 5.00%, 11/1/2035	100,000	104,132
Jacksonville, FL, Health Facilities Revenue 4.00%, 11/1/2040	715,000	744,937
Lakeland, FL, Health Facilities Revenue 5.00%, 11/15/2045	500,000	558,660
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	512,205
5.75%, 11/1/2042	500,000	524,395
Lakewood Ranch, FL, Stewardship District, Special Assessment 4.00%, 5/1/2021	370,000	374,803
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	505,445
Lee, FL, Solid Waste System Revenue 5.00%, 10/1/2026	100,000	118,746
Madison County, FL, Revenue 6.00%, 7/1/2025 (c)	545,000	545,000
Martin County Industrial Development Authority Revenue 4.20%, 12/15/2025 (b)	1,000,000	1,025,030
Miami Health Facilities Authority Revenue 5.13%, 7/1/2046	120,000	133,484
Miami World Center Community Development District, Special Assessment 5.13%, 11/1/2039	1,000,000	1,058,920
Miami-Dade County Industrial Development Authority 5.25%, 9/15/2044	250,000	267,435
Miami-Dade County, Industrial Development Authority Revenue 5.25%, 7/1/2027 (b)	350,000	350,777
Midtown Miami, FL, Community Development District, Special Assessment:
Series A, 5.00%, 5/1/2037	695,000	736,908
Series B, 5.00%, 5/1/2037	925,000	980,777
Northern Palm Beach County Improvement District, Special Assessment:
4.65%, 8/1/2025	145,000	154,160
5.13%, 8/1/2022	565,000	593,352
5.35%, 8/1/2035	360,000	391,439
Orange County, FL, Health Facilities Authority Revenue:
Series A, 5.00%, 10/1/2028	280,000	332,744
Series A, 5.00%, 10/1/2036	520,000	596,965
Palm Beach County, FL, Health Facilities Authority Revenue:
Series C, 4.00%, 5/15/2019	300,000	311,349
Series C, 4.00%, 5/15/2035	405,000	419,102
Pinellas County, FL, Educational Facilities Authority Revenue:
4.00%, 10/1/2022	465,000	494,509
6.00%, 10/1/2041	100,000	109,690
6.50%, 10/1/2031	220,000	246,404
Pompano Beach County, FL, Revenue 5.00%, 9/1/2044	1,110,000	1,198,534
Renaissance Community Development District, FL, Special Assessment 5.55%, 5/1/2033	500,000	512,695

See accompanying notes to financial statements.

95

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
School Board of Miami-Dade County:
Series A, 5.00%, 5/1/2029	$105,000	$122,626
Series A, 5.00%, 5/1/2031 (d)	125,000	147,426
Seven Oaks, FL, Community Development District, Special Assessment Series A2, 6.50%, 5/1/2033	750,000	812,205
Stoneybrook South, FL, Community Development District, Special Assessment:
4.75%, 11/1/2024	190,000	201,318
5.13%, 11/1/2034	250,000	273,813
Tallahassee, FL, Health Facilities Revenue:
Series A, 5.00%, 12/1/2036	90,000	100,574
Series A, 5.00%, 12/1/2041	225,000	249,782
Series A, 5.00%, 12/1/2055	440,000	483,019
Tolomato, FL, Community Development District, Special Assessment:
Series 1, 6.61%, 5/1/2040 (e)	290,000	232,290
Series 1, 6.65%, 5/1/2040 (c)	10,000	9,738
Series 2, 6.61%, 5/1/2040 (e)	180,000	118,724
Series 3, 6.61%, 5/1/2040 (c) (g)	195,000	—
Series 3, 6.65%, 5/1/2040 (c) (g)	120,000	—
Series A1, 6.65%, 5/1/2040	190,000	189,972
Series A2, 6.61%, 5/1/2039	65,000	64,994
Series A3, 6.61%, 5/1/2040 (e)	195,000	181,305
Series A4, 6.61%, 5/1/2040 (e)	85,000	66,340
West Villages Improvement District, Special Assesment 5.00%, 5/1/2032	635,000	674,338
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	719,486

		35,427,081

GEORGIA — 0.6%
Atlanta, Development Authority Revenue:
Series A1, 6.75%, 1/1/2035	500,000	518,000
Series A1, 7.00%, 1/1/2040	500,000	524,910
DeKalb County Hospital Authority Revenue 6.13%, 9/1/2040	135,000	147,081
Fulton County Development Authority Revenue 5.00%, 6/1/2027	225,000	267,523
Gainesville & Hall County Hospital Authority Revenue Series A, 5.00%, 2/15/2036	700,000	807,436
Macon-Bibb County, GA, Urban Development Authority Revenue Series A, 5.75%, 6/15/2037 (b)	250,000	263,207
Marietta, GA, Development Authority Revenue Series A, 5.00%, 11/1/2047 (b)	500,000	533,155
Municipal Electric Authority of Georgia Revenue:
Series A, 5.00%, 7/1/2060	145,000	160,337
Series A, 5.50%, 7/1/2060	170,000	194,167

		3,415,816

GUAM — 0.6%
Guam Power Authority:
Series A, 5.00%, 10/1/2021 (a)	330,000	362,277
Series A, 5.00%, 10/1/2024 (a)	500,000	558,365
Series A, 5.00%, 10/1/2034 (a)	140,000	156,045
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.00%, 7/1/2022	250,000	277,330
5.25%, 7/1/2022	525,000	587,958
Series A, 5.00%, 7/1/2029	315,000	348,472
Territory of Guam Revenue:
Series A, 5.00%, 12/1/2021	250,000	274,318
Series A, 6.50%, 11/1/2040	155,000	175,522
Series B1, 5.00%, 1/1/2042	300,000	316,929

		3,057,216

HAWAII — 0.1%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue 5.00%, 7/1/2020	350,000	356,363

IDAHO — 0.1%
Idaho, State Health Facility Revenue:
3.50%, 9/1/2033	670,000	613,653
5.00%, 9/1/2027	100,000	113,195

		726,848

ILLINOIS — 9.9%
Chicago Board of Education, General Obligation:
Series A, Zero Coupon, 12/1/2031 (a)	210,000	116,038
Series A, 5.00%, 12/1/2041	2,465,000	2,497,193
Series A, 5.00%, 12/1/2042	530,000	538,040
Series A, 5.50%, 12/1/2039	415,000	431,675
Series A, 7.00%, 12/1/2026	1,100,000	1,305,689
Series A, 7.00%, 12/1/2044	2,650,000	3,129,279
Series A, 7.00%, 12/1/2046 (b)	2,700,000	3,268,539
Series B, 5.00%, 12/1/2033	200,000	203,560
Series C, 5.00%, 12/1/2021	100,000	101,232
Series C, 5.00%, 12/1/2028	50,000	50,263
Series C, 5.00%, 12/1/2029	330,000	331,620
Series C, 5.25%, 12/1/2023	625,000	631,675
Series C, 5.25%, 12/1/2024	505,000	510,065
Series C, 5.25%, 12/1/2026	2,180,000	2,198,922
Series C, 5.25%, 12/1/2035	380,000	395,607
Series E, 5.13%, 12/1/2032	410,000	426,293
Series F, 5.00%, 12/1/2031	300,000	305,514
Chicago Board of Education, Special Tax:
6.00%, 4/1/2046	700,000	835,016
6.10%, 4/1/2036	25,000	30,202
Chicago Midway International Airport Revenue Series A, 5.50%, 1/1/2030	200,000	229,018
Chicago O’Hare International Airport Revenue:
5.00%, 1/1/2019	575,000	593,572
Series B, 5.00%, 1/1/2029	315,000	367,889
Series B, 5.00%, 1/1/2038	150,000	172,911

See accompanying notes to financial statements.

96

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Chicago, IL, General Obligation:
Zero Coupon, 1/1/2019 (a)	$325,000	$317,444
Series A, 4.00%, 1/1/2023	175,000	178,159
Series A, 5.00%, 1/1/2020	500,000	524,070
Series A, 5.00%, 12/1/2021	515,000	547,491
Series A, 5.00%, 1/1/2023	335,000	348,537
Series A, 5.00%, 1/1/2026	545,000	593,777
Series C, 4.00%, 1/1/2020	390,000	401,848
Series C, 5.00%, 1/1/2024	665,000	728,680
Series C, 5.00%, 1/1/2029	475,000	514,320
Series C, 5.00%, 1/1/2035	470,000	498,585
Series C, 5.00%, 1/1/2038	275,000	291,341
Chicago, IL, Motor Fuel Tax Revenue:
5.00%, 1/1/2018	175,000	175,000
5.00%, 1/1/2026	250,000	270,400
5.00%, 1/1/2029	100,000	106,655
City of Chicago IL Waterworks Revenue 5.00%, 11/1/2021	295,000	325,040
Cook County, IL, Revenue 6.75%, 10/15/2040 (d)	1,000,000	1,080,770
Cook County,IL, Community College District No. 508, General Obligation:
5.00%, 12/1/2020	275,000	293,862
5.00%, 12/1/2021	265,000	286,653
5.13%, 12/1/2038	185,000	192,885
5.25%, 12/1/2025	240,000	266,028
5.25%, 12/1/2028	185,000	201,733
5.25%, 12/1/2043	205,000	215,498
Governors, IL, State University Facilities System Revenue 4.65%, 10/1/2042	310,000	280,398
Illinois, State Finance Authority Revenue:
4.00%, 9/1/2032	930,000	935,468
4.00%, 12/1/2040	250,000	257,745
4.13%, 12/1/2030	250,000	254,658
4.25%, 5/15/2043	430,000	441,361
5.00%, 2/15/2025	150,000	171,675
5.00%, 2/15/2029	365,000	422,834
5.00%, 5/15/2043	525,000	562,543
5.00%, 12/1/2046	100,000	111,849
5.50%, 8/15/2030	535,000	544,876
5.50%, 4/1/2032	500,000	495,575
5.75%, 5/15/2046	1,000,000	1,060,790
6.13%, 5/15/2027	645,000	692,375
7.13%, 2/1/2034	1,000,000	1,027,160
7.13%, 2/15/2039	1,100,000	1,223,277
Series A, 3.00%, 10/1/2037	240,000	225,607
Series A, 4.25%, 5/15/2041	175,000	181,428
Series A, 4.63%, 9/1/2039	280,000	293,804
Series A, 5.00%, 11/15/2026	290,000	339,544
Series A, 5.25%, 5/15/2047	150,000	159,489
Series A, 5.75%, 12/1/2035 (b)	385,000	399,330
Series A, 6.00%, 7/1/2043	200,000	227,902
Illinois, State Sports Facilities Authority Revenue:
Zero Coupon, 6/15/2025 (a)	385,000	290,209
5.00%, 6/15/2023	10,000	10,713
Metropolitan Pier & Exposition Authority Revenue:
Series A, 5.50%, 6/15/2029 (a)	200,000	229,478
Series A, 5.50%, 6/15/2053	850,000	945,251
Series B, Zero Coupon, 12/15/2050	100,000	21,361
Series B, 4.25%, 6/15/2042	4,255,000	4,210,195
Series B, 5.00%, 12/15/2026	100,000	108,532
Series B, 5.00%, 12/15/2028	125,000	134,638
Series B, 5.00%, 12/15/2040	100,000	108,237
Series B2, 5.00%, 6/15/2050	540,000	556,286
Series B2, 5.25%, 6/15/2050	755,000	782,331
Northeastern Illinois University 4.10%, 10/1/2041	245,000	200,096
Plano, IL, Special Service Areas No. 3 & 4, Special Tax Refunding 4.00%, 3/1/2035	945,000	916,376
Southern Illinois University Series A, 4.00%, 4/1/2028	305,000	301,700
Springfield, IL, Electric Revenue 5.00%, 3/1/2027	175,000	203,767
State of Illinois, General Obligation:
5.00%, 1/1/2019	225,000	230,090
5.00%, 1/1/2021	665,000	698,336
5.00%, 1/1/2021	690,000	724,590
5.00%, 2/1/2022	900,000	955,431
5.00%, 5/1/2023	230,000	246,509
5.00%, 5/1/2028	700,000	747,628
5.00%, 2/1/2029	175,000	189,593
5.00%, 3/1/2031	100,000	104,417
5.00%, 5/1/2035	140,000	147,351
5.00%, 5/1/2036	125,000	131,350
5.00%, 2/1/2039	445,000	466,093
5.00%, 5/1/2039	100,000	104,909
5.25%, 2/1/2028	300,000	304,956
5.25%, 7/1/2028	500,000	539,505
5.25%, 7/1/2029	100,000	107,540
5.50%, 7/1/2024	310,000	343,031
5.50%, 7/1/2033	200,000	217,648
Series A, 4.00%, 1/1/2029	430,000	424,724
Series A, 4.00%, 1/1/2030	395,000	387,981
Series A, 5.00%, 4/1/2027 (a)	100,000	110,915
University of Illinois Revenue 3.63%, 4/1/2027	125,000	127,966
Village of Bridgeview, IL, General Obligation Series A, 5.50%, 12/1/2043	115,000	109,953
Will County, IL, Community High School District No. 210 Lincoln-Way, General Obligation:
Series B, Zero Coupon, 1/1/2028	190,000	117,808
Series B, Zero Coupon, 1/1/2033	340,000	154,013

		54,049,783

INDIANA — 1.7%
Crown Point, IN, Economic Development Authority Revenue Series A, 8.00%, 11/15/2029	200,000	212,788
Indiana Finance Authority Revenue:
5.00%, 10/1/2026	465,000	557,805

See accompanying notes to financial statements.

97

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 8/15/2045	$640,000	$677,798
Series A, 5.00%, 6/1/2032	570,000	588,861
Series A, 5.00%, 6/1/2039	420,000	426,455
Series A, 5.00%, 7/1/2048	750,000	808,507
Series A, 5.25%, 11/15/2046	170,000	189,484
Indiana, State Bond Bank, Special Program Gas Revenue Series A, 5.25%, 10/15/2021	390,000	434,444
Indiana, State Finance Authority, Environmental Revenue:
6.00%, 12/1/2019	1,005,000	1,048,939
6.00%, 12/1/2026	550,000	561,693
Indiana, State Finance Authority, Hospital Revenue 5.50%, 8/15/2040	300,000	318,030
Indianapolis Local Public Improvement Bond Bank Series I, 5.00%, 1/1/2023	520,000	589,826
Knox County, IN, Economic Development Authority Series A, 5.00%, 4/1/2027	745,000	802,395
Terre Haute, IN, Economic Development Authority Revenue Series A, 7.25%, 12/1/2028	1,000,000	1,006,140
Valparaiso City, IN, Exempt Facilities Revenue 6.75%, 1/1/2034	750,000	893,730

		9,116,895

IOWA — 1.1%
Iowa Finance Authority, Midwestern Disaster Area Revenue:
4.75%, 8/1/2042	865,000	892,965
5.00%, 12/1/2019	985,000	1,020,559
5.00%, 5/15/2041	140,000	157,380
5.25%, 12/1/2025	820,000	873,013
5.50%, 12/1/2022	750,000	764,805
5.88%, 12/1/2027 (b)	820,000	877,966
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C, 5.50%, 6/1/2042	1,555,000	1,560,582

		6,147,270

KANSAS — 0.6%
City of Overland Park KS 6.00%, 12/15/2032	200,000	171,850
KS Independent College Finance Authority & Educational Facilities Revenue Series A, 5.80%, 3/1/2037	415,000	421,179
Lenexa, KS, Health Facility Revenue 5.25%, 5/15/2022	600,000	600,720
Overland Park, KS, Development Corp., Revenue Series B, 5.13%, 1/1/2032 (a)	600,000	600,918
Wichita City, KS, Health Care Facilities Revenue:
Series IV-A, 5.63%, 5/15/2044	885,000	915,276
Series IV-A, 6.25%, 5/15/2034	500,000	502,815

		3,212,758

KENTUCKY — 0.8%
Ashland, KY, Medical Center Revenue Series A, 4.00%, 2/1/2036	215,000	220,977
Kentucky, Economic Development Finance Authority Revenue:
5.25%, 8/15/2046	230,000	249,065
6.25%, 11/15/2046	220,000	222,064
6.38%, 11/15/2051	940,000	953,564
Series A, 4.00%, 7/1/2029	310,000	322,050
Series A, 4.25%, 7/1/2035	200,000	207,304
Series A, 5.00%, 7/1/2026	95,000	109,223
Kentucky, State Asset Liability Commission Revenue Series A, 5.00%, 9/1/2026	120,000	140,548
Louisville/Jefferson County Metropolitan Government Revenue:
Series A, 5.00%, 12/1/2020	250,000	268,970
Series A, 5.75%, 10/1/2042	105,000	121,358
Ohio, KY, Pollution Control Revenue Series A, 6.00%, 7/15/2031	1,125,000	1,148,490
Oldham County School District Finance Corp. Revenue 3.13%, 3/1/2030	170,000	174,003
Taylor County School District Finance Corp. Revenue 3.00%, 2/1/2027	100,000	103,421

		4,241,037

LOUISIANA — 1.1%
City of New Orleans, LA, Sewerage Service Revenue 5.00%, 6/1/2040	475,000	544,146
City of Shreveport LA Water & Sewer Revenue Series A, 5.00%, 12/1/2036 (a)	260,000	308,212
City of Shreveport, LA, Water & Sewer Revenue 5.00%, 12/1/2040	250,000	287,822
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,075,000	1,116,280
Louisiana Local Government Environmental Facilities & Community Development Auth 5.00%, 10/1/2037	600,000	679,404
Louisiana Public Facilities Authority Revenue:
4.00%, 5/15/2041	5,000	5,701
Series A, 5.00%, 11/1/2041	650,000	727,558
Series A, 5.00%, 11/1/2045	420,000	468,884
Louisiana, State Environmental Facilities & Community Development Authority Revenue Series A2, 6.50%, 11/1/2035	600,000	672,264
New Orleans, LA, Aviation Board Revenue:
5.00%, 1/1/2024	240,000	278,277
5.00%, 1/1/2028	250,000	300,510
5.00%, 1/1/2029	150,000	179,505
5.00%, 1/1/2036	125,000	145,544
St. Tammany Parish Finance Authority Revenue 5.25%, 11/15/2037	250,000	269,680

		5,983,787

See accompanying notes to financial statements.

98

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
MAINE — 0.6%
Finance Authority of Maine Revenue 5.38%, 12/15/2033 (b)	$100,000	$102,098
Maine Health & Higher Educational Facilities Authority Revenue:
4.00%, 7/1/2041	100,000	94,179
4.00%, 7/1/2046	275,000	254,708
5.00%, 7/1/2025	120,000	132,074
5.00%, 7/1/2033	545,000	577,433
5.00%, 7/1/2043	200,000	209,574
5.00%, 7/1/2046	35,000	37,604
6.75%, 7/1/2036	500,000	549,730
7.50%, 7/1/2032	500,000	568,065
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	525,000	524,974

		3,050,439

MARYLAND — 1.3%
Anne Arundel County Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	315,471
Baltimore, MD, Special Obligation Bond Revenue Series A, 4.50%, 9/1/2033	1,325,000	1,394,973
City of Rockville, MD, Health Facilities Authority Revenue Series B, 5.00%, 11/1/2042	400,000	440,444
Frederick County, MD, Special Obligation Bond, Special Tax Revenue Series A, 5.00%, 7/1/2040	320,000	340,349
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	440,070
Maryland Economic Development Corp. Revenue:
5.00%, 3/31/2024	105,000	116,616
5.00%, 3/31/2030	145,000	167,268
5.00%, 3/31/2051	100,000	110,969
5.75%, 9/1/2025	500,000	527,540
Maryland Economic Development Corp., Tax Alloacation 4.38%, 7/1/2036	225,000	233,042
Maryland Health & Higher Educational Facilities Authority Revenue:
3.50%, 7/1/2026	100,000	102,792
5.00%, 7/1/2024	100,000	115,810
5.00%, 7/1/2027	170,000	198,045
5.00%, 7/1/2038	700,000	781,480
5.00%, 10/1/2042	310,000	334,791
5.00%, 7/1/2045	690,000	758,186
Series A, 5.00%, 8/15/2041	470,000	535,034

		6,912,880

MASSACHUSETTS — 1.0%
Massachusetts Health & Educational Facilities Authority Revenue Series C, 5.38%, 7/1/2035	500,000	529,945
Massachusetts, Development Finance Agency Revenue:
4.00%, 7/1/2039	100,000	102,787
5.00%, 4/15/2040	200,000	216,190
5.13%, 7/1/2040	100,000	107,592
5.25%, 7/1/2023	500,000	566,985
Series B, 4.88%, 11/1/2042 (b)	500,000	500,180
Series D, 4.00%, 7/1/2045	350,000	359,124
Series F, 5.63%, 7/15/2036	120,000	133,171
Series G, 5.00%, 7/1/2044	210,000	227,697
Series I, 5.00%, 7/1/2038	500,000	571,675
Massachusetts, Development Finance Agency, First Mortgage Revenue 5.00%, 7/1/2025	240,000	286,380
Massachusetts, Development Finance Agency, Hospital Revenue:
5.00%, 10/1/2057 (b) (f)	920,000	994,354
5.25%, 11/15/2041	105,000	118,791
Massachusetts, Educational Financing Authority Revenue Series J, 5.63%, 7/1/2029	270,000	292,413
Massachusetts, Port Authority Facilities Revenue Series A, 5.00%, 1/1/2027 (a)	690,000	699,598

		5,706,882

MICHIGAN — 2.0%
Conner Creek Academy, MI, Public School Revenue 5.00%, 11/1/2026	800,000	747,280
Detroit Community High School Revenue:
5.65%, 11/1/2025	775,000	532,464
5.75%, 11/1/2035	500,000	310,755
Detroit, MI, Sewage Disposal System Revenue:
Series A, 5.00%, 7/1/2021	540,000	590,587
Series B, 5.50%, 7/1/2029 (a)	155,000	188,229
Detroit, MI, Water Supply System Revenue Series A, 5.25%, 7/1/2041	120,000	131,272
Grand Rapids Economic Development Corp. Revenue 5.00%, 11/1/2047	1,000,000	1,055,570
Michigan Finance Authority 4.00%, 11/15/2046	300,000	309,261
Michigan Finance Authority Ltd., Miscellaneous Revenue 8.13%, 4/1/2041	470,000	407,429
Michigan Strategic Fund, Tax Allocation Series A, 4.13%, 7/1/2045 (d)	1,805,000	1,824,223
Michigan Tobacco Settlement Finance Authority Series A, 6.00%, 6/1/2048	1,430,000	1,427,926
Michigan, State Finance Authority Revenue Series D-2, 5.00%, 7/1/2034	400,000	451,332
Michigan, State Tobacco Settlement Finance Authority Revenue Series A, 6.88%, 6/1/2042	1,000,000	1,009,240
Saline, MI, Economic Development Corp., Revenue 5.50%, 6/1/2047	1,000,000	1,046,890
Wayne County, MI, Airport Authority Revenue 5.38%, 12/1/2032 (a)	590,000	606,089

		10,638,547

See accompanying notes to financial statements.

99

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
MINNESOTA — 1.3%
Baytown Township, MN, Lease Revenue:
3.00%, 8/1/2019	$200,000	$199,998
3.00%, 8/1/2020	215,000	214,520
3.00%, 8/1/2021	210,000	208,658
Bloomington, MN, Port Authority Revenue 9.00%, 12/1/2035	170,000	190,594
City of Brooklyn, MN, Revenue Series A, 4.75%, 7/1/2025	80,000	80,501
City of Cloud, MN, Revenue:
Series A, 5.00%, 4/1/2046	150,000	102,717
Series C, 4.00%, 5/1/2037	355,000	381,547
City of Independence, MN, Revenue 4.25%, 7/1/2026	1,000,000	985,980
City of Minneapolis, MN, Revenue 5.00%, 12/1/2047 (b)	300,000	292,710
City of Rochester, MN, Revenue Series A, 4.50%, 8/1/2042	1,100,000	1,107,689
Maple Grove, MN, Revenue:
5.00%, 9/1/2027	230,000	266,554
5.00%, 5/1/2028	150,000	178,957
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	1,019,100
St. Paul Housing & Redevelopment Authority Revenue:
5.13%, 12/1/2038	390,000	408,490
Series A, 5.75%, 7/1/2047 (b)	1,000,000	961,610
Woodbury Housing & Redevelopment Authority Revenue 5.25%, 12/1/2049	340,000	355,399

		6,955,024

MISSISSIPPI — 0.2%
Gulfport, MS, Hospital Facilities Revenue 5.00%, 7/1/2027	235,000	269,632
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue 6.70%, 4/1/2022	210,000	242,823
Mississippi Business Finance Corp., Revenue 4.55%, 12/1/2028	320,000	320,096
Mississippi Development Bank, Revenue 3.50%, 9/1/2034 (a)	155,000	156,993
Mississippi, State Revenue 5.00%, 10/15/2027	175,000	209,041

		1,198,585

MISSOURI — 0.9%
Boone County, MO, Hospital Revenue 5.00%, 8/1/2029	670,000	759,827
City of State Louis MO Airport Revenue 5.50%, 7/1/2031 (a)	120,000	160,367
County of Putnam, MO, Revenue 5.00%, 9/1/2032	335,000	259,746
Grandview Industrial Development Authority, General Obligation Series A, 5.00%, 5/1/2042 (b)	245,000	242,614
Jennings City, MO, Revenue 5.00%, 11/1/2023	345,000	325,783
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue:
5.00%, 5/1/2035	220,000	221,377
6.00%, 5/1/2042	435,000	437,954
Missouri State Industrial Development Authority Revenue Series A, 4.75%, 11/15/2047	1,000,000	1,030,600
Missouri, State Health & Educational Facilities Authority Revenue:
4.25%, 8/1/2035	280,000	283,519
5.25%, 2/1/2026	205,000	218,833
Series A, 5.00%, 2/1/2036	500,000	551,625
Raymore, MO, Tax Increment Limited Obligation, Tax Allocation Series A, 4.00%, 5/1/2020	340,000	342,540
State Louis County Industrial Development Authority Revenue 5.00%, 12/1/2025	295,000	317,845

		5,152,630

MONTANA — 0.1%
Cascade County Elementary School District No 1 Great Falls Revenue 4.00%, 7/1/2034	300,000	330,885
City of Kalispell, MT, Hospital Authority Revenue Series A, 5.25%, 5/15/2047	100,000	105,597

		436,482

NEBRASKA — 0.1%
Central Plains Energy Project Revenue 5.25%, 12/1/2021	325,000	363,113

NEVADA — 0.5%
Las Vegas, NV, Special Assessment 5.00%, 6/1/2025	470,000	504,851
Las Vegas, Redevelopment Agency 3.38%, 6/15/2036	125,000	116,266
North Las Vegas, NV, Wastewater Reclamation, General Obligation 4.50%, 10/1/2036 (a)	160,000	160,083
Sparks, NV, Tourism Improvement District No. 1, Sales Tax Revenue Series A, 6.75%, 6/15/2028 (b)	1,000,000	1,012,450
State of Nevada Department of Business & Industry Revenue:
5.88%, 12/15/2027 (b)	250,000	269,038
6.25%, 12/15/2037 (b)	280,000	306,936
Washoe County, NV, Revenue:
3.00%, 3/1/2036 (d)	255,000	263,203
5.00%, 2/1/2043	110,000	113,392

		2,746,219

NEW HAMPSHIRE — 0.3%
New Hampshire Business Finance Authority Revenue 4.00%, 4/1/2029 (b) (d)	320,000	319,558
New Hampshire Health and Education Facilities Authority Revenue:
3.50%, 8/1/2041	200,000	202,366

See accompanying notes to financial statements.

100

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2042	$485,000	$520,730
Series A, 6.13%, 7/1/2052 (b)	350,000	373,478

		1,416,132

NEW JERSEY — 7.4%
Bayonne, NJ, Redevelopment Agency Revenue Series A, 5.38%, 11/1/2035	520,000	520,057
Camden County, Improvement Authority Revenue 5.00%, 2/15/2033	200,000	220,900
Casino Reinvestment Development Authority Revenue 5.25%, 11/1/2044	500,000	534,220
Garden State Preservation Trust Revenue 4.00%, 11/1/2018	200,000	203,878
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A, 5.00%, 12/1/2024	790,000	861,147
New Jersey, Economic Development Authority Revenue:
4.25%, 6/15/2026	550,000	582,389
4.25%, 6/15/2027	570,000	594,151
5.00%, 6/15/2021	350,000	376,344
5.00%, 3/1/2024	100,000	109,493
5.00%, 6/15/2024	775,000	855,073
5.00%, 3/1/2025	1,000,000	1,079,280
5.00%, 3/1/2026	815,000	888,700
5.00%, 6/15/2030	500,000	561,605
5.00%, 6/1/2032	165,000	187,216
5.13%, 1/1/2034	1,000,000	1,113,470
5.25%, 9/15/2029	50,000	55,059
5.25%, 1/1/2044	750,000	778,867
5.50%, 9/1/2021	700,000	760,753
5.75%, 9/15/2027	1,000,000	1,115,950
7.10%, 11/1/2031 (c) (g)	1,000,000	0
Series A, 5.00%, 7/1/2029	165,000	179,667
Series A, 5.00%, 6/1/2036	390,000	405,175
Series A, 5.00%, 6/15/2037	220,000	229,887
Series A, 5.13%, 6/15/2043	100,000	104,750
Series B, Zero Coupon, 7/1/2027	160,000	116,606
Series EE, 5.25%, 9/1/2024	200,000	216,040
Series N-1, 5.50%, 9/1/2023 (a)	100,000	115,001
Series PP, 5.00%, 6/15/2019	300,000	311,091
Series PP, 5.00%, 6/15/2031	145,000	157,632
New Jersey, Educational Facilities Authority Revenue:
5.00%, 7/1/2025 (a)	100,000	119,172
Series D, 3.50%, 7/1/2044	370,000	376,897
Series D, 5.25%, 7/1/2037	170,000	171,970
Series E, 5.00%, 7/1/2024	100,000	116,333
Series G, 3.50%, 7/1/2031	355,000	363,715
New Jersey, Health Care Facilities Financing Authority Revenue:
3.88%, 7/1/2039	630,000	642,676
5.00%, 7/1/2025	150,000	172,280
5.00%, 7/1/2025	210,000	224,354
5.00%, 7/1/2026	555,000	642,646
5.00%, 9/15/2027	100,000	109,689
5.00%, 7/1/2029	300,000	341,802
5.75%, 7/1/2037	970,000	986,829
Series A, 5.25%, 10/1/2024	110,000	116,584
New Jersey, Higher Education Student Assistance Authority Revenue Series 1, 5.00%, 12/1/2022	385,000	415,126
New Jersey, Transportation Trust Fund Authority Revenue:
Zero Coupon, 12/15/2025	460,000	342,893
Zero Coupon, 12/15/2031	500,000	279,995
Zero Coupon, 12/15/2040	755,000	276,202
Series A, 5.50%, 12/15/2022	1,085,000	1,223,262
Series A, 5.50%, 12/15/2023	3,550,000	4,076,110
Series AA, 5.00%, 6/15/2036	400,000	432,416
Series B, 3.15%, 6/15/2019	320,000	323,443
Series B, 5.25%, 12/15/2023 (a)	150,000	170,187
Series C, Zero Coupon, 12/15/2025 (a)	190,000	142,852
Series D, 5.00%, 6/15/2032	520,000	566,405
New Jersey, Turnpike Authority Revenue Series E, 5.00%, 1/1/2034	800,000	923,728
Salem County, Pollution Control Financing Authority Revenue Series A, 5.00%, 12/1/2023	750,000	815,002
South Jersey Transportation Authority LLC, Revenue Series A, 5.00%, 11/1/2034	150,000	166,340
Tobacco Settlement Financing Corp., NJ, Revenue:
Series 1A, 4.63%, 6/1/2026	2,000,000	2,006,400
Series 1A, 4.75%, 6/1/2034	4,090,000	3,998,629
Series 1A, 5.00%, 6/1/2029	1,355,000	1,354,959
Series 1A, 5.00%, 6/1/2041	4,995,000	4,847,248

		39,980,545

NEW MEXICO — 0.3%
Farmington, NM, Pollution Control Revenue Series D, 5.90%, 6/1/2040	800,000	868,136
Mariposa East Public Improvement District, Special Assessment:
Series A, 5.90%, 9/1/2032	35,000	35,189
Series B, 5.90%, 9/1/2032	140,000	140,757
Series C, 5.90%, 9/1/2032	220,000	208,615
Series D, Zero Coupon, 9/1/2032	190,000	28,500
Winrock Town Center, NM, Tax Increment Development District No. 1, Tax Allocation 6.00%, 5/1/2040 (b)	575,000	587,271

		1,868,468

NEW YORK — 6.2%
Albany Capital Resource Corp., Revenue Series A, 5.00%, 5/1/2026	100,000	119,684
Buffalo & Erie County, NY, Industrial Land Development Corp., Revenue 5.00%, 11/15/2037	1,000,000	1,106,680
Build NYC Resource Corp., Revenue:
5.00%, 1/1/2035 (b)	265,000	295,385
5.25%, 11/1/2034	250,000	264,357
5.50%, 11/1/2044	500,000	522,490
Series A, 5.00%, 4/1/2033	120,000	127,544
Series A, 5.00%, 6/1/2047 (b)	150,000	161,663

See accompanying notes to financial statements.

101

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Chautauqua County, NY, Industrial Development Agency, Exempt Facility Revenue 5.88%, 4/1/2042	$600,000	$628,542
Dutchess County, Local Development Corp., Revenue Series A, 5.00%, 7/1/2045	135,000	155,150
Erie Tobacco Asset Securitization Corp., Revenue Series A, 5.00%, 6/1/2045	615,000	596,236
Glen Cove Local Economic Assistance Corp., Revenue Series C, 5.63%, 1/1/2055 (e)	620,000	515,363
Hempstead Town, NY, Local Development Corp., Revenue 5.00%, 9/1/2038	250,000	280,407
Jefferson County Industrial Development Agency Revenue 5.25%, 1/1/2024 (b)	215,000	203,768
Long Island, NY, Power Authority Electric Systems Revenue 5.00%, 9/1/2038	640,000	736,454
Nassau County Tobacco Settlement Corp., Revenue:
Series A-2, 5.25%, 6/1/2026	610,000	610,098
Series A-3, 5.00%, 6/1/2035	965,000	964,990
Series A-3, 5.13%, 6/1/2046	1,135,000	1,135,000
Nassau County, NY, General Obligation Series B, 5.00%, 4/1/2039	475,000	531,525
Nassau County, NY, Local Economic Assistance Corp., Revenue:
5.00%, 7/1/2023	100,000	114,083
5.00%, 7/1/2033	225,000	251,939
New Rochelle, NY, Industrial Development Agency Revenue 5.25%, 7/1/2027	765,000	602,239
New York Counties Tobacco Trust IV Revenue:
Series A, 5.00%, 6/1/2042	430,000	418,166
Series A, 5.00%, 6/1/2045	740,000	711,162
New York Liberty Development Corp., Revenue:
5.50%, 10/1/2037	145,000	196,355
Series 1, 5.00%, 11/15/2044 (b)	4,750,000	5,166,242
Series 2, 5.00%, 9/15/2043	150,000	163,918
Series 2, 5.38%, 11/15/2040 (b)	1,295,000	1,433,682
New York State Dormitory Authority Revenue:
5.00%, 12/1/2029 (b)	300,000	343,311
5.25%, 7/1/2035	275,000	285,343
Series A, 4.25%, 5/1/2042	745,000	728,372
Series A, 5.50%, 1/1/2039	100,000	111,960
New York State Thruway Authority Revenue:
Series I, 5.00%, 1/1/2023	200,000	225,218
Series I, 5.00%, 1/1/2024	110,000	123,553
New York Transportation Development Corp., Revenue:
5.00%, 1/1/2023	110,000	123,331
5.00%, 8/1/2026	1,360,000	1,462,122
5.00%, 8/1/2031	930,000	993,937
Series A, 5.00%, 7/1/2041	1,265,000	1,391,336
New York, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2023 (a)	550,000	551,386
5.00%, 1/1/2031 (a)	800,000	801,992
5.75%, 10/1/2037 (c)	1,000,000	310,000
7.00%, 3/1/2049 (a)	200,000	212,106
New York, NY, State Convention Center Development Corp., Revenue Series B, Zero Coupon, 11/15/2033	175,000	102,820
New York, State Dormitory Authority Revenue, Non State Supported Debt Series A, 5.00%, 7/1/2026	200,000	237,888
Niagara Area Development Corp., Revenue 5.25%, 11/1/2042 (b)	500,000	500,350
Niagara Frontier Transportation Authority Revenue Series A, 5.00%, 4/1/2028	425,000	480,025
Ramapo, NY, Local Development Corp., Revenue:
5.00%, 3/15/2028	295,000	314,556
5.00%, 3/15/2041	285,000	297,700
Suffolk Tobacco Asset Securitization Corp., Revenue Series C, 6.63%, 6/1/2044	500,000	533,000
Town of Oyster Bay NY, General Obligation Series A, 5.00%, 3/15/2020	365,000	377,498
Troy, NY, Capital Resource Corp., Revenue Series A, 5.13%, 9/1/2040	495,000	529,556
TSASC, Inc., NY, Revenue:
Series A, 5.00%, 6/1/2041	225,000	252,817
Series B, 5.00%, 6/1/2045	905,000	907,905
Series B, 5.00%, 6/1/2048	1,200,000	1,200,864
Westchester County, NY, Industrial Development Agency Revenue 7.00%, 6/1/2046 (b)	700,000	714,273
Westchester County, NY, Local Development Corp., Revenue:
3.75%, 11/1/2037	275,000	276,103
Series A, 5.00%, 6/1/2025 (b)	1,000,000	1,044,630

		33,447,074

NORTH CAROLINA — 0.5%
North Carolina Agricultural & Technical State University Revenue Series A, 4.00%, 10/1/2045	550,000	580,723
North Carolina Capital Facilities Finance Agency Revenue 5.00%, 3/1/2034	500,000	536,800
North Carolina Medical Care Commission Revenue:
5.00%, 10/1/2030	150,000	171,924
5.00%, 7/1/2045	500,000	533,770

See accompanying notes to financial statements.

102

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
North Carolina, Department of Transportation Revenue:
5.00%, 12/31/2037	$250,000	$276,608
5.00%, 6/30/2054	575,000	630,614

		2,730,439

NORTH DAKOTA — 0.1%
Williston Parks & Recreation District Revenue:
Series A, 4.00%, 3/1/2023	355,000	349,618
Series A, 4.00%, 3/1/2032	190,000	166,642

		516,260

OHIO — 5.3%
American Municipal Power, Inc., Revenue 5.00%, 2/15/2038	15,000	15,063
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Series A-2, 5.13%, 6/1/2024	3,340,000	3,181,383
Series A-2, 5.38%, 6/1/2024	2,605,000	2,487,801
Series A-2, 5.75%, 6/1/2034	3,915,000	3,777,858
Series A-2, 5.88%, 6/1/2030	150,000	144,371
Series A-2, 5.88%, 6/1/2047	4,360,000	4,201,078
Series A-2, 6.00%, 6/1/2042	2,235,000	2,170,923
Series A-2, 6.50%, 6/1/2047	2,405,000	2,405,024
Series A-3, 6.25%, 6/1/2037	1,000,000	1,002,980
Series B, Zero Coupon, 6/1/2047	995,000	65,083
Series C, Zero Coupon, 6/1/2052	1,800,000	49,338
Butler County, OH, Port Authority Revenue Series A1, 6.38%, 1/15/2043 (b)	175,000	185,526
City of Middleburg Heights, OH, Health Care Facilities Revenue 4.00%, 8/1/2047	395,000	401,442
County of Cuyahoga, OH, Hospital Revenue:
5.00%, 2/15/2028	800,000	912,376
5.25%, 2/15/2047	100,000	111,162
5.50%, 2/15/2052	100,000	113,156
County of Hamilton, OH, Hospital Revenue 5.00%, 6/1/2042	620,000	689,000
County of Licking, OH, Hospital Revenue Series A, 6.00%, 7/1/2050	200,000	211,860
County of Montgomery, OH, Hospital Revenue 5.45%, 10/1/2038	175,000	195,676
Muskingum, OH, Hospital Revenue:
5.00%, 2/15/2033	1,000,000	1,077,930
5.00%, 2/15/2044	200,000	213,742
Ohio, State Air Quality Development Authority Revenue:
4.25%, 1/15/2038 (b)	215,000	222,099
5.63%, 6/1/2018	555,000	553,646
6.75%, 6/1/2024	500,000	519,940
Series B, 3.63%, 10/1/2033 (d)	250,000	110,550
Series E, 5.63%, 10/1/2019	610,000	630,252
Ohio, State Water Development Authority Revenue:
4.00%, 1/1/2034 (d)	570,000	251,951
Series A, 3.00%, 5/15/2019	250,000	110,583
Series B, 3.63%, 10/1/2033 (d)	325,000	143,715
Series B, 4.00%, 12/1/2033 (d)	375,000	165,870
Series C, 3.95%, 11/1/2032 (d)	125,000	55,274
Port of Greater Cincinnati Development Authority Revenue 5.00%, 12/1/2046	240,000	243,264
Portage County, OH, Port Authority Revenue 5.00%, 6/1/2044	475,000	503,676
Southeastern Ohio Port Authority, Hospital Facilities Revenue:
5.75%, 12/1/2032	100,000	110,448
6.00%, 12/1/2042	550,000	610,665
Toledo-Lucas County, OH, Port Authority Revenue Series A, 5.00%, 7/1/2039	750,000	785,100

		28,629,805

OKLAHOMA — 0.5%
Comanche County Hospital Authority Revenue Series A, 5.00%, 7/1/2032	450,000	470,605
Payne County, OK, Economic Development Authority Revenue:
4.75%, 11/1/2023	300,000	224,109
Series A, 6.88%, 11/1/2046	50,000	37,261
Rogers County, OK, Educational Facilities Authority, Educational Facilities Lease Revenue Series A, 5.00%, 9/1/2020	375,000	405,019
Tulsa Airports Improvement Trust Revenue:
5.00%, 6/1/2035 (d)	1,000,000	1,094,410
Series B, 5.50%, 12/1/2035	600,000	654,036

		2,885,440

OREGON — 0.5%
Hospital Facilities Authority of Multnomah County Oregon Revenue:
5.00%, 12/1/2036	400,000	451,460
Series A, 5.50%, 10/1/2049	1,000,000	1,082,310
Oregon, State Facilities Authority Revenue Series A, 6.38%, 9/1/2040 (b)	750,000	838,950
Salem Hospital Facility Authority Revenue Series A, 4.00%, 5/15/2041	385,000	403,129
Yamhill County Hospital Authority Revenue Series A, 4.00%, 11/15/2026	65,000	67,666

		2,843,515

PENNSYLVANIA — 3.9%
Allegheny County Hospital Development Authority Revenue:
Series A, 5.00%, 4/1/2025	325,000	322,059
Series A, 5.13%, 4/1/2035	500,000	462,960
Allegheny, PA, Industrial Development Authority Revenue 5.75%, 8/1/2042	250,000	250,883

See accompanying notes to financial statements.

103

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Allentown, PA, Neighborhood Improvement Zone Development Authority Revenue 5.00%, 5/1/2042 (b)	$500,000	$538,985
Beaver County Industrial Development Authority Revenue Series B, 3.50%, 12/1/2035 (d)	270,000	119,386
Centre County Hospital Authority Revenue:
Series A, 3.00%, 11/15/2031	120,000	118,651
Series A, 3.75%, 11/15/2041	385,000	395,029
Series A, 4.00%, 11/15/2035	200,000	210,772
Chester County Industrial Development Authority Revenue:
5.00%, 10/1/2034	250,000	270,312
5.00%, 10/1/2044	215,000	228,631
City of Philadelphia PA, General Obligation:
Series A, 5.00%, 7/15/2038	100,000	112,134
Series B, 5.00%, 8/1/2033	110,000	127,149
Cumberland County Municipal Authority Revenue:
5.00%, 1/1/2031	1,000,000	1,125,330
5.00%, 1/1/2038	295,000	322,818
Delaware County, Authority Revenue:
4.00%, 10/1/2019	130,000	130,451
5.25%, 10/1/2032	115,000	114,290
Delaware County, Industrial Development Authority Revenue Series A, 6.13%, 8/15/2040	625,000	571,206
Delaware Valley Regional Finance Authority Revenue 5.75%, 7/1/2032	100,000	128,715
East Hempfield Township Industrial Development Authority Revenue 5.00%, 12/1/2030	100,000	115,359
Fulton County Industrial Development Authority Revenue:
4.00%, 7/1/2028	300,000	297,462
5.00%, 7/1/2040	945,000	981,430
Lancaster County, PA, Hospital Authority:
2.88%, 7/1/2021	250,000	253,453
5.00%, 4/1/2027	420,000	440,231
Lehigh County, PA, General Purpose Authority Revenue 4.00%, 11/1/2041	500,000	520,490
Monroe County, PA, Industrial Development Authority Tax Allocation 6.88%, 7/1/2033 (b)	370,000	379,416
Montgomery County, PA, Industrial Development Authority Revenue:
4.00%, 12/1/2039	700,000	685,951
5.00%, 11/15/2036	475,000	533,900
5.25%, 1/1/2040	205,000	210,426
Moon Industrial Development Authority Revenue 6.00%, 7/1/2045	1,060,000	1,150,376
Northampton County, General Purpose Authority Revenue:
3.88%, 10/1/2045	245,000	242,724
4.00%, 11/1/2034	505,000	548,137
Pennsylvania Economic Development Financing Authority:
5.00%, 12/31/2034	400,000	455,720
6.00%, 6/1/2031	515,000	515,984
Pennsylvania, Commonwealth Financing Authority Revenue Series B, 5.00%, 6/1/2042	560,000	609,806
Pennsylvania, Housing Finance Agency Revenue Series A, 4.25%, 10/1/2035	100,000	103,397
Pennsylvania, State Higher Educational Facilities Authority Revenue:
4.00%, 11/1/2032	170,000	159,812
5.00%, 11/1/2027	755,000	780,104
5.00%, 11/1/2042	140,000	137,259
Series A, 6.50%, 9/1/2038	190,000	207,997
Pennsylvania, Turnpike Commission Highway Revenue:
Series A-1, 5.00%, 12/1/2037	650,000	764,998
Series C, 5.00%, 12/1/2044	235,000	269,341
Philadelphia Authority for Industrial Development 5.00%, 7/1/2037	290,000	311,773
Philadelphia, PA, Airport System Revenue:
Series A, 5.00%, 6/15/2020	295,000	316,494
Series A, 5.00%, 6/15/2022	165,000	181,536
Philadelphia, PA, Authority for Industrial Development Revenue Series A, 4.00%, 9/1/2047	385,000	399,045
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue:
5.00%, 7/1/2032	1,610,000	1,813,359
Series A, 5.63%, 7/1/2042	410,000	455,559
Philadelphia, PA, School District, General Obligation Series E, 5.25%, 9/1/2023	200,000	213,268
Scranton Redevelopment Authority Series A, 5.00%, 11/15/2028	195,000	199,684
Scranton, PA, General Obligation 5.00%, 11/15/2032	380,000	398,757
State Public School Building Authority 5.00%, 4/1/2029	150,000	160,937
Wilkes-Barre, PA, Finance Authority Revenue 5.00%, 11/1/2040	555,000	606,310

		20,970,256

PUERTO RICO — 3.6%
Children’s Trust Fund, Tobacco Settlement Revenue:
5.50%, 5/15/2039	720,000	678,557
5.63%, 5/15/2043	4,840,000	4,592,579
Commonwealth of Puerto Rico, General Obligation Zero Coupon, 7/1/2017 (c)	85,000	15,619

See accompanying notes to financial statements.

104

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Puerto Rico College and University Revenue 5.00%, 6/1/2022	$205,000	$128,637
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Series A, 4.25%, 7/1/2025	315,000	194,119
Series A, 5.00%, 7/1/2033	3,085,000	1,901,131
Series A, 5.13%, 7/1/2037	475,000	292,719
Series A, 5.25%, 7/1/2029	1,250,000	770,312
Series A, 5.25%, 7/1/2042	1,120,000	690,200
Series A, 6.00%, 7/1/2038	2,610,000	1,660,612
Series A, 6.00%, 7/1/2044	1,865,000	1,186,606
Series A, 6.00%, 7/1/2047	100,000	61,900
Puerto Rico Commonwealth, General Obligation:
Zero Coupon, 7/1/2018 (c)	535,000	87,606
Series A, 5.50%, 7/1/2019 (a)	880,000	898,964
Puerto Rico Electric Power Authority Revenue:
Series LL, 5.50%, 7/1/2018 (a)	400,000	403,300
Series RR, 5.00%, 7/1/2022 (a)	135,000	134,131
Series RR, 5.00%, 7/1/2026	140,000	126,301
Series V V, 5.25%, 7/1/2025 (a)	175,000	170,865
Series V V, 5.25%, 7/1/2027 (a)	405,000	446,670
Series V V, 5.25%, 7/1/2030 (a)	125,000	114,475
Puerto Rico Highways & Transportation Authority Revenue:
5.00%, 7/1/2028 (c)	310,000	6,975
Series A, 4.75%, 7/1/2038 (c)	185,000	34,688
Series AA, 5.00%, 7/1/2035 (c)	180,000	108,900
Series CC, 5.50%, 7/1/2030 (c)	100,000	60,500
Series G, 5.00%, 7/1/2033 (c)	105,000	19,688
Series G, 5.00%, 7/1/2042 (c)	755,000	141,562
Series I, 5.00%, 7/1/2026 (c)	185,000	124,412
Series L, 5.25%, 7/1/2022 (c)	140,000	94,150
Series L, 5.25%, 7/1/2038 (a)	250,000	233,070
Series L, 5.25%, 7/1/2041 (a)	125,000	138,271
Series M, 5.00%, 7/1/2046 (c)	285,000	53,438
Series N, 5.25%, 7/1/2030 (a)	615,000	588,912
Series N, 5.25%, 7/1/2031 (a)	675,000	641,189
Series N, 5.25%, 7/1/2039 (c)	350,000	235,375
Series N, 5.50%, 7/1/2023 (c)	110,000	20,625
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue:
Series A, 5.00%, 7/1/2033 (a)	260,000	225,079
Series A, 6.00%, 7/1/2033	100,000	105,233
Puerto Rico Infrastructure Financing Authority Revenue:
Series B, 5.00%, 7/1/2021 (c)	1,000,000	40,000
Series B, 5.00%, 7/1/2022 (c)	140,000	5,600
Series B, 5.00%, 7/1/2037 (c)	510,000	20,400
Series B, 5.00%, 7/1/2041 (c)	330,000	13,200
Series B, 5.00%, 7/1/2046 (c)	555,000	22,200
Series C, 5.50%, 7/1/2020 (c)	160,000	106,400
Series C, 5.50%, 7/1/2021 (c)	110,000	73,150
Series C, 5.50%, 7/1/2023 (a)	115,000	117,453
Series C, 5.50%, 7/1/2024 (a)	415,000	420,636
Series C, 5.50%, 7/1/2026 (a)	290,000	290,577
Series C, 5.50%, 7/1/2027 (a)	470,000	468,618
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
Zero Coupon, 8/1/2031	280,000	11,505
Zero Coupon, 8/1/2033	240,000	8,546
Zero Coupon, 8/1/2034	210,000	6,987
Zero Coupon, 8/1/2036	150,000	4,344
Series A, Zero Coupon, 8/1/2030	145,000	6,189
Series A, Zero Coupon, 8/1/2031	500,000	19,945
Series A, 3.88%, 8/1/2018 (c)	255,000	24,863
Series A, 4.88%, 8/1/2024 (c)	100,000	9,750
Series A, 5.00%, 8/1/2018 (c)	210,000	20,475
Series A, 5.00%, 8/1/2040 (a)	240,000	245,448
Series A, 5.63%, 8/1/2030 (c)	150,000	14,625
Series A, 6.13%, 8/1/2029 (c)	100,000	9,750
Series A-1, Zero Coupon, 8/1/2023	620,000	46,401
Series A-1, 5.00%, 8/1/2043 (c)	420,000	40,950
Series B, 5.00%, 8/1/2019 (c)	100,000	9,750
Series B, 5.00%, 8/1/2024 (c)	400,000	39,000
Series C, Zero Coupon, 8/1/2038	725,000	18,923
Series C, 4.00%, 8/1/2027 (c)	435,000	174,000
Series D, 3.80%, 8/1/2023 (c)	200,000	80,000

		19,757,055

RHODE ISLAND — 0.1%
Rhode Island, State Health & Educational Building Corp., Revenue 5.00%, 5/15/2028	250,000	288,948

SOUTH CAROLINA — 0.9%
Richland County, SC, Environmental Improvement Revenue Series A, 3.88%, 4/1/2023	750,000	809,565
South Carolina Jobs — Economic Development Authority Revenue:
Series A, 5.25%, 8/1/2030	350,000	384,688
Series A, 7.00%, 11/1/2033	270,000	291,176
South Carolina Ports Authority Revenue 4.00%, 7/1/2040.	490,000	512,942
South Carolina Public Service Authority Revenue:
5.25%, 12/1/2055	505,000	579,114
Series A, 5.00%, 12/1/2055	480,000	538,608
Series A, 5.50%, 12/1/2054	320,000	364,931
Series B, 5.13%, 12/1/2043	340,000	381,011
Series D, 5.00%, 12/1/2043	505,000	551,667
Series E, 5.00%, 12/1/2048	505,000	561,055

		4,974,757

TENNESSEE — 0.8%
Bristol Industrial Development Board Revenue Series B, 5.13%, 12/1/2042 (b)	400,000	396,368
Chattanooga-Hamilton County Hospital Authority Revenue 5.00%, 10/1/2039	825,000	910,718
Johnson City Health & Educational Facilities Board Revenue 5.00%, 8/15/2042	415,000	446,440

See accompanying notes to financial statements.

105

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Knox County, TN, Health Educational & Housing Facility Board Revenue 5.00%, 4/1/2031	$240,000	$278,071
Memphis-Shelby County Industrial Development Board Revenue Series A, 5.50%, 7/1/2037	100,000	105,678
Metropolitan Government Nashville & Davidson County Health & Educational Facility Revenue Series A, 5.63%, 6/15/2047 (b)	370,000	370,525
Shelby County Health Educational & Housing Facilities Board Revenue Series A, 5.50%, 9/1/2047	400,000	414,512
Tennessee Energy Acquisition Corp., Gas Revenue:
5.00%, 2/1/2024	100,000	114,925
5.00%, 2/1/2027	245,000	289,661
5.25%, 9/1/2022	190,000	215,173
5.25%, 9/1/2026	550,000	661,887

		4,203,958

TEXAS — 5.7%
Arlington Higher Education Finance Corp., Revenue 5.00%, 8/15/2048	15,000	14,883
Austin Community College District Revenue 3.25%, 2/1/2037	110,000	111,089
Austin Convention Enterprises, Inc., Revenue Series A, 5.00%, 1/1/2034	400,000	458,580
Bexar County, TX, Health Facilities Development Corp., Revenue 4.00%, 7/15/2036	500,000	508,320
Celina, TX, Special Assessment 5.50%, 9/1/2032	400,000	403,448
Central Texas Regional Mobility Authority Revenue 5.00%, 1/1/2022	750,000	834,442
Central Texas, Turnpike System Revenue:
Series C, 5.00%, 8/15/2034	500,000	566,005
Series C, 5.00%, 8/15/2037	500,000	561,825
Clifton Higher Education Finance Corp., Revenue:
Series A, 3.95%, 12/1/2032	115,000	116,484
Series A, 4.35%, 12/1/2042	290,000	292,671
Corpus Christi, TX, Utility System Revenue 3.13%, 7/15/2032	100,000	101,034
Dallas County Flood Control District No. 1, General Obligation 5.00%, 4/1/2028 (b)	500,000	526,800
Dallas/Fort Worth International Airport Revenue Series H, 5.00%, 11/1/2027	140,000	154,311
Decatur Hospital, TX, Authority Revenue Series A, 5.25%, 9/1/2029	335,000	371,860
Flower Mound Town, TX, Special Assessment 6.13%, 9/1/2028	500,000	511,950
Fort Bend County Industrial Development Corp., Revenue Series B, 4.75%, 11/1/2042	385,000	399,769
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	250,000	261,442
Hale Center Education Facilities Corp., Revenue 5.00%, 3/1/2035	150,000	160,993
Harris County Cultural Education Facilities Finance Corp., Revenue Series A, 5.13%, 1/1/2048	120,000	124,026
Harris County Municipal Utility District No. 165, General Obligation 3.25%, 3/1/2029	100,000	104,021
Houston, TX, Airport System Revenue:
4.50%, 7/1/2020	1,150,000	1,207,281
Series A, 5.00%, 7/1/2024	100,000	109,474
Series A, 6.50%, 7/15/2030	300,000	333,777
Series B-2, 5.00%, 7/15/2020	1,500,000	1,594,140
Series C, 5.00%, 7/15/2020	500,000	531,380
Love Field, TX, Airport Modernization Corp., Revenue 5.25%, 11/1/2040	660,000	713,744
Lower Colorado River Authority Revenue 5.00%, 5/15/2024	110,000	123,780
Matagorda County Navigation District No. 1, Revenue Series A, 4.40%, 5/1/2030 (a)	235,000	265,066
Mesquite Health Facility Development Corp., Revenue 5.13%, 2/15/2042	1,000,000	1,046,100
Mission Economic Development Corp., Revenue:
6.50%, 12/1/2033 (b)	665,000	664,927
7.75%, 1/1/2045 (b)	940,000	796,810
New Hope, Cultural Education Facilities Corp., Revenue:
5.00%, 1/1/2047	500,000	528,940
5.00%, 7/1/2047	1,000,000	816,640
5.50%, 1/1/2049	1,000,000	1,074,320
Series A, 4.25%, 8/15/2027 (b)	250,000	252,220
Series A, 5.00%, 4/1/2046	335,000	361,003
North East Texas Regional Mobility Authority Revenue 5.00%, 1/1/2030	225,000	257,636
North Harris County Regional Water Authority Revenue 3.00%, 12/15/2036	180,000	177,687
North Texas Tollway Authority Series I, 6.20%, 1/1/2042 (a)	180,000	225,248
Port Freeport, TX, Revenue Series B2, 4.95%, 5/15/2033	145,000	148,331
Red River Education Finance Corp., Revenue 5.00%, 6/1/2046	720,000	804,751
Red River Health Facilities Development Corp., Revenue:
7.25%, 12/15/2047 (c)	200,000	124,000
Series A, 7.50%, 11/15/2034	1,000,000	1,161,990
Rowlett, TX, Special Assessment 5.75%, 9/15/2036	100,000	97,751
SA Energy Acquisition Public Facility Corp., Revenue:
5.50%, 8/1/2025	105,000	126,379
5.50%, 8/1/2027	110,000	135,316

See accompanying notes to financial statements.

106

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Tarrant County, TX, Cultural Education Facilities Finance Corp., Revenue:
4.00%, 5/15/2027	$500,000	$507,720
4.50%, 11/15/2021	1,500,000	1,500,165
4.50%, 11/15/2036	150,000	152,154
5.00%, 10/1/2044	200,000	215,754
5.63%, 11/15/2041	500,000	516,180
6.75%, 11/15/2052	300,000	335,763
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Series D, 6.25%, 12/15/2026	825,000	991,056
Texas Private Activity Bond Surface Transportation Corp., Revenue:
5.00%, 12/31/2045	350,000	388,654
5.00%, 12/31/2055	490,000	540,509
7.00%, 6/30/2040	475,000	530,846
Texas, Municipal Gas Acquisition & Supply Corp. III, Revenue:
5.00%, 12/15/2022	675,000	761,488
5.00%, 12/15/2026	25,000	28,266
5.00%, 12/15/2030	330,000	368,999
5.00%, 12/15/2031	500,000	557,855
Travis County, TX, Health Facilities Development Corp., Revenue 7.13%, 1/1/2046	180,000	206,910
Tyler Health Facilities Development Corp., Revenue:
Series A, 5.25%, 11/1/2021	100,000	100,077
Series A, 5.38%, 11/1/2037	1,040,000	1,039,969
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	400,621
6.25%, 9/1/2040	370,000	376,031
6.38%, 9/1/2045	505,000	513,964
Wood County Central Hospital District Revenue 6.00%, 11/1/2041	575,000	604,152

		30,899,777

U. S. VIRGIN ISLANDS — 0.7%
Virgin Islands Public Finance Authority, Revenue:
5.00%, 10/1/2030	1,000,000	440,000
Series A, 4.00%, 10/1/2022	110,000	51,013
Series A, 5.00%, 10/1/2024	100,000	44,500
Series A, 5.00%, 10/1/2025	10,000	6,250
Series A, 5.00%, 10/1/2029	1,080,000	675,000
Series A, 5.00%, 10/1/2032	415,000	259,375
Series A, 5.00%, 10/1/2032	710,000	311,512
Series A, 6.00%, 10/1/2039	500,000	265,000
Series A1, 4.50%, 10/1/2024	350,000	218,750
Series A1, 5.00%, 10/1/2029	100,000	62,500
Series A1, 5.00%, 10/1/2039	155,000	96,875
Series B, 5.00%, 10/1/2025	420,000	233,100
Series B, 5.25%, 10/1/2029	695,000	385,725
Series B, 6.63%, 10/1/2029	750,000	408,750
Virgin Islands Water & Power Authority, Revenue:
Series A, 4.00%, 7/1/2021	115,000	70,150
Series A, 5.00%, 7/1/2031	820,000	401,800

		3,930,300

UTAH — 0.4%
County of Box Elder UT Series A, 8.00%, 12/1/2039 (b)	320,000	316,739
County of Salt Lake UT Series A-1, 5.00%, 12/1/2033 (d)	1,000,000	1,032,780
Utah, State Charter School Finance Authority Revenue:
Series A, 5.80%, 6/15/2038	600,000	601,128
Series A, 7.00%, 7/15/2045	110,000	118,368

		2,069,015

VERMONT — 0.2%
University of Vermont & State Agricultural College Revenue 4.00%, 10/1/2037	105,000	111,562
Vermont Economic Development Authority Revenue Series A, 5.00%, 5/1/2047	1,000,000	1,060,370
Vermont, State Student Assistance Corp., Revenue Series B, 4.50%, 6/15/2045	115,000	118,754

		1,290,686

VIRGINIA — 1.6%
Amherst Industrial Development Authority Revenue 5.00%, 9/1/2026	140,000	132,812
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (b)	335,000	346,832
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue Series A, 5.00%, 7/15/2047	50,000	54,408
Fairfax County Economic Development Authority Revenue 5.00%, 10/1/2036	600,000	674,316
Henrico County Economic Development Authority Revenue Series C, 5.00%, 12/1/2047	1,000,000	1,061,780
Lexington, Industrial Development Authority Revenue:
4.00%, 1/1/2031	110,000	114,472
Series A, 5.00%, 1/1/2048	155,000	167,242
Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (b)	980,000	1,009,047
Newport News Economic Development Authority Revenue 5.00%, 12/1/2038	500,000	531,860
Norfolk Redevelopment & Housing Authority Revenue 5.38%, 1/1/2035	250,000	266,708
Stafford County Economic Development Authority Revenue 4.00%, 6/15/2037	300,000	309,114
Tobacco Settlement Financing Corp., VA, Revenue:
Series B1, 5.00%, 6/1/2047	1,600,000	1,551,984
Series C, Zero Coupon, 6/1/2047	500,000	41,315
Virginia College Building Authority, Revenue Series A, 5.00%, 7/1/2030 (b)	875,000	959,052

See accompanying notes to financial statements.

107

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Virginia, Small Business Financing Authority Revenue:
5.00%, 10/1/2024	$400,000	$470,104
5.00%, 7/1/2034	500,000	541,100
Series SR, 5.50%, 1/1/2042	250,000	278,432

		8,510,578

WASHINGTON — 0.9%
Port of Seattle Industrial Development Corp., Revenue 5.00%, 4/1/2030	700,000	773,871
Port of Seattle, WA, Airport Authority Revenue Series C, 5.00%, 5/1/2031	130,000	155,097
Tacoma Consolidated Local Improvement Districts Revenue 5.75%, 4/1/2043	320,000	320,266
Washington Economic Development Finance Authority Revenue 7.50%, 1/1/2032 (b)	535,000	641,074
Washington, Health Care Facilities Authority Revenue:
4.00%, 7/1/2036	480,000	491,880
Series A, 5.00%, 2/1/2041	680,000	718,250
Washington, State Housing Finance Commission Revenue:
Series A, 6.00%, 7/1/2025 (b)	475,000	505,300
Series A, 6.75%, 7/1/2035 (b)	640,000	685,350
Series A, 7.00%, 7/1/2045 (b)	345,000	372,262
Series B, 2.80%, 7/1/2021 (b)	440,000	439,991

		5,103,341

WEST VIRGINIA — 0.2%
County of Pleasants, WV, Utility Revenue Series E, 5.25%, 10/15/2037	500,000	500,005
Monongalia County Commission Special District Revenue 5.50%, 6/1/2037 (b)	225,000	234,160
West Virginia Economic Development Authority Revenue 5.38%, 12/1/2038	140,000	152,176
West Virginia Hospital Finance Authority Revenue Series A, 5.00%, 9/1/2026	100,000	113,631

		999,972

WISCONSIN — 2.7%
Platteville Redevelopment Authority, Revenue 5.00%, 7/1/2042	335,000	348,936
Public Finance Authority Revenue:
4.00%, 8/1/2035	940,000	927,122
5.00%, 9/1/2030 (b)	400,000	423,408
5.25%, 4/1/2030	775,000	840,526
5.25%, 3/1/2035 (b)	750,000	784,065
5.25%, 5/15/2052 (b)	1,300,000	1,413,438
5.88%, 4/1/2045	530,000	581,447
5.88%, 6/15/2047 (b)	800,000	797,192
6.20%, 10/1/2042	325,000	348,914
6.25%, 10/1/2031 (b)	200,000	202,004
6.75%, 12/1/2042 (b)	3,000,000	3,513,840
8.63%, 6/1/2047 (b)	600,000	689,706
Series A, 5.00%, 6/15/2037 (b)	100,000	100,066
Series A, 5.13%, 10/1/2045	415,000	422,744
Series A, 5.13%, 6/1/2048 (b)	350,000	356,566
Series A, 5.20%, 6/1/2037	1,000,000	1,004,380
Series A, 5.38%, 7/15/2047 (b)	500,000	514,835
Wisconsin Health & Educational Facilities Authority Revenue:
4.00%, 8/15/2038	110,000	114,899
5.00%, 8/1/2037	150,000	154,016
5.50%, 5/1/2034	350,000	365,344
3.50%, 7/1/2040	625,000	596,812
4.00%, 7/1/2046	335,000	340,313

		14,840,573

TOTAL MUNICIPAL BONDS & NOTES (Cost $524,671,585)		532,061,594

	Shares
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (h) (i) (Cost $4,843,701)	4,843,701	4,843,701

TOTAL INVESTMENTS — 98.8% (Cost $529,515,286)		536,905,295
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		6,294,474

NET ASSETS — 100.0%		$543,199,769

(a)	Bond is insured by the following:

% of Net Assets
National Public Finance Guaranty Corp.	0.3%
Assured Guaranty Municipal Corp.	0.6%
Ambac Financial Group	1.7%
Assured Guaranty Corp.	0.1%

(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 12.5% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is currently in default and/or issuer is in bankruptcy.
(d)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(e)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of December 31, 2017. Maturity date shown is the final maturity.
(f)	When-issued security.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2017, total aggregate fair value of securities is $0 representing 0.0% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2017.

See accompanying notes to financial statements.

108

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Alabama	$—	$9,942,443	$—		$9,942,443
Alaska	—	2,217,337	—		2,217,337
Arizona	—	10,894,971	—		10,894,971
Arkansas	—	2,665,053	—		2,665,053
California	—	72,371,448	—		72,371,448
Colorado	—	20,520,971	—		20,520,971
Connecticut	—	9,455,889	—		9,455,889
Delaware	—	740,680	—		740,680
District of Columbia	—	2,200,253	—		2,200,253
Florida	—	35,427,081	0	(a)	35,427,081
Georgia	—	3,415,816	—		3,415,816
Guam	—	3,057,216	—		3,057,216
Hawaii	—	356,363	—		356,363
Idaho	—	726,848	—		726,848
Illinois	—	54,049,783	—		54,049,783
Indiana	—	9,116,895	—		9,116,895
Iowa	—	6,147,270	—		6,147,270
Kansas	—	3,212,758	—		3,212,758
Kentucky	—	4,241,037	—		4,241,037
Louisiana	—	5,983,787	—		5,983,787
Maine	—	3,050,439	—		3,050,439
Maryland	—	6,912,880	—		6,912,880
Massachusetts	—	5,706,882	—		5,706,882
Michigan	—	10,638,547	—		10,638,547
Minnesota	—	6,955,024	—		6,955,024
Mississippi	—	1,198,585	—		1,198,585
Missouri	—	5,152,630	—		5,152,630
Montana	—	436,482	—		436,482
Nebraska	—	363,113	—		363,113
Nevada	—	2,746,219	—		2,746,219
New Hampshire	—	1,416,132	—		1,416,132
New Jersey	—	39,980,545	0	(a)	39,980,545
New Mexico	—	1,868,468	—		1,868,468
New York	—	33,447,074	—		33,447,074
North Carolina	—	2,730,439	—		2,730,439
North Dakota	—	516,260	—		516,260
Ohio	—	28,629,805	—		28,629,805
Oklahoma	—	2,885,440	—		2,885,440
Oregon	—	2,843,515	—		2,843,515
Pennsylvania	—	20,970,256	—		20,970,256
Puerto Rico	—	19,757,055	—		19,757,055
Rhode Island	—	288,948	—		288,948
South Carolina	—	4,974,757	—		4,974,757
Tennessee	—	4,203,958	—		4,203,958
Texas	—	30,899,777	—		30,899,777
U. S. Virgin Islands	—	3,930,300	—		3,930,300
Utah	—	2,069,015	—		2,069,015
Vermont	—	1,290,686	—		1,290,686
Virginia	—	8,510,578	—		8,510,578
Washington	—	5,103,341	—		5,103,341

See accompanying notes to financial statements.

109

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
West Virginia	$—	$999,972	$—	$999,972
Wisconsin	—	14,840,573	—	14,840,573
Short-Term Investments	4,843,701	—	—	4,843,701

TOTAL INVESTMENTS	$4,843,701	$532,061,594	$—	$536,905,295

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2017.

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,784,869	$1,784,869	$62,957,752	$59,898,920	$—	$—	4,843,701	$4,843,701	$26,108

See accompanying notes to financial statements.

110

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111

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (Unaudited)

	SPDR Bloomberg Barclays Intermediate Term Treasury ETF	SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	SPDR Bloomberg Barclays Mortgage Backed Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$697,240,422	$19,038,160	$230,841,022
Investments in affiliated issuers, at value	19,858,659	435,765	15,579,297

Total Investments	717,099,081	19,473,925	246,420,319
Foreign currency, at value	—	—	—
Cash	—	—	—
Receivable for investments sold	1,746,638	2,974	1,621,917
Receivable for fund shares sold	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—
Interest receivable — unaffiliated issuers	3,668,769	185,430	645,711
Securities lending income receivable — unaffiliated issuers	152	61	—
Securities lending income receivable — affiliated issuers	4,961	275	—
Receivable from Adviser	—	—	3,937
Receivable for foreign taxes recoverable	—	141	—

TOTAL ASSETS	722,519,601	19,662,806	248,691,884

LIABILITIES
Due to custodian	49	—	—
Payable upon return of securities loaned	13,013,644	258,115	—
Payable for investments purchased	8,202,698	—	16,809,492
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—
Deferred foreign taxes payable	—	—	—
Advisory fee payable	60,271	2,632	39,366
Trustees’ fees and expenses payable	—	31	488
Accrued expenses and other liabilities	—	—	106

TOTAL LIABILITIES	21,276,662	260,778	16,849,452

NET ASSETS	$701,242,939	$19,402,028	$231,842,432

NET ASSETS CONSIST OF:
Paid-in Capital	$713,164,319	$19,406,970	$242,747,356
Undistributed (distribution in excess of) net investment income (loss)	(879,494)	(38,092)	(1,489,704)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(404,902)	(285,152)	(6,884,656)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers**	(10,636,984)	318,302	(2,530,564)
Forward foreign currency exchange contracts	—	—	—
Foreign currency transactions	—	—	—

NET ASSETS	$701,242,939	$19,402,028	$231,842,432

NET ASSET VALUE PER SHARE
Net asset value per share	$59.43	$32.34	$26.05

Shares outstanding (unlimited amount authorized, $0.01 par value)	11,800,168	600,000	8,900,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$707,877,406	$18,719,858	$233,371,586
Investments in affiliated issuers	19,858,659	435,765	15,579,297

Total cost of investments	$727,736,065	$19,155,623	$248,950,883

Foreign currency, at cost.	$—	$—	$—

* Includes investments in securities on loan, at value	$12,765,833	$573,159	$—

** Includes deferred foreign taxes	$—	$—	$—

See accompanying notes to financial statements.

112

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	SPDR Bloomberg Barclays International Corporate Bond ETF	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	SPDR ICE BofAML Crossover Corporate Bond ETF	SPDR Dorsey Wright Fixed Income Allocation ETF	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

$224,479,916	$196,432,656	$1,648,559,397	$56,627,842	$—	$415,342,559
7,423	213,956	22,822,141	1,428,713	130,503,812	1,757,979

224,487,339	196,646,612	1,671,381,538	58,056,555	130,503,812	417,100,538
6,669,038	1,169,333	—	—	—	3,633,756
—	7,464	26,165	—	—	69,316
10,118,598	648,495	—	216	—	14,143,271
—	3,519,264	—	—	245	20,667,993
—	4,049	—	—	—	4,021
1,849,125	2,344,718	4,489,945	722,495	90	6,320,036
—	—	1,131	7	213	—
—	—	2,787	442	872	—
—	—	—	4,439	65,872	—
100,360	1,895	2,399	640	—	37,907

243,224,460	204,341,830	1,675,903,965	58,784,794	130,571,104	461,976,838

—	—	—	202	—	—
—	—	11,250,025	771,613	10,008,938	—
15,310,570	3,641,663	—	—	—	35,425,536
—	21,644	—	—	—	8,480
—	—	—	—	—	149,567
67,196	80,378	207,592	17,421	56,144	127,194
53	92	—	—	—	256
—	—	106	—	117	—

15,377,819	3,743,777	11,457,723	789,236	10,065,199	35,711,033

$227,846,641	$200,598,053	$1,664,446,242	$57,995,558	$120,505,905	$426,265,805

$219,206,137	$194,197,256	$1,662,206,360	$57,286,722	$121,552,382	$426,149,676
(1,284,990)	189,880	(2,207,739)	(171,705)	(526,812)	(313,672)
2,177,006	(179,767)	(467,072)	(503,236)	(347,817)	(4,512,924)

7,678,412	6,303,946	4,914,693	1,383,777	(171,848)	4,872,543
70,076	104,333	—	—	—	74,641
—	(17,595)	—	—	—	(4,459)

$227,846,641	$200,598,053	$1,664,446,242	$57,995,558	$120,505,905	$426,265,805

$32.09	$35.19	$30.65	$26.36	$25.24	$29.60

7,100,000	5,700,000	54,300,000	2,200,000	4,775,000	14,400,000

$216,801,504	$190,128,710	$1,643,644,704	$55,244,065	$—	$410,320,449
7,423	213,956	22,822,141	1,428,713	130,675,660	1,757,979

$216,808,927	$190,342,666	$1,666,466,845	$56,672,778	$130,675,660	$412,078,428

$6,678,068	$1,146,396	$—	$—	$—	$3,616,806

$—	$—	$17,418,352	$756,629	$22,561,193	$—

$—	$—	$—	$—	$—	$149,567

113

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

December 31, 2017 (Unaudited)

SPDR Nuveen S&P High Yield Municipal Bond ETF
ASSETS
Investments in unaffiliated issuers, at value	$532,061,594
Investments in affiliated issuers, at value	4,843,701

Total Investments	536,905,295
Interest receivable — unaffiliated issuers	6,499,412
Receivable from Adviser	24,037
Other Receivable	19,650

TOTAL ASSETS	543,448,394

LIABILITIES
Due to custodian	17,271
Advisory fee payable	231,354

TOTAL LIABILITIES	248,625

NET ASSETS	$543,199,769

NET ASSETS CONSIST OF:
Paid-in Capital	$559,250,505
Undistributed (distribution in excess of) net investment income (loss)	314,642
Accumulated net realized gain (loss) on investments	(23,755,387)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	7,390,009

NET ASSETS	$543,199,769

NET ASSET VALUE PER SHARE
Net asset value per share	$56.00

Shares outstanding (unlimited amount authorized, $0.01 par value)	9,700,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$524,671,585
Investments in affiliated issuers	4,843,701

Total cost of investments	$529,515,286

See accompanying notes to financial statements.

114

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115

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2017 (Unaudited)

	SPDR Bloomberg Barclays Intermediate Term Treasury ETF	SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	SPDR Bloomberg Barclays Mortgage Backed Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$4,993,953	$407,543	$2,763,539
Dividend income — unaffiliated issuers	—	—	—
Unaffiliated securities lending income	257	714	—
Affiliated securities lending income	12,181	5,474	—
Foreign taxes withheld	—	—	—
Other Income	117	—	—

TOTAL INVESTMENT INCOME (LOSS)	5,006,508	413,731	2,763,539

EXPENSES
Advisory fee	319,046	19,981	221,668
Trustees’ fees and expenses	4,447	262	2,624
Miscellaneous expenses	99	6	59

TOTAL EXPENSES	323,592	20,249	224,351

Expenses waived/reimbursed by the Adviser	—	—	(22,167)

NET EXPENSES	323,592	20,249	202,184

NET INVESTMENT INCOME (LOSS)	4,682,916	393,482	2,561,355

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(244,936)	68,572	(265,560)
In-kind redemptions — unaffiliated issuers	(22,847)	188,285	—
Forward foreign currency exchange contracts	—	—	—
Foreign currency transactions	—	—	—

Net realized gain (loss)	(267,783)	256,857	(265,560)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(6,080,898)	(106,454)	(256,778)
Forward foreign currency exchange contracts	—	—	—
Foreign currency translations	—	—	—

Net change in unrealized appreciation/depreciation	(6,080,898)	(106,454)	(256,778)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(6,348,681)	150,403	(522,338)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,665,765)	$543,885	$2,039,017

* Includes foreign capital gain taxes	$—	$—	$—

** Includes foreign deferred taxes	$—	$—	$—

See accompanying notes to financial statements.

116

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	SPDR Bloomberg Barclays International Corporate Bond ETF	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	SPDR ICE BofAML Crossover Corporate Bond ETF	SPDR Dorsey Wright Fixed Income Allocation ETF	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

$460,069	$1,246,240	$12,440,460	$1,041,672	$483	$5,928,104
—	—	—	—	2,637,936	—
—	—	8,601	7	213	—
—	—	12,607	3,030	5,199	—
(103,521)	(16,510)	4,619	—	—	(364,953)
—	8	1,751	33	—	—

356,548	1,229,738	12,468,038	1,044,742	2,643,831	5,563,151

380,467	430,187	1,021,773	95,599	263,458	430,737
1,691	1,374	9,973	372	505	1,415
1,328	2,108	246	9	—	485

383,486	433,669	1,031,992	95,980	263,963	432,637

—	—	—	(24,272)	(188,811)	—

383,486	433,669	1,031,992	71,708	75,152	432,637

(26,938)	796,069	11,436,046	973,034	2,568,679	5,130,514

1,983,737	(165,044)	132,955	146,346	195,210	(924,898)
—	422,287	237,897	—	—	200,273
—	3,810	—	—	—	—
199,939	(3,052)	—	—	—	(209,919)

2,183,676	258,001	370,852	146,346	195,210	(934,544)

4,383,683	9,537,984	468,623	15,283	(1,114,302)	6,101,653
—	(5,583)	—	—	—	(4,459)
12,096	26,093	—	—	—	36,495

4,395,779	9,558,494	468,623	15,283	(1,114,302)	6,133,689

6,579,455	9,816,495	839,475	161,629	(919,092)	5,199,145

$6,552,517	$10,612,564	$12,275,521	$1,134,663	$1,649,587	$10,329,659

$—	$—	$—	$—	$—	$(845)

$—	$—	$—	$—	$—	$(66,386)

117

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended December 31, 2017 (Unaudited)

SPDR Nuveen S&P High Yield Municipal Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$12,116,559

EXPENSES
Advisory fee	1,473,292
Trustees’ fees and expenses	4,864
Miscellaneous expenses	124

TOTAL EXPENSES	1,478,280

Expenses waived/reimbursed by the Adviser	(152,193)

NET EXPENSES	1,326,087

NET INVESTMENT INCOME (LOSS)	10,790,472

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers.	(20,539,857)
In-kind redemptions — unaffiliated issuers	1,746,624

Net realized gain (loss)	(18,793,233)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers.	6,336,297

NET REALIZED AND UNREALIZED GAIN (LOSS)	(12,456,935)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,666,464)

See accompanying notes to financial statements.

118

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119

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended December 31, 2017 (Unaudited)

	SPDR Bloomberg Barclays Intermediate Term Treasury ETF		SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,682,916	$6,035,546	$393,482	$899,902
Net realized gain (loss)	(267,783)	(47,158)	256,857	131,032
Net change in unrealized appreciation/depreciation	(6,080,898)	(11,854,061)	(106,454)	(301,221)

Net increase (decrease) in net assets resulting from operations	(1,665,765)	(5,865,673)	543,885	729,713

Net equalization credits and charges	230,939	(6,045)	(7,890)	8,861

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,807,427)	(5,942,167)	(462,006)	(896,556)
Net realized gains	—	—	—	—

Total distributions to shareholders	(5,807,427)	(5,942,167)	(462,006)	(896,556)

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares sold	282,234,914	187,212,264	—	6,323,389
Cost of shares redeemed	(17,817,793)	(168,895,319)	(9,708,799)	(3,187,183)
Net income equalization	(230,939)	6,045	7,890	(8,861)
Other capital	384	323	—	48

Net increase (decrease) in net assets from beneficial interest transactions	264,186,566	18,323,313	(9,700,909)	3,127,393

Net increase (decrease) in net assets during the period	256,944,313	6,509,428	(9,626,920)	2,969,411
Net assets at beginning of period	444,298,626	437,789,198	29,028,948	26,059,537

NET ASSETS AT END OF PERIOD	$701,242,939	$444,298,626	$19,402,028	$29,028,948

Undistributed (distribution in excess of) net investment income (loss)	$(879,494)	$245,017	$(38,092)	$30,432

SHARES OF BENEFICIAL INTEREST:
Shares sold	4,700,000	3,100,000	—	200,000
Shares redeemed	(300,000)	(2,800,000)	(300,000)	(100,000)

Net increase (decrease)	4,400,000	300,000	(300,000)	100,000

See accompanying notes to financial statements.

120

SPDR Bloomberg Barclays Mortgage Backed Bond ETF		SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17

$2,561,355	$6,147,405	$(26,938)	$204,016
(265,559)	(3,068,088)	2,183,676	(848,926)
(256,779)	(5,421,444)	4,395,779	(1,282,950)

2,039,017	(2,342,127)	6,552,517	(1,927,860)

(7,002)	110,474	—	—

(4,038,595)	(9,048,574)	(920,712)	—
—	—	—	(227,044)

(4,038,595)	(9,048,574)	(920,712)	(227,044)

36,690,029	167,086,772	25,427,140	18,306,099
(28,812,588)	(155,463,095)	—	(3,017,908)
7,002	(110,474)	—	—
31,470	115,110	7,414	16,371

7,915,913	11,628,313	25,434,554	15,304,562

5,909,333	348,086	31,066,358	14,220,436
225,933,099	225,585,013	196,780,282	182,559,846

$231,842,432	$225,933,099	$227,846,641	$196,780,282

$(1,489,704)	$(12,464)	$(1,284,990)	$(337,340)

1,400,000	6,200,000	800,000	600,000
(1,100,000)	(5,900,000)	—	(100,000)

300,000	300,000	800,000	500,000

121

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the Six Months Ended December 31, 2017 (Unaudited)

	SPDR Bloomberg Barclays International Corporate Bond ETF		SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$796,069	$1,950,313	$11,436,046	$10,939,062
Net realized gain (loss)	258,001	(6,110,601)	370,852	220,335
Net change in unrealized appreciation/depreciation	9,558,494	6,768,879	468,623	4,663,061

Net increase (decrease) in net assets resulting from operations	10,612,564	2,608,591	12,275,521	15,822,458

Net equalization credits and charges	—	—	288,248	331,418

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(608,105)	—	(14,742,453)	(10,198,498)
Net realized gains	—	(13,096)	—	—

Total distributions to shareholders	(608,105)	(13,096)	(14,742,453)	(10,198,498)

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares sold	48,180,726	86,532,919	466,716,808	694,880,229
Cost of shares redeemed	(6,923,858)	(79,374,474)	(30,682,465)	(33,679,196)
Net income equalization	—	—	(288,248)	(331,418)
Other capital	50,783	24,116	65,444	134,495

Net increase (decrease) in net assets from beneficial interest transactions	41,307,651	7,182,561	435,811,539	661,004,110

Net increase (decrease) in net assets during the period	51,312,110	9,778,056	433,632,855	666,959,488
Net assets at beginning of period.	149,285,943	139,507,887	1,230,813,387	563,853,899

NET ASSETS AT END OF PERIOD	$200,598,053	$149,285,943	$1,664,446,242	$1,230,813,387

Undistributed (distribution in excess of) net investment income (loss)	$189,880	$1,916	$(2,207,739)	$1,098,668

SHARES OF BENEFICIAL INTEREST:
Shares sold	1,400,000	2,700,000	15,200,000	22,700,000
Shares redeemed	(200,000)	(2,500,000)	(1,000,000)	(1,100,000)

Net increase (decrease)	1,200,000	200,000	14,200,000	21,600,000

See accompanying notes to financial statements.

122

SPDR ICE BofAML Crossover Corporate Bond ETF		SPDR Dorsey Wright Fixed Income Allocation ETF
Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17

$973,034	$1,659,747	$2,568,679	$879,571
146,346	170,274	195,210	(493,724)
15,283	666,537	(1,114,302)	697,108

1,134,663	2,496,558	1,649,587	1,082,955

(32,186)	6,502	(13,745)	70,172

(1,294,334)	(1,636,974)	(3,172,683)	(818,268)
—	—	—	—

(1,294,334)	(1,636,974)	(3,172,683)	(818,268)

13,190,642	7,808,650	65,818,503	66,833,717
—	—	(1,277,418)	(25,148,275)
32,186	(6,502)	13,745	(70,172)
365	5	—	—

13,223,193	7,802,153	64,554,830	41,615,270

13,031,336	8,668,239	63,017,989	42,060,297
44,964,222	36,295,983	57,487,916	15,427,619

$57,995,558	$44,964,222	$120,505,905	$57,487,916

$(171,705)	$149,595	$(526,812)	$77,192

500,000	300,000.0	2,575,000	2,650,000
—	—	(50,000)	(1,000,000)

500,000	300,000	2,525,000	1,650,000

123

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the Six Months Ended December 31, 2017 (Unaudited)

	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF		SPDR Nuveen S&P High Yield Municipal Bond ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,130,514	$7,571,442	$10,790,472	$20,501,800
Net realized gain (loss)	(934,544)	(7,050,418)	(18,793,233)	2,424,847
Net change in unrealized appreciation/depreciation	6,133,689	2,443,733	6,336,297	(22,761,947)

Net increase (decrease) in net assets resulting from operations .	10,329,659	2,964,757	(1,666,464)	164,700

Net equalization credits and charges	—	—	(29,339)	112,076

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,256,967)	—	(12,150,171)	(19,941,360)

Total distributions to shareholders	(5,256,967)	—	(12,150,171)	(19,941,360)

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares sold	299,171,961	38,781,071	68,911,206	223,386,194
Cost of shares redeemed	(8,871,887)	(116,875,187)	(118,793,139)	(87,336,543)
Net income equalization	—	—	29,339	(112,076)
Other capital	455,525	294,969	20,381	261,913

Net increase (decrease) in net assets from beneficial interest transactions	290,755,599	(77,799,147)	(49,832,213)	136,199,488

Net increase (decrease) in net assets during the period	295,828,291	(74,834,390)	(63,678,187)	116,534,904
Net assets at beginning of period	130,437,514	205,271,904	606,877,956	490,343,052

NET ASSETS AT END OF PERIOD	$426,265,805	$130,437,514	$543,199,769	$606,877,956

Undistributed (distribution in excess of) net investment income (loss)	$(313,672)	$(187,219)	$314,642	$1,674,341

SHARES OF BENEFICIAL INTEREST:
Shares sold	10,200,000	1,400,000	1,200,000	3,900,000
Shares redeemed	(300,000)	(4,300,000)	(2,100,000)	(1,500,000)

Net increase (decrease)	9,900,000	(2,900,000)	(900,000)	2,400,000

See accompanying notes to financial statements.

124

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Intermediate Term Treasury ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$60.04		$61.66	$60.06	$59.72	$59.66	$61.31

Income (loss) from investment operations:
Net investment income (loss) (a)	0.44		0.76	0.75	0.68	0.69	0.90
Net realized and unrealized gain (loss) (b)	(0.53)		(1.63)	1.58	0.31	0.14	(1.34)

Total from investment operations	(0.09)		(0.87)	2.33	0.99	0.83	(0.44)

Net equalization credits and charges (a)	0.02		0.00 (c)	0.01	0.02	(0.01)	(0.01)

Other capital (a)	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	—

Distributions to Shareholders from:
Net investment income	(0.54)		(0.75)	(0.74)	(0.67)	(0.71)	(0.91)
Net realized gains	—		—	—	—	(0.05)	(0.29)

Total distributions	(0.54)		(0.75)	(0.74)	(0.67)	(0.76)	(1.20)

Net asset value, end of period	$59.43		$60.04	$61.66	$60.06	$59.72	$59.66

Total return (d)	(0.12)%		(1.42)%	3.92%	1.69%	1.39%	(0.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$701,243		$444,299	$437,789	$294,311	$167,232	$173,012
Ratios to average net assets:
Total expenses	0.10	%(e)	0.10%	0.10%	0.12%	0.14%	0.14%
Net investment income (loss)	1.47	%(e)	1.26%	1.24%	1.13%	1.16%	1.48%
Portfolio turnover rate (f)	10	%(g)	25%	33%	27%	32%	32%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

125

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$32.25		$32.57	$31.53	$32.28	$31.22	$32.02

Income (loss) from investment operations:
Net investment income (loss) (a)	0.51		0.99	0.97	0.96	1.08	1.08
Net realized and unrealized gain (loss) (b)	0.19		(0.33)	1.04	(0.88)	1.11	(0.81)

Total from investment operations	0.70		0.66	2.01	0.08	2.19	0.27

Net equalization credits and charges (a)	(0.01)		0.01	0.00 (c)	0.01	0.00 (c)	0.03

Other capital (a)	—		0.00 (c)	0.00 (c)	0.14	0.03	0.08

Distributions to Shareholders from:
Net investment income	(0.60)		(0.99)	(0.97)	(0.98)	(1.08)	(1.08)
Net realized gains	—		—	—	—	(0.08)	(0.10)

Total distributions	(0.60)		(0.99)	(0.97)	(0.98)	(1.16)	(1.18)

Net asset value, end of period	$32.34		$32.25	$32.57	$31.53	$32.28	$31.22

Total return (d)	2.13%		2.11%	6.56%	0.67%	7.28%	1.11%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,402		$29,029	$26,060	$25,220	$32,285	$34,340
Ratios to average net assets:
Total expenses	0.16	%(e)	0.16%	0.16%	0.16%	0.16%	0.16%
Net investment income (loss)	3.15	%(e)	3.09%	3.09%	2.98%	3.42%	3.34%
Portfolio turnover rate (f)	16	%(g)	36%	20%	8%	22%	11%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

126

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Mortgage Backed Bond ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$26.27		$27.18	$26.93	$27.41	$26.61	$27.68

Income (loss) from investment operations:
Net investment income (loss) (a)	0.31		0.54	0.82	0.79	0.53	0.11
Net realized and unrealized gain (loss) (b)	(0.05)		(0.68)	0.23	(0.22)	0.69	(0.62)

Total from investment operations	0.26		(0.14)	1.05	0.57	1.22	(0.51)

Net equalization credits and charges (a)	0.00	(c)	0.01	0.02	(0.01)	0.01	0.00 (c)

Other capital	—		0.01	0.01	0.00 (c)	0.02	0.02

Distributions to Shareholders from:
Net investment income	(0.48)		(0.79)	(0.79)	(0.77)	(0.44)	(0.13)
Net realized gains	—		—	—	(0.27)	(0.01)	(0.45)

Total distributions.	(0.48)		(0.79)	(0.83)	(1.04)	(0.45)	(0.58)

Net asset value, end of period	$26.05		$26.27	$27.18	$26.93	$27.41	$26.61

Total return (d)	0.99%		(0.44)%	4.08%	2.03%	4.75%	(1.80)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$231,842		$225,933	$225,585	$150,787	$126,085	$23,951
Ratios to average net assets:
Total expenses	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%
Net expenses	0.18	%(e)	0.18%	0.16%	0.20%	0.20%	0.20%
Net investment income (loss)	2.31	%(e)	2.03%	3.05%	2.88%	1.96%	0.40%
Portfolio turnover rate (f)	93	%(g)	323%	356%	221%	379%	544%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

127

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$31.23		$31.48		$30.71	$36.48	$34.67	$35.80

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)		0.03		0.17	0.19	0.30	0.40
Net realized and unrealized gain (loss) (b)	0.99		(0.42)		0.59	(5.91)	1.53	(1.53)

Total from investment operations	0.99		(0.39)		0.76	(5.72)	1.83	(1.13)

Net equalization credits and charges (a)	—		—		—	(0.01)	—	—

Other capital (a)	0.00	(c)	0.00	(c)	0.03	0.02	0.01	0.00 (c)

Voluntary contribution from Adviser	—		0.18		—	—	—	—

Distributions to Shareholders from:
Net investment income	(0.13)		—		—	(0.01)	0.00 (c)	0.00 (c)
Net realized gains	—		(0.04)		(0.02)	(0.05)	(0.03)	—

Total distributions	(0.13)		(0.04)		(0.02)	(0.06)	(0.03)	0.00 (c)

Net asset value, end of period	$32.09		$31.23		$31.48	$30.71	$36.48	$34.67

Total return (d)	3.16%		(0.66	)%(e)	2.56%	(15.67)%	5.32%	(3.14)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$227,847		$196,749		$182,560	$199,591	$273,606	$211,479
Ratios to average net assets:
Total expenses	0.35	%(f)	0.35%		0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	(0.02	)%(f)	0.11%		0.55%	0.59%	0.84%	1.11%
Portfolio turnover rate (g)	32	%(h)	74%		85%	83%	83%	71%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a one—time voluntary contribution during the period ended June 30, 2017, the total return would have been (1.24)%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

128

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays International Corporate Bond ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$33.17		$32.44	$31.34	$37.68	$34.17	$32.34

Income (loss) from investment operations:
Net investment income (loss) (a)	0.16		0.42	0.57	0.49	0.64	0.77
Net realized and unrealized gain (loss) (b)	1.97		0.30	0.53	(6.50)	3.44	1.43

Total from investment operations	2.13		0.72	1.10	(6.01)	4.08	2.20

Net equalization credits and charges	—		—	—	—	—	0.02

Other capital (a)	0.01		0.01	0.00 (c)	0.01	0.05	0.09

Distributions to Shareholders from:
Net investment income	(0.12)		—	0.00 (c)	(0.33)	(0.60)	(0.46)
Net realized gains	—		0.00 (c)	—	(0.01)	(0.02)	(0.02)

Total distributions	(0.12)		0.00 (c)	0.00 (c)	(0.34)	(0.62)	(0.48)

Net asset value, end of period	$35.19		$33.17	$32.44	$31.34	$37.68	$34.17

Total return (d)	6.45%		2.26%	3.54%	(16.02)%	12.32%	7.18	%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$200,598		$149,286	$139,508	$191,155	$316,502	$184,513
Ratios to average net assets:
Total expenses	0.50	%(f)	0.50%	0.50%	0.54%	0.55%	0.55%
Net investment income (loss)	0.93	%(f)	1.30%	1.80%	1.43%	1.77%	2.24%
Portfolio turnover rate (g)	4	%(h)	14%	19%	28%	23%	37%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the custodian had not made a contribution during the Year Ended 6/30/13, the total return would have been 7.13%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

129

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15		Year Ended 6/30/14		Year Ended 6/30/13
Net asset value, beginning of period	$30.69		$30.48	$30.55	$30.63		$30.47		$30.33

Income (loss) from investment operations:
Net investment income (loss) (a)	0.26		0.41	0.25	0.17		0.16		0.33
Net realized and unrealized gain (loss) (b)	0.01		0.16	(0.10)	(0.08)		0.14		0.13

Total from investment operations	0.27		0.57	0.15	0.09		0.30		0.46

Net equalization credits and charges (a)	0.01		0.01	0.00 (c)	0.00	(c)	0.01		0.02

Other capital (a)	0.00	(c)	0.01	0.02	0.00	(c)	0.01		0.05

Distributions to Shareholders from:
Net investment income	(0.32)		(0.38)	(0.24)	(0.17)		(0.16)		(0.39)
Net realized gains	—		—	—	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)

Total distributions	(0.32)		(0.38)	(0.24)	(0.17)		(0.16)		(0.39)

Net asset value, end of period	$30.65		$30.69	$30.48	$30.55		$30.63		$30.47

Total return (d)	0.93%		1.98%	0.55%	0.29%		1.06%		1.77%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,664,446		$1,230,813	$563,854	$387,936		$385,915		$42,655
Ratios to average net assets:
Total expenses.	0.15	%(e)	0.15%	0.15%	0.15%		0.15%		0.15%
Net investment income (loss)	1.68	%(e)	1.33%	0.83%	0.56%		0.51%		1.08%
Portfolio turnover rate (f)	7	%(g)	23%	28%	21%		12%		11%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

130

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR ICE BofAML Crossover Corporate Bond ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$26.45		$25.93	$25.68	$26.58	$25.30	$25.24

Income (loss) from investment operations:
Net investment income (loss) (a)	0.54		1.11	1.07	1.02	1.03	1.05
Net realized and unrealized gain (loss) (b)	0.11		0.52	0.28	(0.97)	1.35	(0.16)

Total from investment operations	0.65		1.63	1.35	0.05	2.38	0.89

Net equalization credits and charges (a)	(0.02)		0.00 (c)	(0.01)	(0.02)	—	0.06

Other capital (a)	0.00	(c)	0.00 (c)	0.00 (c)	0.07	0.02	0.11

Distributions to Shareholders from:
Net investment income	(0.72)		(1.11)	(1.09)	(0.98)	(1.03)	(1.00)
Net realized gains	—		—	—	(0.02)	(0.09)	—

Total distributions	(0.72)		(1.11)	(1.09)	(1.00)	(1.12)	(1.00)

Net asset value, end of period	$26.36		$26.45	$25.93	$25.68	$26.58	$25.30

Total return (d)	2.41%		6.42%	5.39%	0.42%	9.76%	4.11%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$57,996		$44,964	$36,296	$43,664	$29,235	$22,770
Ratios to average net assets:
Total expenses	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net expenses	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	4.07	%(e)	4.25%	4.27%	3.88%	4.00%	4.01%
Portfolio turnover rate (f)	15	%(g)	24%	36%	16%	18%	20%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions
(g)	Not annualized.

See accompanying notes to financial statements.

131

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR DorseyWright Fixed Income Allocation ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17		For the Period 6/2/16* - 6/30/16
Net asset value, beginning of period	$25.55		$25.71		$25.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.75		0.90		0.05
Net realized and unrealized gain (loss) (b)	(0.19)		(0.35)		0.56

Total from investment operations	0.56		0.55		0.61

Net equalization credits and charges (a)	0.00	(c)	0.07		0.10

Voluntary contribution from Adviser	—		0.11		—

Distributions to Shareholders from:
Net investment income	(0.87)		(0.89)		—

Net asset value, end of period	$25.24		$25.55		$25.71

Total return (d)	2.19%		2.98	%(e)	2.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$120,506		$57,488		$15,428
Ratios to average net assets:
Total expenses	0.60	%(f)	0.60%		0.60	%(f)
Net expenses	0.17	%(f)	0.25%		0.21	%(f)
Net investment income (loss)	5.85	%(f)	3.55%		2.23	%(f)
Portfolio turnover rate (g)	23	%(h)	71%		3	%(h)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a one-time voluntary contribution during the period ended June 30, 2017, the total return would have been 2.54%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

132

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$28.99		$27.74	$27.08	$31.25	$29.74	$30.79

Income (loss) from investment operations:
Net investment income (loss) (a)	0.71		1.38	1.47	1.43	1.51	1.57
Net realized and unrealized gain (loss) (b)	0.44		(0.18)	(0.90)	(5.64)	0.47	(1.13)

Total from investment operations	1.15		1.20	0.57	(4.21)	1.98	0.44

Other capital (a)	0.06		0.05	0.09	0.04	0.09	0.14

Distributions to Shareholders from:
Net investment income	(0.60)		—	—	—	(0.56)	(1.54)
Net realized gains	—		—	—	—	—	(0.01)
Return of capital	—		—	—	—	—	(0.08)

Total distributions.	(0.60)		—	—	—	(0.56)	(1.63)

Net asset value, end of period	$29.60		$28.99	$27.74	$27.08	$31.25	$29.74

Total return (c)	4.21%		4.49%	2.44%	(13.35)%	6.77%	1.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$426,266		$130,438	$205,272	$97,487	$100,014	$107,055
Ratios to average net assets:
Total expenses	0.40	%(d)	0.47%	0.50%	0.500%	0.50%	0.50%
Net expenses	0.40	%(d)	0.46%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	4.76	%(d)	4.95%	5.67%	4.94%	5.06%	4.93%
Portfolio turnover rate (e)	17	%(f)	42%	44%	35%	69%	75%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

133

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Nuveen S&P High Yield Municipal Bond ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$57.25		$59.80	$56.21	$56.28	$54.67	$56.05

Income (loss) from investment operations:
Net investment income (loss) (a)	1.05		2.20	2.56	2.62	2.72	2.81
Net realized and unrealized gain (loss) (b)	(1.12)		(2.62)	3.53	(0.17)	1.47	(1.49)

Total from investment operations	(0.07)		(0.42)	6.09	2.45	4.19	1.32

Net equalization credits and charges (a)	0.00	(c)	0.01	0.04	0.03	0.05	0.07

Other capital (a)	0.00	(c)	0.03	0.01	0.01	0.01	0.01

Distributions to Shareholders from:
Net investment income	(1.18)		(2.17)	(2.55)	(2.56)	(2.64)	(2.70)
Net realized gains	—		—	—	—	—	(0.08)

Total distributions	(1.18)		(2.17)	(2.55)	(2.56)	(2.64)	(2.78)

Net asset value, end of period	$56.00		$57.25	$59.80	$56.21	$56.28	$54.67

Total return (d)	(0.13)%		(0.60)%	11.23%	4.47%	8.16%	2.33%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$543,200		$606,878	$490,343	$382,259	$275,752	$218,686
Ratios to average net assets:
Total expenses	0.50	%(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Net expenses	0.45	%(e)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	3.66	%(e)	3.82%	4.48%	4.58%	5.08%	4.84%
Portfolio turnover rate (f)	13	%(g)	11%	23%	38%	21%	7%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

134

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (Unaudited)

1.	Organization

SPDR Series Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of seventy-eight (78) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with $0.01 par value. The financial statements herein relate to the following Funds (each a “Fund,” and collectively, the “Funds”):

SPDR Bloomberg Barclays Intermediate Term Treasury ETF

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SPDR Bloomberg Barclays International Corporate Bond ETF

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SPDR ICE BofAML Crossover Corporate Bond ETF

SPDR Dorsey Wright Fixed Income Allocation ETF

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SPDR Nuveen S&P High Yield Municipal Bond ETF

Each Fund is classified as a non-diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

135

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ underlying benchmarks. Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2017 is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no material transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

136

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Paydown gains and losses are recorded as an adjustment to interest income.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc. (“SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Equalization

The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

The following Funds utilized equalization during the period ended December 31, 2017:

SPDR Bloomberg Barclays Intermediate Term Treasury ETF

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SPDR ICE BofAML Crossover Corporate Bond ETF

SPDR Dorsey Wright Fixed Income Allocation ETF

SPDR Nuveen S&P High Yield Municipal Bond ETF

Distributions

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

137

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities

During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Mortgage Dollar Rolls

The SPDR Bloomberg Barclays Mortgage Backed Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.

The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The SPDR Bloomberg Barclays Mortgage Backed Bond ETF receives compensation as consideration for entering into the commitment to repurchase.

The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.

Additionally, the value of such securities may change adversely before the SPDR Bloomberg Barclays Mortgage Backed Bond ETF is able to repurchase them. There can be no assurance that the use of the cash received from a mortgage dollar roll will provide a return that exceeds its costs. The use of to-be announced (“TBA”) mortgage dollar rolls may cause the SPDR Bloomberg Barclays Mortgage Backed Bond ETF to experience higher transaction costs.

4.	Derivative Financial Instruments

Forward Foreign Currency Exchange Contracts

Certain Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

For the period ended December 31, 2017, the following Funds entered into forward foreign currency exchange contracts for the strategies listed below:

Funds	Strategies
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Efficient portfolio management to reduce the currency deviation of the fund versus the Index
SPDR Bloomberg Barclays International Corporate Bond ETF	Gain exposure to foreign currencies or hedge against currency fluctuations

138

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

The following tables summarize the value of the Funds’ derivative instruments as of December 31, 2017, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Currency Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays International Corporate Bond ETF
Forward Foreign Currency Exchange Contracts (a)	$—	$4,049	$—	$—	$—	$4,049
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts (a)	—	4,021	—	—	—	4,021

(a)	Unrealized appreciation on forward foreign currency exchange contracts.

	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Currency Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays International Corporate Bond ETF
Forward Foreign Currency Exchange Contracts (a)	$—	$21,644	$—	$—	$—	$21,644
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts (a)	—	8,480	—	—	—	8,480

(a)	Unrealized depreciation on forward foreign currency exchange contracts.

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Currency Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays International Corporate Bond ETF
Forward Foreign Currency Exchange Contracts (a)	—	3,810	—	—	—	3,810

(a)	Net realized gain (loss) on forward foreign currency exchange contracts.

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Currency Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays International Corporate Bond ETF
Forward Foreign Currency Exchange Contracts (a)	$—	$(5,583)	$—	$—	$—	$(5,583)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts (a)	—	(4,459)	—	—	—	(4,459)

(a)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

139

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

For financial reporting purposes, the Funds do not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on their Statements of Assets and Liabilities. The following tables set forth the Funds’ net exposure to derivative assets and liabilities available for offset and net of collateral at December 31, 2017:

SPDR Bloomberg Barclays International Corporate Bond ETF

Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Westpac Banking Corp	$4,049	$(4,049)	$—	$—

Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Westpac Banking Corp.	$(20,099)	$4,049	$—	$(16,050)
Citibank N.A.	(1,546)	—	—	(1,546)

	$(21,645)	$4,049	$—	$(17,596)

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Standard Chartered Bank	$4,021	$(2,896)	$—	$1,125

Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Standard Chartered Bank	$(2,896)	$2,896	$—	$—
UBS AG London	(2,300)	—	—	(2,300)

	$(5,196)	$2,896	$—	$(2,300)

Amounts presented on the Schedules of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross.

140

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

5.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

	Annual Rate
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	0.10%
SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	0.16
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	0.20	(a)
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	0.35
SPDR Bloomberg Barclays International Corporate Bond ETF	0.50
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	0.15
SPDR ICE BofAML Crossover Corporate Bond ETF	0.40	(b)
SPDR Dorsey Wright Fixed Income Allocation ETF	0.60	(c)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	0.40
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.50	(b)

(a)	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to the acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any).
(b)	The Adviser has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.45% and 0.30% until October 31, 2018 for the SPDR Nuveen S&P High Yield Municipal Bond ETF and SPDR ICE BofAML Crossover Corporate Bond ETF, respectively.

The unitary fee to be paid shall be reduced by any acquired fund fees and expenses attributable to the Fund’s investments in other investment companies.

The Adviser pays all expenses of each Fund other than management fee, brokerage expenses, taxes, interest, the fees and expenses of the Trust’s independent trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.

Nuveen Asset Management receives fees from the Advisor for its services as the sub-adviser to the SPDR Nuveen S&P High Yield Municipal Bond ETF from the Adviser.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

State Street Global Advisors Limited receives fees from the Advisor for its services as the sub-adviser to the SPDR Bloomberg Barclays International Corporate Bond ETF and SPDR Bloomberg Barclays Emerging Markets Local Bond ETF.

Distributor

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.

Other	Transactions with Affiliates — Securities Lending

State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

141

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio (formerly the State Street Navigator Securities Lending Prime Portfolio), an affiliated money market fund for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2017, are disclosed in the Schedules of Investments.

Due to Custodian

In certain circumstances, the Funds may have cash overdrafts with the custodian. The Due to custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds.

As of December 31, 2017, SPDR Bloomberg Barclays Intermediate Term Treasury ETF, SPDR ICE BofAML Crossover Corporate Bond ETF and SPDR Nuveen S&P High Yield Municipal Bond ETF had cash overdrafts related to trading activity.

6.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended December 31, 2017, were as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	$63,093,543	$62,094,723	$—	$—
SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	—	—	3,891,372	4,101,676
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	37,371,495	18,411,086	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—	72,429,219	72,294,225
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	—	—	71,225,501	67,785,158
SPDR Bloomberg Barclays International Corporate Bond ETF	—	—	19,818,458	6,391,897
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	—	—	201,386,687	37,046,881
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	—	—	209,075,910	93,773,440
SPDR ICE BofAML Crossover Corporate Bond ETF	—	—	6,994,511	7,253,389
SPDR Dorsey Wright Fixed Income Allocation ETF	—	—	83,909,668	19,766,436

142

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

For the period ended December 31, 2017, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	$279,920,280	$17,731,723	$(22,847)
SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	—	9,454,412	188,285
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	2,558,953	—	—
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	22,841,524	—	—
SPDR Bloomberg Barclays International Corporate Bond ETF	33,366,509	6,807,589	422,287
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	417,361,284	29,124,703	237,897
SPDR ICE BofAML Crossover Corporate Bond ETF	12,898,837	—	—
SPDR Dorsey Wright Fixed Income Allocation ETF	64,530,490	—	—
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	122,153,106	5,033,082	200,273
SPDR Nuveen S&P High Yield Municipal Bond ETF	61,652,429	118,149,863	1,746,624

8.	Shareholder Transactions

Each Fund issues and redeems its shares, at net asset value, by each fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash, except for certain funds that invest in TBAs or mortgage backed securities. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes on Net Assets.

9.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2017, SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

143

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	$727,736,065	$8,181	$10,645,165	$(10,636,984)
SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	19,155,623	414,661	96,359	318,302
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	248,985,696	327,749	2,893,126	(2,565,377)
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	217,152,937	8,796,724	1,462,322	7,334,402
SPDR Bloomberg Barclays International Corporate Bond ETF	190,358,131	8,356,022	2,067,541	6,288,481
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	1,666,466,845	5,092,443	177,750	4,914,693
SPDR ICE BofAML Crossover Corporate Bond ETF	56,672,778	1,566,751	182,974	1,383,777
SPDR Dorsey Wright Fixed Income Allocation ETF	130,675,660	719,859	891,707	(171,848)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	412,378,542	11,520,240	6,798,244	4,721,996
SPDR Nuveen S&P High Yield Municipal Bond ETF	529,609,268	17,643,273	10,347,246	7,296,027

10.	Securities Lending

Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of December 31, 2017, and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2017:

	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	$12,765,833	$13,013,644	$—	$13,013,644
SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	573,159	258,115	326,023	584,138
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	17,418,352	11,250,025	6,535,550	17,785,575
SPDR ICE BofAML Crossover Corporate Bond ETF	756,629	771,613	—	771,613
SPDR Dorsey Wright Fixed Income Allocation ETF	22,561,193	10,008,938	13,112,987	23,121,925

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

144

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2017:

		Remaining Contractual Maturity of the Agreements As of December 31, 2017
Fund	Securities Lending Transactions	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Barclays Intermediate Term Treasury Bond ETF	U.S. Treasury Obligations	$13,013,644	$—	$—	$—	$—	$13,013,644
SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	Corporate Bonds & Notes	258,115	—	—	—	—	258,115
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Corporate Bonds & Notes	11,250,025	—	—	—	—	11,250,025
SPDR ICE BofAML Corporate Bond ETF	Corporate Bonds & Notes	771,613	—	—	—	—	771,613
SPDR Dorsey Wright Fixed Income Allocaton ETF	Corporate Bonds & Notes	10,008,938	—	—	—	—	10,008,938

11.	Line of Credit

Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.

The following Funds participate in the credit facility as of December 31, 2017:

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SPDR Bloomberg Barclays International Treasury Bond ETF

SPDR Bloomberg Barclays International Corporate Bond ETF

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SPDR ICE BofAML Crossover Corporate Bond ETF

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SPDR Nuveen S&P High Yield Municipal Bond ETF

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017, the Funds and other affiliated Funds participated in a $360 million revolving credit facility.

The Funds had no outstanding loans as of December 31, 2017.

12.	Recent Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

145

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

13.	Risks

Concentration of Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

Foreign and Emerging Markets Risk

Investing in foreign markets involve risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

14.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

146

SPDR SERIES TRUST

OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return —This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return —This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	0.10%	$998.80	$0.50	$1,024.70	$0.51
SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	0.16	1,021.30	0.82	1,024.40	0.82
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	0.18	1,009.90	0.91	1,024.30	0.92
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	0.35	1,031.60	1.79	1,023.40	1.79
SPDR Bloomberg Barclays International Corporate Bond ETF	0.50	1,064.50	2.60	1,022.70	2.55
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	0.15	1,009.30	0.76	1,024.40	0.77
SPDR ICE BofAML Crossover Corporate Bond ETF	0.30	1,024.10	1.53	1,023.70	1.53
SPDR Dorsey Wright Fixed Income Allocation ETF	0.17	1,021.90	0.87	1,024.30	0.87
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	0.40	1,042.10	2.06	1,023.20	2.04
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.45	998.70	2.27	1,022.90	2.29

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

147

SPDR SERIES TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at http://www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

148

SPDR Series Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce S. Rosenberg, Treasurer

Ann Carpenter, Vice President; Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse D. Hallee, Secretary

Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20006

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

SPDR® Series Trust – Fixed Income Funds

For more complete information, please call 866.787.2257 or

visit www.spdrs.com today.

ssga.com   |   spdrs.com

State Street Global Advisors, State Street Financial Center, One Lincoln Street, Boston, MA 02111

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.

Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.

BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.

“ICE Data” and “the ICE BofAML US Diversified Crossover Corporate Index” (the “Index”) are trademarks of Ice Data Indices, LLC or its affiliates, and have been licensed for use by SSGA. ICE Data has not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product, nor makes any representation or warranty, express or implied, to the owners of the licensee’s products or any member of the public regarding the licensee’s products or the advisability of investing in the licensees products, particularly the ability of the Index to track performance of any market or strategy. ICE DATA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND ICE DATA SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, UNAVAILABILITY, OR INTERRUPTIONS THEREIN.

Dorsey Wright Disclaimer:

Dorsey Wright & Associates, LLC (collectively with its parent companies and affiliates, “Dorsey Wright”) licenses to State Street Global Advisors (“SSGA”) certain Dorsey Wright trademarks and trade names, and the Dorsey Wright Fixed Income Allocation Index (“Index”), for use by SSGA. Such trademarks, trade names and Index have been created and developed by Dorsey Wright without regard to and independently of SSGA, its business, its development of this Product, and/or any prospective investor. SSGA has arranged with Dorsey Wright to license the Index for possible inclusion in products which SSGA independently develops and promotes. The licensing of any Index to SSGA is not an offer to purchase or sell, or a solicitation or an offer to buy any securities. A determination that any portion of an investor’s portfolio should be devoted to any product developed by SSGA with reference to a Dorsey Wright index is a determination made solely by the investment advisor serving the investor or the investor himself, not Dorsey Wright or SSGA.

Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.

SSGA Funds Management has retained Nuveen Asset Management as the sub-adviser for the SPDR Nuveen S&P High Yield Municipal Bond ETF.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

State Street Global Advisors	© 2018 State Street Corporation - All Rights Reserved SPDRLEGACYFISAR

Semi-Annual Report

December 31, 2017

SPDR® Series Trust – Fixed Income Funds

SPDR Bloomberg Barclays 1-10 Year TIPS ETF

SPDR Bloomberg Barclays 1-3 Month T-Bill ETF

SPDR Bloomberg Barclays International Treasury Bond ETF

SPDR Bloomberg Barclays TIPS ETF

SPDR Citi International Government Inflation-Protected Bond ETF

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (UNAUDITED)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of December 31, 2017

Description	% of Net Assets
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2019	5.4%
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2020	5.4
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2021	4.7
Treasury Inflation Protected Indexed Notes 0.13% 1/15/2022	4.6
Treasury Inflation Protected Indexed Notes 0.63% 1/15/2026	4.6
TOTAL	24.7%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of December 31, 2017

% of Net Assets
U.S. Treasury Obligations	99.8%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.

(The asset allocation is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

1

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of December 31, 2017

Description	% of Net Assets
U.S. Treasury Bill 1.42% 3/29/2018	13.4%
U.S. Treasury Bill 1.13% 2/1/2018	12.7
U.S. Treasury Bill 1.29% 3/1/2018	12.6
U.S. Treasury Bill 1.18% 3/22/2018	10.8
U.S. Treasury Bill 1.31% 3/15/2018	10.4
TOTAL	59.9%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of December 31, 2017

% of Net Assets
U.S. Treasury Obligations	99.9%
Short-Term Investment	0.1
Liabilities in Excess of Other Assets	(0.0)*
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.

(The asset allocation is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

2

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of December 31, 2017

Description	% of Net Assets
Government of Japan 5 Year Bond 0.10% 12/20/2019	0.7%
Denmark Government Bond 4.50% 11/15/2039	0.5
Government of Japan 5 Year Bond 0.10% 9/20/2022	0.4
Government of Japan 5 Year Bond 0.10% 6/20/2022	0.4
Government of Japan 10 Year Bond 0.10% 3/20/2026	0.4
TOTAL	2.4%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of December 31, 2017

% of Net Assets
Foreign Government Obligations	99.2%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.

(The asset allocation is expressed as a percentage of net assets and may change over time.)

Top 10 Countries as of December 31, 2017

Description	% of Total Investments
Japan	23.1%
United Kingdom	5.8
France	5.6
Italy	5.4
Australia	4.7
Canada	4.6
Germany	4.6
Netherlands	4.6
Belgium	4.6
Spain	4.5
TOTAL	67.5%

(The asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

See accompanying notes to financial statements.

3

SPDR BLOOMBERG BARCLAYS TIPS ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of December 31, 2017

Description	% of Net Assets
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2020	4.0%
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2019	4.0
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2021	3.6
Treasury Inflation Protected Indexed Notes 0.63% 1/15/2024	3.5
Treasury Inflation Protected Indexed Notes 0.13% 1/15/2022	3.4
TOTAL	18.5%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of December 31, 2017

% of Net Assets
U.S. Treasury Obligations	99.7%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.

(The asset allocation is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

4

SPDR CITI INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of December 31, 2017

Description	% of Net Assets
Spain Government Inflation Linked Bond 1.80% 11/30/2024	1.6%
Japanese Government CPI Linked Bond 0.10% 3/10/2025	1.4
Brazil Notas do Tesouro Nacional Serie B 6.00% 8/15/2022	1.3
United Kingdom Gilt Inflation Linked 0.38% 3/22/2062	1.3
Brazil Notas do Tesouro Nacional Serie B 6.00% 8/15/2050	1.2
TOTAL	6.8%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of December 31, 2017

% of Net Assets
Foreign Government Obligations	99.5%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.

(The asset allocation is expressed as a percentage of net assets and may change over time.)

Top 10 Countries as of December 31, 2017

Description	% of Total Investments
United Kingdom	22.6%
France	8.3
Brazil	8.2
Italy	5.5
South Africa	4.9
Chile	4.8
Turkey	4.7
Canada	4.6
Japan	4.6
Spain	4.6
TOTAL	72.8%

(The asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

See accompanying notes to financial statements.

5

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.8%
Treasury Inflation Protected Indexed Bonds:
2.00%, 1/15/2026	$4,879,602	$5,490,528
2.38%, 1/15/2025	7,192,767	8,199,395
2.38%, 1/15/2027	3,970,741	4,648,189
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2019	10,300,444	10,279,741
0.13%, 4/15/2020	10,280,389	10,261,885
0.13%, 4/15/2021	9,029,309	8,994,727
0.13%, 1/15/2022	8,836,633	8,804,733
0.13%, 4/15/2022	8,628,511	8,570,182
0.13%, 7/15/2022	8,635,603	8,629,385
0.13%, 1/15/2023	8,603,480	8,541,277
0.13%, 7/15/2024	8,362,343	8,267,263
0.13%, 7/15/2026	7,442,876	7,275,932
0.25%, 1/15/2025	8,381,838	8,311,347
0.38%, 7/15/2023	8,434,463	8,502,529
0.38%, 7/15/2025	8,358,196	8,374,828
0.38%, 1/15/2027	7,763,895	7,712,575
0.38%, 7/15/2027	7,224,629	7,189,806
0.63%, 7/15/2021	7,760,334	7,911,661
0.63%, 1/15/2024	8,509,071	8,662,234
0.63%, 1/15/2026	8,644,002	8,786,455
1.13%, 1/15/2021	8,185,201	8,432,312
1.25%, 7/15/2020	7,191,726	7,428,406
1.38%, 1/15/2020	4,250,285	4,362,280
1.88%, 7/15/2019	3,444,866	3,552,931
2.13%, 1/15/2019	3,301,590	3,370,891

TOTAL U.S. TREASURY OBLIGATIONS (Cost $190,987,841)		190,561,492

	Shares
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c) (Cost $182)	182	182

TOTAL INVESTMENTS — 99.8% (Cost $190,988,023)		190,561,674

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		386,342

NET ASSETS — 100.0%		$190,948,016

See accompanying notes to financial statements.

6

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$190,561,492	$—	$190,561,492
Short-Term Investment	182	—	—	182

TOTAL INVESTMENTS	$182	$190,561,492	$—	$190,561,674

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	15,529	$15,529	$28,746,128	$28,761,475	$—	$—	182	$182	$1,710
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	7,922,565	7,922,565	—	—	—	—	868

Total		$15,529	$36,668,693	$36,684,040	$—	$—		$182	$2,578

See accompanying notes to financial statements.

7

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.9% (a)
U.S. Treasury Bill:
1.13%, 2/1/2018	$246,922,000	$246,661,616
1.18%, 3/22/2018	210,541,000	209,914,963
1.19%, 2/8/2018	194,940,000	194,689,305
1.24%, 2/15/2018	194,940,000	194,645,153
1.29%, 2/22/2018	194,940,000	194,590,652
1.29%, 3/1/2018	246,922,000	246,415,775
1.29%, 3/8/2018	194,940,000	194,484,632
1.31%, 3/15/2018	202,734,000	202,208,919
1.42%, 3/29/2018	262,523,000	261,664,605

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,945,279,143)		1,945,275,620

	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c) (Cost $1,714,053)	1,714,053	1,714,053

TOTAL INVESTMENTS — 100.0% (Cost $1,946,993,196)		1,946,989,673

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(220,978)

NET ASSETS — 100.0%		$1,946,768,695

(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.
(d)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.

8

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,945,275,620	$—	$1,945,275,620
Short-Term Investment	1,714,053	—	—	1,714,053

TOTAL INVESTMENTS	$1,714,053	$1,945,275,620	$—	$1,946,989,673

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,071,521	$3,071,521	$9,156,446	$10,513,914	$—	$—	1,714,053	$1,714,053	$11,936
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	47	47	—	—	—	—	—

Total		$3,071,521	$9,156,493	$10,513,961	$—	$—		$1,714,053	$11,936

See accompanying notes to financial statements.

9

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.2%
AUSTRALIA — 4.7%
Australia Government Bond:
1.75%, 11/21/2020	AUD	5,215,000	$4,034,962
2.00%, 12/21/2021	AUD	3,740,000	2,896,612
2.25%, 11/21/2022	AUD	1,900,000	1,478,423
2.25%, 5/21/2028	AUD	4,935,000	3,711,667
2.75%, 10/21/2019	AUD	4,935,000	3,911,842
2.75%, 4/21/2024	AUD	4,850,000	3,855,261
2.75%, 11/21/2027	AUD	5,605,000	4,425,805
2.75%, 11/21/2028	AUD	4,805,000	3,773,666
2.75%, 6/21/2035	AUD	1,444,000	1,083,952
3.00%, 3/21/2047	AUD	1,955,000	1,426,748
3.25%, 4/21/2025	AUD	4,950,000	4,055,314
3.25%, 4/21/2029	AUD	3,425,000	2,815,191
3.25%, 6/21/2039	AUD	1,350,000	1,065,374
3.75%, 4/21/2037	AUD	2,156,000	1,844,222
4.25%, 4/21/2026	AUD	5,555,000	4,882,553
4.50%, 4/15/2020	AUD	4,900,000	4,040,577
4.50%, 4/21/2033	AUD	2,000,000	1,869,650
4.75%, 4/21/2027	AUD	4,995,000	4,590,255
5.25%, 3/15/2019	AUD	3,550,000	2,887,409
5.50%, 4/21/2023	AUD	4,250,000	3,837,125
5.75%, 5/15/2021	AUD	5,000,000	4,360,495
5.75%, 7/15/2022	AUD	4,665,000	4,186,776

			71,033,879

AUSTRIA — 3.9%
Austria Government Bond:
Series EMTN, Zero Coupon, 9/20/2022 (a)	EUR	1,860,000	2,247,769
Zero Coupon, 7/15/2023 (a)	EUR	2,175,000	2,605,561
0.25%, 10/18/2019 (a)	EUR	2,395,000	2,914,437
0.50%, 4/20/2027 (a)	EUR	2,420,000	2,885,310
0.75%, 10/20/2026 (a)	EUR	2,500,000	3,069,546
1.20%, 10/20/2025 (a)	EUR	2,300,000	2,947,519
1.50%, 2/20/2047 (a)	EUR	980,000	1,189,296
1.50%, 11/2/2086 (a)	EUR	600,000	632,412
1.65%, 10/21/2024 (a)	EUR	1,800,000	2,378,075
1.75%, 10/20/2023 (a)	EUR	1,950,000	2,574,761
1.95%, 6/18/2019 (a)	EUR	2,835,000	3,526,584
Series EMTN, 2.10%, 12/31/2099 (a)	EUR	745,000	953,979
2.40%, 5/23/2034 (a)	EUR	2,000,000	2,881,243
3.15%, 6/20/2044 (a)	EUR	1,385,000	2,328,219

See accompanying notes to financial statements.

10

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
3.40%, 11/22/2022 (a)	EUR	2,125,000	$2,989,970
3.50%, 9/15/2021 (a)	EUR	2,650,000	3,635,445
3.65%, 4/20/2022 (a)	EUR	1,834,000	2,567,139
3.80%, 1/26/2062 (a)	EUR	840,000	1,708,489
3.90%, 7/15/2020 (a)	EUR	2,250,000	3,000,225
4.15%, 3/15/2037 (a)	EUR	2,415,000	4,406,772
4.35%, 3/15/2019 (a)	EUR	1,950,000	2,478,856
4.85%, 3/15/2026 (a)	EUR	1,550,000	2,548,727
6.25%, 7/15/2027	EUR	1,520,000	2,810,543

			59,280,877

BELGIUM — 4.5%
Belgium Government Bond:
0.20%, 10/22/2023 (a)	EUR	1,135,000	1,373,637
0.50%, 10/22/2024 (a)	EUR	860,000	1,051,907
0.80%, 6/22/2025 (a)	EUR	2,500,000	3,105,464
0.80%, 6/22/2027 (a)	EUR	2,740,000	3,339,904
1.00%, 6/22/2026 (a)	EUR	2,950,000	3,699,737
1.00%, 6/22/2031 (a)	EUR	1,300,000	1,558,861
1.45%, 6/22/2037 (a)	EUR	760,000	931,262
1.60%, 6/22/2047 (a)	EUR	1,060,000	1,246,118
1.90%, 6/22/2038 (a)	EUR	1,050,000	1,376,805
2.15%, 6/22/2066 (a)	EUR	450,000	571,048
2.25%, 6/22/2023	EUR	2,130,000	2,876,430
2.25%, 6/22/2057 (a)	EUR	745,000	984,843
2.60%, 6/22/2024 (a)	EUR	2,525,000	3,512,384
3.00%, 9/28/2019	EUR	2,520,000	3,211,999
3.00%, 6/22/2034 (a)	EUR	1,335,000	2,041,671
3.75%, 9/28/2020 (a)	EUR	2,900,000	3,884,072
3.75%, 6/22/2045	EUR	1,550,000	2,761,366
4.00%, 3/28/2019	EUR	1,850,000	2,346,643
4.00%, 3/28/2022	EUR	2,025,000	2,872,911
4.00%, 3/28/2032	EUR	1,210,000	2,036,280
4.25%, 9/28/2021 (a)	EUR	2,615,000	3,678,700
4.25%, 9/28/2022	EUR	2,515,000	3,650,365
4.25%, 3/28/2041 (a)	EUR	2,600,000	4,868,385
4.50%, 3/28/2026 (a)	EUR	1,200,000	1,927,379
5.00%, 3/28/2035 (a)	EUR	2,827,000	5,448,698
5.50%, 3/28/2028	EUR	2,625,000	4,688,119

			69,044,988

CANADA — 4.6%
Canada Government International Bond 2.75%, 12/1/2064	CAD	900,000	824,183
Canadian Government Bond:

See accompanying notes to financial statements.

11

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
0.50%, 2/1/2019	CAD	3,885,000	$3,065,893
0.50%, 3/1/2022	CAD	3,750,000	2,833,802
0.75%, 5/1/2019	CAD	4,565,000	3,602,158
0.75%, 8/1/2019	CAD	2,965,000	2,332,718
0.75%, 9/1/2020	CAD	3,075,000	2,392,092
0.75%, 3/1/2021	CAD	2,940,000	2,272,713
0.75%, 9/1/2021	CAD	3,725,000	2,863,370
1.00%, 9/1/2022	CAD	4,100,000	3,146,131
1.00%, 6/1/2027	CAD	2,940,000	2,137,627
1.25%, 11/1/2019	CAD	1,630,000	1,290,718
1.25%, 2/1/2020	CAD	1,830,000	1,446,619
1.50%, 3/1/2020	CAD	3,900,000	3,098,305
1.50%, 6/1/2023	CAD	2,750,000	2,150,002
1.50%, 6/1/2026	CAD	2,650,000	2,028,970
1.75%, 3/1/2019	CAD	2,300,000	1,839,725
1.75%, 9/1/2019	CAD	2,150,000	1,718,164
1.75%, 3/1/2023	CAD	1,390,000	1,101,405
2.00%, 6/1/2028	CAD	1,440,000	1,140,496
2.25%, 6/1/2025	CAD	1,850,000	1,502,266
2.50%, 6/1/2024	CAD	2,675,000	2,205,629
2.75%, 6/1/2022	CAD	2,020,000	1,674,458
2.75%, 12/1/2048	CAD	2,875,000	2,540,105
3.25%, 6/1/2021	CAD	2,350,000	1,965,976
3.50%, 6/1/2020	CAD	2,500,000	2,078,455
3.50%, 12/1/2045	CAD	3,095,000	3,089,640
3.75%, 6/1/2019	CAD	3,195,000	2,624,799
4.00%, 6/1/2041	CAD	2,650,000	2,772,670
5.00%, 6/1/2037	CAD	2,475,000	2,835,242
Series WL43, 5.75%, 6/1/2029	CAD	1,800,000	1,965,138
5.75%, 6/1/2033	CAD	2,250,000	2,634,634
Series VW17, 8.00%, 6/1/2027	CAD	750,000	902,628

			70,076,731

CHILE — 0.1%
Bonos del Banco Central de Chile en Pesos:
Series 5YR, 4.50%, 4/1/2020	CLP	95,000,000	157,958
4.50%, 6/1/2020	CLP	210,000,000	349,785
Series 10YR, 6.00%, 2/1/2021	CLP	100,000,000	173,587
Series 10YR, 6.00%, 3/1/2022	CLP	75,000,000	131,743
6.00%, 3/1/2023	CLP	55,000,000	97,916

See accompanying notes to financial statements.

12

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
Chile Government International Bond 5.50%, 8/5/2020	CLP	125,000,000	$212,733

			1,123,722

CZECH REPUBLIC — 0.7%
Czech Republic Government Bond:
0.10%, 7/17/2019	CZK	20,820,000	957,294
0.10%, 2/10/2020	CZK	9,500,000	440,383
0.25%, 2/10/2027	CZK	5,100,000	210,734
0.45%, 10/25/2023	CZK	18,170,000	826,389
0.95%, 5/15/2030	CZK	16,450,000	686,397
1.00%, 6/26/2026	CZK	9,950,000	451,010
1.50%, 10/29/2019	CZK	18,000,000	858,514
2.40%, 9/17/2025	CZK	13,300,000	669,317
2.50%, 8/25/2028	CZK	13,710,000	692,013
3.75%, 9/12/2020	CZK	12,000,000	608,184
3.85%, 9/29/2021	CZK	14,220,000	742,356
4.20%, 12/4/2036	CZK	6,000,000	365,292
4.70%, 9/12/2022	CZK	15,870,000	876,582
4.85%, 11/26/2057	CZK	2,750,000	199,394
5.00%, 4/11/2019	CZK	18,200,000	904,906
5.70%, 5/25/2024	CZK	14,500,000	875,081

			10,363,846

DENMARK — 1.5%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2020	DKK	6,575,000	1,081,127
Series 10Y, 0.50%, 11/15/2027	DKK	10,510,000	1,698,010
1.50%, 11/15/2023	DKK	11,635,000	2,041,604
1.75%, 11/15/2025	DKK	17,560,000	3,171,641
3.00%, 11/15/2021	DKK	17,800,000	3,238,650
4.00%, 11/15/2019	DKK	15,850,000	2,776,158
4.50%, 11/15/2039	DKK	27,685,000	7,538,229
7.00%, 11/10/2024	DKK	3,600,000	855,963

			22,401,382

FINLAND — 1.5%
Finland Government Bond:
Series 5YR, Zero Coupon, 4/15/2022 (a)	EUR	1,900,000	2,296,645
Zero Coupon, 9/15/2023 (a)	EUR	1,050,000	1,257,885
0.38%, 9/15/2020 (a)	EUR	1,435,000	1,761,282
0.50%, 4/15/2026 (a)	EUR	1,056,000	1,278,506
0.50%, 9/15/2027 (a)	EUR	1,160,000	1,379,473
0.75%, 4/15/2031 (a)	EUR	1,000,000	1,182,113
0.88%, 9/15/2025 (a)	EUR	763,000	954,977

See accompanying notes to financial statements.

13

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
Series 30YR, 1.38%, 4/15/2047 (a)	EUR	475,000	$574,709
1.50%, 4/15/2023 (a)	EUR	1,050,000	1,362,749
1.63%, 9/15/2022 (a)	EUR	850,000	1,105,944
2.00%, 4/15/2024 (a)	EUR	1,140,000	1,528,957
2.63%, 7/4/2042 (a)	EUR	1,025,000	1,614,713
2.75%, 7/4/2028 (a)	EUR	800,000	1,166,890
3.38%, 4/15/2020 (a)	EUR	1,400,000	1,829,424
3.50%, 4/15/2021 (a)	EUR	1,175,000	1,589,071
4.00%, 7/4/2025 (a)	EUR	1,192,000	1,824,335
4.38%, 7/4/2019 (a)	EUR	700,000	903,526

			23,611,199

FRANCE — 5.5%
France Government Bond OAT:
Zero Coupon, 2/25/2019	EUR	1,265,000	1,530,010
Zero Coupon, 2/25/2020	EUR	1,830,000	2,219,544
Zero Coupon, 5/25/2020	EUR	1,000,000	1,213,930
Zero Coupon, 5/25/2021	EUR	1,000,000	1,212,691
Zero Coupon, 5/25/2022	EUR	1,525,000	1,842,098
Zero Coupon, 3/25/2023	EUR	880,000	1,056,472
0.25%, 11/25/2020	EUR	1,100,000	1,344,421
0.25%, 11/25/2026	EUR	1,450,000	1,696,761
0.50%, 11/25/2019	EUR	1,100,000	1,346,413
0.50%, 5/25/2025	EUR	1,550,000	1,889,896
0.50%, 5/25/2026	EUR	1,500,000	1,808,639
0.75%, 5/25/2028	EUR	980,000	1,172,905
1.00%, 5/25/2019	EUR	950,000	1,166,055
1.00%, 11/25/2025	EUR	1,150,000	1,448,823
1.00%, 5/25/2027	EUR	1,890,000	2,344,774
1.25%, 5/25/2036 (a)	EUR	1,170,000	1,380,211
1.50%, 5/25/2031	EUR	1,505,000	1,909,160
1.75%, 5/25/2023	EUR	1,650,000	2,170,536
1.75%, 11/25/2024	EUR	1,500,000	1,992,560
1.75%, 6/25/2039 (a)	EUR	810,000	1,024,761
1.75%, 5/25/2066 (a)	EUR	395,000	449,026
2.00%, 5/25/2048 (a)	EUR	895,000	1,134,378
2.25%, 10/25/2022	EUR	1,500,000	2,005,410
2.25%, 5/25/2024	EUR	1,600,000	2,181,614
2.50%, 10/25/2020	EUR	1,650,000	2,144,327
2.50%, 5/25/2030	EUR	1,500,000	2,126,432
2.75%, 10/25/2027	EUR	1,600,000	2,300,376
3.00%, 4/25/2022	EUR	2,150,000	2,938,669
3.25%, 10/25/2021	EUR	1,925,000	2,623,529

See accompanying notes to financial statements.

14

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
3.25%, 5/25/2045	EUR	1,135,000	$1,838,220
3.50%, 4/25/2020	EUR	1,700,000	2,229,553
3.50%, 4/25/2026	EUR	1,700,000	2,563,581
3.75%, 10/25/2019	EUR	1,650,000	2,137,440
3.75%, 4/25/2021	EUR	2,000,000	2,729,371
4.00%, 10/25/2038	EUR	1,190,000	2,107,210
4.00%, 4/25/2055	EUR	700,000	1,328,127
4.00%, 4/25/2060	EUR	500,000	972,503
4.25%, 4/25/2019	EUR	1,400,000	1,788,658
4.25%, 10/25/2023	EUR	2,050,000	3,066,845
4.50%, 4/25/2041	EUR	1,450,000	2,778,895
4.75%, 4/25/2035	EUR	1,200,000	2,238,261
5.50%, 4/25/2029	EUR	1,350,000	2,444,557
5.75%, 10/25/2032	EUR	1,440,000	2,837,715
6.00%, 10/25/2025	EUR	1,250,000	2,166,598
8.50%, 10/25/2019	EUR	400,000	559,557
8.50%, 4/25/2023	EUR	500,000	872,926

			84,334,438

GERMANY — 4.5%
Bundesrepublik Deutschland:
Zero Coupon, 6/14/2019	EUR	1,170,000	1,418,986
Zero Coupon, 9/13/2019	EUR	400,000	485,754
Zero Coupon, 12/13/2019	EUR	390,000	474,002
Zero Coupon, 8/15/2026	EUR	1,475,000	1,727,751
0.25%, 2/15/2027	EUR	1,880,000	2,234,821
0.50%, 8/15/2027	EUR	1,735,000	2,096,726
1.25%, 8/15/2048	EUR	395,000	472,657
4.75%, 7/4/2028	EUR	600,000	1,032,748
6.25%, 1/4/2024	EUR	200,000	330,622
Federal Republic of Germany:
Zero Coupon, 3/15/2019	EUR	1,515,000	1,834,637
Zero Coupon, 4/17/2020	EUR	1,000,000	1,217,117
Zero Coupon, 4/9/2021	EUR	900,000	1,096,882
Zero Coupon, 10/8/2021	EUR	1,250,000	1,522,330
Zero Coupon, 4/8/2022	EUR	995,000	1,209,528
Zero Coupon, 10/7/2022	EUR	1,200,000	1,454,404
0.25%, 10/11/2019	EUR	550,000	671,014
0.25%, 10/16/2020	EUR	1,650,000	2,025,349
0.50%, 4/12/2019	EUR	1,000,000	1,219,103
0.50%, 2/15/2025	EUR	1,250,000	1,542,878
0.50%, 2/15/2026	EUR	1,423,000	1,748,129
1.00%, 2/22/2019	EUR	1,000,000	1,224,348

See accompanying notes to financial statements.

15

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
1.00%, 8/15/2024	EUR	775,000	$989,566
1.00%, 8/15/2025	EUR	1,108,000	1,415,422
1.50%, 9/4/2022	EUR	1,000,000	1,299,107
1.50%, 2/15/2023	EUR	950,000	1,237,930
1.50%, 5/15/2023	EUR	950,000	1,240,428
1.50%, 5/15/2024	EUR	1,974,000	2,594,452
1.75%, 7/4/2022	EUR	1,250,000	1,638,669
1.75%, 2/15/2024	EUR	700,000	931,564
2.00%, 1/4/2022	EUR	1,000,000	1,314,301
2.00%, 8/15/2023	EUR	950,000	1,274,838
2.25%, 9/4/2020	EUR	1,000,000	1,291,367
2.25%, 9/4/2021	EUR	850,000	1,120,652
2.50%, 1/4/2021	EUR	1,100,000	1,440,927
2.50%, 7/4/2044	EUR	1,137,000	1,775,124
2.50%, 8/15/2046	EUR	1,295,000	2,040,177
3.00%, 7/4/2020	EUR	1,200,000	1,570,471
3.25%, 1/4/2020	EUR	1,250,000	1,618,397
3.25%, 7/4/2021	EUR	1,030,000	1,397,443
3.25%, 7/4/2042	EUR	880,000	1,539,921
3.50%, 7/4/2019	EUR	1,000,000	1,277,495
3.75%, 1/4/2019	EUR	1,000,000	1,254,483
4.00%, 1/4/2037	EUR	1,277,000	2,345,059
4.25%, 7/4/2039	EUR	750,000	1,461,908
4.75%, 7/4/2034	EUR	1,105,000	2,123,699
4.75%, 7/4/2040	EUR	825,000	1,728,108
5.50%, 1/4/2031	EUR	800,000	1,538,893
5.63%, 1/4/2028	EUR	600,000	1,085,065
6.25%, 1/4/2030	EUR	500,000	994,529
6.50%, 7/4/2027	EUR	450,000	847,772

			69,427,553

HONG KONG — 0.1%
Hong Kong Government Bond Programme:
0.91%, 11/5/2020	HKD	1,750,000	219,684
1.06%, 2/5/2020	HKD	3,200,000	406,051
1.10%, 1/17/2023	HKD	1,150,000	142,439
1.16%, 5/18/2022	HKD	2,500,000	312,129
1.47%, 2/20/2019	HKD	2,500,000	320,821
2.22%, 8/7/2024	HKD	1,000,000	131,348
2.46%, 8/4/2021	HKD	1,150,000	151,229

See accompanying notes to financial statements.

16

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
2.93%, 1/13/2020	HKD	1,400,000	$184,416

			1,868,117

HUNGARY — 0.6%
Hungary Government Bond:
1.00%, 9/23/2020	HUF	173,000,000	677,565
1.75%, 10/26/2022	HUF	131,200,000	522,613
2.00%, 10/30/2019	HUF	100,000,000	400,321
2.50%, 10/27/2021	HUF	198,000,000	811,697
2.75%, 12/22/2026	HUF	50,000,000	207,204
3.00%, 6/26/2024	HUF	174,000,000	737,867
3.00%, 10/27/2027	HUF	138,600,000	584,677
3.50%, 6/24/2020	HUF	185,000,000	769,630
5.50%, 6/24/2025	HUF	245,000,000	1,197,535
6.00%, 11/24/2023	HUF	150,000,000	734,985
6.50%, 6/24/2019	HUF	148,500,000	629,509
6.75%, 10/22/2028	HUF	50,000,000	278,401
7.00%, 6/24/2022	HUF	224,500,000	1,096,203
7.50%, 11/12/2020	HUF	120,000,000	554,821

			9,203,028

IRELAND — 1.9%
Ireland Government Bond:
Zero Coupon, 10/18/2022	EUR	920,000	1,102,481
0.80%, 3/15/2022	EUR	1,245,000	1,551,220
1.00%, 5/15/2026	EUR	2,450,000	3,017,451
1.70%, 5/15/2037	EUR	1,025,000	1,269,599
2.00%, 2/18/2045	EUR	1,685,000	2,120,497
2.40%, 5/15/2030	EUR	2,000,000	2,763,137
3.40%, 3/18/2024	EUR	2,080,000	2,979,814
3.90%, 3/20/2023	EUR	1,310,000	1,883,826
4.40%, 6/18/2019	EUR	1,570,000	2,020,705
4.50%, 4/18/2020	EUR	2,350,000	3,147,503
5.00%, 10/18/2020	EUR	1,645,000	2,277,864
5.40%, 3/13/2025	EUR	2,350,000	3,811,689
5.90%, 10/18/2019	EUR	1,300,000	1,739,673

			29,685,459

ISRAEL — 0.9%
Israel Government Bond:
1.00%, 4/30/2021	ILS	3,870,000	1,137,014
1.25%, 11/30/2022	ILS	1,500,000	442,630
1.75%, 8/31/2025	ILS	3,300,000	976,084
2.00%, 3/31/2027	ILS	2,635,000	791,176

See accompanying notes to financial statements.

17

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
2.25%, 5/31/2019	ILS	5,270,000	$1,563,376
3.75%, 3/31/2024	ILS	4,500,000	1,507,809
3.75%, 3/31/2047	ILS	650,000	214,556
4.25%, 3/31/2023	ILS	3,700,000	1,254,574
5.00%, 1/31/2020	ILS	3,400,000	1,076,745
5.50%, 1/31/2022	ILS	3,275,000	1,132,045
5.50%, 1/31/2042	ILS	3,945,000	1,687,838
6.00%, 2/28/2019	ILS	2,950,000	907,242
6.25%, 10/30/2026	ILS	3,220,000	1,292,130

			13,983,219

ITALY — 5.4%
Italy Buoni Poliennali Del Tesoro:
0.05%, 10/15/2019	EUR	730,000	879,338
0.35%, 6/15/2020	EUR	1,000,000	1,209,036
0.35%, 11/1/2021	EUR	735,000	880,366
0.45%, 6/1/2021	EUR	450,000	543,123
0.65%, 10/15/2023	EUR	725,000	849,521
0.90%, 8/1/2022	EUR	920,000	1,112,989
0.95%, 3/15/2023	EUR	1,750,000	2,104,763
1.20%, 4/1/2022	EUR	975,000	1,198,944
1.25%, 12/1/2026	EUR	1,000,000	1,145,153
1.45%, 11/15/2024	EUR	20,000	24,094
1.60%, 6/1/2026	EUR	800,000	947,710
1.85%, 5/15/2024	EUR	325,000	403,783
2.05%, 8/1/2027	EUR	1,120,000	1,352,440
2.20%, 6/1/2027	EUR	1,095,000	1,343,291
2.25%, 9/1/2036 (a)	EUR	955,000	1,059,617
2.45%, 9/1/2033 (a)	EUR	500,000	588,674
2.80%, 3/1/2067 (a)	EUR	295,000	306,394
3.45%, 3/1/2048 (a)	EUR	595,000	741,626
3.75%, 8/1/2021	EUR	1,450,000	1,949,995
7.25%, 11/1/2026	EUR	450,000	781,375
Italy Certificati di Credito del Tesoro:
Zero Coupon, 5/30/2019	EUR	50,000	60,197
Zero Coupon, 10/30/2019	EUR	200,000	240,512
Republic of Italy:
0.10%, 4/15/2019	EUR	450,000	542,828
0.65%, 11/1/2020	EUR	1,000,000	1,217,931
0.70%, 5/1/2020	EUR	800,000	975,663
1.05%, 12/1/2019	EUR	825,000	1,011,900
1.35%, 4/15/2022	EUR	850,000	1,051,443
1.45%, 9/15/2022	EUR	910,000	1,127,604

See accompanying notes to financial statements.

18

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
1.50%, 8/1/2019	EUR	950,000	$1,171,141
1.50%, 6/1/2025	EUR	825,000	987,052
1.65%, 3/1/2032 (a)	EUR	1,005,000	1,092,158
2.00%, 12/1/2025	EUR	700,000	861,201
2.15%, 12/15/2021	EUR	950,000	1,214,238
2.50%, 5/1/2019	EUR	950,000	1,182,495
2.50%, 12/1/2024	EUR	1,000,000	1,287,020
2.70%, 3/1/2047 (a)	EUR	705,000	771,228
3.25%, 9/1/2046 (a)	EUR	700,000	855,951
3.50%, 3/1/2030 (a)	EUR	1,150,000	1,550,137
3.75%, 3/1/2021	EUR	1,100,000	1,465,641
3.75%, 5/1/2021	EUR	1,000,000	1,336,796
3.75%, 9/1/2024	EUR	1,000,000	1,383,922
4.00%, 9/1/2020	EUR	1,400,000	1,855,291
4.00%, 2/1/2037	EUR	1,300,000	1,832,424
4.25%, 2/1/2019	EUR	1,100,000	1,385,318
4.25%, 9/1/2019	EUR	1,025,000	1,321,295
4.25%, 3/1/2020	EUR	1,100,000	1,443,297
4.50%, 3/1/2019	EUR	1,175,000	1,488,840
4.50%, 2/1/2020	EUR	1,250,000	1,642,545
4.50%, 5/1/2023	EUR	950,000	1,349,962
4.50%, 3/1/2024	EUR	1,175,000	1,683,350
4.50%, 3/1/2026	EUR	950,000	1,385,362
4.75%, 9/1/2021	EUR	1,200,000	1,669,496
4.75%, 8/1/2023 (a)	EUR	1,450,000	2,096,879
4.75%, 9/1/2028 (a)	EUR	1,000,000	1,500,445
4.75%, 9/1/2044 (a)	EUR	800,000	1,231,041
5.00%, 3/1/2022	EUR	1,050,000	1,490,477
5.00%, 3/1/2025 (a)	EUR	1,150,000	1,712,481
5.00%, 8/1/2034	EUR	1,075,000	1,694,073
5.00%, 8/1/2039	EUR	950,000	1,496,245
5.00%, 9/1/2040	EUR	1,000,000	1,569,590
5.25%, 11/1/2029	EUR	1,350,000	2,124,630
5.50%, 9/1/2022	EUR	900,000	1,317,958
5.50%, 11/1/2022	EUR	900,000	1,322,268
5.75%, 2/1/2033	EUR	1,066,000	1,784,906
6.00%, 5/1/2031	EUR	1,350,000	2,286,495
6.50%, 11/1/2027	EUR	1,300,000	2,190,833

			81,684,791

JAPAN — 23.0%
Government of Japan 2 Year Bond:
0.10%, 1/15/2019	JPY	206,000,000	1,833,190

See accompanying notes to financial statements.

19

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
0.10%, 2/15/2019	JPY	140,000,000	$1,246,106
0.10%, 3/15/2019	JPY	424,000,000	3,774,635
0.10%, 4/15/2019	JPY	344,750,000	3,069,729
0.10%, 6/15/2019	JPY	160,000,000	1,425,314
0.10%, 7/15/2019	JPY	209,000,000	1,862,169
0.10%, 8/15/2019	JPY	8,000,000	71,293
0.10%, 9/15/2019	JPY	140,000,000	1,247,883
0.10%, 10/15/2019	JPY	127,500,000	1,136,668
0.10%, 11/15/2019	JPY	106,000,000	945,174
0.10%, 12/15/2019	JPY	148,000,000	1,319,939
Government of Japan 5 Year Bond:
0.10%, 6/20/2019	JPY	243,000,000	2,164,350
0.10%, 9/20/2019	JPY	200,000,000	1,782,317
0.10%, 12/20/2019	JPY	1,233,750,000	11,000,253
0.10%, 3/20/2020	JPY	400,000,000	3,568,327
0.10%, 6/20/2020	JPY	460,000,000	4,105,495
0.10%, 9/20/2020	JPY	365,000,000	3,259,144
0.10%, 12/20/2020	JPY	300,000,000	2,680,426
0.10%, 3/20/2021	JPY	360,000,000	3,218,045
0.10%, 6/20/2021	JPY	510,000,000	4,560,437
0.10%, 9/20/2021	JPY	300,000,000	2,683,755
0.10%, 12/20/2021	JPY	450,000,000	4,026,591
0.10%, 3/20/2022	JPY	465,000,000	4,163,907
0.10%, 6/20/2022	JPY	699,000,000	6,261,836
0.10%, 9/20/2022	JPY	748,000,000	6,704,510
0.20%, 3/20/2019	JPY	530,000,000	4,723,375
0.20%, 6/20/2019	JPY	480,000,000	4,281,481
0.20%, 9/20/2019	JPY	150,000,000	1,339,028
Government of Japan 10 Year Bond:
0.10%, 3/20/2026	JPY	680,000,000	6,090,301
0.10%, 6/20/2026	JPY	650,000,000	5,817,803
0.10%, 9/20/2026	JPY	620,000,000	5,546,757
0.10%, 12/20/2026	JPY	500,000,000	4,470,573
0.10%, 3/20/2027	JPY	582,250,000	5,204,638
0.10%, 6/20/2027	JPY	587,000,000	5,245,117
0.10%, 9/20/2027	JPY	504,000,000	4,499,850
0.10%, 12/20/2027	JPY	300,000,000	2,675,153
0.30%, 12/20/2024	JPY	272,000,000	2,473,981
0.30%, 12/20/2025	JPY	510,000,000	4,641,611
0.40%, 3/20/2025	JPY	345,000,000	3,160,861
0.40%, 6/20/2025	JPY	470,000,000	4,307,228
0.40%, 9/20/2025	JPY	465,000,000	4,262,975
0.50%, 9/20/2024	JPY	250,000,000	2,302,574

See accompanying notes to financial statements.

20

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
0.50%, 12/20/2024	JPY	94,950,000	$875,512
0.60%, 3/20/2023	JPY	390,000,000	3,587,204
0.60%, 9/20/2023	JPY	150,000,000	1,383,316
0.60%, 12/20/2023	JPY	395,000,000	3,647,009
0.60%, 3/20/2024	JPY	305,000,000	2,820,458
0.60%, 6/20/2024	JPY	355,000,000	3,286,925
0.70%, 12/20/2022	JPY	115,000,000	1,061,257
0.80%, 9/20/2020	JPY	200,000,000	1,819,512
0.80%, 6/20/2022	JPY	269,950,000	2,493,317
0.80%, 9/20/2022	JPY	250,000,000	2,313,604
0.80%, 12/20/2022	JPY	250,000,000	2,318,154
0.80%, 6/20/2023	JPY	410,000,000	3,817,531
0.80%, 9/20/2023	JPY	310,000,000	2,890,609
0.90%, 3/20/2022	JPY	135,000,000	1,249,250
0.90%, 6/20/2022	JPY	190,000,000	1,762,438
1.00%, 9/20/2020	JPY	250,000,000	2,286,462
1.00%, 9/20/2021	JPY	390,000,000	3,605,276
1.00%, 12/20/2021	JPY	200,000,000	1,853,085
1.00%, 3/20/2022	JPY	320,000,000	2,973,202
1.10%, 6/20/2020	JPY	66,000,000	603,491
1.10%, 6/20/2021	JPY	200,000,000	1,850,084
1.10%, 9/20/2021	JPY	170,000,000	1,577,159
1.10%, 12/20/2021	JPY	260,000,000	2,418,265
1.20%, 12/20/2020	JPY	370,000,000	3,413,131
1.20%, 6/20/2021	JPY	95,000,000	881,691
1.30%, 12/20/2019	JPY	377,000,000	3,440,355
1.30%, 3/20/2021	JPY	275,000,000	2,551,995
1.50%, 3/20/2019	JPY	200,000,000	1,810,404
Government of Japan 20 Year Bond:
0.20%, 6/20/2036	JPY	320,000,000	2,692,488
0.40%, 3/20/2036	JPY	175,000,000	1,531,363
0.50%, 9/20/2036	JPY	150,000,000	1,330,160
0.60%, 12/20/2036	JPY	260,000,000	2,340,669
0.60%, 6/20/2037	JPY	300,000,000	2,687,883
0.60%, 9/20/2037	JPY	340,000,000	3,039,023
0.60%, 12/20/2037	JPY	125,000,000	1,114,969
0.70%, 3/20/2037	JPY	249,600,000	2,281,320
0.80%, 6/20/2023	JPY	60,000,000	558,599
1.00%, 12/20/2035	JPY	360,000,000	3,487,766
1.20%, 12/20/2034	JPY	250,000,000	2,506,391
1.20%, 3/20/2035	JPY	205,000,000	2,053,803
1.20%, 9/20/2035	JPY	270,000,000	2,698,274
1.30%, 6/20/2035	JPY	150,000,000	1,523,382

See accompanying notes to financial statements.

21

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
1.40%, 9/20/2034	JPY	100,000,000	$1,031,265
1.50%, 3/20/2033	JPY	200,000,000	2,086,764
1.50%, 3/20/2034	JPY	200,000,000	2,089,818
1.50%, 6/20/2034	JPY	200,000,000	2,090,528
1.60%, 3/20/2032	JPY	180,000,000	1,894,338
1.60%, 12/20/2033	JPY	200,000,000	2,117,585
1.70%, 9/20/2032	JPY	200,000,000	2,134,328
1.70%, 12/20/2032	JPY	200,000,000	2,138,624
1.70%, 6/20/2033	JPY	170,000,000	1,820,683
1.70%, 9/20/2033	JPY	295,000,000	3,161,672
1.80%, 9/20/2030	JPY	231,350,000	2,468,370
1.80%, 9/20/2031	JPY	260,000,000	2,791,913
1.80%, 12/20/2031	JPY	250,000,000	2,689,081
1.90%, 9/20/2022	JPY	90,000,000	874,498
1.90%, 12/20/2023	JPY	55,000,000	545,826
1.90%, 3/20/2029	JPY	254,300,000	2,706,574
1.90%, 9/20/2030	JPY	231,000,000	2,490,125
1.90%, 3/20/2031	JPY	55,000,000	595,572
2.00%, 12/20/2024	JPY	75,000,000	761,132
2.00%, 3/20/2027	JPY	80,000,000	839,705
2.00%, 12/20/2030	JPY	50,000,000	546,094
2.10%, 9/21/2021	JPY	40,000,000	384,295
2.10%, 9/20/2024	JPY	100,000,000	1,016,733
2.10%, 9/20/2025	JPY	170,000,000	1,756,652
2.10%, 12/20/2026	JPY	100,000,000	1,052,960
2.10%, 3/20/2027	JPY	80,000,000	846,154
2.10%, 12/20/2027	JPY	220,000,000	2,350,455
2.10%, 9/20/2029	JPY	347,750,000	3,788,978
2.10%, 3/20/2030	JPY	190,000,000	2,080,656
2.20%, 9/20/2026	JPY	60,000,000	634,040
2.20%, 12/20/2029	JPY	70,000,000	772,069
2.20%, 3/20/2031	JPY	295,000,000	3,295,620
2.30%, 6/20/2027	JPY	100,000,000	1,077,887
2.60%, 3/20/2019	JPY	100,000,000	917,088
Government of Japan 30 Year Bond:
0.30%, 6/20/2046	JPY	150,000,000	1,168,509
0.50%, 9/20/2046	JPY	212,500,000	1,746,839
0.60%, 12/20/2046	JPY	100,000,000	843,160
0.80%, 3/20/2046	JPY	160,000,000	1,428,836
0.80%, 3/20/2047	JPY	197,500,000	1,753,989
0.80%, 6/20/2047	JPY	115,000,000	1,019,616
0.80%, 9/20/2047	JPY	121,000,000	1,071,513
0.80%, 12/20/2047	JPY	80,000,000	707,579

See accompanying notes to financial statements.

22

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
1.40%, 9/20/2045	JPY	110,000,000	$1,129,841
1.40%, 12/20/2045	JPY	155,000,000	1,592,558
1.50%, 12/20/2044	JPY	35,000,000	367,561
1.50%, 3/20/2045	JPY	70,000,000	734,991
1.60%, 6/20/2045	JPY	140,000,000	1,501,063
1.70%, 6/20/2033	JPY	130,000,000	1,392,287
1.70%, 3/20/2044	JPY	150,000,000	1,638,003
1.70%, 9/20/2044	JPY	115,000,000	1,256,496
1.80%, 3/20/2043	JPY	150,000,000	1,665,699
1.80%, 9/20/2043	JPY	70,000,000	777,941
1.90%, 9/20/2042	JPY	175,000,000	1,971,931
1.90%, 6/20/2043	JPY	20,000,000	226,162
2.00%, 9/20/2040	JPY	162,200,000	1,847,914
2.00%, 9/20/2041	JPY	100,000,000	1,143,524
2.00%, 3/20/2042	JPY	125,000,000	1,432,823
2.20%, 3/20/2041	JPY	105,550,000	1,245,134
2.30%, 12/20/2035	JPY	100,000,000	1,166,605
2.30%, 3/20/2039	JPY	90,900,000	1,076,937
2.30%, 3/20/2040	JPY	130,550,000	1,555,927
2.40%, 3/20/2037	JPY	30,000,000	356,666
2.50%, 9/20/2034	JPY	70,000,000	832,052
2.50%, 9/20/2035	JPY	60,000,000	717,854
2.50%, 3/20/2036	JPY	70,000,000	839,428
2.50%, 9/20/2036	JPY	80,000,000	962,237
2.50%, 9/20/2037	JPY	175,000,000	2,114,354
Government of Japan 40 Year Bond:
0.40%, 3/20/2056	JPY	174,200,000	1,275,379
0.90%, 3/20/2057	JPY	113,000,000	982,012
1.40%, 3/20/2055	JPY	125,000,000	1,272,392
1.70%, 3/20/2054	JPY	95,000,000	1,046,965
1.90%, 3/20/2053	JPY	100,000,000	1,155,277
2.00%, 3/20/2052	JPY	100,000,000	1,179,787
2.20%, 3/20/2049	JPY	75,000,000	914,274
2.20%, 3/20/2050	JPY	40,000,000	489,012
2.20%, 3/20/2051	JPY	105,000,000	1,288,634

			350,329,428

LATVIA — 0.1%
Republic of Latvia:
0.38%, 10/7/2026	EUR	250,000	294,514
0.50%, 12/15/2020	EUR	100,000	122,181
Series GMTN, 1.38%, 9/23/2025	EUR	100,000	128,486
1.38%, 5/16/2036	EUR	150,000	178,013

See accompanying notes to financial statements.

23

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
2.25%, 2/15/2047	EUR	100,000	$132,995
Series REGS, 2.63%, 1/21/2021	EUR	250,000	326,161
Series EMTN, 2.88%, 4/30/2024	EUR	200,000	280,267

			1,462,617

LITHUANIA — 0.1%
Lithuania Government International Bond:
Series EMTN, 0.95%, 5/26/2027	EUR	250,000	304,832
Series EMTN, 1.25%, 10/22/2025	EUR	100,000	126,685
Series EMTN, 2.10%, 5/26/2047	EUR	175,000	222,857
Series EMTN, 2.13%, 10/29/2026	EUR	200,000	270,468
Series EMTN, 2.13%, 10/22/2035	EUR	300,000	403,289
Series EMTN, 3.38%, 1/22/2024	EUR	200,000	285,778

			1,613,909

LUXEMBOURG — 0.2%
Luxembourg Government Bond:
0.63%, 2/1/2027	EUR	575,000	693,906
2.13%, 7/10/2023	EUR	520,000	696,786
2.25%, 3/21/2022	EUR	200,000	264,788
2.25%, 3/19/2028	EUR	150,000	207,950
3.38%, 5/18/2020	EUR	400,000	523,658

			2,387,088

MALAYSIA — 2.0%
Malaysia Government Bond:
3.44%, 2/15/2021	MYR	950,000	235,364
3.49%, 3/31/2020	MYR	3,000,000	746,134
3.62%, 11/30/2021	MYR	2,000,000	496,584
3.65%, 10/31/2019	MYR	5,500,000	1,371,948
3.76%, 3/15/2019	MYR	4,740,000	1,180,705
3.80%, 8/17/2023	MYR	4,950,000	1,223,895
3.84%, 4/15/2033	MYR	1,200,000	277,512
3.88%, 3/10/2022	MYR	2,100,000	525,732
3.89%, 7/31/2020	MYR	3,500,000	877,855
3.90%, 11/30/2026	MYR	3,500,000	853,715
3.90%, 11/16/2027	MYR	3,700,000	911,926
3.96%, 9/15/2025	MYR	3,000,000	736,358
4.05%, 9/30/2021	MYR	4,300,000	1,080,575
4.06%, 9/30/2024	MYR	3,000,000	748,184
4.13%, 4/15/2032	MYR	1,500,000	356,903
4.18%, 7/15/2024	MYR	6,925,000	1,733,261
4.25%, 5/31/2035	MYR	2,000,000	475,068
4.39%, 4/15/2026	MYR	2,000,000	504,355

See accompanying notes to financial statements.

24

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
4.74%, 3/15/2046	MYR	1,500,000	$363,603
4.76%, 4/7/2037	MYR	2,900,000	731,721
4.94%, 9/30/2043	MYR	1,500,000	373,304
Malaysia Government Investment Issue:
3.23%, 4/15/2020	MYR	5,000,000	1,228,457
3.56%, 4/30/2019	MYR	4,050,000	1,004,398
3.72%, 3/23/2021	MYR	1,500,000	370,374
3.74%, 8/26/2021	MYR	4,600,000	1,136,636
3.80%, 8/27/2020	MYR	5,000,000	1,240,714
3.87%, 8/8/2028	MYR	3,250,000	766,121
3.95%, 4/14/2022	MYR	2,500,000	621,267
3.99%, 10/15/2025	MYR	3,000,000	726,956
4.05%, 8/15/2024	MYR	1,700,000	418,773
4.07%, 9/30/2026	MYR	2,000,000	488,479
4.19%, 7/15/2022	MYR	3,775,000	946,179
4.25%, 9/30/2030	MYR	2,000,000	473,126
4.26%, 7/26/2027	MYR	6,500,000	1,613,702
4.39%, 7/7/2023	MYR	700,000	176,521
4.44%, 5/22/2024	MYR	5,500,000	1,382,049
4.58%, 8/30/2033	MYR	2,000,000	484,366
4.79%, 10/31/2035	MYR	3,000,000	739,353
4.90%, 5/8/2047	MYR	1,850,000	447,688
4.94%, 12/6/2028	MYR	1,225,000	321,746

			30,391,607

MEXICO — 1.8%
Mexican Bonos:
5.00%, 12/11/2019	MXN	51,700,000	2,515,201
5.75%, 3/5/2026	MXN	60,250,000	2,722,066
6.50%, 6/10/2021	MXN	79,850,000	3,941,792
6.50%, 6/9/2022	MXN	54,400,000	2,661,431
7.50%, 6/3/2027	MXN	22,650,000	1,144,279
7.75%, 5/29/2031	MXN	35,470,000	1,813,882
7.75%, 11/23/2034	MXN	25,350,000	1,295,026
7.75%, 11/13/2042	MXN	38,000,000	1,930,541
8.00%, 6/11/2020	MXN	52,700,000	2,715,334
8.00%, 12/7/2023	MXN	14,000,000	727,108
8.00%, 11/7/2047	MXN	15,600,000	813,476
8.50%, 5/31/2029	MXN	16,500,000	893,128
8.50%, 11/18/2038	MXN	17,000,000	931,435
10.00%, 12/5/2024	MXN	50,000,000	2,880,529

See accompanying notes to financial statements.

25

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
10.00%, 11/20/2036	MXN	13,200,000	$823,365

			27,808,593

NETHERLANDS — 4.5%
Kingdom of Netherlands:
0.25%, 1/15/2020	EUR	3,375,000	4,123,161
0.25%, 7/15/2025 (a)	EUR	2,725,000	3,271,336
1.25%, 1/15/2019 (a)	EUR	2,655,000	3,251,619
1.75%, 7/15/2023 (a)	EUR	2,900,000	3,827,032
2.00%, 7/15/2024 (a)	EUR	3,050,000	4,115,265
2.25%, 7/15/2022 (a)	EUR	2,875,000	3,839,569
2.50%, 1/15/2033 (a)	EUR	2,700,000	3,976,834
2.75%, 1/15/2047 (a)	EUR	2,410,000	3,937,329
3.25%, 7/15/2021 (a)	EUR	2,775,000	3,764,689
3.50%, 7/15/2020 (a)	EUR	2,850,000	3,773,646
3.75%, 1/15/2023	EUR	1,750,000	2,513,418
3.75%, 1/15/2042 (a)	EUR	2,750,000	5,123,777
4.00%, 7/15/2019 (a)	EUR	2,250,000	2,895,555
4.00%, 1/15/2037 (a)	EUR	2,570,000	4,697,435
5.50%, 1/15/2028	EUR	1,955,000	3,489,420
Netherlands Government Bond:
Zero Coupon, 1/15/2022 (a)	EUR	2,815,000	3,416,455
Zero Coupon, 1/15/2024 (a)	EUR	1,170,000	1,398,201
0.50%, 7/15/2026 (a)	EUR	2,750,000	3,336,012
0.75%, 7/15/2027 (a)	EUR	3,030,000	3,710,935
7.50%, 1/15/2023 (a)	EUR	400,000	664,603

			69,126,291

NEW ZEALAND — 0.7%
New Zealand Government Bond:
2.75%, 4/15/2025	NZD	1,205,000	868,301
2.75%, 4/15/2037	NZD	710,000	468,294
3.00%, 4/15/2020	NZD	2,440,000	1,777,698
3.50%, 4/14/2033	NZD	1,040,000	777,249
4.50%, 4/15/2027	NZD	1,360,000	1,105,894
5.00%, 3/15/2019	NZD	2,470,000	1,822,630
5.50%, 4/15/2023	NZD	2,010,000	1,658,772
6.00%, 5/15/2021	NZD	2,240,000	1,796,902

			10,275,740

NORWAY — 0.7%
Norway Government Bond:
1.50%, 2/19/2026 (a)	NOK	8,625,000	1,054,405
1.75%, 3/13/2025 (a)	NOK	8,350,000	1,045,160

See accompanying notes to financial statements.

26

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
1.75%, 2/17/2027 (a)	NOK	7,400,000	$917,395
2.00%, 5/24/2023 (a)	NOK	13,605,000	1,733,544
3.00%, 3/14/2024 (a)	NOK	10,185,000	1,370,771
3.75%, 5/25/2021 (a)	NOK	17,830,000	2,386,750
4.50%, 5/22/2019 (a)	NOK	18,065,000	2,331,538

			10,839,563

POLAND — 1.6%
Poland Government Bond:
Zero Coupon, 4/25/2019	PLN	3,900,000	1,099,042
Zero Coupon, 7/25/2020	PLN	2,000,000	548,521
1.50%, 4/25/2020	PLN	5,650,000	1,611,034
1.75%, 7/25/2021	PLN	7,025,000	1,985,308
2.00%, 4/25/2021	PLN	6,000,000	1,713,595
2.25%, 4/25/2022	PLN	6,075,000	1,731,518
2.50%, 1/25/2023	PLN	850,000	242,515
2.50%, 7/25/2026	PLN	8,000,000	2,177,507
2.50%, 7/25/2027	PLN	6,855,000	1,845,658
3.25%, 7/25/2019	PLN	5,800,000	1,710,089
3.25%, 7/25/2025	PLN	5,600,000	1,625,141
4.00%, 10/25/2023	PLN	5,725,000	1,755,163
4.00%, 4/25/2047	PLN	1,000,000	298,568
5.25%, 10/25/2020	PLN	3,500,000	1,095,991
5.50%, 10/25/2019	PLN	4,500,000	1,380,511
5.75%, 10/25/2021	PLN	3,175,000	1,028,668
5.75%, 9/23/2022	PLN	5,720,000	1,879,066
5.75%, 4/25/2029	PLN	1,500,000	536,793

			24,264,688

PORTUGAL — 2.2%
Portugal Obrigacoes do Tesouro OT:
2.20%, 10/17/2022 (a)	EUR	2,200,000	2,857,534
2.88%, 10/15/2025 (a)	EUR	2,750,000	3,638,431
2.88%, 7/21/2026 (a)	EUR	1,750,000	2,289,465
3.85%, 4/15/2021 (a)	EUR	2,900,000	3,911,506
3.88%, 2/15/2030 (a)	EUR	1,050,000	1,462,201
4.10%, 4/15/2037 (a)	EUR	1,850,000	2,643,628
4.10%, 2/15/2045 (a)	EUR	700,000	982,459
4.13%, 4/14/2027 (a)	EUR	1,850,000	2,633,072
4.75%, 6/14/2019 (a)	EUR	2,000,000	2,569,535
4.80%, 6/15/2020 (a)	EUR	2,250,000	3,016,614
4.95%, 10/25/2023 (a)	EUR	1,850,000	2,732,512

See accompanying notes to financial statements.

27

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
5.65%, 2/15/2024 (a)	EUR	2,750,000	$4,197,295

			32,934,252

RUSSIA — 1.0%
Russian Federal Bond - OFZ:
6.40%, 5/27/2020	RUB	48,000,000	825,412
6.70%, 5/15/2019	RUB	70,000,000	1,216,140
6.80%, 12/11/2019	RUB	32,300,000	561,661
7.00%, 12/15/2021	RUB	3,200,000	55,472
7.00%, 1/25/2023	RUB	30,000,000	521,302
7.00%, 8/16/2023	RUB	49,135,000	853,464
7.05%, 1/19/2028	RUB	50,000,000	844,345
7.10%, 10/16/2024	RUB	62,250,000	1,078,933
7.40%, 12/7/2022	RUB	79,100,000	1,392,773
7.50%, 2/27/2019	RUB	25,000,000	438,848
7.50%, 8/18/2021	RUB	82,700,000	1,462,338
7.60%, 4/14/2021	RUB	20,000,000	362,674
7.60%, 7/20/2022	RUB	30,000,000	536,205
7.70%, 3/23/2033	RUB	60,000,000	1,047,919
7.75%, 9/16/2026	RUB	84,250,000	1,497,209
8.15%, 2/3/2027	RUB	77,500,000	1,417,504
8.50%, 9/17/2031	RUB	55,040,000	1,034,714

			15,146,913

SINGAPORE — 1.0%
Singapore Government Bond:
1.25%, 10/1/2021	SGD	1,110,000	817,051
1.63%, 10/1/2019	SGD	1,655,000	1,237,906
1.75%, 4/1/2022	SGD	1,545,000	1,159,386
2.00%, 7/1/2020	SGD	950,000	716,552
2.13%, 6/1/2026	SGD	1,795,000	1,357,264
2.25%, 6/1/2021	SGD	1,550,000	1,181,289
2.25%, 8/1/2036	SGD	495,000	363,746
2.38%, 6/1/2025	SGD	600,000	461,539
2.50%, 6/1/2019	SGD	1,420,000	1,074,956
2.75%, 7/1/2023	SGD	1,375,000	1,077,756
2.75%, 4/1/2042	SGD	1,100,000	865,908
2.75%, 3/1/2046	SGD	975,000	776,972
2.88%, 7/1/2029	SGD	890,000	717,914
2.88%, 9/1/2030	SGD	800,000	639,928
3.00%, 9/1/2024	SGD	1,100,000	877,844
3.13%, 9/1/2022	SGD	550,000	437,481
3.25%, 9/1/2020	SGD	900,000	700,861
3.38%, 9/1/2033	SGD	675,000	572,578

See accompanying notes to financial statements.

28

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
3.50%, 3/1/2027	SGD	800,000	$672,894

			15,709,825

SLOVAKIA — 0.6%
Slovakia Government Bond:
Zero Coupon, 11/13/2023	EUR	300,000	355,692
0.63%, 5/22/2026	EUR	300,000	361,141
1.38%, 1/21/2027	EUR	575,000	730,534
1.63%, 1/21/2031	EUR	400,000	503,017
1.88%, 3/9/2037	EUR	565,000	708,221
2.00%, 10/17/2047	EUR	200,000	250,201
3.00%, 2/28/2023	EUR	655,000	912,690
3.38%, 11/15/2024	EUR	675,000	972,608
3.63%, 1/16/2029	EUR	700,000	1,069,128
4.00%, 4/27/2020	EUR	770,000	1,018,206
4.35%, 10/14/2025	EUR	700,000	1,109,078
Slovakia Government International Bond Series EMTN, 4.00%, 3/26/2021	EUR	300,000	412,997

			8,403,513

SLOVENIA — 0.4%
Slovenia Government Bond:
1.25%, 3/22/2027	EUR	610,000	757,728
1.50%, 3/25/2035	EUR	400,000	473,843
1.75%, 11/3/2040	EUR	770,000	917,334
2.13%, 7/28/2025	EUR	500,000	672,310
2.25%, 3/25/2022	EUR	300,000	397,143
2.25%, 3/3/2032	EUR	400,000	546,552
3.00%, 4/8/2021	EUR	300,000	399,074
3.13%, 8/7/2045	EUR	150,000	227,397
4.13%, 1/26/2020	EUR	350,000	459,167
4.38%, 2/6/2019	EUR	200,000	252,648
4.38%, 1/18/2021	EUR	300,000	410,685
4.63%, 9/9/2024	EUR	250,000	389,869
5.13%, 3/30/2026	EUR	320,000	525,858

			6,429,608

SOUTH KOREA — 4.4%
Korea Treasury Bond:
1.25%, 12/10/2019	KRW	4,140,000,000	3,805,335
1.38%, 9/10/2021	KRW	3,324,000,000	3,004,218
1.50%, 6/10/2019	KRW	2,265,000,000	2,100,349
1.50%, 12/10/2026	KRW	2,680,000,000	2,304,242
1.50%, 9/10/2036	KRW	1,760,000,000	1,407,914

See accompanying notes to financial statements.

29

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
1.75%, 6/10/2020	KRW	1,475,000,000	$1,364,537
1.88%, 6/10/2026	KRW	2,200,000,000	1,962,432
2.00%, 3/10/2020	KRW	3,350,000,000	3,120,039
2.00%, 9/10/2020	KRW	2,000,000,000	1,858,572
2.00%, 3/10/2021	KRW	2,700,000,000	2,502,915
2.00%, 9/10/2022	KRW	1,260,000,000	1,158,890
2.00%, 3/10/2046	KRW	1,800,000,000	1,360,024
2.13%, 6/10/2027	KRW	3,280,000,000	2,972,087
2.13%, 3/10/2047	KRW	2,190,500,000	1,911,829
2.25%, 6/10/2025	KRW	3,500,000,000	3,222,073
2.25%, 12/10/2025	KRW	2,200,000,000	2,022,249
2.63%, 9/10/2035	KRW	2,000,000,000	1,911,464
2.75%, 9/10/2019	KRW	4,998,000,000	4,721,851
2.75%, 12/10/2044	KRW	2,000,000,000	1,968,751
3.00%, 9/10/2024	KRW	3,900,000,000	3,768,273
3.00%, 12/10/2042	KRW	2,065,000,000	2,114,602
3.13%, 3/10/2019	KRW	3,620,000,000	3,427,816
3.38%, 9/10/2023	KRW	500,000,000	490,196
3.50%, 3/10/2024	KRW	2,750,000,000	2,725,841
3.75%, 6/10/2022	KRW	2,162,000,000	2,136,471
3.75%, 12/10/2033	KRW	1,965,000,000	2,144,477
4.00%, 12/10/2031	KRW	2,000,000,000	2,203,421
4.25%, 6/10/2021	KRW	500,000,000	497,197
4.75%, 12/10/2030	KRW	500,000,000	584,331
5.00%, 6/10/2020	KRW	2,299,994,000	2,291,177
5.50%, 3/10/2028	KRW	400,000,000	475,053

			67,538,626

SPAIN — 4.5%
Kingdom of Spain:
0.05%, 1/31/2021	EUR	500,000	601,352
0.25%, 1/31/2019	EUR	1,650,000	1,994,213
1.15%, 7/30/2020	EUR	900,000	1,116,343
1.40%, 1/31/2020	EUR	1,900,000	2,358,978
1.60%, 4/30/2025 (a)	EUR	1,351,000	1,696,267
1.95%, 4/30/2026 (a)	EUR	1,100,000	1,393,163
1.95%, 7/30/2030 (a)	EUR	1,600,000	1,925,653
2.15%, 10/31/2025 (a)	EUR	1,350,000	1,744,775
2.75%, 4/30/2019	EUR	2,150,000	2,687,703
2.75%, 10/31/2024 (a)	EUR	1,610,000	2,179,203
3.80%, 4/30/2024 (a)	EUR	1,650,000	2,357,333
4.00%, 4/30/2020 (a)	EUR	1,250,000	1,646,897
4.20%, 1/31/2037 (a)	EUR	1,450,000	2,232,662

See accompanying notes to financial statements.

30

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
4.30%, 10/31/2019 (a)	EUR	1,250,000	$1,627,826
4.40%, 10/31/2023 (a)	EUR	1,463,000	2,137,700
4.60%, 7/30/2019 (a)	EUR	1,475,000	1,908,829
4.65%, 7/30/2025 (a)	EUR	1,470,000	2,232,863
4.70%, 7/30/2041 (a)	EUR	1,000,000	1,644,618
4.80%, 1/31/2024 (a)	EUR	859,000	1,284,930
4.85%, 10/31/2020 (a)	EUR	1,100,000	1,505,102
4.90%, 7/30/2040 (a)	EUR	700,000	1,177,768
5.15%, 10/31/2028 (a)	EUR	1,135,000	1,825,616
5.15%, 10/31/2044 (a)	EUR	900,000	1,567,278
5.40%, 1/31/2023 (a)	EUR	1,500,000	2,250,488
5.50%, 4/30/2021 (a)	EUR	1,600,000	2,268,192
5.75%, 7/30/2032	EUR	1,350,000	2,379,423
5.85%, 1/31/2022 (a)	EUR	1,525,000	2,252,707
5.90%, 7/30/2026 (a)	EUR	1,270,000	2,096,612
6.00%, 1/31/2029	EUR	1,200,000	2,062,268
Spain Government Bond:
0.40%, 4/30/2022	EUR	2,000,000	2,417,571
0.45%, 10/31/2022	EUR	920,000	1,108,228
0.75%, 7/30/2021	EUR	1,528,000	1,878,765
1.30%, 10/31/2026 (a)	EUR	1,660,000	1,989,362
1.45%, 10/31/2027 (a)	EUR	1,345,000	1,599,835
1.50%, 4/30/2027 (a)	EUR	1,500,000	1,809,583
2.35%, 7/30/2033 (a)	EUR	1,510,000	1,842,220
2.90%, 10/31/2046 (a)	EUR	1,160,000	1,411,627
3.45%, 7/30/2066 (a)	EUR	550,000	707,300

			68,921,253

SWEDEN — 1.2%
Kingdom of Sweden:
0.75%, 5/12/2028	SEK	14,350,000	1,748,877
1.00%, 11/12/2026	SEK	15,400,000	1,954,943
1.50%, 11/13/2023 (a)	SEK	15,520,000	2,042,222
2.25%, 6/1/2032	SEK	3,100,000	434,151
2.50%, 5/12/2025	SEK	13,150,000	1,855,233
3.50%, 6/1/2022	SEK	24,150,000	3,420,767
3.50%, 3/30/2039	SEK	7,600,000	1,273,700
4.25%, 3/12/2019	SEK	20,650,000	2,674,727
5.00%, 12/1/2020	SEK	18,850,000	2,667,203

			18,071,823

SWITZERLAND — 1.2%
Switzerland Government Bond:
Zero Coupon, 6/22/2029	CHF	765,000	787,216

See accompanying notes to financial statements.

31

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
0.50%, 5/27/2030	CHF	470,000	$510,417
0.50%, 6/28/2045	CHF	350,000	370,939
0.50%, 5/24/2055	CHF	310,000	327,814
0.50%, 5/30/2058	CHF	345,000	366,065
1.25%, 6/11/2024	CHF	940,000	1,064,722
1.25%, 5/28/2026	CHF	1,440,000	1,662,834
1.25%, 6/27/2037	CHF	870,000	1,058,731
1.50%, 7/24/2025	CHF	690,000	803,926
1.50%, 4/30/2042	CHF	850,000	1,102,950
2.00%, 4/28/2021	CHF	1,150,000	1,284,059
2.00%, 5/25/2022	CHF	860,000	981,256
2.00%, 6/25/2064	CHF	440,000	739,624
2.25%, 7/6/2020	CHF	1,110,000	1,224,930
2.25%, 6/22/2031	CHF	355,000	469,387
2.50%, 3/8/2036	CHF	765,000	1,097,298
3.00%, 5/12/2019	CHF	1,302,000	1,406,213
3.25%, 6/27/2027	CHF	500,000	678,348
3.50%, 4/8/2033	CHF	800,000	1,230,251
4.00%, 2/11/2023	CHF	325,000	410,144
4.00%, 4/8/2028	CHF	370,000	538,617
4.00%, 1/6/2049	CHF	200,000	421,098

			18,536,839

THAILAND — 1.8%
Thailand Government Bond:
1.88%, 6/17/2022	THB	39,500,000	1,216,784
2.00%, 12/17/2022	THB	20,000,000	617,657
2.13%, 12/17/2026	THB	27,000,000	814,248
2.55%, 6/26/2020	THB	50,500,000	1,587,731
2.88%, 6/17/2046	THB	31,560,000	918,823
3.40%, 6/17/2036	THB	25,000,000	820,344
3.45%, 3/8/2019	THB	17,000,000	533,946
3.58%, 12/17/2027	THB	16,000,000	534,701
3.63%, 6/16/2023	THB	60,900,000	2,030,440
3.65%, 12/17/2021	THB	78,800,000	2,596,775
3.78%, 6/25/2032	THB	10,000,000	339,189
3.85%, 12/12/2025	THB	82,000,000	2,807,553
3.88%, 6/13/2019	THB	58,880,000	1,869,923
4.00%, 6/17/2066	THB	49,590,000	1,722,409
4.26%, 12/12/2037	THB	75,500,000	2,690,527
4.68%, 6/29/2044	THB	42,950,000	1,680,733
4.75%, 12/20/2024	THB	5,000,000	178,915
4.85%, 6/17/2061	THB	24,000,000	973,972

See accompanying notes to financial statements.

32

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
4.88%, 6/22/2029	THB	84,900,000	$3,194,332
5.50%, 8/13/2019	THB	19,425,000	634,510
5.63%, 1/12/2019	THB	3,300,000	105,539
5.85%, 3/31/2021	THB	9,800,000	340,214

			28,209,265

UNITED KINGDOM — 5.8%
United Kingdom Gilt:
0.50%, 7/22/2022	GBP	1,525,000	2,042,473
0.75%, 7/22/2023	GBP	870,000	1,169,277
United Kingdom Treasury Bond:
1.25%, 7/22/2027	GBP	1,390,000	1,885,155
1.50%, 1/22/2021	GBP	1,500,000	2,087,892
1.50%, 7/22/2026	GBP	1,590,000	2,221,636
1.50%, 7/22/2047	GBP	1,160,000	1,476,631
1.75%, 7/22/2019	GBP	2,145,000	2,960,584
1.75%, 9/7/2022	GBP	1,395,000	1,976,345
1.75%, 9/7/2037	GBP	725,000	982,852
1.75%, 7/22/2057	GBP	620,000	869,284
2.00%, 7/22/2020	GBP	1,640,000	2,303,612
2.00%, 9/7/2025	GBP	1,275,000	1,851,526
2.25%, 9/7/2023	GBP	1,225,000	1,787,050
2.50%, 7/22/2065	GBP	975,000	1,724,782
2.75%, 9/7/2024	GBP	1,200,000	1,815,031
3.25%, 1/22/2044	GBP	1,235,000	2,175,682
3.50%, 1/22/2045	GBP	1,350,000	2,494,569
3.50%, 7/22/2068	GBP	975,000	2,201,940
3.75%, 9/7/2019	GBP	1,360,000	1,942,287
3.75%, 9/7/2020	GBP	1,100,000	1,617,617
3.75%, 9/7/2021	GBP	1,480,000	2,232,908
3.75%, 7/22/2052	GBP	1,095,000	2,280,698
4.00%, 3/7/2022	GBP	1,700,000	2,619,819
4.00%, 1/22/2060	GBP	1,000,000	2,341,880
4.25%, 12/7/2027	GBP	1,380,000	2,400,194
4.25%, 6/7/2032	GBP	1,600,000	2,932,108
4.25%, 3/7/2036	GBP	1,395,000	2,652,441
4.25%, 9/7/2039	GBP	1,009,000	1,983,235
4.25%, 12/7/2040	GBP	1,209,000	2,405,947
4.25%, 12/7/2046	GBP	1,070,000	2,254,391
4.25%, 12/7/2049	GBP	920,000	2,013,151
4.25%, 12/7/2055	GBP	1,205,000	2,828,486
4.50%, 3/7/2019	GBP	1,465,000	2,076,918
4.50%, 9/7/2034	GBP	1,515,000	2,913,655

See accompanying notes to financial statements.

33

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
4.50%, 12/7/2042	GBP	1,200,000	$2,514,495
4.75%, 3/7/2020	GBP	1,590,000	2,352,189
4.75%, 12/7/2030	GBP	1,500,000	2,827,875
4.75%, 12/7/2038	GBP	1,220,000	2,530,654
5.00%, 3/7/2025	GBP	1,560,000	2,702,585
6.00%, 12/7/2028	GBP	845,000	1,695,644
8.00%, 6/7/2021	GBP	1,085,000	1,837,312

			87,982,810

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,509,120,203)			1,513,507,480

		Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d) (Cost $2)		2	2

TOTAL INVESTMENTS — 99.2% (Cost $1,509,120,205)			1,513,507,482

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%	.		12,177,135

NET ASSETS — 100.0%			$1,525,684,617

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 19.3% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.

EMTN = Euro Medium Term Note

GMTN = Global Medium Term Note

See accompanying notes to financial statements.

34

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

AUD— Australian Dollar

CAD— Canadian Dollar

CHF— Swiss Franc

CLP— Chilean Peso

CZK— Czech Koruna

DKK— Danish Krone

EUR— Euro

GBP— British Pound

HKD— Hong Kong Dollar

HUF— Hungary Forint

ILS— Israeli New Shekel

JPY— Japanese Yen

KRW— South Korean Won

MXN— Mexican Peso

MYR— Malaysian Ringgit

NOK— Norwegian Krone

NZD— New Zealand Dollar

PLN— Polish Zloty

RUB— Russian Ruble

SEK— Swedish Krona

SGD— Singapore Dollar

THB— Thai Baht

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Australia	$—	$71,033,879	$—	$71,033,879
Austria	—	59,280,877	—	59,280,877
Belgium	—	69,044,988	—	69,044,988
Canada	—	70,076,731	—	70,076,731
Chile	—	1,123,722	—	1,123,722
Czech Republic	—	10,363,846	—	10,363,846
Denmark	—	22,401,382	—	22,401,382
Finland	—	23,611,199	—	23,611,199
France	—	84,334,438	—	84,334,438
Germany	—	69,427,553	—	69,427,553
Hong Kong	—	1,868,117	—	1,868,117
Hungary	—	9,203,028	—	9,203,028
Ireland	—	29,685,459	—	29,685,459
Israel	—	13,983,219	—	13,983,219

See accompanying notes to financial statements.

35

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Italy	$—	$81,684,791	$—	$81,684,791
Japan.	—	350,329,428	—	350,329,428
Latvia	—	1,462,617	—	1,462,617
Lithuania	—	1,613,909	—	1,613,909
Luxembourg	—	2,387,088	—	2,387,088
Malaysia	—	30,391,607	—	30,391,607
Mexico	—	27,808,593	—	27,808,593
Netherlands	—	69,126,291	—	69,126,291
New Zealand	—	10,275,740	—	10,275,740
Norway	—	10,839,563	—	10,839,563
Poland	—	24,264,688	—	24,264,688
Portugal	—	32,934,252	—	32,934,252
Russia	—	15,146,913	—	15,146,913
Singapore	—	15,709,825	—	15,709,825
Slovakia	—	8,403,513	—	8,403,513
Slovenia	—	6,429,608	—	6,429,608
South Korea	—	67,538,626	—	67,538,626
Spain.	—	68,921,253	—	68,921,253
Sweden	—	18,071,823	—	18,071,823
Switzerland	—	18,536,839	—	18,536,839
Thailand	—	28,209,265	—	28,209,265
United Kingdom	—	87,982,810	—	87,982,810
Short-Term Investment	2	—	—	2

TOTAL INVESTMENTS	$2	$1,513,507,480	$—	$1,513,507,482

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$100,145,078	$100,145,076	$—	$—	2	$2	$6,586

See accompanying notes to financial statements.

36

SPDR BLOOMBERG BARCLAYS TIPS ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Inflation Protected Indexed Bonds:
0.63%, 2/15/2043	$20,333,658	$19,924,748
0.75%, 2/15/2042	20,779,470	21,000,356
0.75%, 2/15/2045	20,237,909	20,362,170
0.88%, 2/15/2047	15,651,781	16,283,017
1.00%, 2/15/2046	17,396,516	18,606,965
1.38%, 2/15/2044	19,390,764	22,413,008
1.75%, 1/15/2028	15,469,311	17,395,859
2.00%, 1/15/2026	20,393,981	22,947,308
2.13%, 2/15/2040	14,188,018	18,478,900
2.13%, 2/15/2041	22,267,289	29,220,473
2.38%, 1/15/2025	30,006,576	34,205,997
2.38%, 1/15/2027	16,540,914	19,362,959
2.50%, 1/15/2029	12,928,802	15,696,470
3.38%, 4/15/2032	5,620,975	7,786,625
3.63%, 4/15/2028	21,001,414	27,594,178
3.88%, 4/15/2029	24,561,336	33,517,382
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2019	42,296,847	42,211,831
0.13%, 4/15/2020	42,964,396	42,887,060
0.13%, 4/15/2021	38,391,775	38,244,734
0.13%, 1/15/2022	36,916,385	36,783,117
0.13%, 4/15/2022	36,899,157	36,649,719
0.13%, 7/15/2022	36,084,377	36,058,397
0.13%, 1/15/2023	36,284,311	36,021,976
0.13%, 7/15/2024	34,141,892	33,753,699
0.13%, 7/15/2026	31,107,058	30,409,327
0.25%, 1/15/2025	35,301,364	35,004,479
0.38%, 7/15/2023	35,280,851	35,565,567
0.38%, 7/15/2025	34,732,815	34,801,933
0.38%, 1/15/2027	33,012,350	32,794,138
0.38%, 7/15/2027	29,567,416	29,424,901
0.63%, 7/15/2021	32,185,421	32,813,037
0.63%, 1/15/2024	36,423,074	37,078,689
0.63%, 1/15/2026	36,138,220	36,733,778
1.13%, 1/15/2021	33,935,102	34,959,602
1.25%, 7/15/2020	30,050,354	31,039,311
1.38%, 1/15/2020	18,187,573	18,666,816
1.88%, 7/15/2019	14,457,972	14,911,518

See accompanying notes to financial statements.

37

SPDR BLOOMBERG BARCLAYS TIPS ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
2.13%, 1/15/2019	$14,091,488	$14,387,269

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,055,798,382)		1,065,997,313

	Shares
SHORT-TERM INVESTMENT —0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c) (Cost $103,772)	103,772	103,772

TOTAL INVESTMENTS — 99.7% (Cost $1,055,902,154)		1,066,101,085

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		3,570,004

NET ASSETS — 100.0%		$1,069,671,089

(a)	Amount shown represents less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,065,997,313	$—	$1,065,997,313
Short-Term Investment	103,772	—	—	103,772

TOTAL INVESTMENTS	$103,772	$1,065,997,313	$—	$1,066,101,085

See accompanying notes to financial statements.

40

SPDR BLOOMBERG BARCLAYS TIPS ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	75,605	$75,605	$30,819,552	$30,791,385	$—	$—	103,772	$103,772	$6,451
State Street Navigator Securities Lending Government Money Market Portfolio	36,630	36,630	51,603,400	51,640,030	—	—	—	—	6,482

Total		$112,235	$82,422,952	$82,431,415	$—	$—		$103,772	$12,933

See accompanying notes to financial statements.

39

SPDR CITI INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.5%
AUSTRALIA — 4.2%
Australia Government Bond:
0.75%, 11/21/2027	AUD	1,813,140	$1,420,175
1.25%, 2/21/2022	AUD	3,960,380	3,192,451
1.25%, 8/21/2040	AUD	1,876,500	1,557,308
2.00%, 8/21/2035	AUD	2,607,600	2,401,474
2.50%, 9/20/2030	AUD	3,317,326	3,129,318
3.00%, 9/20/2025	AUD	5,431,232	4,993,815
4.00%, 8/20/2020	AUD	5,355,756	4,580,576

			21,275,117

BRAZIL — 8.1%
Brazil Notas do Tesouro Nacional Serie B:
6.00%, 5/15/2019	BRL	10,168,918	3,202,448
6.00%, 8/15/2020	BRL	9,106,494	2,886,891
6.00%, 5/15/2021	BRL	10,093,031	3,202,943
6.00%, 8/15/2022	BRL	20,884,226	6,638,727
6.00%, 5/15/2023	BRL	8,256,555	2,620,644
6.00%, 8/15/2024	BRL	7,436,970	2,364,972
6.00%, 8/15/2026	BRL	7,133,420	2,284,281
6.00%, 8/15/2030	BRL	4,826,442	1,552,299
6.00%, 5/15/2035	BRL	8,195,843	2,649,981
6.00%, 8/15/2040	BRL	6,981,645	2,278,155
6.00%, 5/15/2045	BRL	11,990,217	3,900,320
6.00%, 8/15/2050	BRL	19,275,412	6,302,280
6.00%, 5/15/2055	BRL	3,764,018	1,239,487

			41,123,428

CANADA — 4.6%
Canadian Government Real Return Bond:
0.50%, 12/1/2050	CAD	352,506	274,023
1.25%, 12/1/2047	CAD	3,238,185	3,061,615
1.50%, 12/1/2044	CAD	3,289,419	3,206,563
2.00%, 12/1/2041	CAD	3,007,056	3,136,751
3.00%, 12/1/2036	CAD	2,967,668	3,400,449
4.00%, 12/1/2031	CAD	3,244,409	3,804,811
4.25%, 12/1/2021	CAD	3,096,074	2,848,304
4.25%, 12/1/2026	CAD	3,100,074	3,309,170

			23,041,686

CHILE — 4.8%
Bonos de la Tesoreria de la Republica:
1.50%, 3/1/2021	CLP	2,036,658,640	3,341,484

See accompanying notes to financial statements.

40

SPDR CITI INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
1.50%, 3/1/2026	CLP	2,063,456,780	$3,281,646
2.00%, 3/1/2035	CLP	2,251,043,760	3,566,335
3.00%, 1/1/2020	CLP	669,953,500	1,132,926
3.00%, 1/1/2030	CLP	1,875,869,799	3,384,870
3.00%, 1/1/2042	CLP	348,375,820	643,853
3.00%, 1/1/2044	CLP	2,425,231,670	4,424,011
Bonos del Banco Central de Chile en UF:
3.00%, 2/1/2021	CLP	964,733,040	1,653,636
3.00%, 3/1/2022	CLP	133,990,700	232,853
3.00%, 3/1/2023	CLP	562,760,940	992,100
3.00%, 1/1/2040	CLP	401,972,100	738,380
3.00%, 2/1/2041	CLP	535,962,800	985,394

			24,377,488

COLOMBIA — 3.3%
Colombian TES:
3.00%, 3/25/2033	COP	5,804,664,100	1,830,687
3.30%, 3/17/2027	COP	2,851,856,710	980,866
3.50%, 4/17/2019	COP	6,183,229,150	2,130,518
3.50%, 3/10/2021	COP	11,987,893,250	4,188,192
3.50%, 5/7/2025	COP	6,486,081,190	2,295,203
4.75%, 2/23/2023	COP	9,741,740,620	3,653,103
4.75%, 4/4/2035	COP	4,290,403,900	1,662,003

			16,740,572

FRANCE — 8.3%
French Republic Government Bond OAT:
0.10%, 3/1/2021	EUR	861,680	1,091,529
0.10%, 7/25/2021	EUR	1,269,760	1,614,009
0.10%, 3/1/2025	EUR	1,217,936	1,581,304
0.10%, 3/1/2028	EUR	709,492	918,997
0.10%, 7/25/2047 (a)	EUR	966,540	1,230,171
0.25%, 7/25/2024	EUR	2,355,854	3,118,107
0.70%, 7/25/2030 (a)	EUR	1,507,804	2,114,707
1.10%, 7/25/2022	EUR	3,040,978	4,105,120
1.30%, 7/25/2019	EUR	2,000,331	2,521,980
1.80%, 7/25/2040	EUR	2,043,090	3,641,804
1.85%, 7/25/2027	EUR	2,669,863	4,072,686
2.10%, 7/25/2023	EUR	2,673,192	3,837,583
2.25%, 7/25/2020	EUR	3,818,852	5,070,665
3.15%, 7/25/2032	EUR	2,136,293	4,003,818

See accompanying notes to financial statements.

41

SPDR CITI INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
3.40%, 7/25/2029	EUR	1,721,470	$3,090,427

			42,012,907

GERMANY — 4.5%
Deutsche Bundesrepublik Inflation Linked Bond:
0.10%, 4/15/2023	EUR	4,649,620	6,019,107
0.10%, 4/15/2026	EUR	3,410,769	4,524,272
0.10%, 4/15/2046	EUR	1,790,637	2,531,137
0.50%, 4/15/2030	EUR	2,652,405	3,699,347
1.75%, 4/15/2020	EUR	4,824,490	6,223,549

			22,997,412

ISRAEL — 4.5%
Israel Government Bond - CPI Linked:
0.10%, 10/30/2020	ILS	6,529,785	1,912,816
0.75%, 10/31/2025	ILS	5,676,921	1,728,091
1.00%, 5/31/2045	ILS	3,999,868	1,046,378
1.75%, 9/29/2023	ILS	6,395,665	2,057,783
2.75%, 9/30/2022	ILS	6,986,544	2,318,650
2.75%, 8/30/2041	ILS	8,278,931	3,154,601
3.00%, 10/31/2019	ILS	6,078,176	1,863,940
4.00%, 5/30/2036	ILS	8,370,872	3,686,113
Israel Government Bond - Galil:
4.00%, 7/30/2021	ILS	9,444,996	3,161,125
4.00%, 7/31/2024	ILS	5,511,163	2,023,348

			22,952,845

ITALY — 5.5%
Italy Buoni Poliennali Del Tesoro:
0.10%, 5/15/2022 (a)	EUR	1,181,786	1,452,357
1.25%, 9/15/2032 (a)	EUR	1,425,606	1,740,314
1.30%, 5/15/2028 (a)	EUR	1,119,844	1,402,013
2.10%, 9/15/2021	EUR	2,794,208	3,720,113
2.35%, 9/15/2019	EUR	2,956,565	3,776,378
2.35%, 9/15/2024 (a)	EUR	2,048,900	2,815,372
2.35%, 9/15/2035	EUR	2,437,260	3,479,745
2.55%, 9/15/2041	EUR	1,417,690	2,029,546
2.60%, 9/15/2023	EUR	3,084,150	4,283,231
3.10%, 9/15/2026	EUR	1,999,980	2,918,435

			27,617,504

JAPAN — 4.6%
Japanese Government CPI Linked Bond:
0.10%, 9/10/2023	JPY	150,365,000	1,401,538

See accompanying notes to financial statements.

44

SPDR CITI INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
0.10%, 3/10/2024	JPY	282,803,300	$2,642,259
0.10%, 9/10/2024	JPY	404,209,000	3,789,123
0.10%, 3/10/2025	JPY	729,630,000	6,855,866
0.10%, 3/10/2026	JPY	606,488,480	5,723,012
0.10%, 3/10/2027	JPY	276,936,000	2,620,628

			23,032,426

MEXICO — 4.3%
Mexican Udibonos:
2.00%, 6/9/2022	MXN	37,208,347	1,788,808
2.50%, 12/10/2020	MXN	49,917,249	2,484,063
4.00%, 6/13/2019	MXN	65,173,856	3,357,009
4.00%, 11/30/2028	MXN	11,849,792	630,115
4.00%, 11/15/2040	MXN	80,134,218	4,291,668
4.00%, 11/8/2046	MXN	57,767,736	3,103,700
4.50%, 12/4/2025	MXN	65,707,097	3,597,796
4.50%, 11/22/2035	MXN	42,451,880	2,407,469

			21,660,628

NEW ZEALAND — 1.6%
New Zealand Government Bond:
2.00%, 9/20/2025	NZD	3,576,378	2,672,172
2.50%, 9/20/2035	NZD	2,596,989	2,047,203
2.50%, 9/20/2040	NZD	1,226,400	943,359
3.00%, 9/20/2030	NZD	2,753,363	2,284,166

			7,946,900

SOUTH AFRICA — 4.9%
South Africa Government Bond - CPI Linked:
1.88%, 3/31/2029	ZAR	7,056,931	532,075
1.88%, 2/28/2033	ZAR	11,112,397	820,640
2.00%, 1/31/2025	ZAR	28,637,191	2,238,339
2.25%, 1/31/2038	ZAR	26,738,740	2,055,018
2.50%, 3/31/2046	ZAR	26,461,701	2,099,080
2.50%, 12/31/2050	ZAR	36,731,970	2,908,041
2.60%, 3/31/2028	ZAR	34,897,699	2,834,046
2.75%, 1/31/2022	ZAR	26,467,123	2,172,458
3.45%, 12/7/2033	ZAR	47,277,845	4,261,293
5.50%, 12/7/2023	ZAR	51,422,484	4,866,881

			24,787,871

SOUTH KOREA — 1.3%
Inflation Linked Korea Treasury Bond:
1.00%, 6/10/2026	KRW	2,336,607,000	2,043,374

See accompanying notes to financial statements.

45

SPDR CITI INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
1.13%, 6/10/2023	KRW	701,056,300	$658,886
1.50%, 6/10/2021	KRW	2,395,950,800	2,295,530
1.75%, 6/10/2025	KRW	975,118,400	919,487
2.75%, 6/10/2020	KRW	731,715,302	720,860

			6,638,137

SPAIN — 4.5%
Spain Government Inflation Linked Bond:
0.30%, 11/30/2021	EUR	1,916,923	2,435,012
0.55%, 11/30/2019 (a)	EUR	4,236,237	5,290,491
0.65%, 11/30/2027 (a)	EUR	2,438,448	3,055,937
1.00%, 11/30/2030 (a)	EUR	3,282,986	4,181,101
1.80%, 11/30/2024 (a)	EUR	5,798,030	8,051,770

			23,014,311

SWEDEN — 3.3%
Sweden Inflation Linked Bond:
0.13%, 6/1/2019	SEK	15,753,764	2,003,594
0.13%, 6/1/2026	SEK	9,740,295	1,360,338
0.25%, 6/1/2022	SEK	18,336,532	2,486,238
1.00%, 6/1/2025	SEK	16,020,167	2,365,111
3.50%, 12/1/2028	SEK	22,468,108	4,258,445
4.00%, 12/1/2020	SEK	30,544,388	4,456,513

			16,930,239

TURKEY — 4.7%
Turkey Government Bond:
1.00%, 5/3/2023	TRY	7,107,482	1,699,265
2.00%, 10/26/2022	TRY	9,449,183	2,395,690
2.00%, 9/18/2024	TRY	5,760,703	1,435,922
2.00%, 4/16/2025	TRY	6,095,933	1,513,372
2.40%, 5/8/2024	TRY	4,337,085	1,107,263
2.70%, 1/14/2026	TRY	7,352,524	1,913,176
2.80%, 11/8/2023	TRY	5,520,842	1,449,811
2.90%, 7/7/2027	TRY	3,614,681	955,151
3.00%, 1/6/2021	TRY	7,198,075	1,906,020
3.00%, 7/21/2021	TRY	8,398,025	2,228,635
3.00%, 2/23/2022	TRY	7,962,195	2,114,236
3.00%, 8/2/2023	TRY	6,308,814	1,673,876
3.50%, 2/20/2019	TRY	5,735,219	1,532,654

See accompanying notes to financial statements.

44

SPDR CITI INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description		Principal Amount	Value
4.00%, 4/1/2020	TRY	7,357,375	$1,989,146

			23,914,217

UNITED KINGDOM — 22.5%
United Kingdom Gilt Inflation Linked:
0.13%, 11/22/2019	GBP	1,184,684	1,685,478
0.13%, 3/22/2024	GBP	2,484,715	3,834,433
0.13%, 3/22/2026	GBP	1,684,327	2,683,919
0.13%, 3/22/2029	GBP	2,261,064	3,789,418
0.13%, 11/22/2036	GBP	1,111,671	2,118,961
0.13%, 3/22/2044	GBP	2,327,960	4,979,373
0.13%, 3/22/2046	GBP	1,922,220	4,226,052
0.13%, 8/10/2048	GBP	390,710	891,525
0.13%, 11/22/2056	GBP	639,170	1,671,642
0.13%, 3/22/2058	GBP	1,522,314	4,085,406
0.13%, 11/22/2065	GBP	1,057,050	3,260,250
0.13%, 3/22/2068	GBP	1,764,000	5,732,995
0.25%, 3/22/2052	GBP	1,819,740	4,568,866
0.38%, 3/22/2062	GBP	2,130,396	6,627,577
0.50%, 3/22/2050	GBP	2,128,566	5,468,727
0.63%, 3/22/2040	GBP	2,415,717	5,330,877
0.63%, 11/22/2042	GBP	1,749,228	4,069,065
0.75%, 3/22/2034	GBP	2,198,991	4,354,362
0.75%, 11/22/2047	GBP	1,888,139	4,890,923
1.13%, 11/22/2037	GBP	2,341,273	5,297,522
1.25%, 11/22/2027	GBP	2,624,313	4,749,222
1.25%, 11/22/2032	GBP	2,091,806	4,291,200
1.25%, 11/22/2055	GBP	1,790,413	6,051,480
1.88%, 11/22/2022	GBP	2,770,902	4,530,556
2.00%, 1/26/2035	GBP	1,995,492	4,695,412
2.50%, 4/16/2020	GBP	2,979,904	4,509,293
2.50%, 7/17/2024	GBP	1,182,297	2,106,895
4.13%, 7/22/2030	GBP	1,468,105	3,649,913

			114,151,342

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $473,827,202)			504,215,030

See accompanying notes to financial statements.

45

SPDR CITI INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d) (Cost $54,067)	54,067	$54,067

TOTAL INVESTMENTS — 99.5% (Cost $473,881,269)		504,269,097

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		2,426,462

NET ASSETS — 100.0%		$506,695,559

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.2% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.

AUD— Australian Dollar

BRL—  Brazilian Real

CAD— Canadian Dollar

CLP—  Chilean Peso

COP—  Colombian Peso

EUR—  Euro

GBP—  British Pound

ILS—   Israeli New Shekel

JPY—   Japanese Yen

KRW— South Korean Won

MXN— Mexican Peso

NZD—  New Zealand Dollar

SEK—  Swedish Krona

ZAR—  South African Rand

See accompanying notes to financial statements.

46

SPDR CITI INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Australia	$—	$21,275,117	$—	$21,275,117
Brazil	—	41,123,428	—	41,123,428
Canada	—	23,041,686	—	23,041,686
Chile	—	24,377,488	—	24,377,488
Colombia	—	16,740,572	—	16,740,572
France	—	42,012,907	—	42,012,907
Germany	—	22,997,412	—	22,997,412
Israel	—	22,952,845	—	22,952,845
Italy	—	27,617,504	—	27,617,504
Japan	—	23,032,426	—	23,032,426
Mexico	—	21,660,628	—	21,660,628
New Zealand	—	7,946,900	—	7,946,900
South Africa	—	24,787,871	—	24,787,871
South Korea	—	6,638,137	—	6,638,137
Spain	—	23,014,311	—	23,014,311
Sweden	—	16,930,239	—	16,930,239
Turkey	—	23,914,217	—	23,914,217
United Kingdom	—	114,151,342	—	114,151,342
Short-Term Investment	54,067	—	—	54,067

TOTAL INVESTMENTS	$54,067	$504,215,030	$—	$504,269,097

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	87,113	$87,113	$22,447,415	$22,480,461	$—	$—	54,067	$54,067	$2,692

See accompanying notes to financial statements.

47

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (Unaudited)

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
ASSETS
Investments in unaffiliated issuers, at value	$190,561,492	$1,945,275,620
Investments in affiliated issuers, at value	182	1,714,053

Total Investments	190,561,674	1,946,989,673
Cash	—	6,757
Receivable for investments sold	3,192,069	—
Receivable for fund shares sold	13,501,481	—
Dividends receivable — affiliated issuers	1,374	2,156
Interest receivable — unaffiliated issuers	512,135	—

TOTAL ASSETS	207,768,733	1,946,998,586

LIABILITIES
Payable for investments purchased	16,801,872	—
Advisory fee payable	18,845	206,488
Trustees’ fees and expenses payable	—	7,010
Distribution payable	—	16,393

TOTAL LIABILITIES	16,820,717	229,891

NET ASSETS	$190,948,016	$1,946,768,695

NET ASSETS CONSIST OF:
Paid-in Capital	$193,500,625	$1,946,764,358
Undistributed (distribution in excess of) net investment income (loss)	(1,678,616)	35,304
Accumulated net realized gain (loss) on investments and foreign currency transactions	(447,644)	(27,444)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(426,349)	(3,523)

NET ASSETS	$190,948,016	$1,946,768,695

NET ASSET VALUE PER SHARE
Net asset value per share	$19.29	$91.42

Shares outstanding (unlimited amount authorized, $0.01 par value)	9,900,000	21,294,503

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$190,987,841	$1,945,279,143
Investments in affiliated issuers	182	1,714,053

Total cost of investments	$190,988,023	$1,946,993,196

See accompanying notes to financial statements.

48

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

December 31, 2017 (Unaudited)

	SPDR Bloomberg Barclays International Treasury Bond ETF	SPDR Bloomberg Barclays TIPS ETF	SPDR Citi International Government Inflation-Protected Bond ETF
ASSETS
Investments in unaffiliated issuers, at value	$1,513,507,480	$1,065,997,313	$504,215,030
Investments in affiliated issuers, at value	2	103,772	54,067

Total Investments	1,513,507,482	1,066,101,085	504,269,097
Foreign currency, at value	6,857,811	—	10,039
Cash	—	29	51
Receivable for investments sold	38,344,257	12,690,854	—
Dividends receivable — unaffiliated issuers	997	—	207
Dividends receivable — affiliated issuers	2,313	3,075	1,644
Interest receivable — unaffiliated issuers	12,023,786	3,501,534	2,675,468
Receivable for foreign taxes recoverable	664,569	—	—

TOTAL ASSETS	1,571,401,215	1,082,296,577	506,956,506

LIABILITIES
Due to custodian (Note 3)	225,155	—	—
Payable for investments purchased	44,812,178	12,494,753	—
Deferred foreign taxes payable	41,272	—	47,761
Advisory fee payable	636,664	130,735	212,066
Trustees’ fees and expenses payable	1,329	—	1,120

TOTAL LIABILITIES	45,716,598	12,625,488	260,947

NET ASSETS	$1,525,684,617	$1,069,671,089	$506,695,559

NET ASSETS CONSIST OF:
Paid-in Capital	$1,530,038,939	$1,080,872,333	$480,128,906
Undistributed (distribution in excess of) net investment income (loss)	524,348	(9,342,219)	(1,097,270)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(9,508,032)	(12,057,956)	(2,689,829)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers*	4,346,246	10,198,931	30,341,993
Foreign currency translations	283,116	—	11,759

NET ASSETS	$1,525,684,617	$1,069,671,089	$506,695,559

NET ASSET VALUE PER SHARE
Net asset value per share	$28.46	$56.30	$57.58

Shares outstanding (unlimited amount authorized, $0.01 par value)	53,600,038	19,000,225	8,800,483

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,509,120,203	$1,055,798,382	$473,827,202
Investments in affiliated issuers	2	103,772	54,067

Total cost of investments	$1,509,120,205	$1,055,902,154	$473,881,269

Foreign currency, at cost	$6,904,806	$—	$9,935

* Includes deferred foreign taxes	$41,031	$—	$47,761

See accompanying notes to financial statements.

49

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2017 (Unaudited)

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
INVESTMENT INCOME
Interest income — unaffiliated income	$1,096,240	$9,005,219
Dividend income — affiliated issuers	1,710	11,936
Affiliated securities lending income	868	—

TOTAL INVESTMENT INCOME (LOSS)	1,098,818	9,017,155

EXPENSES
Advisory fee	92,710	1,175,707
Trustees’ fees and expenses	904	15,371
Miscellaneous expenses	22	343

TOTAL EXPENSES	93,636	1,191,421

NET INVESTMENT INCOME (LOSS)	1,005,182	7,825,734

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(189,827)	32,231
In-kind redemptions — unaffiliated issuers	20,712	(2,956)

Net realized gain (loss)	(169,115)	29,275

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	713,260	(84,264)

NET REALIZED AND UNREALIZED GAIN (LOSS)	544,145	(54,989)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,549,327	$7,770,745

See accompanying notes to financial statements.

50

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended December 31, 2017 (Unaudited)

	SPDR Bloomberg Barclays International Treasury Bond ETF	SPDR Bloomberg Barclays TIPS ETF	SPDR Citi International Government Inflation-Protected Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated income	$13,596,538	$9,843,700	$7,612,517
Dividend income — affiliated issuers	6,586	6,451	2,692
Affiliated securities lending income	—	6,482	—
Foreign taxes withheld	(647,845)	—	(63,570)
Other Income	303	127	627

TOTAL INVESTMENT INCOME (LOSS)	12,955,582	9,856,760	7,552,266

EXPENSES
Advisory fee	3,875,344	731,746	1,251,203
Trustees’ fees and expenses	13,619	7,627	5,118
Miscellaneous expenses	6,339	193	1,447

TOTAL EXPENSES	3,895,302	739,566	1,257,768

NET INVESTMENT INCOME (LOSS)	9,060,280	9,117,194	6,294,498

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(8,702,867)	(1,084,732)	721,946
In-kind redemptions — unaffiliated issuers	11,812,402	231,976	(398)
Foreign currency transactions	(558,962)	—	(138,009)

Net realized gain (loss)	2,550,573	(852,756)	583,539

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	45,832,651	13,690,642	18,429,355
Foreign currency translations	(45,273)	—	(32,259)

Net change in unrealized appreciation/depreciation	45,787,378	13,690,642	18,397,096

NET REALIZED AND UNREALIZED GAIN (LOSS)	48,337,951	12,837,886	18,980,635

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$57,398,231	$21,955,080	$25,275,133

* Includes foreign capital gain taxes	$(16,756)	$—	$2,266

** Includes foreign deferred taxes	$(20,267)	$—	$(45,835)

See accompanying notes to financial statements.

51

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Barclays 1-10 Year
	TIPS ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,005,182	$1,454,876
Net realized gain (loss)	(169,115)	(26,499)
Net change in unrealized appreciation/depreciation	713,260	(1,568,567)

Net increase (decrease) in net assets resulting from operations	1,549,327	(140,190)

Net equalization credits and charges	(192,305)	47,997

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,949,304)	(1,351,581)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	81,443,415	98,309,988
Cost of shares redeemed	(3,897,812)	(5,883,179)
Net income equalization	192,305	(47,997)

Net increase (decrease) in net assets from beneficial interest transactions	77,737,908	92,378,812

Net increase (decrease) in net assets during the period	76,145,626	90,935,038

Net assets at beginning of period	114,802,390	23,867,352

NET ASSETS AT END OF PERIOD	$190,948,016	$114,802,390

Undistributed (distribution in excess of) net investment income (loss)	$(1,678,616)	$265,506

SHARES OF BENEFICIAL INTEREST:
Shares sold	4,200,000	5,000,000
Shares redeemed	(200,000)	(300,000)

Net increase (decrease)	4,000,000	4,700,000

See accompanying notes to financial statements.

52

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Bloomberg Barclays 1-3 Month
	T-Bill ETF
	Six Months Ended 12/31/17(a) (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,825,734	$5,031,693
Net realized gain (loss)	29,275	(93,406)
Net change in unrealized appreciation/depreciation	(84,264)	77,983

Net increase (decrease) in net assets resulting from operations	7,770,745	5,016,270

Net equalization credits and charges	—	(4,594)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(8,746,740)	(4,075,383)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	635,490,785	1,019,543,001
Cost of shares redeemed	(338,849,627)	(1,252,645,348)
Net income equalization	—	4,594

Net increase (decrease) in net assets from beneficial interest transactions	296,641,158	(233,097,753)

Net increase (decrease) in net assets during the period	295,665,163	(232,161,460)

Net assets at beginning of period	1,651,103,532	1,883,264,992

NET ASSETS AT END OF PERIOD	$1,946,768,695	$1,651,103,532

Undistributed (distribution in excess of) net investment income (loss)	$35,304	$956,310

SHARES OF BENEFICIAL INTEREST:
Shares sold	11,500,000	22,300,000
Shares redeemed	(26,305,958)	(27,400,000)

Net increase (decrease)	(14,805,958)	(5,100,000)

(a)	On November 30, 2017, the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF underwent a 1-for-2 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 11.

See accompanying notes to financial statements.

53

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Bloomberg Barclays
	International Treasury Bond ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,060,280	$21,683,307
Net realized gain (loss)	2,550,573	(41,928,568)
Net change in unrealized appreciation/depreciation	45,787,378	(44,056,919)

Net increase (decrease) in net assets resulting from operations	57,398,231	(64,302,180)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,926,866)	—

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	194,696,977	688,417,078
Cost of shares redeemed	(288,043,059)	(732,030,000)
Other capital	141,464	571,367
Net increase (decrease) in net assets from beneficial interest transactions	(93,204,618)	(43,041,555)

Net increase (decrease) in net assets during the period	(42,733,253)	(107,343,735)

Net assets at beginning of period	1,568,417,870	1,675,761,605

NET ASSETS AT END OF PERIOD	$1,525,684,617	$1,568,417,870

Undistributed (distribution in excess of) net investment income (loss)	$524,348	$(1,609,066)

SHARES OF BENEFICIAL INTEREST:
Shares sold	6,900,000	50,800,019
Shares redeemed	(10,200,000)	(23,200,000)

Net increase (decrease)	(3,300,000)	27,600,019

See accompanying notes to financial statements.

54

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Bloomberg Barclays TIPS ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,117,194	$18,182,898
Net realized gain (loss)	(852,756)	195,814
Net change in unrealized appreciation/depreciation	13,690,642	(24,614,289)

Net increase (decrease) in net assets resulting from operations	21,955,080	(6,235,577)

Net equalization credits and charges	(388,456)	19,850

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(20,124,404)	(20,309,908)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	152,146,065	290,477,903
Cost of shares redeemed	(5,649,357)	(33,937,013)
Net income equalization	388,456	(19,850)

Other capital	—	5,682
Net increase (decrease) in net assets from beneficial interest transactions	146,885,164	256,526,722

Net increase (decrease) in net assets during the period	148,327,384	230,001,087

Net assets at beginning of period	921,343,705	691,342,618

NET ASSETS AT END OF PERIOD	$1,069,671,089	$921,343,705

Undistributed (distribution in excess of) net investment income (loss)	$(9,342,219)	$1,664,991

SHARES OF BENEFICIAL INTEREST:
Shares sold	2,700,000	5,100,000
Shares redeemed	(100,000)	(600,000)

Net increase (decrease)	2,600,000	4,500,000

See accompanying notes to financial statements.

55

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Citi International Government Inflation-Protected Bond ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,294,498	$18,622,965
Net realized gain (loss)	583,539	(6,187,275)
Net change in unrealized appreciation/depreciation	18,397,096	(4,145,756)

Net increase (decrease) in net assets resulting from operations	25,275,133	8,289,934

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,439,134)	—
Net realized gains	(4,147,377)	(6,386,284)

Total distributions to shareholders	(9,586,511)	(6,386,284)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	17,203,725	66,229,622
Cost of shares redeemed	(22,518,792)	(189,996,981)
Other capital	85,751	657,251
Net increase (decrease) in net assets from beneficial interest transactions	(5,229,316)	(123,110,108)

Net increase (decrease) in net assets during the period	10,459,306	(121,206,458)

Net assets at beginning of period	496,236,253	617,442,711

NET ASSETS AT END OF PERIOD	$506,695,559	$496,236,253

Undistributed (distribution in excess of) net investment income (loss)	$(1,097,270)	$(1,952,634)

SHARES OF BENEFICIAL INTEREST:
Shares sold	300,000	1,200,000
Shares redeemed	(400,000)	(3,500,000)

Net increase (decrease)	(100,000)	(2,300,000)

See accompanying notes to financial statements.

56

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14		For the Period 5/29/13* - 6/30/13
Net asset value, beginning of period	$19.46		$19.89	$19.29	$19.93	$19.39		$20.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.16		0.38	0.19	(0.06)	0.21		(0.03)
Net realized and unrealized gain (loss) (b)	0.10		(0.47)	0.47	(0.11)	0.45		(0.58)

Total from investment operations	0.26		(0.09)	0.66	(0.17)	0.66		(0.61)

Net equalization credits and charges (a)	(0.03)		0.01	(0.05)	(0.25)	(0.00	)(c)	(0.00	)(c)

Distributions to shareholders from:
Net investment income	(0.40)		(0.35)	(0.01)	(0.22)	(0.12)		—

Net asset value, end of period	$19.29		$19.46	$19.89	$19.29	$19.93		$19.39

Total return (d)	1.18%		(0.41)%	3.16%	(2.10)%	3.42%		(3.07)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$190,948		$114,802	$23,867	$19,293	$9,963		$11,632
Ratios to average net assets:
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%		0.15	%(e)
Net investment income (loss)	1.63	%(e)	1.94%	0.96%	(0.32)%	1.06%		(1.85	)%(e)
Portfolio turnover rate (f)	8	%(g)	22%	23%	28%	24%		1	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

57

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$91.48		$91.42		$91.42	$91.52	$91.60	$91.64

Income (loss) from investment operations:
Net investment income (loss) (b)	0.41		0.28		0.00 (c)	(0.10)	(0.08)	(0.04)
Net realized and unrealized gain (loss) (d)	(0.01)		(0.00	)(c)	0.08	0.08	(0.08)	0.02

Total from investment operations	0.40		0.28		0.08	(0.02)	(0.16)	(0.02)

Net equalization credits and charges (b)	—		(0.00	)(c)	(0.08)	(0.08)	0.08	(0.02)

Distributions to shareholders from:
Net investment income	(0.46)		(0.22)		—	—	—	—

Net asset value, end of period	$91.42		$91.48		$91.42	$91.42	$91.52	$91.60

Total return (e)	0.45%		0.31%		0.01%	(0.11)%	(0.09)%	(0.04)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,946,769		$1,651,104		$1,883,265	$1,403,188	$979,258	$1,580,101
Ratios to average net assets:
Total expenses	0.14	%(f)	0.14%		0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	0.90	%(f)	0.30%		0.01%	(0.12)%	(0.09)%	(0.05)%
Portfolio turnover rate (g)	312	%(h)	620%		685%	620%	577%	584%

(a)	On November 30, 2017, the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF underwent a 1-for-2 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amount is less than $0.005 per share.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

58

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays International Treasury Bond ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended(a) 6/30/17	Year Ended(a) 6/30/16	Year Ended(a) 6/30/15	Year Ended(a) 6/30/14	Year Ended(a) 6/30/13
Net asset value, beginning of period	$27.56		$28.60	$26.08	$30.34	$28.15	$29.57

Income (loss) from investment operations:
Net investment income (loss) (b)	0.17		0.46	0.50	0.46	0.60	0.65
Net realized and unrealized gain (loss) (c)	0.86		(1.51)	2.01	(4.37)	2.05	(1.47)

Total from investment operations	1.03		(1.05)	2.51	(3.91)	2.65	(0.82)

Net equalization credits and charges (b)	—		—	—	(0.02)	—	—

Other capital (b)	0.00	(d)	0.01	0.01	0.01	0.01	0.01

Distributions to shareholders from:
Net investment income	(0.13)		—	—	(0.18)	(0.46)	(0.61)
Net realized gains	—		—	—	(0.16)	(0.01)	—

Total distributions	(0.13)		—	—	(0.34)	(0.47)	(0.61)

Net asset value, end of period	$28.46		$27.56	$28.60	$26.08	$30.34	$28.15

Total return (e)	3.74%		(3.61)%	9.67%	(13.01)%	9.52%	(2.86)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,525,685		$1,568,418	$1,675,762	$1,449,792	$2,426,951	$1,891,366
Ratios to average net assets:
Total expenses	0.50	%(f)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	1.17	%(f)	1.46%	1.86%	1.62%	2.05%	2.16%
Portfolio turnover rate (g)	14	%(h)	25%	24%	19%	40%	31%

(a)	On September 29, 2016, the SPDR Bloomberg Barclays International Treasury Bond ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

59

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays TIPS ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$56.18		$58.09		$55.87	$57.38	$55.65	$59.59

Income (loss) from investment operations:
Net investment income (loss) (a)	0.53		1.27		0.68	(0.07)	1.00	0.60
Net realized and unrealized gain (loss) (b)	0.75		(1.73)		1.80	(0.94)	1.51	(3.72)

Total from investment operations	1.28		(0.46)		2.48	(1.01)	2.51	(3.12)

Net equalization credits and charges (a)	(0.02)		(0.00	)(c)	(0.02)	(0.04)	(0.01)	0.01

Other capital (a)	—		(0.00	)(c)	—	—	—	—

Distributions to shareholders from:
Net investment income	(1.14)		(1.45)		(0.24)	(0.46)	(0.77)	(0.83)

Net asset value, end of period	$56.30		$56.18		$58.09	$55.87	$57.38	$55.65

Total return (d)	2.27%		(0.82)%		4.42%	(1.84)%	4.52%	(5.32)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,069,671		$921,344		$691,343	$653,662	$596,730	$651,133
Ratios to average net assets:
Total expenses	0.15	%(e)	0.15%		0.15%	0.17%	0.19%	0.19%
Net investment income (loss)	1.87	%(e)	2.22%		1.21%	(0.12)%	1.79%	1.00%
Portfolio turnover rate (f)	6	%(g)	18%		17%	18%	20%	20%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

60

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Citi International Government Inflation-Protected Bond ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$55.75		$55.13	$54.61	$62.28	$57.56	$59.24

Income (loss) from investment operations:
Net investment income (loss) (a)	0.72		1.86	1.39	1.36	1.99	1.86
Net realized and unrealized gain (loss) (b)	2.20		(0.65)	(0.37)	(8.43)	4.20	(1.44)

Total from investment operations	2.92		1.21	1.02	(7.07)	6.19	0.42

Other capital (a)	0.01		0.07	0.08	0.10	0.05	0.10

Distributions to shareholders from:
Net investment income	(0.63)		—	(0.05)	(0.43)	(1.49)	(1.62)
Net realized gains	(0.47)		(0.66)	(0.53)	(0.27)	(0.03)	—
Return of Capital	—		—	—	—	—	(0.58)

Total distributions	(1.10)		(0.66)	(0.58)	(0.70)	(1.52)	(2.20)

Net asset value, end of period	$57.58		$55.75	$55.13	$54.61	$62.28	$57.56

Total return (c)	5.26%		2.39%	2.12%	(11.25)%	10.97%	0.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$506,696		$496,236	$617,443	$769,996	$959,208	$1,162,731
Ratios to average net assets:
Total expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	2.52	%(d)	3.39%	2.63%	2.35%	3.35%	3.00%
Portfolio turnover rate (e)	7	%(f)	42%	52%	36%	19%	43%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

61

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (Unaudited)

1.	Organization

SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of seventy-eight (78) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):

SPDR Bloomberg Barclays 1-10 Year TIPS ETF

SPDR Bloomberg Barclays 1-3 Month T-Bill ETF

SPDR Bloomberg Barclays International Treasury Bond ETF

SPDR Bloomberg Barclays TIPS ETF

SPDR Citi International Government Inflation-Protected Bond ETF

Each Fund is classified as a non-diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

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SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ underlying benchmarks.

Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2017, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no material transfers between levels for the period ended December 31, 2017.

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SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Inflation-indexed public obligations are income-generating instruments whose interest and principal are periodically adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond and is accounted for as interest income in the Statements of Operations. Deflation may cause dividends to be suspended. Certain Funds such as SPDR Bloomberg Barclays TIPS ETF, SPDR Bloomberg Barclays 1-10 Year TIPS ETF and SPDR Citi International Government Inflation-Protected Bond ETF may invest exclusively in inflation indexed instruments.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA

65

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Equalization

Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

The following Funds utilized equalization during the period ended December 31, 2017:

SPDR Bloomberg Barclays 1-10 Year TIPS ETF

SPDR Bloomberg Barclays TIPS ETF

Distributions

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	0.15%
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	0.1345
SPDR Bloomberg Barclays International Treasury Bond ETF	0.50
SPDR Bloomberg Barclays TIPS ETF	0.15
SPDR Citi International Government Inflation-Protected Bond ETF	0.50

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage expenses, taxes, interest, the fees and expenses of the Trust’s trustees who are “not interested persons” of the Trust, as defined in the 1940 Act, (“Independent Trustees”) (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

Administrator, Sub-Administrator Fees and Custodian Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Distribution Fees

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.

Other Transactions with Affiliates - Securities Lending

State Street Corporation, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2017 are disclosed in the Schedules of Investments.

Due to Custodian

In certain circumstances, the Funds may have cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds. As of December 31, 2017, the SPDR Bloomberg Barclays International Treasury Bond ETF has cash overdrafts related to foreign currency transactions and the sale of investment securities.

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended December 31, 2017, were as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$10,354,591	$13,037,123	$—	$—
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	5,470,152,547	5,479,078,251	—	—
SPDR Bloomberg Barclays International Treasury Bond ETF	—	—	235,173,503	217,937,420

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Bloomberg Barclays TIPS ETF	$59,859,439	$64,517,165	$—	$—
SPDR Citi International Government Inflation-Protected Bond ETF	—	—	34,422,837	56,804,010

For the period ended December 31, 2017, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$81,420,350	$3,887,486	$20,712
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	635,336,664	338,280,342	(2,956)
SPDR Bloomberg Barclays International Treasury Bond ETF	161,751,811	263,531,013	11,812,402
SPDR Bloomberg Barclays TIPS ETF	152,115,060	5,637,495	231,976
SPDR Citi International Government Inflation-Protected Bond ETF	13,178,708	—	(398)

6.	Shareholder Transactions

Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or Custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes on Net Assets.

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SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

7.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2017, SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$190,991,972	$84,430	$514,728	$(430,298)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1,946,993,196	40,514	44,037	(3,523)
SPDR Bloomberg Barclays International Treasury Bond ETF	1,511,250,938	53,237,831	50,981,287	2,256,544
SPDR Bloomberg Barclays TIPS ETF	1,056,371,999	14,220,803	4,491,717	9,729,086
SPDR Citi International Government Inflation-Protected Bond ETF	478,656,556	46,988,554	21,376,013	25,612,541

8.	Securities Lending

Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued

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December 31, 2017 (Unaudited)

interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of December 31, 2017, and the value of the invested cash collateral are disclosed in the Funds Statements of Assets and Liabilities . Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The Fund’s did not have any securities on loan at December 31, 2017.

9.	Line of Credit

Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Prior to October 12, 2017, the Funds and other affiliated funds participated in a $360 million revolving credit facility.

The following Funds participate in the credit facility as of December 31, 2017:

SPDR Bloomberg Barclays International Treasury Bond ETF

SPDR Citi International Government Inflation-Protected Bond ETF

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate. Prior to October 13, 2016, interest was calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%.

The Funds had no outstanding loans as of December 31, 2017.

10.	Risks

Concentration Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

Foreign and Emerging Markets Risks

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	Stock Splits

The Board authorized a 1-for-2 reverse stock split for the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF effective after the close of trading on November 29, 2017, for the shareholders of record on November 30, 2017. The impact of the reverse stock split was to decrease the number of shares outstanding by a factor of two, while increasing the NAV of shares outstanding by a factor of two, resulting in no effect to the net assets of the Fund. The financial statements for the Fund has been adjusted to reflect the reverse stock split.

The Board authorized a 2-for-1 stock split for the SPDR Bloomberg Barclays International Treasury Bond ETF effective after the close of trading on September 29, 2016, for the shareholders of record on September 26, 2016. The impact of the stock split was to increase the number of shares outstanding by a factor of 2, while decreasing the NAV per share by a factor of 2, resulting in no effect to the net assets of the aforementioned Fund. The financial statements and financial highlights of the aforementioned Fund has been adjusted to reflect the stock splits.

12.	New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

13.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	SPDR Bloomberg Barclays International Treasury Bond ETF
Annualized Expense Ratio	0.15%	0.14%	0.50%
Actual:
Ending Account Value	$1,011.80	$1,004.50	$1,037.40
Expenses Paid During Period(a)	0.76	0.71	2.57
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.40	1,024.50	1,022.70
Expenses Paid During Period(a)	0.77	0.71	2.55

		SPDR Bloomberg Barclays TIPS ETF	SPDR Citi International Government Inflation-Protected Bond ETF
Annualized Expense Ratio		0.15%	0.50%
Actual:
Ending Account Value		$1,022.70	$1,052.60
Expenses Paid During Period(a)		0.76	2.59
Hypothetical (assuming a 5% return before expenses):
Ending Account Value		1,024.40	1,022.70
Expenses Paid During Period(a)		0.77	2.55

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at http://www.spdrs.com.

75

SPDR SERIES TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

76

SPDR Series Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce S. Rosenberg, Treasurer

Ann Carpenter, Vice President; Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse D. Hallee, Secretary

Brian Harris, Chief Compliance Officer;

Anti-Money Laundering Officer; Code

of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Advisors Funds

Distributors, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20006

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Fund Shares are distributed by State Street Global Advisors Funds Distributors, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC; member FINRA, SIPC.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust — Fixed Income Funds

For more complete information, please call 866.787.2257 or

visit www.spdrs.com today.

State Street Global Advisors

State Street Financial Center

One Lincoln Street

Boston, MA 02111

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.

Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.

BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.

“CITI” is a registered trademark and service mark of Citigroup Inc. or its affiliates, and used under license for certain purposes by State Street Global Advisors (“Licensee”). The SPDR Citi International Government Inflation-Protected Bond ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Citigroup Index LLC (“Citigroup Index”) or any of its affiliates (collectively with Citigroup Index, “Citigroup”). Citigroup Index makes no representation or warranty, express or implied, to the owners or prospective owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Citi International Inflation-Linked Securities Select Index or the ability of the Citi International Inflation-Linked Securities Select Index to track general bond market performance. Citigroup Index’s only relationship to State Street Global Advisors is the licensing of certain information, data, trademarks and trade names of Citigroup. The Citi International Inflation-Linked Securities Select Index is determined, composed and calculated by Citigroup Index without regard to Licensee or the Fund. Citigroup Index has no obligation to take the needs of Licensee or the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Citi International Inflation-Linked Securities Select Index. Citigroup Index is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. Citigroup Index has no obligation or liability in connection with the administration, marketing or trading of the Fund.

CITIGROUP INDEX DOES NOT GUARANTEE THE ACCURACY OR COMPLETENESS OF THE CITI INTERNATIONAL INFLATION-LINKED SECURITIES SELECT INDEX OR ANY DATA INCLUDED THEREIN, OR FOR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO, AND CITIGROUP INDEX SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. CITIGROUP INDEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OR PROSPECTIVE OWNERS OF SHARES OF THE FUND, OR ANY OTHER

PERSON OR ENTITY FROM THE USE OF THE CITI INTERNATIONAL INFLATION-LINKED SECURITIES SELECT INDEX OR ANY DATA INCLUDED THEREIN. CITIGROUP INDEX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CITI INTERNATIONAL INFLATION-LINKED SECURITIES SELECT INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CITIGROUP HAVE ANY LIABILITY FOR ANY DIRECT, SPECIAL, PUNITIVE, INDIRECT, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

© 2018 State Street Corporation - All Rights Reserved

SPDRINTLSAR

Semi-Annual Report

December 31, 2017

SPDR® Series Trust -

Fixed Income Funds

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (UNAUDITED)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of December 31, 2017

Description	% of Net Assets
New York, State Urban Development Corp., Revenue 5.00% 3/15/2031	0.5%
New York & New Jersey, Port Authority Revenue 5.00% 10/15/2041	0.3
New York, State Dormitory Authority, Personal Income Tax Revenue 5.00% 2/15/2025	0.3
Utility Debt Securitization Authority Revenue 5.00% 12/15/2025	0.3
Fairfax County, VA, Sewer Revenue 5.00% 7/15/2044	0.3
TOTAL	1.7%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of December 31, 2017

% of Net Assets
Municipal Bonds & Notes	98.7%
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	1.1
TOTAL	100.0%

(The asset allocation is expressed as a percentage of net assets and may change over time.)

Top Ten States as of December 31, 2017

% of Total Investments
California	20.0%
New York	19.5
Texas	12.4
Massachusetts	4.7
Washington	4.0
Maryland	3.4
Florida	3.3
Virginia	2.7
Ohio	2.4
Georgia	2.2
TOTAL	99.8%

(The top ten states are expressed as a percentage of total investments and may change over time.)

See accompanying notes to financial statements.

1

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of December 31, 2017

Description	% of Net Assets
California, State General Obligation 5.00% 11/1/2022	0.8%
California, Bay Area Toll Authority Revenue 1.88% 4/1/2047	0.8
Los Angeles, CA, Unified School District, General Obligation 5.00% 7/1/2022	0.8
California Infrastructure & Economic Development Bank 5.00% 10/1/2020	0.7
California, State General Obligation 5.00% 8/1/2020	0.7
TOTAL	3.8%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of December 31, 2017

% of Net Assets
Municipal Bonds & Notes	98.5%
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	1.3
TOTAL	100.0%

(The asset allocation is expressed as a percentage of net assets and may change over time.)

Top Ten States as of December 31, 2017

% of Total Investments
California	19.2%
New York	15.3
Texas	11.5
Maryland	6.3
Massachusetts	4.8
Florida	3.6
Virginia	3.4
Washington	2.9
Wisconsin	2.6
Georgia	2.6
TOTAL	99.8%

(The top ten states are expressed as a percentage of total investments and may change over time.)

See accompanying notes to financial statements.

2

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.7%
ALABAMA — 0.7%
Alabama, Federal Aid Highway Finance Authority Revenue:
5.00%, 9/1/2025	$330,000	$393,033
5.00%, 9/1/2027	225,000	266,432
Series A, 4.00%, 6/1/2037	500,000	548,690
Series A, 5.00%, 9/1/2032	950,000	1,147,125
Series A, 5.00%, 9/1/2033	945,000	1,136,079
Series A, 5.00%, 9/1/2034	1,095,000	1,312,620
Series H, 5.00%, 9/1/2026	300,000	371,508
Alabama, Public School & College Authority Revenue:
Series A, 5.00%, 2/1/2025	240,000	282,060
Series B, 5.00%, 1/1/2019	125,000	129,303
Series B, 5.00%, 1/1/2021	645,000	706,488
Series B, 5.00%, 1/1/2025	110,000	130,668
Series B, 5.00%, 1/1/2026	240,000	284,126
Series C, 5.00%, 9/1/2020	100,000	108,521
Alabama, State General Obligation:
Series A, 5.00%, 8/1/2022	1,225,000	1,400,555
Series A, 5.00%, 8/1/2024	615,000	735,712
Series A, 5.00%, 8/1/2025	160,000	192,064
Auburn, AL, University Revenue:
Series A, 4.00%, 6/1/2032	300,000	329,637
Series A, 5.00%, 6/1/2028	180,000	219,121
Baldwin County, AL, Board of Education Revenue 3.13%, 6/1/2033	110,000	111,125
Birmingham, AL, Waterworks Board Revenue:
Series A, 3.75%, 1/1/2043	290,000	297,847
Series A, 4.00%, 1/1/2037	235,000	253,405
Series A, 4.00%, 1/1/2038	135,000	145,132
Series A, 4.00%, 1/1/2041	1,190,000	1,269,647
Series A, 5.00%, 1/1/2028	125,000	152,395
Series A, 5.00%, 1/1/2032	100,000	119,404
Series A, 5.00%, 1/1/2042	215,000	247,065
Series B, 4.00%, 1/1/2036	250,000	268,560
Series B, 5.00%, 1/1/2036	1,000,000	1,179,080
Series B, 5.00%, 1/1/2043	1,350,000	1,580,026
City of Homewood, AL, General Obligation 5.00%, 9/1/2041	315,000	370,610
Mobile County, AL, Board of Water & Sewer Commissioners Revenue 5.00%, 1/1/2028	715,000	814,650

See accompanying notes to financial statements.

3

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Tuscaloosa, AL, Board of Education Revenue:
4.00%, 8/1/2041	$705,000	$748,090
5.00%, 8/1/2041	145,000	169,897
University of Alabama, AL, General Revenue:
Series B, 3.00%, 7/1/2034	1,050,000	1,043,238
Series B, 5.00%, 7/1/2025	120,000	141,583
Series D-2, 5.00%, 10/1/2037	240,000	272,462

		18,877,958

ALASKA — 0.2%
Alaska, State General Obligation:
Series A, 5.00%, 8/1/2031	990,000	1,153,924
Series A, 5.00%, 8/1/2034	800,000	922,944
Series B, 5.00%, 8/1/2026	635,000	756,025
Anchorage, AK, General Obligation Series B, 5.00%, 9/1/2019	235,000	247,763
Anchorage, AK, Water Revenue:
Series B, 5.00%, 5/1/2036	250,000	298,035
Series B, 5.00%, 5/1/2037	500,000	594,705
Borough of Matanuska-Susitna, AK, Lease Revenue 5.25%, 9/1/2028	240,000	290,400
Borough of North Slope, AK, General Obligation Series A, 5.00%, 6/30/2019	500,000	523,975

		4,787,771

ARIZONA — 1.9%
Arizona, Board of Regents, University System Revenue:
5.00%, 6/1/2026	300,000	368,310
5.00%, 6/1/2027	2,270,000	2,773,145
5.00%, 6/1/2028	145,000	176,266
5.00%, 6/1/2029	350,000	423,675
5.00%, 6/1/2032	885,000	1,059,292
5.00%, 6/1/2038	205,000	242,632
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
Series B, 5.00%, 7/1/2020	670,000	723,774
Series B, 5.00%, 7/1/2021	100,000	111,186
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue Series A, 5.00%, 12/1/2045	140,000	163,747
Arizona, State COPs, 5.00%, 9/1/2022	100,000	114,051
Arizona, State Transportation Board, Highway Revenue:
5.00%, 7/1/2024	120,000	143,194

See accompanying notes to financial statements.

4

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2025	$200,000	$238,790
5.00%, 7/1/2026	435,000	516,441
5.00%, 7/1/2027	235,000	290,444
5.00%, 7/1/2028	355,000	436,263
5.00%, 7/1/2030	140,000	164,528
5.00%, 7/1/2031	310,000	363,903
5.00%, 7/1/2035	5,000,000	5,976,650
Series A, 5.00%, 7/1/2022	125,000	142,311
Series A, 5.00%, 7/1/2024	145,000	164,813
Series A, 5.00%, 7/1/2026	335,000	378,918
Series A, 5.00%, 7/1/2028	250,000	282,315
Series A, 5.00%, 7/1/2034	225,000	255,744
Series A, 5.00%, 7/1/2035	310,000	346,809
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2020	100,000	108,154
5.00%, 7/1/2023	365,000	426,466
5.00%, 7/1/2024	100,000	118,991
Arizona, State University Revenue:
Series B, 5.00%, 7/1/2022	890,000	1,013,256
Series B, 5.00%, 7/1/2042	2,590,000	3,090,751
Series C, 5.00%, 7/1/2042	790,000	933,014
Arizona, Transportation Board Revenue:
5.00%, 7/1/2025	150,000	181,407
5.00%, 7/1/2026	150,000	183,681
Arizona, Water Infrastructure Finance Authority Revenue Series A, 5.00%, 10/1/2029	150,000	177,944
Chandler, AZ, General Obligation:
3.00%, 7/1/2019	100,000	102,194
4.00%, 7/1/2021	125,000	134,935
4.00%, 7/1/2022	1,190,000	1,307,405
Maricopa, AZ, Community College District, General Obligation:
5.00%, 7/1/2023	230,000	268,732
5.00%, 7/1/2024	450,000	536,976
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2024	160,000	190,170
5.00%, 7/1/2029	455,000	553,216
5.00%, 7/1/2033	150,000	178,792
Series A, 5.00%, 7/1/2025	125,000	151,463
Series A, 5.00%, 7/1/2039	3,365,000	3,901,381
Series B, 5.00%, 7/1/2024	115,000	136,840
Series B, 5.00%, 7/1/2026	7,695,000	9,414,905

See accompanying notes to financial statements.

5

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2027	$1,910,000	$2,250,973
Series B, 5.00%, 7/1/2037	1,000,000	1,196,120
Phoenix, AZ, General Obligation:
4.00%, 7/1/2022	755,000	829,488
5.00%, 7/1/2025	140,000	170,073
Pima County, Regional Transportation Authority Revenue:
5.00%, 6/1/2022	100,000	113,601
5.00%, 6/1/2025	375,000	434,295
Pima, AZ, Sewer System Revenue:
5.00%, 7/1/2023	2,825,000	3,284,656
5.00%, 7/1/2026	200,000	244,908
Regional, CO, Public Transportation Authority Revenue 5.25%, 7/1/2021	100,000	111,994
Salt River Project Agricultural Improvement & Power District:
5.00%, 1/1/2022	200,000	225,302
Series A, 5.00%, 1/1/2027	250,000	311,692
Series A, 5.00%, 1/1/2028	100,000	124,119
Series A, 5.00%, 1/1/2029	100,000	123,563
Scottsdale, AZ, General Obligation:
3.00%, 7/1/2022	170,000	179,675
3.00%, 7/1/2032	200,000	201,212
4.00%, 7/1/2019	165,000	171,024
4.00%, 7/1/2024	200,000	226,854
Town of Gilbert, AZ, General Obligation 5.00%, 7/1/2019	185,000	194,478

		49,361,901

ARKANSAS — 0.2%
Arkansas, State General Obligation:
3.25%, 6/15/2022	360,000	377,629
4.00%, 4/1/2025	500,000	559,185
5.00%, 10/1/2019	125,000	132,235
5.00%, 4/1/2020	1,290,000	1,383,912
5.00%, 6/15/2021	125,000	138,631
5.00%, 10/1/2021	250,000	279,415
5.00%, 4/1/2026	270,000	322,931
Little Rock, AR, School District, General Obligation 3.00%, 2/1/2024	2,105,000	2,164,340

See accompanying notes to financial statements.

6

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
North Little Rock School District No. 1, General Obligation Series B, 4.25%, 2/1/2040	$370,000	$391,671

		5,749,949

CALIFORNIA — 19.8%
Alameda County, CA, Transportation Authority Sales Tax Revenue 5.00%, 3/1/2020	110,000	118,058
Alameda County, Joint Powers Authority Revenue:
Series A, 5.00%, 12/1/2030	135,000	156,573
Series A, 5.00%, 12/1/2031	150,000	173,789
Series A, 5.25%, 12/1/2025	330,000	393,565
Anaheim, CA, Housing & Public Improvements Authority Revenue:
5.00%, 10/1/2031	700,000	779,394
5.00%, 10/1/2032	1,025,000	1,140,476
5.00%, 10/1/2034	1,100,000	1,222,232
5.00%, 10/1/2035	1,610,000	1,787,680
5.00%, 10/1/2036	675,000	748,973
5.00%, 10/1/2041	2,260,000	2,499,063
Anaheim, Public Financing Authority Revenue:
Series A, 5.00%, 5/1/2034	245,000	284,680
Series A, 5.00%, 5/1/2039	2,670,000	3,085,372
Arcadia, CA, Unified School District, General Obligation:
3.25%, 8/1/2036	365,000	371,019
3.25%, 8/1/2037	240,000	243,050
Bakersfield, CA, Wastewater Revenue:
Series A, 5.00%, 9/15/2025	150,000	184,487
Series A, 5.00%, 9/15/2029	5,000,000	5,959,200
Series A, 5.00%, 9/15/2031	1,000,000	1,085,320
Series A, 5.00%, 9/15/2032	2,100,000	2,277,429
Brea, CA, Redevelopment Successor Agency, Tax Allocation 5.00%, 8/1/2020	100,000	108,763
California, Bay Area Toll Authority Revenue:
5.00%, 4/1/2019	130,000	135,702
Series C, 1.88%, 4/1/2047 (a)	1,395,000	1,398,641
Series F1, 5.00%, 4/1/2054	145,000	165,383
California, Bay Area Toll Authority, Toll Bridge Revenue 5.00%, 4/1/2019	200,000	208,772
California, Bay Area Water Supply & Conservation Agency Revenue:
Series A, 4.00%, 10/1/2019	120,000	125,144

See accompanying notes to financial statements.

7

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2030	$415,000	$479,591
California, Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2026	115,000	143,804
5.00%, 10/1/2027	245,000	301,230
5.00%, 10/1/2028	430,000	527,954
5.00%, 10/1/2032	3,180,000	3,855,909
5.00%, 10/1/2033	3,765,000	4,552,638
5.00%, 10/1/2034	2,400,000	2,894,040
5.00%, 10/1/2035	2,225,000	2,675,585
Series A, 4.00%, 10/1/2045	3,325,000	3,602,903
California, Municipal Finance Authority Revenue:
4.00%, 1/1/2043	4,750,000	5,222,150
Series A, 4.00%, 10/1/2040	4,000,000	4,285,480
Series A, 5.00%, 10/1/2025	145,000	178,280
Series A, 5.00%, 6/1/2042	250,000	299,105
California, State Department of Water Resources Center Valley Project, Revenue:
Series AM, 5.00%, 12/1/2020	130,000	142,717
Series AM, 5.00%, 12/1/2025	105,000	122,426
Series AQ, 4.00%, 12/1/2033	900,000	1,003,608
Series AS, 5.00%, 12/1/2024	335,000	405,333
Series AW, 4.00%, 12/1/2020	2,790,000	2,983,793
Series AW, 5.00%, 12/1/2028	285,000	354,990
Series AW, 5.00%, 12/1/2029	670,000	833,306
California, State Department of Water Resources Power Supply Revenue:
Series AR, 5.00%, 12/1/2023	120,000	141,883
Series AS, 5.00%, 12/1/2019	100,000	106,431
Series AS, 5.00%, 12/1/2029	175,000	208,852
Series O, 5.00%, 5/1/2022	215,000	245,251
California, State Educational Facilities, Authority Revenue:
Series U-3, 5.00%, 6/1/2043	875,000	1,209,574
Series U-6, 5.00%, 5/1/2045	100,000	139,676
Series U-7, 5.00%, 6/1/2046	100,000	140,454
California, State General Obligation:
3.00%, 12/1/2019	100,000	102,643
3.00%, 10/1/2027	100,000	105,115
3.25%, 3/1/2032	250,000	257,575
3.75%, 12/1/2034	100,000	104,993
4.00%, 5/1/2023	225,000	249,914
4.00%, 12/1/2032	305,000	330,339
4.00%, 9/1/2033	1,005,000	1,103,641

See accompanying notes to financial statements.

8

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 11/1/2036	$30,000	$32,884
4.00%, 12/1/2040	400,000	430,264
4.00%, 8/1/2045	2,000,000	2,155,720
4.50%, 12/1/2043	1,410,000	1,582,161
5.00%, 10/1/2018	275,000	282,260
5.00%, 2/1/2019	1,650,000	1,712,040
5.00%, 9/1/2019	170,000	179,549
5.00%, 10/1/2019	390,000	412,920
5.00%, 8/1/2020	1,215,000	1,318,251
5.00%, 8/1/2021	4,000,000	4,457,720
5.00%, 9/1/2021	4,065,000	4,540,646
5.00%, 12/1/2021	150,000	168,651
5.00%, 8/1/2022	275,000	313,759
5.00%, 9/1/2022	250,000	285,848
5.00%, 10/1/2022	4,480,000	5,133,408
5.00%, 3/1/2023	300,000	347,106
5.00%, 9/1/2023	965,000	1,129,340
5.00%, 10/1/2023	640,000	750,515
5.00%, 11/1/2023	5,050,000	5,930,972
5.00%, 3/1/2024	1,905,000	2,254,072
5.00%, 8/1/2024	3,865,000	4,610,404
5.00%, 9/1/2024	925,000	1,100,466
5.00%, 12/1/2024	3,875,000	4,576,840
5.00%, 3/1/2025	365,000	440,413
5.00%, 9/1/2025	235,000	286,145
5.00%, 10/1/2025	585,000	654,506
5.00%, 11/1/2025	265,000	311,709
5.00%, 12/1/2025	600,000	707,196
5.00%, 3/1/2026	1,200,000	1,449,720
5.00%, 8/1/2026	2,670,000	3,300,814
5.00%, 10/1/2026	275,000	324,830
5.00%, 11/1/2026	315,000	374,370
5.00%, 8/1/2027	4,265,000	5,177,198
5.00%, 9/1/2027	165,000	183,871
5.00%, 11/1/2027	220,000	258,511
5.00%, 12/1/2027	355,000	417,771
5.00%, 8/1/2028	1,515,000	1,835,352
5.00%, 9/1/2028	2,010,000	2,252,971
5.00%, 10/1/2028	450,000	535,392
5.00%, 8/1/2029	550,000	671,214
5.00%, 9/1/2029	1,475,000	1,642,589
5.00%, 10/1/2029	2,675,000	2,698,005
5.00%, 8/1/2030	1,730,000	2,077,073

See accompanying notes to financial statements.

9

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/1/2030	$435,000	$484,259
5.00%, 11/1/2030	500,000	619,120
5.00%, 9/1/2031	1,820,000	2,187,679
5.00%, 3/1/2032	280,000	332,284
5.00%, 8/1/2032	1,630,000	1,915,690
5.00%, 10/1/2032	850,000	1,002,473
5.00%, 11/1/2032	455,000	527,281
5.00%, 8/1/2033	3,720,000	4,369,512
5.00%, 10/1/2033	570,000	671,859
5.00%, 8/1/2034	2,350,000	2,794,291
5.00%, 9/1/2034	290,000	347,635
5.00%, 10/1/2034	155,000	182,592
5.00%, 8/1/2035	4,660,000	5,528,006
5.00%, 9/1/2035	130,000	155,501
5.00%, 9/1/2036	1,390,000	1,660,258
5.00%, 4/1/2037	215,000	245,001
5.00%, 10/1/2037	515,000	605,614
5.00%, 10/1/2039	490,000	575,544
5.00%, 2/1/2043	180,000	203,809
5.00%, 4/1/2043	730,000	829,535
5.00%, 10/1/2044	740,000	866,658
5.00%, 3/1/2045	450,000	525,258
5.00%, 8/1/2045	4,780,000	5,621,854
5.00%, 9/1/2045	500,000	592,085
5.25%, 9/1/2029	150,000	176,846
Series A, 5.00%, 9/1/2022	5,000,000	5,716,950
Series B, 5.00%, 9/1/2021	705,000	787,492
Series B, 5.00%, 9/1/2023	3,400,000	3,979,020
Series B, 5.00%, 9/1/2025	100,000	121,764
Series C, 5.00%, 9/1/2032	1,350,000	1,618,285
Series C, 5.00%, 9/1/2034	125,000	148,869
VRN, 3.00%, 12/1/2032 (a)	360,000	367,103
VRN, 4.00%, 12/1/2030 (a)	335,000	358,470
California, State Infrastructure & Economic Development Bank Revenue Series A, 5.00%, 10/1/2041	400,000	479,832
California, State Public Works Board, Lease Revenue Series C, 5.00%, 3/1/2038	250,000	289,523
California, William S. Hart Union High School District, General Obligation Series C, 3.50%, 8/1/2038	620,000	630,689
Capistrano, Unified School District, Special Tax 3.00%, 9/1/2025	110,000	111,443

See accompanying notes to financial statements.

10

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Centinela Valley, CA, Union High School District, General Obligation:
Series B, 4.00%, 8/1/2047 (b)	$375,000	$400,826
Series B, 4.00%, 8/1/2050 (b)	100,000	105,958
Chabot-Las Positas, CA, Community College District, General Obligation:
4.00%, 8/1/2033	1,015,000	1,113,780
5.00%, 8/1/2026	105,000	122,753
5.00%, 8/1/2029	110,000	127,775
Chaffey, Joint Union High School District, General Obligation Series A, 5.00%, 8/1/2037	225,000	257,769
City & County of San Francisco, CA, General Obligation Series R1, 5.00%, 6/15/2020	400,000	433,448
Coast, CA, Community College District, General Obligation:
5.00%, 8/1/2029	355,000	426,493
Series A, 5.00%, 8/1/2020	520,000	565,568
Coast, CA, Community College District, General Obligation, Election of 2012 Series A, 4.00%, 8/1/2032	2,530,000	2,726,404
Contra Costa, CA, Community College District, General Obligation 5.00%, 8/1/2038	2,180,000	2,486,443
Contra Costa, CA, Transportation Authority Sales Tax Revenue:
Series A, 5.00%, 3/1/2032	270,000	317,871
Series B, 5.00%, 3/1/2024	295,000	316,281
Contra Costa, CA, Water District Revenue Series R, 5.00%, 10/1/2019	160,000	169,717
Cupertino, CA, Union School District, General Obligation:
Series B, 5.00%, 8/1/2035	175,000	204,502
Series B, 5.00%, 8/1/2036	300,000	349,578
Desert Sands, CA, Unified School District, General Obligation 5.00%, 8/1/2042	4,800,000	5,551,872
Desert, CA, Community College District, General Obligation 5.00%, 8/1/2035	360,000	427,482
East Bay, CA, Municipal Utility District, Water System Revenue:
Series A, 5.00%, 6/1/2028	2,225,000	2,704,843
Series A, 5.00%, 6/1/2033	565,000	664,643
Series A, 5.00%, 6/1/2037	2,030,000	2,393,898

See accompanying notes to financial statements.

11

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 6/1/2020	$350,000	$379,071
Series B, 5.00%, 6/1/2022	145,000	166,048
Series B, 5.00%, 6/1/2029	1,445,000	1,876,737
Series B, 5.00%, 6/1/2030	160,000	189,485
Eastern, CA, Municipal Water District Financing Authority Revenue Series D, 5.00%, 7/1/2047	2,500,000	3,015,950
El Camino, CA, Community College District, General Obligation Series C, Zero Coupon, 8/1/2033	150,000	92,607
El Dorado, CA, Irrigation District, Water Agency Revenue:
Series C, 5.00%, 3/1/2032	375,000	451,792
Series C, 5.00%, 3/1/2035	550,000	650,474
Elk Grove, Unified School District COPs, 3.00%, 2/1/2034	100,000	99,619
Emeryville, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2023 (b)	100,000	117,089
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 10/1/2029	100,000	124,434
Series A, 5.00%, 10/1/2031	300,000	368,574
Foothill-De Anza Community College District, General Obligation:
5.00%, 8/1/2027	200,000	243,246
5.00%, 8/1/2028	140,000	169,394
5.00%, 8/1/2035	1,005,000	1,172,413
Fremont, CA, Union High School District, General Obligation:
5.00%, 8/1/2021	340,000	380,542
5.00%, 8/1/2022	165,000	189,588
5.00%, 8/1/2040	780,000	905,798
Garden Grove, CA, Unified School District, General Obligation Series C, 5.00%, 8/1/2035	250,000	287,400
Grossmont, CA, Community College District, General Obligation Series A, 5.25%, 8/1/2038	3,735,000	4,329,836
Huntington Beach, CA, Union High School District, General Obligation:
5.00%, 8/1/2021	100,000	111,776
5.00%, 8/1/2022	100,000	114,663
Imperial, CA, Irrigation District Electric System Revenue:
Series B-1, 5.00%, 11/1/2046	4,410,000	5,148,984

See accompanying notes to financial statements.

12

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 11/1/2030	$125,000	$151,179
Irvine Ranch, CA, Water District 5.25%, 2/1/2046	5,000,000	6,103,050
Livermore Valley, CA, Joint Unified School District, General Obligation:
3.00%, 8/1/2046	225,000	219,083
4.00%, 8/1/2041	4,190,000	4,468,803
Long Beach, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2041	4,640,000	5,010,411
Long Beach, CA, Harbor Revenue Series C, 5.00%, 5/15/2047	100,000	120,574
Los Angeles, CA, Community College District, General Obligation:
4.00%, 8/1/2038	500,000	545,065
5.00%, 8/1/2036	430,000	515,093
Series A, 5.00%, 8/1/2019	1,000,000	1,053,390
Series A, 5.00%, 8/1/2021	100,000	111,924
Series A, 5.00%, 8/1/2023	160,000	188,448
Series A, 5.00%, 8/1/2026	150,000	179,855
Series A, 5.00%, 8/1/2029	285,000	338,996
Series A, 5.00%, 8/1/2030	3,235,000	3,834,704
Series A, 5.00%, 8/1/2031	2,695,000	3,183,657
Series C, 5.00%, 8/1/2019	100,000	105,339
Series F, 4.00%, 8/1/2032	3,405,000	3,682,235
Series F, 5.00%, 8/1/2027	585,000	686,626
Series G, 4.00%, 8/1/2039	350,000	377,905
Series I, 4.00%, 8/1/2034	170,000	188,052
Series J, 4.00%, 8/1/2025	250,000	289,563
Series J, 4.00%, 8/1/2036	900,000	993,348
Series J, 4.00%, 8/1/2039	480,000	524,290
Los Angeles, CA, Department of Airports Revenue Series C, 5.00%, 5/15/2038	210,000	245,578
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2023	115,000	133,697
Series A, 5.00%, 7/1/2026	100,000	115,633
Series A, 5.00%, 7/1/2028	240,000	298,106
Series A, 5.00%, 7/1/2030	515,000	610,208
Series A, 5.00%, 7/1/2031	355,000	434,740
Series A, 5.00%, 7/1/2032	455,000	555,127
Series A, 5.00%, 7/1/2036	3,000,000	3,619,560
Series A, 5.00%, 7/1/2039	1,420,000	1,651,929
Series A, 5.00%, 7/1/2040	1,670,000	1,977,480

See accompanying notes to financial statements.

13

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2046	$2,950,000	$3,479,082
Series B, 5.00%, 7/1/2019	320,000	336,538
Series B, 5.00%, 7/1/2025	100,000	108,256
Series B, 5.00%, 7/1/2028	290,000	354,940
Series B, 5.00%, 7/1/2029	100,000	121,980
Series B, 5.00%, 7/1/2030	520,000	605,202
Series B, 5.00%, 7/1/2032	1,005,000	1,168,490
Series B, 5.00%, 7/1/2034	540,000	644,609
Series B, 5.00%, 7/1/2043	210,000	240,316
Series B, 5.00%, 7/1/2045	2,425,000	2,861,839
Series C, 5.00%, 7/1/2027	155,000	185,062
Series C, 5.00%, 7/1/2042	595,000	718,909
Series D, 5.00%, 7/1/2022	235,000	269,517
Series D, 5.00%, 7/1/2032	180,000	212,494
Series D, 5.00%, 7/1/2033	1,035,000	1,219,085
Series D, 5.00%, 7/1/2039	4,390,000	5,107,019
Series E, 5.00%, 7/1/2035	145,000	169,924
Series E, 5.00%, 7/1/2039	100,000	116,333
Los Angeles, CA, Department of Water Revenue:
Series B, 5.00%, 7/1/2020	115,000	124,819
Series B, 5.00%, 7/1/2021	125,000	139,614
Series B, 5.00%, 7/1/2026	100,000	117,069
Series B, 5.00%, 7/1/2035	990,000	1,138,252
Series B, 5.00%, 7/1/2036	100,000	118,971
Los Angeles, CA, Harbor Department Revenue Series B, 5.00%, 8/1/2039	2,060,000	2,392,237
Los Angeles, CA, Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 6/1/2020	175,000	189,448
Series B, 5.00%, 7/1/2019	140,000	147,300
Series B, 5.00%, 7/1/2030	130,000	150,638
Los Angeles, CA, Public Works Financing Authority Revenue:
Series D, 4.00%, 12/1/2036	645,000	696,716
Series D, 4.00%, 12/1/2040	225,000	241,063
Series D, 5.00%, 12/1/2028	1,975,000	2,393,641
Series D, 5.00%, 12/1/2030	330,000	397,013
Series D, 5.00%, 12/1/2045	1,095,000	1,262,338
Los Angeles, CA, Redevelopment Authority, Tax Allocation:
Series C, 5.00%, 12/1/2027 (b)	225,000	266,927
Series C, 5.25%, 12/1/2025 (b)	3,505,000	4,246,868

See accompanying notes to financial statements.

14

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.50%, 7/1/2036	$150,000	$155,715
Series A, 4.00%, 7/1/2040	2,035,000	2,173,502
Series A, 5.00%, 7/1/2020	175,000	189,942
Series A, 5.00%, 7/1/2021	2,500,000	2,792,275
Series A, 5.00%, 7/1/2023	4,240,000	4,983,187
Series A, 5.00%, 7/1/2028	180,000	199,489
Series A, 5.00%, 7/1/2029	215,000	238,123
Series A, 5.00%, 7/1/2030	820,000	907,601
Series A, 5.00%, 7/1/2031	935,000	1,034,222
Series A, 5.00%, 7/1/2032	460,000	508,484
Series A, 5.00%, 7/1/2040	175,000	203,562
Series B, 3.00%, 7/1/2031	420,000	428,224
Series B, 3.00%, 7/1/2032	885,000	898,302
Series B, 5.00%, 7/1/2019	100,000	105,199
Series B, 5.00%, 7/1/2020	100,000	108,538
Series B, 5.00%, 7/1/2021	2,510,000	2,803,444
Series B, 5.00%, 7/1/2024	115,000	138,007
Series B, 5.00%, 7/1/2028	165,000	204,074
Series C, 5.00%, 7/1/2021	2,530,000	2,825,782
Series C, 5.00%, 7/1/2024	2,045,000	2,454,123
Series C, 5.00%, 7/1/2025	190,000	227,365
Series C, 5.00%, 7/1/2027	175,000	208,234
Series D, 5.00%, 7/1/2021	2,675,000	2,987,734
Los Angeles, CA, Wastewater System Revenue:
Series A, 5.00%, 6/1/2035	955,000	1,099,109
Series A, 5.00%, 6/1/2043	400,000	452,256
Series B, 5.00%, 6/1/2034	1,110,000	1,309,800
Series B, 5.00%, 6/1/2035	340,000	391,306
Los Rios, CA, Community College District, General Obligation:
4.00%, 8/1/2035	200,000	220,214
5.00%, 8/1/2029	1,000,000	1,250,400
Manteca, CA, Unified School District, General Obligation Series A, 4.00%, 8/1/2045	250,000	266,305
Metropolitan Water District of Southern California Revenue Series A, 4.00%, 7/1/2045	1,500,000	1,602,090
Milpitas, CA, Redevelopment Agency Successor Agency, Tax Allocation:
5.00%, 9/1/2022	145,000	166,492
5.00%, 9/1/2023	340,000	399,704

See accompanying notes to financial statements.

15

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Montebello, CA, Unified School District, General Obligation Series A, 4.00%, 8/1/2046	$375,000	$393,319
Monterey Peninsula, CA, Community College District, General Obligation:
Zero Coupon, 8/1/2026	350,000	287,991
Zero Coupon, 8/1/2027	205,000	162,522
Zero Coupon, 8/1/2030	290,000	203,290
Zero Coupon, 8/1/2031	160,000	106,970
Mount San Antonio, CA, Community College District, General Obligation Series A, 5.00%, 8/1/2034	280,000	321,572
Newport Mesa, Unified School District, General Obligation:
Zero Coupon, 8/1/2043	8,500,000	3,185,800
Zero Coupon, 8/1/2044	8,500,000	3,054,390
Oakland Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2022 (b)	350,000	401,488
5.00%, 8/1/2025	475,000	579,581
5.00%, 8/1/2027	615,000	762,489
5.00%, 8/1/2027 (b)	300,000	364,164
Series A, 5.00%, 8/1/2030	875,000	1,047,156
Series A, 5.00%, 8/1/2031	150,000	178,589
Series A, 5.00%, 8/1/2032	150,000	177,671
Series A, 5.00%, 8/1/2040	100,000	115,294
Oakland-Alameda County, CA, Unified School District, General Obligation 6.63%, 8/1/2038	210,000	246,389
Orange County, CA, Sanitation District Wastewater Revenue Series A, 5.00%, 2/1/2035	1,955,000	2,280,664
Orange County, CA, Water District Revenue Series A, 5.00%, 8/15/2034	100,000	121,630
Oxnard, CA, School District, General Obligation Series A, 5.00%, 8/1/2041	350,000	416,230
Peralta, CA, Community College District, General Obligation, Election of 2006 Series D, 4.00%, 8/1/2039	400,000	428,328
Rancho Cucamonga Redevelopment Agency Successor Agency:
5.00%, 9/1/2022 (b)	1,090,000	1,244,725
5.00%, 9/1/2028 (b)	415,000	482,985
Series J, 5.25%, 5/15/2038	100,000	116,973

See accompanying notes to financial statements.

16

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Riverside County, CA, Transportation Commission, Sales Tax Revenue:
Series A, 2.00%, 6/1/2029	$175,000	$168,217
Series A, 5.00%, 6/1/2036	4,055,000	4,911,700
Series A, 5.25%, 6/1/2026	220,000	260,458
Series A, 5.25%, 6/1/2031	495,000	583,788
Series A, 5.25%, 6/1/2033	500,000	588,555
Riverside, CA, Community College District Foundation, General Obligation 5.00%, 8/1/2029	1,255,000	1,513,605
Riverside, Unified School District, General Obligation Series A, 5.00%, 8/1/2019	125,000	131,775
Sacramento, CA, County Sanitation Districts Financing Authority Revenue:
Series A, 5.00%, 12/1/2031	375,000	441,630
Series A, 5.00%, 12/1/2033	925,000	1,080,872
Sacramento, CA, Municipal Utility District, Electricity Revenue:
5.00%, 7/1/2028	355,000	426,319
5.00%, 7/1/2029	1,000,000	1,203,200
Series A, 5.00%, 8/15/2041	200,000	228,070
Series B, 5.00%, 8/15/2029	630,000	736,123
Series B, 5.00%, 8/15/2030	115,000	134,105
Series D, 5.00%, 8/15/2023	4,620,000	5,446,888
Sacramento, CA, Municipal Utility District, Financing Authority Revenue 5.00%, 7/1/2020	105,000	113,938
San Antonio, CA, Community College District, General Obligation Series A, Zero Coupon, 8/1/2043	2,260,000	1,925,271
San Bernardino, CA, Community College District, General Obligation:
Series A, 4.00%, 8/1/2032	100,000	107,331
Series A, 4.00%, 8/1/2033	250,000	267,790
Series A, 5.00%, 8/1/2029	1,465,000	1,719,500
San Diego County, CA, Public Facilities Financing Authority, Revenue:
5.00%, 10/15/2027	490,000	590,749
5.00%, 10/15/2028	255,000	305,811
5.00%, 10/15/2031	345,000	408,863
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue:
4.00%, 5/15/2026	200,000	230,524
5.00%, 5/15/2023	160,000	187,328

See accompanying notes to financial statements.

17

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 5/15/2027	$225,000	$279,502
Series A, 5.00%, 5/15/2034	4,570,000	5,519,555
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A, 4.75%, 4/1/2048	355,000	389,485
Series A, 5.00%, 4/1/2026	145,000	172,852
Series A, 5.00%, 4/1/2027	270,000	334,284
Series A, 5.00%, 4/1/2028	125,000	148,521
Series A, 5.00%, 4/1/2029	715,000	848,154
Series A, 5.00%, 4/1/2032	810,000	978,772
Series A, 5.00%, 4/1/2034	100,000	117,654
Series A, 5.00%, 4/1/2037	225,000	263,279
Series A, 5.00%, 4/1/2039	155,000	180,581
Series A, 5.00%, 4/1/2048	3,890,000	4,591,289
San Diego County, CA, Water Authority Financing Corp., Revenue:
5.00%, 5/1/2031	340,000	389,575
Series B, 5.00%, 5/1/2037	100,000	120,270
San Diego County, CA, Water Authority Revenue:
5.00%, 5/1/2024	165,000	190,794
5.00%, 5/1/2025	160,000	184,771
5.00%, 5/1/2028	105,000	120,783
Series A, 5.00%, 5/1/2032	1,520,000	1,853,838
Series A, 5.00%, 5/1/2033	1,015,000	1,234,463
Series A, 5.00%, 10/15/2044	170,000	196,372
San Diego Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 9/1/2021	100,000	111,814
Series A, 5.00%, 9/1/2025	100,000	122,002
San Diego, CA Series A, COPs, 5.00%, 10/15/2027	135,000	161,703
San Diego, CA, Community College District, General Obligation:
4.00%, 8/1/2032	1,500,000	1,677,630
5.00%, 8/1/2025	700,000	859,117
5.00%, 8/1/2027	120,000	149,638
5.00%, 8/1/2029	100,000	123,626
5.00%, 8/1/2030	1,235,000	1,444,530
5.00%, 8/1/2031	150,000	183,323
5.00%, 8/1/2032	1,240,000	1,447,514
5.00%, 8/1/2043	1,865,000	2,133,448
San Diego, CA, Unified School District, General Obligation:

See accompanying notes to financial statements.

18

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series I, Zero Coupon, 7/1/2034	$220,000	$122,789
Series I, Zero Coupon, 7/1/2036	2,865,000	1,447,770
Series I, Zero Coupon, 7/1/2037	265,000	127,187
Series I, Zero Coupon, 7/1/2039	555,000	241,586
Series I, 4.00%, 7/1/2037	1,000,000	1,095,940
Series R-3, 5.00%, 7/1/2022	195,000	223,458
Series R-4, 5.00%, 7/1/2024	185,000	221,634
Series R-4, 5.00%, 7/1/2028	205,000	248,399
San Francisco, CA, Bay Area Rapid Transit District Revenue Series A, 5.00%, 7/1/2031	270,000	306,517
San Francisco, CA, Bay Area Rapid Transit District, General Obligation:
Series A, 5.00%, 8/1/2047	105,000	126,736
Series C, 5.00%, 8/1/2029	120,000	140,012
Series C, 5.00%, 8/1/2031	110,000	127,838
Series D, 5.00%, 8/1/2029	150,000	182,199
San Francisco, CA, City & County:
Series B, COPs, 5.00%, 4/1/2019	100,000	104,424
Series R1, 4.00%, 9/1/2039	535,000	567,801
San Francisco, CA, City & County Public Utilities Commission Revenue:
Series B, 4.00%, 10/1/2039	140,000	146,332
Series B, 5.00%, 10/1/2026	1,110,000	1,271,350
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 5.00%, 11/1/2032	100,000	118,776
San Francisco, CA, City & County, General Obligation:
Series A, 4.00%, 6/15/2033	1,500,000	1,622,100
Series A, 4.00%, 6/15/2034	1,990,000	2,147,071
Series A, 4.00%, 6/15/2035	1,350,000	1,454,071
Series A, 5.00%, 6/15/2023	200,000	229,094
Series R1, 4.00%, 6/15/2030	550,000	608,322
San Francisco, CA, Public Utilities Commission Water Revenue 5.00%, 11/1/2028	170,000	210,613
San Francisco, CA, Unified School District, General Obligation 5.00%, 6/15/2028	100,000	118,667
San Joaquin, CA COPs, 4.00%, 11/15/2030 (b)	100,000	111,743
San Joaquin, CA, Delta Community College District, General Obligation:
Series A, 5.00%, 8/1/2026	100,000	121,860

See accompanying notes to financial statements.

19

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2027	$270,000	$326,265
San Jose Evergreen Community College District Series A, 5.00%, 9/1/2028	210,000	250,257
San Jose, CA, Evergreen Community College District, General Obligation Series B, 5.00%, 9/1/2018	275,000	281,597
San Jose, CA, Financing Authority Revenue:
Series A, 5.00%, 6/1/2028	1,435,000	1,659,506
Series A, 5.00%, 6/1/2039	525,000	590,184
San Jose, Redevelopment Agency Successor Agency, Tax Allocation:
Series B, 5.00%, 8/1/2026	3,690,000	4,581,541
Series B, 5.00%, 8/1/2027	1,000,000	1,259,300
San Marcos, CA, Unified School District, General Obligation:
5.00%, 8/1/2035	350,000	423,115
5.00%, 8/1/2036	350,000	422,124
Series C, 5.00%, 8/1/2040	150,000	167,612
San Mateo County, CA, Community College District, General Obligation:
5.00%, 9/1/2029	100,000	118,826
5.00%, 9/1/2033	300,000	353,196
5.00%, 9/1/2034	100,000	117,529
San Mateo County, CA, Joint Powers Financing Authority Revenue 5.00%, 6/15/2024	260,000	312,026
San Mateo County, CA, Transportation Authority Revenue:
Series A, 5.00%, 6/1/2022	775,000	886,786
Series A, 5.00%, 6/1/2027	145,000	175,934
Series A, 5.00%, 6/1/2029	130,000	156,142
Series A, 5.00%, 6/1/2030	160,000	191,446
San Mateo County, CA, Transportation Authority, General Obligation Series A, 5.00%, 9/1/2041	760,000	867,882
Santa Clara County, CA, Financing Authority Revenue:
Series Q, 2.50%, 5/15/2029	140,000	135,800
Series Q, 4.00%, 5/15/2031	1,815,000	1,981,762
Series Q, 4.00%, 5/15/2033	300,000	324,636
Santa Clara County, CA, General Obligation:
Series B, 3.25%, 8/1/2035	750,000	759,232
Series B, 5.00%, 8/1/2022	110,000	126,497
Series C, 3.00%, 8/1/2035	250,000	249,658

See accompanying notes to financial statements.

20

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Santa Monica Community College District, General Obligation Series A, 5.00%, 8/1/2027	$100,000	$116,735
Solano County, CA, Community College District, General Obligation Series A, 4.38%, 8/1/2047	1,880,000	2,031,885
Solano County, CA, Junior College District, General Obligation 5.00%, 8/1/2028	260,000	303,662
Southern California Water Replenishment District Financing Authority Revenue 5.00%, 8/1/2041	260,000	301,886
Southern, CA, Public Power Authority Revenue:
Series A, 5.00%, 7/1/2021	360,000	402,088
Series A, 5.00%, 7/1/2023	3,725,000	4,149,724
Series A, 5.00%, 7/1/2025	520,000	578,729
Series A, 5.00%, 7/1/2032	410,000	482,377
Series C, 5.00%, 7/1/2027	110,000	131,916
Sweetwater, CA, Union High School District, General Obligation Series B, 3.38%, 8/1/2040 (b)	125,000	125,835
University of California, Revenue:
Series A, 3.00%, 11/1/2033	250,000	251,463
Series A, 3.13%, 11/1/2036	625,000	630,244
Series A, 4.00%, 11/1/2035	100,000	108,546
Series A, 4.00%, 11/1/2037	250,000	270,400
Series A, 4.00%, 11/1/2038	600,000	645,738
Series A, 4.00%, 11/1/2043	300,000	322,734
Series A, 4.00%, 11/1/2045	2,015,000	2,157,843
Series A, 5.00%, 11/1/2019	1,660,000	1,764,646
Series A, 5.00%, 11/1/2020	460,000	503,866
Series A, 5.00%, 11/1/2021	2,600,000	2,928,952
Series A, 5.00%, 11/1/2029	185,000	219,473
Series A, 5.00%, 11/1/2030	5,885,000	7,001,427
Series A, 5.00%, 11/1/2031	150,000	184,529
Series A, 5.00%, 11/1/2032	1,255,000	1,480,937
Series A, 5.00%, 11/1/2033	350,000	410,833
Series A, 5.00%, 11/1/2036	1,075,000	1,301,309
Series A, 5.00%, 11/1/2041	1,640,000	1,937,004
Series A, 5.00%, 11/1/2045	3,980,000	4,681,196
Series AF, 4.00%, 5/15/2019	115,000	118,920
Series AF, 5.00%, 5/15/2019	3,365,000	3,525,073
Series AF, 5.00%, 5/15/2026	100,000	116,491

See accompanying notes to financial statements.

21

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series AF, 5.00%, 5/15/2029	290,000	$336,847
Series AI, 5.00%, 5/15/2032	$295,000	341,117
Series AI, 5.00%, 5/15/2033	4,395,000	5,062,688
Series AI, 5.00%, 5/15/2034	740,000	850,793
Series AI, 5.00%, 5/15/2038	1,180,000	1,345,070
Series AK, VRN, 5.00%, 5/15/2048 (a)	445,000	520,757
Series AM, 5.00%, 5/15/2025	250,000	298,577
Series AM, 5.00%, 5/15/2026	425,000	506,175
Series AM, 5.00%, 5/15/2027	600,000	711,030
Series AM, 5.00%, 5/15/2028	655,000	772,330
Series AM, 5.00%, 5/15/2029	210,000	247,206
Series AM, 5.00%, 5/15/2049	1,000,000	1,136,810
Series AM, 5.25%, 5/15/2030	100,000	119,467
Series AM, 5.25%, 5/15/2031	150,000	178,707
Series AO, 5.00%, 5/15/2025	3,845,000	4,693,207
Series AO, 5.00%, 5/15/2026	100,000	121,983
Series AO, 5.00%, 5/15/2028	405,000	490,917
Series AO, 5.00%, 5/15/2032	100,000	119,695
Series AR, 4.00%, 5/15/2037	755,000	817,454
Series AR, 5.00%, 5/15/2030	580,000	707,931
Series AR, 5.00%, 5/15/2032	100,000	120,948
Series AR, 5.00%, 5/15/2041	250,000	296,500
Series AR, 5.00%, 5/15/2046	620,000	732,753
Series AT, VRN, 1.40%, 5/15/2046 (a)	650,000	640,074
Series AV, 4.00%, 5/15/2045	2,030,000	2,186,046
Series AV, 5.00%, 5/15/2026	1,000,000	1,241,350
Series AV, 5.25%, 5/15/2047	5,000,000	6,118,350
Series B2, VRN, 4.00%, 11/1/2049 (a)	100,000	107,544
Series B-3, VRN, 4.00%, 11/1/2051 (a)	350,000	388,381
Series G, 5.00%, 5/15/2019	125,000	130,929
Series I, 4.00%, 5/15/2045	200,000	212,446
Series I, 5.00%, 5/15/2019	125,000	130,929
Series I, 5.00%, 5/15/2022	605,000	690,589
Series I, 5.00%, 5/15/2028	500,000	605,690
Series I, 5.00%, 5/15/2030	145,000	174,545
Series I, 5.00%, 5/15/2031	285,000	341,775
Series I, 5.00%, 5/15/2032	145,000	173,230
Series K, 4.00%, 5/15/2036	260,000	281,304
Series K, 4.00%, 5/15/2037	1,000,000	1,079,630
Series K, 4.00%, 5/15/2046	315,000	335,503
Series K, 5.00%, 5/15/2031	450,000	542,740
Series K, 5.00%, 5/15/2051	645,000	756,998
Series M, 5.00%, 5/15/2032	210,000	256,736

See accompanying notes to financial statements.

22

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series M, 5.00%, 5/15/2036	$250,000	$302,130
Series M, 5.00%, 5/15/2042	500,000	600,095
Series M, 5.00%, 5/15/2047	260,000	310,856
Series M, 5.00%, 5/15/2052	250,000	297,982
Ventura County, CA, Community College District, General Obligation 3.13%, 8/1/2031	220,000	226,670
Ventura County, CA, Public Financing Authority, Lease Revenue:
Series A, 4.00%, 11/1/2043	370,000	382,125
Series A, 5.00%, 11/1/2026	100,000	115,031
Series A, 5.00%, 11/1/2030	765,000	875,405
Series A, 5.00%, 11/1/2038	3,755,000	4,263,465
Victor Valley, CA, Community College District, General Obligation Series C, 4.00%, 8/1/2032	450,000	492,714
West Basin, CA, Municipal Water District Revenue Series A, 5.00%, 8/1/2029	130,000	157,767
West Contra, CA, Costa Unified School District, General Obligation:
Series A, 5.00%, 8/1/2030	200,000	238,426
Series A, 5.00%, 8/1/2031	165,000	195,815
Series C, 4.00%, 8/1/2054	100,000	105,068
West Hollywood, CA, Public Financing Authority Revenue 4.00%, 4/1/2046	1,605,000	1,722,614
West Valley-Mission Community College District, CA, General Obligation:
Series B, 4.00%, 8/1/2034	250,000	274,290
Series C, 4.00%, 8/1/2032	5,000,000	5,571,650
Series C, 4.00%, 8/1/2034	3,065,000	3,373,155
Yosemite, CA, Community College District, General Obligation 5.00%, 8/1/2028	195,000	236,553

		524,678,787

COLORADO — 1.5%
Adams & Arapahoe, Joint School District 28J Aurora, General Obligation:
Series A, 5.00%, 12/1/2030	1,145,000	1,390,728
Series A, 5.00%, 12/1/2031	485,000	586,045
Adams & Weld Counties, CO, School District No. 27J, General Obligation 5.00%, 12/1/2033	250,000	296,180

See accompanying notes to financial statements.

23

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Adams, CO, 12 Five Star Schools, General Obligation Series B, 5.00%, 12/15/2027	$1,920,000	$2,363,328
Adams, CO, County School District No.1, General Obligation 5.00%, 12/1/2036	350,000	413,371
Aurora, CO, Water Revenue:
2.00%, 8/1/2046 (a)	950,000	889,380
5.00%, 8/1/2046	920,000	1,085,664
Board of Water Commissioners City & County of Denver Revenue:
Series A, 4.00%, 9/15/2042	1,500,000	1,645,245
Series A, 5.00%, 9/15/2047	800,000	963,648
Boulder Larimer & Weld Counties, State Vrain Valley School District Re1J, General Obligation 5.00%, 12/15/2028	1,800,000	2,209,050
Boulder Valley, School District No Re-2 Boulder, General Obligation:
5.00%, 12/1/2041	3,245,000	3,817,029
Series A, 5.00%, 12/1/2038	1,195,000	1,443,010
Series A, 5.00%, 12/1/2042	245,000	293,802
Series B, 4.00%, 12/1/2027	130,000	151,594
Colorado Springs, CO, Utilities System Revenue Series A, 5.00%, 11/15/2044	110,000	126,650
Colorado, Higher Education Series A, COPs, 5.00%, 11/1/2025	465,000	559,995
Colorado, State Board of Governors University Enterprise System Revenue:
Series A, 4.00%, 3/1/2040	250,000	271,263
Series A, 4.00%, 3/1/2044	500,000	538,605
Series A, 5.00%, 3/1/2031	2,000,000	2,499,060
Series A, 5.00%, 3/1/2033	1,035,000	1,298,428
Series E, 5.00%, 3/1/2038	320,000	369,222
Colorado, State Building Excellent Schools Today:
Series H, 3.25%, 3/15/2035	800,000	811,288
Series J, COPs, 5.25%, 3/15/2042	900,000	1,077,714
Colorado, State Higher Education Capital Construction Lease Purchase Program Series A, COPs, 5.00%, 11/1/2024	125,000	147,943
Danver, CO, City & County, Revenue:
Series A, 4.00%, 8/1/2046	100,000	106,809
Series A, 5.00%, 8/1/2022	300,000	342,141
Series A, 5.00%, 8/1/2024	325,000	386,353
Series A, 5.00%, 8/1/2027	150,000	182,405
Series A, 5.00%, 8/1/2042	1,000,000	1,170,860

See accompanying notes to financial statements.

24

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Denver, CO, City & County School District No. 1, General Obligation:
5.00%, 12/1/2025	$1,225,000	$1,491,646
5.00%, 12/1/2029	255,000	312,023
Series B, 5.00%, 12/1/2026	110,000	126,249
Series B, 5.00%, 12/1/2027	810,000	967,837
El Paso, CO, County School District No. 20 Academy, General Obligation 5.00%, 12/15/2031	1,000,000	1,214,560
Platte River Power Authority Revenue Series JJ, 4.00%, 6/1/2026	355,000	408,229
Regional, CO, Transportation District:
Series A, COPs, 5.00%, 6/1/2025	240,000	275,542
Series A, COPs, 5.00%, 6/1/2032	205,000	231,558
Series A, COPs, 5.00%, 6/1/2039	185,000	206,778
Regional, CO, Transportation District, Revenue:
4.00%, 11/1/2036	300,000	329,112
Series A, 5.00%, 11/1/2028	1,780,000	2,236,321
University of Colorado, Enterprise System Revenue:
Series A, 5.00%, 6/1/2035	190,000	225,013
Series B, 5.00%, 6/1/2037	125,000	141,546
Series B1, 4.00%, 6/1/2036	105,000	114,054
University of Colorado, Revenue:
Series A, 5.00%, 6/1/2038	250,000	296,070
Series B1, 2.25%, 6/1/2027	2,000,000	1,973,180
Series B1, 2.50%, 6/1/2028	150,000	150,225
Series B1, 2.75%, 6/1/2029	320,000	323,843
Weld County, CO, School District No. RE-4, General Obligation 5.25%, 12/1/2041	100,000	121,044

		38,581,640

CONNECTICUT — 0.5%
Connecticut, State Clean Water Fund, Revenue Series B, 5.00%, 6/1/2026	1,955,000	2,408,638
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-1, VRN, 1.00%, 7/1/2042 (a)	370,000	366,304
Series A-2, VRN, 2.00%, 7/1/2042 (a)	2,385,000	2,340,949
Series A-2, VRN, 5.00%, 7/1/2042 (a)	150,000	171,192
Series B-1, VRN, 5.00%, 7/1/2029 (a)	985,000	1,064,056
Hartford County, CT, General Obligation Series C, 4.00%, 11/1/2034 (b)	900,000	941,553

See accompanying notes to financial statements.

25

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Hartford County, CT, Metropolitan District Clean Water Project Revenue:
Series A, 4.00%, 4/1/2039	$180,000	$182,945
Series A, 5.00%, 4/1/2033	1,750,000	1,765,453
Series A, 5.00%, 4/1/2036	880,000	966,548
Series A, 5.00%, 11/1/2042	1,000,000	1,106,990
South Central Connecticut Regional Water Authority Revenue:
5.00%, 8/1/2043	180,000	200,668
Series B, 4.00%, 8/1/2026	540,000	613,337
Series B, 4.00%, 8/1/2035	175,000	191,611
Series B, 4.00%, 8/1/2036	145,000	158,531
Series B, 5.00%, 8/1/2029	500,000	612,390
University of Connecticut, Revenue:
Series A, 5.00%, 11/15/2025	125,000	141,190
Series A, 5.00%, 11/15/2028	135,000	150,764

		13,383,119

DELAWARE — 0.3%
Delaware, State General Obligation:
3.00%, 3/1/2031	1,035,000	1,061,724
3.00%, 3/1/2032	50,000	50,802
3.13%, 3/1/2033	345,000	352,873
3.25%, 3/1/2035	385,000	395,449
3.25%, 3/1/2037	135,000	138,118
5.00%, 3/1/2020	370,000	396,692
5.00%, 3/1/2022	100,000	113,287
Series A, 3.00%, 8/1/2026	60,000	63,804
Series A, 5.00%, 3/1/2022	140,000	158,602
Series B, 5.00%, 2/1/2021	370,000	407,277
Series B, 5.00%, 7/1/2024	400,000	479,208
Delaware, State Transportation Authority System Revenue 5.00%, 7/1/2022	700,000	797,916
New Castle County, DE, General Obligation:
4.00%, 4/1/2047	100,000	108,185
5.00%, 10/1/2021	1,030,000	1,154,764
5.00%, 10/1/2038	1,715,000	2,036,357

		7,715,058

DISTRICT OF COLUMBIA — 1.1%
District of Columbia, General Obligation:
Series A, 4.00%, 6/1/2035	100,000	108,467
Series A, 4.00%, 6/1/2037	705,000	761,217
Series A, 4.00%, 6/1/2041	325,000	351,003

See accompanying notes to financial statements.

26

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2020	$800,000	$862,096
Series A, 5.00%, 6/1/2022	225,000	255,602
Series A, 5.00%, 6/1/2023	1,325,000	1,539,690
Series A, 5.00%, 6/1/2024	185,000	215,079
Series A, 5.00%, 6/1/2025	155,000	179,941
Series A, 5.00%, 6/1/2033	300,000	363,102
Series A, 5.00%, 6/1/2035	1,250,000	1,504,775
Series A, 5.00%, 6/1/2037	145,000	169,810
Series A, 5.00%, 6/1/2038	1,400,000	1,637,468
Series A, 5.00%, 6/1/2041	640,000	753,242
Series C, 5.00%, 12/1/2032	350,000	396,074
Series C, 5.00%, 6/1/2033	640,000	744,102
Series C, 5.00%, 6/1/2038	680,000	784,468
Series D, 5.00%, 6/1/2021	285,000	315,638
Series D, 5.00%, 6/1/2023	100,000	116,203
Series D, 5.00%, 6/1/2036	805,000	962,015
Series D, 5.00%, 6/1/2041	1,200,000	1,423,536
Series E, 5.00%, 6/1/2021	190,000	210,425
Series E, 5.00%, 6/1/2025	135,000	162,868
Series E, 5.00%, 6/1/2032	125,000	150,931
District of Columbia, Income Tax Secured Revenue Series C, 5.00%, 12/1/2023	155,000	178,369
District of Columbia, Water & Sewer Authority Revenue:
Series A, 3.25%, 10/1/2037	180,000	181,946
Series A, 5.00%, 10/1/2032	2,060,000	2,444,849
Series A, 5.00%, 10/1/2034	105,000	123,929
Series A, 5.00%, 10/1/2039	240,000	281,126
Series A, 5.00%, 10/1/2045	520,000	606,216
Series B, 5.00%, 10/1/2034	290,000	342,090
Series C, 5.00%, 10/1/2022	125,000	142,986
Series C, 5.00%, 10/1/2031	300,000	351,144
Series C, 5.00%, 10/1/2039	425,000	490,552
Washington Metropolitan Area Transit Authority, Revenue:
Series A-1, 5.00%, 7/1/2020	225,000	242,773
Series A-1, 5.00%, 7/1/2026	125,000	152,524
Series A-2, 5.00%, 7/1/2033	1,100,000	1,324,950
Series A-2, 5.00%, 7/1/2034	1,000,000	1,200,770
Series B, 5.00%, 7/1/2033	3,950,000	4,757,775

See accompanying notes to financial statements.

27

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2035	$2,380,000	$2,851,193

		29,640,944

FLORIDA — 3.3%
Brevard County, FL, School District Series A, COPs, 5.00%, 7/1/2023	200,000	231,976
Florida, State Board of Education, Capital Outlay, General Obligation:
Series A, 5.00%, 6/1/2024	160,000	190,654
Series B, 5.00%, 6/1/2025	2,050,000	2,324,146
Florida, State Board of Education, General Obligation:
Series A, 3.00%, 6/1/2026	100,000	105,125
Series A, 5.00%, 6/1/2020	150,000	162,014
Series B, 3.00%, 6/1/2034	100,000	100,443
Series B, 5.00%, 6/1/2018	110,000	111,593
Series B, 5.00%, 6/1/2024	540,000	643,459
Series C, 2.63%, 6/1/2037	300,000	274,704
Series C, 4.00%, 6/1/2031	210,000	233,589
Series E, 5.00%, 6/1/2019	3,100,000	3,246,444
Series E, 5.00%, 6/1/2021	460,000	511,387
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2021	325,000	361,705
Series B, 5.00%, 7/1/2021	240,000	267,106
Florida, State Department of Environmental Protection Revenue:
Series A, 5.00%, 7/1/2023	100,000	116,442
Series A, 5.00%, 7/1/2026	170,000	205,331
Florida, State Department of Management Services:
Series A, COPs, 5.00%, 8/1/2021	285,000	316,669
Series A, COPs, 5.00%, 8/1/2023	195,000	226,621
Series A, COPs, 5.00%, 8/1/2025	170,000	203,973
Florida, State General Obligation:
Series A, 3.00%, 6/1/2026	265,000	279,607
Series A, 3.50%, 7/1/2043	160,000	163,771
Series A, 3.50%, 7/1/2044	700,000	715,925
Series A, 5.00%, 7/1/2020	200,000	216,460
Series A, 5.00%, 6/1/2022	105,000	119,760
Series A, 5.00%, 6/1/2023	120,000	140,117
Series A, 5.00%, 7/1/2023	310,000	362,914
Series B, 5.00%, 6/1/2019	100,000	104,724
Series B, 5.00%, 6/1/2022	307,000	350,155
Series B, 5.00%, 6/1/2023	100,000	116,764
Series B, 5.00%, 7/1/2025	265,000	301,332

See accompanying notes to financial statements.

28

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 6/1/2027	$100,000	$118,959
Series C, 3.00%, 6/1/2031	110,000	112,059
Series C, 4.00%, 6/1/2025	10,000	10,987
Series C, 5.00%, 6/1/2023	100,000	116,764
Series C, 5.00%, 6/1/2026	155,000	184,284
Series E, 2.38%, 6/1/2031	295,000	283,300
Series E, 5.00%, 6/1/2024	165,000	196,612
Series F, 5.00%, 6/1/2024	110,000	131,075
Florida, State Lottery Revenue:
Series A, 5.00%, 7/1/2019	105,000	110,379
Series A, 5.00%, 7/1/2020	100,000	108,230
Series A, 5.00%, 7/1/2023	300,000	350,349
Series A, 5.00%, 7/1/2026	815,000	1,008,000
Series B, 5.00%, 7/1/2019	735,000	772,654
Series B, 5.00%, 7/1/2023	475,000	554,719
Series B, 5.00%, 7/1/2025	165,000	200,701
Florida, State Turnpike Authority Revenue Series B, 5.00%, 7/1/2021	185,000	205,161
Florida’s Turnpike Enterprise Revenue:
Series A, 5.00%, 7/1/2022	255,000	289,961
Series A, 5.00%, 7/1/2023	220,000	249,957
Series A, 5.00%, 7/1/2024	210,000	244,766
Series C, 5.00%, 7/1/2024	205,000	238,938
Gainesville, FL, Utilities System Revenue:
Series A, 5.00%, 10/1/2026	250,000	307,632
Series A, 5.00%, 10/1/2027	2,525,000	3,149,508
Series A, 5.00%, 10/1/2031	130,000	158,577
Series A, 5.00%, 10/1/2032	260,000	315,895
Series A, 5.00%, 10/1/2034	250,000	301,822
Series A, 5.00%, 10/1/2035	500,000	602,215
Series A, 5.00%, 10/1/2036	500,000	601,260
Series A, 5.00%, 10/1/2037	500,000	599,830
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue Series B, 5.00%, 10/1/2042	4,790,000	5,642,812
Jacksonville, FL, Special Revenue:
Series A, 5.25%, 10/1/2047	280,000	340,270
Series B, 5.00%, 10/1/2024	315,000	374,995
Series C, 5.00%, 10/1/2019	125,000	132,235
Series C, 5.00%, 10/1/2021	235,000	262,467
Series C, 5.00%, 10/1/2026	100,000	113,511
Series C, 5.00%, 10/1/2031	660,000	747,259
Series C, 5.25%, 10/1/2030	200,000	233,446

See accompanying notes to financial statements.

29

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Jacksonville, FL, Transit Revenue:
3.00%, 10/1/2031	$265,000	$266,269
3.25%, 10/1/2032	315,000	319,741
5.00%, 10/1/2024	100,000	118,352
5.00%, 10/1/2027	395,000	469,631
5.00%, 10/1/2029	365,000	429,433
Jacksonville, FL, Transportation Authority Revenue 5.00%, 8/1/2036	245,000	286,486
JEA, FL, Electric System Revenue:
Series A, 3.75%, 10/1/2041	250,000	253,108
Series A, 4.00%, 10/1/2020	100,000	106,167
Series A, 5.00%, 10/1/2018	125,000	128,158
Series A, 5.00%, 10/1/2019	1,435,000	1,520,104
Series A, 5.00%, 10/1/2023	315,000	358,479
Series A, 5.00%, 10/1/2033	100,000	113,755
Series D, 5.00%, 10/1/2018	110,000	112,879
JEA, FL, State Johns River Power Park Revenue Series 7, 3.25%, 10/1/2027	125,000	127,210
JEA, FL, Water & Sewer System Revenue Series A, 5.00%, 10/1/2023	140,000	160,419
Lakeland, FL, Department of Electric Utilities Revenue:
2.88%, 10/1/2029	100,000	100,693
5.00%, 10/1/2021	220,000	245,630
Miami Beach, FL, Resort Tax Revenue 4.00%, 9/1/2045	295,000	311,322
Miami Beach, FL, Water & Sewer Revenue 5.00%, 9/1/2047	2,000,000	2,362,680
Miami-Dade County, FL, General Obligation:
5.00%, 7/1/2027	1,315,000	1,417,189
Series A, 5.00%, 7/1/2019	505,000	530,104
Series A, 5.00%, 7/1/2024	510,000	604,110
Series A, 5.00%, 7/1/2025	530,000	639,742
Series A, 5.00%, 7/1/2029	600,000	724,866
Series B, 4.00%, 7/1/2035	100,000	108,878
Series B, 5.00%, 4/1/2020	250,000	268,143
Series B, 5.00%, 7/1/2020	215,000	232,531
Series B, 5.00%, 7/1/2025	625,000	740,331
Series B, 5.00%, 7/1/2026	790,000	940,029
Series B, 5.00%, 7/1/2027	1,080,000	1,280,740
Series B, 5.00%, 7/1/2028	450,000	535,459
Series D, 5.00%, 7/1/2034	830,000	982,338
Miami-Dade County, FL, Revenue:
Series B, 5.00%, 4/1/2022	200,000	225,948

See accompanying notes to financial statements.

30

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 4/1/2024	$895,000	$1,054,158
Series B, 5.00%, 4/1/2028	355,000	426,596
Series B, 5.00%, 4/1/2029	285,000	341,059
Miami-Dade County, FL, School Board, General Obligation:
3.25%, 3/15/2033	270,000	277,576
5.00%, 3/15/2036	180,000	209,831
5.00%, 3/15/2046	4,800,000	5,545,920
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
3.00%, 7/1/2028	150,000	155,243
4.00%, 7/1/2036	125,000	134,551
4.00%, 7/1/2038	1,255,000	1,349,464
5.00%, 7/1/2024	290,000	341,965
5.00%, 7/1/2031	265,000	297,070
Orange County, FL, School Board, General Obligation COPs, 3.38%, 8/1/2034	260,000	267,519
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 10/1/2020	135,000	146,969
5.00%, 10/1/2021	515,000	575,394
5.00%, 10/1/2022	2,025,000	2,317,369
5.00%, 10/1/2029	250,000	315,295
Series A, 4.00%, 10/1/2033	4,250,000	4,642,997
Orlando County, FL, Contract Tourist Development Revenue Series A, 5.00%, 11/1/2044	1,355,000	1,606,962
Orlando County, FL, Contract Tourist Development Tax Payments Revenue:
Series A, 5.25%, 11/1/2029	310,000	372,248
Series A, 5.25%, 11/1/2030	250,000	300,200
Series A, 5.25%, 11/1/2031	685,000	822,548
Series A, 5.25%, 11/1/2033	200,000	240,160
Series A, 5.25%, 11/1/2034	385,000	462,308
Series B, 5.00%, 10/1/2041	125,000	145,460
Series B, 5.00%, 10/1/2046	215,000	249,465
Orlando County, FL, Utilities Commission Revenue Series A, 5.00%, 10/1/2022	415,000	472,888
Palm Beach County, FL, School Board:
Series A, COPs, 5.00%, 8/1/2026	150,000	183,191
Series A, COPs, 5.00%, 8/1/2027	130,000	160,898
Series B, COPs, 5.00%, 8/1/2021	160,000	177,368
Series B, COPs, 5.00%, 8/1/2022	965,000	1,096,008
Series B, COPs, 5.00%, 8/1/2023	115,000	133,583

See accompanying notes to financial statements.

31

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series B, COPs, 5.00%, 8/1/2024	$345,000	$408,025
Palm Beach, FL, Revenue:
5.00%, 5/1/2038	450,000	529,650
Series D, 5.00%, 12/1/2045	325,000	380,949
Reedy Creek, FL, Improvement District, General Obligation:
Series A, 4.00%, 6/1/2031	500,000	555,450
Series A, 5.00%, 6/1/2026	100,000	115,090
Series A, 5.00%, 6/1/2033	500,000	597,290
Series A, 5.00%, 6/1/2036	500,000	596,830
Series A, 5.00%, 6/1/2037	450,000	535,909
Series A, 5.00%, 6/1/2038	525,000	592,730
Series A, 5.25%, 6/1/2031	170,000	197,064
South Florida Water Management District:
COPs, 5.00%, 10/1/2020	250,000	271,323
COPs, 5.00%, 10/1/2022	2,160,000	2,456,050
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/2031	2,120,000	2,439,844
5.00%, 10/1/2032	150,000	179,163
Tohopekaliga, FL, Water Authority Utility System Revenue:
4.00%, 10/1/2033	500,000	549,085
5.00%, 10/1/2023	115,000	134,585
University of Miami, Revenue 4.00%, 9/1/2039	2,465,000	2,621,947

		87,080,670

GEORGIA — 2.2%
Athens-Clarke County GA Unified Gov’t Water & Sewerage Revenue 5.00%, 1/1/2025	100,000	120,650
Atlanta, GA, Department of Aviation Revenue Series A, 5.00%, 1/1/2027	130,000	152,409
Atlanta, GA, General Obligation:
5.00%, 12/1/2020	125,000	136,853
5.00%, 12/1/2022	1,550,000	1,786,840
5.00%, 12/1/2031	105,000	123,825
Atlanta, GA, Water & Wastewater System Revenue:
5.00%, 11/1/2025	210,000	253,533
Series A, 5.00%, 11/1/2034	820,000	996,029
Series B, 5.00%, 11/1/2023	115,000	134,714
Series B, 5.25%, 11/1/2029	405,000	473,413
DeKalb, GA, Water & Sewerage Revenue 5.00%, 10/1/2023	100,000	116,674

See accompanying notes to financial statements.

32

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Georgia, State General Obligation:
Series A, 4.00%, 2/1/2031	$100,000	$111,373
Series A, 5.00%, 1/1/2023	100,000	115,737
Series A, 5.00%, 1/1/2024	125,000	144,348
Series A, 5.00%, 1/1/2025	595,000	686,172
Series A, 5.00%, 2/1/2025	125,000	151,469
Series A, 5.00%, 2/1/2027	3,160,000	3,847,470
Series A-1, 5.00%, 2/1/2019	100,000	103,771
Series A-1, 5.00%, 2/1/2022	1,000,000	1,131,570
Series A-1, 5.00%, 2/1/2026	215,000	265,413
Series C, 4.00%, 10/1/2024	175,000	191,343
Series C, 5.00%, 7/1/2019	2,850,000	2,995,550
Series C, 5.00%, 7/1/2021	340,000	378,644
Series C, 5.00%, 10/1/2021	170,000	190,592
Series C, 5.00%, 7/1/2025	3,800,000	4,640,028
Series C1, 4.00%, 7/1/2025	1,060,000	1,220,399
Series C1, 5.00%, 1/1/2024	920,000	1,090,025
Series D, 5.00%, 2/1/2022	125,000	141,446
Series D, 5.00%, 2/1/2026	200,000	230,816
Series E, 5.00%, 12/1/2024	700,000	844,942
Series F, 5.00%, 1/1/2027	1,005,000	1,260,521
Series F, 5.00%, 7/1/2027	430,000	535,707
Series F, 5.00%, 1/1/2028	4,000,000	4,968,440
Series H, 5.00%, 12/1/2018	405,000	418,073
Georgia, State Private Colleges & Universities Authority Revenue:
Series A, 5.00%, 10/1/2046	3,750,000	4,452,975
Series B, 4.00%, 10/1/2038	305,000	332,709
Series B, 5.00%, 10/1/2038	2,450,000	2,917,730
Gwinnett County, GA, School District, General Obligation:
3.00%, 8/1/2019	500,000	511,330
4.00%, 2/1/2020	825,000	864,947
5.00%, 8/1/2020	1,000,000	1,085,250
5.00%, 8/1/2021	350,000	390,569
5.00%, 8/1/2022	2,115,000	2,422,119
5.00%, 2/1/2031	3,455,000	4,150,803
5.00%, 2/1/2035	3,365,000	4,006,335
Henry County, GA, School District, General Obligation 4.00%, 8/1/2029	200,000	224,836
Metropolitan Atlanta, GA, Rapid Transit Authority Revenue Series A, 5.00%, 7/1/2024	100,000	116,955
Sandy Springs, GA, Public Facilities Authority Revenue:
4.00%, 5/1/2047	775,000	832,893

See accompanying notes to financial statements.

33

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 5/1/2041	$4,425,000	$5,248,227

		57,516,467

HAWAII — 1.1%
Hawaii, State General Obligation:
Series DZ, 5.00%, 12/1/2024	100,000	111,671
Series DZ, 5.00%, 12/1/2026	200,000	223,331
Series EE, 5.00%, 11/1/2025	115,000	132,631
Series EE, 5.00%, 11/1/2029	10,000	11,428
Series EF, 5.00%, 11/1/2024	155,000	178,763
Series EH, 5.00%, 8/1/2019	2,000,000	2,104,860
Series EH, 5.00%, 8/1/2020	105,000	113,730
Series EH, 5.00%, 8/1/2030	265,000	305,397
Series EO, 5.00%, 8/1/2030	215,000	252,539
Series EO, 5.00%, 8/1/2032	100,000	116,792
Series EP, 5.00%, 8/1/2021	110,000	122,385
Series EP, 5.00%, 8/1/2025	315,000	375,108
Series EY, 5.00%, 10/1/2020	190,000	206,792
Series EY, 5.00%, 10/1/2022	175,000	200,438
Series EY, 5.00%, 10/1/2024	1,025,000	1,225,223
Series EY, 5.00%, 10/1/2026	270,000	327,623
Series EY, 5.00%, 10/1/2027	250,000	302,555
Series FB, 3.00%, 4/1/2036	250,000	248,947
Series FB, 4.00%, 4/1/2029	495,000	555,088
Series FE, 5.00%, 10/1/2019	190,000	200,931
Series FE, 5.00%, 10/1/2026	430,000	531,841
Series FG, 4.00%, 10/1/2032	300,000	332,406
Series FG, 4.00%, 10/1/2036	890,000	973,740
Series FG, 5.00%, 10/1/2022	100,000	114,536
Series FH, 5.00%, 10/1/2023	2,050,000	2,402,764
Series FH, 5.00%, 10/1/2029	790,000	962,955
Series FK, 5.00%, 5/1/2027	150,000	187,246
Hawaii, State Highway Revenue:
Series A, 5.00%, 1/1/2032	125,000	145,909
Series A, 5.00%, 1/1/2034	515,000	598,100
Series B, 5.00%, 1/1/2025	200,000	240,428
Series B, 5.00%, 1/1/2027	100,000	122,803
Series B, 5.00%, 1/1/2029	250,000	304,182
Honolulu, HI, City & County Wastewater System Revenue:
Series A, 5.00%, 7/1/2040	1,925,000	2,240,604
Series B, 4.00%, 7/1/2032	285,000	313,409
Series B, 4.00%, 7/1/2033	1,810,000	1,977,479
Series B, 4.00%, 7/1/2034	100,000	108,937

See accompanying notes to financial statements.

34

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2022	$100,000	$113,617
Series B, 5.00%, 7/1/2024	100,000	118,655
Honolulu, HI, City & County, General Obligation:
Series A, 5.00%, 10/1/2019	125,000	132,191
Series A, 5.00%, 10/1/2021	135,000	151,092
Series A, 5.00%, 11/1/2022	100,000	114,531
Series A, 5.00%, 10/1/2025	180,000	219,280
Series A, 5.00%, 10/1/2029	505,000	606,757
Series A, 5.00%, 10/1/2032	185,000	219,810
Series A, 5.00%, 10/1/2036	590,000	695,067
Series A, 5.00%, 10/1/2037	700,000	823,032
Series A, 5.00%, 10/1/2038	2,260,000	2,653,737
Series B, 5.00%, 10/1/2029	520,000	624,780
Series B, 5.00%, 10/1/2030	210,000	251,322
Series C, 5.00%, 10/1/2021	165,000	184,668
Series C, 5.00%, 10/1/2029	205,000	262,648
Series D, 5.00%, 9/1/2023	275,000	321,189
Series D, 5.00%, 9/1/2026	1,500,000	1,848,150
University of Hawaii, Revenue Series E, 5.00%, 10/1/2030	345,000	416,570

		28,630,667

IDAHO — 0.0% (c)
Ada & Boise Counties, Independent School District Boise, General Obligation:
5.00%, 8/1/2029	80,000	99,082
5.00%, 8/1/2032	750,000	916,410

		1,015,492

ILLINOIS — 2.0%
Chicago, IL, Park District, General Obligation:
Series A, 5.00%, 1/1/2039	365,000	398,354
Series B, 5.00%, 1/1/2024	1,145,000	1,308,231
Chicago, IL, Wastewater Transmission Revenue Series A, 4.00%, 1/1/2052 (b)	1,000,000	1,038,300
Chicago, IL, Waterworks Revenue 5.25%, 11/1/2034 (b)	180,000	214,920
Cook County, IL, Revenue 4.00%, 11/15/2039	300,000	321,210
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2025	775,000	876,781
4.00%, 7/1/2026	660,000	746,137
5.00%, 7/1/2020	245,000	264,414
5.00%, 1/1/2021	265,000	289,857

See accompanying notes to financial statements.

35

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 1/1/2022	$1,400,000	$1,570,198
5.00%, 7/1/2022	245,000	278,136
5.00%, 1/1/2024	265,000	311,007
5.00%, 7/1/2024	925,000	1,095,691
5.00%, 1/1/2025	500,000	598,175
5.00%, 1/1/2026	545,000	663,445
5.00%, 1/1/2027	1,315,000	1,621,257
5.00%, 7/1/2027	500,000	613,225
5.00%, 1/1/2028	125,000	152,964
5.00%, 7/1/2029	850,000	1,016,719
5.00%, 7/1/2036	1,000,000	1,186,970
Series A, 5.00%, 10/1/2022	150,000	171,071
Series A, 5.00%, 10/1/2026	190,000	225,659
Series A, 5.00%, 10/1/2029	125,000	147,338
Illinois, State Revenue Series C, 4.00%, 6/15/2021	130,000	138,446
Illinois, State Sales Tax Revenue:
5.00%, 6/15/2019	255,000	266,026
5.00%, 6/15/2020	1,035,000	1,110,151
5.00%, 6/15/2023	1,025,000	1,173,328
5.00%, 6/15/2024	630,000	715,963
5.00%, 6/15/2025	1,075,000	1,215,803
Series A, 3.00%, 6/15/2033	500,000	470,140
Series A, 3.00%, 6/15/2034	575,000	535,865
Series C, 4.00%, 6/15/2025	1,000,000	1,107,110
Series C, 4.00%, 6/15/2027	1,225,000	1,329,149
Series C, 5.00%, 6/15/2022	1,275,000	1,429,555
Series D, 5.00%, 6/15/2023	760,000	869,980
Series D, 5.00%, 6/15/2024	660,000	765,389
Series D, 5.00%, 6/15/2027	1,225,000	1,447,754
Illinois, State Toll Highway Authority Revenue:
Series A, 5.00%, 12/1/2019	160,000	169,822
Series A, 5.00%, 12/1/2020	325,000	354,653
Series A, 5.00%, 12/1/2021	200,000	223,580
Series A, 5.00%, 12/1/2031	150,000	175,716
Series A, 5.00%, 12/1/2032	495,000	577,922
Series A, 5.00%, 1/1/2033	845,000	950,363
Series A, 5.00%, 1/1/2035	1,840,000	2,096,418
Series A, 5.00%, 1/1/2038	1,735,000	1,947,867
Series B, 5.00%, 1/1/2032	585,000	673,329
Series B, 5.00%, 1/1/2037	2,600,000	2,981,129
Series B, 5.00%, 1/1/2038	1,475,000	1,696,915
Series B, 5.00%, 1/1/2039	655,000	749,556

See accompanying notes to financial statements.

36

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 1/1/2040	$4,545,000	$5,235,704
Series C, 5.00%, 1/1/2028	290,000	339,912
Series C, 5.00%, 1/1/2036	135,000	154,763
Series D, 5.00%, 1/1/2021	100,000	109,227
Series D, 5.00%, 1/1/2024	305,000	356,633
Kane, Cook & DuPage Counties School District No. U-46 Elgin, General Obligation Series D, 5.00%, 1/1/2032	120,000	137,756
Kane, McHenry Cook & De Kalb Counties Unit School District No. 300, General Obligation:
5.00%, 1/1/2024	340,000	393,397
5.00%, 1/1/2027	320,000	376,432
Kendall Kane & Will Counties, IL, Community Unit School District No. 308, General Obligation 4.00%, 2/1/2032	125,000	130,886
Metropolitan Water Reclamation District of Greater Chicago, General Obligation:
Series A, 5.00%, 12/1/2024	415,000	490,576
Series A, 5.00%, 12/1/2025	150,000	179,739
Series A, 5.00%, 12/1/2027	780,000	941,117
Series A, 5.00%, 12/1/2028	445,000	534,547
Series A, 5.00%, 12/1/2029	790,000	942,004
Series B, 5.00%, 12/1/2039	50,000	56,599
Series D, 5.00%, 12/1/2020	255,000	278,039
Sales Tax Securitization Corp. Series A, 5.00%, 1/1/2029	150,000	184,323
Schaumburg, IL, General Obligation Series A, 4.00%, 12/1/2032	850,000	896,495
University of Illinois Revenue Series A, 4.00%, 4/1/2035	250,000	260,512

		52,280,649

INDIANA — 0.4%
Indiana, Finance Authority Revenue:
Series B, 5.00%, 2/1/2021	115,000	126,586
Series B, 5.00%, 2/1/2022	100,000	113,031
Series C, 5.00%, 12/1/2023	125,000	147,180
Series C, 5.00%, 12/1/2024	235,000	281,969
Series C, 5.00%, 12/1/2025	300,000	366,528
Series C, 5.00%, 6/1/2028	150,000	184,087
Series C, 5.00%, 2/1/2029	400,000	504,860
Series C, 5.00%, 6/1/2029	1,600,000	2,033,216
Series C, 5.00%, 2/1/2030	2,300,000	2,886,316
Indiana, University Revenue:

See accompanying notes to financial statements.

37

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 6/1/2019	$100,000	$103,391
Series A, 4.00%, 6/1/2042	1,525,000	1,631,918
Series A, 5.00%, 6/1/2041	2,360,000	2,797,143
Series W-2, 5.00%, 8/1/2026	110,000	131,291

		11,307,516

IOWA — 0.3%
Iowa, Finance Authority Revenue:
5.00%, 8/1/2023	90,000	105,166
5.00%, 8/1/2024	1,000,000	1,193,550
5.00%, 8/1/2034	100,000	118,371
5.00%, 8/1/2037	2,500,000	3,027,000
Iowa, Higher Education Loan Authority Revenue:
5.00%, 12/1/2041	400,000	479,784
5.00%, 12/1/2046	2,365,000	2,824,212
Iowa, State Revenue:
5.00%, 6/15/2023	100,000	116,145
Series A, 5.00%, 6/1/2021	1,015,000	1,123,047

		8,987,275

KANSAS — 0.5%
Butler County, KS, Unified School District No. 385 Andover, General Obligation 5.00%, 9/1/2034	350,000	419,359
Johnson County, KS, Unified School District No. 233 Olathe, General Obligation:
Series A, 5.00%, 9/1/2020	150,000	162,986
Series B, 5.00%, 9/1/2023	190,000	220,913
Johnson County, KS, Unified School District No. 512 Shawnee Mission, General Obligation Series A, 4.00%, 10/1/2035	200,000	218,200
Kansas, Development Finance Authority Revenue:
Series D-2, 4.00%, 4/1/2038	275,000	284,982
Series G, 5.00%, 4/1/2025	380,000	435,868
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2025	435,000	529,325
5.00%, 9/1/2030	330,000	396,610
5.00%, 9/1/2034	1,400,000	1,661,912
5.00%, 9/1/2035	480,000	567,216
Series A, 3.00%, 9/1/2024	150,000	160,859
Series A, 5.00%, 9/1/2021	265,000	296,008
Series A, 5.00%, 9/1/2027	825,000	1,034,839
Series A, 5.00%, 9/1/2028	250,000	311,850

See accompanying notes to financial statements.

38

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 9/1/2030	$250,000	$308,902
Series A, 5.00%, 9/1/2035	1,280,000	1,554,330
Series A, 5.00%, 9/1/2037	275,000	332,623
Series B, 5.00%, 9/1/2019	330,000	348,424
Kansas, State Department of Transportation, Sales Tax Revenue:
Series A, 5.00%, 9/1/2025	420,000	502,837
Series B, 5.00%, 9/1/2022	300,000	343,596
Leavenworth County, KS, Unified School District No. 469, General Obligation 4.00%, 9/1/2035	150,000	161,138
Shawnee County, KS, Unified School District No. 501 Topeka, General Obligation Series A, 4.00%, 8/1/2044	1,305,000	1,386,823
Wyandotte, County Unified School District No 500 Kansas City, General Obligation:
Series A, 4.00%, 9/1/2034	500,000	544,240
Series A, 4.13%, 9/1/2037	1,160,000	1,269,040

		13,452,880

KENTUCKY — 0.3%
Kentucky, State Turnpike Authority Revenue Series B, 5.00%, 7/1/2022	1,355,000	1,537,004
Kentucky, State Turnpike Authority, Economic Development Road Revenue:
Series A, 5.00%, 7/1/2020	220,000	237,378
Series A, 5.00%, 7/1/2021	150,000	166,241
Series A, 5.00%, 7/1/2023	355,000	411,757
Series A, 5.00%, 7/1/2024	100,000	118,052
Series A, 5.00%, 7/1/2025	145,000	174,019
Series A, 5.00%, 7/1/2026	325,000	395,999
Series A, 5.00%, 7/1/2029	145,000	173,200
Series B, 5.00%, 7/1/2023	115,000	133,386
Series B, 5.00%, 7/1/2024	115,000	135,760
Series B, 5.00%, 7/1/2026	820,000	999,137
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue Series B, 4.00%, 5/15/2037	650,000	682,636
University of Kentucky, General Receipts Revenue:
Series A, 4.00%, 4/1/2044	940,000	995,883

See accompanying notes to financial statements.

39

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 10/1/2021	$1,285,000	$1,438,673

		7,599,125

LOUISIANA — 0.7%
East Baton Rouge, LA, Sewer Commission Revenue Series B, 5.00%, 2/1/2039	1,255,000	1,450,303
Greater New Orleans, Expressway Commission Revenue 5.00%, 11/1/2047 (b)	805,000	939,773
Louisiana State, Local Government Environmental Facilities & Community Development Authority Revenue 5.00%, 10/1/2035	125,000	142,531
Louisiana, State Gas & Fuels Tax Revenue:
Series A, 4.50%, 5/1/2039	185,000	203,637
Series B, 5.00%, 5/1/2023	245,000	285,739
Series B, 5.00%, 5/1/2025	355,000	426,364
Series B, 5.00%, 5/1/2027	140,000	164,298
Series B, 5.00%, 5/1/2028	100,000	116,710
Series B, 5.00%, 5/1/2033	115,000	133,038
Series B, 5.00%, 5/1/2036	135,000	155,659
Series C, 5.00%, 5/1/2028	250,000	309,560
Series C, 5.00%, 5/1/2030	105,000	128,359
Series C, 5.00%, 5/1/2034	1,595,000	1,915,850
Series C, 5.00%, 5/1/2037	725,000	865,998
Louisiana, State General Obligation:
Series A, 4.00%, 2/1/2029	750,000	816,150
Series A, 5.00%, 2/1/2027	250,000	290,850
Series B, 4.00%, 10/1/2035	230,000	247,687
Series B, 4.00%, 10/1/2036	250,000	269,225
Series B, 5.00%, 8/1/2027	275,000	332,736
Series B, 5.00%, 8/1/2029	1,380,000	1,653,088
Series C, 5.00%, 7/15/2023	185,000	214,987
Series C, 5.00%, 8/1/2024	1,165,000	1,378,603
Series C, 5.00%, 8/1/2025	850,000	1,003,553
Series C, 5.00%, 7/15/2026	140,000	160,552
Series D, 5.00%, 12/1/2024	2,000,000	2,381,180
Series D, 5.00%, 12/1/2028	850,000	1,000,612
Louisiana, State Highway Improvement Revenue:
Series A, 5.00%, 6/15/2019	900,000	942,219
Series A, 5.00%, 6/15/2022	180,000	203,537
Series A, 5.00%, 6/15/2025	480,000	568,320

See accompanying notes to financial statements.

40

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Louisiana, State Highway Improvement, General Obligation Series A, 4.00%, 9/1/2021	$570,000	$613,599

		19,314,717

MAINE — 0.1%
Maine, State Turnpike Authority Revenue:
5.00%, 7/1/2026	1,190,000	1,428,155
Series C, 5.00%, 11/1/2020	130,000	141,905
Series C, 5.00%, 11/1/2037	155,000	186,031

		1,756,091

MARYLAND — 3.4%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2018	90,000	90,772
Baltimore County, MD, General Obligation 5.00%, 8/1/2023	260,000	297,630
Baltimore, MD, General Obligation Series B, 5.00%, 10/15/2019	280,000	296,461
Baltimore, MD, Revenue:
Series A, 5.00%, 7/1/2046	230,000	269,390
Series D, 5.00%, 7/1/2042	355,000	400,539
Baltimore, MD, State General Obligation:
Series B, 5.00%, 10/15/2020	1,000,000	1,089,310
Series B, 5.00%, 10/15/2023	1,000,000	1,170,190
Series B, 5.00%, 10/15/2024	250,000	298,398
Series B, 5.00%, 10/15/2025	2,275,000	2,764,603
Series B, 5.00%, 10/15/2026	500,000	617,090
Series B, 5.00%, 10/15/2027	100,000	125,122
Howard County, MD, General Obligation:
Series A, 5.00%, 2/15/2021	105,000	115,743
Series A, 5.00%, 2/15/2024	280,000	332,564
Series B, 5.00%, 2/15/2028	100,000	124,792
Maryland, Stadium Authority Revenue:
5.00%, 5/1/2025	180,000	216,497
5.00%, 5/1/2041	910,000	1,061,433
Maryland, State Department of Transportation 5.00%, 2/1/2021	500,000	550,535
Maryland, State Department of Transportation Revenue:
2.80%, 2/1/2026	3,140,000	3,245,316
3.13%, 5/1/2031	500,000	510,685
4.00%, 9/1/2025	425,000	487,365
4.00%, 12/15/2025	270,000	300,950
4.00%, 5/1/2028	4,250,000	4,820,392

See accompanying notes to financial statements.

41

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 11/1/2029	$1,020,000	$1,138,524
5.00%, 6/1/2018	120,000	121,747
5.00%, 9/1/2020	500,000	543,970
5.00%, 2/15/2023	3,240,000	3,761,770
5.00%, 12/15/2023	100,000	118,350
5.00%, 6/1/2024	150,000	170,675
5.00%, 11/1/2026	105,000	125,155
5.00%, 2/15/2027	970,000	1,064,885
5.00%, 2/15/2028	820,000	900,212
Maryland, State Department of Transportation, Consolidated Transportation Revenue 3.00%, 12/15/2030	2,365,000	2,390,731
Maryland, State General Obligation:
4.00%, 6/1/2025	100,000	113,199
4.00%, 6/1/2027	2,185,000	2,453,689
4.00%, 6/1/2028	1,195,000	1,336,596
4.00%, 6/1/2030	100,000	111,023
5.00%, 6/1/2019	250,000	262,060
5.00%, 6/1/2026	1,985,000	2,381,266
Series A, 3.00%, 3/1/2026	510,000	532,333
Series A, 4.00%, 3/1/2027	2,900,000	3,196,496
Series A, 4.00%, 3/15/2030	1,250,000	1,410,887
Series A, 5.00%, 3/1/2022	180,000	197,852
Series A, 5.00%, 8/1/2023	1,225,000	1,429,102
Series A, 5.00%, 3/1/2024	1,695,000	1,891,439
Series A, 5.00%, 8/1/2024	495,000	572,720
Series A, 5.00%, 3/1/2025	200,000	230,232
Series A, 5.00%, 3/15/2025	295,000	357,808
Series A, 5.00%, 8/1/2025	820,000	1,001,835
Series A, 5.00%, 3/1/2026	205,000	235,988
Series A, 5.00%, 8/1/2027	4,335,000	5,436,516
Series B, 3.00%, 8/1/2028	1,410,000	1,440,907
Series B, 4.00%, 8/1/2025	180,000	207,243
Series B, 4.50%, 8/1/2019	1,180,000	1,234,032
Series B, 4.50%, 8/1/2021	2,035,000	2,234,918
Series B, 5.00%, 8/1/2020	100,000	108,525
Series B, 5.00%, 8/1/2021	215,000	239,841
Series B, 5.00%, 8/1/2026	2,010,000	2,283,822
Series C, 5.00%, 8/1/2020	335,000	363,559
Series C, 5.00%, 8/1/2021	2,255,000	2,515,543
Series C, 5.00%, 8/1/2022	120,000	137,311
Series C, 5.00%, 8/1/2023	165,000	193,377

See accompanying notes to financial statements.

42

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Maryland, State Health & Higher Educational Facilities Authority Revenue:
Series B, 4.25%, 7/1/2041	$3,200,000	$3,444,928
Series B, 5.00%, 7/1/2022	100,000	113,803
Maryland, State Transportation Authority 3.25%, 7/1/2036	150,000	151,962
Montgomery, MD, State General Obligation:
Series A, 5.00%, 11/1/2022	3,100,000	3,572,161
Series A, 5.00%, 11/1/2025	3,910,000	4,800,071
Series A, 5.00%, 11/1/2028	125,000	149,170
Series A, 5.00%, 11/1/2029	175,000	207,977
Series B, 4.00%, 12/1/2025	855,000	962,063
Series B, 5.00%, 12/1/2020	170,000	186,272
Series B, 5.00%, 12/1/2024	105,000	124,018
Series B, 5.00%, 11/1/2025	1,090,000	1,312,349
Series B, 5.00%, 11/1/2027	305,000	365,485
Prince George’s County, MD, General Obligation:
Series A, 4.00%, 9/1/2025	100,000	113,548
Series A, 4.00%, 9/1/2026	1,500,000	1,697,190
Series A, 5.00%, 3/1/2019	2,060,000	2,143,615
Series A, 5.00%, 7/1/2023	500,000	585,630
Series A, 5.00%, 7/1/2024	1,015,000	1,214,610
Series A, 5.00%, 9/15/2026	140,000	174,520
University System of Maryland Revenue Series A, 3.00%, 4/1/2035	500,000	497,315
Washington, MD, Suburban Sanitary Commission, General Obligation:
2.65%, 6/1/2026	500,000	515,195
3.00%, 6/1/2029	1,310,000	1,353,282
3.00%, 6/15/2034	285,000	285,932
4.00%, 6/1/2020	1,900,000	2,006,020
5.00%, 6/1/2020	175,000	189,016

		89,798,047

MASSACHUSETTS — 4.6%
Boston, MA, General Obligation Series B, 5.00%, 4/1/2019	3,170,000	3,307,007
Boston, MA, Water & Sewer Commission Revenue Series A, 3.63%, 11/1/2044	660,000	684,862
Commonwealth of Massachusetts Transportation Fund Revenue:
Series A, 5.00%, 6/1/2022	1,610,000	1,833,371
Series A, 5.00%, 6/1/2023	335,000	390,597
Series A, 5.00%, 6/1/2024	100,000	119,159

See accompanying notes to financial statements.

43

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Massachusetts, Bay Transportation Authority, Revenue:
Series A, 2.00%, 7/1/2028	$140,000	$133,508
Series A, 4.00%, 7/1/2035	380,000	409,568
Series A, 5.00%, 7/1/2045	275,000	320,086
Series A1, 5.00%, 7/1/2044	5,000,000	5,971,350
Series A2, 5.00%, 7/1/2042	2,295,000	2,745,095
Series B, 5.00%, 7/1/2025	3,500,000	4,243,680
Series B, 5.00%, 7/1/2030	145,000	172,689
Massachusetts, Federal Highway Grant Anticipation Note Revenue:
Series A, 5.00%, 6/15/2019	100,000	104,927
Series A, 5.00%, 6/15/2023	425,000	482,320
Series A, 5.00%, 6/15/2024	120,000	142,400
Massachusetts, State Clean Water Trust Revenue:
5.00%, 2/1/2024	175,000	207,655
5.00%, 8/1/2024	20,000	21,663
5.00%, 8/1/2025	1,030,000	1,260,040
5.00%, 2/1/2026	150,000	172,877
5.00%, 2/1/2031	250,000	301,543
Massachusetts, State College Building Authority Revenue:
Series A, 4.00%, 5/1/2027	1,000,000	1,131,300
Series A, 4.00%, 5/1/2028	1,525,000	1,717,501
Series A, 4.00%, 5/1/2029	1,975,000	2,208,662
Series A, 5.00%, 5/1/2033	3,155,000	3,583,133
Series B, 5.00%, 5/1/2039	380,000	441,788
Series C, 3.00%, 5/1/2032	710,000	711,413
Massachusetts, State Development Finance Agency Revenue:
Series A, 5.00%, 7/15/2028	100,000	123,074
Series A, 5.00%, 7/15/2030	140,000	171,444
Series A, 5.00%, 7/15/2033	210,000	254,247
Series P, 5.00%, 7/1/2043	3,500,000	3,963,890
Massachusetts, State General Obligation:
3.50%, 5/1/2036	1,450,000	1,486,134
4.00%, 5/1/2045	100,000	105,543
Series A, 4.00%, 12/1/2032	2,465,000	2,606,639
Series A, 4.00%, 3/1/2041	800,000	851,160
Series A, 4.00%, 4/1/2042	340,000	349,574
Series A, 4.25%, 12/1/2039	4,045,000	4,338,343
Series A, 4.50%, 12/1/2043	3,995,000	4,340,607
Series A, 5.00%, 7/1/2026	600,000	738,924
Series A, 5.00%, 7/1/2029	4,250,000	5,185,807
Series A, 5.00%, 12/1/2031	415,000	465,597

See accompanying notes to financial statements.

44

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 3/1/2032	$1,215,000	$1,406,946
Series A, 5.00%, 4/1/2034	100,000	120,609
Series A, 5.00%, 7/1/2035	2,000,000	2,381,920
Series A, 5.00%, 3/1/2036	1,130,000	1,298,698
Series A, 5.00%, 4/1/2036	190,000	228,114
Series A, 5.00%, 4/1/2037	150,000	179,681
Series A, 5.00%, 3/1/2041	1,000,000	1,146,200
Series A, 5.00%, 4/1/2042	250,000	297,430
Series A, 5.00%, 3/1/2046	250,000	285,783
Series B, 4.00%, 7/1/2026	100,000	115,384
Series B, 5.00%, 7/1/2025	1,075,000	1,303,416
Series B, 5.00%, 7/1/2029	300,000	366,057
Series B, 5.00%, 4/1/2037	110,000	131,766
Series C, 4.00%, 7/1/2031	525,000	560,584
Series C, 4.00%, 6/1/2043	565,000	582,278
Series C, 5.00%, 8/1/2020	400,000	433,464
Series C, 5.00%, 10/1/2021	2,500,000	2,797,025
Series C, 5.00%, 8/1/2022	665,000	759,669
Series C, 5.00%, 7/1/2024	270,000	307,519
Series C, 5.00%, 7/1/2027	200,000	227,792
Series C, 5.00%, 10/1/2027	325,000	407,329
Series D, 3.13%, 9/1/2034	180,000	182,018
Series D, 4.00%, 8/1/2033	230,000	241,574
Series D, 5.00%, 8/1/2033	390,000	434,483
Series D-1, VRN, 1.05%, 8/1/2043 (a)	510,000	500,800
Series E, 3.00%, 4/1/2044	180,000	168,154
Series E, 3.25%, 9/1/2040	1,325,000	1,335,719
Series E, 4.00%, 8/1/2032	200,000	210,624
Series E, 4.00%, 9/1/2037	175,000	186,522
Series E, 4.00%, 9/1/2039	4,300,000	4,574,039
Series E, 4.00%, 9/1/2041	4,000,000	4,249,320
Series E, 4.00%, 4/1/2042	1,960,000	2,074,915
Series E, 4.00%, 4/1/2046	4,620,000	4,897,015
Series E, 4.50%, 8/1/2043	275,000	296,742
Series E, 5.00%, 8/1/2023	145,000	161,272
Series E, 5.00%, 9/1/2023	185,000	211,707
Series E, 5.00%, 9/1/2025	110,000	125,456
Series E, 5.00%, 9/1/2027	340,000	387,773
Series E, 5.00%, 11/1/2027	105,000	131,803
Series E, 5.00%, 9/1/2029	320,000	364,195
Series E, 5.00%, 9/1/2030	385,000	438,542
Series E, 5.00%, 8/1/2036	1,100,000	1,218,998
Series F, 3.00%, 11/1/2028	100,000	101,938

See accompanying notes to financial statements.

45

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series F, 5.00%, 11/1/2025	$100,000	$114,781
Series F, 5.00%, 11/1/2026	525,000	602,600
Series H, 5.00%, 12/1/2022	120,000	138,214
Series I, 5.00%, 12/1/2034	395,000	475,537
Series J, 4.00%, 12/1/2045	100,000	106,557
Series J, 5.00%, 12/1/2036	100,000	120,212
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series B, 5.00%, 8/15/2019	100,000	105,387
Series B, 5.00%, 8/15/2028	235,000	266,826
Series B, 5.00%, 11/15/2029	125,000	152,376
Series C, 5.00%, 8/15/2025	100,000	121,331
Series C, 5.00%, 8/15/2037	900,000	1,063,350
Massachusetts, State Water Pollution Abatement Trust Revenue 5.00%, 8/1/2019	3,220,000	3,394,009
Massachusetts, State Water Resources Authority Revenue:
Series B, 4.00%, 8/1/2040	425,000	460,271
Series B, 5.00%, 8/1/2040	3,340,000	3,972,496
Series C, 5.00%, 8/1/2031	2,050,000	2,519,368
Series D, 5.00%, 8/1/2033	4,030,000	4,841,320
Series F, 5.00%, 8/1/2026	5,000,000	5,954,100
Massachusetts, Transportation Fund Revenue:
Series A, 3.00%, 6/1/2030	145,000	150,174
Series A, 5.00%, 6/1/2027	150,000	179,240
Series A, 5.00%, 6/1/2032	275,000	323,680
University of Massachusetts Building Authority Revenue:
5.00%, 11/1/2037	140,000	168,700
Series 1, 5.00%, 11/1/2032	170,000	202,436
University of Massachusetts, Building Authority, Project Revenue Series 1, 5.00%, 11/1/2039	1,430,000	1,599,183

		122,662,598

MICHIGAN — 0.8%
Michigan, State Building Authority Revenue:
Series A, 5.00%, 8/15/2038	680,000	771,603
Series A, 5.00%, 8/15/2040	2,000,000	2,341,740
Series I, 5.00%, 4/15/2019	1,250,000	1,303,738
Series I, 5.00%, 10/15/2021	100,000	111,689
Series I, 5.00%, 10/15/2030	150,000	180,057
Series I, 5.00%, 10/15/2033	100,000	118,820
Series I, 5.00%, 4/15/2041	1,730,000	2,011,298
Series I, 5.00%, 10/15/2045	500,000	580,605

See accompanying notes to financial statements.

46

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series I, 5.00%, 10/15/2046	$1,710,000	$1,968,005
Series I, 5.00%, 10/15/2051	1,275,000	1,463,126
Michigan, State Finance Authority Revenue:
5.00%, 10/1/2018	110,000	112,904
5.00%, 10/1/2023	55,000	63,211
5.00%, 10/1/2024	135,000	155,022
Series A, 5.00%, 5/1/2019	800,000	835,464
Series B, 5.00%, 10/1/2028	250,000	306,738
Series I, 5.00%, 4/15/2022	180,000	203,162
Michigan, State General Obligation:
Series A, 5.00%, 12/1/2018	100,000	103,200
Series A, 5.00%, 12/1/2020	100,000	109,452
Series A, 5.00%, 12/1/2021	110,000	123,677
Series A, 5.00%, 5/1/2022	2,275,000	2,584,878
Series B, 5.00%, 11/1/2022	150,000	172,547
Portage, MI, Public School, General Obligation 5.00%, 11/1/2028	145,000	174,026
University of Michigan, Revenue:
4.00%, 4/1/2035	300,000	328,179
5.00%, 4/1/2040	2,425,000	2,870,084
Series A, 5.00%, 4/1/2023	1,510,000	1,754,846
Series A, 5.00%, 4/1/2025	150,000	181,893
Series A, 5.00%, 4/1/2034	440,000	533,918
Series A, 5.00%, 4/1/2042	500,000	601,215

		22,065,097

MINNESOTA — 1.2%
Duluth, Independent School District No. 709:
Series A, COPs, 4.00%, 2/1/2027	115,000	127,013
Series A, COPs, 4.00%, 2/1/2028	100,000	109,757
Farmington, MN, Independent School District, General Obligation Series A, 3.00%, 2/1/2024	750,000	787,515
Forest Lake, Independent School District No. 831, General Obligation Series A, 3.25%, 2/1/2046	520,000	524,415
Hennepin, MN, Sales Tax Revenue:
5.00%, 12/15/2027	915,000	1,079,499
5.00%, 12/15/2028	300,000	353,565
5.00%, 12/15/2029	200,000	235,710
Minnesota, State General Fund Revenue:
Series A, 5.00%, 6/1/2029	1,000,000	1,162,030
Series B, 5.00%, 3/1/2019	260,000	270,431
Series B, 5.00%, 3/1/2020	205,000	219,653

See accompanying notes to financial statements.

47

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Minnesota, State General Obligation:
Series A, 5.00%, 8/1/2019	$100,000	$105,275
Series A, 5.00%, 8/1/2020	610,000	661,520
Series A, 5.00%, 10/1/2021	315,000	352,790
Series A, 5.00%, 8/1/2028	150,000	181,728
Series B, 4.00%, 8/1/2025	510,000	577,611
Series B, 5.00%, 8/1/2022	1,145,000	1,309,628
Series B, 5.00%, 8/1/2023	185,000	216,709
Series B, 5.00%, 8/1/2024	500,000	585,410
Series B, 5.00%, 8/1/2025	140,000	170,824
Series D, 5.00%, 8/1/2022	3,015,000	3,448,497
Series D, 5.00%, 8/1/2023	2,560,000	2,998,784
Series D, 5.00%, 8/1/2025	530,000	646,690
Series E, 3.00%, 8/1/2023	685,000	729,936
Series F, 5.00%, 10/1/2021	1,165,000	1,304,765
Series F, 5.00%, 10/1/2022	125,000	143,600
Minnesota, State Higher Education Facilities Authority Revenue 4.00%, 3/1/2047	1,425,000	1,521,857
Minnesota, State Public Facilities Authority Revenue:
Series B, 3.00%, 3/1/2023	100,000	105,837
Series B, 4.00%, 3/1/2026	105,000	120,995
Minnesota, State Revenue Series A, 5.00%, 6/1/2032	1,470,000	1,696,718
Minnesota, State Revenue, General Obligation Series A, 5.00%, 6/1/2020	565,000	609,833
Rochester, MN, Electric Utility Revenue Series A, 5.00%, 12/1/2042	785,000	929,864
Rosemount-Apple Valley-Eagan, Independent School District No. 196, General Obligation Series A, 5.00%, 2/1/2025	175,000	210,637
University of Minnesota, Revenue:
Series A, 5.00%, 9/1/2040	485,000	587,553
Series A, 5.00%, 9/1/2041	200,000	242,100
Series B, 4.00%, 1/1/2044	2,635,000	2,826,433
Series B, 5.00%, 12/1/2027	2,955,000	3,724,157
Western Minnesota, Municipal Power Agency Revenue Series A, 5.00%, 1/1/2036	2,000,000	2,306,820

		33,186,159

MISSISSIPPI — 0.3%
Mississippi, State Development Bank Revenue:
5.00%, 1/1/2021	390,000	425,030
5.00%, 1/1/2024	390,000	438,376

See accompanying notes to financial statements.

48

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 1/1/2025	$100,000	$112,404
Series C, 5.00%, 1/1/2021	200,000	217,964
Series C, 5.00%, 1/1/2023	100,000	113,835
Mississippi, State General Obligation:
Series A, 5.00%, 10/1/2027	265,000	320,287
Series A, 5.00%, 10/1/2034	135,000	163,502
Series B, 5.00%, 12/1/2026	110,000	136,102
Series B, 5.00%, 12/1/2028	250,000	305,680
Series B, 5.00%, 12/1/2033	120,000	138,599
Series C, 5.00%, 10/1/2019	2,795,000	2,961,750
Series C, 5.00%, 10/1/2026	1,550,000	1,882,025
Series C, 5.00%, 10/1/2027	170,000	205,467
Series F, 5.00%, 11/1/2029	150,000	180,045
Mississippi, State, University Educational Building Corp. Revenue Series A, 4.00%, 8/1/2041	100,000	106,050

		7,707,116

MISSOURI — 0.4%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Authority Revenue Series A, 5.00%, 10/1/2019	260,000	275,049
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Series A, 5.00%, 10/1/2028	1,045,000	1,071,083
Kansas City, MO, Sanitary Sewer System Revenue:
Series A, 4.00%, 1/1/2025	125,000	142,116
Series A, 4.00%, 1/1/2040	320,000	342,138
Series A, 5.00%, 1/1/2029	100,000	118,988
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series A, 5.00%, 5/1/2028	650,000	808,905
Series B, 5.00%, 5/1/2033	100,000	118,479
Series B, 5.00%, 5/1/2034	220,000	260,165
Series B, 5.00%, 5/1/2036	125,000	147,544
Series B, 5.00%, 5/1/2038	710,000	807,497
Series B, 5.00%, 5/1/2043	450,000	510,584
Series B, 5.00%, 5/1/2045	270,000	316,310
Series C, 4.00%, 5/1/2041	1,790,000	1,959,656
Series C, 5.00%, 5/1/2046	1,050,000	1,241,016
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien:
Series A, 5.00%, 5/1/2024	1,075,000	1,280,551

See accompanying notes to financial statements.

49

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 5/1/2025	$225,000	$267,725
North Kansas City, MO, School District No. 74, General Obligation 4.00%, 3/1/2029	525,000	589,806
Springfield, MO, School District No. R-12, General Obligation Series B, 5.00%, 3/1/2022	305,000	345,394
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2023	150,000	175,277

		10,778,283

NEBRASKA — 0.3%
Lancaster County, NE, School District No. 001, General Obligation 4.00%, 1/15/2039	135,000	145,099
Lincoln City, NE, Electric System Revenue Series A, 5.00%, 9/1/2033	100,000	118,477
Omaha, NE, Sanitation Sewer Revenue:
3.25%, 11/15/2037	115,000	117,022
5.00%, 11/15/2034	2,800,000	3,265,976
Omaha, NE, State Public Power District Electric Revenue:
Series A, 5.00%, 2/1/2024	125,000	147,220
Series A, 5.00%, 2/1/2028	245,000	296,722
Series AA, 4.00%, 2/1/2034	110,000	117,900
Series B, 5.00%, 2/1/2021	1,070,000	1,175,096
Series BB, 4.00%, 2/1/2042	160,000	163,587
Series CC, 4.00%, 2/1/2038	205,000	217,831
Omaha, NE, State School District, General Obligation:
3.13%, 12/15/2033	170,000	172,176
3.25%, 12/15/2034	305,000	314,391
University of Nebraska Facilities Corp., Revenue Series A, 4.00%, 7/15/2024	2,500,000	2,814,575

		9,066,072

NEVADA — 0.9%
Clark County, NV, General Obligation:
3.00%, 11/1/2029	105,000	107,642
5.00%, 6/1/2022	250,000	284,003
5.00%, 6/1/2026	100,000	122,337
5.00%, 6/1/2030	5,000,000	6,108,050
5.00%, 11/1/2032	1,000,000	1,175,190
Series A, 5.00%, 11/1/2022	290,000	332,720
Series A, 5.00%, 11/1/2023	150,000	176,078
Series A, 5.00%, 11/1/2026	420,000	513,681

See accompanying notes to financial statements.

50

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series B, 4.00%, 11/1/2031	$500,000	$557,810
Series B, 4.00%, 11/1/2032	250,000	277,860
Series B, 5.00%, 11/1/2023	100,000	117,385
Series B, 5.00%, 11/1/2024	135,000	161,486
Series B, 5.00%, 11/1/2026	180,000	221,531
Clark County, NV, Revenue 5.00%, 7/1/2021	640,000	709,747
Clark County, School District, General Obligation Series A, 5.00%, 6/15/2024	100,000	117,275
Clark County, Water Reclamation District, General Obligation:
5.00%, 7/1/2023	110,000	128,336
5.00%, 7/1/2025	250,000	302,732
5.00%, 7/1/2026	200,000	246,132
5.00%, 7/1/2027	100,000	122,367
Las Vegas Valley, NV, Water District, General Obligation:
5.00%, 6/1/2039	4,850,000	5,605,096
Series A, 5.00%, 6/1/2027	100,000	122,510
Series A, 5.00%, 6/1/2037	200,000	237,546
Series A, 5.00%, 6/1/2041	2,615,000	3,099,376
Los Angeles, NV, General Obligation Series C, 4.00%, 9/1/2037	140,000	150,168
Nevada, State Highway Improvement Revenue:
5.00%, 12/1/2021	100,000	112,394
5.00%, 12/1/2022	295,000	339,926
5.00%, 12/1/2026	190,000	233,428
5.00%, 12/1/2028	510,000	620,843
Truckee Meadows, NV, Water Authority Revenue:
5.00%, 7/1/2021	125,000	138,848
5.00%, 7/1/2034	145,000	173,078

		22,615,575

NEW HAMPSHIRE — 0.0% (c)
New Hampshire Municipal Bond Bank, Revenue Series D, 4.00%, 8/15/2039	500,000	539,675

NEW JERSEY — 0.4%
Bergen County, NJ, General Obligation:
4.00%, 10/15/2023	100,000	111,506
5.00%, 10/15/2022	135,000	154,777
Hudson County, NJ, Improvement Authority Revenue 5.00%, 5/1/2041	495,000	578,175
New Brunswick, NJ, Parking Authority Revenue:
Series A, 5.00%, 9/1/2032	120,000	141,590

See accompanying notes to financial statements.

51

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 9/1/2036	$355,000	$414,981
New Jersey, Environmental Infrastructure Trust Revenue:
Series A, 4.00%, 9/1/2022	15,000	15,245
Series A, 4.00%, 9/1/2027	90,000	91,467
New Jersey, State Economic Development Authority Lease Revenue 5.00%, 6/15/2046	560,000	630,000
New Jersey, State Educational Facilities Authority Revenue:
Series A, 4.00%, 7/1/2027	110,000	123,907
Series A, 5.00%, 7/1/2024	540,000	647,298
Series A, 5.00%, 7/1/2026	320,000	383,149
Series B, 4.00%, 7/1/2035	760,000	851,724
Series B, 5.00%, 7/1/2020	250,000	270,895
Series B, 5.00%, 7/1/2030	2,615,000	3,251,962
Series B, 5.00%, 7/1/2031	1,005,000	1,242,984
Series D, 4.00%, 7/1/2045	220,000	238,355
Rutgers, NJ, University Revenue:
Series J, 5.00%, 5/1/2023	345,000	399,886
Series J, 5.00%, 5/1/2025	165,000	190,344
Series J, 5.00%, 5/1/2032	1,110,000	1,260,627
Series L, 5.00%, 5/1/2043	215,000	241,535

		11,240,407

NEW MEXICO — 0.3%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2022	515,000	586,322
Series A, 5.00%, 7/1/2023	125,000	145,694
Series B, 5.00%, 7/1/2023	165,000	191,847
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2021	100,000	111,186
Series A, 5.00%, 7/1/2020	120,000	129,785
Albuquerque, NM, Municipal School District No. 12, General Obligation:
5.00%, 8/1/2024	210,000	249,644
Series B, 5.00%, 8/1/2020	115,000	124,652
New Mexico, Finance Authority Revenue 5.00%, 6/15/2022	325,000	369,580
New Mexico, State General Obligation:
5.00%, 3/1/2022	1,230,000	1,388,670
5.00%, 3/1/2024	210,000	247,542
Series A, 5.00%, 3/1/2021	115,000	126,742
New Mexico, State Severance Tax Revenue:

See accompanying notes to financial statements.

52

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2018	$200,000	$203,516
Series A, 5.00%, 7/1/2020	460,000	489,320
Series A, 5.00%, 7/1/2021	140,000	155,408
Series A, 5.00%, 7/1/2022	140,000	146,831
Series A, 5.00%, 7/1/2023	345,000	401,135
Series A, 5.00%, 7/1/2025	550,000	665,159
Series B, 4.00%, 7/1/2020	175,000	185,010
Series B, 4.00%, 7/1/2022	245,000	267,839
Series B, 4.00%, 7/1/2024	540,000	607,921
University of New Mexico, Revenue Series A, 4.00%, 6/1/2046	190,000	204,174

		6,997,977

NEW YORK — 19.3%
Battery Park City, NY, Authority Revenue Series A, 5.00%, 11/1/2024	235,000	277,850
Brookhaven, NY, General Obligation:
5.00%, 5/1/2026	120,000	144,785
Series A, 3.00%, 2/1/2023	100,000	106,298
Dutchess County, NY, Local Development Corp. Revenue Series A, 5.00%, 1/1/2049	2,020,000	2,216,910
Erie County, NY, Industrial Development Agency Revenue Series A, 5.00%, 5/1/2027	160,000	193,842
Metropolitan New York, NY, Transportation Authority Revenue:
Series A, 4.00%, 11/15/2026	130,000	149,999
Series A, 5.00%, 11/15/2026	100,000	114,543
Series A, 5.00%, 11/15/2029	125,000	142,804
Series A, 5.00%, 11/15/2045	230,000	262,642
Series B, 5.00%, 11/15/2020	100,000	109,046
Series B, 5.00%, 11/15/2022	215,000	246,160
Series B, 5.00%, 11/15/2025	165,000	199,261
Series B, 5.00%, 11/15/2026	610,000	746,890
Series B, 5.00%, 11/15/2027	375,000	468,049
Series B, 5.00%, 11/15/2034	2,485,000	3,017,908
Series B, 5.25%, 11/15/2037	110,000	128,546
Series B-1, 5.00%, 11/15/2036	320,000	382,698
Series B2, 4.00%, 11/15/2033	330,000	363,327
Series B2, 4.00%, 11/15/2034	230,000	252,395
Series B2, 5.00%, 11/15/2025	2,510,000	3,061,673
Series B2, 5.00%, 11/15/2026	5,000,000	6,185,600
Series C, 5.00%, 11/15/2019	125,000	132,569
Series C, 5.00%, 11/15/2022	115,000	131,574
Series C, 5.00%, 11/15/2031	5,000,000	6,104,500

See accompanying notes to financial statements.

53

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 11/15/2035	$235,000	$272,494
Series C-2, Zero Coupon, 11/15/2032	5,510,000	3,523,590
Series C-2, Zero Coupon, 11/15/2033	10,000,000	6,147,600
Series E, 5.00%, 11/15/2020	110,000	119,951
Series E, 5.00%, 11/15/2022	100,000	114,493
Series F, 5.00%, 11/15/2034	100,000	117,516
Series F, 5.00%, 11/15/2036	785,000	915,192
Monroe County, NY, Industrial Development Corp., Revenue:
Series A, 3.88%, 7/1/2042	200,000	210,978
Series A, 5.00%, 7/1/2030	205,000	250,598
Series A, 5.00%, 7/1/2031	225,000	262,249
Series C, 5.00%, 7/1/2028	600,000	742,662
Nassau County, NY, Sewer & Storm Water Finance Authority Revenue Series A, 5.00%, 10/1/2028	3,570,000	4,222,703
New York & New Jersey, Port Authority Revenue:
3.25%, 12/15/2030	105,000	108,083
4.00%, 12/15/2036	3,770,000	4,090,865
4.00%, 12/15/2038	100,000	106,609
4.00%, 6/15/2044	180,000	190,699
5.00%, 9/1/2031	130,000	152,876
5.00%, 9/1/2033	230,000	269,383
5.00%, 9/1/2034	195,000	227,733
5.00%, 9/1/2036	940,000	1,095,260
5.00%, 9/1/2039	1,765,000	2,048,247
5.00%, 10/15/2041	6,170,000	7,268,939
5.00%, 5/1/2045	4,055,000	4,706,233
5.00%, 11/15/2047	100,000	119,707
Series 179, 5.00%, 12/1/2038	1,455,000	1,673,541
Series 179, 5.00%, 12/1/2043	1,110,000	1,270,117
Series 190, 5.00%, 5/1/2031	950,000	1,022,133
Series 190, 5.00%, 5/1/2032	1,075,000	1,155,345
Series 190, 5.00%, 5/1/2035	1,375,000	1,476,461
Series 198, 5.00%, 11/15/2036	125,000	149,821
Series 198, 5.00%, 11/15/2041	145,000	172,649
Series 205, 5.00%, 11/15/2032	5,510,000	6,745,507
Series 205, 5.00%, 11/15/2035	150,000	182,021
New York Convention Center Development Corp. 5.00%, 11/15/2029	1,500,000	1,780,380
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.00%, 6/15/2046	2,250,000	2,613,555

See accompanying notes to financial statements.

54

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 3.00%, 6/15/2036	$470,000	$472,444
Series AA, 3.00%, 6/15/2046	385,000	383,533
Series AA, 4.00%, 6/15/2044	5,330,000	5,666,110
Series AA, 4.00%, 6/15/2046	1,000,000	1,082,870
Series BB, 4.63%, 6/15/2046	3,250,000	3,551,275
Series BB, 5.00%, 6/15/2031	500,000	608,855
Series BB, 5.00%, 6/15/2032	300,000	363,900
Series BB, 5.00%, 6/15/2046	4,950,000	5,630,872
Series CC, 4.00%, 6/15/2045	570,000	605,602
Series CC, 5.00%, 6/15/2023	200,000	224,946
Series CC, 5.00%, 6/15/2047	6,070,000	6,956,937
Series CC1, 4.00%, 6/15/2033	1,250,000	1,376,325
Series CC-1, 4.00%, 6/15/2037	250,000	273,450
Series DD, 5.00%, 6/15/2035	1,740,000	1,997,590
Series DD, 5.00%, 6/15/2036	1,010,000	1,179,842
Series DD, 5.00%, 6/15/2038	240,000	274,200
Series DD, 5.00%, 6/15/2039	770,000	895,957
Series DD, 5.25%, 6/15/2047	265,000	320,984
Series EE, 5.00%, 6/15/2036	440,000	513,990
Series EE, 5.00%, 6/15/2045	4,535,000	5,223,912
Series EE, 5.00%, 6/15/2047	165,000	187,605
Series FF, 5.00%, 6/15/2028	155,000	186,085
Series FF, 5.00%, 6/15/2029	1,710,000	1,817,764
Series FF, 5.00%, 6/15/2031	815,000	966,085
Series GG, 5.00%, 6/15/2039	260,000	303,352
Series HH, 5.00%, 6/15/2037	5,000,000	5,848,500
Series HH, 5.00%, 6/15/2039	115,000	134,175
New York, NY, City Transitional Finance Authority Building Aid Revenue:
Series S1, 4.00%, 7/15/2036	725,000	787,190
Series S1, 4.00%, 7/15/2040	1,750,000	1,885,747
Series S1, 5.00%, 7/15/2022	200,000	228,020
Series S1, 5.00%, 7/15/2040	585,000	685,784
Series S1, 5.00%, 7/15/2043	2,170,000	2,522,762
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
4.00%, 5/1/2019	545,000	562,178
5.00%, 5/1/2019	190,000	198,474
5.00%, 11/1/2022	150,000	172,397
5.00%, 5/1/2034	250,000	297,545
5.00%, 5/1/2036	245,000	290,580
5.00%, 5/1/2040	3,285,000	3,874,526
Series A-1, 5.00%, 11/1/2018	100,000	102,900

See accompanying notes to financial statements.

55

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A-1, 5.00%, 8/1/2021	$175,000	$195,025
Series A-1, 5.00%, 8/1/2027	225,000	268,376
Series A-1, 5.00%, 8/1/2029	520,000	614,738
Series A-1, 5.00%, 8/1/2030	750,000	894,097
Series A-1, 5.00%, 8/1/2031	135,000	158,209
Series A-1, 5.00%, 8/1/2032	840,000	983,850
Series A-1, 5.00%, 8/1/2034	225,000	267,365
Series A-1, 5.00%, 11/1/2034	125,000	143,820
Series A-1, 5.00%, 8/1/2035	975,000	1,157,842
Series A-1, 5.00%, 11/1/2035	455,000	522,968
Series A-1, 5.00%, 11/1/2038	3,980,000	4,555,826
Series A-2, 5.00%, 8/1/2033	1,000,000	1,208,900
Series B1, 5.00%, 11/1/2029	175,000	209,914
Series B1, 5.00%, 11/1/2034	270,000	313,556
Series B1, 5.00%, 11/1/2037	425,000	491,117
Series B-1, 4.00%, 8/1/2037	860,000	934,915
Series B-1, 5.00%, 8/1/2029	1,520,000	1,816,625
Series B-1, 5.00%, 8/1/2030	280,000	340,001
Series B-1, 5.00%, 8/1/2031	175,000	205,086
Series B-1, 5.00%, 8/1/2032	1,225,000	1,434,781
Series B-1, 5.00%, 8/1/2034	3,970,000	4,650,598
Series B-1, 5.00%, 8/1/2035	515,000	599,764
Series B-1, 5.00%, 8/1/2036	420,000	488,292
Series B-1, 5.00%, 8/1/2039	4,455,000	5,149,980
Series B-1, 5.00%, 8/1/2040	3,800,000	4,500,302
Series B-1, 5.00%, 8/1/2042	5,805,000	6,676,330
Series C, 3.50%, 11/1/2034	100,000	103,544
Series C, 5.00%, 11/1/2022	100,000	114,931
Series C, 5.00%, 11/1/2025	200,000	242,978
Series C, 5.00%, 11/1/2026	120,000	144,602
Series C, 5.00%, 11/1/2027	150,000	179,736
Series D1, 5.00%, 2/1/2036	1,745,000	2,008,652
Series D1, 5.00%, 2/1/2037	150,000	172,388
Series E-1, 4.00%, 2/1/2041	110,000	118,573
Series E-1, 5.00%, 2/1/2030	3,670,000	4,431,648
Series E-1, 5.00%, 2/1/2040	1,510,000	1,773,676
Series E-1, 5.00%, 2/1/2041	300,000	351,768
Series F-1, 4.00%, 2/1/2040	145,000	153,957
Series F-1, 5.00%, 2/1/2026	130,000	149,011
Series F-1, 5.00%, 2/1/2029	555,000	632,128
Series F-1, 5.00%, 2/1/2030	1,020,000	1,159,638
Series F-1, 5.00%, 2/1/2031	530,000	602,011
Series F-1, 5.00%, 5/1/2032	5,500,000	6,642,570

See accompanying notes to financial statements.

56

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series F-1, 5.00%, 2/1/2034	$1,450,000	$1,638,079
Series F-1, 5.00%, 2/1/2036	525,000	592,557
Series F-1, 5.00%, 5/1/2036	3,500,000	4,185,265
Series F-1, 5.00%, 5/1/2039	115,000	136,887
Series F-3, 3.00%, 2/1/2035	2,775,000	2,782,881
Series I, 4.00%, 5/1/2043	135,000	143,444
Series I, 5.00%, 5/1/2021	100,000	110,699
Series I, 5.00%, 5/1/2024	110,000	127,500
Series I, 5.00%, 5/1/2026	140,000	161,504
Series I, 5.00%, 5/1/2029	145,000	166,166
Series I, 5.00%, 5/1/2030	460,000	526,148
Series I, 5.00%, 5/1/2031	255,000	291,391
Series I, 5.00%, 5/1/2033	300,000	341,355
Series I, 5.00%, 5/1/2034	270,000	306,785
Series I, 5.00%, 5/1/2038	3,525,000	3,988,220
Series I, 5.00%, 5/1/2042	1,000,000	1,130,340
New York, NY, General Obligation:
Series 1-I, 4.00%, 3/1/2039	570,000	608,110
Series 1-I, 5.00%, 3/1/2027	1,560,000	1,815,232
Series 1-I, 5.00%, 3/1/2030	975,000	1,127,207
Series A, 5.00%, 8/1/2020	250,000	270,850
Series A, 5.00%, 8/1/2024	5,000,000	5,950,700
Series A, 5.00%, 8/1/2026	125,000	150,660
Series A1, 5.00%, 8/1/2035	500,000	571,410
Series B, 5.00%, 8/1/2021	4,555,000	5,067,847
Series B, 5.00%, 8/1/2022	200,000	227,906
Series B, 5.00%, 12/1/2031	160,000	192,765
Series B-1, 5.00%, 10/1/2036	400,000	481,008
Series B-1, 5.00%, 10/1/2037	4,730,000	5,674,392
Series B-1, 5.00%, 10/1/2038	300,000	359,328
Series C, 5.00%, 8/1/2019	500,000	526,135
Series C, 5.00%, 8/1/2020	100,000	108,340
Series C, 5.00%, 4/15/2023	1,390,000	1,626,939
Series C, 5.00%, 8/1/2028	1,460,000	1,791,535
Series C, 5.00%, 8/1/2031	1,500,000	1,839,705
Series C, 5.00%, 8/1/2034	1,500,000	1,751,385
Series D, 5.00%, 8/1/2023	105,000	121,178
Series D, 5.00%, 8/1/2028	825,000	945,648
Series D-1, 5.00%, 8/1/2029	3,175,000	3,673,507
Series D-1, 5.00%, 8/1/2033	250,000	286,693
Series E, 5.00%, 8/1/2018	240,000	244,925
Series E, 5.00%, 8/1/2020	915,000	991,311
Series E, 5.00%, 8/1/2021	575,000	639,739

See accompanying notes to financial statements.

57

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series E, 5.00%, 8/1/2022	$245,000	$279,185
Series E, 5.00%, 8/1/2025	20,000	22,977
Series E, 5.00%, 8/1/2030	260,000	312,790
Series F-1, 5.00%, 6/1/2025	760,000	915,732
Series H, 5.00%, 8/1/2020	630,000	682,542
Series H, 5.00%, 8/1/2024	125,000	145,630
Series I, 5.00%, 8/1/2022	215,000	244,999
Series J, 5.00%, 8/1/2020	2,055,000	2,226,387
Series K, 5.00%, 8/1/2018	285,000	290,848
New York, NY, Housing Development Corp., Revenue Series A, 5.00%, 7/1/2019	105,000	110,235
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, 5.25%, 11/15/2033	105,000	129,430
Series A, 5.25%, 11/15/2034	215,000	264,250
Series B2, 4.00%, 11/15/2038	235,000	254,693
New York, NY, Sales Tax Asset Receivable Corp., Revenue Series A, 5.00%, 10/15/2020	185,000	202,000
New York, NY, Sales Tax Asset Receivables Corp., Revenue:
Series A, 5.00%, 10/15/2021	3,215,000	3,609,609
Series A, 5.00%, 10/15/2025	2,115,000	2,555,808
Series A, 5.00%, 10/15/2026	4,420,000	5,316,111
Series A, 5.00%, 10/15/2029	565,000	674,378
Series A, 5.00%, 10/15/2030	985,000	1,174,987
Series A, 5.00%, 10/15/2031	950,000	1,127,925
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue:
4.00%, 2/1/2023	1,430,000	1,591,547
4.00%, 4/1/2030	100,000	113,563
4.00%, 4/1/2031	230,000	259,833
Series A, 5.00%, 8/1/2033	80,000	90,886
New York, State Convention Center Development Corp., Revenue:
4.00%, 11/15/2045	120,000	126,797
5.00%, 11/15/2033	4,745,000	5,550,321
5.00%, 11/15/2040	1,000,000	1,149,770
5.00%, 11/15/2045	360,000	413,096
New York, State Dormitory Authority Revenue:
Series A, 5.00%, 3/15/2020	130,000	139,485
Series B, 5.00%, 10/1/2021	225,000	252,603
New York, State Dormitory Authority Revenue, Non State Supported Debt:

See accompanying notes to financial statements.

58

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 3/15/2043	$300,000	$356,136
5.00%, 10/1/2045	3,250,000	4,552,307
Series A, 2.50%, 7/1/2041 (a)	500,000	504,180
Series A, 3.00%, 7/1/2029	315,000	323,962
Series A, 4.00%, 7/1/2043	1,000,000	1,077,610
Series A, 5.00%, 3/15/2025	5,000,000	6,038,300
Series A, 5.00%, 10/1/2028 (b)	905,000	1,118,969
Series A, 5.00%, 10/1/2030 (b)	3,040,000	3,714,150
Series A, 5.00%, 7/1/2034	5,040,000	6,070,680
Series A, 5.00%, 7/1/2035	100,000	119,787
Series B, 5.00%, 10/1/2030	260,000	316,360
Series B, 5.00%, 3/15/2031	500,000	583,235
Series B-B, 5.00%, 3/15/2029	20,000	24,230
Series B-B, 5.00%, 3/15/2034	275,000	327,327
Series D, 5.00%, 2/15/2019	150,000	155,807
Series D, 5.00%, 2/15/2020	300,000	321,009
Series E, 5.00%, 3/15/2036	4,795,000	5,673,971
New York, State Dormitory Authority Revenue, State Supported Debt:
Series A, 2.13%, 7/1/2041 (a)	300,000	294,678
Series A, 5.00%, 10/1/2020 (b)	200,000	218,182
Series A, 5.00%, 7/1/2037	290,000	331,163
Series A, 5.00%, 10/1/2047	2,300,000	3,252,292
New York, State Dormitory Authority, Personal Income Tax Revenue:
5.00%, 2/15/2038	400,000	479,700
Series A, 3.25%, 2/15/2040	100,000	103,189
Series A, 5.00%, 2/15/2021	250,000	275,095
Series A, 5.00%, 2/15/2022	5,000,000	5,644,750
Series A, 5.00%, 3/15/2022	600,000	678,618
Series A, 5.00%, 2/15/2025	6,010,000	7,222,397
Series A, 5.00%, 2/15/2029	155,000	176,939
Series A, 5.00%, 3/15/2029	1,345,000	1,607,315
Series A, 5.00%, 2/15/2031	1,205,000	1,368,024
Series A, 5.00%, 2/15/2036	5,500,000	6,570,080
Series A, 5.00%, 2/15/2043	2,760,000	3,104,945
Series B, 5.00%, 3/15/2027	110,000	129,149
Series B, 5.00%, 3/15/2028	160,000	187,547
Series B, 5.00%, 3/15/2032	275,000	319,217
Series B, 5.00%, 2/15/2041	2,525,000	2,918,117
Series B-B, 5.00%, 2/15/2035	160,000	187,290
Series C, 5.00%, 3/15/2037	105,000	120,506
Series D, 5.00%, 2/15/2020	195,000	208,656

See accompanying notes to financial statements.

59

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 2/15/2021	$110,000	$121,042
Series D, 5.00%, 2/15/2022	5,125,000	5,785,869
Series D, 5.00%, 2/15/2026	200,000	244,072
Series E, 5.00%, 3/15/2021	360,000	396,958
Series E, 5.00%, 3/15/2022	100,000	113,103
Series E, 5.00%, 3/15/2023	165,000	190,917
Series E, 5.00%, 3/15/2024	250,000	295,440
Series E, 5.00%, 3/15/2026	570,000	699,208
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 4.00%, 3/15/2021	125,000	134,076
Series A, 4.00%, 7/1/2034	100,000	109,332
Series A, 4.13%, 3/15/2033	2,105,000	2,284,683
Series A, 5.00%, 3/15/2019	2,675,000	2,785,878
Series A, 5.00%, 3/15/2020	1,375,000	1,475,320
Series A, 5.00%, 3/15/2021	270,000	297,986
Series A, 5.00%, 3/15/2023	2,590,000	3,006,576
Series A, 5.00%, 3/15/2024	475,000	558,455
Series A, 5.00%, 3/15/2025	105,000	121,098
Series A, 5.00%, 3/15/2026	850,000	1,017,144
Series A, 5.00%, 3/15/2028	3,510,000	4,020,038
Series A, 5.00%, 3/15/2031	160,000	187,446
Series A, 5.00%, 3/15/2032	1,160,000	1,398,943
Series A, 5.00%, 3/15/2036	1,500,000	1,741,185
Series A, 5.00%, 3/15/2037	2,050,000	2,377,057
Series A, 5.00%, 3/15/2043	750,000	842,430
Series A, 5.00%, 3/15/2044	3,110,000	3,578,926
Series B-B, 5.00%, 3/15/2027	240,000	292,094
Series B-B, 5.00%, 3/15/2033	740,000	883,686
New York, State Environmental Facilities Corp., Revenue:
4.00%, 6/15/2036	450,000	490,023
4.00%, 6/15/2046	5,240,000	5,648,772
5.00%, 6/15/2028	550,000	675,769
5.00%, 6/15/2031	610,000	715,378
5.00%, 6/15/2033	125,000	146,184
5.00%, 6/15/2035	150,000	181,809
5.00%, 11/15/2039	505,000	584,664
5.00%, 6/15/2041	5,180,000	6,143,532
Series A, 5.00%, 6/15/2031	220,000	254,531
Series A, 5.00%, 6/15/2032	485,000	559,501
Series A, 5.00%, 6/15/2040	170,000	198,472
Series B, 4.00%, 8/15/2046	4,150,000	4,489,179
Series B, 5.00%, 11/15/2038	260,000	295,526
Series B, 5.00%, 8/15/2041	895,000	1,062,875

See accompanying notes to financial statements.

60

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 8/15/2047	$990,000	$1,188,188
Series D, 5.00%, 3/15/2019	1,995,000	2,079,388
Series D, 5.00%, 9/15/2019	2,500,000	2,645,850
Series D, 5.00%, 9/15/2025	100,000	121,215
Series E, 5.00%, 6/15/2034	5,675,000	6,931,956
New York, State Thruway Authority, Personal Income Tax Revenue Series A, 5.00%, 3/15/2031	100,000	114,318
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2033	160,000	184,923
5.00%, 3/15/2034	1,845,000	2,125,495
5.00%, 3/15/2044	320,000	364,685
Series A, 5.00%, 3/15/2021	1,580,000	1,742,203
Series A, 5.00%, 3/15/2023	2,060,000	2,383,564
Series A, 5.00%, 3/15/2024	4,970,000	5,873,347
Series A, 5.00%, 3/15/2025	200,000	240,636
Series A, 5.00%, 3/15/2026	950,000	1,166,311
Series A, 5.00%, 3/15/2027	555,000	677,982
Series A, 5.00%, 3/15/2028	105,000	127,624
Series A, 5.00%, 3/15/2029	365,000	441,325
Series A, 5.00%, 3/15/2030	140,000	168,722
Series A, 5.00%, 3/15/2032	140,000	167,513
Series A, 5.00%, 3/15/2033	3,125,000	3,714,781
Series A, 5.00%, 3/15/2034	745,000	885,023
Series A, 5.00%, 3/15/2042	170,000	197,141
Series A-1, 5.00%, 3/15/2020	120,000	128,701
Series A-1, 5.00%, 3/15/2029	215,000	247,846
Series C, 5.00%, 3/15/2020	500,000	536,255
Series C, 5.00%, 3/15/2021	225,000	248,099
Series C, 5.00%, 3/15/2023	1,000,000	1,157,070
Series C, 5.00%, 3/15/2027	4,520,000	5,227,516
Series C, 5.00%, 3/15/2029	225,000	259,373
Series C, 5.00%, 3/15/2030	160,000	183,589
Series C, 5.00%, 3/15/2031	275,000	314,375
Series C, 5.00%, 3/15/2032	200,000	227,684
Series C, 5.00%, 3/15/2033	760,000	864,796
Series C-2, 5.00%, 3/15/2031	10,000,000	12,228,000
Series D, 5.00%, 3/15/2020	225,000	241,315
Series D, 5.00%, 3/15/2021	3,180,000	3,506,459
Series D, 5.00%, 3/15/2022	1,830,000	2,069,785
Series E, 5.00%, 3/15/2021	130,000	143,346
Series E, 5.00%, 3/15/2030	130,000	149,166
Series E, 5.00%, 3/15/2033	100,000	114,000

See accompanying notes to financial statements.

61

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series E, 5.00%, 3/15/2035	$125,000	$142,105
Oyster Bay, NY, General Obligation 4.00%, 8/1/2029 (b)	340,000	364,820
Suffolk, NY, County Water Authority Revenue Series A, 5.00%, 6/1/2037	500,000	603,545
Triborough, NY, Bridge & Tunnel Authority Revenue:
Series A, 5.00%, 11/15/2030	305,000	353,309
Series A, 5.00%, 11/15/2039	250,000	286,568
Series A, 5.00%, 11/15/2040	275,000	322,603
Series A, 5.00%, 11/15/2050	515,000	597,364
Series B, 5.00%, 11/15/2019	315,000	334,854
Series B, 5.00%, 11/15/2027	125,000	146,716
Series C, 5.00%, 11/15/2033	125,000	143,578
Series C, 5.00%, 11/15/2038	755,000	861,032
Series C-1, 5.00%, 11/15/2025	1,000,000	1,222,230
Series C-1, 5.00%, 11/15/2027	100,000	126,025
Series C-2, 5.00%, 11/15/2042	2,915,000	3,503,422
Utility Debt Securitization Authority Revenue:
5.00%, 12/15/2024	120,000	138,292
5.00%, 12/15/2025	6,000,000	7,082,400
5.00%, 6/15/2027	415,000	503,972
5.00%, 12/15/2032	550,000	664,873
5.00%, 12/15/2037	4,130,000	4,925,975
5.00%, 12/15/2038	200,000	243,998
5.00%, 12/15/2040	300,000	365,406
Series A, 5.00%, 12/15/2026	100,000	120,816
Series A, 5.00%, 6/15/2027	100,000	121,439
Series A, 5.00%, 6/15/2028	245,000	301,450
Series A, 5.00%, 12/15/2032	125,000	151,316
Series A, 5.00%, 12/15/2033	300,000	362,136
Series A, 5.00%, 12/15/2034	2,325,000	2,798,626
Series A, 5.00%, 12/15/2035	1,965,000	2,360,279
Series B, 5.00%, 12/15/2020	300,000	310,098
Series B, 5.00%, 12/15/2023	60,000	67,680
Series B, 5.00%, 6/15/2024	170,000	193,554
Series B, 5.00%, 12/15/2024	980,000	1,129,381
Series B, 5.00%, 12/15/2025	315,000	371,826
Series B, 5.00%, 12/15/2034	3,200,000	3,851,872
Series TE, 5.00%, 12/15/2027	525,000	618,413
Series TE, 5.00%, 12/15/2029	295,000	347,127
Series TE, 5.00%, 12/15/2030	2,235,000	2,624,404
Series TE, 5.00%, 12/15/2031	555,000	650,338
Series TE, 5.00%, 12/15/2033	865,000	1,010,406

See accompanying notes to financial statements.

62

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series TE, 5.00%, 12/15/2034	$1,620,000	$1,890,346
Series TE, 5.00%, 12/15/2041	1,675,000	1,944,323
Westchester, NY, General Obligation Series A, 5.00%, 1/1/2024	1,510,000	1,791,902

		511,408,933

NORTH CAROLINA — 1.4%
Buncombe County, NC, Limited Obligation Revenue:
5.00%, 6/1/2025	1,940,000	2,339,000
5.00%, 6/1/2026	100,000	120,567
Charlotte, NC Series B, COPs, 3.00%, 6/1/2022	100,000	100,107
Charlotte, NC, General Obligation 5.00%, 12/1/2021	100,000	112,596
Charlotte, NC, Water & Sewer System Revenue:
5.00%, 7/1/2022	2,675,000	3,057,899
5.00%, 7/1/2028	165,000	199,931
Durham Capital Financing Corp., Revenue 5.00%, 6/1/2038	375,000	424,804
Durham, NC, General Obligation 4.00%, 10/1/2025	1,230,000	1,414,217
Forsyth, NC, General Obligation Series B, 3.00%, 3/1/2032	1,165,000	1,177,093
Guilford County, NC, General Obligation 5.00%, 3/1/2025	1,050,000	1,273,996
Mecklenburg County, NC, General Obligation:
Series A, 5.00%, 9/1/2021	160,000	178,963
Series A, 5.00%, 12/1/2021	1,050,000	1,182,258
Series A, 5.00%, 9/1/2023	110,000	129,316
Series B, 5.00%, 12/1/2023	1,500,000	1,773,540
Mecklenburg County, NC, Public Facilities Corp., Revenue 5.00%, 2/1/2024	120,000	141,634
Mecklenburg County, NC, State Revenue Series A, 5.00%, 10/1/2019	250,000	264,737
North Carolina Capital Facilities Finance Agency Revenue Series B, 5.00%, 10/1/2040	1,000,000	1,198,710
North Carolina, Capital Facilities Finance Agency Revenue:
4.00%, 1/1/2037	215,000	235,064
4.00%, 1/1/2038	700,000	764,218
Series B, 4.00%, 10/1/2039	245,000	268,253
Series B, 5.00%, 10/1/2041	1,415,000	1,650,697
Series B, 5.00%, 10/1/2055	3,195,000	3,666,806
North Carolina, State General Obligation:
5.00%, 6/1/2020	150,000	162,087

See accompanying notes to financial statements.

63

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/1/2021	$2,205,000	$2,450,549
Series A, 5.00%, 6/1/2020	100,000	108,058
Series C, 3.75%, 5/1/2019	125,000	128,699
Series C, 4.00%, 5/1/2021	1,475,000	1,587,764
Series D, 4.00%, 6/1/2021	500,000	539,160
Series E, 5.00%, 5/1/2019	1,140,000	1,192,394
North Carolina, State Revenue:
Series B, 5.00%, 5/1/2025	4,005,000	4,853,499
Series B, 5.00%, 5/1/2027	205,000	255,116
Series C, 5.00%, 5/1/2021	140,000	154,931
Series C, 5.00%, 5/1/2022	175,000	198,679
Series C, 5.00%, 5/1/2025	240,000	284,470
Series C, 5.00%, 5/1/2027	100,000	117,356
Raleigh, NC, Combined Enterprise System Revenue Series A, 4.00%, 12/1/2035	225,000	245,403
Town of Cary, NC, Combined Utility Systems Revenue 5.00%, 12/1/2042	140,000	161,036
Wake, NC, Limited Obligation Revenue Series A, 5.00%, 12/1/2035	2,000,000	2,390,100

		36,503,707

NORTH DAKOTA — 0.0% (c)
North Dakota, Public Finance Authority Revenue Series A, 5.00%, 10/1/2030	565,000	667,519

OHIO — 2.3%
Cincinnati, OH, General Obligation:
Series A, 4.00%, 12/1/2023	150,000	166,911
Series A, 5.00%, 12/1/2018	100,000	103,136
Series A, 5.00%, 12/1/2020	450,000	491,594
Series A, 5.00%, 12/1/2021	125,000	140,240
Cleveland Heights & University Heights, OH, City School District, General Obligation:
4.50%, 12/1/2047	1,705,000	1,851,340
5.00%, 12/1/2039	2,000,000	2,318,480
Cleveland, OH, Municipal School District, General Obligation Series A, 4.25%, 12/1/2049	700,000	743,029
Columbus, OH, General Obligation:
Series 1, 4.00%, 4/1/2023	500,000	555,070
Series 1, 5.00%, 2/15/2019	100,000	103,939
Series 1, 5.00%, 4/1/2024	1,000,000	1,186,230
Series 1, 5.00%, 7/1/2025	120,000	145,777
Series A, 3.00%, 8/15/2023	540,000	572,681

See accompanying notes to financial statements.

64

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 3.00%, 7/1/2029	$2,650,000	$2,741,875
Series A, 3.00%, 8/15/2031	350,000	355,730
Series A, 3.10%, 7/1/2030	535,000	549,429
Series A, 3.20%, 7/1/2031	2,600,000	2,676,960
Series A, 5.00%, 8/15/2022	120,000	137,222
Series A, 5.00%, 8/15/2027	150,000	175,007
Columbus, OH, Sewer Revenue:
5.00%, 6/1/2025	155,000	186,536
5.00%, 6/1/2028	1,815,000	2,142,970
Columbus, School District, General Obligation Series A, 5.00%, 12/1/2026	100,000	119,629
Cuyahoga County, OH, Sales Tax Revenue 5.00%, 12/1/2034	290,000	343,221
Franklin County, OH, Convention Facilities Authority Revenue 5.00%, 12/1/2029	100,000	118,140
Franklin County, OH, General Obligation 5.00%, 6/1/2021	2,780,000	3,087,635
Hamilton County, OH, Sewer System Revenue:
Series A, 5.00%, 12/1/2028	1,250,000	1,455,037
Series A, 5.00%, 12/1/2031	285,000	335,898
Series A, 5.00%, 12/1/2038	195,000	222,089
JobsOhio, Beverage System Statewide Liquor Profits Revenue:
Series A, 5.00%, 1/1/2020	215,000	229,031
Series A, 5.00%, 1/1/2038	455,000	504,486
North Olmsted City School District, General Obligation Series A, 5.00%, 12/1/2040	340,000	398,249
North Royalton City School District, General Obligation 5.00%, 12/1/2047	500,000	581,135
Northeast Ohio, Regional Sewer District Revenue:
4.00%, 11/15/2049	2,610,000	2,749,243
5.00%, 11/15/2039	330,000	385,374
5.00%, 11/15/2043	260,000	301,220
5.00%, 11/15/2044	145,000	168,732
Ohio, State General Obligation:
Series A, 5.00%, 9/15/2021	145,000	162,030
Series A, 5.00%, 12/15/2022	2,410,000	2,778,585
Series A, 5.00%, 9/1/2023	150,000	175,809
Series A, 5.00%, 12/15/2023	320,000	377,530
Series A, 5.00%, 9/15/2024	100,000	119,761
Series A, 5.00%, 9/15/2025	300,000	366,078
Series A, 5.00%, 5/1/2027	100,000	113,263

See accompanying notes to financial statements.

65

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 9/1/2027	$250,000	$313,588
Series A, 5.00%, 5/1/2028	175,000	198,210
Series A, 5.00%, 3/15/2031	375,000	437,899
Series A, 5.00%, 3/15/2035	200,000	231,030
Series A, 5.00%, 10/1/2037	2,685,000	3,198,211
Series B, 5.00%, 6/15/2025	165,000	183,228
Series B, 5.00%, 6/15/2027	150,000	170,369
Series B, 5.00%, 9/1/2032	175,000	200,989
Series B, 5.00%, 9/1/2034	170,000	194,886
Series B, 5.00%, 6/15/2035	200,000	224,968
Series C, 5.00%, 12/1/2028	230,000	280,395
Series C, 5.00%, 11/1/2033	400,000	474,212
Series R, 4.00%, 5/1/2018	130,000	131,147
Series R, 5.00%, 5/1/2019	2,175,000	2,274,963
Series R, 5.00%, 5/1/2020	110,000	118,405
Series R, 5.00%, 5/1/2025	100,000	118,595
Series S, 5.00%, 5/1/2029	2,835,000	3,455,213
Series S, 5.00%, 5/1/2030	2,600,000	3,151,122
Series S, 5.00%, 5/1/2031	3,000,000	3,615,660
Series ST, 5.00%, 9/1/2021	115,000	128,369
Series T, 5.00%, 11/1/2028	400,000	497,024
Series T, 5.00%, 5/1/2030	500,000	616,990
Series T, 5.00%, 5/1/2031	250,000	306,368
Ohio, State Infrastructure Project Revenue:
Series 1A, 5.00%, 12/15/2021	100,000	111,904
Series 1A-GARVEE, 5.00%, 12/15/2020	100,000	109,123
Series 1-GARVEE, 4.00%, 12/15/2019	125,000	130,441
Series 2016-1 GARVEE, 5.00%, 12/15/2021	100,000	111,904
Ohio, State Revenue Series C, 5.00%, 12/1/2030	145,000	175,598
Ohio, State University, Revenue Series A, 4.00%, 6/1/2043 (b)	675,000	713,657
Ohio, State Water Development Authority Revenue Series A, 5.00%, 12/1/2019	850,000	904,663
Ohio, Turnpike & Infrastructure Commission, Revenue:
Series A, 5.00%, 2/15/2026	940,000	1,143,999
Series A, 5.00%, 2/15/2028	325,000	401,911
Ohio, Water Development Authority Revenue:
Series A, 5.00%, 12/1/2022	100,000	115,229
Series B, 5.00%, 12/1/2031	730,000	884,702
Series B, 5.00%, 12/1/2033	115,000	138,447
Ohio, Water Development Authority Water Pollution Control Loan Fund Revenue:

See accompanying notes to financial statements.

66

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/1/2020	$100,000	$107,959
5.00%, 6/1/2024	1,060,000	1,259,556
Series A, 5.00%, 12/1/2029	105,000	129,465
Series A, 5.00%, 12/1/2030	610,000	748,647
Series A, 5.00%, 12/1/2031	500,000	611,275
Toledo, OH, Water System Revenue 5.00%, 11/15/2031	150,000	170,984
University of Cincinnati, Revenue:
Series C, 5.00%, 6/1/2036	645,000	736,893
Series C, 5.00%, 6/1/2039	600,000	694,650

		62,359,179

OKLAHOMA — 0.3%
Edmond, OK, Public Work Authority Revenue:
4.00%, 7/1/2047	250,000	267,745
5.00%, 7/1/2047	1,250,000	1,474,450
Oklahoma, Capital Improvement Authority, State Facilities Revenue:
4.00%, 7/1/2034	755,000	826,060
5.00%, 7/1/2027	150,000	182,121
Series A, 3.00%, 7/1/2024	135,000	143,693
Series A, 5.00%, 7/1/2025	200,000	237,578
Series A, 5.00%, 7/1/2026	2,500,000	2,969,725
Series A, 5.00%, 7/1/2027	150,000	178,083
Series A, 5.00%, 7/1/2030	170,000	199,898
Oklahoma, Development Finance Authority Revenue Series D, 3.00%, 6/1/2046	145,000	136,506
Oklahoma, State Turnpike Authority Revenue:
Series A, 4.00%, 1/1/2033	260,000	284,942
Series A, 4.00%, 1/1/2047	165,000	177,502

		7,078,303

OREGON — 1.5%
Clackamas & Washington Counties, OR, School District No. 3, General Obligation 5.00%, 6/15/2029	200,000	239,196
Clackamas County, OR, School District No. 12, General Obligation:
5.00%, 6/15/2023	100,000	116,427
5.00%, 6/15/2027	130,000	153,834
Series B, 5.00%, 6/15/2037	3,570,000	4,287,070
Deschutes County, OR, School District, General Obligation 4.00%, 6/15/2021	415,000	446,992

See accompanying notes to financial statements.

67

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Linn & Benton Counties, OR, School District No. 8J Greater Albany, General Obligation 5.00%, 6/15/2024	$3,235,000	$3,847,515
Multnomah & Clackamas Counties, School District No 10JT Gresham-Barlow, General Obligation:
Series B, 5.00%, 6/15/2026	2,000,000	2,457,340
Series B, 5.00%, 6/15/2029	135,000	167,222
Oregon, State Department of Administration Services, Lottery Revenue:
Series A, 5.00%, 4/1/2024	135,000	156,670
Series C, 5.00%, 4/1/2022	410,000	464,809
Series C, 5.00%, 4/1/2025	185,000	224,196
Oregon, State Department of Authority Services Lottery Revenue Series B, 5.00%, 4/1/2019	100,000	104,284
Oregon, State Department of Transportation, Highway User Tax Revenue:
Series A, 5.00%, 11/15/2024	125,000	150,279
Series A, 5.00%, 11/15/2028	650,000	775,899
Oregon, State Department of Transportation, Sales Tax Revenue:
Series A, 5.00%, 11/15/2022	225,000	258,968
Series A, 5.00%, 11/15/2023	650,000	765,694
Series A, 5.00%, 11/15/2029	2,715,000	3,235,467
Series A, 5.00%, 11/15/2030	530,000	631,903
Series B, 5.00%, 11/15/2019	125,000	132,664
Series B, 5.00%, 11/15/2020	150,000	163,922
Oregon, State General Obligation:
Series C, 5.00%, 8/1/2041	1,065,000	1,267,584
Series F, 5.00%, 5/1/2039	200,000	235,480
Series I, 5.00%, 8/1/2024	75,000	89,618
Series I, 5.00%, 8/1/2029	150,000	186,971
Series L, 5.00%, 8/1/2029	3,545,000	4,418,736
Series L, 5.00%, 8/1/2030	1,250,000	1,550,750
Series N, 5.00%, 8/1/2043	390,000	443,290
Series Q, 5.00%, 5/1/2028	160,000	196,237
Series Q, 5.00%, 5/1/2030	115,000	139,670
Oregon, State Health & Science University Revenue:
Series B, 5.00%, 7/1/2033	300,000	356,826
Series B, 5.00%, 7/1/2035	2,025,000	2,388,204
Series B, 5.00%, 7/1/2036	100,000	117,189
Series B, 5.00%, 7/1/2037	1,650,000	1,930,896
Series B, 5.00%, 7/1/2038	275,000	321,360

See accompanying notes to financial statements.

68

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Oregon, State Revenue Series C, 5.00%, 12/1/2029	$160,000	$194,338
Portland Community College District, General Obligation:
5.00%, 6/15/2020	240,000	259,526
5.00%, 6/15/2027	100,000	123,129
Portland, OR, Sewer System Revenue:
4.00%, 10/1/2037	100,000	105,862
Series A, 2.50%, 6/15/2033	325,000	304,359
Series A, 5.00%, 8/1/2020	165,000	178,848
Series A, 5.00%, 6/1/2021	810,000	898,492
Series A, 5.00%, 6/1/2024	125,000	148,533
Series B, 5.00%, 6/15/2023	100,000	116,710
Tri-County Metropolitan Transportation District of Oregon Revenue Series C, 5.00%, 9/1/2041	570,000	680,335
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation Series J, 5.00%, 6/15/2026	650,000	798,635
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation:
5.00%, 6/15/2022	125,000	142,146
5.00%, 6/15/2027	120,000	141,284
Series B, Zero Coupon, 6/15/2029	200,000	143,010
Series B, Zero Coupon, 6/15/2032	200,000	122,292
Series B, Zero Coupon, 6/15/2034	830,000	457,587
Washington County, OR, School District No. 48J Beaverton, General Obligation 5.00%, 6/15/2028	2,540,000	2,977,134
Washington Multnomah & Yamhill Counties, OR, School District No. 1J, General Obligation 4.00%, 6/15/2021	400,000	430,140

		40,645,522

PENNSYLVANIA — 1.7%
Abington, PA, School District Series A, 4.00%, 10/1/2035	535,000	581,780
Bensalem, PA, Township School District, General Obligation 5.00%, 6/1/2028	115,000	134,282
Chester, PA, General Obligation Series A, 4.00%, 7/15/2029	185,000	209,701
Delaware, State Authority Revenue:
Series A, 3.75%, 10/1/2046	120,000	124,462
Series A, 5.00%, 10/1/2042	235,000	275,798

See accompanying notes to financial statements.

69

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2046	$200,000	$234,190
Luzerne, PA, General Obligation Series A, 5.00%, 11/15/2029 (b)	300,000	346,989
Neshaminy, PA, School District, General Obligation Series B, 5.00%, 11/1/2034	2,290,000	2,613,279
Pennsylvania Turnpike Commission Revenue Series A, 5.00%, 12/1/2030	160,000	191,349
Pennsylvania, State College Area School District, General Obligation 5.00%, 3/15/2040	280,000	322,862
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue Series B, 5.00%, 1/1/2020	285,000	299,469
Pennsylvania, State General Obligation:
3.00%, 1/1/2031	700,000	696,269
3.00%, 9/15/2033 (b)	500,000	495,650
4.00%, 2/1/2034 (b)	750,000	802,875
4.00%, 9/15/2034	150,000	160,694
5.00%, 1/15/2019	360,000	372,568
5.00%, 2/1/2019	250,000	259,043
5.00%, 1/15/2020	195,000	207,080
5.00%, 9/15/2020	1,000,000	1,080,910
5.00%, 10/15/2020	100,000	108,334
5.00%, 7/1/2021	2,925,000	3,223,906
5.00%, 1/15/2022	175,000	194,957
5.00%, 9/15/2022	2,500,000	2,826,375
5.00%, 3/15/2023	120,000	136,800
5.00%, 4/1/2023	2,515,000	2,869,942
5.00%, 9/15/2023	100,000	115,151
5.00%, 10/15/2023	225,000	259,558
5.00%, 4/1/2024	1,490,000	1,725,941
5.00%, 7/1/2024	305,000	355,618
5.00%, 9/15/2024	135,000	157,966
5.00%, 1/15/2025	2,500,000	2,941,350
5.00%, 4/1/2025	395,000	457,548
5.00%, 9/15/2025	250,000	297,183
5.00%, 3/15/2026	800,000	947,792
5.00%, 4/1/2026	545,000	631,301
5.00%, 10/15/2026	685,000	788,599
5.00%, 2/1/2027	2,000,000	2,379,740
5.00%, 1/15/2028	2,965,000	3,561,024
5.00%, 10/15/2029	125,000	142,810

See accompanying notes to financial statements.

70

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Pennsylvania, State Higher Educational Facilities Authority Revenue:
Series A, 2.50%, 10/1/2045 (a)	$1,025,000	$1,015,744
Series A, 4.00%, 8/15/2033	190,000	208,259
Series A, 4.00%, 8/15/2034	145,000	158,469
Series A, 4.00%, 8/15/2035	470,000	512,526
Series AQ, 5.00%, 6/15/2020	575,000	618,183
Series AQ, 5.00%, 6/15/2021	100,000	110,339
Series AT-1, 5.00%, 6/15/2024	150,000	175,520
Series AT-1, 5.00%, 6/15/2030	100,000	119,019
Series B, 4.00%, 10/1/2038	210,000	226,214
Series B, 5.00%, 10/1/2025	200,000	244,448
Series B, 5.00%, 10/1/2035	1,150,000	1,350,353
Pennsylvania, State University, Revenue:
Series A, 5.00%, 9/1/2042	270,000	323,252
Series A, 5.00%, 9/1/2047	500,000	596,265
Series B, 4.00%, 9/1/2036	490,000	533,747
Series B, 5.00%, 9/1/2019	200,000	211,064
Series B, 5.00%, 9/1/2020	2,440,000	2,648,571
Series B, 5.00%, 9/1/2023	1,385,000	1,618,428
West View, PA, Municipal Authority Water Revenue 4.00%, 11/15/2043	885,000	937,268

		45,138,814

RHODE ISLAND — 0.1%
Rhode Island Health & Educational Building Corp., Revenue:
Series A, 4.00%, 5/15/2028	485,000	537,288
Series A, 5.00%, 5/15/2027	270,000	324,278
Rhode Island, State & Providence Plantations, Consolidated Capital Development, General Obligation Series D, 5.00%, 8/1/2024	250,000	297,025
Rhode Island, State & Providence Plantations, General Obligation:
Series A, 5.00%, 11/1/2019	265,000	280,863
Series B, 5.00%, 8/1/2031	795,000	972,436
Series D, 5.00%, 8/1/2020	115,000	124,348

See accompanying notes to financial statements.

71

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Rhode Island, State General Obligation Series D, 5.00%, 8/1/2027	$250,000	$296,178

		2,832,416

SOUTH CAROLINA — 0.3%
Aiken County, SC, Consolidated School District, General Obligation Series A, 5.00%, 3/1/2026	450,000	552,317
Beaufort County, SC, School District, General Obligation Series A, 5.00%, 3/1/2020	1,000,000	1,071,030
Charleston, SC, Educational Excellence Finance Corp. Revenue 5.00%, 12/1/2023	100,000	117,193
Columbia, SC, Waterworks & Sewer System Revenue 5.00%, 2/1/2038	100,000	112,562
Lexington, SC, School District No. 2, General Obligation 3.00%, 3/1/2038	125,000	122,949
Mount Pleasent, SC, Water & Sewer Revenue Series A, 5.00%, 6/1/2046	2,750,000	3,277,532
South Carolina, General Obligation Series A, 4.00%, 4/1/2031	2,585,000	2,954,474

		8,208,057

SOUTH DAKOTA — 0.0% (c)
South Dakota, State Building Authority Revenue Series B, 5.00%, 6/1/2038	500,000	558,055

TENNESSEE — 1.0%
Chattanooga, TN, Electric Revenue Series A, 5.00%, 9/1/2024	360,000	430,502
City of Clarksville, TN, Water Sewer & Gas Revenue 5.00%, 2/1/2041	3,000,000	3,519,090
Knoxville, TN, Wastewater System Revenue Series A, 3.50%, 4/1/2040	100,000	102,260
Memphis, TN, General Obligation:
Series A, 5.00%, 11/1/2023	1,250,000	1,464,287
Series A, 5.00%, 4/1/2026	2,175,000	2,603,236
Memphis-Shelby County, TN, Industrial Development Board, Revenue Series B, 5.00%, 11/1/2028	880,000	1,064,906
Metropolitan Government Nashville & Davidson County, TN, Electric Revenue:
5.00%, 7/1/2031	150,000	173,136
Series A, 5.00%, 5/15/2042	750,000	899,452
Series A, 5.00%, 7/1/2042	500,000	597,135

See accompanying notes to financial statements.

72

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2046	$250,000	$297,643
Series B, 5.00%, 5/15/2024	675,000	801,691
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
4.00%, 7/1/2033	610,000	672,800
5.00%, 7/1/2021	135,000	150,004
5.00%, 1/1/2024	105,000	123,750
5.00%, 1/1/2025	1,010,000	1,210,505
5.00%, 1/1/2026	155,000	188,686
Series A, 5.00%, 1/1/2020	100,000	106,587
Series A, 5.00%, 7/1/2024	530,000	629,227
Series C, 5.00%, 7/1/2020	200,000	216,104
Series C, 5.00%, 7/1/2027	1,530,000	1,849,158
Shelby, TN, General Obligation Series A, 5.00%, 4/1/2021	200,000	220,876
Sullivan County, TN, General Obligation 4.00%, 5/1/2045	2,170,000	2,323,831
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2022	150,000	171,710
Series A, 5.00%, 8/1/2027	245,000	305,510
Tennessee, State School Bond Authority Revenue:
5.00%, 11/1/2018	250,000	257,355
5.00%, 11/1/2021	280,000	313,765
5.00%, 11/1/2026	250,000	297,460
Series A, 5.00%, 11/1/2029	805,000	1,003,207
Series A, 5.00%, 11/1/2034	1,350,000	1,650,334
Series A, 5.00%, 11/1/2035	500,000	609,765
Series A, 5.00%, 11/1/2037	435,000	527,960
Series B, 5.00%, 11/1/2045	2,315,000	2,731,283

		27,513,215

TEXAS — 12.2%
Alamo, TX, Community College District, General Obligation:
5.00%, 8/15/2027	250,000	311,105
5.00%, 8/15/2028	640,000	794,541
5.00%, 8/15/2038	1,000,000	1,203,020
Alamo, TX, Regional Mobility Authority Revenue:
5.00%, 6/15/2039	800,000	919,920
5.00%, 6/15/2041	1,115,000	1,300,915
Aldine, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (b)	255,000	279,539
5.00%, 2/15/2022 (b)	4,115,000	4,626,453

See accompanying notes to financial statements.

73

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/15/2023 (b)	$100,000	$115,098
5.00%, 2/15/2024 (b)	220,000	258,647
Allen, TX, Independent School District, General Obligation:
4.00%, 2/15/2034 (b)	185,000	202,845
5.00%, 2/15/2027 (b)	285,000	346,614
Alvin, TX, Independent School District, General Obligation:
Series A, 4.00%, 2/15/2039 (b)	255,000	275,726
Series A, 5.00%, 2/15/2030 (b)	145,000	174,190
Series DI, 5.00%, 2/15/2025 (b)	250,000	295,340
Series DI, 5.00%, 2/15/2028 (b)	3,000,000	3,534,570
Arlington, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2026 (b)	925,000	1,064,166
Austin, TX, Community College District, General Obligation 5.00%, 8/1/2035	550,000	643,962
Austin, TX, Electric Utility System Revenue:
5.00%, 11/15/2033	250,000	300,083
Series A, 5.00%, 11/15/2021	100,000	111,938
Austin, TX, General Obligation:
5.00%, 9/1/2020	3,400,000	3,689,714
5.00%, 9/1/2022	300,000	342,873
5.00%, 9/1/2023	1,000,000	1,169,710
5.00%, 9/1/2034	415,000	486,339
Austin, TX, Independent School District, General Obligation:
5.00%, 8/1/2028 (b)	1,000,000	1,223,020
Series B, 5.00%, 8/1/2031 (b)	125,000	150,273
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2031	130,000	151,260
5.00%, 11/15/2033	115,000	133,068
5.00%, 11/15/2034	375,000	432,716
5.00%, 11/15/2039	5,065,000	5,799,476
Series A, 5.00%, 5/15/2021	145,000	160,189
Series A, 5.00%, 5/15/2022	240,000	272,107
Bexar County, TX, General Obligation:
4.00%, 6/15/2031	300,000	329,769
4.00%, 6/15/2034	750,000	814,860
5.00%, 6/15/2027	155,000	188,111
Series B, 5.00%, 6/15/2028	100,000	116,314
Bexar County, TX, Hospital District, General Obligation:

See accompanying notes to financial statements.

74

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/15/2021	$250,000	$273,658
5.00%, 2/15/2023	125,000	142,954
5.00%, 2/15/2026	140,000	167,954
5.00%, 2/15/2027	165,000	196,866
Birdville, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2030 (b)	150,000	178,176
Cleburne, TX, Independent School District, General Obligation 5.00%, 2/15/2041 (b)	955,000	1,124,006
Clint, TX, Independent School District, General Obligation 5.00%, 8/15/2045 (b)	250,000	289,340
Comal, TX, Independent School District, General Obligation Series B, 5.00%, 2/1/2024 (b)	185,000	217,538
Conroe, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (b)	170,000	204,044
Series A, 5.00%, 2/15/2025 (b)	185,000	222,048
Series A, 5.00%, 2/15/2027 (b)	45,000	49,474
Crowley, Independent School District, General Obligation:
Series B, 4.00%, 8/1/2037 (b)	140,000	152,194
Series B, 5.00%, 8/1/2036 (b)	100,000	118,219
Cypress-Fairbanks, TX, Independent School District, General Obligation:
4.00%, 2/15/2041 (b)	100,000	108,429
5.00%, 2/15/2020 (b)	1,500,000	1,603,755
5.00%, 2/15/2021 (b)	310,000	340,919
5.00%, 2/15/2028 (b)	435,000	521,474
Series B1, VRN, 3.00%, 2/15/2036 (a) (b)	170,000	173,206
Series C, 4.00%, 2/15/2019 (b)	825,000	847,745
Series C, 5.00%, 2/15/2023 (b)	440,000	508,988
Series C, 5.00%, 2/15/2024 (b)	100,000	118,263
Series C, 5.00%, 2/15/2028 (b)	120,000	140,401
Series C, 5.00%, 2/15/2044 (b)	2,695,000	3,061,789
Dallas County, TX, General Obligation 5.00%, 8/15/2025	100,000	120,781
Dallas, TX, Area Rapid Transit Revenue Series A, 5.00%, 12/1/2020	175,000	191,436
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A, 5.00%, 12/1/2021	200,000	224,626
Series A, 5.00%, 12/1/2026	560,000	669,525
Series A, 5.00%, 12/1/2028	160,000	192,106
Series A, 5.00%, 12/1/2030	105,000	125,062

See accompanying notes to financial statements.

75

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2034	$175,000	$205,949
Series A, 5.00%, 12/1/2035	200,000	234,900
Series A, 5.00%, 12/1/2036	190,000	222,857
Series A, 5.00%, 12/1/2041	1,025,000	1,195,867
Series A, 5.00%, 12/1/2046	2,200,000	2,558,226
Dallas, TX, General Obligation:
5.00%, 2/15/2021	110,000	120,165
5.00%, 2/15/2022	5,010,000	5,603,133
5.00%, 2/15/2024	1,610,000	1,876,664
5.00%, 2/15/2025	380,000	449,730
5.00%, 2/15/2026	1,000,000	1,148,290
5.00%, 2/15/2027	2,200,000	2,524,896
5.00%, 2/15/2029	705,000	825,752
5.00%, 2/15/2030	250,000	292,463
Series A, 4.00%, 2/15/2032	4,290,000	4,738,948
Dallas, TX, Independent School District, General Obligation:
1.50%, 2/15/2034 (a)	250,000	249,603
4.00%, 2/15/2032 (b)	10,000	10,993
5.00%, 8/15/2020 (b)	110,000	119,220
Series A, 4.00%, 2/15/2030 (b)	2,965,000	3,292,039
Series A, 4.00%, 2/15/2031 (b)	255,000	281,540
Series A, 5.00%, 8/15/2021 (b)	355,000	394,597
Series A, 5.00%, 8/15/2024 (b)	150,000	177,654
Series A, 5.00%, 2/15/2026 (b)	1,045,000	1,257,354
Series A, 5.00%, 8/15/2032 (b)	1,000,000	1,172,860
Series B5, VRN, 5.00%, 2/15/2036 (a) (b)	700,000	768,922
Dallas, TX, Waterworks & Sewer System Revenue:
Series A, 5.00%, 10/1/2019	100,000	105,913
Series A, 5.00%, 10/1/2027	100,000	120,784
Series A, 5.00%, 10/1/2033	380,000	451,888
Denton, TX, General Obligation:
4.00%, 2/15/2039	360,000	385,528
4.00%, 2/15/2045	210,000	224,335
Denton, TX, Independent School District, General Obligation:
5.00%, 8/15/2025 (b)	250,000	300,985
5.00%, 8/15/2028 (b)	175,000	209,788
Dripping Springs, TX, Independent School District, General Obligation:
5.00%, 2/15/2026 (b)	210,000	248,352
5.00%, 2/15/2027 (b)	130,000	153,742
El Paso, TX, General Obligation:

See accompanying notes to financial statements.

76

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 8/15/2042	$175,000	$188,197
5.00%, 8/15/2023	1,000,000	1,150,580
El Paso, TX, Water & Sewer Revenue 4.00%, 3/1/2019	190,000	195,200
Fort Bend County, TX, General Obligation:
Series B, 4.00%, 3/1/2029	150,000	168,398
Series B, 5.00%, 3/1/2028	520,000	626,486
Fort Worth, TX, Independent School District, General Obligation:
4.00%, 2/15/2035 (b)	5,000,000	5,364,100
5.00%, 2/15/2019 (b)	200,000	207,720
5.00%, 2/15/2020 (b)	100,000	106,766
5.00%, 2/15/2021 (b)	355,000	389,613
5.00%, 2/15/2022 (b)	615,000	692,478
5.00%, 2/15/2025 (b)	105,000	126,182
Fort Worth, TX, Water & Sewer System Revenue Series A, 5.00%, 2/15/2023	4,990,000	5,769,737
Frisco, TX, General Obligation:
5.00%, 2/15/2024	125,000	147,354
Series A, 5.00%, 2/15/2021	130,000	142,925
Series A, 5.00%, 2/15/2024	150,000	176,825
Series A, 5.00%, 2/15/2026	170,000	203,546
Garland, TX, Independent School District, General Obligation:
5.00%, 2/15/2029 (b)	220,000	262,447
5.00%, 2/15/2030 (b)	260,000	309,028
Grand Parkway, Transportation Corp. Revenue:
Series B, 5.00%, 4/1/2053	750,000	842,887
Series B, 5.25%, 10/1/2051	390,000	444,354
Grand Prairie, TX, Independent School District, General Obligation 4.00%, 8/15/2030 (b)	100,000	111,344
Harris County, TX, Flood Control District Revenue:
Series A, 5.00%, 10/1/2032	440,000	536,721
Series A, 5.00%, 10/1/2033	250,000	302,063
Series A, 5.00%, 10/1/2034	500,000	603,170
Harris County, TX, Flood Control District, General Obligation Series A, 5.00%, 10/1/2027	500,000	604,715
Harris County, TX, General Obligation:
5.00%, 8/15/2022	100,000	113,543
5.00%, 8/15/2026	160,000	180,686
5.00%, 8/15/2034	145,000	169,776

See accompanying notes to financial statements.

77

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2025	$1,210,000	$1,459,562
Series A, 5.00%, 8/15/2026	150,000	183,855
Series A, 5.00%, 8/15/2027	175,000	211,738
Series A, 5.00%, 10/1/2027	335,000	405,159
Series A, 5.00%, 10/1/2029	4,315,000	5,229,003
Series A, 5.00%, 10/1/2031	445,000	526,359
Series A, 5.00%, 10/1/2035	155,000	184,648
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
5.00%, 11/1/2020	115,000	125,365
5.00%, 11/1/2026	150,000	178,899
5.00%, 11/1/2027	130,000	155,046
Series A, 5.00%, 11/1/2024	195,000	232,430
Series A, 5.00%, 11/1/2026	295,000	362,531
Series A, 5.00%, 11/1/2028	140,000	170,040
Series B, 5.00%, 11/1/2024	200,000	238,390
Harris County, TX, Revenue:
5.00%, 8/15/2025	225,000	272,642
5.00%, 8/15/2028	175,000	209,186
5.00%, 8/15/2033	160,000	187,824
Series A, 5.00%, 8/15/2022	635,000	723,411
Series A, 5.00%, 8/15/2024	325,000	387,358
Series A, 5.00%, 8/15/2035	490,000	575,289
Series A, 5.00%, 8/15/2036	215,000	252,062
Houston, TX, Community College, General Obligation:
5.00%, 2/15/2030	100,000	114,101
5.00%, 2/15/2032	70,000	79,798
5.00%, 2/15/2034	450,000	510,183
Houston, TX, General Obligation:
Series A, 4.00%, 3/1/2036	395,000	420,154
Series A, 5.00%, 3/1/2019	170,000	176,800
Series A, 5.00%, 3/1/2020	4,225,000	4,529,791
Series A, 5.00%, 3/1/2021	1,120,000	1,232,896
Series A, 5.00%, 3/1/2022	185,000	207,520
Series A, 5.00%, 3/1/2024	1,300,000	1,523,327
Series A, 5.00%, 3/1/2025	2,355,000	2,723,851
Series A, 5.00%, 3/1/2029	835,000	965,352
Series A, 5.00%, 3/1/2030	250,000	295,670
Series A, 5.00%, 3/1/2038	310,000	349,218
Series A, 5.00%, 3/1/2043	475,000	533,862
Houston, TX, Independent School District Public Facility Corp.:
5.00%, 9/15/2019	450,000	475,862

See accompanying notes to financial statements.

78

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/15/2020	$2,715,000	$2,949,630
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (b)	605,000	646,194
5.00%, 2/15/2023 (b)	630,000	726,113
5.00%, 2/15/2024 (b)	595,000	700,648
5.00%, 2/15/2025 (b)	4,150,000	4,984,150
5.00%, 2/15/2026 (b)	5,365,000	6,551,738
5.00%, 2/15/2027 (b)	500,000	619,725
5.00%, 2/15/2042 (b)	315,000	374,595
Series A, 4.00%, 2/15/2040 (b)	130,000	140,761
Series A, 5.00%, 2/15/2020 (b)	195,000	208,278
Series A, 5.00%, 2/15/2022 (b)	300,000	337,794
Series A, 5.00%, 2/15/2027 (b)	450,000	549,162
Series A, 5.00%, 2/15/2030 (b)	360,000	434,840
Series A, 5.00%, 2/15/2031 (b)	415,000	498,203
Series A2, VRN, 3.00%, 6/1/2039 (a) (b)	105,000	106,806
Series C, 5.00%, 2/15/2019	50,000	51,964
VRN, 3.00%, 6/1/2039 (a) (b)	140,000	140,769
Houston, TX, Utilities System Revenue:
Series B, 4.00%, 11/15/2037	250,000	269,128
Series B, 5.00%, 11/15/2019	240,000	254,897
Series B, 5.00%, 11/15/2025	200,000	241,850
Series B, 5.00%, 11/15/2026	230,000	282,447
Series B, 5.00%, 11/15/2029	1,085,000	1,332,564
Series B, 5.00%, 11/15/2034	840,000	1,000,902
Series B, 5.00%, 11/15/2035	1,020,000	1,212,709
Series B, 5.00%, 11/15/2036	555,000	658,890
Series C, 4.00%, 5/15/2021	200,000	213,902
Series C, 5.00%, 5/15/2020	210,000	225,599
Series C, 5.00%, 5/15/2022	295,000	332,613
Series C, 5.00%, 5/15/2026	245,000	288,407
Series D, 5.00%, 11/15/2020	2,775,000	3,021,975
Series D, 5.00%, 11/15/2022	190,000	216,682
Judson, TX, Independent School District, General Obligation:
4.00%, 2/1/2041 (b)	300,000	323,607
5.00%, 2/1/2025 (b)	185,000	222,131
Katy, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (b)	185,000	202,749
5.00%, 2/15/2042 (b)	230,000	273,309
Series A, 5.00%, 8/1/2025 (b)	125,000	151,148
Series A, 5.00%, 2/15/2028 (b)	2,210,000	2,631,557

See accompanying notes to financial statements.

79

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 2/15/2024 (b)	$3,065,000	$3,599,567
Keller, TX, Independent School District, General Obligation 4.00%, 8/15/2040 (b)	540,000	584,156
Klein, TX, Independent School District, General Obligation 4.00%, 8/1/2046 (b)	100,000	107,355
Lamar, TX, Consolidated Independent School District, General Obligation:
5.00%, 2/15/2019 (b)	2,500,000	2,596,500
5.00%, 2/15/2021 (b)	400,000	440,152
5.00%, 2/15/2022 (b)	110,000	124,185
Series A, 4.00%, 2/15/2029 (b)	1,700,000	1,891,046
Leander, TX, Independent School District, General Obligation:
Zero Coupon, 8/15/2036 (b)	335,000	164,545
Series A, 2.25%, 8/15/2045 (a) (b)	150,000	147,267
Series A, 5.00%, 8/15/2026 (b)	945,000	1,146,578
Series A, 5.00%, 8/15/2040 (b)	160,000	186,254
Series C, Zero Coupon, 8/15/2047 (b)	140,000	34,395
Series D, Zero Coupon, 8/15/2020 (b)	335,000	320,237
Series D, Zero Coupon, 8/15/2023 (b)	100,000	89,375
Series D, Zero Coupon, 8/15/2024 (b)	130,000	112,405
Series D, 0.00%, 8/15/2037 (b)	150,000	66,627
Series D, Zero Coupon, 8/15/2039 (b)	585,000	231,713
Series D, Zero Coupon, 8/15/2040 (b)	515,000	193,475
Series D, Zero Coupon, 8/15/2041 (b)	220,000	78,441
Lewisville, TX, Independent School District, General Obligation:
3.25%, 8/15/2036 (b)	100,000	100,898
5.00%, 8/15/2023 (b)	300,000	350,361
Series A, 5.00%, 8/15/2021 (b)	105,000	116,907
Series B, 5.00%, 8/15/2028	400,000	479,068
Lone Star, TX, College System, General Obligation:
5.00%, 2/15/2033	300,000	357,450
Series B, 5.00%, 2/15/2021	100,000	109,782
Series B, 5.00%, 2/15/2023	290,000	333,935
Series B, 5.00%, 2/15/2024	920,000	1,081,037
Series B, 5.00%, 2/15/2025	270,000	323,476
Lubbock, TX, General Obligation:
5.00%, 2/15/2020	185,000	197,717
5.00%, 2/15/2024	410,000	480,475
Montgomery, TX, State General Obligation Series A, 4.00%, 3/1/2042	405,000	432,597

See accompanying notes to financial statements.

80

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
North East, TX, Independent School District, General Obligation:
4.00%, 8/1/2032 (b)	$230,000	$253,012
5.00%, 8/1/2024 (b)	240,000	285,470
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	625,000	738,440
5.00%, 9/1/2027	200,000	239,902
5.00%, 9/1/2028	5,020,000	5,994,131
Northside, TX, Independent School District, General Obligation:
4.00%, 8/15/2040 (b)	190,000	205,132
4.00%, 8/15/2045 (b)	275,000	296,117
5.00%, 8/1/2021 (b)	250,000	277,873
VRN, 1.45%, 6/1/2047 (a) (b)	135,000	133,921
Northwest, TX, Independent School District, General Obligation:
5.00%, 2/15/2029 (b)	225,000	269,069
5.00%, 2/15/2042 (b)	380,000	446,641
Series B, 5.00%, 2/15/2023 (b)	230,000	265,818
Pasadena, TX, Independent School District, General Obligation Series B, VRN, 3.00%, 2/15/2044 (a) (b)	800,000	817,024
Pearland, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2030 (b)	490,000	588,642
Pflugerville, TX, Independent School District, General Obligation 5.00%, 2/15/2028 (b)	115,000	135,492
Plano, TX, Independent School District, General Obligation:
5.00%, 2/15/2019 (b)	635,000	659,511
5.00%, 2/15/2021 (b)	600,000	659,268
Series A, 5.00%, 2/15/2022 (b)	115,000	129,634
Series B, 5.00%, 2/15/2019 (b)	150,000	155,790
Series B, 5.00%, 2/15/2021 (b)	525,000	576,859
Port Arthur, TX, Independent School District, General Obligation:
Series A, 4.00%, 2/15/2045 (b)	1,180,000	1,271,474
Series A, 5.00%, 2/15/2045 (b)	165,000	191,502
Round Rock, TX, Independent School District, General Obligation 5.00%, 8/1/2026	150,000	184,643
San Antonio, TX, Electric & Gas Revenue:

See accompanying notes to financial statements.

81

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/1/2019	$240,000	$248,839
5.00%, 2/1/2020	3,995,000	4,264,146
5.00%, 2/1/2024	165,000	195,162
5.00%, 2/1/2026	2,390,000	2,922,325
5.00%, 2/1/2027	165,000	202,524
5.00%, 2/1/2028	100,000	122,039
5.00%, 2/1/2031	100,000	120,132
5.00%, 2/1/2038	300,000	336,006
5.00%, 2/1/2043	475,000	529,848
Series C, VRN, 3.00%, 12/1/2045 (a)	345,000	353,001
Series D, VRN, 3.00%, 12/1/2045 (a)	1,675,000	1,750,191
San Antonio, TX, General Obligation:
5.00%, 2/1/2019	625,000	648,706
5.00%, 2/1/2020	250,000	267,300
5.00%, 2/1/2021	755,000	829,873
5.00%, 2/1/2025	100,000	118,154
5.00%, 2/1/2028	3,525,000	4,339,099
San Antonio, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (b)	305,000	344,071
5.00%, 2/15/2023 (b)	2,030,000	2,346,132
5.00%, 2/15/2024 (b)	250,000	295,340
5.00%, 2/15/2027 (b)	170,000	203,172
San Antonio, TX, Water System Revenue:
Series A, 5.00%, 5/15/2020	285,000	306,583
Series A, 5.00%, 5/15/2024	250,000	292,978
Series A, 5.00%, 5/15/2029	160,000	192,840
Series A, 5.00%, 5/15/2030	500,000	599,675
Series C, 4.00%, 5/15/2037	130,000	140,578
Series C, 5.00%, 5/15/2026	160,000	195,978
San Jacinto, TX, Community College District, General Obligation Series A, 4.00%, 2/15/2041	515,000	546,503
Schertz-Cibolo-Universal City Independent School District, General Obligation:
4.00%, 2/1/2035 (b)	1,000,000	1,069,510
4.00%, 2/1/2036 (b)	110,000	117,455
Spring Independent School District, General Obligation:
5.00%, 8/15/2022 (b)	200,000	228,132
5.00%, 8/15/2026 (b)	265,000	321,527
Tarrant, TX, Regional Water District Revenue:
5.00%, 3/1/2020	130,000	139,234
5.00%, 3/1/2024	200,000	235,882

See accompanying notes to financial statements.

82

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 3/1/2025	$150,000	$179,882
5.00%, 3/1/2026	510,000	611,597
Texas, State A&M University Revenue:
Series B, 4.00%, 5/15/2044	265,000	282,782
Series B, 5.00%, 5/15/2024	2,000,000	2,322,620
Series B, 5.00%, 5/15/2029	150,000	174,197
Series D, 5.00%, 5/15/2024	215,000	249,682
Series D, 5.00%, 5/15/2026	140,000	162,583
Series E, 5.00%, 5/15/2028	1,000,000	1,242,510
Texas, State General Obligation:
5.00%, 4/1/2019	150,000	156,483
5.00%, 10/1/2019	100,000	105,913
5.00%, 4/1/2020	695,000	746,235
5.00%, 10/1/2020	4,070,000	4,433,125
5.00%, 10/1/2023	500,000	586,935
5.00%, 4/1/2025	550,000	664,867
5.00%, 10/1/2025	630,000	747,325
5.00%, 4/1/2043	1,450,000	1,706,693
Series A, 4.00%, 10/1/2033	130,000	144,391
Series A, 5.00%, 10/1/2019	185,000	195,939
Series A, 5.00%, 10/1/2021	160,000	179,072
Series A, 5.00%, 10/1/2022	170,000	194,961
Series A, 5.00%, 10/1/2023	1,350,000	1,584,724
Series A, 5.00%, 10/1/2024	2,135,000	2,558,029
Series A, 5.00%, 4/1/2025	160,000	193,416
Series A, 5.00%, 10/1/2025	1,065,000	1,278,256
Series A, 5.00%, 4/1/2026	405,000	457,545
Series A, 5.00%, 10/1/2026	165,000	197,693
Series A, 5.00%, 10/1/2027	270,000	327,623
Series A, 5.00%, 10/1/2028	385,000	456,987
Series A, 5.00%, 4/1/2029	100,000	121,930
Series A, 5.00%, 10/1/2030	5,125,000	6,069,076
Series A, 5.00%, 10/1/2032	100,000	122,176
Series A, 5.00%, 4/1/2044	500,000	588,110
Series A, 5.00%, 10/1/2044	3,580,000	4,149,041
Series B, 5.00%, 10/1/2032	1,500,000	1,832,640
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2021	230,000	257,683
5.00%, 10/1/2022	1,470,000	1,686,560
5.00%, 10/1/2024	245,000	292,858
5.00%, 10/1/2025	2,125,000	2,583,617
Series A, 5.00%, 4/1/2019	405,000	422,504

See accompanying notes to financial statements.

83

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/2020	$300,000	$322,323
Series A, 5.00%, 4/1/2021	915,000	1,011,423
Series A, 5.00%, 4/1/2022	320,000	362,637
Series A, 5.00%, 4/1/2023	150,000	173,997
Series A, 5.00%, 10/1/2024	150,000	179,301
Series A, 5.00%, 4/1/2025	955,000	1,132,850
Series A, 5.00%, 10/1/2025	490,000	595,752
Series A, 5.00%, 10/1/2026	250,000	308,758
Series A, 5.00%, 4/1/2033	225,000	261,421
Texas, State University System Revenue Series A, 5.00%, 3/15/2022	250,000	281,675
Texas, State Water Development Board Revenue:
5.00%, 4/15/2024	205,000	243,534
5.00%, 4/15/2027	2,990,000	3,692,889
5.00%, 4/15/2029	100,000	122,787
5.00%, 10/15/2041	1,465,000	1,734,399
5.00%, 10/15/2046	935,000	1,102,122
Series A, 4.00%, 10/15/2033	2,020,000	2,215,071
Series A, 4.00%, 10/15/2047	970,000	1,054,254
Series A, 5.00%, 4/15/2027	670,000	815,269
Series A, 5.00%, 10/15/2031	560,000	671,143
Series A, 5.00%, 10/15/2040	575,000	676,970
Series A, 5.00%, 10/15/2045	4,300,000	5,035,988
Series A, 5.00%, 10/15/2047	750,000	900,270
Tomball, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (b)	115,000	138,453
Travis County, TX, General Obligation Series A, 5.00%, 3/1/2023	120,000	138,586
Trinity River, TX, Authority Regional Wastewater System Revenue 5.00%, 8/1/2020	215,000	233,215
Trinity, TX, River Authority Central Regional Wastewater System Revenue:
5.00%, 8/1/2024	275,000	329,167
5.00%, 8/1/2025	300,000	366,288
5.00%, 8/1/2029	4,000,000	4,935,200
5.00%, 8/1/2037	595,000	713,137
Tyler, TX, Independent School District, General Obligation:
4.00%, 2/15/2047 (b)	500,000	539,610
5.00%, 2/15/2038 (b)	500,000	563,000

See accompanying notes to financial statements.

84

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
United, TX, Independent School District, General Obligation 5.00%, 8/15/2044 (b)	$445,000	$511,861
University of Houston, Revenue Series A, 4.00%, 2/15/2025	200,000	226,834
University of North Texas Revenue:
Series A, 5.00%, 4/15/2027	1,250,000	1,540,037
Series A, 5.00%, 4/15/2029	100,000	121,704
Series A, 5.00%, 4/15/2045	345,000	395,415
University of Texas, Permanent University Fund Revenue:
5.00%, 7/1/2041	390,000	446,441
Series A, 5.50%, 7/1/2026	100,000	124,326
Series B, 5.00%, 7/1/2021	150,000	166,887
Series B, 5.00%, 7/1/2025	150,000	178,992
University of Texas, Revenue:
5.00%, 3/15/2038	1,150,000	1,297,108
Series A, 4.00%, 8/15/2042	1,205,000	1,295,532
Series A, 5.00%, 3/15/2021	100,000	109,872
Series A, 5.00%, 3/15/2023	200,000	230,554
Series A, 5.00%, 3/15/2026	465,000	566,863
Series A, 5.00%, 3/15/2027	875,000	1,079,662
Series A, 5.00%, 3/15/2028	1,210,000	1,482,843
Series A, 5.00%, 8/15/2029	1,025,000	1,213,272
Series A, 5.00%, 3/15/2030	2,120,000	2,572,514
Series A, 5.00%, 3/15/2031	3,300,000	3,977,193
Series B, 2.25%, 8/15/2035 (a)	415,000	416,643
Series B, 2.50%, 8/15/2036 (a)	535,000	521,625
Series B, 2.50%, 8/15/2046 (a)	455,000	450,459
Series B, 3.38%, 8/15/2044	1,310,000	1,334,261
Series B, 5.00%, 8/15/2027	350,000	417,155
Series C, 3.00%, 8/15/2035	470,000	466,804
Series C, 5.00%, 8/15/2028	1,000,000	1,242,450
Series E, 5.00%, 8/15/2026	140,000	172,964
Series E, 5.00%, 8/15/2027	4,130,000	5,167,910
Series F, 2.00%, 8/15/2041 (a)	2,290,000	2,167,187
Series H, 5.00%, 8/15/2019	210,000	221,138
Series H, 5.00%, 8/15/2020	115,000	124,793
Series H, 5.00%, 8/15/2022	235,000	268,614
Series I, 5.00%, 8/15/2023	100,000	117,020
Series I, 5.00%, 8/15/2024	4,060,000	4,850,157
Series J, 5.00%, 8/15/2025	125,000	152,256
Series J, 5.00%, 8/15/2026	200,000	247,092
Via, TX, Metropolitan Transit Revenue:

See accompanying notes to financial statements.

85

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/15/2025	$125,000	$151,395
5.00%, 7/15/2028	585,000	719,597
5.00%, 7/15/2029	135,000	165,317
Waco, TX, General Obligation:
5.00%, 2/1/2023	145,000	167,037
5.00%, 2/1/2024	125,000	147,141
Waxahachie, TX, Independent School District, General Obligation 4.00%, 8/15/2045 (b)	110,000	117,655
Ysleta, TX, Independent School District, General Obligation:
5.00%, 8/15/2027 (b)	300,000	357,768
5.00%, 8/15/2047 (b)	2,865,000	3,370,902

		324,621,118

UTAH — 0.5%
Alpine, UT, School District, General Obligation 5.00%, 3/15/2024	100,000	118,691
Jordan, UT, School District, General Obligation 5.00%, 6/15/2019	390,000	408,927
University of Utah, Revenue:
Series A, 5.00%, 8/1/2030	3,390,000	4,162,920
Series B-1, 5.00%, 8/1/2023	100,000	116,851
Series B-1, 5.00%, 8/1/2026	2,100,000	2,594,298
Utah, State General Obligation:
5.00%, 7/1/2019	400,000	420,428
5.00%, 7/1/2026	3,350,000	4,170,013
Utah, State Transit Authority, Sales Tax Revenue 5.00%, 6/15/2028	160,000	192,577

		12,184,705

VIRGINIA — 2.7%
Arlington County, VA, General Obligation Series B, 5.00%, 8/15/2026	710,000	880,982
Fairfax County, VA, Economic Development Authority Facilities Revenue Series A, 5.00%, 10/1/2020	1,700,000	1,847,373
Fairfax County, VA, Economic Development Authority, Improvement Revenue 5.00%, 4/1/2025	325,000	392,145
Fairfax County, VA, Economic Development Authority, Transportation District, Improvement Revenue 5.00%, 4/1/2027	2,600,000	3,161,392
Fairfax County, VA, General Obligation:

See accompanying notes to financial statements.

86

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 10/1/2027	$500,000	$571,970
Series A, 4.00%, 10/1/2034	875,000	972,020
Series A, 4.00%, 10/1/2036	300,000	331,707
Series A, 5.00%, 10/1/2025	175,000	210,658
Series A, 5.00%, 10/1/2027	560,000	625,453
Series A, 5.00%, 10/1/2030	225,000	251,298
Series A, 5.00%, 10/1/2032	100,000	120,752
Series B, 5.00%, 10/1/2022	240,000	275,947
Series B, 5.00%, 10/1/2025	200,000	244,428
Series C, 5.00%, 10/1/2019	500,000	529,475
Series C, 5.00%, 10/1/2020	100,000	109,063
Fairfax County, VA, Sewer Revenue:
5.00%, 7/15/2044	5,740,000	6,934,264
Series A, 3.50%, 7/15/2036	3,500,000	3,673,950
Fairfax County, VA, Water Authority Revenue 5.00%, 4/1/2041	675,000	813,490
Hampton Roads, VA, Sanitation District, Wastewater Revenue:
Series A, 3.00%, 8/1/2035	150,000	150,903
Series A, 3.00%, 8/1/2036	175,000	175,789
Loudoun, VA, General Obligation:
Series A, 5.00%, 12/1/2022	1,000,000	1,154,840
Series A, 5.00%, 12/1/2024	170,000	195,803
Lynchburg, VA, General Obligation 4.00%, 6/1/2044	160,000	170,613
Richmond, VA, General Obligation:
Series A, 5.00%, 3/1/2025	105,000	121,151
Series B, 5.00%, 7/15/2022	1,500,000	1,709,460
Richmond, VA, Public Utility Revenue:
4.00%, 1/15/2036	300,000	322,380
Series A, 5.00%, 1/15/2019	100,000	103,638
University of Virginia, Revenue:
Series A, 4.00%, 4/1/2045	1,200,000	1,292,160
Series A, 5.00%, 4/1/2038	1,000,000	1,210,680
Series A, 5.00%, 4/1/2042	500,000	603,045
Series A, 5.00%, 6/1/2043	1,025,000	1,174,578
Series A, 5.00%, 4/1/2047	2,000,000	2,403,020
Series B, 5.00%, 4/1/2044	5,000,000	6,021,300
Virginia, Beach General Obligation Series B, 5.00%, 9/15/2024	375,000	449,887
Virginia, Commonwealth Transportation Board Revenue:
4.00%, 5/15/2034	800,000	876,768
4.00%, 5/15/2038	3,340,000	3,625,102

See accompanying notes to financial statements.

87

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 3/15/2022	$150,000	$169,393
5.00%, 9/15/2023	2,800,000	3,273,340
5.00%, 3/15/2024	1,580,000	1,843,245
5.00%, 3/15/2025	2,500,000	3,009,825
5.00%, 9/15/2025	200,000	230,984
5.00%, 3/15/2032	130,000	158,461
Series A, 5.00%, 5/15/2020	150,000	161,432
Series A, 5.00%, 5/15/2032	100,000	122,227
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2031	300,000	364,917
Series A, 5.00%, 2/1/2020	245,000	261,538
Series A, 5.00%, 2/1/2023	120,000	138,364
Series A, 5.00%, 2/1/2024	140,000	164,886
Series A, 5.00%, 2/1/2025	1,735,000	2,083,232
Series A, 5.00%, 9/1/2028	1,835,000	2,241,361
Series A, 5.00%, 2/1/2031	500,000	599,260
Series D, 5.00%, 2/1/2022	330,000	371,613
Series D, 5.00%, 2/1/2024	210,000	247,330
Virginia, State Commonwealth Transportation Board:
3.00%, 5/15/2041	300,000	292,104
5.00%, 3/15/2021	130,000	143,133
Virginia, State Commonwealth Transportation Board General Obligation Series B, 5.00%, 6/1/2022	150,000	171,085
Virginia, State General Obligation Series B, 5.00%, 6/1/2026	200,000	244,526
Virginia, State Public Building Authority Revenue:
Series A, 3.00%, 8/1/2032	210,000	211,422
Series A, 3.00%, 8/1/2033	100,000	99,999
Series B, 5.00%, 8/1/2022	450,000	513,211
Series C, 4.00%, 8/1/2025	500,000	564,300
Virginia, State Public School Authority Revenue:
5.00%, 8/1/2025	175,000	213,391
5.00%, 8/1/2027	2,405,000	2,909,954
Series A, 5.00%, 8/1/2021	270,000	300,202
Series A, 5.00%, 8/1/2023	225,000	262,523
Series C, 3.38%, 8/1/2047	150,000	150,425
Virginia, State Resource Authority Infrastructure Revenue:
5.00%, 10/1/2026	250,000	305,560
5.00%, 11/1/2040	2,500,000	2,978,975
5.00%, 11/1/2045	160,000	190,024
Series A, 5.00%, 11/1/2032	30,000	34,434

See accompanying notes to financial statements.

88

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 11/1/2023	$20,000	$22,388
Virginia, State Transportation Board Revenue 4.00%, 3/15/2028	2,500,000	2,763,950

		71,520,498

WASHINGTON — 4.0%
Central Puget Sound, WA, Regional Transit Authority Revenue:
Series P1, 5.00%, 2/1/2021	155,000	170,666
Series P1, 5.00%, 2/1/2023	210,000	237,098
Series S1, 5.00%, 11/1/2025	300,000	367,339
Series S1, 5.00%, 11/1/2027	585,000	714,408
Series S1, 5.00%, 11/1/2030	145,000	174,854
Series S1, 5.00%, 11/1/2031	680,000	817,292
Series S1, 5.00%, 11/1/2035	185,000	221,589
Series S1, 5.00%, 11/1/2046	3,505,000	4,882,220
Central Puget Sound, WA, Regional Transportation Authority, Sales & Use Tax Revenue:
Series S1, 5.00%, 11/1/2032	700,000	838,544
Series S1, 5.00%, 11/1/2036	2,500,000	2,969,125
Series S1, 5.00%, 11/1/2045	3,195,000	3,752,112
Energy Northwest, WA, Electric Revenue:
5.00%, 7/1/2026	250,000	301,958
Series A, 5.00%, 7/1/2025	145,000	175,923
Series A, 5.00%, 7/1/2026	3,155,000	3,493,184
Series A, 5.00%, 7/1/2027	430,000	531,144
Series A, 5.00%, 7/1/2028	510,000	630,433
Series A, 5.00%, 7/1/2030	195,000	209,808
Series A, 5.00%, 7/1/2031	235,000	272,920
Series A, 5.00%, 7/1/2033	520,000	633,194
Series A, 5.00%, 7/1/2038	150,000	175,373
Series A, 5.00%, 7/1/2040	1,175,000	1,344,024
Series C, 5.00%, 7/1/2025	110,000	133,459
Series C, 5.00%, 7/1/2026	325,000	392,545
Series C, 5.00%, 7/1/2031	2,200,000	2,610,102
Series C-1, 5.00%, 7/1/2026	2,075,000	2,450,969
Energy Northwest, WA, Electricity Revenue:
Series A, 5.00%, 7/1/2021	280,000	311,321
Series A, 5.00%, 7/1/2022	115,000	131,193
King County, School District No. 401 Highline, General Obligation:
4.00%, 12/1/2035	1,300,000	1,411,566
5.00%, 12/1/2030	725,000	879,940

See accompanying notes to financial statements.

89

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
King County, School District No. 414, Lake Washington, General Obligation:
4.00%, 12/1/2026	$110,000	$125,762
4.00%, 12/1/2030	2,500,000	2,786,850
5.00%, 12/1/2022	1,015,000	1,169,574
5.00%, 12/1/2030	2,100,000	2,571,345
King County, WA, General Obligation:
5.00%, 7/1/2022	100,000	113,988
5.00%, 7/1/2025	145,000	174,521
5.00%, 7/1/2027	645,000	774,445
Series E, 5.00%, 12/1/2029	100,000	121,685
King County, WA, Sewer Revenue:
5.00%, 7/1/2038	2,270,000	2,646,343
Series A, 4.00%, 7/1/2035	3,265,000	3,522,053
Series B, 5.00%, 7/1/2039	1,545,000	1,772,038
Pierce County, School District No. 10 Tacoma, General Obligation:
5.00%, 12/1/2039	880,000	1,039,086
5.25%, 12/1/2038	675,000	804,883
Pierce County, School District No. 3 Puyallup, General Obligation:
5.00%, 12/1/2030	180,000	220,912
Series A, 5.00%, 12/1/2024	575,000	661,399
Seattle, WA, Drainage & Wastewater Revenue 4.00%, 4/1/2033	775,000	850,803
Seattle, WA, General Obligation:
5.00%, 1/1/2038	3,790,000	4,545,612
Series A, 5.00%, 6/1/2023	100,000	116,596
Series A, 5.00%, 6/1/2024	225,000	268,108
Series A, 5.00%, 6/1/2025	3,450,000	4,194,027
Seattle, WA, Municipal Light & Power Revenue Series B, 5.00%, 4/1/2028	135,000	164,264
Seattle, WA, Water System Revenue:
4.00%, 8/1/2031	115,000	128,139
5.00%, 5/1/2021	575,000	636,324
5.00%, 5/1/2024	100,000	118,660
Spokane, WA, Water & Wastewater System Revenue
5.00%, 12/1/2023	120,000	141,218
Series A, 5.00%, 1/1/2020	1,640,000	1,746,011
Tacoma, WA, General Obligation:
Series A, 5.00%, 12/1/2031	245,000	295,171
Series A, 5.00%, 12/1/2032	360,000	432,126
University of Washington, Revenue:

See accompanying notes to financial statements.

90

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 12/1/2041	$300,000	$325,989
Series B, 5.00%, 6/1/2037	3,000,000	3,517,740
Washington, State Series C, COPs, 5.00%, 7/1/2021	250,000	277,068
Washington, State General Obligation:
Series A, 5.00%, 7/1/2018	150,000	152,645
Series A, 5.00%, 7/1/2024	115,000	136,917
Series A, 5.00%, 8/1/2027	215,000	258,787
Series A, 5.00%, 8/1/2033	2,200,000	2,530,374
Series A, 5.00%, 8/1/2034	1,000,000	1,146,770
Series A, 5.00%, 8/1/2035	800,000	938,200
Series A, 5.00%, 8/1/2037	300,000	358,443
Series A, 5.00%, 8/1/2038	100,000	113,944
Series A-1, 5.00%, 8/1/2024	195,000	232,608
Series A-1, 5.00%, 8/1/2033	110,000	130,712
Series A-1, 5.00%, 8/1/2034	300,000	355,569
Series A-1, 5.00%, 8/1/2036	425,000	503,400
Series A-1, 5.00%, 8/1/2040	650,000	767,435
Series B, 5.00%, 7/1/2023	125,000	145,836
Series B, 5.00%, 7/1/2024	575,000	684,583
Series B, 5.00%, 8/1/2028	505,000	586,315
Series B, 5.00%, 7/1/2029	500,000	600,900
Series B, 5.00%, 7/1/2031	275,000	327,610
Series B, 5.00%, 8/1/2031	345,000	399,365
Series B, 5.00%, 8/1/2040	3,080,000	3,636,464
Series C, 5.00%, 2/1/2020	220,000	235,316
Series C, 5.00%, 7/1/2030	760,000	901,048
Series C, 5.00%, 2/1/2032	105,000	124,851
Series C, 5.00%, 2/1/2035	1,540,000	1,813,827
Series C, 5.00%, 2/1/2039	3,000,000	3,511,950
Series D, 3.00%, 2/1/2031	605,000	608,969
Series D, 3.00%, 2/1/2032	120,000	120,336
Series D, 5.00%, 2/1/2021	130,000	143,098
Series D, 5.00%, 2/1/2025	225,000	265,563
Series D, 5.00%, 2/1/2027	145,000	170,958
Series D, 5.00%, 2/1/2031	1,155,000	1,373,919
Series D, 5.00%, 2/1/2033	225,000	261,488
Series D, 5.00%, 2/1/2034	135,000	156,642
Series D, 5.00%, 2/1/2038	2,025,000	2,340,900
Series E, 5.00%, 2/1/2022	825,000	931,458
Series E, 5.00%, 7/1/2024	125,000	148,823
Series E, 5.00%, 7/1/2025	225,000	270,808
Series E, 5.00%, 2/1/2026	350,000	412,657

See accompanying notes to financial statements.

91

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series E, 5.00%, 2/1/2031	$2,185,000	$2,548,824
Series E, 5.00%, 2/1/2032	505,000	587,830
Series E, 5.00%, 7/1/2033	3,395,000	3,988,887
Series H, 5.00%, 7/1/2030	2,165,000	2,566,802
Series R, 4.00%, 8/1/2019	110,000	114,219
Series R-2015-D, 5.00%, 7/1/2027	315,000	376,850
Series R-2017-C, 5.00%, 8/1/2024	350,000	417,501
Series R-2017-C, 5.00%, 8/1/2025	100,000	121,545

		106,018,989

WEST VIRGINIA — 0.1%
West Virginia, State General Obligation:
Series A, 5.00%, 6/1/2018	100,000	101,452
Series A, 5.00%, 6/1/2022	625,000	709,719
Series A, 5.00%, 11/1/2022	680,000	779,831
Series A, 5.00%, 6/1/2024	140,000	165,892
Series A, 5.00%, 6/1/2025	180,000	217,434

		1,974,328

WISCONSIN — 1.6%
Madison, WI, General Obligation Series A, 4.00%, 10/1/2023	110,000	123,212
Milwaukee, WI, General Obligation:
5.00%, 4/1/2024	125,000	148,440
Series N2, 4.00%, 3/1/2022	200,000	216,806
Series N2, 4.00%, 3/1/2025	100,000	113,066
Series N2, 4.00%, 3/1/2026	125,000	142,825
Public Finance Authority, WI, Lease Development Revenue 5.00%, 3/1/2029	300,000	353,352
Wisconsin, State Clean Water Revenue:
5.00%, 6/1/2028	1,000,000	1,180,970
5.00%, 6/1/2029	2,100,000	2,480,037
5.00%, 6/1/2030	1,785,000	2,108,031
5.00%, 6/1/2031	3,130,000	3,696,436
Series 1, 5.00%, 6/1/2025	120,000	138,774
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2019	145,000	152,318
Series 1, 5.00%, 7/1/2022	315,000	330,608
Series 1, 5.00%, 7/1/2024	325,000	341,104
Series 1, 5.00%, 7/1/2026	3,020,000	3,724,536
Series 1, 5.00%, 7/1/2031	235,000	267,110
Wisconsin, State Environmental Improvement Fund Revenue:
Series A, 5.00%, 6/1/2027	260,000	315,068

See accompanying notes to financial statements.

92

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2029	$140,000	$168,260
Series A, 5.00%, 6/1/2030	150,000	179,367
Wisconsin, State General Obligation:
5.00%, 5/1/2027	100,000	120,730
Series 1, 5.00%, 5/1/2021	385,000	426,191
Series 1, 5.00%, 5/1/2022	350,000	397,358
Series 1, 5.00%, 11/1/2022	925,000	1,063,112
Series 1, 5.00%, 11/1/2027	255,000	307,089
Series 2, 5.00%, 11/1/2022	500,000	574,655
Series 2, 5.00%, 11/1/2023	1,000,000	1,175,050
Series 2, 5.00%, 11/1/2024	1,010,000	1,210,293
Series 2, 5.00%, 11/1/2025	1,125,000	1,372,950
Series 2, 5.00%, 11/1/2026	285,000	353,087
Series 2, 5.00%, 11/1/2027	3,015,000	3,757,866
Series 2, 5.00%, 11/1/2028	500,000	620,320
Series 3, 5.00%, 11/1/2022	100,000	114,931
Series 3, 5.00%, 11/1/2025	255,000	292,182
Series 4, 5.00%, 5/1/2025	145,000	174,270
Series 4, 5.00%, 5/1/2026	420,000	503,887
Series A, 5.00%, 6/1/2019	635,000	665,817
Series A, 5.00%, 5/1/2023	190,000	214,778
Series A, 5.00%, 5/1/2024	1,485,000	1,706,959
Series A, 5.00%, 5/1/2025	955,000	1,107,991
Series A, 5.00%, 5/1/2026	325,000	384,586
Series A, 5.00%, 5/1/2035	130,000	152,966
Series B, 4.00%, 5/1/2023	355,000	394,501
Series B, 5.00%, 5/1/2023	1,495,000	1,611,937
Series B, 5.00%, 5/1/2025	550,000	590,716
Series B, 5.00%, 5/1/2028	100,000	113,041
Series B, 5.00%, 5/1/2029	160,000	180,866
Series B, 5.00%, 5/1/2030	2,725,000	3,080,367
Series C, 5.00%, 5/1/2029	700,000	827,869
Series D, 4.00%, 5/1/2029	105,000	116,761
Series D, 5.00%, 5/1/2033	2,990,000	3,510,888

		43,304,334

TOTAL MUNICIPAL BONDS & NOTES (Cost $2,584,388,214)		2,620,913,374

See accompanying notes to financial statements.

93

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e) (Cost $4,475,425)	4,475,425	$4,475,425

TOTAL INVESTMENTS — 98.9% (Cost $2,588,863,639)		2,625,388,799

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		29,731,075

NET ASSETS — 100.0%		$2,655,119,874

(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2017.
(b)	Bond is insured by the following:

% of Net Assets
Permanent School Fund Guaranteed	3.1%
Assured Guaranty Municipal Corp.	0.8%

(c)	Amount shown represents less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.

VRN = Variable Rate Note

See accompanying notes to financial statements.

94

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Alabama	$—	$18,877,958	$—	$18,877,958
Alaska	—	4,787,771	—	4,787,771
Arizona	—	49,361,901	—	49,361,901
Arkansas	—	5,749,949	—	5,749,949
California	—	524,678,787	—	524,678,787
Colorado	—	38,581,640	—	38,581,640
Connecticut	—	13,383,119	—	13,383,119
Delaware	—	7,715,058	—	7,715,058
District of Columbia	—	29,640,944	—	29,640,944
Florida	—	87,080,670	—	87,080,670
Georgia	—	57,516,467	—	57,516,467
Hawaii	—	28,630,667	—	28,630,667
Idaho	—	1,015,492	—	1,015,492
Illinois	—	52,280,649	—	52,280,649
Indiana	—	11,307,516	—	11,307,516
Iowa	—	8,987,275	—	8,987,275
Kansas	—	13,452,880	—	13,452,880
Kentucky	—	7,599,125	—	7,599,125
Louisiana	—	19,314,717	—	19,314,717
Maine	—	1,756,091	—	1,756,091
Maryland	—	89,798,047	—	89,798,047
Massachusetts	—	122,662,598	—	122,662,598
Michigan	—	22,065,097	—	22,065,097
Minnesota	—	33,186,159	—	33,186,159
Mississippi	—	7,707,116	—	7,707,116
Missouri.	—	10,778,283	—	10,778,283
Nebraska	—	9,066,072	—	9,066,072
Nevada	—	22,615,575	—	22,615,575
New Hampshire	—	539,675	—	539,675
New Jersey	—	11,240,407	—	11,240,407
New Mexico	—	6,997,977	—	6,997,977
New York	—	511,408,933	—	511,408,933
North Carolina	—	36,503,707	—	36,503,707
North Dakota	—	667,519	—	667,519
Ohio	—	62,359,179	—	62,359,179

See accompanying notes to financial statements.

95

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Oklahoma	$—	$7,078,303	$—	$7,078,303
Oregon	—	40,645,522	—	40,645,522
Pennsylvania	—	45,138,814	—	45,138,814
Rhode Island	—	2,832,416	—	2,832,416
South Carolina	—	8,208,057	—	8,208,057
South Dakota	—	558,055	—	558,055
Tennessee	—	27,513,215	—	27,513,215
Texas	—	324,621,118	—	324,621,118
Utah	—	12,184,705	—	12,184,705
Virginia	—	71,520,498	—	71,520,498
Washington	—	106,018,989	—	106,018,989
West Virginia	—	1,974,328	—	1,974,328
Wisconsin	—	43,304,334	—	43,304,334
Short-Term Investment	4,475,425	—	—	4,475,425

TOTAL INVESTMENTS	$4,475,425	$2,620,913,374	$—	$2,625,388,799

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,583,642	$2,583,642	$212,129,274	$210,237,491	$—	$—	4,475,425	$4,475,425	$46,506

See accompanying notes to financial statements.

96

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.5%
ALABAMA — 0.4%
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 5.00%, 9/1/2020	$250,000	$271,780
Series A, 5.00%, 9/1/2022	3,000,000	3,431,640
Alabama, Public School & College Authority Revenue:
Series B, 5.00%, 1/1/2020	3,665,000	3,907,147
Series B, 5.00%, 1/1/2021	195,000	213,589
Series B, 5.00%, 1/1/2022	1,320,000	1,483,179
Alabama, State General Obligation:
Series A, 5.00%, 8/1/2019	2,855,000	3,005,601
Series A, 5.00%, 8/1/2022	600,000	685,986

		12,998,922

ALASKA — 0.3%
Alaska, State General Obligation Series B, 5.00%, 8/1/2020	750,000	811,365
Anchorage, AK, General Obligation:
Series B, 5.00%, 9/1/2019	550,000	579,871
Series B, 5.00%, 9/1/2020	6,840,000	7,422,836

		8,814,072

ARIZONA — 2.5%
Arizona Water Infrastructure Finance Authority Revenue 5.00%, 10/1/2019	125,000	132,324
Arizona, Phoenix Civic Improvement Corp., Lease Revenue 5.00%, 7/1/2022	2,500,000	2,846,225
Arizona, Phoenix Civic Improvement Corp., Transportation Excise Tax Revenue 5.00%, 7/1/2019	5,640,000	5,919,462
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
Series B, 5.00%, 7/1/2019	5,030,000	5,280,041
Series B, 5.00%, 7/1/2020	4,405,000	4,760,459
Series B, 5.00%, 7/1/2021	265,000	294,643
Series B, 5.00%, 7/1/2022	460,000	524,345
Arizona, School Facilities Board Lease Revenue:
Series A, 5.00%, 9/1/2019	275,000	289,935
Series A, 5.00%, 9/1/2020	275,000	298,359
Arizona, State Salt River Project Agricultural Improvement & Power District Series A, 5.00%, 1/1/2020	135,000	143,892

See accompanying notes to financial statements.

97

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Arizona, State Transportation Board, Excise Tax Revenue:
5.00%, 7/1/2019	$4,300,000	$4,515,688
5.00%, 7/1/2022	4,150,000	4,734,361
Arizona, State Transportation Board, Highway Revenue:
Series A, 3.50%, 7/1/2020	4,450,000	4,650,383
Series A, 5.00%, 7/1/2021	205,000	227,562
Series A, 5.00%, 7/1/2022	2,795,000	3,182,080
Arizona, State Transportation Board, Sales Tax Revenue 5.00%, 7/1/2020	115,000	124,377
Chandler, AZ, General Obligation 3.00%, 7/1/2019	885,000	904,417
Gilbert, AZ, General Obligation 5.00%, 7/1/2022	16,180,000	18,488,562
Maricopa County, AZ, Community College District, General Obligation:
5.00%, 7/1/2019	500,000	525,535
5.00%, 7/1/2020	495,000	535,996
5.00%, 7/1/2021	265,000	294,643
5.00%, 7/1/2022	300,000	342,243
Maricopa County, AZ, Regional Public Transportation Authority, Excise Tax Revenue 5.25%, 7/1/2019	1,550,000	1,633,917
Maricopa County, AZ, Unified School District No. 4 Mesa, General Obligation 4.00%, 7/1/2019	865,000	895,664
Phoenix, AZ, General Obligation:
4.00%, 7/1/2021	315,000	339,923
5.00%, 7/1/2019	635,000	667,429
Pima County, AZ, General Obligation 4.00%, 7/1/2021	6,000,000	6,468,360
Pima County, AZ, Regional Public Transportation Authority, Excise Tax Revenue:
5.00%, 6/1/2019	1,000,000	1,048,390
5.00%, 6/1/2020	190,000	204,748
Pima County, AZ, Sewer System Revenue:
5.00%, 7/1/2020	175,000	189,046
5.00%, 7/1/2021	2,080,000	2,308,925
Scottsdale, AZ, General Obligation 3.00%, 7/1/2019	8,795,000	8,986,643
Scottsdale, AZ, Municipal Property Corp., Sales Tax Revenue 5.00%, 7/1/2020	105,000	113,642

See accompanying notes to financial statements.

98

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
State of Arizona 5.00%, 10/1/2021	$6,015,000	$6,708,770

		88,580,989

ARKANSAS — 0.4%
Arkansas, State General Obligation:
3.25%, 6/15/2022	1,555,000	1,631,148
4.00%, 6/15/2020	7,135,000	7,528,852
5.00%, 4/1/2019	2,705,000	2,819,854
5.00%, 4/1/2020	650,000	697,320
5.00%, 6/15/2021	2,015,000	2,234,736

		14,911,910

CALIFORNIA — 18.9%
Alameda County, CA, Joint Powers Authority, Lease Revenue Series A, 5.00%, 12/1/2019	650,000	692,822
Alameda County, CA, Transportation Authority Sales Tax Revenue:
4.00%, 3/1/2019	4,000,000	4,120,720
5.00%, 3/1/2020	300,000	321,975
5.00%, 3/1/2021	220,000	242,964
Bakersfield, CA, Wastewater Revenue:
Series A, 5.00%, 9/15/2020	800,000	873,576
Series A, 5.00%, 9/15/2021	100,000	112,319
Beverly Hills, CA, Unified School District, General Obligation:
3.00%, 8/1/2019	2,000,000	2,046,280
3.00%, 8/1/2020	1,250,000	1,296,587
3.00%, 8/1/2021	3,000,000	3,148,680
California Infrastructure & Economic Development Bank:
5.00%, 10/1/2020	22,800,000	24,930,660
5.00%, 10/1/2021	8,415,000	9,463,677
California Municipal Finance Authority Revenue:
Series A, 5.00%, 10/1/2020	195,000	213,334
Series A, 5.00%, 10/1/2022	225,000	260,147
California, Bay Area Toll Authority Revenue Series C, 1.88%, 4/1/2047 (a)	28,215,000	28,288,641
California, Bay Area Toll Authority, Toll Bridge Revenue:
4.00%, 4/1/2020	75,000	79,070
5.00%, 4/1/2019	250,000	260,965
2.10%, 4/1/2045 (a)	13,000,000	13,079,300
Series C, 1.38%, 4/1/2053 (a)	11,125,000	11,014,084
Series B, 5.00%, 6/1/2021	215,000	239,701

See accompanying notes to financial statements.

99

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
California, State Department of Water Resources Center Valley Project Revenue:
5.00%, 12/1/2022	$3,000,000	$3,473,730
Series AS, 4.00%, 12/1/2018	245,000	250,858
Series AS, 5.00%, 12/1/2021	1,100,000	1,241,229
Series AW, 5.00%, 12/1/2021	2,010,000	2,268,064
California, State Department of Water Resources Power Supply Revenue:
Series N, 5.00%, 5/1/2020	170,000	183,435
Series O, 5.00%, 5/1/2021	2,150,000	2,387,403
Series O, 5.00%, 5/1/2022	630,000	718,641
California, State General Obligation:
3.00%, 9/1/2019	1,125,000	1,151,449
5.00%, 2/1/2018	150,000	150,423
5.00%, 11/1/2018	305,000	313,921
5.00%, 8/1/2019	8,950,000	9,429,362
5.00%, 9/1/2019	200,000	211,234
5.00%, 10/1/2019	950,000	1,005,832
5.00%, 11/1/2019	250,000	265,340
5.00%, 12/1/2019	18,980,000	20,193,202
5.00%, 2/1/2020	255,000	272,700
5.00%, 3/1/2020	120,000	128,630
5.00%, 8/1/2020	53,225,000	57,748,060
5.00%, 9/1/2020	100,000	108,767
5.00%, 10/1/2020	10,000,000	10,903,500
5.00%, 12/1/2020	290,000	317,672
5.00%, 2/1/2021	1,010,000	1,110,798
5.00%, 3/1/2021	345,000	380,224
5.00%, 8/1/2021	20,090,000	22,388,899
5.00%, 9/1/2021	20,040,000	22,384,880
5.00%, 9/1/2022	3,530,000	4,036,167
5.00%, 11/1/2022	25,000,000	28,695,250
Series A, 5.00%, 9/1/2022	8,000,000	9,147,120
Series B, 5.00%, 9/1/2019	150,000	158,426
Series B, 5.00%, 9/1/2020	20,850,000	22,677,919
Series B, 5.00%, 9/1/2021	3,400,000	3,797,834
VRN, 4.00%, 12/1/2030 (a)	14,115,000	15,103,897
California, State University Revenue:
Series A, 4.00%, 11/1/2019	2,895,000	3,025,507
Series A, 4.00%, 11/1/2020	2,050,000	2,188,990
Series A, 5.00%, 11/1/2018	250,000	257,503
Series A, 5.00%, 11/1/2019	4,465,000	4,746,474
Series A, 5.00%, 11/1/2020	5,790,000	6,342,134

See accompanying notes to financial statements.

100

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/2021	$4,605,000	$5,187,625
Chabot-Las Positas, CA, Community College District, General Obligation:
Series A, 4.00%, 8/1/2019	4,000,000	4,157,240
Series A, 4.00%, 8/1/2020	2,700,000	2,867,211
City & County of San Francisco, CA, General Obligation:
Series A, 5.00%, 6/15/2019	100,000	105,104
Series A, 5.00%, 6/15/2022	2,030,000	2,324,370
Series R1, 5.00%, 6/15/2019	12,185,000	12,806,922
Series R1, 5.00%, 6/15/2020	100,000	108,362
Series R1, 5.00%, 6/15/2021	310,000	345,681
Series R1, 5.00%, 6/15/2022	395,000	452,279
Contra Costa, CA, Transportation Authority Revenue:
Series B, 5.00%, 3/1/2019	250,000	260,265
Series B, 5.00%, 3/1/2025	100,000	107,214
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series B, 5.00%, 3/1/2024	100,000	107,214
Corona-Norca, CA, Unified School District, General Obligation 3.00%, 8/1/2020	955,000	990,096
Culver, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 11/1/2022	2,425,000	2,801,651
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 10/1/2022	4,000,000	4,605,040
Fremont, CA, Union High School District, Santa Clara County, General Obligation 5.00%, 8/1/2019	2,755,000	2,903,439
Los Angeles County, CA, Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 7/1/2018	160,000	162,901
Series A, 5.00%, 7/1/2020	21,905,000	23,780,517
Series A, 5.00%, 6/1/2021	135,000	150,367
Los Angeles, CA, Community College District, General Obligation:
Series A, 5.00%, 8/1/2019	11,125,000	11,718,964
Series C, 5.00%, 8/1/2019	350,000	368,687
Series C, 5.00%, 8/1/2020	3,000,000	3,263,700
Series I, 3.00%, 8/1/2019	2,800,000	2,862,580
Los Angeles, CA, Department of Water & Power Revenue Series A, 5.00%, 7/1/2019	230,000	241,783

See accompanying notes to financial statements.

101

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.00%, 7/1/2020	$7,000,000	$7,256,130
Series A, 5.00%, 7/1/2019	5,040,000	5,302,030
Series A, 5.00%, 7/1/2020	11,475,000	12,454,735
Series A, 5.00%, 7/1/2022	26,985,000	30,935,873
Series B, 5.00%, 7/1/2019	2,500,000	2,629,975
Series C, 5.00%, 7/1/2019	7,725,000	8,126,623
Series C, 5.00%, 7/1/2021	220,000	245,720
Series D, 5.00%, 7/1/2019	2,500,000	2,629,975
Series D, 5.00%, 7/1/2020	250,000	271,345
Los Angeles, CA, Wastewater System Revenue:
Series B, 5.00%, 6/1/2022	1,570,000	1,795,012
Series D, 5.00%, 6/1/2020	3,660,000	3,964,000
Milpitas, CA, Redevelopment Agency Successor 5.00%, 9/1/2020	765,000	832,901
North Orange County, CA, Community College District, General Obligation 4.00%, 8/1/2019	150,000	155,897
Oakland, CA, General Obligation Series A, 5.00%, 1/15/2020	3,515,000	3,759,714
Oakland-Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2020	230,000	250,033
5.00%, 8/1/2021	3,090,000	3,455,022
6.63%, 8/1/2038	1,055,000	1,237,810
Series A, 5.00%, 8/1/2022	9,965,000	11,430,951
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
5.00%, 7/1/2020	2,250,000	2,441,520
Series D, 5.00%, 8/15/2021	2,390,000	2,677,995
Series E, 5.00%, 8/15/2022	3,810,000	4,384,205
San Diego County, CA, Water Authority Financing Corp., Revenue:
5.00%, 5/1/2019	135,000	141,369
5.00%, 5/1/2020	2,215,000	2,391,115
Series S1, 3.00%, 5/1/2021	3,260,000	3,412,177
Series S1, 5.00%, 5/1/2021	11,825,000	13,113,097
San Diego Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2020	1,035,000	1,126,018
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
Series A, 4.00%, 5/15/2021	5,010,000	5,409,347

See accompanying notes to financial statements.

102

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 5/15/2021	$3,200,000	$3,559,616
San Diego, CA, Unified School District, General Obligation:
Series H-2, 5.00%, 7/1/2020	9,000,000	9,768,420
Series R-3, 5.00%, 7/1/2019	3,525,000	3,705,586
San Francisco Unified School District, General Obligation:
Series F&C, 5.00%, 6/15/2019	2,335,000	2,453,151
Series F&C, 5.00%, 6/15/2020	1,035,000	1,121,288
San Francisco, CA, Bay Area Rapid Transit District
Series A, 5.00%, 7/1/2020	555,000	602,669
San Francisco, CA, Bay Area Rapid Transit District, General Obligation Series C, 4.00%, 8/1/2019	270,000	280,484
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
5.00%, 11/1/2019	1,345,000	1,429,789
5.00%, 11/1/2020	135,000	148,032
San Jose Evergreen Community College District, General Obligation Series B, 5.00%, 9/1/2019	100,000	105,753
San Jose Financing Authority Series A, 5.00%, 6/1/2019	140,000	146,955
San Jose Redevelopment Agency Successor Agency, Tax Allocation Series B, 5.00%, 8/1/2022	3,260,000	3,739,579
San Jose Unified School District, General Obligation 5.00%, 8/1/2020	300,000	326,529
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue 5.00%, 6/15/2019	1,215,000	1,277,014
San Mateo County, CA, Transportation Authority Revenue:
Series A, 4.00%, 6/1/2019	710,000	735,397
Series A, 5.00%, 6/1/2020	750,000	811,920
Santa Rosa, CA, Wastewater Revenue Series A, 5.00%, 9/1/2021	1,270,000	1,424,368
Southern California, Metropolitan Water District Revenue:
Series A, 5.00%, 7/1/2019	7,540,000	7,936,604
Series A, 5.00%, 7/1/2020	610,000	662,082
Series B, 5.00%, 8/1/2022	12,000,000	13,785,000
Series E, 5.00%, 7/1/2021	150,000	167,591
Southwestern Community College District, General Obligation:
Series A, 4.00%, 8/1/2019	5,150,000	5,350,798
Series A, 4.00%, 8/1/2020	2,550,000	2,707,921

See accompanying notes to financial statements.

103

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Turlock, CA, Unified School District, General Obligation 5.00%, 8/1/2019	$1,745,000	$1,839,021
University of California, Revenue:
Series A, 5.00%, 11/1/2019	2,320,000	2,466,253
Series A, 5.00%, 11/1/2020	365,000	399,806
Series AF, 4.00%, 5/15/2019	3,695,000	3,820,963
Series AO, 5.00%, 5/15/2019	150,000	157,136
Series AO, 5.00%, 5/15/2020	5,035,000	5,444,396
Series AO, 5.00%, 5/15/2021	170,000	189,281
Series AT, VRN, 1.40%, 5/15/2046 (a)	325,000	320,037
Series B2, VRN, 4.00%, 11/1/2049 (a)	100,000	107,544
Series I, 5.00%, 5/15/2019	205,000	214,723
Series I, 5.00%, 5/15/2020	8,200,000	8,858,706
Series I, 5.00%, 5/15/2021	110,000	122,323

		660,547,512

COLORADO — 0.4%
Adams & Arapahoe Joint School District No. 28J Aurora, General Obligation Series A, 5.00%, 12/1/2021	1,260,000	1,416,164
Denver, CO, City & County School District No. 1, General Obligation:
5.00%, 12/1/2021	5,720,000	6,424,304
Series B, 4.00%, 12/1/2020	120,000	127,841
Eagle County School District No. Re50J, General Obligation:
5.00%, 12/1/2020	1,700,000	1,860,174
5.00%, 12/1/2021	1,200,000	1,346,304
Illinois, State Regional Transportation District:
5.00%, 6/1/2019	1,200,000	1,255,476
5.00%, 6/1/2020	100,000	107,713
University of Colorado, Revenue:
5.25%, 6/1/2036	100,000	111,574
Series A-2, 5.00%, 6/1/2022	500,000	568,915

		13,218,465

CONNECTICUT — 1.7%
Connecticut, State Health & Educational Facility Authority Revenue:
Series 2010A-4-REMK 2/1, 1.20%, 7/1/2049 (a)	9,100,000	9,067,058
Series A, 1.30%, 7/1/2048 (a)	1,000,000	988,400
Series A-1, 5.00%, 7/1/2042 (a)	1,100,000	1,255,408
Series A-1, VRN, 1.00%, 7/1/2042 (a)	6,495,000	6,430,115
Series A-2, VRN, 5.00%, 7/1/2042 (a)	13,500,000	15,407,280

See accompanying notes to financial statements.

104

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series B-1, VRN, 5.00%, 7/1/2029 (a)	$105,000	$113,427
Series B-2, 5.00%, 7/1/2037 (a)	180,000	194,447
Series C-2, 5.00%, 7/1/2057 (a)	10,000,000	11,604,000
Series U1-REMK 2/3/, 1.00%, 7/1/2033 (a)	7,410,000	7,366,800
Series U2-REMK 2/3/, 1.00%, 7/1/2033 (a)	4,830,000	4,801,841
Connecticut, State Revolving Funding Revenue Series A, 5.00%, 3/1/2021	3,010,000	3,319,277

		60,548,053

DELAWARE — 0.6%
Delaware, State General Obligation:
5.00%, 3/1/2021	305,000	336,436
Series A, 5.00%, 3/1/2022	125,000	141,609
Series B, 5.00%, 2/1/2021	405,000	445,804
Series B, 5.00%, 7/1/2022	3,615,000	4,129,802
Delaware, State Transportation Authority System Revenue:
5.00%, 7/1/2019	1,780,000	1,869,018
5.00%, 7/1/2020	9,450,000	10,220,553
5.00%, 7/1/2021	1,945,000	2,161,868
5.00%, 7/1/2022	400,000	455,952

		19,761,042

DISTRICT OF COLUMBIA — 0.5%
District of Columbia, General Obligation:
Series A, 5.00%, 6/1/2020	2,625,000	2,828,752
Series A, 5.00%, 6/1/2021	1,980,000	2,192,850
Series A, 5.00%, 6/1/2022	330,000	374,883
Series D, 5.00%, 6/1/2019	100,000	104,767
Series D, 5.00%, 6/1/2022	3,000,000	3,408,030
Series E, 5.00%, 6/1/2019	300,000	314,301
District of Columbia, Income Tax Revenue Series A, 5.00%, 12/1/2019	1,550,000	1,647,867
District of Columbia, Water & Sewer Authority Revenue Series A, 5.00%, 10/1/2022	1,630,000	1,864,541
Washington, Metropolitan Area Transit Authority:
Series A-1, 5.00%, 7/1/2021	250,000	276,798
Series A-1, 5.00%, 7/1/2022	2,610,000	2,958,174
Series B, 5.00%, 7/1/2022	2,500,000	2,833,500

		18,804,463

FLORIDA — 3.6%
Broward County, FL, General Obligation 4.00%, 1/1/2018	125,000	125,000
Florida, State Board of Education, General Obligation:

See accompanying notes to financial statements.

105

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2020	$150,000	$162,014
Series B, 5.00%, 6/1/2019	7,285,000	7,629,143
Series B, 5.00%, 6/1/2020	180,000	194,416
Series E, 5.00%, 6/1/2019	2,575,000	2,696,643
Series E, 5.00%, 6/1/2021	185,000	205,666
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2018	475,000	483,422
Series A, 5.00%, 7/1/2019	680,000	714,836
Series A, 5.00%, 7/1/2021	150,000	166,941
Series B, 5.00%, 7/1/2021	10,845,000	12,069,834
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2020	1,355,000	1,464,796
5.00%, 7/1/2022	200,000	227,512
Series A, 5.00%, 7/1/2020	5,395,000	5,832,157
Series A, 5.00%, 7/1/2021	12,265,000	13,614,886
Florida, State Department of Environmental Protection, Preservation Revenue 5.00%, 7/1/2019	1,150,000	1,207,339
Florida, State Department of Management Services:
Series A, 5.00%, 8/1/2019	6,755,000	7,118,959
Series A, 5.00%, 9/1/2020	7,000,000	7,604,100
Series A, 5.00%, 9/1/2022	13,315,000	15,243,545
Series A, COPs, 5.00%, 8/1/2021	200,000	222,224
Florida, State General Obligation:
Series A, 5.00%, 7/1/2020	9,530,000	10,314,319
Series A, 5.00%, 6/1/2022	2,065,000	2,355,277
Series B, 5.00%, 6/1/2022	145,000	165,383
Series C, 5.00%, 6/1/2018	340,000	344,923
Series C, 5.00%, 6/1/2020	450,000	486,041
Series C, 5.00%, 6/1/2021	100,000	111,171
Florida, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2022	3,000,000	3,411,300
Series B, 5.00%, 7/1/2018	240,000	244,195
Series B, 5.00%, 7/1/2019	100,000	105,016
Series B, 5.00%, 7/1/2021	125,000	138,623
Series C, 5.00%, 7/1/2019	10,000,000	10,501,600
Gainesville, FL, Utilities System Revenue Series A, 5.00%, 10/1/2022	2,500,000	2,863,400
Jacksonville, FL, Special Revenue Series C, 5.00%, 10/1/2019	100,000	105,788
Jacksonville, FL, Special Tax Revenue Series C, 5.00%, 10/1/2020	595,000	648,086

See accompanying notes to financial statements.

106

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
JEA, FL, Electric System Revenue:
Series A, 3.50%, 10/1/2019	$285,000	$294,325
Series A, 4.00%, 10/1/2020	105,000	111,475
Series A, 5.00%, 10/1/2018	100,000	102,526
Series A, 5.00%, 10/1/2019	2,280,000	2,405,902
Series D, 5.00%, 10/1/2018	100,000	102,617
Series D, 5.00%, 10/1/2019	270,000	285,628
JEA, FL, Water & Sewer System Revenue:
Series A, 5.00%, 10/1/2019	445,000	471,153
Series A, 5.00%, 10/1/2020	200,000	218,070
Miami-Dade County, FL, General Obligation:
Series A, 5.00%, 7/1/2019	175,000	183,699
Series A, 5.00%, 7/1/2020	200,000	216,308
Series A, 5.00%, 7/1/2021	3,545,000	3,937,715
Series B, 5.00%, 4/1/2020	500,000	536,285
Miami-Dade County, FL, Transit System Revenue 5.00%, 7/1/2020	155,000	167,243
Miami-Dade County, FL, Water & Sewer Revenue 5.00%, 10/1/2019	125,000	131,835
Orange County, FL, Sales Tax Revenue Series C, 5.00%, 1/1/2019	180,000	186,322
Orlando County, FL, Utilities Commission Revenue:
Series A, 5.00%, 10/1/2018	100,000	102,640
Series A, 5.00%, 10/1/2019	100,000	105,877
Series A, 5.00%, 10/1/2021	3,070,000	3,420,563
Palm Beach County, School District Lease Revenue:
Series B, COPs, 5.00%, 8/1/2019	135,000	141,840
Series B, COPs, 5.00%, 8/1/2020	850,000	918,875
Reedy Creek, FL, Improvement District, General Obligation Series A, 5.00%, 6/1/2021	250,000	276,788
South Florida Water Management District:
COPs, 5.00%, 10/1/2019	125,000	132,235
COPs, 5.00%, 10/1/2020	2,000,000	2,170,580
State Johns River Power Park Series 23, 5.00%, 10/1/2018	125,000	128,300

		125,527,356

GEORGIA — 2.6%
City of Atlanta, GA, General Obligation 5.00%, 12/1/2021	3,525,000	3,963,298
City of Atlanta, GA, Water & Wastewater Revenue Series B, 5.00%, 11/1/2020	295,000	321,674

See accompanying notes to financial statements.

107

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
DeKalb County, GA, General Obligation 5.00%, 12/1/2020	$4,220,000	$4,608,789
Forsyth, GA, School District, General Obligation 5.00%, 2/1/2021	1,400,000	1,541,498
Georgia, State General Obligation:
Series A, 5.00%, 1/1/2020	2,510,000	2,677,894
Series A, 5.00%, 1/1/2021	2,575,000	2,828,406
Series A, 5.00%, 2/1/2022	2,625,000	2,970,371
Series A-1, 5.00%, 2/1/2021	115,000	126,623
Series A-1, 5.00%, 2/1/2022	10,605,000	12,000,300
Series C, 5.00%, 7/1/2022	11,700,000	13,380,237
Series C1, 5.00%, 1/1/2023	5,000,000	5,786,850
Gwinnett County, GA, School District, General Obligation:
3.00%, 2/1/2019	410,000	416,814
5.00%, 2/1/2019	1,000,000	1,037,930
5.00%, 2/1/2020	1,305,000	1,395,854
5.00%, 8/1/2020	305,000	331,001
5.00%, 2/1/2021	8,000,000	8,808,560
5.00%, 8/1/2021	5,000,000	5,579,550
5.00%, 2/1/2022	9,775,000	11,056,991
Richmond County, GA, Board of Education, General Obligation:
5.00%, 10/1/2019	3,515,000	3,720,944
5.00%, 10/1/2021	6,015,000	6,734,334

		89,287,918

HAWAII — 1.2%
City & County of Honolulu, HI, General Obligation:
Series A, 5.00%, 10/1/2022	2,000,000	2,295,620
Series B, 5.00%, 10/1/2018	150,000	153,881
Series B, 5.00%, 11/1/2018	150,000	154,300
Series B, 5.00%, 10/1/2019	3,000,000	3,172,590
Series D, 5.00%, 9/1/2022	4,710,000	5,378,584
Hawaii, State General Obligation:
Series EH, 5.00%, 8/1/2019	150,000	157,864
Series EH, 5.00%, 8/1/2020	305,000	330,358
Series EL, 4.00%, 8/1/2020	125,000	132,253
Series EO, 5.00%, 8/1/2019	3,040,000	3,199,387
Series EP, 5.00%, 8/1/2019	470,000	494,642
Series ET, 4.00%, 10/1/2022	1,770,000	1,947,124
Series EY, 5.00%, 10/1/2020	6,910,000	7,520,706
Series EZ, 5.00%, 10/1/2020	6,000,000	6,530,280
Series FB, 5.00%, 4/1/2020	285,000	305,814

See accompanying notes to financial statements.

108

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series FB, 5.00%, 4/1/2021	$5,025,000	$5,542,826
Series FK, 4.00%, 5/1/2022	3,250,000	3,549,195

		40,865,424

ILLINOIS — 1.4%
Chicago, IL, Metropolitan Water Reclamation District, General Obligation Series D, 5.00%, 12/1/2019	2,100,000	2,224,845
Illinois, State Finance Authority Revenue:
4.00%, 7/1/2018	105,000	106,294
5.00%, 7/1/2018	110,000	111,895
5.00%, 7/1/2019	5,495,000	5,766,453
5.00%, 1/1/2020	1,030,000	1,095,961
5.00%, 7/1/2020	325,000	350,753
5.00%, 1/1/2021	325,000	355,485
5.00%, 7/1/2021	1,520,000	1,684,023
5.00%, 1/1/2022	310,000	347,687
5.00%, 7/1/2022	2,075,000	2,355,644
Series A, 5.00%, 10/1/2019	1,040,000	1,099,082
Series A, 5.00%, 10/1/2020	300,000	325,503
Series A, 5.00%, 10/1/2021	655,000	729,290
Illinois, State Regional Transportation Authority Revenue Series A, 5.00%, 7/1/2022	14,200,000	15,996,300
Illinois, State Revenue:
Series A, 5.00%, 6/15/2021	8,825,000	9,690,909
Series C, 4.00%, 6/15/2021	2,625,000	2,795,546
Illinois, State Sales Tax Revenue:
5.00%, 6/15/2019	350,000	365,134
5.00%, 6/15/2020	3,145,000	3,373,359
5.00%, 6/15/2022	125,000	140,153
Series C, 5.00%, 6/15/2022	150,000	168,183
Illinois, State Toll Highway Authority Revenue:
Series A, 5.00%, 12/1/2019	190,000	201,664
Series A, 5.00%, 12/1/2020	235,000	256,441
Series A, 5.00%, 12/1/2021	300,000	335,370

		49,875,974

INDIANA — 0.3%
Ball State University Revenue Series R, 5.00%, 7/1/2021	370,000	410,060
Indiana, State Finance Authority Revenue:
Series B, 5.00%, 2/1/2019	1,000,000	1,037,820
Series B, 5.00%, 2/1/2020	175,000	187,184
Series B, 5.00%, 2/1/2021	2,960,000	3,258,220

See accompanying notes to financial statements.

109

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 12/1/2021	$3,510,000	$3,945,029

		8,838,313

IOWA — 0.3%
Iowa, State Finance Authority Revenue:
5.00%, 8/1/2018	140,000	142,873
5.00%, 8/1/2019	1,130,000	1,191,788
5.00%, 8/1/2022	4,365,000	4,986,402
Iowa, State Revenue:
5.00%, 6/15/2022	160,000	181,579
Series A, 5.00%, 6/1/2021	2,795,000	3,092,528

		9,595,170

KANSAS — 0.5%
Johnson County, Unified School District No. 233, General Obligation:
5.00%, 9/1/2021	1,620,000	1,798,589
Series B, 5.00%, 9/1/2022	1,600,000	1,819,440
Kansas, State Department of Transportation, Highway Revenue:
Series A, 5.00%, 9/1/2020	5,000,000	5,428,750
Series A, 5.00%, 9/1/2021	5,825,000	6,506,583
Series B, 5.00%, 9/1/2019	220,000	232,283
Series C, 5.00%, 9/1/2020	350,000	380,012
Kansas, State Department of Transportation, Sales Tax Revenue Series C, 5.00%, 9/1/2018	145,000	148,431

		16,314,088

KENTUCKY — 0.2%
Kentucky, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2019	1,065,000	1,115,992
Series A, 5.00%, 7/1/2021	180,000	199,489
Series A, 5.00%, 7/1/2022	6,270,000	7,112,186
Series B, 5.00%, 7/1/2022	200,000	226,864

		8,654,531

LOUISIANA — 0.3%
Louisiana, State General Obligation:
Series B, 5.00%, 10/1/2021	7,000,000	7,799,330
Series C, 5.00%, 8/1/2019	2,545,000	2,678,027
Louisiana, State Highway Improvement Revenue:
Series A, 5.00%, 6/15/2019	1,000,000	1,046,910

See accompanying notes to financial statements.

110

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/15/2020	$120,000	$129,222

		11,653,489

MAINE — 0.2%
Maine, State General Obligation:
5.00%, 6/1/2019	1,000,000	1,047,530
5.00%, 6/1/2020	4,205,000	4,537,615
5.00%, 6/1/2021	2,635,000	2,922,874

		8,508,019

MARYLAND — 6.2%
Anne Arundel County, MD, General Obligation:
5.00%, 10/1/2018	200,000	205,204
5.00%, 4/1/2019	6,680,000	6,965,370
5.00%, 4/1/2020	14,775,000	15,871,009
Baltimore County, MD, General Obligation:
5.00%, 8/1/2019	100,000	105,323
5.00%, 2/1/2020	500,000	534,810
Charles, MD, General Obligation 5.00%, 10/1/2022	5,000,000	5,751,350
Harford County, MD, General Obligation Series B, 5.00%, 2/1/2019	965,000	1,001,284
Howard County, MD, General Obligation 5.00%, 2/15/2020	2,000,000	2,141,800
Maryland Health & Higher Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2021	300,000	333,234
Maryland Water Quality Financing Administration Revolving Loan Fund 5.00%, 3/1/2020	11,205,000	11,988,566
Maryland, State Department of Transportation:
4.00%, 9/1/2021	5,000,000	5,402,750
5.00%, 2/1/2019	1,800,000	1,868,076
5.00%, 12/1/2019	110,000	117,074
5.00%, 2/1/2020	240,000	256,709
5.00%, 6/1/2020	155,000	167,414
5.00%, 12/15/2020	16,325,000	17,908,035
5.00%, 2/1/2021	1,625,000	1,789,239
5.00%, 5/1/2022	9,705,000	11,044,290
5.00%, 9/1/2022	15,000,000	17,216,100
Maryland, State Economic Development Corp. Lease Revenue 5.00%, 6/1/2018	150,000	152,148
Maryland, State General Obligation:

See accompanying notes to financial statements.

111

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/1/2022	$14,175,000	$16,154,680
Series A, 4.00%, 8/1/2019	625,000	648,769
Series A, 5.00%, 3/1/2019	2,200,000	2,289,562
Series A, 5.00%, 8/1/2019	760,000	800,706
Series A, 5.00%, 3/1/2020	1,290,000	1,383,061
Series A, 5.00%, 8/1/2020	135,000	146,509
Series A, 5.00%, 3/1/2021	12,965,000	14,301,302
Series A, 5.00%, 6/1/2021	15,755,000	17,498,448
Series A, 5.00%, 8/1/2021	1,425,000	1,589,644
Series A, 5.00%, 3/1/2022	5,075,000	5,747,133
Series A, 5.00%, 8/1/2022	5,000,000	5,721,300
Series A, 5.00%, 8/1/2023	450,000	500,499
Series A, 5.00%, 3/1/2024	100,000	109,918
Series B, 4.50%, 8/1/2019	3,170,000	3,315,154
Series B, 4.50%, 8/1/2021	185,000	203,174
Series B, 5.00%, 8/1/2021	605,000	674,902
Series B, 5.00%, 8/1/2022	10,000,000	11,442,600
Series C, 4.00%, 8/15/2018	105,000	106,702
Series C, 5.00%, 8/1/2019	485,000	510,977
Series C, 5.00%, 8/1/2020	4,300,000	4,666,575
Series C, 5.00%, 8/1/2021	705,000	786,456
Series C, 5.00%, 8/1/2022	2,660,000	3,043,732
Series E, 5.00%, 8/1/2019	115,000	121,159
Montgomery County, MD, General Obligation:
Series A, 5.00%, 11/1/2019	10,900,000	11,564,682
Series A, 5.00%, 11/1/2021	2,300,000	2,583,705
Series B, 5.00%, 11/1/2020	4,800,000	5,246,544
Prince George County, MD, General Obligation:
Series A, 5.00%, 9/1/2020	1,070,000	1,164,096
Series B, 4.00%, 3/1/2019	350,000	360,192
Series B, 4.00%, 7/15/2020	840,000	889,854
Washington Suburban Sanitary Commission 5.00%, 6/1/2020	100,000	108,009
Washington, MD, Suburban Sanitary Commission, General Obligation:
5.00%, 6/1/2020	2,590,000	2,797,433
5.00%, 6/1/2022	500,000	570,285

		217,867,547

MASSACHUSETTS — 4.8%
Boston, MA, General Obligation:
Series A, 5.00%, 3/1/2019	200,000	208,118
Series A, 5.00%, 3/1/2020	150,000	160,821

See accompanying notes to financial statements.

112

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/2022	$1,685,000	$1,913,941
Massachusetts, Development Finance Agency Revenue Series A, 5.00%, 7/15/2021	3,700,000	4,125,056
Massachusetts, State Clean Water Trust, Revenue:
5.00%, 8/1/2020	745,000	808,511
5.00%, 8/1/2022	11,475,000	13,141,285
Series 16B, 5.00%, 8/1/2018	100,000	102,093
Series 17A, 5.00%, 2/1/2020	3,840,000	4,107,341
Series 20, 5.00%, 2/1/2022	1,050,000	1,187,707
Series 2017, 5.00%, 8/1/2022	1,510,000	1,729,267
Massachusetts, State Federal Highway Revenue:
Series A, 5.00%, 6/15/2021	13,220,000	14,295,640
Series A, 5.00%, 6/15/2022	10,625,000	11,802,462
Massachusetts, State General Obligation:
Series A, 5.00%, 3/1/2019	150,000	156,000
Series A, 5.00%, 12/1/2019	370,000	393,436
Series A, 5.00%, 3/1/2021	10,135,000	11,163,196
Series A, 5.00%, 7/1/2021	5,000,000	5,557,500
Series A, 5.00%, 3/1/2022	1,555,000	1,758,270
Series A, 5.00%, 7/1/2022	2,865,000	3,267,103
Series B, 5.00%, 8/1/2019	135,000	142,164
Series C, 5.00%, 8/1/2019	10,000,000	10,530,700
Series C, 5.00%, 10/1/2021	10,000,000	11,188,100
Series C, 5.00%, 10/1/2022	7,910,000	9,075,301
Series D, 5.00%, 4/1/2022	1,780,000	2,017,167
Series D-1, VRN, 1.05%, 8/1/2043 (a)	750,000	736,470
Series D-2-R, 1.70%, 8/1/2043 (a)	13,300,000	13,126,169
Series E, 4.00%, 9/1/2021	200,000	216,184
Series E, 5.00%, 11/1/2022	9,615,000	11,050,616
Series E, 5.00%, 9/1/2028	10,555,000	12,038,083
Massachusetts, State School Building Authority, Sales Tax Revenue Series B, 4.00%, 8/15/2020	125,000	132,326
Massachusetts, State Transportation Fund Revenue:
Series A, 5.00%, 6/1/2020	165,000	178,093
Series A, 5.00%, 6/1/2021	2,290,000	2,540,984
Massachusetts, State Water Resources Authority Revenue Series C, 4.00%, 8/1/2022	8,430,000	9,264,739
University of Massachusetts, Building Authority Revenue: Series 2, 5.00%, 11/1/2021	6,055,000	6,780,389

See accompanying notes to financial statements.

113

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series 2, 5.00%, 11/1/2022	$1,735,000	$1,989,715

		166,884,947

MICHIGAN — 0.9%
Chippewa Valley Schools, General Obligation 5.00%, 5/1/2020	1,525,000	1,636,081
Michigan, State Building Authority Revenue:
Series I, 5.00%, 4/15/2019	470,000	490,205
Series I, 5.00%, 4/15/2020	3,015,000	3,240,341
Series I, 5.00%, 10/15/2021	1,520,000	1,697,673
Michigan, State Finance Authority Revenue:
5.00%, 10/1/2019	245,000	259,399
Series A, 5.00%, 1/1/2018	150,000	150,000
Series A, 5.00%, 1/1/2019	275,000	284,603
Series A, 5.00%, 5/1/2019	100,000	104,433
Series B, 5.00%, 10/1/2021	2,575,000	2,886,910
Series I, 5.00%, 4/15/2022	10,000	11,287
Michigan, State General Obligation:
Series A, 5.00%, 12/1/2018	200,000	206,400
Series A, 5.00%, 12/1/2020	3,690,000	4,038,779
Series A, 5.00%, 12/1/2021	3,000,000	3,373,020
Michigan, State Trunk Line Revenue:
5.00%, 11/15/2019	4,070,000	4,322,625
5.00%, 11/15/2020	150,000	163,789
University of Michigan, Revenue:
5.00%, 4/1/2020	1,345,000	1,445,081
Series A, 4.00%, 4/1/2019	1,500,000	1,546,605
Series A, 5.00%, 4/1/2020	1,715,000	1,842,613
Series A, 5.00%, 4/1/2021	1,030,000	1,137,851
Series A, 5.00%, 4/1/2022	1,355,000	1,537,329

		30,375,024

MINNESOTA — 1.9%
Minneapolis, MN, Special School District No. 1 Series D, 5.00%, 2/1/2020	100,000	106,623
Minnesota, State General Obligation:
5.00%, 8/1/2019	370,000	389,518
Series A, 5.00%, 8/1/2019	700,000	736,926
Series A, 5.00%, 8/1/2020	1,100,000	1,192,906
Series A, 5.00%, 8/1/2022	13,070,000	14,949,205
Series D, 5.00%, 10/1/2019	330,000	349,100
Series D, 5.00%, 8/1/2020	600,000	650,676
Series D, 5.00%, 8/1/2021	5,055,000	5,635,314
Series D, 5.00%, 8/1/2022	2,025,000	2,316,154

See accompanying notes to financial statements.

114

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series E, 2.50%, 8/1/2020	$100,000	$102,161
Series E, 3.00%, 8/1/2021	125,000	130,705
Series F, 5.00%, 10/1/2020	855,000	931,762
Minnesota, State Public Facilities Authority:
Series A, 5.00%, 3/1/2022	5,140,000	5,825,162
Series B, 3.00%, 3/1/2021	6,335,000	6,591,314
Minnesota, State Revenue, General Obligation Series A, 5.00%, 6/1/2020	155,000	167,299
Rosemount-Apple Valley-Eagan Independent School District No. 196, General Obligation:
Series A, 5.00%, 2/1/2020	3,000,000	3,206,310
Series A, 5.00%, 2/1/2021	5,000,000	5,499,000
Shakopee, MN, Independent School District No. 720, General Obligation:
Series A, 5.00%, 2/1/2020	1,675,000	1,788,414
Series A, 5.00%, 2/1/2021	4,795,000	5,265,965
University of Michigan, Revenue Series B, 5.00%, 12/1/2019	175,000	186,186
University of Minnesota, Revenue Series B, 5.00%, 12/1/2022	8,190,000	9,420,629
Western Minnesota Municipal Power Agency 4.00%, 1/1/2019	265,000	271,728

		65,713,057

MISSISSIPPI — 0.0% (b)
Mississippi, State Development Bank Revenue 5.00%, 1/1/2019	880,000	908,785

MISSOURI — 0.8%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Authority Revenue Series A, 5.00%, 10/1/2019	385,000	407,284
Missouri, State Highways & Transportation Commission Revenue:
Series A, 5.00%, 5/1/2018	175,000	177,060
Series A, 5.00%, 5/1/2021	6,830,000	7,563,064
Series A, 5.00%, 5/1/2022	200,000	227,332
Series B, 5.00%, 5/1/2019	5,905,000	6,173,973
Springfield, MO, State Public Utility Revenue:
5.00%, 8/1/2020	11,395,000	12,363,347
5.00%, 8/1/2021	110,000	122,546
University of Missouri, Revenue:
Series A, 4.00%, 11/1/2019	130,000	135,548
Series A, 5.00%, 11/1/2019	710,000	753,033

See accompanying notes to financial statements.

115

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/2021	$125,000	$140,074

		28,063,261

NEBRASKA — 0.1%
Omaha, NE, Metropolitan Utilities District Revenue 5.00%, 12/1/2021	200,000	224,304
Omaha, NE, State Public Power District Electric Revenue:
Series B, 5.00%, 2/1/2019	475,000	492,808
Series B, 5.00%, 2/1/2020	1,135,000	1,213,054
Series B, 5.00%, 2/1/2021	2,865,000	3,146,400

		5,076,566

NEVADA — 0.9%
Clark County, NV, General Obligation:
5.00%, 6/1/2020	175,000	188,669
5.00%, 11/1/2020	225,000	245,410
5.00%, 11/1/2021	415,000	464,551
Series A, 5.00%, 7/1/2018	130,000	132,311
Clark County, NV, Revenue:
5.00%, 7/1/2020	205,000	221,453
5.00%, 7/1/2021	225,000	249,521
Clark County, NV, Water Reclamation District, General Obligation 5.00%, 7/1/2021	8,420,000	9,361,861
Las Vegas Valley, NV, Water District, General Obligation:
Series A, 5.00%, 6/1/2020	2,615,000	2,821,193
Series A, 5.00%, 6/1/2021	4,490,000	4,978,961
Nevada, State General Obligation:
Series D, 5.00%, 3/1/2020	515,000	551,127
Series D, 5.00%, 4/1/2020	11,410,000	12,240,648
Nevada, State Highway Improvement Revenue 5.00%, 12/1/2020	770,000	842,550

		32,298,255

NEW JERSEY — 0.4%
Bergen County, NJ, General Obligation:
4.00%, 10/15/2019	6,650,000	6,923,381
5.00%, 10/15/2020	125,000	136,343
New Jersey, Educational Facilities Authority Revenue:
Series A, 5.00%, 7/1/2020	105,000	113,776
Series B, 4.00%, 7/1/2019	80,000	82,945
Series B, 5.00%, 7/1/2022	4,760,000	5,448,010
Rutgers, NJ, State University Revenue:
Series J, 5.00%, 5/1/2019	590,000	615,919

See accompanying notes to financial statements.

116

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series J, 5.00%, 5/1/2020	$165,000	$177,489
Series J, 5.00%, 5/1/2021	145,000	160,067

		13,657,930

NEW MEXICO — 1.1%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2019	1,010,000	1,060,046
5.00%, 7/1/2021	370,000	411,388
Series A, 5.00%, 7/1/2018	125,000	127,160
Series A, 5.00%, 7/1/2019	1,575,000	1,653,041
Series A, 5.00%, 7/1/2020	20,000	21,631
Albuquerque, NM, Municipal School District No. 12, General Obligation Series B, 5.00%, 8/1/2019	3,940,000	4,145,313
New Mexico, State Finance Authority Revenue Series D, 5.00%, 6/1/2019	150,000	157,172
New Mexico, State General Obligation:
5.00%, 3/1/2019	4,600,000	4,784,552
5.00%, 3/1/2022	1,090,000	1,230,610
Series A, 5.00%, 3/1/2022	2,250,000	2,546,055
Series B, 5.00%, 3/1/2022	8,500,000	9,618,430
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2018	345,000	351,065
Series A, 5.00%, 7/1/2021	1,205,000	1,337,622
Series A, 5.00%, 7/1/2022	8,295,000	9,412,734
Series B, 4.00%, 7/1/2019	535,000	554,046

		37,410,865

NEW YORK — 15.1%
Battery Park City Authority Revenue Series A, 5.00%, 11/1/2020	2,020,000	2,211,456
Erie County, NY, Industrial Development Agency School Facility Revenue:
5.00%, 5/1/2019	100,000	104,690
Series A, 5.00%, 5/1/2021	3,275,000	3,628,765
Metropolitan New York, NY, Transportation Authority Revenue Series B, 5.00%, 11/15/2022	8,000,000	9,159,440
Metropolitan Transportation Authority Revenue:
Series A, 4.00%, 11/15/2018	340,000	347,256
Series A, 5.00%, 11/15/2019	120,000	127,471
Series A, 5.00%, 11/15/2021	175,000	196,590
Series A, 5.00%, 11/15/2022	6,070,000	6,989,423

See accompanying notes to financial statements.

117

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A1, 5.00%, 11/15/2020	$210,000	$228,997
Series B, 5.00%, 11/15/2019	125,000	132,569
Series B, 5.00%, 11/15/2022	7,300,000	8,357,989
Series C, 5.00%, 11/15/2021	1,385,000	1,549,247
Nassau County, NY, Interim Finance Authority Revenue Series A, 5.00%, 11/15/2020	1,265,000	1,387,629
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A, 5.00%, 10/1/2019	2,500,000	2,645,600
New York & New Jersey, NY, Port Authority Revenue:
Series 179, 5.00%, 12/1/2018	115,000	118,692
Series 179, 5.00%, 12/1/2020	110,000	120,364
Series 189, 5.00%, 5/1/2019	10,995,000	11,497,362
Series 189, 5.00%, 5/1/2020	3,400,000	3,658,978
New York City Transitional Finance Authority, Future Tax Secured Revenue:
Series A-1, 4.00%, 8/1/2019	1,200,000	1,244,112
Series A-1, 5.00%, 8/1/2019	1,275,000	1,341,644
Series A-1, 5.00%, 8/1/2020	1,125,000	1,219,421
Series A-1, 5.00%, 11/1/2021	2,190,000	2,456,676
Series A-1, 5.00%, 8/1/2022	100,000	114,236
Series B, 5.00%, 11/1/2018	195,000	200,655
Series B, 5.00%, 11/1/2020	130,000	141,905
Series C, 5.00%, 11/1/2019	15,300,000	16,215,858
Series C, 5.00%, 11/1/2020	8,345,000	9,109,235
Series C, 5.00%, 11/1/2021	4,725,000	5,300,363
Series C, 5.00%, 11/1/2022	3,335,000	3,832,949
Series D-1, 5.00%, 2/1/2019	1,885,000	1,954,632
Series E, 5.00%, 11/1/2019	150,000	158,979
Series E-1, 5.00%, 2/1/2020	400,000	427,424
Series F-1, 5.00%, 2/1/2019	1,940,000	2,011,664
Series F-1, 5.00%, 2/1/2021	4,180,000	4,597,164
New York City Water & Sewer System Revenue 4.00%, 6/15/2021	100,000	107,709
New York State Environmental Facilities Corp. Series D, 5.00%, 3/15/2020	175,000	187,926
New York State, Thruway Authority, Highway & Bridge Trust Fund Revenue:
Series A, 4.00%, 4/1/2020	115,000	121,058
Series A., 5.00%, 4/1/2020.	125,000	134,330
New York, NY, City Transitional Finance Authority, Building Aid Revenue:
Series S1, 5.00%, 7/15/2020	250,000	270,630

See accompanying notes to financial statements.

118

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series S1, 5.00%, 7/15/2021	$350,000	$389,316
Series S-1, 5.00%, 7/15/2018	325,000	331,123
Series S-1, 5.00%, 7/15/2021	1,050,000	1,167,946
Series S-2, 5.00%, 7/15/2020	1,500,000	1,623,390
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2022	15,000,000	17,239,650
Series C, 5.00%, 11/1/2022	200,000	229,862
Series I, 5.00%, 5/1/2021	290,000	321,027
New York, NY, General Obligation:
5.00%, 8/1/2021	2,315,000	2,575,646
Series A, 2.00%, 8/1/2021	100,000	100,759
Series A, 5.00%, 8/1/2018	365,000	372,490
Series A, 5.00%, 8/1/2019	6,410,000	6,745,051
Series A, 5.00%, 8/1/2020	890,000	964,226
Series A, 5.00%, 8/1/2021	640,000	712,058
Series A, 5.00%, 8/1/2022	16,250,000	18,517,362
Series A-1, 3.00%, 8/1/2020	5,345,000	5,519,461
Series A-1, 4.00%, 8/1/2020	10,525,000	11,132,924
Series A-1, 5.00%, 8/1/2021	3,360,000	3,738,302
Series B, 5.00%, 8/1/2019	3,575,000	3,761,865
Series B, 5.00%, 8/1/2020	180,000	195,012
Series C, 5.00%, 8/1/2018	285,000	290,848
Series C, 5.00%, 8/1/2020	165,000	178,761
Series C, 5.00%, 8/1/2022	8,675,000	9,885,423
Series D, 5.00%, 8/1/2019	190,000	199,931
Series D, 5.00%, 8/1/2020	180,000	195,012
Series E, 5.00%, 8/1/2021	11,110,000	12,360,875
Series G, 5.00%, 8/1/2019	2,820,000	2,967,401
Series I, 5.00%, 8/1/2020	10,190,000	11,039,846
Series I, 5.00%, 3/1/2021	5,370,000	5,909,524
Series J, 5.00%, 8/1/2019	15,040,000	15,826,141
Series J, 5.00%, 8/1/2020	4,170,000	4,517,778
Series J, 5.00%, 8/1/2021	225,000	250,333
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 3.00%, 12/1/2018	235,000	238,304
New York, NY, Sales Tax Asset Receivable Corp., Revenue Series A, 5.00%, 10/15/2020	2,020,000	2,205,618
New York, State Convention Center Development Corp., Revenue 5.00%, 11/15/2018	130,000	133,947
New York, State Dormitory Authority Revenue:

See accompanying notes to financial statements.

119

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 5/15/2020	$175,000	$188,760
5.00%, 6/15/2020	6,125,000	6,617,205
5.00%, 10/1/2020	2,790,000	3,046,010
5.00%, 3/15/2021	100,000	110,266
5.00%, 2/15/2022	3,600,000	4,064,220
Series A, 5.00%, 12/15/2018	195,000	201,507
Series A, 5.00%, 2/15/2019	405,000	420,678
Series A, 5.00%, 3/15/2020	285,000	305,794
Series A, 5.00%, 2/15/2021	545,000	599,707
Series A, 5.00%, 2/15/2022	4,250,000	4,798,037
Series A, 5.00%, 3/15/2022	7,500,000	8,495,700
Series A, 5.00%, 7/1/2022	1,920,000	2,189,472
Series B, 5.00%, 10/1/2019	4,275,000	4,530,816
Series C, 5.00%, 3/15/2020	2,205,000	2,364,885
Series E, 5.00%, 3/15/2020	1,345,000	1,442,526
Series E, 5.00%, 2/15/2022	5,175,000	5,842,316
New York, State Dormitory Authority Revenue, Non State Supported Debt:
Series A, 4.00%, 7/1/2020	3,765,000	3,984,161
Series A, 5.00%, 7/1/2020	1,325,000	1,434,392
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.00%, 2/15/2022	15,000,000	16,934,250
Series C, 5.00%, 3/15/2019	855,000	890,440
Series D, 4.00%, 2/15/2021	2,015,000	2,156,332
Series D, 5.00%, 2/15/2020	615,000	658,068
Series D, 5.00%, 2/15/2021	5,125,000	5,639,447
Series D, 5.00%, 2/15/2022	12,960,000	14,631,192
Series E, 5.00%, 3/15/2021	565,000	623,003
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 3.00%, 3/15/2019	3,020,000	3,073,635
Series A, 5.00%, 3/15/2019	5,395,000	5,618,622
Series A, 5.00%, 3/15/2020	7,610,000	8,165,226
Series A, 5.00%, 3/15/2021	22,840,000	25,207,366
Series A, 5.00%, 3/15/2022	1,440,000	1,631,174
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 5.00%, 2/15/2018	5,000	5,021
Series A, 5.00%, 2/15/2020	175,000	187,255
Series A, 5.00%, 3/15/2020	5,270,000	5,652,128
Series D, 4.00%, 2/15/2019	325,000	333,996
Series E, 5.00%, 2/15/2018	5,000	5,021
Series E, 5.00%, 2/15/2019	3,215,000	3,339,453

See accompanying notes to financial statements.

120

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series E, 5.00%, 2/15/2020	$5,025,000	$5,376,901
New York, State Environmental Facilities Corp., Revenue:
5.00%, 6/15/2020	530,000	573,386
5.00%, 6/15/2021	3,085,000	3,431,291
5.00%, 6/15/2022	6,045,000	6,913,183
Series A, 5.00%, 6/15/2021	375,000	417,094
New York, State General Obligation:
Series C, 5.00%, 4/15/2019	2,530,000	2,645,064
Series C, 5.00%, 4/15/2020	8,485,000	9,135,036
Series E, 5.00%, 12/15/2019	325,000	346,778
New York, State Urban Development Corp., Revenue:
Series A, 5.00%, 3/15/2019	2,900,000	3,020,205
Series A, 5.00%, 3/15/2020	16,860,000	18,082,519
Series A, 5.00%, 3/15/2022	28,235,000	31,934,632
Series A-, 5.00%, 3/15/2021	10,140,000	11,180,972
Series A-1, 5.00%, 3/15/2020	300,000	321,753
Series A-1, 5.00%, 3/15/2022	4,315,000	4,880,394
Series C, 5.00%, 3/15/2019	15,000,000	15,621,750
Series D, 5.00%, 3/15/2020	7,935,000	8,510,367
Series D, 5.00%, 3/15/2021	6,065,000	6,687,633
Series D, 5.00%, 3/15/2022	1,440,000	1,628,683
Series E, 5.00%, 3/15/2020	125,000	134,064
Sales Tax Asset Receivable Corp., Revenue Series A, 5.00%, 10/15/2022	175,000	201,418
Triborough, NY, Bridge & Tunnel Authority Revenue:
Series B, 4.00%, 11/15/2020	400,000	426,208
Series B, 4.00%, 11/15/2021	425,000	461,257
Series B, 5.00%, 11/15/2018	250,000	257,745
Series B, 5.00%, 11/15/2019	200,000	212,606
Series B, 5.00%, 11/15/2021	1,220,000	1,369,535
Utility Debt Securitization Authority Revenue Series B, 5.00%, 6/15/2020	495,000	503,004
Westchester County, NY, General Obligation Series A, 5.00%, 1/1/2021	3,000,000	3,297,990

		528,407,849

NORTH CAROLINA — 2.3%
Buncombe County, NC, Revenue Series A, 5.00%, 6/1/2019	770,000	807,260
Charlotte, NC, General Obligation 5.00%, 12/1/2021	250,000	281,490
Guilford County, NC, General Obligation Series A, 5.00%, 2/1/2021	4,035,000	4,442,817
Mecklenburg County, NC, General Obligation:

See accompanying notes to financial statements.

121

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 9/1/2019	$200,000	$211,302
Series A, 5.00%, 9/1/2022	3,240,000	3,718,678
Mecklenburg County, NC, State Revenue Series A, 5.00%, 10/1/2019	1,070,000	1,133,077
North Carolina, Municipal Power Agency No. 1 Series A, 4.00%, 1/1/2019	355,000	363,832
North Carolina, Revenue:
Series A, 5.00%, 5/1/2019	140,000	146,415
Series A, 5.00%, 5/1/2020	135,000	145,283
Series B, 5.00%, 5/1/2019	120,000	125,498
Series B, 5.00%, 11/1/2020	150,000	163,737
Series B, 5.00%, 6/1/2022	100,000	113,783
Series C, 5.00%, 5/1/2019	285,000	298,059
Series C, 5.00%, 5/1/2020	225,000	242,138
North Carolina, State Eastern Municipal Power Agency, Revenue Series B, 5.00%, 1/1/2021	320,000	350,112
North Carolina, State General Obligation:
5.00%, 6/1/2022	4,000,000	4,562,280
Series A, 5.00%, 6/1/2019	3,250,000	3,407,723
Series A, 5.00%, 6/1/2021	140,000	155,590
Series B, 5.00%, 6/1/2020	2,265,000	2,447,514
Series C, 3.75%, 5/1/2019	125,000	128,699
Series D, 3.00%, 6/1/2019	6,185,000	6,313,153
Series D, 4.00%, 6/1/2021	10,000,000	10,783,200
Series E, 5.00%, 5/1/2019	14,665,000	15,339,003
Series E, 5.00%, 5/1/2020	18,225,000	19,643,634
Wake County, NC, Revenue Series A, 5.00%, 12/1/2021	4,380,000	4,922,857

		80,247,134

OHIO — 2.5%
Cincinnati, OH, General Obligation Series A, 5.00%, 12/1/2019	100,000	106,275
Columbus, OH, General Obligation:
Series 1, 5.00%, 7/1/2020	275,000	297,492
Series 2012-3, 5.00%, 8/15/2018	320,000	327,062
Franklin, OH, General Obligation 5.00%, 6/1/2022	355,000	404,579
Hamilton County, OH, Sewer System Revenue:
Series A, 5.00%, 12/1/2019	1,660,000	1,765,460
Series A, 5.00%, 12/1/2022	100,000	115,127
Ohio, State General Obligation:
5.00%, 9/1/2020	6,380,000	6,934,103

See accompanying notes to financial statements.

122

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 5/1/2021	$7,040,000	$7,561,594
Series A, 5.00%, 9/15/2019	3,075,000	3,250,121
Series A, 5.00%, 5/1/2020	145,000	156,079
Series A, 5.00%, 9/15/2020	810,000	881,353
Series A, 5.00%, 9/15/2021	7,665,000	8,565,254
Series A, 5.00%, 3/15/2022	5,535,000	6,265,011
Series A, 5.00%, 5/1/2025	270,000	306,415
Series B, 5.00%, 9/15/2019	20,000	21,139
Series C, 3.00%, 11/1/2020	8,460,000	8,771,751
Series C, 4.00%, 11/1/2021	1,575,000	1,707,442
Series R, 5.00%, 5/1/2019	2,075,000	2,170,367
Series R, 5.00%, 5/1/2022	9,315,000	10,575,413
Series S, 5.00%, 5/1/2021	2,260,000	2,500,261
Series ST, 5.00%, 9/1/2021	100,000	111,625
Ohio, State Infrastructure Project Revenue:
Series 1A-GARVEE, 5.00%, 12/15/2019	2,755,000	2,927,546
Series 1A-GARVEE, 5.00%, 12/15/2020	220,000	240,071
Series 1-GARVEE, 4.00%, 12/15/2019	125,000	130,441
Series 2016-1 GARVEE, 5.00%, 12/15/2021	2,550,000	2,853,552
Ohio, State Turnpike & Infrastructure Commission Revenue Series A, 3.00%, 2/15/2022	4,000,000	4,187,960
Ohio, State Water Development Authority Revenue:
Series A, 5.00%, 6/1/2019	125,000	131,066
Series A, 5.00%, 12/1/2019	1,500,000	1,596,465
Series A, 5.00%, 6/1/2020	100,000	107,959
Ohio, State Water Development Authority, Water Pollution Control Revenue:
5.00%, 6/1/2019	150,000	157,279
5.00%, 12/1/2022	2,595,000	2,990,193
Series B, 5.00%, 12/1/2020	315,000	344,963
Series B, 5.00%, 6/1/2022	7,070,000	8,047,710

		86,509,128

OKLAHOMA — 0.1%
Oklahoma City, Water Utilities Trust, Water & Sewer Revenue 5.00%, 7/1/2019	250,000	262,617

See accompanying notes to financial statements.

123

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Oklahoma Water Resources Board 5.00%, 4/1/2022	$3,800,000	$4,311,328

		4,573,945

OREGON — 1.5%
Deschutes County, OR, State Administrative School District No. 1 Bend-La Pine, General Obligation:
5.00%, 6/15/2019	195,000	204,493
Series B, 4.00%, 6/15/2019	125,000	129,300
Oregon, State Department of Authority Services Lottery Revenue:
Series B, 5.00%, 4/1/2019	450,000	469,278
Series D, 5.00%, 4/1/2020	790,000	848,239
Oregon, State Department of Transportation, Highway User Tax Revenue:
Series A, 5.00%, 11/15/2021	125,000	140,321
Series A, 5.00%, 11/15/2022	2,890,000	3,326,303
Oregon, State General Obligation:
5.00%, 5/1/2020	1,185,000	1,275,830
Series A, 5.00%, 5/1/2022	8,820,000	10,021,372
Series D, 4.00%, 5/1/2021	6,085,000	6,539,915
Portland, OR, Sewer System Revenue:
Series A, 5.00%, 8/1/2018	155,000	158,143
Series A, 5.00%, 6/1/2019	150,000	157,172
Series A, 5.00%, 10/1/2019	1,245,000	1,317,509
Series A, 5.00%, 4/1/2020	9,205,000	9,894,178
Series A, 5.00%, 6/1/2021	9,375,000	10,399,219
Series B, 5.00%, 6/15/2022	4,185,000	4,768,682
Washington County, OR, School District No. 48J Beaverton, General Obligation Series B, 4.00%, 6/15/2019	1,300,000	1,344,720

		50,994,674

PENNSYLVANIA — 1.9%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
Series A, 4.00%, 1/1/2018	145,000	145,000
Series B, 5.00%, 1/1/2020	330,000	346,754
Pennsylvania, State General Obligation:
5.00%, 10/15/2018	105,000	107,808
5.00%, 1/15/2019	500,000	517,455
5.00%, 2/1/2019	325,000	336,755
5.00%, 3/15/2019	8,500,000	8,840,935
5.00%, 10/15/2019	5,995,000	6,340,912

See accompanying notes to financial statements.

124

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 4/1/2020	$600,000	$640,800
5.00%, 3/15/2021	230,000	251,652
5.00%, 7/1/2021	10,100,000	11,132,119
5.00%, 9/15/2021	15,365,000	17,006,443
5.00%, 1/15/2023	1,300,000	1,477,177
5.00%, 7/1/2019	275,000	288,461
5.00%, 1/15/2021	12,620,000	13,752,140
Series D, 5.00%, 8/15/2019	125,000	131,589
Series D, 5.00%, 8/15/2022	200,000	225,670
Pennsylvania, State Higher Educational Facilities Authority Revenue:
Series AN, 5.00%, 6/15/2018	275,000	279,323
Series AQ, 5.00%, 6/15/2019	2,460,000	2,578,302
Pennsylvania, State University Revenue Series B, 5.00%, 9/1/2021	1,375,000	1,532,781

		65,932,076

RHODE ISLAND — 0.1%
Rhode Island Health & Educational Building Corp., Revenue Series A, 4.00%, 5/15/2021	3,070,000	3,267,861
Rhode Island, State General Obligation:
5.00%, 8/1/2019	260,000	273,590
Series A, 5.00%, 11/1/2018	115,000	118,287

		3,659,738

SOUTH CAROLINA — 0.3%
Beaufort County, SC, School District, General Obligation:
Series A, 5.00%, 3/1/2020	2,225,000	2,383,042
Series A, 5.00%, 3/1/2021	205,000	225,863
Charleston Educational Excellence Finance Corp., Revenue 5.00%, 12/1/2019	100,000	106,042
Florence County, SC, General Obligation:
4.00%, 6/1/2019	2,880,000	2,976,019
4.00%, 6/1/2021	525,000	564,307
Horry County, SC, School District, General Obligation 5.00%, 3/1/2021	2,425,000	2,672,592
South Carolina, State General Obligation Series A, 5.00%, 10/1/2019	2,695,000	2,854,355

		11,782,220

TENNESSEE — 0.6%
Nashville & Davidson County, TN, Metropolitan Government General Obligation:

See accompanying notes to financial statements.

125

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2020	$5,000,000	$5,402,600
5.00%, 7/1/2022	4,600,000	5,234,938
Series A, 5.00%, 1/1/2021	165,000	180,881
Series C, 5.00%, 7/1/2021	120,000	133,337
Shelby, TN, General Obligation Series A, 5.00%, 4/1/2021	100,000	110,438
Tennessee, State General Obligation Series A, 5.00%, 8/1/2021	2,575,000	2,872,515
Tennessee, State School Bond Authority Revenue:
5.00%, 11/1/2018	300,000	308,826
5.00%, 11/1/2019	3,150,000	3,339,756
5.00%, 11/1/2022	1,000,000	1,148,810
Series B, 5.00%, 11/1/2019	165,000	174,940
Series B, 5.00%, 11/1/2020	3,025,000	3,300,275

		22,207,316

TEXAS — 11.4%
Aldine, TX, Independent School District, General Obligation 5.00%, 2/15/2021 (c)	1,860,000	2,038,988
Alvin, TX, Independent School District, General Obligation:
Series B, 3.00%, 2/15/2033 (a) (c)	1,050,000	1,069,771
Series C, 3.00%, 2/15/2020 (c)	3,750,000	3,845,362
Series C, 5.00%, 2/15/2021 (c)	2,400,000	2,633,232
Austin, TX, General Obligation:
5.00%, 9/1/2020	2,980,000	3,233,926
5.00%, 9/1/2021	1,350,000	1,504,912
Austin, TX, Independent School District, General Obligation:
5.00%, 8/1/2019 (c)	105,000	110,539
5.00%, 8/1/2020 (c)	4,045,000	4,379,157
Series B, 5.00%, 8/1/2019	3,760,000	3,961,987
Series B, 5.00%, 8/1/2022 (c)	4,500,000	5,127,885
Austin, TX, Water & Wastewater System Revenue Series A, 5.00%, 11/15/2020	1,635,000	1,783,393
Bexar County, TX, Hospital District, General Obligation 5.00%, 2/15/2021	500,000	547,315
Birdville, Independent School District, General Obligation Series A, 5.00%, 2/15/2022 (c)	245,000	275,968
County of Dallas, TX, General Obligation:
5.00%, 8/15/2019	560,000	590,811
5.00%, 8/15/2021	5,025,000	5,594,835

See accompanying notes to financial statements.

126

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Cypress-Fairbanks, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (c)	$175,000	$187,105
5.00%, 2/15/2021 (c)	500,000	549,870
5.00%, 2/15/2022 (c)	420,000	474,159
Series B3, 4.00%, 2/15/2040 (a) (c)	150,000	155,208
Series C, 5.00%, 2/15/2020 (c)	1,310,000	1,400,613
Series C, 5.00%, 2/15/2021 (c)	460,000	505,880
Dallas County, TX, Community College District, General Obligation 5.00%, 2/15/2020	5,000,000	5,342,600
Dallas, TX, Area Rapid Transit Revenue:
Series A, 5.00%, 12/1/2019	3,105,000	3,302,882
Series A, 5.00%, 12/1/2020	3,025,000	3,309,108
Series B, 5.00%, 12/1/2021	2,790,000	3,133,533
Series B, 5.00%, 12/1/2022	1,115,000	1,283,109
Dallas, TX, General Obligation:
5.00%, 2/15/2020	7,850,000	8,379,404
5.00%, 2/15/2021	4,125,000	4,506,191
Series A, 5.00%, 2/15/2019	1,100,000	1,141,833
Series A, ETM, 5.00%, 2/15/2018	5,000	5,021
Dallas, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2021 (c)	35,000	38,904
Fort Bend, TX, Independent School District, General Obligation 5.00%, 2/15/2022 (c)	4,265,000	4,802,305
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2019 (c)	900,000	934,740
5.00%, 2/15/2020 (c)	265,000	282,930
5.00%, 2/15/2022 (c)	2,540,000	2,859,989
Fort Worth, TX, Water & Sewer System Revenue:
Series A, 5.00%, 2/15/2019	165,000	171,463
Series A, 5.00%, 2/15/2021	3,640,000	4,005,383
Frisco, TX, General Obligation 4.00%, 2/15/2019	100,000	102,779
Frisco, TX, Independent School District, General Obligation:
Series A, 5.00%, 8/15/2021 (c)	3,350,000	3,729,890
Series A, 5.00%, 8/15/2022 (c)	430,000	490,071
Grapevine-Colleyville, TX, Independent School District, General Obligation 5.00%, 8/15/2019 (c)	1,355,000	1,428,211

See accompanying notes to financial statements.

127

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Harris County, TX, Cultural Education Facilities Finance Corp., Revenue 5.00%, 11/15/2022	$665,000	$760,713
Harris County, TX, General Obligation:
Series A, 5.00%, 10/1/2019	2,280,000	2,413,175
Series A, 5.00%, 10/1/2020	405,000	439,656
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
5.00%, 11/1/2019	360,000	381,686
5.00%, 11/1/2020	200,000	218,026
Houston of Harris County, TX, Port Authority General Obligation:
Series A, 5.00%, 10/1/2020	235,000	256,098
Series A, 5.00%, 10/1/2022	2,700,000	3,099,087
Houston, TX, General Obligation:
Series A, 5.00%, 3/1/2020	4,855,000	5,205,240
Series A, 5.00%, 3/1/2021	12,640,000	13,914,112
Series A, 5.00%, 3/1/2022	375,000	420,649
Houston, TX, Independent School District Public Facility Corp.:
5.00%, 9/15/2019	4,750,000	5,022,982
5.00%, 9/15/2020	2,725,000	2,960,494
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2019 (c)	625,000	649,125
5.00%, 2/15/2020 (c)	15,195,000	16,229,627
5.00%, 2/15/2022 (c)	10,720,000	12,070,506
Series A, 5.00%, 2/15/2018 (c)	150,000	150,626
Series A, 5.00%, 2/15/2021 (c)	4,240,000	4,654,757
Series A, 5.00%, 2/15/2022 (c)	3,035,000	3,417,349
Series C, 5.00%, 2/15/2019	480,000	498,854
Houston, TX, Utilities System Revenue:
Series B, 5.00%, 11/15/2020	115,000	125,235
Series C, 5.00%, 5/15/2020	485,000	521,026
Series D, 5.00%, 11/15/2019	100,000	106,207
Irving, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2022 (c)	110,000	123,904
Katy, TX, Independent School District, General Obligation:
4.00%, 2/15/2019 (c)	230,000	236,341
Series A, 5.00%, 2/15/2020 (c)	3,000,000	3,203,610
Series A, 5.00%, 2/15/2021 (c)	330,000	361,756
Series A, 5.00%, 2/15/2022 (c)	2,860,000	3,214,240

See accompanying notes to financial statements.

128

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 2/15/2020 (c)	$150,000	$160,181
Lamar, TX, Consolidated Independent School District, General Obligation:
5.00%, 2/15/2020 (c)	2,815,000	3,011,543
5.00%, 2/15/2022 (c)	170,000	191,922
Lewisville, TX, Independent School District, General Obligation:
3.00%, 8/15/2019 (c)	145,000	148,225
Series A, 4.00%, 8/15/2018 (c)	200,000	203,118
Series A, 5.00%, 8/15/2019 (c)	190,000	200,266
Series A, 5.00%, 8/15/2021 (c)	200,000	222,680
5.00%, 2/15/2020	415,000	443,527
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2019	3,310,000	3,496,485
5.00%, 9/1/2020	185,000	200,764
5.00%, 9/1/2021	100,000	111,437
Northside, TX, Independent School District, General Obligation:
2.00%, 8/1/2044 (a) (c)	17,015,000	17,065,024
5.00%, 8/1/2021 (c)	2,670,000	2,967,678
Series A, 5.00%, 8/1/2018 (c)	300,000	306,102
Northwest, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2021 (c)	2,120,000	2,331,449
Pasadena, TX, Independent School District, General Obligation Series B, VRN, 3.00%, 2/15/2044 (a) (c)	910,000	929,365
Plano, TX, Independent School District, General Obligation:
5.00%, 2/15/2019 (c)	850,000	882,810
5.00%, 2/15/2020 (c)	375,000	400,778
5.00%, 2/15/2021 (c)	250,000	274,695
Series A, 5.00%, 2/15/2022 (c)	6,300,000	7,101,675
Series B, 5.00%, 2/15/2020 (c)	11,000,000	11,756,140
Series B, 5.00%, 2/15/2021 (c)	300,000	329,634
San Antonio, TX General Obligation 5.00%, 2/1/2019	185,000	192,017
San Antonio, TX, Independent School District, General Obligation:
5.00%, 2/15/2019 (c)	700,000	727,020
5.00%, 2/15/2020 (c)	695,000	743,671
5.00%, 2/15/2021 (c)	2,930,000	3,225,051
San Antonio, TX, Electric & Gas Revenue:

See accompanying notes to financial statements.

129

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/1/2019	$2,525,000	$2,617,996
5.00%, 2/1/2020	1,270,000	1,355,941
5.00%, 2/1/2021	65,000	71,446
5.00%, 2/1/2022	4,060,000	4,582,197
Series A, 2.25%, 2/1/2033 (a)	7,500,000	7,568,700
Series D, VRN, 3.00%, 12/1/2045 (a)	375,000	391,834
San Antonio, TX, General Obligation:
5.00%, 2/1/2018	200,000	200,566
5.00%, 2/1/2019	1,385,000	1,437,533
5.00%, 2/1/2021	315,000	346,239
5.00%, 2/1/2022	4,000,000	4,511,120
San Antonio, TX, Water Revenue:
Series A, 5.00%, 5/15/2019	2,225,000	2,327,127
Series A, 5.00%, 5/15/2020	1,125,000	1,210,196
Southwest Higher Education Authority, Inc. Revenue 5.00%, 10/1/2020	300,000	326,175
Spring Branch Independent School District, General Obligation Series A, 5.00%, 2/1/2020 (c)	750,000	800,940
Spring Independent School District, General Obligation 5.00%, 8/15/2020 (c)	2,075,000	2,250,047
Tarrant, TX, Regional Water District Revenue:
5.00%, 3/1/2021	515,000	566,577
5.00%, 3/1/2022	120,000	135,377
Texas, State A&M University Revenue:
Series C, 5.00%, 5/15/2020	115,000	123,876
Series C, 5.00%, 5/15/2022	6,780,000	7,702,351
Series D, 5.00%, 5/15/2021	135,000	149,515
Texas, State General Obligation:
5.00%, 10/1/2018	200,000	205,310
5.00%, 4/1/2019	630,000	657,228
5.00%, 4/1/2020	12,370,000	13,281,916
5.00%, 10/1/2020	875,000	953,068
5.00%, 4/1/2021	7,805,000	8,619,686
5.00%, 10/1/2021	3,090,000	3,458,328
Series A, 4.00%, 10/1/2021	7,125,000	7,716,945
Series A, 5.00%, 10/1/2018	100,000	102,655
Series A, 5.00%, 10/1/2019	5,000,000	5,295,650
Series A, 5.00%, 10/1/2020	100,000	108,922
Series A, 5.00%, 10/1/2021	1,630,000	1,824,296
Texas, State Transportation Commission, Highway Fund Revenue:
3.00%, 10/1/2021	3,000,000	3,137,520

See accompanying notes to financial statements.

130

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 10/1/2019	$5,175,000	$5,480,998
5.00%, 10/1/2020	295,000	321,571
5.00%, 10/1/2021	6,050,000	6,778,178
Series A, 5.00%, 4/1/2019	6,635,000	6,921,765
Series A, 5.00%, 4/1/2020	5,770,000	6,199,346
Series A, 5.00%, 4/1/2021	530,000	585,851
Series B, 4.00%, 4/1/2026 (a)	3,010,000	3,239,603
Texas, State University System Revenue:
Series A, 5.00%, 3/15/2019	1,240,000	1,292,006
Series A, 5.00%, 3/15/2020	100,000	106,869
Series A, 5.00%, 3/15/2022	2,055,000	2,315,368
Texas, State Water Development Board Revenue:
4.00%, 4/15/2020	2,350,000	2,469,967
5.00%, 10/15/2020	2,000,000	2,177,480
5.00%, 4/15/2021	500,000	551,955
Trinity River, TX, Authority Regional Wastewater System Revenue:
5.00%, 8/1/2019	250,000	263,390
5.00%, 8/1/2020	410,000	444,735
5.00%, 8/1/2021	110,000	122,628
University of North Texas, Revenue:
5.00%, 4/15/2022	1,295,000	1,463,920
Series A, 5.00%, 4/15/2020	1,685,000	1,810,937
University of Texas, Revenue:
5.00%, 8/15/2019	7,985,000	8,408,524
5.00%, 8/15/2020	3,065,000	3,326,015
5.00%, 7/1/2022	1,940,000	2,211,367
5.00%, 8/15/2022	2,095,000	2,394,669
Series C, 5.00%, 8/15/2021	5,050,000	5,630,194
Series E, 5.00%, 8/15/2020	115,000	124,793
Series H, 5.00%, 8/15/2020	2,960,000	3,212,074
Series H, 5.00%, 8/15/2021	2,500,000	2,787,225
Series H, 5.00%, 8/15/2022	5,770,000	6,595,341
Series I, 5.00%, 8/15/2021	7,055,000	7,865,549

		396,639,195

UTAH — 0.5%
Jordan, UT, School District, General Obligation 5.00%, 6/15/2019	1,250,000	1,310,662
Utah, State General Obligation:
5.00%, 7/1/2019	100,000	105,107
5.00%, 7/1/2022	12,400,000	14,186,592

See accompanying notes to financial statements.

131

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Utah, Transit Authority Sales Tax Revenue Series A, 5.00%, 6/15/2020	$160,000	$173,018

		15,775,379

VIRGINIA — 3.3%
Arlington County, VA, General Obligation 5.00%, 8/15/2021	5,570,000	6,216,176
Fairfax County, VA, Economic Development Authority, Transportation District, Improvement Revenue:
5.00%, 4/1/2021	6,360,000	7,021,758
Series A, 5.00%, 10/1/2019	2,175,000	2,301,280
Fairfax County, VA, General Obligation:
5.00%, 10/1/2019	1,000,000	1,058,950
5.00%, 10/1/2021	11,110,000	12,455,754
Series A, 4.00%, 10/1/2020	7,105,000	7,558,938
Series A, 5.00%, 10/1/2027	620,000	692,466
Series B, 4.00%, 10/1/2021	105,000	113,922
Series C, 5.00%, 10/1/2020	755,000	823,426
Loudoun, VA, General Obligation Series A, 5.00%, 12/1/2022	4,620,000	5,335,361
Richmond, VA, General Obligation Series B, 5.00%, 7/15/2022	11,965,000	13,635,793
Richmond, VA, Public Utility Revenue Series A, 5.00%, 1/15/2020	3,000,000	3,201,390
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2020	5,180,000	5,529,650
5.00%, 2/1/2022	12,925,000	14,554,842
Series A, 5.00%, 2/1/2019	195,000	202,246
Series A, 5.00%, 2/1/2020	4,700,000	5,017,250
Series E, 5.00%, 2/1/2023	5,000,000	5,754,700
Virginia, State Commonwealth Transportation Board:
5.00%, 9/15/2019	1,000,000	1,057,290
5.00%, 3/15/2021	1,090,000	1,200,112
5.00%, 5/15/2021	2,025,000	2,239,225
Virginia, State Commonwealth Transportation Board General Obligation:
Series B, 5.00%, 6/1/2021	5,000,000	5,555,050
Series B, 5.00%, 6/1/2022	9,055,000	10,327,861
Virginia, State Commonwealth Transportation Board Revenue 5.00%, 9/15/2020	2,940,000	3,194,075
Virginia, State Public School Authority Revenue:
5.00%, 8/1/2021	285,000	316,880

See accompanying notes to financial statements.

132

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2022	$1,000,000	$1,140,470
Virginia, State Resources Authority Revenue 5.00%, 10/1/2022	190,000	218,084

		116,722,949

WASHINGTON — 2.8%
Central Puget Sound, WA, Regional Transit Authority Revenue Series P1, 5.00%, 2/1/2021	210,000	231,225
Energy Northwest, WA, Electricity Revenue:
4.00%, 7/1/2018	105,000	106,330
5.00%, 7/1/2020	100,000	108,154
5.00%, 7/1/2022	250,000	285,203
Series A, 5.00%, 7/1/2018	175,000	178,077
Series A, 5.00%, 7/1/2021	6,850,000	7,616,241
Series A, 5.00%, 7/1/2022	2,940,000	3,353,981
King County, WA, School District No. 414, General Obligation:
5.00%, 12/1/2019	255,000	271,052
5.00%, 12/1/2021	6,070,000	6,822,316
Pierce County, WA, School District No. 10, General Obligation:
5.00%, 12/1/2019	200,000	212,550
5.00%, 12/1/2020	3,500,000	3,829,770
Port of Seattle, WA, Revenue Series A, 5.00%, 10/1/2018	200,000	205,354
Seattle, WA, Drainage & Wastewater Revenue 4.00%, 7/1/2019	400,000	414,604
Seattle, WA, General Obligation Series A, 5.00%, 6/1/2020	2,000,000	2,158,700
Seattle, WA, Municipal Light & Power Revenue Series B, 5.00%, 4/1/2021	8,825,000	9,731,416
Seattle, WA, Water System Revenue 5.00%, 5/1/2021	2,615,000	2,893,890
Tacoma, WA, Electric System Revenue Series A, 4.00%, 1/1/2020	100,000	104,592
Washington, State General Obligation:
4.00%, 7/1/2018	100,000	101,291
4.00%, 7/1/2019	6,620,000	6,861,696
5.00%, 7/1/2020	8,150,000	8,804,119
5.00%, 2/1/2021	350,000	385,262
Series 2016A, 5.00%, 7/1/2021	7,930,000	8,828,469
Series B, 5.00%, 8/1/2021	1,355,000	1,511,557
Series D, 5.00%, 2/1/2021	40,000	44,030

See accompanying notes to financial statements.

133

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 2/1/2022	$2,255,000	$2,545,985
Series E, 5.00%, 2/1/2022	100,000	112,904
Series R-2015, 5.00%, 7/1/2019	4,375,000	4,599,131
Series R-2015, 5.00%, 7/1/2020	225,000	243,635
Series R-2015, 5.00%, 7/1/2021	505,000	562,216
Series R-2015E, 5.00%, 7/1/2019	15,595,000	16,393,932
Series R-2015E, 5.00%, 7/1/2020	175,000	189,494
Series R-2017C, 5.00%, 8/1/2019	8,325,000	8,773,551
Series R-C, 5.00%, 7/1/2019	210,000	220,758
Series R-C, 5.00%, 7/1/2020	210,000	227,392

		98,928,877

WEST VIRGINIA — 0.1%
West Virginia, State General Obligation Series A, 5.00%, 6/1/2020	1,565,000	1,689,183

WISCONSIN — 2.6%
Madison, WI, General Obligation Series A, 1.25%, 10/1/2019	100,000	99,074
Wisconsin, State Clean Water Revenue:
Series 1, 5.00%, 6/1/2020	185,000	199,177
Series 1, 5.00%, 6/1/2022	2,760,000	3,125,341
Wisconsin, State Department of Transportation Revenue:
5.00%, 7/1/2020	275,000	297,424
5.00%, 7/1/2022	4,500,000	5,131,575
Series 1, 5.00%, 7/1/2021	1,685,000	1,768,492
Series 1, 5.00%, 7/1/2022	100,000	104,955
Series 1, 5.00%, 7/1/2025	530,000	556,261
Series 1, 5.00%, 7/1/2028	100,000	113,896
Series 2, 5.00%, 7/1/2019	1,500,000	1,575,705
Series 2, 5.00%, 7/1/2021	135,000	150,053
Wisconsin, State General Obligation:
5.00%, 5/1/2019	11,300,000	11,810,195
5.00%, 5/1/2020	5,045,000	5,432,910
5.00%, 5/1/2021	13,055,000	14,451,754
5.00%, 11/1/2022	5,000,000	5,746,550
5.00%, 5/1/2027	2,500,000	2,826,025
Series 1, 5.00%, 5/1/2019	350,000	365,802
Series 1, 5.00%, 11/1/2020	395,000	431,518
Series 1, 5.00%, 11/1/2021	900,000	1,009,593
Series 2, 5.00%, 5/1/2018	100,000	101,187
Series 2, 5.00%, 5/1/2019	4,750,000	4,964,462
Series 2, 5.00%, 5/1/2020	150,000	161,534
Series 2, 5.00%, 11/1/2021	5,085,000	5,704,200

See accompanying notes to financial statements.

134

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series 2, 5.00%, 11/1/2022	$4,000,000	$4,597,240
Series 3, 5.00%, 11/1/2020	1,980,000	2,163,051
Series 3, 5.00%, 11/1/2021	5,365,000	6,018,296
Series 4, 5.00%, 5/1/2019	8,435,000	8,815,840
Series A, 5.00%, 6/1/2019	315,000	330,287
Series A, 5.00%, 5/1/2024	115,000	129,997
Series B, 5.00%, 5/1/2021	140,000	154,979
Series B, 5.00%, 5/1/2022	520,000	558,496
Series B, 5.00%, 5/1/2023	130,000	143,909
Series B, 5.00%, 5/1/2025	515,000	553,125
Series B, 5.00%, 5/1/2026	195,000	209,436
Series B, 5.00%, 5/1/2028	125,000	141,301
Series B, 5.00%, 5/1/2030	580,000	655,638

		90,599,278

TOTAL MUNICIPAL BONDS & NOTES (Cost $3,479,066,351)		3,440,230,888

	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e) (Cost $5,931,775)	5,931,775	5,931,775

TOTAL INVESTMENTS — 98.7% (Cost $3,484,998,126)		3,446,162,663

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		44,849,183

NET ASSETS — 100.0%		$3,491,011,846

(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2017.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Bond is insured by the following:

% of Net Assets
Permanent School Fund Guaranteed	3.8%

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.

VRN = Variable Rate Note

See accompanying notes to financial statements.

135

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Alabama	$—	$12,998,922	$—	$12,998,922
Alaska	—	8,814,072	—	8,814,072
Arizona	—	88,580,989	—	88,580,989
Arkansas	—	14,911,910	—	14,911,910
California	—	660,547,512	—	660,547,512
Colorado	—	13,218,465	—	13,218,465
Connecticut	—	60,548,053	—	60,548,053
Delaware	—	19,761,042	—	19,761,042
District of Columbia	—	18,804,463	—	18,804,463
Florida	—	125,527,356	—	125,527,356
Georgia	—	89,287,918	—	89,287,918
Hawaii	—	40,865,424	—	40,865,424
Illinois	—	49,875,974	—	49,875,974
Indiana	—	8,838,313	—	8,838,313
Iowa	—	9,595,170	—	9,595,170
Kansas	—	16,314,088	—	16,314,088
Kentucky	—	8,654,531	—	8,654,531
Louisiana	—	11,653,489	—	11,653,489
Maine	—	8,508,019	—	8,508,019
Maryland	—	217,867,547	—	217,867,547
Massachusetts	—	166,884,947	—	166,884,947
Michigan	—	30,375,024	—	30,375,024
Minnesota	—	65,713,057	—	65,713,057
Mississippi	—	908,785	—	908,785
Missouri	—	28,063,261	—	28,063,261
Nebraska	—	5,076,566	—	5,076,566
Nevada	—	32,298,255	—	32,298,255
New Jersey	—	13,657,930	—	13,657,930
New Mexico	—	37,410,865	—	37,410,865
New York	—	528,407,849	—	528,407,849
North Carolina	—	80,247,134	—	80,247,134
Ohio	—	86,509,128	—	86,509,128
Oklahoma	—	4,573,945	—	4,573,945
Oregon	—	50,994,674	—	50,994,674
Pennsylvania	—	65,932,076	—	65,932,076

See accompanying notes to financial statements.

136

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Rhode Island	$—	$3,659,738	$—	$3,659,738
South Carolina	—	11,782,220	—	11,782,220
Tennessee	—	22,207,316	—	22,207,316
Texas	—	396,639,195	—	396,639,195
Utah	—	15,775,379	—	15,775,379
Virginia	—	116,722,949	—	116,722,949
Washington	—	98,928,877	—	98,928,877
West Virginia	—	1,689,183	—	1,689,183
Wisconsin	—	90,599,278	—	90,599,278
Short-Term Investment	5,931,775	—	—	5,931,775

TOTAL INVESTMENTS	$5,931,775	$3,440,230,888	$—	$3,446,162,663

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,682,799	$1,682,799	$438,022,083	$433,773,107	$—	$—	5,931,775	$5,931,775	$60,363

See accompanying notes to financial statements.

137

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (Unaudited)

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
ASSETS
Investments in unaffiliated issuers, at value	$2,620,913,374	$3,440,230,888
Investments in affiliated issuers, at value	4,475,425	5,931,775

Total Investments	2,625,388,799	3,446,162,663
Receivable for fund shares sold	9,802,063	—
Dividends receivable — affiliated issuers	13,975	7,822
Interest receivable - unaffiliated issuers	30,075,706	45,438,246
Receivable from Adviser (Note 3)	160,008	—

TOTAL ASSETS	2,665,440,551	3,491,608,731

LIABILITIES
Due to custodian (Note 3)	24	—
Payable for investments purchased	9,653,026	—
Advisory fee payable	667,627	596,262
Trustees’ fees and expenses payable	—	623

TOTAL LIABILITIES	10,320,677	596,885

NET ASSETS	$2,655,119,874	$3,491,011,846

NET ASSETS CONSIST OF:
Paid-in Capital	$2,617,323,535	$3,531,334,626
Undistributed (distribution in excess of) net investment income (loss)	(2,950,571)	(1,876,142)
Accumulated net realized gain (loss) on investments and foreign currency transactions	4,221,750	388,825
Net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	36,525,160	(38,835,463)

NET ASSETS	$2,655,119,874	$3,491,011,846

NET ASSET VALUE PER SHARE
Net asset value per share	$49.03	$47.99

Shares outstanding (unlimited amount authorized, $0.01 par value)	54,151,036	72,751,082

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,584,388,214	$3,479,066,351
Investments in affiliated issuers	4,475,425	5,931,775

Total cost of investments	$2,588,863,639	$3,484,998,126

See accompanying notes to financial statements.

138

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended December 31, 2017

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated income	$29,552,261	$21,890,889
Dividend income — affiliated issuers	46,506	60,363

TOTAL INVESTMENT INCOME (LOSS)	29,598,767	21,951,252

EXPENSES
Advisory fee	3,766,163	3,544,234
Trustees’ fees and expenses	19,594	28,852
Miscellaneous expenses	495	721

TOTAL EXPENSES	3,786,252	3,573,807

Expenses waived/reimbursed by the Adviser (Note 3)	(898,365)	—

NET EXPENSES	2,887,887	3,573,807

NET INVESTMENT INCOME (LOSS)	26,710,880	18,377,445

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	4,806,177	209,737
In-kind redemptions — unaffiliated issuers	6,252,587	(487,610)

Net realized gain (loss)	11,058,764	(277,873)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	4,910,426	(37,891,651)

NET REALIZED AND UNREALIZED GAIN (LOSS)	15,969,190	(38,169,524)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$42,680,070	$(19,792,079)

See accompanying notes to financial statements.

139

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the Six Months Ended December 31, 2017

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$26,710,880	$44,538,252
Net realized gain (loss)	11,058,764	21,164,109
Net change in unrealized appreciation/depreciation	4,910,426	(75,727,310)

Net increase (decrease) in net assets resulting from operations	42,680,070	(10,024,949)

Net equalization credits and charges	178,184	616,149

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(31,289,263)	(44,138,641)
Net realized gains	—	(3,820,953)

Total distributions to shareholders	(31,289,263)	(47,959,594)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	599,106,383	1,022,199,609
Cost of shares redeemed	(367,236,683)	(502,918,520)
Net income equalization	(178,184)	(616,149)
Other capital	12,200	72,773

Net increase (decrease) in net assets from beneficial interest transactions	231,703,716	518,737,713

Net increase (decrease) in net assets during the period	243,272,707	461,369,319

Net assets at beginning of period	2,411,847,167	1,950,477,848

NET ASSETS AT END OF PERIOD	$2,655,119,874	$2,411,847,167

Undistributed (distribution in excess of) net investment income (loss)	$(2,950,571)	$1,627,812

SHARES OF BENEFICIAL INTEREST:
Shares sold	12,200,000	21,200,000
Shares redeemed	(7,500,000)	(10,300,000)

Net increase (decrease)	4,700,000	10,900,000

See accompanying notes to financial statements.

140

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the Six Months Ended December 31, 2017

	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,377,445	$32,764,289
Net realized gain (loss)	(277,873)	1,176,122
Net change in unrealized appreciation/depreciation	(37,891,651)	(31,154,055)

Net increase (decrease) in net assets resulting from operations	(19,792,079)	2,786,356

Net equalization credits and charges	83,788	142,657

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(21,575,892)	(32,023,360)
Net realized gains	—	(1,566,431)

Total distributions to shareholders	(21,575,892)	(33,589,791)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	194,553,635	609,838,645
Cost of shares redeemed	(120,861,321)	(86,922,177)
Net income equalization	(83,788)	(142,657)
Other capital	39,044	238,567

Net increase (decrease) in net assets from beneficial interest transactions	73,647,570	523,012,378

Net increase (decrease) in net assets during the period	32,363,387	492,351,600

Net assets at beginning of period	3,458,648,459	2,966,296,859

NET ASSETS AT END OF PERIOD	$3,491,011,846	$3,458,648,459

Undistributed (distribution in excess of) net investment income (loss)	$(1,876,142)	$1,322,305

SHARES OF BENEFICIAL INTEREST:
Shares sold	4,000,000	12,600,000
Shares redeemed	(2,500,000)	(1,800,000)

Net increase (decrease)	1,500,000	10,800,000

See accompanying notes to financial statements.

141

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)		Year Ended 6/30/13(a)
Net asset value, beginning of period	$48.77		$50.59	$47.52	$47.44	$46.04		$48.32

Income (loss) from investment operations:
Net investment income (loss) (b)	0.53		1.05	1.09	1.14	1.18		1.30
Net realized and unrealized gain (loss) (c)	0.35		(1.75)	3.11	0.06	1.68		(1.74)

Total from investment operations	0.88		(0.70)	4.20	1.20	2.86		(0.44)

Net equalization credits and charges (b)	0.00	(d)	0.01	0.02	0.02	(0.00	)(d)	0.00 (d)

Other capital (b)	0.00	(d)	0.00 (d)	0.00 (d)	0.00 (d)	0.00	(d)	0.02

Distributions to shareholders from:
Net investment income	(0.62)		(1.04)	(1.10)	(1.14)	(1.18)		(1.30)
Net realized gains	—		(0.09)	(0.05)	—	(0.28)		(0.56)

Total distributions	(0.62)		(1.13)	(1.15)	(1.14)	(1.46)		(1.86)

Net asset value, end of period	$49.03		$48.77	$50.59	$47.52	$47.44		$46.04

Total return (e)	1.80%		(1.34)%	9.02%	2.56%	6.41%		(1.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,655,120		$2,411,847	$1,950,478	$1,304,277	$1,034,219		$1,084,129
Ratios to average net assets:
Total expenses	0.30	%(f)	0.30%	0.30%	0.30%	0.30%		0.30%
Net expenses	0.23	%(f)	0.23%	0.23%	0.23%	0.23%		0.23%
Net investment income (loss)	2.13	%(f)	2.15%	2.23%	2.37%	2.58%		2.69%
Portfolio turnover rate (g)	12	%(h)	23%	21%	20%	28%		18%

(a)	On March 15, 2016, the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF underwent a 1-for-2 reverse share split. The historical per share data presented here has been retroactively adjusted to reflect this split. See Note 10.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

142

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)		Year Ended 6/30/14(a)	Year Ended 6/30/13(a)
Net asset value, beginning of period	$48.54		$49.07	$48.50	$48.72		$48.06	$48.78

Income (loss) from investment operations:
Net investment income (loss) (b)	0.25		0.49	0.46	0.44		0.46	0.52
Net realized and unrealized gain (loss) (c)	(0.50)		(0.52)	0.57	(0.22)		0.66	(0.60)

Total from investment operations	(0.25)		(0.03)	1.03	0.22		1.12	(0.08)

Net equalization credits and charges (b)	0.00	(d)	0.00 (d)	0.00 (d)	0.00	(d)	0.00 (d)	0.00 (d)

Other capital (b)	0.00	(d)	0.00 (d)	0.00 (d)	0.00	(d)	0.00 (d)	0.00 (d)

Distributions to shareholders from:
Net investment income	(0.30)		(0.48)	(0.46)	(0.44)		(0.46)	(0.54)
Net realized gains	—		(0.02)	—	(0.00	)(d)	—	(0.10)

Total distributions	(0.30)		(0.50)	(0.46)	(0.44)		(0.46)	(0.64)

Net asset value, end of period	$47.99		$48.54	$49.07	$48.50		$48.72	$48.06

Total return (e)	(0.54)%		(0.04)%	2.13%	0.46%		2.31%	(0.20)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,491,012		$3,458,648	$2,966,297	$2,609,387		$2,219,335	$1,927,465
Ratios to average net assets:
Total expenses	0.20	%(f)	0.20%	0.20%	0.20%		0.20%	0.20%
Net investment income (loss)	1.04	%(f)	1.01%	0.94%	0.91%		0.93%	1.07%
Portfolio turnover rate (g)	17	%(h)	32%	23%	23%		17%	20%

(a)	On March 15, 2016, the SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF underwent a 1-for-2 reverse share split. The historical per share data presented here has been retroactively adjusted to reflect this split. See Note 10.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

143

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (Unaudited)

1.	Organization

SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of seventy-eight (78) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

Each Fund is classified as a non-diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

144

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ underlying benchmarks.

Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within

145

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2017, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no material transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premium and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

146

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Equalization

The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Distributions

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	0.30%
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	0.20

The Adviser pays all expenses of each Fund other than management fee, taxes, interest, the fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

Nuveen Asset Management receives fees from the Advisor for its services as the sub-adviser to the Funds.

Administrator, Sub-Administrator Fees and Custodian Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Distributor

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2017 are disclosed in the Schedules of Investments.

Due to Custodian

In certain circumstances, the Funds may have cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds. As of December 31, 2017, the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF has a cash overdraft related to the sale of investment securities.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended December 31, 2017, were as follows:

	Purchases	Sales
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$294,221,327	$299,041,144
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	670,842,694	581,357,204

For the period ended December 31, 2017, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$583,488,843	$367,161,827	$6,252,587
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	116,780,081	120,439,359	(487,610)

6.	Shareholder Transactions

Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or Custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for

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SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes on Net Assets.

7.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2017, SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$2,589,269,926	$45,444,120	$9,325,247	$36,118,873
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	3,485,225,922	552,750	39,616,009	(39,063,259)

8.	Line of Credit

The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.

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SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017, the Funds and other affiliated funds participated in a $360 million revolving credit facility.

The Funds had no outstanding loans as of December 31, 2017.

9.	Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10.	Stock Splits

The Board authorized a 1-for-2 reverse stock split for the SPDR Nuveen Barclays Municipal Bond ETF and SPDR Nuveen Barclays Short Term Municipal Bond ETF effective after the close of trading on March 14, 2016, for the shareholders of record on March 15, 2016. The impact of the reverse stock split was to decrease the number of shares outstanding by a factor of two, while increasing the net asset value of shares outstanding by a factor of two, resulting in no effect to the net assets of the Fund. The financial statements and financial highlights for the Funds have been adjusted to reflect the reverse stock split.

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SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

11.	New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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SPDR SERIES TRUST

OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

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SPDR SERIES TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Annualized Expense Ratio	0.23%	0.20%
Actual:
Ending Account Value	$1,018.00	$994.60
Expenses Paid During Period(a)	1.17	1.01
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.00	1,024.20
Expenses Paid During Period(a)	1.17	1.02

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at http://www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

154

SPDR Series Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce S. Rosenberg, Treasurer

Ann Carpenter, Vice President; Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse D. Hallee, Secretary

Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Advisors Funds

Distributors, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20006

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Fund Shares are distributed by State Street Global Advisors Funds Distributors, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC; member FINRA, SIPC.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds

For more complete information, please call 866.787.2257 or

visit www.spdrs.com today.

State Street Global Advisors

State Street Financial Center

One Lincoln Street

Boston, MA 02111

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.

Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.

BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.

SSGA Funds Management has retained Nuveen Asset Management as the sub-adviser for the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF and SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

© 2018 State Street Corporation - All Rights Reserved

SPDRMUNISAR

Item 2. Code of Ethics.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a) A Schedule of Investments for each series of the registrant is included as a part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 8, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	March 8, 2018